UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2013

Date of reporting period:	9/30/2013

Item 1. Schedule of Investments

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 81.0%
AFFILIATED MUTUAL FUNDS — 56.7%
AST AQR Emerging Markets Equity Portfolio	12,988,463	$130,274,284
AST ClearBridge Dividend Growth Portfolio	6,168,469	67,236,310
AST Cohen & Steers Realty Portfolio*	34,997,168	265,278,531
AST Federated Aggressive Growth Portfolio*	1,163,311	14,250,556
AST Global Real Estate Portfolio*	46,741,144	461,335,092
AST Goldman Sachs Large-Cap Value Portfolio*	1,226,229	26,449,749
AST Goldman Sachs Mid-Cap Growth Portfolio*	5,584,632	36,020,878
AST Goldman Sachs Small-Cap Value Portfolio*	4,722,205	72,202,513
AST Herndon Large-Cap Value Portfolio*	2,262,605	25,816,319
AST High Yield Portfolio*	54,661,301	434,557,346
AST International Growth Portfolio*	30,604,756	402,146,489
AST International Value Portfolio*	32,301,906	561,407,133
AST Jennison Large-Cap Growth Portfolio*	1,690,460	28,906,861
AST Jennison Large-Cap Value Portfolio*	2,667,636	40,921,541
AST Large-Cap Value Portfolio*	3,871,453	70,073,299
AST Loomis Sayles Large Cap Growth Portfolio*	1,590,357	41,683,260
AST Lord Abbett Core Fixed-Income Portfolio*	4,595,686	51,701,470
AST MFS Growth Portfolio*	3,154,135	43,400,902
AST MFS Large-Cap Value Portfolio*	2,087,650	26,137,375
AST Mid-Cap Value Portfolio*	9,062,197	147,532,561
AST Money Market Portfolio*	246,715	246,715
AST Neuberger Berman Core Bond Portfolio*	1,494,722	15,395,636
AST Neuberger Berman Mid-Cap Growth Portfolio*	4,451,417	133,453,470
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	6,838,297	149,416,800
AST Parametric Emerging Markets Equity Portfolio*	23,192,669	202,471,999
AST PIMCO Limited Maturity Bond Portfolio*	69,159	719,941
AST PIMCO Total Return Bond Portfolio*	7,782,070	95,719,459
AST Prudential Core Bond Portfolio*	11,184,163	117,881,075
AST QMA Emerging Markets Equity Portfolio	18,745,405	180,893,158
AST QMA US Equity Alpha Portfolio*	12,628,428	203,696,545
AST Small-Cap Growth Portfolio*	750,863	21,790,051
AST Small-Cap Value Portfolio*	7,949,530	148,258,726
AST T. Rowe Price Equity Income Portfolio*	7,344,643	83,214,811
AST T. Rowe Price Large-Cap Growth Portfolio*	1,612,048	29,516,591
AST T. Rowe Price Natural Resources Portfolio*	821,942	17,729,295
AST Western Asset Core Plus Bond Portfolio*	5,650,280	59,440,944

TOTAL AFFILIATED MUTUAL FUNDS
(cost $3,843,315,438)(w)		4,407,177,685

COMMON STOCKS — 9.3%
Advertising
China Century Dragon Media, Inc. (China)*(g)	15,222	2

	Shares	Value
COMMON STOCKS (Continued)
Advertising (cont’d.)
Omnicom Group, Inc.	13,381	$848,891

		848,893

Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.(u)	10,100	985,356
AON PLC (United Kingdom)	1,540	114,638
Esterline Technologies Corp.*(u)	1,100	87,879
Exelis, Inc.(u)	33,100	520,001
General Dynamics Corp.(u)	4,300	376,336
HEICO Corp.(u)	1,500	101,610
Hexcel Corp.*(u)	1,500	58,200
Huntington Ingalls Industries, Inc.(u)	7,100	478,540
Kratos Defense & Security Solutions, Inc.*	6,807	56,362
Northrop Grumman Corp.(u)	4,800	457,248
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(u)	11,000	266,640
Taser International, Inc.*(u)	15,300	228,123
Teledyne Technologies, Inc.*(u)	700	59,451
United Technologies Corp.(u)	26,400	2,846,448

		6,636,832

Air Freight & Logistics — 0.1%
FedEx Corp.	25,561	2,916,766
Forward Air Corp.(u)	1,000	40,350
TNT Express NV (Netherlands)	534,073	4,875,161

		7,832,277

Airlines
Alaska Air Group, Inc.(u)	14,700	920,514
Allegiant Travel Co.(u)	3,100	326,616
Republic Airways Holdings, Inc.*(u)	2,600	30,940
Spirit Airlines, Inc.*(u)	21,600	740,232

		2,018,302

Auto Components — 0.1%
Cooper Tire & Rubber Co.	44,019	1,355,785
Johnson Controls, Inc.(u)	18,180	754,470
Magna International, Inc. (Canada)	2,300	189,888
Modine Manufacturing Co.*(u)	1,300	19,019
Standard Motor Products, Inc.(u)	1,000	32,160
TRW Automotive Holdings Corp.*	5,830	415,737
Visteon Corp.*(u)	9,000	680,760

		3,447,819

Automobile Manufacturers
Winnebago Industries, Inc.*(u)	2,500	64,900

Automobiles
General Motors Co.*(u)	38,300	1,377,651
Tesla Motors, Inc.*(u)	700	135,394
Thor Industries, Inc.(u)	12,500	725,500

		2,238,545

Beverages
Coca-Cola Co. (The)(u)	19,200	727,296
Coca-Cola Enterprises, Inc.(u)	18,140	729,409
Dr. Pepper Snapple Group, Inc.(u)	10,240	458,957
National Beverage Corp.(u)	1,100	19,646
PepsiCo, Inc.(u)	3,680	292,560

		2,227,868

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*(u)	4,200	143,976

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Alexion Pharmaceuticals, Inc.*(u)	14,000	$1,626,240
Amgen, Inc.(u)	400	44,776
Astex Pharmaceuticals, Inc.*	36	305
Biogen Idec, Inc.*(u)	9,930	2,390,747
Celgene Corp.*(u)	13,390	2,061,123
Emergent Biosolutions, Inc.*(u)	2,600	49,530
Idera Pharmaceuticals, Inc.*	11,250	19,575
ImmunoGen, Inc.*(u)	6,900	117,438
Ligand Pharmaceuticals, Inc.*(u)	6,000	259,680
Myriad Genetics, Inc.*(u)	15,700	368,950
Nanosphere, Inc.*	15,184	30,368
Pharmacyclics, Inc.*(u)	1,200	166,104
RXi Pharmaceuticals Corp.*	320	1,120
Transcept Pharmaceuticals, Inc.*	1,310	4,166
United Therapeutics Corp.*(u)	11,300	891,005
Vertex Pharmaceuticals, Inc.*(u)	6,880	521,642

		8,696,745

Building Products
A.O. Smith Corp.(u)	16,000	723,200
Ainsworth Lumber Co. Ltd. (Canada)*	123,998	476,707
China Gengsheng Minerals, Inc. (China)*	3,595	611
Fortune Brands Home & Security, Inc.(u)	7,900	328,877
Gibraltar Industries, Inc.*(u)	9,100	129,766
Lennox International, Inc.(u)	14,500	1,091,270
Masco Corp.(u)	19,530	415,598

		3,166,029

Capital Markets
American Capital Ltd.*(u)	5,700	78,375
Goldman Sachs Group, Inc. (The)(u)	4,860	768,901
LPL Financial Holdings, Inc.(u)	11,900	455,889
Raymond James Financial, Inc.(u)	5,400	225,018
Waddell & Reed Financial, Inc. (Class A Stock)(u)	8,600	442,728

		1,970,911

Chemicals — 0.1%
Air Products & Chemicals, Inc.(u)	9,580	1,020,941
Axiall Corp.(u)	18,760	708,940
CF Industries Holdings, Inc.(u)	1,200	252,996
Dow Chemical Co. (The)	13,620	523,008
Fuller (H.B.) Co.(u)	900	40,671
FutureFuel Corp.(u)	8,000	143,680
Huntsman Corp.(u)	25,600	527,616
International Flavors & Fragrances, Inc.(u)	9,900	814,770
Koppers Holdings, Inc.(u)	4,900	208,985
LSB Industries, Inc.*(u)	4,800	160,944
LyondellBasell Industries NV (Netherlands) (Class A Stock)(u)	11,400	834,822
PPG Industries, Inc.(u)	1,200	200,472
RPM International, Inc.(u)	2,800	101,360
Schulman, (A.), Inc.(u)	4,100	120,786
Stepan Co.(u)	1,200	69,276
Valspar Corp. (The)(u)	12,100	767,503
Westlake Chemical Corp.(u)	6,800	711,688
Zoltek Cos., Inc.*	105	1,752

		7,210,210

Commercial Banks — 0.1%
BB&T Corp.	12,940	436,725
BOK Financial Corp.(u)	1,800	114,030

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Capital One Financial Corp.	7,700	$529,298
CapitalSource, Inc.	15,146	179,934
Chemical Financial Corp.(u)	2,431	67,874
CIT Group, Inc.*(u)	20,880	1,018,318
Citizens & Northern Corp.(u)	1,600	31,904
Comerica, Inc.	14,970	588,471
Eagle Bancorp, Inc.*(u)	4,820	136,358
East West Bancorp, Inc.(u)	12,800	408,960
Enterprise Financial Services Corp.(u)	2,100	35,238
Financial Institutions, Inc.(u)	3,900	79,794
First Banks, Inc.*	211	75,659
First Citizens BancShares, Inc. (Class A Stock)(u)	900	185,040
First Community Bancshares, Inc.(u)	1,400	22,890
First Interstate Bancsystem, Inc.(u)	8,200	198,030
First Niagara Financial Group, Inc.(u)	7,200	74,664
Firstbank Corp.	434	8,450
Hanmi Financial Corp.(u)	4,600	76,222
Huntington Bancshares, Inc.(u)	121,600	1,004,416
MainSource Financial Group, Inc.(u)	2,400	36,456
OFG Bancorp (Puerto Rico)(u)	6,200	100,378
Sterling Bancorp (Class N Stock)	15,498	212,788
Sterling Financial Corp.	4,379	125,458
SunTrust Banks, Inc.(u)	17,330	561,839
SVB Financial Group*(u)	3,520	304,022
Taylor Capital Group, Inc.*	4	89
Tower Financial Corp.	5,630	130,785
Wells Fargo & Co.(u)	36,720	1,517,270

		8,261,360

Commercial Services & Supplies — 0.1%
Alliance Data Systems Corp.*(u)	1,390	293,943
Brink’s Co. (The)(u)	8,400	237,720
Consolidated Graphics, Inc.*(u)	400	22,424
Courier Corp.(u)	600	9,492
Deluxe Corp.(u)	14,300	595,738
Ennis, Inc.(u)	1,300	23,452
EVERTEC, Inc. (Puerto Rico)	3,959	87,929
Knoll, Inc.(u)	5,300	89,782
Leidos Holdings, Inc.	18,057	821,943
Performant Financial Corp.*(u)	6,100	66,612
Rollins, Inc.(u)	5,600	148,456
Steelcase, Inc. (Class A Stock)(u)	18,800	312,456
Stewart Enterprises, Inc. (Class A Stock)	101,345	1,332,687
Tyco International Ltd. (Switzerland)(u)	5,300	185,394
UniFirst Corp.(u)	2,300	240,166
Viad Corp.(u)	4,200	104,790

		4,572,984

Communications Equipment — 0.1%
Anaren, Inc.*	2,313	58,982
ARRIS Group, Inc.*(u)	7,700	131,362
Black Box Corp.(u)	1,300	39,832
Brocade Communications Systems, Inc.*(u)	44,600	359,030
Cisco Systems, Inc.(u)	48,020	1,124,628
EchoStar Corp. (Class A Stock)*(u)	800	35,152
F5 Networks, Inc.*(u)	9,200	788,992
Harmonic, Inc.*(u)	18,200	139,958
Harris Corp.(u)	2,500	148,250
Plantronics, Inc.(u)	3,000	138,150
Polycom, Inc.*(u)	11,500	125,580

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
QUALCOMM, Inc.(u)	14,780	$995,581

		4,085,497

Computers & Peripherals — 0.1%
Analysts International Corp.*	621	3,999
Apple, Inc.(u)	1,500	715,125
Blackberry Ltd. (Canada)*	27,253	216,661
Cray, Inc.*(u)	1,700	40,919
Dell, Inc.	145,525	2,003,879
Electronics For Imaging, Inc.*(u)	700	22,176
FleetMatics Group PLC (Ireland)*	6,600	247,830
Hewlett-Packard Co.(u)	53,940	1,131,661
Immersion Corp.*(u)	5,500	72,545
SanDisk Corp.(u)	6,340	377,293
Western Digital Corp.(u)	3,400	215,560

		5,047,648

Construction & Engineering — 0.4%
AECOM Technology Corp.*(u)	19,500	609,765
Argan, Inc.(u)	700	15,379
EMCOR Group, Inc.(u)	6,700	262,171
Ferrovial SA (Spain)	462,648	8,332,494
Fluor Corp.(u)	23,090	1,638,466
Grana y Montero SA (Peru), ADR	227,581	4,542,517
Grupo Aeroportuario del Centro Norte Sab de CV (Mexico)*	400	1,335
Michael Baker Corp.	5,799	234,686
National Technical Systems, Inc.*	47,310	1,081,034
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*(a)	476,430	4,607,243
Quanta Services, Inc.*(u)	28,400	781,284
Vinci SA (France)	85,223	4,961,381

		27,067,755

Construction Materials
Eagle Materials, Inc.(u)	600	43,530
Headwaters, Inc.*(u)	19,400	174,406

		217,936

Consumer Finance
DFC Global Corp.*(u)	9,200	101,108
Nelnet, Inc. (Class A Stock)(u)	15,500	595,975
SLM Corp.(u)	11,300	281,370

		978,453

Consumer Products & Services
School Specialty, Inc.*	999	87,413

Containers & Packaging
Ball Corp.	1,800	80,784
Crown Holdings, Inc.*(u)	16,600	701,848
Owens-Illinois, Inc.*(u)	10,400	312,208
Packaging Corp. of America(u)	2,900	165,561

		1,260,401

Distributors
Core-Mark Holding Co., Inc.(u)	2,100	139,524

Diversified Consumer Services
Capella Education Co.*(u)	1,200	67,872
Grand Canyon Education, Inc.*(u)	11,800	475,304
Service Corp. International(u)	1,400	26,068

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Weight Watchers International, Inc.(u)	2,600	$97,162

		666,406

Diversified Financial Services — 0.2%
Aquasition Corp. (United Kingdom)*	90,000	927,450
Bank of America Corp.(u)	61,540	849,252
HF2 Financial Management, Inc.	147,410	1,500,634
IntercontinentalExchange, Inc.*(u)	1,720	312,042
Invesco Ltd. (Bermuda)(u)	18,510	590,469
Jovian Capital Corp. (Canada)	23,196	229,922
McGraw Hill Financial, Inc.(u)	4,300	282,037
MedWorth Acquisition Corp.	55,825	449,950
Morgan Stanley(u)	23,650	637,368
NYSE Euronext	117,839	4,946,881
Pingtan Marine Enterprise Ltd. (Cayman Islands)*	82,948	168,384
Regional Management Corp.	1,200	38,160
State Street Corp.(u)	7,890	518,768
TD Ameritrade Holding Corp.(u)	24,450	640,101
Virtus Investment Partners, Inc.*	677	110,107

		12,201,525

Diversified Telecommunication Services — 0.2%
8x8, Inc.*(u)	9,100	91,637
Intelsat SA (Luxembourg)*(a)	250,607	6,014,568
Premiere Global Services, Inc.*(u)	6,200	61,752
Vivendi SA (France)	421,611	9,698,431

		15,866,388

Electric Utilities — 0.5%
Alupar Investimento SA (Brazil), 144A(g)	249,444	1,975,248
CMS Energy Corp.	10,660	280,571
Edison International	17,680	814,341
EDP - Energias de Portugal SA (Portugal)	2,140,640	7,820,382
El Paso Electric Co.(u)	10,600	354,040
IDACORP, Inc.(u)	1,900	91,960
ITC Holdings Corp.	68,470	6,426,594
Korea Electric Power Corp. (South Korea), ADR*(a)	479,985	6,738,989
NextEra Energy, Inc.(u)	85,879	6,884,061
NRG Yield, Inc.*	197,233	5,974,188
NV Energy, Inc.	38,582	910,921
Xcel Energy, Inc.	41,900	1,156,859

		39,428,154

Electrical Equipment
Babcock & Wilcox Co. (The)(u)	19,300	650,796
Emerson Electric Co.(u)	25,550	1,653,085
Molex, Inc.	2,146	82,664
Thermon Group Holdings, Inc.*(u)	2,700	62,397
Vicor Corp.*(u)	2,800	22,904

		2,471,846

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*(u)	19,100	926,923
Avnet, Inc.(u)	23,200	967,672
Honeywell International, Inc.(u)	19,700	1,635,888
Ingram Micro, Inc. (Class A Stock)*(u)	35,800	825,190
Insight Enterprises, Inc.*(u)	5,700	107,844
Integrated Drilling Equipment Holdings Corp.*	9,296	30,212
Jabil Circuit, Inc.(u)	14,200	307,856

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.(u)	2,000	$156,440
Molex, Inc. (Class A Stock)	15,982	611,791
Sanmina Corp.*(u)	6,700	117,183
ScanSource, Inc.*(u)	1,700	58,820
Tech Data Corp.*(u)	7,000	349,370
TTM Technologies, Inc.*(u)	2,400	23,400

		6,118,589

Energy Equipment & Services — 0.1%
Bristow Group, Inc.(u)	4,300	312,868
C&J Energy Services, Inc.*(u)	3,500	70,280
Diamond Offshore Drilling, Inc.(u)	11,500	716,680
Dril-Quip, Inc.*(u)	3,600	413,100
Ensco PLC (United Kingdom) (Class A Stock)(u)	24,420	1,312,575
Helix Energy Solutions Group, Inc.*(u)	1,400	35,518
Matrix Service Co.*(u)	5,200	102,024
National Oilwell Varco, Inc.	1,450	113,260
Oceaneering International, Inc.(u)	10,500	853,020
Parker Drilling Co.*(u)	15,900	90,630
Schlumberger Ltd.(u)	5,600	494,816
SEACOR Holdings, Inc.(u)	600	54,264
Superior Energy Services, Inc.*(u)	32,100	803,784
Unit Corp.*(u)	6,100	283,589

		5,656,408

Energy–Alternate Sources
JinkoSolar Holding Co. Ltd. (China), ADR*	21,000	473,550
Mission Newenergy Ltd. (Australia)*	2,482	60
Verenium Corp.*	25,715	102,089

		575,699

Entertainment & Leisure
WMS Industries, Inc.*	79,587	2,065,283

Financial–Bank & Trust
Citigroup, Inc.(u)	20,860	1,011,919

Food & Staples Retailing
CVS Caremark Corp.(u)	23,810	1,351,219
Harris Teeter Supermarkets, Inc.	6,539	321,653
Kroger Co. (The)(u)	17,800	718,052
Mondelez International, Inc. (Class A Stock)(u)	22,610	710,406
Village Super Market, Inc. (Class A Stock)(u)	700	26,614

		3,127,944

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	25,210	928,736
Cal-Maine Foods, Inc.(u)	600	28,860
Chefs’ Warehouse, Inc. (The)*	2,100	48,510
Chiquita Brands International, Inc.*(u)	8,400	106,344
Darling International, Inc.*(u)	15,800	334,328
General Mills, Inc.(u)	19,460	932,523
Hain Celestial Group, Inc. (The)*	9,905	763,874
Ingredion, Inc.(u)	11,700	774,189
Nash Finch Co.	2,335	61,667
Pilgrim’s Pride Corp.*(u)	28,300	475,157
Pinnacle Foods, Inc.(u)	5,000	132,350
Sanderson Farms, Inc.(u)	1,400	91,336
Seaboard Corp.(u)	30	82,440

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
WhiteWave Foods Co.	281	$5,612

		4,765,926

Gas Utilities — 0.2%
ENN Energy Holdings Ltd. (China)	628,700	3,497,837
New Jersey Resources Corp.(u)	1,400	61,670
ONEOK, Inc.	141,130	7,525,052
Southwest Gas Corp.(u)	3,300	165,000
UGI Corp.(u)	19,600	766,948

		12,016,507

Healthcare Equipment & Supplies — 0.1%
Abbott Laboratories(u)	3,700	122,803
Anika Therapeutics, Inc.*(u)	1,300	31,148
Atrion Corp.(u)	300	77,634
Baxter International, Inc.	7,150	469,684
C.R. Bard, Inc.(u)	2,800	322,560
CareFusion Corp.*(u)	1,900	70,110
Covidien PLC (Ireland)	32,915	2,005,841
Cyberonics, Inc.*(u)	8,600	436,364
Edwards Lifesciences Corp.*(u)	1,900	132,297
Hill-Rom Holdings, Inc.(u)	8,400	300,972
InspireMD, Inc.*(g)	1,578	3,677
Intuitive Surgical, Inc.*(u)	800	301,016
Invacare Corp.(u)	6,800	117,436
MAKO Surgical Corp.*	7,240	213,652
Masimo Corp.(u)	1,800	47,952
Orthofix International NV (Curacao)*(u)	1,100	22,946
Sirona Dental Systems, Inc.*(u)	6,000	401,580
STERIS Corp.(u)	7,400	317,904
Sunshine Heart, Inc. (Australia)*	2,500	28,950

		5,424,526

Healthcare Providers & Services — 0.1%
AdCare Health Systems, Inc.*	2,218	8,983
Aetna, Inc.(u)	4,600	294,492
CIGNA Corp.(u)	6,700	514,962
CML HealthCare, Inc. (Canada)	83,844	874,214
DaVita HealthCare Partners, Inc.*	15,470	880,243
Ensign Group, Inc. (The)(u)	600	24,666
Express Scripts Holding Co.*(u)	8,600	531,308
Health Management Associates, Inc. (Class A Stock)*	114,284	1,462,835
Health Net, Inc.*(u)	6,000	190,200
Humana, Inc.(u)	16,632	1,552,265
National Healthcare Corp.(u)	1,100	51,997
NeoStem, Inc.*	4,000	34,200
Providence Service Corp. (The)*(u)	1,900	54,511
Select Medical Holdings Corp.(u)	18,000	145,260
UnitedHealth Group, Inc.(u)	9,420	674,566
Universal Health Services, Inc. (Class B Stock)(u)	11,800	884,882
Vanguard Health Systems, Inc.*	7,142	150,053
WellPoint, Inc.(u)	2,200	183,942

		8,513,579

Healthcare Technology
Cerner Corp.*(u)	11,800	620,090
Computer Programs & Systems, Inc.(u)	9,400	549,900
MedAssets, Inc.*(u)	12,500	317,750
Medidata Solutions, Inc.*(u)	4,700	464,971

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Technology (cont’d.)
Omnicell, Inc.*(u)	4,900	$116,032

		2,068,743

Holding Companies–Diversified — 0.2%
Andina Acquisition Corp. (Cayman Islands)*	44,550	446,391
BGS Acquisition Corp. (British Virgin Islands)*	71,910	746,426
Capitol Acquisition Corp. II	162,000	1,642,680
Chart Acquisition Corp.	134,325	1,352,653
China VantagePoint Acquisition Co. (Cayman Islands), Unit*	194	—
Cis Acquisition Ltd. (British Virgin Islands)*	90,000	930,600
Collabrium Japan Acquisition Corp. (United Kingdom)*	63,000	647,955
Hyde Park Acquisition Corp. II	125,100	1,279,148
Infinity Cross Border Acquisition Corp. (British Virgin Islands)*	26,400	208,428
JetPay Corp.*	15,969	53,177
Prime Acquisition Corp. (Cayman Islands)*	51,855	568,331
Quinpario Acquisition Corp.	163,030	1,702,033
ROI Acquisition Corp. II	63,000	634,725
Silver Eagle Acquisition Corp.	166,250	1,687,438

		11,899,985

Home Builders
Brookfield Residential Properties, Inc. (Canada)*	3,600	82,872
M/I Homes, Inc.*	731	15,073
Toll Brothers, Inc.*	7,680	249,062

		347,007

Hotels, Restaurants & Leisure — 0.1%
Biglari Holdings, Inc.*(u)	800	330,136
Bravo Brio Restaurant Group, Inc.*(u)	2,400	36,240
Caesars Entertainment Corp.*	6,000	118,260
CEC Entertainment, Inc.(u)	2,800	128,408
Chipotle Mexican Grill, Inc.*(u)	2,400	1,028,880
Cracker Barrel Old Country Store, Inc.(u)	1,700	175,508
Denny’s Corp.*(u)	3,600	22,032
Fiesta Restaurant Group, Inc.*(u)	1,800	67,788
Interval Leisure Group, Inc.(u)	1,300	30,719
Jack in the Box, Inc.*(u)	12,400	496,000
Marriott Vacations Worldwide Corp.*(u)	7,800	343,200
Multimedia Games Holding Co., Inc.*(u)	5,000	172,750
National CineMedia, Inc.	1,534	28,931
Panera Bread Co. (Class A Stock)*(u)	500	79,265
Papa John’s International, Inc.(u)	9,700	677,836
Penn National Gaming, Inc.*	11,062	612,392
Royal Caribbean Cruises Ltd. (Liberia)	8,560	327,677
Ruth’s Hospitality Group, Inc.(u)	3,700	43,882
SHFL Entertainment, Inc.*	32,502	747,546
Sonic Corp.*(u)	12,500	221,875
Starbucks Corp.(u)	4,700	361,759
Texas Roadhouse, Inc.(u)	11,700	307,476
Wyndham Worldwide Corp.(u)	1,900	115,843
Yum! Brands, Inc.	2,910	207,745

		6,682,148

Household Durables
Jarden Corp.*(u)	8,050	389,620
La-Z-Boy, Inc.(u)	14,300	324,753
Lennar Corp. (Class A Stock)(u)	8,800	311,520

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
NACCO Industries, Inc. (Class A Stock)(u)	2,300	$127,466
PulteGroup, Inc.(u)	17,860	294,690
Whirlpool Corp.(u)	7,900	1,156,876

		2,604,925

Household Products
Energizer Holdings, Inc.(u)	1,700	154,955
Kimberly-Clark Corp.	14,930	1,406,705

		1,561,660

Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)(u)	68,000	903,720
Calpine Corp.*	312,410	6,070,126
China Hydroelectric Corp. (China), ADS*	232,755	586,543
China Longyuan Power Group Corp. (China) (Class H Stock)	5,683,076	5,906,328
Drax Group PLC (United Kingdom)	892,826	9,849,718
NRG Energy, Inc.	306,471	8,375,852

		31,692,287

Industrial Conglomerates
Carlisle Cos., Inc.(u)	1,000	70,290
Siemens AG (Germany), ADR(a)	24,231	2,920,078

		2,990,368

Insurance — 0.1%
ACE Ltd. (Switzerland)(u)	19,170	1,793,545
Aflac, Inc.	5,040	312,430
Allied World Assurance Co. Holdings AG (Switzerland)(u)	900	89,451
American Financial Group, Inc.(u)	16,700	902,802
American National Insurance Co.(u)	400	39,216
American Safety Insurance Holdings Ltd. (Bermuda)*	1,007	30,411
Assured Guaranty Ltd.(u)	1,200	22,500
CNA Financial Corp.(u)	4,300	164,174
Eastern Insurance Holdings, Inc.	109	2,661
Erie Indemnity Co. (Class A Stock)(u)	1,500	108,705
Everest Re Group Ltd. (Bermuda)(u)	3,130	455,133
Hallmark Financial Services, Inc.*(u)	1,700	15,079
Hartford Financial Services Group, Inc. (The)(u)	19,490	606,529
HCC Insurance Holdings, Inc.(u)	8,200	359,324
Maiden Holdings Ltd. (Bermuda)(u)	9,300	109,833
Marsh & McLennan Cos., Inc.	7,220	314,431
Meadowbrook Insurance Group, Inc.	4,246	27,599
MetLife, Inc.(u)	33,350	1,565,784
PartnerRe Ltd. (Bermuda)(u)	8,880	812,875
ProAssurance Corp.(u)	5,900	265,854
RenaissanceRe Holdings Ltd. (Bermuda)	2,430	219,988
Symetra Financial Corp.(u)	13,700	244,134
Unum Group(u)	3,700	112,628
XL Group PLC (Ireland)(u)	2,100	64,722

		8,639,808

Internet & Catalog Retail
Amazon.com, Inc.*(u)	3,490	1,091,114
Blue Nile, Inc.*(u)	1,000	40,930
Expedia, Inc.(u)	2,870	148,637
HSN, Inc.(u)	13,100	702,422

		1,983,103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 0.2%
Active Network, Inc. (The)*(u)	24,208	$346,416
Akamai Technologies, Inc.*(u)	5,500	284,350
AOL, Inc.*(u)	6,900	238,602
Bankrate, Inc.*(u)	3,100	63,767
Blucora, Inc.*(u)	2,600	59,748
Dice Holdings, Inc.*(u)	18,700	159,137
Digital River, Inc.*(u)	2,000	35,740
eBay, Inc.*(u)	13,030	726,944
Google, Inc. (Class A Stock)*(u)	2,830	2,478,825
IAC/InterActiveCorp(u)	20,800	1,137,136
IntraLinks Holdings, Inc.*(u)	4,600	40,480
LinkedIn Corp. (Class A Stock)*	1,290	317,417
LogMeIn, Inc.*(u)	6,600	204,930
Marketo, Inc.*	2,587	82,474
NIC, Inc.(u)	5,900	136,349
Premier Alliance Group, Inc.*	9,164	5,773
priceline.com, Inc.*	180	181,971
SciQuest, Inc.*(u)	1,200	26,952
Shutterstock, Inc.(u)	5,700	414,504
Sourcefire, Inc.*	357	27,103
Telecity Group PLC (United Kingdom)	461,353	6,197,674
Textura Corp.*	3,000	129,240
United Online, Inc.(u)	51,650	412,167
ValueClick, Inc.*(u)	6,400	133,440
Vocus, Inc.*(u)	11,000	102,410

		13,943,549

IT Services — 0.1%
Broadridge Financial Solutions, Inc.(u)	7,600	241,300
Cardtronics, Inc.*(u)	3,200	118,720
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	3,300	270,996
CoreLogic, Inc.*(u)	34,600	935,930
DST Systems, Inc.(u)	4,000	301,640
ExlService Holdings, Inc.*(u)	1,300	37,024
Forrester Research, Inc.(u)	1,400	51,464
Genpact Ltd. (Bermuda)*(u)	5,280	99,686
iGATE Corp.*(u)	8,500	235,960
Lender Processing Services, Inc.	46,578	1,549,650
NeuStar, Inc. (Class A Stock)*(u)	1,500	74,220
Science Applications International Corp.*	10,318	348,233
Sykes Enterprises, Inc.*(u)	7,800	139,698
Syntel, Inc.(u)	4,300	344,430
Total System Services, Inc.(u)	23,200	682,544
Visa, Inc. (Class A Stock)	1,320	252,252

		5,683,747

Leisure Equipment & Products
Arctic Cat, Inc.(u)	2,300	131,215
Polaris Industries, Inc.(u)	5,700	736,326
Smith & Wesson Holding Corp.*(u)	72,700	798,973

		1,666,514

Life Sciences Tools & Services — 0.1%
Affymetrix, Inc.*(u)	3,500	21,700
Bruker Corp.*(u)	24,100	497,665
Cambrex Corp.*(u)	3,000	39,600
Charles River Laboratories International, Inc.*(u)	1,100	50,886
Life Technologies Corp.*	25,086	1,877,185
Mettler-Toledo International, Inc.*(u)	5,258	1,262,393

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
Quintiles Transnational Holdings, Inc.*(u)	1,600	$71,808
Techne Corp.(u)	1,300	104,078

		3,925,315

Machinery — 0.1%
AGCO Corp.(u)	16,000	966,720
Blount International, Inc.*(u)	6,000	72,660
Columbus Mckinnon Corp.*(u)	3,000	72,090
Federal Signal Corp.*(u)	3,500	45,045
Flow International Corp.*	18,476	73,719
Hyster-Yale Materials Handling, Inc.(u)	4,600	412,482
IDEX Corp.(u)	7,600	495,900
John Bean Technologies Corp.(u)	2,200	54,736
LB Foster Co. (Class A Stock)(u)	1,200	54,888
Lincoln Electric Holdings, Inc.(u)	10,400	692,848
Lindsay Corp.(u)	5,400	440,748
Middleby Corp.*(u)	1,100	229,801
Mueller Industries, Inc.(u)	3,000	167,010
Oshkosh Corp.*(u)	23,600	1,155,928
PACCAR, Inc.(u)	19,820	1,103,181
SPX Corp.(u)	5,590	473,138
Standex International Corp.(u)	900	53,460
Sun Hydraulics Corp.(u)	4,550	164,938
Tennant Co.(u)	600	37,200
Timken Co.(u)	1,300	78,520
Toro Co. (The)(u)	9,000	489,150
Valmont Industries, Inc.(u)	5,600	777,896
WABCO Holdings, Inc.*(u)	8,890	749,071
Wabtec Corp.(u)	13,200	829,884

		9,691,013

Manufacturing
Cereplast, Inc.*	26,556	345
Gerber Scientific Escrow Shares*	101,412	—
Trimas Corp.*	2,174	81,090

		81,435

Marine — 0.1%
Kirby Corp.*	55,713	4,821,960
Matson, Inc.(u)	8,300	217,709

		5,039,669

Media — 0.5%
AMC Networks, Inc. (Class A Stock)*(u)	13,500	924,480
Asian Pay Television Trust (Singapore), 144A	1,851,554	1,202,661
Belo Corp. (Class A Stock)	27,379	375,092
CBS Corp. (Class B Stock)(u)	18,220	1,005,015
Charter Communications, Inc. (Class A Stock)*	38,397	5,174,380
Cinemark Holdings, Inc.(u)	20,200	641,148
Comcast Corp. (Class A Stock)(u)	31,940	1,442,091
Comcast Corp. (Special Class A Stock)	48,877	2,119,795
Discovery Communications, Inc. (Class C Stock)*	35,826	2,798,727
DISH Network Corp. (Class A Stock)(u)	10,150	456,852
Global Sources Ltd. (Bermuda)*(u)	15,700	116,494
Kabel Deutschland Holding AG (Germany)*	9,205	1,082,165
Liberty Global PLC (United Kingdom) (Class C Stock)*	97,060	7,321,236
Liberty Media Corp. (Class A Stock)*(u)	1,800	264,870

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Madison Square Garden Co. (The) (Class A Stock)*(u)	4,800	$278,736
Morningstar, Inc.(u)	1,000	79,260
News Corp. (Class A Stock)*	19,415	311,805
Scripps Networks Interactive, Inc. (Class A Stock)(u)	10,000	781,100
Time Warner Cable, Inc.(u)	53,437	5,963,569
Time Warner, Inc.(u)	45,690	3,006,859
Twenty-First Century Fox, Inc.	26,662	893,177
Washington Post Co. (The) (Class B Stock)(u)	800	489,080

		36,728,592

Metals & Mining — 0.1%
Alcoa, Inc.(u)	145,460	1,181,135
Alumina Ltd. (Australia), ADR*	42,050	159,370
Coeur d’Alene Mines Corp.*(u)	51,700	622,985
CST Brands, Inc.	49,623	1,478,765
Energy Fuels, Inc. (Canada)*	80,000	12,427
Freeport-McMoRan Copper & Gold, Inc.	10,100	334,108
Global Brass & Copper Holdings, Inc.*	750	13,155
Lion One Metals Ltd. (Canada)*	79,592	29,363
Mines Management, Inc.*	1,481	832
Noranda Aluminum Holding Corp.(u)	2,200	5,412
Reliance Steel & Aluminum Co.(u)	600	43,962
RTI International Metals, Inc.*	11,343	363,430
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	2,141
United States Steel Corp.	10,300	212,077
Uranium One, Inc. (Canada)*	638,465	1,766,541
Worthington Industries, Inc.(u)	16,300	561,209

		6,786,912

Multiline Retail
Dillard’s, Inc. (Class A Stock)(u)	11,200	876,960
Dollar Tree, Inc.*(u)	14,200	811,672
Five Below, Inc.*	10,000	437,500

		2,126,132

Multi-Utilities — 0.4%
Ameren Corp.(u)	12,300	428,532
Avista Corp.(u)	12,000	316,800
CenterPoint Energy, Inc.	246,763	5,914,909
Dominion Resources, Inc.	75,446	4,713,866
DTE Energy Co.(u)	14,600	963,308
National Grid PLC (United Kingdom), ADR	82,292	4,859,343
NiSource, Inc.	194,178	5,998,158
PG&E Corp.(u)	1,900	77,748
SCANA Corp.(u)	10,900	501,836
Sempra Energy(u)	78,656	6,732,954

		30,507,454

Office Electronics
Xerox Corp.(u)	7,100	73,059

Oil, Gas & Consumable Fuels — 1.4%
Alon USA Energy, Inc.(u)	10,900	111,289
AltaGas Ltd. (Canada)	172,030	6,114,284
Anadarko Petroleum Corp.(u)	12,860	1,195,851
Bonnett’s Energy Corp. (Canada)	170	1,154
Cabot Oil & Gas Corp.(u)	9,300	347,076
Cameron International Corp.*	4,070	237,566
Cheniere Energy, Inc.*	460,019	15,705,049

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Energy Corp.(u)	5,200	$134,576
Chevron Corp.(u)	1,800	218,700
ConocoPhillips(u)	1,600	111,216
Crimson Exploration, Inc.*	30,331	91,296
Delek US Holdings, Inc.(u)	20,700	436,563
Devon Energy Corp.(u)	3,500	202,160
Emerald Oil, Inc.*	10,100	72,619
Enbridge, Inc. (Canada)	248,633	10,377,941
EOG Resources, Inc.(u)	900	152,352
EQT Midstream Partners LP	142,152	6,998,143
Green Plains Renewable Energy, Inc.(u)	2,400	38,520
Gulf United Energy, Inc.*	196,239	451
Hollyfrontier Corp.(u)	17,300	728,503
Kinder Morgan, Inc.(u)	21,400	761,198
Marathon Petroleum Corp.(u)	7,720	496,550
MPLX LP	237,847	8,667,145
Murphy Oil Corp.(u)	6,400	386,048
Noble Energy, Inc.(u)	12,500	837,625
Novus Energy, Inc. (Canada)*	32,705	35,720
Oasis Petroleum, Inc.*(u)	7,300	358,649
Occidental Petroleum Corp.(u)	4,090	382,579
Pembina Pipeline Corp. (Canada)	126,776	4,200,089
Petrominerales Ltd. (Canada)	16,394	186,214
Phillips 66(u)	11,350	656,257
Phillips 66 Partners LP	185,000	5,690,600
Platino Energy Corp. (Canada)	12,334	9,579
Rock-Tenn Co. (Class A Stock)(u)	6,320	640,026
Sanchez Energy Corp.*	4,925	130,069
SemGroup Corp. (Class A Stock)	144,499	8,239,333
SM Energy Co.(u)	7,700	594,363
Targa Resources Corp.(u)	236,295	17,240,083
Tesoro Corp.(u)	19,800	870,804
TransCanada Corp. (Canada)	86,964	3,820,320
TriOil Resources Ltd. (Canada)*	39,406	107,118
Vaalco Energy, Inc.*(u)	26,400	147,312
Valero Energy Corp.(u)	24,650	841,798
Western Gas Equity Partners LP	111,669	4,152,970
Williams Cos., Inc. (The)	240,951	8,760,978

		111,488,736

Paper & Forest Products
Clearwater Paper Corp.*(u)	2,700	128,979
Domtar Corp. (Canada)(u)	2,500	198,550
International Paper Co.	5,430	243,264
Neenah Paper, Inc.(u)	2,200	86,482

		657,275

Personal Products
Avon Products, Inc.(u)	19,700	405,820
Inter Parfums, Inc.(u)	3,000	89,970
Medifast, Inc.*(u)	8,000	215,120
Nu Skin Enterprises, Inc. (Class A Stock)(u)	6,900	660,606
USANA Health Sciences, Inc.*(u)	900	78,111

		1,449,627

Pharmaceuticals — 0.2%
Access Pharmaceuticals, Inc.*	24,512	11,030
Allergan, Inc.(u)	1,590	143,816
Bristol-Myers Squibb Co.	28,554	1,321,479
Cornerstone Therapeutics, Inc.*	4,279	40,265
Depomed, Inc.*(u)	2,200	16,456

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Elan Corp. PLC (Ireland), ADR*	137,016	$2,134,709
Eli Lilly & Co.(u)	1,800	90,594
Hi-Tech Pharmacal Co., Inc.	5,728	247,163
Jazz Pharmaceuticals PLC (Ireland)*(u)	12,500	1,149,625
Johnson & Johnson	15,730	1,363,634
Mallinckrodt PLC (Ireland)*	25,603	1,128,836
NeuroBioPharm, Inc. (Canada)*	355	1
Onyx Pharmaceuticals, Inc.*	4,420	551,041
Optimer Pharmaceuticals, Inc.*	13,900	175,140
Provectus Pharmaceuticals, Inc.*	25,815	19,878
Questcor Pharmaceuticals, Inc.(u)	11,900	690,200
Sagent Pharmaceuticals, Inc.*	791	16,136
Santarus, Inc.*(u)	20,300	458,171
SciClone Pharmaceuticals, Inc.*(u)	5,300	26,871
Synageva BioPharma Corp.*	2,000	126,620
Theragenics Corp.*	5,223	11,386
Valeant Pharmaceuticals International, Inc.*	3,280	342,202
Warner Chilcott PLC (Ireland) (Class A
Stock)	77,044	1,760,455

		11,825,708

Professional Services
Barrett Business Services, Inc.(u)	400	26,924
Exponent, Inc.(u)	400	28,736
Huron Consulting Group, Inc.*(u)	2,200	115,742
ICF International, Inc.*(u)	4,000	141,640
Insperity, Inc.(u)	3,600	135,360
Korn/Ferry International*(u)	1,600	34,240
Manpowergroup, Inc.(u)	2,600	189,124
Navigant Consulting, Inc.*(u)	9,200	142,232
Resources Connection, Inc.(u)	5,700	77,349
Robert Half International, Inc.(u)	16,400	640,092

		1,531,439

Real Estate
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	20,049	749,833

Real Estate Investment Trusts — 0.2%
Altisource Residential Corp. (Virgin Islands)	2,500	57,450
American Assets Trust, Inc.(u)	5,000	152,550
American Capital Agency Corp.(u)	23,600	532,652
American Capital Mortgage Investment Corp.(u)	39,300	776,568
Annaly Capital Management, Inc.(u)	17,800	206,124
Apartment Investment & Management Co. (Class A Stock)(u)	10,300	287,782
Apollo Residential Mortgage, Inc.(u)	8,200	119,638
Ashford Hospitality Trust, Inc.(u)	24,300	299,862
Boston Properties, Inc.(u)	3,690	394,461
Brandywine Realty Trust	15,480	204,026
Camden Property Trust	4,010	246,374
CapLease, Inc.	138,785	1,178,285
Chatham Lodging Trust(u)	10,900	194,674
Colonial Properties Trust	27,304	614,067
CommonWealth REIT	34,902	764,703
Cousins Properties, Inc.	29,380	302,320
DiamondRock Hospitality Co.(u)	20,000	213,400
Digital Realty Trust, Inc.	3,960	210,276
Franklin Street Properties Corp.(u)	18,300	233,142
GEO Group, Inc. (The)(u)	10,100	335,825
Goodman Group (Australia), 144A	712,314	3,245,825

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
HCP, Inc.	6,310	$258,396
Highwoods Properties, Inc.(u)	14,770	521,529
Hospitality Properties Trust(u)	16,300	461,290
Invesco Mortgage Capital, Inc.(u)	32,300	497,097
Investors Real Estate Trust(u)	9,500	78,375
iStar Financial, Inc.*	6,475	360,204
JAVELIN Mortgage Investment Corp.(u)	6,400	75,712
Kimco Realty Corp.	10,900	219,962
MPG Office Trust, Inc.*	133,571	418,077
New Residential Investment Corp.	106,711	706,427
Newcastle Investment Corp.	126,851	712,903
Post Properties, Inc.(u)	4,930	221,949
Prologis, Inc.	8,720	328,046
Resource Capital Corp.(u)	38,300	227,502
RLJ Lodging Trust(u)	15,000	352,350
Saul Centers, Inc.(u)	400	18,500
Simon Property Group, Inc.(u)	3,830	567,721
Summit Hotel Properties, Inc.(u)	8,022	73,722
Taubman Centers, Inc.(u)	1,500	100,965
Urstadt Biddle Properties, Inc. (Class A Stock)(u)	700	13,916
Western Asset Mortgage Capital Corp.(u)	5,000	79,950
Winthrop Realty Trust(u)	22,700	253,105

		17,117,702

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*(u)	21,300	492,669
Howard Hughes Corp. (The)*(u)	1,300	146,081
Jones Lang LaSalle, Inc.(u)	9,700	846,810
Kennedy-Wilson Holdings, Inc.	2,782	51,634
Thomas Properties Group, Inc.	773	5,195

		1,542,389

Retail & Merchandising
ALCO Stores, Inc.*	175	2,441
Ark Restaurants Corp.	6,747	144,521
AutoZone, Inc.*(u)	1,020	431,185
Groupe Fnac (France)*	8,305	221,675
Home Depot, Inc. (The)(u)	15,920	1,207,532
Lowe’s Cos., Inc.(u)	8,660	412,303
Lululemon Athletica, Inc. (Canada)*(u)	4,190	306,247
Nordstrom, Inc.	6,240	350,688
OfficeMax, Inc.	11,477	146,791
Saks, Inc.*	8,340	132,940

		3,356,323

Road & Rail — 0.6%
AMERCO(u)	3,500	644,455
Asciano Ltd. (Australia)	922,311	5,024,557
Aurizon Holdings Ltd. (Australia)	1,120,333	4,894,999
Canadian Pacific Railway Ltd. (Canada)	52,350	6,459,067
CSX Corp.(u)	57,670	1,484,426
East Japan Railway Co. (Japan)	88,000	7,584,257
Genesee & Wyoming, Inc. (Class A Stock)*	43,803	4,072,365
J.B. Hunt Transport Services, Inc.	48,126	3,509,829
Norfolk Southern Corp.	2,250	174,038
Old Dominion Freight Line, Inc.*(u)	15,500	712,845
Saia, Inc.*(u)	3,300	102,894
Union Pacific Corp.(u)	50,434	7,834,417

		42,498,149

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Energy Industries, Inc.*(u)	5,700	$99,864
Applied Materials, Inc.(u)	42,690	748,783
ASML Holding NV (Netherlands)	3,012	297,465
Avago Technologies Ltd. (Singapore)(u)	40,141	1,730,880
Broadcom Corp. (Class A Stock)(u)	22,510	585,485
Cirrus Logic, Inc.*(u)	13,300	301,644
Entegris, Inc.*(u)	9,900	100,485
Freescale Semiconductor Ltd. (Bermuda)*	21,870	364,136
Inphi Corp.*(u)	5,200	69,836
Intersil Corp. (Class A Stock)(u)	16,100	180,803
KLA-Tencor Corp.	6,750	410,738
Kulicke & Soffa Industries, Inc. (Singapore)*(u)	19,100	220,605
Lam Research Corp.*(u)	26,403	1,351,570
LSI Corp.(u)	122,900	961,078
Marvell Technology Group Ltd. (Bermuda)(u)	85,300	980,950
ON Semiconductor Corp.*(u)	94,690	691,237
PLX Technology, Inc.*(u)	14,711	88,560
PMC - Sierra, Inc.*(u)	49,100	325,042
Power Integrations, Inc.(u)	1,400	75,810
RF Micro Devices, Inc.*(u)	96,400	543,696
Silicon Image, Inc.*(u)	27,300	145,782
Skyworks Solutions, Inc.*(u)	39,400	978,696
Spansion, Inc. (Class A Stock)*(u)	4,700	47,423
Synaptics, Inc.*(u)	8,500	376,380
TranSwitch Corp.*	22,694	5,900
Volterra Semiconductor Corp.*	7,030	161,690
Xilinx, Inc.(u)	9,990	468,131

		12,312,669

Software — 0.1%
Activision Blizzard, Inc.(u)	32,800	546,776
Actuate Corp.*(u)	6,200	45,570
Adobe Systems, Inc.*(u)	6,790	352,673
ANSYS, Inc.*(u)	1,700	147,084
Aspen Technology, Inc.*(u)	4,500	155,475
Authentidate Holding Corp.*	61,655	54,873
AVG Technologies NV (Netherlands)*(u)	15,400	368,676
CA, Inc.(u)	20,200	599,334
Citrix Systems, Inc.*(u)	6,700	473,087
CommVault Systems, Inc.*(u)	13,000	1,141,790
Compuware Corp.	43,289	484,837
Fair Isaac Corp.(u)	4,300	237,704
Greenway Medical Technologies	4,942	102,052
Informatica Corp.*(u)	9,900	385,803
Interactive Intelligence Group, Inc.*(u)	400	25,396
Intuit, Inc.(u)	3,100	205,561
Manhattan Associates, Inc.*(u)	4,300	410,435
Microsoft Corp.(u)	4,890	162,886
Monotype Imaging Holdings, Inc.(u)	1,300	37,258
NetScout Systems, Inc.*(u)	1,600	40,912
Official Payments Holdings, Inc.*	15,196	126,431
Oracle Corp.(u)	31,810	1,055,138
Pegasystems, Inc.(u)	5,400	214,974
Progress Software Corp.*(u)	1,200	31,056
Red Hat, Inc.*(u)	3,700	170,718
Rovi Corp.*(u)	35,300	676,701
SinoHub, Inc. (China)*	16,237	162
SolarWinds, Inc.*(u)	14,200	497,852
Solera Holdings, Inc.(u)	5,400	285,498

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
SS&C Technologies Holdings, Inc.*(u)	8,700	$331,470
Symantec Corp.(u)	16,200	400,950
Synopsys, Inc.*(u)	8,200	309,140
Telenav, Inc.*(u)	5,300	30,952
TiVo, Inc.*(u)	19,600	243,824
VMware, Inc. (Class A Stock)*(u)	8,380	677,942

		11,030,990

Specialty Retail — 0.1%
Aaron’s, Inc.(u)	3,600	99,720
Big 5 Sporting Goods Corp.(u)	1,800	28,944
Cato Corp. (The) (Class A Stock)(u)	1,700	47,566
Chico’s FAS, Inc.(u)	50,500	841,330
Express, Inc.*(u)	50,100	1,181,859
Foot Locker, Inc.(u)	26,800	909,592
Gap, Inc. (The)(u)	19,500	785,460
Genesco, Inc.*(u)	4,900	321,342
Haverty Furniture Cos., Inc.(u)	800	19,624
L&L Acquisition Corp. Escrow Shares*	35,000	—
Murphy USA, Inc.*(u)	17,653	713,004
PetSmart, Inc.(u)	13,200	1,006,632
Ross Stores, Inc.(u)	11,100	808,080
rue21, Inc.*	27,094	1,092,972
Sears Hometown and Outlet Stores, Inc.*(u)	700	22,225
Shoe Carnival, Inc.(u)	1,550	41,865
Target Corp.(u)	3,600	230,328
TJX Cos., Inc. (The)(u)	11,050	623,111
Urban Outfitters, Inc.*(u)	18,500	680,245

		9,453,899

Telecommunications
Comverse, Inc.*	24,360	778,302
Juniper Networks, Inc.*(u)	3,700	73,482
Koninklijke KPN NV (Netherlands)*	177,277	564,469
Orckit Communications Ltd. (Israel)*	1,659	294
Sprint Corp.*	60,200	373,842
Telestone Technologies Corp. (China)*	12,647	4,945

		1,795,334

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s, Inc.(u)	15,000	1,138,350
Coach, Inc.(u)	1,900	103,607
Fossil Group, Inc.*(u)	3,800	441,712
G-III Apparel Group Ltd.*(u)	400	21,836
Maidenform Brands, Inc.*	1,815	42,634
Michael Kors Holdings Ltd. (British Virgin Islands)*(u)	15,200	1,132,704
Ralph Lauren Corp.(u)	3,800	625,974
RG Barry Corp.	2,851	53,912
VF Corp.	1,990	396,110

		3,956,839

Thrifts & Mortgage Finance — 0.1%
First Defiance Financial Corp.(u)	2,000	46,780
Home Loan Servicing Solutions Ltd. (Cayman Islands)(u)	7,800	171,678
Hudson City Bancorp, Inc.	320,994	2,904,996
OceanFirst Financial Corp.(u)	1,000	16,910
PVF Capital Corp.*	81,577	336,097
Roma Financial Corp.*	31,978	594,471

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Washington Federal, Inc.(u)	8,200	$169,576

		4,240,508

Tobacco
Lorillard, Inc.	3,330	149,117
Philip Morris International, Inc.(u)	13,910	1,204,467
Universal Corp.	1,991	101,402

		1,454,986

Trading Companies & Distributors
Aceto Corp.(u)	4,900	76,538
DXP Enterprises, Inc.*(u)	11,700	923,949
Kaman Corp.(u)	8,000	302,880
MRC Global, Inc.*(u)	17,000	455,600
W.W. Grainger, Inc.(u)	3,720	973,561
Watsco, Inc.(u)	900	84,843

		2,817,371

Transportation Infrastructure — 0.7%
Abertis Infraestructuras SA (Spain)(a)	500,643	9,730,085
Atlantia SpA (Italy)	459,765	9,362,146
Baltic Trading Ltd.*	2,500	12,225
CCR SA (Brazil)	727,522	5,734,697
China Merchants Holdings International Co. Ltd. (China)	690,000	2,513,221
Flughafen Zuerich AG (Switzerland)	7,765	4,091,780
Fraport AG Frankfurt Airport Services Worldwide (Germany)	59,490	4,174,350
Groupe Eurotunnel SA (France)	488,858	4,454,965
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	3,481,599	4,107,406
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	4,862,000	1,850,785
Sydney Airport (Australia)	790,765	2,900,617
Transurban Group (Australia)	571,477	3,627,921

		52,560,198

Water Utilities — 0.1%
American States Water Co.(u)	3,800	104,728
American Water Works Co., Inc.(u)	167,740	6,924,307
Beijing Enterprises Water Group Ltd. (China)	7,323,000	3,055,280

		10,084,315

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	56,001	4,089,753
Globecomm Systems, Inc.*	44,642	626,327
SBA Communications Corp. (Class A Stock)*(a)	110,805	8,915,370
Telephone & Data Systems, Inc.(u)	13,585	401,437
Tower Bersama Infrastructure Tbk PT (Indonesia), 144A*(g)	4,563,632	2,305,288

		16,338,175

TOTAL COMMON STOCKS (cost $602,157,046)		725,980,006

EXCHANGE TRADED FUNDS — 2.2%
iShares iBoxx $ High Yield Corporate Bond Fund	87,400	8,002,344

	Shares	Value
EXCHANGE TRADED FUNDS (Continued)
iShares JPMorgan USD Emerging Markets Bond Fund(a)	77,100	$8,403,900
iShares MSCI EAFE Index Fund(a)	962,000	61,365,980
iShares MSCI Emerging Markets Index Fund(a)	1,035,000	42,196,950
iShares S&P Global 100 Index Fund(a)	228,921	16,468,577
iShares US Real Estate	129,300	8,244,168
SPDR Barclays High Yield Bond(a)	214,500	8,545,680
SPDR Dow Jones REIT(a)	238,000	17,357,340

TOTAL EXCHANGE TRADED FUNDS (cost $155,508,918)		170,584,939

PREFERRED STOCKS — 0.1%
Commercial Banks
United Community Banks, Inc., 5.000%*	155	153,333

Consumer Finance
SLM Corp., 3.961%*(c)	900	20,898

Diversified Financial Services
Highclere Holdings Ltd.*	720	—

Electric Utilities
Genie Energy Ltd., 7.500%*	24,030	191,279
NextEra Energy, Inc., 5.799%*	8,100	392,040

		583,319

Farming & Agriculture
Universal Corp., CVT, 6.750%*	575	672,750

Financial–Bank & Trust
Ally Financial, Inc., Series G, 7.000%	175	167,223

Home Builders
Beazer Homes USA, Inc., 7.500%*	5,125	150,060

Household Durables — 0.1%
Sealy Corp., CVT, 8.000%*	33,706	2,671,201

Multi-Utilities
Dominion Resources, Inc., 6.000%	7,050	376,823

Oil, Gas & Consumable Fuels
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. Units (Class E Stock)	1,916,298	1,916,298
Superior Well Services, Inc., Series A, CVT, 4.000%*	154	143,990

		2,060,288

Paper & Forest Products
China Wood, Inc., CVT, 8.000%*(g)	20,500	3,142

Thrifts & Mortgage Finance
Flagstar Bancorp, Inc., Series C, 5.000%*	156	152,719

TOTAL PREFERRED STOCKS
(cost $6,835,754)		7,011,756

	Units
RIGHTS*
Biotechnology
Clinical Data, Inc.	33,609	—

Healthcare Equipment & Supplies
AMA Contingent	27,759	3

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)(a)	500,643	486,975

TOTAL RIGHTS (cost $0)		486,978

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS — 1.7%
Aberdeen Global Income Fund, Inc.	9,725	$105,322
Advent Claymore Convertible Securities & Income Fund	6,752	118,768
Advent Claymore Convertible Securities & Income Fund II	100,347	697,412
Advent Claymore Enhanced Growth & Income Fund	31,415	307,239
Alliance California Municipal Income Fund, Inc.	1,391	17,012
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	4,291	72,260
AQR Multi Strategy Alternative Fund (Institutional Class Shares)*	1,255,262	12,502,411
BlackRock Build America Bond Trust	3,504	65,910
BlackRock Core Bond Trust	23,320	303,160
BlackRock Credit Allocation Income Trust	58,216	759,137
BlackRock EcoSolutions Investment Trust	2,906	22,667
BlackRock Energy and Resources Trust	15,184	391,899
BlackRock Enhanced Capital and Income Fund, Inc.	64,236	831,214
BlackRock Enhanced Equity Dividend Trust	171,550	1,290,056
BlackRock Global Opportunities Equity Trust	92,283	1,291,039
BlackRock Income Opportunity Trust, Inc.	26,674	264,073
BlackRock International Growth and Income Trust	171,964	1,324,123
BlackRock Municipal Income Investment Quality Trust	3,459	45,244
BlackRock MuniHoldings Quality Fund, Inc.	3,040	37,696
BlackRock MuniYield Investment Quality Fund	1,953	25,174
BlackRock MuniYield Michigan Quality Fund II, Inc.	3,845	45,217
BlackRock MuniYield Michigan Quality Fund, Inc.	6,950	88,682
BlackRock MuniYield Pennsylvania Quality Fund	1,304	17,513
BlackRock Resources & Commodities Strategy Trust	69,831	808,643
BTS Rail Mass Transit Growth Infrastructure Fund (Thailand), 144A(g)	9,400,000	3,005,115
Calamos Convertible and High Income Fund	11,521	144,358
Calamos Market Neutral Income Fund (Institutional Class Shares)*	272,207	3,481,522
Central Securities Corp. (Retail Shares)	23,461	547,580
Clough Global Equity Fund	4,274	64,324
Cohen & Steers Dividend Majors Fund, Inc.	305	4,166
Cohen & Steers REIT and Preferred Income Fund, Inc.	8,899	138,023
Cohen & Steers Select Preferred and Income Fund, Inc.	528	12,651
Cutwater Select Income Fund	6,786	120,723
Diamond Hill Long-Short Fund (Institutional Class Shares)	233,012	4,953,833
DTF Tax-Free Income, Inc.	349	4,970
DWS High Income Opportunities Fund, Inc.	8,721	123,402
Eaton Vance California Municipal Bond Fund	6,697	69,180
Eaton Vance Enhanced Equity Income Fund	39,521	476,623
Eaton Vance Enhanced Equity Income Fund II	45,297	531,334
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	1,406,506	13,249,289

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Eaton Vance Municipal Bond Fund II	231	$2,587
Eaton Vance National Municipal Opportunities Trust	6,297	118,321
Eaton Vance New York Municipal Bond Fund	1,500	17,310
Eaton Vance Tax-Advantaged Dividend Income Fund	351	6,322
Ellsworth Fund Ltd.	11,563	90,770
First Opportunity Fund, Inc. (Retail Shares)*	11,264	93,266
First Trust Aberdeen Emerging Opportunity Fund	34	648
First Trust Aberdeen Global Opportunity Income Fund	669	9,734
First Trust Enhanced Equity Income Fund	13,660	169,111
First Trust High Income Long/Short Fund	3,631	63,688
First Trust Strategic High Income Fund II	512	8,146
Fort Dearborn Income Securities, Inc.	8,127	113,453
Forum Funds - Absolute Strategies Fund (Institutional Class Shares)*	1,302,275	14,416,184
Forward Long/Short Credit Analysis Fund (Institutional Class Shares)*	1,238,797	9,390,082
Franklin Templeton Limited Duration Income Trust	574	7,462
Gabelli ABC Fund (Advisor Class Shares)	749,668	7,691,595
ING Global Equity Dividend & Premium Opportunity Fund	21,711	196,050
ING Risk Managed Natural Resources Fund	3,548	35,551
Invesco Advantage Municipal Income Trust II	3,103	33,233
Invesco California Value Municipal Income Trust	4,575	51,332
Invesco Municipal Income Opportunities Trust	8,844	55,983
Invesco Municipal Opportunity Trust	4,506	53,081
Invesco Municipal Trust	9,771	114,321
Invesco Pennsylvania Value Municipal Income Trust	855	10,790
Invesco Trust for Investment Grade Municipals	2,019	25,177
Invesco Value Municipal Income Trust	6,146	83,340
Invesco Van Kampen Bond Fund	9,532	167,191
John Hancock Hedged Equity & Income Fund	21,909	364,347
John Hancock Premium Dividend Fund	16,967	203,095
John Hancock Tax-Advantaged Dividend Income Fund	9,387	163,334
Lazard Global Total Return and Income Fund, Inc.	3,166	52,999
Madison Covered Call & Equity Strategy Fund	32,364	256,647
MFS Investment Grade Municipal Trust	2,653	23,081
Montgomery Street Income Securities, Inc.	2,757	43,312
Morgan Stanley Emerging Markets Fund, Inc. (Retail Shares)	12,501	187,015
Morgan Stanley Income Securities, Inc.	27,855	463,229
Neuberger Berman High Yield Strategies Fund, Inc.	676	8,829
Nuveen AMT-Free Municipal Income Fund	21,353	266,699
Nuveen Arizona Premium Income Municipal Fund	1,986	24,626
Nuveen Build America Bond Opportunity Fund	2,762	51,207

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Nuveen Build American Bond Term Fund	3,315	$59,902
Nuveen California AMT-Free Municipal Income Fund	10,819	133,182
Nuveen California Dividend Advantage Municipal Fund	730	9,329
Nuveen California Dividend Advantage Municipal Fund 2	3,172	41,775
Nuveen California Dividend Advantage Municipal Fund 3	5,402	62,933
Nuveen California Investment Quality Municipal Fund	191	2,590
Nuveen Connecticut Premium Income Municipal Fund	2,458	29,422
Nuveen Dividend Advantage Municipal Fund	15,069	196,349
Nuveen Dividend Advantage Municipal Fund 2	9,049	117,366
Nuveen Dividend Advantage Municipal Fund 3	20,661	262,395
Nuveen Dividend Advantage Municipal Income Fund	16,714	212,101
Nuveen Equity Premium Advantage Fund	13,768	167,006
Nuveen Georgia Dividend Advantage Municipal Fund 2	2,195	26,362
Nuveen Global Value Opportunities Fund.	8,080	104,959
Nuveen Intermediate Duration Municipal Term Fund	3,816	43,808
Nuveen Investment Quality Municipal Fund, Inc.	2,963	40,830
Nuveen Maryland Premium Income Municipal Fund	8,447	102,631
Nuveen Municipal Advantage Fund, Inc.	17,182	214,947
Nuveen Municipal Market Opportunity Fund, Inc.	16,028	196,503
Nuveen Municipal Opportunity Fund, Inc.	3,381	43,953
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	1,459	18,763
Nuveen New York AMT-Free Municipal Income Fund	964	11,799
Nuveen New York Dividend Advantage Municipal Fund	428	5,517
Nuveen North Carolina Premium Income Municipal Fund	4,492	55,117
Nuveen Pennsylvania Investment Quality Municipal Fund	2,367	29,872
Nuveen Pennsylvania Premium Income Municipal Fund 2	2,856	34,986
Nuveen Performance Plus Municipal Fund, Inc.	9,844	132,992
Nuveen Preferred Income Opportunities Fund	9,794	85,012
Nuveen Premier Municipal Income Fund, Inc.	4,715	60,824
Nuveen Premium Income Municipal Fund, Inc.	17,142	219,075
Nuveen Premium Income Municipal Fund 2, Inc.	23,988	313,043
Nuveen Premium Income Municipal Fund 4, Inc.	804	9,568
Nuveen Quality Income Municipal Fund, Inc.	25,000	315,250
Nuveen Quality Municipal Fund, Inc.	12,080	148,584
Nuveen Quality Preferred Income Fund	52,894	399,879
Nuveen Quality Preferred Income Fund II	97,389	794,694

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Nuveen Quality Preferred Income Fund III	17,040	$134,446
Nuveen Select Quality Municipal Fund	9,868	125,324
Nuveen Virginia Premium Income Municipal Fund	712	8,872
Petroleum & Resources Corp. (Retail Shares)	38,246	1,034,937
PIMCO Dynamic Income Fund	266	7,632
PIMCO Unconstrained Bond Fund (Institutional Class Shares)*	1,296,874	14,576,862
Putnam High Income Securities Fund	18,488	145,501
Putnam Managed Municipal Income Trust	5,942	40,643
Putnam Municipal Opportunities Trust	15,448	168,847
Pyxis Long/Short Equity Fund (Class Z Shares)*	308,892	3,919,838
Touchstone Merger Arbitrage Fund (Institutional Class Shares)*	969,351	10,788,881
Transamerica Income Shares, Inc.	9,289	189,588
Tri-Continental Corp.	6,494	118,970
Turner Spectrum Fund (Institutional Class Shares)*	286,282	3,272,204
Wells Fargo Advantage Multi-Sector Income Fund	19,167	271,021
Western Asset Global Corporate Defined Opportunity Fund, Inc.	12,945	230,292
Western Asset Global High Income Fund, Inc.	1,124	13,881
Western Asset Income Fund.	7,173	91,169
Western Asset Municipal High Income Fund, Inc.	6,432	43,738
Western Asset Municipal Partners Fund, Inc.	100	1,383
Western Asset Total Return Unconstrained Fund*	708,623	7,468,886
Western Asset Worldwide Income Fund, Inc.	6,227	78,273
Zweig Fund, Inc.	20,127	271,715

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $127,772,481)		131,198,333

	Units
WARRANTS*
Automobiles
General Motors Co., Series C, expiring 12/31/15	74,360	297,440

Biotechnology
Rexahn Pharmaceuticals, Inc. (Israel), expiring 12/04/17	148,500	21,533
Venaxis, Inc., expiring 05/24/18	2,700	554

		22,087

Commercial Banks
Associated Banc-Corp., expiring 11/21/18	2,176	3,808
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	42,080
Wintrust Financial Corp., expiring 12/19/18	41,843	813,428

		859,316

Commercial Services & Supplies
EveryWare Global, Inc., expiring 05/13/18	81,000	107,325

Conglomerates
Nautilus Marine Acquisition Corp. (Australia), expiring 07/15/16	96,000	8,160

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Units	Value
WARRANTS* (Continued)
Conglomerates (cont’d.)
Net Element International, Inc. (Bulgaria), expiring 10/07/15	28,804	$14,402
SAExploration Holdings, Inc. (Canada), expiring 06/19/16	57,000	53,010

		75,572

Diversified Financial Services
Jack Cooper Holdings Corp., expiring 12/15/17(g)	200	20,000
Jack Cooper Holdings Corp., expiring 05/06/18(g)	50	5,000
Pingtan Marine Enterprise Ltd., expiring 02/26/18	55,000	5,500
RMG Networks Holding Corp., expiring 04/08/18	79,900	51,136

		81,636

Electronic Equipment, Instruments & Components
Integrated Drilling Equipment Holdings Corp., expiring 12/15/17	85,000	9,775

Energy–Alternate Sources
Syntroleum Corp., expiring 07/05/16(g)	31,646	1,266

Healthcare Providers & Services
Healthcare Corp. of America, expiring 11/07/16	44,978	74,214
NeoStem, Inc., expiring 07/22/16	30,000	—

		74,214

Holding Companies–Diversified
Andina Acquisition Corp., expiring 05/10/15	44,550	26,730
BGS Acquisition Corp., expiring 05/21/17	71,910	15,820
Chart Acquisition Corp., expiring 12/19/17	134,325	76,565
Collabrium Japan Acquisition Corp. (United Kingdom), expiring 12/10/17	63,000	17,640
Global Eagle Entertainment, Inc., expiring 05/13/16	175,000	260,750
Infinity Cross Border Acquisition Corp., expiring 07/25/16	26,400	16,500
IVS Group (Luxembourg), expiring 01/27/16	60,858	22,971
Lone Oak Acquisition Corp. (Cayman Islands), expiring 03/24/16	28,070	7,018
Prime Acquisition Corp., expiring 03/30/16	51,752	41,402

		485,396

Insurance
Lincoln National Corp., expiring 07/10/19	7,496	245,119

Investment Companies
Electrawinds SE (Luxembourg), expiring 10/01/15	57,500	23,337

Media
Hemisphere Media Group, expiring 04/06/18	93,601	128,233

Metals & Mining
Coeur d’Alene Mines Corp., expiring 04/16/17	2,365	5,463

Oil, Gas & Consumable Fuels
Green Field Energy Services, Inc., expiring 11/15/21	200	7,000
Harvest Natural Resources, Inc., expiring 10/11/15	5,813	4,999

		11,999

	Units	Value
WARRANTS* (Continued)
Pharmaceuticals
MannKind Corp., expiring 10/29/13	45,000	$119,700
NeuroBioPharm, Inc. Unit (Canada), expiring 04/12/14	711	1
Pluristem Therapeutics, Inc. (Israel), expiring 09/19/17	6,750	2,093
Provectus Pharmaceuticals, Inc., Series A, expiring 01/19/16(g)	93,424	10,744
Provectus Pharmaceuticals, Inc., Series C, expiring 01/19/16(g)	65,397	7,521

		140,059

Semiconductors & Semiconductor Equipment
TranSwitch Corp., expiring 03/28/19	72,000	4,680

TOTAL WARRANTS (cost $1,504,993)		2,572,917

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.2%
Aquilae CLO PLC (Ireland),
Series 2006-1X, Class A
0.572%(c)	01/17/23		Aaa	EUR	141	186,918
ARES CLO Ltd. (Cayman Islands),
Series 2006-6RA, Class A1B, 144A
0.483%(c)	03/12/18		Aaa		213	210,928
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.562%(c)	01/17/23	(g)	Aaa	EUR	84	110,292
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.932%(c)	08/15/18		Aaa		3,000	3,062,832
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.359%(c)	07/25/36		B2		296	287,445
Duane Street CLO III Ltd. (Cayman Islands),
Series 2006-3A, Class A1, 144A
0.519%(c)	01/11/21		Aaa		380	376,285
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
0.686%(c)	02/22/20		A(d)	EUR	123	164,627
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.514%(c)	06/15/18		Aaa		1,045	1,029,837
Galaxy CLO Ltd. (Cayman Islands),
Series 2007-8A, Class A, 144A
0.506%(c)	04/25/19		Aaa		502	492,304
Globaldrive (Netherlands),
Series 2011-AA, Class A, 144A
0.868%(c)	04/20/19		NR	EUR	500	676,885
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
0.961%(c)	10/18/21		Aaa		800	790,481
HarbourMaster CLO (European Currency Unit),
Series 4X, Class A1
2.513%(c)	10/11/19		NR	EUR	129	173,410
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.513%(c)	05/21/21		Aaa		800	774,758

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Jubilee CDO IV BV (Netherlands),
Series IV-X, Class A
0.719%(c)	10/15/19		Aaa	EUR	529	$709,754
LCM V LP (Cayman Islands),
Series 5A, Class A1, 144A
0.480%(c)	03/21/19		Aaa		600	588,626
MAGI Funding PLC (Ireland),
Series I-A, Class A
0.578%(c)	04/11/21		NR	EUR	689	918,866
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.461%(c)	02/18/24	(g)	Aaa	EUR	362	476,404
NAC EuroLoan Advantage I Ltd. (Ireland),
Series 2008-1X, Class A-1
1.596%(c)	04/20/19		Aaa	GBP	381	617,389
Series 2008-1X, Class A-2
1.433%(c)	04/20/19		Aaa		701	701,010
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.966%(c)	07/25/18		Aaa		22	22,124
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.716%(c)	10/26/20		AA+(d)		198	198,153
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
0.518%(c)	06/04/24		Aaa	EUR	581	751,986
Race Point III CLO Ltd.,
Series 2006-3, Class A, 144A
0.528%(c)	04/15/20		Aaa		891	881,254
SLM Student Loan Trust,
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	(g)	Aaa		82	82,429
Series 2010-C, Class A1, 144A
1.832%(c)	12/15/17		Aaa		14	13,949
South Carolina Student Loan Corp.,
Series 2010-1, Class A1
0.714%(c)	01/25/21		AA+(d)		227	226,079
Stanfield Bristol CLO Ltd. (Cayman Islands),
Series 2005-1A, Class A1, 144A
0.524%(c)	10/15/19		Aaa		136	134,987
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.504%(c)	05/15/19		Aaa		498	490,267
Wood Street CLO BV (Netherlands),
Series I, Class A
0.544%(c)	11/22/21		Aaa	EUR	506	672,224
Series II-A, Class A1
0.587%(c)	03/29/21		Aa1	EUR	140	184,880

TOTAL ASSET-BACKED SECURITIES (cost $15,908,338)						16,007,383

BANK LOANS(c) — 0.1%
Auto Components
Exide Technologies,
Term Loan
9.000%	10/09/14		NR		324	324,352

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
9.750%	10/24/14	NR	430	$312,550

Computers & Peripherals
Dell, Inc.,
Term Loan B
—(p)	03/24/20	Ba2	1,700	1,668,834

Diversified Financial Services
J.G. Wentworth,
Term Loan
9.000%	01/22/18	NR	249	249,846
NCP, Inc.,
Term Loan
11.000%	12/20/18	NR	175	173,250

				423,096

Financial Services
Liquidnet Holding, Inc.,
Term Loan
9.250%	05/03/17	NR	439	432,169
Springleaf Finance Corp.,
Initial Term Loan
5.500%	05/28/17	B3	147	146,667

				578,836

Food & Staples Retailing — 0.1%
H.J. Heinz Co.,
Term Loan B-2
3.500%	03/27/20	Ba2	1,995	1,995,000

Media
Virgin Media Investment Holdings Ltd.,
Facility Term Loan B
3.750%	02/06/20	Ba3	400	397,611

Metals & Mining
Patriot Coal Corp.,
Term Loan
9.250%	10/04/13	NR	1,650	1,658,250

Transportation
Overseas Shipholding,
Term Loan
2.736%	12/31/13	NR	450	431,721

TOTAL BANK LOANS (cost $7,737,851)				7,790,250

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
2.482%(c)	11/15/15	NR	3,181	3,185,806
Banc of America Re-REMICS Trust,
Series 2009-UB1, Class A4A, 144A
5.694%(c)	06/24/50	NR	250	273,985
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa	90	92,894
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aa2	800	850,202

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA1, 144A
0.412%(c)	10/15/21		Aaa		497	$495,109
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		Aaa		96	103,984
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		Aaa		936	1,026,274
Series 2010-UD1, Class A, 144A
5.916%(c)	12/18/49		Aaa		1,025	1,155,854
Extended Stay America Trust,
Series 2013-ESFL, Class A1FL, 144A
0.982%(c)	12/05/31		Aaa		800	799,078
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.779%(c)	11/25/20		NR		1,037	1,039,613
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.557%(c)	11/10/45	(g)	Aaa		1,386	190,764
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.749%(c)	10/25/18		Baa1	GBP	283	427,584
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		AAA(d)		1,200	1,259,636
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.732%(c)	07/09/21		Aaa		274	273,800
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.209%(c)	12/16/49		Aaa		100	111,315
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.367%(c)	10/10/40		A3	EUR	692	898,920
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		AAA(d)		600	634,300
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41		Aaa		98	100,012
Series 2007-C32, Class A2
5.932%(c)	06/15/49		Aaa		289	296,806

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,872,984)						13,215,936

CONVERTIBLE BONDS — 0.2%
Airlines
Lufthansa Malta Blues LP (Malta),
Gtd. Notes, 144A
0.750%	04/05/17		Ba1	EUR	350	559,106

Automobiles — 0.1%
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
5.500%	11/09/15		BBB(d)	EUR	1,500	2,237,885

Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Sub. Notes
3.250%	03/15/16		NR		1,675	2,132,484

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Diversified Financial Services
Encore Capital Group, Inc.,
Gtd. Notes, 144A
3.000%	07/01/20		NR		175	$206,719
Penson Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A(i)
8.000%	06/01/14		NR		1,140	91,200

						297,919

Diversified Telecommunication Services
Powerwave Technologies, Inc.,
Sub. Notes(i)
3.875%	10/01/27		NR		450	2,250

Entertainment & Leisure
SouthPeak Interactive Corp.,
24.000%	12/31/13	(g)	NR		500	47,902

Healthcare Equipment & Supplies
China Medical Technologies, Inc. (Cayman Islands),
Sr. Unsec’d. Notes, 144A(i)
6.250%	12/15/16		NR		450	5,625

Healthcare Providers & Services
Healthways, Inc.,
Sr. Unsec’d. Notes, 144A
1.500%	07/01/18		NR		275	304,734

Household Durables
M/I Homes, Inc.,
Gtd. Notes
3.000%	03/01/18		Caa2		225	228,375

Insurance
Meadowbrook Insurance Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	03/15/20		NR		325	329,266
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20		B-(d)		1,025	1,301,109
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19		B-(d)		100	145,875

						1,776,250

Internet Software & Services
Blucora, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	04/01/19		NR		200	251,250
Web.com Group, Inc.,
Sr. Unsec’d. Notes
1.000%	08/15/18		NR		1,200	1,362,750

						1,614,000

Leisure Equipment & Products
TUI AG (Germany),
Sr. Unsec’d. Notes
5.500%	11/17/14		Caa1	EUR	958	1,255,587

Metals & Mining
Jaguar Mining, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/31/16		NR		500	110,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Metals & Mining (cont’d.)
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		NR		250	$258,750
Silver Standard Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.875%	02/01/33		NR		50	37,563

						406,313

Oil, Gas & Consumable Fuels
Alpha Natural Resources, Inc.,
Gtd. Notes
3.750%	12/15/17		B+(d)		100	95,187
Petrominerales Ltd. (Canada),
Gtd. Notes
3.250%	06/12/17		NR		400	384,000
Sr. Unsec’d. Notes
2.625%	08/25/16		NR		300	294,000
Polarcus Ltd. (Cayman Islands),
Sr. Sec’d. Notes
2.875%	04/27/16		NR		100	93,440

						866,627

Pharmaceuticals
Onyx Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
4.000%	08/15/16		NR		183	586,286

Real Estate Investment Trusts
American Realty Capital Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	08/01/18		NR		375	354,609

Semiconductors & Semiconductor Equipment
Rambus, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	08/15/18		NR		575	594,766

Telecommunications
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.000%	01/31/20		B(d)	MXN	2,311	247,218

Thrifts & Mortgage Finance
China Linen,
Notes
7.500%	11/02/13	(g)	NR		200	—

Toys
JAKKS Pacific, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	08/01/18		NR		700	530,250

TOTAL CONVERTIBLE BONDS (cost $15,399,601)						14,048,186

CORPORATE BONDS — 2.7%
Airlines
American Airlines, Inc.,
Sr. Sec’d. Notes(i)
10.500%	10/15/14		NR		200	246,250
Sr. Sec’d. Notes, 144A(i)
7.500%	03/15/16		NR		1,125	1,333,125
Continental Airlines UAL,
Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
6.860%	04/22/14	NR		51	$51,468

					1,630,843

Auto Components
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	B2		150	154,500
Exide Technologies,
Sr. Sec’d. Notes(i)
8.625%	02/01/18	B2		1,150	833,750
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17	B3		450	484,875
Titan International, Inc.,
Sr. Sec’d. Notes
7.875%	10/01/17	B1		650	691,925

					2,165,050

Automobile Manufacturers
Fiat Finance & Trade SA (Luxembourg),
Gtd. Notes, MTN
6.125%	07/08/14	B1	EUR	400	556,076
7.625%	09/15/14	B1	EUR	100	141,698

					697,774

Beverages
Coca-Cola Icecek A/S (Tunisia),
Sr. Unsec’d. Notes, 144A
4.750%	10/01/18	Baa3		450	447,799

Broadcasting
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
4.900%	05/15/15	Ca		450	421,875

Building Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	B+(d)		1,390	1,522,050
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, RegS
9.000%	01/11/18	B+(d)		3,099	3,339,173
Rearden G Holdings EINS GmbH (Germany),
Gtd. Notes, 144A
7.875%	03/30/20	B1		640	656,000
Gtd. Notes, RegS
7.875%	03/30/20	B1		109	111,733

					5,628,956

Chemicals — 0.1%
Alpek SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	11/20/22	Baa3		1,122	1,043,460
Braskem Finance Ltd. (Brazil),
Gtd. Notes, RegS
7.000%	05/07/20	Baa3		1,466	1,546,630
Mexichem SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	09/19/22	Ba1		754	731,380

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Sr. Unsec’d. Notes, RegS
4.875%	09/19/22	Ba1		266	$258,020

					3,579,490

Commercial Banks — 0.3%
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14	Aaa		244	251,398
Gov’t. Liquid Gtd. Notes, RegS
3.200%	11/03/14	Aaa		113	116,426
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15	Aaa		2,900	2,915,344
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22	Aa3		495	478,760
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.625%	02/13/17	Baa2		200	206,000
Sr. Unsec’d. Notes, 144A
4.625%	02/13/17	Baa2		300	309,000
Banco Santander Brazil SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.352%(c)	03/18/14	Baa2		800	799,108
Creditcorp,
Sr. Sec’d. Notes, 144A
12.000%	07/15/18	B3		675	661,500
Depfa ACS Bank (Ireland),
Covered Bonds, RegS
4.375%	01/15/15	A3	EUR	1,100	1,548,807
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16	Ba3		600	580,500
3.000%	11/17/14	Ba3		600	600,000
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16	Ba3	CHF	200	219,353
Emigrant Bancorp, Inc.,
Sr. Notes, 144A
6.250%	06/15/14	NR		375	373,594
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.625%	10/24/16	Aaa	AUD	300	296,059
6.250%	12/28/18	Aaa	AUD	800	808,871
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	12/21/23	NR	AUD	800	449,955
HSH N Finance Guernsey Ltd. (Guernsey),
Bank Gtd. Notes, MTN
0.671%(c)	12/21/15	Aa1	EUR	1,100	1,497,734
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes
3.125%	01/15/16	Baa2		200	199,710
Sr. Unsec’d. Notes, 144A
2.662%(c)	02/24/14	Baa2		1,100	1,106,063
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
6.000%	08/20/20	Aaa	AUD	2,400	2,449,687
6.250%	05/19/21	Aaa	AUD	900	932,049

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20		Aaa	AUD	1,000	$990,177
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
6.299%	05/15/17		Baa3		1,023	1,095,254
Skandinaviska Enskilda Banken AB (Sweden),
Covered Bonds
3.000%	06/20/18		Aaa	SEK	2,000	316,013
Stadshypotek AB (Sweden),
Covered Bonds
3.000%	03/21/18		Aaa	SEK	2,000	317,751
Sec’d. Notes
4.250%	10/10/17		Aaa	AUD	900	840,636

						20,359,749

Commercial Services & Supplies
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
5.875%	08/12/20		Baa3		550	533,500

Construction & Engineering — 0.1%
Andrade Gutierrez International SA (Luxembourg),
Gtd. Notes, 144A
4.000%	04/30/18		Ba1		1,410	1,325,400
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
4.375%	04/25/25		Baa3		1,330	1,153,775
5.125%	06/26/22		Baa3		2,160	2,089,800
Offshore Drilling Holding SA (Mexico),
Sr. Sec’d. Notes, 144A
8.375%	09/20/20		BB(d)		750	758,437

						5,327,412

Diversified Financial Services — 0.2%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22		Aaa	AUD	1,100	1,070,547
BPA Laboratories, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	04/01/17	(g)	NR		625	593,750
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.016%(c)	07/21/14		Aaa		1,400	1,406,719
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
6.125%	01/23/17		Aaa	AUD	500	504,657
6.250%	04/15/15		Aaa	AUD	500	490,387
6.250%	06/08/21		Aaa	AUD	700	712,216
General Electric Capital Australia Funding Pty Ltd. (Australia),
Gtd. Notes, MTN
4.500%	01/30/18		A1	AUD	1,900	1,778,146
Global Investments Group Finance Ltd. (British Virgin Islands),
Gtd. Notes
11.000%	09/24/17		NR		200	179,000
Highclere Holdings Ltd. (Norway),
Sr. Sec’d. Notes
— %(s)	02/26/15		NR		203	183,022

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
4.375%	07/27/16	Baa1		400	$427,088
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
7.750%	01/15/16	Ba3		1,300	1,342,250
8.000%	01/15/18	Ba3		275	288,063
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba2		300	311,250
Jasper Explorer Ltd. (Cyprus),
Sr. Sec’d. Notes
13.500%	05/27/16	NR		700	626,500
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
0.486%(c)	01/31/14	Baa2	EUR	700	947,067
0.670%(c)	07/22/14	Baa2	EUR	500	677,088
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16	A3		100	107,223

					11,644,973

Electric Utilities — 0.1%
AES Gener SA (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/15/21	Baa3		556	553,585
Sr. Unsec’d. Notes, RegS
5.250%	08/15/21	Baa3		218	217,053
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, RegS
5.750%	10/27/21	Baa3		1,648	1,592,792
Colbun SA (Chile),
Sr. Unsec’d. Notes, RegS
6.000%	01/21/20	BBB-(d)		856	914,695
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, RegS
7.625%	07/29/19	Baa3		600	691,500
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21	Baa3		1,240	1,184,200
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	Ba1		600	671,078

					5,824,903

Energy–Alternate Sources
FuelCell Energy, Inc.,
Sr. Unsec’d. Notes
8.000%	06/15/18	NR		250	260,937

Entertainment & Leisure
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, PIK, 144A
13.000%	04/15/14	NR		475	441,597

Financial Services
LBG Capital No. 1 PLC (United Kingdom),
Bank Gtd. Notes
11.040%	03/19/20	Ba2	GBP	800	1,495,872
LBG Capital No. 2 PLC (United Kingdom),
Bank Gtd. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
7.625%	12/09/19		Ba1	GBP	600	$1,005,342

						2,501,214

Financial–Bank & Trust — 0.4%
Abbey National Treasury Services PLC (United Kingdom),
Covered Bonds, MTN
3.125%	06/30/15		Aaa	EUR	3,100	4,279,391
Ally Financial, Inc.,
Gtd. Notes
3.653%(c)	06/20/14		B1		1,100	1,111,055
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15		Aaa		2,000	2,052,000
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13		Aa3		1,500	1,500,083
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.500%	09/16/15		Aaa		900	926,959
Citigroup, Inc.,
Notes, MTN
5.500%	10/15/14		Baa2		94	98,502
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.744%(c)	04/29/14		Aa3		1,400	1,401,144
2.750%	01/10/14		Aa3		4,700	4,727,476
2.750%	04/29/14		Aa3		2,800	2,835,448
DnB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16	(g)	Aaa		1,500	1,541,100
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		Aaa		1,100	1,134,980
Lloyds TSB Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		Ba1		200	266,000
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes
3.580%(c)	10/27/14		Ba1	AUD	1,000	917,989
Suncorp-Metway Ltd. (Australia),
Gov’t. Liquid Gtd. Notes, MTN
4.000%	01/16/14		Aaa	GBP	700	1,144,010
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14		Aaa		400	410,777
WM Covered Bond Program,
Covered Bonds, MTN
4.375%	09/16/14		A+(d)	EUR	1,800	2,493,525

						26,840,439

Food Products
Alicorp SA (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/23		Baa2		630	557,550
Marfrig Holding Europe BV (Netherlands),
Gtd. Notes, 144A
11.250%	09/20/21		B2		570	564,300
Gtd. Notes, RegS
8.375%	05/09/18		B2		880	800,800

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
Virgolino de Oliveira Finance Ltd. (Brazil),
Gtd. Notes, RegS
10.500%	01/28/18	B3	200	$150,500

				2,073,150

Healthcare Products
Rotech Healthcare, Inc.,
Sec’d. Notes(i)
10.500%	03/15/18	B3	200	96,000

Holding Companies–Diversified
CFG Holdings Ltd./CFG Finance LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	11/15/19	B3	703	745,180
Roust Trading Ltd. (Bermuda),
Sr. Sec’d. Notes, PIK
10.000%	05/31/16	NR	76	63,331
Sinochem Overseas Capital Co. Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.500%	11/12/20	Baa1	845	849,192

				1,657,703

Hotels, Restaurants & Leisure
Caesars Entertainment Operating Co., Inc.,
Gtd. Notes
5.375%	12/15/13	Ca	550	545,875

Insurance
HUB International Ltd. (Canada),
Gtd. Notes, 144A
8.125%	10/15/18	Caa2	600	669,750
ING Capital Funding Trust III,
Bank Gtd. Notes
3.848%(c)	12/29/49	B1	475	456,000
MBIA Insurance Corp.,
Sub. Notes, 144A
11.528%(c)	01/15/33	Ca	325	217,750

				1,343,500

Machinery
Tempel Steel Co.,
Sr. Sec’d. Notes, 144A
12.000%	08/15/16	Caa1	700	668,500

Media
Baker & Taylor Acquisitions Corp.,
Sec’d. Notes, 144A
15.000%	04/01/17	B3	375	298,125
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1	776	837,281
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20	Baa3	640	672,000

				1,807,406

Metals & Mining — 0.4%
American Piping Products, Inc.,
Sec’d. Notes, 144A
12.875%	11/15/17	Caa1	200	188,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
AngloGold Ashanti Holdings PLC (Isle of Man),
Gtd. Notes
8.500%	07/30/20	Baa3	760	$780,900
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.250%	02/25/15	Ba1	100	102,500
4.250%	08/05/15	Ba1	200	206,000
9.500%	02/15/15	Ba1	100	109,625
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22	A1	2,709	2,474,430
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22	A1	736	674,249
CSN Resources SA (Brazil),
Gtd. Notes, RegS
6.500%	07/21/20	Ba1	1,551	1,547,123
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20	B+(d)	1,570	1,447,351
Sr. Unsec’d. Notes, RegS
6.750%	04/27/18	B1	2,790	2,727,225
Gerdau Trade, Inc. (British Virgin Islands),
Gtd. Notes, 144A
4.750%	04/15/23	Baa3	890	792,100
Northland Resources AB (Sweden),
Sr. Sec’d. Notes, 144A
4.000%	10/15/20	NR	100	7,962
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	11/01/22	BBB(d)	1,352	1,176,240
Severstal OAO Via Steel Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.450%	03/19/18	BB+(d)	600	585,750
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42	Baa2	1,862	1,501,681
6.750%	04/16/40	Baa2	2,542	2,474,116
TMK OAO Via TMK Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.750%	04/03/20	B1	700	666,750
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	Baa2	5,130	4,942,468
6.875%	11/21/36	Baa2	3,484	3,533,452
Vedanta Resources PLC (India),
Sr. Notes, 144A
6.000%	01/31/19	Ba3	740	703,000
Sr. Unsec’d. Notes, 144A
9.500%	07/18/18	Ba3	970	1,064,575
Sr. Unsec’d. Notes, RegS
6.750%	06/07/16	Ba3	1,184	1,213,600
9.500%	07/18/18	Ba3	899	986,653

				29,905,750

Oil, Gas & Consumable Fuels — 0.8%
Alliance Oil Co. Ltd. (Bermuda),
Gtd. Notes, 144A
7.000%	05/04/20	B(d)	840	831,600

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
ATP Oil & Gas Corp.,
Sec’d. Notes(i)
11.875%	05/01/15	Caa2		425	$2,656
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes
13.750%	12/01/15	Caa3		600	576,000
CCS, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
11.000%	11/15/15	Caa2		575	569,250
Dolphin Energy Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, RegS
5.500%	12/15/21	A1		1,961	2,149,746
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	Baa2		1,621	1,685,840
EDC Finance Ltd. (Ireland),
Gtd. Notes, 144A
4.875%	04/17/20	BB+(d)		1,810	1,728,550
EOAL Cyprus Holdings Ltd. (Cyprus),
Sec’d. Notes(i)
20.000%	06/22/14	NR		30	152
20.000%	06/22/14	NR		30	149
20.000%	06/22/14	NR		20	293
Sr. Sec’d. Notes(i)
15.000%	07/15/14	NR		513	5
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes, 144A
4.375%	04/01/23	Baa3		650	586,625
GeoPark Latin America Ltd. Agencia en Chile (Chile),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20	B(d)		890	887,775
Global Rig Co. ASA (Norway),
Sr. Sec’d. Notes
13.000%	06/09/15	NR		396	418,594
Golden Close Maritime Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, MTN
11.000%	12/09/15	NR		278	293,598
Green Field Energy Services, Inc.,
Sec’d. Notes, 144A
13.000%	11/15/16	C		200	180,000
13.000%	11/15/16	Caa2		5	4,500
Harvest Natural Resources, Inc.,
Sr. Unsec’d. Notes
11.000%	10/11/14	NR		675	627,750
InterOil Exploration and Production ASA (Norway),
Sr. Sec’d. Notes
15.000%	03/14/16	NR	NOK	1,000	168,794
KazMunaiGaz Finance Sub BV (Netherlands),
Gtd. Notes, RegS
7.000%	05/05/20	Baa3		3,166	3,569,665
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22	Baa2		1,919	2,072,520
Novatek OAO via Novatek Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
6.604%	02/03/21	Baa3		1,177	1,274,103
Oil States International, Inc.,
Gtd. Notes, 144A
5.125%	01/15/23	Ba3		1,525	1,669,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pacific Rubiales Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	03/28/23	Ba2	1,860	$1,667,025
Gtd. Notes, RegS
7.250%	12/12/21	Ba2	976	1,024,800
Panoro Energy ASA (Norway),
Sr. Sec’d. Notes, 144A
12.000%	11/15/18	NR	270	286,200
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	Baa3	900	769,500
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42	Baa3	2,162	1,751,220
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	Baa1	2,104	2,113,647
6.750%	01/27/41	Baa1	1,471	1,422,485
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	7,436	7,584,720
5.500%	06/27/44	Baa1	1,947	1,767,562
6.500%	06/02/41	Baa1	4,089	4,237,750
Petroleum Co of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	Baa3	970	1,244,025
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19	A1	4,341	4,807,983
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23	Baa3	775	831,187
Ras Laffan Liquefied Natural Gas Co Ltd. III (Qatar),
Sr. Sec’d. Notes, RegS
6.750%	09/30/19	Aa3	1,184	1,382,320
Reliance Holdings USA, Inc. (India),
Gtd. Notes, RegS
5.400%	02/14/22	Baa2	1,324	1,326,799
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
7.875%	03/13/18	Baa2	2,985	3,440,213
Sidewinder Drilling, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	11/15/19	B3	425	412,250
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23	Baa1	1,000	897,435
TNK-BP Finance SA (Luxembourg),
Gtd. Notes, RegS
6.625%	03/20/17	Baa2	100	109,750
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/28	Baa2	1,120	968,800
Sr. Unsec’d. Notes, RegS
4.250%	04/30/28	Baa2	320	276,800

				57,620,511

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Paper & Forest Products
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22	Baa3	596	$578,997
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
4.500%	04/25/22	Baa3	1,074	1,000,212
Gtd. Notes, RegS
4.500%	04/25/22	Baa3	174	162,045
Unsec’d. Notes, 144A
4.375%	05/15/23	BBB(d)	680	632,211

				2,373,465

Pharmaceuticals
Hypermarcas SA (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	04/20/21	Ba2	583	590,287
Sr. Unsec’d. Notes, RegS
6.500%	04/20/21	Ba2	204	206,550
K-V Pharmaceutical Co.,
Sr. Sec’d. Notes(i)
12.000%	03/15/15	NR	700	770,000

				1,566,837

Pipelines
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21	Baa2	78	89,310
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.700%	03/20/22	Baa3	1,414	1,417,535

				1,506,845

Real Estate
Agile Property Holdings Ltd. (China),
Gtd. Notes, RegS
8.875%	04/28/17	Ba2	110	115,500

Real Estate Investment Trusts
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.700%	03/01/14	B3	150	152,250

Retail & Merchandising
Arcos Dorados Holdings, Inc. (Argentina),
Gtd. Notes, 144A
6.625%	09/27/23	Ba2	620	625,636
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	10/15/15	Caa2	350	318,500
Landry’s, Inc.,
Sr. Notes, 144A
9.375%	05/01/20	B3	805	849,275
Wendy’s International, Inc.,
Sr. Unsec’d. Notes
6.200%	06/15/14	Caa1	150	154,125

				1,947,536

Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22	A2	1,695	1,560,176

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.000%	01/31/20		B(d)		2,027	$1,895,245
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sec’d. Notes, 144A
12.000%	12/01/17		Baa3		798	929,670
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20		Caa1		800	906,000
Indosat Palapa Co. BV (Netherlands),
Gtd. Notes, 144A
7.375%	07/29/20		Ba1		823	860,035
Gtd. Notes, RegS
7.375%	07/29/20		Ba1		109	113,905
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sec’d. Notes, PIK, 144A(i)
11.500%	04/30/14		NR		304	42,528
Sr. Sec’d. Notes(i)
14.000%	09/30/14		NR		80	79,503
Lynx I Corp.,
Sr. Sec’d. Notes, RegS
6.000%	04/15/21		Ba3	GBP	500	821,596
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22		Baa3		1,183	1,035,125
Sr. Unsec’d. Notes, RegS
5.750%	02/10/22		Baa3		436	381,500
Qtel International Finance Ltd. (Bermuda),
Gtd. Notes, 144A
4.750%	02/16/21		A2		556	585,190
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sr. Unsec’d. Notes, 144A
6.493%	02/02/16		Ba3		1,607	1,699,403
VimpelCom Holdings BV (Russia),
Gtd. Notes, RegS
7.504%	03/01/22		Ba3		2,480	2,613,300
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes
4.875%	02/15/22		B2		1,250	1,050,000
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A
6.829%	11/15/40		NR		375	398,314

						14,971,490

Textiles, Apparel & Luxury Goods
Empire Today LLC/Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A
11.375%	02/01/17		Caa1		375	304,219

Tobacco
North Atlantic Trading Co.,
Sec’d. Notes, 144A
11.500%	07/15/16		B2		700	750,750
Sec’d. Notes, PIK, 144A
19.000%	01/15/17	(g)	Caa2		270	300,144

						1,050,894

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation
Atlantic Offshore A/S (Norway),
Sr. Sec’d. Notes
11.680%(c)	06/27/15	NR	NOK	1,500	$255,062
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	BB+(d)		900	981,495
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
7.210%(c)	04/27/16	NR	NOK	2,148	362,643
Songa Offshore SE (Cyprus),
Sr. Unsec’d. Notes
9.610%(c)	06/11/15	NR	NOK	2,500	394,961
12.100%(c)	11/17/16	NR	NOK	1,500	246,955
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	04/15/15	Caa3		225	128,250

					2,369,366

Utilities
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23	Aa3		600	558,924
Tokyo Electric Power Co., Inc. (Japan),
General Ref. Mortgage
4.500%	03/24/14	Ba2	EUR	700	948,795

					1,507,719

TOTAL CORPORATE BONDS (cost $223,873,587)					211,891,027

FOREIGN GOVERNMENT BONDS — 4.3%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15	NR		2,574	2,368,080
Australia Government (Australia),
Sr. Unsec’d. Notes
4.000%	08/20/20	Aaa	AUD	400	685,250
Autonomous Community of Madrid Spain (Spain),
Sr. Unsec’d. Notes
4.200%	09/24/14	BBB-(d)	EUR	1,700	2,348,832
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
5.750%	09/26/23	Baa2		630	630,000
Brazil Letras do Tesouro Nacional (Brazil),
Bills
10.590%(s)	01/01/17	Baa2	BRL	63,080	19,978,455
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	Baa2	BRL	26,516	11,076,904
10.000%	01/01/23	Baa2	BRL	4,900	2,010,859
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2		1,470	1,578,413
5.625%	01/07/41	Baa2		960	957,600
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	07/04/44	Aaa	EUR	1,900	2,515,409
4.000%	01/04/37	Aaa	EUR	3,000	5,051,273

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	Aaa	EUR	1,500	$2,262,981
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/14/21	Aa3		837	828,630
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	Baa3		940	921,200
4.375%	07/12/21	Baa3		5,388	5,563,110
6.125%	01/18/41	Baa3		3,973	4,330,570
Croatia Government International (Croatia),
Sr. Unsec’d. Notes
5.500%	04/04/23	Ba1		1,450	1,388,375
6.625%	07/14/20	Ba1		770	816,200
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23	Ba1		1,490	1,426,675
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
0.100%	04/15/23	Aaa	EUR	300	415,241
European Financial Stability Facility (Luxembourg),
Gov’t Gtd. Notes, MTN
1.250%	07/31/18	Aa1	EUR	5,900	7,978,018
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes, MTN
0.747%(c)	06/16/14	Aaa	GBP	900	1,459,349
Fondo de Reestructuracion Ordenada Bancaria (Spain),
Gov’t. Gtd. Notes
4.400%	10/21/13	BBB-(d)	EUR	300	406,492
France Government Bond OAT (France),
Bonds
1.000%	05/25/18	Aa1	EUR	20,500	27,655,503
1.000%	11/25/18	Aa1	EUR	3,000	4,014,825
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, RegS
1.971%(c)	03/25/14	Baa3	EUR	2,200	2,971,946
Gov’t. Gtd. Notes, MTN
6.125%	02/27/14	Baa3	AUD	100	92,801
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
3.500%	11/01/17	Baa2	EUR	300	412,152
3.500%	06/01/18	Baa2	EUR	1,900	2,598,433
4.500%	08/01/18	Baa2	EUR	1,300	1,852,972
4.750%	05/01/17	Baa2	EUR	500	717,843
4.750%	06/01/17	Baa2	EUR	7,100	10,195,960
Bonds, TIPS
1.700%	09/15/18	Baa2	EUR	500	662,028
3.100%	09/15/26	Baa2	EUR	100	103,618
Sr. Unsec’d. Notes
5.250%	08/01/17	Baa2	EUR	7,900	11,551,070
Sr. Unsec’d. Notes, TIPS
2.100%	09/15/17	Baa2	EUR	100	157,143
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.505%	03/01/19	Baa3	EUR	1,200	1,806,753
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, MTN
6.500%	04/12/21	Aaa	AUD	500	519,647

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Lithuania Government International (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		Baa1		3,220	$3,674,825
7.375%	02/11/20		Baa1		460	557,750
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18		Baa1	MXN	20,000	1,520,231
6.500%	06/09/22		Baa1	MXN	101,380	8,019,185
8.500%	11/18/38		Baa1	MXN	42,554	3,750,825
10.000%	12/05/24		Baa1	MXN	5,500	552,637
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.990%(c)	01/04/18		A-(d)	MXN	16,400	1,253,446
4.010%(c)	01/30/20		A-(d)	MXN	16,100	1,228,343
Mexico Government International (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		Baa1		4,518	4,481,856
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.500%	11/20/35		Aaa	AUD	100	104,278
2.750%	11/20/25		Aaa	AUD	1,100	1,269,147
3.750%	11/20/20		Aaa	AUD	100	117,155
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25		Aaa	NZD	2,700	2,117,424
5.000%	03/15/19		Aaa	NZD	5,200	4,494,297
5.500%	04/15/23		Aaa	NZD	2,200	1,955,939
6.000%	12/15/17	(g)	Aaa	NZD	1,200	1,076,693
6.000%	05/15/21		Aaa	NZD	3,800	3,475,711
Panama Government International (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53		Baa2		730	563,925
6.700%	01/26/36		Baa2		516	589,530
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22		Aaa	CAD	300	279,455
Province of Ontario (Canada),
Debs.
6.200%	06/02/31		Aa2	CAD	100	124,195
Sr. Unsec’d. Notes
2.450%	06/29/22		Aa2		300	281,057
Unsec’d. Notes
3.150%	06/02/22		Aa2	CAD	1,500	1,441,532
Province of Quebec (Canada),
Bonds
5.000%	12/01/38		Aa2	CAD	300	326,113
5.000%	12/01/41		Aa2	CAD	200	219,044
Debs.
6.000%	10/01/29		Aa2	CAD	300	359,205
Notes
4.250%	12/01/21		Aa2	CAD	600	624,651
Unsec’d. Notes
3.000%	09/01/23		Aa2	CAD	700	648,101
3.500%	12/01/22		Aa2	CAD	900	878,523
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22		Baa3		4,960	4,464,000
5.250%	01/17/42		Baa3		4,334	3,673,065

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	Baa2	GBP	1,500	$2,411,146
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa2		3,672	3,791,340
7.125%	03/30/19	Baa2		7,282	8,829,425
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
5.500%	03/30/26	Baa3		1,973	2,197,429
Republic of Poland (Poland),
Sr. Unsec’d. Notes
5.000%	03/23/22	A2		6,773	7,284,361
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
6.250%	09/26/22	Baa3		8,193	8,809,523
6.750%	05/30/40	Baa3		3,329	3,483,799
7.500%	07/14/17	Baa3		5,767	6,523,919
Russian Federal (Russia),
Bonds
7.500%	03/15/18	Baa1	RUB	38,386	1,222,905
Russian Federal - OFZ (Russia),
Bonds
7.400%	06/14/17	Baa1	RUB	148,029	4,678,231
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.875%	09/16/23	Baa1		1,600	1,636,000
5.625%	04/04/42	Baa1		3,200	3,280,000
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30	Baa1		11,719	13,810,430
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25	Baa1		720	756,900
Spain Government (Spain),
Bonds
3.000%	04/30/15	Baa3	EUR	1,000	1,381,531
3.750%	10/31/18	Baa3	EUR	2,700	3,750,150
4.500%	01/31/18	Baa3	EUR	5,700	8,220,992
5.400%	01/31/23	Baa3	EUR	2,200	3,233,421
5.850%	01/31/22	Baa3	EUR	1,000	1,517,384
Sr. Unsec’d. Notes
5.500%	07/30/17	Baa3	EUR	900	1,342,183
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
4.000%	03/21/18	Aaa	SEK	2,000	331,352
Swedbank Hypotek AB (Sweden),
Covered Bonds
3.750%	12/20/17	Aaa	SEK	2,200	360,958
Sweden Government Bond (Sweden),
Bonds
4.250%	03/12/19	Aaa	SEK	5,700	996,630
Turkey Government International Bond (Turkey),
Unsec’d. Notes
4.875%	04/16/43	Baa3		1,590	1,311,750
United Kingdom Gilt (United Kingdom),
Bonds
1.750%	09/07/22	Aa1	GBP	100	151,621
4.250%	03/07/36	Aa1	GBP	2,600	4,777,939
4.250%	12/07/40	Aa1	GBP	600	1,104,886
4.500%	12/07/42	Aa1	GBP	800	1,538,831

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
4.750%	12/07/30		Aa1	GBP	1,200	$2,332,375
Unsec’d. Notes
3.250%	01/22/44		Aa1	GBP	2,200	3,369,629
4.500%	09/07/34		Aa1	GBP	500	947,923
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/24		Aa1	GBP	2,600	4,486,442
1.250%	11/22/17	(k)	Aa1	GBP	200	468,918
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		Baa1		1,308	1,183,740
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.500%	08/14/24		Baa3		1,990	2,019,850
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27		B2		7,129	5,792,313
Sr. Unsec’d. Notes, RegS
5.750%	02/26/16		B2		1,635	1,475,587
7.750%	10/13/19		B2		22,008	18,299,652
Xunta de Galicia (Spain),
Sr. Unsub. Notes
5.763%	04/03/17		Baa3	EUR	1,100	1,583,486

TOTAL FOREIGN GOVERNMENT BONDS (cost $352,226,711)						337,127,699

MUNICIPAL BOND
California
City of Riverside CA Electric Revenue,
Revenue Bonds (cost $600,000)
7.455%	10/01/30		AA-(d)		600	712,962

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58		Aaa		188	190,238
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.369%(c)	05/25/46		Ca		175	122,667
Banc of America Funding Corp.,
Series 2005-7, Class 4A3
5.750%	11/25/35		B1		420	431,583
Series 2006-I, Class 4A1
5.797%(c)	10/20/46		D(d)		172	134,488
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.870%(c)	05/25/35		Caa2		500	435,384
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.476%(c)	02/20/36		A3	EUR	158	189,942
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		NR		434	440,080
Series 2011-RR5, Class 12A1, 144A
5.238%(c)	03/26/37		NR		189	172,701
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.636%(c)	10/25/33		Baa1		82	82,074
Series 2005-1, Class 2A1

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.797%(c)	03/25/35	Caa2		46	$43,634
Series 2005-8, Class A3, 144A
5.280%(c)	08/25/35	B3		176	177,981
Series 2005-10, Class A2
2.674%(c)	10/25/35	BB+(d)		146	146,448
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.521%(c)	12/30/55	A2	EUR	566	727,733
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.537%(c)	03/31/48	A2	EUR	994	1,235,289
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37	B3		91	91,035
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
2.890%(c)	09/25/37	D(d)		214	172,615
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.390%(c)	07/20/46	Ca		184	102,015
Series 2007-OA4, Class A1
0.349%(c)	05/25/47	Ca		515	415,244
Series 2007-OA6, Class A1B
0.379%(c)	06/25/37	Caa3		358	275,922
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.878%(c)	01/19/34	Baa1		75	71,398
Series 2004-12, Class 12A1
2.666%(c)	08/25/34	Caa1		146	134,140
Crusade Global Trust (Australia),
Series 2005-1, Class A3
2.727%(c)	06/17/37	Aaa	AUD	216	200,675
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.385%(c)	12/10/44	Aa2	EUR	388	485,519
Series 2006-4X, Class A3C
0.677%(c)	12/10/44	Aa2	GBP	931	1,395,136
Fannie Mae REMICS,
Series 2010-123, Class FK
0.629%(c)	11/25/40	NR		743	743,054
Series 2010-123, Class FL
0.609%(c)	11/25/40	NR		632	629,702
Series 2011-3, Class FA
0.859%(c)	02/25/41	NR		305	307,196
FDIC Structured Sale Guaranteed Notes,
Series 2010-S2, Class 1A, 144A
0.680%(c)	11/29/37	NR		763	761,433
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.532%(c)	11/15/31	Baa1		207	204,239
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.610%(c)	10/18/54	Aa3	GBP	900	1,479,710
Freddie Mac REMICS,
Series 3172, Class FK
0.632%(c)	08/15/33	NR		300	302,279
Series 3397, Class FC
0.782%(c)	12/15/37	NR		239	239,179

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Strips,
Series 278, Class F1
0.632%(c)	09/15/42	NR		572	$566,406
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.960%(c)	04/24/47	Aaa	GBP	904	1,481,236
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.480%(c)	03/20/37	NR		485	485,762
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
0.890%(c)	01/20/44	Aaa	GBP	611	978,638
Series 2004-3, Class 3A2
0.898%(c)	09/20/44	Aaa	GBP	704	1,125,426
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.940%(c)	03/25/33	A2		73	71,969
Series 2005-AR1, Class 1A1
3.014%(c)	01/25/35	BBB+(d)		32	31,433
Series 2005-AR3, Class 6A1
2.786%(c)	05/25/35	Caa2		275	247,219
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.461%(c)	02/19/36	Caa3		260	183,095
Holmes Master Issuer PLC (United Kingdom),
Series 2010-1A, Class A3, 144A
1.618%(c)	10/15/54	Aaa	EUR	550	746,986
Series 2011-1X, Class A3
1.568%(c)	10/15/54	Aaa	EUR	704	957,994
Impac CMB Trust,
Series 2004-11, Class 2A1
0.839%(c)	03/25/35	Caa2		261	229,743
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.785%(c)	11/25/35	Caa1		84	72,287
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.369%(c)	09/25/46	Caa2		197	154,632
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
2.758%(c)	08/25/35	B(d)		71	70,044
Series 2007-A1, Class 1A1
2.818%(c)	07/25/35	Ba3		77	76,728
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.510%(c)	09/21/38	Aaa		1,599	1,626,014
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.167%(c)	12/15/49	AA-(d)	GBP	527	797,594
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
4.808%(c)	09/12/39	AAA(d)	AUD	98	93,535
Medallion Trust (Australia),
Series 2005-1G, Class A2
2.730%(c)	05/10/36	Aaa	AUD	216	201,397
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.610%(c)	10/20/29	AA(d)		20	20,141

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.313%(c)	02/25/33	BB+(d)		97	$90,689
Series 2005-A10, Class A
0.389%(c)	02/25/36	B2		109	98,794
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35	B2		97	98,097
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.632%(c)	10/07/20	Aaa		231	231,969
Series 2010-R2, Class 2A
0.652%(c)	11/05/20	Aaa		2,214	2,223,466
Series 2010-R3, Class 1A
0.742%(c)	12/08/20	Aaa		155	155,324
Series 2010-R3, Class 2A
0.742%(c)	12/08/20	Aaa		1,396	1,409,403
Series 2011-R1, Class 1A
0.632%(c)	01/08/20	Aaa		489	486,998
Newgate Funding PLC (United Kingdom),
Series 2007-3X, Class A3
1.517%(c)	12/15/50	Aa2	GBP	1,100	1,584,212
Series 2007-3X, Class BA
1.757%(c)	12/15/49	Baa2	GBP	300	388,538
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32	A(d)		15	15,446
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.677%(c)	12/15/43	Aa2	GBP	360	514,313
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.375%(c)	06/12/44	Aa2	EUR	887	1,087,034
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.530%(c)	07/20/33	Baa1		184	180,977
Series 2007-3, Class 1A1
0.380%(c)	07/20/36	B1		128	114,427
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		113	108,850
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.431%(c)	07/19/35	Baa1		550	515,967
Series 2006-AR6, Class 2A1
0.369%(c)	07/25/46	Caa3		259	191,029
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.972%(c)	11/07/40	AAA(d)	AUD	158	149,105
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.462%(c)	10/25/43	A+(d)		91	88,919
Series 2007-3, Class 2A1
1.429%(c)	06/25/47	B3		91	81,516
Series 2007-3, Class 3A1
5.750%(c)	06/25/47	Caa1		184	171,774
Series 2007-3, Class 4A1
5.750%(c)	06/25/47	B3		176	174,434

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.449%(c)	06/25/33	Baa1	77	$76,224
Series 2005-AR10, Class 3A1
5.256%(c)	08/25/35	Bb	14	13,394
Series 2005-AR14, Class 2A1
2.744%(c)	12/25/35	CCC(d)	262	238,914
Series 2006-AR7, Class 3A
2.454%(c)	07/25/46	B2	390	352,573
Series 2006-AR14, Class 1A4
2.346%(c)	11/25/36	D(d)	470	384,637
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR6, Class 3A1
2.729%(c)	03/25/36	B3	328	313,339

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $32,281,335)				34,299,374

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Bank
0.020%	01/03/14		19,400		19,398,991
Federal Home Loan Mortgage Corp.
0.020%(s)	11/25/13		1,000		999,970
2.500%	10/02/19		900		910,242
Federal National Mortgage Assoc.
1.250%	03/14/14		600		603,166
2.375%(c)	09/01/19		—	(r)	313
2.500%	01/01/43		1,974		1,835,775
3.000%	04/01/43-08/01/43		3,988		3,899,751
4.000%	11/01/40		1,172		1,230,442
4.500%	07/01/41		68		72,940
Small Business Administration Participation Certificates
5.600%	09/01/28		415		462,260

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $29,416,357)					29,413,850

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds
3.625%	08/15/43		600		593,063
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/22		22,050		23,524,941
0.125%	07/15/22	(k)	32,000		32,017,386
0.125%	01/15/23	(h)(k)	15,900		15,653,323
0.375%	07/15/23		15,800		15,777,637
0.500%	04/15/15		3,600		3,964,073
0.625%	07/15/21-02/15/43		4,050		3,484,136
0.750%	02/15/42		150		132,715
1.125%	01/15/21		300		344,929
1.250%	04/15/14-07/15/20	(k)	21,100		24,395,119
1.375%	01/15/20		5,000		5,924,332
1.625%	01/15/15		500		632,128
1.750%	01/15/28		3,400		4,245,109
1.875%	07/15/15-07/15/19		1,000		1,242,179

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.000%	07/15/14-01/15/26		3,900	$4,945,623
2.375%	01/15/25-01/15/27	(k)	17,300	25,008,403
2.500%	01/15/29		5,400	7,221,449
2.625%	07/15/17		4,600	5,882,815
3.625%	04/15/28		5,700	11,381,051
3.875%	04/15/29		2,800	5,703,122
U.S. Treasury Notes
0.250%	04/30/14	(k)	22	22,022
2.000%	02/15/23		1,500	1,428,633

TOTAL U.S. TREASURY OBLIGATIONS (cost $190,819,571)				193,524,188

TOTAL LONG-TERM INVESTMENTS (cost $5,618,230,965)				6,300,038,354

			Shares
SHORT-TERM INVESTMENTS — 22.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 15.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,229,834,169; includes $110,225,394 of cash collateral receivedfor securities on loan)(b)(w)			1,229,834,169	1,229,834,169

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.1%
U.S. Treasury Bills
0.003%	12/26/13		100	99,998
0.005%	12/19/13	(k)	20,000	19,999,340
0.015%	02/27/14	(h)	419	418,983
0.023%	03/13/14	(h)	80	79,990
0.030%	10/17/13	(k)	26,000	25,999,535
0.035%	03/20/14	(k)	32,332	32,328,185
0.040%	10/10/13	(h)	221	220,999
0.040%	01/09/14	(h)(k)	1,600	1,599,966
0.043%	03/27/14	(k)	15,900	15,897,663
0.045%	10/10/13		130	129,999
0.065%	11/29/13		10,000	9,999,833
0.068%	11/29/13		48,000	47,999,198
0.075%	11/21/13		3,000	2,999,935
0.075%	11/29/13	(k)	37,300	37,299,375
0.085%	10/17/13		125,000	124,997,762
0.135%	05/29/14	(h)	261	260,922
0.164%	11/14/13	(k)	85	84,998

TOTAL U.S. TREASURY OBLIGATIONS (cost $320,402,021)				320,416,681

REPURCHASE AGREEMENTS(m) — 1.4%
Barclays Capital, Inc., 0.040%, dated 09/30/13, due 10/04/13 inthe amount of $6,200,028			6,200	6,200,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

		Principal Amount (000)#		Value
REPURCHASE AGREEMENTS(m) (Continued)
Barclays Capital, Inc., 0.080%, dated 09/30/13, due 10/01/13 inthe amount of $15,000,033			15,000	$15,000,000
Citigroup Global Markets, Inc., 0.130%, dated 09/30/13, due 10/01/13 inthe amount of $1,000,004			1,000	1,000,000
Credit Suisse Securities (USA) LLC, 0.100%, dated 09/30/13, due 10/01/13 inthe amount of $21,000,058			21,000	21,000,000
Goldman Sachs & Co., 0.090%, dated 09/30/13, due 10/01/13 inthe amount of $11,000,028			11,000	11,000,000
JPMorgan Securities LLC, 0.090%, dated 09/30/13, due 10/01/13 inthe amount of $20,000,050			20,000	20,000,000
JPMorgan Securities LLC, 0.100%, dated 09/30/13, due 10/01/13 inthe amount of $1,000,003			1,000	1,000,000
Morgan Stanley & Co., LLC, 0.090%, dated 09/30/13, due 10/01/13 inthe amount of $1,000,003			1,000	1,000,000
Morgan Stanley & Co., LLC, 0.090%, dated 09/30/13, due 10/01/13 inthe amount of $12,700,032			12,700	12,700,000
RBS Securities, Inc., 0.080%, dated 09/30/13, due 10/01/13 inthe amount of $21,900,049			21,900	21,900,000
RBS Securities, Inc., 0.090%, dated 09/30/13, due 10/01/13 inthe amount of $1,000,003			1,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (cost $111,800,000)				111,800,000

FOREIGN TREASURY OBLIGATIONS(n) — 0.8%
Mexico Cetes
3.700%	03/20/14	MXN	3,000,000	22,685,358
4.030%	12/11/13	MXN	257,500	1,953,455
4.060%	03/06/14	MXN	690,000	5,189,009
4.060%	04/03/14	MXN	760,000	5,699,579
4.090%	10/03/13	MXN	1,920,000	14,663,845
4.090%	10/17/13	MXN	1,840,000	14,033,172
4.110%	11/14/13	MXN	120,000	912,658

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $67,325,751)				65,137,076

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.1%
Federal Home Loan Bank
0.048%	12/06/13		1,800	1,799,933
Federal Home Loan Mortgage Corp.
0.160%	01/15/14-02/11/14		1,900	1,899,800

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,698,759)				3,699,733

Interest Rate	Maturity Date		Principal Amount (000)#		Value
COMMERCIAL PAPER(n)
Hewlett-Packard Co.
0.950%	10/30/13			1,500	$1,498,852
Standard Chartered
0.950%	10/01/13			1,500	1,500,000

TOTAL COMMERCIAL PAPER (cost $2,998,852)					2,998,852

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
British Pound Futures,
expiring 10/20/13, Strike Price $166.00		Morgan Stanley		91	913
expiring 12/20/13, Strike Price $167.00		Morgan Stanley		92	16,537
expiring 12/20/13, Strike Price $168.00		Morgan Stanley		91	10,038
expiring 12/20/13, Strike Price $169.00		Morgan Stanley		121	7,275
DAX Index,
expiring 10/20/13, Strike Price $9,150.00		Morgan Stanley	EUR	1	2,476
expiring 10/20/13, Strike Price $9,200.00		Morgan Stanley	EUR	4	5,587
expiring 11/15/13, Strike Price $9,350.00		Morgan Stanley	EUR	1	7,232
expiring 11/15/13, Strike Price $9,400.00		Morgan Stanley	EUR	1	5,260
Euro STOXX 50 Index,
expiring 10/20/13, Strike Price $3,100.00		Morgan Stanley	EUR	7	4,931
expiring 10/20/13, Strike Price $3,150.00		Morgan Stanley	EUR	2	657
expiring 11/15/13, Strike Price $3,200.00		Morgan Stanley	EUR	5	6,575
Japanese Yen Futures,
expiring 10/30/13, Strike Price $108.00		Morgan Stanley		181	906
expiring 10/30/13, Strike Price $110.50		Morgan Stanley		183	913
expiring 11/08/13, Strike Price $110.00		Morgan Stanley		121	7,275
expiring 11/30/13, Strike Price $109.00		Morgan Stanley		60	5,400
expiring 11/30/13, Strike Price $109.50		Morgan Stanley		121	8,488
S&P 500 Index,
expiring 10/19/13, Strike Price $1,650.00		Morgan Stanley		10	388,000
expiring 10/19/13, Strike Price $1,800.00		Morgan Stanley		10	1,940
expiring 10/19/13, Strike Price $1,830.00		Morgan Stanley		15	3,504

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 10/19/13, Strike Price $1,900.00	Morgan Stanley		15	$745
expiring 12/21/13, Strike Price $1,700.00	Morgan Stanley		3	94,540

				579,192

Put Options — 0.1%
10 Year U.S. Treasury Notes Futures,
expiring 11/30/13, Strike Price $113.00	Morgan Stanley		97	1,516
expiring 11/30/13, Strike Price $115.00	Morgan Stanley		97	1,516
expiring 11/30/13, Strike Price $118.00	Morgan Stanley		243	3,797
expiring 11/30/13, Strike Price $119.00	Morgan Stanley		267	4,172
expiring 11/30/13, Strike Price $120.00	Morgan Stanley		388	6,063
expiring 11/30/13, Strike Price $120.50	Morgan Stanley		146	2,281
British Pound Futures,
expiring 10/20/13, Strike Price $153.00	Morgan Stanley		91	913
expiring 10/20/13, Strike Price $154.00	Morgan Stanley		122	9,750
expiring 12/20/13, Strike Price $152.00	Morgan Stanley		91	3,650
expiring 12/20/13, Strike Price $153.00	Morgan Stanley		91	5,475
DAX Index,
expiring 10/18/13, Strike Price $7,600.00	Morgan Stanley	EUR	1	9,369
expiring 10/18/13, Strike Price $7,750.00	Morgan Stanley	EUR	2	25,917
expiring 11/15/13, Strike Price $7,250.00	Morgan Stanley	EUR	2	39,449
expiring 11/15/13, Strike Price $7,300.00	Morgan Stanley	EUR	2	42,649
expiring 11/20/13, Strike Price $6,600.00	Morgan Stanley	EUR	5	6,575
expiring 11/20/13, Strike Price $6,700.00	Morgan Stanley	EUR	4	6,932
expiring 11/20/13, Strike Price $7,800.00	Morgan Stanley	EUR	2	28,989
expiring 12/20/13, Strike Price $7,250.00	Morgan Stanley	EUR	5	195,931
expiring 12/20/13, Strike Price $7,300.00	Morgan Stanley	EUR	7	315,593
Euro STOXX 50 Index,
expiring 10/18/13, Strike Price $2,575.00	Morgan Stanley	EUR	5	19,725
expiring 10/20/13, Strike Price $2,175.00	Morgan Stanley	EUR	10	5,260
expiring 11/15/13, Strike Price $2,400.00	Morgan Stanley	EUR	10	53,914
expiring 11/15/13, Strike Price $2,450.00	Morgan Stanley	EUR	10	69,693
expiring 11/20/13, Strike Price $2,200.00	Morgan Stanley	EUR	10	6,575

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
expiring 11/20/13, Strike Price $2,600.00	Morgan Stanley	EUR	10	$46,024
expiring 12/20/13, Strike Price $2,375.00	Morgan Stanley	EUR	10	118,347
expiring 12/20/13, Strike Price $2,600.00	Morgan Stanley	EUR	10	334,003
Interest Rate Swap Options,
Pay a fixed rate of 3.88%and receive a floatingrate based on 3-month LIBOR, expiring 04/14/14 AG	Deutsche Bank		1,000	35,239
Pay a fixed rate of 3.45%and receive a floatingrate based on 3-month LIBOR, expiring 09/21/15	Bank of America N.A.		2,000	280,961
Pay a fixed rate of 3.45%and receive a floatingrate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		1,200	168,577
Japanese Yen Futures,
expiring 10/30/13, Strike Price $93.00	Morgan Stanley		121	606
expiring 10/30/13, Strike Price $94.50	Morgan Stanley		121	606
expiring 10/30/13, Strike Price $95.50	Morgan Stanley		123	613
expiring 10/30/13, Strike Price $96.00	Morgan Stanley		121	606
expiring 12/01/13, Strike Price $94.00	Morgan Stanley		121	3,637
S&P 500 Index,
expiring 10/19/13, Strike Price $1,250.00	Morgan Stanley		29	2,910
expiring 10/19/13, Strike Price $1,280.00	Morgan Stanley		29	4,365
expiring 10/19/13, Strike Price $1,300.00	Morgan Stanley		88	17,500
expiring 10/19/13, Strike Price $1,330.00	Morgan Stanley		15	3,650
expiring 10/19/13, Strike Price $1,350.00	Morgan Stanley		73	21,840
expiring 10/19/13, Strike Price $1,450.00	Morgan Stanley		10	8,730
expiring 10/19/13, Strike Price $1,650.00	Morgan Stanley		2	28,272
expiring 11/16/13, Strike Price $1,300.00	Morgan Stanley		29	20,370
expiring 11/16/13, Strike Price $1,320.00	Morgan Stanley		24	19,440
expiring 11/16/13, Strike Price $1,330.00	Morgan Stanley		29	30,555
expiring 11/16/13, Strike Price $1,340.00	Morgan Stanley		29	14,550
expiring 11/16/13, Strike Price $1,350.00	Morgan Stanley		29	33,465
expiring 11/16/13, Strike Price $1,370.00	Morgan Stanley		15	20,440

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
expiring 11/16/13, Strike Price $1,470.00	Morgan Stanley	29	$30,555
expiring 11/16/13, Strike Price $1,635.00	Morgan Stanley	12	245,025
expiring 12/21/13, Strike Price $1,400.00	Morgan Stanley	73	298,890
expiring 12/21/13, Strike Price $1,715.00	Morgan Stanley	3	195,460
Sprint Nextel Corp.,
expiring 01/18/14, Strike Price $10.00	Morgan Stanley	6	164,346

			3,015,286

TOTAL OPTIONS PURCHASED (cost $5,448,331)			3,594,478

TOTAL SHORT-TERM INVESTMENTS (cost $1,741,507,883)			1,737,480,989

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.3% (cost $7,359,738,848)			8,037,519,343

		Shares
SECURITIES SOLD SHORT — (3.6)%
COMMON STOCKS — (3.5)%
Advertising
Omnicom Group, Inc.		13,628	(864,560)
Publicis Groupe SA (France)		10,895	(866,678)

			(1,731,238)

Aerospace & Defense — (0.1)%
Aerovironment, Inc.*		9,300	(214,830)
Boeing Co. (The)		8,309	(976,308)
DigitalGlobe, Inc.*		21,700	(686,154)
Lockheed Martin Corp.		13,565	(1,730,216)
Orbital Sciences Corp.*		12,700	(268,986)
Precision Castparts Corp.		1,600	(363,584)
Raytheon Co.		12,116	(933,780)
Rockwell Collins, Inc.		15,300	(1,038,258)
TransDigm Group, Inc.		3,100	(429,970)

			(6,642,086)

Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc.*		8,400	(387,324)
United Parcel Service, Inc. (Class B Stock)		4,254	(388,688)
UTi Worldwide, Inc. (British Virgin Islands)		20,400	(308,244)

			(1,084,256)

Airlines
Delta Air Lines, Inc.		36,600	(863,394)
JetBlue Airways Corp.*		81,199	(540,785)
United Continental Holdings, Inc.*		2,800	(85,988)

			(1,490,167)

Auto Components
Delphi Automotive PLC (United Kingdom)		3,450	(201,549)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Dorman Products, Inc.	5,800	$(287,390)
Federal-Mogul Corp.*	9,800	(164,542)
Gentherm, Inc.*	8,100	(154,548)
Lear Corp.	2,750	(196,818)
Titan International, Inc.	15,400	(225,456)

		(1,230,303)

Auto Parts & Equipment
Autoliv, Inc. (Sweden)	4,720	(412,481)

Automobile Manufacturers — (0.1)%
Ford Motor Co.	50,653	(854,516)
General Motors Co.*	33,235	(1,195,463)
Volkswagen AG (Germany)	7,463	(1,759,636)

		(3,809,615)

Beverages
Beam, Inc.	3,200	(206,880)
Boston Beer Co., Inc. (The)*	300	(73,263)
Brown-Forman Corp. (Class B Stock)	15,055	(1,025,698)
Constellation Brands, Inc.*	14,300	(820,820)
Green Mountain Coffee Roasters, Inc.*	1,100	(82,863)

		(2,209,524)

Biotechnology — (0.1)%
Achillion Pharmaceuticals, Inc.*	34,600	(104,492)
Amgen, Inc.	8,747	(979,139)
Ariad Pharmaceuticals, Inc.*	7,600	(139,840)
Array BioPharma, Inc.*	26,400	(164,208)
Cepheid, Inc.*	4,600	(179,584)
Exact Sciences Corp.*	21,900	(258,639)
Halozyme Therapeutics, Inc.*	28,000	(309,120)
Idenix Pharmaceuticals, Inc.*	17,600	(91,696)
InterMune, Inc.*	18,100	(278,197)
Ironwood Pharmaceuticals, Inc.*	25,000	(296,250)
KYTHERA Biopharmaceuticals, Inc.*	800	(36,560)
Medivation, Inc.*	4,600	(275,724)
NPS Pharmaceuticals, Inc.*	36,400	(1,157,884)
Theravance, Inc.*	24,600	(1,005,894)
United Therapeutics Corp.*	2,390	(188,452)

		(5,465,679)

Building Materials
Cemex SAB de CV (Mexico), ADR*	130,241	(1,456,094)

Building Products
Apogee Enterprises, Inc.	1,700	(50,456)
Louisiana-Pacific Corp.*	13,983	(245,961)
Owens Corning*	7,100	(269,658)
Quanex Building Products Corp.	15,900	(299,397)
Simpson Manufacturing Co., Inc.	6,900	(224,733)
Trex Co., Inc.*	4,900	(242,697)

		(1,332,902)

Capital Markets
FXCM, Inc.	8,200	(161,950)
Janus Capital Group, Inc.	11,900	(101,269)
Northern Trust Corp.	7,659	(416,573)
Stifel Financial Corp.*	10,000	(412,200)
T. Rowe Price Group, Inc.	7,415	(533,361)
WisdomTree Investments, Inc.*	3,400	(39,474)

		(1,664,827)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Chemicals — (0.1)%
Air Products & Chemicals, Inc.	8,400	$(895,188)
Albemarle Corp.	6,700	(421,698)
Cabot Corp.	18,270	(780,312)
Calgon Carbon Corp.*	17,200	(326,628)
Ecolab, Inc.	6,070	(599,473)
Flotek Industries, Inc.*	23,500	(540,500)
FMC Corp.	14,800	(1,061,456)
Kraton Performance Polymers, Inc.*	4,200	(82,278)
Monsanto Co.	1,800	(187,866)
OM Group, Inc.*	15,311	(517,206)
PolyOne Corp.	2,200	(67,562)
Praxair, Inc.	16,539	(1,988,153)
Sigma-Aldrich Corp.	20,700	(1,765,710)
Valspar Corp. (The)	4,779	(303,132)

		(9,537,162)

Commercial Banks — (0.2)%
Associated Banc-Corp.	930	(14,406)
BancorpSouth, Inc.	16,250	(324,025)
Bank of Hawaii Corp.	21,831	(1,188,698)
Bank of New York Mellon Corp. (The)	7,640	(230,652)
Bank of The Ozarks, Inc.	1,800	(86,382)
Boston Private Financial Holdings, Inc.	8,005	(88,856)
City National Corp.	10,400	(693,264)
Commerce Bancshares, Inc.	13,445	(589,025)
Community Bank System, Inc.	7,800	(266,136)
Cullen/Frost Bankers, Inc.	22,694	(1,601,062)
CVB Financial Corp.	2,800	(37,856)
Fifth Third Bancorp	19,030	(343,301)
First Horizon National Corp.	109,610	(1,204,614)
FNB Corp.	37,358	(453,153)
Glacier Bancorp, Inc.	5,700	(140,847)
M&T Bank Corp.	27,208	(3,045,119)
MB Financial, Inc.	3	(85)
Mercantile Bank Corp.	441	(9,605)
Old National Bancorp	6,684	(94,913)
PacWest Bancorp	7,682	(263,954)
Prosperity Bancshares, Inc.	13,180	(815,051)
Signature Bank*	2,500	(228,800)
TCF Financial Corp.	21,000	(299,880)
Trustmark Corp.	8,880	(227,328)
UMB Financial Corp.	15,981	(868,408)
Umpqua Holdings Corp.	7,346	(119,152)
US Bancorps	10,770	(393,967)
Valley National Bancorp	86,853	(864,187)
Westamerica Bancorporation	4,600	(228,804)
Wintrust Financial Corp.	36,926	(1,516,551)

		(16,238,081)

Commercial Services & Supplies — (0.1)%
Alliance Data Systems Corp.*	5,300	(1,120,791)
Clean Harbors, Inc.*	15,300	(897,498)
Covanta Holding Corp.	34,100	(729,058)
Healthcare Services Group, Inc.	3,300	(85,008)
HNI Corp.	1,800	(65,124)
Innerworkings, Inc.*	4,500	(44,190)
SAIC, Inc.	16,289	(741,475)
Waste Connections, Inc.	20,500	(930,905)

		(4,614,049)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Communications Equipment — (0.1)%
ADTRAN, Inc.	4,100	$(109,224)
Ciena Corp.*	42,100	(1,051,658)
Infinera Corp.*	46,800	(529,308)
InterDigital, Inc.	7,000	(261,310)
Palo Alto Networks, Inc.*	13,800	(632,316)
Procera Networks, Inc.*	9,000	(139,410)
Viasat, Inc.*	15,300	(975,375)

		(3,698,601)

Computers & Peripherals — (0.1)%
Apple, Inc.	460	(219,305)
Diebold, Inc.	18,600	(546,096)
Fusion-io, Inc.*	14,900	(199,511)
International Business Machines Corp.	4,114	(761,831)
NCR Corp.*	21,900	(867,459)
Seagate Technology PLC (Ireland)	7,060	(308,804)
Stratasys Ltd. (Israel)*	1,400	(141,764)
Western Digital Corp.	4,180	(265,012)

		(3,309,782)

Construction & Engineering
Chicago Bridge & Iron Co. NV (Netherlands)	10,600	(718,362)
Dycom Industries, Inc.*	4,600	(128,754)
Fluor Corp.	3,100	(219,976)
Granite Construction, Inc.	7,500	(229,500)
Great Lakes Dredge & Dock Corp.	17,600	(130,592)
Tutor Perini Corp.*	3,100	(66,092)

		(1,493,276)

Construction Materials
Martin Marietta Materials, Inc.	600	(58,902)

Consumer Finance
First Cash Financial Services, Inc.*	5,100	(295,545)

Containers & Packaging
Aptargroup, Inc.	5,700	(342,741)
Bemis Co., Inc.	3,570	(139,266)
Berry Plastics Group, Inc.*	4,000	(79,880)
Sealed Air Corp.	31,000	(842,890)

		(1,404,777)

Distribution/Wholesale
Genuine Parts Co.	1,150	(93,024)

Diversified Consumer Services
Hillenbrand, Inc.	1,900	(52,003)
K12, Inc.*	1,300	(40,144)
Regis Corp.	15,800	(231,944)
Sotheby’s	23,800	(1,169,294)

		(1,493,385)

Diversified Financial Services — (0.1)%
Ameriprise Financial, Inc.	1,650	(150,282)
Berkshire Hathaway, Inc. (Class B Stock)*	2,800	(317,828)
BlackRock, Inc.	1,450	(392,399)
Discover Financial Services	5,230	(264,324)
Encore Capital Group, Inc.*	3,215	(147,440)
Federated Investors, Inc. (Class B Stock)	6,784	(184,253)
Franklin Resources, Inc.	12,301	(621,816)
IntercontinentalExchange, Inc.*	26,128	(4,740,142)
MarketAxess Holdings, Inc.	900	(54,036)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Penson Worldwide, Inc.*	32,656	$—

		(6,872,520)

Diversified Telecommunication Services
AT&T, Inc.	34,785	(1,176,429)
inContact, Inc.*	8,800	(72,776)
tw telecom, Inc.*	7,500	(223,988)

		(1,473,193)

Electric Utilities — (0.1)%
Allete, Inc.	4,100	(198,030)
Entergy Corp.	9,173	(579,642)
FirstEnergy Corp.	24,200	(882,090)
Hawaiian Electric Industries, Inc.	8,900	(223,390)
NextEra Energy, Inc.	1,300	(104,208)
Otter Tail Corp.	2,900	(80,040)
Pepco Holdings, Inc.	41,100	(758,706)
Southern Co. (The)	25,220	(1,038,560)

		(3,864,666)

Electrical Equipment
AZZ, Inc.	1,300	(54,418)
Eaton Corp. PLC (Ireland)	1,800	(123,912)
GrafTech International Ltd.*	28,300	(239,135)
II-VI, Inc.*	5,600	(105,392)
Rockwell Automation, Inc.	10,955	(1,171,528)
Schneider Electric SA (France)	2,657	(224,829)

		(1,919,214)

Electronic Equipment, Instruments & Components — (0.1)%
Cognex Corp.	4,100	(128,576)
FEI Co.	1,900	(166,820)
Gentex Corp.	14,180	(362,866)
Itron, Inc.*	6,200	(265,546)
Maxwell Technologies, Inc.*	12,500	(113,500)
Molex, Inc.	7,742	(298,222)
National Instruments Corp.	14,700	(454,671)
Newport Corp.*	5,100	(79,713)
OSI Systems, Inc.*	6,700	(498,949)
Trimble Navigation Ltd.*	10,400	(308,984)
Universal Display Corp.*	21,200	(679,036)

		(3,356,883)

Energy Equipment & Services — (0.1)%
Basic Energy Services, Inc.*	21,300	(269,232)
Diamond Offshore Drilling, Inc.	7,169	(446,772)
Dresser-Rand Group, Inc.*	9,200	(574,080)
Forum Energy Technologies, Inc.*	11,500	(310,615)
Geospace Technologies Corp.*	4,700	(396,210)
Gulfmark Offshore, Inc.	8,100	(412,209)
Key Energy Services, Inc.*	17,700	(129,033)
McDermott International, Inc.*	65,900	(489,637)
Nabors Industries Ltd. (Bermuda)	15,750	(252,945)
National Oilwell Varco, Inc.	6,600	(515,526)
Patterson-UTI Energy, Inc.	2,000	(42,760)
Rowan Cos. PLC*	4,600	(168,912)
Tidewater, Inc.	5,400	(320,166)

		(4,328,097)

Energy–Alternate Sources
FuelCell Energy, Inc.*	137,097	(176,855)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Environmental Control
Ceco Environmental Corp.	5,634	$(79,327)

Farming & Agriculture
Universal Corp.	9,547	(486,229)

Food & Staples Retailing
Natural Grocers by Vitamin Cottage, Inc.*	800	(31,760)
Safeway, Inc.	11,390	(364,366)
Susser Holdings Corp.*	9,000	(478,350)
United Natural Foods, Inc.*	9,200	(618,424)
Walgreen Co.	28,820	(1,550,516)

		(3,043,416)

Food Products — (0.1)%
B&G Foods, Inc.	7,700	(266,035)
Boulder Brands, Inc.*	14,100	(226,164)
Campbell Soup Co.	6,430	(261,765)
Hain Celestial Group, Inc. (The)*	13,000	(1,002,560)
Hershey Co. (The)	16,303	(1,508,028)
McCormick & Co. Inc.	1,100	(71,170)
Spartan Stores, Inc.	2,739	(60,422)
Sysco Corp.	21,480	(683,708)
WhiteWave Foods Co.	281	(5,612)

		(4,085,464)

Gas Utilities
Northwest Natural Gas Co.	5,600	(235,088)
ONEOK, Inc.	6,270	(334,316)
Piedmont Natural Gas Co., Inc.	7,900	(259,752)
South Jersey Industries, Inc.	2,000	(117,160)

		(946,316)

Healthcare Equipment & Supplies — (0.1)%
Abaxis, Inc.	4,000	(168,400)
Accuray, Inc.*	30,300	(223,917)
Becton, Dickinson & Co.	2,650	(265,053)
C.R. Bard, Inc.	4,490	(517,248)
China Medical Technologies, Inc. (China), ADR*	7,037	(70)
DexCom, Inc.*	16,600	(468,618)
Edwards Lifesciences Corp.*	1,771	(123,315)
Endologix, Inc.*	17,900	(288,727)
Haemonetics Corp.*	4,000	(159,520)
HeartWare International, Inc.*	6,900	(505,149)
Insulet Corp.*	11,500	(416,760)
Medtronic, Inc.	14,666	(780,965)
NuVasive, Inc.*	2,500	(61,225)
Orasure Technologies, Inc.*	18,300	(109,983)
Varian Medical Systems, Inc.*	8,840	(660,613)
Volcano Corp.*	24,700	(590,824)
Wright Medical Group, Inc.*	11,500	(299,920)
Zimmer Holdings, Inc.	14,698	(1,207,294)

		(6,847,601)

Healthcare Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	11,500	(453,445)
AdCare Health Systems, Inc.*	2,218	(8,983)
Air Methods Corp.	15,500	(660,300)
Amedisys, Inc.*	5,000	(86,100)
Brookdale Senior Living, Inc.*	31,200	(820,560)
Capital Senior Living Corp.*	4,200	(88,830)
Catamaran Corp.*	15,200	(698,440)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Community Health Systems, Inc.	7,998	$(331,917)
ExamWorks Group, Inc.*	1,500	(38,985)
Express Scripts Holding Co.*	4,110	(253,916)
Healthways, Inc.*	20,862	(386,156)
IPC The Hospitalist Co., Inc.*	4,300	(219,343)
Laboratory Corp. of America Holdings*	4,790	(474,881)
Owens & Minor, Inc.	15,400	(532,686)
Tenet Healthcare Corp.*	9,032	(372,028)
WellPoint, Inc.	6,650	(556,007)

		(5,982,577)

Healthcare Technology
athenahealth, Inc.*	8,300	(901,048)
HMS Holdings Corp.*	25,900	(557,109)
Vocera Communications, Inc.*	7,800	(145,080)

		(1,603,237)

Home Builders
Beazer Homes USA, Inc.*	6,980	(125,640)
Toll Brothers, Inc.*	24,700	(801,021)

		(926,661)

Hotels, Restaurants & Leisure — (0.1)%
Bob Evans Farms, Inc.	2,600	(148,902)
Carnival Corp.	22,200	(724,608)
Choice Hotels International, Inc.	18,447	(796,726)
Churchill Downs, Inc.	1,300	(112,476)
Darden Restaurants, Inc.	7,110	(329,122)
Hyatt Hotels Corp. (Class A Stock)*	21,202	(910,838)
MGM Resorts International*	17,600	(359,744)
Red Robin Gourmet Burgers, Inc.*	3,700	(263,070)
SeaWorld Entertainment, Inc.	5,200	(154,076)
Six Flags Entertainment Corp.	21,700	(733,243)
Vail Resorts, Inc.	13,700	(950,506)
Wynn Resorts Ltd.	3,300	(521,433)

		(6,004,744)

Household Durables
D.R. Horton, Inc.	14,700	(285,621)
Harman International Industries, Inc.	9,000	(596,070)
KB Home	32,800	(591,056)
Lennar Corp. (Class A Stock)	8,100	(286,740)
M/I Homes, Inc.*	4,735	(97,636)
Tempur-Pedic International, Inc.*	14,900	(655,004)
TRI Pointe Homes, Inc.*	5,600	(82,208)

		(2,594,335)

Household Products
Church & Dwight Co., Inc.	15,956	(958,158)

Industrial Conglomerates
3M Co.	5,610	(669,890)
Danaher Corp.	24,420	(1,692,794)

		(2,362,684)

Insurance — (0.2)%
Allstate Corp. (The)	8,440	(426,642)
Ambac Financial Group, Inc.*	5,500	(99,770)
American International Group, Inc	10,550	(513,047)
Arch Capital Group Ltd. (Bermuda)*	9,733	(526,847)
Arthur J. Gallagher & Co.	2,200	(96,030)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Assurant, Inc.	3,750	$(202,875)
Chubb Corp. (The)	10,663	(951,779)
Employers Holdings, Inc.	2,100	(62,454)
Endurance Specialty Holdings Ltd. (Bermuda)	3,300	(177,276)
Fidelity National Financial, Inc. (Class A Stock)	21,330	(567,378)
Hartford Financial Services Group, Inc. (The)	31,400	(977,168)
Hilltop Holdings, Inc.*	2,800	(51,800)
Lincoln National Corp.	32,095	(1,347,669)
MBIA, Inc.*	23,765	(243,116)
Meadowbrook Insurance Group, Inc.	26,892	(174,798)
MGIC Investment Corp.*	119,417	(869,356)
Old Republic International Corp.	6,200	(95,480)
Principal Financial Group, Inc.	23,360	(1,000,275)
Progressive Corp. (The)	32,824	(893,798)
Protective Life Corp.	3,800	(161,690)
Radian Group, Inc.	5,000	(69,650)
RLI Corp.	400	(34,968)
Torchmark Corp.	11,634	(841,720)
Tower Group International Ltd. (Bermuda)	10,100	(70,700)
Travelers Cos., Inc. (The)	7,040	(596,781)
W.R. Berkley Corp.	11,359	(486,847)

		(11,539,914)

Internet & Catalog Retail
Amazon.com, Inc.*	2,800	(875,392)
Liberty Ventures*	4,700	(414,399)
NetFlix, Inc.*	5,680	(1,756,313)

		(3,046,104)

Internet Software & Services — (0.1)%
AOL, Inc.	12,800	(442,624)
Blucora, Inc.*	7,295	(167,639)
Cornerstone OnDemand, Inc.*	12,200	(627,568)
Equinix, Inc.*	5,000	(918,250)
Groupon, Inc.*	22,710	(254,579)
Monster Worldwide, Inc.*	53,700	(237,354)
Move, Inc.*	5,500	(93,225)
Pandora Media, Inc.*	14,600	(366,898)
Yelp, Inc.*	16,700	(1,105,206)

		(4,213,343)

IT Services — (0.1)%
Automatic Data Processing, Inc.	10,660	(771,571)
EPAM Systems, Inc.*	4,300	(148,350)
Paychex, Inc.	19,350	(786,384)
Science Applications International Corp.*	9,308	(314,144)
ServiceSource International, Inc.*	2,800	(33,824)
Teradata Corp.*	13,800	(765,072)
Visa, Inc.	200	(38,220)
WEX, Inc.*	8,700	(763,425)

		(3,620,990)

Leisure Equipment & Products
Callaway Golf Co.	21,800	(155,216)
LeapFrog Enterprises, Inc.*	25,700	(242,094)
Mattel, Inc.	12,210	(511,111)

		(908,421)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Life Sciences Tools & Services
Furiex Pharmaceuticals, Inc.*	3,283	$(144,419)
Qiagen NV (Netherlands)*	4,800	(102,720)
Waters Corp.*	1,200	(127,452)

		(374,591)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	16,900	(656,396)
Briggs & Stratton Corp.	10,500	(211,260)
Caterpillar, Inc.	16,615	(1,385,193)
Chart Industries, Inc.*	9,200	(1,131,968)
CLARCOR, Inc.	9,000	(499,770)
EnPro Industries, Inc.*	4,500	(270,945)
Harsco Corp.	8,600	(214,140)
Kennametal, Inc.	2,900	(132,240)
Navistar International Corp.*	5,400	(196,992)
Pentair Ltd. (Switzerland)	17,000	(1,103,980)
Proto Labs, Inc.*	4,100	(313,199)
RBC Bearings, Inc.*	1,200	(79,068)
Stanley Black & Decker, Inc.	2,300	(208,311)
Trimas Corp.*	1,700	(63,410)
Wabash National Corp.*	31,700	(369,622)
Watts Water Technologies, Inc. (Class A Stock)	7,600	(428,412)

		(7,264,906)

Manufacturing — (0.1)%
Dover Corp.	11,091	(996,305)
General Electric Co.	65,700	(1,569,573)
Illinois Tool Works, Inc.	8,646	(659,430)
Ingersoll-Rand PLC (Ireland)	3,050	(198,067)

		(3,423,375)

Media — (0.2)%
AMC Networks, Inc.*	8,520	(583,450)
Cablevision Systems Corp. (Class A Stock)	57,900	(975,036)
Charter Communications, Inc. (Class A Stock)*	6,400	(862,464)
Comcast Corp. (Class A Stock)	48,877	(2,206,797)
Discovery Communications, Inc. (Class A Stock)*	43,668	(3,686,453)
DISH Network Corp.	9,700	(436,597)
DreamWorks Animation SKG, Inc. (Class A Stock)*	38,100	(1,084,326)
Interpublic Group of Cos., Inc. (The)	25,840	(443,931)
Liberty Global PLC (United Kingdom)*	19,700	(1,563,195)
Lions Gate Entertainment Corp.*	31,300	(1,097,065)
News Corp.*	23,273	(382,375)
Scripps Networks Interactive, Inc. (Class A Stock)	11,173	(872,723)
Twenty-First Century Fox, Inc.	16,665	(556,611)
Valassis Communications, Inc.	1,600	(46,208)
Washington Post Co. (The) (Class B Stock)	2,013	(1,230,648)

		(16,027,879)

Metals & Mining — (0.1)%
Allegheny Technologies, Inc.	21,200	(647,024)
Carpenter Technology Corp.	2,700	(156,897)
Cliffs Natural Resources, Inc.	49,079	(1,006,120)
Coeur d’Alene Mines Corp.*	715	(8,616)
Freeport-McMoRan Copper & Gold, Inc.	10,800	(357,264)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Horsehead Holding Corp.*	7,300	$(90,958)
Nucor Corp.	11,437	(560,642)
Royal Gold, Inc.	6,200	(301,692)
RTI International Metals, Inc.*	19,180	(614,527)
Silver Standard Resources, Inc. (Canada)*	1,437	(8,838)
Stillwater Mining Co.*	32,300	(355,623)
Tenaris SA (Luxembourg), ADR	7,244	(338,874)
Vale SA (Brazil), ADR	26,480	(413,353)
Vulcan Materials Co.	1,810	(93,776)

		(4,954,204)

Multiline Retail
Five Below, Inc.*	14,800	(647,500)
Fred’s, Inc. (Class A Stock)	7,600	(118,940)
JC Penney Co., Inc.*	33,000	(291,060)

		(1,057,500)

Multi-Utilities — (0.1)%
CenterPoint Energy, Inc.	32,600	(781,422)
Consolidated Edison, Inc.	13,929	(768,045)
Dominion Resources, Inc.	6,951	(434,298)
MDU Resources Group, Inc.	19,330	(540,660)
NiSource, Inc.	31,300	(966,857)
Public Service Enterprise Group, Inc.	17,340	(571,006)
Wisconsin Energy Corp.	15,334	(619,187)

		(4,681,475)

Oil, Gas & Consumable Fuels — (0.2)%
Alpha Natural Resources, Inc.*	101,885	(607,235)
Approach Resources, Inc.*	18,300	(480,924)
Bill Barrett Corp.*	12,700	(318,897)
Bonanza Creek Energy, Inc.*	9,700	(468,122)
Carrizo Oil & Gas, Inc.*	11,800	(440,258)
Cheniere Energy, Inc.*	17,400	(594,036)
Cimarex Energy Co.	1,200	(115,680)
Cobalt International Energy, Inc.*	11,500	(285,890)
Comstock Resources, Inc.	22,100	(351,611)
Concho Resources, Inc.*	6,600	(718,146)
CONSOL Energy, Inc.	29,670	(998,396)
Contango Oil & Gas Co.	2,526	(92,831)
Devon Energy Corp.	4,640	(268,006)
Exxon Mobil Corp.	8,635	(742,955)
Forest Oil Corp.*	32,500	(198,250)
Gulfport Energy Corp.*	18,000	(1,158,120)
Kodiak Oil & Gas Corp.*	90,600	(1,092,636)
Northern Oil and Gas, Inc.*	27,200	(392,496)
PDC Energy, Inc.*	14,800	(881,192)
Polarcus Ltd. (United Arab Emirates)*	38,770	(24,699)
Rosetta Resources, Inc.*	11,900	(648,074)
Scorpio Tankers, Inc. (Marshall Islands)	30,100	(293,776)
Teekay Corp. (Marshall Islands)	12,400	(530,100)
TransCanada Corp. (Canada)	4,935	(216,844)
W&T Offshore, Inc.	4,300	(76,196)
Williams Cos., Inc. (The)	16,000	(581,760)
WPX Energy, Inc.	12,750	(245,565)

		(12,822,695)

Paper & Forest Products
MeadWestvaco Corp.	6,820	(261,752)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Personal Products
Elizabeth Arden, Inc.*	7,200	$(265,824)
Estee Lauder Cos., Inc. (The) (Class A Stock)	16,768	(1,172,083)

		(1,437,907)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	12,640	(565,387)
Actavis, Inc.*	12,333	(1,775,952)
Auxilium Pharmaceuticals, Inc.*	15,700	(286,211)
Eli Lilly & Co.	21,649	(1,089,594)
Hospira, Inc.*	16,865	(661,445)
Mead Johnson Nutrition Co.	7,368	(547,148)
Medicines Co. (The)*	10,900	(365,368)
Nektar Therapeutics*	30,200	(315,590)
Pacira Pharmaceuticals, Inc.*	12,500	(601,125)
Perrigo Co.	16,776	(2,069,823)
Pfizer, Inc.	39,290	(1,128,016)
Viropharma, Inc.*	28,200	(1,108,260)

		(10,513,919)

Pipelines
Spectra Energy Corp.	9,170	(313,889)

Professional Services
Acacia Research Corp.	15,200	(350,512)
Advisory Board Co. (The)*	9,700	(576,956)
Corporate Executive Board Co. (The)	3,900	(283,218)
Dun & Bradstreet Corp. (The)	4,000	(415,400)
WageWorks, Inc.*	3,500	(176,575)

		(1,802,661)

Real Estate Investment Trusts — (0.1)%
American Realty Capital Properties, Inc.	20,116	(245,415)
AvalonBay Communities, Inc.	2,460	(312,641)
Boston Properties, Inc.	7,900	(844,510)
BRE Properties, Inc.	1,000	(50,760)
CubeSmart	3,900	(69,576)
EastGroup Properties, Inc.	4,437	(262,715)
EPR Properties	900	(43,866)
Equity Residential	10,400	(557,128)
Essex Property Trust, Inc.	2,700	(398,790)
Health Care REIT, Inc.	11,076	(690,921)
Healthcare Realty Trust, Inc.	3,300	(76,263)
Hudson Pacific Properties, Inc.	17,940	(348,933)
iStar Financial, Inc.*	22,525	(271,201)
Kilroy Realty Corp.	16,200	(809,190)
Macerich Co. (The)	6,490	(366,296)
Mid-America Apartment Communities, Inc.	9,833	(614,563)
NorthStar Realty Finance Corp.	23,400	(217,152)
Omega Healthcare Investors, Inc.	7,500	(224,025)
Parkway Properties, Inc.	295	(5,242)
Pebblebrook Hotel Trust	5,600	(160,776)
Plum Creek Timber Co., Inc.	19,400	(908,502)
Realty Income Corp.	21,012	(835,227)
Regency Centers Corp.	11,900	(575,365)
Retail Opportunity Investments Corp.	14,300	(197,626)
SL Green Realty Corp.	600	(53,304)
Sr. Housing Properties Trust	15,660	(365,504)
UDR, Inc.	20,530	(486,561)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Washington Real Estate Investment Trust	8,880	$(224,398)
Weingarten Realty Investors	10,320	(302,686)

		(10,519,136)

Real Estate Management & Development
Brookfield Office Properties, Inc.	19,440	(370,721)
Forest City Enterprises, Inc. (Class A Stock)*	5,600	(106,064)
Kennedy-Wilson Holdings, Inc.	2,200	(40,832)
St. Joe Co. (The)*	10,600	(207,972)

		(725,589)

Retail & Merchandising
Kohl’s Corp.	3,970	(205,448)
Office Depot, Inc.*	30,961	(149,542)
Wal-Mart Stores, Inc.	17,839	(1,319,372)

		(1,674,362)

Road & Rail
Arkansas Best Corp.	12,200	(313,174)
Avis Budget Group, Inc.*	12,300	(354,609)
Genesee & Wyoming, Inc. (Class A Stock)*	12,000	(1,115,640)
Knight Transportation, Inc.	22,609	(373,501)
Werner Enterprises, Inc.	21,101	(492,286)

		(2,649,210)

Semiconductors & Semiconductor Equipment — (0.2)%
Altera Corp.	24,700	(917,852)
Analog Devices, Inc.	23,600	(1,110,380)
Atmel Corp.*	103,700	(771,528)
Cavium, Inc.*	14,100	(580,920)
Hittite Microwave Corp.*	1,700	(111,095)
Integrated Device Technology, Inc.*	6,341	(59,732)
Intel Corp.	63,438	(1,453,999)
KLA-Tencor Corp.	9,000	(547,650)
Linear Technology Corp.	31,425	(1,246,316)
Microchip Technology, Inc.	32,728	(1,318,611)
Micron Technology, Inc.*	12,200	(213,134)
Monolithic Power Systems, Inc.	8,600	(260,408)
NVIDIA Corp.	27,698	(430,981)
Rambus, Inc.*	32,388	(304,447)
SunEdison, Inc.*	90,000	(717,300)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	64,878	(1,100,331)
Ultratech, Inc.*	8,200	(248,460)
Veeco Instruments, Inc.*	10,600	(394,638)

		(11,787,782)

Software — (0.1)%
ACI Worldwide, Inc.*	10,400	(562,224)
BroadSoft, Inc.*	12,100	(435,963)
Concur Technologies, Inc.*	10,100	(1,116,050)
Electronic Arts, Inc.*	44,629	(1,140,271)
Guidewire Software, Inc.*	12,300	(579,453)
Jive Software, Inc.*	24,000	(300,000)
MICROS Systems, Inc.*	10,000	(499,400)
NetSuite, Inc.*	3,500	(377,790)
Nuance Communications, Inc.*	4,800	(89,736)
Proofpoint, Inc.*	1,500	(48,180)
QLIK Technologies, Inc.*	24,500	(838,880)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Software (cont’d.)
RealPage, Inc.*	9,800	$(226,968)
salesforce.com, Inc.*	26,020	(1,350,698)
ServiceNow, Inc.*	17,900	(929,905)
Synchronoss Technologies, Inc.*	14,600	(555,676)
Take-Two Interactive Software, Inc.*	24,200	(439,472)
Tangoe, Inc.*	13,800	(329,268)
Verint Systems, Inc.*	1,200	(44,472)

		(9,864,406)

Specialty Retail — (0.1)%
Aeropostale, Inc.*	34,000	(319,600)
Barnes & Noble, Inc.*	17,500	(226,450)
Bed Bath & Beyond, Inc.*	3,430	(265,345)
Cabela’s, Inc.*	3,500	(220,605)
CarMax, Inc.*	7,100	(344,137)
Conn’s, Inc.*	12,200	(610,488)
Lithia Motors, Inc. (Class A Stock)	1,000	(72,960)
Monro Muffler Brake, Inc.	11,300	(525,337)
O’Reilly Automotive, Inc.*	6,110	(779,575)
Pep Boys-Manny Moe & Jack (The)*	22,400	(279,328)
Restoration Hardware Holdings, Inc.	11,500	(728,525)
Sally Beauty Holdings, Inc.*	25,400	(664,464)
Sonic Automotive, Inc. (Class A Stock)	2,300	(54,740)
Stage Stores, Inc.	14,200	(272,640)
Tiffany & Co.	3,700	(283,494)
Tile Shop Holdings, Inc.*	6,900	(203,481)
Zale Corp.*	12,900	(196,080)
Zumiez, Inc.*	6,000	(165,210)

		(6,212,459)

Telecommunications
JDS Uniphase Corp.*	55	(809)
Juniper Networks, Inc.*	9,810	(194,827)

		(195,636)

Textiles, Apparel & Luxury Goods
Jones Group, Inc. (The)	18,000	(270,180)
PVH Corp.	6,200	(735,878)
Quiksilver, Inc.*	72,100	(506,863)
Under Armour, Inc. (Class A Stock)*	10,600	(842,170)
Wolverine World Wide, Inc.	11,600	(675,468)

		(3,030,559)

Thrifts & Mortgage Finance
Investors Bancorp, Inc.	27,756	(607,301)
New York Community Bancorp, Inc.	27,000	(407,970)
Northwest Bancshares, Inc.	10,000	(132,200)
People’s United Financial, Inc.	25,900	(372,442)
Provident New York Bancorp	19,422	(211,506)

		(1,731,419)

Tobacco
Altria Group, Inc.	33,578	(1,153,404)
Philip Morris International, Inc.	8,600	(744,674)

		(1,898,078)

Toys
Hasbro, Inc.	10,010	(471,871)
JAKKS Pacific, Inc.	56,841	(255,216)

		(727,087)

			Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Trading Companies & Distributors
Beacon Roofing Supply, Inc.*			11,000	$(405,570)
Fastenal Co.			27,780	(1,395,945)
H&E Equipment Services, Inc.*			4,800	(127,488)
TAL International Group, Inc.			11,000	(514,030)

				(2,443,033)

Transportation
Heartland Express, Inc.			51,045	(724,329)

Water Utilities
Aqua America, Inc.			26,125	(646,071)

Wireless Telecommunication Services
SBA Communications Corp. (Class A Stock)*			13,300	(1,070,118)
United States Cellular Corp.			3,011	(137,091)

				(1,207,209)

TOTAL COMMON STOCKS (proceeds received $233,195,681)				(272,979,823)

EXCHANGE TRADED FUNDS — (0.1)%
SPDR Barclays High Yield Bond			118,661	(4,727,454)
SPDR S&P 500 ETF Trust			1,065	(179,027)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $4,915,012)				(4,906,481)

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.
4.000%	TBA		1,000	(1,048,906)
5.500%	TBA		2,000	(2,180,000)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $3,192,227)				(3,228,906)

U.S. TREASURY OBLIGATION
U.S. Treasury Notes (proceeds received $246,616)
0.250%	10/15/15		248	(247,535)

TOTAL SECURITIES SOLD SHORT (proceeds received $241,549,536)				(281,362,745)

		Counterparty	Notional Amount (000)#

OPTIONS WRITTEN* — (0.1)%
Call Options
90 Day Euribor,
expiring 12/15/14, Strike Price $99.50		Goldman Sachs & Co.	EUR 41,000	(26,347)
British Pound Futures,
expiring 10/20/13, Strike Price $164.00		Morgan Stanley	91	(5,475)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value

OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 12/20/13, Strike Price $166.00	Morgan Stanley		304	$(91,313)
DAX Index,
expiring 10/20/13, Strike Price $8,900.00	Morgan Stanley	EUR	2	(49,083)
expiring 10/20/13, Strike Price $9,000.00	Morgan Stanley	EUR	1	(10,068)
expiring 10/20/13, Strike Price $9,050.00	Morgan Stanley	EUR	2	(8,739)
expiring 11/15/13, Strike Price $9,150.00	Morgan Stanley	EUR	1	(24,984)
Euro STOXX 50 Index,
expiring 10/20/13, Strike Price $3,000.00	Morgan Stanley	EUR	5	(37,477)
expiring 10/20/13, Strike Price $3,025.00	Morgan Stanley	EUR	2	(10,520)
expiring 10/20/13, Strike Price $3,050.00	Morgan Stanley	EUR	2	(5,917)
expiring 11/15/13, Strike Price $3,125.00	Morgan Stanley	EUR	5	(22,355)
FNMA,
expiring 11/06/13, Strike Price $104.50	Goldman Sachs & Co.		5,000	(38,580)
expiring 11/06/13, Strike Price $104.50	JPMorgan Chase		6,000	(46,296)
Interest Rate Swap Options,
Pay a fixed rate of 0.50%and receive a floatingrate based on 3-month Euribor, expiring 10/24/13	Barclays Capital Group	EUR	9,800	(3,345)
Pay a fixed rate of 2.50%and receive a floatingrate based on 3-month LIBOR, expiring 01/27/14	Royal Bank of Scotland Group PLC		7,700	(34,643)
Pay a fixed rate of 0.40%and receive a floatingrate based on 3-month Euribor, expiring 03/12/14	Deutsche Bank AG	EUR	3,800	(4,288)
Pay a fixed rate of 0.40%and receive a floatingrate based on 3-month Euribor, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR	4,200	(4,740)
Japanese Yen Futures,
expiring 11/01/13, Strike Price $104.50	Morgan Stanley		121	(4,850)
expiring 11/08/13, Strike Price $108.00	Morgan Stanley		121	(18,188)
expiring 11/30/13, Strike Price $107.00	Morgan Stanley		60	(13,200)
expiring 11/30/13, Strike Price $107.50	Morgan Stanley		121	(21,825)
S&P 500 Index,
expiring 10/19/13, Strike Price $1,780.00	Morgan Stanley		39	(13,650)

	Counterparty	Notional Amount (000)#		Value

OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 10/19/13, Strike Price $1,810.00	Morgan Stanley		15	$(4,380)
expiring 12/21/13, Strike Price $1,715.00	Morgan Stanley		3	(72,500)
Sprint Nextel Corp.,
expiring 01/18/14, Strike Price $10.00	Morgan Stanley		6	(602)

				(573,365)

Put Options — (0.1)%
90 Day Euribor,
expiring 12/15/14, Strike Price $99.50	Goldman Sachs & Co.	EUR	41,000	(24,267)
10 Year U.S. Treasury Notes Futures,
expiring 11/30/13, Strike Price $117.50	Morgan Stanley		97	(1,516)
expiring 11/30/13, Strike Price $122.00	Morgan Stanley		267	(12,516)
expiring 11/30/13, Strike Price $122.50	Morgan Stanley		97	(7,578)
expiring 11/30/13, Strike Price $123.00	Morgan Stanley		97	(10,609)
expiring 11/30/13, Strike Price $123.50	Morgan Stanley		146	(20,531)
British Pound Futures,
expiring 10/20/13, Strike Price $157.00	Morgan Stanley		91	(913)
expiring 12/20/13, Strike Price $155.00	Morgan Stanley		152	(18,225)
expiring 12/20/13, Strike Price $156.00	Morgan Stanley		122	(23,156)
expiring 12/20/13, Strike Price $157.00	Morgan Stanley		31	(8,881)
DAX Index,
expiring 10/18/13, Strike Price $8,150.00	Morgan Stanley	EUR	1	(39,613)
expiring 11/15/13, Strike Price $7,750.00	Morgan Stanley	EUR	1	(49,476)
expiring 11/15/13, Strike Price $7,800.00	Morgan Stanley	EUR	1	(54,736)
expiring 11/15/13, Strike Price $9,200.00	Morgan Stanley	EUR	1	(18,410)
expiring 11/20/13, Strike Price $7,200.00	Morgan Stanley	EUR	2	(7,799)
expiring 11/20/13, Strike Price $7,250.00	Morgan Stanley	EUR	2	(9,862)
expiring 11/20/13, Strike Price $8,000.00	Morgan Stanley	EUR	1	(24,656)
expiring 11/20/13, Strike Price $8,050.00	Morgan Stanley	EUR	2	(57,084)
expiring 11/20/13, Strike Price $8,100.00	Morgan Stanley	EUR	2	(67,201)
expiring 12/20/13, Strike Price $7,800.00	Morgan Stanley	EUR	2	(227,819)
expiring 12/20/13, Strike Price $8,100.00	Morgan Stanley	EUR	2	(375,424)
Euro STOXX 50 Index,
expiring 10/18/13, Strike Price $2,850.00	Morgan Stanley	EUR	5	(550,973)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/20/13, Strike Price $2,375.00	Morgan Stanley	EUR	5	$(6,575)
expiring 11/15/13, Strike Price $2,600.00	Morgan Stanley	EUR	5	(77,583)
expiring 11/15/13, Strike Price $2,625.00	Morgan Stanley	EUR	5	(90,261)
expiring 11/20/13, Strike Price $2,700.00	Morgan Stanley	EUR	5	(49,311)
expiring 11/20/13, Strike Price $2,725.00	Morgan Stanley	EUR	5	(61,272)
expiring 11/30/13, Strike Price $2,975.00	Morgan Stanley	EUR	5	(7,232)
expiring 11/20/14, Strike Price $2,675.00	Morgan Stanley	EUR	10	(80,213)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(3,276)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(596)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(357)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank AG		500	(657)
Interest Rate Swap Options,
Receive a fixed rate of 1.90% and pay afloating rate based on 3-month LIBOR, expiring 10/18/13	Goldman Sachs & Co.		1,700	(838)
Receive a fixed rate of 1.90% and pay afloating rate based on 3-month LIBOR, expiring 10/18/13	Morgan Stanley		800	(394)
Receive a fixed rate of 0.75% and pay afloating rate based on 6-month Euribor, expiring 10/24/13	Barclays Capital Group	EUR	9,800	(1,354)
Receive a fixed rate of 1.75% and pay afloating rate based on 3-month LIBOR, expiring 10/25/13	Barclays Capital Group	GBP	1,100	(8,707)
Receive a fixed rate of 1.75% and pay afloating rate based on 6-month GBP LIBOR, expiring 10/25/13	Deutsche Bank AG	GBP	900	(7,124)

	Counterparty	Notional Amount (000)#		Value

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.75% and pay afloating rate based on 6-month GBP LIBOR, expiring 10/25/13	Morgan Stanley	GBP	1,500	$(11,873)
Receive a fixed rate of 1.50% and pay afloating rate based on 3-month LIBOR, expiring 10/28/13	Goldman Sachs & Co.		3,100	(21,228)
Receive a fixed rate of 3.50% and pay afloating rate based on 3-month LIBOR, expiring 01/27/14	Royal Bank of Scotland Group PLC		7,700	(36,327)
Receive a fixed rate of 0.40% and pay afloating rate based on 3-month Euribor, expiring 03/12/14	Deutsche Bank AG	EUR	3,800	(4,484)
Receive a fixed rate of 2.85% and pay afloating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank AG		4,100	(11,726)
Receive a fixed rate of 2.50% and pay afloating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America N.A.		8,000	(278,386)
Receive a fixed rate of 2.50% and pay afloating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		5,000	(173,991)
Receive a fixed rate of 0.40% and pay afloating rate based on 3-month Euribor, expiring 03/12/24	Royal Bank of Scotland Group PLC	EUR	4,200	(4,956)
Japanese Yen Futures,
expiring 10/30/13, Strike Price $ 98.00	Morgan Stanley		140	(1,400)
expiring 10/30/13, Strike Price $ 98.50	Morgan Stanley		103	(2,050)
expiring 12/01/13, Strike Price $ 96.00	Morgan Stanley		60	(6,000)
expiring 12/01/13, Strike Price $ 98.00	Morgan Stanley		61	(18,375)
S&P 500 Index,
expiring 10/19/13, Strike Price $ 1,380.00	Morgan Stanley		39	(11,670)
expiring 10/19/13, Strike Price $ 1,400.00	Morgan Stanley		44	(21,850)
expiring 10/19/13, Strike Price $ 1,410.00	Morgan Stanley		15	(2,920)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/19/13, Strike Price $1,420.00	Morgan Stanley	15	$(8,760)
expiring 10/19/13, Strike Price $1,440.00	Morgan Stanley	29	(23,280)
expiring 10/19/13, Strike Price $1,460.00	Morgan Stanley	29	(29,100)
expiring 10/19/13, Strike Price $1,480.00	Morgan Stanley	15	(16,060)
expiring 10/19/13, Strike Price $1,500.00	Morgan Stanley	29	(43,800)
expiring 10/19/13, Strike Price $1,570.00	Morgan Stanley	24	(85,050)
expiring 10/19/13, Strike Price $1,610.00	Morgan Stanley	5	(31,850)
expiring 11/16/13, Strike Price $1,470.00	Morgan Stanley	54	(189,925)
expiring 11/16/13, Strike Price $1,480.00	Morgan Stanley	15	(56,940)
expiring 11/16/13, Strike Price $1,500.00	Morgan Stanley	29	(131,400)
expiring 12/21/13, Strike Price $1,575.00	Morgan Stanley	24	(473,850)
expiring 12/21/13, Strike Price $1,700.00	Morgan Stanley	3	(173,420)

			(3,877,666)

TOTAL OPTIONS WRITTEN (premiums received $5,492,922)			(4,451,031)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.6% (cost $7,112,696,390)			7,751,705,567
Other assets in excess of liabilities(x) — 0.4%			27,837,244

NET ASSETS — 100.0%			$7,779,542,811

The following abbreviations are used in the Portfolio descriptions:
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Security
ASX	Australian Securities Exchange
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
CAC	French Stock Index
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation

CPI	Consumer Price Index
CVT	Convertible Security
DAX	German Stock Index
DJUBSTR	Dow Jones-UBS Commodity Index Total Return
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times Stock Exchange
HTUSDVYY	HOLT U.S. Sustainable Dividend Yield Index
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
IO	Interest Only
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
MBS	Mortgage-Backed Security
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NDDUEAFE	MSCI EAFE Index
NR	Not Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Blue-chip index for the Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,313,902; cash collateral of $110,225,394 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by Federal Home Loan Mortgage Corp. (coupon rates 0.875%-2.205%, maturity dates 10/14/16-12/05/22), Federal National Mortgage Assoc. (coupon 2.500%, maturity date 12/01/ 27), U.S. Treasury Notes (coupon rates 0.875-2.125%, maturity dates 12/31/15-09/30/20) and U.S. Treasury Inflationary Indexed Bonds (coupon 0.125%, maturity date 01/15/22), with the aggregate value, including accrued interest, of $114,357,835.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2013.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
649	90 Day Euro Dollar	Jun. 2014	$161,541,300	$161,657,788	$116,488
435	90 Day Euro Dollar	Sep. 2014	108,262,613	108,287,813	25,200
59	90 Day Euro Dollar	Dec. 2014	14,667,447	14,674,775	7,328
138	90 Day Euro Dollar	Mar. 2015	34,279,200	34,286,100	6,900
190	90 Day Euro Dollar	Jun. 2015	47,118,842	47,136,625	17,783
195	90 Day Euro Dollar	Sep. 2015	48,282,430	48,282,000	(430)
56	90 Day Euro Dollar	Mar. 2016	13,844,547	13,794,900	(49,647)
31	90 Day Euro Dollar	Mar. 2017	7,564,939	7,557,025	(7,914)
12	90 Day Euro Euribor	Dec. 2014	4,036,635	4,038,867	2,232
278	90 Day Euro Euribor	Jun. 2015	93,410,401	93,407,255	(3,146)
275	90 Day Euro Euribor	Sep. 2015	92,316,959	92,301,604	(15,355)
54	90 Day Euro Euribor	Dec. 2015	18,112,706	18,102,763	(9,943)
11	90 Day Euro Euribor	Mar. 2016	3,690,018	3,682,391	(7,627)
69	90 Day Sterling	Sep. 2014	13,859,297	13,861,158	1,861
675	90 Day Sterling	Dec. 2014	135,399,972	135,461,693	61,721
314	90 Day Sterling	Mar. 2015	63,043,346	62,941,699	(101,647)
136	90 Day Sterling	Jun. 2015	27,199,794	27,220,091	20,297
8	90 Day Sterling	Sep. 2015	1,605,472	1,598,268	(7,204)
8	90 Day Sterling	Dec. 2015	1,604,662	1,594,949	(9,713)
99	2 Year U.S. Treasury Notes	Dec. 2013	21,744,422	21,806,297	61,875
32	3 Year Australian Treasury Bonds	Dec. 2013	8,626,303	8,650,374	24,071
36	5 Year Euro-Bobl	Dec. 2013	5,999,472	6,060,554	61,082
79	5 Year U.S. Treasury Notes	Dec. 2013	9,414,274	9,562,703	148,429
32	10 Year Australian Treasury Bonds	Dec. 2013	25,172,755	25,236,245	63,490
152	10 Year Euro-Bund	Dec. 2013	28,582,007	28,891,474	309,467
36	10 Year Japanese Bonds	Dec. 2013	52,339,794	52,783,153	443,359
93	10 Year U.K. Gilt	Dec. 2013	16,587,935	16,609,616	21,681
372	10 Year U.S. Treasury Notes	Dec. 2013	47,004,696	47,017,313	12,617
29	CAC40 10 Euro	Oct. 2013	1,627,060	1,626,586	(474)
58	DAX Index	Dec. 2013	16,881,460	16,848,467	(32,993)
800	Euro STOXX 50	Dec. 2013	31,093,915	31,158,852	64,937
59	Euro-BTP Italian Government Bond	Dec. 2013	8,830,123	8,810,330	(19,793)
428	FTSE 100 Index	Dec. 2013	45,569,305	44,549,555	(1,019,750)
21	Hang Seng Index	Oct. 2013	3,140,680	3,097,919	(42,761)
85	Mini MSCI EAFE Index	Dec. 2013	7,669,865	7,714,600	44,735
333	Russell 2000 Mini Index	Dec. 2013	34,963,335	35,677,620	714,285

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
182	S&P 500 E-Mini	Dec. 2013	$15,038,290	$15,236,130	$197,840
282	S&P 500 Index	Dec. 2013	118,572,188	118,038,150	(534,038)
575	S&P Mid 400 E-Mini	Dec. 2013	70,506,500	71,334,500	828,000
10	S&P/TSX 60 Index	Dec. 2013	1,423,989	1,418,378	(5,611)
43	TOPIX Index	Dec. 2013	5,150,627	5,234,193	83,566

					1,471,198

Short Positions:
130	2 Year U.S. Treasury Notes	Dec. 2013	28,556,875	28,634,531	(77,656)
25	5 Year U.S. Treasury Notes	Dec. 2013	2,986,960	3,026,172	(39,212)
223	10 Year Australian Treasury Bonds	Dec. 2013	175,391,130	175,885,086	(493,956)
320	10 Year Canadian Government Bonds	Dec. 2013	40,201,626	40,274,550	(72,924)
25	10 Year Euro-Bund	Dec. 2013	4,670,567	4,751,887	(81,320)
8	10 Year Japanese Bonds	Dec. 2013	11,657,765	11,729,590	(71,825)
56	10 Year Mini Japanese Government Bonds	Dec. 2013	8,142,347	8,210,713	(68,366)
90	10 Year U.K. Gilt	Dec. 2013	15,749,166	16,073,822	(324,656)
428	10 Year U.S. Treasury Notes	Dec. 2013	53,364,061	54,095,188	(731,127)
19	10 Year USD Deliverable Interest Rate Swap	Dec. 2013	1,776,367	1,837,359	(60,992)
3	20 Year U.S. Treasury Bonds	Dec. 2013	388,102	400,125	(12,023)
29	30 Year USD Deliverable Interest Rate Swap	Dec. 2013	2,524,847	2,648,969	(124,122)
2	Amsterdam Index	Oct. 2013	205,227	202,982	2,245
9	ASX SPI 200 Index	Dec. 2013	1,098,416	1,096,317	2,099
7	FTSE 100 Index	Dec. 2013	745,516	728,614	16,902
58	FTSE/MIB Index	Dec. 2013	6,918,545	6,833,545	85,000
3	Hang Seng Index	Oct. 2013	449,580	442,560	7,020
18	IBEX 35 Index	Oct. 2013	2,168,768	2,224,395	(55,627)
601	S&P 500 E-Mini	Dec. 2013	51,047,526	50,312,715	734,811

					(1,365,729)

					$105,469

Commodity futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
12	Brent Crude	Nov. 2013	$1,362,840	$1,300,440	$(62,400)
93	Brent Crude	Jan. 2014	10,135,870	9,908,220	(227,650)
94	Brent Crude	Feb. 2014	10,183,830	9,943,320	(240,510)
213	Coffee ’C’	Dec. 2013	9,863,243	9,081,787	(781,456)
141	Copper	Dec. 2013	11,569,466	11,713,575	144,109
99	Copper	Mar. 2014	8,136,226	8,249,175	112,949
433	Corn	Dec. 2013	10,434,311	9,558,475	(875,836)
294	Corn	Mar. 2014	6,947,587	6,681,150	(266,437)
135	Cotton No. 2	Dec. 2013	5,802,713	5,886,675	83,962
32	Cotton No. 2	Mar. 2014	1,383,762	1,391,680	7,918
11	Gas Oil	Nov. 2013	1,025,000	1,003,200	(21,800)
53	Gasoline RBOB	Nov. 2013	6,091,819	5,850,373	(241,446)
53	Gasoline RBOB	Dec. 2013	5,900,780	5,811,418	(89,362)
262	Gold 100 OZ	Dec. 2013	32,660,526	34,767,400	2,106,874
58	Hard Red Winter Wheat	Dec. 2013	2,045,600	2,144,550	98,950
58	Hard Red Winter Wheat	Jul. 2014	2,027,875	2,085,825	57,950
128	Lean Hogs	Dec. 2013	4,358,212	4,435,200	76,988
42	Lean Hogs	Jun. 2014	1,570,120	1,583,820	13,700
22	Lean Hogs	Aug. 2014	794,810	795,520	710
110	Live Cattle	Dec. 2013	5,663,780	5,806,900	143,120
111	Live Cattle	Jun. 2014	5,633,548	5,719,830	86,282
39	LME Nickel	Nov. 2013	3,391,992	3,257,865	(134,127)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Commodity futures contracts open at September 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
41	LME Nickel	Dec. 2013	$4,283,991	$3,430,839	$(853,152)
41	LME Nickel	Mar. 2014	3,702,546	3,449,043	(253,503)
171	LME PRI Aluminum	Nov. 2013	7,953,286	7,801,875	(151,411)
186	LME PRI Aluminum	Dec. 2013	9,531,388	8,554,837	(976,551)
212	LME PRI Aluminum	Mar. 2014	10,364,421	9,967,975	(396,446)
90	LME Zinc	Nov. 2013	4,320,000	4,282,313	(37,687)
100	LME Zinc	Dec. 2013	4,960,823	4,786,875	(173,948)
93	LME Zinc	Mar. 2014	4,491,503	4,515,731	24,228
581	Natural Gas	Nov. 2013	19,961,770	20,683,600	721,830
488	Natural Gas	Mar. 2014	19,881,395	18,592,800	(1,288,595)
163	No. 2 Soft Red Winter Wheat	Jul. 2014	5,479,687	5,517,550	37,863
77	NY Harbor ULSD	Nov. 2013	9,740,888	9,609,831	(131,057)
25	NY Harbor ULSD	Jan. 2014	3,172,163	3,112,200	(59,963)
115	Silver	Dec. 2013	11,609,840	12,482,100	872,260
141	Soybean	Nov. 2013	8,987,147	9,043,388	56,241
63	Soybean	May 2014	4,075,903	3,932,775	(143,128)
27	Soybean	Jul. 2014	1,735,247	1,676,363	(58,884)
113	Soybean Meal	Dec. 2013	4,418,987	4,581,020	162,033
118	Soybean Meal	Mar. 2014	4,386,770	4,655,100	268,330
163	Soybean Oil	Dec. 2013	4,674,029	4,019,580	(654,449)
162	Soybean Oil	Jan. 2014	4,637,506	4,024,080	(613,426)
327	Sugar #11 (World)	Mar. 2014	6,458,379	6,643,594	185,215
328	Sugar #11 (World)	May 2014	6,298,573	6,638,195	339,622
163	Wheat	Dec. 2013	5,360,019	5,529,775	169,756
214	WTI Crude	Nov. 2013	22,326,700	21,898,620	(428,080)
78	WTI Crude	Mar. 2014	7,277,120	7,732,140	455,020
34	WTI Crude	Jun. 2014	3,337,840	3,278,960	(58,880)

					(2,994,274)

Short Positions:
14	Gold 100 OZ	Dec. 2013	1,833,800	1,857,800	(24,000)
6	LME Copper	Dec. 2013	1,067,100	1,095,300	(28,200)
46	LME Nickel	Dec. 2013	4,119,093	3,849,234	269,859
3	LME Nickel	Mar. 2014	252,834	252,369	465
1	LME PRI Aluminum	Nov. 2013	47,308	45,625	1,683
186	LME PRI Aluminum	Dec. 2013	9,210,674	8,554,837	655,837
47	LME PRI Aluminum	Mar. 2014	2,210,390	2,209,881	509
1	LME Zinc	Nov. 2013	49,683	47,581	2,102
100	LME Zinc	Dec. 2013	4,862,625	4,786,875	75,750
6	LME Zinc	Mar. 2014	284,295	291,338	(7,043)

					946,962

					$(2,047,312)

(1)	Cash of $3,754,206 and U.S. Treasury Securities with a market value of $65,454,176 has been segregated to cover requirement for open futures contracts as of September 30, 2013. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/02/13	Barclays Capital Group	AUD	565	$509,179	$527,011	$17,832
Expiring 10/02/13	BNP Paribas	AUD	233	217,773	217,334	(439)
Expiring 10/02/13	Deutsche Bank AG	AUD	17,133	16,054,169	15,981,015	(73,154)
Expiring 10/02/13	JPMorgan Chase	AUD	2,664	2,475,152	2,484,879	9,727
Expiring 10/02/13	JPMorgan Chase	AUD	605	558,916	564,321	5,405
Expiring 10/02/13	JPMorgan Chase	AUD	594	559,701	554,060	(5,641)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 10/02/13	JPMorgan Chase	AUD	511	$477,241	$476,641	$(600)
Expiring 11/04/13	BNP Paribas	AUD	687	641,707	639,323	(2,384)
Expiring 11/04/13	JPMorgan Chase	AUD	911	852,422	847,778	(4,644)
Expiring 12/18/13	Barclays Capital Group	AUD	5,512	5,217,088	5,115,146	(101,942)
Expiring 12/18/13	Morgan Stanley	AUD	6,029	5,565,180	5,595,202	30,022
Expiring 12/18/13	Morgan Stanley	AUD	1,398	1,288,226	1,297,375	9,149
Expiring 12/18/13	Morgan Stanley	AUD	1,398	1,290,413	1,297,374	6,961
Brazilian Real,
Expiring 10/01/13	Morgan Stanley	BRL	2,739	1,223,203	1,235,684	12,481
Expiring 10/02/13	Bank of America N.A.	BRL	920	390,150	414,701	24,551
Expiring 10/02/13	Barclays Capital Group	BRL	884	373,225	398,832	25,607
Expiring 10/02/13	Deutsche Bank AG	BRL	569	256,202	256,438	236
Expiring 10/02/13	Morgan Stanley	BRL	6,075	2,678,958	2,739,412	60,454
Expiring 10/02/13	Morgan Stanley	BRL	2,169	960,222	978,167	17,945
Expiring 10/02/13	Morgan Stanley	BRL	1,817	752,355	819,259	66,904
Expiring 10/02/13	Morgan Stanley	BRL	742	335,000	334,779	(221)
Expiring 11/04/13	Morgan Stanley	BRL	721	315,552	322,267	6,715
British Pound,
Expiring 10/02/13	Barclays Capital Group	GBP	2,873	4,512,190	4,651,045	138,855
Expiring 10/02/13	Citigroup Global Markets	GBP	1,266	1,978,619	2,049,504	70,885
Expiring 10/02/13	Citigroup Global Markets	GBP	860	1,344,085	1,392,237	48,152
Expiring 10/02/13	Credit Suisse First Boston Corp.	GBP	142	221,283	229,881	8,598
Expiring 10/02/13	Deutsche Bank AG	GBP	22,079	35,242,868	35,743,649	500,781
Expiring 10/02/13	Goldman Sachs & Co.	GBP	1,968	3,151,555	3,185,958	34,403
Expiring 10/02/13	Hong Kong & Shanghai Bank	GBP	805	1,250,268	1,303,200	52,932
Expiring 11/04/13	Hong Kong & Shanghai Bank	GBP	9,760	15,742,734	15,795,922	53,188
Expiring 11/04/13	JPMorgan Chase	GBP	648	1,038,557	1,048,745	10,188
Expiring 12/18/13	Barclays Capital Group	GBP	2,645	4,263,589	4,279,202	15,613
Expiring 12/18/13	Barclays Capital Group	GBP	114	182,407	184,129	1,722
Expiring 12/18/13	Morgan Stanley	GBP	19,442	30,511,514	31,456,166	944,652
Expiring 12/18/13	Morgan Stanley	GBP	19,442	30,513,458	31,456,166	942,708
Expiring 12/18/13	Morgan Stanley	GBP	7,866	12,344,771	12,726,971	382,200
Expiring 12/18/13	Morgan Stanley	GBP	7,866	12,345,558	12,726,972	381,414
Expiring 12/18/13	Morgan Stanley	GBP	2,759	4,427,385	4,463,331	35,946
Canadian Dollar,
Expiring 10/03/13	Barclays Capital Group	CAD	173	168,000	168,317	317
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1	1,110	1,110	—
Expiring 10/09/13	Royal Bank of Scotland Group PLC	CAD	1,834	1,779,990	1,780,366	376
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	2	2,191	2,233	42
Expiring 12/18/13	Barclays Capital Group	CAD	6,144	5,945,882	5,952,710	6,828
Expiring 12/18/13	Barclays Capital Group	CAD	3,214	3,110,153	3,113,725	3,572
Expiring 12/18/13	Barclays Capital Group	CAD	3,209	3,096,303	3,109,039	12,736
Expiring 12/18/13	Barclays Capital Group	CAD	2,614	2,522,491	2,532,866	10,375
Expiring 12/18/13	Morgan Stanley	CAD	3,341	3,268,389	3,236,526	(31,863)
Expiring 12/18/13	UBS AG	CAD	200	189,972	193,775	3,803
Expiring 12/27/13	Royal Bank of Scotland Group PLC	CAD	18	17,472	17,714	242
Chilean Peso,
Expiring 12/05/13	Hong Kong & Shanghai Bank	CLP	113,523	217,394	222,770	5,376
Chinese Yuan,
Expiring 10/17/13	UBS AG	CNY	32,154	5,220,609	5,248,311	27,702
Expiring 04/25/14	Barclays Capital Group	CNY	1,972	324,000	319,724	(4,276)
Expiring 04/25/14	Citigroup Global Markets	CNY	4,685	768,000	759,733	(8,267)
Expiring 04/25/14	Citigroup Global Markets	CNY	1,604	264,000	260,088	(3,912)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	2,814	462,000	456,278	(5,722)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	1,308	215,000	212,163	(2,837)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 04/25/14	JPMorgan Chase	CNY	2,811		$462,000	$455,903	$(6,097)
Expiring 04/25/14	JPMorgan Chase	CNY	1,793		294,000	290,835	(3,165)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	4,687		768,000	760,045	(7,955)
Expiring 04/25/14	UBS AG	CNY	1,318		216,000	213,675	(2,325)
Expiring 04/25/14	UBS AG	CNY	1,311		216,000	212,624	(3,376)
Expiring 09/08/15	Barclays Capital Group	CNY	1,596		260,000	253,701	(6,299)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448		571,428	547,912	(23,516)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530		252,893	243,149	(9,744)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090		177,000	173,274	(3,726)
Expiring 09/08/15	Morgan Stanley	CNY	738		120,000	117,283	(2,717)
Expiring 09/08/15	Morgan Stanley	CNY	554		90,000	88,034	(1,966)
Euro,
Expiring 10/02/13	Citigroup Global Markets	EUR	6,665		8,773,779	9,016,792	243,013
Expiring 10/02/13	Citigroup Global Markets	EUR	381		503,307	515,438	12,131
Expiring 10/02/13	Goldman Sachs & Co.	EUR	41,146		55,679,275	55,665,164	(14,111)
Expiring 10/02/13	Goldman Sachs & Co.	EUR	3,079		4,114,323	4,165,446	51,123
Expiring 10/02/13	Goldman Sachs & Co.	EUR	331		447,817	447,795	(22)
Expiring 10/02/13	JPMorgan Chase	EUR	480		638,831	649,371	10,540
Expiring 10/02/13	UBS AG	EUR	37,860		51,053,704	51,218,660	164,956
Expiring 10/02/13	UBS AG	EUR	1,260		1,677,134	1,704,600	27,466
Expiring 11/04/13	Bank of New York Mellon	EUR	6,250		8,440,569	8,456,059	15,490
Expiring 11/04/13	Barclays Capital Group	EUR	4,406		5,966,209	5,961,183	(5,026)
Expiring 11/04/13	Hong Kong & Shanghai Bank	EUR	4,702		6,359,996	6,361,663	1,667
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	568		757,043	768,793	11,750
Expiring 12/18/13	Barclays Capital Group	EUR	5,943		8,038,234	8,041,506	3,272
Expiring 12/18/13	Morgan Stanley	EUR	51,432		68,091,508	69,593,646	1,502,138
Expiring 12/18/13	Morgan Stanley	EUR	42,782		56,703,843	57,889,349	1,185,506
Expiring 12/18/13	Morgan Stanley	EUR	20,674		27,401,526	27,974,409	572,883
Expiring 12/18/13	Morgan Stanley	EUR	18,969		25,113,537	25,667,556	554,019
Expiring 12/18/13	UBS AG	EUR	1,625		2,125,866	2,198,838	72,972
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	2		3,157	3,200	43
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	2		2,431	2,456	25
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		1,436	1,469	33
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		905	933	28
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		978	995	17
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		787	803	16
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		692	699	7
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	570	578	8
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	436	442	6
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	360	366	6
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	396	402	6
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	367	372	5
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	343	346	3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	$223	$229	$6
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	194	198	4
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	183	187	4
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	149	152	3
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	126	129	3
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	183	185	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	146	148	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	103	103	—
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	67	67	—
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	83	83	—
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	122	122	—
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	45	46	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	41	42	1
Hong Kong Dollar,
Expiring 10/17/13	Citigroup Global Markets	HKD	287		37,000	36,989	(11)
Indian Rupee,
Expiring 10/17/13	Citigroup Global Markets	INR	68,364		1,137,498	1,086,061	(51,437)
Indonesian Rupiah,
Expiring 10/17/13	Citigroup Global Markets	IDR	7,185,140		681,702	618,436	(63,266)
Japanese Yen,
Expiring 10/02/13	Deutsche Bank AG	JPY	64,367		656,000	654,840	(1,160)
Expiring 10/03/13	Credit Suisse First Boston Corp.	JPY	13,842		140,000	140,825	825
Expiring 10/17/13	Bank of America N.A.	JPY	40,176		406,335	408,772	2,437
Expiring 10/17/13	Barclays Capital Group	JPY	430,800		4,385,108	4,383,197	(1,911)
Expiring 10/17/13	Barclays Capital Group	JPY	29,427		306,786	299,407	(7,379)
Expiring 10/17/13	Hong Kong & Shanghai Bank	JPY	120,500		1,228,366	1,226,033	(2,333)
Expiring 10/17/13	JPMorgan Chase	JPY	152,000		1,538,496	1,546,532	8,036
Expiring 10/17/13	Morgan Stanley	JPY	331,600		3,341,184	3,373,881	32,697
Expiring 11/05/13	Citigroup Global Markets	JPY	5,886		60,000	59,897	(103)
Expiring 12/18/13	Barclays Capital Group	JPY	739,275		7,506,242	7,525,172	18,930
Expiring 12/18/13	Barclays Capital Group	JPY	626,973		6,411,620	6,382,039	(29,581)
Expiring 12/18/13	Barclays Capital Group	JPY	254,903		2,588,158	2,594,685	6,527
Expiring 12/18/13	Barclays Capital Group	JPY	219,125		2,240,836	2,230,497	(10,339)
Expiring 12/18/13	Morgan Stanley	JPY	764,710		7,703,196	7,784,082	80,886
Expiring 12/18/13	Morgan Stanley	JPY	191,894		1,942,919	1,953,309	10,390
Expiring 12/18/13	Morgan Stanley	JPY	119,783		1,206,620	1,219,290	12,670
Mexican Peso,
Expiring 12/17/13	Barclays Capital Group	MXN	8,578		657,000	651,174	(5,826)
Expiring 12/17/13	Barclays Capital Group	MXN	7,561		586,000	573,909	(12,091)
Expiring 12/17/13	Credit Suisse First Boston Corp.	MXN	15,427		1,191,000	1,171,036	(19,964)
Expiring 12/17/13	Deutsche Bank AG	MXN	8,536		659,000	647,929	(11,071)
Expiring 12/17/13	Goldman Sachs & Co.	MXN	8,540		661,000	648,214	(12,786)
Expiring 12/17/13	Hong Kong & Shanghai Bank	MXN	7,142		543,763	542,136	(1,627)
Expiring 12/17/13	JPMorgan Chase	MXN	7,141		543,600	542,060	(1,540)
Expiring 12/17/13	Morgan Stanley	MXN	7,955		612,000	603,879	(8,121)
Expiring 12/17/13	Morgan Stanley	MXN	466		36,000	35,399	(601)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 12/17/13	UBS AG	MXN	4,759	$367,000	$361,224	$(5,776)
New Zealand Dollar,
Expiring 10/01/13	Hong Kong & Shanghai Bank	NZD	86	71,102	71,423	321
Expiring 10/02/13	Barclays Capital Group	NZD	453	368,000	376,183	8,183
Expiring 12/18/13	Barclays Capital Group	NZD	5,798	4,768,412	4,788,566	20,154
Expiring 12/18/13	Barclays Capital Group	NZD	2,023	1,663,792	1,670,824	7,032
Expiring 12/18/13	Morgan Stanley	NZD	2,873	2,405,054	2,373,195	(31,859)
Norwegian Krone,
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	84	14,049	13,903	(146)
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	46	7,810	7,583	(227)
Expiring 12/18/13	Barclays Capital Group	NOK	68,682	11,490,051	11,387,661	(102,390)
Expiring 12/18/13	Barclays Capital Group	NOK	23,679	3,989,309	3,926,078	(63,231)
Expiring 12/18/13	Barclays Capital Group	NOK	16,775	2,839,180	2,781,384	(57,796)
Expiring 12/18/13	Barclays Capital Group	NOK	9,875	1,638,250	1,637,222	(1,028)
Expiring 12/18/13	Morgan Stanley	NOK	222,411	37,207,742	36,876,176	(331,566)
Expiring 12/18/13	Morgan Stanley	NOK	71,381	11,967,778	11,835,136	(132,642)
Expiring 12/18/13	Morgan Stanley	NOK	40,483	6,787,426	6,712,199	(75,227)
Expiring 12/18/13	Morgan Stanley	NOK	37,527	6,332,571	6,221,984	(110,587)
Expiring 12/18/13	Morgan Stanley	NOK	32,512	5,488,810	5,390,612	(98,198)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	NOK	5,500	921,736	911,910	(9,826)
Russian Ruble,
Expiring 10/07/13	Barclays Capital Group	RUB	11,428	359,000	352,258	(6,742)
Expiring 01/15/14	Citigroup Global Markets	RUB	1,105	34,143	33,442	(701)
Singapore Dollar,
Expiring 12/18/13	Barclays Capital Group	SGD	4,357	3,434,743	3,473,077	38,334
Expiring 12/18/13	Morgan Stanley	SGD	2,915	2,342,492	2,323,667	(18,825)
South African Rand,
Expiring 10/09/13	Citigroup Global Markets	ZAR	734	74,000	72,953	(1,047)
Expiring 10/09/13	Deutsche Bank AG	ZAR	2,161	220,046	214,958	(5,088)
Expiring 10/09/13	Deutsche Bank AG	ZAR	400	41,520	39,825	(1,695)
Expiring 10/09/13	UBS AG	ZAR	1,792	177,683	178,233	550
Expiring 10/09/13	UBS AG	ZAR	1,792	178,082	178,233	151
Swedish Krona,
Expiring 12/18/13	Barclays Capital Group	SEK	30,963	4,723,850	4,809,001	85,151
Expiring 12/18/13	UBS AG	SEK	18,000	2,713,249	2,795,644	82,395
Swiss Franc,
Expiring 12/18/13	Barclays Capital Group	CHF	10,878	11,652,833	12,036,501	383,668
Expiring 12/18/13	Barclays Capital Group	CHF	4,591	5,067,535	5,079,647	12,112
Expiring 12/18/13	Barclays Capital Group	CHF	4,192	4,490,960	4,638,824	147,864
Expiring 12/18/13	Morgan Stanley	CHF	3,959	4,343,204	4,380,925	37,721

				$752,153,017	$759,935,110	$7,782,093

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/02/13	Bank of America N.A.	AUD	2,659	$2,376,096	$2,480,215	$(104,119)
Expiring 10/02/13	BNP Paribas	AUD	1,336	1,221,735	1,246,171	(24,436)
Expiring 10/02/13	BNP Paribas	AUD	703	646,176	655,732	(9,556)
Expiring 10/02/13	Citigroup Global Markets	AUD	15,588	13,973,083	14,539,897	(566,814)
Expiring 10/02/13	Citigroup Global Markets	AUD	1,066	1,004,750	994,325	10,425
Expiring 10/02/13	Citigroup Global Markets	AUD	124	113,170	115,663	(2,493)
Expiring 10/02/13	Credit Suisse First Boston Corp.	AUD	3,558	3,312,231	3,318,768	(6,537)
Expiring 10/02/13	Deutsche Bank AG	AUD	695	647,590	648,270	(680)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 10/02/13	Hong Kong & Shanghai Bank	AUD	1,275	$1,172,013	$1,189,272	$(17,259)
Expiring 10/02/13	Hong Kong & Shanghai Bank	AUD	211	192,944	196,813	(3,869)
Expiring 10/02/13	UBS AG	AUD	1,204	1,144,365	1,123,046	21,319
Expiring 11/04/13	Citigroup Global Markets	AUD	1,860	1,732,343	1,730,919	1,424
Expiring 11/04/13	Deutsche Bank AG	AUD	17,133	16,019,355	15,943,993	75,362
Expiring 11/04/13	UBS AG	AUD	4,253	3,957,417	3,957,848	(431)
Expiring 11/04/13	UBS AG	AUD	1,081	1,006,766	1,005,980	786
Expiring 12/18/13	Barclays Capital Group	AUD	5,823	5,449,852	5,403,693	46,159
Expiring 12/18/13	Barclays Capital Group	AUD	4,896	4,511,987	4,544,031	(32,044)
Expiring 12/18/13	Morgan Stanley	AUD	438	410,259	406,189	4,070
Expiring 12/18/13	Morgan Stanley	AUD	311	291,439	288,548	2,891
Expiring 12/18/13	UBS AG	AUD	2,000	1,818,906	1,856,089	(37,183)
Brazilian Real,
Expiring 10/02/13	Barclays Capital Group	BRL	272	124,000	122,744	1,256
Expiring 10/02/13	Hong Kong & Shanghai Bank	BRL	5,556	2,430,190	2,505,525	(75,335)
Expiring 10/02/13	Hong Kong & Shanghai Bank	BRL	721	317,785	324,956	(7,171)
Expiring 10/02/13	Hong Kong & Shanghai Bank	BRL	182	78,989	82,113	(3,124)
Expiring 10/02/13	Morgan Stanley	BRL	2,153	941,961	971,034	(29,073)
Expiring 10/02/13	Morgan Stanley	BRL	1,083	448,678	488,577	(39,899)
Expiring 10/02/13	UBS AG	BRL	742	335,000	334,779	221
Expiring 10/02/13	UBS AG	BRL	297	135,000	133,693	1,307
Expiring 10/15/13	Credit Suisse First Boston Corp.	BRL	6,900	3,039,127	3,101,275	(62,148)
Expiring 10/15/13	Credit Suisse First Boston Corp.	BRL	5,063	2,189,250	2,275,323	(86,073)
Expiring 11/04/13	Barclays Capital Group	BRL	344	144,000	153,778	(9,778)
Expiring 11/04/13	Credit Suisse First Boston Corp.	BRL	21,463	9,244,019	9,598,875	(354,856)
Expiring 11/04/13	Credit Suisse First Boston Corp.	BRL	1,346	579,814	602,072	(22,258)
Expiring 11/04/13	Morgan Stanley	BRL	6,075	2,660,129	2,716,739	(56,610)
Expiring 01/03/14	Citigroup Global Markets	BRL	2,912	1,246,258	1,285,873	(39,615)
Expiring 01/03/14	Citigroup Global Markets	BRL	2,783	1,201,077	1,228,967	(27,890)
Expiring 01/03/14	Deutsche Bank AG	BRL	569	251,155	251,087	68
Expiring 01/03/14	Hong Kong & Shanghai Bank	BRL	2,991	1,294,190	1,320,471	(26,281)
Expiring 01/03/14	Hong Kong & Shanghai Bank	BRL	281	121,866	124,012	(2,146)
Expiring 01/03/14	Hong Kong & Shanghai Bank	BRL	202	87,880	89,284	(1,404)
Expiring 01/03/14	Morgan Stanley	BRL	2,909	1,251,511	1,284,551	(33,040)
Expiring 01/03/14	Morgan Stanley	BRL	2,739	1,198,165	1,209,587	(11,422)
Expiring 01/03/14	Morgan Stanley	BRL	2,169	940,732	957,758	(17,026)
Expiring 01/03/14	Morgan Stanley	BRL	832	356,222	367,231	(11,009)
Expiring 01/03/14	Morgan Stanley	BRL	742	328,478	327,795	683
Expiring 01/03/14	UBS AG	BRL	606	264,969	267,741	(2,772)
British Pound,
Expiring 10/02/13	BNP Paribas	GBP	24,494	38,006,694	39,653,247	(1,646,553)
Expiring 10/02/13	Deutsche Bank AG	GBP	1,328	2,098,864	2,149,874	(51,010)
Expiring 10/02/13	Hong Kong & Shanghai Bank	GBP	1,461	2,345,463	2,365,185	(19,722)
Expiring 10/02/13	Morgan Stanley	GBP	2,710	4,309,538	4,387,168	(77,630)
Expiring 11/04/13	Barclays Capital Group	GBP	657	1,063,545	1,063,311	234
Expiring 11/04/13	Deutsche Bank AG	GBP	22,079	35,234,147	35,733,792	(499,645)
Expiring 11/04/13	JPMorgan Chase	GBP	882	1,411,344	1,427,460	(16,116)
Expiring 12/12/13	Royal Bank of Canada	GBP	1,088	1,699,402	1,760,405	(61,003)
Expiring 12/18/13	Barclays Capital Group	GBP	5,348	8,626,307	8,652,948	(26,641)
Expiring 12/18/13	Barclays Capital Group	GBP	1,243	1,997,329	2,011,131	(13,802)
Expiring 12/18/13	UBS AG	GBP	375	584,942	606,732	(21,790)
Canadian Dollar,
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	213	205,468	207,163	(1,695)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	160	151,706	155,633	(3,927)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	136	128,822	131,747	(2,925)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	92	$87,078	$88,784	$(1,706)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	79	75,169	76,595	(1,426)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	49	47,095	47,502	(407)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	26	24,628	24,919	(291)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	20	19,191	19,190	1
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	18	16,944	16,978	(34)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	16	15,577	15,768	(191)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	12	11,124	11,333	(209)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	8	7,943	8,129	(186)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	8	8,025	8,056	(31)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	7	6,737	6,887	(150)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	5	5,277	5,259	18
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	5	5,029	5,040	(11)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	5	4,452	4,477	(25)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	4	4,195	4,310	(115)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	4	3,660	3,673	(13)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	3	3,215	3,194	21
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	3	3,175	3,183	(8)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	3	2,947	2,963	(16)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	3	2,323	2,390	(67)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	2	2,357	2,369	(12)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	2	2,191	2,233	(42)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	2	2,008	2,056	(48)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	2	1,502	1,503	(1)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1	1,132	1,138	(6)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1	1,083	1,085	(2)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1	1,033	1,054	(21)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1	1,084	1,110	(26)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1	942	949	(7)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		$950	$960	$(10)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		783	782	1
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		782	783	(1)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		803	814	(11)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		644	647	(3)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		692	699	(7)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		702	709	(7)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		572	573	(1)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		438	439	(1)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	1		518	523	(5)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	387	386	1
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	387	387	—
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	365	365	—
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	355	355	—
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	395	397	(2)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	219	219	—
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	164	167	(3)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	94	94	—
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	21	21	—
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	31	31	—
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	31	31	—
Expiring 10/07/13	Royal Bank of Scotland Group PLC	CAD	4		4,196	4,190	6
Expiring 10/09/13	Royal Bank of Scotland Group PLC	CAD	1,834		1,775,705	1,780,367	(4,662)
Expiring 10/22/13	Barclays Capital Group	CAD	1,834		1,779,386	1,779,787	(401)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	38		36,975	37,166	(191)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	24		23,094	23,044	50
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	24		22,934	22,924	10
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	19		17,718	18,030	(312)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	18		17,637	17,626	11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	13		$12,239	$12,227	$12
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	12		11,233	11,383	(150)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	11		10,773	10,790	(17)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	10		9,519	9,570	(51)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	9		8,624	8,641	(17)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	8		7,267	7,286	(19)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	7		6,844	6,883	(39)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	6		5,709	5,767	(58)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	5		5,182	5,209	(27)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	5		5,162	5,191	(29)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	5		4,499	4,501	(2)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	5		4,332	4,376	(44)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	4		4,246	4,283	(37)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	4		3,928	4,015	(87)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	4		3,814	3,837	(23)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	4		3,368	3,381	(13)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	2		2,368	2,368	—
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	2		2,148	2,158	(10)
Expiring 10/24/13	Royal Bank of Scotland Group PLC	CAD	2		1,808	1,811	(3)
Expiring 12/18/13	Barclays Capital Group	CAD	20,701		19,932,412	20,056,594	(124,182)
Expiring 12/18/13	Barclays Capital Group	CAD	1,117		1,089,745	1,081,937	7,808
Expiring 12/18/13	Morgan Stanley	CAD	47,291		45,535,575	45,819,269	(283,694)
Expiring 12/18/13	Morgan Stanley	CAD	38,300		36,920,822	37,107,561	(186,739)
Expiring 12/18/13	Morgan Stanley	CAD	15,491		14,933,634	15,009,166	(75,532)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CAD	74		72,088	72,083	5
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CAD	15		14,943	14,962	(19)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CAD	15		14,215	14,223	(8)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CAD	5		4,402	4,373	29
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CAD	4		4,137	4,142	(5)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	165	165	—
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CAD	—	(r)	27	27	—
Expiring 12/23/13	Barclays Capital Group	CAD	312		302,699	302,251	448

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 12/23/13	Citigroup Global Markets	CAD	4,932	$4,808,227	$4,777,884	$30,343
Expiring 12/23/13	Hong Kong & Shanghai Bank	CAD	52	50,407	50,375	32
Expiring 12/27/13	Royal Bank of Scotland Group PLC	CAD	18	17,372	17,714	(342)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	189	182,746	182,844	(98)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	90	85,705	87,419	(1,714)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	68	65,691	65,814	(123)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	27	26,218	26,348	(130)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	24	23,179	23,328	(149)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	21	20,618	20,770	(152)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	10	10,025	10,024	1
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	7	6,638	6,708	(70)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	7	6,604	6,612	(8)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	6	6,174	6,133	41
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	4	3,517	3,520	(3)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	3	2,975	2,965	10
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	2	1,724	1,725	(1)
Expiring 01/07/14	Royal Bank of Scotland Group PLC	CAD	1	964	964	—
Chinese Yuan,
Expiring 10/17/13	UBS AG	CNY	32,154	5,176,900	5,248,311	(71,411)
Expiring 01/15/14	UBS AG	CNY	32,154	5,212,991	5,231,007	(18,016)
Euro,
Expiring 10/02/13	Barclays Capital Group	EUR	2,078	2,757,410	2,811,237	(53,827)
Expiring 10/02/13	Barclays Capital Group	EUR	604	799,230	817,126	(17,896)
Expiring 10/02/13	Citigroup Global Markets	EUR	36,481	48,649,093	49,353,764	(704,671)
Expiring 10/02/13	Citigroup Global Markets	EUR	916	1,205,819	1,239,217	(33,398)
Expiring 10/02/13	Goldman Sachs & Co.	EUR	3,017	4,031,475	4,081,569	(50,094)
Expiring 10/02/13	Hong Kong & Shanghai Bank	EUR	662	896,113	895,592	521
Expiring 10/02/13	UBS AG	EUR	46,785	62,609,467	63,293,230	(683,763)
Expiring 10/02/13	UBS AG	EUR	659	877,168	891,533	(14,365)
Expiring 10/07/13	Goldman Sachs & Co.	EUR	751	1,016,204	1,016,008	196
Expiring 11/04/13	Barclays Capital Group	EUR	7,185	9,685,344	9,721,085	(35,741)
Expiring 11/04/13	Goldman Sachs & Co.	EUR	41,146	55,684,172	55,669,788	14,384
Expiring 11/04/13	JPMorgan Chase	EUR	5,961	8,039,082	8,065,051	(25,969)
Expiring 11/04/13	JPMorgan Chase	EUR	513	692,464	694,073	(1,609)
Expiring 11/04/13	Royal Bank of Canada	EUR	5,778	7,823,990	7,817,458	6,532
Expiring 11/04/13	UBS AG	EUR	37,860	51,057,906	51,222,915	(165,009)
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	162	212,683	219,638	(6,955)
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	125	163,171	169,559	(6,388)
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	115	151,916	154,925	(3,009)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	75	$98,431	$101,416	$(2,985)
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	64	83,275	86,208	(2,933)
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	23	30,433	31,556	(1,123)
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	4	5,339	5,488	(149)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	91	116,762	122,584	(5,822)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	89	115,592	119,693	(4,101)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	88	115,325	119,678	(4,353)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	81	105,997	110,101	(4,104)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	80	101,726	107,589	(5,863)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	73	95,111	98,963	(3,852)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	66	85,807	88,624	(2,817)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	63	83,730	84,940	(1,210)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	62	81,700	84,145	(2,445)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	36	48,488	49,235	(747)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	36	46,031	48,350	(2,319)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	29	39,118	39,638	(520)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	23	29,752	30,653	(901)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	22	28,695	29,549	(854)
Expiring 12/17/13	Barclays Capital Group	EUR	293	396,797	396,466	331
Expiring 12/17/13	Barclays Capital Group	EUR	92	124,035	124,488	(453)
Expiring 12/17/13	Citigroup Global Markets	EUR	5,471	7,259,399	7,402,957	(143,558)
Expiring 12/17/13	Morgan Stanley	EUR	303	404,561	409,997	(5,436)
Expiring 12/18/13	Barclays Capital Group	EUR	5,125	6,915,071	6,934,805	(19,734)
Expiring 12/18/13	Barclays Capital Group	EUR	2,561	3,423,851	3,465,470	(41,619)
Expiring 12/18/13	Barclays Capital Group	EUR	2,418	3,263,159	3,272,471	(9,312)
Expiring 12/18/13	Morgan Stanley	EUR	6,203	8,283,757	8,393,071	(109,314)
Expiring 12/18/13	Morgan Stanley	EUR	2,477	3,353,146	3,352,285	861
Expiring 12/18/13	Morgan Stanley	EUR	2,461	3,331,069	3,330,288	781
Expiring 12/18/13	Morgan Stanley	EUR	437	591,313	591,174	139
Expiring 12/18/13	Royal Bank of Scotland Group PLC	EUR	554	731,220	749,616	(18,396)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	EUR	164	220,820	221,498	(678)
Expiring 12/18/13	UBS AG	EUR	1,998	2,699,480	2,703,161	(3,681)
Expiring 12/18/13	UBS AG	EUR	193	260,749	261,125	(376)
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	568	757,144	768,869	(11,725)
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	58	76,746	77,871	(1,125)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	54	$71,491	$73,182	$(1,691)
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	22	29,138	29,845	(707)
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	19	25,395	26,186	(791)
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	19	24,822	25,500	(678)
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	17	21,879	22,412	(533)
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	12	15,613	15,780	(167)
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	8	10,859	11,092	(233)
Expiring 01/08/14	Royal Bank of Scotland Group PLC	EUR	1	1,804	1,830	(26)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	103	137,117	139,035	(1,918)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	51	68,143	69,518	(1,375)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	48	63,601	64,501	(900)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	40	53,871	54,665	(794)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	39	52,666	53,226	(560)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	37	48,630	49,672	(1,042)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	26	33,910	34,596	(686)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	23	30,162	30,893	(731)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	22	28,490	29,376	(886)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	17	22,605	23,046	(441)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	13	16,812	17,054	(242)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	7	8,585	8,793	(208)
Expiring 03/21/14	Royal Bank of Scotland Group PLC	EUR	1	1,464	1,504	(40)
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	3	3,467	3,554	(87)
Expiring 06/09/14	Royal Bank of Scotland Group PLC	EUR	83	106,002	111,703	(5,701)
Expiring 06/27/14	Royal Bank of Scotland Group PLC	EUR	18	23,062	23,898	(836)
Expiring 06/27/14	Royal Bank of Scotland Group PLC	EUR	14	18,784	19,465	(681)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	118	158,174	159,372	(1,198)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,476	3,562	(86)
Expiring 06/09/15	Royal Bank of Scotland Group PLC	EUR	83	106,332	112,011	(5,679)
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	44,624	47,251	(2,627)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	$3,486	$3,587	$(101)
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,624	(123)
Indian Rupee,
Expiring 10/17/13	Barclays Capital Group	INR	2,580	43,000	40,987	2,013
Expiring 10/17/13	Barclays Capital Group	INR	2,364	38,000	37,561	439
Expiring 10/17/13	Barclays Capital Group	INR	1,816	30,000	28,853	1,147
Expiring 10/17/13	Citigroup Global Markets	INR	16,436	271,000	261,103	9,897
Expiring 10/17/13	Deutsche Bank AG	INR	8,842	146,000	140,465	5,535
Expiring 10/17/13	Deutsche Bank AG	INR	8,041	133,000	127,746	5,254
Expiring 10/17/13	Deutsche Bank AG	INR	6,703	110,000	106,494	3,506
Expiring 10/17/13	Deutsche Bank AG	INR	3,625	60,000	57,582	2,418
Expiring 10/17/13	Deutsche Bank AG	INR	2,143	35,000	34,046	954
Expiring 10/17/13	Deutsche Bank AG	INR	1,814	30,000	28,810	1,190
Expiring 10/17/13	JPMorgan Chase	INR	11,524	190,000	183,068	6,932
Indonesian Rupiah,
Expiring 10/17/13	Citigroup Global Markets	IDR	3,856,875	360,000	328,967	31,033
Expiring 10/17/13	JPMorgan Chase	IDR	3,487,350	335,000	300,161	34,839
Japanese Yen,
Expiring 10/04/13	Westpac Banking Corp.	JPY	3,347	34,000	34,049	(49)
Expiring 10/17/13	Barclays Capital Group	JPY	119,900	1,207,745	1,219,928	(12,183)
Expiring 10/17/13	Deutsche Bank AG	JPY	242,200	2,439,024	2,464,276	(25,252)
Expiring 10/17/13	Goldman Sachs & Co.	JPY	43,100	436,292	438,523	(2,231)
Expiring 10/17/13	Hong Kong & Shanghai Bank	JPY	236,177	2,384,834	2,402,995	(18,161)
Expiring 10/17/13	Hong Kong & Shanghai Bank	JPY	79,159	795,061	805,407	(10,346)
Expiring 10/17/13	Hong Kong & Shanghai Bank	JPY	25,964	260,863	264,172	(3,309)
Expiring 10/17/13	Westpac Banking Corp.	JPY	3,600	36,383	36,628	(245)
Expiring 12/18/13	Barclays Capital Group	JPY	23,426	234,019	238,455	(4,436)
Expiring 12/18/13	Morgan Stanley	JPY	412,037	4,109,190	4,194,174	(84,984)
Expiring 12/18/13	Morgan Stanley	JPY	221,030	2,204,307	2,249,895	(45,588)
Expiring 12/18/13	Morgan Stanley	JPY	169,492	1,693,181	1,725,275	(32,094)
Expiring 12/18/13	UBS AG	JPY	3,312,500	33,326,961	33,718,358	(391,397)
Expiring 12/18/13	UBS AG	JPY	212,500	2,144,626	2,163,065	(18,439)
Expiring 12/18/13	UBS AG	JPY	212,500	2,124,505	2,163,064	(38,559)
Mexican Peso,
Expiring 10/03/13	JPMorgan Chase	MXN	85,408	6,886,929	6,523,135	363,794
Expiring 10/03/13	Morgan Stanley	MXN	102,944	8,211,186	7,862,416	348,770
Expiring 10/17/13	Credit Suisse First Boston Corp.	MXN	135,485	10,888,483	10,334,452	554,031
Expiring 10/17/13	Hong Kong & Shanghai Bank	MXN	45,192	3,664,990	3,447,141	217,849
Expiring 11/14/13	UBS AG	MXN	11,788	942,252	897,029	45,223
Expiring 12/11/13	Goldman Sachs & Co.	MXN	25,483	1,880,865	1,935,254	(54,389)
Expiring 12/17/13	Citigroup Global Markets	MXN	10,022	759,782	760,714	(932)
Expiring 12/17/13	Credit Suisse First Boston Corp.	MXN	9,307	731,000	706,442	24,558
Expiring 12/17/13	Credit Suisse First Boston Corp.	MXN	8,578	648,000	651,157	(3,157)
Expiring 12/17/13	Credit Suisse First Boston Corp.	MXN	7,976	625,500	605,448	20,052
Expiring 12/17/13	Goldman Sachs & Co.	MXN	9,648	739,000	732,391	6,609
Expiring 12/17/13	Hong Kong & Shanghai Bank	MXN	6,138	481,000	465,945	15,055
Expiring 12/17/13	Hong Kong & Shanghai Bank	MXN	5,371	411,000	407,714	3,286
Expiring 12/17/13	JPMorgan Chase	MXN	26,287	1,982,696	1,995,378	(12,682)
Expiring 12/17/13	JPMorgan Chase	MXN	10,033	760,873	761,617	(744)
Expiring 12/17/13	JPMorgan Chase	MXN	9,692	731,007	735,683	(4,676)
Expiring 12/17/13	JPMorgan Chase	MXN	7,980	625,500	605,733	19,767
Expiring 12/17/13	Morgan Stanley	MXN	12,042	910,000	914,053	(4,053)
Expiring 12/17/13	Royal Bank of Canada	MXN	20,466	1,546,000	1,553,532	(7,532)
Expiring 12/17/13	Royal Bank of Canada	MXN	4,707	356,000	357,270	(1,270)
Expiring 03/06/14	Goldman Sachs & Co.	MXN	67,602	5,010,153	5,100,168	(90,015)
Expiring 03/20/14	Goldman Sachs & Co.	MXN	294,565	22,448,138	22,199,033	249,105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 04/03/14	Hong Kong & Shanghai Bank	MXN	48,673	$3,741,481	$3,664,076	$77,405
Expiring 04/03/14	Hong Kong & Shanghai Bank	MXN	25,309	1,956,545	1,905,242	51,303
New Zealand Dollar,
Expiring 10/02/13	Goldman Sachs & Co.	NZD	16,223	12,554,704	13,472,019	(917,315)
Expiring 10/02/13	Hong Kong & Shanghai Bank	NZD	372	294,881	308,919	(14,038)
Expiring 10/04/13	UBS AG	NZD	126	103,997	104,618	(621)
Expiring 11/04/13	Hong Kong & Shanghai Bank	NZD	15,468	12,776,723	12,814,199	(37,476)
Expiring 11/04/13	Hong Kong & Shanghai Bank	NZD	370	305,624	306,520	(896)
Expiring 12/18/13	Barclays Capital Group	NZD	9,703	7,778,345	8,014,277	(235,932)
Expiring 12/18/13	Barclays Capital Group	NZD	6,225	5,092,695	5,141,657	(48,962)
Expiring 12/18/13	Barclays Capital Group	NZD	4,977	3,989,878	4,110,899	(121,021)
Expiring 12/18/13	Barclays Capital Group	NZD	1,182	966,636	975,929	(9,293)
Expiring 12/18/13	Morgan Stanley	NZD	34,798	27,800,163	28,741,274	(941,111)
Expiring 12/18/13	Morgan Stanley	NZD	19,220	15,370,819	15,875,068	(504,249)
Expiring 12/18/13	Morgan Stanley	NZD	16,253	12,984,511	13,424,072	(439,561)
Expiring 12/18/13	Morgan Stanley	NZD	4,893	3,913,040	4,041,410	(128,370)
Norwegian Krone,
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	91	15,675	15,166	509
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	38	6,548	6,319	229
Expiring 11/18/13	Royal Bank of Scotland Group PLC	NOK	98	16,657	16,246	411
Expiring 12/11/13	Royal Bank of Scotland Group PLC	NOK	137	22,134	22,720	(586)
Expiring 12/18/13	Barclays Capital Group	NOK	104,670	17,592,054	17,354,521	237,533
Expiring 12/18/13	Barclays Capital Group	NOK	45,657	7,574,242	7,569,964	4,278
Expiring 12/18/13	Barclays Capital Group	NOK	34,246	5,755,789	5,678,073	77,716
Expiring 12/18/13	Barclays Capital Group	NOK	18,708	3,103,513	3,101,760	1,753
Expiring 12/18/13	Royal Bank of Scotland Group PLC	NOK	3,000	512,321	497,405	14,916
Expiring 12/18/13	Royal Bank of Scotland Group PLC	NOK	2,500	429,435	414,504	14,931
Expiring 12/27/13	Royal Bank of Scotland Group PLC	NOK	46	7,357	7,542	(185)
Expiring 03/27/14	Royal Bank of Scotland Group PLC	NOK	45	7,252	7,434	(182)
Expiring 05/19/14	Royal Bank of Scotland Group PLC	NOK	98	16,576	16,135	441
Expiring 06/11/14	Royal Bank of Scotland Group PLC	NOK	136	21,855	22,441	(586)
Expiring 06/27/14	Royal Bank of Scotland Group PLC	NOK	46	7,388	7,572	(184)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,359	7,545	(186)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,252	7,463	(211)
Expiring 11/18/14	Royal Bank of Scotland Group PLC	NOK	1,718	286,168	281,208	4,960
Expiring 12/11/14	Royal Bank of Scotland Group PLC	NOK	137	21,823	22,405	(582)
Expiring 03/27/15	Royal Bank of Scotland Group PLC	NOK	45	7,147	7,329	(182)
Expiring 06/11/15	Royal Bank of Scotland Group PLC	NOK	2,636	416,811	428,037	(11,226)
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	244,582	250,839	(6,257)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (cont’d.),
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	$429,859	$408,527	$21,332
Russian Ruble,
Expiring 10/07/13	Barclays Capital Group	RUB	3,668	110,000	113,071	(3,071)
Expiring 10/07/13	Citigroup Global Markets	RUB	1,105	34,701	34,047	654
Expiring 10/07/13	Deutsche Bank AG	RUB	1,636	50,000	50,421	(421)
Expiring 10/07/13	Hong Kong & Shanghai Bank	RUB	5,019	150,000	154,720	(4,720)
Singapore Dollar,
Expiring 12/18/13	Morgan Stanley	SGD	27,085	21,327,596	21,590,956	(263,360)
Expiring 12/18/13	Morgan Stanley	SGD	20,835	16,412,356	16,608,741	(196,385)
Expiring 12/18/13	Morgan Stanley	SGD	12,542	9,879,768	9,997,986	(118,218)
Expiring 12/18/13	Morgan Stanley	SGD	7,294	5,743,386	5,814,307	(70,921)
South African Rand,
Expiring 10/09/13	Hong Kong & Shanghai Bank	ZAR	4,718	470,174	469,244	930
Expiring 10/09/13	UBS AG	ZAR	2,161	215,384	214,958	426
Expiring 12/09/13	Deutsche Bank AG	ZAR	2,161	218,126	213,021	5,105
Expiring 01/15/14	Deutsche Bank AG	ZAR	400	40,939	39,233	1,706
Swedish Krona,
Expiring 11/14/13	Goldman Sachs & Co.	SEK	4,025	613,675	625,613	(11,938)
Expiring 11/14/13	Hong Kong & Shanghai Bank	SEK	11,230	1,720,915	1,745,499	(24,584)
Expiring 12/18/13	Barclays Capital Group	SEK	66,586	10,381,195	10,341,741	39,454
Expiring 12/18/13	Barclays Capital Group	SEK	54,237	8,247,959	8,423,664	(175,705)
Expiring 12/18/13	Barclays Capital Group	SEK	14,486	2,267,285	2,249,917	17,368
Expiring 12/18/13	Morgan Stanley	SEK	160,286	24,364,203	24,894,581	(530,378)
Expiring 12/18/13	Morgan Stanley	SEK	123,560	18,790,235	19,190,520	(400,285)
Expiring 12/18/13	Morgan Stanley	SEK	45,808	6,963,083	7,114,661	(151,578)
Expiring 12/18/13	Morgan Stanley	SEK	21,079	3,314,094	3,273,789	40,305
Expiring 12/18/13	Morgan Stanley	SEK	13,383	2,098,245	2,078,597	19,648
Swiss Franc,
Expiring 11/14/13	Royal Bank of Canada	CHF	201	217,368	222,341	(4,973)
Expiring 12/18/13	Barclays Capital Group	CHF	18,750	20,089,234	20,747,112	(657,878)
Expiring 12/18/13	Barclays Capital Group	CHF	10,565	11,531,639	11,690,056	(158,417)
Expiring 12/18/13	Morgan Stanley	CHF	49,505	53,041,966	54,778,973	(1,737,007)
Expiring 12/18/13	Morgan Stanley	CHF	40,378	43,193,209	44,679,383	(1,486,174)
Expiring 12/18/13	Morgan Stanley	CHF	17,554	18,778,308	19,424,424	(646,116)
Expiring 12/18/13	Morgan Stanley	CHF	2,274	2,495,757	2,515,754	(19,997)
Expiring 12/18/13	UBS AG	CHF	3,625	3,872,834	4,011,176	(138,342)

				$1,188,997,308	$1,204,435,811	$(15,438,503)

(r)	Notional amount is less than $500 par.

Interest rate swap agreements outstanding at September 30, 2013:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	7,000	01/02/15	8.825%	Brazilian interbank lending rate(1)	$(581)	$21,799	$(22,380)	Hong Kong & Shanghai Bank
BRL	6,900	01/02/15	8.255%	Brazilian interbank lending rate(1)	(38,315)	6,355	(44,670)	Goldman Sachs & Co.
BRL	2,700	01/02/15	8.490%	Brazilian interbank lending rate(1)	(17,478)	—	(17,478)	Deutsche Bank AG

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	2,500	01/02/15	8.270%	Brazilian interbank lending rate(1)	$(19,501)	$(2,941)	$(16,560)	Morgan Stanley
BRL	100	01/02/15	8.150%	Brazilian interbank lending rate(1)	(841)	(174)	(667)	Goldman Sachs & Co.
BRL	1,400	01/02/17	8.220%	Brazilian interbank lending rate(1)	(40,149)	(61)	(40,088)	Morgan Stanley
BRL	1,300	01/02/17	11.470%	Brazilian interbank lending rate(1)	3,299	1,234	2,065	Hong Kong & Shanghai Bank
BRL	1,300	01/02/17	11.470%	Brazilian interbank lending rate(1)	3,299	2,055	1,244	Bank of America N.A.
EUR	1,000	09/01/17	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	36,079	—	36,079	BNP Paribas
EUR	100	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,173	95	3,078	Royal Bank of Scotland Group PLC
EUR	100	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,173	29	3,144	Citigroup Global Markets
EUR	600	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	20,061	6,977	13,084	Goldman Sachs & Co.
EUR	600	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	20,061	15,211	4,850	Bank of America N.A.
EUR	400	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,374	1,582	11,792	BNP Paribas
EUR	200	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	—	4,209	(4,209)	Deutsche Bank AG
EUR	100	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,343	1,496	1,847	Citigroup Global Markets

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	100	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$3,343	$147	$3,196	Credit Suisse First Boston Corp.
EUR	1,200	07/25/21	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,127	(1,415)	4,542	Bank of America N.A.
EUR	400	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	15,823	(3,384)	19,207	BNP Paribas
EUR	400	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	15,823	(3,604)	19,427	Royal Bank of Scotland Group PLC
MXN	3,700	12/08/15	6.590%	28 day Mexican interbank rate(1)	14,332	(1,859)	16,191	Morgan Stanley
MXN	17,300	06/11/18	5.000%	28 day Mexican interbank rate(1)	(11,689)	(22,095)	10,406	Hong Kong & Shanghai Bank
MXN	3,100	09/11/18	5.520%	28 day Mexican interbank rate(1)	2,124	101	2,023	Barclays Capital Group
MXN	1,700	09/11/18	5.510%	28 day Mexican interbank rate(1)	1,091	—	1,091	Bank of America N.A.
	800	02/12/17	2.415%	CPI Urban Consumers(2)	(17,297)	73	(17,370)	Goldman Sachs & Co.
	4,500	07/15/17	2.250%	CPI Urban Consumers(2)	(91,434)	6,982	(98,416)	Royal Bank of Scotland Group PLC
	1,300	07/15/17	2.250%	CPI Urban Consumers(2)	(26,414)	886	(27,300)	BNP Paribas
	2,700	07/15/22	2.500%	CPI Urban Consumers(2)	(40,098)	31,695	(71,793)	BNP Paribas
	200	07/15/22	2.500%	CPI Urban Consumers(2)	(2,970)	4,088	(7,058)	Deutsche Bank AG
	800	05/08/23	2.560%	CPI Urban Consumers(2)	(8,433)	—	(8,433)	Deutsche Bank AG

					$(153,675)	$69,481	$(223,156)

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
CAD	800	06/19/23	2.300%	3 month Canadian Banker’s Acceptance(1)	$13,416	$45,389	$31,973
EUR	500	03/19/15	0.750%	6 month LIBOR(1)	53	1,397	1,344
JPY	220,000	07/19/23	1.000%	6 month LIBOR(1)	—	37,116	37,116
JPY	390,000	09/18/23	1.000%	6 month LIBOR(1)	(29,286)	(53,676)	(24,390)
JPY	310,000	09/18/23	1.000%	6 month LIBOR(1)	94,062	44,385	(49,677)
JPY	2,150,000	06/19/33	1.500%	6 month LIBOR(1)	(29,582)	(389,995)	(360,413)
	5,700	06/19/17	0.750%	3 month LIBOR(1)	41,073	53,235	12,162
	4,800	03/20/18	1.400%	3 month LIBOR(1)	—	(14,629)	(14,629)
	16,400	06/19/23	2.000%	3 month LIBOR(1)	267,125	975,681	708,556

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
2,700	12/18/23	3.000%	3 month LIBOR(1)	$28,674	$34,403	$5,729
6,700	12/18/43	3.500%	3 month LIBOR(1)	314,239	255,296	(58,943)
600	12/18/43	3.500%	3 month LIBOR(1)	25,140	22,862	(2,278)

				$724,914	$1,011,464	$286,550

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
iTraxx Japan 19	06/20/18	1.000%	JPY	540,000	$42,915	$21,264	$21,651	Bank of America N.A.
iTraxx Japan 19	06/20/18	1.000%	JPY	250,000	19,868	8,580	11,288	Goldman Sachs & Co.
iTraxx Japan 19	06/20/18	1.000%	JPY	80,000	6,358	4,708	1,650	Deutsche Bank AG
iTraxx Japan 19	06/20/18	1.000%	JPY	30,000	2,384	1,108	1,276	Barclays Capital Group

					$71,525	$35,660	$35,865

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues – Sell Protection(1):
Australian Government	09/20/16	1.000%	1,400	0.225%	$33,135	$12,322	$20,813	Deutsche Bank AG
Japanese Government	06/20/18	1.000%	2,400	0.578%	46,386	40,405	5,981	Goldman Sachs & Co.
Japanese Government	06/20/18	1.000%	1,700	0.578%	32,857	30,716	2,141	Deutsche Bank AG
Japanese Government	06/20/18	1.000%	1,100	0.578%	21,260	18,217	3,043	Morgan Stanley
Japanese Government	06/20/18	1.000%	800	0.578%	15,462	12,668	2,794	Bank of America N.A.

					$149,100	$114,328	$34,772

The Portfolio entered into credit default swap agreements on credit indices and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Bank of America	06/20/18	700	1.000%	$(266)	$75,232	$(75,498)	Deutsche Bank AG
Embarq Corp.	06/20/16	1,200	1.000%	(1,066)	(8,808)	7,742	Deutsche Bank AG

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
Host Hotels & Resorts	12/20/15	675	1.000%	$(10,312)	$17,046	$(27,358)	Bank of America N.A.

				$(11,644)	$83,470	$(95,114)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX NA HY21 5Y Index	12/20/18	9,975	5.000%	$(436,406)	$(460,224)	$(23,818)
Dow Jones CDX NA HY21 5Y Index	12/20/18	4,000	5.000%	(175,000)	(184,551)	(9,551)
Dow Jones CDX NA HY21 5Y Index	12/20/18	3,375	5.000%	(147,656)	(155,715)	(8,059)
Dow Jones CDX NA HY21 5Y Index	12/20/18	2,450	5.000%	104,125	113,037	8,912
Dow Jones CDX NA HY21 5Y Index	12/20/18	1,950	5.000%	(85,313)	(89,969)	(4,656)
Dow Jones CDX NA HY21 5Y Index	12/20/18	825	5.000%	(35,063)	(38,064)	(3,001)
Dow Jones CDX NA HY21 5Y Index	12/20/18	625	5.000%	(26,563)	(28,836)	(2,273)
Dow Jones CDX NA HY21 5Y Index	12/20/18	350	5.000%	14,875	16,148	1,273
Dow Jones CDX NA HY21 5Y Index	12/20/18	50	5.000%	(2,125)	(2,307)	(182)

				$(789,126)	$(830,481)	$41,355)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#  Notional amount is shown in U.S. dollars unless otherwise stated.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013:

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Corp.	9,013	Pay fixed payments on the DJUBSTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +20 bps.	$—	$—	$—
Credit Suisse First Boston Corp.	21,182	Pay fixed payments on the HTUSDVYY Index and receive variable payments based on the 1 Month LIBOR +55 bps.	—	—	—
Credit Suisse First Boston Corp.	18,380	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 1 Month LIBOR +43 bps.	—	—	—
Deutsche Bank AG	—(r)	Pay or receive amounts based on market value fluctuation of 3D Systems Corp.	(7)	—	(7)
Deutsche Bank AG	9	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	12,292	—	12,292
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	(13,059)	—	(13,059)
Deutsche Bank AG	68	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	(103,471)	—	(103,471)
Deutsche Bank AG	400	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	166,071	—	166,071
Deutsche Bank AG	48	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	(74,743)	—	(74,743)
Deutsche Bank AG	325	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	67,640	—	67,640
Deutsche Bank AG	11	Pay or receive amounts based on market value fluctuation of Alliance One International, Inc.	11,211	—	11,211
Deutsche Bank AG	403	Pay or receive amounts based on market value fluctuation of Alliance One International, Inc.	(8,400)	—	(8,400)
Deutsche Bank AG	53	Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	(311,534)	—	(311,534)
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	199,821	—	199,821
Deutsche Bank AG	340	Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	217,994	—	217,994
Deutsche Bank AG	400	Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	54	—	54
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	363	—	363

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of ArcelorMittal	$8,261	$—	$8,261
Deutsche Bank AG	—(r)	Pay or receive amounts based on market value fluctuation of ArcelorMittal	85	—	85
Deutsche Bank AG	13	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	4,424	—	4,424
Deutsche Bank AG	825	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(3,481)	—	(3,481)
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(314)	—	(314)
Deutsche Bank AG	13	Pay or receive amounts based on market value fluctuation of AuRico Gold, Inc.	12,516	—	12,516
Deutsche Bank AG	28	Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	(71,574)	—	(71,574)
Deutsche Bank AG	840	Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	99,936	—	99,936
Deutsche Bank AG	585	Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	24,996	—	24,996
Deutsche Bank AG	54	Pay or receive amounts based on market value fluctuation of Avis Budget Group, Inc.	(24,235)	—	(24,235)
Deutsche Bank AG	945	Pay or receive amounts based on market value fluctuation of Avis Budget Group, Inc.	38,391	—	38,391
Deutsche Bank AG	425	Pay or receive amounts based on market value fluctuation of BGC Partners, Inc.	17,601	—	17,601
Deutsche Bank AG	12	Pay or receive amounts based on market value fluctuation of BGC Partners, Inc.	3,344	—	3,344
Deutsche Bank AG	1,689	Pay or receive amounts based on market value fluctuation of BioMed Realty LP	(178,699)	—	(178,699)
Deutsche Bank AG	59	Pay or receive amounts based on market value fluctuation of BioMed Realty LP	129,176	—	129,176
Deutsche Bank AG	—(r)	Pay or receive amounts based on market value fluctuation of Blackrock Kelso Capital Corp.	(10)	—	(10)
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(18,249)	—	(18,249)
Deutsche Bank AG	275	Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	19,586	—	19,586
Deutsche Bank AG	24	Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	(18,460)	—	(18,460)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	250	Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	$22,500	$—	$22,500
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	3,339	—	3,339
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	(12,842)	—	(12,842)
Deutsche Bank AG	275	Pay or receive amounts based on market value fluctuation of Cenveo, Inc.	36,662	—	36,662
Deutsche Bank AG	49	Pay or receive amounts based on market value fluctuation of Cenveo, Inc.	(32,421)	—	(32,421)
Deutsche Bank AG	64	Pay or receive amounts based on market value fluctuation of Ciena Corp.	(506,505)	—	(506,505)
Deutsche Bank AG	365	Pay or receive amounts based on market value fluctuation of Ciena Corp.	90,298	—	90,298
Deutsche Bank AG	1,560	Pay or receive amounts based on market value fluctuation of Ciena Corp.	500,063	—	500,063
Deutsche Bank AG	17	Pay or receive amounts based on market value fluctuation of Cobalt International Energy, Inc.	54,454	—	54,454
Deutsche Bank AG	850	Pay or receive amounts based on market value fluctuation of Cobalt International Energy, Inc.	(44,093)	—	(44,093)
Deutsche Bank AG	73	Pay or receive amounts based on market value fluctuation of Convergys Corp.	(113,228)	—	(113,228)
Deutsche Bank AG	950	Pay or receive amounts based on market value fluctuation of Convergys Corp.	105,727	—	105,727
Deutsche Bank AG	575	Pay or receive amounts based on market value fluctuation of DDR Corp.	(29,262)	—	(29,262)
Deutsche Bank AG	23	Pay or receive amounts based on market value fluctuation of DDR Corp.	30,513	—	30,513
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of DFC Global Corp.	(11,937)	—	(11,937)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of DFC Global Corp.	5,841	—	5,841
Deutsche Bank AG	1,500	Pay or receive amounts based on market value fluctuation of Digital Angel Corp.	1,564,412	—	1,564,412
Deutsche Bank AG	32	Pay or receive amounts based on market value fluctuation of Digital Angel Corp.	(1,563,505)	—	(1,563,505)
Deutsche Bank AG	58	Pay or receive amounts based on market value fluctuation of DR Horton, Inc.	209,624	—	209,624

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	825	Pay or receive amounts based on market value fluctuation of DR Horton, Inc.	$(296,956)	$—	$(296,956)
Deutsche Bank AG	6	Pay or receive amounts based on market value fluctuation of Electronic Arts, Inc.	(6,705)	—	(6,705)
Deutsche Bank AG	350	Pay or receive amounts based on market value fluctuation of Electronic Arts, Inc.	17,045	—	17,045
Deutsche Bank AG	12	Pay or receive amounts based on market value fluctuation of Energy XXI (Bermuda) Ltd.	(38,147)	—	(38,147)
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Energy XXI (Bermuda) Ltd.	21,328	—	21,328
Deutsche Bank AG	27	Pay or receive amounts based on market value fluctuation of Equinix, Inc.	823,920	—	823,920
Deutsche Bank AG	2,325	Pay or receive amounts based on market value fluctuation of Equinix, Inc.	(875,615)	—	(875,615)
Deutsche Bank AG	93	Pay or receive amounts based on market value fluctuation of Exelixis, Inc.	(101,981)	—	(101,981)
Deutsche Bank AG	575	Pay or receive amounts based on market value fluctuation of Exelixis, Inc.	101,949	—	101,949
Deutsche Bank AG	500	Pay or receive amounts based on market value fluctuation of Exterran Holdings, Inc.	(7,793)	—	(7,793)
Deutsche Bank AG	18	Pay or receive amounts based on market value fluctuation of Exterran Holdings, Inc.	(239)	—	(239)
Deutsche Bank AG	50	Pay or receive amounts based on market value fluctuation of GenCorp, Inc.	(99,290)	—	(99,290)
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of GenCorp, Inc.	114,614	—	114,614
Deutsche Bank AG	49	Pay or receive amounts based on market value fluctuation of General Cable Corp.	214,686	—	214,686
Deutsche Bank AG	2,075	Pay or receive amounts based on market value fluctuation of General Cable Corp.	(217,622)	—	(217,622)
Deutsche Bank AG	30	Pay or receive amounts based on market value fluctuation of General Motors Co.	67,288	—	67,288
Deutsche Bank AG	26	Pay or receive amounts based on market value fluctuation of General Motors Co.	17,363	—	17,363
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Genesee & Wyoming, Inc.	(3,593)	—	(3,593)
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of Genesee & Wyoming, Inc.	(383)	—	(383)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,625	Pay or receive amounts based on market value fluctuation of Gilead Sciences, Inc.	$979,877	$—	$979,877
Deutsche Bank AG	71	Pay or receive amounts based on market value fluctuation of Gilead Sciences, Inc.	(951,052)	—	(951,052)
Deutsche Bank AG	23	Pay or receive amounts based on market value fluctuation of Green Plains Renewable Energy, Inc.	(47,315)	—	(47,315)
Deutsche Bank AG	525	Pay or receive amounts based on market value fluctuation of Green Plains Renewable Energy, Inc.	107,707	—	107,707
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.	205,781	—	205,781
Deutsche Bank AG	41	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.	(161,814)	—	(161,814)
Deutsche Bank AG	925	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	(60,703)	—	(60,703)
Deutsche Bank AG	15	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	54,183	—	54,183
Deutsche Bank AG	—(r)	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings, Inc.	873	—	873
Deutsche Bank AG	22	Pay or receive amounts based on market value fluctuation of Hilltop Holdings, Inc.	(39,142)	—	(39,142)
Deutsche Bank AG	475	Pay or receive amounts based on market value fluctuation of Hilltop Holdings, Inc.	52,292	—	52,292
Deutsche Bank AG	17	Pay or receive amounts based on market value fluctuation of Hornbeck Offshore Services, Inc.	(24,376)	—	(24,376)
Deutsche Bank AG	825	Pay or receive amounts based on market value fluctuation of Hornbeck Offshore Services, Inc.	44,755	—	44,755
Deutsche Bank AG	1,331	Pay or receive amounts based on market value fluctuation of Host Hotels & Resorts, Inc.	18,699	—	18,699
Deutsche Bank AG	84	Pay or receive amounts based on market value fluctuation of Host Hotels & Resorts, Inc.	10,972	—	10,972
Deutsche Bank AG	102	Pay or receive amounts based on market value fluctuation of Invensys PLC	33,557	—	33,557
Deutsche Bank AG	350	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	28,028	—	28,028
Deutsche Bank AG	21	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	(16,641)	—	(16,641)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of JetBlue Airways Corp.	1,004	—	1,004

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	16	Pay or receive amounts based on market value fluctuation of Kaman Corp.	$(37,480)	$—	$(37,480)
Deutsche Bank AG	750	Pay or receive amounts based on market value fluctuation of Kaman Corp.	19,520	—	19,520
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(59,722)	—	(59,722)
Deutsche Bank AG	27	Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	31,223	—	31,223
Deutsche Bank AG	1,075	Pay or receive amounts based on market value fluctuation of Kilroy Realty Corp.	(45,899)	—	(45,899)
Deutsche Bank AG	28	Pay or receive amounts based on market value fluctuation of Kilroy Realty Corp.	68,783	—	68,783
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of L-3 Communications Holdings, Inc.	(22,634)	—	(22,634)
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of L-3 Communications Holdings, Inc.	29,052	—	29,052
Deutsche Bank AG	3,475	Pay or receive amounts based on market value fluctuation of Lennar Corp.	(823,176)	—	(823,176)
Deutsche Bank AG	2,025	Pay or receive amounts based on market value fluctuation of Lennar Corp.	(386,691)	—	(386,691)
Deutsche Bank AG	211	Pay or receive amounts based on market value fluctuation of Lennar Corp. (Class A Shares)	827,842	—	827,842
Deutsche Bank AG	2,425	Pay or receive amounts based on market value fluctuation of Level 3 Communications, Inc.	513,797	—	513,797
Deutsche Bank AG	88	Pay or receive amounts based on market value fluctuation of Level 3 Communications, Inc.	(231,559)	—	(231,559)
Deutsche Bank AG	64	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	42,639	—	42,639
Deutsche Bank AG	500	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	(35,829)	—	(35,829)
Deutsche Bank AG	—(r)	Pay or receive amounts based on market value fluctuation of Liberty Global, Inc.	(4)	—	(4)
Deutsche Bank AG	380	Pay or receive amounts based on market value fluctuation of MannKind Corp.	83,778	—	83,778
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(15,126)	—	(15,126)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	7,429	—	7,429

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	$101,413	$—	$101,413
Deutsche Bank AG	54	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	(93,893)	—	(93,893)
Deutsche Bank AG	275	Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	(28,823)	—	(28,823)
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	22,527	—	22,527
Deutsche Bank AG	52	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(173,139)	—	(173,139)
Deutsche Bank AG	1,425	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	211,107	—	211,107
Deutsche Bank AG	98	Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	(340,134)	—	(340,134)
Deutsche Bank AG	1,150	Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	213,970	—	213,970
Deutsche Bank AG	550	Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	275,298	—	275,298
Deutsche Bank AG	—(r)	Pay or receive amounts based on market value fluctuation of Navistar International Corp.	(614)	—	(614)
Deutsche Bank AG	50	Pay or receive amounts based on market value fluctuation of Navistar International Corp.	68	—	68
Deutsche Bank AG	32	Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	25,808	—	25,808
Deutsche Bank AG	15	Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	(11,084)	—	(11,084)
Deutsche Bank AG	400	Pay or receive amounts based on market value fluctuation of Northgate Minerals Corp.	(25,500)	—	(25,500)
Deutsche Bank AG	41	Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance Corp.	4,385	—	4,385
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance Corp.	3,994	—	3,994
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	(22,646)	—	(22,646)
Deutsche Bank AG	188	Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	6,787	—	6,787
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Outerwall, Inc.	(177,310)	—	(177,310)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	19	Pay or receive amounts based on market value fluctuation of Outerwall, Inc.	$149,953	$—	$149,953
Deutsche Bank AG	475	Pay or receive amounts based on market value fluctuation of PDL BioPharma, Inc.	67,057	—	67,057
Deutsche Bank AG	79	Pay or receive amounts based on market value fluctuation of PDL BioPharma, Inc.	(41,034)	—	(41,034)
Deutsche Bank AG	500	Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(130,000)	—	(130,000)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of priceline.com, Inc.	(850,290)	—	(850,290)
Deutsche Bank AG	850	Pay or receive amounts based on market value fluctuation of priceline.com, Inc.	883,939	—	883,939
Deutsche Bank AG	74	Pay or receive amounts based on market value fluctuation of Quantum Corp.	(2,667)	—	(2,667)
Deutsche Bank AG	150	Pay or receive amounts based on market value fluctuation of Quantum Corp.	15,018	—	15,018
Deutsche Bank AG	1,425	Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	284,839	—	284,839
Deutsche Bank AG	178	Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	(396,922)	—	(396,922)
Deutsche Bank AG	900	Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	124,377	—	124,377
Deutsche Bank AG	22	Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	(2,790,634)	—	(2,790,634)
Deutsche Bank AG	1,850	Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	2,914,907	—	2,914,907
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Regis Corp.	(176,902)	—	(176,902)
Deutsche Bank AG	34	Pay or receive amounts based on market value fluctuation of Regis Corp.	88,216	—	88,216
Deutsche Bank AG	10	Pay or receive amounts based on market value fluctuation of RTI International Metals, Inc.	(3,798)	—	(3,798)
Deutsche Bank AG	185	Pay or receive amounts based on market value fluctuation of Saks, Inc.	(166,693)	—	(166,693)
Deutsche Bank AG	1,025	Pay or receive amounts based on market value fluctuation of Saks, Inc.	176,959	—	176,959
Deutsche Bank AG	4	Pay or receive amounts based on market value fluctuation of Salesforce.com, Inc.	3,112	—	3,112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	475	Pay or receive amounts based on market value fluctuation of Salesforce.com, Inc.	$34,141	$—	$34,141
Deutsche Bank AG	42	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(258,735)	—	(258,735)
Deutsche Bank AG	20	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	225,437	—	225,437
Deutsche Bank AG	187	Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	271,642	—	271,642
Deutsche Bank AG	1,350	Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	(199,969)	—	(199,969)
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.	(500)	—	(500)
Deutsche Bank AG	—(r)	Pay or receive amounts based on market value fluctuation of Sirius XM Radio, Inc.	7	—	7
Deutsche Bank AG	16	Pay or receive amounts based on market value fluctuation of SL Green Realty Corp.	(16,663)	—	(16,663)
Deutsche Bank AG	1,875	Pay or receive amounts based on market value fluctuation of SL Green Realty Corp.	61,129	—	61,129
Deutsche Bank AG	325	Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	(4,368)	—	(4,368)
Deutsche Bank AG	29	Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	5,892	—	5,892
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Sterlite Industries (India) Ltd.	11,831	—	11,831
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of Sterlite Industries (India) Ltd.	304	—	304
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of Stewart Information Services Corp.	323,175	—	323,175
Deutsche Bank AG	48	Pay or receive amounts based on market value fluctuation of Stewart Information Services Corp.	(307,302)	—	(307,302)
Deutsche Bank AG	125	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	(17,428)	—	(17,428)
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	11,642	—	11,642
Deutsche Bank AG	10	Pay or receive amounts based on market value fluctuation of SunPower Corp.	(20,634)	—	(20,634)
Deutsche Bank AG	350	Pay or receive amounts based on market value fluctuation of SunPower Corp.	28,051	—	28,051

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of SunPower Corp.	$14,186	$—	$14,186
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Swift Mandatory Common Exchange Security Trust	23,079	—	23,079
Deutsche Bank AG	5	Pay or receive amounts based on market value fluctuation of Swift Transportation Co.	(21,696)	—	(21,696)
Deutsche Bank AG	—(r)	Pay or receive amounts based on market value fluctuation of Take-Two Interactive Software, Inc.	(81)	—	(81)
Deutsche Bank AG	137	Pay or receive amounts based on market value fluctuation of Terex Corp.	(60,699)	—	(60,699)
Deutsche Bank AG	2,325	Pay or receive amounts based on market value fluctuation of Terex Corp.	(95,422)	—	(95,422)
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of The Medicines Co.	(542)	—	(542)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of The Medicines Co.	(472)	—	(472)
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Theravance, Inc.	(107,632)	—	(107,632)
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Theravance, Inc.	106,026	—	106,026
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of Thompson Creek Metals, Inc.	(12,307)	—	(12,307)
Deutsche Bank AG	12	Pay or receive amounts based on market value fluctuation of TICC Capital Corp.	302	—	302
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of TICC Capital Corp.	26,688	—	26,688
Deutsche Bank AG	175	Pay or receive amounts based on market value fluctuation of Titan Machinery, Inc.	(18,600)	—	(18,600)
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Titan Machinery, Inc.	11,153	—	11,153
Deutsche Bank AG	700	Pay or receive amounts based on market value fluctuation of TRW Automotive Corp.	353,792	—	353,792
Deutsche Bank AG	22	Pay or receive amounts based on market value fluctuation of TRW Automotive Corp.	(351,573)	—	(351,573)
Deutsche Bank AG	219	Pay or receive amounts based on market value fluctuation of Tui Travel PLC	(93,855)	—	(93,855)
Deutsche Bank AG	46	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	120,939	—	120,939

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,275	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	$(154,787)	$—	$(154,787)
Deutsche Bank AG	63	Pay or receive amounts based on market value fluctuation of United Rentals, Inc.	(207,787)	—	(207,787)
Deutsche Bank AG	700	Pay or receive amounts based on market value fluctuation of United Rentals, Inc.	205,263	—	205,263
Deutsche Bank AG	525	Pay or receive amounts based on market value fluctuation of United States Steel Corp.	(3,880)	—	(3,880)
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of United States Steel Corp.	(845)	—	(845)
Deutsche Bank AG	750	Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	(1,199)	—	(1,199)
Deutsche Bank AG	168	Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	5,474	—	5,474
Deutsche Bank AG	63	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	(25,853)	—	(25,853)
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	21,664	—	21,664
Deutsche Bank AG	775	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	36,753	—	36,753
Deutsche Bank AG	2,350	Pay or receive amounts based on market value fluctuation of VeriSign, Inc.	193,348	—	193,348
Deutsche Bank AG	62	Pay or receive amounts based on market value fluctuation of VeriSign, Inc.	(222,525)	—	(222,525)
Deutsche Bank AG	14	Pay or receive amounts based on market value fluctuation of ViroPharma, Inc.	(176,307)	—	(176,307)
Deutsche Bank AG	275	Pay or receive amounts based on market value fluctuation of ViroPharma, Inc.	175,040	—	175,040
Deutsche Bank AG	76	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	50,580	—	50,580
Deutsche Bank AG	1,125	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(71,982)	—	(71,982)
Deutsche Bank AG	24	Pay or receive amounts based on market value fluctuation of Web.Com Group, Inc.	(40,799)	—	(40,799)
Deutsche Bank AG	425	Pay or receive amounts based on market value fluctuation of Western Refining, Inc.	(210,867)	—	(210,867)
Deutsche Bank AG	44	Pay or receive amounts based on market value fluctuation of Western Refining, Inc.	233,829	—	233,829

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	42	Pay or receive amounts based on market value fluctuation of Wintrust Finacial Corp.	$(4,160)	$—	$(4,160)
Deutsche Bank AG	1,650	Pay or receive amounts based on market value fluctuation of Xilinx, Inc.	450,873	—	450,873
Deutsche Bank AG	54	Pay or receive amounts based on market value fluctuation of Xilinx, Inc.	(385,833)	—	(385,833)
Deutsche Bank AG	21	Pay or receive amounts based on market value fluctuation of ZaZa Energy Corp.	13,977	—	13,977
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of ZaZa Energy Corp.	(74,006)	—	(74,006)

			$438,223	$—	$438,223

(r) Notional amount is less than $ 500 par.

# Notional amount is shown in U.S. dollars unless otherwise stated.

(1) Credit Suisse First Boston Corp. total return swaps have a termination date of 1/08/14.

(2) Deutsche Bank AG positions have a termination date of 3/26/14. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,637,011,854	$—	$—
Common Stocks	591,172,778	131,722,612	79,501
Exchange Traded Funds	170,584,939	—	—
Preferred Stocks	4,786,264	—	2,225,492
Rights	486,975	3	—
Unaffiliated Mutual Funds	131,198,333	—	—
Warrants	2,330,087	12,234	230,596
Asset-Backed Securities	—	16,007,383	—
Bank Loans	—	7,790,250	—
Commercial Mortgage-Backed Securities	—	13,215,936	—
Convertible Bonds	—	14,000,284	47,902
Corporate Bonds	—	210,922,627	968,400
Foreign Government Bonds	—	337,127,699	—
Municipal Bond	—	712,962	—
Residential Mortgage-Backed Securities	—	29,030,781	5,268,593
U.S. Government Agency Obligations	—	33,113,583	—
U.S. Treasury Obligations	—	513,940,869	—
Repurchase Agreements	—	111,800,000	—
Foreign Treasury Obligations	—	65,137,076	—
Commercial Paper	—	2,998,852	—
Options Purchased	2,322,827	1,271,651	—
Short Sales – Common Stocks	(270,103,911)	(2,875,842)	(70)
Short Sales – Exchange Traded Funds	(4,906,481)	—	—
Short Sales – U.S. Government Agency Obligations	—	(3,228,906)	—
Short Sales – U.S. Treasury Obligation	—	(247,535)	—
Options Written	(3,752,865)	(693,280)	(4,886)
Other Financial Instruments*
Financial Futures Contracts	105,469	—	—
Commodity Futures Contracts	(2,047,312)	—	—
Foreign Forward Currency Contracts	—	(7,656,410)	—
Interest Rate Swaps	286,550	(223,156)	—
Credit Default Swaps	(41,355)	(24,477)	—
Total Return Swaps	—	438,223	—

Total	$6,259,434,152	$1,474,293,419	$8,815,528

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Credit contracts	$(65,832)
Equity contracts	4,179,409
Foreign exchange contracts	(7,806,660)
Interest rate contracts	(1,218,731)
Commodity contracts	(2,047,312)

Total	$(6,959,126)

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.8%
AFFILIATED MUTUAL FUNDS — 3.2%
AST Federated Aggressive Growth Portfolio*	4,018,593	$49,227,766
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	35,445,089
AST Small-Cap Growth Portfolio*	2,460,633	71,407,565
AST Small-Cap Value Portfolio*	5,232,755	97,590,881

TOTAL AFFILIATED MUTUAL FUNDS (cost $195,702,841)(w)		253,671,301

COMMON STOCKS — 50.5%
Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	1,008,900	7,415,273
Boeing Co. (The)	109,100	12,819,250
Elbit Systems Ltd. (Israel)	47,100	2,542,153
Finmeccanica SpA (Italy)*(a)	268,300	1,606,227
Honeywell International, Inc.	183,900	15,271,056
Lockheed Martin Corp.	51,500	6,568,825
Meggitt PLC (United Kingdom)	1,346,662	11,960,818
Raytheon Co.	189,200	14,581,644
Rolls-Royce Holdings PLC (United Kingdom)*	456,282	8,209,408
Thales SA (France)	113,900	6,261,434
United Technologies Corp.	222,100	23,946,822

		111,182,910

Agriculture
Golden Agri-Resources Ltd. (Singapore)	4,265,000	1,768,740

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	362,700	456,247
Qantas Airways Ltd. (Australia)*	451,400	622,271
Ryanair Holdings PLC (Ireland), ADR	209,455	10,418,292
Southwest Airlines Co.	1,829,600	26,638,976

		38,135,786

Apparel
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,116,103

Auto Components — 0.2%
Denso Corp. (Japan)	297,600	13,963,945

Auto/Trucks Parts & Equipment — 0.4%
Autobacs Seven Co. Ltd. (Japan)	126,600	1,940,923
Calsonic Kansei Corp. (Japan)	247,000	1,326,426
Cie Generale des Etablissements Michelin (France) (Class B Stock)	40,200	4,458,253
Continental AG (Germany)	28,000	4,746,718
Georg Fischer AG (Switzerland)*	6,900	4,200,719
Keihin Corp. (Japan)	52,500	848,377
Toyo Tire & Rubber Co. Ltd. (Japan)	500,000	3,027,647
Valeo SA (France)(a)	47,200	4,028,743
Yokohama Rubber Co. Ltd. (The) (Japan)	420,000	4,159,782

		28,737,588

Automobile Manufacturers — 0.6%
Daimler AG (Germany)	100,200	7,812,596
General Motors Co.*(a)	646,500	23,254,605
Nissan Motor Co. Ltd. (Japan)	330,000	3,330,601
Renault SA (France)	47,600	3,796,081
Volkswagen AG (Germany)	27,100	6,147,795

		44,341,678

	Shares	Value
COMMON STOCKS (Continued)
Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	162,593	$17,485,924
Fuji Heavy Industries Ltd. (Japan)	545,000	15,186,774
Tata Motors Ltd. (India)	1,853,265	9,900,445

		42,573,143

Banks — 0.7%
Bank of America Corp.	1,868,500	25,785,300
Barclays PLC (United Kingdom)	761,200	3,253,140
Bendigo and Adelaide Bank Ltd. (Australia)	413,300	3,867,007
Dexia SA (Belgium)*	15,923	1,077
Fukuoka Financial Group, Inc. (Japan)	461,000	2,087,405
Nishi-Nippon City Bank Ltd. (The) (Japan)	371,000	1,012,605
PNC Financial Services Group, Inc. (The)	164,500	11,918,025
Resona Holdings, Inc. (Japan)	1,183,300	6,075,073
Societe Generale SA (France)	78,300	3,900,847

		57,900,479

Beverages — 1.0%
Coca-Cola Co. (The)	332,104	12,580,099
Coca-Cola West Co. Ltd. (Japan)	142,400	2,845,897
Diageo PLC (United Kingdom)	341,212	10,846,311
Diageo PLC (United Kingdom), ADR	19,175	2,436,759
Fomento Economico Mexicano SAB de CV (Mexico), ADR	96,336	9,353,262
Monster Beverage Corp.*(a)	230,839	12,061,338
PepsiCo, Inc.	194,500	15,462,750
SABMiller PLC (United Kingdom), ADR	293,164	14,869,278

		80,455,694

Biotechnology — 0.6%
Amgen, Inc.	286,305	32,048,982
CSL Ltd. (Australia)	233,461	13,934,782

		45,983,764

Building Materials — 0.1%
Hong Leong Asia Ltd. (Singapore)(g)	377,000	431,424
Vulcan Materials Co.	161,900	8,388,039

		8,819,463

Building Products — 0.3%
Daikin Industries Ltd. (Japan)	231,900	12,377,381
Geberit AG (Switzerland)*	41,509	11,216,111

		23,593,492

Capital Markets — 0.4%
Credit Suisse Group AG (Switzerland)*	162,000	4,954,272
Deutsche Bank AG (Germany)	48,800	2,239,982
Invesco Ltd.	371,000	11,834,900
Partners Group Holding AG (Switzerland)	45,592	11,190,814

		30,219,968

Chemicals — 1.2%
Arkema SA (France)	26,800	2,986,480
Asahi Kasei Corp. (Japan)	416,000	3,141,840
BASF SE (Germany)	34,300	3,289,384
Celanese Corp. (Class A Stock)	522,700	27,593,333
Ecolab, Inc.	197,345	19,489,792
Huabao International Holdings Ltd. (Hong Kong)	4,437,000	1,865,196
Johnson Matthey PLC (United Kingdom)	269,980	12,268,197
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	2,488,809

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Lanxess AG (Germany)	35,800	$2,324,179
NOF Corp. (Japan)	329,000	2,119,666
Shin-Etsu Chemical Co. Ltd. (Japan)	161,000	9,878,332
Toagosei Co. Ltd. (Japan)	275,000	1,226,667
Yara International ASA (Norway)	105,200	4,343,869

		93,015,744

Commercial Banks — 1.4%
Aozora Bank Ltd. (Japan)	1,117,000	3,317,221
Banco Bilbao Vizcaya Argentaria SA (Spain)	218,600	2,444,475
Banco Santander SA (Spain)	480,494	3,917,533
Bank Hapoalim BM (Israel)	247,900	1,254,421
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	12,077,500	7,555,189
BNP Paribas SA (France)	445,338	30,124,665
Credit Agricole SA (France)*	257,800	2,842,677
DnB ASA (Norway)	227,300	3,451,741
HSBC Holdings PLC (United Kingdom), (XHKG)	1,380,400	14,950,937
HSBC Holdings PLC (United Kingdom), (XLON)	536,500	5,806,761
KBC Groep NV (Belgium)	36,300	1,786,025
Pohjola Bank PLC (Finland) (Class A Stock)	169,700	2,828,137
Sumitomo Mitsui Financial Group, Inc. (Japan)	481,200	23,302,328
Swedbank AB (Sweden) (Class A Stock)	214,700	5,000,989
Turkiye Halk Bankasi A/S (Turkey)	800,897	5,865,898

		114,448,997

Commercial Services — 1.2%
Emeco Holdings Ltd. (Australia)	1,251,400	275,216
Genpact Ltd.*	698,533	13,188,303
Nichii Gakkan Co. (Japan)	232,600	2,326,182
SEI Investments Co.	594,313	18,370,215
Skilled Group Ltd. (Australia)(g)	1,278,700	4,166,143
Toppan Forms Co. Ltd. (Japan)	77,600	758,595
Visa, Inc. (Class A Stock)	299,231	57,183,044

		96,267,698

Commercial Services & Supplies — 0.3%
Babcock International Group PLC (United Kingdom)	510,826	9,884,502
Secom Co. Ltd. (Japan)	226,700	14,209,092

		24,093,594

Communications Equipment — 1.4%
Cisco Systems, Inc.	2,585,575	60,554,167
QUALCOMM, Inc.	762,757	51,379,311

		111,933,478

Computer Hardware — 0.2%
NetApp, Inc.(a)	373,325	15,911,111

Computer Services & Software — 1.8%
Accenture PLC (Class A Stock)	210,121	15,473,310
Alten SA (France)	63,800	2,730,007
Autodesk, Inc.*	409,327	16,851,992
Dell, Inc.	980,400	13,500,108
Logitech International SA (Switzerland)(a)	190,000	1,672,361
Microsoft Corp.	1,233,277	41,080,457
NEC Fielding Ltd. (Japan)	20,600	241,728
Oracle Corp.	834,200	27,670,414
Salesforce.com, Inc.*(a)	330,923	17,178,213

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Tieto OYJ (Finland)	95,600	$2,040,992
Wincor Nixdorf AG (Germany)	50,700	3,163,581

		141,603,163

Computers — 0.1%
Cognizant Technology Solutions Corp. (Class A Stock)*	132,667	10,894,614

Computers & Peripherals — 0.4%
Apple, Inc.	60,565	28,874,364

Construction & Engineering — 0.3%
Fluor Corp.	350,723	24,887,304

Consumer Products & Services — 0.2%
Avon Products, Inc.	550,400	11,338,240
Pacific Brands Ltd. (Australia)	2,607,900	1,839,884

		13,178,124

Containers & Packaging
Rengo Co. Ltd. (Japan)	146,000	806,336

Cosmetics/Personal Care — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	269,047	18,806,385
Oriflame Cosmetics SA (Sweden), SDR(a)	55,500	1,760,613
Procter & Gamble Co. (The)	526,395	39,790,198

		60,357,196

Distribution/Wholesale — 0.3%
Marubeni Corp. (Japan)	744,000	5,883,853
Mitsubishi Corp. (Japan)	169,900	3,449,618
Mitsui & Co. Ltd. (Japan)	435,900	6,356,264
Sumitomo Corp. (Japan)	338,100	4,569,651

		20,259,386

Diversified Financial Services — 1.8%
Challenger Ltd. (Australia)	706,100	3,626,343
Charles Schwab Corp. (The)	1,522,661	32,189,053
Franklin Resources, Inc.	178,562	9,026,309
Fuyo General Lease Co. Ltd. (Japan)	63,300	2,384,044
Greenhill & Co., Inc.	121,242	6,047,551
Hitachi Capital Corp. (Japan)	42,400	1,024,619
Intermediate Capital Group PLC (United Kingdom)	534,200	3,858,177
Legg Mason, Inc.(a)	290,735	9,722,178
Morgan Stanley	892,500	24,052,875
ORIX Corp. (Japan)	1,197,400	19,575,007
Paragon Group of Cos. PLC (United Kingdom)	428,500	2,163,591
SLM Corp.	448,600	11,170,140
Tullett Prebon PLC (United Kingdom)	161,500	904,752
U.S. Bancorp	501,600	18,348,528

		144,093,167

Diversified Machinery — 0.1%
OC Oerlikon Corp. AG (Switzerland)*	197,200	2,642,172
Rheinmetall AG (Germany)	69,200	3,967,345

		6,609,517

Diversified Manufacturing — 0.5%
3M Co.	218,700	26,114,967
Ingersoll-Rand PLC	148,100	9,617,614

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Manufacturing (cont’d.)
Singamas Container Holdings Ltd. (Hong Kong)(g)	6,354,000	$1,559,061

		37,291,642

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	855,300	28,926,246
Telenor ASA (Norway)	508,550	11,622,116

		40,548,362

Electric — 1.1%
AES Corp. (The)	1,182,000	15,708,780
EDP - Energias de Portugal SA (Portugal)	748,100	2,733,027
Electricite de France SA (France)	111,200	3,517,469
Enel SpA (Italy)	1,307,800	5,021,626
Entergy Corp.	199,900	12,631,681
Exelon Corp.	447,500	13,263,900
NRG Energy, Inc.	821,700	22,457,061
PG&E Corp.	279,500	11,437,140
RWE AG (Germany)	86,900	2,956,733

		89,727,417

Electronic Components — 0.3%
Eizo Corp. (Japan)	13,400	346,730
Emerson Electric Co.	142,400	9,213,280
Johnson Electric Holdings Ltd. (Hong Kong)	2,662,500	1,927,736
TE Connectivity Ltd. (Switzerland)	224,500	11,624,610

		23,112,356

Electronic Equipment & Instruments — 0.3%
Nippon Electric Glass Co. Ltd. (Japan)	92,000	494,053
Thermo Fisher Scientific, Inc.(a)	223,100	20,558,665

		21,052,718

Electronic Equipment, Instruments & Components — 0.2%
Keyence Corp. (Japan)	35,900	13,659,725

Electronics — 0.3%
Amphenol Corp. (Class A Stock)	204,879	15,853,537
National Instruments Corp.	375,873	11,625,752

		27,479,289

Energy Equipment & Services — 0.3%
John Wood Group PLC (United Kingdom)	192,957	2,502,820
Technip SA (France)	103,802	12,186,605
TGS Nopec Geophysical Co. ASA (Norway)	204,303	6,014,298

		20,703,723

Engineering & Construction — 0.3%
Boart Longyear Ltd.(a)	642,500	260,733
Bouygues SA (France)	100,800	3,689,725
Carillion PLC (United Kingdom)	476,600	2,411,056
Downer EDI Ltd. (Australia)	1,016,200	4,265,508
Kyowa Exeo Corp. (Japan)	309,700	3,650,605
Leighton Holdings Ltd. (Australia)	221,900	3,989,086
NCC AB (Sweden) (Class B Stock)	84,500	2,514,869

		20,781,582

Entertainment & Leisure — 0.2%
Carnival Corp.	420,200	13,715,328
Heiwa Corp. (Japan)	79,000	1,374,960
Namco Bandai Holdings, Inc. (Japan)	130,900	2,447,726

		17,538,014

	Shares	Value
COMMON STOCKS (Continued)
Environmental Control — 0.3%
Stericycle, Inc.*	175,762	$20,282,935

Financial Services — 1.4%
American Express Co.	482,547	36,441,949
Ameriprise Financial, Inc.	130,900	11,922,372
Goldman Sachs Group, Inc. (The)	35,200	5,568,992
JPMorgan Chase & Co.	842,500	43,548,825
Keiyo Bank Ltd. (The) (Japan)	165,000	869,907
Permanent TSB Group Holdings PLC (Ireland)*	48,500	2,493
Western Union Co. (The)	581,200	10,845,192

		109,199,730

Financial–Bank & Trust — 0.7%
Banco Popolare Scarl (Italy)*	19,500	29,044
DBS Group Holdings Ltd. (Singapore)	365,000	4,778,081
Fifth Third Bancorp	667,700	12,045,308
Mitsubishi UFJ Financial Group, Inc. (Japan)	978,300	6,275,166
Mizuho Financial Group, Inc. (Japan)	2,654,300	5,770,324
National Australia Bank Ltd. (Australia)	160,400	5,139,388
Nordea Bank AB (Sweden)	384,700	4,642,209
Wells Fargo & Co.	346,800	14,329,776

		53,009,296

Food & Staples Retailing — 0.1%
Lawson, Inc. (Japan)	126,300	9,902,485

Foods — 1.2%
Dairy Crest Group PLC (United Kingdom)	112,800	831,437
Danone SA (France), ADR	1,523,298	22,910,402
Delhaize Group SA (Belgium)	70,400	4,436,866
East Asiatic Co. Ltd. A/S (Denmark)*	10,000	168,584
J. Sainsbury PLC (United Kingdom)	1,018,300	6,453,750
Kellogg Co.	169,800	9,972,354
Koninklijke Ahold NV (Netherlands)	289,800	5,020,847
Megmilk Snow Brand Co. Ltd. (Japan)	146,700	2,170,480
Metcash Ltd. (Australia)	704,600	2,105,115
Metro AG (Germany)	74,100	2,942,624
Morinaga Milk Industry Co. Ltd. (Japan)	546,000	1,724,759
Nichirei Corp. (Japan)	616,000	3,357,382
Nutreco NV (Netherlands)	59,200	3,091,202
Premier Foods PLC (United Kingdom)*	286,941	724,669
Tesco PLC (United Kingdom)	720,600	4,189,248
UNY Group Holdings Co. Ltd. (Japan)	369,800	2,389,583
Whole Foods Market, Inc.	348,416	20,382,336
WM Morrison Supermarkets PLC (United Kingdom)	1,451,300	6,580,202

		99,451,840

Healthcare Equipment & Supplies — 0.4%
Coloplast A/S (Denmark) (Class B Stock)	184,251	10,494,345
Intuitive Surgical, Inc.*	56,465	21,246,086

		31,740,431

Healthcare Products — 0.9%
Covidien PLC	242,300	14,765,762
IDEXX Laboratories, Inc.*(a)	143,041	14,254,036
Varian Medical Systems, Inc.*(a)	202,986	15,169,144
Zimmer Holdings, Inc.	311,033	25,548,251

		69,737,193

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services — 0.4%
Covance, Inc.*(a)	180,311	$15,589,689
DaVita HealthCare Partners, Inc.*	291,584	16,591,130

		32,180,819

Holding Companies–Diversified
First Pacific Co. Ltd. (Hong Kong)	1,650,000	1,823,748

Home Furnishings — 0.1%
Pace PLC (United Kingdom)	663,100	2,725,613
Skyworth Digital Holdings Ltd. (Hong Kong)	4,468,000	2,137,967

		4,863,580

Hotels, Restaurants & Leisure — 0.5%
Compass Group PLC (United Kingdom)	1,307,703	17,988,830
InterContinental Hotels Group PLC (United Kingdom)	385,587	11,255,857
MGM China Holdings Ltd. (Hong Kong)	2,291,200	7,620,330
Plenus Co. Ltd. (Japan)	29,700	572,818

		37,437,835

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	303,150	10,164,136

Household Products/Wares — 0.1%
Clorox Co. (The)(a)	96,710	7,903,141

Industrial Conglomerates — 0.4%
Bidvest Group Ltd. (South Africa)	356,213	8,931,608
General Electric Co.	1,078,800	25,772,532

		34,704,140

Industrial Products — 0.2%
Roper Industries, Inc.	143,587	19,078,405

Insurance — 2.4%
Aegon NV (Netherlands)	398,200	2,946,380
AIA Group Ltd. (Hong Kong)	4,522,200	21,279,531
Allianz SE (Germany)	32,800	5,160,374
Allstate Corp. (The)	350,900	17,737,995
Aviva PLC (United Kingdom)	338,800	2,174,638
AXA SA (France)	228,600	5,305,539
Baloise Holding AG (Switzerland)	59,200	6,548,327
Beazley PLC (United Kingdom)	610,400	2,072,048
CNP Assurances SA (France)	111,000	2,000,370
Discovery Ltd. (South Africa)	1,266,242	10,217,496
Hannover Rueck SE (Germany)	31,600	2,322,167
Helvetia Holding AG (Switzerland)	5,100	2,263,000
ING Groep NV (Netherlands), CVA*	325,100	3,688,903
Legal & General Group PLC (United Kingdom)	1,119,400	3,552,050
Marsh & McLennan Cos., Inc.	571,400	24,884,470
MetLife, Inc.	294,400	13,822,080
Muenchener Rueckversicherungs AG (Germany)	23,400	4,574,275
Old Mutual PLC (United Kingdom)	1,085,300	3,294,419
RSA Insurance Group PLC (United Kingdom)	1,611,800	3,153,051
Sampo OYJ (Finland) (Class A Stock)	288,417	12,406,678
SCOR SE (France)	68,500	2,270,148
St James’s Place PLC (United Kingdom)	996,156	9,912,025
Swiss Life Holding AG (Switzerland)*	30,900	5,851,038
Swiss Re AG (Switzerland)*	96,700	8,011,641
XL Group PLC (Ireland)	430,700	13,274,174

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)*	20,300	$5,233,113

		193,955,930

Internet — 0.4%
Facebook, Inc. (Class A Stock)*	641,815	32,244,786

Internet Services — 1.3%
Amazon.com, Inc.*	122,428	38,275,890
Google, Inc. (Class A Stock)*	74,857	65,567,995

		103,843,885

Internet Software & Services — 0.4%
Tencent Holdings Ltd. (China)	291,900	15,350,609
Yahoo! Japan Corp. (Japan)	2,777,600	15,803,912

		31,154,521

Machinery — 0.2%
Alstom SA (France)	96,600	3,438,024
Danieli & C Officine Meccaniche SpA (Italy)(a)	67,900	1,958,005
IMI PLC (United Kingdom)	379,845	8,943,095
Rational AG (Germany)	11,502	3,429,353

		17,768,477

Media — 1.2%
Comcast Corp. (Class A Stock)	191,100	8,628,165
Comcast Corp. (Special Class A Stock)	126,400	5,481,968
FactSet Research Systems, Inc.(a)	130,155	14,199,911
Liberty Media Corp. (Class A)*	29,100	4,282,065
Publicis Groupe SA (France)	163,163	12,979,328
Time Warner Cable, Inc.	230,900	25,768,440
Time Warner, Inc.	378,300	24,895,923
Trinity Mirror PLC (United Kingdom)*	126,600	254,297

		96,490,097

Metals & Mining — 0.4%
Arrium Ltd. (Australia)	2,276,200	2,598,193
Aurubis AG (Germany)	24,400	1,479,579
Ausdrill Ltd. (Australia)	991,000	1,449,305
Boliden AB (Sweden)	239,000	3,578,327
CONSOL Energy, Inc.	253,600	8,533,640
Mount Gibson Iron Ltd. (Australia)	1,000,000	688,553
OZ Minerals Ltd. (Australia)	228,800	949,120
Rio Tinto Ltd. (Australia)	67,620	3,914,091
Shougang Fushan Resources Group Ltd. (China)	6,284,000	2,119,211
St Barbara Ltd. (Australia)*	581,700	305,797
Voestalpine AG (Austria)	74,100	3,542,438

		29,158,254

Miscellaneous Manufacturing — 0.1%
Alent PLC (United Kingdom)	267,000	1,532,925
Bradken Ltd. (Australia)	529,200	2,793,914
Vesuvius PLC (United Kingdom)	152,000	1,100,678

		5,427,517

Multimedia — 0.1%
Vivendi SA (France)	234,500	5,394,266

Oil & Gas — 1.9%
AMEC PLC (United Kingdom)	187,653	3,260,176
Baker Hughes, Inc.	234,800	11,528,680
Eni SpA (Italy)	230,000	5,287,282
EQT Corp.	162,200	14,390,384

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.	345,700	$29,744,028
Fred Olsen Energy ASA (Norway)	54,244	2,408,138
Gas Natural SDG SA (Spain)	280,500	5,864,455
Idemitsu Kosan Co. Ltd. (Japan)	48,200	4,177,639
JX Holdings, Inc. (Japan)	601,000	3,123,392
Murphy Oil Corp.	43,000	2,593,760
OMV AG (Austria)	117,100	5,782,306
ProSafe SE (Norway)	244,600	1,952,209
Schlumberger Ltd.	519,221	45,878,368
Statoil ASA (Norway)	216,900	4,926,495
Total SA (France)	170,300	9,871,076

		150,788,388

Oil, Gas & Consumable Fuels — 2.3%
Apache Corp.	271,000	23,072,940
BG Group PLC (United Kingdom)	475,596	9,079,018
BP PLC (United Kingdom)	1,710,400	11,991,410
Centrica PLC (United Kingdom)	794,700	4,756,236
Chevron Corp.	274,050	33,297,075
Core Laboratories NV(a)	113,450	19,196,875
FMC Technologies, Inc.*(a)	356,037	19,731,570
Hess Corp.	195,600	15,127,704
Newfield Exploration Co.*	304,100	8,323,217
Repsol SA (Spain)	198,100	4,911,620
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	462,800	15,967,991
Royal Dutch Shell PLC (Netherlands), ADR	183,800	12,071,984
Tullow Oil PLC (United Kingdom)	506,230	8,392,748

		185,920,388

Paper & Forest Products — 0.3%
International Paper Co.	462,000	20,697,600
Mondi PLC (United Kingdom)	175,900	2,968,071
Smurfit Kappa Group PLC (Ireland)	129,300	2,923,454

		26,589,125

Pharmaceuticals — 3.3%
Aspen Pharmacare Holdings Ltd. (South Africa)*	268,653	7,031,483
Astellas Pharma, Inc. (Japan)	134,300	6,860,045
AstraZeneca PLC (United Kingdom)	233,500	12,138,576
Bayer AG (Germany)	21,100	2,488,342
Express Scripts Holding Co.*	397,238	24,541,364
GlaxoSmithKline PLC (United Kingdom)	81,200	2,041,602
Johnson & Johnson	298,600	25,885,634
KYORIN Holdings, Inc. (Japan)	78,000	1,667,859
Mallinckrodt PLC*(a)	32,675	1,440,641
Mead Johnson Nutrition Co.	268,720	19,955,147
Merck & Co., Inc.	871,193	41,477,499
Novartis AG (Switzerland)	80,600	6,199,605
Novartis AG (Switzerland), ADR(a)	273,488	20,979,264
Novo Nordisk A/S (Denmark) (Class B Stock)	52,484	8,888,921
Pfizer, Inc.	1,380,200	39,625,542
Roche Holding AG (Switzerland)	95,371	25,738,095
Sanofi (France)	46,600	4,719,505
Stada Arzneimittel AG (Germany)	47,500	2,408,682
Teva Pharmaceutical Industries Ltd. (Israel)	93,600	3,537,055
Toho Holdings Co. Ltd. (Japan)	156,200	2,852,951
Tsumura & Co. (Japan)	67,100	1,969,673

		262,447,485

	Shares	Value
COMMON STOCKS (Continued)
Pipelines — 0.1%
Spectra Energy Corp.	336,700	$11,525,241

Professional Services — 0.1%
Experian PLC (United Kingdom)	374,243	7,125,535

Real Estate — 0.2%
Cheung Kong Holdings Ltd. (Hong Kong)	194,000	2,953,323
Lend Lease Group (Australia)	601,200	5,701,514
St. Joe Co. (The)*(a)	304,100	5,966,442
Wheelock & Co. Ltd. (Hong Kong)	411,000	2,180,316

		16,801,595

Real Estate Investment Trusts — 0.2%
Weyerhaeuser Co.	623,800	17,859,394

Real Estate Management & Development — 0.2%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	366,028	13,689,447

Retail — 1.0%
Cocokara Fine, Inc. (Japan)	34,900	1,111,122
Darty PLC (United Kingdom)	587,300	656,527
Debenhams PLC (United Kingdom)	1,464,900	2,422,978
Home Retail Group PLC (United Kingdom)	525,500	1,428,559
Inditex SA (Spain)	93,607	14,439,125
Lowe’s Cos., Inc.	1,050,619	50,019,971
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	61,500	1,988,875
Tsuruha Holdings, Inc. (Japan)	22,300	1,967,515
WH Smith PLC (United Kingdom)(a)	255,400	3,417,394

		77,452,066

Retail & Merchandising — 1.5%
Aoyama Trading Co. Ltd. (Japan)	103,300	2,822,138
Costco Wholesale Corp.	139,838	16,098,150
Danaher Corp.	316,764	21,958,080
Fossil Group, Inc.*	124,624	14,486,294
Kohl’s Corp.	365,000	18,888,750
Myer Holdings Ltd. (Australia)	1,428,500	3,481,041
Shimachu Co. Ltd. (Japan)	92,800	2,305,708
Starbucks Corp.	332,575	25,598,298
Wal-Mart Stores, Inc.	141,100	10,435,756

		116,074,215

Semiconductors — 0.3%
Altera Corp.	52,681	1,957,626
Analog Devices, Inc.	63,002	2,964,244
ARM Holdings PLC (United Kingdom), ADR(a)	410,701	19,762,932

		24,684,802

Semiconductors & Semiconductor Equipment — 0.4%
ARM Holdings PLC (United Kingdom)	474,944	7,601,986
Samsung Electronics Co. Ltd. (South Korea)	7,716	9,814,704
Texas Instruments, Inc.	279,300	11,247,411

		28,664,101

Services - Data Processing — 0.1%
Automatic Data Processing, Inc.	131,632	9,527,524

Software — 0.6%
ANSYS, Inc.*	142,496	12,328,754
Check Point Software Technologies Ltd. (Israel)*(a)	188,832	10,680,338
Citrix Systems, Inc.*	192,395	13,585,011

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Dassault Systemes SA (France)	104,488	$13,946,343

		50,540,446

Specialty Retail
Valora Holding AG (Switzerland)	7,100	1,612,882

Telecommunications — 0.6%
BT Group PLC (United Kingdom)	1,251,900	6,931,479
Cable & Wireless Communications PLC (United Kingdom)	3,264,600	2,092,637
KDDI Corp. (Japan)	163,000	8,376,564
Nippon Telegraph & Telephone Corp. (Japan)	149,300	7,771,166
NTT DoCoMo, Inc. (Japan)	450,000	7,291,867
Telecom Italia SpA (Italy)	2,869,000	2,360,581
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	157,600	2,099,034
Vodafone Group PLC (United Kingdom)	2,370,000	8,318,332

		45,241,660

Textiles, Apparel & Luxury Goods — 0.2%
Cie Financiere Richemont SA (Switzerland)	166,441	16,676,693

Trading Companies & Distributors — 0.1%
Brenntag AG (Germany)	55,685	9,270,193

Transportation — 1.3%
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	400	3,669,271
Canadian Pacific Railway Ltd. (Canada)	149,600	18,445,680
Deutsche Post AG (Germany)	89,600	2,971,858
Expeditors International of Washington, Inc.	465,717	20,519,491
FirstGroup PLC (United Kingdom)	308,200	596,517
Go-Ahead Group PLC (United Kingdom)(g)	96,600	2,623,370
Sankyu, Inc. (Japan)	239,000	790,587
Seino Holdings Co. Ltd. (Japan)	150,000	1,535,407
Toll Holdings Ltd. (Australia)	598,500	3,259,969
Union Pacific Corp.	151,500	23,534,010
United Parcel Service, Inc. (Class B Stock)	239,360	21,870,323
West Japan Railway Co. (Japan)	76,600	3,284,199

		103,100,682

Utilities — 0.2%
E.ON SE (Germany)	196,300	3,493,234
Illinois Tool Works, Inc.	159,000	12,126,930

		15,620,164

Wireless Telecommunication Services — 0.1%
Freenet AG (Germany)*	230,900	5,578,474

TOTAL COMMON STOCKS (cost $3,459,440,228)		4,002,629,321

EXCHANGE TRADED FUNDS — 9.9%
Energy Select Sector SPDR Fund(a)	328,074	27,190,773
iShares Barclays 1-3 Year Treasury Bond Fund(a)	263,700	22,272,102
iShares Barclays Intermediate Credit Bond Fund(a)	43,574	4,702,942
iShares Barclays TIPS Bond Fund	171,623	19,321,317
iShares Core Total US Bond Market ETF	1,317,174	141,201,053
iShares iBoxx Investment Grade Corporate Bond Fund(a)	69,152	7,850,135
iShares JPMorgan USD Emerging Markets Bond Fund(a)	20,350	2,218,150

				Shares		Value
EXCHANGE TRADED FUNDS (Continued)
iShares MSCI EAFE Index Fund(a)					2,614,341	$166,768,812
iShares Russell 1000 Growth Index Fund					453,447	35,459,555
iShares Russell 1000 Value Index Fund					570,900	49,211,580
iShares Russell 2000 Index Fund(a)					309,093	32,955,496
iShares S&P 500 Growth Index Fund(a)					146,345	13,077,389
SPDR S&P 500 ETF Trust					1,396,496	234,750,978
Vanguard REIT ETF					381,968	25,271,003

TOTAL EXCHANGE TRADED FUNDS (cost $694,185,371)						782,251,285

PREFERRED STOCK
Diversified Financial Services
SLM Corp., 3.740%* (cost $20,250)					1,800	41,796

				Units
RIGHTS*
Commercial Banks
Banco Bilbao Vizcaya Argentaria SA (Spain),expiring 10/15/13 (cost $29,295)					218,600	29,869

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Aquilae CLO PLC (Ireland),
Series 2006-1X, Class A
0.572%(c)	01/17/23		Aaa	EUR	282	373,836
ARES CLO Ltd. (Cayman Islands),
Series 2006-6RA, Class A1B, 144A
0.483%(c)	03/12/18		Aaa		213	210,928
Asset-Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.879%(c)	06/25/34		BBB+(d)		94	87,835
Asset-Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.454%(c)	09/25/34		Aaa		17	16,697
Avoca CLO III PLC (Ireland),
Series III-X, Class A
0.591%(c)	09/15/21	(g)	Aaa	EUR	1,064	1,417,370
Bear Stearns Asset-Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.259%(c)	10/25/36		Caa1		2	2,325
Series 2006-SD3, Class 1A1A
5.500%	08/25/36		CC(d)		139	121,315
Series 2007-AQ1, Class A1
0.289%(c)	11/25/36		Caa2		448	296,515
Chester Asset Receivables Dealings PLC (United Kingdom),
Series 2004-1, Class A
0.703%(c)	04/15/16		Aaa	GBP	3,000	4,850,544
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.932%(c)	08/15/18		Aaa		900	918,850
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3
0.529%(c)	04/25/36		Caa1		5,800	5,419,155
Series 2006-4, Class 2A2
0.359%(c)	07/25/36		B2		592	574,891

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.239%(c)	11/25/36		Ca		30	$15,255
Series 2007-CB6, Class A1, 144A
0.299%(c)	07/25/37		Ca		69	40,009
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36		Ca		64	40,764
Dryden XVI-Leveraged Loan CDO 2005 (Cayman Islands),
Series 2006-16A, Class A1, 144A
0.506%(c)	10/20/20		Aaa		1,545	1,523,979
Duane Street CLO III Ltd. (Cayman Islands),
Series 2006-3A, Class A1, 144A
0.519%(c)	01/11/21		Aaa		814	806,326
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
0.672%(c)	02/22/20		Aaa	EUR	246	329,254
First NLC Trust,
Series 2007-1, Class A1, 144A
0.249%(c)	08/25/37		Ca		225	109,418
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.514%(c)	06/15/18		Aaa		2,090	2,059,674
Grosvenor Place CLO BV (Netherlands),
Series I-X, Class A1
0.470%(c)	07/20/21		Aaa	EUR	212	285,268
Series I-X, Class A2
0.770%(c)	07/20/21		Aaa	GBP	340	546,230
Halcyon Structured Asset Management CLO I Ltd. (Cayman Islands),
Series 2006-1A, Class A2, 144A
0.453%(c)	05/21/18		Aaa		113	112,577
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.513%(c)	05/21/21		Aaa		1,700	1,646,360
Indymac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
0.339%(c)	07/25/37		Ca		1,376	837,834
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.289%(c)	08/25/36		Ca		135	66,673
Series 2007-HE1, Class AV1
0.239%(c)	03/25/47		Caa1		124	116,765
LCM V LP (Cayman Islands),
Series 5A, Class A1, 144A
0.480%(c)	03/21/19		Aaa		800	784,835
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.739%(c)	10/25/34		Aaa		12	11,631
MAGI Funding PLC (Ireland),
Series I-A, Class A, 144A
0.591%(c)	04/11/21		Aaa	EUR	827	1,102,639
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.461%(c)	02/18/24	(g)	Aaa	EUR	905	1,191,010
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-RM4, Class A2A
0.259%(c)	09/25/37		C		4	1,037
Series 2006-RM5, Class A2A
0.239%(c)	10/25/37		C		49	9,910
Series 2007-HE2, Class A2A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
0.299%(c)	02/25/37		Ca		15	$6,028
Morgan Stanley ABS Capital I,
Series 2006-WMC2, Class A2FP
0.229%(c)	07/25/36		Ca		86	28,486
Series 2007-HE6, Class A1
0.239%(c)	05/25/37		Ca		47	24,871
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.229%(c)	11/25/36		Ca		1	553
NAC EuroLoan Advantage I Ltd. (Ireland),
Series 2008-1X, Class A1
1.596%(c)	04/20/19		Aaa	GBP	763	1,234,778
Series 2008-1X, Class A2
1.433%(c)	04/20/19		Aaa		1,502	1,502,165
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.966%(c)	07/25/18		Aaa		44	44,248
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.716%(c)	10/26/20		AA+(d)		357	356,676
Park Place Securities, Inc.,
Series 2005-WCW2, Class M1
0.679%(c)	07/25/35		Ba1		3,000	2,786,772
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
0.518%(c)	06/04/24		Aaa	EUR	968	1,253,310
RASC Trust,
Series 2005-KS10, Class M2
0.619%(c)	11/25/35		Ca		2,000	1,398,246
Series 2006-KS7, Class A4
0.419%(c)	09/25/36		Ca		218	170,129
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.679%(c)	07/25/32		Ca		21	17,189
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.309%(c)	05/25/37		Ca		330	175,517
Series 2007-HE1, Class A2A
0.239%(c)	12/25/36		Ca		78	24,932
Series 2007-NC1, Class A2A
0.229%(c)	12/25/36		Ca		3	1,237
SLM Student Loan Trust,
Series 2007-3, Class A3
0.306%(c)	04/25/19		Aaa		600	591,697
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	(g)	Aaa		153	153,083
Series 2010-C, Class A1, 144A
1.832%(c)	12/15/17		Aaa		21	20,924
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.239%(c)	11/25/36		Ca		62	21,096
Symphony III CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.504%(c)	05/15/19		Aaa		498	490,267
Wachovia Mortgage Loan Trust LLC,
Series 2005-WMC1, Class M1
0.619%(c)	10/25/35		B3		6,300	5,346,577
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.239%(c)	10/25/36		C		99	39,057

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Wood Street CLO BV (Netherlands),
Series I, Class A
0.544%(c)	11/22/21		Aaa	EUR	1,302	$1,728,576
Series II-A, Class A1, 144A
0.587%(c)	03/29/21		Aaa	EUR	140	184,880

TOTAL ASSET-BACKED SECURITIES (cost $42,693,077)						43,529,003

BANK LOANS(c) — 0.2%
Computer Services & Software — 0.1%
Dell, Inc.,
Term Loan 1
5.000%	11/06/13	(g)	BB+(d)		4,169	4,166,057
Term Loan 2
6.250%	11/06/13	(g)	B+(d)		2,531	2,528,843

						6,694,900

Diversified Financial Services
Springleaf Finance Corp.,
Initial Term Loan
5.500%	05/10/17		B3		792	792,000
Springleaf Financial Funding,
Term Loan B-2
4.750%	09/17/19		B(d)		800	800,480

						1,592,480

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.692%	10/10/14		Caa3		1,815	1,220,317
3.775%	10/10/14		Caa3		889	597,399

						1,817,716

Foods — 0.1%
H.J. Heinz Co.,
Term Loan B-2
3.500%	03/27/20		Ba2		5,985	5,985,000

Media
Virgin Media Investment Holdings Ltd.,
Term Loan B
3.750%	02/06/20		Ba3		1,900	1,888,653

TOTAL BANK LOANS (cost $18,778,108)						17,978,749

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
2.482%(c)	11/15/15		NR		7,157	7,168,065
Banc of America Re-REMIC Trust,
Series 2010-UB5, Class A4A, 144A
5.665%(c)	02/17/51		NR		1,900	2,156,500
Banc of America Re-REMICS Trust,
Series 2009-UB1, Class A4A, 144A
5.595%(c)	06/24/50		NR		250	273,985
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48		Aaa		100	109,675
Series 2007-CD5, Class A4

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.886%(c)	11/15/44		Aaa	98	$110,450
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class XP, IO
0.660%(c)	12/10/46		Aaa	35,688	34,261
Series 2010-C1, Class A1, 144A
3.156%	07/10/46		Aaa	180	185,789
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		Aaa	96	103,984
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		Aaa	936	1,026,274
Series 2010-UD1, Class A, 144A
5.758%(c)	12/18/49		Aaa	745	840,621
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44		Aaa	2,700	2,828,002
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.557%(c)	11/10/45	(g)	Aaa	3,464	476,909
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CBX, Class A5
4.654%	01/12/37		Aaa	69	68,933
Series 2006-LDP9, Class A3
5.336%	05/15/47		Aa3	110	120,950
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		AAA(d)	1,300	1,364,606
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.732%(c)	07/09/21		Aaa	411	410,700
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
6.107%(c)	06/11/49		BBB-(d)	40	44,808
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
5.998%(c)	12/16/49		Aaa	200	222,629
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA, IO, 144A
1.296%(c)	03/10/46		Aaa	19,162	1,437,379
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		AAA(d)	700	740,016
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41		Aaa	98	100,012
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.976%(c)	03/23/45		Aaa	6,460	6,684,223

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $25,932,618)					26,508,771

CORPORATE BONDS — 4.8%
Agriculture
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		Baa1	338	446,364
9.700%	11/10/18		Baa1	338	446,845

					893,209

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines — 0.1%
Continental Airlines 2009-2 Class A, Pass Through Trust,
Pass-Through Certificates
7.250%	05/10/21	Baa2		341	$384,814
Delta Air Lines 2010-1 Class A, Pass-Through Trust,
Pass-Through Certificates
6.200%	01/02/20	Baa1		758	830,381
Delta Air Lines 2012-1 Class A, Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	Baa1		3,664	3,847,525
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18	Baa2		329	368,342

					5,431,062

Apparel
Jones Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	11/15/14	B1		1,200	1,236,000

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
0.858%(c)	03/28/14	A3		5,800	5,815,184
Fiat Finance & Trade SA (Italy),
Gtd. Notes, MTN
6.125%	07/08/14	B1	EUR	800	1,112,151
7.625%	09/15/14	B1	EUR	300	425,093
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
0.858%(c)	04/01/14	A3		200	200,379
1.000%(c)	03/21/14	A3		2,700	2,708,049

					10,260,856

Automotive Parts
Autozone, Inc.,
Sr. Unsec’d. Notes
6.950%	06/15/16	Baa2		2,400	2,744,501

Banks — 1.6%
Abbey National Treasury Services PLC (United Kingdom),
Bank Gtd. Notes
4.000%	04/27/16	A2		1,900	2,018,955
Bank Gtd. Notes, 144A
3.875%	11/10/14	A2		2,300	2,373,234
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22	Aaa	AUD	4,300	4,184,867
Ally Financial, Inc.,
Gtd. Notes
3.465%(c)	02/11/14	B1		2,100	2,110,584
3.653%(c)	06/20/14	B1		900	909,045
8.000%	03/15/20	B1		600	690,000
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.363%(c)	05/16/14	Baa1		1,800	1,809,214
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.000%	11/09/17	Aa3		2,000	1,951,338

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank Nederlandse Gemeenten (Netherlands),
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15		Aaa		3,100	$3,144,125
Bank of America Corp.,
Sr. Unsec’d. Notes
0.528%(c)	10/14/16		Baa2		500	490,780
4.500%	04/01/15		Baa2		2,300	2,415,432
5.650%	05/01/18		Baa2		3,200	3,611,277
Sr. Unsec’d. Notes, MTN
7.375%	05/15/14		Baa2		200	208,167
Sub. Notes, MTN
0.898%(c)	05/23/17		Baa3	EUR	600	771,125
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.308%(c)	01/13/14		A2		4,200	4,211,214
Sub. Notes, 144A
10.179%	06/12/21		Baa3		2,320	3,004,910
Sub. Notes, MTN
4.750%	02/23/15		Baa3		1,000	1,015,907
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes
4.500%	03/10/16		A2		6,000	6,270,000
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16		A2		800	836,000
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13		Aa3		900	900,049
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15		Ba3		100	103,500
Commonwealth Bank of Australia (Australia),
Covered Bonds
2.250%	03/16/17	(g)	Aaa		3,900	4,014,832
Gov’t. Liquid Gtd. Notes, 144A
0.534%(c)	09/17/14		Aaa		100	100,240
0.751%(c)	06/25/14		Aaa		500	501,857
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.500%	01/11/21		Aa2		1,100	1,175,338
Deutsche Bank Capital Trust (Germany),
Jr. Sub. Notes, 144A
4.901%(c)	12/29/49	(g)	Ba2		300	264,000
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
2.750%	01/10/14		Aa3		500	502,923
Gov’t. Liquid Gtd. Notes, 144A
0.744%(c)	04/29/14		Aa3		2,300	2,301,879
2.750%	01/10/14		Aa3		8,700	8,750,860
2.750%	04/29/14		Aa3		5,300	5,367,098
Dexia Municipal Agency SA (France),
Sec’d. Notes
5.250%	02/16/17		Aaa		700	782,908
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
0.890%	06/16/15		Ba3		JPY100,000	962,074
2.375%	05/25/16		Ba3		500	483,750
3.000%	11/17/14		Ba3		6,400	6,400,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.250%	04/07/16		Aaa		2,500	$2,774,530
6.250%	12/28/18		Aaa	AUD	4,300	4,347,684
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	04/11/22		Aa3		2,600	2,841,683
HSH N Finance Guernsey Ltd. (Germany),
Bank Gtd. Notes, MTN
0.671%(c)	12/21/15		Aa1	EUR	2,600	3,540,098
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		Aaa		1,700	1,754,060
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.662%(c)	02/24/14		Baa2		5,100	5,128,111
KFW (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	02/09/22		Aaa	AUD	1,800	1,774,165
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
5.500%	03/29/22		Aaa	AUD	2,900	2,858,256
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20		Aaa	AUD	3,400	3,366,600
7.000%	05/10/17		Aaa	NZD	300	267,556
Lloyds TSB Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		BB+(d)		2,600	3,458,000
Norddeutsche Landesbank Girozentrale (Germany),
Sec’d. Notes, 144A
0.875%	10/16/15	(g)	Aaa		7,000	7,016,100
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.168%(c)	01/14/14		Aa3		3,300	3,308,270
4.875%	01/14/21		Aa3		600	657,953
Santander US Debt SA Unipersonal (Spain),
Bank Gtd. Notes, 144A
3.724%	01/20/15		Baa2		2,500	2,535,398
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	(g)	Aaa		1,900	1,836,920
Sec’d. Notes
4.250%	10/10/17		Aaa	AUD	3,800	3,549,354
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.766%(c)	04/20/16		Baa2		200	192,500

						125,844,720

Commercial Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/16		Aaa		400	402,116
Banco Bilbao Vizcaya Argentaria SA (Spain),
Covered Bonds
4.125%	01/13/14		A3	EUR	1,400	1,911,915
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16		Baa2		1,300	1,329,250
4.500%	04/06/15		Baa2		2,800	2,863,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
4.625%	02/13/17		Baa2		1,700	$1,751,000
Banco Santander Brazil SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.352%(c)	03/18/14		Baa2		300	299,666
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
1.866%(c)	01/19/16		Aa3		2,000	2,010,000
Banco Santander SA (Spain),
Covered Bonds
3.125%	09/28/15		A3	EUR	300	418,526
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15		AAA(d)		5,500	5,643,000
HBOS Capital Funding LP (United Kingdom),
Bank Gtd. Notes
9.540%(c)	03/29/49		Ba3	GBP	200	336,733
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes
6.125%	02/07/22		Baa1		4,000	4,190,000

						21,155,206

Construction & Engineering — 0.1%
Obrascon Huarte Lain SA (Spain),
Sr. Unsec’d. Notes, MTN
7.375%	04/28/15		Ba3	EUR	5,600	8,036,202

Diversified Financial Services — 0.4%
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16		B1		4,500	4,545,000
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.016%(c)	07/21/14		Aaa		2,000	2,009,598
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.625%	09/15/15		Baa3		1,000	1,080,287
7.000%	10/01/13		NR		500	500,000
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14		Ba2		900	933,750
7.125%	09/01/18		Ba2		3,200	3,576,000
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18	(g)	Baa2		2,100	2,039,976
Northern Rock Asset Management PLC (United Kingdom),
Sec’d. Notes
3.625%	04/20/15		Aaa	EUR	2,000	2,831,532
QNB Finance Ltd. (Qatar),
Bank Gtd. Notes, MTN
2.125%	02/14/18		Aa3		3,300	3,217,500
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
5.298%	12/27/17		Baa3		1,100	1,130,250
SLM Corp.,
Sr. Unsec’d. Notes, MTN
0.566%(c)	01/27/14		Ba1		200	199,014
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17		B3		3,100	3,239,500

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Stone Street Trust,
Sr. Unsec’d. Notes, 144A
5.902%	12/15/15	Baa1		2,300	$2,488,883
TNK-BP Finance SA (Russia),
Gtd. Notes
6.625%	03/20/17	Baa2		400	439,000
WM Covered Bond Program,
Covered Bonds, MTN
4.000%	11/26/16	A+(d)	EUR	2,300	3,381,020

					31,611,310

Electric — 0.2%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18	A3		3,000	2,940,000
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	Baa3		1,000	1,122,449
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	A3		1,700	1,763,429
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
5.000%	05/01/18	Ba1		1,000	1,037,500
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	A1		500	460,611
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	Baa3		250	290,962
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	Ba1		1,000	1,118,464
Tokyo Electric Power Co., Inc. (Japan),
General Ref. Motgage
4.500%	03/24/14	Ba2	EUR	7,300	9,894,572

					18,627,987

Exploration & Production
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
1.450%	04/16/16	A1		3,000	2,990,052

Financial Services — 0.4%
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/01/14	Ba3		4,200	4,268,250
Citigroup, Inc.,
Notes, MTN
5.500%	10/15/14	Baa2		188	197,005
Sr. Unsec’d. Notes
6.000%	08/15/17	Baa2		2,000	2,285,798
Sr. Unsec’d. Notes, MTN
7.375%	06/16/14	Baa2	EUR	1,700	2,409,627
Sub. Notes, MTN
0.869%(c)	05/31/17	Baa3	EUR	800	1,034,660
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.750%	10/01/37	Baa1		500	521,818

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.690%(c)	06/01/16	Baa1		1,700	$1,693,848
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.450%	03/01/16	A2		4,200	4,422,471
4.250%	10/15/20	A2		800	838,779
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1		900	1,029,739
LBG Capital No. 1 PLC (United Kingdom),
Bank Gtd. Notes
11.040%	03/19/20	Ba2	GBP	1,200	2,243,808
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49	BB-(d)		1,300	1,361,162
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(i)
2.851%	12/23/24	NR		200	51,750
2.907%	11/16/24	NR		400	103,500
5.625%	01/24/14	NR		4,800	1,248,000
6.875%	01/24/14	NR		900	238,500
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
0.530%(c)	05/30/14	Baa2	EUR	400	541,115
Sr. Unsec’d. Notes, MTN
0.486%(c)	01/31/14	Baa2	EUR	2,000	2,705,907
0.670%(c)	07/22/14	Baa2	EUR	200	270,835
6.875%	04/25/18	Baa2		1,600	1,885,609
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	05/06/18	Baa1		1,000	1,149,531
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.875%	12/20/17	A2		100	115,452

					30,617,164

Financial–Bank & Trust — 0.2%
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14	Aaa		304	313,217
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.125%	11/21/17	Baa2		500	574,990
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
8.125%	01/21/14	Aa3		1,300	1,328,510
Inter-American Development Bank (Supranational Bank),
Notes, MTN
6.000%	02/26/21	Aaa	AUD	2,800	2,873,617
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
6.000%	08/20/20	Aaa	AUD	1,400	1,428,984
6.250%	05/19/21	Aaa	AUD	2,200	2,278,341
Morgan Stanley,
Notes, MTN
6.625%	04/01/18	Baa1		1,800	2,089,723
Sr. Unsec’d. Notes
2.875%	07/28/14	Baa1		100	101,656

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial–Bank & Trust (cont’d.)
Sr. Unsec’d. Notes, MTN
0.640%(c)	01/16/17	Baa1	EUR	100	$132,279
7.300%	05/13/19	Baa1		100	119,654
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.375%	03/16/16	A3		2,100	2,242,023
Sub. Notes
3.580%(c)	10/27/14	Ba1	AUD	2,100	1,927,777
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14	Aaa		700	718,860

					16,129,631

Foods — 0.1%
BRF SA (Brazil),
Gtd. Notes, 144A
5.875%	06/06/22	Baa3		4,000	3,980,000

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
8.250%	08/15/18	Baa1		2,000	2,493,660
Sr. Unsec’d. Notes, 144A
3.750%	11/30/13	Baa1		1,000	1,004,753
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.750%	09/15/15	Baa2		184	200,331

					3,698,744

Internet Services — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18	A3		3,900	3,898,222

Media
New York Times Co. (The),
Sr. Unsec’d. Notes
5.000%	03/15/15	B1		800	831,000

Metals & Mining — 0.3%
ALROSA Finance SA (Russia),
Gtd. Notes
7.750%	11/03/20	Ba3		1,200	1,332,240
Gtd. Notes, 144A
7.750%	11/03/20	Ba3		600	666,120
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
5.375%	04/15/20	Baa3		3,500	3,126,673
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21	Baa2		700	650,397
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	01/30/21	BBB-(d)		3,400	3,332,000
Gold Fields Orogen Holding BVI Ltd. (South Africa),
Gtd. Notes, 144A
4.875%	10/07/20	Ba1		5,800	4,688,482
Mongolian Mining Corp. (Mongolia),
Gtd. Notes
8.875%	03/29/17	Caa1		2,800	2,121,000
Gtd. Notes, 144A
8.875%	03/29/17	Caa1		2,600	1,969,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Walter Energy, Inc.,
Gtd. Notes, 144A
8.500%	04/15/21	Caa2	3,350	$2,797,250

				20,683,662

Oil & Gas — 0.4%
Harvest Operations Corp. (South Korea),
Gtd. Notes, 144A
2.125%	05/14/18	A1	2,100	2,039,940
KazMunayGas National Co.JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.750%	04/30/43	Baa3	1,600	1,404,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	Baa3	4,200	3,591,000
Petrobras Global Finance Bv (Brazil),
Gtd. Notes
3.000%	01/15/19	Baa1	1,500	1,410,630
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	B(d)	7,300	5,832,700
Phillips 66,
Gtd. Notes
4.300%	04/01/22	Baa1	8,700	8,869,276
Rosneft Oil Co. via Rosneft International Finance Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
3.149%	03/06/17	Baa1	3,600	3,600,000
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23	Baa1	1,200	1,076,922

				27,824,468

Pharmaceuticals
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.000%	06/15/17	Baa2	250	282,718
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21	B1	2,200	2,288,000

				2,570,718

Pipelines
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	Ba2	900	760,500
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	Baa2	700	803,240

				1,563,740

Real Estate Investment Trusts — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
7.000%	10/15/17	Baa3	2,200	2,532,867
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	Baa2	3,900	4,320,494
6.375%	04/15/21	Baa2	2,325	2,573,157

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2		300	$322,210
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	Baa3		900	965,619

					10,714,347

Retail
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.900%	07/15/17	Ba2		1,700	1,921,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.750%	07/15/14	Baa3		1,400	1,453,943

					3,374,943

Telecommunication Services — 0.1%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/23	Baa1		3,600	3,858,430
6.400%	09/15/33	Baa1		3,800	4,219,949
6.550%	09/15/43	Baa1		1,000	1,128,937

					9,207,316

Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	A2	MXN	65,000	4,648,750
Lynx I Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	Ba3	GBP	1,200	1,971,831
Qtel International Finance Ltd. (Qatar),
Gtd. Notes
4.750%	02/16/21	A2		4,000	4,210,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
9.125%	04/30/18	Ba3		1,100	1,273,250
VimpelCom Holdings BV (Russia),
Gtd. Notes, 144A
5.200%	02/13/19	Ba3		3,500	3,473,750
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.500%	01/15/21	Ba3	GBP	1,000	1,622,956

					17,200,537

Transportation
Con-way, Inc.,
Sr. Unsec’d. Notes
7.250%	01/15/18	Baa3		400	453,375

TOTAL CORPORATE BONDS (cost $376,713,262)					381,578,972

FOREIGN GOVERNMENT BONDS — 4.3%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.000%	08/20/20	Aaa	AUD	3,400	5,824,625
5.750%	05/15/21	Aaa	AUD	4,000	4,254,755

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, MTN, 144A
2.750%	03/05/15	(g)	NR		700	$721,560
Brazil Letras do Tesouro Nacional (Brazil),
Unsec’d. Notes
12.512%	01/01/17		Baa2	BRL	186,730	59,140,406
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/23		Baa2	BRL	7,400	3,036,807
Bundesrepublik Deutschland (Germany),
Unsec’d. Notes
2.000%	08/15/23		Aaa	EUR	400	551,270
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		Aaa	EUR	6,300	9,504,521
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		Aa3		800	834,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19		Baa3		1,000	1,211,000
Council of Europe Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.625%	12/14/15		Aaa	AUD	3,862	3,783,476
5.750%	09/16/14		Aaa	AUD	2,400	2,299,816
Deutsche Bundesrepublik Inflation Linked (Germany),
Bonds, TIPS
0.100%	04/15/23		Aaa	EUR	800	1,107,308
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23		Aa3	JPY	150,000	1,578,419
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	09/01/23		NR	AUD	600	339,091
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23		NR	AUD	2,900	1,694,076
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17		Aaa	NZD	2,800	2,298,094
Fondo de Reestructuracion Ordenada Bancaria (Spain),
Gov’t. Gtd. Notes
4.400%	10/21/13		NR	EUR	600	812,985
France Government Bond OAT (France),
Bonds
1.000%	05/25/18		Aa1	EUR	13,000	17,537,636
1.000%	11/25/18		Aa1	EUR	1,000	1,338,275
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17		Baa3		5,940	6,571,125
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes
1.971%(c)	03/25/14		Baa3	EUR	600	810,531
Gov’t. Gtd. Notes, MTN
4.000%	12/08/14		Baa3	GBP	1,200	1,979,718
4.530%	03/17/16		Baa3	CAD	100	98,631
5.000%	04/10/17		Baa3		500	525,836
6.125%	02/27/14		Baa3	AUD	500	464,004

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.500%	08/16/16		Aaa	NZD	1,000	$840,778
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.700%	09/15/18		Baa2	EUR	2,200	2,912,925
3.100%	09/15/26		Baa2	EUR	100	103,618
3.500%	11/01/17		Baa2	EUR	4,700	6,457,041
3.500%	06/01/18		Baa2	EUR	17,800	24,343,218
4.500%	07/15/15		Baa2	EUR	100	141,399
4.500%	08/01/18		Baa2	EUR	12,000	17,104,359
4.500%	05/01/23		Baa2	EUR	7,200	9,808,707
Bonds, TIPS
2.100%	09/15/21		Baa2	EUR	200	276,410
Sr. Unsec’d. Notes, TIPS
2.100%	09/15/17		Baa2	EUR	400	628,572
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.270%	02/19/18		Baa3	EUR	2,700	4,016,213
Korea Finance Corp. (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16		Aa3		1,000	1,042,100
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18		Baa1	MXN	10,000	760,115
7.000%	06/19/14		Baa1	MXN	120,000	9,377,024
10.000%	12/05/24		Baa1	MXN	4,900	492,349
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.990%(c)	01/04/18		A-(d)	MXN	53,400	4,081,342
4.010%(c)	01/30/20		A-(d)	MXN	54,700	4,173,316
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40		Baa1	MXN	1,400	578,623
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	11/20/35		Aaa	AUD	600	625,670
2.750%	11/20/25		Aaa	AUD	500	576,885
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	(g)	Aaa	NZD	4,800	3,764,310
5.000%	03/15/19		Aaa	NZD	10,400	8,988,595
5.500%	04/15/23		Aaa	NZD	5,700	5,067,661
6.000%	12/15/17		Aaa	NZD	1,500	1,345,866
6.000%	05/15/21		Aaa	NZD	6,200	5,670,897
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
8.375%	06/17/19		Baa3		1,000	1,266,250
Province of British Columbia (Canada),
Bonds
4.300%	06/18/42		Aaa	CAD	300	305,577
Province of Ontario (Canada),
Bonds
4.000%	06/02/21		Aa2	CAD	2,900	2,990,233
Sr. Unsec’d. Notes
2.450%	06/29/22		Aa2		800	749,486
Sr. Unsec’d. Notes, MTN
4.000%	10/07/19		Aa2		600	653,262
Unsec’d. Notes
3.150%	06/02/22		Aa2	CAD	7,500	7,207,660

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	Aa2	CAD	200	$219,044
Notes
4.250%	12/01/21	Aa2	CAD	1,100	1,145,194
Notes, MTN
7.295%	07/22/26	A+(d)		2,400	3,184,049
Sr. Unsec’d. Notes
2.750%	08/25/21	Aa2		2,200	2,146,496
Unsec’d. Notes
3.500%	12/01/22	Aa2	CAD	1,600	1,561,819
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37	Baa3		1,000	1,012,500
6.875%	01/17/18	Baa3		1,800	2,002,500
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	Baa2	GBP	2,100	3,375,605
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19	Baa2		3,600	4,365,000
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	Baa1	ZAR	6,700	695,902
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.875%	11/07/19	Baa3	EUR	500	702,873
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42	Baa1		400	410,000
RZD Capital Ltd. (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	Baa1	GBP	1,500	2,640,845
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes
5.125%	03/30/26	Ba1	EUR	1,000	1,154,347
Spanish Government Bond (Spain),
Bonds
2.750%	03/31/15	Baa3	EUR	1,000	1,377,066
3.000%	04/30/15	Baa3	EUR	300	414,459
3.750%	10/31/18	Baa3	EUR	3,300	4,583,517
4.500%	01/31/18	Baa3	EUR	6,600	9,519,043
5.850%	01/31/22	Baa3	EUR	2,300	3,489,983
Sr. Unsec’d. Notes
5.500%	07/30/17	Baa3	EUR	1,900	2,833,498
Sr. Unsec’d. Notes, 144A
5.400%	01/31/23	Baa3	EUR	1,700	2,498,552
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29	Baa3	GBP	200	298,601
State of North Rhine-Westphalia (Germany),
Sr. Unsec’d. Notes, MTN
3.250%	05/28/14	Aa1	NOK	25,400	4,255,559
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	09/07/39	Aa1	GBP	600	1,105,078
4.250%	12/07/40	Aa1	GBP	900	1,657,329
4.500%	12/07/42	Aa1	GBP	1,800	3,462,370
Unsec’d. Notes
3.250%	01/22/44	Aa1	GBP	4,700	7,198,753
4.250%	03/07/36	Aa1	GBP	400	735,068

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
4.500%	09/07/34	Aa1	GBP	1,200	$2,275,015
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
2.500%	07/26/16	Aa1	GBP	200	1,107,654
Bonds, TIPS
0.125%	03/22/24	Aa1	GBP	6,300	10,870,994
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17	Baa3	EUR	3,500	5,038,366
6.131%	04/03/18	Baa3	EUR	300	444,923

TOTAL FOREIGN GOVERNMENT BONDS (cost $340,393,588)					342,450,428

MUNICIPAL BONDS — 0.6%
California — 0.3%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	Aa1		2,700	3,338,496
Los Angeles County Public Works Financing Authority,
Revenue Bonds
7.618%	08/01/40	A1		5,600	6,688,304
San Diego County Regional Airport Authority,
Revenue Bonds
6.628%	07/01/40	A2		1,100	1,176,758
State of California,
General Obligation Unlimited
5.000%	06/01/37	A1		600	612,450
5.000%	11/01/37	A1		1,150	1,176,370
5.000%	04/01/38	A1		1,200	1,229,124
University of California,
Revenue Bonds
5.000%	05/15/25	Aa2		600	685,524
5.000%	05/15/26	Aa2		1,000	1,128,100
5.000%	05/15/27	Aa2		2,560	2,858,317
5.000%	05/15/28	Aa2		600	663,186
5.000%	05/15/29	Aa2		3,900	4,265,274

					23,821,903

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	A1		600	673,812

Kentucky
Kentucky State Property & Building Commission,
Revenue Bonds
5.373%	11/01/25	Aa3		600	648,978

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/25	A3		300	335,292
5.000%	01/01/26	A3		600	660,612
5.000%	01/01/27	A3		500	541,135

					1,537,039

New York — 0.2%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.750%	06/15/40	Aa2		500	554,535

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
New York City Transitional Finance Authority,
Revenue Bonds
4.725%	11/01/23	Aa1		200	$218,000
4.905%	11/01/24	Aa1		200	218,700
5.075%	11/01/25	Aa1		200	221,452
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/23	AAA(d)		2,000	2,308,840
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3		3,500	2,949,555
5.750%	11/01/30	Aa3		1,200	1,283,004
Triborough Bridge & Tunnel Authority,
Revenue Bonds
5.000%	11/15/25	Aa3		3,600	4,088,232

					11,842,318

Ohio
American Municipal Power, Inc.,
Revenue Bonds
5.939%	02/15/47	A1		700	707,875
8.084%	02/15/50	A3		800	1,038,048

					1,745,923

Texas — 0.1%
Dallas/Fort Worth International Airport,
Revenue Bonds
5.000%	11/01/32	A2		7,200	7,220,952

TOTAL MUNICIPAL BONDS (cost $49,548,216)					47,490,925

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.865%(c)	09/25/35	Caa2		277	241,045
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa		883	894,121
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.873%(c)	09/25/45	Ba3		216	199,596
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa3		56	45,116
Series 2006-J, Class 4A1
5.568%(c)	01/20/47	D(d)		1,656	1,316,715
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.870%(c)	05/25/35	Caa2		1,000	870,768
Series 2005-E, Class 2A1
2.799%(c)	06/25/35	Caa1		121	112,169
Series 2005-H, Class 2A1
2.444%(c)	09/25/35	CC(d)		61	56,174
Series 2005-H, Class 2A5
2.444%(c)	09/25/35	CC(d)		722	670,062
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
0.334%(c)	10/25/37	A3	EUR	581	659,491

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
12.414%(c)	04/26/37	NR	352	$95,502
Series 2011-RR4, Class 8A2, 144A
10.837%(c)	02/26/36	NR	2,700	957,552
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR	869	880,161
Series 2011-RR5, Class 12A1, 144A
5.238%(c)	03/26/37	NR	283	259,051
Series 2011-RR5, Class 12A2, 144A
5.238%(c)	03/26/37	NR	2,600	688,220
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.578%(c)	08/25/33	Baa1	15	14,463
Series 2003-7, Class 6A
2.636%(c)	10/25/33	Baa1	10	10,259
Series 2003-9, Class 2A1
2.974%(c)	02/25/34	Baa1	168	163,542
Series 2004-2, Class 22A
2.832%(c)	05/25/34	B1	28	26,660
Series 2004-10, Class 13A1
2.575%(c)	01/25/35	B3	164	153,365
Series 2004-10, Class 21A1
3.123%(c)	01/25/35	B1	279	275,428
Series 2004-10, Class 22A1
2.984%(c)	01/25/35	B2	97	93,373
Series 2005-1, Class 2A1
2.797%(c)	03/25/35	Caa2	69	65,451
Series 2005-2, Class A1
2.600%(c)	03/25/35	Ba2	218	220,503
Series 2005-2, Class A2
2.793%(c)	03/25/35	Baa3	57	56,497
Series 2005-4, Class 3A1
2.706%(c)	08/25/35	Caa2	930	825,762
Series 2005-5, Class A1
2.210%(c)	08/25/35	Baa3	18	18,308
Series 2005-5, Class A2
2.320%(c)	08/25/35	Ba1	493	495,141
Series 2005-8, Class A3, 144A
5.147%(c)	08/25/35	B3	351	355,963
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1
2.667%(c)	05/25/35	B3	2,509	2,307,680
Series 2005-7, Class 22A1
2.735%(c)	09/25/35	Caa3	353	290,096
Series 2005-9, Class 24A1
2.677%(c)	11/25/35	Ca	171	126,838
Series 2005-10, Class 24A1
2.434%(c)	01/25/36	Ca	303	207,714
Series 2006-2, Class 23A1
2.750%(c)	03/25/36	Ca	294	195,773
Series 2006-4, Class 21A1
2.611%(c)	08/25/36	Ca	260	169,811
Series 2006-5, Class 2A2
2.804%(c)	08/25/36	Caa3	404	274,723
Series 2006-6, Class 32A1
2.638%(c)	11/25/36	Caa3	527	349,462
Series 2006-8, Class 3A1

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.339%(c)	02/25/34	Baa1		128	$124,661
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.045%(c)	01/26/36	Caa3		1,837	1,415,113
Series 2007-R6, Class 2A1
2.492%(c)	12/26/46	Caa3		1,040	618,320
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.521%(c)	12/30/55	A2	EUR	4,880	6,276,700
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.537%(c)	03/31/48	A2	EUR	2,302	2,860,670
Chase Mortgage Finance Trust,
Series 2007-A1, Class 1A1
2.820%(c)	02/25/37	Baa1		180	182,464
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.829%(c)	03/25/34	Ba3		84	83,524
Series 2005-6, Class A1
2.270%(c)	09/25/35	B1		30	29,800
Series 2005-6, Class A2
2.290%(c)	09/25/35	B1		51	50,080
Series 2005-10, Class 1A2A
2.691%(c)	12/25/35	Caa3		83	54,543
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	Caa1		20	16,899
Series 2005-56, Class 2A2
2.083%(c)	11/25/35	Caa3		26	18,801
Series 2005-56, Class 2A3
1.543%(c)	11/25/35	Caa3		26	18,252
Series 2005-62, Class 2A1
1.099%(c)	12/25/35	Caa3		508	358,854
Series 2005-76, Class 2A1
1.153%(c)	02/25/36	Caa3		26	20,560
Series 2005-81, Class A1
0.459%(c)	02/25/37	Caa3		2,652	1,909,312
Series 2006-2CB, Class A14
5.500%	03/25/36	Ca		59	45,444
Series 2006-15CB, Class A1
6.500%	06/25/36	Ca		143	109,193
Series 2006-OA11, Class A1B
0.369%(c)	09/25/46	Ca		155	99,868
Series 2006-OA14, Class 2A1
0.369%(c)	11/25/46	Caa3		263	177,937
Series 2006-OA19, Class A1
0.360%(c)	02/20/47	Caa3		893	587,879
Series 2006-OA22, Class A1
0.339%(c)	02/25/47	Caa3		222	177,223
Series 2007-OA4, Class A1
0.349%(c)	05/25/47	Ca		1,030	830,489
Series 2007-16CB, Class 5A1
6.250%	08/25/37	Caa3		52	41,435
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.823%(c)	08/25/34	Caa1		168	145,767
Series 2004-12, Class 12A1
2.666%(c)	08/25/34	Caa1		512	469,491

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-22, Class A3
2.859%(c)	11/25/34	B3		34	$31,476
Series 2004-HYB5, Class 2A1
2.551%(c)	04/20/35	Baa1		129	130,435
Series 2005-2, Class 1A1
0.499%(c)	03/25/35	Caa3		1,070	740,031
Series 2005-9, Class 1A1
0.479%(c)	05/25/35	Caa2		1,057	879,810
Series 2005-HYB6, Class 5A1
4.976%(c)	10/20/35	Caa2		291	238,497
Series 2005-HYB9, Class 5A1
2.423%(c)	02/20/36	Ca		482	365,552
Series 2005-R2, Class 1AF1, 144A
0.519%(c)	06/25/35	Ba1		41	35,828
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.455%(c)	08/25/33	A3		27	27,254
Series 2004-AR6, Class 9A2
0.919%(c)	10/25/34	Aaa		97	93,157
Credit Suisse Mortgage Capital Certificates,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37	Caa3		281	159,647
Credit SuisseCommercial Mortgage,
Series 2010-18R, Class 4A4, 144A
2.569%(c)	04/26/38	NR		1,700	1,643,354
Crusade Global Trust (Australia),
Series 2004-2, Class A2
0.366%(c)	11/19/37	Aaa	EUR	86	115,640
Series 2005-2, Class A2
2.798%(c)	08/14/37	Aaa	AUD	602	554,226
Deutsche Alt-A Securities, Inc. Alternate Loan Trust,
Series 2006-AB4, Class A6A2
5.886%	10/25/36	Caa3		127	94,019
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18	Baa2		201	207,023
Series 2006-AB4, Class A1B1
0.279%(c)	10/25/36	Ca		17	9,132
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.677%(c)	12/10/44	Aa2	GBP	2,405	3,604,100
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35	Aaa		145	159,734
Series 2006-16, Class FC
0.479%(c)	03/25/36	Aaa		97	97,376
Series 2006-118, Class A2
0.252%(c)	12/25/36	Aaa		130	127,661
Series 2011-3, Class FA
0.859%(c)	02/25/41	Aaa		534	537,593
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.554%(c)	07/25/44	Aaa		411	418,549
First Horizon Alternative Mortgage Securities,
Series 2005-AA1, Class 1A1
2.279%(c)	03/25/35	Caa3		799	622,809

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
First Horizon Asset Securities, Inc.,
Series 2007-AR1, Class 1A1
2.617%(c)	05/25/37	D(d)		681	$541,115
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.610%(c)	10/18/54	Aa3	GBP	2,000	3,288,243
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36	Aaa		404	443,484
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34	Aaa		619	679,529
Series 3172, Class FK
0.632%(c)	08/15/33	Aaa		574	577,079
Series 3174, Class FM
0.422%(c)	05/15/36	Aaa		39	39,215
Freddie Mac Strips,
Series 278, Class F1
0.632%(c)	09/15/42	Aaa		1,430	1,416,016
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.960%(c)	04/24/47	Aaa	GBP	723	1,184,989
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.480%(c)	03/20/37	Aaa		498	499,256
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.380%(c)	12/20/54	Aaa		737	726,295
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.766%(c)	07/20/43	Aaa		726	719,955
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.806%(c)	10/25/33	BB(d)		773	764,102
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.940%(c)	03/25/33	NR		10	9,596
Series 2005-AR1, Class 1A1
3.014%(c)	01/25/35	BBB+(d)		56	55,007
Series 2005-AR2, Class 2A1
2.810%(c)	04/25/35	Caa1		529	520,676
Series 2005-AR3, Class 6A1
2.786%(c)	05/25/35	Caa2		551	494,437
Series 2006-AR1, Class 2A1
2.796%(c)	01/25/36	D(d)		290	266,973
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.595%(c)	05/19/33	BBB+(d)		33	32,567
Series 2004-1, Class 2A
2.562%(c)	04/19/34	Baa2		182	180,334
Series 2005-2, Class 2A1A
0.401%(c)	05/19/35	Caa3		835	679,142
Series 2005-4, Class 3A1
2.749%(c)	07/19/35	Caa3		61	51,595
Series 2005-10, Class 2A1A
0.491%(c)	11/19/35	Caa3		905	708,700
Series 2006-1, Class 2A1A
0.421%(c)	03/19/36	Caa3		570	378,322

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-5, Class 2A1A
0.361%(c)	07/19/46	Caa3		148	$95,086
Series 2006-SB1, Class A1A
1.008%(c)	12/19/36	Caa3		535	388,799
Holmes Master Issuer PLC (United Kingdom),
Series 2011-1X, Class A3, 144A
1.568%(c)	10/15/54	Aaa	EUR	1,268	1,724,390
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.785%(c)	11/25/35	Caa1		140	120,479
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.419%(c)	07/25/35	Caa2		85	72,912
Series 2006-AR12, Class A1
0.369%(c)	09/25/46	Caa2		394	309,265
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.105%(c)	11/25/33	BB+(d)		17	17,180
Series 2005-A2, Class 7CB1
4.025%(c)	04/25/35	Ba3		135	134,134
Series 2005-A6, Class 2A1
2.758%(c)	08/25/35	B(d)		71	70,044
Series 2005-ALT1, Class 3A1
2.557%(c)	10/25/35	CCC(d)		166	132,304
Series 2006-A1, Class 3A2
2.794%(c)	02/25/36	D(d)		86	73,375
Series 2007-A1, Class 1A1
2.818%(c)	07/25/35	Ba3		77	76,728
Series 2007-S3, Class 1A90
7.000%	08/25/37	D(d)		414	375,939
Lanark Master Issuer PLC (United Kingdom),
Series 2012-2A, Class 1A, 144A
1.662%(c)	12/22/54	Aaa		1,400	1,422,300
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.510%(c)	09/21/38	Aaa		3,891	3,956,634
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.384%(c)	01/01/61	Aaa	EUR	2,400	2,820,102
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.167%(c)	12/15/49	AA-(d)	GBP	3,755	5,682,861
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.285%(c)	12/25/33	Baa3		205	200,073
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.313%(c)	02/25/33	BB+(d)		94	88,022
Series 2005-A8, Class A3A2
0.429%(c)	08/25/36	B2		31	28,767
Series 2005-A10, Class A
0.389%(c)	02/25/36	B2		239	217,346
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.666%(c)	10/25/35	Ba2		93	89,353
Series 2005-2, Class 2A
2.380%(c)	10/25/35	B1		668	666,240

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.262%(c)	06/25/36		B3		221	$200,880
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.632%(c)	10/07/20		Aaa		404	405,946
Series 2010-R2, Class 1A
0.544%(c)	11/06/17		Aaa		399	399,520
Series 2010-R3, Class 1A
0.742%(c)	12/08/20		Aaa		309	310,647
Series 2010-R3, Class 2A
0.742%(c)	12/08/20		Aaa		2,250	2,270,704
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.455%(c)	12/01/50		Aa1	EUR	704	813,034
Series 2007-3X, Class A2B
0.824%(c)	12/15/50		Aaa	EUR	3,100	3,872,932
Series 2007-3X, Class A3
1.517%(c)	12/15/50		Aa2	GBP	1,600	2,304,308
Series 2007-3X, Class BA
1.767%(c)	12/15/50		Baa2	GBP	400	521,226
Permanent Master Issuer PLC (United Kingdom),
Series 2011-1A, Class 1A1, 144A
1.668%(c)	07/15/42	(g)	Aaa		1,700	1,705,651
Series 2011-1A, Class 1A3, 144A
1.518%(c)	07/15/42		Aaa	EUR	3,800	5,155,658
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.504%(c)	08/25/33		Baa1		90	90,407
Puma Finance Ltd. (Australia),
Series G5, Class A1, 144A
0.403%(c)	02/21/38		Aaa		138	135,933
RALI Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		Caa3		212	186,434
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.359%(c)	06/25/46		Ca		837	356,228
Series 2007-QO2, Class A1
0.329%(c)	02/25/47		Ca		412	234,246
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.629%(c)	04/25/35		CCC(d)		501	369,897
Series 2006-R1, Class A2
0.579%(c)	01/25/46		Caa3		125	56,508
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.063%(c)	09/25/35		Caa3		499	400,474
Series 2006-SA1, Class 2A1
3.964%(c)	02/25/36		Caa2		102	85,736
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.677%(c)	12/15/43		Aa2	GBP	1,080	1,542,940
Series 2007-1X, Class M1B
0.737%(c)	12/15/43		Aa2	GBP	1,115	1,484,337
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.708%(c)	12/12/36		Aa1	GBP	1,297	1,894,096

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.384%(c)	07/20/36	B1		256	$228,854
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.485%(c)	02/25/34	Baa1		300	299,786
Series 2004-4, Class 3A2
2.550%(c)	04/25/34	Ba2		47	47,063
Series 2004-12, Class 7A1
2.569%(c)	09/25/34	Ba2		44	44,329
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		68	65,310
Series 2005-18, Class 6A1
2.498%(c)	09/25/35	Caa2		839	791,630
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.841%(c)	10/19/34	Baa1		16	15,916
Series 2005-AR5, Class A2
0.434%(c)	07/19/35	Baa1		379	355,839
Series 2006-AR3, Class 12A1
0.399%(c)	05/25/36	Caa3		240	149,736
Series 2007-AR4, Class A3
0.399%(c)	09/25/47	C		700	452,211
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
2.630%(c)	10/28/35	CC(d)		43	40,997
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.972%(c)	11/07/40	AAA(d)	AUD	264	248,508
SWAN Trust (Australia),
Series 2006-1E, Class A2
2.880%(c)	05/12/37	Aaa	AUD	215	199,750
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%	09/25/36	C		284	68,104
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
1.429%(c)	06/25/47	B3		182	163,033
Series 2007-3, Class 3A1
5.750%(c)	06/25/47	Caa1		368	343,549
Torrens Trust (Australia),
Series 2007-1, Class A
2.983%(c)	10/19/38	Aaa	AUD	186	172,657
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
3.510%(c)	03/20/37	NR		247	222,472
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.629%(c)	04/25/35	CCC(d)		1,576	1,128,910
Series 2006-AR5, Class 3A
1.093%(c)	07/25/46	Ca		69	36,101
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.353%(c)	11/25/42	B3		2	2,241
Series 2003-AR5, Class A7
2.449%(c)	06/25/33	Baa1		12	11,727
Series 2005-AR10, Class 3A1
5.256%(c)	08/25/35	CC(d)		28	26,787

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-AR16, Class 1A3
2.467%(c)	12/25/35	CCC(d)	1,133	$1,035,643
Series 2006-AR2, Class 2A1
4.505%(c)	03/25/36	CC(d)	384	355,531
Series 2006-AR5, Class A12A
1.133%(c)	06/25/46	Caa1	108	93,499
Series 2006-AR7, Class 3A
2.454%(c)	07/25/46	B2	390	352,573
Series 2006-AR10, Class 1A2
2.382%(c)	09/25/36	D(d)	107	90,759
Series 2006-AR13, Class 2A
2.454%(c)	10/25/46	Caa2	209	190,697
Series 2006-AR15, Class 2A
2.454%(c)	11/25/46	Caa1	140	124,833
Series 2006-AR19, Class 1A1A
0.883%(c)	01/25/47	Caa2	236	221,464
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.090%(c)	02/25/33	Baa1	10	9,914
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.626%(c)	09/25/34	Baa1	80	80,775
Series 2005-AR11, Class 1A1
2.666%(c)	06/25/35	Ba3	300	298,778
Series 2006-AR2, Class 2A1
2.642%(c)	03/25/36	CCC(d)	724	722,687
Series 2006-AR2, Class 2A3
2.642%(c)	03/25/36	CCC(d)	517	511,462
Series 2006-AR6, Class 3A1
2.729%(c)	03/25/36	B3	328	313,339
Series 2006-AR8, Class 3A1
2.708%(c)	04/25/36	CC(d)	201	192,319
Series 2006-AR10, Class 5A6
2.612%(c)	07/25/36	D(d)	405	382,272

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $102,867,189)				110,167,494

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal Home Loan Bank
0.020%	01/03/14	62,806	62,802,734
Federal Home Loan Mortgage Corp.
2.500%(c)	10/02/19-03/01/35	2,325	2,351,627
4.500%	03/01/39-09/01/41	2,941	3,132,304
5.500%	10/01/36	39	41,968
Federal National Mortgage Assoc.
1.250%	03/14/14	1,000	1,005,276
1.359%(c)	11/01/42-07/01/44	240	245,388
1.625%	11/27/18	10,800	10,754,910
1.875%	09/18/18	16,100	16,274,041
2.260%(c)	06/01/35	109	115,749
2.375%(c)	09/01/19	2	1,565
2.500%	07/01/28-07/01/43	28,806	27,697,322
2.500%	TBA	4,000	4,022,500
3.000%	01/01/43-08/01/43	51,000	49,866,897
3.000%	TBA	9,000	8,791,875
3.000%	TBA	13,000	12,662,814
4.000%	12/01/40-08/01/41	836	877,305
4.295%	06/01/21	2,991	3,292,176

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	03/01/25-02/01/41		357	$379,557
5.000%	04/01/30		595	651,269
5.500%	12/01/36		73	79,749
6.000%	06/01/38		338	369,585
Government National Mortgage Assoc.
2.500%	12/15/42-03/15/43		5,000	4,664,137
3.000%	08/15/42-08/15/43		38,947	38,463,444
4.500%	06/15/40-03/15/41		5,375	5,819,605
Overseas Private Investment Corp., Gov’t. Gtd. Notes
4.140%	05/15/30		1,000	1,052,500

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $250,473,084)				255,416,297

U.S. TREASURY OBLIGATIONS — 12.8%
U.S. Treasury Bonds
2.750%	08/15/42-11/15/42	(v)	6,900	5,717,701
3.125%	11/15/41	(h)(k)	3,000	2,705,157
3.625%	08/15/43		7,400	7,314,441
3.875%	08/15/40	(h)(k)	4,800	5,001,749
4.250%	11/15/40	(h)(k)	1,800	1,994,906
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-04/15/18		79,900	84,628,341
0.125%	01/15/22	(h)(k)	38,550	39,285,866
0.125%	07/15/22	(k)	137,300	137,374,595
0.125%	01/15/23	(k)	78,900	77,675,926
0.375%	07/15/23		14,900	14,878,911
0.500%	04/15/15		2,000	2,202,263
0.625%	07/15/21-02/15/43		40,150	40,289,190
0.750%	02/15/42		1,000	884,770
1.125%	01/15/21		19,200	22,075,461
1.250%	04/15/14-07/15/20		31,000	36,238,984
1.375%	01/15/20		13,500	15,995,695
1.625%	01/15/15		3,400	4,298,472
1.750%	01/15/28	(h)(k)	5,100	6,367,664
1.875%	07/15/15-07/15/19		15,100	18,925,357
2.000%	01/15/14-01/15/26		22,700	29,962,771
2.010%	01/15/16		8,700	10,950,347
2.125%	01/15/19-02/15/41		11,900	14,915,020
2.375%	01/15/25-01/15/27		46,700	66,823,066
2.500%	01/15/29	(k)	10,500	14,041,706
3.375%	04/15/32		600	1,105,457
3.625%	04/15/28		3,150	6,289,528
3.875%	04/15/29	(k)	16,100	32,792,953
U.S. Treasury Notes
0.250%	02/28/14-08/31/14		52,949	53,003,642
0.375%	11/15/14		7,400	7,418,789
0.625%	04/30/18	(h)(k)	126,900	123,350,734
1.000%	05/15/14-09/30/19		18,400	17,735,072
1.250%	02/15/14-04/15/14		4,492	4,516,455
1.375%	06/30/18-05/31/20		21,200	20,915,239
1.500%	03/31/19		5,000	4,984,375
1.750%	03/31/14-05/15/23		4,300	4,172,597
1.875%	04/30/14		1,500	1,515,645
2.000%	07/31/20		2,800	2,807,000
2.125%	08/31/20		12,500	12,610,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.375%	06/30/18	61,300	$64,307,501

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,007,405,409)			1,018,073,696

TOTAL LONG-TERM INVESTMENTS (cost $6,564,182,536)			7,281,817,907

		Shares
SHORT-TERM INVESTMENTS — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $871,874,211; includes $269,375,923 of cash collateral for securities on loan)(b)(w)		871,874,211	871,874,211

		Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 4.5%
Barclays Capital, Inc., 0.040%, dated 09/27/13, due 10/04/13 in the amount of $23,300,181		23,300	23,300,000
Barclays Capital, Inc., 0.080%, dated 09/30/13, due 10/01/13 in the amount of $70,000,156		70,000	70,000,000
Credit Suisse Securities LLC, 0.100%, dated 09/30/13, due 10/01/13 in the amount of $67,400,187		67,400	67,400,000
Goldman Sachs & Co., 0.090%, dated 09/30/13, due 10/01/13 in the amount of $3,500,009		3,500	3,500,000
Goldman Sachs & Co., 0.090%, dated 09/30/13, due 10/01/13 in the amount of $37,600,094		37,600	37,600,000
J.P. Morgan Securities LLC, 0.090%, dated 09/30/13, due 10/01/13 in the amount of $77,700,194		77,700	77,700,000
J.P. Morgan Securities LLC, 0.100%, dated 09/30/13, due 10/01/13 in the amount of $37,600,104		37,600	37,600,000
Morgan Stanley Co. LLC, 0.090%, dated 09/30/13, due 10/01/13 in the amount of $37,600,094		37,600	37,600,000
RBS Securities, Inc., 0.040%, dated 09/30/13, due 10/01/13 in the amount of $600,001		600	600,000

TOTAL REPURCHASE AGREEMENTS (cost $355,300,000)			355,300,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.6%
Federal Home Loan Bank
0.040%	12/11/13			4,700	$4,699,817
0.070%	03/28/14			40,600	40,593,991
Federal Home Loan Mortgage Corp.
0.160%	02/04/14-02/11/14			2,400	2,399,737

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $47,683,775)					47,693,545

U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills
0.001%	12/05/13	(h)		100	99,999
0.003%	12/26/13			800	799,981
0.005%	12/19/13	(k)		15,350	15,349,494
0.005%	01/02/14			2,000	1,999,948
0.015%	02/27/14	(h)		670	669,973
0.020%	10/03/13			1,938	1,937,998
0.023%	03/13/14	(h)		36	35,996
0.025%	03/13/14			1,501	1,500,812
0.028%	02/27/14-03/13/14			1,092	1,091,918
0.040%	10/10/13	(h)		305	304,997
0.045%	10/10/13			664	663,998
0.050%	12/19/13			850	849,972
0.063%	01/30/14			188	187,995
0.130%	01/09/14	(h)		553	552,988
0.134%	08/21/14			18,900	18,887,244
0.135%	05/29/14	(h)		3,218	3,217,035
0.145%	02/06/14	(h)		846	845,955
0.176%	02/06/14			249	248,987

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,233,057)					49,245,290

FOREIGN TREASURY OBLIGATIONS(n) — 1.0%
Mexican Bonos
8.000%	12/19/13		MXN	170,000	13,102,682
Mexico Cetes
3.750%	03/06/14		MXN	2,160,000	16,243,853
3.830%	10/17/13		MXN	810,000	6,177,646
3.959%	04/03/14		MXN	2,390,000	17,923,676
3.960%	01/09/14		MXN	1,410,000	10,662,118
4.090%	10/03/13		MXN	2,230,000	17,031,445

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $84,922,236)					81,141,420

COMMERCIAL PAPER(n) — 0.2%
Banco Bilbao
3.120%	10/21/13			400	399,823
Daimler Finance North America LLC
1.070%	10/11/13			1,900	1,899,837
Hewlett-Packard Co.
0.950%	10/30/13			5,300	5,295,944
Santander SA
1.710%	10/11/13			300	299,941

Interest Rate	Maturity Date	Principal Amount (000)	Value
COMMERCIAL PAPER(n) (Continued)
Standard Chartered Bank
0.950%	10/01/13	3,900	$3,900,000

TOTAL COMMERCIAL PAPER (cost $11,794,543)			11,795,545

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Brent Crude Oil Futures,
expiring 10/31/13, Strike Price $118.75	JPMorgan Chase	3	30
expiring 11/29/13, Strike Price $118.75	JPMorgan Chase	3	510
expiring 12/31/13, Strike Price $118.75	JPMorgan Chase	3	1,170
Crude Oil Futures,
expiring 11/15/13, Strike Price $117.00	JPMorgan Chase	16	2,080
expiring 11/15/13, Strike Price $130.00	JPMorgan Chase	16	640
expiring 11/17/15, Strike Price $150.00	Morgan Stanley	25	4,250
ICE Brent Crude Oil Futures,
expiring 10/31/13, Strike Price $118.75	Goldman Sachs & Co.	7	70
expiring 11/29/13, Strike Price $118.75	Goldman Sachs & Co.	7	1,190
expiring 12/31/13, Strike Price $118.75	Goldman Sachs & Co.	7	2,730

			12,670

Put Options
Interest Rate Swap Options,
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	2,200	77,525
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	5,000	702,403
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	3,300	463,586
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC	4,800	674,307

			1,917,821

TOTAL OPTIONS PURCHASED (cost $1,548,634)			1,930,491

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

		Counterparty	Notional Amount (000)#	Value
TOTAL SHORT-TERM INVESTMENTS (cost $1,422,356,456)				$1,418,980,502

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 109.7% (cost $7,986,538,992)				8,700,798,409

Interest Rate	Maturity Date		Principal Amount (000)#
SECURITIES SOLD SHORT — (0.4)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.4)%
Federal Home Loan Mortgage Corp.
4.500%	TBA		5,000	(5,321,875)
Federal National Mortgage Assoc.
4.000%	TBA		3,000	(3,170,781)
4.500%	TBA		9,000	(9,559,688)
5.000%	TBA		1,000	(1,084,375)
5.500%	TBA		8,000	(8,720,000)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $27,629,375)				(27,856,719)

U.S. TREASURY OBLIGATION
U.S. Treasury Bonds
2.875%	05/15/43		2,700	(2,291,625)

(proceeds received $2,212,312)

TOTAL SECURITIES SOLD SHORT (proceeds received $29,841,687)				(30,148,344)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50	Goldman Sachs & Co.	EUR	92,000	(54,452)
Brent Crude Oil Futures,
expiring 10/11/13, Strike Price $118.00	Goldman Sachs & Co.		7	(350)
expiring 11/13/13, Strike Price $6.00	Deutsche Bank		53	(87,450)
Crude Oil Futures,
expiring 10/17/13, Strike Price $112.00	Goldman Sachs & Co.		7	(350)
FNMA,
expiring 11/06/13, Strike Price $104.50	JPMorgan Chase		18,000	(138,888)
Gold Future,
expiring 10/28/13, Strike Price $1,460.00	Goldman Sachs & Co.		1	(1,540)
expiring 10/28/13, Strike Price $1,500.00	Goldman Sachs & Co.		1	(1,680)
Heating Oil Futures,
expiring 10/31/13, Strike Price $330.00	JPMorgan Chase		126	—

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 11/29/13, Strike Price $330.00	JPMorgan Chase		126	$(189)
expiring 12/31/13, Strike Price $330.00	JPMorgan Chase		126	(995)
ICE Brent Crude Oil Futures,
expiring 11/11/13, Strike Price $140.00	JPMorgan Chase		16	(800)
expiring 11/10/15, Strike Price $160.00	Morgan Stanley		25	(5,750)
Interest Rate Swap Options,
Pay a fixed rate of 0.50%and receive a floatingrate based on 6-month Euribor, expiring 10/24/13	Deutsche Bank	EUR	8,700	(2,970)
Pay a fixed rate of 0.50%and receive a floatingrate based on 6-month Euribor, expiring 10/24/13	Royal Bank of Scotland Group PLC	EUR	12,100	(4,130)
Pay a fixed rate of 2.50%and receive a floatingrate based on 3-month LIBOR, expiring 01/27/14	Royal Bank of Scotland Group PLC		23,300	(104,829)
Pay a fixed rate of 0.40%and receive a floatingrate based on 3-month Euribor, expiring 03/12/14	Deutsche Bank	EUR	8,700	(9,818)
Pay a fixed rate of 0.40%and receive a floatingrate based on 3-month Euribor, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR	10,500	(11,850)
NCG Natural Gas Year Future,
expiring 11/25/13, Strike Price $4.30	BNP Paribas Bank		30	(1,470)
expiring 11/25/13, Strike Price $4.30	Morgan Stanley		120	(5,880)
New York Harbor Heating Oil Futures,
expiring 10/31/13, Strike Price $3.30	Goldman Sachs & Co.		294	(29)
expiring 11/29/13, Strike Price $3.30	Goldman Sachs & Co.		294	(1,176)
expiring 12/31/13, Strike Price $3.30	Goldman Sachs & Co.		294	(3,469)
WTI -Brent ICSO,
expiring 05/14/14, Strike Price $6.00	Goldman Sachs & Co.		16	(31,040)

				(469,105)

Put Options
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50	Goldman Sachs & Co.	EUR	92,000	(59,120)
Crude Oil European Style Futures,
expiring 11/15/13, Strike Price $77.00	JPMorgan Chase		16	(640)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Gold Future,
expiring 10/28/13, Strike Price $1,200.00	Goldman Sachs & Co.		—	(r)	$(1,440)
expiring 10/28/13, Strike Price $1,250.00	Goldman Sachs & Co.		2		(13,940)
ICE Brent Crude Oil Futures,
expiring 11/13/13, Strike Price $102.00	Goldman Sachs & Co.		4		(340)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 01/22/18, Strike Price $ —	Deutsche Bank		700		(4,302)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200		(5,097)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		700		(834)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		400		(477)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank		800		(1,052)
Interest Rate Swap Options,
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 10/18/13	Goldman Sachs & Co.		4,000		(1,972)
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 10/18/13	Goldman Sachs & Co.		1,800		(887)
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 10/18/13	Morgan Stanley		2,100		(1,035)
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 10/18/13	Morgan Stanley		1,800		(887)
Receive a fixed rate of 0.75% and pay a floating rate based on 6-month Euribor, expiring 10/24/13	Deutsche Bank	EUR	8,700		(1,202)
Receive a fixed rate of 0.75% and pay a floating rate based on 6-month Euribor, expiring 10/24/13	Royal Bank of Scotland Group PLC	EUR	12,100		(1,671)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 10/25/13	Barclays Capital Group	GBP	2,500		(19,789)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.75% and pay a floating rate based on 6-month GBP LIBOR, expiring 10/25/13	Deutsche Bank		1,900	$(15,039)
Receive a fixed rate of 1.75% and pay a floating rate based on 6-month GBP LIBOR, expiring 10/25/13	Morgan Stanley	GBP	3,200	(25,330)
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 10/28/13	Goldman Sachs & Co.		86,800	(594,372)
Receive a fixed rate of 3.50% and pay a floating rate based on 3-month LIBOR, expiring 11/29/13	Citigroup Global Markets		1,000	(1,430)
Receive a fixed rate of 3.50% and pay a floating rate based on 3-month LIBOR, expiring 01/27/14	Royal Bank of Scotland Group PLC		23,300	(109,925)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/14	Deutsche Bank	EUR	8,700	(10,266)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR	10,500	(12,390)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank		9,200	(26,311)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America		21,000	(730,762)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		13,900	(483,695)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC		20,200	(702,924)
NCG Natural Gas Year Future,
expiring 11/22/13, Strike Price $4.15	Morgan Stanley		60	(5,280)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 12/03/13, Strike Price $4.20	Morgan Stanley	240		$(29,760)
Platinum Gold Futures,
expiring 03/03/14, Strike Price $3.00	Goldman Sachs & Co.	—	(r)	(13,235)
expiring 03/04/14, Strike Price $ —	Deutsche Bank	—	(r)	(5,984)
WTI -Brent ICSO,
expiring 11/13/13, Strike Price $11.00	Goldman Sachs & Co.	4		(800)

				(2,882,188)

TOTAL OPTIONS WRITTEN (premiums received $2,850,704)				(3,351,293)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 109.3% (cost $7,953,846,601)				8,667,298,772
Liabilities in excess of other assets(x) — (9.3)%				(739,027,506)

NET ASSETS — 100.0%				$7,928,271,266

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
bps	Basis Points
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
iBoxx	Bond Market Indices
IO	Interest Only
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SDR	Special Drawing Rights
SFH	Single Family Housing
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced

XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $261,781,319; cash collateral of $269,375,923 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non- income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FHLB (coupon rate 2.205%, maturity date 12/05/22), FNMA (coupon rate 2.500%, maturity date 12/01/27), U.S. Treasury Inflation Indexed Notes (coupon rate 0.125%, maturity date 01/15/22) and U.S. Treasury Notes (coupon rates 0.625%-4.500%, maturity dates 12/31/15-09/30/ 20) with the aggregate value, including accrued interest, of $364,274,549.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
350	90 Day Euro Dollar	Jun. 2014	$87,176,250	$87,180,625	$4,375
641	90 Day Euro Dollar	Sep. 2014	159,493,538	159,568,938	75,400
728	90 Day Euro Dollar	Dec. 2014	180,835,950	181,071,800	235,850
419	90 Day Euro Dollar	Mar. 2015	104,030,399	104,100,550	70,151
544	90 Day Euro Dollar	Jun. 2015	134,848,624	134,959,600	110,976
330	90 Day Euro Dollar	Sep. 2015	81,711,807	81,708,000	(3,807)
156	90 Day Euro Dollar	Mar. 2016	38,567,440	38,428,650	(138,790)
54	90 Day Euro Dollar	Mar. 2017	13,099,725	13,163,850	64,125
175	90 Day Euro Euribor	Mar. 2015	58,864,451	58,855,759	(8,692)
354	90 Day Euro Euribor	Jun. 2015	118,948,193	118,943,052	(5,141)
568	90 Day Euro Euribor	Sep. 2015	190,659,718	190,644,769	(14,949)
262	90 Day Euro Euribor	Dec. 2015	87,845,755	87,831,922	(13,833)
27	90 Day Euro Euribor	Mar. 2016	9,057,317	9,038,597	(18,720)
169	90 Day Sterling	Sep. 2014	33,945,139	33,949,794	4,655
1,379	90 Day Sterling	Dec. 2014	276,591,812	276,743,221	151,409
976	90 Day Sterling	Mar. 2015	195,933,240	195,640,440	(292,800)
386	90 Day Sterling	Jun. 2015	77,198,438	77,257,022	58,584
178	2 Year U.S. Treasury Notes	Dec. 2013	39,096,031	39,207,281	111,250
56	5 Year Euro-Bobl	Dec. 2013	9,320,639	9,427,528	106,889
261	5 Year U.S. Treasury Notes	Dec. 2013	31,103,259	31,593,234	489,975
69	10 Year Australian Treasury Bonds	Dec. 2013	54,252,720	54,421,843	169,123
296	10 Year Euro-Bund	Dec. 2013	56,046,322	56,262,345	216,023
41	10 Year Japanese Bonds	Dec. 2013	59,604,049	60,114,146	510,097
217	10 Year U.S. Treasury Notes	Dec. 2013	26,831,711	27,426,766	595,055
10	Euro-BTP Italian Government Bond	Dec. 2013	1,473,633	1,493,276	19,643
25	Euro-OAT	Dec. 2013	4,411,686	4,480,979	69,293
913	Mini MSCI EAFE Index	Dec. 2013	82,414,168	82,863,880	449,712
117	Russell 2000 Mini Index	Dec. 2013	12,286,170	12,535,380	249,210
532	S&P 500 Index	Dec. 2013	223,736,776	222,681,900	(1,054,876)

					2,210,187

Short Positions:
8	10 Year Canadian Government Bonds	Dec. 2013	995,447	1,006,864	(11,417)
253	10 Year U.K. Gilt	Dec. 2013	44,332,475	45,185,300	(852,825)
559	10 Year U.S. Treasury Notes	Dec. 2013	69,683,047	70,652,360	(969,313)
3	20 Year U.S. Treasury Bonds	Dec. 2013	388,102	400,125	(12,023)
23	Euro-OAT	Dec. 2013	4,054,046	4,122,501	(68,455)

					(1,914,033)

					$296,154

Commodity futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
11	Brent Crude	Dec. 2014	$1,105,650	$1,105,170	$(480)
25	Henry Hub Natural Gas Swap	Jan. 2016	273,600	271,500	(2,100)
25	Henry Hub Natural Gas Swap	Feb. 2016	273,425	270,187	(3,238)
25	Henry Hub Natural Gas Swap	Mar. 2016	273,425	265,813	(7,612)
25	Henry Hub Natural Gas Swap	Apr. 2016	273,425	250,937	(22,488)
25	Henry Hub Natural Gas Swap	May 2016	273,425	251,563	(21,862)
25	Henry Hub Natural Gas Swap	Jun. 2016	273,425	253,063	(20,362)
25	Henry Hub Natural Gas Swap	Jul. 2016	273,425	255,063	(18,362)
25	Henry Hub Natural Gas Swap	Aug. 2016	273,425	256,000	(17,425)
25	Henry Hub Natural Gas Swap	Sep. 2016	273,425	256,000	(17,425)
25	Henry Hub Natural Gas Swap	Oct. 2016	273,425	257,500	(15,925)
25	Henry Hub Natural Gas Swap	Nov. 2016	273,425	262,438	(10,987)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Commodity futures contracts open at September 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
25	Henry Hub Natural Gas Swap	Dec. 2016	$273,425	$274,000	$575
9	Mill Wheat Euro	Nov. 2013	147,173	117,647	(29,526)
39	Natural Gas	May 2014	1,588,682	1,474,980	(113,702)
295	Natural Gas	Oct. 2014	12,530,455	11,425,350	(1,105,105)
68	Soybean	May 2014	4,256,513	4,244,900	(11,613)
7	WTI Crude	Jun. 2014	686,960	675,080	(11,880)
8	WTI Crude	Sep. 2014	755,170	754,080	(1,090)
11	WTI Crude	Mar. 2015	998,930	997,590	(1,340)
14	WTI Crude	Sep. 2015	1,233,400	1,229,620	(3,780)
53	WTI Light Sweet Crude Oil	Dec. 2013	5,585,940	5,400,700	(185,240)

					(1,620,967)

Short Positions:
53	Brent Crude	Dec. 2013	5,808,840	5,693,790	115,050
7	Brent Crude	Jun. 2014	742,410	723,520	18,890
8	Brent Crude	Sep. 2014	814,710	814,800	(90)
11	Brent Crude	Mar. 2015	1,091,410	1,091,530	(120)
11	Henry Hub Natural Gas Swap	Feb. 2014	116,338	105,517	10,821
11	Henry Hub Natural Gas Swap	Mar. 2014	116,338	104,775	11,563
11	Henry Hub Natural Gas Swap	Apr. 2014	116,338	103,427	12,911
11	Henry Hub Natural Gas Swap	May 2014	116,288	104,005	12,283
11	Henry Hub Natural Gas Swap	Jun. 2014	116,338	104,803	11,535
11	Henry Hub Natural Gas Swap	Jul. 2014	116,338	105,710	10,628
11	Henry Hub Natural Gas Swap	Aug. 2014	116,338	106,123	10,215
11	Henry Hub Natural Gas Swap	Sep. 2014	116,338	106,013	10,325
11	Henry Hub Natural Gas Swap	Sep. 2014	116,338	105,353	10,985
11	Henry Hub Natural Gas Swap	Oct. 2014	116,338	106,508	9,830
11	Henry Hub Natural Gas Swap	Nov. 2014	116,338	108,460	7,878
11	Henry Hub Natural Gas Swap	Dec. 2014	116,338	112,833	3,505
334	Natural Gas	Apr. 2014	13,888,696	12,561,740	1,326,956
3	No. 2 Soft Red Winter Wheat	Dec. 2013	99,369	101,775	(2,406)
80	Soybean	Nov. 2013	5,280,732	5,131,000	149,732
10	Soybean Meal	Dec. 2013	360,554	405,400	(44,846)
11	WTI Crude	Dec. 2014	1,019,600	1,017,940	1,660
7	WTI Crude	Jun. 2015	625,940	624,470	1,470
7	WTI Crude	Dec. 2015	611,520	609,490	2,030

					1,690,805

					$69,838

(1)	Cash of $1,772,000 and U.S. Treasury Securities, with a market value of $20,264,289 have been segregated to cover requirement for open futures contracts as of September 30, 2013. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/02/13	Barclays Capital Group	AUD	1,181	$1,064,320	$1,101,593	$37,273
Expiring 10/02/13	JPMorgan Chase	AUD	7,253	6,738,842	6,765,324	26,482
Expiring 10/02/13	JPMorgan Chase	AUD	1,385	1,279,502	1,291,876	12,374
Expiring 10/02/13	JPMorgan Chase	AUD	1,298	1,223,051	1,210,725	(12,326)
Expiring 10/02/13	Morgan Stanley	AUD	44,986	42,074,281	41,961,241	(113,040)
Expiring 10/02/13	Morgan Stanley	AUD	8,097	7,587,148	7,552,575	(34,573)
Expiring 10/02/13	UBS Securities	AUD	5,519	5,146,611	5,147,914	1,303
Expiring 11/04/13	BNP Paribas	AUD	1,560	1,457,151	1,451,738	(5,413)
Expiring 11/04/13	JPMorgan Chase	AUD	2,103	1,967,775	1,957,055	(10,720)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/13	Barclays Capital Group	BRL	29,838	$13,440,401	$13,455,796	$15,395
Expiring 10/02/13	Deutsche Bank	BRL	35,511	15,999,573	16,014,292	14,719
Expiring 10/02/13	JPMorgan Chase	BRL	57,033	25,575,301	25,719,932	144,631
Expiring 10/02/13	Morgan Stanley	BRL	44,944	19,821,031	20,268,320	447,289
Expiring 10/02/13	Morgan Stanley	BRL	35,843	16,174,739	16,164,089	(10,650)
Expiring 10/02/13	Morgan Stanley	BRL	6,499	2,691,471	2,930,813	239,342
Expiring 10/02/13	Morgan Stanley	BRL	3,749	1,681,301	1,690,809	9,508
Expiring 10/02/13	Morgan Stanley	BRL	3,176	1,400,452	1,432,055	31,603
Expiring 10/02/13	UBS Securities	BRL	2,900	1,300,680	1,308,035	7,355
Expiring 11/04/13	Credit Suisse First Boston Corp.	BRL	7,733	3,330,473	3,458,322	127,849
Expiring 11/04/13	Credit Suisse First Boston Corp.	BRL	7,402	3,188,091	3,310,474	122,383
Expiring 11/04/13	Morgan Stanley	BRL	6,499	2,845,990	2,906,555	60,565
British Pound,
Expiring 10/02/13	Barclays Capital Group	GBP	7,384	11,596,941	11,953,818	356,877
Expiring 10/02/13	Citigroup Global Markets	GBP	3,203	5,005,937	5,185,276	179,339
Expiring 10/02/13	Citigroup Global Markets	GBP	1,675	2,617,841	2,711,626	93,785
Expiring 10/02/13	Deutsche Bank	GBP	37,090	59,203,696	60,044,946	841,250
Expiring 10/02/13	Goldman Sachs & Co.	GBP	4,552	7,289,573	7,369,147	79,574
Expiring 10/02/13	Hong Kong & Shanghai Bank	GBP	3,831	5,950,031	6,201,933	251,902
Expiring 11/04/13	Barclays Capital Group	GBP	11,637	18,837,859	18,833,723	(4,136)
Expiring 11/04/13	JPMorgan Chase	GBP	1,318	2,112,374	2,133,096	20,722
Canadian Dollar,
Expiring 10/03/13	Barclays Capital Group	CAD	316	306,000	306,577	577
Chilean Peso,
Expiring 12/05/13	Hong Kong & Shanghai Bank	CLP	285,963	547,612	561,154	13,542
Chinese Yuan,
Expiring 10/17/13	UBS Securities	CNY	66,173	10,744,124	10,801,136	57,012
Expiring 04/25/14	Barclays Capital Group	CNY	3,894	640,000	631,554	(8,446)
Expiring 04/25/14	Citigroup Global Markets	CNY	19,398	3,180,000	3,145,771	(34,229)
Expiring 04/25/14	Citigroup Global Markets	CNY	3,171	522,000	514,265	(7,735)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	11,644	1,912,000	1,888,319	(23,681)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	2,598	427,000	421,365	(5,635)
Expiring 04/25/14	JPMorgan Chase	CNY	11,634	1,912,000	1,886,768	(25,232)
Expiring 04/25/14	JPMorgan Chase	CNY	7,399	1,213,000	1,199,943	(13,057)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	19,406	3,180,000	3,147,060	(32,940)
Expiring 04/25/14	UBS Securities	CNY	2,605	427,000	422,404	(4,596)
Expiring 04/25/14	UBS Securities	CNY	2,592	427,000	420,326	(6,674)
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	351,278	(8,722)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	121,082	(4,884)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,257,286	(53,962)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	559,400	(22,418)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	233,969	(5,031)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	166,151	(3,849)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	117,379	(2,621)
Euro,
Expiring 10/02/13	Citigroup Global Markets	EUR	11,492	15,128,023	15,547,033	419,010
Expiring 10/02/13	Citigroup Global Markets	EUR	9,149	12,216,104	12,377,289	161,185
Expiring 10/02/13	Goldman Sachs & Co.	EUR	94,712	128,164,758	128,132,276	(32,482)
Expiring 10/02/13	Goldman Sachs & Co.	EUR	15,028	20,335,890	20,330,736	(5,154)
Expiring 10/02/13	Goldman Sachs & Co.	EUR	7,031	9,514,349	9,511,938	(2,411)
Expiring 10/02/13	Goldman Sachs & Co.	EUR	6,643	8,876,729	8,987,030	110,301
Expiring 10/02/13	Hong Kong & Shanghai Bank	EUR	3,607	4,882,596	4,879,755	(2,841)
Expiring 10/02/13	UBS Securities	EUR	28,152	37,962,494	38,085,152	122,658
Expiring 10/02/13	UBS Securities	EUR	1,064	1,416,247	1,439,440	23,193
Expiring 10/04/13	BNP Paribas	EUR	2,044	2,767,083	2,765,253	(1,830)
Expiring 10/11/13	JPMorgan Chase	EUR	648	843,372	876,671	33,299
Expiring 11/04/13	Barclays Capital Group	EUR	8,344	11,298,694	11,289,177	(9,517)
Expiring 11/04/13	JPMorgan Chase	EUR	4,861	6,555,608	6,576,785	21,177

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 11/04/13	JPMorgan Chase	EUR	603	$813,949	$815,840	$1,891
Hong Kong Dollar,
Expiring 10/17/13	Citigroup Global Markets	HKD	636	82,000	81,975	(25)
Indian Rupee,
Expiring 10/17/13	Barclays Capital Group	INR	23,305	3,877,778	3,702,426	(175,352)
Expiring 10/17/13	Citigroup Global Markets	INR	1,554,800	1,475,142	1,338,239	(136,903)
Expiring 10/17/13	Deutsche Bank	INR	312,167	5,116,647	4,959,244	(157,403)
Japanese Yen,
Expiring 10/02/13	Deutsche Bank	JPY	147,867	1,507,000	1,504,334	(2,666)
Expiring 10/03/13	Credit Suisse First Boston Corp.	JPY	47,656	482,000	484,839	2,839
Expiring 10/17/13	Barclays Capital Group	JPY	1,144,400	11,648,833	11,643,756	(5,077)
Expiring 10/17/13	Barclays Capital Group	JPY	6,731	70,173	68,485	(1,688)
Expiring 10/17/13	Deutsche Bank	JPY	159,100	1,602,183	1,618,771	16,588
Expiring 10/17/13	Hong Kong & Shanghai Bank	JPY	310,900	3,169,286	3,163,268	(6,018)
Expiring 10/17/13	JPMorgan Chase	JPY	262,700	2,658,966	2,672,855	13,889
Expiring 10/17/13	Morgan Stanley	JPY	800,100	8,061,766	8,140,659	78,893
Expiring 11/05/13	Citigroup Global Markets	JPY	13,440	137,000	136,765	(235)
Mexican Peso,
Expiring 12/17/13	Citigroup Global Markets	MXN	27,874	2,166,132	2,115,863	(50,269)
Expiring 12/17/13	Credit Suisse First Boston Corp.	MXN	45,482	3,506,000	3,452,422	(53,578)
Expiring 12/17/13	Deutsche Bank	MXN	22,560	1,748,000	1,712,464	(35,536)
Expiring 12/17/13	Deutsche Bank	MXN	20,297	1,567,000	1,540,674	(26,326)
Expiring 12/17/13	Deutsche Bank	MXN	8,338	644,000	632,961	(11,039)
Expiring 12/17/13	Goldman Sachs & Co.	MXN	14,508	1,123,000	1,101,278	(21,722)
Expiring 12/17/13	Hong Kong & Shanghai Bank	MXN	12,165	926,194	923,423	(2,771)
Expiring 12/17/13	JPMorgan Chase	MXN	12,164	925,970	923,347	(2,623)
Expiring 12/17/13	Morgan Stanley	MXN	10,632	814,000	807,060	(6,940)
Expiring 12/17/13	Morgan Stanley	MXN	1,101	85,000	83,580	(1,420)
Expiring 12/17/13	UBS Securities	MXN	11,333	874,000	860,246	(13,754)
Expiring 12/17/13	UBS Securities	MXN	8,065	618,000	612,215	(5,785)
New Zealand Dollar,
Expiring 10/01/13	Hong Kong & Shanghai Bank	NZD	197	162,872	163,606	734
Expiring 10/02/13	BPN Paribas Bank	NZD	1,272	1,033,326	1,056,304	22,978
Expiring 10/02/13	Morgan Stanley	NZD	33,234	27,494,156	27,598,415	104,259
Norwegian Krone,
Expiring 11/14/13	BNP Paribas	NOK	7,572	1,283,836	1,257,033	(26,803)
Russian Ruble,
Expiring 10/07/13	Deutsche Bank	RUB	746,385	23,253,683	23,006,931	(246,752)
Expiring 01/15/14	Hong Kong & Shanghai Bank	RUB	3,203	97,364	96,986	(378)
South African Rand,
Expiring 10/09/13	Citigroup Global Markets	ZAR	862	87,000	85,769	(1,231)
Expiring 10/09/13	Deutsche Bank	ZAR	5,412	550,964	538,224	(12,740)
Expiring 10/09/13	Deutsche Bank	ZAR	3,561	362,584	354,200	(8,384)
Expiring 10/09/13	UBS Securities	ZAR	49,921	4,949,766	4,965,089	15,323
Expiring 10/09/13	UBS Securities	ZAR	49,921	4,960,888	4,965,089	4,201

				$696,846,609	$699,669,455	$2,822,846

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/02/13	Barclays Capital Group	AUD	260	$234,313	$242,519	$(8,206)
Expiring 10/02/13	BPN Paribas Bank	AUD	3,067	2,804,686	2,860,782	(56,096)
Expiring 10/02/13	BPN Paribas Bank	AUD	1,595	1,466,075	1,487,756	(21,681)
Expiring 10/02/13	Citigroup Global Markets	AUD	41,990	37,639,836	39,166,685	(1,526,849)
Expiring 10/02/13	Citigroup Global Markets	AUD	9,278	8,316,799	8,654,168	(337,369)
Expiring 10/02/13	Citigroup Global Markets	AUD	5,553	4,977,709	5,179,628	(201,919)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 10/02/13	Citigroup Global Markets	AUD	2,438	$2,297,917	$2,274,074	$23,843
Expiring 10/02/13	Deutsche Bank	AUD	1,596	1,487,127	1,488,688	(1,561)
Expiring 10/02/13	Hong Kong & Shanghai Bank	AUD	2,925	2,688,736	2,728,329	(39,593)
Expiring 10/02/13	Hong Kong & Shanghai Bank	AUD	488	446,240	455,188	(8,948)
Expiring 10/02/13	UBS Securities	AUD	2,676	2,543,455	2,496,072	47,383
Expiring 11/04/13	Morgan Stanley	AUD	44,986	41,983,409	41,864,031	119,378
Expiring 11/04/13	Morgan Stanley	AUD	8,097	7,570,695	7,535,079	35,616
Expiring 11/04/13	UBS Securities	AUD	10,605	9,876,733	9,869,027	7,706
Expiring 11/04/13	UBS Securities	AUD	5,519	5,135,430	5,135,989	(559)
Expiring 11/04/13	UBS Securities	AUD	2,113	1,966,147	1,966,361	(214)
Brazilian Real,
Expiring 10/02/13	Barclays Capital Group	BRL	28,172	12,633,043	12,704,484	(71,441)
Expiring 10/02/13	Barclays Capital Group	BRL	1,666	759,000	751,312	7,688
Expiring 10/02/13	Deutsche Bank	BRL	35,511	15,924,239	16,014,292	(90,053)
Expiring 10/02/13	JPMorgan Chase	BRL	57,033	23,492,574	25,719,933	(2,227,359)
Expiring 10/02/13	Morgan Stanley	BRL	65,292	28,562,689	29,444,252	(881,563)
Expiring 10/02/13	Morgan Stanley	BRL	19,245	7,970,206	8,678,965	(708,759)
Expiring 10/02/13	Morgan Stanley	BRL	6,499	2,866,135	2,930,813	(64,678)
Expiring 10/02/13	Morgan Stanley	BRL	3,176	1,315,108	1,432,055	(116,947)
Expiring 10/02/13	UBS Securities	BRL	1,728	787,000	779,384	7,616
Expiring 10/02/13	UBS Securities	BRL	1,172	529,000	528,652	348
Expiring 11/04/13	Barclays Capital Group	BRL	29,838	13,345,420	13,344,426	994
Expiring 11/04/13	Barclays Capital Group	BRL	790	331,000	353,477	(22,477)
Expiring 11/04/13	Morgan Stanley	BRL	44,944	19,681,719	20,100,565	(418,846)
Expiring 11/04/13	Morgan Stanley	BRL	3,176	1,390,609	1,420,202	(29,593)
Expiring 01/03/14	Deutsche Bank	BRL	35,511	15,684,401	15,680,169	4,232
Expiring 01/03/14	Morgan Stanley	BRL	35,843	15,859,832	15,826,841	32,991
British Pound,
Expiring 10/02/13	Barclays Capital Group	GBP	776	1,218,747	1,256,252	(37,505)
Expiring 10/02/13	BPN Paribas Bank	GBP	46,406	72,006,908	75,126,442	(3,119,534)
Expiring 10/02/13	Deutsche Bank	GBP	1,719	2,716,828	2,782,857	(66,029)
Expiring 10/02/13	Hong Kong & Shanghai Bank	GBP	3,074	4,934,944	4,976,440	(41,496)
Expiring 10/02/13	Morgan Stanley	GBP	5,760	9,159,756	9,324,755	(164,999)
Expiring 11/04/13	Deutsche Bank	GBP	37,090	59,189,046	60,028,388	(839,342)
Expiring 11/04/13	JPMorgan Chase	GBP	2,251	3,601,967	3,643,096	(41,129)
Expiring 12/12/13	Royal Bank of Canada	GBP	9,495	14,830,715	15,363,093	(532,378)
Expiring 12/12/13	Royal Bank of Canada	GBP	697	1,088,679	1,127,759	(39,080)
Canadian Dollar,
Expiring 12/23/13	Citigroup Global Markets	CAD	14,743	14,373,010	14,282,307	90,703
Expiring 12/23/13	Citigroup Global Markets	CAD	910	887,163	881,564	5,599
Expiring 12/23/13	Citigroup Global Markets	CAD	556	542,047	538,626	3,421
Chinese Yuan,
Expiring 10/17/13	UBS Securities	CNY	66,173	10,654,172	10,801,136	(146,964)
Expiring 01/15/14	UBS Securities	CNY	66,173	10,728,447	10,765,524	(37,077)
Expiring 04/25/14	Deutsche Bank	CNY	33,623	5,227,000	5,452,585	(225,585)
Euro,
Expiring 10/02/13	Barclays Capital Group	EUR	8,574	11,377,304	11,599,397	(222,093)
Expiring 10/02/13	Citigroup Global Markets	EUR	83,156	110,891,228	112,497,463	(1,606,235)
Expiring 10/02/13	Citigroup Global Markets	EUR	14,104	18,808,262	19,080,695	(272,433)
Expiring 10/02/13	Citigroup Global Markets	EUR	7,031	9,376,127	9,511,938	(135,811)
Expiring 10/02/13	Citigroup Global Markets	EUR	1,856	2,443,231	2,510,903	(67,672)
Expiring 10/02/13	Citigroup Global Markets	EUR	1,686	2,247,681	2,280,917	(33,236)
Expiring 10/02/13	Goldman Sachs & Co.	EUR	14,036	18,755,647	18,988,701	(233,054)
Expiring 10/02/13	Hong Kong & Shanghai Bank	EUR	9,996	13,531,031	13,523,159	7,872
Expiring 10/02/13	Morgan Stanley	EUR	2,426	3,238,345	3,282,031	(43,686)
Expiring 10/02/13	Morgan Stanley	EUR	924	1,233,401	1,250,040	(16,639)
Expiring 10/02/13	UBS Securities	EUR	33,090	44,281,800	44,765,405	(483,605)
Expiring 10/03/13	BNP Paribas	EUR	7,446	10,047,513	10,073,398	(25,885)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 10/07/13	Goldman Sachs & Co.	EUR	1,370	$1,853,794	$1,853,437	$357
Expiring 10/11/13	JPMorgan Chase	EUR	648	785,975	876,670	(90,695)
Expiring 11/04/13	Barclays Capital Group	EUR	4,144	5,586,091	5,606,705	(20,614)
Expiring 11/04/13	Barclays Capital Group	EUR	1,074	1,454,314	1,453,089	1,225
Expiring 11/04/13	Barclays Capital Group	EUR	471	634,906	637,249	(2,343)
Expiring 11/04/13	Goldman Sachs & Co.	EUR	94,712	128,176,029	128,142,920	33,109
Expiring 11/04/13	Goldman Sachs & Co.	EUR	15,028	20,337,678	20,332,425	5,253
Expiring 11/04/13	Goldman Sachs & Co.	EUR	7,031	9,515,186	9,512,728	2,458
Expiring 11/04/13	Hong Kong & Shanghai Bank	EUR	1,418	1,914,996	1,918,510	(3,514)
Expiring 11/04/13	Royal Bank of Canada	EUR	5,561	7,530,150	7,523,863	6,287
Expiring 11/04/13	UBS Securities	EUR	28,152	37,965,619	38,088,316	(122,697)
Indian Rupee,
Expiring 10/17/13	Barclays Capital Group	INR	38,819	641,000	616,698	24,302
Expiring 10/17/13	Barclays Capital Group	INR	23,740	392,000	377,139	14,861
Expiring 10/17/13	Barclays Capital Group	INR	17,274	286,000	274,430	11,570
Expiring 10/17/13	Barclays Capital Group	INR	13,581	223,000	215,750	7,250
Expiring 10/17/13	Barclays Capital Group	INR	12,956	214,000	205,819	8,181
Expiring 10/17/13	Barclays Capital Group	INR	11,997	197,000	190,595	6,405
Expiring 10/17/13	Barclays Capital Group	INR	10,266	165,000	163,096	1,904
Expiring 10/17/13	Barclays Capital Group	INR	8,246	135,000	130,997	4,003
Expiring 10/17/13	Barclays Capital Group	INR	6,597	108,000	104,798	3,202
Expiring 10/17/13	Barclays Capital Group	INR	6,296	104,000	100,024	3,976
Expiring 10/17/13	Barclays Capital Group	INR	3,006	501,000	477,549	23,451
Expiring 10/17/13	Barclays Capital Group	INR	1,440	240,000	228,728	11,272
Expiring 10/17/13	Barclays Capital Group	INR	1,347	223,000	213,979	9,021
Expiring 10/17/13	Barclays Capital Group	INR	860	141,000	136,685	4,315
Expiring 10/17/13	Barclays Capital Group	INR	796	128,000	126,523	1,477
Expiring 10/17/13	Barclays Capital Group	INR	593	97,000	94,232	2,768
Expiring 10/17/13	Barclays Capital Group	INR	510	85,000	81,021	3,979
Expiring 10/17/13	Barclays Capital Group	INR	465	76,000	73,831	2,169
Expiring 10/17/13	Deutsche Bank	INR	34,885	577,000	554,208	22,792
Expiring 10/17/13	Deutsche Bank	INR	30,532	505,000	485,052	19,948
Expiring 10/17/13	Deutsche Bank	INR	17,997	300,000	285,910	14,090
Expiring 10/17/13	Deutsche Bank	INR	15,827	262,000	251,443	10,557
Expiring 10/17/13	Deutsche Bank	INR	13,894	230,000	220,732	9,268
Expiring 10/17/13	Deutsche Bank	INR	11,556	189,000	183,576	5,424
Expiring 10/17/13	Deutsche Bank	INR	9,246	151,000	146,883	4,117
Expiring 10/17/13	Deutsche Bank	INR	7,979	132,000	126,765	5,235
Expiring 10/17/13	Deutsche Bank	INR	6,468	107,000	102,756	4,244
Expiring 10/17/13	Deutsche Bank	INR	1,602	262,000	254,481	7,519
Expiring 10/17/13	Deutsche Bank	INR	729	119,000	115,755	3,245
Expiring 10/17/13	JPMorgan Chase	INR	50,218	828,000	797,793	30,207
Expiring 10/17/13	JPMorgan Chase	INR	40,818	673,000	648,448	24,552
Expiring 10/17/13	JPMorgan Chase	INR	6,102	100,000	96,940	3,060
Expiring 10/17/13	UBS Securities	INR	12,015	197,000	190,877	6,123
Expiring 10/17/13	UBS Securities	INR	10,551	173,000	167,623	5,377
Expiring 10/17/13	UBS Securities	INR	9,300	150,000	147,745	2,255
Indonesian Rupiah,
Expiring 10/17/13	JPMorgan Chase	IDR	6,704,040	644,000	577,027	66,973
Expiring 10/17/13	JPMorgan Chase	IDR	921,188	867,000	792,880	74,120
Japanese Yen,
Expiring 10/04/13	Westpac Banking Corp.	JPY	7,776	79,000	79,114	(114)
Expiring 10/17/13	Barclays Capital Group	JPY	218,900	2,204,966	2,227,209	(22,243)
Expiring 10/17/13	Deutsche Bank	JPY	686,800	6,916,276	6,987,882	(71,606)
Expiring 10/17/13	Goldman Sachs & Co.	JPY	160,700	1,626,732	1,635,050	(8,318)
Expiring 10/17/13	Goldman Sachs & Co.	JPY	3,800	38,925	38,663	262
Expiring 10/17/13	Hong Kong & Shanghai Bank	JPY	510,637	5,156,236	5,195,502	(39,266)
Expiring 10/17/13	Hong Kong & Shanghai Bank	JPY	142,586	1,432,113	1,450,749	(18,636)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 10/17/13	Hong Kong & Shanghai Bank	JPY	59,588	$598,688	$606,281	$(7,593)
Expiring 10/17/13	JPMorgan Chase	JPY	147,100	1,488,900	1,496,677	(7,777)
Expiring 10/17/13	JPMorgan Chase	JPY	12,300	124,353	125,147	(794)
Mexican Peso,
Expiring 10/03/13	JPMorgan Chase	MXN	205,176	16,544,462	15,670,519	873,943
Expiring 10/03/13	Morgan Stanley	MXN	13,726	1,094,825	1,048,322	46,503
Expiring 10/17/13	Hong Kong & Shanghai Bank	MXN	79,578	6,453,570	6,069,966	383,604
Expiring 12/17/13	BNP Paribas	MXN	42,886	3,239,000	3,255,394	(16,394)
Expiring 12/17/13	Citigroup Global Markets	MXN	30,065	2,279,347	2,282,144	(2,797)
Expiring 12/17/13	Credit Suisse First Boston Corp.	MXN	20,255	1,591,000	1,537,551	53,449
Expiring 12/17/13	Credit Suisse First Boston Corp.	MXN	11,668	915,000	885,667	29,333
Expiring 12/17/13	Goldman Sachs & Co.	MXN	21,673	1,660,000	1,645,154	14,846
Expiring 12/17/13	Hong Kong & Shanghai Bank	MXN	13,157	1,031,000	998,731	32,269
Expiring 12/17/13	Hong Kong & Shanghai Bank	MXN	11,827	905,000	897,765	7,235
Expiring 12/17/13	JPMorgan Chase	MXN	87,950	6,633,704	6,676,134	(42,430)
Expiring 12/17/13	JPMorgan Chase	MXN	72,103	5,438,410	5,473,195	(34,785)
Expiring 12/17/13	JPMorgan Chase	MXN	11,673	915,000	886,084	28,916
Expiring 12/17/13	Morgan Stanley	MXN	31,545	2,384,000	2,394,529	(10,529)
Expiring 12/17/13	Morgan Stanley	MXN	16,899	1,276,000	1,282,749	(6,749)
Expiring 12/17/13	Royal Bank of Scotland Group PLC	MXN	14,979	1,133,000	1,137,040	(4,040)
Expiring 12/19/13	Citigroup Global Markets	MXN	73,958	5,957,186	5,613,184	344,002
Expiring 12/19/13	Morgan Stanley	MXN	105,858	8,420,182	8,034,285	385,897
Expiring 01/09/14	JPMorgan Chase	MXN	138,442	10,897,052	10,490,142	406,910
Expiring 03/06/14	Goldman Sachs & Co.	MXN	163,016	12,224,695	12,298,609	(73,914)
Expiring 03/06/14	Goldman Sachs & Co.	MXN	49,119	3,694,542	3,705,731	(11,189)
Expiring 04/03/14	JPMorgan Chase	MXN	232,653	18,016,977	17,514,031	502,946
Expiring 06/19/14	Morgan Stanley	MXN	124,971	9,339,467	9,350,136	(10,669)
New Zealand Dollar,
Expiring 10/02/13	Goldman Sachs & Co.	NZD	34,506	26,703,607	28,654,718	(1,951,111)
Expiring 10/02/13	UBS Securities	NZD	1,486	1,180,689	1,234,014	(53,325)
Expiring 10/04/13	UBS Securities	NZD	290	239,358	240,788	(1,430)
Expiring 11/04/13	Hong Kong & Shanghai Bank	NZD	1,478	1,220,843	1,224,424	(3,581)
Expiring 11/04/13	Morgan Stanley	NZD	33,234	27,432,341	27,532,136	(99,795)
Norwegian Krone,
Expiring 11/14/13	BNP Paribas	NOK	25,865	4,385,422	4,293,867	91,555
Russian Ruble,
Expiring 10/07/13	Barclays Capital Group	RUB	8,770	263,000	270,343	(7,343)
Expiring 10/07/13	Citigroup Global Markets	RUB	338,710	10,501,000	10,440,551	60,449
Expiring 10/07/13	Hong Kong & Shanghai Bank	RUB	12,046	360,000	371,327	(11,327)
Expiring 10/07/13	Hong Kong & Shanghai Bank	RUB	3,203	98,958	98,739	219
Expiring 10/07/13	JPMorgan Chase	RUB	44,861	1,370,000	1,382,806	(12,806)
Expiring 10/07/13	Morgan Stanley	RUB	338,794	10,502,000	10,443,164	58,836
South African Rand,
Expiring 10/09/13	Hong Kong & Shanghai Bank	ZAR	106,117	10,575,087	10,554,171	20,916
Expiring 10/09/13	UBS Securities	ZAR	3,561	354,902	354,200	702
Expiring 12/09/13	Deutsche Bank	ZAR	5,412	546,155	533,373	12,782
Expiring 12/09/13	Deutsche Bank	ZAR	3,561	359,419	351,008	8,411

				$1,213,937,408	$1,227,702,734	$(13,765,326)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Reverse Repurchase Agreement outstanding at September 30, 2013:

Broker	Interest Rate	Trade Date	Value at Septermber 30, 2013	Maturity Date	Cost
Merrill Lynch Co.	0.14%	09/27/2013	$4,578,750	10/07/2013	$4,578,750

Interest rate swap agreements outstanding at September 30, 2013:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	38,700	01/02/15	8.270%	Brazilian interbank lending rate(1)	$(243,423)	$(58,457)	$(184,966)	Morgan Stanley
BRL	33,300	01/02/15	8.560%	Brazilian interbank lending rate(1)	(201,228)	1,027	(202,255)	UBS AG
BRL	15,200	01/02/15	7.780%	Brazilian interbank lending rate(1)	(150,761)	(6,658)	(144,103)	HSBC Bank USA
BRL	13,900	01/02/15	8.560%	Brazilian interbank lending rate(1)	(84,724)	1,157	(85,881)	UBS AG
BRL	13,300	01/02/15	8.440%	Brazilian interbank lending rate(1)	(98,640)	47,910	(146,550)	Bank of America
BRL	8,500	01/02/15	8.490%	Brazilian interbank lending rate(1)	(53,618)	(1,405)	(52,213)	Deutsche Bank AG
BRL	8,200	01/02/15	8.270%	Brazilian interbank lending rate(1)	(54,321)	(9,643)	(44,678)	Morgan Stanley
BRL	7,800	01/02/15	8.080%	Brazilian interbank lending rate(1)	(67,771)	8,708	(76,479)	HSBC Bank USA
BRL	7,200	01/02/15	9.930%	Brazilian interbank lending rate(1)	76,076	1,630	74,446	Morgan Stanley
BRL	6,000	01/02/15	9.930%	Brazilian interbank lending rate(1)	63,102	1,615	61,487	UBS AG
BRL	5,100	01/02/15	7.550%	Brazilian interbank lending rate(1)	(54,671)	(8,466)	(46,205)	Goldman Sachs & Co.
BRL	4,800	01/02/15	8.830%	Brazilian interbank lending rate(1)	(15,823)	15,425	(31,248)	HSBC Bank USA
BRL	4,700	01/02/15	9.940%	Brazilian interbank lending rate(1)	51,183	—	51,183	Goldman Sachs & Co.
BRL	4,000	01/02/15	7.620%	Brazilian interbank lending rate(1)	(42,002)	(5,455)	(36,547)	Deutsche Bank AG
BRL	3,000	01/02/15	10.140%	Brazilian interbank lending rate(1)	33,553	5,102	28,451	HSBC Bank USA
BRL	2,600	01/02/15	7.800%	Brazilian interbank lending rate(1)	(25,916)	(587)	(25,329)	Morgan Stanley
BRL	2,200	01/02/15	8.430%	Brazilian interbank lending rate(1)	(16,705)	8,113	(24,818)	Deutsche Bank AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	1,000	01/02/15	10.610%	Brazilian interbank lending rate(1)	$17,345	$—	$17,345	Morgan Stanley
BRL	100	01/02/15	7.900%	Brazilian interbank lending rate(1)	(681)	(262)	(419)	JPMorgan Chase & Co.
BRL	103,500	01/02/17	10.910%	Brazilian interbank lending rate(1)	(24,531)	(124,953)	100,422	Goldman Sachs & Co.
BRL	72,500	01/02/17	11.470%	Brazilian interbank lending rate(1)	123,050	60,956	62,094	JPMorgan Chase & Co.
BRL	50,600	01/02/17	8.940%	Brazilian interbank lending rate(1)	(1,017,455)	(23,847)	(993,608)	Credit Suisse First Boston
BRL	27,800	01/02/17	8.600%	Brazilian interbank lending rate(1)	(694,431)	13,366	(707,797)	Deutsche Bank AG
BRL	26,200	01/02/17	10.910%	Brazilian interbank lending rate(1)	(2,555)	(35,285)	32,730	HSBC Bank USA
BRL	23,800	01/02/17	8.500%	Brazilian interbank lending rate(1)	(594,127)	(16,190)	(577,937)	Credit Suisse First Boston
BRL	20,000	01/02/17	11.470%	Brazilian interbank lending rate(1)	56,035	(5,275)	61,310	Bank of America
BRL	15,100	01/02/17	8.900%	Brazilian interbank lending rate(1)	(303,609)	(13,171)	(290,438)	UBS AG
BRL	13,900	01/02/17	8.590%	Brazilian interbank lending rate(1)	(342,736)	(13,625)	(329,111)	UBS AG
BRL	11,500	01/02/17	11.470%	Brazilian interbank lending rate(1)	28,525	662	27,863	HSBC Bank USA
BRL	5,100	01/02/17	8.860%	Brazilian interbank lending rate(1)	(107,149)	11,001	(118,150)	Bank of America
BRL	5,000	01/02/17	8.150%	Brazilian interbank lending rate(1)	(147,878)	—	(147,878)	UBS AG
BRL	500	01/02/17	8.490%	Brazilian interbank lending rate(1)	(12,333)	—	(12,333)	BNP Paribas Bank
BRL	400	01/02/17	9.140%	Brazilian interbank lending rate(1)	(7,565)	—	(7,565)	Morgan Stanley
BRL	100	01/02/17	9.210%	Brazilian interbank lending rate(1)	(1,930)	122	(2,052)	Deutsche Bank AG
EUR	2,300	07/25/16	1.900%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	63,138	13,561	49,577	BNP Paribas Bank

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	1,000	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$31,376	$352	$31,024	Morgan Stanley
EUR	300	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	9,332	186	9,146	Deutsche Bank AG
EUR	300	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	9,234	285	8,949	Royal Bank of Scotland Group PLC
EUR	200	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	6,288	58	6,230	Citigroup, Inc.
EUR	2,300	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	50,992	25,907	25,085	Goldman Sachs & Co.
EUR	1,200	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	35,375	4,746	30,629	BNP Paribas Bank
EUR	500	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	15,984	733	15,251	Credit Suisse First Boston
EUR	500	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	9,329	7,388	1,941	Citigroup, Inc.
EUR	400	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(8,332)	8,332	(16,664)	Deutsche Bank AG
EUR	4,000	07/25/21	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	37,817	(27,392)	65,209	Barclays Bank PLC
EUR	2,300	07/25/21	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	11,647	(5,653)	17,300	BNP Paribas Bank

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	1,300	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$62,748	$(11,323)	$74,071	BNP Paribas Bank
EUR	700	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	33,919	(6,228)	40,147	Royal Bank of Scotland Group PLC
EUR	500	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	24,309	(4,530)	28,839	JPMorgan Chase & Co.
	1,100	12/20/13	0.000%	Pay $0.0729 strike and receive variance based on S&P 500 Index Future.(1)	62,430	—	62,430	Goldman Sachs & Co.
	700	12/20/13	0.000%	Pay $0.074529 strike and receive variance based on S&P 500 Index Future.(1)	40,902	—	40,902	Barclays Bank PLC
	520	08/06/14	0.000%	Pay $ 0.05175625 strike and receive variance based on LME PRI Aluminum.(1)	267	—	267	Goldman Sachs & Co.
	470	09/30/14	0.000%	Pay $ 0.075625 strike and receive variance based on LME PRI Aluminum.(1)	11,064	—	11,064	JPMorgan Chase & Co.
	2,300	02/12/17	2.420%	CPI Urban Consumers(1)	(49,729)	—	(49,729)	Goldman Sachs & Co.
	9,300	07/15/17	2.250%	CPI Urban Consumers(1)	(205,174)	16,211	(221,385)	Royal Bank of Scotland Group PLC
	12,900	07/15/22	2.500%	CPI Urban Consumers(1)	(360,211)	168,634	(528,845)	BNP Paribas Bank
	2,200	07/15/22	2.500%	CPI Urban Consumers(1)	(68,550)	35,878	(104,428)	Deutsche Bank AG

					$(4,093,559)	$80,660	$(4,174,219)

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
CAD	2,200	06/19/23	2.300%	3 month LIBOR(1)	$36,893	$88,839	$51,946
EUR	1,200	03/19/15	0.750%	6 month Euribor(1)	127	3,225	3,098
EUR	200	03/19/24	2.250%	6 month Euribor(1)	559	(1,249)	(1,808)
JPY	1,350,000	09/18/23	1.000%	6 month LIBOR(1)	(103,071)	(89,766)	13,305
JPY	2,340,000	06/19/33	1.500%	6 month LIBOR(1)	(163,850)	(260,579)	(96,729)
	100,500	06/19/17	0.750%	3 month LIBOR(1)	726,392	211,517	(514,875)
	11,400	09/16/17	2.250%	3 month LIBOR(1)	(18,696)	113,337	132,033
	3,400	03/20/18	1.400%	3 month LIBOR(1)	—	(10,358)	(10,358)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
26,500	07/31/23	2.650%	3 month LIBOR(1)	$—	$(105,314)	$(105,314)
14,400	06/19/43	2.750%	3 month LIBOR(1)	862,834	1,557,783	694,949
29,200	12/18/43	3.500%	3 month LIBOR(1)	1,351,376	(238,744)	(1,590,120)

				$2,692,564	$1,268,691	$(1,423,873)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):

Dow Jones CDX EM 19	06/20/18	5.000%	25,000	$161,415	$1,869,745	$(1,708,330)	Goldman Sachs & Co.
Dow Jones CDX EM 19	06/20/18	5.000%	25,000	118,315	1,874,651	(1,756,336)	HSBC Bank USA
Dow Jones CDX EM 19	06/20/18	5.000%	15,000	118,926	1,099,770	(980,844)	Citigroup, Inc.
Dow Jones CDX EM 19	06/20/18	5.000%	7,300	47,133	545,966	(498,833)	Bank of America
Dow Jones CDX EM19	06/20/18	5.000%	25,000	161,415	1,869,745	(1,708,330)	JPMorgan Chase & Co.
Dow Jones CDX NA IG 5 10Y	12/20/15	0.000%	330	684	—	684	Morgan Stanley Capital Services, Inc.
iTraxx Japan Main Series 19	06/20/18	0.000%	1,238,000	16,795	81,373	(64,578)	Bank of America
iTraxx Japan Main Series 19	06/20/18	0.000%	82,000	1,698	4,819	(3,121)	Deutsche Bank AG
iTraxx Japan Main Series 20	12/20/18	0.000%	220,000	1,250	2,824	(1,574)	Bank of America
iTraxx Japan Main Series 20	12/20/18	0.000%	220,000	(3,578)	6,759	(10,337)	Barclays Bank PLC
iTraxx Japan Main Series 20	12/20/18	0.000%	210,000	(2,790)	6,569	(9,359)	Deutsche Bank AG

				$621,263	$7,362,221	$(6,740,958)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Australia Government	09/20/16	1.000%		700	0.225%	$10,406	$6,161	$4,245	UBS AG
Australia Government	09/20/16	1.000%		500	0.225%	6,594	5,239	1,355	UBS AG
Australia Government	12/20/16	1.000%		200	0.241%	5,567	(555)	6,122	Credit Suisse First Boston
Federal Republic of Brazil	09/20/18	1.000%		20,100	1.710%	240,249	(902,590)	1,142,839	Citigroup, Inc.
Federal Republic of Brazil	09/20/18	1.000%		11,700	1.710%	(52,063)	(333,479)	281,416	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%		4,100	0.578%	3,783	75,460	(71,677)	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%		4,000	0.578%	9,006	68,305	(59,299)	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%		2,700	0.578%	7,549	44,636	(37,087)	Morgan Stanley
Japan Government	06/20/18	1.000%		2,000	0.578%	6,238	32,418	(26,180)	Deutsche Bank AG
Japan Government	06/20/18	1.000%		1,900	0.578%	6,615	30,108	(23,493)	Bank of America
Softbank Corp.	12/20/17	1.000%	JPY	300,000	1.465%	237,291	(298,331)	535,622	Bank of America

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Softbank Corp.	12/20/17	1.000%	JPY	32,000	1.465%	$26,235	$(32,746)	$58,981	Citigroup, Inc.
United Mexican States	09/20/15	1.000%		10,300	0.570%	4,648	75,746	(71,098)	HSBC Bank USA
United Mexican States	09/20/15	1.000%		2,000	0.570%	2,637	12,974	(10,337)	Bank of America
United Mexican States	09/20/16	1.000%		4,500	0.760%	5,380	25,017	(19,637)	JPMorgan Chase & Co.
United Mexican States	09/20/16	1.000%		600	0.760%	937	3,116	(2,179)	HSBC Bank USA

						$521,072	$(1,188,521)	$1,709,593

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Abbey National Treasury	06/20/16	1,900	1.000%	$(98,137)	$87,338	$(185,475)	BNP Paribas Bank
American General Finance Corp.	12/20/17	2,000	1.300%	147,366	—	147,366	Royal Bank of Scotland PLC
American General Finance Corp.	12/20/17	1,900	1.370%	134,895	—	134,895	Bank of America N.A.
Autozone, Inc.	06/20/16	1,400	0.870%	(23,570)	—	(23,570)	Bank of America N.A.
Autozone, Inc.	06/20/16	1,000	0.720%	(12,699)	—	(12,699)	Deutsche Bank AG
Bank of America	06/20/18	1,500	1.000%	(161,782)	161,212	(322,994)	Deutsche Bank AG
Cardinal Health, Inc.	06/20/17	250	0.580%	(2,764)	—	(2,764)	Goldman Sachs Capital Markets, L.P.
Cytec Industries, Inc.	09/20/17	900	1.000%	(47,865)	39,923	(87,788)	Citigroup, Inc.
Goodrich (BF) Co.	09/20/16	100	0.510%	(1,306)	—	(1,306)	Deutsche Bank AG
Health Care REIT	06/20/15	300	2.930%	(13,802)	—	(13,802)	Barclays Bank PLC
Intesa San Paolo	12/20/16	800	5.000%	(100,344)	31,362	(131,706)	Barclays Bank PLC
Jones Apparel Group	12/20/14	660	1.000%	(10,006)	5,102	(15,108)	Deutsche Bank AG
Limited Brands, Inc.	09/20/17	1,200	4.800%	(50,881)	(110,785)	59,904	Deutsche Bank AG
Limited Brands, Inc.	09/20/17	500	3.550%	(43,031)	—	(43,031)	Goldman Sachs Capital Markets, L.P.
Macy’s Retail Holdings, Inc.	09/20/14	1,400	5.000%	(40,471)	(28,122)	(12,349)	Morgan Stanley Capital Services, Inc.
Marsh & McLennan Cos. Inc.	09/20/15	200	0.990%	(3,242)	—	(3,242)	Bank of America N.A.
New York Times Co.	03/20/15	800	5.000%	(36,634)	(19,764)	(16,870)	Deutsche Bank AG
Pearson	06/20/18	1,000	0.690%	(5,006)	—	(5,006)	Citigroup, Inc.
Race Point CLO	04/15/20	300	1.950%	13,488	527	12,961	Merrill Lynch & Co.
Race Point CLO	04/15/20	300	4.030%	6,523	1,129	5,394	Merrill Lynch & Co.
Santander International	03/20/15	2,500	3.000%	(90,046)	8,724	(98,770)	BNP Paribas Bank
Saratoga CLO, Ltd.	12/15/19	300	1.880%	8,517	1,099	7,418	Merrill Lynch & Co.
Spectra Energy Capital	06/20/18	2,400	0.840%	2,613	—	2,613	Deutsche Bank AG

				$(428,184)	$177,745	$(605,929)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Depreciation
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX NA IG 9 10Y	12/20/17	1,839	0.800%	$81,925	$(82,457)	$(164,382)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#  Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at September 30, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	02/18/14	119,389	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	$(1,635,582)	$—	$(1,635,582)
Bank of America	04/29/14	40,446	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +37bps.	1,291,175	—	1,291,175
Bank of America	01/31/14	104,320	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +39bps.	3,330,248	—	3,330,248
Bank of America	12/31/13	29,587	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +40bps.	882,826	61,689	821,137
Barclays Bank PLC	04/29/14	53,485	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +28bps.	1,418,518	(65,798)	1,484,316

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	07/31/14	41,938	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +42bps.	$1,276,021	$61,871	$1,214,150
Barclays Bank PLC	05/28/14	23,707	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +49bps.	756,797	—	756,797
Citigroup, Inc.	12/31/14	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(2,510)	—	(2,510)
Citigroup, Inc.	12/31/14	1	Pay $10.75 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(1,733)	—	(1,733)
Citigroup, Inc.	12/31/14	1	Pay $17.76 strike and receive variance based on spread between Gasoil and Brent Oil.	(1,726)	—	(1,726)
Citigroup, Inc.	12/31/14	1	Pay $17.88 strike and receive variance based on spread between Gasoil and Brent Oil.	(1,869)	—	(1,869)
Citigroup, Inc.	12/31/14	7	Pay $901.75 strike and receive variance based on Heating Oil ( Ultra Low Sulfur Diesel).	23,160	—	23,160
Citigroup, Inc.	12/31/14	6	Pay $960.00 strike and receive variance based on Jet Fuel Oil.	(15,120)	—	(15,120)
Deutsche Bank AG	03/04/14	190	Pay $ 0.038025 strike and receive variance based on LME PRI Aluminum.	902	—	902
Deutsche Bank AG	03/04/14	200	Pay $ 0.040000 strike and receive variance based on LME PRI Aluminum.	1,339	—	1,339
Deutsche Bank AG	03/04/14	170	Pay $ 0.048400 strike and receive variance based on LME Copper Future.	1,383	—	1,383
Deutsche Bank AG	03/04/14	121	Pay $ 0.048400 strike and receive variance based on LME Copper Future.	1,012	—	1,012
Deutsche Bank AG	03/04/14	137	Pay $ 0.048400 strike and receive variance based on LME PRI Aluminum.	612	—	612
Deutsche Bank AG	03/04/14	200	Pay $ 0.050625 strike and receive variance based on LME Copper Future.	2,180	—	2,180
Deutsche Bank AG	10/31/13	2	Pay $15.05strike and receive variance based on spread between European Fuel Oil and Brent Oil.	3,082	—	3,082
Deutsche Bank AG	12/31/13	2	Pay $15.30 strike and receive variance based on spread between Gasoil and Brent Oil.	(419)	—	(419)
Deutsche Bank AG	10/31/13	2	Pay $16.05 strike and receive variance based on spread between Gasoil and Brent Oil.	(2,209)	—	(2,209)
Deutsche Bank AG	12/31/14	6	Pay $17.18 strike and receive variance based on spread between Gasoil and Brent Oil.	(5,163)	—	(5,163)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	12/31/19	24	Pay $7.20 strike and receive variance on Dec. 2019 Natural Gas future.	$(53,260)	$—	$(53,260)
Deutsche Bank AG	12/31/13	2	Pay $7.70 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	(7,318)	—	(7,318)
Deutsche Bank AG	12/31/14	6	Pay $9.88 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(13,862)	—	(13,862)
Deutsche Bank AG	02/18/14	14,969	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(159,486)	(47,866)	(111,620)
Goldman Sachs & Co.	11/29/13	1,030	Pay $ 0.0361 strike and receive variance based on GOLDLNPM.	(14,013)	—	(14,013)
Goldman Sachs & Co.	11/29/13	650	Pay $0.09 strike and receive variance based on SILVERLND.	(12,211)	—	(12,211)
Goldman Sachs & Co.	12/31/14	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(2,510)	—	(2,510)
Goldman Sachs & Co.	12/31/14	4	Pay $11.00 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(4,302)	—	(4,302)
Goldman Sachs & Co.	12/31/14	6	Pay $17.10 strike and receive variance based on spread between Gasoil and Brent Oil.	(4,685)	—	(4,685)
Goldman Sachs & Co.	12/31/14	1	Pay $17.70 strike and receive variance based on spread between Gasoil and Brent Oil.	(1,654)	—	(1,654)
Goldman Sachs & Co.	12/31/14	4	Pay $18.00 strike and receive variance based on spread between Gasoil and Brent Oil.	(6,037)	—	(6,037)
Goldman Sachs & Co.	12/31/14	6	Pay $9.90 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(13,742)	—	(13,742)
JPMorgan Chase & Co.	11/27/13	440	Pay $ 0.02873025 strike and receive variance based on GOLDLNPM.	(13,318)	—	(13,318)
JPMorgan Chase & Co.	02/18/14	33,202	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(281,534)	—	(281,534)
JPMorgan Chase & Co.	02/18/14	18,509	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(135,381)	(121,335)	(14,046)
JPMorgan Chase & Co.	02/18/14	4,244	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(22,160)	—	(22,160)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	02/18/14	2,759	Receive fixed payments on the JPMorgan NIC O Index and pay variable payments based on the U.S. Treasury Bill.	$(39,045)	$—	$(39,045)
JPMorgan Chase & Co.	02/18/14	10,270	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	(158,726)	—	(158,726)
Morgan Stanley	11/27/13	249	Pay $ 0.03705625 strike and receive variance based on GOLDLNPM.	(3,201)	—	(3,201)
Morgan Stanley	04/21/16	910	Pay $ 0.05405625 strike and receive variance based on GOLDLNPM.	(11,258)	—	(11,258)
Morgan Stanley	11/27/13	160	Pay $0.09 strike and receive variance based on SILVERLND.	(2,864)	—	(2,864)
Morgan Stanley	04/21/16	700	Pay $0.09150625 strike and receive variance based on SILVERLND.	(12,921)	—	(12,921)
Morgan Stanley	10/31/13	2	Pay $14.70 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	2,557	—	2,557
Morgan Stanley	12/31/13	2	Pay $15.20 strike and receive variance based on spread between Gasoil and Brent Oil.	(269)	—	(269)
Morgan Stanley	10/31/13	2	Pay $16.30 strike and receive variance based on spread between Gasoil and Brent Oil.	(2,584)	—	(2,584)
Morgan Stanley	12/31/13	3	Pay $17.60 strike and receive variance based on spread between Gasoil and Brent Oil.	(7,733)	—	(7,733)
Morgan Stanley	12/31/13	9	Pay $17.675 strike and receive variance based on spread between Gasoil and Brent Oil.	(23,873)	—	(23,873)
Morgan Stanley	12/31/13	9	Pay $6.525 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	54,474	—	54,474
Morgan Stanley	12/31/13	3	Pay $6.80 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	(17,334)	—	(17,334)
Morgan Stanley	12/31/13	2	Pay $7.70 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	(7,318)	—	(7,318)
Morgan Stanley	02/18/14	1,775	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(24,556)	—	(24,556)

				$6,322,800	$(111,439)	$6,434,239

#   Notional amount is shown in U.S. dollars unless otherwise stated.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$253,671,301	$—	$—
Common Stocks	2,661,608,144	1,341,021,177	—
Exchange Traded Funds	782,251,285	—	—
Preferred Stock	41,796	—	—
Rights	—	29,869	—
Asset-Backed Securities	—	43,529,003	—
Bank Loans	—	17,978,749	—
Commercial Mortgage-Backed Securities	—	26,508,771	—
Corporate Bonds	—	376,147,910	5,431,062
Foreign Government Bonds	—	342,450,428	—
Municipal Bonds	—	47,490,925	—
Residential Mortgage-Backed Securities	—	106,685,175	3,482,319
U.S. Government Agency Obligations	—	303,109,842	—
U.S. Treasury Obligations	—	1,067,318,986	—
Affiliated Money Market Mutual Fund	871,874,211	—	—
Repurchase Agreements	—	355,300,000	—
Foreign Treasury Obligations	—	81,141,420	—
Commercial Paper	—	11,795,545	—
Options Purchased	6,070	1,924,421	—
Short Sales – U.S. Government Agency Obligations	—	(27,856,719)	—
Short Sales – U.S. Treasury Obligation	—	(2,291,625)	—
Options Written	(253,142)	(3,086,389)	(11,762)
Other Financial Instruments*
Financial Futures Contracts	296,154	—	—
Commodity Futures Contracts	69,838	—	—
Forward Foreign Currency Exchange Contracts	—	(10,942,480)	—
Reverse Repurchase Agreement	—	(4,578,750)	—
Interest Rate Swaps	(1,423,873)	(4,174,219)	—
Credit Default Swaps	(164,382)	(5,655,649)	18,355
Total Return Swaps	—	6,434,239	—

Total	$4,567,977,402	$4,070,280,629	$8,919,974

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Derivative Fair Value at 9/30/13
Credit contracts	$(5,801,676)
Equity contracts	6,284,469
Foreign exchange contracts	(10,942,480)
Interest rate contracts	(6,165,869)
Commodity contracts	(307,394)

Total	$(16,932,950)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.8%
COMMON STOCKS — 83.8%
Brazil — 6.0%
ALL - America Latina Logistica SA	37,700	$149,691
Banco Bradesco SA, ADR	86,380	1,198,954
Banco do Brasil SA	89,000	1,036,051
BR Malls Participacoes SA	30,500	278,261
BRF- Brasil Foods SA, ADR	17,700	434,181
CCR SA	59,300	467,433
Centrais Eletricas Brasileiras SA	147,700	418,516
Cia Energetica de Minas Gerais, ADR	83,558	721,941
Duratex SA	40	237
Embraer SA, ADR	25,300	821,491
Fibria Celulose SA, ADR*	73,500	846,720
JBS SA	290,700	1,012,590
Multiplan Empreendimentos Imobiliarios SA	5,600	134,094
Porto Seguro SA	174,700	2,186,607
Telefonica Brasil SA, ADR	39,300	881,892

		10,588,659

Chile — 1.6%
Empresa Nacional de Electricidad SA	274,734	383,512
Empresas CMPC SA	70,814	215,115
Enersis SA, ADR	76,700	1,231,802
ENTEL Chile SA	52,252	844,365
SACI Falabella	13,272	126,664

		2,801,458

China — 18.6%
Agricultural Bank of China Ltd. (Class H Stock)	1,204,000	554,853
Anta Sports Products Ltd.	593,000	764,727
Bank of China Ltd. (Class H Stock)	5,475,000	2,501,905
Bank of Communications Co. Ltd. (Class H Stock)	458,000	336,904
China BlueChemical Ltd. (Class H Stock)	608,000	358,824
China CITIC Bank Corp. Ltd. (Class H Stock)	729,000	378,604
China Construction Bank Corp. (Class H Stock)	5,205,000	4,011,352
China Gas Holdings Ltd.	640,000	697,565
China Longyuan Power Group Corp. (Class H Stock)	346,000	359,592
China Mengniu Dairy Co. Ltd.	280,000	1,256,009
China Merchants Bank Co. Ltd. (Class H Stock)	124,500	226,706
China Mobile Ltd.	263,500	2,964,942
China Oilfield Services Ltd. (Class H Stock)	168,000	421,623
China Overseas Land & Investment Ltd.	310,000	916,839
China Petroleum & Chemical Corp. (Class H Stock)	299,400	234,691
China Railway Construction Corp. Ltd. (Class H Stock)	340,000	360,116
China Railway Group Ltd. (Class H Stock)	1,683,000	922,689
China Resources Land Ltd.	230,000	655,411
China Resources Power Holdings Co. Ltd.	318,000	756,740
China Shanshui Cement Group Ltd.	1,019,000	393,457
China Southern Airlines Co. Ltd. (Class H Stock)	822,000	306,479
China Telecom Corp. Ltd. (Class H Stock)	1,102,000	544,177
CNOOC Ltd. (Class H Stock)	1,030,000	2,086,655
COSCO Pacific Ltd.	238,000	364,414
Country Garden Holdings Co.	523,000	336,622

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
CSR Corp. Ltd. (Class H Stock)	531,000	$371,110
Evergrande Real Estate Group Ltd.*	723,000	302,763
Geely Automobile Holdings Ltd.	1,575,000	811,686
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,788,000	2,647,662
Jiangxi Copper Co. Ltd. (Class H Stock)	190,000	375,270
Longfor Properties Co. Ltd.	153,500	243,994
PetroChina Co. Ltd. (Class H Stock)	254,000	279,877
Shougang Fushan Resources Group Ltd.	658,000	221,903
Sihuan Pharmaceutical Holdings Group Ltd.	548,000	375,918
Sino-Ocean Land Holdings Ltd.	226,000	132,942
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)*	2,004,000	747,744
Soho China Ltd.	154,500	133,136
Tencent Holdings Ltd.	39,800	2,093,026
Zhejiang Expressway Co. Ltd. (Class H Stock)	978,000	902,413
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	120,000	391,035

		32,742,375

Hong Kong — 0.8%
GOME Electrical Appliances Holding Ltd.	8,322,000	1,063,761
Shimao Property Holdings Ltd.	159,000	365,916

		1,429,677

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,179	157,750
OTP Bank PLC	21,135	418,634

		576,384

India — 5.4%
Dr Reddy’s Laboratories Ltd., ADR	19,900	752,021
HDFC Bank Ltd., ADR	48,700	1,498,986
Infosys Ltd., ADR	51,300	2,468,043
Reliance Industries Ltd., GDR, 144A	59,826	1,571,791
State Bank of India, GDR, RegS	11,276	581,730
Tata Motors Ltd., ADR	61,500	1,637,130
Wipro Ltd., ADR	92,407	948,096

		9,457,797

Indonesia — 2.6%
Bank Negara Indonesia Persero Tbk PT	2,324,500	817,252
Bank Rakyat Indonesia Persero Tbk PT	569,000	355,943
Indocement Tunggal Prakarsa Tbk PT	238,000	370,081
Indofood Sukses Makmur Tbk PT	1,495,000	909,420
Kalbe Farma Tbk PT	3,649,000	371,893
Perusahaan Gas Negara Persero Tbk PT	1,189,500	534,434
Telekomunikasi Indonesia Persero Tbk PT	2,747,500	499,176
Unilever Indonesia Tbk PT	198,000	515,735
United Tractors Tbk PT	147,500	207,832

		4,581,766

Malaysia — 4.0%
Alliance Financial Group Bhd	177,200	272,316
AMMB Holdings Bhd	232,500	529,001
Malayan Banking Bhd	153,200	462,217
Petronas Chemicals Group Bhd	292,900	615,609
Public Bank Bhd	132,400	719,435
Tenaga Nasional Bhd	936,700	2,596,089

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
UMW Holdings Bhd	497,200	$1,802,783

		6,997,450

Mexico — 5.4%
Alfa SAB de CV (Class A Stock)	831,700	2,242,944
America Movil SAB de CV (Class L Stock), ADR	7,500	148,575
Arca Continental SAB de CV	181,200	1,128,217
Fomento Economico Mexicano SAB de CV, ADR	9,800	951,482
Grupo Financiero Banorte SAB de CV (Class O Stock)	264,800	1,649,955
Grupo Mexico SAB de CV (Class B Stock)	248,900	745,207
Grupo Televisa SAB, ADR	22,700	634,465
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	666,300	1,948,073

		9,448,918

Peru — 0.3%
Cia de Minas Buenaventura SA, ADR	13,200	154,572
Credicorp Ltd.	3,300	423,918

		578,490

Poland — 1.9%
Grupa Lotos SA*	51,119	601,271
Jastrzebska Spolka Weglowa SA	11,431	267,844
PGE SA	105,583	562,476
Powszechna Kasa Oszczednosci Bank Polski SA	60,007	713,010
Powszechny Zaklad Ubezpieczen SA	7,310	991,630
Tauron Polska Energia SA	160,591	246,381

		3,382,612

Russia — 6.5%
Gazprom OAO, ADR	248,404	2,190,923
Lukoil OAO, ADR	48,249	3,066,706
Magnit OJSC, GDR, RegS	15,033	930,167
Mobile Telesystems OJSC, ADR	23,400	520,884
Rosneft Oil Co., GDR, RegS	133,641	1,115,902
Sistema JSFC, GDR	51,613	1,089,359
Surgutneftegas OAO, ADR	193,829	1,699,880
Tatneft, ADR	20,240	792,902

		11,406,723

South Africa — 2.8%
Discovery Ltd.	67,020	540,794
Growthpoint Properties Ltd.	44,417	109,165
Investec Ltd.	45,948	301,438
Liberty Holdings Ltd.	23,601	275,181
Naspers Ltd. (Class N Stock)	3,409	315,612
RMB Holdings Ltd.	120,973	556,203
Sanlam Ltd.	133,621	622,531
Sasol Ltd.	4,334	206,873
Vodacom Group Ltd.	34,171	423,905
Woolworths Holdings Ltd.	225,543	1,667,601

		5,019,303

South Korea — 13.2%
Daelim Industrial Co. Ltd.	6,055	546,524
Daewoo International Corp.	22,160	781,176
Hanwha Life Insurance Co. Ltd.	79,180	512,308
Hyosung Corp.	14,719	981,733

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hyundai Engineering & Construction Co. Ltd.	2,200	$126,431
Hyundai Hysco Co. Ltd.	15,010	642,983
Hyundai Mobis	4,225	1,123,941
Hyundai Motor Co.	2,230	520,288
Hyundai Wia Corp.	11,981	1,887,353
KCC Corp.	1,104	463,946
Kia Motors Corp.	30,622	1,858,953
Korea Zinc Co. Ltd.	2,864	866,357
KT Corp.	9,320	312,144
LG Display Co. Ltd.*	38,890	936,417
Mirae Asset Securities Co. Ltd.	20,970	717,334
NAVER Corp.	2,385	1,235,430
Samsung Card Co. Ltd.	10,140	377,451
Samsung Electronics Co. Ltd.	4,509	5,735,420
Samsung Heavy Industries Co. Ltd.	13,040	521,445
SK Holdings Co. Ltd.	3,872	699,012
SK Hynix, Inc.*	24,780	697,842
SK Telecom Co. Ltd., ADR	72,700	1,650,290

		23,194,778

Taiwan — 9.4%
AU Optronics Corp.*	1,528,000	570,801
Cheng Shin Rubber Industry Co. Ltd.	249,550	652,941
Chicony Electronics Co. Ltd.	341,380	852,003
China Motor Corp.	33,000	29,805
Delta Electronics, Inc.	161,000	781,818
Far EasTone Telecommunications Co. Ltd.	261,000	650,276
Fubon Financial Holding Co. Ltd.	562,000	777,817
Hon Hai Precision Industry Co. Ltd.	630,600	1,618,340
Innolux Corp.*	2,853,000	1,370,528
Kinsus Interconnect Technology Corp.	136,000	478,727
Lite-On Technology Corp.	279,384	476,221
Novatek Microelectronics Corp.	132,000	546,760
President Chain Store Corp.	45,000	325,038
Realtek Semiconductor Corp.	310,070	757,491
Taiwan Mobile Co. Ltd.	98,000	347,598
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	225,100	3,817,696
Uni-President Enterprises Corp.	1,383,300	2,577,336

		16,631,196

Thailand — 2.6%
Advanced Info Service PCL, NVDR	123,400	1,008,330
Bangkok Bank PCL	187,800	1,177,513
Kasikornbank PCL	130,200	728,804
Krung Thai Bank PCL	1,491,800	916,673
PTT Exploration & Production PCL, NVDR	72,400	379,019
Siam Commercial Bank PCL	77,900	368,866

		4,579,205

Turkey — 2.2%
Enka Insaat ve Sanayi A/S	126,387	376,525
TAV Havalimanlari Holding A/S	178,906	1,263,194
Turk Hava Yollari	602,971	2,299,252

		3,938,971

Ukraine — 0.1%
Kernel Holding SA*	6,574	103,705

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States — 0.1%
Southern Copper Corp	7,900	$215,196

TOTAL COMMON STOCKS (cost $149,498,060)		147,674,663

PREFERRED STOCKS — 6.0%
Brazil
Braskem SA, (PRFC A)*	74,000	587,312
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC),	44,800	2,052,921
Cia Energetica de Sao Paulo, (PRFC B)	92,600	974,341
Companhia de Bebidas das Americas, ADR (PRFC),	38,500	1,476,475
Itau Unibanco Holding SA, ADR (PRFC)	85,540	1,207,825
Petroleo Brasileiro SA, (PRFC)	340,900	2,833,271
Usinas Siderurgicas de Minas Gerais SA, (PRFC A)*	173,400	827,763
Vale SA, (PRFC)	48,000	684,167

TOTAL PREFERRED STOCKS (cost $11,298,110)		10,644,075

	Units
RIGHTS(l)*
South Korea
Korea Gas Corp., expiring 10/21/13 (cost $0)	430	3,856

TOTAL LONG-TERM INVESTMENTS (cost $160,796,170)		158,322,594

SHORT-TERM INVESTMENT — 6.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,465,955)(w)	10,465,955	10,465,955

TOTAL INVESTMENTS — 95.8% (cost $171,262,125)		168,788,549
Other assets in excess of liabilities(x) — 4.2%		7,449,155

NET ASSETS — 100.0%		$176,237,704

The following abbreviations are used in the Portfolio descriptions:
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS

Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1993.

ADR	American Depositary Receipt
BIST	Bursa Istanbul Stock Exchange
CNX	CRISIL NSE Index
CMPC	Compania Manufacturera de Papeles y Cartones
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korea Composite Stock Price Index
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares
RTS	Russian Stock Index
SET	Stock Exchange Thailand
SGX	Singapore Exchange
WIG	Warsaw Stock Exchange
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CSK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand
*	Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
68	BIST National-30 Index	Oct. 2013	$277,445	$310,369	$32,924

AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions (cont’d.)
313	FTSE/JSE Top 40 Index	Dec. 2013	$12,312,269	$12,391,249	$78,980
88	Hang Seng China Enterprises Index	Oct. 2013	6,029,463	5,863,149	(166,314)
98	MSCI Taiwan Stock Index	Oct. 2013	2,861,796	2,813,580	(48,216)

					(102,626)

Short Positions:
17	FTSE Bursa Malaysia KLCI Index	Oct. 2013	464,194	462,095	2,099
44	KOSPI 200 Index	Dec. 2013	5,383,245	5,384,977	(1,732)
47	Mexican Stock Exchange Price and Quotation Index	Dec. 2013	1,482,270	1,444,452	37,818
45	SET50 Index	Dec. 2013	1,405,460	1,351,295	54,165
537	SGX CNX Nifty Index	Oct. 2013	6,389,252	6,192,147	197,105
70	SGX MSCI Singapore Index	Oct. 2013	4,084,783	4,038,580	46,203

					335,658

					$233,032

(1)	Cash of $2,099,902 has been segregated to cover requirement for open futures contracts as of September 30, 2013.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 12/18/13	Citigroup Global Markets	BRL	2,680	$1,141,238	$1,187,589	$46,351
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	3,550	1,577,108	1,573,112	(3,996)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	2,990	1,331,331	1,324,960	(6,371)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	2,230	964,135	988,181	24,046
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	1,580	697,430	700,146	2,716
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	1,090	485,676	483,012	(2,664)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	930	399,318	412,111	12,793
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	500	217,793	221,565	3,772
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	290	128,520	128,508	(12)
Chilean Peso,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CLP	510,000	986,480	999,141	12,661
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CLP	50,000	97,146	97,955	809
Colombian Peso,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	COP	2,570,000	1,335,786	1,338,678	2,892
Expiring 12/18/13	Royal Bank of Scotland Group PLC	COP	500,000	262,459	260,443	(2,016)
Czech Koruna,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CSK	107,600	5,506,127	5,669,468	163,341
Hong Kong Dollar,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	6,527	841,770	841,699	(71)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Hong Kong Dollar (cont’d.),
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	3,600	$464,325	$464,244	$(81)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	3,500	451,408	451,348	(60)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	3,100	399,903	399,765	(138)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	2,900	374,062	373,974	(88)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	2,400	309,591	309,495	(96)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	2,200	283,760	283,704	(56)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	1,500	193,506	193,435	(71)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	900	116,085	116,061	(24)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	400	51,599	51,582	(17)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	63	8,126	8,124	(2)
Hungarian Forint,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HUF	2,547,000	11,063,717	11,519,894	456,177
Indian Rupee,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	51,028	756,937	797,645	40,708
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	30,000	465,840	468,946	3,106
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	30,000	465,841	468,945	3,104
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	21,483	326,589	335,812	9,223
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	5,000	78,914	78,157	(757)
Israeli Shekel,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	15,500	4,301,640	4,391,908	90,268
Malaysian Ringgit,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MYR	11,256	3,381,703	3,435,740	54,037
Mexican Peso,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	77,002	5,731,876	5,844,628	112,752
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	35,900	2,792,670	2,724,892	(67,778)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	13,300	1,021,415	1,009,501	(11,914)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	9,700	744,898	736,252	(8,646)
New Taiwanese Dollar,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TWD	317,771	10,736,770	10,761,003	24,233
Peruvian New Sol,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	1,100	389,725	391,229	1,504
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	40	14,401	14,226	(175)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	20	7,005	7,113	108

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Peruvian New Sol (cont’d.),
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	10	$3,546	$3,557	$11
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	10	3,570	3,557	(13)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	10	3,626	3,556	(70)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	9	3,214	3,201	(13)
Philippine Peso,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PHP	8,000	182,861	183,714	853
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PHP	7,000	162,150	160,750	(1,400)
Polish Zloty,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PLN	57,099	17,695,357	18,197,508	502,151
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PLN	1,100	350,680	350,571	(109)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PLN	1,100	350,725	350,572	(153)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PLN	124	38,529	39,518	989
Russian Ruble,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	99,000	2,909,642	3,011,701	102,059
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	97,000	2,883,632	2,950,858	67,226
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	80,000	2,436,473	2,433,697	(2,776)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	78,000	2,421,456	2,372,855	(48,601)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	61,000	1,861,496	1,855,694	(5,802)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	58,000	1,789,607	1,764,431	(25,176)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	44,000	1,363,734	1,338,534	(25,200)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	41,000	1,206,130	1,247,270	41,140
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	35,000	1,054,348	1,064,743	10,395
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	23,000	687,319	699,688	12,369
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	12,000	354,322	365,055	10,733
Singapore Dollar,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	SGD	560	439,155	446,414	7,259
Expiring 12/18/13	Royal Bank of Scotland Group PLC	SGD	430	337,569	342,783	5,214
Expiring 12/18/13	Royal Bank of Scotland Group PLC	SGD	360	282,478	286,981	4,503
South African Rand,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	11,844	1,167,010	1,165,581	(1,429)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	10,700	1,096,649	1,052,999	(43,650)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	6,500	642,576	639,672	(2,904)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
South African Rand (cont’d.),
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	6,200	$606,553	$610,149	$3,596
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	5,900	561,989	580,626	18,637
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	4,800	482,418	472,373	(10,045)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	4,400	441,013	433,009	(8,004)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	4,300	431,139	423,168	(7,971)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	1,100	108,941	108,252	(689)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	1,000	100,267	98,411	(1,856)
South Korean Won,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	KRW	18,815,262	17,105,979	17,419,549	313,570
Expiring 12/18/13	Royal Bank of Scotland Group PLC	KRW	830,000	760,437	768,431	7,994
Expiring 12/18/13	Royal Bank of Scotland Group PLC	KRW	670,000	613,786	620,299	6,513
Thai Baht,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	7,000	221,804	222,716	912
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	5,000	154,658	159,083	4,425
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	4,000	127,798	127,266	(532)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	4,000	128,352	127,266	(1,086)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	2,000	61,313	63,633	2,320
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	2,000	62,746	63,633	887
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	1,253	38,766	39,866	1,100
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	1,000	30,649	31,817	1,168
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	1,000	32,118	31,816	(302)
Turkish Lira,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	5,160	2,527,344	2,517,870	(9,474)

				$127,230,547	$129,118,884	$1,888,337

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	27,838	$11,717,023	$12,335,861	$(618,838)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	1,000	428,174	443,130	(14,956)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	BRL	102	43,862	45,200	(1,338)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chilean Peso,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CLP	2,268,224	$4,390,330	$4,443,676	$(53,346)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CLP	7,530	14,794	14,752	42
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CLP	2	4	4	—
Colombian Peso,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	COP	7,040,000	3,589,357	3,667,039	(77,682)
Czech Koruna,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CSK	27,400	1,436,697	1,443,712	(7,015)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CSK	22,200	1,151,380	1,169,723	(18,343)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CSK	22,000	1,158,010	1,159,185	(1,175)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CSK	21,400	1,106,189	1,127,571	(21,382)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CSK	9,300	483,799	490,019	(6,220)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	CSK	6,400	333,524	337,217	(3,693)
Hong Kong Dollar,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	4,351	561,165	561,089	76
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	4,200	541,718	541,617	101
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	3,900	503,036	502,930	106
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	3,900	502,952	502,930	22
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	3,500	451,441	451,348	93
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	3,000	386,963	386,869	94
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	2,500	322,447	322,391	56
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	650	83,837	83,822	15
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	650	83,836	83,822	14
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	600	77,395	77,373	22
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HKD	500	64,484	64,479	5
Hungarian Forint,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HUF	240,000	1,038,784	1,085,502	(46,718)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	HUF	30,000	130,463	135,688	(5,225)
Indian Rupee,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	71,000	1,029,732	1,109,838	(80,106)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	62,000	910,452	969,155	(58,703)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	45,000	679,500	703,419	(23,919)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Indian Rupee (cont’d.),
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	37,000	$541,764	$578,366	$(36,602)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	25,000	353,105	390,788	(37,683)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	9,000	138,291	140,684	(2,393)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	8,000	119,047	125,052	(6,005)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	INR	1,456	22,253	22,760	(507)
Indonesian Rupiah,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	IDR	65,549,288	5,427,608	5,578,718	(151,110)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	IDR	719,843	60,680	61,264	(584)
Israeli Shekel,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	7,600	2,165,410	2,153,452	11,958
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	4,900	1,348,781	1,388,410	(39,629)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	4,400	1,219,596	1,246,735	(27,139)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	3,200	902,914	906,717	(3,803)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	1,600	449,264	453,359	(4,095)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	1,100	300,045	311,684	(11,639)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	1,000	282,079	283,348	(1,269)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	1,000	273,344	283,349	(10,005)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	900	246,649	255,014	(8,365)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ILS	600	166,140	170,010	(3,870)
Malaysian Ringgit,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MYR	1,816	552,816	554,309	(1,493)
Mexican Peso,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	39,200	2,993,049	2,975,369	17,680
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	28,300	2,148,671	2,148,034	637
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	27,200	2,056,572	2,064,541	(7,969)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	18,700	1,387,433	1,419,372	(31,939)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	13,350	1,007,147	1,013,295	(6,148)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	13,350	1,007,134	1,013,296	(6,162)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	12,500	957,969	948,778	9,191
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	5,300	401,637	402,282	(645)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	3,604	272,946	273,552	(606)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso (cont’d.),
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	3,300	$244,595	$250,477	$(5,882)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	1,800	133,773	136,624	(2,851)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	MXN	164	12,457	12,448	9
New Taiwanese Dollar,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TWD	16,786	568,631	568,441	190
Peruvian New Sol,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	1,224	432,738	435,332	(2,594)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	50	18,034	17,783	251
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	40	14,273	14,227	46
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	20	7,067	7,113	(46)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	10	3,568	3,557	11
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PEN	10	3,534	3,557	(23)
Philippine Peso,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PHP	216,500	4,869,510	4,971,744	(102,234)
Polish Zloty,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PLN	2,800	855,910	892,363	(36,453)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PLN	1,700	521,589	541,791	(20,202)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PLN	600	191,613	191,221	392
Expiring 12/18/13	Royal Bank of Scotland Group PLC	PLN	400	122,807	127,480	(4,673)
Russian Ruble,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	RUB	535,943	15,932,420	16,304,040	(371,620)
Singapore Dollar,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	SGD	18,290	14,343,019	14,580,213	(237,194)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	SGD	2,930	2,349,216	2,335,704	13,512
Expiring 12/18/13	Royal Bank of Scotland Group PLC	SGD	1,760	1,396,432	1,403,016	(6,584)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	SGD	350	281,183	279,009	2,174
Expiring 12/18/13	Royal Bank of Scotland Group PLC	SGD	320	256,267	255,094	1,173
South African Rand,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	6,500	642,553	639,672	2,881
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	5,780	570,182	568,816	1,366
Expiring 12/18/13	Royal Bank of Scotland Group PLC	ZAR	800	79,464	78,729	735
South Korean Won,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	KRW	1,465,560	1,341,965	1,356,845	(14,880)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
South Korean Won (cont’d.),
Expiring 12/18/13	Royal Bank of Scotland Group PLC	KRW	610,000	$563,682	$564,750	$(1,068)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	KRW	590,000	545,961	546,234	(273)
Thai Baht,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	7,422	226,716	236,142	(9,426)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	5,000	160,151	159,083	1,068
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	5,000	159,182	159,083	99
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	4,000	125,547	127,266	(1,719)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	4,000	125,037	127,267	(2,230)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	4,000	123,913	127,266	(3,353)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	3,000	94,965	95,450	(485)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	2,000	61,567	63,633	(2,066)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	THB	2,000	60,993	63,633	(2,640)
Turkish Lira,
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	4,780	2,339,770	2,332,446	7,324
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	3,839	1,829,053	1,873,276	(44,223)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	3,730	1,849,038	1,820,089	28,949
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	3,340	1,646,925	1,629,784	17,141
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	1,710	830,872	834,411	(3,539)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	1,480	705,235	722,180	(16,945)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	702	341,207	342,547	(1,340)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	580	284,757	283,016	1,741

				$117,291,063	$119,504,751	$(2,213,688)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total return swap agreements outstanding at September 30, 2013:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Goldman Sachs & Co.	10/01/13	2		Pay or receive amounts based on market value fluctuation of Hang Seng China Enterprises Index	$(55,441)	$—	$(55,441)
Goldman Sachs & Co.	03/14/15	4		Pay or receive amounts based on market value fluctuation of MSCI Turkey Total Return Net Index	(12,015)	—	(12,015)
Morgan Stanley	10/01/13	—	(r)	Pay or receive amounts based on market value fluctuation of Bovespa Index	51,987	—	51,987
Morgan Stanley	12/01/13	—	(r)	Pay or receive amounts based on market value fluctuation of RTS Index	102,867	—	102,867
Morgan Stanley	12/01/13	1		Pay or receive amounts based on market value fluctuation of WIG20 Index	19,798	—	19,798

					$107,196	$—	$107,196

(r)	Less than $500 par.

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$10,588,659	$—	$—
Chile	2,801,458	—	—
China	—	32,742,375	—
Hong Kong	—	1,429,677	—
Hungary	—	576,384	—
India	9,457,797	—	—
Indonesia	—	4,581,766	—
Malaysia	—	6,997,450	—
Mexico	9,448,918	—	—
Peru	578,490	—	—
Poland	—	3,382,612	—
Russia	11,406,723	—	—
South Africa	—	5,019,303	—
South Korea	1,650,290	21,544,488	—
Taiwan	3,817,696	12,813,500	—
Thailand	—	4,579,205	—
Turkey	—	3,938,971	—
Ukraine	—	103,705	—
United States	215,196	—	—
Preferred Stocks:
Brazil	10,644,075	—	—
Rights:
South Korea	3,856	—	—
Affiliated Money Market Mutual Fund	10,465,955	—	—
Other Financial Instruments*
Futures	233,032	—	—
Foreign Forward Currency Contracts	—	(325,351)	—
Total Return Swaps	—	119,211	(12,015)

Total	$71,312,145	$97,503,296	$(12,015)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2013 were as follows:

Financials	21.0%
Information Technology	14.4
Energy	10.0
Consumer Staples	8.9
Consumer Discretionary	8.5
Industrials	8.3

Telecommunication Services	6.7%
Affiliated Money Market Mutual Fund	6.0
Materials	5.7
Utilities	5.4
Healthcare	0.9

95.8
Other assets in excess of liabilities	4.2

100.0%

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace & Defense — 2.0%
AON PLC (United Kingdom)	192,200	$14,307,368
Boeing Co. (The)	157,600	18,518,000
Northrop Grumman Corp.	177,300	16,889,598
Raytheon Co.	28,100	2,165,667

		51,880,633

Agriculture — 0.7%
Archer-Daniels-Midland Co.	515,300	18,983,652

Automobile Manufacturers — 0.6%
Ford Motor Co.	658,300	11,105,521
General Motors Co.*	115,700	4,161,729

		15,267,250

Automotive Parts — 0.4%
Delphi Automotive PLC (United Kingdom)	93,200	5,444,744
O’Reilly Automotive, Inc.*(a)	33,000	4,210,470

		9,655,214

Banks — 1.0%
Comerica, Inc.	379,700	14,926,007
M&T Bank Corp.(a)	101,200	11,326,304

		26,252,311

Beverages — 1.6%
Coca-Cola Co. (The)	669,900	25,375,812
Dr. Pepper Snapple Group, Inc.	26,800	1,201,176
PepsiCo, Inc.	189,800	15,089,100

		41,666,088

Biotechnology — 3.3%
Amgen, Inc.	242,800	27,179,032
Biogen Idec, Inc.*	66,000	15,890,160
Celgene Corp.*	234,000	36,019,620
Gilead Sciences, Inc.*(a)	78,000	4,901,520

		83,990,332

Chemicals — 2.2%
CF Industries Holdings, Inc.	57,800	12,185,974
LyondellBasell Industries NV (Netherlands) (Class A Stock)	205,400	15,041,442
Monsanto Co.	112,300	11,720,751
PPG Industries, Inc.	107,000	17,875,420

		56,823,587

Commercial Banks — 3.7%
Bank of New York Mellon Corp. (The)	155,300	4,688,507
Citigroup, Inc.	487,500	23,648,625
Fifth Third Bancorp	423,400	7,638,136
Huntington Bancshares, Inc.	597,100	4,932,046
KeyCorp	1,047,400	11,940,360
PNC Financial Services Group, Inc. (The)	91,700	6,643,665
Regions Financial Corp.	166,600	1,542,716
U.S. Bancorp	25,200	921,816
Wells Fargo & Co.	708,500	29,275,220
Zions Bancorporation(a)	148,900	4,082,838

		95,313,929

Commercial Services — 0.5%
Equifax, Inc.	47,900	2,866,815
MasterCard, Inc. (Class A Stock)	6,400	4,305,792

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services (cont’d.)
Moody’s Corp.	62,300	$4,381,559

		11,554,166

Computer Hardware — 0.9%
Seagate Technology PLC (Ireland)	165,500	7,238,970
Western Digital Corp.	267,600	16,965,840

		24,204,810

Computer Services & Software — 1.9%
Accenture PLC (Ireland) (Class A)	37,100	2,732,044
Computer Sciences Corp.	331,400	17,146,636
Fidelity National Information Services, Inc.	334,900	15,552,756
Oracle Corp.	379,800	12,597,966

		48,029,402

Computers & Peripherals — 3.3%
Apple, Inc.	109,700	52,299,475
Hewlett-Packard Co.	50,600	1,061,588
International Business Machines Corp.	167,300	30,980,614

		84,341,677

Consumer Cyclical – Services — 1.8%
Best Buy Co., Inc.(a)	318,600	11,947,500
Costco Wholesale Corp.	66,400	7,643,968
CVS Caremark Corp.	410,800	23,312,900
H&R Block, Inc.	116,400	3,103,224

		46,007,592

Consumer Products & Services — 1.1%
Avery Dennison Corp.	131,300	5,714,176
Kimberly-Clark Corp.	239,200	22,537,424

		28,251,600

Containers & Packaging — 0.2%
Owens-Illinois, Inc.*	192,200	5,769,844

Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	104,700	6,208,710
Procter & Gamble Co. (The)	524,400	39,639,396

		45,848,106

Distribution/Wholesale
W.W. Grainger, Inc.	3,600	942,156

Diversified Financial Services — 5.9%
Ameriprise Financial, Inc.	40,400	3,679,632
Bank of America Corp.	2,480,800	34,235,040
BlackRock, Inc.	30,500	8,253,910
Discover Financial Services	195,100	9,860,354
Goldman Sachs Group, Inc. (The)	173,000	27,370,330
JPMorgan Chase & Co.	746,400	38,581,416
Morgan Stanley	289,900	7,812,805
SLM Corp.	543,800	13,540,620
Visa, Inc. (Class A Stock)	38,700	7,395,570

		150,729,677

Diversified Machinery — 0.2%
Flowserve Corp.	43,000	2,682,770
Rockwell Automation, Inc.	29,800	3,186,812

		5,869,582

Electric — 0.6%
Ameren Corp.	67,300	2,344,732
Duke Energy Corp.	29,100	1,943,298

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric (cont’d.)
PG&E Corp.	126,200	$5,164,104
Pinnacle West Capital Corp.	85,500	4,680,270

		14,132,404

Electronic Components & Equipment — 0.6%
Emerson Electric Co.	96,100	6,217,670
Honeywell International, Inc.	120,400	9,998,016

		16,215,686

Electronic Equipment & Instruments — 0.5%
TE Connectivity Ltd. (Switzerland)	224,100	11,603,898

Food — 2.0%
Hershey Co. (The)	210,500	19,471,250
J.M. Smucker Co. (The)	95,700	10,052,328
Mondelez International, Inc. (Class A Stock)	226,400	7,113,488
Tyson Foods, Inc. (Class A Stock)	483,200	13,664,896

		50,301,962

Healthcare Products — 3.4%
AbbVie, Inc.	95,800	4,285,134
Baxter International, Inc.	91,700	6,023,773
Boston Scientific Corp.*	1,833,600	21,526,464
CareFusion Corp.*	391,500	14,446,350
Medtronic, Inc.	482,800	25,709,100
Patterson Cos., Inc.	15,600	627,120
St. Jude Medical, Inc.	28,100	1,507,284
Stryker Corp.	201,400	13,612,626

		87,737,851

Healthcare Providers & Services — 1.6%
CIGNA Corp.	73,900	5,679,954
DaVita HealthCare Partners, Inc.*	13,800	785,220
Humana, Inc.	141,400	13,196,862
UnitedHealth Group, Inc.	177,400	12,703,614
WellPoint, Inc.	95,400	7,976,394

		40,342,044

Holding Companies – Diversified — 0.3%
Leucadia National Corp.	268,300	7,308,492

Hotels, Restaurants & Leisure — 0.3%
International Game Technology	244,400	4,626,492
McDonald’s Corp.	25,600	2,462,976

		7,089,468

Housewares — 0.2%
Newell Rubbermaid, Inc.	135,300	3,720,750

Industrial Products — 0.7%
Ingersoll-Rand PLC (Ireland)	265,800	17,261,052

Insurance — 5.2%
ACE Ltd. (Switzerland)	69,400	6,493,064
Allstate Corp. (The)	218,000	11,019,900
American International Group, Inc.	181,400	8,821,482
Assurant, Inc.	37,800	2,044,980
Berkshire Hathaway, Inc. (Class B Stock)*	308,100	34,972,431
Chubb Corp. (The)	72,200	6,444,572
Hartford Financial Services Group, Inc. (The)	415,600	12,933,472
Lincoln National Corp.	228,700	9,603,113
MetLife, Inc.	222,400	10,441,680
Travelers Cos., Inc. (The)	215,600	18,276,412

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group	419,500	$12,769,580

		133,820,686

Internet Services — 3.2%
Amazon.com, Inc.*	57,200	17,883,008
eBay, Inc.*	322,500	17,992,275
Google, Inc. (Class A Stock)*	54,000	47,299,140

		83,174,423

Internet Software & Services — 1.8%
Symantec Corp.	608,900	15,070,275
Yahoo!, Inc.*	963,200	31,939,712

		47,009,987

Machinery & Equipment — 0.7%
Cummins, Inc.	124,300	16,515,741

Manufacturing — 2.3%
3M Co.	125,800	15,021,778
Danaher Corp.	12,200	845,704
General Electric Co.	1,437,100	34,332,319
Parker Hannifin Corp.	68,000	7,392,960

		57,592,761

Media — 3.0%
Comcast Corp. (Class A Stock)	393,300	17,757,495
DIRECTV*	47,400	2,832,150
Gannett Co., Inc.	180,600	4,838,274
Time Warner Cable, Inc.	36,200	4,039,920
Time Warner, Inc.	188,500	12,405,185
Twenty-First Century Fox, Inc.	173,400	5,808,900
Viacom, Inc. (Class B Stock)	166,500	13,916,070
Walt Disney Co. (The)(a)	231,700	14,942,333

		76,540,327

Metals & Mining — 0.3%
Peabody Energy Corp.	133,200	2,297,700
United States Steel Corp.(a)	295,700	6,088,463

		8,386,163

Office Equipment & Supplies — 0.4%
Xerox Corp.	1,090,800	11,224,332

Oil & Gas — 9.5%
Anadarko Petroleum Corp.	169,000	15,715,310
Cabot Oil & Gas Corp.	333,100	12,431,292
CenterPoint Energy, Inc.	109,400	2,622,318
Chevron Corp.	329,400	40,022,100
EOG Resources, Inc.	19,000	3,216,320
Exxon Mobil Corp.	742,500	63,884,700
Helmerich & Payne, Inc.	21,100	1,454,845
Hess Corp.	333,200	25,769,688
Marathon Oil Corp.	433,100	15,106,528
Marathon Petroleum Corp.	176,800	11,371,776
Murphy Oil Corp.	116,900	7,051,408
Newfield Exploration Co.*	279,600	7,652,652
Occidental Petroleum Corp.	190,500	17,819,370
Phillips 66	270,500	15,640,310
Schlumberger Ltd. (Netherlands)	28,400	2,509,424
Tesoro Corp.	39,200	1,724,016

		243,992,057

Pharmaceuticals — 8.9%
Abbott Laboratories	810,600	26,903,814

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
AmerisourceBergen Corp.	351,500	$21,476,650
Cardinal Health, Inc.	79,000	4,119,850
Eli Lilly & Co.	578,700	29,125,971
Express Scripts Holding Co.*	222,000	13,715,160
Johnson & Johnson	532,800	46,188,432
McKesson Corp.	145,800	18,706,140
Mead Johnson Nutrition Co.	27,900	2,071,854
Merck & Co., Inc.	476,200	22,671,882
Pfizer, Inc.	1,540,177	44,218,480

		229,198,233

Real Estate Investment Trusts — 1.6%
American Tower Corp.	51,800	3,839,934
AvalonBay Communities, Inc.	25,500	3,240,795
Boston Properties, Inc.	19,900	2,127,310
Equity Residential	67,000	3,589,190
HCP, Inc.	86,900	3,558,555
Health Care REIT, Inc.	53,600	3,343,568
ProLogis, Inc.	92,700	3,487,374
Public Storage	27,300	4,383,015
Simon Property Group, Inc.	59,300	8,790,039
Ventas, Inc.	55,800	3,431,700
Weyerhaeuser Co.	71,600	2,049,908

		41,841,388

Retail & Merchandising — 5.2%
GameStop Corp. (Class A Stock)	457,100	22,695,015
Gap, Inc. (The)	230,700	9,292,596
Home Depot, Inc. (The)	438,700	33,275,395
Lowe’s Cos., Inc.	345,300	16,439,733
Macy’s, Inc.	198,600	8,593,422
Starbucks Corp.	180,500	13,893,085
Walgreen Co.	98,500	5,299,300
Wal-Mart Stores, Inc.	336,600	24,894,936

		134,383,482

Semiconductors — 2.0%
Intel Corp.	531,900	12,191,148
KLA-Tencor Corp.	100,700	6,127,595
Lam Research Corp.*	81,900	4,192,461
LSI Corp.	1,265,100	9,893,082
NVIDIA Corp.	1,074,000	16,711,440
QUALCOMM, Inc.	46,800	3,152,448

		52,268,174

Software — 2.8%
CA, Inc.	201,700	5,984,439
Electronic Arts, Inc.*	339,400	8,671,670
Microsoft Corp.	1,695,000	56,460,450

		71,116,559

Telecommunications — 2.9%
AT&T, Inc.	733,800	24,817,116
Cisco Systems, Inc.	1,037,500	24,298,250
Harris Corp.	24,600	1,458,780
Verizon Communications, Inc.	498,300	23,250,678

		73,824,824

Tobacco — 0.9%
Altria Group, Inc.	391,800	13,458,330
Philip Morris International, Inc.	115,400	9,992,486

		23,450,816

	Shares	Value
COMMON STOCKS (Continued)
Transportation — 0.5%
FedEx Corp.	6,000	$684,660
Union Pacific Corp.	58,200	9,040,788
United Parcel Service, Inc. (Class B Stock)	42,900	3,919,773

		13,645,221

Utilities — 1.5%
American Electric Power Co., Inc.	228,900	9,922,815
DTE Energy Co.	231,300	15,261,174
Edison International	261,500	12,044,690

		37,228,679

TOTAL LONG-TERM INVESTMENTS (cost $2,411,186,969)		2,462,309,068

SHORT-TERM INVESTMENT — 5.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $151,156,901; includes $53,331,353 of cash collateral for securities on loan)(b)(w)	151,156,901	151,156,901

TOTAL INVESTMENTS — 101.9% (cost $2,562,343,870)		2,613,465,969
Liabilities in excess of other assets(x) — (1.9)%		(48,831,155)

NET ASSETS — 100.0%		$2,564,634,814

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,956,761; cash collateral of $53,331,353 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Depreciation(1)
Long Position:
926	S&P 500 E-Mini	Dec. 2013	$77,941,187	$77,520,090	$(421,097)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,462,309,068	$—	$—
Affiliated Money Market Mutual Fund	151,156,901	—	—
Other Financial Instruments *
Futures Contracts	(421,097)	—	—

Total	$2,613,044,872	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	1,548,536	$15,531,817
AST AQR Large-Cap Portfolio	84,908,945	900,883,908
AST ClearBridge Dividend Growth Portfolio	41,336,931	450,572,543
AST Federated Aggressive Growth Portfolio*	6,608,227	80,950,778
AST Goldman Sachs Large-Cap Value Portfolio*	5,212,011	112,423,075
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,026,325	6,619,793
AST Goldman Sachs Small-Cap Value Portfolio*	4,159,226	63,594,561
AST Herndon Large-Cap Value Portfolio*	9,874,667	112,669,954
AST High Yield Portfolio*	17,020,114	135,309,909
AST International Growth Portfolio*	44,135,865	579,945,264
AST International Value Portfolio*	33,387,073	580,267,328
AST Jennison Large-Cap Growth Portfolio*	12,417,065	212,331,815
AST Jennison Large-Cap Value Portfolio*	11,052,444	169,544,493
AST Large-Cap Value Portfolio*	15,551,765	281,486,944
AST Loomis Sayles Large-Cap Growth Portfolio*	12,111,810	317,450,551
AST Lord Abbett Core Fixed-Income Portfolio*	38,727,670	435,686,285
AST MFS Growth Portfolio*	23,217,381	319,471,165
AST MFS Large-Cap Value Portfolio*	9,004,452	112,735,742
AST Mid-Cap Value Portfolio*	1,084,009	17,647,669
AST Money Market Portfolio*	66,484,454	66,484,454
AST Neuberger Berman Core Bond Portfolio*	14,053,343	144,749,431
AST Neuberger Berman Mid-Cap Growth Portfolio*	884,839	26,527,471
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	804,989	17,589,008
AST Parametric Emerging Markets Equity Portfolio*	2,785,051	24,313,492
AST PIMCO Limited Maturity Bond Portfolio*	8,814,437	91,758,290
AST PIMCO Total Return Bond Portfolio*	66,033,023	812,206,186
AST Prudential Core Bond Portfolio*	93,539,539	985,906,744
AST QMA Emerging Markets Equity Portfolio	2,252,859	21,717,556
AST QMA Large-Cap Portfolio	84,821,947	899,960,859
AST Small-Cap Growth Portfolio*	4,201,183	121,918,318
AST Small-Cap Value Portfolio*	8,462,156	157,819,202
AST T. Rowe Price Equity Income Portfolio*	29,835,921	338,040,984
AST T. Rowe Price Large-Cap Growth Portfolio*	11,616,974	212,706,791
AST T. Rowe Price Natural Resources Portfolio*	447,698	9,656,836
AST Templeton Global Bond Portfolio	23,137	243,406
AST Western Asset Core Plus Bond Portfolio*	49,622,955	522,033,482
AST Western Asset Emerging Markets Debt Portfolio*	11,072,082	106,402,710

		Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $8,610,009,895)(w)			$9,465,158,814

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $503,721,767)(w)		503,721,767	503,721,767

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.005%	12/19/13	16,000	15,999,472
0.050%	12/19/13	200	199,994

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,199,808)			16,199,466

TOTAL SHORT-TERM INVESTMENTS (cost $519,921,575)			519,921,233

TOTAL INVESTMENTS — 100.0% (cost $9,129,931,470)			9,985,080,047
Other assets in excess of liabilities(x)			650,532

NET ASSETS — 100.0%			$9,985,730,579

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index

DAX	German Stock Index

FTSE	Financial Times Stock Exchange

TOPIX	Tokyo Stock Price Index

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
1,368	10 Year U.S. Treasury Notes	Dec. 2013	$169,203,164	$172,902,375	$3,699,211
200	CAC40 10 Euro	Oct. 2013	11,201,602	11,217,836	16,234
39	DAX Index	Dec. 2013	11,352,225	11,329,142	(23,083)
163	FTSE 100 Index	Dec. 2013	17,355,529	16,966,302	(389,227)
243	Russell 2000 Mini Index	Dec. 2013	25,513,785	26,035,020	521,235
505	S&P 500 Index	Dec. 2013	212,336,720	211,380,375	(956,345)
146	TOPIX Index	Dec. 2013	17,460,392	17,771,911	311,519

					$3,179,544

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,968,880,581	$—	$—
U.S. Treasury Obligations	—	16,199,466	—
Other Financial Instruments*
Futures	3,179,544	—	—

Total	$9,972,060,125	$16,199,466	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Equity contracts	$(519,667)
Interest rate contracts	3,699,211

Total	$3,179,544

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 73.8%
COMMON STOCKS — 20.7%
Aerospace & Defense — 0.1%
Boeing Co. (The)	14,800	$1,739,000
Raytheon Co.	6,925	533,710
Rockwell Collins, Inc.	7,700	522,522

		2,795,232

Airlines — 0.2%
United Continental Holdings, Inc.*	107,087	3,288,642

Apparel — 0.2%
Coach, Inc.	92,499	5,043,970

Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	10,850	1,100,081
Dana Holding Corp.	6,894	157,459
Delphi Automotive PLC (United Kingdom)	10,000	584,200
Goodyear Tire & Rubber Co. (The)*(a)	131,795	2,958,798
TRW Automotive Holdings Corp.*	39,598	2,823,733
WABCO Holdings, Inc.*	11,700	985,842

		8,610,113

Automobile Manufacturers — 0.3%
Dongfeng Motor Group Co. Ltd. (China)
(Class H Stock)	790,000	1,201,819
General Motors Co.*(a)	139,522	5,018,606
Oshkosh Corp.*	19,400	950,212

		7,170,637

Beverages — 0.5%
Anheuser-Busch InBev NV (Belgium)	106,396	10,554,244

Biotechnology — 0.2%
Amgen, Inc.	16,900	1,891,786
Biogen Idec, Inc.*	4,600	1,107,496
Celgene Corp.*	8,600	1,323,798
Gilead Sciences, Inc.*	8,500	534,140

		4,857,220

Building Materials
Ainsworth Lumber Co. Ltd. (Canada)*	5,735	22,048

Chemicals — 0.3%
Cabot Corp.	14,030	599,221
Ecolab, Inc.	45,121	4,456,150
Huntsman Corp.	40,500	834,705
Uranium Participation Corp. (Canada)*	8,500	40,682

		5,930,758

Commercial Banks — 2.6%
Bank of America Corp.	362,666	5,004,791
Capital One Financial Corp.	81,717	5,617,227
Citigroup, Inc.	224,743	10,902,283
Credit Suisse Group AG (Switzerland)*	203,972	6,237,857
Goldman Sachs Group, Inc. (The)	17,662	2,794,305
Mitsubishi UFJ Financial Group, Inc. (Japan)	982,200	6,300,182
Regions Financial Corp.	64,200	594,492
Sberbank of Russia (Russia), ADR	546,622	6,575,863
Standard Chartered PLC (United Kingdom)	204,234	4,893,008
SunTrust Banks, Inc.	66,200	2,146,204
U.S. Bancorp	115,175	4,213,101

		55,279,313

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.6%
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	782,000	$922,562
MasterCard, Inc. (Class A Stock)	7,230	4,864,199
Newell Rubbermaid, Inc.	215,085	5,914,838

		11,701,599

Communications Equipment
Brocade Communications Systems, Inc.*	90,200	726,110

Computer Services & Software — 1.1%
Accenture PLC (Class A Stock)	54,323	4,000,346
Activision Blizzard, Inc.	32,000	533,440
EMC Corp.	129,100	3,299,796
Microsoft Corp.	299,194	9,966,153
NetApp, Inc.	37,200	1,585,464
Oracle Corp.	97,800	3,244,026
Western Digital Corp.	8,401	532,623

		23,161,848

Computers & Peripherals — 0.2%
Apple, Inc.	6,970	3,322,947
Teradata Corp.*	23,800	1,319,472

		4,642,419

Construction & Engineering — 0.1%
KBR, Inc.	50,800	1,658,112

Containers & Packaging — 0.1%
Packaging Corp. of America	36,813	2,101,654

Cosmetics/Personal Care — 0.1%
Natura Cosmeticos SA (Brazil)	65,844	1,478,021

Distribution/Wholesale — 0.2%
HD Supply Holdings, Inc.*(a)	47,960	1,053,681
W.W. Grainger, Inc.	14,326	3,749,257

		4,802,938

Diversified Financial Services — 0.7%
Discover Financial Services	76,050	3,843,567
JPMorgan Chase & Co.	193,637	10,009,097
NASDAQ OMX Group, Inc. (The)	10,700	343,363

		14,196,027

Electronic Components & Equipment — 0.7%
Agilent Technologies, Inc.	49,125	2,517,656
Avnet, Inc.	23,900	996,869
Mitsubishi Electric Corp. (Japan)	577,000	6,088,450
Nidec Corp. (Japan)	55,600	4,684,473
TE Connectivity Ltd.	13,700	709,386

		14,996,834

Entertainment & Leisure — 0.1%
Caesars Entertainment Corp.*(a)	37,718	743,422
Pinnacle Entertainment, Inc.*	10,070	252,254
Tyco International Ltd.	31,575	1,104,493

		2,100,169

Environmental Control
Advanced Emissions Solutions, Inc.*	1,420	60,662

Foods — 0.2%
Kraft Foods Group, Inc.	89,064	4,670,516

Hand/Machine Tools — 0.1%
Makita Corp. (Japan)	47,500	2,767,504

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products — 0.1%
Envision Healthcare Holdings, Inc.*	4,200	$109,326
Medtronic, Inc.	44,500	2,369,625

		2,478,951

Healthcare Providers & Services — 0.1%
Aetna, Inc.	24,700	1,581,294
Universal Health Services, Inc. (Class B Stock)	10,200	764,898

		2,346,192

Insurance — 0.5%
Allied World Assurance Co. Holdings AG	6,100	606,279
American Financial Group, Inc.	8,500	459,510
American International Group, Inc.	119,466	5,809,632
Chubb Corp. (The)	11,300	1,008,638
Travelers Cos., Inc. (The)	23,725	2,011,168

		9,895,227

Internet Software & Services — 0.5%
AOL, Inc.*	21,900	757,302
Google, Inc. (Class A Stock)*	6,530	5,719,692
MercadoLibre, Inc. (Argentina)	24,185	3,262,798
Symantec Corp.	42,100	1,041,975

		10,781,767

Investment Companies — 0.3%
American Capital Ltd.*	418,570	5,755,338

Machinery & Equipment — 0.3%
Atlas Copco AB (Sweden) (Class A Stock)	164,375	4,815,290
Cummins, Inc.	5,350	710,855
Zoomlion Heavy Industry Science and Technology Co. Ltd. (China) (Class H Stock)	646,200	561,295

		6,087,440

Manufacturing — 0.4%
3M Co.	38,575	4,606,241
General Electric Co.	46,125	1,101,926
Ingersoll-Rand PLC	32,800	2,130,032

		7,838,199

Media — 1.4%
Cablevision Systems Corp. (Class A Stock)(a)	37,295	628,048
Comcast Corp. (Class A Stock)	105,675	4,771,226
DIRECTV*	150,562	8,996,080
Grupo Televisa SAB (Mexico), ADR	133,381	3,727,999
Time Warner, Inc.	148,560	9,776,734
Twenty-First Century Fox, Inc.	77,075	2,582,013

		30,482,100

Miscellaneous Manufacturing — 0.6%
Danaher Corp.	117,475	8,143,367
Textron, Inc.	125,917	3,476,568

		11,619,935

Oil, Gas & Consumable Fuels — 2.1%
Apache Corp.	41,227	3,510,067
Chevron Corp.	27,875	3,386,813
Eni SpA (Italy)	296,222	6,809,606
Exxon Mobil Corp.	24,175	2,080,017
Halliburton Co.	30,800	1,483,020

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Lukoil OAO (Russia), ADR	78,840	$5,011,070
Marathon Petroleum Corp.	41,455	2,666,386
MRC Global, Inc.*	15,100	404,680
National Oilwell Varco, Inc.	67,767	5,293,280
Oceaneering International, Inc.	17,475	1,419,669
PBF Energy, Inc.	43,508	976,755
Schlumberger Ltd.	85,768	7,578,460
Suncor Energy, Inc. (Canada)	102,375	3,662,977
Tesoro Corp.	19,072	838,786

		45,121,586

Paper & Forest Products — 0.1%
Domtar Corp.	19,175	1,522,879
International Paper Co.	27,600	1,236,480
Newpage Holdings, Inc.*(a)	3,500	305,165

		3,064,524

Pharmaceuticals — 2.2%
Abbott Laboratories	43,325	1,437,957
AbbVie, Inc.	41,525	1,857,413
Bristol-Myers Squibb Co.	19,925	922,129
Eli Lilly & Co.	28,375	1,428,114
Ironwood Pharmaceuticals, Inc.*(a)	5,100	60,435
Johnson & Johnson	9,600	832,224
McKesson Corp.	22,750	2,918,825
Merck & Co., Inc.	201,711	9,603,461
Pfizer, Inc.	447,515	12,848,156
Roche Holding AG (Switzerland)	29,025	7,833,075
Sanofi (France)	68,747	6,962,485

		46,704,274

Retail & Merchandising — 1.5%
AutoZone, Inc.*	14,047	5,938,088
Cie Financiere Richemont SA (Switzerland)	61,319	6,143,908
CVS Caremark Corp.	71,825	4,076,069
Dillard’s, Inc. (Class A Stock)	11,000	861,300
Lowe’s Cos., Inc.	93,500	4,451,535
Macy’s, Inc.	22,200	960,594
Ross Stores, Inc.	49,300	3,589,040
Swatch Group AG (The) (Switzerland)	8,170	5,261,660
Wal-Mart Stores, Inc.	4,750	351,310

		31,633,504

Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc.	136,620	2,396,315
Intel Corp.	4,850	111,162
Samsung Electronics Co. Ltd. (South Korea)	1,784	2,269,237
Teradyne, Inc.*	41,800	690,536

		5,467,250

Telecommunications — 0.5%
Cisco Systems, Inc.	123,400	2,890,028
Crown Castle International Corp.*	11,561	844,300
Level 3 Communications, Inc.*	16,340	436,115
SBA Communications Corp. (Class A Stock)*(a)	11,561	930,198
Vodafone Group PLC (United Kingdom)	1,465,534	5,143,797

		10,244,438

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

			Shares	Value
COMMON STOCKS (Continued)
Tobacco — 0.7%
Imperial Tobacco Group PLC (United Kingdom)			405,492	$14,990,121
Philip Morris International, Inc.			7,775	673,237

				15,663,358

TOTAL COMMON STOCKS (cost $399,362,101)				437,800,673

EXCHANGE TRADED FUNDS — 8.0%
Financial Select Sector SPDR Fund(a)			4,488,987	89,420,621
Health Care Select Sector SPDR Fund(a)			750,058	37,930,433
iShares MSCI Mexico Capped Investable Market Index Fund(a)			641,200	40,966,268

TOTAL EXCHANGE TRADED FUNDS (cost $154,281,210)				168,317,322

PREFERRED STOCKS — 0.4%
Auto Parts & Equipment — 0.2%
Dana Holding Corp., CVT, 144A, 4.000%			14,734	2,828,007

Commercial Banks — 0.2%
GMAC Capital Trust I, Series 2, 8.125%			168,015	4,494,401

TOTAL PREFERRED STOCKS (cost $6,415,375)				7,322,408

			Units
WARRANTS* — 0.1%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (Germany),expiring 01/24/17 (cost 2,105,420)			1,511	1,918,970

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.5%
Access Group, Inc.,
Series 2004-A, Class A2
0.526%(c)	04/25/29	Baa1	393	382,145
Series 2005-A, Class A2
0.486%(c)	04/27/26	Baa2	1,130	1,121,781
Ally Auto Receivables Trust,
Series 2009-B, Class B, 144A
3.670%	03/16/15	Aaa	300	300,372
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C
5.190%	08/17/15	Aaa	311	316,078
Series 2010-1, Class D
6.650%	07/17/17	Aa1	635	658,845
Series 2010-2, Class D
6.240%	06/08/16	Aaa	900	939,736
Series 2010-4, Class C
2.760%	05/09/16	Aaa	900	911,788
Series 2010-4, Class D
4.200%	11/08/16	Aaa	400	414,154
Series 2011-1, Class B
2.190%	02/08/16	Aaa	250	251,626
Series 2011-1, Class D
4.260%	02/08/17	Aa1	600	625,469
Series 2011-2, Class D
4.000%	05/08/17	Aa1	300	311,215

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Series 2011-3, Class C
2.860%	01/09/17	Aaa	400	$409,493
Battalion CLO Ltd. (Cayman Islands),
Series 2013-4A, Class C, 144A
3.639%(c)	10/22/25	BBB(d)	250	234,525
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-BO1, Class 2A1
0.499%(c)	10/25/34	Aaa	831	824,639
Series 2006-HE1, Class 1A3
0.509%(c)	12/25/35	A3	1,900	1,854,058
CFC LLC,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	A3	479	478,121
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.569%(c)	11/25/34	Aa3	204	201,628
Series 2005-BC5, Class 3A3
0.549%(c)	01/25/36	A1	125	121,889
CPS Auto Receivables Trust,
Series 2011-B, Class B, 144A
5.680%	09/17/18	AA-(d)	216	226,136
Figueroa CLO Ltd. (Cayman Islands),
Series 2013-1A, Class C, 144A
3.914%(c)	03/21/24	BBB(d)	250	234,064
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	AAA(d)	428	426,289
Ford Credit Floorplan Master Owner Trust A,
Series 2012-1, Class D
2.282%(c)	01/15/16	A1	184	184,655
GreenPoint Mortgage Funding Trust,
Series 2005-HE1, Class M1
0.779%(c)	09/25/34	AA(d)	96	95,880
GSAMP Trust,
Series 2004-SEA2, Class A2B
0.729%(c)	03/25/34	Aaa	66	65,456
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T1, Class A1, 144A
0.898%	01/15/44	AAA(d)	2,050	2,048,770
Series 2013-T1, Class B1, 144A
1.247%	01/15/44	AA(d)	200	199,880
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	AAA(d)	1,100	1,093,840
Series 2013-T2, Class B2, 144A
1.495%	05/16/44	AA(d)	400	397,360
Series 2013-T6, Class AT6, 144A
1.287%	09/15/44	AAA(d)	300	300,000
KeyCorp Student Loan Trust,
Series 2005-A, Class 2A3
0.478%(c)	09/28/26	Aaa	301	298,314
Series 2006-A, Class 2A3
0.438%(c)	06/27/29	Aaa	1,407	1,385,431
Nationstar Mortgage Advance Receivable Trust,
Series 2013-T1A, Class A1, 144A
1.080%	06/20/44	AAA(d)	3,050	3,048,862
Series 2013-T1A, Class B1, 144A
1.379%	06/20/44	AA(d)	1,300	1,299,522
Series 2013-T1A, Class C1, 144A
1.594%	06/20/44	A(d)	400	399,616

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Series 2013-T1A, Class D1, 144A
2.239%	06/20/44	BBB(d)	300	$299,925
Park Place Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-WCW3, Class A2C
0.559%(c)	08/25/35	A2	192	185,860
Park Place Securities, Inc.,
Series 2005-WHQ2, Class A1B
0.449%(c)	05/25/35	Aa2	2,407	2,378,726
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF1, Class M2
1.199%(c)	12/25/34	A3	502	500,745
Prestige Auto Receivables Trust,
Series 2013-1A, Class A2, 144A
1.090%	02/15/18	AAA(d)	1,171	1,172,500
Residential Asset Mortgage Products, Inc.,
Series 2005-RZ3, Class A2
0.449%(c)	09/25/35	A1	100	99,612
Santander Consumer Acquired Receivables Trust,
Series 2011-S1A, Class D, 144A
3.150%	08/15/16	Baa1	237	238,270
Series 2011-WO, Class C, 144A
3.190%	10/15/15	AA+(d)	2,100	2,122,592
Santander Drive Auto Receivables Trust,
Series 2010-2, Class C
3.890%	07/17/17	AA+(d)	326	332,759
Series 2010-3, Class C
3.060%	11/15/17	AA+(d)	1,350	1,377,209
Series 2010-B, Class C, 144A
3.020%	10/17/16	AAA(d)	1,039	1,049,367
Series 2011-1, Class C
3.110%	05/16/16	Aaa	700	713,485
Series 2011-1, Class D
4.010%	02/15/17	Aa1	2,000	2,071,550
Series 2011-3, Class B
2.500%	12/15/15	Aaa	200	201,247
Series 2011-3, Class D
4.230%	05/15/17	Aa3	400	416,171
Series 2011-4, Class B
2.900%	05/16/16	Aaa	1,258	1,274,316
Series 2011-S1A, Class D, 144A
3.100%	05/15/17	AA-(d)	9	9,386
Series 2012-2, Class B
2.090%	08/15/16	Aaa	400	403,862
Series 2012-4, Class C
2.940%	12/15/17	Aaa	300	305,892
Series 2012-6, Class B
1.330%	05/15/17	Aa1	800	801,298
Series 2013-3, Class C
1.810%	04/15/19	A(d)	450	442,041
Series 2013-A, Class B, 144A
1.890%	10/15/19	Aa1	400	399,907
Series 2013-A, Class C, 144A
3.120%	10/15/19	A2	700	700,764
SLC Private Student Loan Trust,
Series 2009-AA, Class A, 144A
4.750%(c)	06/15/33	Aaa	862	800,178
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
0.694%(c)	09/15/20	Aaa	2,700	2,660,850
Series 2004-A, Class A2
0.454%(c)	03/16/20	Aaa	968	956,672

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Series 2004-B, Class A2
0.454%(c)	06/15/21	Aaa	374	$367,594
Series 2005-A, Class A2
0.394%(c)	12/15/20	Aaa	348	345,983
Series 2006-B, Class A3
0.394%(c)	12/15/22	Aaa	82	81,974
Series 2006-C, Class A3
0.384%(c)	06/15/21	Aaa	599	597,312
SLM Private Education Loan Trust,
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	Aaa	482	482,801
Series 2009-CT, Class 2A, 144A
2.032%(c)	04/15/39	Aaa	752	754,920
Series 2010-A, Class 1A, 144A
3.200%(c)	05/16/44	Aaa	705	728,349
Series 2011-C, Class A1, 144A
1.582%(c)	12/15/23	Aaa	686	690,905
Series 2012-B, Class A1, 144A
1.282%(c)	12/15/21	Aaa	697	699,305
Series 2012-D, Class A1, 144A
1.232%(c)	06/15/23	Aaa	171	171,422
Series 2012-E, Class A1, 144A
0.932%(c)	10/16/23	Aaa	381	380,335
Series 2013-A, Class A1, 144A
0.782%(c)	08/15/22	Aaa	1,139	1,134,891
Series 2013-B, Class A1, 144A
0.832%(c)	07/15/22	AAA(d)	1,539	1,532,476
SLM Student Loan Trust,
Series 2013-C, Class A1, 144A
1.030%(c)	02/15/22	AAA(d)	1,100	1,100,011
Specialty Underwriting & Residential Finance,
Series 2005-BC1, Class M2
0.929%(c)	12/25/35	Aa2	39	38,573

TOTAL ASSET-BACKED SECURITIES (cost $53,153,067)				53,083,672

BANK LOANS(c) — 1.5%
Airlines
Northwest Air,
Participation Loan B757-200
1.621%	09/10/18	NR	134	118,402
2.241%	03/10/17	NR	152	139,912
Participation Loan B757-300
1.621%	03/10/17	NR	132	116,196
1.679%	09/10/18	NR	133	117,667
2.241%	03/10/17	NR	152	140,630

				632,807

Auto Parts & Equipment — 0.2%
Federal-Mogul Corp.,
Tranche Term Loan B
2.118%	12/27/14	B1	1,812	1,778,626
Tranche Term Loan C
2.118%	12/27/15	B1	989	970,862
Schaeffler AG,
Facility C
4.250%	01/27/17	B+(d)	535	536,070

				3,285,558

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals
Ineos US Finance LLC,
Cash Dollar Term Loan
4.000%	04/19/18	B1	365	$365,776
Macdermid, Inc.,
Tranche Term Loan B
7.750%	11/30/20	Caa1	135	136,350
Oxea Finance LLC,
Term Loan (Second Lien)
8.250%	07/15/20	Caa1	225	223,805

				725,931

Commercial Services & Supplies — 0.1%
Coinmach Service Corp.,
Term Loan
4.250%	11/02/19	B2	295	293,894
Interactive Data Corp.,
Refinancing Term Loan
3.750%	02/11/18	Ba3	289	287,367
Weather Co. (The),
Term Loan
7.000%	12/26/20	B3	230	235,750

				817,011

Computer Services & Software — 0.1%
First Data Corp.,
2018 Dollar Term Loan
4.180%	03/24/18	B1	340	336,782
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	Caa1	530	547,887
Lawson Software, Inc.,
Tranche Term Loan B-2
5.250%	04/15/18	Ba3	790	791,927
Zayo Group LLC,
Term Loan
4.500%	03/31/19	B1	908	907,579

				2,584,175

Distribution/Wholesale
HD Supply, Inc.,
Term Loan
4.500%	10/12/17	B1	621	621,629

Diversified Financial Services — 0.1%
iStar Financial, Inc.,
Loan
4.500%	10/08/17	B1	182	181,966
KCG Holdings, Inc.,
Term Loan
5.750%	11/21/17	Ba3	405	403,736
Nuveen Investments, Inc.,
Tranche Term Loan B (First Lien)
4.179%	05/13/17	B2	8	7,932
Ocwen Loan Servicing LLC,
Initial Term Loan
5.000%	01/31/18	B1	682	688,677

				1,282,311

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Providers & Services
LHP Operations Co. LLC,
Term Loan
9.000%	06/20/18	B3	217	$213,991
Truven Health Analytics, Inc.,
New Tranche Term Loan B
4.500%	05/24/19	Ba3	286	287,102

				501,093

Hotels, Restaurants & Leisure — 0.6%
Harrahs Las Vegas Propco, LLC,
Sr. Loan
3.683%	02/13/14	NR	7,069	6,881,671
Hilton Worldwild Finance LLC,
Term Loan
Zero	09/23/20	Ba3	3,614	3,606,250
MGM Resorts International,
Term Loan B
3.500%	12/27/19	Ba2	285	283,890
Station Casinos LLC,
Term Loan B
5.000%	03/01/20	B1	831	836,018

				11,607,829

Insurance
Alliant Insurance Services (The),
Initial Term Loan
5.000%	12/03/19	B1	347	347,087

Manufacturing
Wilsonart LLC,
Initial Term Loan
4.000%	10/18/19	B2	427	422,721

Media — 0.1%
Cengage Learning Acquisitions, Inc.,
Original Term Loan
4.750%	07/03/14	Caa1	69	50,242
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.829%	01/29/16	Caa1	102	96,109
Tranche Term Loan C
3.829%	01/29/16	Caa1	70	64,654
Tranche Term Loan D
6.929%	01/22/19	Caa1	1,101	1,015,070

				1,226,075

Metals & Mining — 0.1%
FMG Resources August 2006 Pty Ltd.,
Term Loan
5.250%	10/04/17	Ba1	933	935,845
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	B2	233	229,672

				1,165,517

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.,
Loan
5.750%	12/02/17	Ba3	1,365	1,388,034

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Offshore Group Investment Ltd.,
Loan
6.250%	10/05/17	B3	729	$736,932
Second Term Loan
5.750%	03/28/19	B3	318	321,502
Samson Investment Co.,
Initial Term Loan (Second Lien)
6.000%	09/12/17	B1	210	210,105

				2,656,573

Publishing
MTL Publishing LLC,
Term Loan B
4.250%	02/07/18	Ba3	302	303,087

Real Estate
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	Ba3	30	29,723
Initial Term Loan B
4.500%	02/21/20	Ba3	542	544,760

				574,483

Retail & Merchandising
J.C. Penney Corp.,
Term Loan
6.000%	05/15/18	B2	195	188,655

Telecommunications — 0.1%
Alcatel-Lucent USA, Inc. (European Currency Unit),
Euro Term Loan
6.250%	01/30/19	B1	308	418,132
US Term Loan
5.750%	01/30/19	B1	784	789,171
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B-1
4.250%	04/02/18	Ba3	858	859,182
Level 3 Financing, Inc.,
2019 Tranche Term Loan B-II
4.750%	08/01/19	Ba3	115	115,142
Term Loan
4.750%	01/15/20	Ba3	115	115,431
Virgin Media Investment Holdings,
Facility B
3.500%	02/07/20	Ba3	135	134,118

				2,431,176

TOTAL BANK LOANS (cost $30,926,896)				31,373,718

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Commercial Mortgage Trust,
Series 2006-5, Class AM
5.448%	09/10/47	Baa1	270	285,301
Series 2006-6, Class A4
5.356%	10/10/45	Aaa	624	678,355
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2004-6, Class A3
4.512%	12/10/42	AAA(d)	18	17,821

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-6, Class A4
5.358%(c)	09/10/47	Aaa	830	$888,274
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AM
5.449%(c)	12/11/40	A-(d)	400	428,639
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5, CMBS 6.1
5.617%	10/15/48	Aaa	650	712,888
Series 2007-CD5, Class A4, CMBS 6.1
5.886%(c)	11/15/44	Aaa	451	508,069
COMM 2006-C7 Mortgage Trust,
Series 2006-C7, Class AM
5.779%(c)	06/10/46	BBB-(d)	270	290,754
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.800%(c)	12/10/49	Aaa	607	691,053
Series 2013-LC6, Class AM
3.282%	01/10/46	Aaa	190	180,549
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	Baa3	160	168,584
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3, Class A3
5.793%(c)	06/15/38	Aaa	445	487,247
Series 2006-C3, Class AM
5.993%(c)	06/15/38	A3	110	119,577
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	320	349,275
Series 2007-C1, Class A3
5.383%	02/15/40	Baa1	380	408,878
Series 2007-C2, Class A3
5.542%(c)	01/15/49	Aaa	285	315,738
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	Aaa	861	861,022
GE Capital Commercial Mortgage Series,
Series 2005-C2, Class A4
4.978%(c)	05/10/43	AAA(d)	500	524,916
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class A4
5.238%(c)	11/10/45	AAA(d)	970	1,026,763
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A4
4.799%(c)	08/10/42	Aaa	430	444,616
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	Aaa	160	163,026
Series 2013-GC13, Class A5
4.176%(c)	07/10/46	Aaa	210	217,434
GSMS Trust,
Series 2009-RR1, Class GGA, 144A
6.031%(c)	07/12/38	Aaa	340	372,606
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB14, Class AM
5.630%(c)	12/12/44	A1	310	334,972
Series 2012-CBX, Class AS
4.271%	06/15/45	Aaa	170	175,318

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	Aaa	250	$257,406
Series 2013-C14, Class AS
4.409%(c)	08/15/46	Aaa	130	134,381
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-PNC1, Class B
5.363%(c)	06/12/41	AA-(d)	500	512,788
Series 2005-CB13, Class AM
5.283%(c)	01/12/43	Baa1	350	375,968
Series 2005-LDP5, Class AM
5.242%(c)	12/15/44	Aaa	850	919,362
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	217	237,449
Series 2006-LDP8, Class AM
5.440%	05/15/45	Aaa	290	318,066
Series 2011-C5, Class A3
4.171%	08/15/46	Aaa	190	200,100
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.081%(c)	07/15/44	Aaa	370	417,003
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.794%	07/15/40	Aaa	990	1,037,090
Series 2006-C1, Class AM
5.217%(c)	02/15/31	A-(d)	110	118,206
Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	595	658,872
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	437	488,793
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	Aaa	500	562,943
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class AM
5.856%(c)	09/12/49	BBB-(d)	50	55,483
Morgan Stanley Capital I Trust,
Series 2005-IQ9, Class A5
4.700%	07/15/56	AAA(d)	288	296,646
Series 2005-IQ10, Class AJ
5.240%(c)	09/15/42	Baa1	190	198,448
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	Aaa	150	165,119
Series 2007-IQ15, Class A4
6.107%(c)	06/11/49	BBB-(d)	540	604,906
Series 2007-T25, Class A3
5.514%(c)	11/12/49	Aaa	630	701,066
Series 2007-T27, Class A4
5.647%(c)	06/11/42	AAA(d)	1,000	1,129,785
Series 2007-T27, Class AM
5.647%(c)	06/11/42	AA(d)	430	472,174
Series 2012-C4, Class A4
3.244%	03/15/45	Aaa	330	325,812
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.799%(c)	08/12/45	Aaa	800	889,273

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
ORES NPL LLC,
Series 2012-LV1, Class A, 144A
4.000%	09/25/44		Baa3	176	$175,786
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A4
3.244%	04/10/46		Aaa	270	260,308
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699%	05/15/44		AAA(d)	180	188,725
Series 2005-C19, Class B
4.892%	05/15/44		AA(d)	100	103,830
Series 2005-C20, Class A7
5.118%(c)	07/15/42		Aaa	630	667,326
Series 2005-C20, Class AJ
5.162%(c)	07/15/42		A3	570	604,091
Series 2005-C20, Class AMFX
5.179%(c)	07/15/42		Aa1	520	552,284
Series 2006-C27, Class A3
5.765%(c)	07/15/45		Aaa	595	642,207
Series 2006-C28, Class A4
5.572%	10/15/48		Aaa	500	548,934
Series 2006-C28, Class AM
5.603%(c)	10/15/48		Baa2	430	464,848
Series 2007-C34, Class A3
5.678%	05/15/46		Aaa	650	729,185
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class A3
2.875%	12/15/45		Aaa	270	253,455

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,294,425)					26,919,793

CONVERTIBLE BONDS — 0.2%
Consumer Products & Services
Jarden Corp.,
Gtd. Notes, 144A
1.875%	09/15/18		B1	270	324,000

Insurance — 0.1%
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20		B-(d)	58	73,624
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19		B-(d)	522	761,467
3.000%	11/15/17		B-(d)	368	522,100

					1,357,191

Metals & Mining — 0.1%
Alpha Appalachia Holdings, Inc.,
Gtd. Notes
3.250%	08/01/15	(a)	B(d)	639	597,465
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66	(a)	B1	482	386,805

					984,270

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Real Estate
IVG Finance BV (Netherlands),
Gtd. Notes
1.750%	03/29/17	NR	400	$402,662

Retail & Merchandising
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20	B(d)	100	161,000

TOTAL CONVERTIBLE BONDS (cost $3,085,129)				3,229,123

CORPORATE BONDS — 20.6%
Advertising
Checkout Holding Corp.,
Sr. Notes, 144A
9.447%(s)	11/15/15	Caa1	258	211,883
inVentiv Health, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	B2	726	729,630

				941,513

Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	B3	840	913,500
L-3 Communications Corp.,
Gtd. Notes
3.950%	11/15/16	Baa3	100	106,663
4.950%	02/15/21	Baa3	766	811,136
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42	Baa1	1,308	1,149,132
Meccanica Holdings USA, Inc. (Italy),
Gtd. Notes, 144A
6.250%	07/15/19	Ba1	247	254,410
Raytheon Co.,
Sr. Unsec’d. Notes
4.700%	12/15/41	A3	550	542,188
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15	A2	300	320,479

				4,097,508

Airlines — 0.2%
AMR Claims PSA,
Notes
10.680%	12/31/19	NR	275	224,125
10.680%	12/31/49	NR	415	342,375
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	B1	950	966,625
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	A-(d)	800	782,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	Ba2	488	502,640
US Airways 2011-1 Class C Pass-Through Trust,
Pass-Through Certificates
10.875%	10/22/14	B3	201	211,629

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	12/03/22		B1		240	$245,400
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18		Caa2		688	659,620

						3,934,414

Apparel — 0.1%
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
9.000%	02/15/18		Caa1		65	66,787
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22	(a)	B1		134	142,040
7.750%	05/15/18		B1	EUR	50	71,972
Quiksilver, Inc./QS Wholesale, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/18		B2		99	103,207
SIWF Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21		B2		439	430,220
VF Corp.,
Sr. Unsec’d. Notes
3.500%	09/01/21		A3		100	100,555
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21		Ba2		225	225,000
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20		B2		477	494,887

						1,634,668

Auto Parts & Equipment — 0.2%
Continental Rubber of America Corp. (Germany),
Sr. Sec’d. Notes, 144A
4.500%	09/15/19		Baa3		150	156,450
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23		Ba1		170	175,525
6.125%	05/15/21		Ba1		135	147,487
GKN Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
5.375%	09/19/22		Ba1	GBP	230	385,620
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17		B3		265	285,537
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, RegS
8.250%	03/15/20		Ba2	GBP	344	619,000
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, RegS
4.250%	05/15/18		Ba2	EUR	151	206,323
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, RegS, PIK
6.875%	08/15/18		B1	EUR	375	531,417
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	10/01/20		B1		390	392,925

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
7.875%	10/01/17	B1		508	$540,766

					3,441,050

Automobile Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes, 144A
4.875%	10/02/23	Ba1		750	733,125
6.250%	10/02/43	Ba1		1,620	1,595,700

					2,328,825

Automobiles
Asbury Automotive Group, Inc.,
Gtd. Notes
8.375%	11/15/20	B2		391	431,077

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.500%	07/15/22	A3		400	370,046
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23	A1		600	561,999
3.600%	08/13/42	A1		200	166,206
4.000%	03/05/42	A1		300	268,456
7.900%	11/01/18	A1		1,500	1,909,476
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
4.875%	05/01/21	B3		445	413,850

					3,690,033

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16	Baa1		500	515,187
Biogen Idec, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18	Baa2		800	949,728
Bio-Rad Laboratories, Inc.,
Sr. Unsec’d. Notes
4.875%	12/15/20	Ba1		200	207,079
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	Baa2		800	799,634
3.250%	08/15/22	Baa2		700	663,762
3.950%	10/15/20	Baa2		400	410,699
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.050%	12/01/16	Baa1		400	422,323

					3,968,412

Building Materials — 0.3%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17	B2		1,332	1,430,235
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3		445	478,375
Buzzi Unicem SpA (Italy),
Sr. Unsec’d. Notes
6.250%	09/28/18	BB+(d)	EUR	138	199,622

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19		B+(d)		200	$192,000
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21		Caa2		795	807,919
HeidelbergCement Finance Luxembourg SA (Germany),
Gtd. Notes
7.500%	04/03/20		Ba2	EUR	64	102,725
Lafarge SA (France),
Sr. Unsec’d. Notes, MTN
4.750%	09/30/20		Ba1	EUR	265	362,539
Spie BondCo 3 SCA (Luxembourg),
Gtd. Notes, RegS
11.000%	08/15/19		Caa1	EUR	215	327,948
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20		Caa2		266	292,600
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18		Caa2		984	1,138,980

						5,332,943

Chemicals — 0.5%
Airgas, Inc.,
Sr. Unsec’d. Notes
2.375%	02/15/20		Baa2		400	381,405
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18		Ba1		230	227,125
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		Ba3		124	117,490
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21		B1		209	208,477
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.000%	08/09/15		Baa1		400	400,185
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		B1		334	316,465
8.625%	03/15/20		B2		60	66,000
8.625%	03/15/21	(a)	B2		760	843,600
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		B1		470	504,075
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
6.125%	08/15/18	(a)	Caa1		340	332,350
Gtd. Notes, RegS
6.500%	08/15/18		Caa1	EUR	335	444,141
LYB International Finance BV (Netherlands),
Gtd. Notes
4.000%	07/15/23		Baa1		100	99,138
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		Baa1		900	1,027,197

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
3.250%	12/15/19		Baa3		600	$589,726
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20		B1		585	614,250
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19		Ba3		230	228,850
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18		B2		399	440,895
Perstorp Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	05/15/17		B2		205	212,688
Petrologistics LP/Petrologistics Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/20		B2		194	190,120
PolyOne Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/23		Ba3		330	311,850
Rain CII Carbon LLC/CII Carbon Corp.,
Sr. Sec’d. Notes, 144A
8.250%	01/15/21		B1		240	241,200
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		Ba1		1,273	1,279,365
RPM International, Inc.,
Sr. Unsec’d. Notes
3.450%	11/15/22		Baa3		325	303,932
6.125%	10/15/19		Baa3		300	341,626
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	(a)	B2		273	270,270
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (Netherlands),
Gtd. Notes, 144A
7.375%	05/01/21	(a)	Caa1		706	737,770
Sr. Sec’d. Notes, RegS
5.750%	02/01/21		B1	EUR	100	135,623

						10,865,813

Commercial Banks — 1.8%
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		B1		163	183,171
8.000%	03/15/20	(a)	B1		260	299,000
8.000%	11/01/31		B1		2,721	3,061,125
Sr. Unsec’d. Notes
8.000%	11/01/31		B1		609	677,513
ANZ New Zealand International Ltd. (New Zealand),
Bank Gtd. Notes, 144A
1.125%	03/24/16		Aa3		400	399,233
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		B1		195	170,625
Sr. Unsec’d. Notes
1.500%	10/09/15		Baa2		600	603,281
4.500%	04/01/15		Baa2		300	315,056
5.700%	01/24/22		Baa2		1,200	1,340,474

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
5.875%	01/05/21		Baa2	300	$340,001
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		Baa2	1,400	1,311,464
5.875%	02/07/42		Baa2	100	111,028
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
0.700%	03/04/16		Aa3	600	594,645
2.100%	08/01/18		Aa3	500	502,486
Sub. Notes
4.500%(c)	12/29/49		Baa1	150	129,750
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
0.950%	03/15/16		Aa2	600	598,207
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18		Ba3	661	692,397
6.000%	04/01/36		Ba3	450	436,189
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		Ba3	976	1,024,800
6.625%	04/01/18	(a)	Ba3	464	510,400
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23		Baa2	1,500	1,427,352
3.953%	06/15/16		Baa2	700	745,183
4.450%	01/10/17		Baa2	800	866,214
4.750%	05/19/15		Baa2	95	100,539
5.375%	08/09/20		Baa2	700	783,036
5.875%	01/30/42		Baa2	50	55,592
8.125%	07/15/39		Baa2	300	416,647
Sub. Notes
3.500%	05/15/23		Baa3	700	631,678
6.125%	08/25/36		Baa3	200	201,289
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
4.000%	01/29/21		Aa3	100	102,374
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16		A3	400	397,568
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18		A3	600	604,820
3.625%	01/22/23		A3	2,500	2,390,645
5.750%	01/24/22		A3	600	665,186
5.950%	01/18/18		A3	500	565,203
6.250%	02/01/41		A3	600	672,191
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15		A3	500	521,649
Sub. Notes
6.750%	10/01/37		Baa1	650	678,363
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21		Aa3	1,000	1,101,533
Sub. Notes
6.500%	09/15/37		A3	150	170,006
KFW (Germany),
Gov’t. Gtd. Notes, MTN
2.750%	10/01/20		Aaa	1,400	1,428,700
Lloyds Bank PLC (United Kingdom),
Sub. Notes, MTN

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
11.875%(c)	12/16/21		Ba1	EUR	52	$86,352
Morgan Stanley,
Sr. Unsec’d. Notes
1.750%	02/25/16		Baa1		800	803,858
2.875%	07/28/14		Baa1		200	203,312
3.750%	02/25/23		Baa1		2,600	2,506,488
3.800%	04/29/16		Baa1		200	210,505
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19		Baa1		400	446,370
Sub. Notes, MTN
4.100%	05/22/23		Baa2		400	373,087
Royal Bank of Canada (Canada),
Covered Bonds
1.125%	07/21/17		Aaa		3,400	3,403,720
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16		Aa3		600	598,219
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16		A1		300	309,048
Wachovia Bank NA,
Sub. Notes
6.600%	01/15/38		A1		250	302,180

						37,069,752

Commercial Services & Supplies — 0.8%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
9.500%	07/31/43		BB(d)	GBP	190	330,662
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22		B1		405	428,287
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
4.875%	11/15/17	(a)	B2		390	397,800
Brickman Group Holdings, Inc.,
Sr. Notes, 144A
9.125%	11/01/18		B3		9	9,630
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		A+(d)		200	181,012
Ceridian Corp.,
Gtd. Notes
11.250%	11/15/15		Caa2		368	371,680
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	(a)	B1		1,623	1,858,335
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		Caa2		1,847	2,137,903
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
9.750%	08/01/17		B3	EUR	301	442,839
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		B3		416	443,040
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		B2		65	66,950
6.250%	10/15/22	(a)	B2		270	278,775
6.750%	04/15/19		B2		205	216,787
7.375%	01/15/21		B2		1,425	1,531,875

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Gtd. Notes, 144A
4.250%	04/01/18		B2		195	$191,587
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	12/15/17		Caa1		315	319,528
Interactive Data Corp.,
Gtd. Notes
10.250%	08/01/18		B3		890	985,675
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	(a)	B3		770	865,287
La Financiere Atalian SA (France),
Sr. Unsec’d. Notes, RegS
7.250%	01/15/20		B3	EUR	207	280,040
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19		Caa1		1,708	1,844,640
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20		B3		154	160,737
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18		B3		265	268,975
TMF Group Holding BV (Netherlands),
Gtd. Notes, RegS
9.875%	12/01/19		Caa1	EUR	330	470,566
TransUnion LLC/TransUnion Financing Corp.,
Gtd. Notes
11.375%	06/15/18		B2		66	73,343
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23		B2		165	165,825
7.375%	05/15/20		B2		125	134,687
7.625%	04/15/22		B2		1,111	1,208,213
Sec’d. Notes
5.750%	07/15/18		Ba2		752	789,600
Verisure Holding AB (Sweden),
Second Lien
8.750%	12/01/18		Caa1	EUR	100	143,740
Sr. Sec’d. Notes, RegS
8.750%	09/01/18		B2	EUR	128	189,616
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23		Ba3		123	111,930

						16,899,564

Computer Services & Software — 0.7%
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21		Ba2		793	793,991
6.125%	09/15/23		Ba2		462	464,310
Computer Sciences Corp.,
Sr. Unsec’d. Notes
4.450%	09/15/22		Baa2		400	393,119
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	07/15/22		A2		100	92,974
EMC Corp.,
Sr. Unsec’d. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computer Services & Software (cont’d.)
2.650%	06/01/20		A1	800	$791,911
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		Caa1	290	309,575
First Data Corp.,
Gtd. Notes, 144A
10.625%	06/15/21		Caa1	773	784,595
11.250%	01/15/21		Caa1	20	20,900
11.750%	08/15/21	(a)	Caa2	695	670,675
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	(a)	B1	1,043	1,079,505
7.375%	06/15/19	(a)	B1	2,171	2,284,977
Fiserv, Inc.,
Gtd. Notes
3.500%	10/01/22		Baa2	900	852,094
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.750%	06/02/14		Baa1	400	410,506
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		B3	637	650,536
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19		Caa1	1,846	2,062,905
Microsoft Corp.,
Sr. Unsec’d. Notes
2.125%	11/15/22		Aaa	500	454,905
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	(a)	B1	387	365,715
Oracle Corp.,
Sr. Unsec’d. Notes
3.625%	07/15/23		A1	225	224,399
5.375%	07/15/40		A1	100	108,897
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19		Caa1	355	385,175
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		Caa1	1,120	1,285,200
Sr. Sec’d. Notes
8.125%	01/01/20		B1	880	962,500

					15,449,364

Computers & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		Aa1	600	543,109
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.600%	11/30/39		Aa3	11	12,477
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		Caa1	820	836,400
7.375%	11/15/18		Caa1	330	349,800

					1,741,786

Construction & Engineering
Aguila 3 SA (Luxembourg),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Construction & Engineering (cont’d.)
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	B2		350	$365,750
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/23	B2		175	168,000

					533,750

Consumer Products & Services — 0.3%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20	Baa2		1,000	1,036,994
IVS F. SpA (Italy),
Sr. Sec’d. Notes, RegS
7.125%	04/01/20	BB-(d)	EUR	240	326,989
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B1		510	581,400
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/22	A2		150	142,306
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	Caa2		395	414,750
9.875%	08/15/19	Caa2		967	1,049,195
Sr. Sec’d. Notes
5.750%	10/15/20	B1		1,586	1,591,947
7.125%	04/15/19	B1		350	371,875
7.875%	08/15/19	B1		306	336,600
Tupperware Brands Corp.,
Gtd. Notes
4.750%	06/01/21	Baa3		800	811,610

					6,663,666

Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC (Luxembourg),
Gtd. Notes, 144A
9.125%	10/15/20	B3		414	438,840
Sr. Sec’d. Notes, 144A
7.375%	10/15/17	Ba3		410	438,700
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	B3		915	965,325
Sr. Sec’d. Notes, RegS
5.000%	11/15/22	Ba3	EUR	260	338,551
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	B3		367	352,320
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	Ba1		456	409,260
6.750%	09/15/20	Ba1		54	58,387
7.375%	09/01/19	Ba1		333	360,473
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18	Caa1		549	594,293
9.750%	01/15/21	Caa1		150	173,250
Crown Americas LLC/Crown Americas Capital Corp. III,
Gtd. Notes
6.250%	02/01/21	Ba2		404	422,180
Crown Americas LLC/Crown Americas Capital Corp. IV,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
Gtd. Notes, 144A
4.500%	01/15/23	Ba2		211	$193,065
OI European Group BV (Netherlands),
Gtd. Notes, RegS
4.875%	03/31/21	Ba2	EUR	311	429,151
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25	Caa2		529	481,390
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	B1		340	356,150
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19	B3		141	158,625

					6,169,960

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21	B3		530	521,387
HD Supply, Inc.,
Sec’d. Notes
11.000%	04/15/20	B3		2,114	2,531,515
Sr. Sec’d. Notes
8.125%	04/15/19	B1		1,582	1,756,020
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa2		2,056	2,130,530
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17	Caa1		50	52,750

					6,992,202

Diversified Financial Services — 1.0%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19	Ba3		223	235,823
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	B1		590	600,325
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/26/16	A2		500	497,706
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	B3		65	60,125
Credit Acceptance Corp.,
Sr. Sec’d. Notes
9.125%	02/01/17	B1		500	530,000
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (United Arab Emirates),
Pass-Through Certificates, 144A
5.125%	11/30/24	A3		592	592,982
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class B Pass-Through Trust (United Arab Emirates),
Sec’d. Notes, 144A
6.500%	05/30/21	Baa3		222	232,946
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	Baa3		400	399,959

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
3.875%	01/15/15		Baa3		400	$413,712
4.250%	09/20/22		Baa3		900	898,842
4.375%	08/06/23		Baa3		975	975,551
5.875%	08/02/21		Baa3		500	555,814
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18		B2	GBP	516	904,374
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	07/02/15		A1		700	710,308
2.250%	11/09/15		A1		400	410,661
2.900%	01/09/17		A1		300	314,026
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		A1		200	238,560
6.875%	01/10/39		A1		100	122,555
Sub. Notes, MTN
6.375%(c)	11/15/67		A2		100	106,750
General Motors Financial Co., Inc.,
Gtd. Notes
6.750%	06/01/18		Ba3		222	245,865
Gtd. Notes, 144A
4.250%	05/15/23		Ba3		352	321,640
House of Fraser Funding PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	08/15/18		Caa1	GBP	480	829,218
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18		Ba3		1,037	1,086,257
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.875%	07/01/16	(a)	B3		385	385,963
4.875%	07/01/18		B3		691	670,270
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	04/01/20		B1		410	405,900
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23		Baa3		125	125,982
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20		B2		607	594,860
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.150%(c)	12/29/49		Ba1		375	328,125
Sr. Unsec’d. Notes
1.125%	02/26/16		A2		800	799,077
3.200%	01/25/23		A2		1,200	1,122,622
3.250%	09/23/22		A2		400	377,357
3.450%	03/01/16		A2		600	631,781
4.350%	08/15/21		A2		400	414,348
5.600%	07/15/41		A2		300	323,442
Sub. Notes
3.375%	05/01/23		A3		500	453,432
KCG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	06/15/18		B2		554	545,690
Lehman Brothers Escrow,
Sr. Unsec’d. Notes(i)
— %(s)	01/01/40		NR		435	113,100

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
4.750%	01/16/14		NR	EUR	415	$148,780
5.268%	02/05/14		NR	EUR	900	316,567
5.375%	10/17/13		NR	EUR	50	17,925
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37		Baa3		500	514,965
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17		Caa2		61	59,933
Servus Luxembourg Holding SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
7.750%	06/15/18		B2	EUR	441	605,675
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/21		B3		43	44,613
8.250%	10/01/23		B3		77	80,080
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17		B3		605	632,225
UPCB Finance II Ltd. (Netherlands),
Sr. Sec’d. Notes, RegS
6.375%	07/01/20		Ba3	EUR	160	226,781

						21,223,492

Electric — 0.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21		B1		120	127,500
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		A3		200	185,223
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		Baa2		400	344,266
4.450%	03/15/21		Baa2		500	535,743
DPL, Inc.,
Sr. Unsec’d. Notes
6.500%	10/15/16		Ba2		486	515,160
7.250%	10/15/21		Ba2		532	543,970
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		Baa1		500	557,208
Duke Energy Florida, Inc.,
First Mortgage
3.850%	11/15/42		A2		400	347,954
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
12.250%	03/01/22	(a)	Caa1		806	906,750
Sr. Sec’d. Notes
10.000%	12/01/20		B3		4,546	4,790,347
Sr. Sec’d. Notes, 144A
6.875%	08/15/17	(a)	B3		392	398,860
10.000%	12/01/20		B3		255	267,750
Sr. Unsec’d. Notes, 144A, PIK
11.250%	12/01/18	(a)	Caa1		1,462	965,042
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		Baa2		300	297,036

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
GenOn REMA LLC,
Pass-Through Certificates
9.237%	07/02/17	B2		203	$205,037
9.681%	07/02/26	B2		889	942,340
Homer City Generation LP,
Sec’d. Notes, PIK
8.734%	10/01/26	Caa1		255	262,650
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1		200	223,740
6.500%	09/15/37	Baa1		250	295,290
Mirant Mid Atlantic Pass-Through Trust B,
Pass-Through Certificates
9.125%	06/30/17	Ba2		180	191,257
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	Baa1		300	263,070
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	B1		160	177,200
7.875%	05/15/21	B1		460	492,200
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32	Baa3		100	123,709
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21	A3		400	392,638
3.250%	06/15/23	A3		500	476,387
3.750%	08/15/42	A3		400	325,494
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	A1		1,000	927,543
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	Baa2		100	95,619
4.400%	01/15/21	Baa2		500	528,779
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	Baa1		250	256,517
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22	Baa3		50	48,818
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21	Baa3		100	101,869
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	Baa1		100	98,656
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	A3		500	470,564
Techem Energy Metering Service GmbH & Co. KG (Germany),
Gtd. Notes, RegS
7.875%	10/01/20	B3	EUR	106	157,869
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20	B1	EUR	410	560,215
Trionista Topco GmbH (Germany),
Sub. Notes, RegS
6.875%	04/30/21	Caa1	EUR	100	139,005

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16	Baa1		400	$397,196

					18,936,471

Electrical Equipment
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20	Ba2		371	374,710

Electronic Components & Equipment — 0.2%
APX Group, Inc.,
Gtd. Notes, 144A
8.750%	12/01/20	Caa1		1,260	1,237,950
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	B1		909	859,005
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22	Ba2		140	135,100
Sr. Sub. Notes, RegS
5.500%	04/15/23	Ba2	EUR	140	183,622
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22	B1		470	450,025
Techem GmbH (Germany),
Sr. Sec’d. Notes, RegS
6.125%	10/01/19	Ba3	EUR	300	436,294
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.200%	03/01/16	Baa1		400	416,680

					3,718,676

Entertainment & Leisure — 0.3%
Carlson Wagonlit BV (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	06/15/19	B1		200	202,000
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, RegS
8.750%	05/15/18	B3	EUR	498	697,300
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20	Ba3		172	178,450
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, RegS
9.750%	08/15/18	B1	EUR	480	681,447
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16	Baa1		50	51,614
4.350%	10/01/20	Baa1		200	211,519
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/18	B1		286	291,720
PNK Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/21	B2		438	446,760
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	02/01/25	B3		104	95,940
Sabre Holdings Corp.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d.)
8.350%	03/15/16	Caa1		406	$442,540
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	B3		507	482,917
Travelport LLC/Travelport Holdings, Inc.,
Gtd. Notes, 144A, PIK
13.875%	03/01/16	Caa2		680	706,736
Vougeot Bidco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.875%	07/15/20	B2	GBP	208	350,236
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18	B3		1,122	1,293,105

					6,132,284

Environmental Control — 0.1%
ADS Waste Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	10/01/20	Caa1		505	532,775
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.375%	10/01/22	Ba3		510	522,436

					1,055,211

Foods — 0.2%
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20	B3		600	606,000
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
7.125%	10/01/26	Baa2		100	121,663
Findus Bondco SA (United Kingdom),
Sr. Sec’d. Notes, RegS
9.125%	07/01/18	B3	EUR	173	247,501
9.500%	07/01/18	B3	GBP	100	170,188
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	B1		17	16,214
Kellogg Co.,
Sr. Unsec’d. Notes
4.450%	05/30/16	Baa1		400	435,624
Kroger Co. (The),
Sr. Unsec’d. Notes
3.850%	08/01/23	Baa2		325	320,087
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.125%	02/09/16	Baa1		600	640,628
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	B1		225	236,531
R&R Pik PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, PIK
9.250%	05/15/18	Caa1	EUR	100	139,344
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22	B2		236	243,375
Sun Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18	B2		635	650,875

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
5.875%	08/01/21		B2		141	$142,939
Unilever Capital Corp. (Netherlands),
Gtd. Notes
2.200%	03/06/19		A1		600	604,298

						4,575,267

Healthcare Equipment & Services
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		A3		300	299,733
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	12/01/18		B2	GBP	113	183,623

						483,356

Healthcare Products — 0.3%
Alere, Inc.,
Gtd. Notes
8.625%	10/01/18		Caa1		359	386,823
Gtd. Notes, 144A
6.500%	06/15/20		Caa1		102	101,107
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	(a)	B3		912	941,640
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.125%	10/01/23		Baa3		200	198,808
Covidien International Finance SA,
Gtd. Notes
3.200%	06/15/22		Baa1		1,300	1,274,059
6.550%	10/15/37		Baa1		450	559,946
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		Caa1		530	524,700
9.875%	04/15/18		Caa1		700	742,000
Sec’d. Notes
8.750%	03/15/18		B3		858	933,075
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20		B2		535	557,069
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19	(a)	Caa1		170	177,650
Sec’d. Notes
10.500%	11/01/18		B3		72	79,470
Ontex IV SA (Belgium),
First Lien
7.500%	04/15/18		B1	EUR	100	141,373
Gtd. Notes, RegS
9.000%	04/15/19		Caa1	EUR	208	297,573
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/16		Baa2		400	436,716

						7,352,009

Healthcare Providers & Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22		Baa2		500	461,416

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare Providers & Services (cont’d.)
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19		Ba3		105	$112,613
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20		B3		80	80,800
Sr. Sec’d. Notes
5.125%	08/15/18		Ba2		220	223,850
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22		B2		449	443,949
Fresenius Medical Care US Finance, Inc. (Germany),
Gtd. Notes
6.875%	07/15/17		Ba2		669	742,590
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.000%	07/15/15		Ba1		270	299,700
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		B3		160	162,600
HCA, Inc.,
Sr. Sec’d. Notes
5.875%	03/15/22	(a)	Ba3		653	670,957
6.500%	02/15/20		Ba3		825	894,094
7.250%	09/15/20		Ba3		950	1,033,125
7.875%	02/15/20		Ba3		85	91,641
Health Management Associates, Inc.,
Gtd. Notes
7.375%	01/15/20		B3		131	143,527
Howard Hughes Medical Institute,
Sr. Unsec’d. Notes
3.500%	09/01/23		AAA(d)		1,000	997,663
Priory Group No. 3 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.000%	02/15/18		B2	GBP	457	760,187
Symbion, Inc.,
Sr. Sec’d. Notes
8.000%	06/15/16		B2		180	189,900
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21	(a)	Ba3		553	518,437
4.750%	06/01/20	(a)	Ba3		230	221,375
Sr. Sec’d. Notes, 144A
4.375%	10/01/21		Ba3		937	864,383
6.000%	10/01/20	(a)	Ba3		419	428,427
Sr. Unsec’d. Notes
6.750%	02/01/20		B3		350	349,125
8.000%	08/01/20	(a)	B3		293	310,580
Sr. Unsec’d. Notes, 144A
8.125%	04/01/22		B3		1,761	1,838,044
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20		Caa1		270	294,300
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18		B2		GBP 250	404,626

						12,537,909

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Holding Companies–Diversified — 0.1%
Co-operative Group Holdings (United Kingdom),
Gtd. Notes
6.875%	07/08/20		B(d)	GBP	180	$272,462
7.500%	07/08/26		B(d)	GBP	100	149,749
Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
9.000%	08/01/18		B3	GBP	130	211,510
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		Caa1		556	581,020

						1,214,741

Home Builders — 0.4%
Allegion US Holding Co., Inc.,
Gtd. Notes, 144A
5.750%	10/01/21		Ba2		111	111,416
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21		Caa1		256	250,880
Beazer Homes USA, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/18		B2		857	899,850
Sr. Unsec’d. Notes, 144A
7.500%	09/15/21		Caa2		410	399,750
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		B2		420	422,100
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	(a)	Caa2		700	700,000
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22		Ba2		93	84,630
K Hovnanian Enterprises, Inc.,
Sec’d. Notes, 144A
9.125%	11/15/20		Caa1		90	97,425
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		B1		818	860,945
KB Home,
Gtd. Notes
7.500%	09/15/22	(a)	B2		186	193,440
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		Baa3		300	260,223
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1		100	106,000
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		Ba3		150	133,875
Ryland Group, Inc. (The),
Gtd. Notes
6.625%	05/01/20		B1		130	134,550
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19		B2		1,061	1,167,100
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		B2		184	207,920

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
8.375%	01/15/21	(a)	B2		1,255	$1,411,875
10.750%	09/15/16	(a)	B2		681	813,795
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		B2		302	281,615
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		B3		220	232,100

						8,769,489

Home Furnishings — 0.1%
Brighthouse Group PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.875%	05/15/18		B2	GBP	100	165,331
DFS Furniture Holdings PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.625%	08/15/18		B2	GBP	100	172,009
Magnolia BC SA (France),
Sr. Sec’d. Notes, RegS
9.000%	08/01/20		B2	EUR	275	380,442
Whirlpool Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	03/01/23		Baa3		500	483,845

						1,201,627

Hotels, Restaurants & Leisure — 0.3%
Diamond Resorts Corp.,
Sr. Sec’d. Notes
12.000%	08/15/18		B3		1,497	1,661,670
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	(a)	B2		108	101,250
7.750%	03/15/19		B2		25	26,250
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21		B1		369	354,240
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21		B3		121	125,235
6.750%	10/01/20		B3		72	75,600
7.500%	06/01/16		B3		466	520,755
7.625%	01/15/17		B3		685	765,487
8.625%	02/01/19		B3		22	25,300
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19		B3		697	764,491
Playa Resorts Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	08/15/20		Caa1		150	158,250
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		Caa1		884	934,830
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23		Baa3		400	379,755
4.250%	03/01/22		Baa3		250	246,218

						6,139,331

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Household Products/Wares
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20	B1		55	$55,069
Armored Autogroup, Inc.,
Gtd. Notes
9.250%	11/01/18	Caa2		40	36,100
Libbey Glass, Inc.,
Sr. Sec’d. Notes
6.875%	05/15/20	B1		104	110,760
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.375%	11/15/20	B3		153	159,503
6.625%	11/15/22	B3		160	166,000
Spectrum Brands, Inc.,
Gtd. Notes
6.750%	03/15/20	B3		67	71,187
Zobele Holding SpA (Italy),
Sr. Sec’d. Notes, RegS
7.875%	02/01/18	B2	EUR	110	155,422

					754,041

Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/23	A3		800	781,247
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20	Baa1		200	235,683
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20	Caa2		316	322,320
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17	Aa2		200	203,894
2.200%	08/15/16	Aa2		200	207,376
3.000%	02/11/23	Aa2		600	578,215
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18	A2		700	814,199
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20	Ba3		282	294,690
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	Baa3		225	237,181
Hockey Merger Sub 2, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	Caa2		217	217,271
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	Baa2		250	237,575
5.350%	06/01/21	Baa2		100	108,709
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18	Baa2		300	301,542
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	A3		100	97,144
Protective Life Corp.,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Sr. Unsec’d. Notes
8.450%	10/15/39	Baa2		100	$125,936
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	11/01/20	A2		700	747,852
Willis Group Holdings PLC,
Gtd. Notes
4.125%	03/15/16	Baa3		100	105,021
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21	Baa2		300	341,620

					5,957,475

Internet Software & Services
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	11/29/17	Baa1		400	390,750
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, RegS
6.375%	01/15/20	B2	EUR	100	137,991
Sr. Sub. Notes, RegS
8.000%	01/15/21	B3	EUR	100	138,667
IAC/InterActiveCorp,
Gtd. Notes
4.750%	12/15/22	Ba1		216	198,720
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sr. Sec’d. Notes, 144A
9.250%	01/15/18	B3		171	176,557

					1,042,685

Investment Companies
American Capital Ltd.,
Sr. Unsec’d. Notes, 144A
6.500%	09/15/18	B3		535	540,350

Leisure Equipment & Products
Brunswick Corp.,
Gtd. Notes, 144A
4.625%	05/15/21	Ba3		307	286,661

Machinery & Equipment — 0.1%
DH Services Luxembourg Sarl (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	Caa1		96	99,840
Rexel SA (France),
Sr. Unsec’d. Notes, RegS
5.125%	06/15/20	Ba3	EUR	295	409,068
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18	Baa2		500	490,429
6.250%	09/01/19	Baa2		300	348,570

					1,347,907

Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Notes, 144A
4.250%	01/15/16	Ba2		993	1,030,238
Eaton Corp.,
Gtd. Notes, 144A
0.950%	11/02/15	Baa1		400	400,044
General Electric Co.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Manufacturing (cont’d.)
Sr. Unsec’d. Notes
4.125%	10/09/42		Aa3	500	$459,020
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes, 144A
2.875%	01/15/19		Baa2	75	74,761
Pentair Finance SA,
Gtd. Notes
3.150%	09/15/22		Baa2	900	830,902
SPX Corp.,
Gtd. Notes
6.875%	09/01/17		Ba3	100	111,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	(a)	B2	134	132,995
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
6.550%	10/01/17		Baa2	200	230,613

					3,269,573

Media — 1.1%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		B1	114	106,590
7.750%	07/15/21		B1	215	239,187
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	(a)	B1	355	347,900
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	(a)	B1	855	784,463
5.250%	09/30/22		B1	320	296,000
Cengage Learning Acquisitions, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/15/20		D(d)	356	265,220
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)	B3	485	457,113
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	Caa1	964	944,720
9.000%	03/01/21		Caa1	916	886,230
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		B1	1,454	1,481,315
7.625%	03/15/20		B3	390	402,675
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22		A3	500	487,122
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16		Baa2	800	833,987
3.550%	03/15/15		Baa2	600	621,310
Discovery Communications LLC,
Gtd. Notes
3.700%	06/01/15		Baa2	500	522,987
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		Ba3	1,051	1,052,314
4.625%	07/15/17		Ba3	449	459,103

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.000%	03/15/23	(a)	Ba3	80	$74,200
5.125%	05/01/20		Ba3	402	397,980
5.875%	07/15/22		Ba3	650	640,250
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19		Ba1	336	334,320
6.375%	10/15/23		Ba1	313	310,653
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		Caa1	230	253,000
McClatchy Co. (The),
Sr. Sec’d. Notes
9.000%	12/15/22		B1	300	316,500
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20		B3	130	131,625
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21		B3	285	286,425
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		B3	680	697,000
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19		A3	400	388,388
Jr. Sub. Notes, 144A
5.250%	12/19/49		Baa3	100	99,000
NBCUniversal Media LLC,
Gtd. Notes
2.100%	04/01/14		A3	500	504,040
News America, Inc.,
Gtd. Notes
4.500%	02/15/21		Baa1	200	212,384
5.300%	12/15/14		Baa1	300	316,516
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.875%	11/15/20		Caa1	224	227,920
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands),
Gtd. Notes
7.750%	10/15/18		B2	523	568,763
ProQuest LLC/ProQuest Notes Co.,
Gtd. Notes, 144A
9.000%	10/15/18		Caa1	132	132,660
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		Caa1	290	282,750
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16		Baa1	200	207,635
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.750%	08/01/21		B1	72	71,640
Sr. Unsec’d. Notes, 144A
4.625%	05/15/23		B1	191	174,287
5.875%	10/01/20		B1	355	358,106
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
0.875%	05/23/16		Baa1	225	223,664
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		Ba3		355	$336,363
Sr. Sec’d. Notes, RegS
5.750%	01/15/23		Ba3	EUR	690	931,133
7.500%	03/15/19		Ba3	EUR	380	556,022
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes, RegS
9.500%	03/15/21		B3	EUR	140	215,445
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		Caa2		250	273,750
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	B2		539	516,093
6.750%	09/15/22		B2		95	100,225
6.875%	05/15/19		B2		237	253,590
VeriSign, Inc.,
Gtd. Notes, 144A
4.625%	05/01/23		Baa3		388	364,720
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18		Baa2		1,175	1,172,840
4.375%	09/15/14		Baa2		200	206,453
Ziggo BV (Netherlands),
Sec’d. Notes, RegS
3.625%	03/27/20		Baa3	EUR	103	137,776

						22,462,352

Medical Supplies & Equipment
St. Jude Medical, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/23		Baa1		400	380,158

Metals & Mining — 0.7%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.250%	06/01/21		B3		107	87,740
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.250%	02/25/15		Ba1		168	172,200
5.000%	02/25/17		Ba1		416	432,640
6.125%	06/01/18	(a)	Ba1		1,192	1,263,520
9.500%	02/15/15		Ba1		307	336,549
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17		B1		699	742,687
8.250%	04/01/20		B1		1,275	1,367,437
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.750%	02/15/17		B2	EUR	280	390,958
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.000%	04/01/17	(a)	B1		1,287	1,319,175
6.375%	02/01/16	(a)	B1		1,304	1,333,136
7.000%	11/01/15	(a)	B1		442	455,260
Global Brass and Copper, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	06/01/19		B3		230	253,000
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20		Ba3		170	189,975

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		B2		305	$296,613
Novelis, Inc.,
Gtd. Notes
8.375%	12/15/17		B2		419	449,378
8.750%	12/15/20		B2		2,225	2,441,938
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18		Ba2		872	869,820
6.250%	11/15/21	(a)	Ba2		658	638,260
7.875%	11/01/26		Ba2		395	396,975
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
2.250%	09/20/16		A3		250	256,046
S&B Minerals Finance SCA/S&B Industrial Minerals North America, Inc. (Greece),
Sr. Sec’d. Notes, RegS
9.250%	08/15/20		B3	EUR	265	381,593
Steel Dynamics, Inc.,
Gtd. Notes
6.375%	08/15/22		Ba2		309	319,815
Gtd. Notes, 144A
5.250%	04/15/23		Ba2		257	242,223
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19	(a)	B3		384	378,240
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
8.250%	06/07/21		Ba3		400	404,000
Xstrata Financial Canada Ltd. (Canada),
Gtd. Notes, 144A
6.000%	11/15/41		Baa2		150	139,052

						15,558,230

Miscellaneous Manufacturing
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16		A2		50	51,681

Oil, Gas & Consumable Fuels — 2.2%
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
7.375%	04/15/21		Caa1		216	220,320
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		Ba3		130	136,175
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
7.500%	04/01/20		Caa1		110	109,450
9.875%	02/15/17		Caa1		821	872,313
Bonanza Creek Energy, Inc.,
Gtd. Notes
6.750%	04/15/21		B3		97	97,970
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16		A2		200	209,961
3.561%	11/01/21		A2		150	149,203
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
7.875%	04/15/22		B3	150	$149,625
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
7.500%	12/01/20		B1	402	405,015
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		B3	145	153,700
8.625%	10/15/18		B3	205	223,450
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22		B3	160	162,400
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		Ba3	568	569,420
6.125%	02/15/21	(a)	Ba3	373	386,987
6.625%	08/15/20		Ba3	362	389,150
6.875%	11/15/20		Ba3	320	345,600
7.250%	12/15/18		Ba3	220	249,150
Chevron Corp.,
Sr. Unsec’d. Notes
0.889%	06/24/16		Aa1	475	476,856
2.355%	12/05/22		Aa1	600	552,403
2.427%	06/24/20		Aa1	175	172,986
Cie Generale de Geophysique - Veritas (France),
Gtd. Notes
6.500%	06/01/21		Ba3	561	572,220
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.750%	05/09/18		Aa3	200	193,352
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22		Ba3	378	377,055
5.500%	04/01/23		Ba3	325	320,937
6.500%	01/15/22		Ba3	462	495,495
7.000%	01/15/21		Ba3	65	71,175
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		A1	100	126,239
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		Ba2	139	136,394
5.000%	09/15/22	(a)	Ba2	172	173,075
8.250%	10/01/19		Ba2	335	368,500
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		Caa1	388	380,240
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		B1	796	728,340
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21		Caa1	298	303,960
Drill Rigs Holdings, Inc. (Cyprus),
Sr. Sec’d. Notes, 144A
6.500%	10/01/17		B3	706	728,945
El Paso LLC,
Sr. Sec’d. Notes, MTN
7.750%	01/15/32		Ba2	315	322,020
Energy XXI Gulf Coast, Inc.,

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gtd. Notes
7.750%	06/15/19		B3	575	$598,000
9.250%	12/15/17		B3	275	305,250
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20		B2	190	213,750
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sr. Sec’d. Notes
6.875%	05/01/19		Ba3	490	523,075
FTS International Services LLC/FTS International Bonds, Inc.,
Gtd. Notes, 144A
8.125%	11/15/18		Ba3	758	822,430
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.750%	02/15/21		B1	58	56,840
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21	(a)	Caa1	680	697,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21		Ba3	1,026	1,097,820
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20		Ba3	165	166,650
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.950%	04/15/22		Baa2	1,300	1,304,924
6.800%	09/15/37		Baa2	200	244,418
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21		B1	40	39,600
Kodiak Oil & Gas Corp.,
Gtd. Notes
8.125%	12/01/19		B3	823	899,128
Gtd. Notes, 144A
5.500%	02/01/22		B3	223	217,425
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		B3	230	243,800
9.500%	02/15/19		B3	442	490,620
Lightstream Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.625%	02/01/20		Caa1	180	174,600
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21		B2	70	70,350
8.625%	04/15/20		B2	761	786,684
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15		Baa1	600	599,942
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		Baa2	500	543,613
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		B1	51	49,980
6.500%	03/15/21		B1	1,630	1,642,225
7.000%	03/31/24		B1	1,266	1,273,913

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21	Caa1	223	$215,753
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	Ba2	775	813,750
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	Baa2	300	374,889
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20	Caa1	198	198,495
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	B3	135	142,425
6.875%	01/15/23	B3	100	106,000
7.250%	02/01/19	B3	180	190,800
Gtd. Notes, 144A
6.875%	03/15/22	B3	434	457,870
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.125%	04/01/23	B3	667	650,325
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19	Ba3	610	646,600
Gtd. Notes, 144A
5.125%	01/15/23	Ba3	148	162,060
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
5.375%	06/01/20	B1	464	452,400
Parker Drilling Co.,
Gtd. Notes, 144A
7.500%	08/01/20	B1	435	435,000
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20	Ba3	208	215,280
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22	B3	275	291,500
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20	Caa1	142	144,130
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	Baa1	500	457,393
5.625%	05/20/43	Baa1	200	167,498
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	Baa1	300	301,375
6.750%	01/27/41	Baa1	100	96,702
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	600	612,000
5.500%	01/21/21	Baa1	100	107,000
6.500%	06/02/41	Baa1	800	829,102
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	Ba2	530	575,050
Precision Drilling Corp. (Canada),
Gtd. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
6.500%	12/15/21		Ba1	129	$134,805
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22		Ba1	233	222,515
6.875%	03/01/21		Ba1	602	639,625
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		Ba2	352	340,560
5.750%	06/01/21		Ba2	1,257	1,319,850
6.750%	08/01/20		Ba2	118	127,145
RKI Exploration & Production LLC/RKI Finance Corp.,
Gtd. Notes, 144A
8.500%	08/01/21		B3	132	132,660
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		B2	526	499,700
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		B1	2,205	2,425,500
Sr. Sec’d. Notes, 144A
6.500%	11/01/20		B1	410	416,150
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	02/15/23	(a)	B2	551	545,490
8.750%	01/15/20		B2	350	371,000
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A
5.625%	09/15/17		NR	1,294	1,306,940
Seven Generations Energy Ltd. (Canada),
Sr. Notes, 144A
8.250%	05/15/20		B3	369	380,993
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21		Ba3	315	327,600
6.500%	01/01/23		Ba3	63	64,260
6.625%	02/15/19		Ba3	177	184,080
Sr. Unsec’d. Notes, 144A
5.000%	01/15/24		Ba3	168	154,560
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		Aa3	650	574,220
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	07/01/21		B3	291	300,457
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20		B3	190	192,375
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		Ba2	1,250	1,253,125
Gtd. Notes, 144A
5.750%	03/15/21	(a)	Ba2	517	528,633

					45,477,758

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20		Ba3	330	372,900

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d.)
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	Ba2		265	$238,500
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
8.375%	06/15/19	Ba2		200	209,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	Caa1		295	295,000

					1,115,400

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15	Baa1		600	602,171
2.900%	11/06/22	Baa1		275	257,183
Allergan, Inc.,
Sr. Unsec’d. Notes
1.350%	03/15/18	A3		325	316,867
3.375%	09/15/20	A3		200	205,086
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2		500	501,121
4.875%	11/15/19	Baa2		500	559,739
5.875%	09/15/15	Baa2		500	547,313
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	A2		500	444,057
6.450%	09/15/37	A2		500	609,994
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	A2		600	539,505
Capsugel Financeco SCA,
Gtd. Notes, 144A
9.875%	08/01/19	B3	EUR	100	150,843
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18	Baa2		350	342,042
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.950%	11/15/37	A2		300	349,818
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3		400	418,676
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
0.700%	03/18/16	A1		600	599,643
6.375%	05/15/38	A1		200	249,503
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17	Baa2		500	567,075
6.000%	03/01/41	Baa2		300	348,365
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.900%	11/01/19	Baa1		500	553,301
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20	Caa1		549	567,529
Pinnacle Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
9.500%	10/01/23	(a)	Caa1	173	$177,974
Sanofi (France),
Sr. Unsec’d. Notes
1.250%	04/10/18		A1	400	390,498
2.625%	03/29/16		A1	400	417,410
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		B1	278	289,120
6.750%	08/15/21		B1	185	192,400
6.875%	12/01/18		B1	781	825,907
7.250%	07/15/22		B1	90	95,850
Sr. Unsec’d. Notes, 144A
6.750%	08/15/18		B1	2,632	2,816,240
7.500%	07/15/21		B1	168	181,020
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.150%	02/01/16		Baa2	400	401,610

					14,517,860

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		Ba3	1,005	944,700
5.875%	04/15/21		Ba3	1,008	1,035,720
6.125%	07/15/22		Ba3	320	328,800
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/23		B2	182	171,080
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23		Baa3	600	585,508
DCP Midstream Operating LP,
Gtd. Notes
3.250%	10/01/15		Baa3	600	620,020
3.875%	03/15/23		Baa3	425	386,715
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20		Ba2	335	358,450
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		Baa3	675	693,708
6.050%	06/01/41		Baa3	100	100,366
9.000%	04/15/19		Baa3	71	89,673
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		Baa1	200	176,930
5.950%	02/01/41		Baa1	300	323,319
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22		Baa2	400	393,283
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23		Ba3	509	479,733
6.250%	06/15/22		Ba3	334	351,535
ONEOK Partners LP,
Gtd. Notes
8.625%	03/01/19		Baa2	200	252,263
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.000%	02/01/21	Baa2		400	$435,574
5.150%	06/01/42	Baa2		250	249,168
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20	B1		75	75,375
Gtd. Notes, 144A
4.500%	11/01/23	B1		434	392,770
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/21	Ba3		831	813,341
5.625%	04/15/23	Ba3		358	343,233
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.450%	01/15/23	Baa3		900	837,508
6.100%	02/15/42	Baa3		200	208,801
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20	B1		74	73,815
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20	A3		400	419,610
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31	Baa3		200	221,175

					11,362,173

Real Estate — 0.3%
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17	Caa1		923	992,225
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	Ba3		392	391,710
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20	Ba3		1,436	1,601,140
7.875%	02/15/19	B3		1,391	1,519,667
Realogy Group LLC/Sunshine Group Florida Ltd. (The),
Gtd. Notes, 144A
3.375%	05/01/16	Caa1		772	772,000
Rpg Byty Sro (Czech Republic),
Sr. Sec’d. Notes, RegS
6.750%	05/01/20	Ba2	EUR	220	291,675

					5,568,417

Real Estate Investment Trusts — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
4.625%	04/01/15	Baa3		300	313,464
5.050%	09/01/20	Baa3		200	207,459
5.900%	11/01/21	Baa3		200	210,919
DuPont Fabros Technology LP,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/21	Ba1		180	180,000
Felcor Lodging LP,
Sr. Sec’d. Notes
5.625%	03/01/23	B2		146	136,327
6.750%	06/01/19	B2		278	293,290
Geo Group, Inc. (The),

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Gtd. Notes, 144A
5.875%	01/15/22		B1		375	$370,313
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.750%	10/15/23		Baa3		125	115,706
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42		A2		300	283,375
5.650%	02/01/20		A2		100	114,103
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17		Baa3		300	349,150
7.375%	03/15/32		Baa3		300	365,390

						2,939,496

Retail & Merchandising — 0.9%
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		Baa3		500	492,591
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.250%	02/15/18		B2	GBP	320	543,953
8.750%	06/15/20		B2	GBP	200	341,603
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18		Ba2		175	174,321
3.875%	05/15/23		Ba2		250	234,784
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20	(a)	Caa2		1,025	1,001,937
Sr. Sec’d. Notes, 144A
9.000%	03/15/19		B2		301	333,357
CST Brands, Inc.,
Gtd. Notes, 144A
5.000%	05/01/23		Ba3		489	460,883
CVS Caremark Corp.,
Sr. Unsec’d. Notes
6.125%	08/15/16		Baa1		400	455,174
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		Baa3		1,200	1,329,606
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/01/43		A3		250	226,759
5.875%	12/16/36		A3		700	799,013
5.950%	04/01/41		A3		300	351,247
J. Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19		Caa1		195	205,481
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		Ba1		180	184,500
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		A2		800	771,996
3.700%	02/15/42		A2		400	347,728
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.500%	08/01/18	(a)	Caa1		518	524,475

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18		B3		192	$206,400
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.000%	06/15/18	(a)	Caa1		612	627,300
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.750%	05/14/18		B1	GBP	100	164,319
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		Baa1		300	313,537
O’Reilly Automotive, Inc.,
Gtd. Notes
3.850%	06/15/23		Baa3		725	700,027
4.625%	09/15/21		Baa3		200	210,014
4.875%	01/14/21		Baa3		400	424,603
Party City Holdings, Inc.,
Gtd. Notes, 144A
8.875%	08/01/20		Caa1		650	698,750
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
Gtd. Notes, 144A, PIK
8.750%	08/15/19		Caa2		189	189,000
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22		B2		348	341,040
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
4.767%	06/30/33		Ba2		GBP 35	52,424
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23		Ba2		225	209,247
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20		Caa2		593	673,055
Gtd. Notes, 144A
6.750%	06/15/21		Caa2		267	277,346
Sec’d. Notes
10.250%	10/15/19		B3		395	444,375
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19		Ba2		605	662,475
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23		B3		91	83,265
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset-Backed
6.542%	03/30/21		BBB-(d)	GBP	600	993,201
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19		Baa1		400	450,741
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.550%	04/11/23		Aa2		600	554,765
2.800%	04/15/16		Aa2		300	315,451
4.750%	10/02/43		Aa2		600	595,075
5.625%	04/01/40		Aa2		100	112,427
5.625%	04/15/41		Aa2		625	704,144
Yum! Brands, Inc.,

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
Sr. Unsec’d. Notes
5.300%	09/15/19		Baa3		500	$560,507
6.875%	11/15/37		Baa3		150	173,983

						19,516,879

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/20		B2		157	153,664
Intel Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		A1		600	557,239
3.300%	10/01/21		A1		200	199,064
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
3.375%	03/15/23		Baa1		600	558,714
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		B3		485	472,875
5.750%	02/15/21		B3		380	385,700

						2,327,256

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes
6.875%	03/15/18		Ba3		260	279,500
7.125%	03/15/21		Ba3		460	495,650

						775,150

Software — 0.1%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	(a)	Caa1		800	830,000
Healthcare Technology Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.375%	09/01/18		Caa1		298	304,333

						1,134,333

Storage
Algeco Scotsman Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
9.000%	10/15/18		B1	EUR	240	344,165
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		B2		620	674,250

						1,018,415

Telecommunications — 2.0%
Alcatel-Lucent USA, Inc.,
Gtd. Notes, 144A
8.875%	01/01/20		B3		925	975,875
Sr. Unsec’d. Notes
6.450%	03/15/29		CCC+(d)		192	162,240
6.500%	01/15/28		CCC+(d)		60	50,100
Alltel Corp.,
Sr. Unsec’d. Notes
7.000%	03/15/16		BBB+(d)		400	453,305
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16		A3		100	103,245

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
2.625%	12/01/22		A3		1,000	$896,283
4.450%	05/15/21		A3		500	525,108
5.350%	09/01/40		A3		850	824,967
5.550%	08/15/41		A3		500	496,323
6.550%	02/15/39		A3		250	277,869
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	Caa1		824	667,440
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		B1		305	285,175
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		Baa3		750	676,298
Centurylink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		Ba2		842	822,003
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, 144A, PIK
6.625%	06/01/20		Caa1		545	542,275
Consolidated Communications Finance Co.,
Gtd. Notes
10.875%	06/01/20		B3		245	280,525
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		B1		1,000	920,000
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20		Caa1		1,080	1,117,800
10.500%	04/15/18	(a)	Caa1		417	450,360
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		B1		2,335	2,194,900
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21		B1		470	448,850
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.500%	08/01/23		B3		733	685,355
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
6.750%	06/01/18		Caa2		1,716	1,780,350
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19		Caa2		250	267,500
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20		B3		340	343,400
8.125%	07/01/19		B3		1,504	1,609,280
8.625%	07/15/20		B3		750	819,375
10.000%	02/01/18		B3		404	432,785
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		Ba3		449	465,276
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	(a)	Caa2		365	259,150
Phones4u Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
9.500%	04/01/18		B3	GBP	583	1,005,172

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		Baa3		300	$322,176
Softbank Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20		Ba1		200	192,200
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	(a)	Ba2		1,310	1,408,250
9.000%	11/15/18		Ba2		3,141	3,682,823
Sr. Unsec’d. Notes
6.000%	12/01/16		B1		427	452,620
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23	(a)	B1		4,209	4,293,180
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
5.875%	05/19/23		Ba1	GBP	450	674,761
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22		B1	EUR	232	320,139
6.750%	08/15/24		B1	EUR	137	189,047
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	09/01/18	(a)	Ba3		420	427,350
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		B1		305	291,275
Sr. Unsec’d. Notes, 144A
5.375%	10/01/22		B1		285	272,175
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.000%	11/01/16		Baa1		600	608,012
3.650%	09/14/18		Baa1		800	842,954
4.500%	09/15/20		Baa1		800	850,773
4.600%	04/01/21		Baa1		400	425,064
4.750%	11/01/41		Baa1		400	357,226
5.150%	09/15/23		Baa1		1,250	1,339,733
6.550%	09/15/43		Baa1		450	508,022
6.900%	04/15/38		Baa1		200	231,731
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.000%	04/15/23		B2	GBP	102	167,279
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.500%	01/15/18		Ba3		581	604,966
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	04/15/21		Ba3	GBP	1,274	2,093,427
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
0.900%	02/19/16		A3		400	399,299
1.250%	09/26/17		A3		800	777,462
Windstream Corp.,
Gtd. Notes
6.375%	08/01/23		B1		219	200,385
7.750%	10/15/20		B1		144	148,680

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
7.875%	11/01/17	B1		252	$280,980

					43,200,573

Textile
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	Ba1		745	709,104
PVH Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/20	Ba3		97	105,730

					814,834

Tobacco — 0.3%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1		500	530,378
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.625%	03/06/23	A2		2,600	2,403,357
2.900%	11/15/21	A2		400	387,646
5.650%	05/16/18	A2		800	925,930
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15	Baa2		400	400,207
3.250%	11/01/22	Baa2		300	276,157
4.850%	09/15/23	Baa2		500	519,303

					5,442,978

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.000%	03/15/23	A3		600	564,589
4.375%	09/01/42	A3		300	270,554
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, RegS
6.750%	03/01/19	B1	EUR	501	696,444
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22	B1		110	110,000
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
9.250%	06/01/20	B2		765	818,550
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16	Baa1		325	359,182

					2,819,319

TOTAL CORPORATE BONDS (cost $435,906,732)					435,582,827

FOREIGN GOVERNMENT BONDS — 0.2%
Canadian Government (Canada),
Bonds, TIPS
1.500%	12/01/44	Aaa	CAD	60	67,479
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16	Baa2	EUR	830	1,215,287
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	Baa1		500	592,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Panama Government International (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	Baa2	200	$228,500
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2	700	698,250
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3	300	309,750
7.375%	09/18/37	Baa3	100	124,850
Republic of Peru (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37	Baa2	200	236,500
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1	100	97,000
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23	Baa3	1,300	1,121,250
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40	Baa1	100	109,350
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1	150	135,750

TOTAL FOREIGN GOVERNMENT BONDS (cost $5,311,904)				4,936,466

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	100	120,469
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds
6.000%	11/01/40	Aa3	200	223,452
Los Angeles Unified School District,
General Obligation Unlimited
5.750%	07/01/34	Aa2	150	165,648
Metropolitan Water District of Southern California,
Revenue Bonds
6.947%	07/01/40	Aa1	200	223,764
State of California,
General Obligation Unlimited
7.550%	04/01/39	A1	400	519,004

				1,252,337

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37	Aa3	175	160,398

Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16	Aa3	225	223,961

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds
6.637%	04/01/57	A2	100	103,560

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	100	$112,302
State of Illinois,
General Obligation Unlimited
7.350%	07/01/35	A3	200	212,272

				324,574

New Jersey — 0.1%
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3	400	520,000

New York
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	215	245,468
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	200	168,546

				414,014

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.834%	02/15/41	A3	100	125,419

Oregon
Oregon Department of Transportation,
Revenue Bonds
5.834%	11/15/34	Aa2	200	232,220

Texas
Dallas Area Rapid Transit,
Revenue Bonds
5.999%	12/01/44	Aa2	200	232,428
State of Texas,
General Obligation Unlimited
5.517%	04/01/39	Aaa	200	226,392

				458,820

TOTAL MUNICIPAL BONDS (cost $4,185,138)				3,815,303

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Alternative Loan Trust,
Series 2003-11, Class 4A1
4.750%	01/25/19	Baa2	314	318,296
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	Ba3	321	322,750
Countrywide Alternative Loan Trust,
Series 2003-J1, Class 3A2
5.000%	10/25/18	Baa1	22	21,750
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	BBB-(d)	152	155,906
Credit Suisse Mortgage Trust,
Series 2009-13R, Class 5A1, 144A
0.699%(c)	01/26/35	A3	373	369,079

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GMAC Mortgage Corp. Loan Trust,
Series 2004-J5, Class A4
5.500%	01/25/35	A1	72	$72,740
Medallion Trust (Australia),
Series 2005-2G, Class A
0.302%(c)	08/22/36	Aa1	509	505,724
Superannuation Members Home Loans Global Fund (Australia),
Series 8, Class A1
0.409%(c)	01/12/37	NR	1,089	1,088,745

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,836,934)				2,854,990

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Federal Farm Credit Banks
1.690%	04/09/20	6,000	5,687,574
Federal Home Loan Banks
3.375%	06/12/20	3,500	3,721,525
Federal Home Loan Mortgage Corp.
0.875%	10/14/16-03/07/18	2,454	2,440,153
1.789%(c)	06/01/43	97	97,190
2.375%	01/13/22	1,500	1,459,944
2.480%(c)	05/01/43	75	73,849
2.500%	TBA	3,250	3,268,789
2.509%(c)	08/01/43	27	26,503
3.000%	03/01/27-03/01/43	6,424	6,370,721
3.000%	TBA	350	361,758
3.000%	TBA	1,000	973,125
3.255%(c)	08/01/41	434	454,059
3.500%	03/01/32-06/01/43	3,461	3,537,262
3.500%	TBA	740	778,850
3.500%	TBA	3,400	3,451,000
4.000%	12/01/40	1,253	1,310,632
4.000%	TBA	1,200	1,269,750
4.000%	TBA	2,750	2,874,180
4.500%	05/01/36-01/01/42	5,042	5,382,769
4.500%	TBA	1,000	1,056,953
5.000%	01/01/37-03/01/38	1,015	1,093,250
5.000%	TBA	1,000	1,059,180
5.000%	TBA	2,000	2,155,859
5.500%	06/01/35-08/01/38	1,009	1,093,249
5.500%	TBA	2,000	2,166,875
6.000%	09/01/36	583	634,050
Federal National Mortgage Assoc.
0.500%	03/30/16	2,000	1,995,108
0.650%	03/28/16	2,500	2,496,540
0.875%	10/26/17-05/21/18	2,060	2,029,639
1.937%(c)	04/01/43	183	185,689
1.967%(c)	05/01/43	751	761,717
2.095%(c)	06/01/43	288	286,417
2.497%(c)	08/01/42	399	405,447
2.500%	09/01/28	303	305,002
2.500%	TBA	5,550	5,581,219
2.500%	TBA	640	594,600
2.780%(c)	08/01/41	683	708,177
3.000%	01/01/27-07/01/43	11,589	11,463,187
3.000%	TBA	1,714	1,774,042

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	05/01/32-05/01/43		17,564	$17,937,813
3.500%	TBA		1,950	2,057,555
3.500%	TBA		1,900	1,934,141
4.000%	05/01/26-10/01/42		3,970	4,192,323
4.000%	TBA		1,300	1,379,219
4.500%	07/01/41-02/01/42		6,457	6,906,727
4.500%	TBA		1,500	1,593,281
4.500%	TBA		6,550	6,995,196
4.500%	TBA		12,200	12,993,001
5.000%	12/01/39-05/01/41		5,116	5,559,309
5.000%	TBA		1,600	1,698,937
5.500%	04/01/36-08/01/37		1,355	1,477,682
5.500%	TBA		1,500	1,635,000
6.000%	03/01/34		4,639	5,135,768
Government National Mortgage Assoc.
3.000%	05/15/43		493	487,161
3.000%	TBA		800	788,625
3.000%	TBA		6,500	6,434,241
3.500%	09/20/42-06/20/43		5,101	5,270,207
3.500%	TBA		800	822,375
3.500%	TBA		3,100	3,197,844
4.000%	12/15/40-05/20/42		2,926	3,103,593
4.000%	TBA		1,050	1,107,422
4.000%	TBA		700	740,906
4.500%	01/20/41-04/20/41		1,873	2,025,591
4.500%	TBA		3,000	3,220,313
4.500%	TBA		2,200	2,371,187
5.000%	10/20/39		1,077	1,179,241
5.000%	TBA		2,000	2,172,812
5.000%	TBA		1,000	1,088,594
5.500%	07/20/40		1,979	2,175,219
6.000%	09/20/38-10/20/38		1,077	1,189,422
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.880%	04/01/36		180	215,228

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $190,869,646)				190,471,766

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds
6.250%	05/15/30		2,749	3,816,816
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23		17,563	18,366,827
0.375%	07/15/23		14,515	14,494,456
0.500%	04/15/15		310	341,351
0.625%	07/15/21-02/15/43		1,052	882,489
0.750%	02/15/42		1,453	1,285,482
1.125%	01/15/21		1,570	1,805,129
1.250%	07/15/20		760	890,614
1.375%	07/15/18-01/15/20		935	1,109,101
1.750%	01/15/28		1,200	1,498,274
1.875%	07/15/15-07/15/19		1,230	1,542,731
2.000%	07/15/14-01/15/16		5,595	7,104,658
2.000%	01/15/26	(k)	765	1,038,701
2.125%	01/15/19-02/15/41		1,478	1,871,776
2.375%	01/15/25-01/15/27		2,660	3,867,416
2.500%	07/15/16-01/15/29		1,994	2,601,270
3.375%	04/15/32		100	184,243
3.625%	04/15/28		760	1,517,473
3.875%	04/15/29		900	1,833,146

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
0.250%	12/15/14		1	$1,001
0.875%	04/30/17		40,562	40,527,157
1.000%	08/31/19		521	499,956
1.125%	03/31/20		14,500	13,816,919
1.375%	06/30/18-09/30/18		58,460	58,568,655
1.750%	03/31/14	(k)	7,219	7,279,625
2.625%	12/31/14		2,752	2,836,173
4.250%	08/15/15	(k)	962	1,032,760

TOTAL U.S. TREASURY OBLIGATIONS (cost $191,854,536)				190,614,199

TOTAL LONG-TERM INVESTMENTS (cost $1,507,588,513)				1,558,241,230

Shares
SHORT-TERM INVESTMENTS — 34.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 34.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $725,616,648; includes $114,375,178 of cash collateral received for securities on loan)(b)(w)	725,616,648	725,616,648

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Notes,
expiring 10/25/13, Strike Price $130.00	UBS AG	15	1,875
Currency Option EUR vs USD,
expiring 10/15/13, @ FX Rate 1.31	Deutsche Bank	EUR 5	132
Currency Option GBP vs AUD,
expiring 11/27/13, @ FX Rate 1.71	Barclays Capital Group	GBP 3	12,664

			14,671

Put Options
10 Year U.S. Treasury Notes,
expiring 10/25/13, Strike Price $123.00	UBS AG	24	8,250

TOTAL OPTIONS PURCHASED (cost $29,420)			22,921

TOTAL SHORT-TERM INVESTMENTS (cost $725,646,068)			725,639,569

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 108.2% (cost $2,233,234,581)			2,283,880,799

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SECURITIES SOLD SHORT — (1.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
4.500%	TBA	500	$(532,189)
Federal National Mortgage Assoc.
3.000%	TBA	1,300	(1,269,939)
4.000%	TBA	2,000	(2,097,812)
5.000%	TBA	2,050	(2,222,969)
5.000%	TBA	15,200	(16,439,750)

TOTAL SECURITIES SOLD SHORT (proceeds received $22,484,278)			(22,562,659)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
5 Year U.S. Treasury Notes,
expiring 11/22/13, Strike Price $121.50	UBS AG	11	(4,211)
10 Year U.S. Treasury Notes,
expiring 10/25/13, Strike Price $127.00	UBS AG	15	(13,594)
Currency Option AUD vs NOK,
expiring 11/27/13, @ FX Rate 5.10	Deutsche Bank	AUD 3	(27)
Interest Rate Swap Options,
Pay a fixed rate of 1.35% and receive a floating rate based on 3-month LIBOR, expiring 12/06/13	Deutsche Bank	10	(159)
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 12/06/13	Deutsche Bank	10	(190)

			(18,181)

Put Options
5 Year U.S. Treasury Notes,
expiring 11/22/13, Strike Price $120.00	UBS AG	11	(3,523)
10 Year U.S. Treasury Notes,
expiring 10/25/13, Strike Price $120.00	UBS AG	23	(2,516)
Currency Option EUR vs USD,
expiring 10/15/13, @ FX Rate 1.35	Deutsche Bank	EUR 5	(4,746)
Currency Option GBP vs AUD,
expiring 11/27/13, @FX Rate 1.78	Barclays Capital Group	GBP 3	(9,127)

			(19,912)

TOTAL OPTIONS WRITTEN (premiums received $37,066)			(38,093)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 107.1% (cost $2,210,713,237)	$2,261,280,047
Liabilities in excess of other assets(x) — (7.1)%	(150,770,171)

NET ASSETS — 100.0%	$2,110,509,876

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
bps	Basis Points
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVT	Convertible Security
DAX	German Stock Index
Euribor	Euro Interbank Offered Rate
FTSE	Financial Times and the London Stock Exchange Index
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
REMIC	Real Estate Mortgage Investment Conduit
RMS G	MSCI US REIT Index
SG3MCIP	S&P GSCI 3 Month Forward Index
SLC	Student Loan Corporation
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
SPGCENP	S&P GSCI Energy Official Close Index
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

settlement, is $109,797,244; cash collateral of $114,375,178 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in bankruptcy and in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
15	90 Day Euro Euribor	Dec. 2014	$5,043,257	$5,048,584	$5,327
287	2 Year U.S. Treasury Notes	Dec. 2013	63,070,317	63,216,235	145,918
288	10 Year U.S. Treasury Notes	Dec. 2013	35,901,608	36,400,500	498,892
38	20 Year U.S. Treasury Bonds	Dec. 2013	4,945,305	5,068,250	122,945
133	30 Year U.S. Ultra Treasury Bonds	Dec. 2013	18,698,183	18,898,469	200,286
300	British Pound Currency	Dec. 2013	29,729,327	30,331,875	602,548
319	DAX Index	Dec. 2013	92,959,022	92,666,570	(292,452)
840	Euro STOXX 50	Dec. 2013	32,347,466	32,716,794	369,328
206	FTSE 100 Index	Dec. 2013	21,886,458	21,442,075	(444,383)
1,035	NASDAQ 100 E-Mini Index	Dec. 2013	65,613,825	66,426,300	812,475
1,113	Nikkei 225 Index	Dec. 2013	160,118,184	163,731,421	3,613,237
490	S&P 500 E-Mini	Dec. 2013	41,123,095	41,020,350	(102,745)

					5,531,376

Short Positions:
9	90 Day Euro Dollar	Dec. 2014	2,237,625	2,238,525	(900)
73	5 Year U.S. Treasury Notes	Dec. 2013	8,829,742	8,836,422	(6,680)
2	10 Year Canadian Government Bonds	Dec. 2013	245,949	251,716	(5,767)
2	10 Year U.K. Gilt	Dec. 2013	351,854	357,196	(5,342)
667	10 Year U.S. Treasury Notes	Dec. 2013	82,937,281	84,302,547	(1,365,266)
4	20 Year U.S. Treasury Bonds	Dec. 2013	528,644	533,500	(4,856)
12	30 Year U.S. Ultra Treasury Bonds	Dec. 2013	1,677,148	1,705,125	(27,977)
50	JPY/USD Japanese Yen Currency	Dec. 2013	6,256,250	6,366,250	(110,000)
822	Mini MSCI Emerging Markets Index	Dec. 2013	40,739,968	40,388,970	350,998
149	S&P 500 E-Mini	Dec. 2013	12,600,407	12,473,535	126,872

					(1,048,918)

					$4,482,458

(1)	Cash of $29,981,000 and U.S. Treasury Securities with a market value of $1,441,218 has been segregated to cover requirement for open futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 10/15/13	Bank of America	JPY	15,657	$157,961	$159,301	$1,340
Norwegian Krone,
Expiring 10/15/13	Deutsche Bank	NOK	133	22,152	22,105	(47)
Expiring 10/15/13	Deutsche Bank	NOK	36	6,057	5,984	(73)

				$186,170	$187,390	$1,220

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
British Pound,
Expiring 10/22/13	Bank of America	GBP	103	$159,705	$166,716	$(7,011)
Expiring 10/22/13	Bank of America	GBP	100	150,763	161,861	(11,098)
Expiring 10/22/13	Barclays Capital Group	GBP	207	327,343	335,051	(7,708)
Expiring 10/22/13	Barclays Capital Group	GBP	82	126,955	132,725	(5,770)
Expiring 10/22/13	BNP Paribas	GBP	410	657,465	663,627	(6,162)
Expiring 10/22/13	Citigroup Global Markets	GBP	21	33,192	33,991	(799)
Expiring 10/22/13	Deutsche Bank	GBP	6,152	9,277,248	9,957,648	(680,400)
Expiring 10/22/13	Deutsche Bank	GBP	108	164,233	174,809	(10,576)
Expiring 10/22/13	Deutsche Bank	GBP	52	80,098	83,361	(3,263)
Canadian Dollar,
Expiring 10/22/13	Morgan Stanley	CAD	67	64,862	65,010	(148)
Euro,
Expiring 10/24/13	Royal Bank of Scotland Group PLC	EUR	254	342,972	343,644	(672)
Expiring 10/24/13	UBS AG	EUR	11,297	15,271,534	15,284,044	(12,510)
Expiring 10/24/13	UBS AG	EUR	1,365	1,845,237	1,846,749	(1,512)
Japanese Yen,
Expiring 10/15/13	Deutsche Bank	JPY	17,950	180,411	182,631	(2,220)
Expiring 10/15/13	UBS AG	JPY	19,773	200,000	201,177	(1,177)

				$28,882,018	$29,633,044	$(751,026)

Cross currency exchange contracts outstanding at September 30, 2013:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
10/15/13	Buy	AUD	255	NOK	1,366	$10,737	Deutsche Bank
10/15/13	Buy	EUR	377	CHF	468	(7,371)	Deutsche Bank
10/15/13	Buy	NOK	555	AUD	100	(958)	Deutsche Bank
10/15/13	Buy	NOK	1,742	AUD	324	(12,742)	Deutsche Bank

						$(10,334)

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
4,700	06/11/19	1.406%	3 month LIBOR(1)	$78,397	$—	$78,397	Credit Suisse First Boston
4,500	01/22/20	1.387%	3 month LIBOR(2)	154,161	—	154,161	Deutsche Bank AG
8,800	02/11/20	1.462%	3 month LIBOR(1)	271,941	—	271,941	Credit Suisse First Boston
2,000	02/15/20	1.540%	3 month LIBOR(1)	53,135	—	53,135	Credit Suisse First Boston
5,400	04/15/20	1.392%	3 month LIBOR(1)	208,008	—	208,008	Deutsche Bank AG
16,300	04/22/20	1.317%	3 month LIBOR(1)	664,884	—	664,884	Deutsche Bank AG

				$1,430,526	$—	$1,430,526

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
4,100	08/08/15	0.266%	3 month LIBOR(2)	$—	$(2,659)	$(2,659)
200	08/01/18	1.543%	3 month LIBOR(2)	—	178	178
8,000	05/31/20	1.738%	3 month LIBOR(2)	—	127,056	127,056
10,500	06/04/20	1.805%	6 month LIBOR(2)	—	124,976	124,976
4,000	07/18/20	2.166%	3 month LIBOR(2)	—	(29,479)	(29,479)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
17,200	07/30/20	2.169%	3 month LIBOR(2)	$—	$(120,324)	$(120,324)
1,100	08/09/20	2.215%	3 month LIBOR(2)	—	3,095	3,095
3,950	08/31/20	2.650%	3 month LIBOR(2)	—	13,391	13,391
2,300	09/16/20	2.472%	3 month LIBOR(2)	—	(51,076)	(51,076)
1,450	08/15/39	0.000%	3 month LIBOR(2)	—	941	941

				$—	$66,099	$66,099

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Caesars Entertainment Corp.	06/20/16	5.000%	2,200	*	$(614,944)	$(503,957)	$(110,987)	Deutsche Bank AG
Caesers Entertainment, Inc.	06/20/17	5.000%	1,059	*	(426,994)	(306,144)	(120,850)	Deutsche Bank AG
Redhill Education Ltd.	09/20/15	5.000%	59	*	(7,876)	(8,877)	1,001	Deutsche Bank AG
Redhill Education Ltd.	09/20/15	5.000%	59	*	(7,876)	(7,272)	(604)	Deutsche Bank AG
Redhill Education Ltd.	09/20/18	5.000%	59	*	(7,876)	(8,865)	989	Deutsche Bank AG
Smithfield Foods	06/20/18	5.000%	187	*	21,186	22,371	(1,185)	Credit Suisse First Boston

					$(1,044,380)	$(812,744)	$(231,636)

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Caesers Entertainment, Inc.	12/20/15	1,530	5.000%	$(318,956)	$(320,269)	$1,313	UBS AG
Cap: (L)Cpurnsa Cap	05/10/14	1,600	2.000%	615	1,453	(838)	Deutsche Bank AG
Cap: (L)Cpurnsa Cap	05/10/14	535	2.000%	206	486	(280)	Deutsche Bank AG
Cap: (L)Cpurnsa Cap	05/13/14	265	2.000%	99	244	(145)	Deutsche Bank AG
CCO Holdings LLC	09/20/17	300	8.000%	68,680	—	68,680	Deutsche Bank AG
Redhill Education Ltd.	09/20/18	59	5.000%	16,165	18,109	(1,944)	Deutsche Bank AG
Redhill Education Ltd.	09/20/18	59	5.000%	16,165	17,832	(1,667)	Deutsche Bank AG
Redhill Education Ltd.	09/20/18	59	5.000%	16,165	16,160	5	Deutsche Bank AG

				$(200,861)	$(265,985)	$65,124

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps – Buy Protection(2):
CDX.NA.IG.20-V1	06/20/18	77,400	1.000%	$741,821	$961,514	$219,693
CDX.NA.IG.20-V1	06/20/18	59,400	1.000%	(480,241)	(737,906)	(257,665)
CDX.NA.IG.21-V1	06/20/18	10,100	1.000%	(99,336)	(96,055)	3,281

				$162,244	$127,553	$(34,691)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*  Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

#  Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at September 30, 2013:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse First Boston	05/15/14	97	Pay fixed payments on the SPGCENP Index and receive variable payments based on the 1 Month LIBOR +0bps	$(816,844)	$—	$(816,844)
Deutsche Bank AG	05/15/14	36	Pay fixed payments on the RMS G Index and receive variable payments based on the 1 Month LIBOR +27bps	(1,779,451)	—	(1,779,451)
Deutsche Bank AG	06/15/14	74	Pay fixed payments on the RMS G Index and receive variable payments based on the 1 Month LIBOR +27bps	(569,275)	—	(569,275)
Deutsche Bank AG	06/15/14	187	Pay fixed payments on the SG3MCIP Index and receive variable payments based on the 1 Month LIBOR +20bps	—	—	—

				$(3,165,570)	$—	$(3,165,570)

#  Notional amount is shown in U.S. dollars unless otherwise stated.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$333,977,497	$103,518,011	$305,165
Exchange Traded Funds	168,317,322	—	—
Preferred Stocks	7,322,408	—	—
Warrants	—	1,918,970	—
Asset-Backed Securities	—	47,801,222	5,282,450
Bank Loans	—	30,740,911	632,807
Commercial Mortgage-Backed Securities	—	26,058,771	861,022
Convertible Bonds	—	3,229,123	—
Corporate Bonds	—	431,070,314	4,512,513
Foreign Government Bonds	—	4,936,466	—
Municipal Bonds	—	3,815,303	—
Residential Mortgage-Backed Securities	—	2,854,990	—
U.S. Government Agency Obligations	—	190,471,766	—
U.S. Treasury Obligations	—	190,614,199	—
Affiliated Money Market Mutual Fund	725,616,648	—	—
Options Purchased	10,125	12,664	132
Short Sales – U.S. Government Agency Obligations	—	(22,562,659)	—
Options Written	(23,844)	(9,503)	(4,746)
Other Financial Instruments*
Futures	4,482,458	—	—
Foreign Forward Currency Contracts	—	(760,140)	—
Interest Rate Swaps	66,099	1,430,526	—
Credit Default Swaps	(34,691)	(235,192)	68,680
Total Return Swaps	—	(3,165,570)	—

Total	$1,239,734,022	$1,011,740,172	$11,658,023

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Credit contracts	$(201,203)
Equity contracts	3,252,829
Foreign exchange contracts	(268,696)
Interest rate contracts	973,038

Total	$3,755,968

AST BLACKROCK ISHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
EXCHANGE TRADED FUNDS
iShares Barclays Intermediate Credit Bond ETF	84,047	$9,071,193
iShares Core S&P 500 ETF	97,986	16,549,836
iShares Core Total U.S. Bond Market ETF	239,732	25,699,271
iShares U.S. Financials ETF	23,058	1,689,690
iShares U.S. Healthcare ETF	15,875	1,697,355
iShares U.S. Technology ETF	21,508	1,694,830
iShares iBoxx $ High Yield Corporate Bond ETF	41,186	3,770,990
iShares MSCI EAFE ETF	120,705	7,699,772
iShares MSCI Germany ETF	60,725	1,688,762
iShares MSCI Japan ETF	141,607	1,686,539
iShares Russell 2000 ETF	35,490	3,783,944

TOTAL EXCHANGE TRADED FUNDS (cost $73,943,299)		75,032,182

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,232,787)(w)	2,232,787	2,232,787

TOTAL INVESTMENTS — 102.5% (cost $76,176,086)		77,264,969
Liabilities in excess of other assets — (2.5)%		(1,874,473)

NET ASSETS — 100.0%		$75,390,496

The following abbreviations are used in the Portfolio descriptions:

EAFE	Europe, Australasia, Far East

ETF	Exchange Traded Fund

iBoxx	Bond Market Indices

MSCI	Morgan Stanley Capital International

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BLACKROCK ISHARES ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$75,032,182	$—	$—
Affiliated Money Market Mutual Fund	2,232,787	—	—

Total	$77,264,969	$—	$—

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.8%
ASSET-BACKED SECURITIES — 7.8%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/20/14	119	$118,849
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	90	89,697
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%		09/15/16	500	501,676
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.314%(c	)	12/15/18	1,000	991,020
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%		11/15/14	281	280,871
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	237	236,722
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	103	103,469
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	1	742
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	500	501,304
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.082%(c	)	11/15/16	500	501,172
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	54	54,031
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/15/15	380	379,993

TOTAL ASSET-BACKED SECURITIES (cost $3,492,191)						3,759,546

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.4%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%		10/10/45	357	359,716
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	478	494,785
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	250	259,418
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	400	398,409
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	691	708,549
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	329	329,219
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%(c	)	04/10/38	300	324,966
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	270	297,581
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(c	)	08/10/45	393	396,530
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	Aaa	5.987%(c	)	06/15/49	325	332,936
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	115	115,190
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c	)	08/12/43	297	326,079
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	520	524,783
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	130	143,023

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,805,918)						5,011,184

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 27.7%
Aerospace & Defense — 0.9%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%	02/15/15	400	$416,184

Banking — 9.3%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.750%	09/15/15	180	186,797
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	425	446,330
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	475	492,904
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	02/07/16	260	273,640
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	1,500	1,502,637
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.700%	01/20/15	500	517,848
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%	10/15/15	500	537,666
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%	05/13/14	525	536,532

					4,494,354

Capital Goods — 0.7%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	A2	1.625%	05/08/17	115	115,141
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	190	199,139

					314,280

Electric — 1.1%
Duke Energy Progress, Inc., First Mortgage Bonds	Aa3	5.300%	01/15/19	165	190,201
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	358,490

					548,691

Energy - Integrated — 1.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	80	83,665
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	1.625%	01/28/14	775	778,367

					862,032

Foods — 1.6%
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	02/19/14	360	368,304
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	425,244

					793,548

Healthcare & Pharmaceutical — 2.2%
Novartis Capital Corp., Gtd. Notes	Aa3	4.125%	02/10/14	500	506,550
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	500	534,125

					1,040,675

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	110	125,078

Media & Entertainment — 0.4%
NBCUniversal Media LLC, Gtd. Notes	A3	2.100%	04/01/14	190	191,535

Metals — 0.4%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	200	205,223

Non-Captive Finance — 1.0%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%	05/13/14	475	491,342

Retailers — 4.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	4.875%	09/15/14	500	519,999
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	772,606

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retailers (cont’d.)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/01/14	800	$807,069

					2,099,674

Technology — 0.7%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	312,802

Telecommunications — 2.9%
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.100%	09/15/14	1,000	1,042,913
Telecom Italia Capital SA (Italy), Gtd. Notes	Baa3	6.175%	06/18/14	364	374,641

					1,417,554

TOTAL CORPORATE BONDS (cost $13,010,956)					13,312,972

MUNICIPAL BOND — 0.5%
State of California GO, Taxable Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	267,838

NON-CORPORATE FOREIGN AGENCIES — 6.0%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	Aaa	1.750%	09/11/18	340	342,983
Bank of Nova Scotia (Canada), Covered Notes, 144A	Aaa	1.650%	10/29/15	625	638,062
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	172	167,339
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	1,465	1,439,656
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	300	305,503

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,906,456)					2,893,543

SOVEREIGNS — 3.8%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	150	149,744
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	130	130,666
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	AA+(d)	2.875%	09/15/14	200	204,466
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	2.375%	09/10/14	100	102,037
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%	05/22/15	130	130,513
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	200	208,017
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	130	130,054
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%	09/12/15	130	129,428
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%	10/23/22	690	631,281

TOTAL SOVEREIGNS (cost $1,881,297)					1,816,206

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.4%
Federal Home Loan Banks		0.375%	08/28/15	400	399,943
Federal Home Loan Banks(k)		1.000%	06/21/17	895	895,267
Federal Home Loan Mortgage Corp.		1.375%	05/01/20	305	290,279
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	1,395	1,357,748
Federal National Mortgage Assoc		0.875%	05/21/18	95	92,297

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc	1.625%		11/27/18	2,330	$2,320,272
Federal National Mortgage Assoc	1.875%		09/18/18	190	192,054
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	2.430%(s	)	03/15/22	145	112,755
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	5.500%		04/26/24	580	689,183
Residual Funding Corp. Strips Principal	1.610%(s	)	10/15/19	2,120	1,872,910
Residual Funding Corp. Strips Principal	1.630%(s	)	07/15/20	1,855	1,574,949

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,075,128)					9,797,657

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds	8.000%		11/15/21	630	901,638
U.S. Treasury Inflation Indexed Bonds	0.125%		04/15/18	384	395,577
U.S. Treasury Inflation Indexed Bonds	0.375%		07/15/23	236	234,667
U.S. Treasury Notes	0.250%		09/30/15	520	519,228
U.S. Treasury Notes	0.625%		04/30/18	255	247,868
U.S. Treasury Notes	0.875%		09/15/16	160	161,175
U.S. Treasury Notes	1.375%		09/30/18	930	929,346
U.S. Treasury Notes	2.000%		09/30/20	225	224,859
U.S. Treasury Notes	2.125%		08/31/20	855	862,548
U.S. Treasury Notes	2.500%		08/15/23	330	326,649
U.S. Treasury Notes(h)	4.750%		08/15/17	460	525,838
U.S. Treasury Strips Coupon	0.720%(s	)	08/15/16	830	815,233
U.S. Treasury Strips Coupon	2.750%(s	)	02/15/25	230	162,005
U.S. Treasury Strips Principal	7.810%(s	)	02/15/43	105	33,026

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,318,994)					6,339,657

TOTAL LONG-TERM INVESTMENTS (cost $42,742,485)					43,198,603

				Shares
SHORT-TERM INVESTMENT — 5.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios2 - Prudential Core Taxable Money Market Fund (cost $2,811,013)(w)				2,811,013	2,811,013

TOTAL INVESTMENTS — 95.6% (cost $45,553,498)					46,009,616
Other assets in excess of liabilities(x) — 4.4%					2,101,985

NET ASSETS — 100.0%					$48,111,601

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
GO	General Obligation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Position:
11	U.S. Ultra Bond	Dec. 2013	$1,540,890	$1,563,031	$22,141

Short Positions:
11	2 Year U.S. Treasury Notes	Dec. 2013	2,417,360	2,422,922	(5,562)
76	5 Year U.S. Treasury Notes	Dec. 2013	9,085,879	9,199,562	(113,683)
11	10 Year U.S. Treasury Notes	Dec. 2013	1,381,508	1,390,297	(8,789)

					(128,034)

					$(105,893)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
7,600	09/06/14	0.632%	3 month LIBOR(2)	$(12,202)	$—	$(12,202)	UBS Warburg LLC
800	09/12/14	0.656%	3 month LIBOR(2)	(2,763)	—	(2,763)	Barclays Bank International
1,000	09/19/14	0.669%	3 month LIBOR(2)	(3,578)	—	(3,578)	JPMorgan Securities
3,000	10/03/14	0.720%	3 month LIBOR(1)	20,808	—	20,808	UBS Warburg LLC
1,285	10/05/14	0.730%	3 month LIBOR(1)	9,096	—	9,096	Morgan Stanley & Co., Inc.
1,050	10/06/14	0.739%	3 month LIBOR(1)	7,580	—	7,580	JPMorgan Securities
1,195	10/26/14	0.835%	3 month LIBOR(2)	(10,243)	—	(10,243)	Barclays Bank International
785	10/28/14	0.816%	3 month LIBOR(2)	(6,487)	—	(6,487)	Barclays Bank International
200	12/04/14	0.371%	3 month LIBOR(2)	(282)	—	(282)	Morgan Stanley & Co., Inc.
2,350	08/08/15	0.528%	3 month LIBOR(2)	(4,944)	—	(4,944)	Credit Suisse
3,300	08/20/15	0.615%	3 month LIBOR(2)	(12,248)	—	(12,248)	Bank of Nova Scotia
520	09/28/15	0.918%	3 month LIBOR(2)	(4,800)	—	(4,800)	Barclays Capital
970	10/04/15	0.445%	3 month LIBOR(2)	(1,146)	—	(1,146)	Bank of Nova Scotia
3,300	10/11/15	0.462%	3 month LIBOR(2)	(4,850)	—	(4,850)	Bank of Nova Scotia
39,400	12/31/15	2.055%	3 month LIBOR(1)	3,681,918	—	3,681,918	Morgan Stanley & Co., Inc.
12,800	12/31/15	0.000%	3 month LIBOR(1)	22,323	—	22,323	JPMorgan Securities
2,890	06/07/16	0.654%	3 month LIBOR(1)	5,707	—	5,707	JPMorgan Securities
1,950	08/09/16	1.425%	3 month LIBOR(1)	42,803	—	42,803	Banc of America Securities
7,800	08/11/16	1.465%	3 month LIBOR(1)	180,133	—	180,133	UBS Warburg LLC
750	08/22/16	1.168%	3 month LIBOR(2)	(10,318)	—	(10,318)	Morgan Stanley & Co., Inc.
1,260	08/26/16	1.299%	3 month LIBOR(1)	22,100	—	22,100	Morgan Stanley & Co., Inc.
1,670	08/31/16	0.934%	3 month LIBOR(1)	10,791	—	10,791	Credit Suisse
1,425	08/31/16	0.975%	3 month LIBOR(2)	(10,946)	—	(10,946)	JPMorgan Securities
1,425	08/31/16	0.978%	3 month LIBOR(2)	(11,097)	—	(11,097)	JPMorgan Securities
2,420	09/27/16	1.111%	3 month LIBOR(1)	25,744	—	25,744	Morgan Stanley & Co., Inc.
3,130	10/03/16	1.272%	3 month LIBOR(1)	65,302	—	65,302	UBS Warburg LLC
1,100	10/06/16	1.194%	3 month LIBOR(1)	19,809	—	19,809	JPMorgan Securities
500	10/17/16	1.442%	3 month LIBOR(2)	(13,072)	—	(13,072)	Barclays Bank International
1,455	10/27/16	1.439%	3 month LIBOR(2)	(37,228)	—	(37,228)	Barclays Bank International
1,090	11/01/16	1.431%	3 month LIBOR(2)	(27,280)	—	(27,280)	Barclays Bank International
1,275	11/02/16	1.336%	3 month LIBOR(2)	(27,633)	—	(27,633)	Barclays Bank International
1,280	11/25/16	1.350%	3 month LIBOR(1)	27,009	—	27,009	Barclays Bank International
790	11/30/16	1.398%	3 month LIBOR(1)	17,772	—	17,772	Barclays Bank International

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,210	12/05/16	1.338%	3 month LIBOR(2)	$(24,433)	$—	$(24,433)	Barclays Bank International
2,160	12/06/16	1.388%	3 month LIBOR(2)	(47,270)	—	(47,270)	Barclays Bank International
2,220	12/08/16	1.345%	3 month LIBOR(2)	(43,553)	—	(43,553)	Barclays Bank International
1,450	01/24/17	1.176%	3 month LIBOR(2)	(16,493)	—	(16,493)	Bank of Nova Scotia
2,185	01/27/17	1.138%	3 month LIBOR(2)	(21,597)	—	(21,597)	Bank of Nova Scotia
1,450	02/02/17	1.020%	3 month LIBOR(1)	7,833	—	7,833	Bank of Nova Scotia
1,080	02/06/17	0.965%	3 month LIBOR(2)	(3,559)	—	(3,559)	Bank of Nova Scotia
1,600	02/08/17	1.037%	3 month LIBOR(2)	(9,105)	—	(9,105)	Bank of Nova Scotia
1,180	02/13/17	1.128%	3 month LIBOR(2)	(10,139)	—	(10,139)	Bank of Nova Scotia
800	02/28/17	0.680%	3 month LIBOR(1)	(6,230)	—	(6,230)	Citigroup Global Markets
730	03/02/17	1.085%	3 month LIBOR(2)	(4,537)	—	(4,537)	Barclays Bank International
950	03/06/17	1.122%	3 month LIBOR(2)	(6,927)	—	(6,927)	Barclays Bank International
700	03/29/17	1.292%	3 month LIBOR(2)	(7,281)	—	(7,281)	Barclays Bank International
1,600	05/22/17	1.096%	3 month LIBOR(1)	10,762	—	10,762	Morgan Stanley & Co., Inc.
2,340	07/16/17	0.847%	3 month LIBOR(2)	16,908	—	16,908	Bank of Nova Scotia
2,100	08/01/17	0.844%	3 month LIBOR(2)	17,594	—	17,594	Bank of Nova Scotia
1,400	08/28/17	0.872%	3 month LIBOR(1)	(12,536)	—	(12,536)	Bank of Nova Scotia
910	08/31/17	0.751%	3 month LIBOR(2)	12,629	—	12,629	Bank of Nova Scotia
840	09/28/17	0.795%	3 month LIBOR(1)	(11,715)	—	(11,715)	Credit Suisse
2,000	10/09/17	0.765%	3 month LIBOR(2)	25,489	—	25,489	Bank of Nova Scotia
900	10/09/17	0.784%	3 month LIBOR(2)	10,718	—	10,718	Morgan Stanley & Co., Inc.
7,975	10/15/17	0.790%	3 month LIBOR(1)	(96,482)	—	(96,482)	Morgan Stanley & Co., Inc.
900	11/09/17	0.774%	3 month LIBOR(2)	13,040	—	13,040	Bank of Nova Scotia
1,800	11/15/17	0.762%	3 month LIBOR(2)	27,797	—	27,797	Morgan Stanley & Co., Inc.
700	11/21/17	0.770%	3 month LIBOR(1)	(10,845)	—	(10,845)	Bank of Nova Scotia
690	12/05/17	0.758%	3 month LIBOR(1)	(11,730)	—	(11,730)	Morgan Stanley & Co., Inc.
1,825	12/13/17	0.755%	3 month LIBOR(1)	(32,186)	—	(32,186)	Morgan Stanley & Co., Inc.
400	12/20/17	0.868%	3 month LIBOR(2)	5,244	—	5,244	Morgan Stanley & Co., Inc.
1,100	01/07/18	0.882%	3 month LIBOR(2)	15,931	—	15,931	Morgan Stanley & Co., Inc.
1,100	01/22/18	0.908%	3 month LIBOR(2)	15,862	—	15,862	Morgan Stanley & Co., Inc.
500	03/18/18	1.052%	3 month LIBOR(2)	6,046	—	6,046	Barclays Bank International
1,000	04/15/18	0.902%	3 month LIBOR(2)	17,068	—	17,068	Bank of Nova Scotia
400	04/16/18	0.878%	3 month LIBOR(2)	7,318	—	7,318	JPMorgan Securities
800	05/15/18	2.318%	3 month LIBOR(1)	40,308	—	40,308	JPMorgan Securities
172	05/17/18	0.989%	3 month LIBOR(2)	2,623	—	2,623	Credit Suisse
8,100	08/17/18	1.838%	3 month LIBOR(1)	149,250	—	149,250	Barclays Bank International
310	08/30/18	1.850%	3 month LIBOR(1)	5,604	—	5,604	Morgan Stanley & Co., Inc.
7,300	09/06/18	1.704%	3 month LIBOR(2)	(74,485)	—	(74,485)	UBS Warburg LLC
720	09/15/18	1.671%	3 month LIBOR(1)	5,642	—	5,642	Barclays Bank International
500	12/19/18	1.668%	3 month LIBOR(1)	2,889	—	2,889	Barclays Bank International
1,440	12/22/18	1.692%	3 month LIBOR(1)	11,043	—	11,043	Barclays Bank International
510	02/21/19	1.572%	3 month LIBOR(2)	2,094	—	2,094	Citigroup Global Markets
700	04/10/19	1.816%	3 month LIBOR(2)	(9,191)	—	(9,191)	Bank of Nova Scotia
750	05/14/19	1.538%	3 month LIBOR(1)	(4,745)	—	(4,745)	Bank of Nova Scotia
500	05/18/19	1.522%	3 month LIBOR(1)	(3,837)	—	(3,837)	Morgan Stanley & Co., Inc.
900	06/07/19	1.330%	3 month LIBOR(1)	(18,545)	—	(18,545)	Barclays Bank International
730	06/07/19	1.338%	3 month LIBOR(1)	(14,714)	—	(14,714)	Bank of Nova Scotia
2,730	07/23/19	1.220%	3 month LIBOR(2)	87,017	—	87,017	Bank of Nova Scotia
145	09/27/19	1.220%	3 month LIBOR(1)	(5,493)	—	(5,493)	Bank of Nova Scotia
230	10/02/19	1.291%	3 month LIBOR(1)	(6,538)	—	(6,538)	Barclays Bank International
1,100	10/16/19	1.210%	3 month LIBOR(1)	(38,329)	—	(38,329)	Barclays Bank International
400	11/29/19	1.200%	3 month LIBOR(1)	(15,828)	—	(15,828)	Morgan Stanley & Co., Inc.
300	12/03/19	1.179%	3 month LIBOR(2)	12,371	—	12,371	Bank of Nova Scotia
800	12/12/19	1.152%	3 month LIBOR(2)	34,971	—	34,971	Bank of Nova Scotia
1,090	02/15/20	1.355%	3 month LIBOR(1)	(41,347)	—	(41,347)	Morgan Stanley & Co., Inc.
700	03/22/20	1.483%	3 month LIBOR(2)	23,196	—	23,196	Barclays Bank International
300	04/11/20	1.370%	3 month LIBOR(1)	(10,809)	—	(10,809)	Barclays Bank International
2,735	09/17/20	2.708%	3 month LIBOR(2)	(103,826)	—	(103,826)	Morgan Stanley & Co., Inc.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,465	10/01/20	2.522%	3 month LIBOR(2)	$(52,727)	$—	$(52,727)	UBS Warburg LLC
1,300	06/08/21	4.640%	3 month LIBOR(1)	80,075	—	80,075	Morgan Stanley & Co., Inc.
600	07/27/21	3.094%	3 month LIBOR(2)	(35,610)	—	(35,610)	Banc of America Securities
630	07/28/21	3.088%	3 month LIBOR(2)	(37,022)	—	(37,022)	Banc of America Securities
1,465	08/25/21	2.222%	3 month LIBOR(2)	14,319	—	14,319	Banc of America Securities
115	09/06/21	2.222%	3 month LIBOR(1)	(1,254)	—	(1,254)	UBS Warburg LLC
1,150	09/12/21	2.205%	3 month LIBOR(1)	(16,663)	—	(16,663)	Barclays Bank International
390	09/13/21	2.171%	3 month LIBOR(2)	6,034	—	6,034	Banc of America Securities
1,035	09/21/21	2.170%	3 month LIBOR(2)	16,913	—	16,913	Barclays Bank International
405	10/03/21	2.160%	3 month LIBOR(1)	(3,355)	—	(3,355)	Morgan Stanley & Co., Inc.
680	10/06/21	2.038%	3 month LIBOR(2)	12,509	—	12,509	Citigroup Global Markets
670	12/23/21	2.090%	3 month LIBOR(2)	14,789	—	14,789	Barclays Bank International
525	12/28/21	2.118%	3 month LIBOR(2)	10,688	—	10,688	Barclays Bank International
655	01/13/22	2.050%	3 month LIBOR(2)	18,418	—	18,418	Bank of Nova Scotia
660	01/20/22	1.998%	3 month LIBOR(2)	21,763	—	21,763	Bank of Nova Scotia
660	01/25/22	2.171%	3 month LIBOR(1)	(12,989)	—	(12,989)	Bank of Nova Scotia
120	02/13/22	2.120%	3 month LIBOR(1)	(3,099)	—	(3,099)	Bank of Nova Scotia
490	02/17/22	2.018%	3 month LIBOR(2)	16,827	—	16,827	Bank of Nova Scotia
365	02/21/22	2.105%	3 month LIBOR(2)	10,138	—	10,138	JPMorgan Securities
245	02/21/22	2.100%	3 month LIBOR(2)	6,903	—	6,903	JPMorgan Securities
370	02/23/22	2.117%	3 month LIBOR(2)	9,990	—	9,990	JPMorgan Securities
550	05/15/22	1.988%	3 month LIBOR(2)	20,028	—	20,028	JPMorgan Securities
500	06/11/22	1.842%	3 month LIBOR(2)	25,694	—	25,694	Bank of Nova Scotia
1,500	08/06/22	1.642%	3 month LIBOR(2)	111,956	—	111,956	Bank of Nova Scotia
600	08/10/22	1.758%	3 month LIBOR(2)	39,126	—	39,126	Bank of Nova Scotia
765	08/17/26	2.965%	3 month LIBOR(2)	10,356	—	10,356	Citigroup Global Markets
300	08/24/41	3.065%	3 month LIBOR(2)	31,371	—	31,371	Citigroup Global Markets
225	08/24/41	3.074%	3 month LIBOR(2)	23,157	—	23,157	Citigroup Global Markets
300	09/06/41	3.028%	3 month LIBOR(2)	33,800	—	33,800	UBS Warburg LLC
300	09/06/41	3.110%	3 month LIBOR(2)	29,135	—	29,135	UBS Warburg LLC
290	09/08/41	2.954%	3 month LIBOR(1)	(36,753)	—	(36,753)	Barclays Bank International
700	09/12/41	3.052%	3 month LIBOR(2)	77,052	—	77,052	Citigroup Global Markets
300	10/11/41	2.719%	3 month LIBOR(2)	48,218	—	48,218	JPMorgan Securities
300	10/17/41	2.905%	3 month LIBOR(1)	(37,610)	—	(37,610)	Barclays Bank International
285	12/20/41	2.614%	3 month LIBOR(2)	53,163	—	53,163	Citigroup Global Markets
175	01/10/42	2.718%	3 month LIBOR(1)	(29,582)	—	(29,582)	Barclays Bank International
275	02/09/42	2.840%	3 month LIBOR(1)	(40,749)	—	(40,749)	Barclays Bank International

				$4,255,729	$—	$4,255,729

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,300	02/28/18	1.649%	3 month LIBOR(2)	$156	$(13,949)	$(14,105)
525	07/02/18	1.564%	3 month LIBOR(2)	152	(4,518)	(4,670)
300	06/27/20	2.200%	3 month LIBOR(1)	152	3,703	3,551
210	08/31/20	2.490%	3 month LIBOR(2)	151	(3,731)	(3,882)
105	01/22/22	2.785%	3 month LIBOR(2)	151	(2,701)	(2,852)
965	08/05/23	4.210%	3 month LIBOR(1)	—	2,291	2,291
385	08/06/23	4.220%	3 month LIBOR(1)	—	1,073	1,073
505	08/09/23	4.231%	3 month LIBOR(1)	152	1,616	1,464

				$914	$(16,216)	$(17,130)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for indentical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,759,546	$—
Non-Residential Mortgage-Backed Securities	—	—	—
Commercial Mortgage-Backed Securities	—	5,011,184	—
Corporate Bonds	—	13,312,972	—
Municipal Bond	—	267,838	—
Non-Corporate Foreign Agencies	—	2,893,543	—
Sovereigns	—	1,816,206	—
U.S. Government Agency Obligations	—	9,797,657	—
U.S. Treasury Obligations	—	6,339,657	—
Affiliated Money Market Mutual Fund	2,811,013	—	—
Other Financial Instruments*
Futures Contracts	(105,893)	—	—
Interest Rate Swaps	(17,130)	4,255,729	—

Total	$2,687,990	$47,454,332	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.8%
ASSET-BACKED SECURITIES — 9.1%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/15/16	263	$263,861
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/20/14	59	59,425
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	90	89,697
BA Credit Card Trust, Series 2006-A14, Class A14	Aaa	0.242%(c	)	04/15/16	90	89,972
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	297	297,269
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	200	199,552
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.382%(c	)	01/15/18	300	300,114
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	103	103,469
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	1	742
Honda Auto Receivables 2013-3 Owner Trust, Series 2013-3, Class A2	Aaa	0.540%		01/15/16	200	200,188
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.082%(c	)	11/15/16	200	200,469
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.482%(c	)	02/15/18	250	249,580
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	36	36,021
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	Aaa	0.630%		12/20/15	200	200,085
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/15/15	228	227,996

TOTAL ASSET-BACKED SECURITIES (cost $2,512,866)						2,518,440

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.8%
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	250	259,418
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	200	199,205
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	247	246,914
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%(c	)	04/10/38	300	324,966
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	210	231,451
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	Aaa	5.798%(c	)	06/15/49	244	249,702
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.457%(c	)	11/12/37	185	197,475
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c	)	08/12/43	198	217,386
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162%(c	)	10/12/52	500	536,213
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	415	418,818
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	100	110,017

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,973,243)						2,991,565

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 25.0%
Banking — 10.5%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22	115	$105,623
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	140	147,026
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	100	105,810
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	95	99,563
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	175	181,596
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	100	107,916
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	125	137,688
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	1,200	1,202,110
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	100	103,587
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20	125	132,317
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%	10/15/15	175	188,183
US Bancorp, Sr. Unsec’d. Notes	A1	4.200%	05/15/14	215	220,177
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17	150	172,329

					2,903,925

Cable — 0.3%
Comcast Corp., Gtd. Notes	A3	4.950%	06/15/16	65	71,778

Capital Goods — 1.4%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	A2	1.625%	05/08/17	80	80,098
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	35	34,908
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	100	105,152
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	150	157,215

					377,373

Chemicals — 0.4%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	100	106,898

Electric — 0.6%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	60	63,185
TECO Finance, Inc., Gtd. Notes	Baa2	4.000%	03/15/16	100	106,106

					169,291

Energy - Integrated — 1.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	85	88,895
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	65	68,237
PC Financial Partnership (Canada), Gtd. Notes	Baa1	5.000%	11/15/14	100	104,711
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	150	156,077

					417,920

Energy - Other — 0.4%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	100	112,204

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	4.125%	01/15/15	90	94,150

Healthcare & Pharmaceutical — 1.2%
Medtronic, Inc., Sr. Unsec’d. Notes	A2	3.000%	03/15/15	100	103,571
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250%	08/15/16	235	239,302

					342,873

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21	50	52,366

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Insurance (cont’d.)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	60	$65,586

					117,952

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	90	102,337
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/15	55	57,980
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	130	142,140

					302,457

Media & Entertainment — 1.2%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	100	104,706
NBCUniversal Media LLC, Gtd. Notes	A3	2.100%	04/01/14	130	131,050
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21	100	107,656

					343,412

Metals — 0.1%
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	26,105

Non-Captive Finance — 1.4%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	40	37,822
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%	05/13/14	175	181,021
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	25	23,387
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	25	26,826
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	10	10,657
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	100	108,758

					388,471

Pipelines & Other — 1.2%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.200%	09/01/20	125	139,099
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	125	122,901
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	75	75,910

					337,910

Railroads — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	75	87,945

Retailers — 0.8%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/18/15	200	208,077

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	200	203,360
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.600%	04/01/21	100	106,266

					309,626

Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13	200	201,629

TOTAL CORPORATE BONDS (cost $6,830,876)					6,919,996

NON-CORPORATE FOREIGN AGENCIES — 4.8%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	Aaa	1.750%	09/11/18	200	201,755

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
KFW (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	1,160	$1,139,932

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,355,838)						1,341,687

SOVEREIGNS — 3.1%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%		03/21/16	80	79,863
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%		03/07/14	80	80,410
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS, 144A	AA+(d)	2.875%		09/15/14	100	102,233
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	100	99,940
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%		05/22/15	100	100,395
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%		03/17/16	200	208,017
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	100	100,041
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	90	89,604

TOTAL SOVEREIGNS (cost $867,832)						860,503

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.4%
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	770	749,438
Federal National Mortgage Assoc		0.875%		05/21/18	45	43,720
Federal National Mortgage Assoc		1.875%		09/18/18	95	96,027
Financing Corp. FICO Strips Principal, Series 15P, Debs		3.197%	(s)	03/07/19	2,250	2,038,790
Financing Corp. FICO Strips Principal, Series D-P, Debs		4.505%	(s)	09/26/19	1,850	1,622,574
Israel Government AID Bond, Gov’t. Gtd. Notes		2.427%	(s)	03/15/22	120	93,315
Israel Government AID Bond, Series 11-Z, Gov’t. Gtd. Notes		4.505%	(s)	05/15/19	1,565	1,399,683
Residual Funding Corp. Strips Principal, Bonds		1.598%	(s)	07/15/20	390	331,121
Residual Funding Corp. Strips Principal, Bonds		1.614%	(s)	10/15/19	445	393,134

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,762,591)						6,767,802

U.S. TREASURY OBLIGATIONS — 14.6%
U.S. Treasury Bonds		8.000%		11/15/21	350	500,910
U.S. Treasury Inflation Indexed Bonds, TIPS		0.125%		04/15/18	232	239,414
U.S. Treasury Inflation Indexed Bonds, TIPS		0.375%		07/15/23	141	139,802
U.S. Treasury Notes		0.250%		07/31/15	80	79,941
U.S. Treasury Notes(h)		0.375%		06/30/15	320	320,538
U.S. Treasury Notes		0.625%		04/30/18	95	92,343
U.S. Treasury Notes		0.750%		10/31/17	1,000	986,250
U.S. Treasury Notes		0.875%		09/15/16	285	287,093
U.S. Treasury Notes(k)		1.375%		06/30/18	1,340	1,343,455
U.S. Treasury Notes		1.375%		09/30/18	40	39,972
U.S. Treasury Strips Principal		7.808%	(s)	02/15/43	65	20,445

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,036,403)						4,050,163

TOTAL LONG-TERM INVESTMENTS (cost $24,339,649)						25,450,156

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $532,816)(w)	532,816	$532,816

TOTAL INVESTMENTS — 93.7% (cost $24,872,465)		25,982,972
Other assets in excess of liabilities(x) — 6.3%		1,743,892

NET ASSETS — 100.0%		$27,726,864

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
CFCRE	Center for Commercial Real Estate
FICO	Financing Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TIPS	Treasury Inflation Protected Securities
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2	2 Year U.S. Treasury Notes	Dec. 2013	$440,378	$440,531	$153
13	10 Year U.S. Treasury Notes	Dec. 2013	1,607,541	1,643,078	35,537
2	U.S. Ultra Bond	Dec. 2013	284,065	284,188	123

					35,813

Short Positions:
15	5 Year U.S. Treasury Notes	Dec. 2013	1,799,354	1,815,703	(16,349)
3	U.S. Long Bond	Dec. 2013	394,972	400,125	(5,153)

					(21,502)

					$14,311

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
4,350	04/12/14	0.596%	3 month LIBOR(1)	$16,940	$—	$16,940	Citigroup Global Markets
2,870	07/03/14	0.552%	3 month LIBOR(1)	7,571	—	7,571	Bank of Nova Scotia

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
3,100	09/01/14	0.659%	3 month LIBOR(2)	$(10,834)	$—	$(10,834)	Citigroup Global Markets
600	09/12/14	0.656%	3 month LIBOR(2)	(2,073)	—	(2,073)	Barclays Bank International
800	09/19/14	0.669%	3 month LIBOR(2)	(2,862)	—	(2,862)	JPMorgan Chase Bank
2,300	09/27/14	0.401%	3 month LIBOR(1)	2,037	—	2,037	Barclays Bank International
930	09/27/14	0.650%	3 month LIBOR(2)	(3,154)	—	(3,154)	Citigroup Global Markets
1,000	10/28/14	0.816%	3 month LIBOR(2)	(8,263)	—	(8,263)	Barclays Bank International
100	12/04/14	0.371%	3 month LIBOR(2)	(141)	—	(141)	Morgan Stanley & Co., Inc.
1,750	08/08/15	0.528%	3 month LIBOR(2)	(3,682)	—	(3,682)	Credit Suisse
5,600	09/11/15	0.521%	3 month LIBOR(2)	(8,585)	—	(8,585)	JPMorgan Chase Bank
360	09/28/15	0.491%	3 month LIBOR(1)	257	—	257	Credit Suisse
400	12/04/15	0.444%	3 month LIBOR(2)	2	—	2	Morgan Stanley & Co., Inc.
1,200	12/21/15	0.494%	3 month LIBOR(2)	(1,108)	—	(1,108)	Citigroup Global Markets
2,015	06/07/16	0.654%	3 month LIBOR(1)	3,979	—	3,979	Bear Stearns & Co., Inc.
240	08/04/16	1.528%	3 month LIBOR(2)	(6,055)	—	(6,055)	Citigroup Global Markets
1,900	08/11/16	1.460%	3 month LIBOR(2)	(43,608)	—	(43,608)	HSBC Securities, Inc.
2,900	08/17/16	1.250%	3 month LIBOR(2)	(47,701)	—	(47,701)	Barclays Bank International
1,500	08/18/16	1.230%	3 month LIBOR(2)	(23,710)	—	(23,710)	Citigroup Global Markets
590	08/22/16	1.168%	3 month LIBOR(2)	(8,117)	—	(8,117)	Morgan Stanley & Co., Inc.
2,160	08/31/16	1.251%	3 month LIBOR(2)	(34,594)	—	(34,594)	Barclays Bank International
995	08/31/16	0.975%	3 month LIBOR(2)	(7,643)	—	(7,643)	JPMorgan Chase Bank
995	08/31/16	0.978%	3 month LIBOR(2)	(7,749)	—	(7,749)	JPMorgan Chase Bank
12,180	09/27/16	1.111%	3 month LIBOR(1)	129,573	—	129,573	Morgan Stanley & Co., Inc.
2,145	10/03/16	1.272%	3 month LIBOR(1)	44,751	—	44,751	UBS Warburg LLC
5,155	10/05/16	1.239%	3 month LIBOR(1)	101,037	—	101,037	Morgan Stanley & Co., Inc.
7,520	10/06/16	1.194%	3 month LIBOR(1)	135,424	—	135,424	JPMorgan Chase Bank
1,550	10/11/16	1.430%	3 month LIBOR(2)	(40,311)	—	(40,311)	Citigroup Global Markets
4,950	11/22/16	1.334%	3 month LIBOR(1)	102,306	—	102,306	Morgan Stanley & Co., Inc.
4,410	11/29/16	1.351%	3 month LIBOR(1)	92,367	—	92,367	Citigroup Global Markets
460	12/30/16	1.328%	3 month LIBOR(1)	8,599	—	8,599	Citigroup Global Markets
8,100	12/31/16	1.652%	3 month LIBOR(1)	447,585	—	447,585	JPMorgan Chase Bank
7,600	12/31/16	1.257%	3 month LIBOR(1)	222,255	—	222,255	Barclays Bank International
4,500	12/31/16	0.000%	3 month LIBOR(1)	600,761	—	600,761	JPMorgan Chase Bank
1,400	12/31/16	2.686%	3 month LIBOR(2)	(250,766)	—	(250,766)	Morgan Stanley & Co., Inc.
550	12/31/16	3.228%	3 month LIBOR(1)	117,164	—	117,164	Morgan Stanley & Co., Inc.
215	01/03/17	1.311%	3 month LIBOR(2)	(3,693)	—	(3,693)	Citigroup Global Markets
2,240	01/20/17	1.120%	3 month LIBOR(2)	(21,600)	—	(21,600)	Bank of Nova Scotia
2,200	01/24/17	1.176%	3 month LIBOR(2)	(25,023)	—	(25,023)	Bank of Nova Scotia
1,680	01/27/17	1.138%	3 month LIBOR(2)	(16,606)	—	(16,606)	Bank of Nova Scotia
330	01/31/17	1.055%	3 month LIBOR(1)	2,234	—	2,234	Bank of Nova Scotia
2,310	02/06/17	0.965%	3 month LIBOR(2)	(7,611)	—	(7,611)	Bank of Nova Scotia
645	02/08/17	1.037%	3 month LIBOR(2)	(3,671)	—	(3,671)	Bank of Nova Scotia
890	02/13/17	1.128%	3 month LIBOR(2)	(7,647)	—	(7,647)	Bank of Nova Scotia
1,150	02/21/17	1.179%	3 month LIBOR(2)	(11,431)	—	(11,431)	JPMorgan Chase Bank
430	02/28/17	0.680%	3 month LIBOR(1)	(3,346)	—	(3,346)	Citigroup Global Markets
6,400	05/22/17	1.096%	3 month LIBOR(1)	43,049	—	43,049	Morgan Stanley & Co., Inc.
1,550	05/23/17	1.085%	3 month LIBOR(1)	9,647	—	9,647	Bank of Nova Scotia
2,080	07/05/17	0.938%	3 month LIBOR(2)	6,021	—	6,021	Bank of Nova Scotia
1,260	07/16/17	0.847%	3 month LIBOR(2)	9,104	—	9,104	Bank of Nova Scotia
2,200	08/01/17	0.844%	3 month LIBOR(2)	18,432	—	18,432	Bank of Nova Scotia
475	08/31/17	0.751%	3 month LIBOR(2)	6,592	—	6,592	Bank of Nova Scotia
4,600	09/10/17	0.845%	3 month LIBOR(2)	50,154	—	50,154	Morgan Stanley & Co., Inc.
500	09/25/17	0.820%	3 month LIBOR(2)	6,434	—	6,434	Bank of Nova Scotia
1,150	10/03/17	0.778%	3 month LIBOR(2)	13,566	—	13,566	Citigroup Global Markets
1,400	10/09/17	0.765%	3 month LIBOR(2)	17,843	—	17,843	Bank of Nova Scotia
600	10/09/17	0.784%	3 month LIBOR(2)	7,146	—	7,146	Morgan Stanley & Co., Inc.
2,425	10/15/17	0.790%	3 month LIBOR(1)	(29,338)	—	(29,338)	Morgan Stanley & Co., Inc.
800	10/22/17	0.882%	3 month LIBOR(2)	6,756	—	6,756	Bank of Nova Scotia
700	11/09/17	0.774%	3 month LIBOR(2)	10,142	—	10,142	Bank of Nova Scotia

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,900	11/15/17	0.762%	3 month LIBOR(2)	$29,342	$—	$29,342	Morgan Stanley & Co., Inc.
3,300	11/19/17	0.762%	3 month LIBOR(1)	(51,940)	—	(51,940)	Morgan Stanley & Co., Inc.
800	12/12/17	0.736%	3 month LIBOR(2)	14,733	—	14,733	Bank of Nova Scotia
1,255	12/13/17	0.755%	3 month LIBOR(1)	(22,133)	—	(22,133)	Morgan Stanley & Co., Inc.
1,100	12/20/17	0.868%	3 month LIBOR(2)	14,421	—	14,421	Morgan Stanley & Co., Inc.
2,400	01/07/18	0.882%	3 month LIBOR(2)	34,760	—	34,760	Morgan Stanley & Co., Inc.
600	01/22/18	0.908%	3 month LIBOR(2)	8,652	—	8,652	Morgan Stanley & Co., Inc.
350	02/01/18	1.035%	3 month LIBOR(2)	3,343	—	3,343	Bank of Nova Scotia
700	04/15/18	0.902%	3 month LIBOR(2)	11,948	—	11,948	Bank of Nova Scotia
400	04/16/18	0.878%	3 month LIBOR(2)	7,318	—	7,318	Bear Stearns & Co., Inc.
200	04/18/18	0.876%	3 month LIBOR(2)	3,709	—	3,709	Bear Stearns & Co., Inc.
560	05/15/18	2.318%	3 month LIBOR(1)	28,216	—	28,216	JPMorgan Chase Bank
1,900	07/22/18	2.455%	3 month LIBOR(2)	(96,754)	—	(96,754)	Citigroup Global Markets
6,300	08/17/18	1.838%	3 month LIBOR(1)	116,084	—	116,084	Barclays Bank International
1,350	09/01/18	1.820%	3 month LIBOR(2)	(21,943)	—	(21,943)	Citigroup Global Markets
1,770	09/27/18	1.525%	3 month LIBOR(1)	(453)	—	(453)	Morgan Stanley & Co., Inc.
255	10/03/18	1.745%	3 month LIBOR(1)	4,609	—	4,609	UBS Warburg LLC
625	10/05/18	1.665%	3 month LIBOR(1)	8,491	—	8,491	Morgan Stanley & Co., Inc.
200	10/06/18	1.599%	3 month LIBOR(1)	1,969	—	1,969	JPMorgan Chase Bank
645	10/11/18	1.770%	3 month LIBOR(1)	12,101	—	12,101	JPMorgan Chase Bank
470	11/01/18	1.984%	3 month LIBOR(2)	(13,366)	—	(13,366)	Barclays Bank International
385	11/08/18	1.738%	3 month LIBOR(2)	(5,611)	—	(5,611)	Citigroup Global Markets
330	11/22/18	1.766%	3 month LIBOR(1)	4,934	—	4,934	Morgan Stanley & Co., Inc.
360	11/29/18	1.758%	3 month LIBOR(1)	4,995	—	4,995	Citigroup Global Markets
1,430	12/08/18	1.802%	3 month LIBOR(2)	(22,150)	—	(22,150)	Barclays Bank International
2,070	01/12/19	1.699%	3 month LIBOR(2)	(12,764)	—	(12,764)	Citigroup Global Markets
800	01/17/19	1.602%	3 month LIBOR(2)	(506)	—	(506)	Barclays Bank International
800	01/19/19	1.572%	3 month LIBOR(2)	1,001	—	1,001	Bank of Nova Scotia
380	02/21/19	1.572%	3 month LIBOR(2)	1,560	—	1,560	Citigroup Global Markets
765	02/23/19	1.632%	3 month LIBOR(2)	883	—	883	Barclays Bank International
240	03/05/19	1.642%	3 month LIBOR(2)	331	—	331	Bank of Nova Scotia
600	04/10/19	1.816%	3 month LIBOR(2)	(7,878)	—	(7,878)	Bank of Nova Scotia
450	04/13/19	1.638%	3 month LIBOR(1)	1,024	—	1,024	Bank of Nova Scotia
300	05/18/19	1.522%	3 month LIBOR(1)	(2,302)	—	(2,302)	Morgan Stanley & Co., Inc.
700	05/21/19	1.475%	3 month LIBOR(1)	(7,428)	—	(7,428)	Bank of Nova Scotia
370	06/07/19	1.338%	3 month LIBOR(1)	(7,458)	—	(7,458)	Bank of Nova Scotia
2,055	08/06/19	1.211%	3 month LIBOR(2)	69,357	—	69,357	Bank of Nova Scotia
130	10/02/19	1.291%	3 month LIBOR(1)	(3,695)	—	(3,695)	Barclays Bank International
700	10/31/19	1.265%	3 month LIBOR(2)	22,890	—	22,890	Citigroup Global Markets
1,000	11/02/19	1.252%	3 month LIBOR(1)	(33,916)	—	(33,916)	Citigroup Global Markets
400	12/03/19	1.179%	3 month LIBOR(2)	16,495	—	16,495	Bank of Nova Scotia
485	02/15/20	1.355%	3 month LIBOR(1)	(18,398)	—	(18,398)	Morgan Stanley & Co., Inc.
300	04/11/20	1.370%	3 month LIBOR(1)	(10,809)	—	(10,809)	Barclays Bank International
500	06/10/20	1.714%	3 month LIBOR(1)	(9,221)	—	(9,221)	Bank of Nova Scotia
1,485	09/10/20	2.620%	3 month LIBOR(2)	(48,599)	—	(48,599)	Barclays Bank International
4,665	10/01/20	2.522%	3 month LIBOR(2)	(167,898)	—	(167,898)	UBS Warburg LLC
300	06/08/21	4.640%	3 month LIBOR(1)	18,479	—	18,479	Morgan Stanley & Co., Inc.
160	08/09/21	2.625%	3 month LIBOR(2)	(3,583)	—	(3,583)	Citigroup Global Markets
530	08/24/21	2.250%	3 month LIBOR(1)	(3,986)	—	(3,986)	Citigroup Global Markets
1,160	08/25/21	2.222%	3 month LIBOR(2)	11,338	—	11,338	Banc of America Securities
390	09/06/21	2.222%	3 month LIBOR(1)	(4,253)	—	(4,253)	UBS Warburg LLC
310	09/13/21	2.171%	3 month LIBOR(2)	4,796	—	4,796	Banc of America Securities
300	09/23/21	2.099%	3 month LIBOR(2)	6,586	—	6,586	Citigroup Global Markets
355	10/03/21	2.160%	3 month LIBOR(1)	(2,941)	—	(2,941)	Morgan Stanley & Co., Inc.
240	10/04/21	2.108%	3 month LIBOR(1)	(3,011)	—	(3,011)	Citigroup Global Markets
620	10/06/21	2.038%	3 month LIBOR(2)	11,406	—	11,406	Citigroup Global Markets
115	10/06/21	2.060%	3 month LIBOR(2)	1,907	—	1,907	UBS Warburg LLC
285	10/07/21	2.135%	3 month LIBOR(1)	(3,033)	—	(3,033)	Citigroup Global Markets

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
600	01/03/22	2.058%	3 month LIBOR(1)	$(15,911)	$—	$(15,911)	Citigroup Global Markets
585	01/13/22	2.050%	3 month LIBOR(2)	16,450	—	16,450	Bank of Nova Scotia
570	01/20/22	1.998%	3 month LIBOR(2)	18,795	—	18,795	Bank of Nova Scotia
425	01/24/22	2.112%	3 month LIBOR(2)	10,308	—	10,308	Bank of Nova Scotia
325	01/24/22	2.118%	3 month LIBOR(2)	7,753	—	7,753	Bank of Nova Scotia
570	01/25/22	2.171%	3 month LIBOR(1)	(11,217)	—	(11,217)	Bank of Nova Scotia
500	02/02/22	1.914%	3 month LIBOR(2)	20,578	—	20,578	Citigroup Global Markets
200	02/13/22	2.120%	3 month LIBOR(1)	(5,165)	—	(5,165)	Bank of Nova Scotia
365	02/17/22	2.018%	3 month LIBOR(2)	12,535	—	12,535	Bank of Nova Scotia
270	02/21/22	2.105%	3 month LIBOR(2)	7,499	—	7,499	JPMorgan Chase Bank
180	02/21/22	2.100%	3 month LIBOR(2)	5,071	—	5,071	JPMorgan Chase Bank
270	02/23/22	2.117%	3 month LIBOR(2)	7,290	—	7,290	JPMorgan Chase Bank
500	06/11/22	1.842%	3 month LIBOR(2)	25,694	—	25,694	Bank of Nova Scotia
320	06/20/22	1.716%	3 month LIBOR(2)	20,093	—	20,093	Bank of Nova Scotia
500	08/10/22	1.758%	3 month LIBOR(2)	32,605	—	32,605	Bank of Nova Scotia
400	09/25/22	1.785%	3 month LIBOR(1)	(27,063)	—	(27,063)	Barclays Bank International
300	10/05/22	1.696%	3 month LIBOR(2)	(20,442)	—	(20,442)	Barclays Bank International
1,300	11/15/22	1.639%	3 month LIBOR(2)	100,489	—	100,489	Barclays Bank International
605	02/14/23	2.069%	3 month LIBOR(1)	(29,819)	—	(29,819)	Bank of Nova Scotia
200	05/01/23	1.840%	3 month LIBOR(1)	(13,725)	—	(13,725)	Barclays Bank International
240	08/24/41	3.065%	3 month LIBOR(2)	25,097	—	25,097	Citigroup Global Markets
110	08/24/41	3.074%	3 month LIBOR(2)	11,321	—	11,321	Citigroup Global Markets
245	09/06/41	3.028%	3 month LIBOR(2)	27,604	—	27,604	UBS Warburg LLC
245	09/06/41	3.110%	3 month LIBOR(2)	23,793	—	23,793	UBS Warburg LLC
230	09/08/41	2.954%	3 month LIBOR(1)	(29,149)	—	(29,149)	Barclays Bank International
290	10/11/41	2.719%	3 month LIBOR(2)	46,611	—	46,611	JPMorgan Chase Bank
260	12/12/41	2.685%	3 month LIBOR(1)	(44,789)	—	(44,789)	Citigroup Global Markets
260	12/20/41	2.614%	3 month LIBOR(2)	48,499	—	48,499	Citigroup Global Markets
155	12/20/41	2.615%	3 month LIBOR(1)	(28,876)	—	(28,876)	Barclays Bank International
160	01/10/42	2.718%	3 month LIBOR(1)	(27,046)	—	(27,046)	Barclays Bank International
170	01/11/42	2.710%	3 month LIBOR(1)	(28,998)	—	(28,998)	Citigroup Global Markets
330	01/12/42	2.772%	3 month LIBOR(2)	52,368	—	52,368	Citigroup Global Markets
210	02/09/42	2.840%	3 month LIBOR(1)	(31,117)	—	(31,117)	Barclays Bank International

				$1,697,591	$—	$1,697,591

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
4,100	06/27/16	0.852%	3 month LIBOR(1)	$—	$29,049	$29,049
795	02/28/18	1.649%	3 month LIBOR(2)	154	(8,530)	(8,684)
1,150	06/25/18	1.502%	3 month LIBOR(1)	—	7,843	7,843
625	07/02/18	1.564%	3 month LIBOR(2)	—	(5,379)	(5,379)
850	09/23/18	1.612%	3 month LIBOR(2)	154	(3,500)	(3,654)
125	08/31/20	2.490%	3 month LIBOR(2)	151	(2,221)	(2,372)
65	01/22/22	2.785%	3 month LIBOR(2)	150	(1,672)	(1,822)
570	08/05/23	4.210%	3 month LIBOR(1)	—	1,353	1,353
230	08/06/23	4.220%	3 month LIBOR(1)	—	641	641
300	08/09/23	4.231%	3 month LIBOR(1)	151	960	809

				$760	$18,544	$17,784

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$2,518,440	$—
Commercial Mortgage-Backed Securities	—	2,991,565	—
Corporate Bonds	—	6,919,996	—
Non-Corporate Foreign Agencies	—	1,341,687	—
Sovereigns	—	860,503	—
U.S. Government Agency Obligations	—	6,767,802	—
U.S. Treasury Obligations	—	4,050,163	—
Affiliated Money Market Mutual Fund	532,816	—	—
Other Financial Instruments*
Futures Contracts	14,311	—	—
Interest Rate Swaps	17,784	1,697,591	—

Total	$564,911	$27,147,747	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 89.3%
ASSET-BACKED SECURITIES — 10.6%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/15/16	1,140	$1,143,398
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/20/14	475	475,397
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.352%(c	)	04/15/17	1,600	1,600,931
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.332%(c	)	03/15/18	1,800	1,797,950
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	90	89,697
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	791	792,718
Bank of America Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.222%(c	)	12/15/16	800	796,461
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.932%(c	)	03/15/16	1,400	1,402,594
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%		06/20/14	92	91,853
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	2,300	2,294,850
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	830	959,271
Citibank Credit Card Issuance Trust, Series A3, Class A3	Aaa	1.110%		07/23/18	1,500	1,505,037
Discover Card Master Trust, Series 2012-A, Class A3	Aaa	0.860%		11/15/17	1,000	1,005,113
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.382%(c	)	01/15/18	1,600	1,600,608
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%		11/15/14	983	983,049
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	600	616,040
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.620%(c	)	10/20/17	1,400	1,401,571
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.580%(c	)	04/20/18	1,400	1,396,605
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	1,065	1,065,248
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	620	620,816
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	2	2,226
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.482%(c	)	02/15/18	1,600	1,597,315
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	180	180,104
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/15/15	836	835,984
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	302	301,893

TOTAL ASSET-BACKED SECURITIES (cost $24,601,578)						24,556,729

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.0%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	1,400	1,475,020

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount
	Ratings†	Rate		Date		(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50		478	$494,784
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47		1,080	1,120,684
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46		1,500	1,494,034
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(c	)	08/10/42		590	610,055
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39		1,377	1,410,963
Commercial Mortgage Trust, Series 2013-CR8, Class A2	Aaa	2.367%		06/10/46		2,700	2,723,212
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c	)	02/15/38		1,991	2,060,793
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%		04/15/37		500	521,642
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49		329	329,219
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%(c	)	04/10/38		1,100	1,191,542
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39		1,140	1,256,449
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	Aaa	2.424%		07/15/45		2,700	2,727,586
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.200%(c	)	12/15/44		1,600	1,714,800
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.798%(c	)	06/15/49		325	332,936
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%		11/15/38		235	246,930
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.280%(c	)	11/12/37		93	98,738
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c	)	08/12/43		1,882	2,065,166
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162%(c	)	10/12/52		750	804,320
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63		2,385	2,406,940
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c	)	06/15/45		2,000	2,205,826
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48		550	605,096

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,929,735)							27,896,735

CORPORATE BONDS — 15.4%
Banking — 6.6%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22		402	369,223
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%		09/01/17	(a)	1,305	1,477,809
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	(a)	350	370,335
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	(a)	325	340,610
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19		450	574,759
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	(a)	1,290	1,261,282
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21		350	377,704
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20		425	468,140
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	(a)	6,400	6,411,251

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest	Maturity		Amount
	Ratings†	Rate	Date		(000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21		350	$362,555
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20		75	79,390
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19		400	468,649
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15		100	107,286
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/26/20		850	940,579
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	(a)	135	152,237
US Bancorp, Sr. Unsec’d. Notes	A1	4.200%	05/15/14		240	245,779
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17		1,175	1,349,908

						15,357,496

Cable — 0.3%
NBCUniversal Media LLC, Gtd. Notes	A3	2.100%	04/01/14		170	171,374
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21		470	505,981

						677,355

Capital Goods — 1.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	A2	1.625%	05/08/17		445	445,546
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21		140	139,632
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21		350	368,033
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%	06/01/17		660	671,529
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16		120	124,010
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16		630	660,304

						2,409,054

Chemicals — 0.2%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	(a)	450	481,040

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21		280	294,865

Energy - Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846%	05/05/17	(a)	770	776,587
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15		195	203,935
PC Financial Partnership (Canada), Gtd. Notes	Baa1	5.000%	11/15/14		100	104,711
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18		200	234,275
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15		175	182,089

						1,501,597

Energy - Other
Weatherford International Ltd., Gtd. Notes	Baa2	9.625%	03/01/19		50	62,950

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	4.125%	01/15/15		425	444,599
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	7.750%	01/15/19		250	314,573
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20		209	237,933
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	02/10/20	(a)	191	215,672
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	02/19/14		75	76,730

						1,289,507

Healthcare & Pharmaceutical — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16		370	381,239

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest	Maturity		Amount
	Ratings†	Rate	Date		(000)#	Value
CORPORATE BONDS (Continued)
Healthcare & Pharmaceutical (cont’d.)
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500%	05/08/17		560	$563,142
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250%	08/15/16		965	982,666

						1,927,047

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21		275	288,012
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21		280	306,067

						594,079

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18		380	432,089
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/15		65	68,521
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	(a)	855	934,845
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19		350	438,364

						1,873,819

Media & Entertainment — 0.4%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21		350	366,471
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	(a)	425	462,380

						828,851

Metals

Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17		25	26,105

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	(a)	80	74,838
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21		75	80,478
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	(a)	30	31,972
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	(a)	150	141,831
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	(a)	175	203,662
General Electric Capital Corp., Sub. Notes(h)	A2	5.300%	02/11/21	(a)	625	679,736

						1,212,517

Pipelines & Other — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.200%	09/01/20	(a)	125	139,099
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22		475	467,023
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20		350	354,249

						960,371

Railroads — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19		350	410,409

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/18/15		200	208,077
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21		425	461,558

						669,635

Technology — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	1.000%	05/03/18	(a)	1,320	1,271,495

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	(a)	570	579,576
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.500%	08/15/15		355	365,659
AT&T, Inc., Sr. Unsec’d. Notes(h)	A3	3.875%	08/15/21		600	607,612

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest	Maturity		Amount
	Ratings†	Rate	Date		(000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A3	8.500%	11/15/18		55	$70,482
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	2.500%	09/15/16	(a)	1,300	1,339,892
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.600%	04/01/21		350	371,931

						3,335,152

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	(a)	405	535,421

TOTAL CORPORATE BONDS (cost $35,300,936)						35,718,765

NON-CORPORATE FOREIGN AGENCIES — 3.5%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	1.750%	09/11/18		1,660	1,674,565
KFW (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	(a)	4,905	4,820,144
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	Aaa	1.125%	05/23/18		674	655,735
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/18		825	826,041

TOTAL NON-CORPORATE FOREIGN AGENCIES
(cost $8,039,647)						7,976,485

SOVEREIGNS — 4.1%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/21/16		900	898,461
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14		580	582,970
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	AA+(d)	2.875%	09/15/14		1,000	1,022,330
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	(a)	1,500	1,499,100
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%	04/25/16		200	198,779
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%	05/22/15	(a)	560	562,211
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16		580	603,249
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15		580	580,239
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%	09/12/15		580	577,448
Province of British Columbia (Canada), Sr. Unsec’d. Notes.	Aaa	2.000%	10/23/22		2,785	2,547,996
Spain Government International Bond (Spain), Notes, MTN, 144A	Baa3	4.000%	03/06/18		500	508,150

TOTAL SOVEREIGNS (cost $9,843,920)						9,580,933

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.3%
Federal Home Loan Banks		1.375%	05/28/14		13,500	13,610,768
Federal Home Loan Mortgage Corp.		0.750%	01/12/18		4,565	4,448,300
Federal Home Loan Mortgage Corp.		1.375%	05/01/20	(a)	1,250	1,189,668
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	(a)	3,755	3,654,726
Federal National Mortgage Assoc		0.875%	05/21/18		380	369,187

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.625%		11/27/18		17,020	$16,948,942
Federal National Mortgage Assoc.	1.875%		09/18/18	(a)	770	778,324
Federal National Mortgage Assoc.	5.375%		06/12/17		1,380	1,592,089
Federal National Mortgage Assoc.	6.670%(s	)	11/15/21		820	643,627
Government National Mortgage Assoc.	4.000%		10/15/41		813	858,823
Israel Government AID Bond, Gov’t. Gtd. Notes	2.427%(s	)	03/15/22		490	381,036
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24		2,260	2,685,438
Residual Funding Corp. Strips Principal	1.631%(s	)	07/15/20		4,155	3,527,716
Residual Funding Corp. Strips Principal	2.540%(s	)	10/15/19		11,750	10,380,514
Tennessee Valley Authority	5.500%		07/18/17	(a)	5,950	6,870,596

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $68,087,186)						67,939,754

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bonds	1.125%		04/30/20		3,785	3,598,116
U.S. Treasury Bonds	2.875%		05/15/43	(a)	2,450	2,079,438
U.S. Treasury Bonds(h)	8.000%		11/15/21		935	1,338,146
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/18		1,915	1,972,682
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/23		1,194	1,188,316
U.S. Treasury Notes	0.250%		07/31/15		645	644,521
U.S. Treasury Notes	0.375%		06/30/15		90	90,151
U.S. Treasury Notes	0.750%		10/31/17		3,620	3,570,225
U.S. Treasury Notes	0.875%		09/15/16	(a)	1,110	1,118,152
U.S. Treasury Notes	1.375%		06/30/18		4,345	4,356,201
U.S. Treasury Notes	1.375%		09/30/18		4,695	4,691,699
U.S. Treasury Notes	2.375%		02/28/15		1,000	1,030,547
U.S. Treasury Notes	3.125%		05/15/21		4,280	4,574,250
U.S. Treasury Notes(k)	4.750%		08/15/17		2,650	3,029,281
U.S. Treasury Strips Principal	7.808%(s	)	02/15/43		520	163,556

TOTAL U.S. TREASURY OBLIGATIONS
(cost $33,646,604)						33,445,281

TOTAL LONG-TERM INVESTMENTS
(cost $207,449,606)						207,114,682

					Shares
SHORT-TERM INVESTMENT — 23.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 23.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $53,196,548; includes $32,317,002 of cash collateral received for securities on loan)(b)(w)					53,196,548	53,196,548

TOTAL INVESTMENTS — 112.3%
(cost $260,646,154)						260,311,230
Liabilities in excess of other assets(x) — (12.3)%.						(28,422,713)

NET ASSETS — 100.0%						$231,888,517

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
LIBOR	London Interbank Offered Rate

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

MTN	Medium Term Note
TIPS	Treasury Inflation Protected Securities
†

The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,713,049; cash collateral of $32,317,002 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2013	(Depreciation)(1)
Long Positions:
170	90 Day Euro Dollar	Dec. 2013	$42,374,967	$ 42,378,875	$3,908
40	2 Year U.S. Treasury Notes	Dec. 2013	8,784,633	8,810,625	25,992

					29,900

Short Positions:
206	5 Year U.S. Treasury Notes	Dec. 2013	24,682,723	24,935,656	(252,933)
43	10 Year U.S. Treasury Notes	Dec. 2013	5,408,503	5,434,797	(26,294)
26	U.S. Long Bond	Dec. 2013	3,420,620	3,467,750	(47,130)
23	U.S. Ultra Bond	Dec. 2013	3,215,539	3,268,156	(52,617)

					(378,974)

					$(349,074)

(1) The amount represents fair value of derivative instruments subject to interest rate risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
19,585	10/30/13	0.563%	3 month LIBOR(1)	$(42,197)	$—	$ (42,197)	Morgan Stanley Capital Services
14,755	05/28/14	0.580%	3 month LIBOR(1)	(53,424)	—	(53,424)	Barclays Bank PLC
7,000	08/22/14	0.582%	3 month LIBOR(1)	(19,262)	—	(19,262)	JPMorgan Chase Bank
10,100	09/01/14	0.659%	3 month LIBOR(1)	(35,300)	—	(35,300)	Citibank N.A.
3,000	09/12/14	0.656%	3 month LIBOR(1)	(10,363)	—	(10,363)	Barclays Bank PLC
3,600	09/19/14	0.669%	3 month LIBOR(1)	(12,881)	—	(12,881)	JPMorgan Chase Bank
5,150	10/18/14	0.880%	3 month LIBOR(1)	(47,905)	—	(47,905)	Barclays Bank PLC
10,110	10/26/14	0.835%	3 month LIBOR(1)	(86,662)	—	(86,662)	Barclays Bank PLC
4,495	10/28/14	0.816%	3 month LIBOR(1)	(37,144)	—	(37,144)	Barclays Bank PLC
3,300	10/28/14	0.809%	3 month LIBOR(1)	(26,921)	—	(26,921)	Barclays Bank PLC
590	12/04/14	0.371%	3 month LIBOR(1)	(831)	—	(831)	Morgan Stanley Capital Services
10,700	03/19/15	0.844%	3 month LIBOR(1)	(76,763)	—	(76,763)	Barclays Bank PLC
7,400	08/08/15	0.528%	3 month LIBOR(1)	(15,568)	—	(15,568)	Credit Suisse International
13,800	09/11/15	0.521%	3 month LIBOR(1)	(21,155)	—	(21,155)	JPMorgan Chase Bank
2,000	09/28/15	0.918%	3 month LIBOR(1)	(18,463)	—	(18,463)	Barclays Bank PLC
11,230	06/07/16	0.654%	3 month LIBOR(2)	22,175	—	22,175	JPMorgan Chase Bank
1,700	07/29/16	1.752%	3 month LIBOR(1)	(54,820)	—	(54,820)	Barclays Bank PLC
23,500	08/10/16	1.438%	3 month LIBOR(2)	524,584	—	524,584	Barclays Bank PLC
2,500	08/22/16	1.168%	3 month LIBOR(1)	(34,393)	—	(34,393)	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
5,540	08/31/16	0.975%	3 month LIBOR(1)	$(42,556)	$ —	$(42,556)	JPMorgan Chase Bank
5,540	08/31/16	0.978%	3 month LIBOR(1)	(43,144)	—	(43,144)	JPMorgan Chase Bank
4,880	08/31/16	0.934%	3 month LIBOR(2)	31,532	—	31,532	Credit Suisse International
5,880	09/15/16	1.174%	3 month LIBOR(2)	76,478	—	76,478	Barclays Bank PLC
13,850	09/27/16	1.111%	3 month LIBOR(2)	147,338	—	147,338	Morgan Stanley Capital Services
4,910	09/28/16	1.238%	3 month LIBOR(1)	(70,762)	—	(70,762)	Barclays Bank PLC
8,925	10/03/16	1.272%	3 month LIBOR(2)	186,203	—	186,203	UBS AG
3,895	10/05/16	1.239%	3 month LIBOR(2)	76,338	—	76,338	Morgan Stanley Capital Services
13,450	10/06/16	1.194%	3 month LIBOR(2)	242,214	—	242,214	JPMorgan Chase Bank
9,260	10/27/16	1.439%	3 month LIBOR(1)	(236,928)	—	(236,928)	Barclays Bank PLC
10,210	11/01/16	1.431%	3 month LIBOR(1)	(255,529)	—	(255,529)	Barclays Bank PLC
12,165	11/02/16	1.336%	3 month LIBOR(1)	(263,651)	—	(263,651)	Barclays Bank PLC
2,440	11/22/16	1.334%	3 month LIBOR(2)	50,358	—	50,358	Morgan Stanley Capital Services
8,165	11/30/16	1.398%	3 month LIBOR(2)	183,682	—	183,682	Barclays Bank PLC
14,140	12/05/16	1.338%	3 month LIBOR(1)	(285,522)	—	(285,522)	Barclays Bank PLC
3,300	12/29/16	1.351%	3 month LIBOR(2)	64,598	—	64,598	Barclays Bank PLC
4,000	01/24/17	1.176%	3 month LIBOR(1)	(45,497)	—	(45,497)	Bank of Nova Scotia
1,475	02/21/17	1.179%	3 month LIBOR(1)	(14,661)	—	(14,661)	JPMorgan Chase Bank
4,180	03/06/17	1.122%	3 month LIBOR(1)	(30,477)	—	(30,477)	Barclays Bank PLC
3,000	03/30/17	1.232%	3 month LIBOR(1)	(29,550)	—	(29,550)	Bank of Nova Scotia
10,500	05/18/17	1.131%	3 month LIBOR(2)	87,836	—	87,836	Morgan Stanley Capital Services
12,000	06/07/17	0.998%	3 month LIBOR(2)	22,578	—	22,578	Barclays Bank PLC
8,420	07/16/17	0.847%	3 month LIBOR(1)	60,841	—	60,841	Bank of Nova Scotia
3,650	08/31/17	0.751%	3 month LIBOR(1)	50,655	—	50,655	Bank of Nova Scotia
8,300	09/10/17	0.845%	3 month LIBOR(1)	90,496	—	90,496	Morgan Stanley Capital Services
9,000	09/18/17	0.840%	3 month LIBOR(1)	103,885	—	103,885	Barclays Bank PLC
2,900	09/25/17	0.820%	3 month LIBOR(1)	37,319	—	37,319	Bank of Nova Scotia
2,350	09/28/17	0.795%	3 month LIBOR(2)	(32,774)	—	(32,774)	Credit Suisse International
3,950	10/04/17	0.772%	3 month LIBOR(1)	47,680	—	47,680	Bank of Nova Scotia
6,600	10/09/17	0.784%	3 month LIBOR(1)	78,601	—	78,601	Morgan Stanley Capital Services
5,700	10/09/17	0.765%	3 month LIBOR(1)	72,645	—	72,645	Bank of Nova Scotia
2,500	10/15/17	0.790%	3 month LIBOR(2)	(30,245)	—	(30,245)	Morgan Stanley Capital Services
5,900	10/22/17	0.882%	3 month LIBOR(1)	49,826	—	49,826	Bank of Nova Scotia
6,000	11/09/17	0.774%	3 month LIBOR(1)	86,935	—	86,935	Bank of Nova Scotia
15,700	11/19/17	0.762%	3 month LIBOR(2)	(247,107)	—	(247,107)	Morgan Stanley Capital Services
2,655	12/05/17	0.758%	3 month LIBOR(2)	(45,134)	—	(45,134)	Morgan Stanley Capital Services
4,900	12/11/17	0.734%	3 month LIBOR(1)	89,623	—	89,623	Barclays Bank PLC
2,800	12/20/17	0.868%	3 month LIBOR(1)	36,707	—	36,707	Morgan Stanley Capital Services
49,600	12/31/17	3.054%	3 month LIBOR(1)	8,196,098	—	8,196,098	JPMorgan Chase Bank
33,200	12/31/17	1.975%	3 month LIBOR(1)	2,252,734	—	2,252,734	Citibank N.A.
22,800	12/31/17	0.000%	3 month LIBOR(1)	(3,750,377)	—	(3,750,377)	JPMorgan Chase Bank
16,000	12/31/17	2.267%	3 month LIBOR(1)	1,735,304	—	1,735,304	Bank of America N.A.
14,700	01/07/18	0.882%	3 month LIBOR(1)	212,902	—	212,902	Morgan Stanley Capital Services
4,700	01/18/18	0.860%	3 month LIBOR(1)	76,319	—	76,319	Bank of Nova Scotia
3,500	02/01/18	1.035%	3 month LIBOR(1)	33,432	—	33,432	Bank of Nova Scotia
4,300	02/15/18	1.047%	3 month LIBOR(1)	43,145	—	43,145	Barclays Bank PLC
2,500	03/06/18	0.903%	3 month LIBOR(1)	44,513	—	44,513	Barclays Bank PLC
4,900	03/08/18	0.959%	3 month LIBOR(1)	75,704	—	75,704	Barclays Bank PLC
2,600	03/13/18	1.044%	3 month LIBOR(1)	31,368	—	31,368	Barclays Bank PLC
2,000	03/18/18	1.052%	3 month LIBOR(1)	24,182	—	24,182	Barclays Bank PLC
2,300	03/20/18	0.965%	3 month LIBOR(1)	36,954	—	36,954	Barclays Bank PLC
2,700	03/27/18	1.002%	3 month LIBOR(1)	40,328	—	40,328	Barclays Bank PLC
9,500	04/15/18	0.902%	3 month LIBOR(1)	162,147	—	162,147	Bank of Nova Scotia
5,700	04/16/18	0.878%	3 month LIBOR(1)	104,282	—	104,282	JPMorgan Chase Bank
1,900	04/18/18	0.876%	3 month LIBOR(1)	35,233	—	35,233	JPMorgan Chase Bank
2,480	05/15/18	2.318%	3 month LIBOR(2)	124,955	—	124,955	JPMorgan Chase Bank
674	05/17/18	0.989%	3 month LIBOR(1)	10,278	—	10,278	Credit Suisse International
5,250	07/27/18	2.464%	3 month LIBOR(1)	(267,645)	—	(267,645)	Bank of America N.A.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
101,000	08/09/18	2.008%	3 month LIBOR(2)	$2,768,060	$—	$ 2,768,060	Barclays Bank PLC
2,390	08/09/18	2.136%	3 month LIBOR(2)	80,613	—	80,613	Bank of America N.A.
18,200	08/10/18	2.059%	3 month LIBOR(2)	543,410	—	543,410	Citibank N.A.
63,740	08/11/18	2.047%	3 month LIBOR(2)	1,855,778	—	1,855,778	Morgan Stanley Capital Services
6,500	08/11/18	2.032%	3 month LIBOR(2)	(184,613)	—	(184,613)	HSBC Bank USA N.A.
5,500	08/12/18	1.764%	3 month LIBOR(2)	83,294	—	83,294	UBS AG
6,600	08/17/18	1.845%	3 month LIBOR(1)	(124,042)	—	(124,042)	Morgan Stanley Capital Services
5,650	08/25/18	1.772%	3 month LIBOR(2)	81,753	—	81,753	Morgan Stanley Capital Services
3,190	08/31/18	1.798%	3 month LIBOR(1)	(49,630)	—	(49,630)	Barclays Bank PLC
5,545	09/02/18	1.825%	3 month LIBOR(1)	(91,114)	—	(91,114)	Barclays Bank PLC
2,480	09/06/18	1.820%	3 month LIBOR(1)	(39,449)	—	(39,449)	Barclays Bank PLC
3,025	09/21/18	1.673%	3 month LIBOR(1)	(22,725)	—	(22,725)	Barclays Bank PLC
40,860	09/27/18	1.525%	3 month LIBOR(2)	(10,460)	—	(10,460)	Morgan Stanley Capital Services
2,910	09/28/18	1.598%	3 month LIBOR(2)	9,453	—	9,453	Barclays Bank PLC
1,455	09/29/18	1.735%	3 month LIBOR(1)	(14,489)	—	(14,489)	Barclays Bank PLC
5,005	10/03/18	1.745%	3 month LIBOR(2)	90,454	—	90,454	UBS AG
10,650	10/05/18	1.665%	3 month LIBOR(2)	144,688	—	144,688	Morgan Stanley Capital Services
11,660	10/06/18	1.599%	3 month LIBOR(2)	114,840	—	114,840	JPMorgan Chase Bank
1,245	10/11/18	1.770%	3 month LIBOR(2)	23,358	—	23,358	JPMorgan Chase Bank
4,115	10/19/18	1.915%	3 month LIBOR(1)	(106,620)	—	(106,620)	Barclays Bank PLC
10,065	10/21/18	1.908%	3 month LIBOR(1)	(254,536)	—	(254,536)	Barclays Bank PLC
11,150	11/01/18	1.984%	3 month LIBOR(1)	(317,090)	—	(317,090)	Barclays Bank PLC
12,755	11/02/18	1.880%	3 month LIBOR(1)	(290,370)	—	(290,370)	Barclays Bank PLC
16,495	11/22/18	1.766%	3 month LIBOR(1)	246,604	—	246,604	Morgan Stanley Capital Services
21,035	11/25/18	1.746%	3 month LIBOR(2)	284,939	—	284,939	Morgan Stanley Capital Services
7,235	11/30/18	1.830%	3 month LIBOR(2)	128,032	—	128,032	Barclays Bank PLC
12,845	12/05/18	1.812%	3 month LIBOR(1)	(209,901)	—	(209,901)	Barclays Bank PLC
7,000	12/08/18	1.802%	3 month LIBOR(1)	(108,427)	—	(108,427)	Barclays Bank PLC
3,700	12/14/18	1.709%	3 month LIBOR(1)	(37,105)	—	(37,105)	Barclays Bank PLC
6,490	01/12/19	1.699%	3 month LIBOR(1)	(40,019)	—	(40,019)	Citibank N.A.
6,220	01/17/19	1.602%	3 month LIBOR(1)	(3,931)	—	(3,931)	Barclays Bank PLC
3,080	01/19/19	1.572%	3 month LIBOR(1)	3,856	—	3,856	Bank of Nova Scotia
10,890	01/31/19	1.555%	3 month LIBOR(1)	34,520	—	34,520	Morgan Stanley Capital Services
5,375	02/03/19	1.448%	3 month LIBOR(1)	49,803	—	49,803	Bank of Nova Scotia
7,285	02/06/19	1.438%	3 month LIBOR(1)	73,313	—	73,313	Bank of Nova Scotia
1,980	02/21/19	1.572%	3 month LIBOR(1)	8,130	—	8,130	Citibank N.A.
3,770	02/23/19	1.632%	3 month LIBOR(1)	4,352	—	4,352	Barclays Bank PLC
4,150	03/02/19	1.542%	3 month LIBOR(1)	27,434	—	27,434	Barclays Bank PLC
1,650	03/05/19	1.642%	3 month LIBOR(1)	2,278	—	2,278	Bank of Nova Scotia
2,780	03/13/19	1.616%	3 month LIBOR(1)	9,696	—	9,696	Barclays Bank PLC
2,500	04/10/19	1.816%	3 month LIBOR(1)	(32,824)	—	(32,824)	Bank of Nova Scotia
5,760	05/22/19	1.455%	3 month LIBOR(2)	(68,367)	—	(68,367)	Morgan Stanley Capital Services
4,370	07/23/19	1.220%	3 month LIBOR(1)	139,290	—	139,290	Bank of Nova Scotia
1,700	07/31/19	1.176%	3 month LIBOR(1)	59,825	—	59,825	Bank of Nova Scotia
5,600	08/01/19	1.229%	3 month LIBOR(1)	180,540	—	180,540	Bank of Nova Scotia
12,465	08/06/19	1.211%	3 month LIBOR(1)	420,699	—	420,699	Bank of Nova Scotia
725	10/02/19	1.291%	3 month LIBOR(2)	(20,608)	—	(20,608)	Barclays Bank PLC
3,700	10/19/19	1.264%	3 month LIBOR(1)	117,842	—	117,842	Barclays Bank PLC
3,700	10/31/19	1.265%	3 month LIBOR(1)	120,988	—	120,988	Citibank N.A.
1,700	11/02/19	1.252%	3 month LIBOR(2)	(57,657)	—	(57,657)	Citibank N.A.
1,400	11/16/19	1.167%	3 month LIBOR(2)	(56,806)	—	(56,806)	Barclays Bank PLC
4,000	12/12/19	1.152%	3 month LIBOR(1)	174,853	—	174,853	Bank of Nova Scotia
4,365	02/15/20	1.355%	3 month LIBOR(2)	(165,578)	—	(165,578)	Morgan Stanley Capital Services
775	09/10/20	2.620%	3 month LIBOR(1)	(25,363)	—	(25,363)	Barclays Bank PLC
11,185	09/17/20	2.708%	3 month LIBOR(1)	(424,603)	—	(424,603)	Morgan Stanley Capital Services
6,810	09/30/20	2.485%	3 month LIBOR(1)	(147,818)	—	(147,818)	Morgan Stanley Capital Services
6,680	10/01/20	2.522%	3 month LIBOR(1)	(240,419)	—	(240,419)	UBS AG
1,600	06/08/21	4.640%	3 month LIBOR(2)	98,553	—	98,553	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,300	08/01/21	3.068%	3 month LIBOR(2)	$73,713	$—	$73,713	Citibank N.A.
1,340	08/04/21	2.802%	3 month LIBOR(2)	48,704	—	48,704	Barclays Bank PLC
2,310	08/15/21	2.380%	3 month LIBOR(1)	(7,353)	—	(7,353)	Barclays Bank PLC
1,340	08/19/21	2.350%	3 month LIBOR(1)	(744)	—	(744)	Barclays Bank PLC
1,100	08/24/21	2.250%	3 month LIBOR(2)	(8,273)	—	(8,273)	Citibank N.A.
4,905	08/25/21	2.222%	3 month LIBOR(1)	47,941	—	47,941	Bank of America N.A.
1,370	09/06/21	2.222%	3 month LIBOR(2)	(14,942)	—	(14,942)	UBS AG
850	09/09/21	2.205%	3 month LIBOR(1)	10,658	—	10,658	Barclays Bank PLC
1,320	09/13/21	2.171%	3 month LIBOR(1)	20,423	—	20,423	Bank of America N.A.
1,385	09/14/21	2.160%	3 month LIBOR(2)	(22,726)	—	(22,726)	Barclays Bank PLC
1,355	09/16/21	2.212%	3 month LIBOR(2)	(17,136)	—	(17,136)	Barclays Bank PLC
890	09/19/21	2.259%	3 month LIBOR(1)	8,446	—	8,446	Barclays Bank PLC
3,110	09/22/21	2.158%	3 month LIBOR(2)	(54,101)	—	(54,101)	Barclays Bank PLC
1,625	10/03/21	2.160%	3 month LIBOR(2)	(13,462)	—	(13,462)	Morgan Stanley Capital Services
1,080	10/04/21	2.108%	3 month LIBOR(2)	(13,548)	—	(13,548)	Citibank N.A.
2,960	10/11/21	2.285%	3 month LIBOR(1)	(3,008)	—	(3,008)	Barclays Bank PLC
3,020	12/06/21	2.238%	3 month LIBOR(1)	25,893	—	25,893	Barclays Bank PLC
1,070	12/19/21	2.052%	3 month LIBOR(2)	(26,471)	—	(26,471)	Barclays Bank PLC
5,260	12/22/21	2.085%	3 month LIBOR(2)	(117,629)	—	(117,629)	Barclays Bank PLC
600	12/23/21	2.090%	3 month LIBOR(1)	13,244	—	13,244	Barclays Bank PLC
2,945	12/28/21	2.118%	3 month LIBOR(1)	59,955	—	59,955	Barclays Bank PLC
2,850	01/13/22	2.050%	3 month LIBOR(1)	80,141	—	80,141	Bank of Nova Scotia
2,850	01/20/22	1.998%	3 month LIBOR(1)	93,977	—	93,977	Bank of Nova Scotia
2,190	01/24/22	2.112%	3 month LIBOR(1)	53,118	—	53,118	Bank of Nova Scotia
1,650	01/24/22	2.118%	3 month LIBOR(1)	39,360	—	39,360	Bank of Nova Scotia
1,900	02/17/22	2.018%	3 month LIBOR(1)	65,249	—	65,249	Bank of Nova Scotia
1,415	02/21/22	2.105%	3 month LIBOR(1)	39,302	—	39,302	JPMorgan Chase Bank
945	02/21/22	2.100%	3 month LIBOR(1)	26,625	—	26,625	JPMorgan Chase Bank
1,430	02/23/22	2.117%	3 month LIBOR(1)	38,611	—	38,611	JPMorgan Chase Bank
1,800	03/28/22	2.350%	3 month LIBOR(2)	(21,158)	—	(21,158)	Barclays Bank PLC
2,100	05/15/22	1.988%	3 month LIBOR(1)	76,470	—	76,470	JPMorgan Chase Bank
2,750	06/11/22	1.842%	3 month LIBOR(1)	141,316	—	141,316	Bank of Nova Scotia
2,200	08/10/22	1.758%	3 month LIBOR(1)	143,462	—	143,462	Bank of Nova Scotia
1,300	10/16/22	1.722%	3 month LIBOR(2)	(87,049)	—	(87,049)	Barclays Bank PLC
1,900	10/25/22	1.801%	3 month LIBOR(2)	(115,568)	—	(115,568)	Credit Suisse International
15,600	11/15/22	1.639%	3 month LIBOR(1)	1,205,872	—	1,205,872	Barclays Bank PLC
7,525	02/14/23	2.069%	3 month LIBOR(2)	(370,886)	—	(370,886)	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 month LIBOR(1)	126,092	—	126,092	Bank of Nova Scotia
700	03/21/23	2.038%	3 month LIBOR(1)	38,890	—	38,890	Barclays Bank PLC
1,650	04/03/23	1.995%	3 month LIBOR(1)	84,726	—	84,726	Barclays Bank PLC
2,480	02/14/27	2.502%	3 month LIBOR(2)	(181,207)	—	(181,207)	Barclays Bank PLC
1,020	09/06/41	3.028%	3 month LIBOR(1)	114,921	—	114,921	UBS AG
1,020	09/06/41	3.110%	3 month LIBOR(1)	99,058	—	99,058	UBS AG
985	09/08/41	2.954%	3 month LIBOR(2)	(124,835)	—	(124,835)	Barclays Bank PLC
605	09/09/41	3.019%	3 month LIBOR(2)	(69,218)	—	(69,218)	Barclays Bank PLC
1,270	10/11/41	2.719%	3 month LIBOR(1)	204,123	—	204,123	JPMorgan Chase Bank
1,310	10/17/41	2.905%	3 month LIBOR(2)	(164,229)	—	(164,229)	Barclays Bank PLC
1,350	12/12/41	2.685%	3 month LIBOR(2)	(232,561)	—	(232,561)	Citibank N.A.
1,235	12/20/41	2.614%	3 month LIBOR(1)	230,371	—	230,371	Citibank N.A.
750	12/20/41	2.615%	3 month LIBOR(2)	(139,722)	—	(139,722)	Barclays Bank PLC
775	01/10/42	2.718%	3 month LIBOR(2)	(131,006)	—	(131,006)	Barclays Bank PLC
820	01/11/42	2.710%	3 month LIBOR(2)	(139,871)	—	(139,871)	Citibank N.A.
1,595	01/12/42	2.772%	3 month LIBOR(1)	253,114	—	253,114	Citibank N.A.
1,070	02/09/42	2.840%	3 month LIBOR(2)	(158,550)	—	(158,550)	Barclays Bank PLC

				$15,540,600	$—	$15,540,600

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional					Value at	Unrealized
Amount#	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)	Date	Rate	Rate	Trade Date	2013	(Depreciation)(3)
Exchange-traded swap agreements:
19,700	06/27/16	0.852%	3 month LIBOR(2)	$—	$ 139,578	$ 139,578
6,585	02/28/18	1.649%	3 month LIBOR(1)	180	(70,658)	(70,838)
22,900	06/25/18	1.502%	3 month LIBOR(2)	—	156,496	156,496
7,400	07/02/18	1.564%	3 month LIBOR(1)	—	(63,685)	(63,685)
367	08/02/18	1.614%	3 month LIBOR(1)	—	(3,105)	(3,105)
2,350	08/21/18	1.781%	3 month LIBOR(2)	161	35,555	35,394
2,950	08/22/18	1.745%	3 month LIBOR(2)	163	39,156	38,993
5,400	09/23/18	1.612%	3 month LIBOR(1)	174	(22,236)	(22,410)
825	09/30/18	1.585%	3 month LIBOR(1)	154	(1,954)	(2,108)
1,050	08/31/20	2.490%	3 month LIBOR(1)	156	(18,657)	(18,813)
520	01/22/22	2.785%	3 month LIBOR(1)	153	(13,374)	(13,527)
4,585	08/05/23	4.210%	3 month LIBOR(2)	—	10,886	10,886
1,835	08/06/23	4.220%	3 month LIBOR(2)	—	5,116	5,116
2,415	08/09/23	4.231%	3 month LIBOR(2)	161	7,730	7,569

				$1,302	$200,848	$ 199,546

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

#    Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$24,556,729	$—
Commercial Mortgage-Backed Securities	—	27,896,735	—
Corporate Bonds	—	35,718,765	—
Non-Corporate Foreign Agencies	—	7,976,485	—
Sovereigns	—	9,580,933	—
U.S. Government Agency Obligations	—	67,939,754	—
U.S. Treasury Obligations	—	33,445,281	—
Affiliated Money Market Mutual Fund	53,196,548	—	—
Other Financial Instruments*
Futures Contracts	(349,074)	—	—
Interest Rate Swaps	199,546	15,540,600	—

Total	$53,047,020	$222,655,282	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.4%
ASSET-BACKED SECURITIES — 11.9%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%	02/15/16	1,578	$1,583,167
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%	12/22/14	713	713,095
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.352%(c)	04/17/17	2,600	2,601,513
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.332%(c)	03/15/18	2,300	2,297,380
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	90	89,697
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%	06/15/16	989	990,897
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.932%(c)	03/15/16	3,400	3,406,300
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%	06/20/14	148	148,378
Chase Issuance Trust, Series 2007-C1, Class C1	Baa2	0.642%(c)	04/15/19	1,700	1,674,780
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%	10/16/17	3,200	3,192,835
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.314%(c)	12/17/18	1,000	991,019
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.382%(c)	01/16/18	2,800	2,801,064
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%	11/15/14	1,825	1,825,663
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%	01/15/17	600	616,040
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.562%(c)	01/15/18	1,600	1,598,670
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.620%(c)	10/20/17	2,100	2,102,356
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.580%(c)	04/20/18	1,900	1,895,392
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%	01/22/15	1,420	1,420,331
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	982	982,958
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	3	2,597
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.482%(c)	02/15/18	2,400	2,395,973
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	198	198,114
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%	11/16/15	2,129	2,127,960

TOTAL ASSET-BACKED SECURITIES
(cost $35,552,195)					35,656,179

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.8%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%	07/10/43	4,050	4,267,023
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%	10/10/45	272	274,693
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	Aaa	4.857%(c)	07/10/43	275	288,344

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	1,410	$1,463,115
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	2,200	2,191,251
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(c	)	08/10/42	600	620,395
Commercial Mortgage Trust, Series 2013-CR8, Class A2	Aaa	2.367%		06/10/46	3,600	3,630,949
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c	)	02/15/38	2,844	2,943,990
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	2,000	1,886,880
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	235	235,157
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aa2	5.224%(c	)	04/10/37	3,500	3,719,632
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	1,856	1,901,732
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%(c	)	04/10/38	1,600	1,733,152
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,560	1,719,351
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(c	)	08/10/45	380	383,739
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	Aaa	2.424%		07/15/45	3,600	3,636,781
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.200%(c	)	12/15/44	2,380	2,550,765
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.798%(c	)	06/15/49	232	237,811
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	91	91,561
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c	)	08/12/43	2,674	2,934,709
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.469%(c	)	02/12/39	300	323,743
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	3,165	3,194,115
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c	)	06/15/45	3,000	3,308,739
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	750	825,130

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,397,649)						44,362,757

CORPORATE BONDS — 17.9%
Banking — 8.8%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	345	316,870
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%		04/01/15	325	341,311
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa2	6.000%		09/01/17	1,750	1,981,737
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%		10/29/15	4,075	4,160,168
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%		05/22/19	255	304,678
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	300	317,430
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	280	293,449
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	825	1,053,725
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	1,910	1,867,480

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	300	$323,746
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	625	688,441
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	8,680	8,695,259
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	300	310,761
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	6.300%	04/23/19	850	995,880
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15	375	402,322
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/26/20	1,175	1,300,213
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23	610	564,713
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%	05/13/14	425	434,335
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	70	78,938
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18	1,750	2,021,534

					26,452,990

Cable — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	480	466,065
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21	360	387,560

					853,625

Capital Goods — 1.1%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	A2	1.625%	05/08/17	635	635,780
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	185	184,514
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	300	315,457
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%	06/01/17	890	905,547
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	170	175,681
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	920	964,253

					3,181,232

Chemicals — 0.2%
E. I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	650	694,835

Electric — 0.2%
Duke Energy Progress, Inc., First Mortgage Bonds	Aa3	5.300%	01/15/19	125	144,092
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	385	405,440

					549,532

Energy - Integrated — 0.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846%	05/05/17	1,345	1,356,506
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	105	109,811
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	50	54,021
Chevron Corp., Sr. Unsec’d. Notes(h)	Aa1	1.718%	06/24/18	1,235	1,230,999

					2,751,337

Energy - Other
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21	65	68,068

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Energy - Other (cont’d.)
Weatherford International Ltd., Gtd. Notes	Baa2	5.125%	09/15/20	30	$31,276

					99,344

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	7.750%	01/15/19	800	1,006,634
Bottling Group LLC, Gtd. Notes	A1	5.125%	01/15/19	125	142,205
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	209	237,933
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	02/10/20	191	215,672
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	02/19/14	275	281,343

					1,883,787

Healthcare & Pharmaceutical — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	655	674,896
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500%	05/08/17	805	809,517
Novartis Securities Investment Ltd. (Switzerland), Gtd. Notes	Aa3	5.125%	02/10/19	250	286,326
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	A1	6.000%	03/01/19	259	307,786
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	355	349,316

					2,427,841

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21	150	157,097
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	09/15/18	290	343,399
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	385	420,843

					921,339

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	550	625,392
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	850	929,378
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	790	989,451

					2,544,221

Media & Entertainment — 0.4%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	300	314,118
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	525	571,176
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	03/01/21	155	161,567

					1,046,861

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	70	65,484
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	125	118,193
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	65	69,748
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	30	31,972
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	550	640,080
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	575	625,357

					1,550,834

Pipelines & Other — 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	170	218,862

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	650	$639,085
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	450	455,463

					1,313,410

Railroads — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	450	527,669

Retailers — 0.3%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	415	456,929
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	400	434,408

					891,337

Technology — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	1.000%	05/03/18	1,910	1,839,815
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	274,268

					2,114,083

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	820	833,775
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	1,070	1,083,575
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	3.650%	09/14/18	960	1,011,545
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.600%	04/01/21	300	318,798

					3,247,693

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	495	654,403

TOTAL CORPORATE BONDS (cost $52,744,041)					53,706,373

MUNICIPAL BOND — 0.1%
State of California, Taxable GO, Ser. Var. Purp. 3
(cost $251,545)	A1	5.450%	04/01/15	250	267,838

NON-CORPORATE FOREIGN AGENCIES — 3.8%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN	Aaa	1.750%	09/11/18	2,000	2,017,548
KFW (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	7,050	6,928,035
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	Aaa	1.125%	05/23/18	1,008	980,683
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/19	1,165	1,166,470
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	160	183,677

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $11,349,707)					11,276,413

SOVEREIGNS — 4.5%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/21/16	1,000	998,289
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	830	834,250
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	AA+(d)	2.875%	09/15/14	1,100	1,124,563
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	2,200	2,198,680
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%	04/25/16	200	198,779
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	830	833,277
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	700	728,059

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
SOVEREIGNS (Continued)
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	840	$840,346
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	840	836,303
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%		10/23/22	4,080	3,732,792
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A	Baa3	4.000%		03/06/18	1,000	1,016,300

TOTAL SOVEREIGNS
(cost $13,711,438)						13,341,638

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.0%
Federal Home Loan Banks		0.375%		08/28/15	4,320	4,319,382
Federal Home Loan Banks		1.375%		05/28/14	15,200	15,324,716
Federal Home Loan Mortgage Corp.		0.625%		12/29/14	5,250	5,276,140
Federal Home Loan Mortgage Corp.		0.750%		01/12/18	235	228,992
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	6,345	6,175,563
Federal National Mortgage Assoc.		0.875%		05/21/18	1,150	1,117,277
Federal National Mortgage Assoc.		1.625%		11/27/18	13,785	13,727,448
Federal National Mortgage Assoc.(h)		1.875%		09/18/18	2,350	2,375,404
Federal National Mortgage Assoc.		5.375%		06/12/17	560	646,065
Government National Mortgage Assoc.		4.000%		02/15/39	32	33,817
Government National Mortgage Assoc.		4.000%		03/20/40	256	271,897
Government National Mortgage Assoc.		4.000%		04/20/40	544	579,827
Government National Mortgage Assoc.		4.000%		07/20/40	572	607,215
Government National Mortgage Assoc.		4.000%		08/15/40	282	299,049
Government National Mortgage Assoc.		4.000%		08/20/40	7,425	7,880,182
Government National Mortgage Assoc.		4.000%		09/20/40	584	620,864
Government National Mortgage Assoc.		4.000%		10/20/40	338	358,435
Government National Mortgage Assoc.		4.000%		12/15/40	206	218,754
Government National Mortgage Assoc.		4.000%		04/20/41	343	364,500
Israel Government AID Bond, Gov’t. Gtd. Notes		2.427%(s	)	03/15/22	1,740	1,353,066
Israel Government AID Bond, Gov’t. Gtd. Notes		5.500%		04/26/24	3,350	3,980,627
Residual Funding Corp. Strips Principal, Bonds		1.614%(s	)	10/15/19	10,960	9,682,590
Residual Funding Corp. Strips Principal, Bonds		1.631%(s	)	07/15/20	9,595	8,146,433
Tennessee Valley Authority, Sr. Unsec’d. Notes		4.500%		04/01/18	8,000	9,013,488

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $93,682,247)						92,601,731

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds		2.875%		05/15/43	2,945	2,499,569
U.S. Treasury Bonds(k)		8.000%		11/15/21	1,390	1,989,329
U.S. Treasury Inflation Indexed Bonds, TIPS		0.125%		04/15/18	2,466	2,540,024
U.S. Treasury Inflation Indexed Bonds, TIPS		0.375%		07/15/23	1,521	1,512,856
U.S. Treasury Notes(k)		0.250%		03/31/15	340	340,159
U.S. Treasury Notes		0.250%		07/31/15	485	484,640
U.S. Treasury Notes		0.375%		06/30/15	745	746,252
U.S. Treasury Notes		0.750%		10/31/17	4,670	4,605,788
U.S. Treasury Notes		0.875%		09/15/16	1,985	1,999,578
U.S. Treasury Notes		1.375%		09/30/18	5,150	5,146,380
U.S. Treasury Strips Coupon		1.254%(s	)	05/15/15	6,120	6,093,121
U.S. Treasury Strips Principal		7.808%(s	)	02/15/43	680	213,881

TOTAL U.S. TREASURY OBLIGATIONS
(cost $27,769,710)						28,171,577

TOTAL LONG-TERM INVESTMENTS
(cost $279,458,532)						279,384,506

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 5.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,254,042)(w)	15,254,042	$15,254,042

TOTAL INVESTMENTS — 98.5%
(cost $294,712,574)		294,638,548
Other assets in excess of liabilities(x) — 1.5%		4,400,423

NET ASSETS — 100.0%		$299,038,971

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

AID	Agency for International Development

FHLMC	Federal Home Loan Mortgage Corp.

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

TIPS	Treasury Inflation Protected Securities

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.

(d)	Standard & Poor’s Rating.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Futures contracts open at September 30, 2013:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2013	(Depreciation)(1)
Long Positions:
120	90 Day Euro Dollar	Dec. 2013	$29,911,741	$29,914,500	$2,759

Short Positions:
62	2 Year U.S. Treasury Notes	Dec. 2013	13,641,586	13,656,469	(14,883)
389	5 Year U.S. Treasury Notes	Dec. 2013	46,521,112	47,087,234	(566,122)
121	10 Year U.S. Treasury Notes	Dec. 2013	15,126,981	15,293,266	(166,285)
20	U.S. Long Bond	Dec. 2013	2,641,722	2,667,500	(25,778)
36	U.S. Ultra Bond	Dec. 2013	5,028,028	5,115,375	(87,347)

					(860,415)

					$(857,656)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
20,000	10/30/13	0.563%	3 month LIBOR(2)	$(43,091)	$—	$(43,091)	Morgan Stanley Capital Services
46,350	04/12/14	0.596%	3 month LIBOR(1)	180,499	—	180,499	Citibank N.A.
20,990	05/28/14	0.580%	3 month LIBOR(2)	(75,999)	—	(75,999)	Barclays Bank PLC
23,940	07/03/14	0.552%	3 month LIBOR(1)	63,149	—	63,149	Bank of Nova Scotia
26,200	08/17/14	0.605%	3 month LIBOR(2)	(58,633)	—	(58,633)	Barclays Bank PLC
20,855	08/27/14	0.630%	3 month LIBOR(2)	(67,137)	—	(67,137)	Barclays Bank PLC
20,855	08/28/14	0.630%	3 month LIBOR(2)	(66,937)	—	(66,937)	Barclays Bank PLC
4,200	09/12/14	0.656%	3 month LIBOR(2)	(14,508)	—	(14,508)	Barclays Bank PLC
4,950	09/27/14	0.650%	3 month LIBOR(2)	(16,787)	—	(16,787)	Citibank N.A.
2,300	09/27/14	0.401%	3 month LIBOR(1)	2,037	—	2,037	Barclays Bank PLC
2,285	10/26/14	0.835%	3 month LIBOR(2)	(19,587)	—	(19,587)	Barclays Bank PLC
6,235	10/28/14	0.816%	3 month LIBOR(2)	(51,523)	—	(51,523)	Barclays Bank PLC
2,265	10/28/14	0.809%	3 month LIBOR(2)	(18,477)	—	(18,477)	Barclays Bank PLC
590	12/04/14	0.371%	3 month LIBOR(2)	(831)	—	(831)	Morgan Stanley Capital Services
7,500	07/09/15	0.592%	3 month LIBOR(2)	(28,865)	—	(28,865)	Bank of Nova Scotia
11,000	08/20/15	0.615%	3 month LIBOR(2)	(40,825)	—	(40,825)	Bank of Nova Scotia
6,660	09/28/15	0.491%	3 month LIBOR(1)	4,758	—	4,758	Credit Suisse International
2,640	09/28/15	0.918%	3 month LIBOR(2)	(24,371)	—	(24,371)	Barclays Bank PLC
4,100	12/21/15	0.494%	3 month LIBOR(2)	(3,786)	—	(3,786)	Citibank N.A.
62,400	05/09/16	0.483%	3 month LIBOR(1)	(139,117)	—	(139,117)	Bank of Nova Scotia
16,115	06/07/16	0.654%	3 month LIBOR(1)	31,821	—	31,821	JPMorgan Chase Bank
3,520	08/22/16	1.168%	3 month LIBOR(2)	(48,426)	—	(48,426)	Morgan Stanley Capital Services
3,060	08/26/16	1.299%	3 month LIBOR(1)	53,673	—	53,673	Morgan Stanley Capital Services
9,530	08/31/16	0.934%	3 month LIBOR(1)	61,577	—	61,577	Credit Suisse International
7,950	08/31/16	0.975%	3 month LIBOR(2)	(61,068)	—	(61,068)	JPMorgan Chase Bank
7,950	08/31/16	0.978%	3 month LIBOR(2)	(61,912)	—	(61,912)	JPMorgan Chase Bank
9,150	09/06/16	1.170%	3 month LIBOR(1)	114,341	—	114,341	UBS AG
10,820	12/08/16	1.345%	3 month LIBOR(2)	(212,273)	—	(212,273)	Barclays Bank PLC
4,400	12/29/16	1.351%	3 month LIBOR(1)	86,131	—	86,131	Barclays Bank PLC
11,600	01/17/17	1.149%	3 month LIBOR(2)	(115,470)	—	(115,470)	Barclays Bank PLC
7,800	01/20/17	1.120%	3 month LIBOR(2)	(75,213)	—	(75,213)	Bank of Nova Scotia
5,300	01/24/17	1.176%	3 month LIBOR(2)	(60,284)	—	(60,284)	Bank of Nova Scotia
18,470	01/27/17	1.138%	3 month LIBOR(2)	(182,564)	—	(182,564)	Bank of Nova Scotia
4,700	02/02/17	1.020%	3 month LIBOR(1)	25,391	—	25,391	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 month LIBOR(2)	(37,331)	—	(37,331)	Bank of Nova Scotia
2,500	02/08/17	1.037%	3 month LIBOR(2)	(14,227)	—	(14,227)	Bank of Nova Scotia
6,330	02/13/17	1.128%	3 month LIBOR(2)	(54,390)	—	(54,390)	Bank of Nova Scotia
3,380	03/06/17	1.122%	3 month LIBOR(2)	(24,644)	—	(24,644)	Barclays Bank PLC
6,150	03/30/17	1.232%	3 month LIBOR(2)	(60,577)	—	(60,577)	Bank of Nova Scotia

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
8,100	05/17/17	1.100%	3 month LIBOR(1)	$58,217	$—	$58,217	Bank of Nova Scotia
10,100	07/05/17	0.938%	3 month LIBOR(2)	29,236	—	29,236	Bank of Nova Scotia
11,960	07/16/17	0.847%	3 month LIBOR(2)	86,420	—	86,420	Bank of Nova Scotia
12,100	08/01/17	0.844%	3 month LIBOR(2)	101,376	—	101,376	Bank of Nova Scotia
5,350	08/31/17	0.751%	3 month LIBOR(2)	74,247	—	74,247	Bank of Nova Scotia
40,200	09/10/17	0.845%	3 month LIBOR(2)	438,305	—	438,305	Morgan Stanley Capital Services
7,300	09/25/17	0.820%	3 month LIBOR(2)	93,941	—	93,941	Bank of Nova Scotia
4,550	10/04/17	0.772%	3 month LIBOR(2)	54,922	—	54,922	Bank of Nova Scotia
11,000	10/09/17	0.765%	3 month LIBOR(2)	140,191	—	140,191	Bank of Nova Scotia
5,975	10/15/17	0.790%	3 month LIBOR(1)	(72,286)	—	(72,286)	Morgan Stanley Capital Services
4,100	10/22/17	0.882%	3 month LIBOR(2)	34,632	—	34,632	Bank of Nova Scotia
8,000	11/09/17	0.774%	3 month LIBOR(2)	115,913	—	115,913	Bank of Nova Scotia
3,530	11/13/17	0.775%	3 month LIBOR(1)	(52,042)	—	(52,042)	Bank of Nova Scotia
2,110	12/05/17	0.758%	3 month LIBOR(1)	(35,869)	—	(35,869)	Morgan Stanley Capital Services
6,200	12/11/17	0.734%	3 month LIBOR(2)	113,400	—	113,400	Barclays Bank PLC
5,700	12/12/17	0.736%	3 month LIBOR(2)	104,971	—	104,971	Bank of Nova Scotia
3,820	12/13/17	0.755%	3 month LIBOR(1)	(67,369)	—	(67,369)	Morgan Stanley Capital Services
4,200	12/20/17	0.868%	3 month LIBOR(2)	55,060	—	55,060	Morgan Stanley Capital Services
11,300	01/07/18	0.882%	3 month LIBOR(2)	163,659	—	163,659	Morgan Stanley Capital Services
7,800	01/18/18	0.860%	3 month LIBOR(2)	126,658	—	126,658	Bank of Nova Scotia
6,900	02/01/18	1.035%	3 month LIBOR(2)	65,910	—	65,910	Bank of Nova Scotia
5,500	03/06/18	0.903%	3 month LIBOR(2)	97,928	—	97,928	Barclays Bank PLC
5,000	03/08/18	0.959%	3 month LIBOR(2)	77,249	—	77,249	Barclays Bank PLC
2,800	03/13/18	1.044%	3 month LIBOR(2)	33,781	—	33,781	Barclays Bank PLC
7,700	03/20/18	0.965%	3 month LIBOR(2)	123,715	—	123,715	Barclays Bank PLC
7,500	03/27/18	1.002%	3 month LIBOR(2)	112,023	—	112,023	Barclays Bank PLC
9,400	04/15/18	0.902%	3 month LIBOR(2)	160,440	—	160,440	Bank of Nova Scotia
5,290	05/15/18	2.318%	3 month LIBOR(1)	266,538	—	266,538	JPMorgan Chase Bank
1,008	05/17/18	0.989%	3 month LIBOR(2)	15,372	—	15,372	Credit Suisse International
2,990	07/28/18	2.455%	3 month LIBOR(1)	150,636	—	150,636	Bank of America N.A.
1,960	08/02/18	2.400%	3 month LIBOR(1)	90,998	—	90,998	Barclays Bank PLC
5,640	08/04/18	2.179%	3 month LIBOR(1)	199,392	—	199,392	Barclays Bank PLC
108,200	08/09/18	2.008%	3 month LIBOR(1)	2,965,387	—	2,965,387	Barclays Bank PLC
4,950	08/09/18	2.058%	3 month LIBOR(2)	(143,937)	—	(143,937)	Barclays Bank PLC
36,260	08/11/18	2.047%	3 month LIBOR(1)	1,055,703	—	1,055,703	Morgan Stanley Capital Services
3,500	08/12/18	1.764%	3 month LIBOR(1)	53,005	—	53,005	UBS AG
49,750	08/17/18	1.838%	3 month LIBOR(1)	916,693	—	916,693	Barclays Bank PLC
5,900	08/17/18	1.845%	3 month LIBOR(2)	(110,886)	—	(110,886)	Morgan Stanley Capital Services
3,350	08/18/18	1.818%	3 month LIBOR(2)	(57,798)	—	(57,798)	Citibank N.A.
5,600	08/24/18	1.742%	3 month LIBOR(1)	69,521	—	69,521	Bank of America N.A.
6,250	08/25/18	1.772%	3 month LIBOR(1)	90,435	—	90,435	Morgan Stanley Capital Services
2,760	08/31/18	1.798%	3 month LIBOR(2)	(42,940)	—	(42,940)	Barclays Bank PLC
7,855	09/02/18	1.825%	3 month LIBOR(2)	(129,071)	—	(129,071)	Barclays Bank PLC
3,530	09/06/18	1.820%	3 month LIBOR(2)	(56,152)	—	(56,152)	Barclays Bank PLC
1,760	09/08/18	1.688%	3 month LIBOR(2)	(14,899)	—	(14,899)	Barclays Bank PLC
5,250	09/13/18	1.695%	3 month LIBOR(2)	(44,627)	—	(44,627)	Barclays Bank PLC
33,580	09/27/18	1.525%	3 month LIBOR(1)	(8,596)	—	(8,596)	Morgan Stanley Capital Services
11,590	09/28/18	1.598%	3 month LIBOR(1)	37,649	—	37,649	Barclays Bank PLC
1,950	09/29/18	1.710%	3 month LIBOR(1)	13,911	—	13,911	Barclays Bank PLC
31,800	10/03/18	1.745%	3 month LIBOR(1)	574,715	—	574,715	UBS AG
15,225	10/05/18	1.665%	3 month LIBOR(1)	206,842	—	206,842	Morgan Stanley Capital Services
9,260	10/27/18	1.960%	3 month LIBOR(2)	(255,229)	—	(255,229)	Barclays Bank PLC
10,275	11/01/18	1.984%	3 month LIBOR(2)	(292,207)	—	(292,207)	Barclays Bank PLC
30,925	11/02/18	1.880%	3 month LIBOR(2)	(704,014)	—	(704,014)	Barclays Bank PLC
19,335	11/22/18	1.766%	3 month LIBOR(1)	289,062	—	289,062	Morgan Stanley Capital Services
41,000	11/23/18	1.760%	3 month LIBOR(1)	595,273	—	595,273	Barclays Bank PLC
13,200	11/23/18	1.741%	3 month LIBOR(1)	168,207	—	168,207	Deutsche Bank AG
37,730	11/25/18	1.746%	3 month LIBOR(1)	511,089	—	511,089	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
19,265	11/29/18	1.758%	3 month LIBOR(1)	$267,298	$—	$267,298	Citibank N.A.
25,755	12/05/18	1.812%	3 month LIBOR(2)	(420,864)	—	(420,864)	Barclays Bank PLC
2,270	12/19/18	1.668%	3 month LIBOR(1)	13,118	—	13,118	Barclays Bank PLC
8,710	12/22/18	1.692%	3 month LIBOR(1)	66,793	—	66,793	Barclays Bank PLC
44,500	12/31/18	2.808%	3 month LIBOR(1)	5,585,087	—	5,585,087	JPMorgan Chase Bank
31,200	12/31/18	2.259%	3 month LIBOR(1)	2,381,721	—	2,381,721	Citibank N.A.
6,800	12/31/18	3.376%	3 month LIBOR(1)	1,257,528	—	1,257,528	Citibank N.A.
3,300	12/31/18	1.797%	3 month LIBOR(2)	(117,877)	—	(117,877)	Morgan Stanley Capital Services
16,455	01/31/19	1.555%	3 month LIBOR(2)	52,161	—	52,161	Morgan Stanley Capital Services
10,360	02/03/19	1.448%	3 month LIBOR(2)	95,992	—	95,992	Bank of Nova Scotia
8,225	02/06/19	1.438%	3 month LIBOR(2)	82,773	—	82,773	Bank of Nova Scotia
1,800	03/05/19	1.642%	3 month LIBOR(2)	2,485	—	2,485	Bank of Nova Scotia
2,350	03/09/19	1.570%	3 month LIBOR(2)	15,174	—	15,174	Bank of Nova Scotia
2,950	03/22/19	1.980%	3 month LIBOR(1)	42,904	—	42,904	Bank of Nova Scotia
3,000	04/10/19	1.816%	3 month LIBOR(2)	(39,389)	—	(39,389)	Bank of Nova Scotia
2,900	04/13/19	1.638%	3 month LIBOR(1)	6,602	—	6,602	Bank of Nova Scotia
3,210	05/22/19	1.455%	3 month LIBOR(1)	(38,100)	—	(38,100)	Morgan Stanley Capital Services
9,150	05/23/19	1.450%	3 month LIBOR(1)	(112,264)	—	(112,264)	Bank of Nova Scotia
10,750	06/07/19	1.392%	3 month LIBOR(1)	(182,217)	—	(182,217)	Bank of Nova Scotia
7,750	06/07/19	1.330%	3 month LIBOR(1)	(159,692)	—	(159,692)	Barclays Bank PLC
1,850	06/07/19	1.338%	3 month LIBOR(1)	(37,289)	—	(37,289)	Bank of Nova Scotia
13,910	07/23/19	1.220%	3 month LIBOR(2)	443,370	—	443,370	Bank of Nova Scotia
20,225	08/06/19	1.211%	3 month LIBOR(2)	682,602	—	682,602	Bank of Nova Scotia
5,000	08/08/19	1.271%	3 month LIBOR(2)	151,994	—	151,994	Credit Suisse International
2,710	10/02/19	1.188%	3 month LIBOR(2)	94,753	—	94,753	Bank of Nova Scotia
1,145	10/02/19	1.291%	3 month LIBOR(1)	(32,547)	—	(32,547)	Barclays Bank PLC
5,500	10/09/19	1.221%	3 month LIBOR(2)	184,054	—	184,054	Morgan Stanley Capital Services
6,200	10/11/19	1.220%	3 month LIBOR(2)	209,184	—	209,184	Bank of Nova Scotia
1,660	11/15/19	4.546%	3 month LIBOR(2)	(729,153)	—	(729,153)	Deutsche Bank AG
1,900	11/16/19	1.167%	3 month LIBOR(1)	(77,093)	—	(77,093)	Barclays Bank PLC
12,500	11/19/19	1.158%	3 month LIBOR(1)	(516,529)	—	(516,529)	Morgan Stanley Capital Services
3,300	11/28/19	1.208%	3 month LIBOR(2)	128,746	—	128,746	Barclays Bank PLC
3,300	11/29/19	1.200%	3 month LIBOR(1)	(130,578)	—	(130,578)	Morgan Stanley Capital Services
2,000	12/03/19	1.179%	3 month LIBOR(2)	82,473	—	82,473	Bank of Nova Scotia
6,305	02/15/20	1.355%	3 month LIBOR(1)	(239,169)	—	(239,169)	Morgan Stanley Capital Services
3,300	02/26/20	1.487%	3 month LIBOR(2)	103,325	—	103,325	Barclays Bank PLC
2,800	04/04/20	1.455%	3 month LIBOR(2)	82,963	—	82,963	Barclays Bank PLC
6,960	04/17/20	1.330%	3 month LIBOR(1)	(272,780)	—	(272,780)	Bank of Nova Scotia
4,000	06/10/20	1.714%	3 month LIBOR(1)	(73,765)	—	(73,765)	Bank of Nova Scotia
1,548	05/15/21	4.419%	3 month LIBOR(2)	(661,504)	—	(661,504)	Deutsche Bank AG
1,543	05/15/21	4.446%	3 month LIBOR(2)	(666,836)	—	(666,836)	Deutsche Bank AG
2,700	06/08/21	4.640%	3 month LIBOR(1)	166,309	—	166,309	Morgan Stanley Capital Services
7,050	08/25/21	2.222%	3 month LIBOR(2)	68,906	—	68,906	Bank of America N.A.
8,400	09/06/21	2.226%	3 month LIBOR(1)	(95,449)	—	(95,449)	UBS AG
1,940	09/13/21	2.171%	3 month LIBOR(2)	30,015	—	30,015	Bank of America N.A.
8,030	09/14/21	2.160%	3 month LIBOR(1)	(131,764)	—	(131,764)	Barclays Bank PLC
1,310	09/16/21	2.212%	3 month LIBOR(1)	(16,567)	—	(16,567)	Barclays Bank PLC
2,580	09/22/21	2.158%	3 month LIBOR(1)	(44,881)	—	(44,881)	Barclays Bank PLC
1,250	10/03/21	2.188%	3 month LIBOR(1)	(7,617)	—	(7,617)	Barclays Bank PLC
1,575	10/06/21	2.060%	3 month LIBOR(2)	26,121	—	26,121	UBS AG
6,395	10/14/21	2.405%	3 month LIBOR(1)	66,200	—	66,200	UBS AG
3,850	01/13/22	2.050%	3 month LIBOR(2)	108,260	—	108,260	Bank of Nova Scotia
5,300	01/19/22	2.015%	3 month LIBOR(2)	167,371	—	167,371	Bank of Nova Scotia
3,830	01/20/22	1.998%	3 month LIBOR(2)	126,292	—	126,292	Bank of Nova Scotia
2,950	01/24/22	2.112%	3 month LIBOR(2)	71,551	—	71,551	Bank of Nova Scotia
2,250	01/24/22	2.118%	3 month LIBOR(2)	53,673	—	53,673	Bank of Nova Scotia
2,230	01/25/22	2.171%	3 month LIBOR(1)	(43,886)	—	(43,886)	Bank of Nova Scotia
2,370	02/13/22	2.120%	3 month LIBOR(1)	(61,207)	—	(61,207)	Bank of Nova Scotia

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
2,625	02/17/22	2.018%	3 month LIBOR(2)	$90,146	$—	$ 90,146	Bank of Nova Scotia
3,140	06/11/22	1.842%	3 month LIBOR(2)	161,357	—	161,357	Bank of Nova Scotia
2,000	06/20/22	1.716%	3 month LIBOR(2)	125,579	—	125,579	Bank of Nova Scotia
5,000	08/06/22	1.635%	3 month LIBOR(2)	384,509	—	384,509	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 month LIBOR(2)	241,276	—	241,276	Bank of Nova Scotia
6,300	09/11/22	1.833%	3 month LIBOR(2)	391,349	—	391,349	Bank of Nova Scotia
2,700	10/16/22	1.722%	3 month LIBOR(1)	(180,794)	—	(180,794)	Barclays Bank PLC
3,300	10/25/22	1.801%	3 month LIBOR(1)	(200,724)	—	(200,724)	Credit Suisse International
24,600	11/15/22	1.639%	3 month LIBOR(2)	1,901,567	—	1,901,567	Barclays Bank PLC
7,005	02/14/23	2.069%	3 month LIBOR(1)	(345,257)	—	(345,257)	Bank of Nova Scotia
2,500	02/19/23	2.105%	3 month LIBOR(2)	116,752	—	116,752	Bank of Nova Scotia
1,300	03/21/23	2.038%	3 month LIBOR(2)	72,224	—	72,224	Barclays Bank PLC
725	02/14/27	2.502%	3 month LIBOR(1)	(52,974)	—	(52,974)	Barclays Bank PLC
1,600	12/28/27	2.352%	3 month LIBOR(1)	(159,874)	—	(159,874)	Barclays Bank PLC
1,450	09/06/41	3.028%	3 month LIBOR(2)	163,368	—	163,368	UBS AG
1,450	09/06/41	3.110%	3 month LIBOR(2)	140,818	—	140,818	UBS AG
1,425	09/08/41	2.954%	3 month LIBOR(1)	(180,598)	—	(180,598)	Barclays Bank PLC
915	09/09/41	3.019%	3 month LIBOR(1)	(104,684)	—	(104,684)	Barclays Bank PLC
1,670	10/11/41	2.719%	3 month LIBOR(2)	268,414	—	268,414	JPMorgan Chase Bank
1,700	10/17/41	2.905%	3 month LIBOR(1)	(213,122)	—	(213,122)	Barclays Bank PLC
1,350	12/20/41	2.615%	3 month LIBOR(1)	(251,499)	—	(251,499)	Barclays Bank PLC
1,050	01/10/42	2.718%	3 month LIBOR(1)	(177,492)	—	(177,492)	Barclays Bank PLC
1,470	02/09/42	2.840%	3 month LIBOR(1)	(217,821)	—	(217,821)	Barclays Bank PLC

				$17,570,525	$—	$17,570,525

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2013	(Depreciation)(3)
Exchange-traded swap agreements:
17,200	06/27/16	0.852%	3 month LIBOR(1)	$ 193	$ 121,865	$ 121,672
8,425	02/28/18	1.649%	3 month LIBOR(2)	188	(90,402)	(90,590)
6,923	08/02/18	1.614%	3 month LIBOR(2)	—	(58,568)	(58,568)
5,750	08/21/18	1.781%	3 month LIBOR(1)	176	86,997	86,821
6,050	08/22/18	1.745%	3 month LIBOR(1)	177	80,303	80,126
1,165	09/30/18	1.585%	3 month LIBOR(2)	155	(2,760)	(2,915)
4,900	06/17/20	1.836%	3 month LIBOR(1)	179	(54,493)	(54,672)
4,050	06/25/20	2.065%	3 month LIBOR(1)	44	14,233	14,189
8,900	07/02/20	2.142%	3 month LIBOR(2)	203	(65,483)	(65,686)
1,345	08/31/20	2.490%	3 month LIBOR(2)	158	(23,899)	(24,057)
670	01/22/22	2.785%	3 month LIBOR(2)	154	(17,232)	(17,386)
6,025	08/05/23	4.210%	3 month LIBOR(1)	—	14,305	14,305
2,410	08/06/23	4.220%	3 month LIBOR(1)	—	6,719	6,719
3,165	08/09/23	4.231%	3 month LIBOR(1)	164	10,131	9,967
4,150	09/23/23	2.855%	3 month LIBOR(2)	183	(36,534)	(36,717)

				$1,974	$ (14,818)	$ (16,792)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

#     Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$35,656,179	$ —
Commercial Mortgage-Backed Securities	—	44,362,757	—
Corporate Bonds	—	53,706,373	—
Municipal Bond	—	267,838	—
Non-Corporate Foreign Agencies	—	11,276,413	—
Sovereigns	—	13,341,638	—
U.S. Government Agency Obligations	—	92,601,731	—
U.S. Treasury Obligations	—	28,171,577	—
Affiliated Money Market Mutual Fund	15,254,042	—	—
Other Financial Instruments*
Futures Contracts	(857,656)	—	—
Interest Rate Swaps	(16,792)	17,570,525	—

Total	$14,379,594	$296,955,031	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.5%
ASSET-BACKED SECURITIES — 10.6%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%	04/15/16	214	$213,790
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%	12/22/14	297	297,123
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.382%(c)	02/15/18	600	610,844
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.332%(c)	03/15/18	600	599,317
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%	06/15/16	297	297,269
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.932%(c)	03/15/16	800	801,482
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%	09/15/16	300	301,006
Chase Issuance Trust, Series 2007-C1, Class C1	Baa2	0.642%(c)	04/15/19	800	788,132
Chase Issuance Trust, Series 2012-A9, Class A9	AAA(d)	0.332%(c)	10/16/17	1,700	1,698,193
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.314%(c)	12/17/18	1,000	991,020
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	Aaa	1.110%	07/23/18	500	501,679
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.382%(c)	01/16/18	800	800,304
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%	01/15/17	300	308,020
Ford Credit Auto Owner Trust, Series 2012-C, Class A2	Aaa	0.470%	04/15/15	323	323,166
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	Aaa	0.510%	04/15/17	400	399,567
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.562%(c)	01/15/18	700	699,418
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.620%(c)	10/20/17	600	600,673
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.580%(c)	04/20/18	800	798,060
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%	01/22/15	473	473,444
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	103	103,469
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	1	742
Honda Auto Receivables 2013-3 Owner Trust, Series 2013-3, Class A3	Aaa	0.770%	05/15/17	800	801,463
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.482%(c)	02/15/18	950	948,406
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	36	36,021
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	Aaa	0.630%	12/21/15	800	800,342
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%	11/16/15	836	835,984
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%	01/15/15	134	134,175

TOTAL ASSET-BACKED SECURITIES (cost $14,927,876)					15,163,109

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.5%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%	07/10/43	1,400	1,475,020

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%	10/10/45	182	$183,128
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	239	247,393
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	80	83,014
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%	04/10/46	1,500	1,494,034
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%	03/10/46	900	902,686
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(c)	08/10/42	600	620,395
Commercial Mortgage Trust, Series 2013-CR8, Class A2	Aaa	2.367%	06/10/46	1,600	1,613,755
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c)	02/15/38	1,043	1,079,463
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	AAA(d)	5.100%(c)	08/15/38	500	528,914
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2	AA+(d)	3.531%	06/25/20	145	151,827
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2	AA+(d)	3.974%(c)	01/25/21	1,500	1,603,412
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%	01/25/23	900	849,096
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	212	211,641
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aa2	5.224%(c)	04/10/37	1,600	1,700,403
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	299	306,731
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%(c)	04/10/38	200	216,644
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	1,000	1,102,148
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(c)	08/10/45	169	170,551
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.200%(c)	12/15/44	3,200	3,429,600
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.798%(c)	06/15/49	209	214,030
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%	02/15/51	59	59,072
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%	12/15/47	900	877,124
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047%(c)	07/12/38	500	531,182
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c)	08/12/43	297	326,079
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.469%(c)	02/12/39	150	161,871
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%(c)	12/12/49	1,000	1,091,552
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	620	625,703
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%	01/10/45	1,000	1,040,623

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	130	$143,023
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	5.924%(c	)	02/15/51	380	419,934

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,838,835)						23,460,048

CORPORATE BONDS — 12.9%
Aerospace & Defense — 0.1%
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%		01/15/23	100	92,150

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18	240	238,111

Banking — 6.6%
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%		04/01/15	205	215,289
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa2	5.700%		01/24/22	325	363,045
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%		10/29/15	1,985	2,026,486
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes.	A2	6.750%		05/22/19	165	197,145
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	300	314,410
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	150	191,586
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	740	723,526
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	A3	5.750%		01/24/22	300	332,593
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	35	38,553
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%		03/30/22	200	203,502
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	1,540	1,542,707
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	275	259,433
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	6.300%		04/23/19	175	205,034
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%		04/28/15	245	262,850
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		07/28/21	375	410,131
PNC Bank NA, Sub. Notes	A3	2.950%		01/30/23	250	231,440
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%		05/13/14	275	281,040
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%		10/01/19	695	695,877
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%		01/11/21	60	67,661
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%		02/01/18	675	779,734

						9,342,042

Cable — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%		04/15/19	130	126,227
NBCUniversal Media LLC, Gtd. Notes	A3	2.875%		01/15/23	175	166,426
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%		04/01/21	55	59,211

						351,864

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%		06/01/22	215	211,503
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%		10/01/21	60	63,070

						274,573

Chemicals — 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%		10/01/22	45	41,756
CF Industries, Inc., Gtd. Notes	Baa2	7.125%		05/01/20	225	263,783
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%		11/15/22	200	184,159

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa1	5.000%	04/15/19	350	$385,261

					874,959

Electric — 0.1%
Duke Energy Progress, Inc., First Mortgage	Aa3	5.300%	01/15/19	100	115,273

Energy - Integrated — 0.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	250	242,519
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	60	57,931
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	45	48,620
Chevron Corp., Sr. Unsec’d. Notes(h)	Aa1	1.718%	06/24/18	510	508,348
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	350	409,982

					1,267,400

Energy - Other — 0.3%
National Oilwell Varco, Inc., Sr. Unsec’d. Notes(h)	A2	2.600%	12/01/22	380	352,895
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes.	A1	4.100%	02/01/21	60	62,832
Weatherford International Ltd., Gtd. Notes	Baa2	5.125%	09/15/20	30	31,276

					447,003

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	A3	7.750%	01/15/19	175	220,201
Bottling Group LLC, Gtd. Notes	A1	5.125%	01/15/19	90	102,387
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	02/19/14	200	204,613

					527,201

Healthcare & Pharmaceutical — 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	11/06/18	405	397,665
Novartis Securities Investment Ltd. (Switzerland), Gtd. Notes	Aa3	5.125%	02/10/19	165	188,975
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	A1	6.000%	03/01/19	162	192,515
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	A3	2.950%	12/18/22	200	185,306
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	65	60,938

					1,025,399

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	09/15/18	190	224,985

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	60	68,225
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	237,969
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	200	189,713

					495,907

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	03/01/21	95	99,025

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	70	65,484

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Non-Captive Finance (cont’d.)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	130	$122,920
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	150	174,567

					362,971

Pipelines & Other — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	125	160,928
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	250	263,054

					423,982

Retailers — 0.2%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	4.125%	02/01/19	305	335,815

Technology — 0.7%
Apple, Inc., Sr. Unsec’d. Notes(h)	Aa1	1.000%	05/03/18	760	732,073
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	180	205,701

					937,774

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes(h)	A3	3.875%	08/15/21	110	111,396
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	3.650%	09/14/18	480	505,773

					617,169

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	200	264,405

TOTAL CORPORATE BONDS (cost $18,175,348)					18,318,008

MUNICIPAL BOND — 0.1%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $125,772)	A1	5.450%	04/01/15	125	133,919

NON-CORPORATE FOREIGN AGENCIES — 4.1%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.000%	05/27/14	500	508,620
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	1.750%	09/11/18	1,060	1,069,300
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes, RegS	Aaa	1.500%	03/28/14	200	201,146
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	AAA(d)	5.000%	05/19/14	100	102,957
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.500%	05/15/14	100	100,826
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.000%	04/08/14	130	131,885
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	4.625%	05/15/14	100	102,715
Export Development Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.500%	10/03/18	1,140	1,139,065
Inter-American Development Bank (Supranational Bank), Notes, MTN	Aaa	0.500%	05/29/14	150	150,000
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	Aaa	3.000%	04/22/14	100	101,542
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes.	Aaa	1.500%	11/13/13	100	100,005

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.500%	10/08/13	200	$200,097
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	5.500%	11/25/13	100	100,760
International Finance Corp. (Supranational Bank), Unsec’d. Notes	Aaa	2.250%	10/15/13	100	100,058
KFW (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	805	791,074
KFW (Germany), Gov’t. Gtd. Notes	Aaa	4.000%	10/15/13	150	150,187
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	402	391,106
OeBB Infrastruktur AG (Austria), Gov’t. Gtd. Notes	AA+(d)	4.625%	11/21/13	100	100,563
Societe de Financement de l’Economie Francaise (France), Gov’t. Liquid Gtd. Notes, 144A	Aa1	3.375%	05/05/14	100	101,810
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%	01/17/23	170	155,344
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	114,798

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $5,922,490)					5,913,858

SOVEREIGNS — 3.8%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/21/16	300	299,487
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	300	301,536
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	AA+(d)	2.875%	09/15/14	500	511,165
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	800	799,520
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	2.375%	09/10/14	400	408,148
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	300	301,184
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%	04/25/16	200	198,780
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	300	312,025
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	300	300,124
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%	09/12/15	300	298,680
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%	10/23/22	1,180	1,079,582
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.000%	03/06/18	500	508,150
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	Aaa	1.000%	06/03/14	100	100,510

TOTAL SOVEREIGNS (cost $5,530,514)					5,418,891

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.4%
Federal Home Loan Banks		0.375%	08/28/15	880	879,874
Federal Home Loan Banks		1.000%	06/21/17	1,960	1,960,584
Federal Home Loan Mortgage Corp.		1.375%	05/01/20	730	694,766
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	2,210	2,150,984
Federal National Mortgage Assoc.		0.500%	07/02/15	3,245	3,253,749

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	0.875%		05/21/18	155	$150,589
Federal National Mortgage Assoc.	1.625%		11/27/18	4,270	4,252,173
Federal National Mortgage Assoc.	1.875%		09/18/18	320	323,459
Financing Corp. FICO Strips Principal, Series D-P	3.542%(s	)	09/26/19	2,900	2,543,494
Government National Mortgage Assoc.	3.500%		09/20/42	1,808	1,867,851
Israel Government AID Bond, Gov’t. Gtd. Notes	1.820%(s	)	09/15/20	8,785	7,404,007
Israel Government AID Bond, Gov’t. Gtd. Notes	2.427%(s	)	03/15/22	95	73,874
Israel Government AID Bond, Gov’t. Gtd. Notes	5.391%(s	)	03/15/20	1,000	862,615
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	450	534,711
Residual Funding Corp. Strips Principal	1.614%(s	)	10/15/19	2,135	1,886,161
Residual Funding Corp. Strips Principal	1.631%(s	)	07/15/20	1,865	1,583,439

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $30,605,722)					30,422,330

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bonds(h)	1.125%		04/30/20	1,025	974,391
U.S. Treasury Bonds	2.875%		05/15/43	4,630	3,929,712
U.S. Treasury Bonds	8.000%		11/15/21	1,625	2,325,654
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/18	1,218	1,254,397
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/23	758	753,931
U.S. Treasury Notes(h)	0.250%		12/15/14	9,115	9,124,972
U.S. Treasury Notes	0.250%		07/31/15	390	389,711
U.S. Treasury Notes	0.250%		09/30/15	1,020	1,018,486
U.S. Treasury Notes	0.375%		06/30/15	1,680	1,682,822
U.S. Treasury Notes	0.625%		04/30/18	235	228,427
U.S. Treasury Notes(h)	0.750%		10/31/17	1,210	1,193,362
U.S. Treasury Notes	0.875%		09/15/16	1,425	1,435,465
U.S. Treasury Notes	1.375%		06/30/18	30	30,077
U.S. Treasury Notes	1.375%		09/30/18	1,760	1,758,763
U.S. Treasury Notes	2.375%		02/28/15	1,350	1,391,238
U.S. Treasury Notes	2.500%		08/15/23	340	336,548
U.S. Treasury Notes(h)(k)	3.125%		01/31/17	1,520	1,636,731
U.S. Treasury Notes(h)	4.000%		02/15/14	7,390	7,498,544
U.S. Treasury Strips Coupon	2.749%(s	)	02/15/25	150	105,655
U.S. Treasury Strips Principal	7.808%(s	)	02/15/43	335	105,368

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,290,172)					37,174,254

TOTAL LONG-TERM INVESTMENTS (cost $136,416,729)					136,004,417

				Shares
SHORT-TERM INVESTMENT — 6.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $ 8,599,954)(w)				8,599,954	8,599,954

TOTAL INVESTMENTS — 101.5% (cost $145,016,683)					144,604,371
Liabilities in excess of other assets(x) — (1.5)%					(2,133,907)

NET ASSETS — 100.0%					$142,470,464

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

AID	Agency for International Development

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

FHLMC	Federal Home Loan Mortgage Corp.

FICO	Financing Corp.

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

TIPS	Treasury Inflation Protected Securities

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.

(d)	Standard & Poor’s Rating.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2013	(Depreciation)(1)

Short Positions:
56	2 Year U.S. Treasury Notes	Dec. 2013	$12,298,157	$ 12,334,875	$ (36,718)
92	5 Year U.S. Treasury Notes	Dec. 2013	11,023,287	11,136,312	(113,025)
83	10 Year U.S. Treasury Notes	Dec. 2013	10,378,635	10,490,421	(111,786)
7	U.S. Long Bond	Dec. 2013	926,740	933,625	(6,885)
39	U.S. Ultra Bond	Dec. 2013	5,437,485	5,541,656	(104,171)

					$(372,585)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
400	09/12/14	0.656%	3 month LIBOR(2)	$ (1,382)	$ —	$ (1,382)	Barclays Bank PLC
600	09/19/14	0.669%	3 month LIBOR(2)	(2,147)	—	(2,147)	JPMorgan Chase Bank
500	10/28/14	0.816%	3 month LIBOR(2)	(4,132)	—	(4,132)	Barclays Bank PLC
390	12/04/14	0.371%	3 month LIBOR(2)	(549)	—	(549)	Morgan Stanley Capital Services
2,000	08/08/15	0.528%	3 month LIBOR(2)	(4,208)	—	(4,208)	Credit Suisse International
1,550	08/20/15	0.615%	3 month LIBOR(2)	(5,753)	—	(5,753)	Bank of Nova Scotia
3,955	12/04/15	0.444%	3 month LIBOR(2)	16	—	16	Morgan Stanley Capital Services
465	03/22/16	0.535%	3 month LIBOR(2)	506	—	506	Citibank N.A.
2,370	06/07/16	0.654%	3 month LIBOR(1)	4,680	—	4,680	JPMorgan Chase Bank
460	08/04/16	1.528%	3 month LIBOR(2)	(11,606)	—	(11,606)	Citibank N.A.
400	08/22/16	1.168%	3 month LIBOR(2)	(5,503)	—	(5,503)	Morgan Stanley Capital Services
3,765	08/31/16	0.934%	3 month LIBOR(1)	24,327	—	24,327	Credit Suisse International
1,170	08/31/16	0.975%	3 month LIBOR(2)	(8,987)	—	(8,987)	JPMorgan Chase Bank
1,170	08/31/16	0.978%	3 month LIBOR(2)	(9,112)	—	(9,112)	JPMorgan Chase Bank
2,500	09/12/16	1.168%	3 month LIBOR(2)	(32,307)	—	(32,307)	Morgan Stanley Capital Services
250	12/30/16	1.328%	3 month LIBOR(1)	4,673	—	4,673	Citibank N.A.
2,750	01/03/17	1.272%	3 month LIBOR(1)	43,524	—	43,524	Citibank N.A.
390	01/03/17	1.311%	3 month LIBOR(2)	(6,698)	—	(6,698)	Citibank N.A.
1,300	01/27/17	1.138%	3 month LIBOR(2)	(12,850)	—	(12,850)	Bank of Nova Scotia
625	02/13/17	1.128%	3 month LIBOR(2)	(5,370)	—	(5,370)	Bank of Nova Scotia
850	03/30/17	1.232%	3 month LIBOR(2)	(8,372)	—	(8,372)	Bank of Nova Scotia
2,500	06/29/17	0.980%	3 month LIBOR(2)	238	—	238	Bank of Nova Scotia
1,195	07/16/17	0.847%	3 month LIBOR(2)	8,635	—	8,635	Bank of Nova Scotia
1,300	08/01/17	0.844%	3 month LIBOR(2)	10,892	—	10,892	Bank of Nova Scotia
2,115	08/31/17	0.751%	3 month LIBOR(2)	29,352	—	29,352	Bank of Nova Scotia

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
3,200	09/10/17	0.845%	3 month LIBOR(2)	$ 34,890	$ —	$ 34,890	Morgan Stanley Capital Services
4,675	09/25/17	0.820%	3 month LIBOR(2)	60,161	—	60,161	Bank of Nova Scotia
1,980	09/28/17	0.795%	3 month LIBOR(1)	(27,614)	—	(27,614)	Credit Suisse International
1,900	10/09/17	0.765%	3 month LIBOR(2)	24,215	—	24,215	Bank of Nova Scotia
1,900	10/09/17	0.784%	3 month LIBOR(2)	22,627	—	22,627	Morgan Stanley Capital Services
1,950	10/15/17	0.790%	3 month LIBOR(1)	(23,591)	—	(23,591)	Morgan Stanley Capital Services
3,800	10/22/17	0.882%	3 month LIBOR(2)	32,091	—	32,091	Bank of Nova Scotia
1,700	11/09/17	0.774%	3 month LIBOR(2)	24,631	—	24,631	Bank of Nova Scotia
2,400	11/15/17	0.762%	3 month LIBOR(2)	37,063	—	37,063	Morgan Stanley Capital Services
2,100	12/11/17	0.734%	3 month LIBOR(2)	38,410	—	38,410	Barclays Bank PLC
1,500	12/12/17	0.736%	3 month LIBOR(2)	27,624	—	27,624	Bank of Nova Scotia
3,500	01/15/18	0.915%	3 month LIBOR(2)	47,527	—	47,527	Barclays Bank PLC
1,600	01/22/18	0.908%	3 month LIBOR(2)	23,072	—	23,072	Morgan Stanley Capital Services
2,100	02/01/18	1.035%	3 month LIBOR(2)	20,059	—	20,059	Bank of Nova Scotia
2,000	03/06/18	0.903%	3 month LIBOR(2)	35,610	—	35,610	Barclays Bank PLC
700	03/13/18	1.044%	3 month LIBOR(2)	8,445	—	8,445	Barclays Bank PLC
1,500	03/18/18	1.052%	3 month LIBOR(2)	18,137	—	18,137	Barclays Bank PLC
2,200	03/27/18	1.002%	3 month LIBOR(2)	32,860	—	32,860	Barclays Bank PLC
1,120	05/15/18	2.318%	3 month LIBOR(1)	56,431	—	56,431	JPMorgan Chase Bank
402	05/17/18	0.989%	3 month LIBOR(2)	6,130	—	6,130	Credit Suisse International
580	07/27/18	2.472%	3 month LIBOR(2)	(29,809)	—	(29,809)	Bank of America N.A.
1,500	08/22/18	1.665%	3 month LIBOR(2)	(14,278)	—	(14,278)	JPMorgan Chase Bank
600	09/01/18	1.820%	3 month LIBOR(2)	(9,753)	—	(9,753)	Citibank N.A.
190	09/27/18	1.525%	3 month LIBOR(1)	(49)	—	(49)	Morgan Stanley Capital Services
845	10/03/18	1.745%	3 month LIBOR(1)	15,272	—	15,272	UBS AG
460	11/08/18	1.738%	3 month LIBOR(2)	(6,705)	—	(6,705)	Citibank N.A.
190	11/22/18	1.766%	3 month LIBOR(1)	2,841	—	2,841	Morgan Stanley Capital Services
735	11/25/18	1.746%	3 month LIBOR(1)	9,956	—	9,956	Morgan Stanley Capital Services
1,070	01/12/19	1.699%	3 month LIBOR(2)	(6,598)	—	(6,598)	Citibank N.A.
355	01/31/19	1.555%	3 month LIBOR(2)	1,125	—	1,125	Morgan Stanley Capital Services
400	03/05/19	1.642%	3 month LIBOR(2)	552	—	552	Bank of Nova Scotia
2,700	03/19/19	1.880%	3 month LIBOR(1)	27,401	—	27,401	Bank of Nova Scotia
450	04/13/19	1.638%	3 month LIBOR(1)	1,024	—	1,024	Bank of Nova Scotia
2,310	05/14/19	1.538%	3 month LIBOR(1)	(14,616)	—	(14,616)	Bank of Nova Scotia
12,000	05/17/19	1.505%	3 month LIBOR(1)	(101,778)	—	(101,778)	Bank of Nova Scotia
380	05/22/19	1.455%	3 month LIBOR(1)	(4,510)	—	(4,510)	Morgan Stanley Capital Services
1,350	05/23/19	1.450%	3 month LIBOR(1)	(16,564)	—	(16,564)	Bank of Nova Scotia
9,400	06/07/19	1.330%	3 month LIBOR(1)	(193,692)	—	(193,692)	Barclays Bank PLC
1,500	06/07/19	1.393%	3 month LIBOR(1)	(25,426)	—	(25,426)	Bank of Nova Scotia
3,075	07/23/19	1.220%	3 month LIBOR(2)	98,013	—	98,013	Bank of Nova Scotia
600	07/31/19	1.176%	3 month LIBOR(2)	21,115	—	21,115	Bank of Nova Scotia
3,525	09/27/19	1.220%	3 month LIBOR(1)	(133,529)	—	(133,529)	Bank of Nova Scotia
590	10/02/19	1.188%	3 month LIBOR(2)	20,629	—	20,629	Bank of Nova Scotia
395	10/02/19	1.291%	3 month LIBOR(1)	(11,228)	—	(11,228)	Barclays Bank PLC
2,250	10/03/19	1.199%	3 month LIBOR(1)	(77,299)	—	(77,299)	Citibank N.A.
1,700	10/04/19	1.200%	3 month LIBOR(1)	(58,408)	—	(58,408)	Bank of Nova Scotia
2,700	10/16/19	1.210%	3 month LIBOR(1)	(94,081)	—	(94,081)	Barclays Bank PLC
3,400	10/25/19	1.299%	3 month LIBOR(1)	(102,236)	—	(102,236)	Credit Suisse International
1,000	11/02/19	1.252%	3 month LIBOR(1)	(33,916)	—	(33,916)	Citibank N.A.
957	11/15/19	4.546%	3 month LIBOR(2)	(420,190)	—	(420,190)	Deutsche Bank AG
2,400	11/16/19	1.167%	3 month LIBOR(1)	(97,381)	—	(97,381)	Barclays Bank PLC
10,900	11/19/19	1.158%	3 month LIBOR(1)	(450,414)	—	(450,414)	Morgan Stanley Capital Services
2,500	11/20/19	1.149%	3 month LIBOR(1)	(104,878)	—	(104,878)	Barclays Bank PLC
3,710	11/29/19	1.200%	3 month LIBOR(1)	(146,801)	—	(146,801)	Morgan Stanley Capital Services
79,000	12/31/19	1.891%	3 month LIBOR(1)	1,938,636	—	1,938,636	Bank of America N.A.
13,905	12/31/19	3.018%	3 month LIBOR(2)	(1,899,141)	—	(1,899,141)	UBS AG
10,965	12/31/19	3.538%	3 month LIBOR(1)	2,268,088	—	2,268,088	JPMorgan Chase Bank
10,600	12/31/19	4.137%	3 month LIBOR(1)	3,959,559	—	3,959,559	JPMorgan Chase Bank

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
3,200	12/31/19	3.193%	3 month LIBOR(2)	$ (725,303)	$ —	$ (725,303)	Morgan Stanley Capital Services
1,500	12/31/19	3.102%	3 month LIBOR(2)	(321,987)	—	(321,987)	Morgan Stanley Capital Services
1,000	12/31/19	3.496%	3 month LIBOR(2)	(266,395)	—	(266,395)	Morgan Stanley Capital Services
670	12/31/19	2.005%	3 month LIBOR(2)	(21,876)	—	(21,876)	Bank of America N.A.
2,545	02/15/20	1.355%	3 month LIBOR(1)	(96,540)	—	(96,540)	Morgan Stanley Capital Services
1,700	02/22/20	1.550%	3 month LIBOR(2)	44,747	—	44,747	Citibank N.A.
1,900	04/16/20	1.359%	3 month LIBOR(2)	70,587	—	70,587	JPMorgan Chase Bank
1,620	04/17/20	1.330%	3 month LIBOR(1)	(63,492)	—	(63,492)	Bank of Nova Scotia
900	04/18/20	1.346%	3 month LIBOR(2)	34,497	—	34,497	JPMorgan Chase Bank
957	05/15/20	4.246%	3 month LIBOR(2)	(377,509)	—	(377,509)	Deutsche Bank AG
3,600	06/10/20	1.714%	3 month LIBOR(1)	(66,389)	—	(66,389)	Bank of Nova Scotia
7,865	09/15/20	1.582%	3 month LIBOR(2)	293,220	—	293,220	UBS AG
1,145	09/17/20	2.708%	3 month LIBOR(2)	(43,466)	—	(43,466)	Morgan Stanley Capital Services
460	10/01/20	2.522%	3 month LIBOR(2)	(16,556)	—	(16,556)	UBS AG
892	05/15/21	4.419%	3 month LIBOR(2)	(381,205)	—	(381,205)	Deutsche Bank AG
889	05/15/21	4.446%	3 month LIBOR(2)	(384,278)	—	(384,278)	Deutsche Bank AG
540	06/08/21	4.640%	3 month LIBOR(1)	33,262	—	33,262	Morgan Stanley Capital Services
450	08/11/21	2.570%	3 month LIBOR(1)	8,109	—	8,109	HSBC Bank USA N.A.
2,800	08/12/21	2.378%	3 month LIBOR(2)	(9,363)	—	(9,363)	Morgan Stanley Capital Services
7,375	08/15/21	2.395%	3 month LIBOR(1)	31,856	—	31,856	JPMorgan Chase Bank
850	08/24/21	2.252%	3 month LIBOR(1)	(6,232)	—	(6,232)	Bank of America N.A.
360	08/24/21	2.255%	3 month LIBOR(1)	(2,575)	—	(2,575)	Citibank N.A.
805	08/25/21	2.222%	3 month LIBOR(2)	7,868	—	7,868	Bank of America N.A.
310	09/09/21	2.205%	3 month LIBOR(2)	3,887	—	3,887	Barclays Bank PLC
210	09/13/21	2.171%	3 month LIBOR(2)	3,249	—	3,249	Bank of America N.A.
280	09/21/21	2.170%	3 month LIBOR(2)	4,575	—	4,575	Barclays Bank PLC
105	09/27/21	1.933%	3 month LIBOR(1)	(3,667)	—	(3,667)	Citibank N.A.
140	10/04/21	2.108%	3 month LIBOR(1)	(1,756)	—	(1,756)	Citibank N.A.
360	10/06/21	2.038%	3 month LIBOR(2)	6,623	—	6,623	Citibank N.A.
830	10/19/21	2.358%	3 month LIBOR(2)	(4,988)	—	(4,988)	Barclays Bank PLC
290	11/01/21	2.482%	3 month LIBOR(2)	(4,246)	—	(4,246)	Barclays Bank PLC
150	11/30/21	2.229%	3 month LIBOR(1)	(1,297)	—	(1,297)	JPMorgan Chase Bank
915	12/05/21	2.271%	3 month LIBOR(2)	5,340	—	5,340	Barclays Bank PLC
330	12/06/21	2.238%	3 month LIBOR(2)	2,829	—	2,829	Barclays Bank PLC
270	12/23/21	2.090%	3 month LIBOR(2)	5,960	—	5,960	Barclays Bank PLC
470	12/28/21	2.118%	3 month LIBOR(2)	9,568	—	9,568	Barclays Bank PLC
13,500	01/13/22	1.690%	3 month LIBOR(2)	768,877	—	768,877	Bank of Nova Scotia
6,200	01/13/22	1.605%	3 month LIBOR(1)	(395,756)	—	(395,756)	Bank of Nova Scotia
325	01/13/22	2.050%	3 month LIBOR(2)	9,139	—	9,139	Bank of Nova Scotia
330	01/20/22	1.998%	3 month LIBOR(2)	10,882	—	10,882	Bank of Nova Scotia
250	01/24/22	2.112%	3 month LIBOR(2)	6,064	—	6,064	Bank of Nova Scotia
190	01/24/22	2.118%	3 month LIBOR(2)	4,532	—	4,532	Bank of Nova Scotia
325	02/02/22	1.914%	3 month LIBOR(2)	13,376	—	13,376	Citibank N.A.
270	02/17/22	2.018%	3 month LIBOR(2)	9,272	—	9,272	Bank of Nova Scotia
200	02/21/22	2.105%	3 month LIBOR(2)	5,555	—	5,555	JPMorgan Chase Bank
135	02/21/22	2.100%	3 month LIBOR(2)	3,804	—	3,804	JPMorgan Chase Bank
205	02/23/22	2.117%	3 month LIBOR(2)	5,535	—	5,535	JPMorgan Chase Bank
1,050	03/09/22	2.045%	3 month LIBOR(1)	(35,879)	—	(35,879)	Bank of Nova Scotia
800	03/28/22	2.350%	3 month LIBOR(1)	(9,404)	—	(9,404)	Barclays Bank PLC
300	06/11/22	1.842%	3 month LIBOR(2)	15,416	—	15,416	Bank of Nova Scotia
1,100	06/20/22	1.716%	3 month LIBOR(2)	69,068	—	69,068	Bank of Nova Scotia
750	08/29/22	1.777%	3 month LIBOR(2)	49,013	—	49,013	Citibank N.A.
1,850	09/11/22	1.833%	3 month LIBOR(2)	114,920	—	114,920	Bank of Nova Scotia
2,600	09/12/22	1.790%	3 month LIBOR(1)	(171,012)	—	(171,012)	Bank of Nova Scotia
750	09/25/22	1.785%	3 month LIBOR(1)	(50,744)	—	(50,744)	Barclays Bank PLC
700	10/12/22	1.741%	3 month LIBOR(1)	(45,396)	—	(45,396)	Barclays Bank PLC
776	12/04/22	1.664%	3 month LIBOR(2)	59,818	—	59,818	Morgan Stanley Capital Services
500	02/19/23	2.105%	3 month LIBOR(2)	23,350	—	23,350	Bank of Nova Scotia

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,100	03/21/23	2.038%	3 month LIBOR(2)	$ 61,112	$ —	$ 61,112	Barclays Bank PLC
700	04/10/23	1.905%	3 month LIBOR(2)	42,278	—	42,278	Bank of Nova Scotia
1,400	04/15/23	1.948%	3 month LIBOR(2)	79,925	—	79,925	Bank of Nova Scotia
1,200	05/08/23	1.815%	3 month LIBOR(2)	85,942	—	85,942	Barclays Bank PLC
1,500	09/12/26	2.662%	3 month LIBOR(2)	75,802	—	75,802	Morgan Stanley Capital Services
1,135	09/30/26	2.628%	3 month LIBOR(1)	(63,803)	—	(63,803)	Citibank N.A.
700	12/28/27	2.353%	3 month LIBOR(1)	(69,945)	—	(69,945)	Barclays Bank PLC
160	08/24/41	3.065%	3 month LIBOR(2)	16,731	—	16,731	Citibank N.A.
160	08/24/41	3.074%	3 month LIBOR(2)	16,467	—	16,467	Citibank N.A.
160	09/06/41	3.028%	3 month LIBOR(2)	18,027	—	18,027	UBS AG
160	09/06/41	3.110%	3 month LIBOR(2)	15,539	—	15,539	UBS AG
160	09/08/41	2.954%	3 month LIBOR(1)	(20,278)	—	(20,278)	Barclays Bank PLC
130	09/09/41	3.019%	3 month LIBOR(1)	(14,873)	—	(14,873)	Barclays Bank PLC
150	10/11/41	2.719%	3 month LIBOR(2)	24,109	—	24,109	JPMorgan Chase Bank
160	10/17/41	2.905%	3 month LIBOR(1)	(20,058)	—	(20,058)	Barclays Bank PLC
140	12/12/41	2.685%	3 month LIBOR(1)	(24,117)	—	(24,117)	Citibank N.A.
140	12/20/41	2.614%	3 month LIBOR(2)	26,115	—	26,115	Citibank N.A.
85	12/20/41	2.615%	3 month LIBOR(1)	(15,835)	—	(15,835)	Barclays Bank PLC
85	01/10/42	2.718%	3 month LIBOR(1)	(14,368)	—	(14,368)	Barclays Bank PLC
95	01/11/42	2.710%	3 month LIBOR(1)	(16,205)	—	(16,205)	Citibank N.A.
180	01/12/42	2.772%	3 month LIBOR(2)	28,565	—	28,565	Citibank N.A.
145	02/09/42	2.840%	3 month LIBOR(1)	(21,486)	—	(21,486)	Barclays Bank PLC

				$3,254,707	$ —	$ 3,254,707

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
4,180	02/28/18	1.649%	3 month LIBOR(2)	$ 169	$ (44,852)	$ (45,021)
2,490	08/02/18	1.614%	3 month LIBOR(2)	—	(21,065)	(21,065)
2,600	08/06/18	1.692%	3 month LIBOR(1)	—	31,164	31,164
1,950	09/18/18	1.724%	3 month LIBOR(2)	159	(19,552)	(19,711)
1,835	09/30/18	1.585%	3 month LIBOR(2)	158	(4,347)	(4,505)
2,500	06/13/20	1.923%	3 month LIBOR(1)	—	(12,561)	(12,561)
3,300	06/17/20	1.836%	3 month LIBOR(1)	—	(36,699)	(36,699)
8,950	06/25/20	2.065%	3 month LIBOR(1)	—	31,306	31,306
11,800	06/27/20	2.200%	3 month LIBOR(1)	—	145,647	145,647
7,700	07/02/20	2.142%	3 month LIBOR(2)	—	(56,654)	(56,654)
3,200	07/10/20	2.401%	3 month LIBOR(1)	—	76,625	76,625
2,350	08/20/20	2.368%	3 month LIBOR(1)	164	41,371	41,207
2,500	08/21/20	2.440%	3 month LIBOR(1)	129	55,881	55,752
5,450	08/22/20	2.410%	3 month LIBOR(1)	(183)	109,779	109,962
670	08/31/20	2.490%	3 month LIBOR(2)	154	(11,905)	(12,059)
330	01/22/22	2.785%	3 month LIBOR(2)	152	(8,487)	(8,639)
2,760	08/05/23	4.210%	3 month LIBOR(1)	—	6,553	6,553
1,105	08/06/23	4.220%	3 month LIBOR(1)	—	3,081	3,081
1,470	08/09/23	4.231%	3 month LIBOR(1)	157	4,705	4,548
8,250	09/23/23	2.855%	3 month LIBOR(2)	216	(72,629)	(72,845)

				$ 1,275	$ 217,361	$ 216,086

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

#    Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$15,163,109	$—
Commercial Mortgage-Backed Securities	—	23,460,048	—
Corporate Bonds	—	18,318,008	—
Municipal Bond	—	133,919	—
Non-Corporate Foreign Agencies	—	5,913,858	—
Sovereigns	—	5,418,891	—
U.S. Government Agency Obligations	—	30,422,330	—
U.S. Treasury Obligations	—	37,174,254	—
Affiliated Money Market Mutual Fund	8,599,954	—	—
Other Financial Instruments*
Futures Contracts	(372,585)	—	—
Interest Rate Swaps	216,086	3,254,707	—

Total	$8,443,455	$139,259,124	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 92.9%
ASSET-BACKED SECURITIES — 9.5%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-4, Class A2	Aaa	0.480%		05/15/15	50	$ 50,376
Ally Auto Receivables Trust, Series 2013-1, Class A2	Aaa	0.460%		10/15/15	1,000	999,469
American Express Credit Account Master Trust, Series 2013-1, Class A	Aaa	0.602%(c	)	02/16/21	1,800	1,800,000
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	Aaa	0.740%		11/08/16	500	500,376
BA Credit Card Trust, Series 2007-B3, Class B3	Aa2	0.382%(c	)	08/15/16	600	599,162
BA Credit Card Trust, Series 2008-C5, Class C5	A3	4.932%(c	)	03/15/16	300	300,556
CarMax Auto Owner Trust, Series 2013-1, Class A2	Aaa	0.420%		03/15/16	179	179,201
CarMax Auto Owner Trust, Series 2013-2, Class A2	AAA(d)	0.420%		06/15/16	500	500,071
Chase Issuance Trust, Series 2012-A3, Class A3	AAA(d)	0.790%		06/15/17	700	702,346
Chase Issuance Trust, Series 2012-A5, Class A5	AAA(d)	0.590%		08/15/17	500	499,821
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	700	698,433
Chase Issuance Trust, Series 2013-A, Class C1	Baa2	0.642%(c	)	04/15/19	1,100	1,083,682
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	Aaa	4.150%		07/07/17	1,000	1,062,291
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	500	577,874
Discover Card Execution Note Trust, Series 2013-A3, Class A3	Aaa	0.362%(c	)	10/15/18	800	798,690
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	AAA(d)	1.060%		03/20/19	500	500,326
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	200	205,347
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	Aaa	0.570%		10/15/17	700	698,414
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.580%(c	)	04/20/18	500	498,788
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	Aaa	1.040%		09/21/15	600	601,496
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	Aaa	0.730%		01/25/16	500	500,304
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	Aaa	0.530%		02/16/17	400	399,314
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	Aaa	0.770%		05/15/17	1,000	1,001,829
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.532%(c	)	03/15/16	500	500,218
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	AAA(d)	0.490%		06/15/15	400	400,028
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	Aaa	0.690%		05/09/16	500	500,101
Nissan Auto Lease, Series 2013-A, Class A2B	Aaa	0.312%(c	)	09/15/15	1,000	998,908
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.482%(c	)	02/15/18	200	199,664
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	Aaa	0.890%		09/15/16	400	400,769

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	Aaa	0.630%		12/20/15	1,000	$ 1,000,427
World Omni Auto Receivables Trust, Series 2013-A3, Class A3	AAA(d)	0.640%		04/16/18	1,000	996,074

TOTAL ASSET-BACKED SECURITIES (cost $19,790,825)						19,754,355

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	Aaa	4.857%(c	)	07/10/43	300	314,557
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	2,400	2,528,606
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	Aaa	1.813%		09/10/45	650	650,875
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	1,200	1,195,228
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	700	702,090
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(c	)	08/10/42	2,250	2,326,480
Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224%(c	)	04/10/37	3,700	3,932,182
Commercial Mortgage Trust, Series 2013-CR8, Class A2	Aaa	2.367%		06/10/46	2,100	2,118,054
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c	)	02/15/38	1,422	1,471,995
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	AAA(d)	5.100%(c	)	08/15/38	1,000	1,057,827
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2	AA+(d)	4.186%(c	)	12/25/20	750	811,715
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	AA+(d)	3.230%		07/25/21	90	91,474
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	1,600	1,509,504
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	188	188,125
GS Mortgage Securities Corp II, Series GG4, Class A4A	Aaa	4.751%		07/10/39	1,000	1,044,133
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	Aaa	3.272%		07/15/45	700	707,108
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2013-C13, Class A2	Aaa	2.665%		01/15/46	1,600	1,634,925
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4 .	Aaa	4.738%		07/15/42	200	209,675
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 .	Aaa	5.200%(c	)	12/15/44	3,280	3,515,340
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A4	Aaa	5.475%(c	)	04/15/43	1,176	1,278,112
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	Aaa	5.798%(c	)	06/15/49	186	190,249
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	29	29,536
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	Aaa	5.882%(c	)	02/15/51	170	191,096
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	Aaa	2.592%		04/15/46	400	388,589
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047%(c	)	07/12/38	2,385	2,533,741

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	Aaa	4.747%(c	)	06/12/43	650	$678,453
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%(c	)	12/12/49	1,000	1,091,552
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	Aaa	2.111%		03/15/45	2,400	2,433,300
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	300	312,187
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%(c	)	12/15/44	200	213,927
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	200	220,035
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	Aaa	2.684%		11/15/44	190	196,104
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	200	197,456

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,161,608)						35,964,230

CORPORATE BONDS — 12.9%
Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%		01/15/20	200	248,723

Banking — 4.2%
American Express Co., Sr. Unsec’d. Notes	A3	1.550%		05/22/18	410	400,803
American Express Credit Corp., Sr. Unsec’d. Notes	A2	2.125%		07/27/18	475	476,846
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.625%		07/01/20	650	728,272
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%		09/01/17	250	283,105
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes	Aa3	1.969%		06/20/17	675	681,024
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	350	366,811
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	825	1,053,725
Citigroup, Inc., Sub. Notes	Baa3	5.500%		09/13/25	320	329,106
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	300	293,321
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%		04/01/18	300	343,125
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	980	1,079,475
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.400%		07/22/20	550	582,196
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%		01/24/22	250	260,776
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%		04/23/19	175	205,034
JPMorgan Chase & Co., Sub. Notes	A3	3.375%		05/01/23	80	72,549
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	2.125%		04/25/18	220	214,423
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%		01/25/21	125	138,764
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		01/26/20	550	608,610
PNC Bank NA, Sub. Notes	A3	3.800%		07/25/23	250	244,628
PNC Funding Corp., Bank Gtd. Notes	A3	3.300%		03/08/22	250	244,277
Wells Fargo & Co, Sub. Notes, MTN	A3	3.450%		02/13/23	95	88,916
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%		12/11/17	25	28,721

						8,724,507

Cable — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%		04/15/19	110	106,807
Time Warner Cable Inc, Gtd. Notes	Baa2	4.000%		09/01/21	750	699,727

						806,534

Capital Goods — 0.3%
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	5.125%		04/01/19	600	689,033

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Capital Goods (cont’d.)
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	25	$26,279

					715,312

Chemicals — 0.9%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	165	151,931
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	865	903,463
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.625%	01/15/20	500	550,489
LYB International Finance BV (Netherlands), Gtd. Notes	Baa1	4.000%	07/15/23	190	188,364

					1,794,247

Electric — 0.1%
Duke Energy Corp, Sr. Unsec’d. Notes	Baa1	2.100%	06/15/18	250	249,334

Energy - Integrated — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	225	218,267
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	510	551,015
Chevron Corp., Sr. Unsec’d. Notes(h)	Aa1	1.718%	06/24/18	530	528,283
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	240	281,130

					1,578,695

Energy - Other — 0.6%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	165	165,624
Halliburton Co, Sr. Unsec’d. Notes	A2	2.000%	08/01/18	775	774,296
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	200	245,173
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	25	28,051

					1,213,144

Foods — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	5.000%	04/15/20	185	208,942

Healthcare & Pharmaceutical — 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	11/06/18	245	240,563
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	170	175,653
Baxter International, Inc., Sr. Unsec’d. Notes	A3	1.850%	06/15/18	125	124,889
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21	250	267,800
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	1.300%	05/18/18	475	463,683
Mylan, Inc., Gtd. Notes, 144A	Baa3	1.800%	06/24/16	60	60,248
Pfizer, Inc., Sr. Unsec’d. Notes	A1	1.500%	06/15/18	400	396,762

					1,729,598

Healthcare Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	160	147,653
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	3.950%	09/01/20	250	260,950
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.875%	10/15/20	1,250	1,316,670
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	2.300%	07/15/18	425	425,197

					2,150,470

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	570	671,695
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	260	295,640
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	350	383,064

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.250%	06/15/23	65	$63,395
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/15	25	26,354
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.850%	06/24/21	400	431,555
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	185	202,276
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	160	155,430

					2,229,409

Non-Captive Finance — 0.1%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	195	226,937

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	25	26,774
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	2.650%	02/01/19	300	297,934
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	155	152,397
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	50	52,611

					529,716

Railroads — 0.6%
CSX Corp., Sr. Unsec’d. Notes	Baa2	7.375%	02/01/19	1,000	1,228,280

Technology — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	1.000%	05/03/18	430	414,199
Oracle Corp., Sr. Unsec’d. Notes	A1	2.375%	01/15/19	1,725	1,733,120

					2,147,319

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	25	25,317
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	3.650%	09/14/18	685	721,780

					747,097

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	205	271,015

TOTAL CORPORATE BONDS
(cost $27,246,939)					26,799,279

NON-CORPORATE FOREIGN AGENCIES — 6.3%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.000%	05/27/14	700	712,068
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	1.750%	09/11/18	1,480	1,492,986
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes, RegS	Aaa	1.500%	03/28/14	200	201,146
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%	10/29/15	1,715	1,750,844
Bank of Nova Scotia (Canada), Covered Bonds, 144A(h)	Aaa	2.150%	08/03/16	2,540	2,626,868
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	AAA(d)	5.000%	05/19/14	100	102,957
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.500%	05/15/14	100	100,826
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.000%	04/08/14	200	202,900
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	4.625%	05/15/14	100	102,715

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Export Development Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.500%	10/03/18	1,690	$1,688,614
Inter-American Development Bank (Supranational Bank), Notes, MTN	Aaa	0.500%	05/29/14	150	150,000
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	Aaa	3.000%	04/22/14	100	101,542
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.500%	11/13/13	100	100,005
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.500%	10/08/13	200	200,097
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	5.500%	11/25/13	309	311,350
International Finance Corp. (Supranational Bank), Unsec’d. Notes	Aaa	2.250%	10/15/13	100	100,058
KFW (Germany), U.S. Gov’t Gtd. Notes	Aaa	4.000%	10/15/13	150	150,187
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	0.366%(c)	10/21/13	200	200,015
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	1,656	1,611,122
OeBB Infrastruktur AG (Austria), Gov’t. Gtd. Notes	AA+(d)	4.625%	11/21/13	100	100,563
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/18	1,005	1,006,268
Societe de Financement de l’Economie Francaise (France), U.S. Gov’t Liquid Gtd. Notes, 144A	Aa1	3.375%	05/05/14	100	101,810

TOTAL NON-CORPORATE FOREIGN AGENCIES
(cost $13,108,355)					13,114,941

SOVEREIGNS — 2.4%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/06/15	200	200,494
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/21/16	600	598,974
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	AA(d)	2.750%	03/05/15	200	206,160
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS, 144A	AA+(d)	2.875%	09/15/14	200	204,466
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	800	799,520
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	2.375%	09/10/14	500	510,185
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%	05/22/15	100	100,395
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	Aaa	0.625%	05/22/15	100	100,426
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	Aaa	0.375%	04/25/16	200	198,780
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	700	728,059
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	850	850,350

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
SOVEREIGNS (Continued)
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	430	$428,108
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	1.000%		06/03/14	100	100,510

TOTAL SOVEREIGNS (cost $5,032,576)						5,026,427

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.2%
Federal Home Loan Banks		0.375%		08/28/15	510	509,927
Federal Home Loan Banks(h)		1.000%		06/21/17	3,000	3,000,894
Federal Home Loan Mortgage Corp.		0.750%		01/12/18	20	19,489
Federal Home Loan Mortgage Corp.		1.375%		05/01/20	300	285,520
Federal Home Loan Mortgage Corp.(h)		2.375%		01/13/22	2,615	2,545,169
Federal National Mortgage Assoc.(h)		0.875%		05/21/18	1,005	976,403
Federal National Mortgage Assoc.		1.625%		11/27/18	3,805	3,789,114
Federal National Mortgage Assoc.(k)		1.875%		09/18/18	2,050	2,072,160
Federal National Mortgage Assoc.		5.375%		06/12/17	740	853,729
Financing Corp. FICO Strips Principal, Series D-P		1.510%(s	)	09/26/19	3,115	2,732,064
Government National Mortgage Assoc.		3.500%		05/20/43	2,675	2,763,598
Government National Mortgage Assoc.		4.000%		TBA	5,000	5,292,188
Israel Government AID Bond, Gov’t Gtd. Notes		1.820%(s	)	09/15/20	3,130	2,637,967
Israel Government AID Bond, Series 11-Z, Gov’t Gtd. Notes		4.510%(s	)	05/15/19	90	80,494

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,828,109)						27,558,716

U.S. TREASURY OBLIGATIONS — 31.4%
U.S. Treasury Bonds		2.875%		05/15/43	4,075	3,458,656
U.S. Treasury Inflation Indexed Bonds, TIPS		0.125%		04/15/18	1,733	1,785,303
U.S. Treasury Inflation Indexed Bonds, TIPS		0.375%		07/15/23	1,079	1,073,478
U.S. Treasury Notes		0.250%		07/31/15	320	319,763
U.S. Treasury Notes		0.375%		06/15/15	85	85,149
U.S. Treasury Notes		0.625%		05/31/17	3,200	3,164,000
U.S. Treasury Notes		0.750%		10/31/17	5,000	4,931,250
U.S. Treasury Notes		0.875%		09/15/16	2,565	2,583,837
U.S. Treasury Notes		1.125%		04/30/20	2,650	2,519,156
U.S. Treasury Notes		1.375%		06/30/18	170	170,438
U.S. Treasury Notes		1.375%		09/30/18	1,085	1,084,237
U.S. Treasury Notes		1.625%		08/15/22	2,990	2,785,370
U.S. Treasury Notes		1.625%		11/15/22	125	115,732
U.S. Treasury Notes		2.375%		02/28/15	20,500	21,126,214
U.S. Treasury Notes		2.500%		08/15/23	795	786,927
U.S. Treasury Notes		4.000%		02/15/14	16,145	16,382,138
U.S. Treasury Notes(k)		4.250%		11/15/17	2,630	2,965,530
U.S. Treasury Strips Coupon		2.749%(s	)	02/15/25	35	24,653
U.S. Treasury Strips Principal		7.808%(s	)	02/15/43	450	141,540

TOTAL U.S. TREASURY OBLIGATIONS (cost $65,656,320)						65,503,371

TOTAL LONG-TERM INVESTMENTS (cost $194,824,732)						193,721,319

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 13.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $27,634,111)(w)	27,634,111	$27,634,111

TOTAL INVESTMENTS — 106.1%
(cost $222,458,843)		221,355,430
Liabilities in excess of other assets(x) — (6.1)%		(12,733,633)

NET ASSETS — 100.0%		$208,621,797

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS

Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
†

The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2013	Depreciation(1)
Short Positions:
118	2 Year U.S. Treasury Notes	Dec. 2013	$ 25,938,118	$ 25,991,344	$ (53,226)
85	5 Year U.S. Treasury Notes	Dec. 2013	10,186,640	10,288,984	(102,344)
61	10 Year U.S. Treasury Notes	Dec. 2013	7,644,346	7,709,828	(65,482)
10	U.S. Long Bond	Dec. 2013	1,326,385	1,333,750	(7,365)
29	U.S. Ultra Bond	Dec. 2013	4,048,062	4,120,719	(72,657)

					$(301,074)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
400	09/12/14	0.656%	3-month LIBOR(2)	$(1,382)	$ —	$ (1,382)	Barclays Bank PLC
400	09/19/14	0.669%	3-month LIBOR(2)	(1,431)	—	(1,431)	JPMorgan Chase Bank
1,200	02/21/15	0.690%	3-month LIBOR(1)	6,015	—	6,015	Citibank N.A.
335	03/22/16	0.535%	3-month LIBOR(2)	365	—	365	Citibank N.A.
375	06/07/16	0.654%	3-month LIBOR(1)	740	—	740	JPMorgan Chase Bank
370	08/22/16	1.168%	3-month LIBOR(2)	(5,090)	—	(5,090)	Morgan Stanley Capital Services
530	08/26/16	1.299%	3-month LIBOR(1)	9,296	—	9,296	Morgan Stanley Capital Services
595	08/31/16	0.934%	3-month LIBOR(1)	3,845	—	3,845	Credit Suisse International
185	08/31/16	0.978%	3-month LIBOR(2)	(1,441)	—	(1,441)	JPMorgan Chase Bank
185	08/31/16	0.975%	3-month LIBOR(2)	(1,421)	—	(1,421)	JPMorgan Chase Bank
1,500	09/08/16	1.186%	3-month LIBOR(1)	20,474	—	20,474	Morgan Stanley Capital Services
980	12/08/16	1.315%	3-month LIBOR(1)	18,922	—	18,922	Barclays Bank PLC
300	01/24/17	1.176%	3-month LIBOR(2)	(3,412)	—	(3,412)	Bank of Nova Scotia
195	01/27/17	1.138%	3-month LIBOR(2)	(1,927)	—	(1,927)	Bank of Nova Scotia
180	02/13/17	1.128%	3-month LIBOR(2)	(1,547)	—	(1,547)	Bank of Nova Scotia
75	02/21/17	1.179%	3-month LIBOR(2)	(745)	—	(745)	JPMorgan Chase Bank
120	07/05/17	0.938%	3-month LIBOR(2)	347	—	347	Bank of Nova Scotia
11,500	08/31/17	0.843%	3-month LIBOR(2)	122,690	—	122,690	Bank of America N.A.
1,110	08/31/17	0.751%	3-month LIBOR(2)	15,405	—	15,405	Bank of Nova Scotia
1,000	09/10/17	0.845%	3-month LIBOR(2)	10,903	—	10,903	Morgan Stanley Capital Services
50	10/03/17	0.778%	3-month LIBOR(2)	590	—	590	Citibank N.A.
265	10/15/17	0.790%	3-month LIBOR(1)	(3,206)	—	(3,206)	Morgan Stanley Capital Services
300	11/20/17	0.770%	3-month LIBOR(2)	4,628	—	4,628	Bank of Nova Scotia
90	11/21/17	0.770%	3-month LIBOR(1)	(1,394)	—	(1,394)	Bank of Nova Scotia
3,120	02/08/18	0.956%	3-month LIBOR(2)	42,252	—	42,252	Citibank N.A.
100	05/17/18	0.989%	3-month LIBOR(2)	1,525	—	1,525	Credit Suisse International
1,556	06/10/18	1.205%	3-month LIBOR(2)	10,121	—	10,121	UBS AG
300	09/15/18	1.671%	3-month LIBOR(1)	2,351	—	2,351	Barclays Bank PLC
2,050	01/17/19	1.620%	3-month LIBOR(1)	3,183	—	3,183	Citibank N.A.
60	05/14/19	1.538%	3-month LIBOR(1)	(380)	—	(380)	Bank of Nova Scotia
50	06/07/19	1.338%	3-month LIBOR(1)	(1,008)	—	(1,008)	Bank of Nova Scotia
50	08/01/19	1.229%	3-month LIBOR(2)	1,612	—	1,612	Bank of Nova Scotia
160	09/27/19	1.220%	3-month LIBOR(1)	(6,061)	—	(6,061)	Bank of Nova Scotia
100	10/30/19	1.311%	3-month LIBOR(2)	2,972	—	2,972	Barclays Bank PLC
90	11/29/19	1.200%	3-month LIBOR(1)	(3,561)	—	(3,561)	Morgan Stanley Capital Services
925	02/08/20	1.495%	3-month LIBOR(1)	(26,322)	—	(26,322)	Bank of Nova Scotia
1,090	02/15/20	1.355%	3-month LIBOR(1)	(41,347)	—	(41,347)	Morgan Stanley Capital Services
1,800	02/28/20	1.402%	3-month LIBOR(1)	(64,864)	—	(64,864)	Barclays Bank PLC
900	03/11/20	1.452%	3-month LIBOR(1)	(30,575)	—	(30,575)	Barclays Bank PLC
1,300	03/15/20	1.544%	3-month LIBOR(1)	(37,970)	—	(37,970)	Citibank N.A.
900	03/18/20	1.560%	3-month LIBOR(1)	(25,089)	—	(25,089)	Barclays Bank PLC
600	03/19/20	1.548%	3-month LIBOR(1)	(17,233)	—	(17,233)	Barclays Bank PLC
3,500	03/20/20	1.471%	3-month LIBOR(1)	(117,751)	—	(117,751)	Barclays Bank PLC
5,700	03/21/20	1.460%	3-month LIBOR(1)	(196,787)	—	(196,787)	Barclays Bank PLC
2,600	03/28/20	1.492%	3-month LIBOR(1)	(86,200)	—	(86,200)	Barclays Bank PLC
600	04/02/20	1.460%	3-month LIBOR(1)	(17,372)	—	(17,372)	Morgan Stanley Capital Services
1,250	04/08/20	1.365%	3-month LIBOR(1)	(44,939)	—	(44,939)	Bank of Nova Scotia
4,700	04/11/20	1.370%	3-month LIBOR(1)	(169,344)	—	(169,344)	Barclays Bank PLC
1,300	04/15/20	1.388%	3-month LIBOR(1)	(45,647)	—	(45,647)	Barclays Bank PLC
3,255	04/17/20	1.330%	3-month LIBOR(1)	(127,572)	—	(127,572)	Bank of Nova Scotia
1,100	04/22/20	1.327%	3-month LIBOR(1)	(43,858)	—	(43,858)	Barclays Bank PLC
3,700	04/25/20	1.322%	3-month LIBOR(1)	(150,307)	—	(150,307)	Bank of Nova Scotia
1,500	04/29/20	1.332%	3-month LIBOR(1)	(60,197)	—	(60,197)	Barclays Bank PLC
2,500	05/07/20	1.268%	3-month LIBOR(1)	(113,315)	—	(113,315)	Barclays Bank PLC
4,100	05/09/20	1.398%	3-month LIBOR(1)	(151,283)	—	(151,283)	Bank of Nova Scotia
1,700	05/10/20	1.403%	3-month LIBOR(1)	(62,149)	—	(62,149)	Barclays Bank PLC
1,500	05/13/20	1.381%	3-month LIBOR(1)	(57,374)	—	(57,374)	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,100	05/20/20	1.457%	3-month LIBOR(1)	$(37,179)	$—	$ (37,179)	Morgan Stanley Capital Services
4,300	05/23/20	1.521%	3-month LIBOR(1)	(128,511)	—	(128,511)	Bank of Nova Scotia
1,300	05/24/20	1.474%	3-month LIBOR(1)	(43,035)	—	(43,035)	Bank of Nova Scotia
3,600	06/06/20	1.760%	3-month LIBOR(1)	(54,259)	—	(54,259)	JPMorgan Chase Bank
3,200	06/10/20	1.714%	3-month LIBOR(1)	(59,012)	—	(59,012)	Bank of Nova Scotia
2,800	09/15/20	1.582%	3-month LIBOR(2)	104,389	—	104,389	UBS AG
9,000	12/31/20	0.000%	3-month LIBOR(1)	(190,902)	—	(190,902)	Citibank N.A.
6,500	12/31/20	0.000%	3-month LIBOR(1)	(269,095)	—	(269,095)	Barclays Bank PLC
5,900	12/31/20	2.744%	3-month LIBOR(1)	681,778	—	681,778	Bank of America N.A.
4,900	12/31/20	0.000%	3-month LIBOR(1)	24,495	—	24,495	Citibank N.A.
4,200	12/31/20	0.000%	3-month LIBOR(1)	(82,843)	—	(82,843)	Barclays Bank PLC
2,850	12/31/20	0.000%	3-month LIBOR(1)	(63,065)	—	(63,065)	Barclays Bank PLC
2,750	12/31/20	0.000%	3-month LIBOR(1)	(84,554)	—	(84,554)	Barclays Bank PLC
2,640	12/31/20	2.037%	3-month LIBOR(1)	33,926	—	33,926	Citibank N.A.
2,400	12/31/20	0.000%	3-month LIBOR(1)	(68,937)	—	(68,937)	Barclays Bank PLC
2,400	12/31/20	0.000%	3-month LIBOR(1)	(68,394)	—	(68,394)	Citibank N.A.
2,200	12/31/20	0.000%	3-month LIBOR(1)	(72,972)	—	(72,972)	Morgan Stanley Capital Services
900	12/31/20	0.000%	3-month LIBOR(1)	(28,426)	—	(28,426)	Barclays Bank PLC
900	12/31/20	0.000%	3-month LIBOR(1)	(30,169)	—	(30,169)	Barclays Bank PLC
660	06/08/21	4.640%	3-month LIBOR(1)	40,653	—	40,653	Morgan Stanley Capital Services
700	07/26/21	3.068%	3-month LIBOR(1)	40,239	—	40,239	Morgan Stanley Capital Services
1,850	08/11/21	2.570%	3-month LIBOR(1)	33,339	—	33,339	Hong Kong & Shanghai Bank
3,050	08/12/21	2.322%	3-month LIBOR(1)	(2,506)	—	(2,506)	UBS AG
60	12/23/21	2.090%	3-month LIBOR(2)	1,324	—	1,324	Barclays Bank PLC
115	12/28/21	2.118%	3-month LIBOR(2)	2,341	—	2,341	Barclays Bank PLC
3,120	01/13/22	1.846%	3-month LIBOR(2)	138,707	—	138,707	Citibank N.A.
130	01/13/22	2.050%	3-month LIBOR(2)	3,656	—	3,656	Bank of Nova Scotia
110	01/20/22	1.998%	3-month LIBOR(2)	3,627	—	3,627	Bank of Nova Scotia
85	01/24/22	2.112%	3-month LIBOR(2)	2,062	—	2,062	Bank of Nova Scotia
65	01/24/22	2.118%	3-month LIBOR(2)	1,551	—	1,551	Bank of Nova Scotia
135	02/07/22	1.922%	3-month LIBOR(2)	5,528	—	5,528	Barclays Bank PLC
80	02/17/22	2.018%	3-month LIBOR(2)	2,747	—	2,747	Bank of Nova Scotia
55	02/21/22	2.105%	3-month LIBOR(2)	1,528	—	1,528	JPMorgan Chase Bank
40	02/21/22	2.100%	3-month LIBOR(2)	1,127	—	1,127	JPMorgan Chase Bank
55	02/23/22	2.117%	3-month LIBOR(2)	1,485	—	1,485	JPMorgan Chase Bank
160	05/15/22	1.988%	3-month LIBOR(2)	5,826	—	5,826	JPMorgan Chase Bank
40	06/11/22	1.842%	3-month LIBOR(2)	2,056	—	2,056	Bank of Nova Scotia
80	06/20/22	1.716%	3-month LIBOR(2)	5,023	—	5,023	Bank of Nova Scotia
100	09/11/22	1.833%	3-month LIBOR(2)	6,212	—	6,212	Bank of Nova Scotia
50	09/25/22	1.785%	3-month LIBOR(1)	(3,383)	—	(3,383)	Barclays Bank PLC
190	10/17/22	1.740%	3-month LIBOR(2)	12,436	—	12,436	Barclays Bank PLC
300	01/31/23	2.020%	3-month LIBOR(1)	(15,631)	—	(15,631)	Barclays Bank PLC
400	02/19/23	2.072%	3-month LIBOR(1)	(19,823)	—	(19,823)	Bank of Nova Scotia
400	03/08/23	2.020%	3-month LIBOR(1)	(22,325)	—	(22,325)	Barclays Bank PLC
400	03/13/23	2.126%	3-month LIBOR(1)	(18,806)	—	(18,806)	Barclays Bank PLC
1,100	03/14/23	2.120%	3-month LIBOR(1)	(52,382)	—	(52,382)	Barclays Bank PLC
1,100	03/22/23	2.051%	3-month LIBOR(1)	(59,926)	—	(59,926)	Barclays Bank PLC
700	03/25/23	2.051%	3-month LIBOR(1)	(38,516)	—	(38,516)	Barclays Bank PLC
1,450	04/04/23	2.018%	3-month LIBOR(1)	(71,567)	—	(71,567)	Barclays Bank PLC
540	04/05/23	1.971%	3-month LIBOR(1)	(29,028)	—	(29,028)	Barclays Bank PLC
2,100	04/18/23	1.890%	3-month LIBOR(1)	(131,454)	—	(131,454)	JPMorgan Chase Bank
800	05/08/23	1.815%	3-month LIBOR(2)	57,294	—	57,294	Barclays Bank PLC
1,000	05/17/23	2.072%	3-month LIBOR(1)	(48,724)	—	(48,724)	Morgan Stanley Capital Services
900	05/28/23	2.158%	3-month LIBOR(1)	(37,861)	—	(37,861)	Bank of Nova Scotia
550	05/29/23	2.150%	3-month LIBOR(1)	(23,538)	—	(23,538)	Morgan Stanley Capital Services
350	05/30/23	2.205%	3-month LIBOR(1)	(13,232)	—	(13,232)	Barclays Bank PLC
130	03/30/27	2.674%	3-month LIBOR(2)	7,551	—	7,551	Bank of Nova Scotia
140	09/06/41	3.110%	3-month LIBOR(2)	13,596	—	13,596	UBS AG

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
70	09/06/41	3.028%	3-month LIBOR(2)	$7,887	$ —	$ 7,887	UBS AG
140	09/08/41	2.954%	3-month LIBOR(1)	(17,743)	—	(17,743)	Barclays Bank PLC
140	09/09/41	3.019%	3-month LIBOR(1)	(16,017)	—	(16,017)	Barclays Bank PLC
130	10/11/41	2.719%	3-month LIBOR(2)	20,894	—	20,894	JPMorgan Chase Bank
110	10/17/41	2.905%	3-month LIBOR(1)	(13,790)	—	(13,790)	Barclays Bank PLC
60	12/12/41	2.685%	3-month LIBOR(1)	(10,336)	—	(10,336)	Citibank N.A.
60	12/20/41	2.614%	3-month LIBOR(2)	11,192	—	11,192	Citibank N.A.
35	12/20/41	2.615%	3-month LIBOR(1)	(6,520)	—	(6,520)	Barclays Bank PLC
35	01/10/42	2.718%	3-month LIBOR(1)	(5,916)	—	(5,916)	Barclays Bank PLC
40	01/11/42	2.710%	3-month LIBOR(1)	(6,823)	—	(6,823)	Citibank N.A.
75	01/12/42	2.772%	3-month LIBOR(2)	11,902	—	11,902	Citibank N.A.
45	02/09/42	2.840%	3-month LIBOR(1)	(6,668)	—	(6,668)	Barclays Bank PLC

				$(2,110,762)	$ —	$(2,110,762)

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2013	(Depreciation)(3)
Exchange-traded swap agreements:
2,540	06/28/16	0.847%	3-month LIBOR(2)	$ —	$ (17,572)	$ (17,572)
5,960	02/28/18	1.649%	3-month LIBOR(2)	177	(63,952)	(64,129)
8,450	07/02/18	1.564%	3-month LIBOR(2)	—	(72,732)	(72,732)
3,167	08/02/18	1.614%	3-month LIBOR(2)	—	(26,793)	(26,793)
200	08/16/18	1.641%	3-month LIBOR(2)	151	(1,736)	(1,887)
1,700	09/16/18	1.861%	3-month LIBOR(2)	158	(28,708)	(28,866)
2,100	09/18/18	1.724%	3-month LIBOR(2)	159	(21,056)	(21,215)
5,350	09/19/18	1.781%	3-month LIBOR(2)	174	(68,222)	(68,396)
9,150	09/23/18	1.612%	3-month LIBOR(2)	191	(37,678)	(37,869)
2,695	09/30/18	1.585%	3-month LIBOR(2)	162	(6,384)	(6,546)
1,100	06/12/20	1.818%	3-month LIBOR(1)	—	(13,094)	(13,094)
6,400	06/13/20	1.922%	3-month LIBOR(1)	—	(32,155)	(32,155)
4,900	06/17/20	1.836%	3-month LIBOR(1)	—	(54,493)	(54,493)
2,500	06/20/20	1.818%	3-month LIBOR(1)	—	(31,830)	(31,830)
32,500	06/27/20	2.200%	3-month LIBOR(1)	—	401,146	401,146
4,850	07/10/20	2.401%	3-month LIBOR(1)	—	116,149	116,149
2,400	07/29/20	2.205%	3-month LIBOR(1)	—	21,349	21,349
8,150	08/06/20	2.341%	3-month LIBOR(1)	—	139,920	139,920
4,150	08/20/20	2.368%	3-month LIBOR(1)	175	73,060	72,885
7,550	08/21/20	2.440%	3-month LIBOR(1)	163	168,749	168,586
10,300	08/22/20	2.410%	3-month LIBOR(1)	212	207,472	207,260
950	08/31/20	2.490%	3-month LIBOR(2)	156	(16,880)	(17,036)
470	01/22/22	2.785%	3-month LIBOR(2)	153	(12,088)	(12,241)
3,455	08/05/23	4.210%	3-month LIBOR(1)	—	8,203	8,203
1,380	08/06/23	4.220%	3-month LIBOR(1)	—	3,847	3,847
1,865	08/09/23	4.231%	3-month LIBOR(1)	158	5,970	5,812

				$2,189	$ 640,492	$ 638,303

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$19,754,355	$ —
Commercial Mortgage-Backed Securities	—	35,964,230	—
Corporate Bonds	—	26,799,279	—
Non-Corporate Foreign Agencies	—	13,114,941	—
Sovereigns	—	5,026,427	—
U.S. Government Agency Obligations	—	27,558,716	—
U.S. Treasury Obligations	—	65,503,371	—
Affiliated Money Market Mutual Fund	27,634,111	—	—
Other Financial Instruments*
Futures Contracts	(301,074)	—	—
Interest Rate Swaps	638,303	(2,110,762)	—

Total	$27,971,340	$191,610,557	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 102.5%
ASSET-BACKED SECURITIES — 13.9%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%		04/15/16	1,266	$1,268,161
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/20/14	594	594,245
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	90	89,697
BA Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.222%	(c)	12/15/16	1,790	1,782,081
BA Credit Card Trust, Series 2008-C5, Class C5	A3	4.932%	(c)	03/15/16	1,400	1,402,594
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	1,540	1,779,852
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.382%	(c)	01/15/18	1,500	1,500,570
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	910	934,327
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.562%	(c)	01/15/18	1,200	1,199,003
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.620%	(c)	10/20/17	1,600	1,601,795
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.580%	(c)	04/20/18	1,600	1,596,120
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	1,065	1,065,248
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	776	776,020
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	3	2,597
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.482%	(c)	02/15/18	1,825	1,821,938
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	234	234,135

TOTAL ASSET-BACKED SECURITIES (cost $17,694,117)						17,648,383

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	1,200	1,264,303
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	717	742,177
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	1,330	1,380,101
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	1,916	1,963,078
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%		04/15/37	500	521,642
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	AA+(d)	3.974%	(c)	01/25/21	3,000	3,206,823
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	1,200	1,132,128
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	329	329,219
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%	(c)	04/10/38	1,700	1,841,474
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,170	1,289,513
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%		12/15/47	1,700	1,656,789

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount
	Ratings†	Rate		Date		(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	Aaa	5.987%	(c)	06/15/49		325	$332,936
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661%	(c)	03/15/39		481	522,515
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%		11/15/38		235	246,930
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.679%	(c)	05/12/39		323	352,673
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.469%	(c)	02/12/39		500	539,572
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162%	(c)	10/12/52		150	160,864
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45		2,000	2,081,246
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%	(c)	12/15/44		2,100	2,246,234
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45		1,000	987,279

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,263,871)							22,797,496

CORPORATE BONDS — 19.9%
Banking — 5.2%
American Express Co, Sr. Unsec’d. Notes	A3	2.650%		12/02/22		460	422,493
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%		01/05/21		715	810,337
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	(a)	400	423,240
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19		815	1,040,952
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	(a)	1,000	977,738
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21		400	431,662
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20		340	374,512
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.350%		08/15/21		400	414,348
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.400%		07/22/20		330	349,318
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		01/26/20		825	912,915
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%		01/11/21	(a)	120	135,321
Wells Fargo & Co, Sub. Notes, MTN	A3	3.450%		02/13/23	(a)	300	280,789

							6,573,625

Cable — 0.5%
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%		04/01/21		595	640,550

Capital Goods — 1.6%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)	Baa1	6.375%		10/15/17	(g)	275	319,198
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%		10/15/21		195	194,488
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A2	3.900%		07/12/21		400	420,609
United Technologies Corp., Sr. Unsec’d. Notes(h)	A2	3.100%		06/01/22		555	545,973
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%		10/01/21		570	599,169

							2,079,437

Chemicals — 0.6%
E. I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%		04/01/21	(a)	700	748,284

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%		06/01/21		400	421,236

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest	Maturity		Amount
	Ratings†	Rate	Date		(000)#	Value
CORPORATE BONDS (Continued)
Energy - Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846%	05/05/17	(a)	190	$191,625
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15		140	146,415
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20		425	459,179

						797,219

Energy - Other — 0.4%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21		170	178,023
Weatherford International Ltd., Gtd. Notes	Baa2	5.125%	09/15/20		315	328,401

						506,424

Foods — 1.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	5.000%	04/15/20		650	734,119
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.900%	01/15/16		170	176,395
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20		379	431,467
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	02/10/20	(a)	346	390,693

						1,732,674

Healthcare & Pharmaceutical — 0.9%
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22		190	178,127
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21		600	619,952
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	(a)	400	393,596

						1,191,675

Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21		400	418,926
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21		400	437,239

						856,165

Insurance — 1.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18		615	699,302
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.200%	03/15/22	(a)	375	383,916
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	(a)	750	820,040

						1,903,258

Media & Entertainment — 0.9%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21		400	418,824
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21		300	321,306
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	(a)	350	380,784

						1,120,914

Metals — 0.5%
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	A3	3.750%	09/20/21		240	236,628
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17		380	396,793

						633,421

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	(a)	90	84,193
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21		90	96,574
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	(a)	35	37,300

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest	Maturity		Amount
	Ratings†	Rate	Date		(000)#	Value
CORPORATE BONDS (Continued)
Non-Captive Finance (cont’d.)
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	A1	6.000%	08/07/19	(a)	330	$384,048
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	(a)	215	233,829

						835,944

Pipelines & Other — 1.5%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.200%	09/01/20	(a)	285	317,145
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22		575	565,344
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21		475	499,802
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20		475	480,766

						1,863,057

Railroads — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19		475	556,985

Retailers — 0.5%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	4.250%	04/15/21		585	635,321

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes(h)	A3	3.875%	08/15/21		585	592,422
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.600%	04/01/21		600	637,595

						1,230,017

Tobacco — 0.8%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	(a)	735	971,689

TOTAL CORPORATE BONDS (cost $24,626,901)						25,297,895

NON-CORPORATE FOREIGN AGENCIES — 2.7%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	1.750%	09/11/18		880	887,721
Export Development Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.500%	10/03/18		1,030	1,029,155
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18		892	867,827
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/18		620	620,782

TOTAL NON-CORPORATE FOREIGN AGENCIES
(cost $3,408,973)						3,405,485

SOVEREIGNS — 6.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/21/16		700	698,803
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	AA+(d)	2.875%	09/15/14		900	920,097
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	(a)	1,900	1,898,860
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%	05/22/15	(a)	610	612,408
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	Aaa	0.625%	05/22/15		600	602,555
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	Aaa	0.375%	04/25/16		200	198,780
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	1.125%	05/02/17		500	501,600
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16		610	634,451
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15		1,200	1,200,494

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount
	Ratings†	Rate		Date		(000)#	Value

SOVEREIGNS (Continued)
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15		610	$607,316
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.000%		03/06/18		500	508,150

TOTAL SOVEREIGNS
(cost $8,428,899)							8,383,514

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
Federal Home Loan Mortgage Corp.		1.375%		05/01/20	(a)	1,010	961,251
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	(a)	3,975	3,868,852
Federal Home Loan Mortgage Corp.(h)		4.875%		06/13/18		475	546,121
Federal National Mortgage Assoc.(k)		0.875%		05/21/18		530	514,919
Federal National Mortgage Assoc.		1.625%		11/27/18		780	776,744
Federal National Mortgage Assoc.		1.875%		09/18/18	(a)	1,075	1,086,621
Israel Government AID Bond, Gov’t. Gtd. Notes		2.430%	(s)	03/15/22		765	594,882

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $8,682,361)							8,349,390

U.S. TREASURY OBLIGATIONS — 34.9%
U.S. Treasury Bonds		2.875%		05/15/43	(a)	1,745	1,481,069
U.S. Treasury Bonds(h)		8.000%		11/15/21		2,980	4,264,893
U.S. Treasury Inflation Indexed Bonds, TIPS		0.125%		04/15/18		1,005	1,035,788
U.S. Treasury Inflation Indexed Bonds, TIPS		0.375%		07/15/23		632	629,108
U.S. Treasury Notes		0.375%		06/30/15		4,350	4,357,308
U.S. Treasury Notes		0.625%		04/30/18		2,265	2,201,650
U.S. Treasury Notes		0.875%		09/15/16	(a)	280	282,056
U.S. Treasury Notes		0.875%		01/31/18		3,540	3,493,538
U.S. Treasury Notes(h)		1.125%		04/30/20		1,945	1,848,966
U.S. Treasury Notes(h)		1.375%		06/30/18		7,710	7,729,876
U.S. Treasury Notes		1.375%		07/31/18		1,830	1,833,289
U.S. Treasury Notes		1.375%		09/30/18		380	379,733
U.S. Treasury Notes		2.125%		08/31/20	(a)	5,430	5,477,936
U.S. Treasury Notes		2.500%		08/15/23		885	876,013
U.S. Treasury Strips Coupon(h)		2.171%	(s)	02/15/22		1,815	1,473,350
U.S. Treasury Strips Coupon(h)		5.528%	(s)	05/15/25		7,800	5,430,742
U.S. Treasury Strips Coupon		8.928%	(s)	08/15/33	(a)	3,230	1,535,574
U.S. Treasury Strips Principal		7.808%	(s)	02/15/43		280	88,069

TOTAL U.S. TREASURY OBLIGATIONS
(cost $42,874,101)							44,418,958

TOTAL LONG-TERM INVESTMENTS
(cost $128,979,223)							130,301,121

						Shares
SHORT-TERM INVESTMENT — 19.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $24,964,965; includes $22,487,829 of cash collateral received for securities on loan)(b)(w)						24,964,965	24,964,965

TOTAL INVESTMENTS — 122.2%
(cost $153,944,188)							155,266,086
Liabilities in excess of other assets(x) — (22.2)%							(28,182,119)

NET ASSETS — 100.0%							$127,083,967

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TIPS	Treasury Inflation-Protected Securities
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,871,377; cash collateral of $22,487,829 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $308,080. The aggregate value of $319,198 is approximately 0.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2013	(Depreciation)(1)
Long Positions:
110	90 Day Euro Dollar	Dec. 2013	$27,419,096	$ 27,421,625	$ 2,529
98	5 Year U.S. Treasury Notes	Dec. 2013	11,741,413	11,862,594	121,181
1	U.S. Long Bond	Dec. 2013	129,158	133,375	4,217

					127,927

Short Positions:
25	2 Year U.S. Treasury Notes	Dec. 2013	5,500,559	5,506,640	(6,081)
38	10 Year U.S. Treasury Notes	Dec. 2013	4,780,556	4,802,844	(22,288)
13	U.S. Ultra Bond	Dec. 2013	1,817,826	1,847,219	(29,393)

					(57,762)

					$ 70,165

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
5,000	09/12/14	0.656%	3-month LIBOR(1)	$(17,271)	$—	$ (17,271)	Barclays Bank PLC
5,800	09/19/14	0.669%	3-month LIBOR(2)	(20,752)	—	(20,752)	JPMorgan Chase Bank
16,470	10/28/14	0.809%	3-month LIBOR(2)	(134,358)	—	(134,358)	Barclays Bank PLC
6,240	10/28/14	0.816%	3-month LIBOR(2)	(51,564)	—	(51,564)	Barclays Bank PLC
390	12/04/14	0.371%	3-month LIBOR(2)	(549)	—	(549)	Morgan Stanley Capital Services
2,820	09/28/15	0.918%	3-month LIBOR(2)	(26,033)	—	(26,033)	Barclays Bank PLC
5,710	10/04/15	0.445%	3-month LIBOR(2)	(6,746)	—	(6,746)	Bank of Nova Scotia
10,090	12/04/15	0.444%	3-month LIBOR(2)	40	—	40	Morgan Stanley Capital Services
14,420	06/07/16	0.654%	3-month LIBOR(1)	28,474	—	28,474	JPMorgan Chase Bank

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
4,000	08/22/16	1.168%	3-month LIBOR(2)	$(55,029)	$—	$ (55,029)	Morgan Stanley Capital Services
7,115	08/31/16	0.978%	3-month LIBOR(2)	(55,409)	—	(55,409)	JPMorgan Chase Bank
7,115	08/31/16	0.975%	3-month LIBOR(2)	(54,654)	—	(54,654)	JPMorgan Chase Bank
5,685	08/31/16	0.934%	3-month LIBOR(1)	36,733	—	36,733	Credit Suisse International
32,400	09/12/16	1.154%	3-month LIBOR(2)	(405,397)	—	(405,397)	Barclays Bank PLC
7,910	09/28/16	1.238%	3-month LIBOR(2)	(113,998)	—	(113,998)	Barclays Bank PLC
9,100	01/27/17	1.138%	3-month LIBOR(2)	(89,947)	—	(89,947)	Bank of Nova Scotia
5,915	02/13/17	1.128%	3-month LIBOR(2)	(50,824)	—	(50,824)	Bank of Nova Scotia
2,440	02/28/17	0.680%	3-month LIBOR(1)	(18,969)	—	(18,969)	Citibank N.A.
3,720	03/06/17	1.122%	3-month LIBOR(2)	(27,123)	—	(27,123)	Barclays Bank PLC
5,000	05/25/17	1.090%	3-month LIBOR(1)	31,519	—	31,519	Bank of Nova Scotia
5,000	08/17/17	0.978%	3-month LIBOR(1)	(20,282)	—	(20,282)	Bank of Nova Scotia
12,000	08/20/17	1.010%	3-month LIBOR(1)	(36,362)	—	(36,362)	Bank of Nova Scotia
3,100	08/28/17	0.872%	3-month LIBOR(1)	(27,758)	—	(27,758)	Bank of Nova Scotia
4,495	08/31/17	0.751%	3-month LIBOR(2)	62,381	—	62,381	Bank of Nova Scotia
34,400	09/10/17	0.845%	3-month LIBOR(2)	375,067	—	375,067	Morgan Stanley
9,100	09/25/17	0.820%	3-month LIBOR(2)	117,104	—	117,104	Bank of Nova Scotia
75,000	09/27/17	0.802%	3-month LIBOR(1)	(1,021,247)	—	(1,021,247)	Citibank N.A.
9,535	10/15/17	0.790%	3-month LIBOR(1)	(115,354)	—	(115,354)	Morgan Stanley Capital Services
4,000	10/22/17	0.882%	3-month LIBOR(2)	33,780	—	33,780	Bank of Nova Scotia
4,400	10/26/17	0.861%	3-month LIBOR(1)	(42,302)	—	(42,302)	Credit Suisse International
7,000	11/15/17	0.762%	3-month LIBOR(2)	108,101	—	108,101	Morgan Stanley Capital Services
1,135	12/04/17	0.755%	3-month LIBOR(2)	19,321	—	19,321	Morgan Stanley Capital Services
11,900	12/05/17	0.758%	3-month LIBOR(1)	(202,295)	—	(202,295)	Morgan Stanley Capital Services
2,580	12/05/17	0.758%	3-month LIBOR(1)	(43,859)	—	(43,859)	Morgan Stanley Capital Services
4,500	01/07/18	0.882%	3-month LIBOR(2)	65,174	—	65,174	Morgan Stanley Capital Services
3,200	01/22/18	0.908%	3-month LIBOR(2)	46,145	—	46,145	Morgan Stanley Capital Services
6,290	05/15/18	2.318%	3-month LIBOR(1)	316,923	—	316,923	JPMorgan Chase Bank
892	05/17/18	0.989%	3-month LIBOR(2)	13,603	—	13,603	Credit Suisse International
24,300	06/03/18	1.187%	3-month LIBOR(1)	(167,378)	—	(167,378)	Barclays Bank PLC
9,750	07/27/18	2.464%	3-month LIBOR(2)	(497,055)	—	(497,055)	Bank of America N.A.
3,270	07/27/18	2.472%	3-month LIBOR(2)	(168,063)	—	(168,063)	Bank of America N.A.
30,600	08/18/18	1.782%	3-month LIBOR(2)	(475,541)	—	(475,541)	Citibank N.A.
9,600	09/06/18	1.704%	3-month LIBOR(2)	(97,953)	—	(97,953)	UBS AG
2,500	10/11/18	1.770%	3-month LIBOR(1)	46,904	—	46,904	JPMorgan Chase Bank
12,840	11/08/18	1.738%	3-month LIBOR(2)	(187,145)	—	(187,145)	Citibank N.A.
4,140	01/04/19	1.662%	3-month LIBOR(2)	(20,767)	—	(20,767)	Barclays Bank PLC
5,300	03/02/19	1.542%	3-month LIBOR(2)	35,036	—	35,036	Barclays Bank PLC
2,640	03/13/19	1.616%	3-month LIBOR(2)	9,207	—	9,207	Barclays Bank PLC
3,400	07/31/19	1.176%	3-month LIBOR(2)	119,650	—	119,650	Bank of Nova Scotia
3,800	08/01/19	1.229%	3-month LIBOR(2)	122,509	—	122,509	Bank of Nova Scotia
10,850	08/06/19	1.211%	3-month LIBOR(2)	366,192	—	366,192	Bank of Nova Scotia
4,750	08/08/19	1.271%	3-month LIBOR(2)	144,395	—	144,395	Credit Suisse International
9,850	10/02/19	1.188%	3-month LIBOR(2)	344,397	—	344,397	Bank of Nova Scotia
700	10/02/19	1.291%	3-month LIBOR(1)	(19,898)	—	(19,898)	Barclays Bank PLC
2,300	10/09/19	1.221%	3-month LIBOR(2)	76,968	—	76,968	Morgan Stanley Capital Services
4,400	10/11/19	1.220%	3-month LIBOR(2)	148,453	—	148,453	Bank of Nova Scotia
4,800	10/19/19	1.264%	3-month LIBOR(2)	152,876	—	152,876	Barclays Bank PLC
2,600	10/29/19	1.376%	3-month LIBOR(2)	66,378	—	66,378	Barclays Bank PLC
9,100	10/30/19	1.311%	3-month LIBOR(2)	270,450	—	270,450	Barclays Bank PLC
1,800	11/28/19	1.208%	3-month LIBOR(2)	70,225	—	70,225	Barclays Bank PLC
1,000	12/03/19	1.179%	3-month LIBOR(2)	41,237	—	41,237	Bank of Nova Scotia
5,600	12/11/19	1.135%	3-month LIBOR(2)	250,472	—	250,472	Barclays Bank PLC
3,500	12/12/19	1.152%	3-month LIBOR(2)	152,996	—	152,996	Bank of Nova Scotia
5,215	02/15/20	1.355%	3-month LIBOR(1)	(197,822)	—	(197,822)	Morgan Stanley
3,200	02/15/20	1.546%	3-month LIBOR(2)	82,945	—	82,945	Barclays Bank PLC
5,200	03/06/20	1.381%	3-month LIBOR(2)	197,642	—	197,642	Barclays Bank PLC
2,000	03/22/20	1.483%	3-month LIBOR(2)	66,276	—	66,276	Barclays Bank PLC

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
5,600	03/27/20	1.512%	3-month LIBOR(2)	$ 177,606	$ —	$ 177,606	Barclays Bank PLC
2,300	04/16/20	1.359%	3-month LIBOR(2)	85,448	—	85,448	JPMorgan Chase Bank
855	10/01/20	2.522%	3-month LIBOR(1)	(30,772)	—	(30,772)	UBS AG
88,555	08/09/21	2.579%	3-month LIBOR(1)	1,674,309	—	1,674,309	Morgan Stanley Capital Services
10,650	08/17/21	2.435%	3-month LIBOR(2)	(76,469)	—	(76,469)	Morgan Stanley Capital Services
40,300	08/18/21	2.355%	3-month LIBOR(1)	41,252	—	41,252	Citibank N.A.
13,900	08/24/21	2.252%	3-month LIBOR(1)	(101,907)	—	(101,907)	Bank of America N.A.
10,850	08/25/21	2.282%	3-month LIBOR(1)	(56,161)	—	(56,161)	Morgan Stanley Capital Services
7,905	08/25/21	2.222%	3-month LIBOR(2)	77,262	—	77,262	Bank of America N.A.
555	09/06/21	2.222%	3-month LIBOR(1)	(6,053)	—	(6,053)	UBS AG
2,100	09/13/21	2.171%	3-month LIBOR(2)	32,491	—	32,491	Bank of America N.A.
28,785	09/27/21	1.932%	3-month LIBOR(1)	(1,005,270)	—	(1,005,270)	Citibank N.A.
8,805	10/06/21	1.965%	3-month LIBOR(1)	(213,445)	—	(213,445)	JPMorgan Chase Bank
12,000	10/13/21	2.340%	3-month LIBOR(1)	62,962	—	62,962	UBS AG
4,120	10/14/21	2.405%	3-month LIBOR(1)	42,650	—	42,650	UBS AG
7,875	11/29/21	2.129%	3-month LIBOR(1)	(130,656)	—	(130,656)	JPMorgan Chase Bank
2,045	11/30/21	2.229%	3-month LIBOR(1)	(17,113)	—	(17,113)	JPMorgan Chase Bank
22,850	12/31/21	4.001%	3-month LIBOR(1)	(5,633,424)	—	(5,633,424)	Morgan Stanley Capital Services
1,500	12/31/21	4.053%	3-month LIBOR(1)	(381,463)	—	(381,463)	Morgan Stanley Capital Services
950	12/31/21	2.865%	3-month LIBOR(1)	107,960	—	107,960	Bank of America N.A.
11,000	05/23/22	1.862%	3-month LIBOR(2)	525,000	—	525,000	Morgan Stanley Capital Services
3,300	10/25/22	1.801%	3-month LIBOR(1)	(200,724)	—	(200,724)	Credit Suisse International
10,200	11/15/22	1.639%	3-month LIBOR(2)	788,455	—	788,455	Barclays Bank PLC
4,000	12/04/22	1.664%	3-month LIBOR(2)	308,338	—	308,338	Morgan Stanley Capital Services
700	02/19/23	2.072%	3-month LIBOR(1)	(34,690)	—	(34,690)	Bank of Nova Scotia
50,345	06/05/23	2.303%	3-month LIBOR(1)	(1,479,649)	—	(1,479,649)	Citibank N.A.
44,300	06/05/23	2.343%	3-month LIBOR(2)	1,138,208	—	1,138,208	Barclays Bank PLC
1,920	10/03/26	2.570%	3-month LIBOR(1)	(97,881)	—	(97,881)	Barclays Bank PLC
705	10/05/26	2.410%	3-month LIBOR(1)	(49,331)	—	(49,331)	Barclays Bank PLC
670	10/06/26	2.312%	3-month LIBOR(1)	(54,681)	—	(54,681)	JPMorgan Chase Bank
6,880	02/06/27	2.382%	3-month LIBOR(2)	594,203	—	594,203	Bank of Nova Scotia
5,970	03/30/27	2.674%	3-month LIBOR(2)	346,765	—	346,765	Bank of Nova Scotia
1,570	08/24/41	3.074%	3-month LIBOR(2)	161,582	—	161,582	Citibank N.A.
1,570	08/24/41	3.065%	3-month LIBOR(2)	164,175	—	164,175	Citibank N.A.
1,590	09/06/41	3.110%	3-month LIBOR(2)	154,414	—	154,414	UBS AG
1,590	09/06/41	3.028%	3-month LIBOR(2)	179,142	—	179,142	UBS AG
1,560	09/08/41	2.954%	3-month LIBOR(1)	(197,708)	—	(197,708)	Barclays Bank PLC
1,200	09/09/41	3.019%	3-month LIBOR(1)	(137,291)	—	(137,291)	Barclays Bank PLC
1,720	10/11/41	2.719%	3-month LIBOR(2)	276,450	—	276,450	JPMorgan Chase Bank
1,750	10/17/41	2.905%	3-month LIBOR(1)	(219,390)	—	(219,390)	Barclays Bank PLC
1,700	12/12/41	2.685%	3-month LIBOR(1)	(292,854)	—	(292,854)	Citibank N.A.
1,610	12/20/41	2.614%	3-month LIBOR(2)	300,322	—	300,322	Citibank N.A.
975	12/20/41	2.615%	3-month LIBOR(1)	(181,638)	—	(181,638)	Barclays Bank PLC
1,380	02/09/42	2.840%	3-month LIBOR(1)	(204,485)	—	(204,485)	Barclays Bank PLC

				$(4,014,192)	$ —	$(4,014,192)

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2013	(Depreciation)(3)
Exchange-traded swap agreements:
3,455	02/28/18	1.649%	3-month LIBOR(2)	$ 166	$ (37,073)	$ (37,239)
5,600	08/06/18	1.692%	3-month LIBOR(1)	—	67,123	67,123
4,000	08/16/18	1.650%	3-month LIBOR(1)	168	36,444	36,276
1,650	09/30/18	1.585%	3-month LIBOR(2)	157	(3,909)	(4,066)
780	11/27/18	1.592%	3-month LIBOR(2)	154	233	79
2,000	06/12/20	1.818%	3-month LIBOR(1)	—	(23,808)	(23,808)
1,800	06/13/20	1.922%	3-month LIBOR(1)	—	(9,044)	(9,044)

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2013	(Depreciation)(3)
Exchange-traded swap agreements:
3,400	06/17/20	1.836%	3-month LIBOR(1)	$ —	$ (37,811)	$ (37,811)
5,400	06/27/20	2.200%	3-month LIBOR(1)	—	66,652	66,652
1,600	07/29/20	2.205%	3-month LIBOR(1)	—	14,233	14,233
500	08/20/20	2.368%	3-month LIBOR(1)	153	8,802	8,649
3,300	08/21/20	2.440%	3-month LIBOR(1)	142	73,752	73,610
1,250	08/22/20	2.410%	3-month LIBOR(1)	157	25,178	25,021
550	08/31/20	2.490%	3-month LIBOR(2)	153	(9,773)	(9,926)
270	01/22/22	2.785%	3-month LIBOR(2)	152	(6,944)	(7,096)
2,550	06/24/23	2.622%	3-month LIBOR(1)	—	(5,587)	(5,587)
2,380	08/05/23	4.210%	3-month LIBOR(1)	—	5,651	5,651
950	08/06/23	4.220%	3-month LIBOR(1)	—	2,649	2,649
1,265	08/09/23	4.231%	3-month LIBOR(1)	156	4,049	3,893

				$ 1,558	$ 170,817	$ 169,259

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

#    Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

		Notional			Value at
Reference	Termination	Amount	Fixed	Value at	September 30,	Unrealized
Entity/Obligation	Date	(000)#(2)	Rate	Trade Date	2013	Depreciation(3)
Exchange-traded credit default swaps - Buy Protection(1):
CDX.NA.IG.20	06/20/18	2,000	1.000%	$(24,236)	$(24,845)	$(609)

(1) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2013.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$17,648,383	$ —
Commercial Mortgage-Backed Securities	—	22,797,496	—
Corporate Bonds	—	25,297,895	—
Non-Corporate Foreign Agencies	—	3,405,485	—
Sovereigns	—	8,383,514	—
U.S. Government Agency Obligations	—	8,349,390	—
U.S. Treasury Obligations	—	44,418,958	—
Affiliated Money Market Mutual Fund	24,964,965	—	—
Other Financial Instruments*
Futures Contracts	70,165	—	—
Interest Rate Swaps	169,259	(4,014,192)	—
Credit Default Swap	(609)	—	—

Total	$25,203,780	$126,286,929	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 95.9%
ASSET-BACKED SECURITIES — 13.1%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/22/14	773	$772,519
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	90	89,697
BA Credit Card Trust, Series 2006-A11, Class A11	Aaa	0.212%(c	)	04/15/16	100	99,974
Bank One Issuance Trust, Series 2004-A3, Class A3	Aaa	0.352%(c	)	02/15/17	100	99,939
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	100	115,575
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%		11/15/17	2,300	2,311,760
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.382%(c	)	01/16/18	800	800,304
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	700	718,713
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(d)	0.720%		12/15/16	500	501,043
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.562%(c	)	01/15/18	1,600	1,598,670
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.620%(c	)	10/20/17	1,800	1,802,020
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.580%(c	)	04/20/18	2,000	1,995,150
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	1,420	1,420,331
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	879	879,490
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	1	1,484
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	550	551,434
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.482%(c	)	02/15/18	2,250	2,246,224
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	162	162,093
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	503	503,155

TOTAL ASSET-BACKED SECURITIES (cost $16,666,925)						16,669,575

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.8%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	1,500	1,580,379
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	750	778,252
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	2,300	2,290,853
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	AA+(d)	3.974%(c	)	01/25/21	3,400	3,634,399
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	1,000	943,440
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	539	552,116
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%(c	)	04/10/38	400	433,288

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	610	$672,310
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.798%(c	)	06/15/49	929	951,246
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%		12/15/47	1,800	1,754,248
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.679%(c	)	05/12/39	160	174,699
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.469%(c	)	02/12/39	50	53,957
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	2,280	2,372,620
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.289%(c	)	12/15/44	2,680	2,866,622
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	Aaa	5.558%(c	)	03/15/45	100	108,505
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c	)	06/15/45	800	882,330
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	1,280	1,263,717

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,928,922)						21,312,981

CORPORATE BONDS — 21.2%
Aerospace & Defense — 0.2%
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%		01/15/23	235	216,554

Automotive — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18	560	555,593

Banking — 4.7%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	230	211,247
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	615	686,993
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%		09/01/17	150	169,863
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	200	211,620
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	375	393,012
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	125	159,655
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	1,085	1,060,846
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	450	485,620
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%		01/24/22	275	304,877
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%		03/30/22	250	254,377
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%		01/14/22	250	269,714
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	405	382,074
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%		08/15/21	200	207,174
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%		04/23/19	125	146,453
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%		01/25/21	675	749,324
Wells Fargo & Co., Sub. Notes, Series M	A3	3.450%		02/13/23	325	304,189

						5,997,038

Cable — 0.7%
Comcast Corp., Gtd. Notes	A3	3.125%		07/15/22	170	165,621
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%		03/15/22	420	392,007
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%		04/15/19	305	296,146

						853,774

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Capital Goods — 0.9%
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	4.250%	03/01/21	100	$109,171
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	65	64,829
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	200	210,304
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%	06/01/22	565	555,810
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	40	41,337
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	140	147,164

					1,128,615

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	150	139,186
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	600	703,418
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	550	506,437
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21	175	184,383
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	380	357,819
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	175	187,072

					2,078,315

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	125	131,636

Energy - Integrated — 1.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	400	388,031
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846%	05/05/17	100	100,856
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	70	73,207
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	300	289,655
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	105	113,444
Chevron Corp., Sr. Unsec’d. Notes(h)	Aa1	2.355%	12/05/22	420	386,682

					1,351,875

Energy - Other — 1.2%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	575	577,176
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	2.600%	12/01/22	560	520,055
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	245	255,063
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	150	156,382

					1,508,676

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.375%	01/15/20	100	114,941
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	125	157,287
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	104	118,397
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	02/10/20	96	108,400

					499,025

Healthcare & Pharmaceutical — 1.3%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	11/06/18	885	868,972
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	100	103,325
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21	385	412,412

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Healthcare & Pharmaceutical (cont’d.)
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	55	$54,119
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	215	201,565

					1,640,393

Healthcare Insurance — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	575	530,628
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21	125	130,914
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	125	136,637
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23	235	221,513

					1,019,692

Insurance — 1.9%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	455	488,106
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	140	159,191
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.200%	03/15/22	320	327,608
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	350	382,685
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	125	156,559
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	525	497,996
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	A1	2.875%	12/06/22	175	164,668
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625%	03/15/22	245	253,267

					2,430,080

Media & Entertainment — 1.2%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	200	209,412
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	200	215,311
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	30	30,321
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	50	54,398
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	06/15/22	465	433,148
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN(h)	A2	2.350%	12/01/22	645	592,191

					1,534,781

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A1	3.100%	01/09/23	250	233,870
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	55	52,005
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	45	48,287
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	60	63,943
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	75	87,284
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	250	271,894

					757,283

Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes	Baa3	4.750%	02/15/22	290	305,415

Pipelines & Other — 1.1%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	09/01/23	385	358,950
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	175	172,061
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	600	631,329

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other (cont’d.)
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21	60	$59,110
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	150	151,821

					1,373,271

Railroads — 0.3%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	200	210,626
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	150	175,890

					386,516

Real Estate Investment Trusts — 0.1%
Simon Property Group LP, Sr. Unsec’d. Notes	A2	2.800%	01/30/17	65	67,352
Simon Property Group LP, Sr. Unsec’d. Notes	A2	6.125%	05/30/18	65	76,236

					143,588

Retailers — 0.9%
Costco Wholesale Corp., Sr. Unsec’d. Notes(h)	A1	1.125%	12/15/17	1,020	1,002,859
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	100	108,602

					1,111,461

Technology — 0.4%
Apple, Inc., Sr. Unsec’d. Notes(h)	Aa1	2.400%	05/03/23	535	484,272

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	210	213,528
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	305	308,870
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.600%	04/01/21	200	212,532
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/23	630	675,225

					1,410,155

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	50	66,101

TOTAL CORPORATE BONDS (cost $27,262,409)					26,984,109

NON-CORPORATE FOREIGN AGENCIES — 4.8%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	1.750%	09/11/18	840	847,370
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aa1	2.375%	03/31/16	370	384,023
Export Development Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.500%	10/03/18	1,030	1,029,155
KFW (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	1,710	1,680,417
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	1,118	1,087,702
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/18	615	615,776
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%	01/17/23	440	402,066

TOTAL NON-CORPORATE FOREIGN AGENCIES
(cost $6,099,510)					6,046,509

SOVEREIGNS — 5.2%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	850	848,546
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	NR	2.875%	09/15/14	1,100	1,124,563
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	100	99,940

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
SOVEREIGNS (Continued)
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%		04/25/16	200	$198,780
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%		05/22/15	720	722,843
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	1.125%		05/02/17	500	501,600
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%		03/17/16	680	707,257
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	1,210	1,210,499
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	710	706,876
Spain Government International Bond (Spain), Notes, 144A	Baa3	4.000%		03/06/18	500	508,150

TOTAL SOVEREIGNS (cost $6,662,936)						6,629,054

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
Federal Farm Credit Bank		1.625%		11/19/14	500	508,176
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	260	253,058
Federal National Mortgage Assoc.(h)		0.875%		05/21/18	1,120	1,088,130
Federal National Mortgage Assoc		1.625%		11/27/18	780	776,744
Federal National Mortgage Assoc		1.875%		09/18/18	2,285	2,309,701
Financing Corp. FICO Strips Principal, Series D-P		3.124%(s)		09/26/19	1,500	1,315,600
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.427%(s)		03/15/22	170	132,196
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		09/18/23-12/04/23	400	474,945
Resolution Funding Corp. Interest Strip		4.496%(s)		01/15/22	1,700	1,348,012

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,840,580)						8,206,562

U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Bonds		2.875%		05/15/43	2,295	1,947,881
U.S. Treasury Bonds(k)		8.000%		11/15/21	2,995	4,286,360
U.S. Treasury Inflation Indexed Bonds, TIPS		0.125%		04/15/18	960	988,944
U.S. Treasury Inflation Indexed Bonds, TIPS		0.375%		07/15/23	607	604,144
U.S. Treasury Notes		0.250%		07/31/15	340	339,748
U.S. Treasury Notes		0.250%		09/30/15	540	539,199
U.S. Treasury Notes		0.750%		10/31/17	3,500	3,451,875
U.S. Treasury Notes		0.875%		09/15/16	1,200	1,208,813
U.S. Treasury Notes		1.375%		06/30/18	7,020	7,038,098
U.S. Treasury Notes(h)		1.375%		07/31/18	2,820	2,825,068
U.S. Treasury Notes		1.375%		09/30/18	705	704,504
U.S. Treasury Notes		2.000%		09/30/20	585	584,634
U.S. Treasury Notes		2.125%		08/31/20	8,985	9,064,320
U.S. Treasury Strips Coupon		2.171%(s	)	02/15/22	1,935	1,570,761
U.S. Treasury Strips Principal		0.401%(s	)	11/15/15	700	694,618
U.S. Treasury Strips Principal		7.808%(s	)	02/15/43	265	83,351

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,737,366)						35,932,318

TOTAL LONG-TERM INVESTMENTS (cost $122,198,648)						121,781,108

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $3,136,612)(w)	3,136,612	$3,136,612

TOTAL INVESTMENTS — 98.4% (cost $125,335,260)		124,917,720
Other assets in excess of liabilities(x) — 1.6%		2,069,293

NET ASSETS — 100.0%		$126,987,013

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Association
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TIPS	Treasury Inflation Protected Securities
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2013	(Depreciation)(1)
Long Positions:
100	90 Day Euro Dollar	Dec. 2013	$24,926,451	$ 24,928,750	$ 2,299
18	2 Year U.S. Treasury Notes	Dec. 2013	3,949,103	3,964,781	15,678
477	5 Year U.S. Treasury Notes	Dec. 2013	56,952,840	57,739,359	786,519

					804,496

Short Positions:
49	10 Year U.S. Treasury Notes	Dec. 2013	6,158,573	6,193,141	(34,568)
120	U.S. Long Bond	Dec. 2013	15,695,045	16,005,000	(309,955)
26	U.S. Ultra Bond	Dec. 2013	3,627,652	3,694,438	(66,786)

					(411,309)

					$ 393,187

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
10,415	10/30/13	0.563%	3 month LIBOR(2)	$(22,440)	$—	$(22,440)	Morgan Stanley Capital Services
7,650	05/28/14	0.580%	3 month LIBOR(2)	(27,699)	—	(27,699)	Barclays Bank PLC
10,600	08/15/14	0.620%	3 month LIBOR(2)	(32,825)	—	(32,825)	Barclays Bank PLC
7,855	08/27/14	0.630%	3 month LIBOR(2)	(25,287)	—	(25,287)	Barclays Bank PLC
7,855	08/28/14	0.630%	3 month LIBOR(2)	(25,212)	—	(25,212)	Barclays Bank PLC
1,400	09/19/14	0.669%	3 month LIBOR(2)	(5,009)	—	(5,009)	JPMorgan Chase Bank
5,905	10/28/14	0.809%	3 month LIBOR(2)	(48,171)	—	(48,171)	Barclays Bank PLC
590	12/04/14	0.371%	3 month LIBOR(2)	(831)	—	(831)	Morgan Stanley Capital Services
30,000	08/29/15	0.531%	3 month LIBOR(2)	(57,486)	—	(57,486)	Bank of Nova Scotia
4,950	09/28/15	0.491%	3 month LIBOR(1)	3,536	—	3,536	Credit Suisse International
5,950	10/04/15	0.445%	3 month LIBOR(2)	(7,030)	—	(7,030)	Bank of Nova Scotia
34,965	06/07/16	0.654%	3 month LIBOR(1)	69,043	—	69,043	JPMorgan Chase Bank
870	08/22/16	1.168%	3 month LIBOR(2)	(11,969)	—	(11,969)	Morgan Stanley Capital Services
17,250	08/31/16	0.978%	3 month LIBOR(2)	(134,337)	—	(134,337)	JPMorgan Chase Bank
17,250	08/31/16	0.975%	3 month LIBOR(2)	(132,506)	—	(132,506)	JPMorgan Chase Bank
4,665	08/31/16	0.934%	3 month LIBOR(1)	30,142	—	30,142	Credit Suisse International
18,640	11/30/16	0.936%	3 month LIBOR(2)	(119,901)	—	(119,901)	JPMorgan Chase Bank
18,640	11/30/16	0.935%	3 month LIBOR(2)	(119,473)	—	(119,473)	JPMorgan Chase Bank
35,200	12/02/16	1.310%	3 month LIBOR(2)	(682,392)	—	(682,392)	Barclays Bank PLC
2,640	12/06/16	1.388%	3 month LIBOR(2)	(57,775)	—	(57,775)	Barclays Bank PLC
8,375	01/31/17	1.055%	3 month LIBOR(1)	56,696	—	56,696	Bank of Nova Scotia
7,500	05/25/17	1.090%	3 month LIBOR(1)	47,279	—	47,279	Bank of Nova Scotia
5,000	08/17/17	0.978%	3 month LIBOR(1)	(20,282)	—	(20,282)	Bank of Nova Scotia
2,300	08/20/17	1.010%	3 month LIBOR(1)	(6,969)	—	(6,969)	Bank of Nova Scotia
6,300	08/28/17	0.872%	3 month LIBOR(1)	(56,411)	—	(56,411)	Bank of Nova Scotia
5,605	08/31/17	0.751%	3 month LIBOR(2)	77,786	—	77,786	Bank of Nova Scotia
4,900	10/26/17	0.861%	3 month LIBOR(1)	(47,109)	—	(47,109)	Credit Suisse International
4,900	11/21/17	0.770%	3 month LIBOR(1)	(75,913)	—	(75,913)	Bank of Nova Scotia
10,745	12/05/17	0.758%	3 month LIBOR(1)	(182,661)	—	(182,661)	Morgan Stanley Capital Services
5,600	12/05/17	0.758%	3 month LIBOR(1)	(95,198)	—	(95,198)	Morgan Stanley Capital Services
3,800	12/28/17	0.886%	3 month LIBOR(1)	(48,767)	—	(48,767)	Barclays Bank PLC
4,900	03/08/18	0.959%	3 month LIBOR(2)	75,704	—	75,704	Barclays Bank PLC
270	05/15/18	2.318%	3 month LIBOR(1)	13,604	—	13,604	JPMorgan Chase Bank
1,118	05/17/18	0.989%	3 month LIBOR(2)	17,049	—	17,049	Credit Suisse International
72,000	05/31/18	1.218%	3 month LIBOR(1)	(365,803)	—	(365,803)	Barclays Bank PLC
11,250	06/03/18	1.187%	3 month LIBOR(1)	(77,498)	—	(77,498)	Barclays Bank PLC
8,750	08/15/18	1.890%	3 month LIBOR(2)	(184,622)	—	(184,622)	Barclays Bank PLC
1,070	08/30/18	1.850%	3 month LIBOR(1)	19,343	—	19,343	Morgan Stanley Capital Services
700	08/31/18	1.892%	3 month LIBOR(2)	(14,172)	—	(14,172)	Barclays Bank PLC
1,800	09/02/18	1.812%	3 month LIBOR(2)	(28,472)	—	(28,472)	Bank of America N.A.
910	09/21/18	1.673%	3 month LIBOR(2)	(6,836)	—	(6,836)	Barclays Bank PLC
1,940	10/21/18	1.908%	3 month LIBOR(2)	(49,061)	—	(49,061)	Barclays Bank PLC
4,000	12/08/18	1.802%	3 month LIBOR(2)	(61,958)	—	(61,958)	Barclays Bank PLC
2,720	12/14/18	1.709%	3 month LIBOR(2)	(27,277)	—	(27,277)	Barclays Bank PLC
10,200	01/04/19	1.662%	3 month LIBOR(2)	(51,166)	—	(51,166)	Barclays Bank PLC
2,120	01/17/19	1.602%	3 month LIBOR(2)	(1,340)	—	(1,340)	Barclays Bank PLC
5,300	02/21/19	1.642%	3 month LIBOR(2)	1,829	—	1,829	JPMorgan Chase Bank
2,110	03/05/19	1.642%	3 month LIBOR(2)	2,913	—	2,913	Bank of Nova Scotia
17,330	03/27/19	1.829%	3 month LIBOR(2)	(115,958)	—	(115,958)	Barclays Bank PLC
14,350	06/20/19	1.306%	3 month LIBOR(2)	332,213	—	332,213	Bank of Nova Scotia
7,415	07/23/19	1.220%	3 month LIBOR(2)	236,347	—	236,347	Bank of Nova Scotia
7,300	07/31/19	1.176%	3 month LIBOR(2)	256,896	—	256,896	Bank of Nova Scotia
4,300	08/01/19	1.229%	3 month LIBOR(2)	138,629	—	138,629	Bank of Nova Scotia
16,750	08/06/19	1.211%	3 month LIBOR(2)	565,319	—	565,319	Bank of Nova Scotia
4,000	08/08/19	1.271%	3 month LIBOR(2)	121,595	—	121,595	Credit Suisse International
33,000	08/29/19	1.299%	3 month LIBOR(2)	1,010,300	—	1,010,300	Bank of Nova Scotia
2,950	10/02/19	1.188%	3 month LIBOR(2)	103,144	—	103,144	Bank of Nova Scotia
5,000	10/09/19	1.221%	3 month LIBOR(2)	167,322	—	167,322	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
3,200	10/11/19	1.220%	3 month LIBOR(2)	$107,966	$—	$107,966	Bank of Nova Scotia
3,600	10/19/19	1.264%	3 month LIBOR(2)	114,657	—	114,657	Barclays Bank PLC
17,400	10/29/19	1.376%	3 month LIBOR(2)	444,223	—	444,223	Barclays Bank PLC
20,800	10/30/19	1.311%	3 month LIBOR(2)	618,172	—	618,172	Barclays Bank PLC
6,130	11/15/19	1.499%	3 month LIBOR(1)	(119,068)	—	(119,068)	Citibank N.A.
6,130	11/15/19	1.334%	3 month LIBOR(2)	182,671	—	182,671	Citibank N.A.
3,300	11/28/19	1.208%	3 month LIBOR(2)	128,746	—	128,746	Barclays Bank PLC
3,000	11/29/19	1.200%	3 month LIBOR(1)	(118,707)	—	(118,707)	Morgan Stanley Capital Services
8,100	12/03/19	1.179%	3 month LIBOR(2)	334,017	—	334,017	Bank of Nova Scotia
4,500	12/12/19	1.152%	3 month LIBOR(2)	196,709	—	196,709	Bank of Nova Scotia
6,425	02/15/20	1.355%	3 month LIBOR(1)	(243,721)	—	(243,721)	Morgan Stanley Capital Services
50,000	02/25/20	1.483%	3 month LIBOR(2)	1,536,523	—	1,536,523	Bank of Nova Scotia
4,800	03/06/20	1.381%	3 month LIBOR(2)	182,438	—	182,438	Barclays Bank PLC
44,300	03/21/20	1.455%	3 month LIBOR(2)	1,544,187	—	1,544,187	Morgan Stanley Capital Services
1,100	04/16/20	1.359%	3 month LIBOR(2)	40,866	—	40,866	JPMorgan Chase Bank
5,400	04/18/20	1.346%	3 month LIBOR(2)	206,981	—	206,981	JPMorgan Chase Bank
200	06/08/21	4.640%	3 month LIBOR(1)	12,319	—	12,319	Morgan Stanley Capital Services
500	07/26/21	3.068%	3 month LIBOR(1)	28,742	—	28,742	Morgan Stanley Capital Services
100	07/28/21	3.085%	3 month LIBOR(1)	5,861	—	5,861	Bank of America N.A.
23,595	08/09/21	2.579%	3 month LIBOR(1)	446,111	—	446,111	Morgan Stanley Capital Services
37,400	08/11/21	2.590%	3 month LIBOR(1)	730,074	—	730,074	Morgan Stanley Capital Services
1,025	08/19/21	2.280%	3 month LIBOR(2)	4,834	—	4,834	Bank of America N.A.
3,000	08/24/21	2.252%	3 month LIBOR(1)	(21,994)	—	(21,994)	Bank of America N.A.
2,400	08/25/21	2.282%	3 month LIBOR(1)	(12,423)	—	(12,423)	Morgan Stanley Capital Services
1,710	08/25/21	2.222%	3 month LIBOR(2)	16,713	—	16,713	Bank of America N.A.
2,900	09/06/21	2.265%	3 month LIBOR(2)	22,337	—	22,337	UBS AG
500	09/13/21	2.171%	3 month LIBOR(2)	7,736	—	7,736	Bank of America N.A.
10,695	09/27/21	1.932%	3 month LIBOR(1)	(373,506)	—	(373,506)	Citibank N.A.
690	10/03/21	2.160%	3 month LIBOR(1)	(5,716)	—	(5,716)	Morgan Stanley Capital Services
920	10/06/21	2.060%	3 month LIBOR(2)	15,258	—	15,258	UBS AG
16,300	10/13/21	2.340%	3 month LIBOR(1)	85,523	—	85,523	UBS AG
4,985	10/14/21	2.405%	3 month LIBOR(1)	51,604	—	51,604	UBS AG
50,075	11/25/21	2.148%	3 month LIBOR(1)	(736,025)	—	(736,025)	Morgan Stanley Capital Services
13,565	11/29/21	2.129%	3 month LIBOR(1)	(224,531)	—	(224,531)	JPMorgan Chase Bank
8,950	11/30/21	2.229%	3 month LIBOR(1)	(76,987)	—	(76,987)	JPMorgan Chase Bank
2,000	01/25/22	2.171%	3 month LIBOR(1)	(39,360)	—	(39,360)	Bank of Nova Scotia
4,850	01/31/22	2.038%	3 month LIBOR(1)	(150,313)	—	(150,313)	Citibank N.A.
1,145	02/21/22	2.105%	3 month LIBOR(2)	31,803	—	31,803	JPMorgan Chase Bank
765	02/21/22	2.100%	3 month LIBOR(2)	21,554	—	21,554	JPMorgan Chase Bank
1,160	02/23/22	2.117%	3 month LIBOR(2)	31,320	—	31,320	JPMorgan Chase Bank
6,450	03/09/22	2.045%	3 month LIBOR(1)	(220,399)	—	(220,399)	Bank of Nova Scotia
28,400	03/19/22	2.389%	3 month LIBOR(1)	(222,540)	—	(222,540)	Bank of Nova Scotia
3,100	03/23/22	2.368%	3 month LIBOR(1)	(30,603)	—	(30,603)	Citibank N.A.
11,600	04/13/22	2.132%	3 month LIBOR(1)	(240,809)	—	(240,809)	Bank of Nova Scotia
2,650	05/15/22	1.988%	3 month LIBOR(2)	96,497	—	96,497	JPMorgan Chase Bank
11,500	05/17/22	1.948%	3 month LIBOR(1)	(459,221)	—	(459,221)	Bank of Nova Scotia
13,910	05/18/22	1.951%	3 month LIBOR(1)	(552,433)	—	(552,433)	Morgan Stanley Capital Services
15,000	05/21/22	1.892%	3 month LIBOR(1)	(676,400)	—	(676,400)	Bank of Nova Scotia
12,300	06/07/22	1.771%	3 month LIBOR(1)	(699,823)	—	(699,823)	Bank of Nova Scotia
9,900	10/25/22	1.801%	3 month LIBOR(1)	(602,171)	—	(602,171)	Credit Suisse International
4,015	12/31/22	3.510%	3 month LIBOR(1)	641,432	—	641,432	Citibank N.A.
3,500	12/31/22	4.063%	3 month LIBOR(1)	853,724	—	853,724	Citibank N.A.
2,500	12/31/22	3.843%	3 month LIBOR(1)	559,414	—	559,414	JPMorgan Chase Bank
3,565	02/14/23	2.069%	3 month LIBOR(1)	(175,709)	—	(175,709)	Bank of Nova Scotia
2,800	02/19/23	2.105%	3 month LIBOR(2)	130,762	—	130,762	Bank of Nova Scotia
4,600	04/10/23	1.905%	3 month LIBOR(2)	277,827	—	277,827	Bank of Nova Scotia
2,200	04/15/23	1.948%	3 month LIBOR(2)	125,596	—	125,596	Bank of Nova Scotia
37,000	06/05/23	2.343%	3 month LIBOR(2)	951,048	—	951,048	Barclays Bank PLC

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
3,000	06/05/23	2.299%	3 month LIBOR(1)	$(89,255)	$ —	$ (89,255)	Citibank N.A.
4,445	10/05/26	2.410%	3 month LIBOR(1)	(311,027)	—	(311,027)	Barclays Bank PLC
3,830	10/06/26	2.312%	3 month LIBOR(1)	(312,579)	—	(312,579)	JPMorgan Chase Bank
1,890	11/02/26	2.772%	3 month LIBOR(2)	56,983	—	56,983	Barclays Bank PLC
27,700	11/30/26	2.550%	3 month LIBOR(1)	(1,637,692)	—	(1,637,692)	JPMorgan Chase Bank
1,350	12/21/26	2.388%	3 month LIBOR(2)	108,315	—	108,315	Barclays Bank PLC
870	02/06/27	2.382%	3 month LIBOR(2)	75,139	—	75,139	Bank of Nova Scotia
730	02/14/27	2.502%	3 month LIBOR(1)	(53,339)	—	(53,339)	Barclays Bank PLC
1,000	02/23/27	2.540%	3 month LIBOR(2)	69,538	—	69,538	Barclays Bank PLC
2,400	03/30/27	2.674%	3 month LIBOR(2)	139,403	—	139,403	Bank of Nova Scotia
2,700	04/19/27	2.552%	3 month LIBOR(2)	166,003	—	166,003	Barclays Bank PLC
4,500	07/12/27	2.065%	3 month LIBOR(2)	581,588	—	581,588	Barclays Bank PLC
345	09/06/41	3.110%	3 month LIBOR(2)	33,505	—	33,505	UBS AG
345	09/06/41	3.028%	3 month LIBOR(2)	38,870	—	38,870	UBS AG
360	09/08/41	2.954%	3 month LIBOR(1)	(45,625)	—	(45,625)	Barclays Bank PLC
100	09/09/41	3.019%	3 month LIBOR(1)	(11,441)	—	(11,441)	Barclays Bank PLC
590	10/11/41	2.719%	3 month LIBOR(2)	94,829	—	94,829	JPMorgan Chase Bank
630	10/17/41	2.905%	3 month LIBOR(1)	(78,980)	—	(78,980)	Barclays Bank PLC
680	12/20/41	2.615%	3 month LIBOR(1)	(126,681)	—	(126,681)	Barclays Bank PLC
515	01/10/42	2.718%	3 month LIBOR(1)	(87,056)	—	(87,056)	Barclays Bank PLC
1,060	01/12/42	2.772%	3 month LIBOR(2)	168,214	—	168,214	Citibank N.A.
860	02/09/42	2.840%	3 month LIBOR(1)	(127,433)	—	(127,433)	Barclays Bank PLC

				$ 3,753,938	$ —	$ 3,753,938

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2013	(Depreciation)(3)
Exchange-traded swap agreements:
3,300	02/28/18	1.649%	3 month LIBOR(2)	$ 165	$ (35,410)	$ (35,575)
1,000	08/06/18	1.692%	3 month LIBOR(1)	—	11,986	11,986
1,645	09/30/18	1.585%	3 month LIBOR(2)	157	(3,897)	(4,054)
780	11/27/18	1.592%	3 month LIBOR(2)	154	233	79
525	08/31/20	2.490%	3 month LIBOR(2)	153	(9,328)	(9,481)
260	01/22/22	2.785%	3 month LIBOR(2)	152	(6,687)	(6,839)
2,415	08/05/23	4.210%	3 month LIBOR(1)	161	5,734	5,573
965	08/06/23	4.220%	3 month LIBOR(1)	154	2,690	2,536
1,265	08/09/23	4.231%	3 month LIBOR(1)	156	4,049	3,893
550	08/16/23	2.891%	3 month LIBOR(1)	43	8,952	8,909
150	08/21/23	3.031%	3 month LIBOR(1)	36	4,298	4,262

				$1,331	$ (17,380)	$ (18,711)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Depreciation(3)
Exchange-traded credit default swaps - Buy Protection(1):
CDX.NA.IG.20	06/20/18	2,000	1.000%	$ (24,236)	$ (24,845)	$ (609)

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2013

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$ —	$ 16,669,575	$ —
Commercial Mortgage-Backed Securities	—	21,312,981	—
Corporate Bonds	—	26,984,109	—
Non-Corporate Foreign Agencies	—	6,046,509	—
Sovereigns	—	6,629,054	—
U.S. Government Agency Obligations	—	8,206,562	—
U.S. Treasury Obligations	—	35,932,318	—
Affiliated Money Market Mutual Fund	3,136,612	—	—
Other Financial Instruments*
Futures Contracts	393,187	—	—
Interest Rate Swaps	(18,711)	3,753,938	—
Credit Default Swaps	(609)	—	—

Total	$3,510,479	$125,535,046	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 102.4%
ASSET-BACKED SECURITIES — 11.0%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/15/16	44	$43,977
Ally Auto Receivables Trust, Series 2012-4, Class A2	Aaa	0.480%		05/15/15	504	503,763
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/20/14	119	118,849
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.382%(c	)	02/15/18	1,210	1,231,870
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.332%(c	)	03/15/18	400	399,544
American Express Credit Account Master Trust, Series 2013-1, Class A	Aaa	0.602%(c	)	02/16/21	4,300	4,300,000
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	Aaa	1.150%		11/08/16	2,000	2,001,506
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	99	99,090
Bank of America Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.222%(c	)	12/15/16	1,000	995,576
Bank of America Credit Card Trust, Series 2007-B3, Class B3	Aa2	0.382%(c	)	08/15/16	1,800	1,797,485
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.932%(c	)	03/15/16	2,650	2,654,910
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%		09/15/16	50	50,168
CarMax Auto Owner Trust, Series 2012-2, Class A2	Aaa	0.640%		05/15/15	264	263,938
CarMax Auto Owner Trust, Series 2013-3, Class A2	AAA(d)	0.590%		08/15/16	3,500	3,502,072
Chase Issuance Trust, Series 2003-A7, Class A7	Aaa	4.150%		07/07/17	3,100	3,293,102
Chase Issuance Trust, Series 2007-C1, Class C1	Baa2	0.642%(c	)	04/15/19	3,500	3,448,078
Chase Issuance Trust, Series 2012-A3, Class A3	AAA(d)	0.790%		06/15/17	2,300	2,307,710
Chase Issuance Trust, Series 2012-A7, Class A7	AAA(d)	2.160%		09/15/24	2,000	1,836,550
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	1,000	997,761
Chase Issuance Trust, Series 2012-A9, Class A9	AAA(d)	0.332%(c	)	10/15/17	1,300	1,298,618
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2	Aaa	1.329%(c	)	01/23/20	1,900	1,965,160
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	AAA(d)	0.460%(c	)	05/24/18	1,000	994,004
Discover Card Execution Note Trust, Series 2013-A3, Class A3	Aaa	0.362%(c	)	10/15/18	1,000	998,362
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%		11/15/17	435	437,224
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.382%(c	)	01/15/18	537	537,204
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	AAA(d)	1.060%		03/20/19	2,000	2,001,306
Fifth Third Auto Trust, Series 2013-1, Class A2	Aaa	0.590%		03/15/16	2,000	2,000,582
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	300	308,020
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(d)	0.720%		12/15/16	100	100,209
Ford Credit Auto Owner Trust, Series 2012-C, Class A2	Aaa	0.470%		04/15/15	88	88,136
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	Aaa	0.510%		04/15/17	700	699,243

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2013-C, Class A2	Aaa	0.550%		04/15/16	3,200	$3,202,653
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.562%(c	)	01/15/18	500	499,584
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.620%(c	)	10/20/17	500	500,561
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.580%(c	)	04/20/18	800	798,060
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	237	236,722
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	52	51,735
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	Aaa	0.730%		01/25/16	3,400	3,402,071
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	50	50,130
Honda Auto Receivables Owner Trust, Series 2012-2, Class A2	Aaa	0.560%		11/17/14	25	25,225
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	Aaa	0.530%		02/16/17	800	798,627
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	Aaa	0.770%		05/15/17	1,900	1,903,475
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.532%(c	)	03/15/16	400	400,175
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.082%(c	)	11/15/16	1,000	1,002,345
Mercedes-Benz Auto Lease Trust, Series 2013-1, Class A2	AAA(d)	0.500%		03/15/16	3,500	3,501,152
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	AAA(d)	0.490%		06/15/15	800	800,056
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	Aaa	0.690%		05/09/16	2,000	2,000,404
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%		05/15/16	50	50,124
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2	Aaa	0.520%		04/15/16	3,300	3,301,610
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.482%(c	)	02/15/18	775	773,700
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	Aaa	0.890%		09/15/16	1,100	1,102,115
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	Aaa	0.630%		12/20/15	3,500	3,501,494
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/15/15	304	303,994
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	67	67,087

TOTAL ASSET-BACKED SECURITIES (cost $69,674,155)						69,547,116

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.6%
Banc of America Commercial Mortgage Trust, Series 2005-3, Class A4	Aa3	4.668%		07/10/43	5,603	5,903,242
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	AAA(d)	5.924%(c	)	05/10/45	700	767,515
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	Aaa	5.369%		10/10/45	50	51,703

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4	AAA(d)	5.405%(c	)	12/11/40	60	$64,081
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(d)	5.736%		06/11/50	45	46,197
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	3,300	3,286,876
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	100	109,675
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	3,100	3,109,254
Commercial Mortgage Pass-Through Certificates, Series 2013-CR8, Class A2	Aaa	2.367%		06/10/46	6,900	6,959,319
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(c	)	08/10/42	7,635	7,894,521
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.567%(c	)	02/15/39	100	108,437
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c	)	02/15/38	8,247	8,537,572
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	AAA(d)	5.100%(c	)	08/15/38	630	666,431
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	Aaa	3.531%		06/25/20	50	52,353
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	Aaa	4.186%(c	)	12/25/20	1,060	1,147,224
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	Aaa	3.974%(c	)	01/25/21	1,100	1,175,835
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	Aaa	3.320%(c	)	02/25/23	4,000	4,012,608
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	Aaa	2.615%		01/25/23	6,800	6,415,392
Greenwich Commercial Capital Funding Corp., Series 2005-GG5, Class A5	Aa2	5.224%(c	)	04/10/37	14,138	15,025,188
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	Aaa	4.751%		07/10/39	3,735	3,899,837
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%(c	)	04/10/38	130	140,819
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,520	1,675,265
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.368%(c	)	12/15/44	11,450	12,271,538
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.987%(c	)	06/15/49	93	95,125
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A3	Aaa	6.124%(c	)	02/15/51	50	51,048
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%		12/15/47	600	584,749
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C12, Class A3	Aaa	3.272%		07/15/45	2,500	2,525,388
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	Aaa	2.665%		01/15/46	6,400	6,539,699
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047%(c	)	07/12/38	2,225	2,363,762
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.872%(c	)	05/12/39	150	163,780
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	6.086%(c	)	06/12/46	300	330,289

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%(c	)	12/12/49	750	$818,664
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A5	AAA(d)	4.700%		07/15/56	50	51,146
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	Aaa	2.111%		03/15/45	8,100	8,212,388
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	155	156,426
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	1,000	1,040,623
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%(c	)	12/15/44	1,000	1,069,635
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	Aaa	5.416%(c	)	01/15/45	500	543,298
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	Aaa	5.915%(c	)	05/15/43	300	329,959
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%		10/15/48	500	548,934
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	1,560	1,716,271
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.123%(c	)	02/15/51	100	110,509
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	500	493,640

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $111,626,783)						111,066,215

CORPORATE BONDS — 14.5%
Aerospace & Defense
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%		01/15/23	75	69,113

Automotive — 0.3%
Cummins, Inc., Sr. Unsec’d. Notes	A3	3.650%		10/01/23	455	458,084
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18	200	198,426
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%		01/15/20	800	994,891

						1,651,401

Banking — 5.8%
American Express Co., Sr. Unsec’d. Notes	A3	1.550%		05/22/18	390	381,252
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	3,435	3,154,924
American Express Co., Sr. Unsec’d. Notes	A2	2.800%		09/19/16	55	57,546
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	3.300%		01/11/23	3,035	2,843,067
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	700	781,943
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%		10/29/15	2,315	2,363,384
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	2.150%		08/03/16	8,650	8,945,830
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.375%		03/01/23	3,310	3,149,690
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	325	340,610
Citigroup, Inc., Sub. Notes	Baa3	5.500%		09/13/25	1,010	1,038,738
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	600	586,643
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.375%		03/15/20	3,525	3,882,805
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%		01/24/22	750	831,482
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes.	Aa3	4.000%		03/30/22	100	101,751
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes.	Aa3	4.875%		01/14/22	50	53,943

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	340	$340,598
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	775	731,130
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%	01/24/22	50	52,155
JPMorgan Chase & Co., Sub. Notes	A3	3.375%	05/01/23	2,840	2,575,494
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.500%	07/28/21	425	464,815
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	325	360,785
Morgan Stanley, Sub. Notes	Baa2	4.100%	05/22/23	3,135	2,924,071
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23	250	231,440
Wells Fargo & Co., Sub. Notes	A3	3.450%	02/13/23	370	346,306

					36,540,402

Cable — 1.1%
Comcast Corp., Gtd. Notes	A3	3.125%	07/15/22	50	48,712
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%	03/15/22	50	46,667
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	175	169,920
NBCUniversal Media LLC, Gtd. Notes	A3	2.875%	01/15/23	3,415	3,247,685
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.000%	09/01/21	4,000	3,731,876

					7,244,860

Capital Goods
John Deere Capital Corp., Sr. Unsec’d. Notes	A2	2.800%	01/27/23	50	47,438

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	15	13,919
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	175	205,164
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	150	138,119
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	3,620	3,780,967
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	220	207,159
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.625%	01/15/20	669	736,554
LYB International Finance BV (Netherlands), Gtd. Notes	Baa1	4.000%	07/15/23	645	639,443

					5,721,325

Electric — 0.2%
Nextera Energy Capital, Gtd. Notes	Baa1	3.625%	06/15/23	1,535	1,457,280

Energy - Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	345	334,677
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	50	48,276
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	2,000	2,160,844
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.355%	12/05/22	135	124,291
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	235	232,295
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	465	456,721
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	275	322,128

					3,679,232

Energy - Other — 0.4%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	350	351,324
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	2.600%	12/01/22	295	273,958
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	550	572,591

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Energy - Other (cont’d.)
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	800	$980,690
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	50	52,127

					2,230,690

Foods
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	80	74,009

Healthcare & Pharmaceutical — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	11/06/18	325	319,114
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.625%	05/15/22	50	49,298
Baxter International, Inc., Sr. Unsec’d. Notes	A3	3.200%	06/15/23	925	902,515
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	2.800%	05/18/23	3,420	3,234,530
Mylan, Inc., Gtd. Notes, 144A	Baa3	1.800%	06/24/16	225	225,931
Pfizer, Inc., Sr. Unsec’d. Notes	A1	3.000%	06/15/23	1,645	1,576,831
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	145	134,347
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	25	23,438

					6,466,004

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	175	161,496
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	3.950%	09/01/20	1,350	1,409,130
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23	25	23,565

					1,594,191

Insurance — 1.3%
Allstate Corp., Sr. Unsec’d. Notes	A3	3.150%	06/15/23	740	716,616
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	2,700	2,896,455
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,000	1,178,413
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	1,300	1,422,808
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.250%	06/15/23	500	487,654
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.850%	06/24/21	1,400	1,510,443
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	150	142,285
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	20	19,429
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	A1	2.875%	12/06/22	55	51,753

					8,425,856

Media & Entertainment — 0.2%
News America, Inc., Gtd. Notes, 144A	Baa1	4.000%	10/01/23	745	745,775
Time Warner, Inc., Gtd. Notes	Baa2	3.400%	06/15/22	50	48,538
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	06/15/22	50	46,575
Walt Disney Co. (The), Sr. Unsec’d. Notes	A2	2.350%	12/01/22	210	192,806

					1,033,694

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	110	102,903
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	3,610	3,413,403
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	5	5,329

					3,521,635

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	3.350%	03/15/23	500	$473,218
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	09/01/23	350	326,318
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	215	226,226

					1,025,762

Retailers — 0.1%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A1	1.125%	12/15/17	530	521,093

Road & Rail — 0.4%
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	5.125%	04/01/19	2,250	2,583,875

Technology — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%	05/03/23	3,560	3,222,444
Oracle Corp., Sr. Unsec’d. Notes	A1	3.625%	07/15/23	630	628,318

					3,850,762

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.000%	02/15/22	50	46,890
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/23	3,720	3,987,044

					4,033,934

TOTAL CORPORATE BONDS (cost $93,908,082)					91,772,556

NON-CORPORATE FOREIGN AGENCIES — 4.7%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.000%	05/27/14	2,624	2,669,238
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.750%	09/11/18	4,360	4,398,255
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	4.250%	10/20/14	150	156,261
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes, RegS	Aaa	1.500%	03/28/14	1,530	1,538,767
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes	Aa1	3.500%	07/01/14	127	129,956
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, RegS	Aa1	1.625%	03/17/14	136	136,811
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	AAA(d)	5.000%	05/19/14	137	141,051
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.500%	05/15/14	104	104,859
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.000%	04/08/14	754	764,933
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	4.625%	05/15/14	404	414,969
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	4.750%	10/15/14	388	405,916
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	5.000%	10/15/13	137	137,218
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	5.125%	04/15/14	180	184,707
Export Development Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.500%	10/03/18	5,260	5,255,687
Inter-American Development Bank (Supranational Bank), Notes	Aaa	0.500%	05/29/14	250	250,000

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	Aaa	3.000%		04/22/14	416	$422,416
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.500%		11/13/13	138	138,007
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.500%		10/08/13	209	209,101
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	Aaa	5.500%		11/25/13	591	595,494
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes	Aaa	1.320%		10/11/13	51	51,006
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes	AAA(d)	1.440%		11/14/13	97	97,063
International Finance Corp. (Supranational Bank), Unsec’d. Notes	Aaa	2.250%		10/15/13	340	340,196
KFW (Germany), Gov’t. Gtd. Notes	Aaa	4.000%		10/15/13	978	979,222
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	0.366%(c	)	10/21/13	200	200,015
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%		05/23/18	6,346	6,174,023
Landwirtschaftliche Rentenbank (Germany), Gov’t. Gtd. Notes	Aaa	4.875%		01/10/14	125	126,546
OeBB Infrastruktur AG (Austria), Gov’t. Gtd. Notes	AA+(d)	4.625%		11/21/13	100	100,563
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%		10/01/18	3,165	3,168,994
Societe de Financement de l’Economie Francaise (France), Gov’t. Gtd. Notes, 144A	Aa1	3.375%		05/05/14	250	254,525
Societe de Financement de l’Economie Francaise (France), Gov’t. Gtd. Notes, RegS	Aa1	2.875%		09/22/14	100	102,461
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%		01/17/23	125	114,223

TOTAL NON-CORPORATE FOREIGN AGENCIES
(cost $29,812,489)						29,762,483

SOVEREIGNS — 3.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%		03/21/16	2,400	2,395,896
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%		03/07/14	730	733,738
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes	AA(d)	2.750%		03/05/15	1,400	1,443,120
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	NR	0.875%		09/14/15	300	301,140
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	AA(d)	2.875%		09/15/14	600	613,398
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	2,200	2,198,680
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	2.375%		09/10/14	3,000	3,061,110
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%		05/22/15	550	552,172
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	Aaa	0.375%		04/25/16	1,600	1,590,240
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%		03/17/16	2,530	2,631,413
Kingdom of Sweden (Sweden), Notes, MTN, 144A	Aaa	0.375%		12/22/15	300	299,460

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
SOVEREIGNS (Continued)
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	2,240	$2,240,923
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	640	637,184
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	Aaa	0.250%		09/12/15	1,300	1,294,545
Province of British Columbia (Canada), Sr. Unsec’d. Notes.	Aaa	2.000%		10/23/22	440	402,556
Republic of Austria (Austria), Notes, MTN, RegS .	Aaa	1.750%		06/17/16	1,500	1,543,440
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A	Baa3	4.000%		03/06/18	500	508,150
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	Aaa	1.000%		06/03/14	400	402,040

TOTAL SOVEREIGNS (cost $22,899,654)						22,849,205

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.1%
Federal Home Loan Banks		0.375%		08/28/15	695	694,901
Federal Home Loan Banks		1.000%		06/21/17	1,545	1,545,460
Federal Home Loan Mortgage Corp.		0.500%		04/17/15	800	802,815
Federal Home Loan Mortgage Corp.		1.375%		05/01/20	695	661,455
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	38,195	37,175,041
Federal National Mortgage Assoc.(h)		0.875%		05/21/18	12,060	11,716,833
Federal National Mortgage Assoc.		1.625%		11/27/18	3,215	3,201,577
Federal National Mortgage Assoc.		1.875%		09/18/18	24,580	24,845,710
Financing Corp. FICO Strips Principal, Series D-P		1.514%(s	)	09/26/19	1,635	1,434,005
Government National Mortgage Assoc.		3.500%		05/20/43	10,204	10,542,618
Government National Mortgage Assoc.		4.000%		TBA	17,000	17,993,438
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		1.820%(s	)	09/15/20	8,085	6,814,046
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		09/18/23-04/26/24	933	1,108,114
Residual Funding Corp. Strips Principal		1.598%(s	)	07/15/20	115	97,638
Residual Funding Corp. Strips Principal		2.228%(s	)	10/15/19	23,035	20,350,225
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%		02/15/21	500	537,114

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $140,789,609)						139,520,990

U.S. TREASURY OBLIGATIONS — 28.9%
U.S. Treasury Bonds		2.875%		05/15/43	9,695	8,228,631
U.S. Treasury Inflation Indexed Bonds, TIPS		0.125%		04/15/18	5,502	5,668,208
U.S. Treasury Inflation Indexed Bonds, TIPS		0.375%		07/15/23	3,398	3,380,209
U.S. Treasury Notes		0.250%		12/15/14	5,375	5,380,880
U.S. Treasury Notes		0.250%		02/28/15	6,030	6,034,004
U.S. Treasury Notes		0.250%		07/31/15	230	229,829
U.S. Treasury Notes		0.750%		10/31/17	18,000	17,752,500
U.S. Treasury Notes		0.875%		09/15/16	4,765	4,799,994
U.S. Treasury Notes		0.875%		01/31/18	12,560	12,395,150
U.S. Treasury Notes(k)		1.000%		08/31/16	18,780	18,979,538
U.S. Treasury Notes		1.125%		04/30/20	8,340	7,928,212
U.S. Treasury Notes		1.375%		06/30/18	16,540	16,582,640
U.S. Treasury Notes		1.375%		09/30/18	460	459,677
U.S. Treasury Notes		1.625%		08/15/22	15,910	14,821,151
U.S. Treasury Notes		2.000%		09/30/20	1,830	1,828,856
U.S. Treasury Notes		2.000%		11/15/21	5,035	4,921,712
U.S. Treasury Notes		2.125%		08/31/20	2,290	2,310,216

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

			Principal
	Interest	Maturity	Amount	Value
	Rate	Date	(000)#	(Note 2)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.375%	02/28/15	20,850	$21,486,905
U.S. Treasury Notes	2.500%	08/15/23	4,130	4,088,056
U.S. Treasury Notes	4.000%	02/15/14	6,460	6,554,884
U.S. Treasury Notes	4.750%	08/15/17	970	1,108,831
U.S. Treasury Strips Coupon	2.749%(s)	02/15/25	20	14,087
U.S. Treasury Strips Principal	2.171%(s)	02/15/22	21,790	17,688,316
U.S. Treasury Strips Principal	7.808%(s)	02/15/43	1,500	471,796

TOTAL U.S. TREASURY OBLIGATIONS (cost $183,077,574)				183,114,282

TOTAL LONG-TERM INVESTMENTS (cost $651,788,346)				647,632,847

			Shares
SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $27,694,254)(w)			27,694,254	27,694,254

TOTAL INVESTMENTS — 106.8%
(cost $679,482,600)				675,327,101
Liabilities in excess of other assets(x) — (6.8)%				(43,243,895)

NET ASSETS — 100.0%				$632,083,206

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Futures contracts open at September 30, 2013:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2013	(Depreciation(1)
Long Position:
1	U.S. Long Bond	Dec. 2013	$ 128,876	$ 133,375	$ 4,499

Short Positions:
444	2 Year U.S. Treasury Notes	Dec. 2013	97,518,246	97,797,938	(279,692)
309	5 Year U.S. Treasury Notes	Dec. 2013	36,967,199	37,403,484	(436,285)
157	10 Year U.S. Treasury Notes	Dec. 2013	19,812,518	19,843,328	(30,810)
92	U.S. Ultra Bond	Dec. 2013	12,845,740	13,072,625	(226,885)

					(973,672)

					$ (969,173)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
790	07/03/14	0.552%	3 month LIBOR(1)	$2,084	$—	$ 2,084	Bank of Nova Scotia
550	12/04/14	0.371%	3 month LIBOR(2)	(775)	—	(775)	Morgan Stanley & Co., Inc.
2,275	12/03/15	0.450%	3 month LIBOR(2)	(336)	—	(336)	Citigroup Global Markets
3,870	12/04/15	0.444%	3 month LIBOR(2)	15	—	15	Morgan Stanley & Co., Inc.
190	03/22/16	0.535%	3 month LIBOR(2)	207	—	207	Citigroup Global Markets
19,600	08/31/16	0.544%	3 month LIBOR(2)	101,997	—	101,997	Morgan Stanley & Co., Inc.
990	11/30/16	0.936%	3 month LIBOR(2)	(6,368)	—	(6,368)	JPMorgan Securities
990	11/30/16	0.935%	3 month LIBOR(2)	(6,345)	—	(6,345)	JPMorgan Securities
165	01/27/17	1.138%	3 month LIBOR(2)	(1,631)	—	(1,631)	Bank of Nova Scotia
960	03/29/17	1.267%	3 month LIBOR(2)	(10,679)	—	(10,679)	Bank of Nova Scotia
500	04/13/17	1.168%	3 month LIBOR(1)	5,958	—	5,958	Bank of Nova Scotia
585	07/16/17	0.847%	3 month LIBOR(2)	4,227	—	4,227	Bank of Nova Scotia
2,170	08/31/17	0.751%	3 month LIBOR(2)	30,115	—	30,115	Bank of Nova Scotia
750	09/25/17	0.820%	3 month LIBOR(2)	9,651	—	9,651	Bank of Nova Scotia
580	09/28/17	0.795%	3 month LIBOR(1)	(8,089)	—	(8,089)	Credit Suisse
300	10/22/17	0.882%	3 month LIBOR(2)	2,534	—	2,534	Bank of Nova Scotia
900	11/06/17	0.844%	3 month LIBOR(2)	10,072	—	10,072	Citigroup Global Markets
1,400	11/09/17	0.774%	3 month LIBOR(2)	20,285	—	20,285	Bank of Nova Scotia
3,500	11/15/17	0.762%	3 month LIBOR(2)	54,051	—	54,051	Morgan Stanley & Co., Inc.
1,680	12/04/17	0.756%	3 month LIBOR(2)	28,599	—	28,599	Morgan Stanley & Co., Inc.
1,200	12/20/17	0.868%	3 month LIBOR(2)	15,732	—	15,732	Morgan Stanley & Co., Inc.
7,930	02/08/18	0.956%	3 month LIBOR(2)	107,391	—	107,391	Citigroup Global Markets
438	05/17/18	0.989%	3 month LIBOR(2)	6,679	—	6,679	Credit Suisse
33,908	06/10/18	1.205%	3 month LIBOR(2)	220,549	—	220,549	UBS AG
35	02/21/19	1.572%	3 month LIBOR(2)	144	—	144	Citigroup Global Markets
650	05/14/19	1.538%	3 month LIBOR(1)	(4,113)	—	(4,113)	Bank of Nova Scotia
490	08/06/19	1.211%	3 month LIBOR(2)	16,538	—	16,538	Bank of Nova Scotia
900	10/09/19	1.221%	3 month LIBOR(2)	30,118	—	30,118	Morgan Stanley & Co., Inc.
200	10/11/19	1.220%	3 month LIBOR(2)	6,748	—	6,748	Bank of Nova Scotia
1,300	11/29/19	1.200%	3 month LIBOR(1)	(51,440)	—	(51,440)	Morgan Stanley & Co., Inc.
2,900	12/03/19	1.179%	3 month LIBOR(2)	119,586	—	119,586	Bank of Nova Scotia
700	12/12/19	1.152%	3 month LIBOR(2)	30,599	—	30,599	Bank of Nova Scotia
2,425	02/15/20	1.355%	3 month LIBOR(1)	(91,988)	—	(91,988)	Morgan Stanley & Co., Inc.
9,300	04/10/20	1.358%	3 month LIBOR(2)	340,877	—	340,877	Bank of Nova Scotia
3,300	04/16/20	1.359%	3 month LIBOR(2)	122,599	—	122,599	JPMorgan Securities
1,365	04/17/20	1.330%	3 month LIBOR(1)	(53,498)	—	(53,498)	Bank of Nova Scotia
7,235	09/15/20	1.582%	3 month LIBOR(2)	269,733	—	269,733	UBS AG
7,930	01/13/22	1.846%	3 month LIBOR(2)	352,548	—	352,548	Citigroup Global Markets
60	01/24/22	2.112%	3 month LIBOR(2)	1,455	—	1,455	Bank of Nova Scotia
35	02/02/22	1.914%	3 month LIBOR(2)	1,440	—	1,440	Citigroup Global Markets

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
30	02/17/22	2.018%	3 month LIBOR(2)	$1,030	$ —	$ 1,030	Bank of Nova Scotia
25	02/21/22	2.105%	3 month LIBOR(2)	694	—	694	JPMorgan Securities
15	02/21/22	2.100%	3 month LIBOR(2)	423	—	423	JPMorgan Securities
160	05/15/22	1.988%	3 month LIBOR(2)	5,826	—	5,826	JPMorgan Securities
540	05/18/22	1.951%	3 month LIBOR(1)	(21,446)	—	(21,446)	Morgan Stanley & Co., Inc.
450	06/07/22	1.771%	3 month LIBOR(1)	(25,603)	—	(25,603)	Bank of Nova Scotia
120	06/11/22	1.842%	3 month LIBOR(2)	6,167	—	6,167	Bank of Nova Scotia
700	08/02/22	1.590%	3 month LIBOR(1)	(54,960)	—	(54,960)	Bank of Nova Scotia
300	08/29/22	1.777%	3 month LIBOR(2)	19,605	—	19,605	Citigroup Global Markets
220	09/11/22	1.833%	3 month LIBOR(2)	13,666	—	13,666	Bank of Nova Scotia
1,400	09/12/22	1.790%	3 month LIBOR(1)	(92,083)	—	(92,083)	Bank of Nova Scotia
1,650	09/27/22	1.728%	3 month LIBOR(1)	(119,615)	—	(119,615)	Bank of Nova Scotia
2,600	10/25/22	1.801%	3 month LIBOR(1)	(158,146)	—	(158,146)	Credit Suisse
1,800	11/15/22	1.640%	3 month LIBOR(2)	139,139	—	139,139	Barclays Bank International
9,500	11/20/22	1.631%	3 month LIBOR(1)	(746,804)	—	(746,804)	Barclays Bank International
1,400	01/03/23	1.750%	3 month LIBOR(1)	(102,302)	—	(102,302)	Citigroup Global Markets
2,000	01/31/23	2.020%	3 month LIBOR(1)	(104,207)	—	(104,207)	Barclays Bank International
1,900	02/04/23	2.048%	3 month LIBOR(1)	(95,505)	—	(95,505)	Barclays Bank International
3,400	02/25/23	2.052%	3 month LIBOR(1)	(176,813)	—	(176,813)	Morgan Stanley & Co., Inc.
5,000	02/26/23	2.050%	3 month LIBOR(1)	(261,384)	—	(261,384)	Barclays Bank International
6,100	04/18/23	1.890%	3 month LIBOR(1)	(381,842)	—	(381,842)	JPMorgan Securities
800	05/17/23	2.072%	3 month LIBOR(1)	(38,979)	—	(38,979)	Morgan Stanley & Co., Inc.
11,400	05/28/23	2.158%	3 month LIBOR(1)	(479,577)	—	(479,577)	Bank of Nova Scotia
29,450	05/29/23	2.150%	3 month LIBOR(1)	(1,260,378)	—	(1,260,378)	Morgan Stanley & Co., Inc.
28,000	06/10/23	2.267%	3 month LIBOR(2)	932,821	—	932,821	UBS AG
133,200	12/31/23	0.000%	3 month LIBOR(1)	(4,474,009)	—	(4,474,009)	Morgan Stanley & Co., Inc.
121,000	12/31/23	0.000%	3 month LIBOR(1)	(4,633,578)	—	(4,633,578)	Morgan Stanley & Co., Inc.
67,300	12/31/23	0.000%	3 month LIBOR(1)	(2,607,264)	—	(2,607,264)	Barclays Bank International
18,200	12/31/23	0.000%	3 month LIBOR(1)	(691,375)	—	(691,375)	Citigroup Global Markets
11,800	12/31/23	0.000%	3 month LIBOR(1)	(864,729)	—	(864,729)	Credit Suisse
10,900	12/31/23	0.000%	3 month LIBOR(1)	(722,685)	—	(722,685)	Citigroup Global Markets
10,600	12/31/23	0.000%	3 month LIBOR(1)	(1,000,882)	—	(1,000,882)	Morgan Stanley & Co., Inc.
5,000	12/31/23	2.355%	3 month LIBOR(1)	(116,096)	—	(116,096)	Barclays Bank International
3,850	12/31/23	0.000%	3 month LIBOR(1)	79,730	—	79,730	Citigroup Global Markets
3,750	12/31/23	0.000%	3 month LIBOR(1)	(220,307)	—	(220,307)	JPMorgan Securities
2,930	12/31/23	0.000%	3 month LIBOR(1)	51,021	—	51,021	Citigroup Global Markets
2,000	12/31/23	0.000%	3 month LIBOR(1)	(178,399)	—	(178,399)	JPMorgan Securities
1,500	12/31/23	0.000%	3 month LIBOR(1)	(129,506)	—	(129,506)	Barclays Bank International
1,400	12/31/23	0.000%	3 month LIBOR(1)	(29,865)	—	(29,865)	Barclays Bank International
1,100	12/31/23	0.000%	3 month LIBOR(1)	(61,676)	—	(61,676)	Barclays Bank International
800	12/31/23	0.000%	3 month LIBOR(1)	(21,896)	—	(21,896)	Barclays Bank International
550	12/31/23	0.000%	3 month LIBOR(1)	(14,625)	—	(14,625)	Citigroup Global Markets
430	12/31/23	0.000%	3 month LIBOR(1)	(15,485)	—	(15,485)	Barclays Bank International
355	12/31/23	0.000%	3 month LIBOR(1)	(9,467)	—	(9,467)	Citigroup Global Markets
245	03/09/27	2.480%	3 month LIBOR(1)	(19,093)	—	(19,093)	Bank of Nova Scotia
400	05/17/27	2.360%	3 month LIBOR(1)	(35,042)	—	(35,042)	Bank of Nova Scotia
420	07/17/27	2.028%	3 month LIBOR(1)	(56,404)	—	(56,404)	Bank of Nova Scotia

				$(17,094,636)	$ —	$(17,094,636)

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2013	(Depreciation)(3)
Exchange-traded swap agreements:
8,650	06/28/16	0.847%	3 month LIBOR(2)	$ —	$ (59,842)	$ (59,842)
18,840	02/28/18	1.649%	3 month LIBOR(2)	235	(202,157)	(202,392)
346	08/02/18	1.614%	3 month LIBOR(2)	—	(2,927)	(2,927)
2,600	08/16/18	1.641%	3 month LIBOR(2)	162	(22,572)	(22,734)

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2013	(Depreciation)(3)
Exchange-traded swap agreements:
15,300	09/16/18	1.861%	3 month LIBOR(2)	$219	$ (258,370)	$ (258,589)
11,000	09/18/18	1.724%	3 month LIBOR(2)	200	(110,294)	(110,494)
33,850	09/19/18	1.781%	3 month LIBOR(2)	302	(431,649)	(431,951)
8,425	09/30/18	1.585%	3 month LIBOR(2)	188	(19,958)	(20,146)
1,935	11/27/18	1.592%	3 month LIBOR(2)	159	577	418
4,750	07/29/20	2.205%	3 month LIBOR(1)	—	42,254	42,254
3,010	08/31/20	2.490%	3 month LIBOR(2)	168	(53,483)	(53,651)
117,300	09/09/20	2.612%	3 month LIBOR(2)	854	(3,758,246)	(3,759,100)
1,490	01/22/22	2.785%	3 month LIBOR(2)	159	(38,322)	(38,481)
18,200	06/17/23	2.382%	3 month LIBOR(1)	—	(428,508)	(428,508)
50,000	06/27/23	2.746%	3 month LIBOR(1)	—	452,032	452,032
9,400	07/10/23	2.955%	3 month LIBOR(1)	86	245,158	245,072
11,665	08/05/23	4.210%	3 month LIBOR(1)	—	27,697	27,697
4,665	08/06/23	4.220%	3 month LIBOR(1)	—	13,006	13,006
57,000	08/09/23	2.791%	3 month LIBOR(1)	606	441,403	440,797
6,200	08/09/23	4.231%	3 month LIBOR(1)	178	19,846	19,668
9,250	08/20/23	2.957%	3 month LIBOR(1)	224	201,422	201,198
14,100	08/21/23	3.031%	3 month LIBOR(1)	153	402,086	401,933
17,600	06/26/28	3.300%	3 month LIBOR(1)	—	221,905	221,905

				$3,893	$(3,318,942)	$ (3,322,835)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

# Notional Amount is shown in U.S. Dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$69,547,116	$—
Commercial Mortgage-Backed Securities	—	111,066,215	—
Corporate Bonds	—	91,772,556	—
Non-Corporate Foreign Agencies	—	29,762,483	—
Sovereigns	—	22,849,205	—
U.S. Government Agency Obligations	—	139,520,990	—
U.S. Treasury Obligations	—	183,114,282	—
Affiliated Money Market Mutual Fund	27,694,254	—	—
Other Financial Instruments*
Futures Contracts	(969,173)	—	—
Interest Rate Swaps	(3,322,835)	(17,094,636)	—

Total	$23,402,246	$630,538,211	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 96.7%
ASSET-BACKED SECURITIES — 10.7%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-3, Class A2	Aaa	0.700%		01/15/15	15	$14,791
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	Aaa	0.520%		05/20/15	500	499,328
American Express Credit Account Master Trust, Series 2013-1, Class A	Aaa	0.602%(c	)	02/16/21	2,600	2,600,000
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	Aaa	0.740%		11/08/16	1,000	1,000,753
Bank of America Credit Card Trust, Series 2007-B3, Class B3	Aa2	0.382%(c	)	08/15/16	600	599,162
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.932%(c	)	03/15/16	1,750	1,753,243
CarMax Auto Owner Trust, Series 2013-1, Class A2	Aaa	0.420%		03/15/16	45	44,800
CarMax Auto Owner Trust, Series 2013-2, Class A2	AAA(d)	0.420%		06/15/16	100	100,014
CarMax Auto Owner Trust, Series 2013-3, Class A2	AAA(d)	0.590%		08/15/16	1,500	1,500,888
Chase Issuance Trust, Series 2003-A7, Class A7	Aaa	4.150%		07/07/17	1,501	1,594,499
Chase Issuance Trust, Series 2007-C1, Class C1	Baa2	0.642%(c	)	04/15/19	1,500	1,477,748
Chase Issuance Trust, Series 2012-A3, Class A3	AAA(d)	0.790%		06/15/17	1,000	1,003,352
Chase Issuance Trust, Series 2012-A7, Class A7	AAA(d)	2.160%		09/15/24	1,000	918,275
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	1,000	997,761
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2	Aaa	1.329%(c	)	01/23/20	1,000	1,034,295
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	AAA(d)	0.460%(c	)	05/24/18	200	198,801
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	AAA(d)	1.060%		03/20/19	1,000	1,000,653
Fifth Third Auto Trust, Series 2013-1, Class A2	Aaa	0.590%		03/15/16	1,000	1,000,291
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	450	462,030
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	Aaa	0.570%		10/15/17	200	199,547
Ford Credit Auto Owner Trust, Series 2013-C, Class A2	Aaa	0.550%		04/15/16	1,300	1,301,078
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	Aaa	0.730%		01/25/16	1,600	1,600,974
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	Aaa	0.530%		02/16/17	100	99,828
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	Aaa	0.770%(c	)	05/15/17	1,000	1,001,829
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.532%(c	)	03/15/16	100	100,044
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.082%(c	)	11/15/16	1,000	1,002,345
Mercedes-Benz Auto Lease Trust, Series 2013-1, Class A2	AAA(d)	0.500%		03/15/16	1,500	1,500,494
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	AAA(d)	0.490%		06/15/15	100	100,007
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	Aaa	0.690%		05/09/16	1,000	1,000,202
Nissan Auto Lease Trust, Series 2013-A, Class A2B	Aaa	0.312%(c	)	09/15/15	200	199,782
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2	Aaa	0.520%		04/15/16	1,400	1,400,683

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.482%(c	)	02/15/18	25	$24,958
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	Aaa	0.890%		09/15/16	500	500,962
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	Aaa	0.630%		12/20/15	1,500	1,500,640
World Omni Auto Receivables Trust, Series 2013-A, Class A3	AAA(d)	0.640%		04/16/18	200	199,215

TOTAL ASSET-BACKED SECURITIES (cost $29,587,563)						29,533,272

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%
Banc of America Commercial Mortgage Trust, Series 2005-2, Class A5	Aaa	4.857%(c	)	07/10/43	25	26,213
Banc of America Commercial Mortgage Trust, Series 2005-3, Class A4	Aa3	4.668%		07/10/43	3,946	4,157,450
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	Aaa	1.813%		09/10/45	50	50,067
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	1,200	1,195,228
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.393%(c	)	07/15/44	1	1,066
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	1,205	1,208,597
Commercial Mortgage Pass-Through Certificates, Series 2013-CR8, Class A2	Aaa	2.367%		06/10/46	3,100	3,126,651
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%		08/10/42	3,000	3,101,973
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c	)	02/15/38	1,735	1,795,834
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	Aaa	4.317%		11/25/19	1,900	2,092,290
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	Aaa	4.186%		12/25/20	1,250	1,352,859
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	Aaa	3.230%		07/25/21	50	50,818
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	Aaa	3.320%		02/25/23	1,800	1,805,674
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	Aaa	2.615%		01/25/23	2,825	2,665,218
Greenwich Commercial Capital Funding Corp., Series 2005-GG5, Class A5	Aa2	5.224%		04/10/37	6,700	7,120,438
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	Aaa	4.751%		07/10/39	1,700	1,775,026
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	Aaa	4.738%		07/15/42	25	26,209
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.368%(c	)	12/15/44	4,520	4,844,310
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	19	19,198
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C12, Class A3	Aaa	3.272%		07/15/45	1,000	1,010,155
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	Aaa	2.665%		01/15/46	4,600	4,700,409
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A3	Aaa	2.592%		04/15/46	100	97,147
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047%		07/12/38	1,000	1,062,365

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	Aaa	4.747%		06/12/43	50	$52,189
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.872%(c	)	05/12/39	1,275	1,392,132
Morgan Stanley Capital I, Series 2007-HQ11, Class A4	Aaa	5.447%		02/12/44	50	55,040
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	Aaa	2.111%		03/15/45	3,500	3,548,562
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	20	20,812
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%(c	)	12/15/44	20	21,393
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	Aaa	5.915%(c	)	05/15/43	85	93,488
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	650	715,113
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	Aaa	2.684%		11/15/44	35	36,124
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	20	19,746

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $49,309,985)						49,239,794

CORPORATE BONDS — 14.1%
Automotive — 0.3%
Cummins, Inc., Sr. Unsec’d. Notes	A3	3.650%		10/01/23	205	206,389
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%		01/15/20	400	497,446

						703,835

Banking — 5.3%
American Express Co., Sr. Unsec’d. Notes	A3	1.550%		05/22/18	75	73,318
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	1,565	1,437,396
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	3.300%		01/11/23	1,425	1,334,883
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	175	195,486
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%		10/29/15	140	142,925
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	2.150%		08/03/16	3,810	3,940,302
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.375%		03/01/23	1,580	1,503,477
Citigroup, Inc., Sub. Notes	Baa3	5.500%		09/13/25	450	462,804
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	10	10,792
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.375%		03/15/20	1,715	1,889,081
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%		01/24/22	175	194,013
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	210	198,113
JPMorgan Chase & Co., Sub. Notes	A3	3.375%		05/01/23	1,410	1,278,678
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.750%		02/25/23	10	9,640
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.500%		07/28/21	175	191,395
Morgan Stanley, Sub. Notes	Baa2	4.100%		05/22/23	1,470	1,371,095
PNC Bank NA, Sub. Notes	A3	3.800%		07/25/23	250	244,628
Wells Fargo & Co., Sub. Notes	A3	3.450%		02/13/23	15	14,039

						14,492,065

Cable — 1.1%
NBCUniversal Media LLC, Gtd. Notes	A3	2.875%		01/15/23	1,570	1,493,079

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Cable (cont’d.)
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21	10	$10,766
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.000%	09/01/21	1,725	1,609,372

					3,113,217

Chemicals — 1.0%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	10	9,208
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	1,645	1,718,147
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	5	4,708
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.625%	01/15/20	750	825,734
LYB International Finance BV (Netherlands), Gtd. Notes	Baa1	4.000%	07/15/23	285	282,544

					2,840,341

Electric — 0.2%
Nextera Energy Capital, Gtd. Notes	Baa1	3.625%	06/15/23	665	631,330

Energy - Integrated — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	55	53,354
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	750	784,364
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	1,000	1,080,422
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	100	98,849
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	200	196,439
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	20	23,428

					2,236,856

Energy - Other — 0.2%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	45	45,170
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	150	156,161
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	400	490,345

					691,676

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	10	9,251
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	4.125%	01/15/15	800	836,892

					846,143

Healthcare & Pharmaceutical — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	11/06/18	20	19,638
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	15	15,499
Baxter International, Inc., Sr. Unsec’d. Notes	A3	3.200%	06/15/23	390	380,520
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	2.800%	05/18/23	1,505	1,423,382
Mylan, Inc., Gtd. Notes, 144A	Baa3	1.800%	06/24/16	95	95,393
Pfizer, Inc., Sr. Unsec’d. Notes	A1	3.000%	06/15/23	735	704,542

					2,638,974

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	10	9,228
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	3.950%	09/01/20	650	678,470

					687,698

Insurance — 1.3%
Allstate Corp., Sr. Unsec’d. Notes	A3	3.150%	06/15/23	315	305,046

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	1,305	$1,399,953
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	300	353,524
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	500	547,234
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.250%	06/15/23	210	204,815
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.850%	06/24/21	600	647,333
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	10	9,714

					3,467,619

Media & Entertainment — 0.1%
News America, Inc., Gtd. Notes, 144A	Baa1	4.000%	10/01/23	225	225,234

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	1,655	1,564,870

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	3.350%	03/15/23	150	141,966
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	09/01/23	10	9,323
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	10	10,522

					161,811

Road & Rail — 0.4%
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	5.125%	04/01/19	1,000	1,148,389

Technology — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%	05/03/23	1,545	1,398,505
Oracle Corp., Sr. Unsec’d. Notes	A1	3.625%	07/15/23	280	279,252

					1,677,757

Telecommunications — 0.6%
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/23	1,650	1,768,447

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	10	13,220

TOTAL CORPORATE BONDS
(cost $39,696,521)					38,909,482

NON-CORPORATE FOREIGN AGENCIES — 5.7%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.000%	05/27/14	1,800	1,831,032
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.750%	09/11/18	2,030	2,047,811
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes, RegS	Aaa	1.500%	03/28/14	800	804,584
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	AAA(d)	5.000%	05/19/14	200	205,914
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	08/15/16	750	743,985
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.500%	05/15/14	100	100,825
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.000%	04/08/14	500	507,250
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	4.625%	05/15/14	200	205,430
Export Development Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.500%	10/03/18	2,310	2,308,106

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Inter-American Development Bank (Supranational Bank), Notes	Aaa	0.500%	05/29/14	200	$199,999
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	Aaa	3.000%	04/22/14	300	304,627
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.500%	11/13/13	150	150,008
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	Aaa	3.500%	10/08/13	200	200,097
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	Aaa	5.500%	11/25/13	150	151,141
International Finance Corp. (Supranational Bank), Unsec’d. Notes	Aaa	2.250%	10/15/13	200	200,115
Japan Finance Corp. (Japan), Gov’t. Gtd. Notes	Aa3	2.500%	05/18/16	800	835,386
KFW (Germany), Gov’t. Gtd. Notes	Aaa	4.000%	10/15/13	500	500,624
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	0.366%	10/21/13	200	200,015
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	2,536	2,467,274
OeBB Infrastruktur AG (Austria), Gov’t. Gtd. Notes	AA+(d)	4.625%	11/21/13	100	100,563
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/18	1,390	1,391,754
Societe de Financement de l’Economie Francaise (France), Gov’t. Liq. Gtd. Notes, 144A	Aa1	3.375%	05/05/14	300	305,430

TOTAL NON-CORPORATE FOREIGN AGENCIES
(cost $15,774,670)					15,761,970

SOVEREIGNS — 5.0%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/06/15	20	20,049
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/21/16	1,500	1,497,435
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	150	150,767
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes	AA(d)	2.750%	03/05/15	1,520	1,566,816
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	1,500	1,499,100
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	2.375%	09/10/14	1,100	1,122,407
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	Aaa	0.375%	04/25/16	1,500	1,490,850
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	1,500	1,560,126
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	1,500	1,500,618
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%	09/12/15	1,520	1,513,312
Republic of Austria (Austria), Notes, MTN, RegS	Aaa	1.750%	06/17/16	1,500	1,543,440
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	Aaa	1.000%	06/03/14	300	301,530

TOTAL SOVEREIGNS
(cost $13,753,359)					13,766,450

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.2%
Federal Home Loan Banks	0.375%		08/28/15	40	$39,994
Federal Home Loan Banks	1.000%		06/21/17	300	300,089
Federal Home Loan Mortgage Corp.	1.375%		05/01/20	25	23,793
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	14,085	13,708,874
Federal National Mortgage Assoc.(k)	0.875%		05/21/18	4,140	4,022,196
Federal National Mortgage Assoc.	1.625%		11/27/18	905	901,222
Federal National Mortgage Assoc.	1.875%		09/18/18	8,435	8,526,182
Federal National Mortgage Association	5.375%		06/12/17	75	86,527
Financing Corp. FICO Strips Principal, Series D-P	1.514%(s	)	09/26/19	250	219,267
Government National Mortgage Assoc.	3.500%		05/20/43	4,359	4,503,642
Government National Mortgage Assoc.	4.000%		TBA	8,000	8,467,500
Government National Mortgage Association	3.000%		TBA	500	492,891
Residual Funding Corp. Strips Principal	2.231%(s	)	10/15/19	10,100	8,922,825

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $50,398,638)					50,215,002

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Bonds	2.875%		05/15/43	3,335	2,830,581
U.S. Treasury Bonds	8.000%		11/15/21	6,585	9,424,268
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/18	2,451	2,524,409
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/23	1,516	1,507,863
U.S. Treasury Notes	0.250%		02/28/15	60	60,040
U.S. Treasury Notes	0.250%		03/31/15	55	55,026
U.S. Treasury Notes	0.750%		10/31/17	8,000	7,890,000
U.S. Treasury Notes	0.875%		01/31/18	13,115	12,942,866
U.S. Treasury Notes(k)	1.125%		04/30/20	155	147,347
U.S. Treasury Notes	1.375%		06/30/18	4,825	4,837,439
U.S. Treasury Notes	1.375%		09/30/18	70	69,951
U.S. Treasury Notes	1.625%		08/15/22	2,150	2,002,858
U.S. Treasury Notes	2.000%		09/30/20	1,275	1,274,203
U.S. Treasury Notes(h)	2.000%		11/15/21	8,820	8,621,550
U.S. Treasury Notes	2.125%		08/31/20	5,250	5,296,347
U.S. Treasury Notes	2.375%		02/28/15	8,000	8,244,376
U.S. Treasury Notes	2.500%		08/15/23	1,135	1,123,473
U.S. Treasury Strips Principal	7.808%(s	)	02/15/43	670	210,736

TOTAL U.S. TREASURY OBLIGATIONS
(cost $68,870,193)					69,063,333

TOTAL LONG-TERM INVESTMENTS
(cost $267,390,929)					266,489,303

				Shares
SHORT-TERM INVESTMENT — 10.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $29,058,685)(w)				29,058,685	29,058,685

TOTAL INVESTMENTS — 107.2%
(cost $296,449,614)					295,547,988
Liabilities in excess of other assets(x) — (7.2)%					(19,806,097)

NET ASSETS — 100.0%					$275,741,891

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS

Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
†

The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2013	(Depreciation)(1)
Long Position:
13	U.S. Long Bond	Dec. 2013	$1,675,674	$ 1,733,875	$ 58,201

Short Positions:
223	2 Year U.S. Treasury Notes	Dec. 2013	48,984,864	49,119,234	(134,370)
160	5 Year U.S. Treasury Notes	Dec. 2013	19,141,670	19,367,500	(225,830)
49	10 Year U.S. Treasury Notes	Dec. 2013	6,176,651	6,193,141	(16,490)
35	U.S. Ultra Bond	Dec. 2013	4,888,803	4,973,281	(84,478)

					(461,168)

					$(402,967)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
250	03/27/15	0.424%	3 month LIBOR(2)	$(208)	$—	$ (208)	Citigroup Global Markets
2,000	08/31/17	0.843%	3 month LIBOR(2)	21,337	—	21,337	Banc of America Securities
4,625	11/30/17	1.170%	3 month LIBOR(2)	9,334	—	9,334	Credit Suisse
250	02/08/18	0.956%	3 month LIBOR(2)	3,386	—	3,386	Citigroup Global Markets
14,536	06/10/18	1.205%	3 month LIBOR(2)	94,547	—	94,547	UBS Warburg LLC
250	01/13/22	1.846%	3 month LIBOR(2)	11,114	—	11,114	Citigroup Global Markets
12,000	06/10/23	2.267%	3 month LIBOR(2)	399,780	—	399,780	UBS Warburg LLC
109,000	12/31/24	0.000%	3 month LIBOR(1)	(4,293,982)	—	(4,293,982)	JP Morgan Securities
50,000	12/31/24	0.000%	3 month LIBOR(1)	(2,230,313)	—	(2,230,313)	JP Morgan Securities
30,450	12/31/24	0.000%	3 month LIBOR(1)	(1,343,028)	—	(1,343,028)	Barclays Bank International
14,600	12/31/24	0.000%	3 month LIBOR(1)	(690,039)	—	(690,039)	Citigroup Global Markets

				$(8,018,072)	$—	$(8,018,072)

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2013	(Depreciation)(3)
Exchange-traded swap agreements:
3,810	06/28/16	0.847%	3 month LIBOR(2)	$160	$ (26,358)	$ (26,518)
8,355	02/28/18	1.649%	3 month LIBOR(2)	188	(89,651)	(89,839)
207	08/02/18	1.614%	3 month LIBOR(2)	151	(1,751)	(1,902)
1,000	08/16/18	1.641%	3 month LIBOR(2)	154	(8,681)	(8,835)
7,500	09/16/18	1.861%	3 month LIBOR(2)	184	(126,652)	(126,836)
8,700	09/18/18	1.724%	3 month LIBOR(2)	189	(87,233)	(87,422)
8,200	09/19/18	1.781%	3 month LIBOR(2)	187	(104,565)	(104,752)
3,700	09/30/18	1.585%	3 month LIBOR(2)	167	(8,765)	(8,932)
535	11/27/18	1.592%	3 month LIBOR(2)	152	160	8
10,300	07/29/20	2.178%	3 month LIBOR(1)	212	72,582	72,370
6,250	08/02/20	2.222%	3 month LIBOR(1)	188	59,314	59,126
1,335	08/31/20	2.490%	3 month LIBOR(2)	158	(23,721)	(23,879)
77,700	09/09/20	2.612%	3 month LIBOR(2)	616	(2,489,477)	(2,490,093)
665	01/22/22	2.785%	3 month LIBOR(2)	154	(17,103)	(17,257)
10,000	06/14/23	2.420%	3 month LIBOR(1)	80	(196,756)	(196,836)
9,400	06/17/23	2.382%	3 month LIBOR(1)	225	(221,318)	(221,543)
3,025	06/24/23	2.622%	3 month LIBOR(1)	44	(6,569)	(6,613)
7,400	07/10/23	2.955%	3 month LIBOR(1)	—	193,093	193,093
5,145	08/05/23	4.210%	3 month LIBOR(1)	173	12,216	12,043
2,060	08/06/23	4.220%	3 month LIBOR(1)	159	5,743	5,584
2,730	08/09/23	4.231%	3 month LIBOR(1)	162	8,739	8,577
8,150	08/20/23	2.957%	3 month LIBOR(1)	215	177,469	177,254
5,450	08/21/23	3.031%	3 month LIBOR(1)	82	155,423	155,341
19,400	12/31/24	0.000%	3 month LIBOR(1)	305	90,619	90,314
10,600	06/26/28	3.300%	3 month LIBOR(1)	256	133,647	133,391

				$4,561	$(2,499,595)	$(2,504,156)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$29,533,272	$—
Commercial Mortgage-Backed Securities	—	49,239,794	—
Corporate Bonds	—	38,909,482	—
Non-Corporate Foreign Agencies	—	15,761,970	—
Sovereigns	—	13,766,450	—
U.S. Government Agency Obligations	—	50,215,002	—
U.S. Treasury Obligations	—	69,063,333	—
Affiliated Money Market Mutual Fund	29,058,685	—	—
Other Financial Instruments*
Futures Contracts	(402,967)	—	—
Interest Rate Swaps	(2,504,156)	(8,018,072)	—

Total	$26,151,562	$258,471,231	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	2,079,679	$20,859,179
AST AQR Large-Cap Portfolio	115,178,364	1,222,042,441
AST ClearBridge Dividend Growth Portfolio	56,120,163	611,709,775
AST Federated Aggressive Growth Portfolio*	8,980,963	110,016,798
AST Goldman Sachs Large-Cap Value Portfolio*	7,119,125	153,559,523
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,390,893	8,971,263
AST Goldman Sachs Small-Cap Value Portfolio*	5,516,844	84,352,551
AST Herndon Large-Cap Value Portfolio*	13,476,368	153,765,361
AST High Yield Portfolio*	10,579,365	84,105,953
AST International Growth Portfolio*	59,986,614	788,224,109
AST International Value Portfolio*	45,337,958	787,973,705
AST Jennison Large-Cap Growth Portfolio*	16,846,083	288,068,011
AST Jennison Large-Cap Value Portfolio*	14,951,925	229,362,524
AST Large-Cap Value Portfolio*	21,119,762	382,267,693
AST Loomis Sayles Large-Cap Growth Portfolio*	16,385,314	429,459,087
AST Lord Abbett Core Fixed-Income Portfolio*	24,990,202	281,139,772
AST MFS Growth Portfolio*	31,452,777	432,790,215
AST MFS Large-Cap Value Portfolio*	12,273,274	153,661,391
AST Mid-Cap Value Portfolio*	1,473,545	23,989,311
AST Money Market Portfolio*	28,158,882	28,158,882
AST Neuberger Berman Core Bond Portfolio*	9,099,447	93,724,307
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,195,371	35,837,237
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	1,101,110	24,059,248
AST Parametric Emerging Markets Equity Portfolio*	3,738,825	32,639,939
AST PIMCO Limited Maturity Bond Portfolio*	5,669,283	59,017,232
AST PIMCO Total Return Bond Portfolio*	42,748,066	525,801,209
AST Prudential Core Bond Portfolio*	60,361,238	636,207,451
AST QMA Emerging Markets Equity Portfolio	3,024,754	29,188,874
AST QMA Large-Cap Portfolio	115,177,473	1,222,032,988
AST Small-Cap Growth Portfolio*	5,709,611	165,692,918
AST Small-Cap Value Portfolio*	11,576,729	215,905,989
AST T. Rowe Price Equity Income Portfolio*	40,524,375	459,141,166
AST T. Rowe Price Large-Cap Growth Portfolio*	15,771,470	288,775,622
AST T. Rowe Price Natural Resources Portfolio*	598,582	12,911,409
AST Templeton Global Bond Portfolio	79,281	834,031
AST Western Asset Core Plus Bond Portfolio*	32,028,017	336,934,736
AST Western Asset Emerging Markets Debt Portfolio*	8,130,167	78,130,900

TOTAL LONG-TERM INVESTMENTS (cost $9,450,110,819)(w)		10,491,312,800

	Shares	Value

SHORT-TERM INVESTMENTS — 5.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $540,081,879)(w)	540,081,878	$540,081,878

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.005%	12/19/13	20,000	19,999,340
0.050%	12/19/13	1,000	999,967

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,999,692)			20,999,307

TOTAL SHORT-TERM INVESTMENTS (cost $561,081,571)			561,081,185

TOTAL INVESTMENTS — 100.0% (cost $10,011,192,390)			11,052,393,985
Liabilities in excess of other assets(x) — 0.0%			(4,192,720)

NET ASSETS — 100.0%			$11,048,201,265

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index

DAX	German Stock Index

FTSE	Financial Times Stock Exchange

TOPIX	Toyko Stock Price Index

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
852	10 Year U.S. Treasury Notes	Dec. 2013	$105,389,602	$ 107,684,812	$2,295,210
403	CAC40 10 Euro	Oct. 2013	22,571,228	22,603,940	32,712
62	DAX Index	Dec. 2013	18,047,127	18,010,430	(36,697)
229	FTSE 100 Index	Dec. 2013	24,382,921	23,836,094	(546,827)
354	Russell 2000 Mini Index	Dec. 2013	37,168,230	37,927,560	759,330
669	S&P 500 Index	Dec. 2013	281,288,814	280,026,675	(1,262,139)
191	TOPIX Index	Dec. 2013	22,842,019	23,249,555	407,536

					$1,649,125

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,031,394,678	$—	$—
U. S. Treasury Obligations	—	20,999,307	—
Other Financial Instruments*
Futures	1,649,125	—	—

Total	$11,033,043,803	$20,999,307	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Equity contracts	$(646,085)
Interest rate contracts	2,295,210

Total	$1,649,125

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.8%
COMMON STOCKS
Aerospace & Defense — 3.9%
Raytheon Co.	329,970	$25,430,788
United Technologies Corp.	252,170	27,188,969

		52,619,757

Automobiles — 1.4%
Honda Motor Co. Ltd. (Japan), ADR	502,280	19,156,959

Beverages — 1.9%
Anheuser-Busch InBev NV (Belgium), ADR	135,000	13,392,000
PepsiCo, Inc.	151,010	12,005,295

		25,397,295

Chemicals — 2.6%
E.I. du Pont de Nemours & Co.	362,290	21,215,702
PPG Industries, Inc.	86,210	14,402,243

		35,617,945

Commercial Services — 1.5%
Automatic Data Processing, Inc.	280,500	20,302,590

Communications Equipment — 1.4%
Cisco Systems, Inc.	818,830	19,176,999

Computers & Peripherals — 1.2%
Apple, Inc.	35,640	16,991,370

Consumer Products & Services — 2.0%
Kimberly-Clark Corp.	285,110	26,863,064

Cosmetics/Personal Care — 2.0%
Procter & Gamble Co. (The)	370,530	28,008,363

Diversified Manufacturing — 4.6%
3M Co	237,680	28,381,369
General Electric Co.	1,454,540	34,748,961

		63,130,330

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	729,430	10,642,384

Energy Equipment & Services — 2.3%
Schlumberger Ltd.	355,970	31,453,509

Environmental Control — 1.9%
Waste Management, Inc.	623,320	25,705,717

Food — 1.7%
Nestle SA (Switzerland), ADR	329,220	22,913,712

Healthcare Providers & Services — 2.1%
UnitedHealth Group, Inc.	406,820	29,132,380

Insurance — 4.0%
MetLife, Inc.	643,900	30,231,105
Travelers Cos., Inc. (The)	281,730	23,882,252

		54,113,357

Machinery — 1.0%
Caterpillar, Inc.	160,950	13,418,402

Media — 5.5%
Comcast Corp. (Special Class A Stock)	603,330	26,166,422
Time Warner, Inc.	430,690	28,343,709
Walt Disney Co. (The)	315,520	20,347,885

		74,858,016

Multiline Retail — 1.8%
Target Corp.	390,040	24,954,759

Oil, Gas & Consumable Fuels — 5.9%
Chevron Corp.	215,370	26,167,455

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	449,130	$38,643,145
Occidental Petroleum Corp.	164,110	15,350,849

		80,161,449

Paper & Forest Products — 1.3%
International Paper Co.	398,030	17,831,744

Pharmaceuticals — 6.8%
AstraZeneca PLC (United Kingdom), ADR	279,690	14,524,302
Johnson & Johnson	315,690	27,367,166
Merck & Co., Inc.	569,930	27,134,367
Pfizer, Inc.	833,460	23,928,637

		92,954,472

Pipelines — 1.9%
Spectra Energy Corp.	772,990	26,459,448

Real Estate Investment Trusts — 2.9%
American Tower Corp.	340,430	25,236,076
Weyerhaeuser Co.	508,520	14,558,928

		39,795,004

Restaurants & Leisure — 0.5%
Yum! Brands, Inc.	101,700	7,260,363

Retail & Merchandising — 1.8%
Wal-Mart Stores, Inc.	324,170	23,975,613

Semiconductors & Semiconductor Equipment — 5.1%
Intel Corp.	1,167,160	26,751,307
QUALCOMM, Inc.	431,820	29,087,395
Texas Instruments, Inc.	333,850	13,444,140

		69,282,842

Software — 1.9%
Microsoft Corp.	766,320	25,526,119

Specialty Retail — 1.0%
Home Depot, Inc. (The)	173,990	13,197,142

Telecommunications — 4.1%
AT&T, Inc.	799,470	27,038,075
Verizon Communications, Inc.	628,260	29,314,612

		56,352,687

Thrifts & Mortgage Finance — 0.5%
People’s United Financial, Inc.	450,860	6,483,367

Transportation — 2.9%
Union Pacific Corp.	122,050	18,959,247
United Parcel Service, Inc. (Class B Stock)	231,820	21,181,393

		40,140,640

Utilities — 8.6%
American Electric Power Co., Inc.	285,130	12,360,385
Brookfield Infrastructure Partners LP
(Canada)	493,270	18,754,125
Brookfield Renewable Energy Partners LP (Canada)	417,430	11,152,540
National Grid PLC (United Kingdom), ADR	209,110	12,347,946
NextEra Energy, Inc.	235,270	18,859,243
Northeast Utilities	316,240	13,044,900
UGI Corp.	320,980	12,559,947

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Utilities (cont’d.)
Wisconsin Energy Corp.	454,430	$18,349,883

		117,428,969

TOTAL LONG-TERM INVESTMENTS (cost $1,125,981,071)		1,211,306,767

	Shares	Value
SHORT-TERM INVESTMENT — 11.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $152,037,008)(w)	152,037,008	$152,037,008

TOTAL INVESTMENTS — 99.9% (cost $1,278,018,079)		1,363,343,775
Other assets in excess of liabilities — 0.1%		1,311,668

NET ASSETS — 100.0%		$1,364,655,443

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,211,306,767	$ —	$ —
Affiliated Money Market Mutual Fund	152,037,008	—	—

Total	$1,363,343,775	$ —	$ —

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Apartment — 14.8%
Apartment Investment & Management Co. (Class A Stock), REIT	404,225	$11,294,048
BRE Properties, Inc., REIT	208,536	10,585,287
Equity Residential(a)	574,205	30,760,162
Essex Property Trust, Inc.	54,542	8,055,853
Home Properties, Inc., REIT	226,452	13,077,603
UDR, Inc.	908,462	21,530,549

		95,303,502

Construction & Engineering — 0.6%
Toll Brothers, Inc.*	111,894	3,628,722

Diversified — 0.8%
Retail Properties of America, Inc., REIT	388,187	5,337,571

Diversified Operations — 12.2%
American Assets Trust, Inc., REIT	208,077	6,348,429
Cousins Properties, Inc.(a)	725,889	7,469,398
Digital Realty Trust, Inc.(a)	61,363	3,258,375
Duke Realty Corp., REIT	840,969	12,984,561
Forest City Enterprises, Inc. (Class A
Stock)*	429,419	8,133,196
PS Business Parks, Inc., REIT	50,667	3,780,772
Vornado Realty Trust, REIT	430,684	36,203,297

		78,178,028

Healthcare — 12.1%
HCP, Inc.	259,613	10,631,152
Health Care REIT, Inc., REIT	482,894	30,122,928
Healthcare Trust of America, Inc.	458,499	4,823,409
Ventas, Inc.	520,939	32,037,750

		77,615,239

Hotels — 7.2%
DiamondRock Hospitality Co., REIT	538,692	5,747,844
Hersha Hospitality Trust, REIT	786,845	4,398,464
Host Hotels & Resorts, Inc.(a)	722,740	12,770,816
Hyatt Hotels Corp. (Class A Stock)*	110,389	4,742,311
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	422,477	5,483,751
Strategic Hotels & Resorts, Inc., REIT*	888,036	7,708,152
Sunstone Hotel Investors, Inc., REIT	424,812	5,412,105

		46,263,443

Industrial — 6.3%
First Industrial Realty Trust, Inc., REIT	282,102	4,589,800
ProLogis, Inc., REIT	949,668	35,726,510

		40,316,310

Manufactured Home — 0.4%
Equity LifeStyle Properties, Inc., REIT	48,891	1,670,605
Sun Communities, Inc., REIT	30,336	1,292,920

		2,963,525

Office — 12.6%
Alexandria Real Estate Equities, Inc., REIT	50,488	3,223,659
Boston Properties, Inc.	248,360	26,549,684
Corporate Office Properties Trust, REIT	319,703	7,385,139
Douglas Emmett, Inc.	407,804	9,571,160
Hudson Pacific Properties, Inc., REIT	263,953	5,133,886
Mack-Cali Realty Corp., REIT	208,088	4,565,451

	Shares	Value
COMMON STOCKS (Continued)
Office (cont’d.)
SL Green Realty Corp.(a)	277,243	$24,630,268

		81,059,247

Regional Mall — 15.0%
General Growth Properties, Inc.	1,259,312	24,292,128
Glimcher Realty Trust	756,659	7,377,425
Simon Property Group, Inc.	430,735	63,847,849
Tanger Factory Outlet Centers, REIT	36,954	1,206,548

		96,723,950

Self Storage — 8.1%
Cubesmart, REIT	487,474	8,696,536
Extra Space Storage, Inc.	171,368	7,840,086
Public Storage	173,913	27,921,732
Sovran Self Storage, Inc.	99,422	7,524,257

		51,982,611

Shopping Centers — 8.5%
DDR Corp.(a)	722,731	11,354,104
Federal Realty Investment Trust, REIT	124,214	12,601,510
Kimco Realty Corp., REIT(a)	113,592	2,292,287
Ramco-Gershenson Properties Trust, REIT	306,931	4,729,807
Regency Centers Corp., REIT(a)	258,340	12,490,739
Weingarten Realty Investors, REIT(a)	378,857	11,111,876

		54,580,323

TOTAL LONG-TERM INVESTMENTS (cost $621,199,688)		633,952,471

SHORT-TERM INVESTMENT — 10.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $67,241,505; includes $55,864,200 of cash collateral for securities on loan)(b)(w)	67,241,505	67,241,505

TOTAL INVESTMENTS — 109.1%
(cost $688,441,193)		701,193,976
Liabilities in excess of other assets — (9.1)%		(58,336,441)

NET ASSETS — 100.0%		$642,857,535

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,757,889; cash collateral of $55,864,200
(included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchnge rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$633,952,471	$ —	$ —
Affiliated Money Market Mutual Fund	67,241,505	—	—

Total	$701,193,976	$ —	$ —

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.8%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	4,064	$40,760
AST AQR Large-Cap Portfolio	218,392	2,317,140
AST ClearBridge Dividend Growth Portfolio	106,687	1,162,885
AST Federated Aggressive Growth Portfolio*	16,893	206,939
AST Goldman Sachs Large-Cap Value Portfolio*	13,431	289,714
AST Goldman Sachs Mid-Cap Growth Portfolio*	2,618	16,887
AST Herndon Large Cap Value Portfolio*	25,400	289,811
AST High Yield Portfolio*	442,491	3,517,806
AST International Growth Portfolio*	113,384	1,489,871
AST International Value Portfolio*	85,636	1,488,353
AST Jennison Large-Cap Growth Portfolio*	31,753	542,979
AST Jennison Large-Cap Value Portfolio*	28,348	434,856
AST Large-Cap Value Portfolio*	40,010	724,188
AST Loomis Sayles Large-Cap Growth Portfolio*	31,119	815,627
AST Lord Abbett Core Fixed-Income Portfolio*	952,679	10,717,641
AST MFS Growth Portfolio*	59,309	816,086
AST MFS Large-Cap Value Portfolio*	23,161	289,978
AST Mid-Cap Value Portfolio*	2,760	44,936
AST Money Market Portfolio*	2,371,275	2,371,275
AST Neuberger Berman Core Bond Portfolio*	346,835	3,572,396
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,254	67,564
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	2,019	44,123
AST Parametric Emerging Markets Equity Portfolio*	7,047	61,516
AST PIMCO Limited Maturity Bond Portfolio*	215,368	2,241,977
AST PIMCO Total Return Bond Portfolio*	1,626,186	20,002,083

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Prudential Core Bond Portfolio*	2,301,872	$24,261,731
AST QMA Emerging Markets Equity Portfolio	5,680	54,812
AST QMA Large-Cap Portfolio	218,186	2,314,949
AST Small-Cap Growth Portfolio*	10,739	311,659
AST Small-Cap Value Portfolio*	30,535	569,474
AST T. Rowe Price Equity Income Portfolio*	76,808	870,238
AST T. Rowe Price Large-Cap Growth Portfolio*	29,751	544,747
AST T. Rowe Price Natural Resources Portfolio*	1,319	28,452
AST Western Asset Core Plus Bond Portfolio*	1,222,360	12,859,228
AST Western Asset Emerging Markets Debt Portfolio*	238,508	2,292,060

TOTAL LONG-TERM INVESTMENTS (cost $96,957,954)(w)		97,674,741

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $737,352)(w)	737,352	737,352

TOTAL INVESTMENTS — 101.6% (cost $97,695,306)		98,412,093
Liabilities in excess of other assets — (1.6)%		(1,505,680)

NET ASSETS — 100.0%		$96,906,413

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$98,412,093	$—	$—

Total	$98,412,093	$—	$—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 96.9%
Advertising — 0.2%
National CineMedia, Inc.	94,215	$1,776,895

Aerospace & Defense — 4.2%
Innovative Solutions & Support, Inc.	1,185,137	9,433,690
Kaman Corp.	118,300	4,478,838
Moog, Inc. (Class A Stock)*	135,113	7,927,080
Teledyne Technologies, Inc.*	108,000	9,172,440
Triumph Group, Inc.	26,000	1,825,720

		32,837,768

Airlines — 0.6%
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*	308,000	4,466,000

Auto Parts and Equipment — 0.9%
Tower International, Inc.*	360,700	7,210,393

Biotechnology — 2.9%
Acceleron Pharma, Inc.*(a)	70,070	1,557,656
Aegerion Pharmaceuticals, Inc.*(a)	77,000	6,599,670
Amarin Corp. PLC (United Kingdom), ADR*(a)	487,844	3,083,174
ARIAD Pharmaceuticals, Inc.*(a)	254,861	4,689,442
Intercept Pharmaceuticals, Inc.*	47,622	3,287,347
Puma Biotechnology, Inc.*(a)	69,800	3,745,468

		22,962,757

Building Materials — 3.4%
Boise Cascade Co.	280,200	7,551,390
Cemex Latam Holdings SA (Spain)	990,000	7,790,000
Fortune Brands Home & Security, Inc.	260,000	10,823,800

		26,165,190

Clothing & Apparel — 0.4%
Brunello Cucinelli SpA (Italy)	85,200	2,767,983

Commercial Banks — 1.2%
Walker & Dunlop, Inc.*	594,616	9,460,341

Commercial Services — 2.8%
CoStar Group, Inc.*	48,486	8,140,799
KAR Auction Services, Inc.	256,164	7,226,386
MoneyGram International, Inc.*(a)	231,000	4,522,980
Prosensa Holding BV (Netherlands)(a)	306,800	2,027,948

		21,918,113

Computer Services & Software — 6.5%
Cinedigm Digital Cinema Corp.*	483,000	724,500
Cinedigm Digital Cinema Corp. (Class A Stock)*	2,200,387	3,300,581
CommVault Systems, Inc.*	268,400	23,573,572
Envestnet, Inc.*	337,901	10,474,931
Exa Corp.*	202,700	3,139,823
LivePerson, Inc.*(a)	4,132	39,006
Luxoft Holding, Inc. (British Virgin Islands)	94,500	2,501,415
RADWARE Ltd. (Israel)*	528,800	7,376,760

		51,130,588

Electric — 0.5%
ITC Holdings Corp.	40,200	3,773,172

Electronic Components & Equipment — 0.1%
Graham Corp.	30,707	1,109,444

Energy–Alternate Sources — 0.4%
Gevo, Inc.*(a)	1,760,000	3,379,200

	Shares	Value
COMMON STOCKS (Continued)
Engineering & Construction — 1.3%
Chicago Bridge & Iron Co. NV (Netherlands)	155,000	$10,504,350

Entertainment & Leisure — 2.1%
ClubCorp Holdings, Inc.*	498,813	7,646,803
Seaworld Entertainment, Inc.	63,500	1,881,505
Six Flags Entertainment Corp.	76,588	2,587,909
Vail Resorts, Inc.	65,000	4,509,700

		16,625,917

Financial Services — 3.5%
Affiliated Managers Group, Inc.*	70,000	12,784,800
Air Lease Corp.	354,200	9,797,172
Artisan Partners Asset Management, Inc.	83,200	4,356,352

		26,938,324

Food — 2.6%
Amira Nature Foods Ltd. (British Virgin Islands)	615,900	7,969,746
Annie’s, Inc.*(a)	163,204	8,013,316
Fairway Group Holdings Corp.*(a)	167,435	4,279,639

		20,262,701

Healthcare Products — 4.6%
Chindex International, Inc.*	107,382	1,830,863
DexCom, Inc.*	565,872	15,974,567
HeartWare International, Inc.*	48,100	3,521,401
Insulet Corp.*	102,400	3,710,976
Masimo Corp.(a)	119,800	3,191,472
NuVasive, Inc.*	186,300	4,562,487
Zeltiq Aesthetics, Inc.*(a)	361,205	3,276,129

		36,067,895

Healthcare Services — 1.3%
Protalix BioTherapeutics, Inc.*(a)	1,504,388	6,814,878
Seattle Genetics, Inc.*(a)	82,000	3,594,060

		10,408,938

Home Builders — 1.3%
CaesarStone Sdot Yam Ltd. (Israel)*	221,600	10,122,688

Hotels & Motels — 1.6%
Melco Crown Entertainment Ltd. (Cayman Islands), ADR*(a)	220,071	7,004,860
NagaCorp Ltd. (Cayman Islands)	6,784,400	5,724,143

		12,729,003

Household Products — 1.9%
Samsonite International SA (Luxembourg)	5,200,000	14,515,401

Internet Services — 9.2%
ASOS PLC (United Kingdom)*	27,600	2,297,461
BroadSoft, Inc.*(a)	368,100	13,262,643
ChannelAdvisor Corp.*	150,483	5,512,192
Covisint Corp.*	165,000	2,110,350
CyrusOne, Inc.	57,900	1,098,942
FireEye, Inc.(a)	154,400	6,412,232
Marketo, Inc.*(a)	69,400	2,212,472
Mediabistro, Inc.*	168,756	249,759
NIC, Inc.	225,641	5,214,564
RetailMeNot, Inc.*	166,041	5,906,078
RingCentral, Inc. (Class A Stock)	155,100	2,794,902
Shutterfly, Inc.*(a)	88,400	4,939,792
Synacor, Inc.*(a)	258,000	665,640
Textura Corp.*(a)	203,500	8,766,780

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Services (cont’d.)
Yoox SpA (Italy)*	247,100	$8,482,994
Zillow, Inc. (Class A Stock)*(a)	26,804	2,261,453

		72,188,254

Machinery & Equipment — 0.4%
Albany International Corp. (Class A Stock)	88,600	3,178,082

Media — 1.8%
Central European Media Enterprises Ltd. (Bermuda) (Class A Stock)*	2,600,000	13,702,000

Metals & Mining — 3.2%
Global Brass & Copper Holdings, Inc.*	524,291	9,196,064
Thompson Creek Metals Co., Inc. (Canada)*(a)	1,113,393	3,997,081
US Silica Holdings, Inc.(a)	464,959	11,577,479

		24,770,624

Miscellaneous Manufacturing — 0.2%
ITT Corp.	44,328	1,593,592

Oil, Gas & Consumable Fuels — 1.9%
Edgen Group, Inc.*	301,500	2,291,400
MRC Global, Inc.*	175,300	4,698,040
Seadrill Partners LLC (Marshall Islands)(a)	136,400	4,453,460
Vermilion Energy, Inc. (Canada)	54,200	2,979,277

		14,422,177

Pharmaceuticals — 11.6%
Adaltis, Inc. (Canada), (OTC)*(g)	41,000	—
Adaltis, Inc. (Canada), (TSX)*(g)	172,400	—
Agios Pharmaceuticals, Inc.*(a)	130,337	3,644,222
Alexza Pharmaceuticals, Inc.*(a)	315,900	1,617,408
Alkermes PLC (Ireland)*	215,000	7,228,300
BioDelivery Sciences International, Inc.*(a)	272,726	1,480,902
Catalyst Pharmaceutical Partners, Inc.*(a)	1,675,000	5,108,750
Corcept Therapeutics, Inc.*(a)	986,759	1,568,947
Corcept Therapeutics, Inc., PIPE*	123,242	195,955
Cubist Pharmaceuticals, Inc.*	191,900	12,195,245
Dynavax Technologies Corp.*(a)	13,315,167	15,978,200
Galapagos NV (Belgium)*(a)	166,300	3,508,129
Nektar Therapeutics*(a)	472,000	4,932,400
Progenics Pharmaceuticals, Inc.*(g)	2,021,790	10,169,604
Sagent Pharmaceuticals, Inc.*	170,000	3,468,000
Salix Pharmaceuticals Ltd.*	112,200	7,503,936
Theravance, Inc.*(a)	100,300	4,101,267
Threshold Pharmaceuticals, Inc.*	809,900	3,766,035
Vical, Inc.*	273,353	341,691
Zogenix, Inc.*(a)(g)	2,238,259	4,163,162

		90,972,153

Real Estate — 0.4%
Countrywide PLC (United Kingdom)	339,657	2,886,837

Real Estate Investment Trusts — 0.6%
Concentradora Fibra Hotelera Mexicana SAde CV (Mexico)	2,581,500	4,289,516

Restaurants — 1.6%
Buffalo Wild Wings, Inc.*(a)	29,500	3,280,990
International Meal Co. Holdings SA (Brazil)*	1,049,363	9,469,503

		12,750,493

Retail & Merchandising — 6.7%
Arezzo Industria e Comercio SA (Brazil)	575,000	10,172,698
Bloomin’ Brands, Inc.*	67,000	1,581,870

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Del Frisco’s Restaurant Group, Inc.*	511,800	$10,323,006
Dick’s Sporting Goods, Inc.	96,700	5,161,846
Moleskine SpA (Italy)	900,000	2,246,731
Noodles & Co.*(a)	47,100	2,009,757
Salvatore Ferragamo SpA (Italy)	363,790	12,540,984
Tile Shop Holdings, Inc.*	82,100	2,421,129
Ulta Salon Cosmetics & Fragrance, Inc.*	29,036	3,468,641
Vitamin Shoppe, Inc.*(a)	56,400	2,467,500

		52,394,162

Savings & Loan — 0.7%
EverBank Financial Corp.	355,900	5,331,382

Semiconductors — 3.0%
Microsemi Corp.*	321,800	7,803,650
Nova Measuring Instruments Ltd. (Israel)*	404,221	3,585,440
Peregrine Semiconductor Corp.*(a)	201,300	1,805,661
RDA Microelectronics, Inc. (Cayman Islands), ADR	663,700	10,147,973

		23,342,724

Software — 3.8%
Callidus Software, Inc.*(a)	163,241	1,496,920
Cvent, Inc.*	58,580	2,060,259
Demandware, Inc.*	45,928	2,127,844
FleetMatics Group PLC (Ireland)*(a)	159,667	5,995,496
Halogen Software, Inc. (Canada)	182,200	2,476,385
inContact, Inc.*	283,388	2,343,619
Rocket Fuel, Inc.(a)	15,400	827,596
ServiceNow, Inc.*	110,000	5,714,500
Synchronoss Technologies, Inc.*	163,948	6,239,861

		29,282,480

Telecommunications — 3.0%
CalAmp Corp.*	165,000	2,908,950
Cyan, Inc.	186,400	1,873,320
Gilat Satellite Networks Ltd. (Israel)*	612,591	3,007,822
IPG Photonics Corp.(a)	76,400	4,302,084
Telecity Group PLC (United Kingdom)	470,000	6,313,835
tw telecom, Inc.*(a)	157,100	4,691,791

		23,097,802

Transportation — 4.5%
Aramex PJSC (United Arab Emirates)	18,878,588	13,877,724
DSV A/S (Denmark)	492,000	13,961,214
Echo Global Logistics, Inc.*	168,200	3,522,108
Ryder System, Inc.	66,200	3,952,140

		35,313,186

TOTAL COMMON STOCKS
(cost $618,327,889)		756,648,525

	Units
WARRANTS*(l)
Energy–Alternate Sources
Syntroleum Corp., expiring 07/16/16	615,342	—

Pharmaceuticals
Alexza Pharmaceuticals, Inc., expiring 02/23/17	1,375,000	165,000
Corcept Therapeutics, Inc., expiring 03/29/15	43,135	—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Units	Value
WARRANTS*(l) (Continued)
Pharmaceuticals (cont’d.)
Dynavax Technologies Corp., expiring 04/16/15	173,656	$—
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,745	244,104
Zogenix, Inc., expiring 07/24/17(g)	850,500	—

		409,104

TOTAL WARRANTS
(cost $38,442)		409,104

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BOND — 0.1%
Biotechnology
Protalix Bio Therapeutics, Inc., Unsec’d. Notes, 144A (cost $670,000) 4.500%	09/15/18	NR	670	690,830

TOTAL LONG-TERM INVESTMENTS
(cost $619,036,331)				757,748,459

	Shares
SHORT-TERM INVESTMENT — 19.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $151,343,408; includes $132,799,744 of cash collateral for securities on loan)(b)(w)	151,343,408	151,343,408

TOTAL INVESTMENTS — 116.4%
(cost $770,379,739)		909,091,867
Liabilities in excess of other assets — (16.4)%		(127,945,285)

NET ASSETS — 100.0%		$781,146,582

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

NR	Non Rated by Moody’s or Standard & Poor’s

OTC	Over-The-Counter

PIPE	Private Investment In Public Equity

TSX	Toronto Stock Exchange

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,294,062; cash collateral of $132,799,744 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$698,080,551	$57,843,474	$724,500
Warrants	—	409,104	—
Convertible Bond	—	690,830	—
Affiliated Money Market Mutual Fund	151,343,408	—	—

Total	$849,423,959	$58,943,408	$724,500

Fair value of Level 2 investments at 12/31/12 was $52,427,816, which was a result of valuing investments using third party vendor modeling tools. An amount of $47,072,527 was transferred from Level 2 into Level 1 at 09/30/13 as a result of using quoted prices in active market for such foreign securities. An amount of $41,984,484 was transferred from Level 1 into Level 2 at 09/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 71.7%
Advertising — 0.5%
Interpublic Group of Cos., Inc. (The)	300,460	$5,161,903
Lamar Advertising Co. (Class A Stock)*	96,610	4,543,568
WPP PLC (United Kingdom)	200,803	4,126,535

		13,832,006

Aerospace & Defense — 2.0%
BE Aerospace, Inc.*(a)	70,430	5,199,143
Boeing Co. (The)(u)	128,240	15,068,200
European Aeronautic Defence and Space Co. NV (France)	57,100	3,638,539
Finmeccanica SpA (Italy)*	447,300	2,677,843
Rolls-Royce Holdings PLC (United Kingdom)*	84,200	1,514,923
Safran SA (France)	51,750	3,187,315
Triumph Group, Inc.	68,450	4,806,559
United Technologies Corp.(u)	141,870	15,296,423

		51,388,945

Airlines — 0.6%
Alaska Air Group, Inc.	41,010	2,568,046
Copa Holdings SA (Panama) (Class A Stock)	23,800	3,300,346
Delta Air Lines, Inc.(a)(u)	246,510	5,815,171
International Consolidated Airlines Group (United Kingdom)*	173,700	950,803
Japan Airlines Co. Ltd. (Japan)	29,800	1,805,700
Turk Hava Yollari (Turkey)	124,000	472,837

		14,912,903

Apparel & Textile — 0.2%
Eclat Textile Co. Ltd. (Taiwan)	37,740	331,342
Mohawk Industries, Inc.*	35,810	4,664,253
Shenzhou International Group Holdings Ltd. (Hong Kong)	92,000	298,892

		5,294,487

Auto Parts & Equipment — 0.3%
Aisin Seiki Co. Ltd. (Japan)	35,300	1,513,350
Bridgestone Corp. (Japan)	78,100	2,862,246
Denso Corp. (Japan)	7,400	347,222
NGK Spark Plug Co. Ltd. (Japan)	13,000	288,522
Nokian Renkaat OYJ (Finland)	25,500	1,296,480

		6,307,820

Automobile Manufacturers — 1.2%
Bayerische Motoren Werke AG (Germany)	34,848	3,747,698
Brilliance China Automotive Holdings Ltd. (China)*	256,000	384,924
Daimler AG (Germany)	32,836	2,560,224
Fuji Heavy Industries Ltd. (Japan)	58,000	1,616,207
Geely Automobile Holdings Ltd. (China)	415,000	213,873
General Motors Co.*(a)(u)	216,700	7,794,699
Honda Motor Co. Ltd. (Japan)	79,700	3,046,358
Hyundai Motor Co. (South Korea)	4,821	1,124,802
Mazda Motor Corp. (Japan)*	242,000	1,087,873
Toyota Motor Corp. (Japan)	118,600	7,606,713
Volvo AB (Sweden) (Class B Stock)	72,300	1,083,407

		30,266,778

	Shares	Value
COMMON STOCKS (Continued)
Banks — 7.6%
Australia & New Zealand Banking Group Ltd. (Australia)	89,804	$2,582,068
Axis Bank Ltd. (India)	14,504	233,830
Banco Bilbao Vizcaya Argentaria SA (Spain)	401,717	4,492,165
Banco de Chile (Chile)	905,034	136,037
Banco do Brasil SA (Brazil)	40,600	472,626
Banco Popular Espanol SA (Spain)*	188,200	1,010,306
Banco Santander Chile (Chile), ADR	8,950	235,295
Bangkok Bank PCL (Thailand)	57,600	363,014
Bank Handlowy w Warszawie SA (Poland)	13,300	471,968
Bank of China Ltd. (China) (Class H Stock)	921,000	420,868
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	525,000	328,418
Banque Cantonale Vaudoise (Switzerland)	1,750	963,304
Barclays PLC (United Kingdom)	294,177	1,257,224
BNP Paribas SA (France)	95,989	6,493,128
BOC Hong Kong Holdings Ltd. (China)	249,000	800,034
Boston Private Financial Holdings, Inc.	382,190	4,242,309
CaixaBank (Spain)	152,700	670,948
Capital One Financial Corp.(u)	254,630	17,503,266
China Construction Bank Corp. (China) (Class H Stock)	1,278,000	984,920
Citigroup, Inc.(u)	293,470	14,236,230
Commonwealth Bank of Australia (Australia)	30,711	2,041,051
Credit Suisse Group AG (Switzerland)*	183,777	5,620,255
CVB Financial Corp.	226,320	3,059,846
Dah Sing Financial Holdings Ltd. (Hong Kong)	264,800	1,527,991
DBS Group Holdings Ltd. (Singapore)	129,000	1,688,691
DNB ASA (Norway)	188,000	2,854,937
East West Bancorp, Inc.	168,510	5,383,895
Erste Group Bank AG (Austria)	44,696	1,412,468
First Financial Holdings, Inc.	61,540	3,394,546
FirstMerit Corp.	325,240	7,060,960
Hanmi Financial Corp.	118,540	1,964,208
HDFC Bank Ltd. (India)	50,554	480,247
HSBC Holdings PLC (United Kingdom)	185,931	2,012,408
Huntington Bancshares, Inc.(u)	1,126,920	9,308,359
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	432,000	301,951
Intesa Sanpaolo SpA (Italy)	1,747,025	3,613,776
JPMorgan Chase & Co.(u)	504,380	26,071,402
Kasikornbank PCL (Thailand)	61,900	349,527
KBC Groep NV (Belgium)	44,315	2,180,377
Komercni Banka A/S (Czech Republic)	2,350	522,926
Lloyds Banking Group PLC (United Kingdom)*	4,665,600	5,555,131
Malayan Banking Bhd (Malaysia)	93,600	282,399
Mitsubishi UFJ Financial Group, Inc. (Japan)	636,500	4,082,739
National Australia Bank Ltd. (Australia)	156,730	5,021,797
PNC Financial Services Group, Inc. (The)(u)	138,740	10,051,713
Regions Financial Corp.(u)	1,010,610	9,358,249
Sberbank of Russia (Russia)	171,610	517,638
Sberbank of Russia (Russia), ADR	24,156	290,597
Shinsei Bank Ltd. (Japan)	290,000	707,789
Standard Bank Group Ltd. (South Africa)	26,700	318,771
Sumitomo Mitsui Financial Group, Inc. (Japan)	103,900	5,031,405
Swedbank AB (Sweden) (Class A Stock)	107,000	2,492,341
Turkiye Halk Bankasi A/S (Turkey)	39,800	291,502

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
UBS AG (Switzerland)*	320,812	$6,575,182
Umpqua Holdings Corp.	76,970	1,248,453
Westpac Banking Corp. (Australia)	46,674	1,426,672

		192,000,157

Beverages — 1.9%
Anheuser-Busch InBev NV (Belgium)	59,306	5,883,022
Anheuser-Busch InBev NV (Belgium), ADR(u)	133,700	13,263,040
Coca-Cola Icecek A/S (Turkey)	10,400	265,155
Diageo PLC (United Kingdom)	73,526	2,337,215
Fomento Economico Mexicano SAB de CV (Mexico)	58,600	568,563
Monster Beverage Corp.*(u)	154,400	8,067,400
PepsiCo, Inc.(u)	192,870	15,333,165
Treasury Wine Estates Ltd. (Australia)	515,015	2,126,555

		47,844,115

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.*(u)	74,630	8,669,021
Ariad Pharmaceuticals, Inc.*(a)(u)	358,380	6,594,192
Biogen Idec, Inc.*(u)	23,410	5,636,192
Celldex Therapeutics, Inc.*(a)	69,610	2,466,282
Coronado Biosciences, Inc.*(a)	64,230	450,895
CSL Ltd. (Australia)	11,781	703,182
Repligen Corp.*	74,430	825,429

		25,345,193

Building Materials — 0.6%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	84,500	271,791
Daikin Industries Ltd. (Japan)	8,500	453,677
Eagle Materials, Inc.	47,000	3,409,850
Fortune Brands Home & Security, Inc.	91,920	3,826,630
HeidelbergCement AG (Germany)	41,310	3,192,027
LIXIL Group Corp. (Japan)	32,900	678,231
Martin Marietta Materials, Inc.(a)	29,660	2,911,722

		14,743,928

Chemicals — 2.3%
Air Liquide SA (France)	12,840	1,789,094
Arkema SA (France)	13,160	1,466,495
Asahi Kasei Corp. (Japan)	226,000	1,706,865
Ashland, Inc.(u)	113,450	10,491,856
BASF SE (Germany)	27,109	2,599,764
Croda International PLC (United Kingdom)	38,400	1,648,828
Daicel Corp. (Japan)	34,000	307,576
Incitec Pivot Ltd. (Australia)	420,987	1,057,018
Innospec, Inc.	131,280	6,125,525
LG Chem Ltd. (South Korea)	2,264	647,409
LyondellBasell Industries NV (Netherlands) (Class A Stock)(u)	74,000	5,419,020
Mexichem SAB de CV (Mexico)	85,800	374,087
Mitsubishi Chemical Holdings Corp. (Japan)	241,500	1,131,613
Mitsubishi Gas Chemical Co., Inc. (Japan)	72,000	606,746
Nippon Shokubai Co. Ltd. (Japan)	124,000	1,441,040
Nitto Denko Corp. (Japan)	24,700	1,610,780
PPG Industries, Inc.(u)	31,240	5,218,954
Praxair, Inc.(u)	77,730	9,343,923
Rockwood Holdings, Inc.	49,260	3,295,494
Sasol Ltd. (South Africa)	5,400	257,756
Syngenta AG (Switzerland)	4,412	1,803,215

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Taiwan Fertilizer Co. Ltd. (Taiwan)	126,000	$296,900
Ultrapar Participacoes SA (Brazil)	7,200	176,759

		58,816,717

Commercial Banks
Societe Generale SA (France)	24,060	1,198,651

Commercial Services — 1.8%
Adecco SA (Switzerland)*	45,516	3,246,931
Cielo SA (Brazil)	7,000	189,537
ExlService Holdings, Inc.*	109,050	3,105,744
FleetCor Technologies, Inc.*(u)	93,860	10,339,618
Kroton Educacional SA (Brazil)	20,400	290,403
Manpowergroup, Inc.	42,930	3,122,728
MasterCard, Inc. (Class A Stock)(u)	14,940	10,051,333
Multi-Color Corp.	39,030	1,324,288
New Oriental Education & Technology Group (China), ADR	15,800	393,420
Qualicorp SA (Brazil)*	20,700	188,292
Randstad Holding NV (Netherlands)	31,900	1,799,211
Total System Services, Inc.(u)	343,550	10,107,241
Transurban Group (Australia)	59,053	374,888

		44,533,634

Computers — 1.5%
Apple, Inc.(u)	58,210	27,751,617
Lenovo Group Ltd. (China)	136,000	142,542
NCR Corp.*	135,640	5,372,700
Obic Co. Ltd. (Japan)	7,000	226,412
Riverbed Technology, Inc.*(a)	302,240	4,409,682

		37,902,953

Construction & Engineering — 0.4%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	63,000	436,961
Daelim Industrial Co. Ltd. (South Korea)	5,277	476,301
Gamuda Bhd (Malaysia)	230,400	324,974
JGC Corp. (Japan)	8,000	289,638
KBR, Inc.	99,530	3,248,659
Monadelphous Group Ltd. (Australia)	14,987	268,770
SembCorp Industries Ltd. (Singapore)	456,000	1,925,329
Singapore Technologies Engineering Ltd. (Singapore)	107,000	356,153
Sydney Airport (Australia)	70,391	258,202
Vinci SA (France)	29,940	1,743,001

		9,327,988

Containers & Packaging — 0.1%
Nampak Ltd. (South Africa)	193,700	602,134
Rock-Tenn Co. (Class A Stock)	26,910	2,725,176

		3,327,310

Cosmetics/Personal Care — 1.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)(u)	157,790	11,029,521
Procter & Gamble Co. (The)(u)	244,750	18,500,653

		29,530,174

Distribution/Wholesale — 0.3%
Aygaz A/S (Turkey)	48,800	216,949
Mitsubishi Corp. (Japan)	121,100	2,458,792

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Distribution/Wholesale (cont’d.)
WESCO International, Inc.*(a)	67,190	$5,142,051

		7,817,792

Diversified Financial Services — 3.2%
Ameriprise Financial, Inc.(u)	133,980	12,202,898
Daiwa Securities Group, Inc. (Japan)	50,000	451,233
DGB Financial Group, Inc. (South Korea)	12,710	191,545
Fubon Financial Holding Co. Ltd. (Taiwan)	225,000	311,404
FXCM, Inc. (Class A Stock)	221,220	4,369,095
Hana Financial Group, Inc. (South Korea)	8,540	292,685
Housing Development Finance Corp. (India)	39,636	484,184
Interactive Brokers Group, Inc. (Class A Stock)	217,630	4,084,915
IntercontinentalExchange, Inc.*(a)(u)	37,250	6,757,895
Invesco Ltd. (Bermuda)(u)	463,300	14,779,270
KB Financial Group, Inc. (South Korea)	6,323	222,613
Macquarie Group Ltd. (Australia)	14,728	659,831
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	87,200	463,568
Nationstar Mortgage Holdings, Inc.*(a)	106,450	5,985,684
Nomura Holdings, Inc. (Japan)	376,600	2,945,659
ORIX Corp. (Japan)	240,100	3,925,137
Partners Group Holding AG (Switzerland)	4,150	1,018,641
Raymond James Financial, Inc.(u)	464,740	19,365,716
Walter Investment Management Corp.*	54,850	2,168,769

		80,680,742

Electric Utilities — 1.7%
Alliant Energy Corp.	72,880	3,611,204
CLP Holdings Ltd. (Hong Kong)	156,000	1,270,517
Edison International(u)	249,020	11,469,861
EDP - Energias de Portugal SA (Portugal)	720,542	2,632,350
Enel SpA (Italy)	328,237	1,260,348
Fortum Oyj (Finland)	45,900	1,036,104
GDF Suez (France)	31,580	791,578
Great Plains Energy, Inc.	162,380	3,604,836
Kansai Electric Power Co., Inc. (The) (Japan)*	76,100	978,957
Korea Electric Power Corp. (South Korea)*	11,220	313,978
Ormat Technologies, Inc.(a)	74,890	2,004,805
PG&E Corp.(u)	225,670	9,234,416
Portland General Electric Co.	129,330	3,650,986
Tokyo Electric Power Co., Inc. (The) (Japan)*	60,800	378,775

		42,238,715

Electronic Components & Equipment — 1.2%
AAC Technologies Holdings, Inc. (China)	116,500	531,150
Agilent Technologies, Inc.(u)	38,700	1,983,375
Delta Electronics, Inc. (Taiwan)	86,000	417,617
Hermes Microvision, Inc. (Taiwan)	7,000	204,168
Hitachi Ltd. (Japan)	354,000	2,345,691
Hoya Corp. (Japan)	76,100	1,800,124
InvenSense, Inc.*(a)	199,050	3,507,261
Keyence Corp. (Japan)	1,900	722,938
Koninklijke Philips NV (Netherlands)	40,400	1,303,346
Legrand SA (France)	20,090	1,114,933
Mitsubishi Electric Corp. (Japan)	96,000	1,012,983
Murata Manufacturing Co. Ltd. (Japan)	8,200	628,154
Nidec Corp. (Japan)	7,000	589,772
Omron Corp. (Japan)	16,700	604,938

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components & Equipment (cont’d.)
Rexel SA (France)	70,890	$1,803,585
Schneider Electric SA (France)	20,842	1,763,602
Taiyo Yuden Co. Ltd. (Japan)	48,100	631,262
Thermo Fisher Scientific, Inc.(u)	100,400	9,251,860

		30,216,759

Energy–Alternate Sources
China Longyuan Power Group Corp. (China) (Class H Stock)	223,000	231,760

Entertainment & Leisure — 0.5%
Lions Gate Entertainment Corp.*	122,500	4,293,625
Merida Industry Co. Ltd. (Taiwan)	26,000	168,791
Penn National Gaming, Inc.*	79,910	4,423,818
Regal Entertainment Group (Class A
Stock)(a)	226,180	4,292,896
Sega Sammy Holdings, Inc. (Japan)	6,000	173,128

		13,352,258

Foods — 1.0%
Calbee, Inc. (Japan)	12,400	359,840
Cosan SA Industria e Comercio (Brazil)	16,400	313,378
Dairy Crest Group PLC (United Kingdom)	150,523	1,109,490
Koninklijke Ahold NV (Netherlands)	187,861	3,254,733
Magnit OJSC (Russia)	1,380	349,649
Nestle SA (Switzerland)	80,486	5,612,620
Tesco PLC (United Kingdom)	876,900	5,097,907
Unilever NV (Netherlands), CVA	9,500	362,584
Unilever PLC (United Kingdom)	88,100	3,425,371
United Natural Foods, Inc.*	47,170	3,170,767
Want Want China Holdings Ltd. (China)	223,000	339,111
WM Morrison Supermarkets PLC (United Kingdom)	394,200	1,787,305

		25,182,755

Hand/Machine Tools — 0.1%
Regal-Beloit Corp.	47,640	3,236,185
SMC Corp. (Japan)	1,700	405,732

		3,641,917

Healthcare Products — 0.8%
Bruker Corp.*(u)	355,950	7,350,368
Covidien PLC (Ireland)(u)	82,900	5,051,926
Fresenius SE & Co. KGaA (Germany)	9,050	1,124,179
Haemonetics Corp.*	32,680	1,303,278
Hengan International Group Co. Ltd. (China)	21,500	251,599
Hologic, Inc.*	102,880	2,124,472
Merit Medical Systems, Inc.*	81,030	982,894
Nihon Kohden Corp. (Japan)	13,200	541,140
Sysmex Corp. (Japan)	1,700	108,715
Teleflex, Inc.	29,800	2,451,944

		21,290,515

Healthcare Services — 0.7%
Ain Pharmaciez, Inc. (Japan)	2,600	110,158
Air Methods Corp.(a)	81,540	3,473,604
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	52,000	209,463
HCA Holdings, Inc.(u)	131,080	5,603,670
Humana, Inc.(u)	60,490	5,645,532
Netcare Ltd. (South Africa)	134,100	320,688
Ramsay Health Care Ltd. (Australia)	9,496	320,739

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	37,970	$2,847,370

		18,531,224

Holding Companies — 0.2%
Alfa SAB de CV (Mexico) (Class A Stock)	139,200	375,397
Alliance Global Group, Inc. (Philippines)	717,700	388,060
Drax Group PLC (United Kingdom)	91,600	1,010,538
Hutchison Whampoa Ltd. (Hong Kong)	84,000	1,007,457
Melco International Development Ltd. (Hong Kong)	198,000	532,136
Wharf Holdings Ltd. (The) (Hong Kong)	55,000	476,568

		3,790,156

Home Furnishings
Steinhoff International Holdings Ltd. (South Africa)*	74,600	265,472

Household Products — 0.3%
Jarden Corp.*	96,525	4,671,810
Reckitt Benckiser Group PLC (United Kingdom)	23,400	1,710,901

		6,382,711

Insurance — 2.8%
Aegon NV (Netherlands)	413,348	3,058,464
Aflac, Inc.(u)	256,620	15,907,874
AIA Group Ltd. (Hong Kong)	272,000	1,279,915
Allianz SE (Germany)	17,218	2,708,882
Amtrust Financial Services, Inc.(a)	111,717	4,363,666
Aviva PLC (United Kingdom)	315,300	2,023,800
AXA SA (France)	44,740	1,038,363
AXIS Capital Holdings Ltd. (Bermuda)	144,200	6,245,302
Cathay Financial Holding Co. Ltd. (Taiwan)	463,955	661,041
Catlin Group Ltd. (United Kingdom)	113,800	891,827
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	191,000	685,661
ING Groep NV (Netherlands), CVA*	298,900	3,391,612
Korean Reinsurance Co. (South Korea)	29,936	356,263
Legal & General Group PLC (United Kingdom)	321,446	1,020,004
Prudential PLC (United Kingdom)	111,077	2,066,510
QBE Insurance Group Ltd. (Australia)	57,909	793,050
Reinsurance Group of America, Inc.	108,360	7,259,036
St James’s Place PLC (United Kingdom)	164,400	1,635,825
StanCorp Financial Group, Inc.(u)	205,580	11,311,012
Suncorp Group Ltd. (Australia)	251,479	3,075,468
T&D Holdings, Inc. (Japan)	20,300	252,069
Tokio Marine Holdings, Inc. (Japan)	60,700	1,990,052

		72,015,696

Internet — 1.7%
Amazon.com, Inc.*(u)	36,390	11,376,970
Cogent Communications Group, Inc.	26,810	864,623
eBay, Inc.*(u)	133,100	7,425,649
Facebook, Inc. (Class A Stock)*(u)	156,760	7,875,622
Kakaku.com, Inc. (Japan)	34,700	811,206
M3, Inc. (Japan)	62	171,930
Rackspace Hosting, Inc.*(a)	92,640	4,887,686
Rakuten, Inc. (Japan)	19,700	299,037
SBI Holdings, Inc. (Japan)	20,800	269,954
Symantec Corp.(u)	290,070	7,179,233

	Shares	Value
COMMON STOCKS (Continued)
Internet (cont’d.)
Tencent Holdings Ltd. (China)	19,200	$1,009,701
Trend Micro, Inc. (Japan)	8,000	298,949
Yahoo! Japan Corp. (Japan)	175,300	997,417
Yandex NV (Netherlands)*	4,300	156,606

		43,624,583

Internet Services — 0.2%
Google, Inc. (Class A Stock)*(u)	4,600	4,029,186

Lodging — 0.4%
Accor SA (France)	13,500	560,995
Crown Ltd. (Australia)	27,765	403,121
Las Vegas Sands Corp.(u)	91,540	6,080,087
Sands China Ltd. (Hong Kong)	97,600	604,194
Wyndham Worldwide Corp.	59,830	3,647,835

		11,296,232

Machinery & Equipment — 1.0%
Andritz AG (Austria)	17,500	1,029,871
Cummins, Inc.(u)	58,220	7,735,691
Flowserve Corp.	60,400	3,768,356
IDEX Corp.	69,020	4,503,555
Kawasaki Heavy Industries Ltd. (Japan)	470,000	2,046,775
Komatsu Ltd. (Japan)	9,900	247,193
Kubota Corp. (Japan)	26,000	377,886
Mitsubishi Heavy Industries Ltd. (Japan)	113,000	651,645
Nordson Corp.	51,950	3,825,079

		24,186,051

Manufacturing — 1.9%
Carlisle Cos., Inc.	63,540	4,466,227
Colfax Corp.*	50,010	2,825,065
Danaher Corp.(u)	159,580	11,062,086
Eaton Corp. PLC (Ireland)(u)	158,300	10,897,372
General Electric Co.(u)	133,600	3,191,704
IMI PLC (United Kingdom)	31,600	743,992
Ingersoll-Rand PLC (Ireland)(u)	170,000	11,039,800
Siemens AG (Germany)	21,973	2,649,907
Smiths Group PLC (United Kingdom)	60,000	1,357,053

		48,233,206

Marine
Samsung Heavy Industries Co. Ltd. (South Korea)	9,320	372,689

Media — 2.1%
Comcast Corp. (Class A Stock)(u)	328,780	14,844,417
Fuji Media Holdings, Inc. (Japan)	60,300	1,328,063
ITV PLC (United Kingdom)	426,600	1,210,512
Naspers Ltd. (South Africa) (Class N Stock)	8,400	777,688
Seven West Media Ltd. (Australia)	474,188	1,062,554
Sky Deutschland AG (Germany)*	127,970	1,180,356
Twenty-First Century Fox, Inc. (ASE)	10,054	331,278
Twenty-First Century Fox, Inc. (NASDAQ)(u)	331,290	11,098,215
Viacom, Inc. (Class B Stock)(u)	119,550	9,991,989
Walt Disney Co. (The)(u)	191,260	12,334,357

		54,159,429

Metals & Mining — 1.3%
ArcelorMittal (Luxembourg)	107,600	1,475,265
Assa Abloy AB (Sweden) (Class B Stock)	25,800	1,185,563
BHP Billiton Ltd. (Australia)	144,812	4,818,272

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Coal India Ltd. (India)	31,719	$149,474
Compass Minerals International, Inc.	55,760	4,252,815
Freeport-McMoRan Copper & Gold, Inc.(u)	195,420	6,464,494
Glencore Xstrata PLC (Switzerland)*	677,800	3,690,842
Gold Fields Ltd. (South Africa)	28,800	131,863
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	112,466	336,724
Hitachi Metals Ltd. (Japan)	46,000	566,890
Iluka Resources Ltd. (Australia)	47,587	510,332
JFE Holdings, Inc. (Japan)	91,500	2,385,693
MISUMI Group, Inc. (Japan)	23,200	674,461
Nippon Steel & Sumitomo Metal Corp. (Japan)	313,000	1,066,090
NSK Ltd. (Japan)	139,000	1,425,834
POSCO (South Korea)	1,314	389,249
Rio Tinto Ltd. (Australia)	12,177	704,849
Rio Tinto PLC (United Kingdom)	79,000	3,856,250

		34,084,960

Office Equipment & Supplies — 0.1%
Ricoh Co. Ltd. (Japan)	269,000	3,117,020

Oil, Gas & Consumable Fuels — 6.3%
Apache Corp.(u)	78,230	6,660,502
Athlon Energy, Inc.*	101,560	3,321,012
Atmos Energy Corp.	111,470	4,747,507
BG Group PLC (United Kingdom)	233,978	4,466,586
Bharat Petroleum Corp. Ltd. (India)	89,358	472,997
BP PLC (United Kingdom)	188,531	1,321,768
Centrica PLC (United Kingdom)	540,700	3,236,061
China Petroleum & Chemical Corp. (China) (Class H Stock)	198,000	155,206
CNOOC Ltd. (China) (Class H Stock)	254,000	514,573
Diamondback Energy, Inc.	81,880	3,491,363
Dril-Quip, Inc.*	29,970	3,439,057
EQT Corp.(u)	164,430	14,588,230
Eurasia Drilling Co. Ltd. (Russia), GDR	15,200	603,820
Exxon Mobil Corp.(u)	222,010	19,101,740
FMC Technologies, Inc.*(u)	97,360	5,395,691
Forum Energy Technologies, Inc.*(a)	139,470	3,767,085
Galp Energia SGPS SA (Portugal) (Class B Stock)	85,483	1,422,167
Gazprom OAO (Russia)	11,590	51,488
Gazprom OAO (Russia), ADR	51,942	458,128
Inpex Corp. (Japan)	23,600	278,919
Lukoil OAO (Russia)	2,060	130,392
Lukoil OAO (Russia), ADR	1,690	107,416
Marathon Petroleum Corp.(u)	87,945	5,656,622
MRC Global, Inc.*	135,130	3,621,484
National Grid PLC (United Kingdom), ADR(u)	128,300	7,576,115
NovaTek OAO (Russia), GDR	2,300	274,117
Occidental Petroleum Corp.(u)	81,390	7,613,221
Oil Search Ltd. (Australia)	75,676	607,940
PetroChina Co. Ltd. (China) (Class H Stock)	540,000	595,014
Petroleo Brasileiro SA (Brazil)	34,100	262,024
Phillips 66(u)	117,690	6,804,836
PTT Exploration & Production PCL (Thailand)	26,300	137,470
Repsol SA (Spain)	61,458	1,523,768
Rex Energy Corp.*	150,430	3,354,589

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	100,607	$3,316,582
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	77,515	2,674,501
Schlumberger Ltd.(u)	228,200	20,163,752
Southwestern Energy Co.*(u)	111,870	4,069,831
Statoil ASA (Norway)	73,200	1,662,607
Total SA (France)	131,720	7,634,868
Western Refining, Inc.(a)	123,610	3,713,244

		158,994,293

Paper & Forest Products
China Forestry Holdings Co. Ltd. (China)*	878,000	—

Pharmaceuticals — 5.1%
AbbVie, Inc.(u)	207,940	9,301,156
Actavis, Inc.*(u)	26,480	3,813,120
Allergan, Inc.(u)	78,890	7,135,601
AstraZeneca PLC (United Kingdom)	51,785	2,692,061
Bayer AG (Germany)	45,557	5,372,578
BioMarin Pharmaceutical, Inc.*	45,320	3,273,010
Cempra, Inc.*	90,330	1,038,795
Dr. Reddy’s Laboratories Ltd. (India)	11,577	441,340
Endo Health Solutions, Inc.*(u)	217,050	9,862,752
Express Scripts Holding Co.*(u)	118,330	7,310,427
GlaxoSmithKline PLC (United Kingdom)	133,800	3,364,118
Medivation, Inc.*(u)	102,460	6,141,452
Merck & Co., Inc.(u)	281,860	13,419,355
Mitsubishi Tanabe Pharma Corp. (Japan)	83,900	1,177,504
Novartis AG (Switzerland)	44,355	3,411,705
Novo Nordisk A/S (Denmark) (Class B Stock)	13,302	2,252,885
Perrigo Co.(u)	28,440	3,508,927
Pfizer, Inc.(u)	241,060	6,920,833
Pharmacyclics, Inc.*(u)	35,030	4,848,853
Roche Holding AG (Switzerland)	31,806	8,583,593
Rohto Pharmaceutical Co. Ltd. (Japan)	20,000	282,443
Salix Pharmaceuticals Ltd.*	37,140	2,483,923
Sanofi (France)	61,747	6,253,546
Santen Pharmaceutical Co. Ltd. (Japan)	5,100	247,666
Ship Healthcare Holdings, Inc. (Japan)	17,600	686,511
Sino Biopharmaceutical Ltd. (Hong Kong)	184,000	124,727
Synageva Biopharma Corp.*(a)	16,950	1,073,105
UCB SA (Belgium)	28,500	1,734,483
Valeant Pharmaceuticals International, Inc.*(u)	98,200	10,245,206
Warner Chilcott PLC (Ireland) (Class A Stock)	123,000	2,810,550

		129,812,225

Pipelines — 0.3%
APA Group (Australia)	14,059	78,331
Williams Cos., Inc. (The)(u)	231,920	8,432,611

		8,510,942

Real Estate — 0.3%
CapitaLand Ltd. (Singapore)	100,000	246,578
Cheung Kong Holdings Ltd. (Hong Kong)	84,000	1,278,758
China Resources Land Ltd. (China)	162,000	461,638
Daito Trust Construction Co. Ltd. (Japan)	2,400	240,176
Lend Lease Group (Australia)	51,456	487,986
Mitsui Fudosan Co. Ltd. (Japan)	82,000	2,769,089

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate (cont’d.)
New World Development Co. Ltd. (Hong Kong)	1,010,125	$1,518,116
Sumitomo Realty & Development Co. Ltd. (Japan)	14,000	667,274
Sunac China Holdings Ltd. (China)	230,000	149,385

		7,819,000

Real Estate Investment Trusts — 0.8%
American Campus Communities, Inc.	101,710	3,473,397
American Tower Corp.(u)	84,500	6,263,985
Australand Property Group (Australia)	6,088	20,749
Charter Hall Retail REIT (Australia)	135,804	476,516
Douglas Emmett, Inc.	186,730	4,382,553
Goodman Group (Australia)	54,912	250,219
Link REIT (The) (Hong Kong)	36,000	176,009
Mirvac Group (Australia)	325,279	528,801
Nomura Real Estate Office Fund, Inc. (Japan)	162	832,873
Redwood Trust, Inc.(a)	193,860	3,817,103
Westfield Group (Australia)	35,074	360,431

		20,582,636

Retail — 0.4%
Dick’s Sporting Goods, Inc.	87,170	4,653,135
Nitori Holdings Co. Ltd. (Japan)	13,700	1,254,583
Urban Outfitters, Inc.*	116,450	4,281,867

		10,189,585

Retail & Merchandising — 4.4%
ABC-Mart, Inc. (Japan)	6,000	292,734
Alsea SAB de CV (Mexico)	57,800	161,749
CP ALL PCL (Thailand)	196,600	221,552
CVS Caremark Corp.(u)	435,910	24,737,893
Darden Restaurants, Inc.(a)	64,240	2,973,670
Don Quijote Co. Ltd. (Japan)	6,000	376,079
GameStop Corp. (Class A Stock)	76,310	3,788,791
Gap, Inc. (The)(u)	158,990	6,404,117
Hennes & Mauritz AB (Sweden) (Class B Stock)	42,989	1,867,721
Home Depot, Inc. (The)(u)	166,620	12,638,127
Inditex SA (Spain)	13,759	2,122,362
J.C. Penney Co., Inc.*	157,400	1,388,268
Jin Co. Ltd. (Japan)	1,100	41,473
Kering (France)	12,480	2,796,788
Kingfisher PLC (United Kingdom)	516,900	3,228,999
Lowe’s Cos., Inc.(u)	203,820	9,703,870
Nu Skin Enterprises, Inc. (Class A Stock)	51,520	4,932,525
PetSmart, Inc.(u)	138,320	10,548,283
Pier 1 Imports, Inc.	184,970	3,610,614
PVH Corp.(u)	61,230	7,267,389
Rite Aid Corp.*	782,860	3,726,414
Seven & I Holdings Co. Ltd. (Japan)	78,500	2,877,810
Sundrug Co. Ltd. (Japan)	7,700	384,349
Super Retail Group Ltd. (Australia)	32,897	397,975
Swatch Group AG (The) (Switzerland)	2,620	1,687,338
Tractor Supply Co.	34,610	2,324,754
Wesfarmers Ltd. (Australia)	20,653	793,411
Yamada Denki Co. Ltd. (Japan)	195,900	579,439

		111,874,494

Savings & Loan — 0.1%
Investors Bancorp, Inc.	96,090	2,102,449

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors — 1.7%
Altera Corp.(u)	131,680	$4,893,229
ASML Holding NV (Netherlands)	17,799	1,758,097
Cavium, Inc.*(a)	94,950	3,911,940
Chipbond Technology Corp. (Taiwan)	139,000	287,019
MediaTek, Inc. (Taiwan)	19,000	234,694
Monolithic Power Systems, Inc.	173,230	5,245,404
NXP Semiconductors NV (Netherlands)*(u)	286,500	10,660,665
QUALCOMM, Inc.(u)	177,670	11,967,851
Samsung Electronics Co. Ltd. (South Korea)	1,563	1,988,126
SK Hynix, Inc. (South Korea)*	21,920	617,300
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	476,000	1,620,846

		43,185,171

Software — 2.7%
Adobe Systems, Inc.*(u)	138,920	7,215,505
Amadeus IT Holding SA (Spain) (Class A Stock)	40,200	1,425,379
Citrix Systems, Inc.*(u)	107,230	7,571,510
Fidelity National Information Services, Inc.(u)	162,830	7,561,825
Guidewire Software, Inc.*(u)	181,330	8,542,456
Kingsoft Corp. Ltd. (China)	177,000	419,928
Microsoft Corp.(u)	561,560	18,705,564
Oracle Corp.(u)	305,870	10,145,708
PTC, Inc.*(a)	175,400	4,986,622
SAP AG (Germany)	26,910	1,990,131

		68,564,628

Telecommunications — 3.1%
ADTRAN, Inc.(a)(u)	257,800	6,867,792
America Movil SAB de CV (Mexico) (Class L Stock)	474,200	470,233
China Mobile Ltd. (China)	88,500	995,815
DiGi.Com Bhd (Malaysia)	167,700	250,053
Elisa OYJ (Finland)	56,700	1,353,952
Far EasTone Telecommunications Co. Ltd. (Taiwan)	206,000	513,244
GN Store Nord A/S (Denmark)	26,800	564,335
Juniper Networks, Inc.*(u)	649,450	12,898,077
KDDI Corp. (Japan)	24,100	1,238,498
LG Uplus Corp. (South Korea)*	15,890	170,807
MegaFon OAO (Russia), GDR	7,700	272,496
Mobile Telesystems OJSC (Russia), ADR	16,900	376,194
MTN Group Ltd. (South Africa)	10,300	201,141
Palo Alto Networks, Inc.*(a)(u)	103,320	4,734,122
SBA Communications Corp. (Class A Stock)*(a)(u)	181,630	14,613,949
Singapore Telecommunications Ltd. (Singapore)	802,000	2,388,429
Softbank Corp. (Japan)	70,200	4,875,216
TDC A/S (Denmark)	311,100	2,632,424
Telecom Italia SpA (Italy)	1,466,500	1,206,620
Telefonica SA (Spain)*	26,535	412,516
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,240,000	225,288
Telenor ASA (Norway)	30,800	703,886
T-Mobile US, Inc.*(u)	310,080	8,052,778
Total Access Communication PCL (Thailand)	49,500	168,076

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.(u)	79,850	$3,725,801
Vivendi SA (France)	133,673	3,074,916
Vodafone Group PLC (United Kingdom)	1,844,300	6,473,206

		79,459,864

Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	90,700	4,773,502
Gudang Garam Tbk PT (Indonesia)	5,000	15,111
Imperial Tobacco Group PLC (United Kingdom)	96,347	3,561,730
ITC Ltd. (India)	77,584	421,966
Japan Tobacco, Inc. (Japan)	119,100	4,293,528

		13,065,837

Transportation — 1.3%
ComfortDelGro Corp. Ltd. (Singapore)	974,000	1,532,672
East Japan Railway Co. (Japan)	5,100	439,542
FedEx Corp.(u)	70,100	7,999,111
Genesee & Wyoming, Inc. (Class A Stock)*	61,150	5,685,115
Guangshen Railway Co. Ltd. (China) (Class H Stock)	454,000	238,391
Tidewater, Inc.	55,910	3,314,904
Union Pacific Corp.(u)	81,280	12,626,035
West Japan Railway Co. (Japan)	33,200	1,423,439

		33,259,209

Water Utilities
Aguas Andinas SA (Chile) (Class A Stock)	28,308	19,506
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	25,000	245,905

		265,411

TOTAL COMMON STOCKS (cost $1,605,544,293)		1,823,001,331

EXCHANGE TRADED FUND — 0.1%
iShares MSCI Emerging Markets Index Fund (cost $2,917,088)	71,000	2,894,670

PREFERRED STOCKS — 0.3%
Automobile Manufacturers — 0.2%
Volkswagen AG (Germany), (PRFC)	20,132	4,746,749

Banks — 0.1%
Banco Bradesco SA (Brazil), (PRFC)	28,070	388,190
Itau Unibanco Holding SA (Brazil), (PRFC)	58,410	827,012

		1,215,202

Beverages
Cia de Bebidas das Americas (Brazil), (PRFC)	21,900	839,024

Chemicals
Braskem SA (Brazil) (PRFC A)*	33,800	268,259

Foods
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil), (PRFC)	5,100	233,703

Metals & Mining
Vale SA (Brazil), (PRFC A)	41,200	587,244

	Shares	Value
PREFERRED STOCKS (Continued)
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil), (PRFC)	37,000	$307,512

TOTAL PREFERRED STOCKS (cost $7,844,045)		8,197,693

	Units
RIGHTS*(l)
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 10/17/13	401,717	54,890
Barclays PLC (United Kingdom), expiring 10/01/13	2	3

		54,893

Real Estate
New World Development Co. Ltd. (Hong Kong)	9,201	—

TOTAL RIGHTS (cost $53,838)		54,893

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c)
Building Materials
Equinox Holdings, Inc.,
Term Loan
4.501%	01/31/20	B1	144	144,726

Commercial Services
Ceridian Corp.,
Term Loan
4.429%	05/15/17	B1	45	44,972

Insurance
Hub International Ltd.,
Term Loan
4.750%	09/17/20	B1	75	75,062

Metals & Mining
Alpha Natural Resources, Inc.,
Term Loan
3.500%	05/22/20	Ba2	120	114,014
Peabody Energy Term Loan,
Term Loan
4.250%	09/20/20	Ba1	150	148,281

				262,295

Oil, Gas & Consumable Fuels
Cheaspeake Energy,
Term Loan
5.750%	12/02/17	Ba3	30	30,506
Fieldwood Energy LLC,
Term Loan
3.875%	09/25/18	Ba2	20	19,960
8.375%	09/25/20	B2	235	234,364

				284,830

Software
BMC Software,
Term Loan
5.000%	08/09/20	B1	100	99,937
First Data Corp.,

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
Term Loan
4.180%	03/24/18	B1	55	$54,479

				154,416

TOTAL BANK LOANS (cost $953,357)				966,301

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889%(c)	07/10/44	BBB+(d)	370	406,119
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	500	549,559
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class A4
5.331%	02/11/44	Aaa	1,000	1,096,308
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.885%(c)	12/10/49	Aaa	1,000	1,130,867
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,000	1,096,751
Series 2007-CD4, Class A4
5.322%	12/11/49	Aa3	1,148	1,269,052
Commercial Mortgage Trust,
Series 2006-GG7, Class A4
6.056%(c)	07/10/38	Aaa	745	818,931
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	477	520,877
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	A1	1,290	1,418,807
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444%	03/10/39	Aa3	3,398	3,759,751
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.560%	11/10/39	Aaa	500	551,074
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	A2	130	128,979
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB19, Class A4
5.895%(c)	02/12/49	Aa2	710	794,050
Series 2007-LD11, Class A4
6.002%(c)	06/15/49	A3	5,175	5,820,576
Series 2007-LDPX, Class A3
5.420%	01/15/49	Aaa	500	552,593
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	1,000	1,107,348
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	1,292	1,445,977
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	230	251,057
Series 2007-5, Class A4

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.378%	08/12/48	Aa2	2,965	$3,251,286
Series 2007-6, Class A4
5.485%(c)	03/12/51	Aa3	400	441,905
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class A4
5.810%(c)	06/12/50	Aa3	94	104,963
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	A3	1,375	1,527,663
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342%	12/15/43	Aa3	3,980	4,403,225
Series 2007-C31, Class A4
5.509%	04/15/47	Aa2	1,480	1,619,906
Series 2007-C32, Class A3
5.936%(c)	06/15/49	A1	4,105	4,568,849
Series 2007-C33, Class A4
6.123%(c)	02/15/51	Aaa	2,087	2,306,321
Series 2007-C33, Class A5
6.123%(c)	02/15/51	Aaa	1,000	1,134,156

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $41,529,685)				42,076,950

CORPORATE BONDS — 9.0%
Advertising
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20	B3	165	167,063

Aerospace & Defense
GenCorp, Inc.,
Sec’d. Notes, 144A
7.125%	03/15/21	Ba3	40	41,900
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	Caa1	570	558,600
Gtd. Notes, 144A
7.500%	07/15/21	Caa1	205	220,375
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	Ba3	225	216,563

				1,037,438

Airlines
Continental Airlines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates
6.250%	10/22/21	Ba2	115	118,450
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19	Ba2	135	141,110
UAL 2009-2A Pass-Through Trust,
Pass-Through Certificates
9.750%	07/15/18	Baa3	132	149,894
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18	B2	10	10,175

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	Caa2	130	$124,637

				544,266

Apparel & Textile
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21	Ba2	175	175,000

Auto Parts & Equipment
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	B2	180	185,400
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21	B2	200	196,500
6.000%	09/15/23	B2	200	198,500
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.875%	08/15/18	B1	295	309,013

				889,413

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	B1	565	624,325
8.250%	06/15/21	B1	80	89,600
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18	Ba1	170	169,575
6.250%	10/02/43	Ba1	175	172,375

				1,055,875

Banks — 1.5%
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18	B1	350	348,435
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	Baa2	285	303,123
4.100%	07/24/23	Baa2	528	524,718
5.650%	05/01/18	Baa2	155	174,921
5.700%	01/24/22	Baa2	530	592,043
5.750%	12/01/17	Baa2	1,085	1,223,970
5.875%	01/05/21	Baa2	1,000	1,133,337
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	Baa2	1,000	936,760
Bank of America NA,
Sub. Notes
5.300%	03/15/17	Baa1	315	347,162
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	BB+(d)	410	406,413
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	Ba3	130	127,075
5.000%	08/01/23	Ba3	180	174,271
5.375%	05/15/20	Ba3	175	181,125
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.500%	02/15/19	Ba3	345	$362,250
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23	Baa2	1,800	1,712,822
3.953%	06/15/16	Baa2	331	352,365
4.750%	05/19/15	Baa2	500	529,151
6.125%	05/15/18	Baa2	247	285,691
Sub. Notes
4.050%	07/30/22	Baa3	195	189,387
5.500%	09/13/25	Baa3	736	756,941
6.675%	09/13/43	Baa3	303	326,298
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18	Baa2	360	405,298
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23	Baa3	327	326,013
Sub. Notes
7.000%	04/15/20	Ba1	866	1,020,201
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	Baa2	300	324,318
Fifth Third Capital Trust IV,
Ltd. Gtd. Notes
6.500%(c)	04/15/67	Baa3	108	107,460
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	A3	789	795,339
3.625%	01/22/23	A3	1,000	956,258
5.250%	07/27/21	A3	123	132,736
5.750%	01/24/22	A3	1,330	1,474,495
5.950%	01/18/18	A3	360	406,946
6.150%	04/01/18	A3	350	400,313
Sub. Notes
6.750%	10/01/37	Baa1	600	626,182
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	A2	372	364,645
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	Baa2	200	236,962
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.150%	07/05/16	A2	451	473,208
3.200%	01/25/23	A2	862	806,417
3.250%	09/23/22	A2	1,695	1,599,051
4.350%	08/15/21	A2	265	274,506
4.500%	01/24/22	A2	2,200	2,294,824
6.300%	04/23/19	A2	300	351,487
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1	500	572,077
KeyBank NA,
Sub. Notes
5.800%	07/01/14	Baa1	599	621,478
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17	A3	869	938,877

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Morgan Stanley,
Notes, MTN
6.625%	04/01/18	Baa1	200	$232,191
Sr. Unsec’d. Notes
2.125%	04/25/18	Baa1	1,350	1,315,775
3.750%	02/25/23	Baa1	598	576,492
5.750%	01/25/21	Baa1	1,294	1,436,481
Sub. Notes
4.875%	11/01/22	Baa2	830	830,437
Sub. Notes, MTN
4.100%	05/22/23	Baa2	235	219,189
Regions Bank,
Sub. Notes
6.450%	06/26/37	Ba1	525	549,181
7.500%	05/15/18	Ba1	250	294,029
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18	Ba1	581	563,952
5.750%	06/15/15	Ba1	923	989,004
7.750%	11/10/14	Ba1	321	344,738
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.100%	06/10/23	Ba2	760	766,706
6.125%	12/15/22	Ba2	791	796,869
SunTrust Bank,
Sr. Unsec’d. Notes
2.750%	05/01/23	A3	703	639,033
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19	B1	300	336,750
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23	A3	500	467,982

				36,856,158

Beverages — 0.1%
Beam, Inc.,
Sr. Unsec’d. Notes
1.750%	06/15/18	Baa2	309	302,282
1.875%	05/15/17	Baa2	79	79,373
3.250%	06/15/23	Baa2	202	194,684
5.375%	01/15/16	Baa2	72	78,452
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	B3	75	77,250
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	Baa1	258	253,651
2.750%	04/01/23	Baa1	269	245,709
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22	Baa1	707	712,629

				1,944,030

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	11/15/41	Baa1	1,652	1,603,689
5.375%	05/15/43	Baa1	1,198	1,193,184

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
5.650%	06/15/42	Baa1	381	$395,134

				3,192,007

Building Materials — 0.1%
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3	210	225,750
6.875%	08/15/18	Ba3	330	352,687
Headwaters, Inc.,
Sec’d. Notes
7.625%	04/01/19	B2	60	63,000
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	Ba3	110	115,225
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20	Caa2	200	220,000
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20	B2	35	37,931
Sr. Unsec’d. Notes
9.750%	01/15/18	Caa2	90	104,175

				1,118,768

Chemicals — 0.1%
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18	Ba1	125	123,437
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	Ba3	75	71,063
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16	Baa2	1,180	1,218,093
4.125%	11/15/21	Baa2	576	587,950
4.250%	11/15/20	Baa2	126	131,603
4.375%	11/15/42	Baa2	164	141,786
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	Ba3	40	38,400
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	B1	190	209,475
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19	Ba3	200	199,000
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18	B2	200	221,000
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20	Ba1	245	246,225
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	B2	115	113,850

				3,301,882

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services — 0.1%
Ceridian Corp.,
Gtd. Notes
11.250%	11/15/15	Caa2	220	$222,200
Emergency Medical Services Corp.,
Gtd. Notes
8.125%	06/01/19	Caa1	300	324,000
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	Ba2	620	655,650
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2	100	105,750
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.000%	02/15/22	Ba3	55	55,275
7.250%	05/15/18	Ba3	115	127,075
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18	Caa1	375	397,500

				1,887,450

Computers
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
4.625%	01/15/23	Ba3	160	147,600
NCR Corp.,
Gtd. Notes
4.625%	02/15/21	Ba3	170	159,375
Seagate HDD Cayman,
Gtd. Notes, 144A
4.750%	06/01/23	Ba1	105	101,063

				408,038

Construction & Engineering
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	B2	230	240,350
Lennar Corp.,
Gtd. Notes
4.125%	12/01/18	BB-(d)	170	162,350
6.950%	06/01/18	Ba3	365	402,413
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	Ba3	105	98,437

				903,550

Consumer Products & Services
ADT Corp. (The),
Sr. Unsec’d. Notes, 144A
6.250%	10/15/21	Ba2	70	71,050
First Quality Finance Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/21	B2	185	167,887
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.500%	05/15/18	Caa2	110	114,950
Sr. Sec’d. Notes
5.750%	10/15/20	B1	160	160,600
7.875%	08/15/19	B1	300	330,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer Products & Services (cont’d.)

				$844,487

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	B3	700	672,000
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	Ba1	390	350,025
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23	Ba2	635	581,025

				1,603,050

Distribution/Wholesale
HD Supply, Inc.,
Sr. Sec’d. Notes
8.125%	04/15/19	B1	15	16,650
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa2	375	388,594

				405,244

Diversified Financial Services — 0.3%
Air Lease Corp.,
Gtd. Notes
4.750%	03/01/20	BBB-(d)	25	24,563
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19	Ba3	85	89,887
6.750%	04/15/17	Ba3	270	288,900
9.750%	08/01/18	Ba3	15	16,575
Aon Corp.,
Gtd. Notes
3.125%	05/27/16	Baa2	400	418,590
5.000%	09/30/20	Baa2	205	225,429
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22	Ba1	304	320,366
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	Baa3	762	761,922
General Electric Capital Corp.,
Sr. Sec’d. Notes
1.000%	12/11/15	Aa3	346	346,413
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
3.250%	05/15/18	Ba3	180	175,050
4.250%	05/15/23	Ba3	35	31,981
4.750%	08/15/17	Ba3	315	326,025
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15	Baa1	163	163,261
1.875%	08/09/16	Baa1	143	143,597
2.125%	10/02/17	Baa1	180	179,557
2.875%	08/09/18	Baa1	254	256,123
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
7.750%	01/15/16	Ba3	200	206,500
8.000%	01/15/18	Ba3	575	602,313
Sr. Unsec’d. Notes, 144A

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
6.000%	08/01/20	BBB-(d)	160	$160,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18	Ba3	140	135,275
5.875%	04/01/19	Ba3	380	395,624
5.875%	08/15/22	Ba3	280	275,800
6.250%	05/15/19	Ba3	225	236,250
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37	Baa3	215	221,435
SLM Corp.,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	Ba1	85	91,800
Unsec’d. Notes, MTN
5.500%	01/15/19	Ba1	115	113,880

				6,207,116

Electric Utilities — 0.6%
AES Corp. (The),
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba3	75	70,125
7.375%	07/01/21	Ba3	710	781,000
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	Baa2	171	167,991
2.950%	12/15/22	Baa2	162	149,159
Atlantic Power Corp.,
Gtd. Notes
9.000%	11/15/18	B2	440	442,200
Dominion Resources, Inc.,
Jr. Sub. Notes
2.548%(c)	09/30/66	Baa3	1,070	996,889
DPL, Inc.,
Sr. Unsec’d. Notes
6.500%	10/15/16	Ba1	295	312,700
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	Baa3	338	379,388
6.400%	09/15/20	Baa3	536	618,031
Edison International,
Sr. Unsec’d. Notes
3.750%	09/15/17	Baa2	91	96,344
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	Baa3	403	391,944
4.250%	03/15/23	Baa3	728	665,776
7.375%	11/15/31	Baa3	580	585,899
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21	Baa3	879	943,250
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
9.125%	05/01/31	B3	475	498,750
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18	B2	640	720,000
9.875%	10/15/20	B2	40	44,100

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	Baa3	325	$335,562
4.800%	02/15/44	Baa3	1,000	895,553
5.250%	02/15/43	Baa3	351	337,278
5.400%	07/15/14	Baa3	500	517,859
5.800%	02/01/42	Baa3	160	165,809
5.950%	06/15/41	Baa3	331	350,796
6.400%	03/15/18	Baa3	310	358,777
Northeast Utilities,
Sr. Unsec’d. Notes
1.450%	05/01/18	Baa2	148	144,204
2.800%	05/01/23	Baa2	673	621,571
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25	Ba1	200	210,000
Pepco Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	10/01/15	Baa3	406	417,361
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	Baa3	331	308,452
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
6.500%	05/01/18	Baa2	184	208,073
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21	Baa2	700	740,291
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	Baa1	72	74,855
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22	Ba1	400	424,391
TECO Finance, Inc.,
Gtd. Notes
4.000%	03/15/16	Baa2	300	318,318

				14,292,696

Electronic Components & Equipment — 0.1%
313 Group, Inc.,
Gtd. Notes, 144A
8.750%	12/01/20	Caa1	180	176,850
APX Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	B1	405	382,725
Flextronics International Ltd. (Singapore),
Gtd. Notes
4.625%	02/15/20	Ba1	455	441,350
Sanmina-SCI Corp.,
Gtd. Notes, 144A
7.000%	05/15/19	B1	175	184,187
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	B1	45	47,813

				1,232,925

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment & Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.250%	03/15/21	B1	85	$81,175
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	B2	300	276,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/18	B1	55	56,100
PNK Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/21	B2	130	132,600
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	06/15/23	B3	300	282,750
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
5.250%	11/15/22	Ba1	270	261,900
7.500%	10/15/27	Ba1	355	374,525

				1,465,050

Environmental Control
ADS Waste Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	10/01/20	Caa1	120	126,600
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	Ba2	45	43,481
5.250%	08/01/20	Ba2	65	64,350
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.375%	10/01/22	Ba3	50	51,219
7.250%	12/01/20	Ba3	225	241,267
Tervita Corp. (Canada),
Gtd. Notes, 144A
9.750%	11/01/19	Caa2	70	64,050
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	B2	60	60,225

				651,192

Foods — 0.2%
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20	B3	40	40,400
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23	BB+(d)	200	200,872
BI-LO LLC/BI-LO Finance Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.625%	09/15/18	Caa1	70	71,050
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	Baa2	156	153,959
3.200%	01/25/23	Baa2	1,081	1,011,295
4.650%	01/25/43	Baa2	153	138,867
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23	BB(d)	400	353,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	B1	325	$309,969
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	Ba3	150	148,500
8.250%	02/01/20	Ba3	590	620,975
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.500%	08/11/17	Baa1	800	930,344
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa1	800	903,337

				4,882,568

Healthcare Products
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
9.875%	04/15/18	Caa1	30	31,800
Sec’d. Notes
8.750%	03/15/18	B3	5	5,437

				37,237

Healthcare Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
1.500%	11/15/17	Baa2	55	54,005
2.750%	11/15/22	Baa2	222	204,869
4.125%	11/15/42	Baa2	124	108,099
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19	B3	315	330,356
Sr. Sec’d. Notes
5.125%	08/15/18	Ba2	180	183,150
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22	B2	275	271,906
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	B3	400	439,000
8.000%	10/01/18	B3	235	270,250
Sr. Sec’d. Notes
7.875%	02/15/20	Ba3	60	64,687
HealthSouth Corp.,
Gtd. Notes
7.250%	10/01/18	B1	455	490,263
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/20	Ba3	70	71,575
Sr. Unsec’d. Notes, 144A
8.125%	04/01/22	B3	155	161,781
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.625%	03/15/19	A3	144	138,763
2.750%	02/15/23	A3	75	69,869
2.875%	03/15/23	A3	621	584,377
3.950%	10/15/42	A3	103	88,326

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	Baa2	520	$490,157
4.650%	01/15/43	Baa2	164	150,455

				4,171,888

Holding Companies
Boart Longyear Management Pty Ltd.,
Gtd. Notes, 144A
7.000%	04/01/21	B3	655	484,700
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	B2	185	185,231
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	Caa1	215	224,675

				894,606

Home Construction — 0.1%
DR Horton, Inc.,
Gtd. Notes
3.625%	02/15/18	Ba2	170	167,450
4.375%	09/15/22	Ba2	220	200,200
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	B2	260	293,800
8.375%	01/15/21	B2	685	770,625
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	Ba1	155	142,213

				1,574,288

Insurance — 0.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1	144	157,736
4.875%	06/01/22	Baa1	173	185,588
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16	Baa1	517	577,600
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/17	Baa3	1,000	1,071,517
5.125%	04/15/22	Baa3	449	491,416
Hockey Merger Sub 2, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	Caa2	105	105,131
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	Baa2	334	354,313
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	Baa2	260	279,763
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	Baa2	100	108,080
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	A1	145	150,429

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
1.756%	12/15/17	A3	217	$215,396
3.048%	12/15/22	A3	442	421,376
4.368%	09/15/23	A3	487	509,112
4.750%	02/08/21	A3	920	1,005,915
6.750%	06/01/16	A3	500	572,968
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.000%	01/10/23	Aa3	255	240,377
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	Aa2	209	240,008
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	123	166,474
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	Baa1	563	519,196
6.000%	02/10/20	Baa1	1,594	1,783,778
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa2	751	828,358
5.750%	08/15/42	Baa2	614	634,050

				10,618,581

Internet
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18	B2	55	54,863
IAC/InterActiveCorp,
Gtd. Notes
4.750%	12/15/22	Ba1	90	82,800
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/21	Ba3	185	183,613
VeriSign, Inc.,
Gtd. Notes, 144A
4.625%	05/01/23	Baa3	255	239,700

				560,976

Lodging — 0.1%
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	B2	390	424,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21	B3	325	325,813
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21	B1	510	489,600
MGM Resorts International,
Gtd. Notes
6.750%	10/01/20	B3	190	199,500
8.625%	02/01/19	B3	55	63,250
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.000%	02/15/18	B2	320	319,200

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Paris Las Vegas Holding LLC/Harrahs Las Vegas LLC/Flamingo Las Vegas Holdings,
Sr. Sec’d. Notes, 144A
8.000%	10/01/20	B2	155	$154,031
11.000%	10/01/21	Caa2	155	150,350
Playa Resorts Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	08/15/20	Caa1	310	327,050
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	B2	140	134,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Unsec’d. Notes
5.375%	03/15/22	BBB-(d)	235	236,175

				2,823,494

Manufacturing — 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes, 144A
2.875%	01/15/19	Baa2	58	57,815
4.250%	06/15/23	Baa2	405	402,207
5.750%	06/15/43	Baa2	291	299,316
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	B2	295	309,750
LSB Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/01/19	Ba3	35	36,313
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	B2	355	352,338

				1,457,739

Media — 0.6%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	B1	265	247,775
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.500%	04/30/21	B1	260	263,900
7.000%	01/15/19	B1	490	518,787
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	B3	180	169,650
6.375%	09/15/20	B3	165	168,300
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/16	Ca	150	114,000
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	B1	370	376,750
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20	BB-(d)	30	28,650
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42	A3	1,458	1,386,460
5.700%	05/15/18	A3	400	465,915

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	Baa2	153	$135,866
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	Baa2	200	223,313
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23	Baa2	71	66,789
4.875%	04/01/43	Baa2	166	153,169
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18	Ba3	645	645,806
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	Caa1	45	49,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21	B2	387	410,220
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	A3	940	1,011,962
Gtd. Notes, 144A
6.400%	04/30/40	A3	200	236,554
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	235	255,551
6.150%	02/15/41	Baa1	1,623	1,787,929
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands),
Gtd. Notes
4.500%	10/01/20	B2	120	115,500
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	B2	245	230,913
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	Caa1	175	170,625
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.750%	08/01/21	B1	175	174,125
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20	B1	185	186,619
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19	Ba2	455	450,450
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	Baa2	759	708,123
4.500%	09/15/42	Baa2	1,050	767,720
5.500%	09/01/41	Baa2	755	619,089
5.850%	05/01/17	Baa2	157	170,735
5.875%	11/15/40	Baa2	245	208,513
6.750%	07/01/18	Baa2	295	329,454
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42	Baa2	500	467,708
5.375%	10/15/41	Baa2	556	554,636
6.200%	03/15/40	Baa2	320	348,566

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	Ba3	200	$189,500
7.500%	03/15/19	Ba3	150	162,000
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18	Baa2	73	72,866
3.500%	04/01/17	Baa2	208	218,842
4.250%	09/01/23	Baa2	1,215	1,208,400
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19	Caa1	145	157,325

				16,228,555

Metals & Mining — 0.3%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	B3	216	180,360
6.250%	06/01/21	B3	10	8,200
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
3.850%	04/01/22	Baa2	224	198,104
4.100%	05/01/23	Baa2	3,483	3,067,123
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	B1	30	31,875
8.250%	04/01/20	B1	145	155,513
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21	A1	247	242,082
4.500%	08/13/23	A1	800	806,482
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	02/01/16	B1	485	495,913
7.000%	11/01/15	B1	415	427,450
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes, 144A
3.875%	03/15/23	Baa3	1,285	1,184,711
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	Caa1	325	317,687
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	B2	420	408,450
Severstal Columbus LLC (Russia),
Sr. Sec’d. Notes
10.250%	02/15/18	B3	95	100,937
Steel Dynamics, Inc.,
Gtd. Notes, 144A
5.250%	04/15/23	Ba2	30	28,275
Walter Energy, Inc.,
Gtd. Notes, 144A
8.500%	04/15/21	Caa2	115	96,025
Sr. Sec’d. Notes, 144A
9.500%	10/15/19	B3	45	46,575

				7,795,762

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Baa3	1,286	$1,494,945
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20	B2	360	363,600
7.250%	08/01/19	B2	400	422,000
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.248%	11/01/16	A2	880	905,789
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	Ba3	1,270	1,317,625
6.875%	11/15/20	Ba3	340	367,200
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes
6.625%	11/15/19	Ba3	265	269,637
Chevron Corp.,
Sr. Unsec’d. Notes
2.427%	06/24/20	Aa1	282	278,754
3.191%	06/24/23	Aa1	711	698,341
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	B1	410	375,150
6.375%	08/15/21	B1	300	318,750
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	B3	290	287,100
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	B2	395	444,375
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	B2	405	439,425
Sr. Sec’d. Notes
6.875%	05/01/19	Ba3	180	192,150
EPL Oil & Gas, Inc.,
Gtd. Notes
8.250%	02/15/18	Caa1	135	142,425
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18	Ba3	95	100,581
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21	B2	180	174,600
FMC Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	10/01/17	Baa2	61	60,329
3.450%	10/01/22	Baa2	111	106,448
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19	Caa1	200	201,000
Forest Oil Corp.,
Gtd. Notes
7.500%	09/15/20	B3	195	194,025
Forum Energy Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	10/01/21	Ba3	40	40,250

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.000%	03/01/21	Ba3	95	$90,963
5.875%	04/01/20	Ba3	50	50,500
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21	Baa2	330	356,292
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
6.300%	08/01/16	Baa1	157	178,234
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	11/15/20	B1	155	155,000
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.125%	04/01/23	B3	75	73,125
7.500%	11/01/19	B3	260	273,650
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19	Ba3	535	567,100
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	Baa1	6,637	6,071,435
5.625%	05/20/43	Baa1	555	464,807
Petrobras International Finance Co. (Brazil),
Gtd. Notes
3.875%	01/27/16	Baa1	208	214,612
5.375%	01/27/21	Baa1	1,181	1,186,415
5.750%	01/20/20	Baa1	383	397,962
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23	Baa1	1,510	1,372,548
4.875%	01/24/22	Baa1	281	286,620
5.500%	01/21/21	Baa1	322	344,540
5.500%	06/27/44	Baa1	3,580	3,250,064
6.500%	06/02/41	Baa1	1,584	1,641,623
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	Ba2	300	325,500
Phillips 66,
Gtd. Notes
4.300%	04/01/22	Baa1	316	322,148
5.875%	05/01/42	Baa1	270	283,610
Precision Drilling Corp. (Canada),
Gtd. Notes
6.625%	11/15/20	Ba1	200	211,500
Samson Investment Co.,
Gtd. Notes, 144A
10.250%	02/15/20	B3	930	985,800
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	Baa1	361	367,953
2.875%	10/01/22	Baa1	296	274,935
Transocean, Inc.,
Gtd. Notes
5.050%	12/15/16	Baa3	136	149,041
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	B2	95	93,100

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	Ba2	235	$235,587

				29,419,163

Paper & Forest Products
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
7.750%	07/15/17	Ba2	200	208,000

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	Baa1	447	443,330
2.900%	11/06/22	Baa1	459	429,261
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3	275	287,840
4.750%	11/15/21	Baa3	1,105	1,182,688
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	Baa3	295	306,150
Valeant Pharmaceuticals International (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	08/15/18	B1	215	230,050
Gtd. Notes, 144A
6.375%	10/15/20	B1	125	130,000
6.875%	12/01/18	B1	600	634,500
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17	Baa3	169	167,938
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	02/01/18	Baa2	68	67,315
3.250%	02/01/23	Baa2	766	729,243
4.700%	02/01/43	Baa2	166	154,703

				4,763,018

Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	Ba3	235	220,900
5.875%	04/15/21	Ba3	380	390,450
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22	Ba3	445	457,237
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
7.750%	04/01/19	B3	300	315,000
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	Baa2	1,094	1,103,611
5.350%	03/15/20	Baa2	2,325	2,489,938
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17	Baa3	194	192,180
3.875%	03/15/23	Baa3	144	131,028
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
4.100%	11/15/15	Ba1	488	516,698

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.000%	10/01/21	Ba1	129	$136,931
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	Baa2	509	515,961
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	Ba2	10	10,700
Gibson Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21	Ba3	175	180,687
Midcontinent Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.450%	09/15/14	Ba1	420	430,500
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	Baa2	1,000	987,727
SemGroup LP,
Gtd. Notes, 144A
7.500%	06/15/21	B3	210	214,200
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Sr. Unsec’d. Notes
4.400%	06/15/21	Baa3	102	106,833
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	Baa2	500	446,461
5.650%	03/01/20	Baa2	350	382,832
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	06/15/16	Baa3	114	116,608
2.950%	09/25/18	Baa3	100	101,648
4.600%	06/15/21	Baa3	75	77,414
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22	Ba3	154	160,160
7.875%	10/15/18	Ba3	60	64,800
Gtd. Notes, 144A
4.250%	11/15/23	Ba3	100	90,500
5.250%	05/01/23	Ba3	275	269,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	B1	45	45,225
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	Baa3	377	403,186
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa2	50	50,607

				10,609,522

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	Baa3	144	136,158
CBRE Services, Inc.,
Gtd. Notes
6.625%	10/15/20	Ba1	515	549,763
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	Baa2	80	74,343

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
Regency Centers LP,
Gtd. Notes
5.250%	08/01/15	Baa2	167	$178,451

				938,715

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.600%	04/01/22	Baa2	94	94,470
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	Baa1	255	258,939
BioMed Realty LP,
Gtd. Notes
3.850%	04/15/16	Baa3	280	293,555
4.250%	07/15/22	Baa3	155	150,374
6.125%	04/15/20	Baa3	540	600,240
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23	Baa2	1,500	1,374,087
3.850%	02/01/23	Baa2	785	764,696
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	Baa3	427	403,957
4.950%	04/15/18	Baa3	267	286,690
5.700%	05/01/17	Baa3	264	291,025
7.500%	05/15/15	Baa3	55	60,264
Camden Property Trust,
Sr. Unsec’d. Notes
2.950%	12/15/22	Baa1	161	147,304
5.375%	12/15/13	Baa1	550	554,971
CommonWealth REIT,
Sr. Unsec’d. Notes
5.750%	11/01/15	Baa3	42	44,048
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	Baa3	253	257,600
4.750%	04/15/18	Baa3	700	755,573
9.625%	03/15/16	Baa3	142	168,422
Digital Realty Trust LP,
Gtd. Notes
4.500%	07/15/15	Baa2	100	104,789
5.250%	03/15/21	Baa2	134	140,842
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23	Baa2	249	231,574
3.875%	10/15/22	Baa2	411	391,006
4.375%	06/15/22	Baa2	198	195,763
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	Baa2	1,400	1,320,406
5.375%	10/15/15	Baa2	39	42,069
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	Baa1	1,000	919,332
4.625%	12/15/21	Baa1	1,610	1,699,568
Geo Group, Inc. (The),
Gtd. Notes, 144A
5.875%	01/15/22	B1	220	217,250

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	Baa2	180	$178,118
4.700%	09/15/17	Baa2	76	82,700
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	Baa1	1,022	944,761
4.125%	06/15/22	Baa1	169	167,662
4.750%	10/01/20	Baa1	2,168	2,284,706
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
2.500%	12/15/17	Baa2	311	307,447
3.150%	05/15/23	Baa2	634	558,318
4.500%	04/18/22	Baa2	908	898,044
Omega Healthcare Investors, Inc.,
Gtd. Notes
6.750%	10/15/22	Ba1	10	10,750
7.500%	02/15/20	Ba1	45	48,937
PPF Funding, Inc.,
Notes, 144A
5.125%	06/01/15	Baa2	40	42,149
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
8.125%	11/01/18	B1	277	297,775
Simon Property Group LP,
Sr. Unsec’d. Notes
2.750%	02/01/23	A2	278	255,097
2.800%	01/30/17	A2	66	68,388
4.125%	12/01/21	A2	1,000	1,040,247
Tanger Properties LP,
Sr. Unsec’d. Notes
6.125%	06/01/20	Baa1	335	388,614
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
2.000%	02/15/18	Baa1	272	266,519
4.000%	04/30/19	Baa1	168	176,217
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22	Baa2	96	89,088

				19,874,351

Retail & Merchandising — 0.1%
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18	Baa2	580	595,950
Bon-Ton Department Stores, Inc. (The),
Sec’d. Notes
8.000%	06/15/21	Caa1	220	205,700
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18	Caa1	225	229,500
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20	Caa2	15	14,663
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	Caa2	865	981,775
Gtd. Notes, 144A
6.750%	06/15/21	Caa2	320	332,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	Baa1	199	$199,684

				2,559,672

Savings & Loan
RBS Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22	BBB+(d)	546	532,832

Semiconductors
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18	B3	300	292,500
5.750%	02/15/21	B3	575	583,625

				876,125

Software — 0.1%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21	Ba2	185	188,700
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	Caa1	315	326,813
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	Caa1	260	286,000
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1	90	92,925
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1	240	248,400
7.375%	06/15/19	B1	455	478,887
MModal, Inc.,
Sr. Notes, 144A
10.750%	08/15/20	Caa3	110	88,000
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	B1	210	198,450

				1,908,175

Telecommunications — 0.7%
Alcatel-Lucent USA, Inc.,
Gtd. Notes, 144A
8.875%	01/01/20	B3	245	258,475
Sr. Unsec’d. Notes
6.450%	03/15/29	CCC+(d)	325	274,625
6.500%	01/15/28	CCC+(d)	90	75,150
Altice Financing SA (Israel),
Sr. Sec’d. Notes, 144A
7.875%	12/15/19	B1	445	469,475
Altice Finco SA (Israel),
Sr. Notes, 144A
9.875%	12/15/20	B3	200	215,500
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16	A2	200	203,360
AT&T, Inc.,
Sr. Unsec’d. Notes
5.350%	09/01/40	A3	1,507	1,462,619
5.550%	08/15/41	A3	1,494	1,483,012

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
6.300%	01/15/38	A3	300	$324,230
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/17	Ba2	37	38,757
6.000%	04/01/17	Ba2	92	98,900
6.150%	09/15/19	Ba2	203	210,613
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	B1	600	564,000
7.000%	02/15/20	B1	400	398,000
8.250%	09/01/17	B1	100	103,625
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21	B1	647	617,885
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3	303	340,819
7.995%	06/01/36	Baa3	125	127,259
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.500%	04/01/21	B3	320	345,600
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	06/01/21	Caa2	280	289,800
MetroPCS Wireless, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21	Ba3	120	120,600
NeuStar, Inc.,
Gtd. Notes
4.500%	01/15/23	Ba3	135	121,163
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	Caa2	100	71,000
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	B1	120	107,100
8.750%	03/15/32	B1	120	121,950
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20	Ba2	150	161,250
9.000%	11/15/18	Ba2	140	164,150
Telesat Canada/Telesat LLC (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	B3	110	114,400
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	09/01/18	Ba3	60	61,050
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22	B1	150	143,250
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	Ba3	280	305,200
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.850%	11/01/42	Baa1	1,157	913,625
6.400%	09/15/33	Baa1	553	614,114
6.400%	02/15/38	Baa1	700	770,739
6.550%	09/15/43	Baa1	5,265	5,943,853

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Virgin Media Finance PLC,
Gtd. Notes, 144A
6.375%	04/15/23	B2	200	$199,000
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	Ba3	200	195,000
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
11.750%	07/15/17	B3	300	318,750
Wind Acquisition Holdings Finance SA (Italy),
Sr. Sec’d. Notes, 144A, PIK
12.250%	07/15/17	Caa1	420	414,997

				18,762,895

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	325	297,655
4.250%	08/09/42	Baa1	527	438,735
4.500%	05/02/43	Baa1	472	408,214
9.250%	08/06/19	Baa1	181	239,029
9.700%	11/10/18	Baa1	196	259,117
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	Baa2	940	865,293
4.750%	11/01/42	Baa2	1,949	1,699,407
6.150%	09/15/43	Baa2	229	239,584
6.750%	06/15/17	Baa2	660	762,567
7.250%	06/15/37	Baa2	610	705,536

				5,915,137

Transportation
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19	Caa1	75	74,437
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.,
Sr. Sec’d. Notes
8.875%	11/01/17	B1	240	250,800
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes
9.250%	04/15/19	B3	15	16,125

				341,362

TOTAL CORPORATE BONDS (cost $230,838,394)				227,937,359

FOREIGN GOVERNMENT BONDS — 0.1%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
3.375%	09/26/16	Baa2	580	581,740
5.750%	09/26/23	Baa2	529	529,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	Baa1	1,294	1,285,913
Sr. Unsec’d. Notes, MTN

4.750%	03/08/44	Baa1	412	372,860

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,846,362)				2,769,513

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.300%	10/01/39	A1	850	$1,071,442
7.350%	11/01/39	A1	95	120,124
7.500%	04/01/34	A1	330	418,658
7.550%	04/01/39	A1	585	759,043
7.600%	11/01/40	A1	2,025	2,647,991
7.625%	03/01/40	A1	135	176,542

				5,193,800

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited
7.781%	01/01/35	A3	120	131,167
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	A3	2,310	2,041,786
5.665%	03/01/18	A3	165	179,802
5.877%	03/01/19	A3	260	279,971
6.630%	02/01/35	A3	295	293,003
6.725%	04/01/35	A3	450	451,071
7.350%	07/01/35	A3	145	153,897

				3,530,697

TOTAL MUNICIPAL BONDS (cost $9,245,677)				8,724,497

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Fannie Mae REMICS,
Series 2007-53, Class FB
0.579%(c)	06/25/37	Aaa	908	907,145
Series 2007-85, Class FL
0.719%(c)	09/25/37	Aaa	327	328,741
Series 2007-89, Class FT
0.749%(c)	09/25/37	Aaa	280	281,194
Series 2012-93, Class FE
0.579%(c)	09/25/42	Aaa	373	368,766
Series 2012-101, Class FB
0.629%(c)	05/25/39	Aaa	1,314	1,307,872
Series 2012-111, Class NF
0.529%(c)	05/25/42	Aaa	327	326,350
Series 2012-113, Class PF
0.529%(c)	10/25/40	Aaa	889	887,985
Series 2012-122, Class LF
0.579%(c)	11/25/42	Aaa	2,845	2,828,992
Series 2012-128, Class VF
0.429%(c)	06/25/42	Aaa	1,573	1,568,910
Series 2012-128, Class YF
0.479%(c)	06/25/42	Aaa	1,469	1,466,531
Series 2013-44, Class FA
0.429%(c)	05/25/43	Aaa	1,756	1,739,451
Freddie Mac REMICS,
Series 3349, Class FE
0.672%(c)	07/15/37	Aaa	349	349,701
Series 3376, Class FA
0.782%(c)	10/15/37	Aaa	345	347,670
Series 4087, Class FB
0.652%(c)	07/15/42	Aaa	3,031	3,028,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4094, Class BF
0.582%(c)	08/15/32	Aaa	496	$496,436
Government National Mortgage Assoc.,
Series 2010-113, Class JF
0.580%(c)	03/20/38	Aaa	408	410,991

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $16,769,595)				16,645,135

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Mortgage Corp.
2.500%	04/01/28		895	902,271
3.000%	11/01/42-07/01/43		2,062	2,009,012
3.500%	01/01/26-06/01/43		10,911	11,050,658
4.000%	06/01/24-04/01/42		3,401	3,573,910
4.500%	05/01/39-02/01/41		5,075	5,426,921
5.000%	11/01/35-08/01/40		1,684	1,839,447
5.500%	03/01/34-07/01/35		424	462,188
6.500%	09/01/39		366	404,492
Federal National Mortgage Assoc.
2.500%	07/01/28-05/01/43		5,637	5,551,943
3.000%	02/01/27-08/01/43		13,951	13,720,382
3.500%	01/01/26-06/01/43		19,235	19,494,974
3.500%	TBA		1,740	1,835,972
4.000%	12/01/25-06/01/43		12,256	12,890,628
4.000%	TBA		1,800	1,888,031
4.000%	TBA		800	848,750
4.500%	12/01/23-11/01/41		7,180	7,700,194
5.000%	07/01/35-07/01/37		2,133	2,313,124
5.000%	TBA		700	759,063
5.500%	01/01/23-11/01/34		4,886	5,344,112
5.500%	TBA		1,100	1,199,000
6.000%	02/01/34-07/01/41		3,232	3,545,547
6.500%	07/01/32-08/01/36		2,849	3,207,942
Government National Mortgage Assoc.
3.000%	08/20/42-09/20/42		1,781	1,763,277
3.500%	01/15/41-05/15/43		5,565	5,741,891
3.500%	TBA		1,700	1,753,656
4.000%	09/15/25-10/15/41		3,698	3,924,579
4.000%	TBA		1,300	1,375,969
4.500%	05/15/39-03/15/41		4,351	4,705,489
5.000%	07/15/39-06/20/41		4,529	4,959,354
5.500%	06/15/35		643	713,139

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $131,645,277)				130,905,915

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bonds
3.625%	08/15/43	27,725$	$27,404,444
U.S. Treasury Notes
0.375%	08/31/15-01/15/16	115,444	115,431,598
0.500%	06/15/16	16,946	16,930,105
0.625%	05/31/17	11,370	11,242,088
2.500%	08/15/23	8,540	8,453,268

TOTAL U.S. TREASURY OBLIGATIONS (cost $178,611,010)			179,461,503

TOTAL LONG-TERM INVESTMENTS (cost $2,228,798,621)			2,443,635,760

		Shares
SHORT-TERM INVESTMENT — 15.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $383,649,337; includes $80,576,902 of cash collateral received for securities on loan)(b)(w)		383,649,337	383,649,337

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 111.3% (cost $2,612,447,958)			2,827,285,097

SECURITIES SOLD SHORT — (8.9)%
COMMON STOCKS — (8.3)%
Aerospace & Defense — (0.3)%
General Dynamics Corp.	45,770	(4,005,790)
Northrop Grumman Corp.	44,380	(4,227,639)

		(8,233,429)

Automobile Manufacturers — (0.2)%
PACCAR, Inc.	79,590	(4,429,979)

Banks — (0.3)%
Northern Trust Corp.	138,250	(7,519,418)

Biotechnology — (0.2)%
Aegerion Pharmaceuticals, Inc.*	13,830	(1,185,369)
Amgen, Inc.	45,050	(5,042,897)

		(6,228,266)

Chemicals — (0.3)%
E.I. du Pont de Nemours & Co.	71,330	(4,177,085)
Sherwin-Williams Co. (The)	15,410	(2,807,394)

		(6,984,479)

Computers — (0.4)%
Check Point Software Technologies Ltd. (Israel)*	115,900	(6,555,304)
Hewlett-Packard Co.	203,930	(4,278,451)

		(10,833,755)

Distribution/Wholesale — (0.1)%
Fastenal Co.	78,410	(3,940,103)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Diversified Financial Services — (0.9)%
BGC Partners, Inc. (Class A Stock)	228,250	$(1,289,613)
CME Group, Inc.	67,270	(4,969,908)
Janus Capital Group, Inc.	582,830	(4,959,883)
TD Ameritrade Holding Corp.	204,950	(5,365,591)
Waddell & Reed Financial, Inc. (Class A Stock)	103,560	(5,331,269)

		(21,916,264)

Electric Utilities — (0.3)%
National Fuel Gas Co.	58,050	(3,991,518)
Public Service Enterprise Group, Inc.	80,480	(2,650,206)

		(6,641,724)

Entertainment & Leisure — (0.1)%
Pinnacle Entertainment, Inc.*	118,100	(2,958,405)

Foods — (0.7)%
Delhaize Group SA (Belgium), ADR	112,300	(7,081,638)
General Mills, Inc.	108,710	(5,209,383)
Sysco Corp.	157,840	(5,024,047)

		(17,315,068)

Hand/Machine Tools — (0.2)%
Kennametal, Inc.	96,220	(4,387,632)

Healthcare Products — (0.2)%
St. Jude Medical, Inc.	97,810	(5,246,528)

Insurance — (0.1)%
Assurant, Inc.	57,580	(3,115,078)

Manufacturing — (0.1)%
3M Co.	12,860	(1,535,613)

Media — (0.2)%
Time Warner Cable, Inc.	39,750	(4,436,100)

Oil, Gas & Consumable Fuels — (0.9)%
Chesapeake Energy Corp.	166,230	(4,302,032)
HollyFrontier Corp.	131,580	(5,540,834)
Murphy Oil Corp.	65,270	(3,937,086)
SM Energy Co.	56,210	(4,338,850)
Ultra Petroleum Corp.*	186,300	(3,832,191)

		(21,950,993)

Pharmaceuticals — (0.6)%
AmerisourceBergen Corp.	110,920	(6,777,212)
GlaxoSmithKline PLC (United Kingdom),
ADR	101,100	(5,072,187)
Johnson & Johnson	35,440	(3,072,294)

		(14,921,693)

Real Estate Investment Trusts — (0.1)%
Annaly Capital Management, Inc.	247,450	(2,865,471)

Retail & Merchandising — (0.9)%
Abercrombie & Fitch Co. (Class A Stock)	65,560	(2,318,857)
Best Buy Co., Inc.	117,620	(4,410,750)
Dollar General Corp.*	66,720	(3,767,011)
Kohl’s Corp.	80,220	(4,151,385)
Staples, Inc.	278,420	(4,078,853)
Walgreen Co.	73,090	(3,932,242)

		(22,659,098)

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors — (0.1)%
Texas Instruments, Inc.	90,890	$(3,660,140)

Software — (0.7)%
Salesforce.com, Inc.*	105,660	(5,484,811)
SAP AG (Germany), ADR	122,400	(9,047,808)
VMware, Inc.*	49,000	(3,964,100)

		(18,496,719)

Telecommunications — (0.4)%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	129,300	(2,561,433)
Crown Castle International Corp.*	23,280	(1,700,138)
Motorola Solutions, Inc.	75,110	(4,460,032)
Telstra Corp. Ltd. (Australia), ADR	46,500	(1,078,335)

		(9,799,938)

TOTAL COMMON STOCKS (proceeds received $185,958,390)		(210,075,893)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.6)%
Federal National Mortgage Assoc.
3.000%	TBA	9,600	(9,378,000)
3.500%	TBA	3,600	(3,664,688)
4.500%	TBA	300	(320,391)
Government National Mortgage Assoc.
3.500%	TBA	1,400	(1,439,156)
4.000%	TBA	900	(947,848)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $15,592,104)			(15,750,083)

TOTAL SECURITIES SOLD SHORT (proceeds received $201,550,494)			(225,825,976)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 102.4% (cost $2,410,897,464)			2,601,459,121
Liabilities in excess of other assets(x) — (2.4)%			(60,420,976)

NET ASSETS — 100.0%			$2,541,038,145

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.

ADR	American Depositary Receipt

ASE	American Stock Exchange

CVA	Certificate Van Anadelen (Bearer)

EAFE	Europe, Australia, Far East

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NASDAQ	National Association of Securities Dealers Automated Quotations

PIK	Payment-in-Kind

PRFC	Preference Shares

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits Securities

TBA	To Be Announced

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,362,539; cash collateral of $80,576,902 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.

(d)	Standard & Poor’s rating.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

(u)	Represents security, or a portion thereof, segregated as collateral for short contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)(2)

Long Positions:
323	Mini MSCI EAFE Index	Dec. 2013	$28,769,610	$29,315,480	$545,870
2,615	S&P 500 E-Mini	Dec. 2013	219,616,502	218,914,725	(701,777)

					$(155,907)

(1)	Cash of $10,934,005 has been segregated to cover requirement for open futures contracts as of September 30, 2013.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,361,498,922	$461,502,409	$ —
Exchange Traded Fund	2,894,670	—	—
Preferred Stocks	3,450,944	4,746,749	—
Rights	54,893	—	—
Bank Loans	—	966,301	—
Commercial Mortgage-Backed
Securities	—	42,076,950	—
Corporate Bonds	—	227,223,524	713,835
Foreign Government Bonds	—	2,769,513	—
Municipal Bonds	—	8,724,497	—
Residential Mortgage-Backed
Securities	—	16,645,135	—
U.S. Government Agency Obligations	—	130,905,915	—
U.S. Treasury Obligations	—	179,461,503	—
Affiliated Money Market Mutual Fund	383,649,337	—	—
Short Sales – Common Stocks	(210,075,893)	—	—
Short Sales – U. S. Government
Agency Obligations	—	(15,750,083)	—
Other Financial Instruments*
Futures	(155,907)	—	—

Total	$1,541,316,966	$1,059,272,413	$713,835

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
COMMON STOCKS — 62.7%
Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	7,725,717	$56,782,932
Cubic Corp.	81,722	4,386,837
Taser International, Inc.*(a)	278,272	4,149,036

		65,318,805

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	119,490	7,116,824

Airlines — 0.5%
Alaska Air Group, Inc.	132,846	8,318,817
Delta Air Lines, Inc.	478,880	11,296,779
JetBlue Airways Corp.*(a)	552,881	3,682,187

		23,297,783

Auto Components — 0.5%
Dorman Products, Inc.(a)	294,511	14,593,020
Lear Corp.	126,548	9,057,040

		23,650,060

Automobiles — 0.7%
Honda Motor Co. Ltd. (Japan), ADR	445,066	16,974,817
Thor Industries, Inc.	90,487	5,251,865
Winnebago Industries, Inc.*	382,415	9,927,493

		32,154,175

Building Products — 0.3%
Apogee Enterprises, Inc.	401,175	11,906,874
Trex Co., Inc.*	90,240	4,469,587

		16,376,461

Capital Markets — 0.8%
Man Strategic Holdings PLC (United Kingdom)*	26,259,939	35,633,764

Chemicals — 0.5%
American Vanguard Corp.	141,591	3,811,630
Stepan Co.	114,937	6,635,313
Tredegar Corp.	464,724	12,082,824

		22,529,767

Commercial Banks — 7.8%
Banco Santander SA (Spain), ADR(a)	2,157,982	17,630,713
Bank of China Ltd. (China) (Class H Stock)	89,594,000	40,941,671
BB&T Corp.	674,591	22,767,446
China Construction Bank Corp. (China) (Class H Stock)	51,466,000	39,663,445
First Niagara Financial Group, Inc.	2,540,376	26,343,699
FirstMerit Corp.	1,335,559	28,994,986
FNB Corp.	1,796,743	21,794,493
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	58,900,000	41,168,768
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR	2,955,075	18,942,031
Mizuho Financial Group, Inc. (Japan), ADR(a)	3,735,915	16,139,153
Shinhan Financial Group Co. Ltd. (South Korea), ADR(a)	422,480	17,110,440
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR	2,073,409	20,174,270
Trustmark Corp.(a)	889,793	22,778,701
United Bankshares, Inc.(a)	791,232	22,929,903
ViewPoint Financial Group, Inc.	216,970	4,484,770

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Western Alliance Bancorp*	465,868	$8,818,881

		370,683,370

Commercial Services & Supplies — 0.5%
Healthcare Services Group, Inc.	143,987	3,709,105
Interface, Inc.	353,402	7,011,496
Quad/Graphics, Inc.	178,065	5,406,053
UniFirst Corp.	40,959	4,276,939
United Stationers, Inc.	93,688	4,075,428

		24,479,021

Communications Equipment — 0.1%
InterDigital, Inc.(a)	75,277	2,810,090

Computers & Peripherals — 0.2%
Western Digital Corp.	145,365	9,216,141

Construction Materials — 1.1%
Eagle Materials, Inc.	688,197	49,928,692

Consumer Finance — 0.1%
Cash America International, Inc.(a)	67,713	3,066,045
EZCORP, Inc. (Class A Stock)*	164,112	2,770,211

		5,836,256

Diversified Consumer Services — 0.2%
Carriage Services, Inc.	349,049	6,771,551
DeVry, Inc.(a)	113,856	3,479,439

		10,250,990

Diversified Financial Services — 0.9%
CME Group, Inc.	113,856	8,411,681
ING Groep NV (Netherlands), ADR*(a)	2,042,424	23,181,512
MarketAxess Holdings, Inc.	87,364	5,245,335
PHH Corp.*(a)	311,930	7,405,218

		44,243,746

Diversified Telecommunication Services — 2.5%
8x8, Inc.*(a)	396,456	3,992,312
AT&T, Inc.	1,143,701	38,679,968
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	1,152,542	17,772,198
Nippon Telegraph & Telephone Corp. (Japan), ADR	714,315	18,615,049
Orange SA (France), ADR	1,656,633	20,724,479
Telefonica SA (Spain), ADR*	1,273,344	19,711,365

		119,495,371

Electric Utilities — 1.1%
IDACORP, Inc.	73,259	3,545,736
NextEra Energy, Inc.	284,971	22,843,275
Pinnacle West Capital Corp.	371,123	20,315,273
PNM Resources, Inc.	153,358	3,470,492
Portland General Electric Co.	115,511	3,260,876

		53,435,652

Electrical Equipment — 0.3%
AZZ, Inc.(a)	137,265	5,745,913
Generac Holdings, Inc.(a)	201,344	8,585,308

		14,331,221

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 0.7%
Badger Meter, Inc.	276,617	$12,862,691
Ingram Micro, Inc. (Class A Stock)*	359,475	8,285,899
SYNNEX Corp.*	89,727	5,513,724
Tech Data Corp.*	63,961	3,192,294
Vishay Intertechnology, Inc.*(a)	256,324	3,304,016

		33,158,624

Energy Equipment & Services — 0.5%
CARBO Ceramics, Inc.(a)	37,473	3,713,949
Geospace Technologies Corp.*	68,175	5,747,153
Helmerich & Payne, Inc.	104,489	7,204,517
Patterson-UTI Energy, Inc.	293,414	6,273,191

		22,938,810

Food & Staples Retailing — 0.4%
CVS Caremark Corp.	133,573	7,580,268
Susser Holdings Corp.*(a)	111,073	5,903,530
Wal-Mart Stores, Inc.	95,362	7,052,974

		20,536,772

Food Products — 0.8%
Boulder Brands, Inc.*(a)	345,451	5,541,034
General Mills, Inc.	147,658	7,075,771
Green Mountain Coffee Roasters, Inc.*(a)	146,080	11,004,206
Hormel Foods Corp.(a)	182,961	7,706,317
Tyson Foods, Inc. (Class A Stock)	303,177	8,573,846

		39,901,174

Gas Utilities — 0.5%
AGL Resources, Inc.	512,777	23,603,125

Healthcare Equipment & Supplies — 0.4%
Abaxis, Inc.(a)	121,547	5,117,129
Cynosure, Inc. (Class A Stock)*	86,737	1,978,471
Stryker Corp.	107,345	7,255,449
SurModics, Inc.*	247,595	5,887,809

		20,238,858

Healthcare Providers & Services — 1.5%
AmerisourceBergen Corp.	145,303	8,878,013
AMN Healthcare Services, Inc.*	660,770	9,092,195
Chemed Corp.(a)	44,345	3,170,667
DaVita HealthCare Partners, Inc.*	115,559	6,575,307
Hanger, Inc.*(a)	186,882	6,309,136
Henry Schein, Inc.*	77,251	8,010,929
Humana, Inc.	98,737	9,215,124
LifePoint Hospitals, Inc.*	78,277	3,650,056
Magellan Health Services, Inc.*	66,748	4,002,210
McKesson Corp.	64,712	8,302,550
MWI Veterinary Supply, Inc.*	27,171	4,058,261

		71,264,448

Hotels, Restaurants & Leisure — 2.2%
AFC Enterprises, Inc.*	342,645	14,935,896
Buffalo Wild Wings, Inc.*(a)	43,637	4,853,307
Interval Leisure Group, Inc.	306,441	7,241,201
Krispy Kreme Doughnuts, Inc.*(a)	1,252,032	24,214,299
Ladbrokes PLC (United Kingdom)	12,129,030	33,212,728
Marriott Vacations Worldwide Corp.*	182,962	8,050,328
Papa John’s International, Inc.	139,572	9,753,291
Texas Roadhouse, Inc.	176,579	4,640,496

		106,901,546

	Shares	Value
COMMON STOCKS (Continued)
Household Durables — 6.0%
D.R. Horton, Inc.(a)	2,036,507	$39,569,331
Garmin Ltd. (Switzerland)(a)	591,143	26,713,752
Lennar Corp. (Class A Stock)(a)	1,184,563	41,933,530
Meritage Homes Corp.*	191,244	8,213,930
Mohawk Industries, Inc.*	434,544	56,599,356
Tupperware Brands Corp.	586,781	50,680,275
Whirlpool Corp.	415,408	60,832,348

		284,542,522

Industrial Conglomerates — 1.0%
Danaher Corp.	111,587	7,735,211
General Electric Co.	1,754,457	41,913,978

		49,649,189

Insurance — 2.7%
Alleghany Corp.*	18,174	7,444,979
Allstate Corp. (The)	445,186	22,504,152
Amtrust Financial Services, Inc.(a)	112,563	4,396,711
Chubb Corp. (The)	80,948	7,225,418
Cincinnati Financial Corp.	455,675	21,489,633
Hanover Insurance Group, Inc. (The)	79,869	4,418,353
Marsh & McLennan Cos., Inc.	186,050	8,102,477
ProAssurance Corp.	146,487	6,600,704
RSA Insurance Group PLC (United Kingdom)	22,446,255	43,910,028
Stewart Information Services Corp.(a)	100,644	3,219,602

		129,312,057

Internet Software & Services — 0.2%
AOL, Inc.*(a)	179,737	6,215,305
Opentable, Inc.*(a)	60,614	4,241,768

		10,457,073

IT Consulting & Services — 1.3%
CACI International, Inc. (Class A Stock)*(a)	66,865	4,621,040
Cognizant Technology Solutions Corp. (Class A Stock)*	88,541	7,270,987
Jack Henry & Associates, Inc.	155,770	8,039,290
MAXIMUS, Inc.	978,745	44,082,675

		64,013,992

Leisure Equipment & Products — 0.2%
Nautilus, Inc.*	1,042,415	7,526,236
Smith & Wesson Holding Corp.*(a)	348,073	3,825,322

		11,351,558

Machinery — 1.8%
American Railcar Industries, Inc.(a)	116,105	4,554,799
Flowserve Corp.	870,701	54,323,035
Lindsay Corp.(a)	177,526	14,489,672
Proto Labs, Inc.*(a)	130,843	9,995,097

		83,362,603

Media — 0.3%
Scholastic Corp.	111,733	3,201,150
Washington Post Co. (The) (Class B Stock)	16,958	10,367,273

		13,568,423

Metals & Mining — 1.4%
Commercial Metals Co.	1,230,542	20,857,687
POSCO (South Korea), ADR(a)	200,939	14,797,148
Teck Resources Ltd. (Canada) (Class B Stock)(a)	525,662	14,108,768

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Vale SA (Brazil), ADR(a)	885,087	$13,816,208
Worthington Industries, Inc.	120,565	4,151,053

		67,730,864

Multiline Retail — 0.4%
Dollar Tree, Inc.*	150,553	8,605,609
Family Dollar Stores, Inc.	118,475	8,532,569

		17,138,178

Multi-Utilities — 1.4%
Black Hills Corp.	493,283	24,595,090
NiSource, Inc.	747,660	23,095,217
Public Service Enterprise Group, Inc.	627,512	20,663,970

		68,354,277

Oil, Gas & Consumable Fuels — 4.9%
BP PLC (United Kingdom), ADR	403,064	16,940,780
Canadian Natural Resources Ltd. (Canada)	541,992	17,040,228
Chevron Corp.	58,582	7,117,713
China Petroleum & Chemical Corp. (China) (Class H Stock)	47,365,000	37,128,037
China Petroleum & Chemical Corp. (China), ADR	187,535	14,682,115
ConocoPhillips	353,219	24,552,253
Delek US Holdings, Inc.	92,697	1,954,980
Eni SpA (Italy), ADR(a)	358,798	16,515,472
EPL Oil & Gas, Inc.*	207,035	7,683,069
Hollyfrontier Corp.	122,708	5,167,234
Petroleo Brasileiro SA (Brazil), ADR(a)	1,100,716	17,050,091
Royal Dutch Shell PLC (United Kingdom), ADR	250,239	16,435,698
Statoil ASA (Norway), ADR	647,224	14,679,040
Suncor Energy, Inc. (Canada)	540,741	19,347,713
Total SA (France), ADR(a)	327,686	18,979,573

		235,273,996

Personal Products — 0.3%
Nu Skin Enterprises, Inc. (Class A Stock)	85,292	8,165,856
Prestige Brands Holdings, Inc.*	277,691	8,364,053

		16,529,909

Pharmaceuticals — 1.0%
Pfizer, Inc.	1,495,865	42,946,284
Questcor Pharmaceuticals, Inc.(a)	103,540	6,005,320

		48,951,604

Professional Services — 0.2%
On Assignment, Inc.*	279,931	9,237,723

Real Estate Investment Trusts — 0.1%
CYS Investments, Inc.(a)	290,298	2,360,123

Road & Rail — 1.1%
Canadian Pacific Railway Ltd. (Canada)	379,021	46,733,289
Knight Transportation, Inc.	220,013	3,634,615
Werner Enterprises, Inc.	150,057	3,500,830

		53,868,734

Semiconductor Equipment & Product — 1.1%
Advanced Energy Industries, Inc.*	206,712	3,621,594
Intel Corp.	1,958,990	44,900,051
Ultratech, Inc.*(a)	148,678	4,504,943

		53,026,588

	Shares	Value
COMMON STOCKS (Continued)
Software — 2.4%
Activision Blizzard, Inc.	479,215	$7,988,514
Electronic Arts, Inc.*	377,131	9,635,697
Manhattan Associates, Inc.*	433,973	41,422,723
Microsoft Corp.	1,474,350	49,110,599
Symantec Corp.	294,172	7,280,757

		115,438,290

Specialty Retail — 2.4%
Aaron’s, Inc.	122,995	3,406,961
Brown Shoe Co., Inc.	233,578	5,482,076
Conn’s, Inc.*(a)	455,791	22,807,782
Haverty Furniture Cos., Inc.	339,231	8,321,336
Lithia Motors, Inc. (Class A Stock)(a)	123,629	9,019,972
Lumber Liquidators Holdings, Inc.*(a)	377,733	40,285,224
O’Reilly Automotive, Inc.*(a)	66,832	8,527,095
Rent-A-Center, Inc.	94,675	3,607,117
Stage Stores, Inc.	173,785	3,336,672
TJX Cos., Inc. (The)	152,706	8,611,091

		113,405,326

Textiles, Apparel & Luxury Goods — 2.3%
Gildan Activewear, Inc. (Canada)	1,269,663	58,963,150
Li & Fung Ltd. (Hong Kong)	30,291,000	44,122,090
Movado Group, Inc.	101,460	4,438,875

		107,524,115

Thrifts & Mortgage Finance — 1.0%
New York Community Bancorp, Inc.(a)	1,528,772	23,099,745
People’s United Financial, Inc.(a)	1,575,775	22,659,645

		45,759,390

Tobacco — 0.4%
Universal Corp.	367,464	18,714,942

Trading Companies & Distributors — 0.1%
DXP Enterprises, Inc.*(a)	75,084	5,929,383

Water Utilities — 0.1%
American States Water Co.	211,714	5,834,838

Wireless Telecommunication Services — 1.9%
NTT DoCoMo, Inc. (Japan), ADR(a)	1,064,287	17,262,735
VimpelCom Ltd. (Bermuda), ADR	1,388,710	16,317,343
Vodafone Group PLC (United Kingdom)	16,382,639	57,500,517

		91,080,595

TOTAL COMMON STOCKS (cost $2,706,783,688)		2,991,747,838

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 2.8%
Aerospace & Defense — 0.1%
Beechcraft Holdings,
Loan
5.750%	02/14/20	B1	444	445,727
Booz Allen Hamilton, Inc.,
Refinance Tranche B
3.750%	07/31/19	Ba3	597	595,010
DynCorp International,
Term Loan
6.250%	07/07/16	Ba2	700	703,015

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Aerospace & Defense (cont’d.)
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	B1	387	$387,720
TransDigm, Inc.,
Term Loan C
3.750%	02/28/20	Ba2	1,103	1,098,000

				3,229,472

Auto Components — 0.1%
Dupont Performance Coatings,
Initial Term Loan B
4.750%	02/01/20	B1	369	369,800
Goodyear Tire & Rubber Co. (The),
Loan (Second Lien)
4.750%	04/30/19	Ba1	429	430,982
HHI Group Holdings, LLC,
Additional Term Loan
5.000%	10/05/18	B2	985	990,667
Metaldyne, LLC,
USD Term Loan
5.000%	12/18/18	B1	562	563,966
Tomkins PLC,
Term Loan B-2
3.750%	09/29/16	Ba2	720	719,201
Tower Automotive Holdings USA, LLC,
Refinancing Term Loan
4.750%	04/23/20	B1	285	285,356

				3,359,972

Automobiles
Chrysler Group LLC,
Term Loan B
5.750%	05/24/17	Ba1	982	987,528

Biotechnology
Grifols, Inc.,
New U.S. Tranche Term Loan B
4.250%	06/01/17	Ba1	1,141	1,147,082

Building Products
American Builders & Contractors Supply Co., Inc.,
Term Loan B
3.500%	04/16/20	B1	567	561,992
Quikrete Cos., Inc.,
Term Loan B
4.250%	09/30/20	B1	594	594,699
Unifrax Holding Co.,
New Term Dollar Loan
4.250%	11/28/18	B1	377	377,433

				1,534,124

Capital Markets — 0.1%
Hamilton Lane Advisors LLC,
Loan
5.250%	02/28/18	Ba3	500	498,595
LPL Holdings, Inc.,
2013 Incremental Tranche Term Loan B
3.250%	03/29/19	Ba2	994	989,204
Mondrian Investment Partners Ltd.,
Term Loan B
4.000%	03/05/20	Ba2	410	411,735

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Capital Markets (cont’d.)
Nuveen Investments, Inc.,
Tranche First-Lien Term Loan B
4.179%	05/13/17	B2	1,000	$989,000

				2,888,534

Chemicals — 0.1%
Ascend Performance Materials,
Term Loan B
6.750%	04/10/18	B1	296	279,617
AZ Chem US, Inc.,
Term Loan
5.250%	12/22/17	Ba3	964	969,851
INEOS US Finance LLC,
New Term Loan
4.000%	05/04/18	B1	662	654,405
Macdermid, Inc.,
Tranche Term Loan B (First Lien)
4.000%	06/07/20	Ba3	399	398,876
Monarch (Ai Chem & Cy US Acquico),
Tranche Term Loan B-1
4.500%	10/04/19	Ba3	525	525,068
Tranche Term Loan B-2
4.500%	10/04/19	Ba3	273	272,433
Nusil Technology LLC,
Term Loan
5.250%	04/07/17	B1	445	436,193
Taminco Global Chemical Corp.,
Tranche Dollar Term Loan B-2
4.250%	02/15/19	B1	493	494,375
Tata Chemicals,
Term Loan
3.750%	08/07/20	Ba3	648	645,944
Tronox, Inc.,
New Term Loan
4.500%	03/19/20	Ba2	1,197	1,203,094
Univar, Inc.,
Term Loan B
5.000%	06/30/17	B2	792	762,597

				6,642,453

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Term Loan B
4.250%	10/09/19	B1	957	955,857
Garda World Security Corp.,
Term Loan B
4.500%	11/13/19	Ba1	397	396,504
SGS International Inc,
Term Loan
5.000%	10/17/19	B1	331	330,833
WCA Waste Corp.,
Term Loan
4.000%	03/23/18	B1	493	491,884

				2,175,078

Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc.,
Term Loan C
6.000%	01/30/19	B1	388	390,060

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Communications Equipment (cont’d.)
Arris Group, Inc.,
Term B Facility
3.500%	04/17/20	Ba3	856	$847,143
Commscope, Inc.,
Term Loan B
4.000%	01/14/18	Ba2	982	982,048

				2,219,251

Computers & Peripherals
Dell International,
Term Loan B
4.500%	03/31/20	Ba2	847	831,690
Term Loan C
3.750%	09/30/18	Ba2	1,156	1,148,060

				1,979,750

Construction & Engineering
Terex Corp.,
New U.S. Term Loan
4.500%	04/28/17	Ba1	374	376,491
WireCo Worldgroup, Inc.,
Term Loan
6.000%	02/15/17	Ba2	594	595,485

				971,976

Consumer Finance — 0.1%
Home Loan Servicing Solutions, Ltd.,
Initial Term Loan
4.750%	06/26/20	Ba3	1,247	1,256,227
Ocwen Financial Corp.,
Initial Term Loan
5.000%	02/15/18	B1	265	268,318
Walter Investment Management Corp.,
1st Lien
5.750%	11/28/17	B2	1,054	1,061,872

				2,586,417

Containers & Packaging — 0.1%
Berlin Packaging,
Term Loan B
4.750%	04/02/19	B1	1,050	1,048,250
Berry Plastics,
Term Loan D
3.500%	02/08/20	B1	995	984,118
Pact Group,
Term Loan
3.750%	05/29/20	Ba3	998	981,291
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/28/18	B1	533	533,743

				3,547,402

Distributors
WESCO Distribution, Inc.,
Tranche Loan B-1
4.500%	12/12/19	Ba3	581	582,870
Diversified Consumer Services
Asurion Corp.,
Incremental Tranche Term Loan B-1
4.500%	05/24/19	Ba2	943	933,201

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Consumer Services (cont’d.)
Incremental Tranche Term Loan B-2
3.500%	07/08/20	Ba2	499	$480,515
Bright Horizons Family Solutions LLC,
Term Loan B
4.000%	01/30/20	B1	176	176,334
Sedgwick CMS Holdings, Inc.,
Term Loan B (First Lien)
4.250%	06/12/18	B1	285	285,178

				1,875,228

Diversified Financial Services — 0.2%
AlixPartners, LLP,
2013 Recapitalization Term Loan B-2 (First Lien)
5.000%	07/10/20	B1	286	287,500
Cooper Gay Swett & Crawford,
Term Loan (First Lien)
5.000%	04/16/20	B1	599	594,011
Duff & Phelps,
Initial Term Loan
4.500%	04/23/20	B1	698	696,504
Evertec,
Term Loan B
3.500%	04/17/20	B1	299	288,028
Flying Fortress, Inc. (ILFC),
New Loans
3.500%	06/30/17	Ba2	833	830,729
Guggenheim Investment Management,
Initial Term Loan
4.250%	07/22/20	Ba2	360	360,630
iPayment, Inc,
Term Loan
5.750%	05/08/17	Ba3	495	475,792
MoneyGram Payment Systems Worldwide, Inc.,
Term Loan
4.250%	03/27/20	B1	1,358	1,356,493
National Financial Partners,
Term Loan B
5.500%	07/01/20	B1	599	601,118
RPI Finance Trust (Royalty Pharma),
6.75 Year Term Loan
3.500%	05/09/18	Baa2	968	970,774
New Term Loan
4.000%	11/09/18	Baa2	391	391,889
TCW Group, Inc.,
Initial Term Loan
4.000%	02/06/20	Ba1	840	843,231

				7,696,699

Diversified Telecommunication Services — 0.1%
Cincinnati Bell,
Tranche B Term Loan
4.000%	09/10/20	Ba3	1,200	1,184,500
Intelsat Jackson Holdings SA,
Tranche Term Loan B-1
4.250%	04/02/18	Ba3	983	983,778
Level 3 Financing, Inc.,
Tranche 2020 Term Loan B
4.000%	01/15/20	Ba3	400	399,870

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Telecommunication Services (cont’d.)
Telesat Canada,
U.S. Term Loan B-2
3.500%	03/28/19	Ba3	678	$674,587
Windstream Corp.,
Tranche Term Loan B-4
3.500%	01/23/20	Ba2	1,216	1,215,205

				4,457,940

Electronic Equipment, Instruments & Components
Allflex Holdings III,
Initial Term Loan (First Lien)
4.250%	07/17/20	B1	600	601,125

Food & Staples Retailing
BJ’s Wholesale Club, Inc.,
New 2013 Replacement Loan (First Lien)
4.250%	09/26/19	B3	709	707,963

Food Products — 0.1%
Blue Buffalo Company, Ltd.,
Term Loan B
4.750%	08/08/19	B1	1,136	1,139,868
Dole Food Co., Inc.,
Tranche Term Loan B
3.750%	04/01/20	Ba3	597	596,005
H.J. Heinz Co.,
Term Loan B-2
3.500%	06/07/20	Ba2	748	750,182
JBS USA, LLC,
7 yrs Term Loan
3.750%	09/05/20	Ba2	700	694,750
New Term Loan
3.750%	05/27/18	Ba2	983	976,384
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.250%	04/29/20	Ba3	426	422,484
Smart Balance, Inc.,
Term Loan
5.000%	07/09/20	B1	897	896,757

				5,476,430

Healthcare Equipment & Supplies — 0.1%
Alere, Inc.,
Term Loan B
4.250%	06/30/17	Ba3	983	986,798
Biomet, Inc.,
New Term Loan
3.679%	07/25/17	B1	893	893,992
Convatec, Inc.,
Term Loan B (New)
4.000%	12/22/16	Ba3	441	442,978
DJO Finance, LLC,
Term Loan B
4.750%	09/15/17	Ba3	789	790,518
Hologic, Inc.,
Refinancing Tranche Term Loan B
3.750%	08/01/19	Ba2	779	780,651
Kinetic Concepts, Inc.,
Term Loan D1
4.500%	05/04/18	Ba3	1,434	1,441,317

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Equipment & Supplies (cont’d.)

				$5,336,254

Healthcare Providers & Services — 0.2%
Apria Healthcare Group, Inc.,
Initial Term Loan
6.750%	04/05/20	B2	359	362,236
Carestream Health, Inc.,
Term Loan (First Lien 2013)
5.000%	06/07/19	B1	988	991,512
Community Health Systems,
Extended Term Loan
4.500%	01/25/17	Ba2	1,119	1,117,538
DaVita, Inc.,
Tranche Term Loan B
4.500%	10/20/16	Ba2	977	980,629
Tranche Term Loan B-2
4.000%	11/01/19	Ba2	149	149,247
Emergency Medical Services Corp.,
Initial Term Loan
4.000%	05/25/18	Ba3	848	846,272
Health Management Associates, Inc.,
Term Loan B
3.500%	11/18/18	Ba3	879	878,355
Multiplan, Inc.,
Term Loan B-1
4.000%	08/26/17	Ba3	121	121,396
Select Medical Corp.,
Series C Tranche Term Loan B
4.000%	06/01/18	Ba2	957	959,752
Sheridan Holdings, Inc.,
Term Loan B (Feb 2013)
4.500%	06/29/18	B1	253	253,088
Surgical Care Affiliates, LLC,
Delayed Draw Term Loan
4.250%	06/30/18	B1	768	761,744
Vanguard Health Holding Co. II, LLC/Vanguard Health System, Inc.,
Term Loan B
3.750%	01/29/16	Ba2	983	981,638

				8,403,407

Healthcare Technology — 0.1%
Emdeon Business Services LLC,
Term Loan B-2
3.750%	11/02/18	Ba3	1,808	1,807,640
Trizetto Group, Inc.,
Term Loan
4.750%	05/02/18	B2	982	910,369
Truven Holding Corp.,
Term Loan B
4.500%	05/31/19	Ba3	990	990,013

				3,708,022

Hotels, Restaurants & Leisure — 0.2%
Bally Technologies,
Term Loan
4.250%	08/13/19	Ba3	500	499,750
Boyd Gaming,
Term Loan B
4.000%	08/14/20	Ba3	800	798,000

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Focus Brands, Inc.,
Refinancing Term Loan (First Lien)
4.250%	02/21/18	B1	1,502	$1,501,679
Four Seasons,
Term Loan (First Lien)
4.250%	06/27/20	B1	200	201,500
Hilton Worldwide,
Term Loan
4.000%	09/30/20	Ba3	583	582,118
Penn National Gaming, Inc.,
Term B Facility
3.750%	07/16/18	Ba1	963	962,793
Pinnacle Entertainment, Inc.,
Tranche Term Loan B-2
3.750%	08/13/20	Ba2	998	998,123
Scientific Games International, Inc.,
Term Loan B
4.250%	05/22/20	Ba2	1,786	1,768,177
Six Flags, Inc.,
New Term Loan B
4.250%	12/30/16	Ba2	413	416,310

				7,728,450

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The),
2013 Other Term Loan
3.750%	06/01/18	Ba1	764	766,957
Calpine Corp.,
Term Loan
4.000%	10/09/19	B1	792	791,890
Term Loan B-1
4.000%	04/01/18	B1	977	977,888
Freif North American Power I LLC,
Term Loan B-1
4.750%	03/29/19	Ba3	504	504,301
Term Loan C-1
4.750%	03/29/19	Ba3	78	78,205
NRG Energy, Inc.,
Term Loan (2013)
2.750%	07/01/18	Baa3	978	970,256

				4,089,497

Industrial Conglomerates
Gardner Denver, Inc.,
Initial Dollar Term Loan
4.250%	07/30/20	B1	600	593,584
Hamilton Sundstrand Industrial,
Refinancing Term Loan
4.000%	12/13/19	B1	381	377,694
Tomkins Air Distribution,
Initial Term Loan (First Lien)
5.000%	11/09/18	B1	591	594,201

				1,565,479

Insurance — 0.1%
CNO Financial Group, Inc. (Conseco),
Tranche Term Loan B-2
4.179%	09/28/18	Ba3	596	598,291

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Insurance (cont’d.)
Cunnigham Lindsey Group Ltd.,
Initial Term Loan (First Lien)
5.000%	12/10/19	Ba3	981	$976,883
Hub International Ltd.,
Term Loan B
4.750%	09/06/20	B1	600	600,500

				2,175,674

IT Services
West Corp.,
Term Loan B-8
3.750%	06/30/18	Ba3	393	392,207

Leisure Equipment & Products
Live Nation Entertainment, Inc.,
Term Loan B-1
3.500%	08/17/20	Ba3	980	974,874

Life Sciences Tools & Services
Pharmaceutical Product Development, Inc.,
2013 Term Loan
4.250%	12/05/18	Ba3	993	994,155
Quintiles Transnational Holdings, Inc.,
Term Loan B-1
4.500%	06/08/18	B1	464	465,781
Term Loan B-2 old
4.500%	06/08/18	B1	621	619,869

				2,079,805

Media — 0.3%
Alpha Topco Ltd.,
New Facility B
4.500%	04/30/19	B1	988	994,134
AMC Entertainment,
Initial Term Loan
3.500%	04/30/20	Ba2	896	890,543
Cequel Communications LLC,
Term Loan B
3.500%	02/14/19	Ba2	985	982,538
Cumulus Media Holdings, Inc.,
New Term Loan (First Lien)
4.500%	09/16/18	Ba2	948	954,537
Entravision Communications Corp.,
Tranche Term Loan B
3.500%	05/31/20	B2	800	787,334
FoxCo Acquisition LLC,
Initial Term Loan
5.500%	07/14/17	B2	665	667,638
Hubbard Radio, LLC,
Tranche Term Loan 1
4.500%	04/29/19	B1	932	936,545
Kabel Deutschland,
Facility F1
3.250%	02/01/19	Ba2	1,250	1,249,219
LIN Television Corp.,
Replacement Tranche Term Loan B
4.000%	12/21/18	Ba2	421	421,078
Media General, Inc.,
Delayed Draw Term Loan B
4.250%	07/31/20	B1	1,000	1,001,650

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Mission Broadcasting, Inc.,
Term Loan B
4.500%	07/19/19	Ba2	96	$96,209
Term Loan B-2
3.750%	09/30/20	Ba3	139	139,547
NEP Holdco, Inc.,
Refinanced New Term Loan (First Lien)
4.750%	01/22/20	B1	1,000	1,003,298
Nexstar Broadcasting Group, Inc.,
Term Loan B
4.500%	07/19/19	Ba2	227	227,571
Tribune Co.,
Term Loan B
4.000%	12/17/19	Ba3	578	579,209
Univision Communications, Inc.,
2013 Incremental Term Loan
4.000%	03/01/20	B2	498	492,370
Univision Corp.,
2013 Converted Extended First-Lien Term Loan
4.500%	03/01/20	B2	770	765,685
Village Roadshow Films Ltd.,
Ultimates Facility Tranche A-2
4.750%	11/21/17	A2	450	454,500

				12,643,605

Metals & Mining
Fortescue Metal Group Ltd.,
Term Loan
5.250%	10/18/17	Ba1	743	744,694

Oil, Gas & Consumable Fuels
Arch Coal, Inc.,
Term Loan
5.750%	05/16/18	Ba3	611	593,227
Fieldwood Energy, LLC,
Term Loan B
3.875%	09/30/18	Ba2	200	199,600

				792,827

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Term Loan C
4.250%	09/15/17	Ba3	1,392	1,394,141
IMS Healthcare,
Tranche Dollar Term Loan B-1
3.750%	09/01/17	Ba3	1,521	1,521,549
Par Pharmaceutical, Inc.,
Additional Term Loan B-1
4.250%	09/30/19	B1	1,273	1,265,986
Valeant Pharmaceuticals International, Inc.,
Series D-2 Term Loan B
3.750%	02/13/19	Ba1	537	536,307
Series E Tranche Term Loan B
4.500%	08/05/20	Ba1	496	499,197

				5,217,180

Professional Services — 0.1%
Acosta, Inc.,
Term Loan D
5.000%	03/02/18	B1	995	996,483

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Professional Services (cont’d.)
Advantage Sales & Marketing, Inc.,
2013 Term Loan (First Lien)
4.250%	12/18/17	B1	978	$979,067
Genpact International, Inc.,
Term Loan
3.500%	08/30/19	Ba2	563	564,194
Symphonyiri Group, Inc.,
New Term Loan
4.750%	09/30/20	B2	1,083	1,083,475

				3,623,219

Real Estate Investment Trusts — 0.1%
iStar Financial Inc.,
Loan
4.750%	10/15/17	B1	2,216	2,217,455

Real Estate Management & Development
Realogy Corp.,
Term Loan B
4.500%	02/12/20	B1	249	249,890
Starwood Property Trust,
Term Loan
3.500%	04/17/20	Ba3	199	198,337

				448,227

Road & Rail
Hertz Corp. (The),
Tranche Term Loan B-1
3.750%	03/11/18	Ba1	851	850,502
Tranche Term Loan B-2
3.000%	03/11/18	Ba1	978	972,045
Swift Transportation Co., LLC,
Tranche Term Loan B-2 (2013)
4.000%	12/21/17	Ba2	172	172,940

				1,995,487

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
5.000%	03/01/20	B1	1,343	1,347,266
Tranche Term Loan B-5
5.000%	01/15/21	B1	100	100,042

				1,447,308

Software — 0.1%
Activision Blizzard,
Term Loan B
3.250%	09/12/20	Baa3	1,000	998,438
Blue Coat Systems, Inc.,
New Term Loan
4.500%	05/13/19	B2	200	200,000
BMC Software,
Initial US Term Loan
5.000%	09/10/20	B1	825	824,484
Datatel, Inc. (Sophia, L.P.),
Term Loan B
4.500%	07/19/18	B1	558	560,406
Eagle Parent, Inc.,
New Term Loan B
4.500%	05/16/18	Ba3	983	982,771

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
Infor (US), Inc.,
Tranche Term Loan B-3
3.750%	06/03/20	Ba3	99	$97,883
Lawson Software, Inc.,
Tranche Term Loan B-2
5.250%	04/05/18	Ba3	700	701,043
Riverbed Technology, Inc.,
Loan
4.000%	12/18/19	Ba3	256	257,450
Sungard Data Systems, Inc.,
Tranche Term Loan D
4.500%	01/31/20	Ba3	411	414,598
Verint Systems, Inc.,
Term Loan
4.000%	09/06/19	B1	796	797,742
Wall Street Systems, Inc.,
Term Loan (First Lien)
5.750%	10/25/19	B2	596	598,478
Websense,
Term Loan (First Lien)
4.500%	06/25/20	Ba3	499	496,256

				6,929,549

Specialty Retail — 0.1%
KAR Auction Services, Inc.,
Term Loan B
3.750%	05/19/17	Ba3	744	745,006
Payless Shoesource,
2019 Term Loan
7.000%	10/09/19	B2	646	642,402
Pilot Travel Centers LLC,
First Amendment Tranche Term Loan B
4.250%	08/07/19	Ba2	248	247,809
Rite Aid Corp.,
Tranche Term Loan 6
4.000%	02/21/20	B1	373	373,358
Serta Simmons Holdings, LLC,
Term Loan
5.000%	10/01/19	B1	794	795,213
Tempur-Pedic International, Inc.,
New Term Loan B
3.500%	03/18/20	Ba3	807	799,761

				3,603,549

Wireless Telecommunication Services — 0.1%
Cricket Communications, Inc.,
Term Loan C
4.750%	03/08/20	Ba3	549	548,233
Digitalglobe, Inc.,
Term Loan
3.750%	01/31/20	Ba2	382	381,919
Lightower Fiber Networks,
Term Loan B (First Lien)
4.500%	04/13/20	B1	200	199,375
Syniverse Holdings, Inc.,
Initial Term Loan 2013
4.000%	04/23/19	B1	553	551,246
Term Loan B (Sept 2013)
4.000%	04/23/19	B1	960	956,228

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Wireless Telecommunication Services (cont’d.)

				$2,637,001

TOTAL BANK LOANS
(cost $133,258,656)				133,421,064

CORPORATE BONDS — 26.6%
Aerospace & Defense — 0.5%
United Technologies Corp.,
Sr. Unsec’d. Notes
1.800%	06/01/17(a)	A2	5,500	5,596,074
3.100%	06/01/22(a)	A2	11,000	10,821,085
4.500%	06/01/42	A2	8,265	8,028,629

				24,445,788

Banking — 0.3%
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	A2	15,000	14,703,435

Beverages — 1.4%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.250%	01/17/18(a)	A3	3,000	2,939,529
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.375%	07/15/17	A3	16,300	16,231,426
2.500%	07/15/22	A3	16,750	15,495,693
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.700%	08/13/15(a)	A1	4,000	4,005,568
0.700%	02/26/16	A1	13,545	13,505,245
2.750%	03/05/22	A1	8,900	8,474,722
2.750%	03/01/23(a)	A1	5,100	4,776,991

				65,429,174

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/15/17	Baa1	2,700	2,740,100

Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18(a)	A3	14,000	13,900,726
3.300%	05/03/15	A3	12,300	12,718,655
3.625%	01/22/23(a)	A3	16,500	15,778,257
5.150%	01/15/14	A3	5,600	5,672,050
6.250%	02/01/41	A3	11,500	12,883,669
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15(a)	Baa1	3,700	3,835,272
3.750%	02/25/23(a)	Baa1	3,000	2,892,102
3.800%	04/29/16(a)	Baa1	4,100	4,315,353
4.750%	03/22/17	Baa1	5,400	5,830,493
6.375%	07/24/42	Baa1	11,300	12,787,905
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21(a)	Baa1	11,400	12,467,986
5.550%	04/27/17(a)	Baa1	10,800	11,967,923

				115,050,391

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals — 0.5%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	Baa2	14,100	$17,982,773
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21	Baa1	6,330	6,669,408

				24,652,181

Commercial Banks — 1.0%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
1.500%	07/01/15(a)	A2	16,100	16,301,910
1.500%	01/16/18(a)	A2	2,700	2,656,862
5.625%	12/11/17	A2	9,300	10,684,379
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	A2	13,600	13,612,349
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36	A1	5,570	6,301,246

				49,556,746

Computers & Peripherals — 0.4%
EMC Corp.,
Sr. Unsec’d. Notes
1.875%	06/01/18	A1	10,000	9,962,390
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17(a)	Baa1	7,300	7,371,270

				17,333,660

Consumer Finance — 0.5%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15	Baa1	11,000	10,944,593
4.750%	07/15/21(a)	Baa1	11,800	12,485,592

				23,430,185

Diversified Financial Services — 4.9%
Bank of America Corp.,
Sr. Unsec’d. Notes
1.500%	10/09/15	Baa2	7,000	7,038,276
4.100%	07/24/23(a)	Baa2	1,900	1,888,191
Sr. Unsec’d. Notes, MTN
1.250%	01/11/16(a)	Baa2	8,300	8,291,833
2.000%	01/11/18(a)	Baa2	9,800	9,637,820
3.300%	01/11/23	Baa2	15,700	14,707,132
5.875%	02/07/42(a)	Baa2	11,900	13,212,356
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/16(a)	Baa2	11,700	11,691,061
2.500%	09/26/18(a)	Baa2	5,000	4,972,230
4.450%	01/10/17	Baa2	6,000	6,496,608
4.500%	01/14/22(a)	Baa2	13,100	13,729,219
5.875%	01/30/42(a)	Baa2	11,600	12,897,448
8.500%	05/22/19	Baa2	7,306	9,331,530
Sub. Notes
5.000%	09/15/14	Baa3	12,900	13,386,240
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.150%	01/09/15(a)	A1	17,000	17,352,682

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, MTN
2.300%	04/27/17(a)	A1	6,900	$7,078,951
3.150%	09/07/22(a)	A1	9,200	8,698,977
5.625%	09/15/17	A1	7,500	8,546,055
6.750%	03/15/32	A1	7,050	8,409,240
6.875%	01/10/39(a)	A1	2,400	2,941,315
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, BKNT
1.800%	01/25/18(a)	A2	10,800	10,649,599
3.200%	01/25/23(a)	A2	16,500	15,436,047
5.400%	01/06/42(a)	A2	1,900	1,998,785
6.400%	05/15/38(a)	A2	8,974	10,581,899
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1	4,500	5,148,693
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15	Baa2	3,000	3,149,640
6.875%	04/25/18(a)	Baa2	5,655	6,664,446

				233,936,273

Diversified Telecommunication — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
0.900%	02/12/16	A3	10,300	10,251,229
1.400%	12/01/17	A3	2,900	2,830,881
1.700%	06/01/17	A3	9,900	9,868,617
2.625%	12/01/22(a)	A3	5,500	4,929,557
2.950%	05/15/16(a)	A3	4,800	5,019,024
3.875%	08/15/21(a)	A3	8,000	8,101,496
5.550%	08/15/41	A3	1,000	992,645
6.300%	01/15/38(a)	A3	7,600	8,213,829
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	04/01/16(a)	Baa1	8,900	9,278,241
5.150%	09/15/23(a)	Baa1	20,250	21,703,667

				81,189,186

Electric Utilities — 0.6%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	Baa2	8,200	8,055,688
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17	A3	2,700	3,160,531
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15	Baa2	12,691	13,414,133
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.950%	09/15/14	Baa1	4,550	4,693,548

				29,323,900

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
0.650%	12/07/15(a)	A1	18,050	18,052,076

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food & Staples Retailing (cont’d.)
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.750%	10/02/43	Aa2	1,900	$1,884,403
6.500%	08/15/37(a)	Aa2	7,700	9,557,633

				29,494,112

Food Products — 0.2%
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42(a)	Baa2	11,800	11,689,257

Independent Power Producers & Energy Traders — 0.2%
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	7,200	7,701,818

Industrial Conglomerates — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
0.850%	10/09/15(a)	Aa3	5,200	5,211,986

Insurance — 1.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17	Baa1	13,000	13,825,643
6.250%	05/01/36	Baa1	12,800	14,625,050
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.300%	05/15/18	Aa2	6,000	5,857,296
1.600%	05/15/17	Aa2	6,400	6,454,086
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	A3	4,500	3,956,535
5.700%	06/15/35	A3	6,950	7,695,235
6.750%	06/01/16	A3	13,000	14,897,168

				67,311,013

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.650%	11/27/15(a)	Baa1	16,450	16,423,845
2.500%	11/29/22(a)	Baa1	13,000	11,847,641

				28,271,486

IT Services — 0.5%
International Business Machines Corp.,
Sr. Unsec’d. Notes
0.450%	05/06/16	Aa3	5,000	4,958,530
1.625%	05/15/20	Aa3	14,000	13,152,748
1.950%	07/22/16(a)	Aa3	5,550	5,714,985

				23,826,263

Media — 0.9%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	A3	5,200	7,330,570
Comcast Corp.,
Gtd. Notes
2.850%	01/15/23(a)	A3	8,000	7,586,208
6.950%	08/15/37	A3	12,650	15,915,749

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14	Baa2	12,700	$13,199,173

				44,031,700

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes, 144A
3.875%	03/15/23	Baa3	4,000	3,687,816
Sr. Unsec’d. Notes
3.550%	03/01/22(a)	Baa3	11,200	10,300,629
Newmont Mining Corp.,
Gtd. Notes
3.500%	03/15/22(a)	Baa1	10,200	8,919,451

				22,907,896

Multiline Retail — 0.1%
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42(a)	A2	5,500	4,886,563

Multi-Utilities — 1.3%
Consolidated Edison Co. of New York, Inc.,
Series 08-A, Sr. Unsec’d. Notes
5.850%	04/01/18(a)	A3	8,800	10,294,935
Sr. Unsec’d. Notes
7.125%	12/01/18	A3	2,200	2,735,579
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18(a)	Baa1	5,100	5,915,862
6.125%	04/01/36(a)	Baa1	10,704	11,974,543
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42(a)	A3	4,500	3,661,803
6.050%	03/01/34(a)	A3	7,500	8,344,057
Sempra Energy,
Sr. Unsec’d. Notes
2.000%	03/15/14	Baa1	13,500	13,585,279
6.500%	06/01/16	Baa1	4,000	4,542,920

				61,054,978

Oil, Gas & Consumable Fuels — 1.8%
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39(a)	A1	9,900	12,449,626
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	09/01/23	Baa2	3,800	3,542,884
3.950%	09/01/22	Baa2	8,800	8,652,222
5.000%	08/15/42	Baa2	1,800	1,636,177
5.000%	03/01/43(a)	Baa2	4,700	4,250,450
5.950%	02/15/18(a)	Baa2	11,300	12,938,297
6.850%	02/15/20	Baa2	6,000	7,105,140
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	Baa2	4,550	5,128,778
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22(a)	Baa2	14,800	13,634,071
6.850%	10/15/37	Baa2	3,000	3,253,023

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15	Baa2	10,500	$10,898,769

				83,489,437

Pharmaceuticals — 0.4%
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.100%	01/31/18	A2	7,500	7,331,655
Pfizer, Inc.,
Sr. Unsec’d. Notes
0.900%	01/15/17	A1	5,000	4,975,210
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	A1	3,700	4,329,185

				16,636,050

Pipelines — 0.2%
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23(a)	Baa2	10,900	9,732,850

Real Estate Investment Trusts — 0.4%
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	Baa2	14,100	13,735,303
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42(a)	A2	6,000	5,667,504

				19,402,807

Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.,
Sr. Unsec’d. Notes
1.350%	12/15/17	A1	17,800	17,570,042
4.250%	12/15/42(a)	A1	12,000	10,655,256

				28,225,298

Software — 0.8%
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17	A1	14,400	14,142,802
2.500%	10/15/22(a)	A1	6,470	5,964,389
3.625%	07/15/23(a)	A1	9,250	9,225,303
5.375%	07/15/40(a)	A1	9,800	10,671,877

				40,004,371

Specialty Retail — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	A3	13,500	15,409,535

Tobacco — 1.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	16,650	15,249,119
4.250%	08/09/42(a)	Baa1	4,600	3,829,569
9.250%	08/06/19	Baa1	4,442	5,866,119
10.200%	02/06/39	Baa1	6,500	9,912,643

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Tobacco (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17(a)	A2	12,300	$12,076,435
2.500%	05/16/16(a)	A2	8,500	8,825,677

				55,759,562

Utilities — 0.2%
MidAmerican Energy Co.,
First Mortgage
2.400%	03/15/19	Aa3	7,550	7,689,652
4.800%	09/15/43	Aa3	3,000	3,046,980

				10,736,632

TOTAL CORPORATAE BONDS
(cost $1,284,599,945)				1,267,574,633

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bonds
2.750%	11/15/42		3,370	2,789,201
3.130%	02/15/43		7,450	6,674,738
5.375%	02/15/31		14,240	18,160,443
U.S. Treasury Notes
0.250%	02/28/14-05/15/16(k)		26,700	26,610,569
0.500%	08/15/14(k)		4,930	4,946,560
0.625%	08/15/16-04/30/18		47,300	46,185,803
0.750%	03/31/18		15,125	14,803,594
1.375%	07/31/18		3,150	3,155,661
1.750%	05/15/23		13,500	12,509,654

TOTAL U.S. TREASURY OBLIGATIONS (cost $139,044,217)				135,836,223

TOTAL LONG-TERM INVESTMENTS (cost $4,263,686,506)				4,528,579,758

	Shares
SHORT-TERM INVESTMENT — 20.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $972,776,692; includes $749,955,823 of cash collateralfor securities on loan)(b)(w)	972,776,692	972,776,692

TOTAL INVESTMENTS — 115.4% (cost $5,236,463,198)		5,501,356,450
Liabilities in excess of other assets(x) — (15.4)%		(733,465,904)

NET ASSETS — 100.0%		$4,767,890,546

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

BKNT	Bank Note

EAFE	Europe, Australia, Far East

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $727,849,042; cash collateral of $749,955,823 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)

Long Positions:
525	Mini MSCI EAFE Index	Dec. 2013	$46,833,875	$47,649,000	$ 815,125
101	Russell 2000 Mini Index	Dec. 2013	10,625,175	10,821,140	195,965
1,098	S&P 500 E-Mini	Dec. 2013	92,351,417	91,919,070	(432,347)

					578,743

Short Positions:
15	2 Year U.S. Treasury Notes	Dec. 2013	3,297,188	3,303,984	(6,796)
95	5 Year U.S. Treasury Notes	Dec. 2013	11,278,164	11,499,453	(221,289)
429	10 Year U.S. Treasury Notes	Dec. 2013	53,111,086	54,221,578	(1,110,492)
325	20 Year U.S. Treasury Bonds	Dec. 2013	42,196,406	43,346,875	(1,150,469)
289	30 Year U.S. Ultra Treasury Bonds	Dec. 2013	39,777,437	41,065,094	(1,287,657)

					(3,776,703)

					$(3,197,960)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,561,683,858	$430,063,980	$—
Bank Loans	—	133,421,064	—
Corporate Bonds	—	1,267,574,633	—
U.S. Treasury Obligations	—	135,836,223	—
Affiliated Money Market Mutual Fund	972,776,692	—	—
Other Financial Instruments*
Futures	(3,197,960)	—	—

Total	$3,531,262,590	$1,966,895,900	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Equity contracts	$ 578,743
Interest rate contracts	(3,776,703)

Total	$(3,197,960)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.2%
COMMON STOCKS — 76.4%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom)	1,119,286	$8,226,594
Lockheed Martin Corp.	70,000	8,928,500
Raytheon Co.	79,920	6,159,434

		23,314,528

Agriculture — 1.7%
Altria Group, Inc.	462,940	15,901,989
British American Tobacco PLC (United
Kingdom)	551,536	29,027,103
Imperial Tobacco Group PLC (United Kingdom)	422,070	15,602,972
Lorillard, Inc.	375,340	16,807,725
Philip Morris International, Inc.	109,888	9,515,202

		86,854,991

Airlines — 1.2%
Deutsche Lufthansa AG (Germany)*	1,175,620	22,934,080
International Consolidated Airlines Group (Spain)*	6,881,253	37,666,756

		60,600,836

Auto Parts & Equipment — 0.5%
Cie Generale des Etablissements Michelin (France)	231,353	25,657,467

Automobile Manufacturers — 1.4%
General Motors Co.*(a)	523,190	18,819,144
Mazda Motor Corp. (Japan)*	1,905,000	8,563,630
Navistar International Corp.*(a)	439,520	16,033,690
Nissan Motor Co. Ltd. (Japan)	1,126,000	11,364,414
Toyota Motor Corp. (Japan)	253,200	16,239,627

		71,020,505

Banks — 8.3%
Ally Financial, Inc.(a)	4,776	4,563,767
Barclays PLC (United Kingdom)	626,834	2,678,900
BNP Paribas SA (France)	342,793	23,188,060
CIT Group, Inc.*	220,815	10,769,148
Citigroup, Inc.	913,510	44,314,370
Columbia Banking System, Inc.	50,035	1,235,865
Commerzbank AG (Germany)*	712,330	8,203,744
Commonwealth Bank of Australia (Australia)	2,500	166,150
Credit Agricole SA (France)*	1,657,284	18,274,331
Credit Suisse Group AG (Switzerland)*	671,699	20,541,849
DBS Group Holdings Ltd. (Singapore)	574,000	7,514,023
Deutsche Bank AG (Germany)	250,000	8,434,750
Guaranty Bancorp	48,080	658,215
HSBC Holdings PLC (United Kingdom), (QMTF)	693,543	7,506,502
HSBC Holdings PLC (United Kingdom), (XHKG)	1,441,760	15,615,520
ICICI Bank Ltd. (India), ADR	146,401	4,462,302
Intesa Sanpaolo SpA (Italy)	7,512,199	15,539,219
JPMorgan Chase & Co.	1,099,325	56,824,109
Morgan Stanley	1,155,853	31,150,238
PNC Financial Services Group, Inc. (The)	398,835	28,895,596
Royal Bank of Canada (Canada)	110,200	7,061,016
Societe Generale SA (France)	203,460	10,136,223
State Bank Financial Corp.	80,800	1,282,296
SunTrust Banks, Inc.	573,924	18,606,616
UBS AG (Switzerland)*	481,133	9,861,032

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
UniCredit SpA (Italy)	3,376,677	$21,562,882
Wells Fargo & Co.	945,050	39,049,466

		418,096,189

Beverages — 1.0%
Coca-Cola Co. (The)	217,610	8,243,067
Coca-Cola Enterprises, Inc.	303,811	12,216,240
Dr. Pepper Snapple Group, Inc.	223,310	10,008,754
PepsiCo, Inc.	136,070	10,817,565
Pernod-Ricard SA (France)	52,761	6,551,638

		47,837,264

Biotechnology — 0.6%
Amgen, Inc.	248,500	27,817,090

Building Materials — 0.5%
CRH PLC (Ireland)*	1,023,048	24,581,933

Chemicals — 2.3%
Agrium, Inc. (Canada)	135,000	11,344,050
Akzo Nobel NV (Netherlands)	321,820	21,143,780
Dow Chemical Co. (The)	490,880	18,849,792
E.I. du Pont de Nemours & Co.	252,900	14,809,824
Lonza Group AG (Switzerland)*	67,501	5,528,435
LyondellBasell Industries NV (Class A Stock)	500,000	36,615,000
Mosaic Co. (The)	114,460	4,924,069

		113,214,950

Coal — 0.3%
CONSOL Energy, Inc.	495,346	16,668,393

Commercial Services — 0.5%
Hays PLC (United Kingdom)	1,283	2,461
Randstad Holding NV (Netherlands)	474,282	26,750,263

		26,752,724

Computers — 2.1%
Apple, Inc.	101,380	48,332,915
Brocade Communications Systems, Inc.*	2,262,810	18,215,621
Dell, Inc.	832,040	11,457,191
Hewlett-Packard Co.	1,391,261	29,188,656

		107,194,383

Construction & Engineering
Carillion PLC (United Kingdom)	283,314	1,433,248

Cosmetics/Personal Care — 0.2%
Avon Products, Inc.	611,298	12,592,739

Diversified Financial Services — 1.1%
BlackRock, Inc.	13,796	3,733,474
Deutsche Boerse AG (Germany)	85,864	6,462,006
KB Financial Group, Inc. (South Korea)	611,010	21,511,780
Lehman Brothers Holdings, Inc.*	45,356,002	19,956,641
NYSE Euronext	113,445	4,762,421

		56,426,322

Diversified Machinery — 0.8%
Alstom SA (France)	483,967	17,224,537
Caterpillar, Inc.	172,405	14,373,405
Federal Signal Corp.*	173,700	2,235,519
FLSmidth & Co. A/S (Denmark)	138,770	7,474,117

		41,307,578

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric — 4.0%
American Electric Power Co., Inc.	200,000	$8,670,000
Dominion Resources, Inc.	243,280	15,200,134
Duke Energy Corp.	363,980	24,306,585
Dynegy, Inc.*(a)	2,357	45,537
Entergy Corp.	266,268	16,825,475
Exelon Corp.	720,860	21,366,290
FirstEnergy Corp.	202,670	7,387,321
GDF Suez (France)	373,971	9,373,877
NextEra Energy, Inc.	208,900	16,745,424
NRG Energy, Inc.	503,193	13,752,265
PG&E Corp.	448,783	18,364,200
Pinnacle West Capital Corp.	44,800	2,452,352
PPL Corp.	179,600	5,456,248
Public Service Enterprise Group, Inc.	295,150	9,719,289
Southern Co. (The)	386,830	15,929,659
TECO Energy, Inc.(a)	305,800	5,057,932
Xcel Energy, Inc.	286,360	7,906,400

		198,558,988

Electronics — 0.8%
Dongfang Electric Corp. Ltd. (China)
(Class H Stock)	1,392,754	2,030,835
Flextronics International Ltd. (Singapore)*	693,692	6,305,660
Koninklijke Philips NV (Netherlands)	375,153	12,102,825
OSRAM Licht AG (Germany)*	13,635	640,080
TE Connectivity Ltd. (Switzerland)	397,758	20,595,909

		41,675,309

Environmental Control — 0.3%
Republic Services, Inc.	197,890	6,601,610
Waste Management, Inc.	198,390	8,181,604

		14,783,214

Foods — 1.3%
Kroger Co. (The)	675,857	27,264,071
Metro AG (Germany)	123,390	4,900,006
Safeway, Inc.	213,400	6,826,666
Tesco PLC (United Kingdom)	4,442,929	25,829,212

		64,819,955

Forest Products & Paper — 0.8%
Domtar Corp.	58,013	4,607,392
International Paper Co.	475,671	21,310,061
MeadWestvaco Corp.	338,930	13,008,133

		38,925,586

Gas — 0.3%
AGL Resources, Inc.	64,268	2,958,256
Sempra Energy	135,270	11,579,112

		14,537,368

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc.	85,458	7,739,931

Healthcare Products — 1.4%
Getinge AB (Sweden) (Class B Stock)	106,600	3,811,091
Hospira, Inc.*(a)	189,440	7,429,837
Medtronic, Inc.	964,120	51,339,390
Stryker Corp.	97,751	6,606,990

		69,187,308

Healthcare Services — 0.9%
CIGNA Corp.	389,051	29,902,460

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
UnitedHealth Group, Inc.	17,343	$1,241,932
WellPoint, Inc.	173,000	14,464,530

		45,608,922

Insurance — 4.9%
ACE Ltd. (Switzerland)	276,491	25,868,498
Aegon NV (Netherlands)	1,268,388	9,385,117
Alleghany Corp.*	43,722	17,910,717
American International Group, Inc.	939,906	45,707,628
Aviva PLC (United Kingdom)	2,642,075	16,958,550
AXA SA (France)	624,712	14,498,837
CNO Financial Group, Inc.	3,186	45,878
ING Groep NV (Netherlands), CVA*	3,276,207	37,175,052
MetLife, Inc.	381,610	17,916,590
Muenchener Rueckversicherungs AG (Germany)	77,986	15,244,847
QBE Insurance Group Ltd. (Australia)	64,990	890,023
Swiss Re AG (Switzerland)*	226,306	18,749,560
White Mountains Insurance Group Ltd.	26,300	14,928,406
Zurich Insurance Group AG (Switzerland)*	40,334	10,397,655

		245,677,358

Internet — 0.5%
Google, Inc. (Class A Stock)*	9,070	7,944,504
Symantec Corp.	666,020	16,483,995

		24,428,499

Iron/Steel — 0.6%
POSCO (South Korea)	68,819	20,386,400
ThyssenKrupp AG (Germany)*	455,708	10,913,306

		31,299,706

Machinery & Equipment — 0.2%
CNH Industrial NV (Netherlands)*	738,414	9,470,176

Media — 3.6%
British Sky Broadcasting Group PLC (United Kingdom)	1,099,211	15,481,845
Comcast Corp. (Special Class A Stock)	495,440	21,487,233
Dex Media, Inc.*(a)	69,600	565,848
News Corp. (Class A Stock)*	90,552	1,454,265
Reed Elsevier PLC (United Kingdom)	1,874,320	25,264,923
Time Warner Cable, Inc.	286,441	31,966,816
Time Warner, Inc.	131,100	8,627,691
Tribune Co. (Class A Stock)*	34,611	2,183,608
Tribune Co. (Class B Stock)	21,221	7,398,171
Twenty-First Century Fox, Inc. (Class A Stock)	362,210	12,134,035
Twenty-First Century Fox, Inc. (Class B Stock)	1,007,039	33,635,103
Viacom, Inc. (Class B Stock)	98,800	8,257,704
Walt Disney Co. (The)(a)	220,460	14,217,465

		182,674,707

Metals & Mining — 1.9%
Anglo American PLC (United Kingdom)	482,780	11,854,617
Anglogold Ashanti Ltd. (South Africa), ADR	35,977	477,777
Barrick Gold Corp. (Canada)	165,740	3,086,079
BHP Billiton PLC (United Kingdom)	640,208	18,832,660
Freeport-McMoRan Copper & Gold, Inc.	779,506	25,786,058
Goldcorp, Inc. (Canada)	205,720	5,350,777
Newmont Mining Corp.	311,273	8,746,771

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (United Kingdom), ADR(a)	385,870	$18,815,021

		92,949,760

Miscellaneous Manufacturers — 1.0%
General Electric Co.	1,077,000	25,729,530
Konica Minolta Holdings, Inc. (Japan)	1,115,000	9,392,527
Siemens AG (Germany)	136,354	16,444,065

		51,566,122

Office Equipment & Supplies — 0.4%
Xerox Corp.	2,124,060	21,856,577

Oil & Gas — 8.7%
Anadarko Petroleum Corp.	17,500	1,627,325
Apache Corp.	335,902	28,598,696
BG Group PLC (United Kingdom)	707,228	13,500,819
BP PLC (United Kingdom)	3,697,486	25,922,634
BP PLC (United Kingdom), ADR	620,000	26,058,600
Callon Petroleum Co.*	100,000	547,000
Canadian Oil Sands Ltd. (Canada)	512,600	9,933,009
Chesapeake Energy Corp.(a)	200,000	5,176,000
Chevron Corp.	251,100	30,508,650
Devon Energy Corp.	160,000	9,241,600
Eni SpA (Italy)	647,275	14,879,677
Ensco PLC (Class A Stock)	124,184	6,674,890
Exxon Mobil Corp.	133,340	11,472,574
Galp Energia, SGPS, SA (Portugal) (Class B Stock)	1,244,010	20,696,390
Marathon Oil Corp.	806,923	28,145,474
Murphy Oil Corp.	182,246	10,993,079
Noble Corp.	334,040	12,616,711
Petroleo Brasileiro SA (Brazil), ADR(a)	476,220	7,376,648
Petroleo Brasileiro-Spon SA (Brazil), ADR(a)	1,126,861	18,852,384
Royal Dutch Shell PLC (United Kingdom), ADR	559,891	36,773,641
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	788,860	25,981,567
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	366,428	12,642,868
SandRidge Energy, Inc.*	18,400	1,840,000
Talisman Energy, Inc. (Canada)	2,177,100	24,982,595
Total SA (France)	466,837	27,059,209
Total SA (France), ADR	72,500	4,199,200
Transocean Ltd.	476,090	21,186,005
WPX Energy, Inc.*(a)	94,996	1,829,623

		439,316,868

Oil & Gas Services — 1.8%
Baker Hughes, Inc.	1,022,130	50,186,583
Fugro NV (Netherlands), CVA	167,759	10,227,483
Halliburton Co.	319,702	15,393,651
Schlumberger Ltd. (Netherlands)	141,010	12,459,644
Weatherford International Ltd.*	98,700	1,513,071

		89,780,432

Pharmaceuticals — 6.9%
Elan Corp. PLC (Ireland), ADR*	461,510	7,190,326
Eli Lilly & Co.	127,580	6,421,101
Forest Laboratories, Inc.*	285,640	12,222,536
GlaxoSmithKline PLC (United Kingdom)	852,019	21,422,214
Johnson & Johnson	222,860	19,319,733

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	2,111,679	$100,537,037
Merck KGaA (Germany)	82,860	12,933,001
Pfizer, Inc.	2,008,407	57,661,365
Roche Holding AG (Switzerland)	205,916	55,571,249
Sanofi (France)	258,170	26,146,664
Sanofi (France), ADR	141,708	7,174,676
Teva Pharmaceutical Industries Ltd. (Israel), ADR	520,051	19,647,527

		346,247,429

Pipelines — 0.4%
Spectra Energy Corp.	333,140	11,403,382
Williams Cos., Inc. (The)	172,090	6,257,192

		17,660,574

Real Estate
Forestar Group, Inc.*	59,800	1,287,494

Real Estate Investment Trusts — 0.1%
Alexander’s, Inc.	9,200	2,632,304
Westfield Retail Trust (Australia)	840,907	2,331,050

		4,963,354

Retail — 2.7%
CVS Caremark Corp.	763,757	43,343,210
Kingfisher PLC (United Kingdom)	4,059,792	25,360,930
Kohl’s Corp.	252,280	13,055,490
Target Corp.	281,330	17,999,493
Walgreen Co.	515,290	27,722,602
Wal-Mart Stores, Inc.	103,366	7,644,949

		135,126,674

Semiconductors — 1.1%
Intel Corp.	967,400	22,172,808
Samsung Electronics Co. Ltd. (South Korea)	19,404	24,681,767
Texas Instruments, Inc.	148,710	5,988,552

		52,843,127

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp. (Class A Stock)	140,090	3,643,741

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	167,514	11,290,444

Software — 2.1%
Microsoft Corp.	2,836,229	94,474,788
Oracle Corp.	140,400	4,657,068
SAP AG (Germany)	80,441	5,949,020

		105,080,876

Telecommunications — 4.9%
AT&T, Inc.	400,000	13,528,000
China Telecom Corp. Ltd. (China), ADR(a)	167,315	8,270,380
Cisco Systems, Inc.	2,166,390	50,736,854
Frontier Communications Corp.	263,400	1,098,378
Orange SA (France)	736,689	9,224,518
Singapore Telecommunications Ltd. (Singapore)	6,003,000	17,877,485
Sprint Corp.*	648,146	4,024,987
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,453,189	19,354,652
Telefonica SA (Spain)*	1,080,547	16,798,310
Telstra Corp. Ltd. (Australia)	1,053,669	4,889,215

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR*	885,427	$13,060,048
Vivendi SA (France)	426,768	9,817,059
Vodafone Group PLC (United Kingdom)	21,899,280	76,863,069

		245,542,955

Toys/Games/Hobbies — 0.1%
Nintendo Co. Ltd. (Japan)	55,400	6,274,830

Transportation — 1.2%
AP Moller-Maersk A/S (Denmark) (Class B Stock)	2,257	20,703,862
CEVA Holdings LLC*	79	66,725
FedEx Corp.	82,610	9,426,627
TNT Express NV (Netherlands)	2,011,145	18,358,270
United Parcel Service, Inc. (Class B Stock) .	126,080	11,519,930

		60,075,414

Utilities
DTE Energy Co.	5,000	329,900

TOTAL COMMON STOCKS
(cost $3,320,207,027)		3,836,594,738

PREFERRED STOCKS — 2.7%
Automobile Manufacturers — 0.1%
General Motors Co., Series B, CVT, 4.750%	59,450	2,981,417

Banks — 2.1%
Ally Financial, Inc., Series A, 8.500%(c)	9,875	264,453
Bank of America Corp. (PRFC), 144A*	100,000	8,788,000
Bank of America Corp., Series L, CVT, 7.250%*	12,300	13,284,000
Bank of America Corp/Freeport-McMoRan
Copper & Gold, Inc. (PRFC), 144A	170,000	5,995,900
Bank of America Corp/Peabody Energy Corp (PRFC), 144A	300,000	5,625,000
Deutsche Bank AG London (Germany), Series 7 (PRFC), 144A	300,000	5,331,600
Deutsche Bank AG London (Germany), Series A (PRFC), 144A	26,000	161,434
Goldman Sachs Group Inc (The), 144A, 1.000%	145,000	5,089,427
JPMorgan Chase & Co., 144A, 6.500%	1,265,000	16,154,050
JPMorgan Chase & Co., CVT, 144A, 9.000%	297,000	10,240,560
Morgan Stanley, Series 2 (PRFC)	284,000	5,332,100
Royal Bank of Canada (Canada), 144A, 7.000%	417,000	19,102,770
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	9,100,080

		104,469,374

Electric — 0.1%
Dominion Resources, Inc., CVT, 6.000%	32,000	1,710,400
Dominion Resources, Inc., CVT, 6.125%	32,000	1,706,880
NextEra Energy, Inc., CVT, 5.599%	5,000	277,700
NextEra Energy, Inc., CVT, 5.889%	12,600	688,464

		4,383,444

Insurance
MetLife, Inc., CVT, 5.000%	74,075	2,122,989

Iron/Steel — 0.1%
Vale SA (Brazil), ADR (PRFC)	226,865	3,223,752

	Shares	Value
PREFERRED STOCKS (Continued)
Metals & Mining
Arcelormittal (Luxembourg), Series MTUS, CVT, 6.000%	120,000	$2,578,800

Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corporation, Series Z, 8.375%*(c)	204,025	1,193,546
Federal National Mortgage Association, CVT, 5.375%*	75	1,368,750
Federal National Mortgage Association, Series Q, 6.750%*	65,850	330,567
Federal National Mortgage Association, Series R, 7.625%*	105,350	547,820
Federal National Mortgage Association, Series S, 8.250%*(a)(c)	112,125	654,810

		4,095,493

Oil & Gas — 0.2%
Chesapeake Energy Corp., CVT, 144A, 5.750%	5,000	5,528,125
Halcon Resources Corp., CVT, 1.438%*	5,000	4,950,000
Sanchez Energy Corp., Series A, CVT, 144A, 4.875%	10,000	644,375

		11,122,500

Real Estate Investment Trusts
FelCor Lodging Trust, Inc., Series A, CVT, 1.950%	52,675	1,273,155

Transportation
CEVA Holdings LLC, Series A2 (PRFC)*	170	144,441

TOTAL PREFERRED STOCKS
(cost $134,892,426)		136,395,365

	Units
WARRANTS* — 0.1%
Automobile Manufacturers
General Motors Co., expiring 07/10/16	17,000	449,140
General Motors Co., expiring 07/10/19	17,000	316,200

		765,340

Electric
Dynegy, Inc., expiring 10/02/17	36,800	49,680

Media — 0.1%
Tribune Co., expiring 12/31/32	66,047	4,164,263

TOTAL WARRANTS
(cost $3,492,850)		4,979,283

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 2.4%
Automobile Manufacturers
Navistar, Inc.
Tranche Term Loan B
6.500%	08/15/17	Ba3	276	278,829

Electric — 0.5%
Fieldwood Energy LLC
Second Lien Term Loan
6.500%	09/30/20	B-(d)	6,500	6,482,398
Texas Competitive Electric Holdings Co. LLC
2017 Term Loan (Extending)
4.746%	10/10/17	Caa3	24,500	16,472,820

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electric (cont’d.)

				$22,955,218

Foods — 0.1%
U.S. Foods, Inc.
Term Loan
6.500%	03/31/19	B2	4,988	4,964,124

Lodging — 0.1%
Caesars Entertainment Operating Co., Inc.
Sr. Sec’d Tranche B-5 (First-Lien)
4.443%	01/28/18	B3	1,074	961,230
Sr. Sec’d Tranche B-6 (First-Lien)
5.443%	01/28/18	B3	5,122	4,627,942

				5,589,172

Media — 0.6%
Cengage Learning Acquisitions, Inc.
Term Loan
2.700%	07/03/14	B2	5,793	4,224,199
Clear Channel Communications, Inc.
Tranche Term Loan B
3.854%	01/29/16	Caa1	3,437	3,235,154
6.500%	01/29/16	Caa1	2,532	2,383,170
6.943%	01/30/19	Caa1	22,606	20,846,979

				30,689,502

Oil & Gas — 0.6%
Chesapeake Energy Corp.
Term Loan
6.500%	12/02/17	Ba3	10,000	10,168,750
Drillships Financing Holding, Inc.
Term Loan
6.500%	07/15/16	B+(d)	7,500	7,575,000
Quicksilver Resources, Inc.
Term Loan
6.500%	06/21/19	B2	10,000	9,587,500

				27,331,250

Retail
JC Penney Corp., Inc.
Term Loan
6.500%	05/22/18	B-(d)	1,493	1,445,836

Semiconductors — 0.2%
Freescale Semiconductor, Inc.
Tranche Term Loan B-4
6.500%	02/28/20	B1	9,950	9,979,751

Software — 0.2%
Activision Blizzard, Inc.
Term Loan
6.500%	08/12/14	NR	5,000	5,000,000
First Data Corp.
2018 Dollar Term Loan
6.500%	03/24/18	B1	5,000	4,952,680

				9,952,680

Telecommunications — 0.1%
Avaya, Inc.
Tranche Term Loan B-3
4.773%	10/26/17	B1	6,163	5,526,555

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Telecommunications (cont’d.)
Tranche Term Loan B-5
8.000%	03/31/18	B1	1,503	$1,421,916

				6,948,471

TOTAL BANK LOANS (cost $119,802,016)				120,134,833

CONVERTIBLE BONDS — 0.4%
Automobile Manufacturers — 0.2%
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A
5.500%	11/09/15	BBB(d)	7,500	11,189,426
Banks — 0.2%
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
12.500%	01/24/14	NR	300	1,969,500
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
9.000%	10/18/13	NR	250	3,590,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
7.500%	11/15/13	NR	50	2,276,000

				7,835,500

TOTAL CONVERTIBLE BONDS (cost $17,726,705)				19,024,926

CORPORATE BONDS — 10.2%
Advertising — 0.1%
Visant Corp.,
Gtd. Notes
10.000%	10/01/17	Caa2	3,619	3,365,670

Aerospace — 0.1%
Bombardier, Inc. (Canada),
Sr. Notes, 144A
6.125%	01/15/23(a)	Ba2	5,600	5,600,000

Airlines — 0.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(i)
7.500%	03/15/16	NR	7,995	9,473,483

Automobile Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19(a)	B1	300	331,500
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21(a)	B3	1,800	1,822,500

				2,154,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Automotive Parts — 0.1%
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21(a)	B1	6,300	$6,410,250

Beverages
Innovation Ventures LLC/Innovation Ventures Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	08/15/19(a)	B2	500	458,125

Building Materials — 0.2%
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	B+(d)	3,600	3,942,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19	B+(d)	2,000	1,920,000
9.000%	01/11/18	B+(d)	641	690,678
9.500%	06/15/18(a)	B+(d)	5,000	5,537,500

				12,090,178

Cable Television — 0.1%
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22	Ba3	6,800	6,698,000

Chemicals — 0.1%
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
7.875%	02/15/16	Caa1	EUR 368	502,577
Orion Engineered Carbons Finance & Co. SCA (Luxembourg),
Gtd. Notes, PIK, 144A
9.250%	08/01/19	Caa1	2,400	2,448,000

				2,950,577

Coal — 0.6%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19(a)	B3	10,000	8,350,000
6.250%	06/01/21	B3	200	164,000
Arch Coal, Inc.,
Gtd. Notes
7.250%	06/15/21(a)	Caa1	5,400	4,077,000
8.750%	08/01/16(a)	Caa1	5,000	5,000,000
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	Ba2	5,000	4,987,500
6.250%	11/15/21(a)	Ba2	3,500	3,395,000
Walter Energy, Inc.,
Gtd. Notes, 144A
9.875%	12/15/20(a)	Caa2	5,000	4,350,000

				30,323,500

Commercial Services — 0.2%
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18(a)	Caa1	5,000	5,262,500
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2	200	211,500
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	Caa1	3,000	3,172,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19(a)	Caa1	2,500	$2,700,000

				11,346,500

Consumer Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21(a)	Caa2	637	641,777
Sr. Sec’d. Notes
5.750%	10/15/20(a)	B1	5,500	5,520,625

				6,162,402

Diversified Financial Services — 0.1%
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.000%	11/15/17(a)	B2	3,000	3,157,500

Electric — 0.4%
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.000%	06/30/23(a)	B1	10,000	10,000,000
Sanmina Corp.,
Gtd. Notes, 144A
7.000%	05/15/19	B1	5,000	5,262,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes
10.250%	11/01/15	C	5,227	117,607
Sr. Sec’d. Notes, 144A
11.500%	10/01/20	Caa3	8,565	5,920,556

				21,300,663

Electrical Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22	Ba2	5,000	4,825,000

Entertainment — 0.3%
Cumulus Media Holdings, Inc.,
Gtd. Notes
7.750%	05/01/19	Caa1	2,500	2,593,750
International Game Technology,
Sr. Unsec’d. Notes
5.350%	10/15/23(a)	Baa2	10,000	10,215,750

				12,809,500

Foods — 0.3%
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	Caa1	500	518,750
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	Ba3	4,900	4,851,000
7.250%	06/01/21	Ba3	700	703,500
8.250%	02/01/20	Ba3	150	157,875
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16	Caa1	350	383,250
US Foods, Inc.,
Gtd. Notes

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
8.500%	06/30/19(a)	Caa2	7,500	$7,903,125

				14,517,500

Gas — 0.1%
Sabine Pass LNG LP,
Sr. Sec’d. Notes, 144A
6.500%	11/01/20	B1	2,500	2,537,500

Healthcare Products — 0.1%
Alere, Inc.,
Gtd. Notes, 144A
6.500%	06/15/20	Caa1	3,300	3,271,125
Sr. Unsec’d. Notes
7.250%	07/01/18	B3	3,800	4,104,000

				7,375,125

Healthcare Services — 0.4%
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)	B3	7,300	7,418,625
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23(a)	B3	5,000	4,912,500
7.500%	02/15/22(a)	B3	200	219,500
Sr. Sec’d. Notes
6.500%	02/15/20(a)	Ba3	200	216,750
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	02/01/20(a)	B3	5,000	4,987,500

				17,754,875

Home Builders
KB Home,
Gtd. Notes
8.000%	03/15/20	B2	200	216,000

Investment Companies — 0.1%
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17	Caa2	3,000	2,947,500
9.500%	10/15/20(a)	Caa2	1,050	1,026,375

				3,973,875

Lodging — 0.2%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
8.500%	02/15/20(a)	B3	5,200	4,784,000
9.000%	02/15/20(a)	B3	5,300	4,968,750
9.000%	02/15/20(a)	B3	2,000	1,882,500
MGM Resorts International,
Gtd. Notes
6.750%	10/01/20(a)	B3	200	210,000
7.750%	03/15/22(a)	B3	200	216,750

				12,062,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery — 0.1%
HD Supply, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20(a)	Caa2	5,000	$5,181,250

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	B1	10,000	9,450,000
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	Caa1	16,522	16,191,560
9.000%	03/01/21(a)	Caa1	6,500	6,288,750
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	Ba3	4,300	3,988,250
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	B2	5,000	4,787,500

				40,706,060

Metals
Molycorp, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/20	B3	200	199,500

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC (United Kingdom),
Gtd. Notes
8.500%	07/30/20(a)	Baa3	2,000	2,055,000
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.875%	02/01/18(a)	B1	5,400	5,643,000
7.000%	11/01/15(a)	B1	500	515,000
FQM Akubra, Inc. (Canada),
Gtd. Notes, 144A
8.750%	06/01/20(a)	B1	200	214,000
Hudbay Minerals, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
9.500%	10/01/20	B-(d)	3,000	3,007,500

				11,434,500

Oil & Gas — 2.1%
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	B1	5,200	5,031,000
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21(a)	Ba3	10,000	9,975,000
5.750%	03/15/23(a)	Ba3	7,000	7,017,500
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21	Caa1	10,000	10,200,000
Gibson Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21(a)	Ba3	4,000	4,130,000
Halcon Resources Corp.,
Gtd. Notes
9.750%	07/15/20(a)	Caa1	6,500	6,873,750
Gtd. Notes, 144A
9.250%	02/15/22(a)	Caa1	2,900	3,016,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	B1	10,000	$10,062,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes, 144A
10.750%	10/01/20	Caa1	1,500	1,575,000
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes
7.125%	04/01/23(a)	B3	4,600	4,485,000
7.500%	11/01/19(a)	B3	9,000	9,472,500
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20(a)	Caa1	3,400	3,451,000
Petroquest Energy, Inc.,
Gtd. Notes, 144A
10.000%	09/01/17	Caa1	4,800	4,896,000
Plains Exploration & Production Co.,
Gtd. Notes
6.500%	11/15/20	Baa3	5,000	5,364,615
6.875%	02/15/23	Baa3	3,600	3,861,000
Samson Investment Co.,
Gtd. Notes, 144A
10.250%	02/15/20	B3	5,000	5,300,000
Sanchez Energy Corp.,
Gtd. Notes, 144A
7.750%	06/15/21	Caa1	7,500	7,312,500
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	02/15/23(a)	B2	700	693,000
8.125%	10/15/22	B2	200	202,000

				102,918,365

Oil & Gas Services — 0.1%
Hercules Offshore, Inc.,
Gtd. Notes, 144A
8.750%	07/15/21	B3	4,800	5,088,000

Pharmaceuticals — 0.1%
VPII Escrow Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	07/15/21(a)	B1	3,900	4,202,250

Pipelines — 0.2%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23(a)	Ba3	5,000	4,700,000
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/21(a)	Ba3	7,500	7,340,625

				12,040,625

Semiconductors — 0.2%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20(a)	Caa1	6,036	6,352,890
Sr. Sec’d. Notes, 144A
5.000%	05/15/21(a)	B1	5,000	4,762,500

				11,115,390

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software — 0.8%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21(a)	Caa1	3,800	$3,942,500
First Data Corp.,
Gtd. Notes
12.625%	01/15/21(a)	Caa1	11,100	12,210,000
Gtd. Notes, 144A
10.625%	06/15/21	Caa1	5,000	5,075,000
Sec’d. Notes, 144A
8.250%	01/15/21(a)	Caa1	16,050	16,571,625

				37,799,125

Storage/Warehousing — 0.2%
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19	CCC+(d)	5,000	5,025,000
Sr. Sec’d. Notes, 144A
8.500%	10/15/18(a)	B1	4,900	5,181,750

				10,206,750

Telecommunications — 1.0%
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	Caa1	5,760	4,665,600
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	B1	4,075	3,810,125
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20	Caa1	4,500	4,477,500
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21(a)	Caa2	6,500	4,615,000
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	12/01/16(a)	B1	200	212,000
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23(a)	B1	14,100	14,382,000
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
7.000%	08/15/20	B1	1,500	1,526,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/23	Baa1	6,900	7,395,323
6.550%	09/15/43	Baa1	7,300	8,241,240
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17	B3	3,149	3,345,813

				52,670,851

Tobacco — 0.2%
Alliance One International, Inc.,
Sec’d. Notes, 144A
9.875%	07/15/21	Caa1	10,000	9,400,000

Transportation — 0.1%
CEVA Group PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.000%	05/01/18	CCC+(d)	325	273,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
CHC Helicopter SA (Luxembourg),
Sr. Sec’d. Notes
9.250%	10/15/20(a)	B1	5,000	$5,325,000

				5,598,000

Wireless Telecommunication Services — 0.2%
MetroPCS Wireless, Inc.,
Gtd. Notes, 144A
6.625%	04/01/23(a)	Ba3	7,500	7,518,750

TOTAL CORPORATE BONDS (cost $506,833,766)				513,641,639

TOTAL LONG-TERM INVESTMENTS (cost $4,102,954,790)				4,630,770,784

			Shares
SHORT-TERM INVESTMENTS — 15.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $583,433,991; includes $331,091,391 of cash collateral for securities on loan)(b)(w)			583,433,991	583,433,991

			Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.6%
Federal Home Loan Bank
0.000%	10/01/13		24,825	24,825,000
0.010%	10/01/13		5,000	5,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $29,825,000)				29,825,000

U.S. TREASURY OBLIGATIONS(n) — 3.5%
U.S. Treasury Bills
0.000%	10/17/13		9,700	9,699,826
0.005%	01/02/14		15,000	14,999,610
0.020%	12/05/13		5,000	4,999,956
0.031%	10/24/13(k)		83,500	83,498,400
0.035%	03/20/14		15,000	14,998,230
0.045%	03/06/14		5,000	4,999,676
0.058%	01/09/14		2,000	1,999,958
0.065%	01/02/14-02/20/14		11,100	11,099,481
0.070%	11/07/13-02/13/14		22,400	22,399,270
0.075%	10/10/13-11/21/13(k)		8,000	7,999,886

TOTAL U.S. TREASURY OBLIGATIONS (cost $176,684,355)				176,694,293

TOTAL SHORT-TERM INVESTMENTS (cost $789,943,346)				789,953,284

Value
TOTAL INVESTMENTS — 108.0% (cost $4,892,898,136)	$5,420,724,068
Liabilities in excess of other assets(x) — (8.0)%	(399,349,891)

NET ASSETS — 100.0%	$5,021,374,177

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FTSE	Financial Times Stock Exchange
NR	Not Rated by Moody’s or Standard & Poor’s
STOXX	Blue-chip index for the Eurozone
TOPIX	Tokyo Stock Price Index
PIK	Payment-in-Kind
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
XHKG	Hong Kong Stock Exchange
EUR	Euro
GBP	British Pound
KRW	South Korean Won
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $322,048,793; cash collateral of $331,091,391 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)

Long Positions:
355	Euro STOXX 50	Dec. 2013	$13,653,846	$13,826,740	$172,894
150	FTSE 100 Index.	Dec. 2013	15,902,137	15,613,162	(288,975)
560	S&P 500 E-Mini	Dec. 2013	46,921,762	46,880,400	(41,362)
70	TOPIX Index	Dec. 2013	8,411,109	8,520,779	109,670

					(47,773)

Short Positions:
72	British Pound Currency	Dec. 2013	7,103,378	7,279,650	(176,272)
121	Euro Currency	Dec. 2013	20,094,090	20,459,588	(365,498)

					(541,770)

					$(589,543)

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

British Pound,
Expiring 11/21/13	Credit Suisse First Boston Corp.	GBP	109	$168,792	$175,730	$6,938
Euro,
Expiring 10/16/13	Bank of America	EUR	186	249,069	251,701	2,632
Expiring 10/16/13	Bank of America	EUR	71	95,057	96,267	1,210
Expiring 10/16/13	Credit Suisse First Boston Corp.	EUR	395	527,123	534,245	7,122
Expiring 10/16/13	Credit Suisse First Boston Corp.	EUR	62	81,475	83,557	2,082
Expiring 10/16/13	Deutsche Bank AG	EUR	100	132,514	134,586	2,072
Expiring 10/16/13	Hong Kong & Shanghai Bank	EUR	92	122,759	124,639	1,880
Expiring 10/16/13	State Street Bank	EUR	724	964,956	979,856	14,900
Expiring 10/16/13	State Street Bank	EUR	120	158,842	162,672	3,830
Expiring 11/18/13	Credit Suisse First Boston Corp.	EUR	41	54,523	55,473	950
Expiring 11/18/13	Deutsche Bank AG	EUR	123	164,430	167,020	2,590
South Korean Won,
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	84,587	78,061	78,052	(9)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	214,231	197,448	197,726	278

				$2,995,049	$3,041,524	$46,475

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

British Pound,
Expiring 10/21/13	Bank of America	GBP	13,101	$19,938,905	$21,204,634	$(1,265,729)
Expiring 11/21/13	Bank of America	GBP	8,098	12,296,746	13,104,498	(807,752)
Expiring 11/21/13	Credit Suisse First Boston Corp.	GBP	9,255	14,039,543	14,976,571	(937,028)
Expiring 11/21/13	Deutsche Bank AG	GBP	7,394	11,224,120	11,965,352	(741,232)
Expiring 01/21/14	Bank of America	GBP	856	1,375,098	1,384,890	(9,792)
Expiring 01/21/14	Deutsche Bank AG	GBP	13,253	20,151,971	21,437,664	(1,285,693)
Expiring 02/19/14	Bank of America	GBP	19,620	30,485,223	31,730,361	(1,245,138)
Expiring 02/19/14	Bank of America	GBP	98	153,824	158,630	(4,806)
Expiring 02/19/14	Bank of America	GBP	55	87,890	89,442	(1,552)
Expiring 02/19/14	Barclays Capital Group	GBP	9,756	15,166,661	15,778,004	(611,343)
Expiring 02/19/14	Credit Suisse First Boston Corp.	GBP	1,626	2,601,429	2,629,826	(28,397)
Expiring 02/19/14	Credit Suisse First Boston Corp.	GBP	1,346	2,125,351	2,176,317	(50,966)
Expiring 02/19/14	Credit Suisse First Boston Corp.	GBP	844	1,349,441	1,364,093	(14,652)
Expiring 02/19/14	Credit Suisse First Boston Corp.	GBP	333	533,943	539,007	(5,064)
Expiring 02/19/14	Credit Suisse First Boston Corp.	GBP	143	229,830	231,471	(1,641)
Expiring 02/19/14	Credit Suisse First Boston Corp.	GBP	120	186,639	193,419	(6,780)
Expiring 02/19/14	Credit Suisse First Boston Corp.	GBP	98	154,030	158,630	(4,600)
Expiring 02/19/14	Hong Kong & Shanghai Bank	GBP	286	459,112	462,943	(3,831)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

British Pound (cont’d.),
Expiring 02/19/14	Hong Kong & Shanghai Bank	GBP	227	$353,972	$366,916	$(12,944)
Expiring 02/19/14	Hong Kong & Shanghai Bank	GBP	126	195,451	203,649	(8,198)
Expiring 02/19/14	Hong Kong & Shanghai Bank	GBP	112	174,927	181,525	(6,598)
Euro,
Expiring 10/16/13	Barclays Capital Group	EUR	40,028	52,432,506	54,154,181	(1,721,675)
Expiring 10/16/13	Deutsche Bank AG	EUR	145	189,516	195,469	(5,953)
Expiring 11/18/13	Bank of America	EUR	676	884,568	915,237	(30,669)
Expiring 11/18/13	Bank of America	EUR	298	388,713	403,659	(14,946)
Expiring 11/18/13	Bank of America	EUR	35	45,212	47,028	(1,816)
Expiring 11/18/13	Deutsche Bank AG	EUR	844	1,117,116	1,142,354	(25,238)
Expiring 11/18/13	Deutsche Bank AG	EUR	70	90,204	94,057	(3,853)
Expiring 11/18/13	Hong Kong & Shanghai Bank	EUR	298	388,895	403,659	(14,764)
Expiring 01/17/14	Bank of America	EUR	570	769,580	771,355	(1,775)
Expiring 01/17/14	Bank of America	EUR	358	470,692	483,898	(13,206)
Expiring 01/17/14	Bank of America	EUR	97	132,144	131,838	306
Expiring 01/17/14	Credit Suisse First Boston Corp.	EUR	702	924,329	949,839	(25,510)
Expiring 01/17/14	Credit Suisse First Boston Corp.	EUR	97	131,344	131,344	—
Expiring 01/17/14	Hong Kong & Shanghai Bank	EUR	97	132,095	131,838	257
Expiring 01/17/14	Hong Kong & Shanghai Bank	EUR	97	131,249	131,345	(96)
Expiring 11/07/14	Credit Suisse First Boston Corp.	EUR	622	841,588	842,341	(753)
South Korean Won,
Expiring 02/12/14	Bank of America	KRW	1,784,001	1,592,375	1,646,555	(54,180)
Expiring 02/12/14	Bank of America	KRW	1,258,839	1,115,349	1,161,853	(46,504)
Expiring 02/12/14	Bank of America	KRW	595,343	530,703	549,475	(18,772)
Expiring 02/12/14	Bank of America	KRW	400,141	356,377	369,312	(12,935)
Expiring 02/12/14	Bank of America	KRW	398,611	354,164	367,901	(13,737)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	4,457,157	3,980,937	4,113,760	(132,823)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	755,986	670,052	697,742	(27,690)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	597,937	531,499	551,869	(20,370)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	446,507	398,027	412,106	(14,079)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	352,741	314,807	325,565	(10,758)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	325,469	297,775	300,393	(2,618)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	314,598	278,837	290,360	(11,523)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	314,598	278,837	290,360	(11,523)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	176,449	157,403	162,854	(5,451)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	153,114	136,344	141,318	(4,974)
Expiring 02/12/14	Credit Suisse First Boston Corp.	KRW	125,220	114,200	115,573	(1,373)
Expiring 02/12/14	Deutsche Bank AG	KRW	2,857,504	2,551,981	2,637,351	(85,370)
Expiring 02/12/14	Deutsche Bank AG	KRW	1,194,735	1,058,271	1,102,688	(44,417)
Expiring 02/12/14	Deutsche Bank AG	KRW	1,012,325	902,250	934,331	(32,081)
Expiring 02/12/14	Deutsche Bank AG	KRW	730,046	646,974	673,800	(26,826)
Expiring 02/12/14	Deutsche Bank AG	KRW	724,072	643,619	668,286	(24,667)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	746,577	661,419	689,058	(27,639)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	584,502	517,579	539,470	(21,891)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	548,553	488,965	506,291	(17,326)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	412,843	365,267	381,036	(15,769)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	388,875	345,514	358,916	(13,402)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	305,758	279,998	282,201	(2,203)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	303,432	277,563	280,054	(2,491)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	155,117	142,114	143,167	(1,053)
Expiring 02/12/14	Hong Kong & Shanghai Bank	KRW	154,742	141,252	142,820	(1,568)

				$212,484,309	$222,103,749	$(9,619,440)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,506,166,103	$1,294,639,073	$35,789,562
Preferred Stocks	54,574,524	—	81,820,841
Warrants	4,979,283	—	—
Bank Loans	—	120,134,833	—
Convertible Bonds	—	11,189,426	7,835,500
Corporate Bonds	—	513,641,639	—
Affiliated Money Market Mutual Fund	583,433,991	—	—
U.S. Government Agency Obligations	—	29,825,000	—
U.S. Treasury Obligations	—	176,694,293	—
Other Financial Instruments*
Futures	(589,543)	—	—
Forward Foreign Currency Contracts	—	(9,572,965)	—

Total	$3,148,564,358	$2,136,551,299	$125,445,903

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Convertible Bonds
Balance as of 12/31/2012	$—	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	5,759,027	(2,704,379)	(410,300)
Purchases	21,049,035	78,859,120	—
Sales	—	—	—
Accrued discount/premium	—	—	—
Transfers into Level 3	8,981,500	5,666,100	8,245,800

Balance as of 09/30/13	$35,789,562	$81,820,841	$7,835,500

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $2,536,716 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one common stock, one preferred stock, and three convertible bonds transferred into Level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include using prices provided by a single broker/dealer and the cost of the investment.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Equity contracts.	$4,931,510
Foreign exchange contracts	(10,114,735)

Total	$(5,183,225)

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.7%
AFFILIATED MUTUAL FUNDS*
AST Franklin Templeton Founding Funds Allocation Portfolio	17,508,455	$220,956,708
AST Templeton Global Bond Portfolio	6,995,615	73,593,874

TOTAL LONG-TERM INVESTMENTS (cost $289,068,326)(w)		294,550,582

	Shares	Value
SHORT-TERM INVESTMENT — AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund
(cost $47,325)(w)	47,325	$47,325

TOTAL INVESTMENTS — 100.7% (cost $289,115,651)		294,597,907
Liabilities in excess of other assets — (0.7)%		(2,109,403)

NET ASSETS — 100.0%		$292,488,504

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$294,597,907	$—	$—

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 99.1%
Australia — 6.5%
Australand Property Group, REIT	209,600	$714,340
CFS Retail Property Trust Group, REIT	1,062,000	1,985,923
Charter Hall Office, REIT (Escrow Shares)	230,500	—
Charter Hall Retail, REIT	252,466	885,866
Commonwealth Property Office Fund, REIT	1,828,096	1,947,327
Dexus Property Group, REIT	2,965,570	2,776,043
Federation Centres, REIT	703,500	1,500,350
Goodman Group, REIT	837,060	3,814,259
GPT Group, REIT	1,049,020	3,403,595
Investa Office Fund, REIT	691,153	1,900,886
Mirvac Group, REIT	2,016,264	3,277,807
Stockland, REIT	984,089	3,557,152
Westfield Group, REIT	1,255,629	12,903,239

		38,666,787

Austria — 0.3%
Atrium European Real Estate Ltd.	311,859	1,764,802

Brazil — 0.5%
BR Malls Participacoes SA	132,300	1,207,014
Brookfield Incorporacoes SA*	326,498	237,180
Multiplan Empreendimentos Imobiliarios SA	69,713	1,669,300

		3,113,494

Canada — 1.2%
Boardwalk Real Estate Investment Trust, REIT	52,550	2,939,086
Canadian Apartment Properties, REIT	21,410	425,477
Chartwell Retirement Residences, REIT	137,954	1,352,687
RioCan Real Estate Investment Trust, REIT	91,785	2,165,308

		6,882,558

Finland — 0.3%
Sponda Oyj	374,289	1,935,652

France — 1.8%
Fonciere des Regions, REIT	45,983	3,813,217
ICADE, REIT	33,325	3,042,457
Klepierre, REIT	90,399	3,920,469

		10,776,143

Germany — 1.8%
Alstria Office REIT AG, REIT*	210,259	2,613,802
Deutsche Annington Immobilien SE*	13,790	354,460
DIC Asset AG	124,407	1,369,723
GSW Immobilien AG	64,236	2,822,133
LEG Immobilien GmbH	36,161	2,077,309
Prime Office REIT-AG, REIT*	269,961	1,205,216

		10,442,643

Hong Kong — 9.4%
Cheung Kong Holdings Ltd.	584,000	8,890,415
Hang Lung Properties Ltd.	1,541,000	5,247,216
Henderson Land Development Co. Ltd.	1,566,000	9,662,468
Hongkong Land Holdings Ltd.	716,000	4,725,600
Kerry Properties Ltd.	280,000	1,195,981
Sino Land Co. Ltd.	2,850,400	4,199,453
Sun Hung Kai Properties Ltd.	1,407,000	19,150,507
Wheelock & Co. Ltd.	616,000	3,267,822

		56,339,462

	Shares	Value
COMMON STOCKS (Continued)
Japan — 18.7%
Aeon Mall Co. Ltd.	232,210	$6,912,220
Daito Trust Construction Co. Ltd.	52,100	5,213,817
Daiwa House Industry Co. Ltd.	347,000	6,555,145
GLP J-Reit, REIT	1,404	1,567,873
Hulic Co. Ltd.	212,000	3,187,139
Japan Real Estate Investment Corp., REIT	277	3,229,621
Japan Retail Fund Investment Corp., REIT	769	1,583,384
Mitsubishi Estate Co. Ltd.	950,000	28,153,933
Mitsui Fudosan Co. Ltd.	752,000	25,394,574
Nippon Building Fund, Inc., REIT	497	6,166,561
Nippon Prologis REIT, Inc., REIT	307	3,076,352
Nomura Real Estate Holdings, Inc.	124,900	3,083,773
NTT Urban Development Corp.	281,400	3,710,079
Sumitomo Realty & Development Co. Ltd.	246,000	11,724,957
United Urban Investment Corp., REIT	1,374	2,096,316

		111,655,744

Netherlands — 3.8%
Corio NV, REIT	29,447	1,268,506
Eurocommercial Properties NV, REIT	97,996	3,967,370
Unibail-Rodamco SE, REIT	59,086	14,658,575
Wereldhave NV, REIT	40,728	2,953,845

		22,848,296

Norway — 0.2%
Norwegian Property ASA	887,468	1,173,304

Singapore — 3.0%
Ascendas Real Estate Investment Trust, REIT	1,159,000	2,108,790
CapitaLand Ltd.	1,753,000	4,322,520
CapitaMalls Asia Ltd.	1,151,000	1,795,577
Global Logistic Properties Ltd.	1,624,000	3,738,462
Keppel REIT, REIT	3,858,250	3,778,102
Mapletree Commercial Trust, REIT	253,000	245,183
Mapletree Industrial Trust, REIT	2,010,280	2,162,405

		18,151,039

Sweden — 0.5%
Fabege AB	99,987	1,105,224
Hufvudstaden AB (Class A Stock)	152,117	1,935,716

		3,040,940

Switzerland — 0.3%
PSP Swiss Property AG*	23,326	2,025,847

United Kingdom — 4.9%
Big Yellow Group PLC, REIT	271,582	1,934,282
British Land Co. PLC, REIT	830,359	7,757,024
Great Portland Estates PLC, REIT	250,836	2,187,959
Hammerson PLC, REIT	908,095	7,362,035
Land Securities Group PLC, REIT	494,401	7,348,945
Segro PLC, REIT	571,447	2,866,289

		29,456,534

United States — 45.9%
American Assets Trust, Inc., REIT	61,356	1,871,972
American Campus Communities, Inc., REIT .	72,024	2,459,620
Apartment Investment & Management Co. (Class A Stock), REIT	67,100	1,874,774
AvalonBay Communities, Inc., REIT	73,125	9,293,456
BioMed Realty Trust, Inc., REIT	232,970	4,330,912
Boston Properties, Inc., REIT	88,848	9,497,851

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Camden Property Trust, REIT	70,150	$4,310,016
CBL & Associates Properties, Inc., REIT	184,956	3,532,660
Chesapeake Lodging Trust, REIT	136,385	3,210,503
Corporate Office Properties Trust, REIT	142,800	3,298,680
CubeSmart, REIT	184,603	3,293,318
DCT Industrial Trust, Inc., REIT	418,516	3,009,130
DDR Corp., REIT(a)	219,226	3,444,040
Douglas Emmett, Inc., REIT	149,911	3,518,411
Duke Realty Corp., REIT	284,127	4,386,921
Equity Residential, REIT	64,022	3,429,659
Essex Property Trust, Inc., REIT	25,577	3,777,723
Excel Trust, Inc., REIT	102,948	1,235,376
Extra Space Storage, Inc., REIT	57,700	2,639,775
Forest City Enterprises, Inc. (Class A Stock)*	175,172	3,317,758
General Growth Properties, Inc., REIT	467,895	9,025,695
Glimcher Realty Trust, REIT	267,922	2,612,239
HCP, Inc., REIT	52,750	2,160,113
Health Care REIT, Inc., REIT	156,348	9,752,988
Healthcare Realty Trust, Inc., REIT	117,853	2,723,583
Home Properties, Inc., REIT	73,069	4,219,735
Host Hotels & Resorts, Inc., REIT(a)	596,610	10,542,099
Hudson Pacific Properties, Inc., REIT	139,278	2,708,957
Kimco Realty Corp., REIT(a)	287,169	5,795,070
Kite Realty Group Trust, REIT	270,018	1,601,207
Liberty Property Trust, REIT(a)	120,371	4,285,208
LTC Properties, Inc., REIT	35,781	1,358,962
Macerich Co. (The), REIT	121,995	6,885,398
Mack-Cali Realty Corp., REIT	194,448	4,266,189
Physicians Realty Trust, REIT*	101,914	1,235,198
Post Properties, Inc., REIT	87,352	3,932,587
ProLogis, Inc., REIT	393,986	14,821,753
Public Storage, REIT	103,753	16,657,544
Regency Centers Corp., REIT	83,872	4,055,211
Simon Property Group, Inc., REIT	203,288	30,133,380
SL Green Realty Corp., REIT(a)	96,405	8,564,620
Sovran Self Storage, Inc., REIT	67,694	5,123,082
STAG Industrial, Inc., REIT	164,976	3,319,317
Starwood Hotels & Resorts Worldwide, Inc.	51,087	3,394,731
Strategic Hotels & Resorts, Inc., REIT*	529,327	4,594,558
Sunstone Hotel Investors, Inc., REIT	283,974	3,617,829
UDR, Inc., REIT	351,170	8,322,729
Ventas, Inc., REIT	215,719	13,266,719
Vornado Realty Trust, REIT	106,937	8,989,124
Weingarten Realty Investors, REIT(a)	35,692	1,046,846

		274,745,226

TOTAL COMMON STOCKS (cost $531,368,818)		593,018,471

	Shares	Value
PREFERRED STOCK
Sweden
Klovern AB, (PRFC) (cost $175,341)	9,225	$212,083

TOTAL LONG-TERM INVESTMENTS
(cost $531,544,159)		593,230,554

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $17,752,836; includes $16,702,788 of cash collateral for securities on loan)(b)(w)	17,752,836	17,752,836

TOTAL INVESTMENTS — 102.1% (cost $549,296,995)		610,983,390
Liabilities in excess of other assets — (2.1)%		(12,441,088)

NET ASSETS — 100.0%		$598,542,302

The following abbreviations are used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,071,917; cash collateral of $16,702,788 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$38,666,787	$—
Austria	1,764,802	—	—
Brazil	3,113,494	—	—
Canada	6,882,558	—	—
Finland	—	1,935,652	—
France	—	10,776,143	—
Germany	6,995,611	3,447,032	—
Hong Kong	4,725,600	51,613,862	—
Japan	—	111,655,744	—
Netherlands	—	22,848,296	—
Norway	1,173,304	—	—
Singapore	—	18,151,039	—
Sweden	—	3,040,940	—
Switzerland	—	2,025,847	—
United Kingdom	—	29,456,534	—
United States	274,745,226	—	—
Preferred Stock — Sweden	212,083	—	—
Affiliated Money Market Mutual Fund	17,752,836	—	—

Total	$317,365,514	$293,617,876	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Diversified Real Estate Activities	20.8%
Retail REITs	20.3
Specialized REITs	14.0
Diversified REITs	10.1
Office REITs	9.9
Real Estate Operating Companies	7.6
Residential REITs	7.5

Industrial REITs	6.1%
Affiliated Money Market Mutual Fund (2.8% represents investments purchased with collateral from securities on loan)	3.0
Real Estate Development	2.2
Hotels, Resorts & Cruise Lines	0.6

102.1
Liabilities in excess of other assets	(2.1)

100.0%

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Air Freight & Logistics — 2.8%
FedEx Corp	117,779	$13,439,762

Apparel — 5.9%
L Brands, Inc.(a)	177,038	10,817,022
NIKE, Inc. (Class B Stock)	238,395	17,317,013

		28,134,035

Beverages — 1.7%
PepsiCo, Inc.	102,494	8,148,273

Biotechnology — 1.6%
Vertex Pharmaceuticals, Inc.*	99,386	7,535,447

Computers — 5.0%
Apple, Inc.	50,266	23,964,315

Cosmetics/Personal Care — 1.8%
Procter & Gamble Co. (The)	115,585	8,737,070

Diversified Financial Services — 2.6%
IntercontinentalExchange, Inc.*(a)	68,426	12,413,845

Electronic Components & Equipment — 2.1%
Honeywell International, Inc.	119,702	9,940,054

Food — 1.8%
Whole Foods Market, Inc.	144,894	8,476,299

Internet Services — 16.0%
Amazon.com, Inc.*	44,944	14,051,292
eBay, Inc.*(a)	235,831	13,157,011
Equinix, Inc.*	101,872	18,708,793
Google, Inc. (Class A Stock)*	27,347	23,953,511
priceline.com, Inc.*	6,642	6,714,730

		76,585,337

Manufacturing — 2.5%
Danaher Corp.	173,251	12,009,759

Media — 1.8%
Twenty-First Century Fox, Inc.	258,466	8,658,611

Medical Supplies & Equipment — 1.1%
C.R. Bard, Inc.	47,760	5,501,952

Metal Fabricate/Hardware — 2.6%
Precision Castparts Corp.	53,878	12,243,237

Oil & Gas Services — 7.8%
Anadarko Petroleum Corp.	117,391	10,916,189
Pioneer Natural Resources Co.	32,960	6,222,848
Schlumberger Ltd. (Curacao)	227,926	20,139,541

		37,278,578

Pharmaceuticals — 7.0%
Abbott Laboratories	187,371	6,218,843
Becton, Dickinson and Co.(a)	54,655	5,466,593
Regeneron Pharmaceuticals, Inc.*	40,224	12,584,883
Sanofi (France), ADR(a)	186,381	9,436,470

		33,706,789

Real Estate — 3.2%
CBRE Group, Inc. (Class A Stock)*	658,919	15,240,796

Real Estate Investment Trusts — 4.5%
American Tower Corp.	287,282	21,296,215

Restaurants — 2.3%
Chipotle Mexican Grill, Inc.*(a)	26,181	11,223,795

Retail & Merchandising — 2.5%
Starbucks Corp.	154,527	11,893,943

	Shares	Value
COMMON STOCKS (Continued)
Retailing — 8.2%
Costco Wholesale Corp.	140,543	$16,179,310
Dollar General Corp.*	256,186	14,464,262
PVH Corp.	70,446	8,361,236

		39,004,808

Semiconductors — 8.4%
QUALCOMM, Inc.	399,002	26,876,775
Xilinx, Inc.(a)	283,864	13,301,867

		40,178,642

Software — 2.4%
Salesforce.com, Inc.*(a)	218,584	11,346,695

Telecommunications — 1.5%
Crown Castle International Corp.*	6,846	499,963
SBA Communications Corp. (Class A Stock)*	85,039	6,842,238

		7,342,201

TOTAL LONG-TERM INVESTMENTS (cost $404,385,444)		464,300,458

SHORT-TERM INVESTMENT — 9.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $43,133,751; includes $36,540,004 of cash collateral for securities on loan)(b)(w)	43,133,751	43,133,751

TOTAL INVESTMENTS — 106.1%
(cost $447,519,195)		507,434,209
Liabilities in excess of other assets — (6.1)%		(29,301,088)

NET ASSETS — 100.0%		$478,133,121

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,779,547; cash collateral of $36,540,004 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$464,300,458	$—	$—
Affiliated Money Market Mutual Fund	43,133,751	—	—

Total	$507,434,209	$—	$—

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 2.8%
Boeing Co. (The)	292,767	$34,400,123

Agriculture — 0.9%
Philip Morris International, Inc.	123,340	10,680,011

Banks — 13.3%
Bank of America Corp.	2,857,734	39,436,729
Capital One Financial Corp.	268,295	18,442,598
Citigroup, Inc.	867,352	42,075,246
Comerica, Inc.	317,417	12,477,662
JPMorgan Chase & Co.	689,493	35,639,893
Morgan Stanley	235,785	6,354,406
SunTrust Banks, Inc.	358,232	11,613,881

		166,040,415

Beverages — 2.1%
Anheuser-Busch InBev NV (Belgium), ADR .	178,089	17,666,429
Monster Beverage Corp.*(a)	166,657	8,707,828

		26,374,257

Biotechnology — 2.1%
ARIAD Pharmaceuticals, Inc.*(a)	635,550	11,694,120
Vertex Pharmaceuticals, Inc.*	196,956	14,933,204

		26,627,324

Chemicals — 1.6%
Eastman Chemical Co.	260,345	20,280,875

Computers — 2.6%
EMC Corp.	1,251,983	32,000,685

Computers & Peripherals — 1.9%
Apple, Inc.	50,194	23,929,989

Construction & Engineering — 1.5%
Toll Brothers, Inc.*(a)	592,945	19,229,206

Diversified Financial Services — 1.8%
SLM Corp.	894,851	22,281,790

Electric — 2.9%
Exelon Corp.	334,118	9,903,258
NextEra Energy, Inc.	156,207	12,521,553
PG&E Corp.	338,830	13,864,924

		36,289,735

Environmental Control — 1.0%
Waste Management, Inc.	314,905	12,986,682

Food — 1.5%
ConAgra Foods, Inc.	397,986	12,074,895
Mondelez International, Inc. (Class A Stock) .	198,720	6,243,782

		18,318,677

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	188,534	13,943,975

Gas — 0.8%
Sempra Energy	112,891	9,663,470

Healthcare Products — 2.5%
C.R. Bard, Inc.	107,353	12,367,066
Covidien PLC	305,538	18,619,486

		30,986,552

Healthcare Providers & Services — 1.9%
UnitedHealth Group, Inc.	331,081	23,708,710

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 8.7%
American International Group, Inc.	695,833	$33,838,359
Everest Re Group Ltd.	83,493	12,140,717
Hartford Financial Services Group, Inc.
(The)	520,513	16,198,365
Lincoln National Corp.	694,199	29,149,416
Travelers Cos., Inc. (The)	210,063	17,807,041

		109,133,898

Lodging — 2.0%
MGM Resorts International*	543,661	11,112,431
Starwood Hotels & Resorts Worldwide, Inc.	211,045	14,023,940

		25,136,371

Machinery — 0.7%
Caterpillar, Inc.	112,382	9,369,287

Media — 3.5%
CBS Corp. (Class B Stock)	241,506	13,321,471
Liberty Global PLC (Class A Stock)*	244,806	19,425,356
Viacom, Inc. (Class B Stock)	135,040	11,286,643

		44,033,470

Miscellaneous Manufacturing — 6.0%
General Electric Co.	2,492,357	59,542,409
Textron, Inc.	559,364	15,444,040

		74,986,449

Oil & Gas — 13.8%
Apache Corp.	180,846	15,397,228
BP PLC (United Kingdom), ADR	498,989	20,972,508
ConocoPhillips	91,823	6,382,617
Devon Energy Corp.	575,172	33,221,935
Exxon Mobil Corp.	628,760	54,098,510
Halliburton Co.	501,146	24,130,180
Southwestern Energy Co.*	496,756	18,071,983

		172,274,961

Pharmaceuticals — 7.8%
Eli Lilly & Co.	284,014	14,294,425
Mallinckrodt PLC*	1	28
Merck & Co., Inc.	701,827	33,413,983
Mylan, Inc.*	345,511	13,188,155
Pfizer, Inc.	1,269,042	36,434,196

		97,330,787

Real Estate Investment Trusts — 2.2%
American Tower Corp.	145,831	10,810,452
AvalonBay Communities, Inc.	127,628	16,220,243

		27,030,695

Retail — 2.3%
L Brands, Inc.	293,123	17,909,815
Lowe’s Cos., Inc.	238,018	11,332,037

		29,241,852

Retail & Merchandising — 0.6%
Fossil Group, Inc.*	66,984	7,786,220

Semiconductors — 4.7%
Altera Corp.	408,466	15,178,597
Applied Materials, Inc.	535,283	9,388,864
Lam Research Corp.*	282,676	14,470,184
NVIDIA Corp.	495,327	7,707,288

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
QUALCOMM, Inc.	174,929	$11,783,217

		58,528,150

Software — 3.3%
Adobe Systems, Inc.*	183,878	9,550,623
Microsoft Corp.	587,407	19,566,527
Oracle Corp.	376,825	12,499,285

		41,616,435

Telecommunications — 1.0%
Juniper Networks, Inc.*	659,573	13,099,120

TOTAL LONG-TERM INVESTMENTS (cost $1,078,299,062)		1,237,310,171

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $27,644,345; includes $19,866,240 of cash collateral for securities on loan)(b)(w)	27,644,345	27,644,345

Value
TOTAL INVESTMENTS — 101.1% (cost $1,105,943,407)	$1,264,954,516
Liabilities in excess of other assets — (1.1)%	(14,293,698)

NET ASSETS — 100.0%	$1,250,660,818

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,275,076; cash collateral of $ 19,866,240 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,237,310,171	$—	$—
Affiliated Money Market Mutual Fund	27,644,345	—	—

Total	$1,264,954,516	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Apparel — 4.5%
Deckers Outdoor Corp.*(a)	138,727	$9,144,884
PVH Corp.	101,832	12,086,440
Ralph Lauren Corp.	32,569	5,365,091

		26,596,415

Beverages — 1.8%
Beam, Inc.	100,445	6,493,769
Green Mountain Coffee Roasters, Inc.*	44,939	3,385,255
Monster Beverage Corp.*(a)	15,945	833,126

		10,712,150

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	29,934	3,477,133
ARIAD Pharmaceuticals, Inc.*	100,892	1,856,413
BioMarin Pharmaceutical, Inc.*	73,869	5,334,819
Vertex Pharmaceuticals, Inc.*	93,853	7,115,934

		17,784,299

Chemicals — 4.4%
Airgas, Inc.	93,604	9,926,704
Ecolab, Inc.	43,404	4,286,579
International Flavors & Fragrances, Inc.	97,575	8,030,423
Sherwin-Williams Co. (The)	19,799	3,606,982

		25,850,688

Commercial Banks — 1.9%
First Republic Bank	240,373	11,208,593

Commercial Services — 2.9%
Genpact Ltd.*	226,974	4,285,269
HMS Holdings Corp.*(a)	194,091	4,174,897
Quanta Services, Inc.*	177,387	4,879,916
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	182,427	3,681,377

		17,021,459

Computers — 1.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	50,734	4,166,276
MICROS Systems, Inc.*(a)	145,895	7,285,996

		11,452,272

Consumer Products & Services — 2.2%
Church & Dwight Co., Inc.	117,439	7,052,212
FleetCor Technologies, Inc.*	55,972	6,165,875

		13,218,087

Distribution/Wholesale — 1.2%
W.W. Grainger, Inc.	28,225	7,386,765

Diversified Financial Services — 5.9%
IntercontinentalExchange, Inc.*(a)	74,030	13,430,523
Lazard Ltd. (Class A Stock)	203,880	7,343,758
SLM Corp.	295,113	7,348,314
T. Rowe Price Group, Inc.	93,977	6,759,766

		34,882,361

Electrical Equipment — 1.7%
Sensata Technologies Holding NV*	266,371	10,194,018

Electronic Components — 3.6%
Amphenol Corp. (Class A Stock)	107,125	8,289,333
Hubbell, Inc. (Class B Stock)	85,054	8,908,556

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components (cont’d.)
PerkinElmer, Inc.	115,274	$4,351,593

		21,549,482

Electronics — 2.8%
Agilent Technologies, Inc.	234,658	12,026,223
Mettler-Toledo International, Inc.*(a)	18,136	4,354,272

		16,380,495

Financial–Bank & Trust — 0.9%
Northern Trust Corp.	96,640	5,256,250

Foods — 3.6%
Hain Celestial Group, Inc. (The)*	100,975	7,787,192
TreeHouse Foods, Inc.*	92,388	6,174,290
Whole Foods Market, Inc.	130,209	7,617,227

		21,578,709

Hand/Machine Tools — 1.5%
Kennametal, Inc.	200,356	9,136,234

Healthcare Products — 2.3%
CareFusion Corp.*	186,273	6,873,474
Cepheid, Inc.*(a)	172,251	6,724,679

		13,598,153

Healthcare Services — 1.0%
Healthcare Services Group, Inc.	107,558	2,770,694
MEDNAX, Inc.*	29,681	2,979,972

		5,750,666

Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc.*	25,903	11,104,616
Panera Bread Co. (Class A Stock)*	22,858	3,623,679

		14,728,295

Industrial Products — 1.1%
Roper Industries, Inc.	48,730	6,474,755

Internet Services — 4.1%
Equinix, Inc.*(a)	78,190	14,359,593
Pandora Media, Inc.*(a)	252,569	6,347,059
Rackspace Hosting, Inc.*(a)	73,218	3,862,982

		24,569,634

Internet Software & Services — 0.5%
LinkedIn Corp. (Class A Stock)*	12,078	2,971,913

Lodging — 0.7%
Marriott International, Inc. (Class A Stock)	105,070	4,419,244

Machinery — 1.8%
Graco, Inc.	143,150	10,601,689

Media — 2.3%
Discovery Communications, Inc. (Class A Stock)*	73,339	6,191,278
Scripps Networks Interactive, Inc. (Class A Stock)	98,109	7,663,294

		13,854,572

Medical Products — 3.2%
C.R. Bard, Inc.	100,772	11,608,934
Henry Schein, Inc.*	73,708	7,643,520

		19,252,454

Oil & Gas — 4.3%
Core Laboratories NV	30,340	5,133,831

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Dril-Quip, Inc.*	53,650	$6,156,337
Pioneer Natural Resources Co.	47,859	9,035,779
Whiting Petroleum Corp.*	85,745	5,131,838

		25,457,785

Oil Well Services & Equipment — 2.0%
Cameron International Corp.*	201,635	11,769,435

Pharmaceuticals — 4.0%
Medivation, Inc.*	73,099	4,381,554
Pharmacyclics, Inc.*	26,235	3,631,449
Regeneron Pharmaceuticals, Inc.*	16,773	5,247,768
Shire PLC (Ireland), ADR	58,063	6,961,173
Zoetis, Inc.	109,391	3,404,248

		23,626,192

Real Estate — 2.4%
CBRE Group, Inc. (Class A Stock)*	608,860	14,082,932

Retail — 8.1%
Dick’s Sporting Goods, Inc.	96,594	5,156,188
Dollar General Corp.*	218,949	12,361,861
Fifth & Pacific Cos., Inc.*	260,880	6,555,914
PetSmart, Inc.	144,380	11,010,419
Tiffany & Co.	61,868	4,740,326
Tim Hortons, Inc. (Canada)	80,226	4,653,108
Ulta Salon Cosmetics & Fragrance, Inc.*	27,552	3,291,362

		47,769,178

Retail Apparel — 2.3%
L Brands, Inc.(a)	224,956	13,744,812

Semiconductors — 4.3%
Altera Corp.(a)	226,403	8,413,135
Linear Technology Corp.	126,160	5,003,506
Xilinx, Inc.(a)	261,598	12,258,482

		25,675,123

Software — 3.7%
MSCI, Inc.*	345,441	13,907,455
Salesforce.com, Inc.*(a)	149,705	7,771,187

		21,678,642

Telecommunications — 4.9%
Juniper Networks, Inc.*	105,351	2,092,271
SBA Communications Corp. (Class A Stock)*(a)	240,242	19,329,871
tw telecom, Inc.*	261,700	7,815,671

		29,237,813

TOTAL LONG-TERM INVESTMENTS (cost $468,618,098)		589,471,564

	Shares	Value
SHORT-TERM INVESTMENT — 18.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $109,148,332; includes $106,508,655 of cash collateral received for securities on loan)(b)(w)	109,148,332	$109,148,332

TOTAL INVESTMENTS — 117.7% (cost $577,766,430)		698,619,896
Liabilities in excess of other assets — (17.7)%		(104,990,984)

NET ASSETS — 100.0%		$593,628,912

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,237,212; cash collateral of $106,508,655 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$589,471,564	$—	$—
Affiliated Money Market Mutual Fund	109,148,332	—	—

Total	$698,619,896	$—	$—

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 77.9%
COMMON STOCKS — 27.8%
Advertising — 0.1%
Aimia, Inc. (Canada)	34,000	$592,495
Asatsu-DK, Inc. (Japan)	2,100	57,094
Dentsu, Inc. (Japan)	5,400	205,996
Hakuhodo DY Holdings, Inc. (Japan)	11,000	81,968
IPSOS (France)	1,615	60,684
JCDecaux SA (France)	27,689	1,019,449
Moshi Moshi Hotline, Inc. (Japan)	2,700	31,592
Omnicom Group, Inc.	3,202	203,135
Publicis Groupe SA (France)	4,573	363,774
Teleperformance (France)(a)	3,469	167,730

		2,783,917

Aerospace & Defense — 0.4%
Alliant Techsystems, Inc.(a)	1,295	126,340
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	14,065	61,196
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	140,000	71,560
BAE Systems PLC (United Kingdom)	83,799	615,911
BBA Aviation PLC (United Kingdom)	12,335	60,849
Boeing Co. (The)	6,177	725,797
CAE, Inc. (Canada)	8,800	96,368
Chemring Group PLC (United Kingdom)	13,256	65,196
Cobham PLC (United Kingdom)	15,348	71,363
Cubic Corp.	1,189	63,826
Curtiss-Wright Corp.	2,194	103,030
Ducommun, Inc.*	819	23,489
Elbit Systems Ltd. (Israel)	1,999	107,893
Embraer SA (Brazil), ADR	8,725	283,301
European Aeronautic Defence and Space Co. NV (France)	9,885	629,894
Exelis, Inc.	9,396	147,611
Finmeccanica SpA (Italy)*(a)	50,496	302,303
General Dynamics Corp.	6,697	586,121
L-3 Communications Holdings, Inc.	3,590	339,255
Lockheed Martin Corp.	299	38,137
MTU Aero Engines AG (Germany)	12,298	1,148,226
Northrop Grumman Corp.	5,261	501,163
Raytheon Co.	7,854	605,308
Rockwell Collins, Inc.	2,075	140,810
Rolls-Royce Holdings PLC (United Kingdom)*	27,181	489,039
Saab AB (Sweden) (Class B Stock)	4,100	81,874
Safran SA (France)	6,095	375,395
Samsung Techwin Co. Ltd. (South Korea)	1,222	69,290
Teledyne Technologies, Inc.*	703	59,706
Thales SA (France)	5,016	275,745
TransDigm Group, Inc.	628	87,104
Triumph Group, Inc.	1,137	79,840
United Technologies Corp.	12,953	1,396,592
Zodiac Aerospace (France)	1,460	232,413

		10,061,945

Agriculture
Andersons, Inc. (The)	799	55,850

Airlines — 0.1%
Alaska Air Group, Inc.	1,737	108,771
ANA Holdings, Inc. (Japan)(a)	34,000	74,215
Cathay Pacific Airways Ltd. (Hong Kong)	57,000	111,811

	Shares	Value
COMMON STOCKS (Continued)
Airlines (cont’d.)
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)*	142,000	$46,510
China Southern Airlines Co. Ltd. (China) (Class H Stock)	190,000	70,841
Deutsche Lufthansa AG (Germany)*	18,638	363,591
easyJet PLC (United Kingdom)	5,243	108,340
Japan Airlines Co. Ltd. (Japan)	2,100	127,247
Latam Airlines Group SA (Chile)	13,070	197,610
Norwegian Air Shuttle A/S (Norway)*	1,242	44,862
Republic Airways Holdings, Inc.*	2,995	35,641
SAS AB (Sweden)*	7,793	27,326
Singapore Airlines Ltd. (Singapore)	19,000	158,213
SkyWest, Inc.	3,224	46,812
Southwest Airlines Co.	25,721	374,498
Spirit Airlines, Inc.*	1,557	53,358
Thai Airways International PCL (Thailand)	121,100	77,043
Turk Hava Yollari (Turkey)	79,995	305,039
Westjet Airlines Ltd. (Canada) (Class VV Stock)	25,200	605,505

		2,937,233

Auto Manufacturers — 0.5%
Bayerische Motoren Werke AG (Germany)	14,775	1,588,965
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	43,600	66,558
Dah Chong Hong Holdings Ltd. (China)	127,000	103,403
Daihatsu Motor Co. Ltd. (Japan)	9,000	174,902
Ford Otomotiv Sanayi A/S (Turkey)	1,631	22,498
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	470,000	509,972
Honda Motor Co. Ltd. (Japan)	65,300	2,495,949
Hyundai Motor Co. (South Korea)	4,549	1,061,341
Kia Motors Corp. (South Korea)	9,240	560,928
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	5,500	70,973
Mitsubishi Motors Corp. (Japan)*(a)	40,100	445,524
Nissan Motor Co. Ltd. (Japan)	107,900	1,089,006
Scania AB (Sweden) (Class B Stock)	5,621	120,505
Shinmaywa Industries Ltd. (Japan)	66,000	514,585
Sinotruk Hong Kong Ltd. (China)	86,000	43,963
Suzuki Motor Corp. (Japan)	18,600	448,295
Toyota Motor Corp. (Japan)	82,400	5,284,934
UMW Holdings Bhd (Malaysia)	30,900	112,039
Volkswagen AG (Germany)	2,543	576,895

		15,291,235

Auto Parts & Equipment — 0.2%
ARB Corp. Ltd. (Australia)	3,887	45,951
Bridgestone Corp. (Japan)	21,600	791,607
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	33,350	87,259
Delphi Automotive PLC (United Kingdom)	5,803	339,011
Denso Corp. (Japan)	12,800	600,600
Exedy Corp. (Japan)	2,400	59,135
FCC Co. Ltd. (Japan)	2,200	50,876
Gajah Tunggal Tbk PT (Indonesia)	196,000	39,365
GKN PLC (United Kingdom)	59,154	327,273
Hankook Tire Co. Ltd. (South Korea)	1,385	79,139
Hyundai Mobis (South Korea)	2,267	603,071
Hyundai Wia Corp. (South Korea)	605	95,305
Iochpe-Maxion SA (Brazil)	6,400	78,401
Linamar Corp. (Canada)	11,600	388,637

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Parts & Equipment (cont’d.)
Mando Corp. (South Korea)	598	$70,978
Minth Group Ltd. (China)	72,000	143,518
NGK Spark Plug Co. Ltd. (Japan)	5,000	110,970
Nifco, Inc. (Japan)	2,900	77,690
Nokian Renkaat OYJ (Finland)	23,367	1,188,033
Piolax, Inc. (Japan)	1,700	53,342
Pirelli & C. SpA (Italy)	13,936	181,465
Somboon Advance Technology PCL (Thailand)	82,700	47,325
Sumitomo Rubber Industries Ltd. (Japan)	7,200	111,444
Sungwoo Hitech Co. Ltd. (South Korea)	3,606	53,472
Toyo Tire & Rubber Co. Ltd. (Japan)	10,000	60,553
Toyota Industries Corp. (Japan)	7,000	303,101
Unipres Corp. (Japan)	2,600	55,238
Yokohama Rubber Co. Ltd. (The) (Japan)	10,000	99,042

		6,141,801

Beverages — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	10,928	126,494
Anheuser-Busch InBev NV (Belgium)	21,041	2,087,220
Arca Continental SAB de CV (Mexico)	32,400	201,734
Asahi Group Holdings Ltd. (Japan)	13,400	352,764
Beam, Inc.	3,154	203,906
Britvic PLC (United Kingdom)	7,558	70,049
Brown-Forman Corp. (Class B Stock)	1,575	107,305
Carlsberg A/S (Denmark) (Class B Stock)	5,375	553,963
Cia Cervecerias Unidas SA (Chile)	9,836	130,689
Coca-Cola Amatil Ltd. (Australia)	10,414	119,263
Coca-Cola Co. (The)	54,742	2,073,627
Coca-Cola East Japan Co. Ltd. (Japan)	5,300	85,176
Coca-Cola Enterprises, Inc.	4,524	181,910
Coca-Cola Femsa SAB de CV (Mexico), ADR	1,700	214,166
Coca-Cola HBC AG (Switzerland)*	11,510	344,793
Coca-Cola Icecek A/S (Turkey)	3,196	81,484
Coca-Cola West Co. Ltd. (Japan)	4,700	93,931
Companhia de Bebidas das Americas (Brazil), ADR	17,300	663,455
Constellation Brands, Inc. (Class A Stock)*	2,419	138,851
Cott Corp. (Canada)	4,700	36,092
Davide Campari-Milano SpA (Italy)	17,524	152,145
DE Master Blenders 1753 NV (Netherlands)	5,361	90,186
Diageo PLC (United Kingdom)	26,054	828,194
Dr. Pepper Snapple Group, Inc.	4,263	191,068
Dydo Drinco, Inc. (Japan)	1,100	45,132
Fomento Economico Mexicano SAB de CV (Mexico), ADR	10,260	996,143
Heineken Holding NV (Netherlands)	1,670	105,586
Heineken NV (Netherlands)	3,814	270,210
Hey Song Corp. (Taiwan)	76,000	79,931
Hite Jinro Co. Ltd. (South Korea)	2,810	71,496
Ito En Ltd. (Japan)	2,200	50,042
Kagome Co. Ltd. (Japan)	3,100	52,705
KEY Coffee, Inc. (Japan)	8,700	138,391
Kingway Brewery Holdings Ltd. (Bermuda)	1,154,000	518,481
Kirin Holdings Co. Ltd. (Japan)	25,000	365,004
Molson Coors Brewing Co. (Class B Stock)	5,975	299,527
Monster Beverage Corp.*(a)	1,951	101,940
PepsiCo, Inc.	23,200	1,844,400
Pernod-Ricard SA (France)	5,354	664,837

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Remy Cointreau SA (France)	727	$77,454
SABMiller PLC (United Kingdom)	12,153	618,134
Sapporo Holdings Ltd. (Japan)	107,000	465,575
Suntory Beverage & Food Ltd. (Japan)	500	16,863
Takara Holdings, Inc. (Japan)	7,000	64,051
Thai Beverage PCL (Thailand)	284,000	124,697
Tibet 5100 Water Resources Holdings Ltd. (Hong Kong)	134,000	51,184
Treasury Wine Estates Ltd. (Australia)	17,779	73,411
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	18,000	137,062

		16,360,721

Biotechnology — 0.2%
Abcam PLC (United Kingdom)	107,924	884,079
Alexion Pharmaceuticals, Inc.*	1,464	170,058
Amgen, Inc.	13,245	1,482,645
Apex Biotechnology Corp. (Taiwan)	16,000	41,212
Biogen Idec, Inc.*	2,553	614,660
Celgene Corp.*	4,430	681,910
Charles River Laboratories International, Inc.*	1,213	56,113
CSL Ltd. (Australia)	4,388	261,910
Cubist Pharmaceuticals, Inc.*	791	50,268
Eiken Chemical Co. Ltd. (Japan)	18,600	347,533
Emergent Biosolutions, Inc.*	1,519	28,937
Gilead Sciences, Inc.*(a)	15,117	949,952
Illumina, Inc.*(a)	1,141	92,227
Life Technologies Corp.*	2,638	197,402
Medicines Co. (The)*	1,158	38,816
Myriad Genetics, Inc.*(a)	1,690	39,715
Novozymes A/S (Denmark) (Class B Stock)	4,032	154,314
Regeneron Pharmaceuticals, Inc.*	676	211,500
United Therapeutics Corp.*(a)	1,116	87,997
Vertex Pharmaceuticals, Inc.*	256	19,410
Vilmorin & Cie (France)	597	72,555

		6,483,213

Building Materials — 0.2%
Boral Ltd. (Australia)	88,854	398,769
Cementos Pacasmayo SAA (Peru)	8,397	20,201
Central Glass Co. Ltd. (Japan)	21,000	69,687
CRH PLC (Ireland)*	30,343	729,086
CSR Ltd. (Australia)	28,020	64,157
Duratex SA (Brazil)	13,100	77,726
Dynasty Ceramic PCL (Thailand)	28,300	50,543
Eternit SA (Brazil)	13,000	55,841
Fletcher Building Ltd. (New Zealand)	57,399	452,729
Fujitec Co. Ltd. (Japan)	4,000	50,383
Geberit AG (Switzerland)*	4,792	1,294,842
Grupo Argos SA (Colombia)	14,317	169,284
Imerys SA (France)	1,616	112,831
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	84,500	131,394
Italcementi SpA (Italy)	19,180	146,502
LIXIL Group Corp. (Japan)	9,500	195,842
Maeda Kosen Co. Ltd. (Japan)	35,200	461,631
Magnesita Refratarios SA (Brazil)	20,000	57,303
Nichiha Corp. (Japan)	2,900	39,658
Noritz Corp. (Japan)	3,500	75,474
Rinnai Corp. (Japan)	900	66,883

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Materials (cont’d.)
Sankyo Tateyama, Inc. (Japan)	1,700	$37,686
Sanwa Holdings Corp. (Japan)	10,000	61,097
Semen Indonesia Persero Tbk PT (Indonesia)	149,000	167,501
Sumitomo Osaka Cement Co. Ltd. (Japan)	17,000	68,518
Taiheiyo Cement Corp. (Japan)	112,000	489,761
Titan Cement Co. SA (Greece)*	8,035	200,011
TOTO Ltd. (Japan)	9,000	126,250
TPI Polene PCL (Thailand)	212,800	76,875
Wienerberger AG (Austria)	21,017	368,948
Xxentria Technology Materials Corp. (Taiwan)	52,000	90,051

		6,407,464

Chemicals — 0.7%
ADEKA Corp. (Japan)	8,100	96,135
Aica Kogyo Co. Ltd. (Japan)	4,100	81,818
Air Liquide SA (France)	5,211	726,088
Air Products & Chemicals, Inc.	3,122	332,712
Air Water, Inc. (Japan)	6,000	88,675
Airgas, Inc.	838	88,870
Aksa Akrilik Kimya Sanayii (Turkey)	20,082	85,074
Akzo Nobel NV (Netherlands)	7,133	468,643
American Vanguard Corp.	980	26,382
Asahi Kasei Corp. (Japan)	38,000	286,995
AZ Electronic Materials SA (United Kingdom)	127,114	606,908
BASF SE (Germany)	21,187	2,031,842
Batu Kawan Bhd (Malaysia)	30,700	174,245
Brenntag AG (Germany)	3,573	594,817
China BlueChemical Ltd. (China) (Class H Stock)	192,000	113,313
China Sanjiang Fine Chemicals Co. Ltd. (China)	133,000	55,990
China Synthetic Rubber Corp. (Taiwan)	73,000	69,483
Chugoku Marine Paints Ltd. (Japan)	8,000	49,812
Croda International PLC (United Kingdom)	25,494	1,094,667
DuluxGroup Ltd. (Australia)	18,009	88,668
E.I. du Pont de Nemours & Co.	12,871	753,726
Ecolab, Inc.	2,643	261,023
Eternal Chemical Co. Ltd. (Taiwan)	91,000	76,890
Formosa Chemicals & Fibre Corp. (Taiwan)	50,890	135,324
Formosa Plastics Corp. (Taiwan)	56,600	146,162
Fufeng Group Ltd. (China)	103,000	38,415
Fujimi, Inc. (Japan)	4,000	53,993
Givaudan SA (Switzerland)*	87	127,157
Grupa Azoty SA (Poland)	1,330	31,500
Gubre Fabrikalari TAS (Turkey)*	6,413	46,600
Huabao International Holdings Ltd. (Hong Kong)	228,000	95,845
International Flavors & Fragrances, Inc.	1,403	115,467
K+S AG (Germany)(a)	7,609	196,702
Kaneka Corp. (Japan)	15,000	98,129
Kansai Paint Co. Ltd. (Japan)	8,000	106,314
Kolon Industries, Inc. (South Korea)	289	15,295
Koninklijke DSM NV (Netherlands)	4,940	372,657
Kuraray Co. Ltd. (Japan)	12,500	150,243
Kureha Corp. (Japan)	17,000	61,447
Lenzing AG (Austria)	1,080	80,215
LG Hausys Ltd. (South Korea)	602	72,961
Linde AG (Germany)	4,603	912,169

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Lintec Corp. (Japan)	3,200	$68,266
Lonza Group AG (Switzerland)*	1,326	108,601
MBAC Fertilizer Corp. (Canada)*	112,700	249,460
Methanex Corp. (Canada)	6,500	333,693
Mexichem SAB de CV (Mexico)	30,100	131,235
Monsanto Co.	5,682	593,030
Nan Ya Plastics Corp. (Taiwan)	80,800	170,009
Nihon Nohyaku Co. Ltd. (Japan)	3,000	33,236
Nippon Kayaku Co. Ltd. (Japan)	6,000	86,596
Nippon Paint Co. Ltd. (Japan)	7,000	112,067
Nippon Shokubai Co. Ltd. (Japan)	6,000	69,728
NOF Corp. (Japan)	11,000	70,870
Nufarm Ltd. (Australia)	7,375	32,690
OCI NV (Netherlands)	897	30,338
Petkim Petrokimya Holding A/S (Turkey)*	34,100	45,886
Petronas Chemicals Group Bhd (Malaysia)	65,500	137,666
Phosagro OAO (Russia), GDR	16,170	161,309
Potash Corp. of Saskatchewan, Inc. (Canada)	14,500	453,420
PPG Industries, Inc.	1,719	287,176
Praxair, Inc.	2,932	352,456
Rotam Global Agrosciences Ltd. (Hong Kong)	50,000	91,354
RPM International, Inc.	2,344	84,853
Sensient Technologies Corp.	1,380	66,088
SGL Carbon SE (Germany)	1,755	66,776
Sherwin-Williams Co. (The)	802	146,108
Shin-Etsu Chemical Co. Ltd. (Japan)	8,300	509,256
Showa Denko KK (Japan)	64,000	86,993
Siamgas & Petrochemicals PCL (Thailand)	167,800	49,353
Sigma-Aldrich Corp.	1,420	121,126
Sinofert Holdings Ltd. (China)	310,000	51,634
Sinon Corp. (Taiwan)	237,000	121,425
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)*	178,000	66,416
Soulbrain Co. Ltd. (South Korea)	1,333	63,830
Stella Chemifa Corp. (Japan)	2,100	33,365
Sumitomo Bakelite Co. Ltd. (Japan)	12,000	43,488
Symrise AG (Germany)	3,037	134,527
Syngenta AG (Switzerland)	988	403,803
Taiyo Nippon Sanso Corp. (Japan)	12,000	80,661
Tikkurila OYJ (Finland)	6,161	164,384
Toagosei Co. Ltd. (Japan)	18,000	80,291
Tokyo Ohka Kogyo Co. Ltd. (Japan)	3,000	66,840
TSRC Corp. (Taiwan)	34,000	60,688
Ultrapar Participacoes SA (Brazil)	8,700	213,584
Uralkali OJSC (Russia), GDR, RegS	17,244	452,177
Valspar Corp. (The)	1,427	90,515
Victrex PLC (United Kingdom)	27,789	718,465
Yara International ASA (Norway)	7,796	321,909
Yingde Gases Group Co. Ltd. (China)	85,500	83,742
Zeon Corp. (Japan)	39,000	500,169

		19,610,923

Commercial Banks — 2.6%
77 Bank Ltd. (The) (Japan)	123,000	607,053
Aichi Bank Ltd. (The) (Japan)	400	19,157
Akbank TAS (Turkey)	180,315	664,519
Alliance Financial Group Bhd (Malaysia)	47,000	72,228
AMMB Holdings Bhd (Malaysia)	72,100	164,047
Aozora Bank Ltd. (Japan)	56,000	166,307

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Associated Banc-Corp	7,178	$111,187
Attijariwafa Bank (Morocco)	4,980	190,567
Australia & New Zealand Banking Group Ltd. (Australia)	52,268	1,502,823
Awa Bank Ltd. (The) (Japan)	13,000	70,424
Banca Carige SpA (Italy)*(a)	76,106	48,841
Banca Generali SpA (Italy)	2,588	58,535
Banca Piccolo Credito Valtellinese Scarl (Italy)*	68,954	84,493
Banca Popolare dell’Emilia Romagna Scrl (Italy)*	37,598	270,458
Banca Popolare di Milano Scarl (Italy)*(a)	455,681	257,896
Banca Popolare di Sondrio Scarl (Italy)	26,443	147,741
Banco Bradesco SA (Brazil)	29,200	457,440
Banco Bradesco SA (Brazil), ADR(a)	127,200	1,765,536
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	791,134	102,757
Banco de Chile (Chile)	1,025,094	154,084
Banco de Credito e Inversiones (Chile)	2,786	164,351
Banco de Sabadell SA (Spain)	176,665	444,834
Banco Popular Espanol SA (Spain)*	74,399	399,393
Banco Santander Brasil SA (Brazil), ADS	56,500	392,675
Banco Santander Chile (Chile), ADR	9,236	242,814
Banco Santander SA (Spain)	494,727	4,033,576
BancorpSouth, Inc.(a)	2,475	49,351
Bank Bukopin Tbk PT (Indonesia)	575,500	31,812
Bank Central Asia Tbk PT (Indonesia)	627,500	542,207
Bank Danamon Indonesia Tbk PT (Indonesia)	271,500	93,118
Bank Hapoalim BM (Israel)	61,449	310,943
Bank Negara Indonesia Persero Tbk PT (Indonesia)	697,500	245,228
Bank of China Ltd. (China) (Class H Stock)	7,816,000	3,571,669
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,036,000	762,079
Bank of East Asia Ltd. (Hong Kong)	37,600	159,277
Bank of Hawaii Corp.	1,192	64,904
Bank of Iwate Ltd. (The) (Japan)	1,900	91,626
Bank of Kyoto Ltd. (The) (Japan)	13,000	114,528
Bank of Montreal (Canada)	15,000	1,001,165
Bank of Nagoya Ltd. (The) (Japan)	13,000	49,969
Bank of New York Mellon Corp. (The)	29,454	889,216
Bank of Nova Scotia (Canada)	25,000	1,431,969
Bank of Okinawa Ltd. (The) (Japan)	1,200	47,949
Bank of Queensland Ltd. (Australia)	61,085	616,290
Bank of the Ozarks, Inc.(a)	1,068	51,253
Bank of the Ryukyus Ltd. (Japan)	7,400	92,974
Bank of Yokohama Ltd. (The) (Japan)	56,000	321,166
Bank Pekao SA (Poland)	7,047	402,837
Bank Zachodni WBK SA (Poland)(g)	1,072	119,403
Bankinter SA (Spain)	23,129	124,571
BankUnited, Inc.	3,169	98,841
Banque Cantonale Vaudoise (Switzerland)	301	165,688
Banque Centrale Populaire (Morocco)	3,343	76,392
Banque Nationale de Belgique (Belgium)	29	105,575
Banregio Grupo Financiero SAB de CV (Mexico)	20,700	117,800
Barclays Africa Group Ltd. (South Africa)	9,795	143,697
BB&T Corp.	16,219	547,391
BDO Unibank, Inc. (Philippines)	53,090	91,549
Bendigo and Adelaide Bank Ltd. (Australia)	15,910	148,861

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Berner Kantonalbank AG (Switzerland)	939	$246,600
BOC Hong Kong Holdings Ltd. (China)	64,500	207,238
CaixaBank (Spain)	75,275	330,751
Canadian Imperial Bank of Commerce (Canada)	7,400	589,529
Canadian Western Bank (Canada)	13,800	414,248
Cardinal Financial Corp.	1,642	27,142
Chiba Bank Ltd. (The) (Japan)	34,000	248,997
Chiba Kogyo Bank Ltd. (The) (Japan)*	6,900	55,369
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,068,000	554,662
China Construction Bank Corp. (China) (Class H Stock)	5,860,000	4,516,142
China Minsheng Banking Corp Ltd. (China) (Class H Stock)	625,000	749,254
Chugoku Bank Ltd. (The) (Japan)	12,000	169,036
CIMB Group Holdings Bhd (Malaysia)	89,900	207,157
City National Corp.	905	60,327
Commerce Bancshares, Inc.	2,532	110,927
Commonwealth Bank of Australia (Australia)	25,028	1,663,359
Community Bank System, Inc.	1,993	68,001
Compartamos SAB de CV (Mexico)	51,200	95,363
Corpbanca SA (Chile)	13,774,529	147,474
Corporacion Financiera Colombiana SA (Colombia)	5,073	106,181
Cullen/Frost Bankers, Inc.	1,595	112,527
Daishi Bank Ltd. (The) (Japan)	28,000	101,181
DBS Group Holdings Ltd. (Singapore)	41,770	546,796
Espirito Santo Financial Group SA (Portugal)*	4,684	32,926
First Republic Bank	2,758	128,606
FirstMerit Corp.	3,209	69,667
FirstRand Ltd. (South Africa)	23,559	78,579
FNB Corp.	5,043	61,172
Fukuoka Financial Group, Inc. (Japan)	50,000	226,400
Fulton Financial Corp.	5,360	62,605
Glacier Bancorp, Inc.	2,858	70,621
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	140,800	321,626
Grupo Financiero Santander Mexico SAB de CV (Mexico)	74,500	206,491
Gunma Bank Ltd. (The) (Japan)	122,000	715,979
Hachijuni Bank Ltd. (The) (Japan)	35,000	217,874
Hancock Holding Co.	3,086	96,839
Hang Seng Bank Ltd. (Hong Kong)	13,500	220,161
Higo Bank Ltd. (The) (Japan)	102,000	598,817
Hiroshima Bank Ltd. (The) (Japan)	40,000	170,703
Hokkoku Bank Ltd. (The) (Japan)	18,000	68,494
Hokuhoku Financial Group, Inc. (Japan)	96,000	201,974
Hong Leong Bank Bhd (Malaysia)	36,800	157,812
Hyakugo Bank Ltd. (The) (Japan)	21,000	86,684
Hyakujushi Bank Ltd. (The) (Japan)	25,000	99,574
Iberiabank Corp.	1,613	83,666
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	7,795,000	5,448,396
Itau Unibanco Holding SA (Brazil)	9,020	122,217
Iyo Bank Ltd. (The) (Japan)	18,000	189,010
Joyo Bank Ltd. (The) (Japan)	30,000	161,384
Juroku Bank Ltd. (The) (Japan)	24,000	94,649
Kagoshima Bank Ltd. (The) (Japan)	19,000	129,853
Keiyo Bank Ltd. (The) (Japan)	18,000	94,899

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Kiatnakin Bank PCL (Thailand)	76,200	$103,533
King’s Town Bank (Taiwan)	31,000	26,372
Kiyo Holdings, Inc. (Japan)	41,000	56,749
Komercni Banka A/S (Czech Republic)	1,990	442,818
Laurentian Bank of Canada (Canada)	4,400	191,113
LH Financial Group PCL (Thailand)	1,885,600	80,182
Luzerner Kantonalbank AG (Switzerland)	424	166,792
M&T Bank Corp.(a)	2,301	257,528
Malayan Banking Bhd (Malaysia)	85,300	257,357
MB Financial, Inc.	2,011	56,791
Mediobanca SpA (Italy)	42,895	299,690
Mizrahi Tefahot Bank Ltd. (Israel)	13,221	145,569
Mizuho Financial Group, Inc. (Japan)	951,800	2,069,169
Musashino Bank Ltd. (The) (Japan)	2,500	91,706
Nanto Bank Ltd. (The) (Japan)	14,000	56,387
National Australia Bank Ltd. (Australia)	45,151	1,446,686
National Bank of Canada (Canada)	4,000	330,353
Nedbank Group Ltd. (South Africa)	7,386	150,469
Nishi-Nippon City Bank Ltd. (The) (Japan)	64,000	174,681
NOMOS-BANK (Russia), GDR*	4,305	59,969
Nordea Bank AB (Sweden)	70,996	856,715
North Pacific Bank Ltd. (Japan)	36,900	155,707
Northern Trust Corp.	3,038	165,237
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	92,391
Oita Bank Ltd. (The) (Japan)	14,000	46,116
Old National Bancorp	4,445	63,119
OTP Bank PLC (Hungary)	21,513	426,122
Oversea-Chinese Banking Corp. Ltd. (Singapore)	54,000	443,760
Pinnacle Financial Partners, Inc.*	979	29,184
PNC Financial Services Group, Inc. (The)	13,418	972,134
Pohjola Bank PLC (Finland) (Class A Stock)	6,308	105,126
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	49,445	587,511
Prosperity Bancshares, Inc.(a)	1,491	92,203
Public Bank Bhd (Malaysia)	43,900	238,852
Resona Holdings, Inc. (Japan)	143,700	737,757
RHB Capital Bhd (Malaysia)	61,000	141,434
Royal Bank of Canada (Canada)	26,100	1,672,346
San-In Godo Bank Ltd. (The) (Japan)	17,000	132,180
Senshu Ikeda Holdings, Inc. (Japan)	20,100	103,727
Seven Bank Ltd. (Japan)	15,600	52,258
Shiga Bank Ltd. (The) (Japan)	17,000	96,659
Shizuoka Bank Ltd. (The) (Japan)	24,000	273,779
Signature Bank*(a)	1,039	95,089
SpareBank 1 SMN (Norway)	11,692	88,824
SpareBank 1 SR Bank ASA (Norway)	8,363	66,339
St Galler Kantonalbank AG (Switzerland)	277	110,267
Standard Bank Group Ltd. (South Africa)	30,946	369,464
Sterling Bancorp (Class N Stock)	2,237	30,714
Sumitomo Mitsui Financial Group, Inc. (Japan)	52,600	2,547,179
Suruga Bank Ltd. (Japan)	5,000	86,194
Svenska Handelsbanken AB (Sweden) (Class A Stock)	11,275	482,397
Sydbank A/S (Denmark)*	3,234	84,430
Ta Chong Bank Ltd. (Taiwan)*	270,000	91,148
Taichung Commercial Bank (Taiwan)	411,000	144,581
Taiwan Business Bank (Taiwan)*	506,520	151,413
Texas Capital Bancshares, Inc.*	966	44,407
Thanachart Capital PCL (Thailand)	105,400	112,880

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
TMB Bank PCL (Thailand)	884,200	$72,930
Tochigi Bank Ltd. (The) (Japan)	9,000	34,659
Toho Bank Ltd. (The) (Japan)	20,000	61,598
Tokyo Tomin Bank Ltd. (The) (Japan)	4,000	46,237
TOMONY Holdings, Inc. (Japan)	13,900	54,771
Toronto-Dominion Bank (The) (Canada)	20,100	1,809,693
Trustmark Corp.(a)	3,100	79,360
Tsukuba Bank Ltd. (The) (Japan)	10,300	37,387
Turkiye Garanti Bankasi A/S (Turkey)	193,799	764,498
U.S. Bancorp	34,332	1,255,865
UMB Financial Corp.	1,197	65,045
Umpqua Holdings Corp.	1,591	25,806
Unione di Banche Italiane ScpA (Italy)	141,126	715,078
United Bankshares, Inc.(a)	2,594	75,174
United Overseas Bank Ltd. (Singapore)	30,000	494,847
Valiant Holding (Switzerland)	1,474	144,978
Valley National Bancorp	4,717	46,934
ViewPoint Financial Group, Inc.	1,826	37,743
Westpac Banking Corp. (Australia)	52,092	1,592,282
Wing Hang Bank Ltd. (Hong Kong)	6,000	90,989
Wintrust Financial Corp.(a)	1,644	67,519
Yachiyo Bank Ltd. (The) (Japan)	1,300	39,082
Yamaguchi Financial Group, Inc. (Japan)	20,000	196,775
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	54,168

		73,137,948

Commercial Services & Supplies — 0.6%
Aaron’s, Inc.	2,289	63,405
Abertis Infraestructuras SA (Spain)(a)	7,383	143,490
ABM Industries, Inc.	2,545	67,748
ADT Corp. (The)*	4,983	202,609
Anhanguera Educacional Participacoes SA (Brazil)	13,300	79,153
Anxin-China Holdings Ltd. (Hong Kong)	160,000	50,182
Apollo Group, Inc. (Class A Stock)*	4,542	94,519
ASTM SpA (Italy)	9,608	118,396
Atlantia SpA (Italy)	17,625	358,896
Automatic Data Processing, Inc.	4,567	330,559
Babcock International Group PLC (United Kingdom)	10,158	196,558
Bangkok Expressway PCL (Thailand)	96,100	105,993
Benesse Holdings, Inc. (Japan)	3,600	130,939
Booz Allen Hamilton Holding Corp.	3,134	60,549
Brambles Ltd. (Australia)	17,693	150,459
Bridgepoint Education, Inc.*	1,593	28,738
Brink’s Co. (The)	1,570	44,431
Bunzl PLC (United Kingdom)	6,690	144,911
Bureau Veritas SA (France)	3,567	112,592
Capita PLC (United Kingdom)	7,946	128,077
Cardtronics, Inc.*	1,103	40,921
CCR SA (Brazil)	18,700	147,403
Chemed Corp.(a)	310	22,165
Cielo SA (Brazil)	5,100	138,091
Citra Marga Nusaphala Persada Tbk PT (Indonesia)*	193,000	53,323
Convergys Corp.	3,879	72,731
CoStar Group, Inc.*	107	17,965
Dai Nippon Printing Co. Ltd. (Japan)	27,000	286,260
Davis & Henderson Corp. (Canada)	3,600	94,120
DeVry, Inc.(a)	1,992	60,876
Duskin Co. Ltd. (Japan)	4,200	84,158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
EcoRodovias Infraestrutura e Logistica SA (Brazil)	14,000	$96,395
Ellaktor SA (Greece)*	35,329	117,017
Equifax, Inc.	2,151	128,737
Estacio Participacoes SA (Brazil)	8,400	65,228
Experian PLC (United Kingdom)	11,086	211,076
FleetCor Technologies, Inc.*	785	86,476
Forrester Research, Inc.	1,005	36,944
FTI Consulting, Inc.*	2,188	82,706
G4S PLC (United Kingdom)	30,632	126,187
Gartner, Inc.*	1,478	88,680
Genpact Ltd.*	3,725	70,328
GFK SE (Germany)	19,755	1,149,418
Global Payments, Inc.	1,238	63,237
Grand Canyon Education, Inc.*	1,557	62,716
Green Dot Corp. (Class A Stock)*	907	23,881
H&R Block, Inc.	4,434	118,210
Hamburger Hafen und Logistik AG (Germany)	4,011	98,661
Healthcare Services Group, Inc.	517	13,318
Heartland Payment Systems, Inc.	725	28,797
HMS Holdings Corp.*	1,221	26,264
Interserve PLC (United Kingdom)	7,098	64,558
Intertek Group PLC (United Kingdom)	2,682	143,629
Intrum Justitia AB (Sweden)	1,727	46,244
Invocare Ltd. (Australia)	4,714	49,363
Iron Mountain, Inc.	3,178	85,870
ITE Group PLC (United Kingdom)	10,977	48,301
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	110,000	129,772
Kanamoto Co. Ltd. (Japan)	2,000	54,743
Kapsch TrafficCom AG (Austria)	1,020	50,539
Kroton Educacional SA (Brazil)	6,600	93,954
Leidos Holdings, Inc.	2,537	115,473
Lender Processing Services, Inc.	1,938	64,477
LifeLock, Inc.	2,833	42,013
Localiza Rent A Car SA (Brazil)	7,800	116,843
MacDonald Dettwiler & Associates Ltd. (Canada)	6,600	509,329
MasterCard, Inc. (Class A Stock)	1,213	816,082
MAXIMUS, Inc.	1,536	69,181
McGraw Hill Financial, Inc.	2,478	162,532
McMillan Shakespeare Ltd. (Australia)	2,868	30,400
Meitec Corp. (Japan)	1,000	28,857
Mills Estruturas e Servicos de Engenharia SA (Brazil)	4,600	63,158
Monro Muffler Brake, Inc.(a)	631	29,335
Navitas Ltd. (Australia)	9,258	53,686
New Oriental Education & Technology Group (China), ADR	9,000	224,100
Nichii Gakkan Co. (Japan)	69,200	692,054
Nishio Rent All Co. Ltd. (Japan)	2,500	69,982
Northgate PLC (United Kingdom)	7,478	52,057
Park24 Co. Ltd. (Japan)	1,600	28,472
Paychex, Inc.(a)	1,760	71,526
Port of Tauranga Ltd. (New Zealand)	575	6,613
QinetiQ Group PLC (United Kingdom)	18,006	55,824
Qualicorp SA (Brazil)*	14,000	127,347
Rent-A-Center, Inc.	1,882	71,704
RPS Group PLC (United Kingdom)	10,713	46,519
RPX Corp.*	1,380	24,191

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
S-1 Corp. (South Korea)	1,202	$72,329
Science Applications International Corp.*	1,450	48,923
Secom Co. Ltd. (Japan)	4,300	269,515
Securitas AB (Sweden) (Class B Stock)	10,800	123,323
SEI Investments Co.	2,211	68,342
Serco Group PLC (United Kingdom)	9,870	87,325
Service Corp. International	4,288	79,843
SGS SA (Switzerland)	62	148,175
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	130,000	49,486
Shenzhen International Holdings Ltd. (China)	832,500	99,999
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	69,220
Sodexo (France)	2,390	223,002
Sohgo Security Services Co. Ltd. (Japan)	23,500	471,036
Stantec, Inc. (Canada)	1,900	97,024
Taiwan Sogo Shin Kong SEC (Taiwan)	66,000	81,813
Team Health Holdings, Inc.*	828	31,414
Toppan Forms Co. Ltd. (Japan)	6,400	62,565
Toppan Printing Co. Ltd. (Japan)	33,000	266,704
Total System Services, Inc.	2,656	78,140
Towers Watson & Co. (Class A Stock)	1,507	161,189
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	54,378
Transurban Group (Australia)	20,594	130,737
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	600	8,016
Vantiv, Inc. (Class A Stock)*	2,398	67,000
Verisk Analytics, Inc. (Class A Stock)*	1,119	72,690
Visa, Inc. (Class A Stock)	6,530	1,247,883
VistaPrint NV (Netherlands)*(a)	1,154	65,224
Weathernews, Inc. (Japan)	1,400	32,774
Western Union Co. (The)	10,923	203,823
Wirecard AG (Germany)	2,725	93,203
Xoom Corp.*	476	15,142
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	150,000	138,407

		15,381,865

Computer Services & Software — 0.4%
Accenture PLC (Class A Stock)	7,442	548,029
Asseco Poland SA (Poland)	9,180	143,278
AtoS (France)	1,694	132,270
CACI International, Inc. (Class A Stock)*(a)	1,182	81,688
Cap Gemini SA (France)	25,397	1,510,332
CGI Group, Inc. (Canada) (Class A Stock)*	5,700	200,044
Computer Sciences Corp.	2,125	109,947
Computershare Ltd. (Australia)	82,341	762,743
Diebold, Inc.	1,545	45,361
Domino Printing Sciences PLC (United Kingdom)	4,447	46,075
DST Systems, Inc.	427	32,200
DTS Corp. (Japan)	2,300	36,498
EMC Corp.	38,572	985,900
Fujitsu Ltd. (Japan)*	86,000	321,918
Gemalto NV (Netherlands)	1,964	210,886
Gigabyte Technology Co. Ltd. (Taiwan)	95,000	92,352
IHS, Inc. (Class A Stock)*	809	92,372
Indra Sistemas SA (Spain)	6,171	92,520

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Ingenico (France)	17,231	$1,241,734
International Business Machines Corp.	16,103	2,981,954
Itochu Techno-Solutions Corp. (Japan)	1,300	46,262
j2 Global, Inc.	1,232	61,009
Lexmark International, Inc. (Class A Stock)(a)	3,027	99,891
Melco Holdings, Inc. (Japan)	2,700	37,791
Mentor Graphics Corp.	3,153	73,686
MICROS Systems, Inc.*	1,139	56,882
NEC Networks & System Integration Corp. (Japan)	2,600	63,070
NET One Systems Co. Ltd. (Japan)	6,000	45,501
NetApp, Inc.	5,271	224,650
NetScout Systems, Inc.*	1,024	26,184
NTT Data Corp. (Japan)	3,900	131,991
Obic Co. Ltd. (Japan)	2,400	77,627
Otsuka Corp. (Japan)	400	51,184
RealD, Inc.*(a)	1,586	11,102
SCSK Corp. (Japan)	28,300	681,986
SK C&C Co. Ltd. (South Korea)	746	79,780
Synopsys, Inc.*	4,786	180,432
Teradata Corp.*	2,108	116,868
Tieto OYJ (Finland)	4,280	91,375

		11,825,372

Computers & Peripherals — 0.4%
AmTRAN Technology Co. Ltd. (Taiwan)	68,000	45,320
Apple, Inc.	18,127	8,642,047
Asustek Computer, Inc. (Taiwan)	19,000	151,464
Blackberry Ltd. (Canada)*(a)	14,900	117,169
CalComp Electronics Thailand PCL (Thailand) (Class F Stock)	175,900	17,095
Compal Electronics, Inc. (Taiwan)	139,000	101,587
Dell, Inc.	37,442	515,576
Electronics For Imaging, Inc.*	1,847	58,513
Getac Technology Corp. (Taiwan)	185,000	96,096
Hewlett-Packard Co.	66,013	1,384,953
Inventec Corp. (Taiwan)	70,000	67,696
Japan Digital Laboratory Co. Ltd. (Japan)	2,500	29,734
Ju Teng International Holdings Ltd. (Hong Kong)	110,000	64,620
Lenovo Group Ltd. (China)	352,000	368,933
Lite-On Technology Corp. (Taiwan)	58,289	99,356
Quanta Computer, Inc. (Taiwan)	58,000	125,789
Synaptics, Inc.*(a)	769	34,051
Wacom Co. Ltd/Japan (Japan)	2,700	25,973
Wincor Nixdorf AG (Germany)	1,368	85,361

		12,031,333

Construction & Engineering — 0.4%
Acciona SA (Spain)	1,597	91,044
Acs Actividades de Construccion y Servicios SA (Spain)	6,297	200,520
Adhi Karya Persero Tbk PT (Indonesia)	160,000	28,016
Aeroports de Paris (France)	1,786	186,989
Airports of Thailand PCL (Thailand)	13,500	81,354
Arcadis NV (Netherlands)	2,219	63,462
Auckland International Airport Ltd. (New Zealand)	50,629	139,371
Aveng Ltd. (South Africa)	26,853	65,271
Balfour Beatty PLC (United Kingdom)	9,708	44,705

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	128,000	$83,919
BES Engineering Corp. (Taiwan)	315,000	94,342
Bilfinger SE (Germany)	1,481	155,949
Bouygues SA (France)	9,643	352,976
Cardno Ltd. (Australia)	8,681	50,347
Carillion PLC (United Kingdom)	15,701	79,429
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	110,974
Chien Kuo Construction Co. Ltd. (Taiwan)	216,000	103,181
China Railway Construction Corp. Ltd. (China) (Class H Stock)	213,000	225,602
COMSYS Holdings Corp. (Japan)	5,800	81,072
DA CIN Construction Co. Ltd. (Taiwan)	116,000	102,881
Enka Insaat ve Sanayi A/S (Turkey)	34,586	103,037
Ferrovial SA (Spain)	8,175	147,235
Flughafen Wien AG (Austria)	2,295	155,395
Flughafen Zuerich AG (Switzerland)	2,228	1,174,048
Fomento de Construcciones y Contratas SA (Spain)*(a)	5,143	102,116
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,785	125,252
Genivar, Inc. (Canada)	2,300	59,328
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	4,330	221,480
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	1,670	181,796
Hazama Ando Corp. (Japan)	14,600	48,665
Impregilo SpA (Italy)	16,880	79,127
Japan Airport Terminal Co. Ltd. (Japan)	3,500	81,002
JGC Corp. (Japan)	3,000	108,614
Kajima Corp. (Japan)	33,000	134,416
Kandenko Co. Ltd. (Japan)	10,000	60,458
Kinden Corp. (Japan)	10,000	107,918
Kumagai Gumi Co. Ltd. (Japan)*	10,000	23,929
Kyowa Exeo Corp. (Japan)	6,500	76,619
Maeda Corp. (Japan)	12,000	73,901
Maeda Road Construction Co. Ltd. (Japan)	4,000	66,385
Mirait Holdings Corp. (Japan)	5,400	46,210
Monadelphous Group Ltd. (Australia)(a)	2,936	52,653
Multiplan Empreendimentos Imobiliarios SA (Brazil)	4,800	114,938
NCC AB (Sweden) (Class B Stock)	3,648	108,571
Nippo Corp. (Japan)	30,000	514,324
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	32,647
Nippon Road Co. Ltd. (The) (Japan)	7,000	42,151
Nishimatsu Construction Co. Ltd. (Japan)	18,000	52,300
Obayashi Corp. (Japan)	21,000	125,663
Obrascon Huarte Lain SA (Spain)	1,163	44,152
Penta-Ocean Construction Co. Ltd. (Japan)	14,000	39,094
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*(a)	12,900	124,747
Raito Kogyo Co. Ltd. (Japan)	2,800	22,092
SATS Ltd. (Singapore)	39,000	101,375
Shimizu Corp. (Japan)	30,000	146,579
SHO-BOND Holdings Co. Ltd. (Japan)	600	27,316
Skanska AB (Sweden) (Class B Stock)	5,802	111,667
Strabag SE (Austria)	2,500	62,366
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	32,733
Taikisha Ltd. (Japan)	1,900	45,314
Taisei Corp. (Japan)	32,000	157,501

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
TAV Havalimanlari Holding A/S (Turkey)	13,539	$95,594
Tecnicas Reunidas SA (Spain)	19,384	887,776
Tekken Corp. (Japan)*	4,000	12,729
Toa Corp. (Japan)*	5,000	10,975
TOA ROAD Corp. (Japan)	5,000	24,390
Toda Corp. (Japan)	15,000	51,416
Tokyu Construction Co. Ltd. (Japan)*(g)	2,570	14,772
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	45,088	75,839
Toshiba Plant Systems & Services Corp. (Japan)	43,000	714,294
Totetsu Kogyo Co. Ltd. (Japan)	3,400	76,349
UGL Ltd. (Australia)	8,987	69,725
United Engineers Ltd. (Singapore)	25,000	35,536
Vinci SA (France)	18,916	1,101,223
Wijaya Karya Persero Tbk PT (Indonesia)	201,000	33,386
Yokogawa Bridge Holdings Corp. (Japan)	4,000	57,042

		10,737,564

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	18,986	185,238
Ball Corp.	2,476	111,123
Bemis Co., Inc.	1,536	59,919
CCL Industries, Inc. (Canada) (Class B Stock)	1,100	72,970
FP Corp. (Japan)	10,000	752,034
Fuji Seal International, Inc. (Japan)	23,300	707,219
Fujimori Kogyo Co. Ltd. (Japan)	1,600	52,403
Gerresheimer AG (Germany)	1,501	89,863
Huhtamaki OYJ (Finland)	4,477	95,937
Mayr Melnhof Karton AG (Austria)	769	83,019
Packaging Corp. of America	1,049	59,887
Rengo Co. Ltd. (Japan)	18,000	99,411
Rexam PLC (United Kingdom)	14,836	115,612
Rock-Tenn Co. (Class A Stock)	1,254	126,993
Sealed Air Corp.	2,704	73,522
Silgan Holdings, Inc.	1,608	75,576
Sonoco Products Co.	3,038	118,300
Toyo Seikan Group Holdings Ltd. (Japan)	9,700	191,161

		3,070,187

Cosmetics/Personal Care — 0.2%
Amorepacific Corp. (South Korea)	83	69,896
AMOREPACIFIC Group (South Korea)	166	60,815
Avon Products, Inc.	5,146	106,008
Beiersdorf AG (Germany)	1,553	137,887
Colgate-Palmolive Co.	5,349	317,196
Dr. Ci:Labo Co. Ltd. (Japan)	8	23,814
Elizabeth Arden, Inc.*	618	22,817
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,314	161,749
Fancl Corp. (Japan)	6,500	79,164
Kao Corp. (Japan)	10,300	321,657
Kose Corp. (Japan)	2,400	69,481
LG Household & Health Care Ltd. (South Korea)	93	47,203
L’Oreal SA (France)	4,190	719,203
Magic Holdings International Ltd. (China)	84,000	65,416
Natura Cosmeticos SA (Brazil)	5,100	114,481
Oriflame Cosmetics SA (Sweden), SDR(a)	2,016	63,953
Pigeon Corp. (Japan)	600	29,543

	Shares	Value
COMMON STOCKS (Continued)
Cosmetics/Personal Care (cont’d.)
Pola Orbis Holdings, Inc. (Japan)	1,600	$57,388
Procter & Gamble Co. (The)	49,762	3,761,510
PZ Cussons PLC (United Kingdom)	8,548	57,277
Shiseido Co. Ltd. (Japan)	8,400	151,296
Unicharm Corp. (Japan)	2,000	117,042
Vinda International Holdings Ltd. (China)	58,000	81,994

		6,636,790

Distribution/Wholesale — 0.1%
AKR Corporindo Tbk PT (Indonesia)	92,000	31,784
Aygaz A/S (Turkey)	17,123	76,123
Berli Jucker PCL (Thailand)	17,100	24,231
Canon Marketing Japan, Inc. (Japan)	4,700	62,571
Daiwabo Holdings Co. Ltd. (Japan)	18,000	33,234
DCC PLC (Ireland)	2,298	94,093
Digital China Holdings Ltd. (China)	111,000	136,142
Fastenal Co.	2,305	115,826
Fuji Electronics Co. Ltd. (Japan)	3,400	44,821
Genuine Parts Co.(a)	2,324	187,988
Inabata & Co. Ltd. (Japan)	5,300	51,110
Inchcape PLC (United Kingdom)	109,454	1,080,707
Ingram Micro, Inc. (Class A Stock)*	5,990	138,069
LKQ Corp.*	4,778	152,227
MARR SpA (Italy)	44,342	603,623
Nagase & Co. Ltd. (Japan)	9,200	117,244
Owens & Minor, Inc.	1,997	69,076
Paltac Corp. (Japan)	4,600	63,500
Pool Corp.	996	55,905
Test-Rite International Co. Ltd. (Taiwan)	82,000	61,985
Tomoe Engineering Co. Ltd. (Japan)	2,200	38,178
United Stationers, Inc.	1,251	54,419
W.W. Grainger, Inc.	727	190,263
Wakita & Co. Ltd. (Japan)	3,000	39,737
Watsco, Inc.	697	65,706
Yondoshi Holdings, Inc. (Japan)	1,500	20,772

		3,609,334

Diversified Financial Services — 0.5%
Aberdeen Asset Management PLC (United Kingdom)	152,868	936,229
AEON Financial Service Co. Ltd. (Japan)	1,500	47,248
AerCap Holdings NV*	8,130	158,210
Air Lease Corp.	3,949	109,229
Alior Bank SA (Poland)	2,841	81,839
American Express Co.	11,945	902,086
Ashmore Group PLC (United Kingdom)	96,129	606,728
Asiasons Capital Ltd. (Singapore)*	5,000	10,790
ASX Ltd. (Australia)	2,105	67,783
Bolsas y Mercados Espanoles SA (Spain)(a)(g)	2,464	78,166
BS Financial Group, Inc. (South Korea)	6,390	95,420
CBOE Holdings, Inc.	1,149	51,969
Century Tokyo Leasing Corp. (Japan)	2,300	72,404
CETIP SA - Mercados Organizados (Brazil)	12,800	135,144
China Bills Finance Corp. (Taiwan)	182,000	70,481
China Development Financial Holding Corp. (Taiwan)	455,000	130,935
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	57,500	38,174
CI Financial Corp. (Canada)	2,300	69,533

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Close Brothers Group PLC (United Kingdom)	64,323	$1,216,999
CME Group, Inc.	7,520	555,578
Coronation Fund Managers Ltd. (South Africa)	2,320	15,839
Credit Saison Co. Ltd. (Japan)	4,800	130,711
Daishin Securities Co. Ltd. (South Korea)	6,000	51,654
Deutsche Boerse AG (Germany)	4,544	341,975
DGB Financial Group, Inc. (South Korea)	6,140	92,532
E. Sun Financial Holding Co. Ltd. (Taiwan)	200,200	129,763
Ellie Mae, Inc.*	679	21,735
Encore Capital Group, Inc.*	860	39,440
Federated Investors, Inc. (Class B Stock)(a)	1,578	42,858
First Financial Holding Co. Ltd. (Taiwan)	260,925	156,127
Fuyo General Lease Co. Ltd. (Japan)	1,500	56,494
Grupo BTG Pactual (Brazil), UTS	11,200	140,335
Guoco Group Ltd. (Hong Kong)	6,000	73,106
Hargreaves Lansdown PLC (United Kingdom)	2,920	46,297
Hellenic Exchanges SA Holding Clearing Settlement and Registry (Greece)	6,657	57,208
Hitachi Capital Corp. (Japan)	1,800	43,498
Home Loan Servicing Solutions Ltd.	1,932	42,523
HSBC Holdings PLC (United Kingdom)	408,300	4,419,199
IBJ Leasing Co. Ltd. (Japan)	1,600	41,806
IGM Financial, Inc. (Canada)	2,600	121,311
Interactive Brokers Group, Inc. (Class A Stock)	1,797	33,730
IntercontinentalExchange, Inc.*(a)	784	142,233
Japan Exchange Group, Inc. (Japan)	4,500	100,061
JB Financial Group Co. Ltd. (South Korea)*	10,640	69,640
JSE Ltd. (South Africa)	17,550	150,325
LPL Financial Holdings, Inc.	1,712	65,587
MarketAxess Holdings, Inc.	783	47,011
Medley Capital Corp.	1,702	23,471
Mega Financial Holding Co. Ltd. (Taiwan)	175,000	143,484
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	20,200	107,386
Nationstar Mortgage Holdings, Inc.*	496	27,890
NEC Capital Solutions Ltd. (Japan)	800	19,558
Nelnet, Inc. (Class A Stock)	807	31,029
Ocwen Financial Corp.*	2,136	119,125
Outerwall, Inc.*(a)	1,102	55,089
Partners Group Holding AG (Switzerland)	2,828	694,148
Pocket Card Co. Ltd. (Japan)	47,900	411,726
Portfolio Recovery Associates, Inc.*	511	30,629
Samsung Card Co. Ltd. (South Korea)	2,610	97,155
Singapore Exchange Ltd. (Singapore)	8,000	46,340
Tokai Tokyo Financial Holdings, Inc. (Japan)	46,800	392,651
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	94,726	84,053
UOB-Kay Hian Holdings Ltd. (Singapore)	3,000	4,004
WageWorks, Inc.*	268	13,521
Walter Investment Management Corp.*	973	38,472

		14,447,674

Electric — 1.1%
A2A SpA (Italy)	200,629	196,117
AGL Energy Ltd. (Australia)	19,481	280,622
Akenerji Elektrik Uretim A/S (Turkey)*	24,731	16,069
Allete, Inc.	2,094	101,140

	Shares	Value
COMMON STOCKS (Continued)
Electric (cont’d.)
Alliant Energy Corp.	2,011	$99,645
Ameren Corp.	6,209	216,322
American Electric Power Co., Inc.	10,299	446,462
Atco Ltd. (Canada) (Class I Stock)	1,800	78,095
Avista Corp.	2,264	59,770
Black Hills Corp.	1,279	63,771
Calpine Corp.*	4,974	96,645
Centrais Eletricas Brasileiras SA (Brazil)	28,400	80,473
CEZ A/S (Czech Republic)	30,937	799,832
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	233,000	44,220
China Power International Development Ltd. (China)	378,000	142,896
China Resources Power Holdings Co. Ltd. (China)	184,000	437,862
Chubu Electric Power Co., Inc. (Japan)	27,900	383,242
Chugoku Electric Power Co., Inc. (The) (Japan)	13,100	208,496
Cleco Corp.	1,504	67,439
CLP Holdings Ltd. (Hong Kong)	34,500	280,980
CMS Energy Corp.	2,210	58,167
Consolidated Edison, Inc.	5,187	286,011
Contact Energy Ltd. (New Zealand)	10,228	45,954
CPFL Energia SA (Brazil), ADR	8,850	152,663
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	272,000	120,078
Dominion Resources, Inc.	6,535	408,307
DTE Energy Co.	2,696	177,882
Duke Energy Corp.	15,175	1,013,387
E.CL SA (Chile)	66,453	92,335
E.ON SE (Germany)	145,670	2,592,253
Edison International	6,262	288,428
EDP - Energias de Portugal SA (Portugal)	207,885	759,465
EDP - Energias do Brasil SA (Brazil)	24,400	132,112
El Paso Electric Co.	2,026	67,668
Electric Power Development Co. Ltd. (Japan)	4,800	156,723
Electricite de France SA (France)	12,413	392,647
Elia System Operator SA/NV (Belgium)	3,436	152,932
Emera, Inc. (Canada)	4,000	115,684
Empire District Electric Co. (The)	2,348	50,858
Empresa Nacional de Electricidad SA (Chile), ADR	6,642	278,898
Endesa SA (Spain)*	6,007	156,364
Enel SpA (Italy)	545,061	2,092,898
Enersis SA (Chile), ADR	22,052	354,155
Entergy Corp.(a)	5,559	351,273
Equatorial Energia SA (Brazil)	18,700	178,453
EVN AG (Austria)	5,896	90,054
Exelon Corp.	19,373	574,216
FirstEnergy Corp.	10,871	396,248
Fortis, Inc. (Canada)	6,200	188,338
Fortum OYJ (Finland)	11,041	249,229
GDF Suez (France)	87,792	2,200,576
Glow Energy PCL (Thailand)	25,200	52,567
Great Plains Energy, Inc.	4,448	98,746
Hawaiian Electric Industries, Inc.	3,206	80,471
Hera SpA (Italy)	51,086	102,973
Hokkaido Electric Power Co., Inc. (Japan)*	7,200	97,179
Hokuriku Electric Power Co. (Japan)	10,800	158,050

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric (cont’d.)
Huadian Power International Corp. Ltd. (China) (Class H Stock)	164,000	$65,454
Huaneng Power International, Inc. (China) (Class H Stock)	306,000	306,370
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	278,000	98,346
Iberdrola SA (Spain)	228,274	1,326,889
IDACORP, Inc.	1,698	82,183
Infratil Ltd. (New Zealand)	20,678	42,506
Integrys Energy Group, Inc.	1,903	106,359
Iren SpA (Italy)	104,815	127,974
ITC Holdings Corp.	1,088	102,120
Kansai Electric Power Co., Inc. (The) (Japan)*	30,900	397,500
Korea Electric Power Corp. (South Korea)*	15,780	441,583
Kyushu Electric Power Co., Inc. (Japan)*	11,400	163,115
Light SA (Brazil)	15,000	127,916
National Fuel Gas Co.	932	64,084
NextEra Energy, Inc.	7,074	567,052
Northeast Utilities(a)	6,186	255,173
NorthWestern Corp.	1,674	75,196
NRG Energy, Inc.	7,547	206,260
NV Energy, Inc.	4,969	117,318
OGE Energy Corp.	3,828	138,153
Okinawa Electric Power Co., Inc. (The) (Japan)	1,900	65,615
Origin Energy Ltd. (Australia)	29,315	386,017
Pepco Holdings, Inc.	5,453	100,662
PG&E Corp.	9,785	400,402
PGE SA (Poland)	85,449	455,215
Pike Electric Corp.	1,520	17,206
Pinnacle West Capital Corp.	2,352	128,748
PNM Resources, Inc.	2,649	59,947
Portland General Electric Co.	2,146	60,582
Power Assets Holdings Ltd. (Hong Kong)	22,000	196,969
PPL Corp.	11,449	347,821
Public Service Enterprise Group, Inc.	10,192	335,623
Ratchaburi Electricity Generating Holding PCL (Thailand)	73,400	117,327
Red Electrica Corp. SA (Spain)	2,129	121,184
RWE AG (Germany)	29,707	1,010,767
SCANA Corp.	3,350	154,234
Shikoku Electric Power Co., Inc. (Japan)*	5,300	90,278
Southern Co. (The)(a)	14,443	594,763
SSE PLC (United Kingdom)	15,042	358,746
Stars Microelectronics Thailand PCL (Thailand)*	243,100	54,485
Taiwan Cogeneration Corp. (Taiwan)	192,000	120,780
Tauron Polska Energia SA (Poland)	196,898	302,083
Tenaga Nasional Bhd (Malaysia)	101,000	279,924
Terna Rete Elettrica Nazionale SpA (Italy)	45,043	203,342
Tianjin Development Hldgs Ltd. (China)*	102,000	68,677
Tohoku Electric Power Co., Inc. (Japan)*	22,300	274,703
Tokyo Electric Power Co., Inc. (The) (Japan)*	29,900	186,273
TransAlta Corp. (Canada)	5,600	72,742
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	9,800	96,837
UIL Holdings Corp.	1,858	69,080
Unitil Corp.	1,234	36,119
UNS Energy Corp.	1,659	77,343

	Shares	Value
COMMON STOCKS (Continued)
Electric (cont’d.)
Verbund AG (Austria)	5,312	$120,196
Westar Energy, Inc.(a)	3,556	108,991
Wisconsin Energy Corp.(a)	2,376	95,943
Xcel Energy, Inc.	11,586	319,889
Zorlu Enerji Elektrik Uretim A/S (Turkey)*	89,521	57,645

		31,223,049

Electrical Equipment — 0.1%
AMETEK, Inc.	2,357	108,469
Casio Computer Co. Ltd. (Japan)	8,700	80,772
Chaowei Power Holdings Ltd. (China)	114,000	46,612
Delta Electronics, Inc. (Taiwan)	23,000	111,688
Emerson Electric Co.	9,317	602,810
Energizer Holdings, Inc.	1,573	143,379
Funai Electric Co. Ltd. (Japan)	5,600	60,522
Generac Holdings, Inc.(a)	1,269	54,110
Hitachi Ltd. (Japan)	154,000	1,020,442
Legrand SA (France)	5,313	294,855
Mabuchi Motor Co. Ltd. (Japan)	1,200	63,438
Nidec Corp. (Japan)	2,100	176,932
Nippon Signal Co. Ltd. (Japan)	6,600	50,679
NVC Lighting Holdings Ltd. (China)	272,000	67,711
OSRAM Licht AG (Germany)*	2,998	140,738
Prysmian SpA (Italy)	8,209	201,286
Solar A/S (Denmark) (Class B Stock)	615	33,856
Tatung Co. Ltd. (Taiwan)*	270,000	70,659
Tianneng Power International Ltd. (Hong Kong)	142,000	55,320
TKH Group NV (Netherlands)	3,447	103,247
Ushio, Inc. (Japan)	7,300	90,918
Vossloh AG (Germany)	602	52,997
Well Shin Technology Co. Ltd. (Taiwan)	21,000	37,483

		3,668,923

Electronic Components & Equipment — 0.4%
AAC Technologies Holdings, Inc. (China)	36,000	164,132
Anritsu Corp. (Japan)	3,700	47,181
Azbil Corp. (Japan)	3,200	74,443
Brady Corp. (Class A Stock)	1,936	59,048
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	49,000	98,127
Dai-ichi Seiko Co. Ltd. (Japan)	2,600	36,683
Delta Electronics Thailand PCL (Thailand)	31,200	49,124
Eizo Corp. (Japan)	3,600	93,151
Elite Material Co. Ltd. (Taiwan)	105,000	88,664
Evertz Technologies Ltd. (Canada)	19,400	301,345
FLIR Systems, Inc.	2,474	77,684
Futaba Corp. (Japan)	4,600	59,013
Garmin Ltd.(a)	2,711	122,510
Halma PLC (United Kingdom)	110,310	1,011,297
Hamamatsu Photonics KK (Japan)	2,200	83,090
Hirose Electric Co. Ltd. (Japan)	700	107,751
Hon Hai Precision Industry Co. Ltd. (Taiwan)	280,000	718,578
Honeywell International, Inc.	9,621	798,928
Horiba Ltd. (Japan)	1,800	67,523
Hosiden Corp. (Japan)	7,600	41,118
Hoya Corp. (Japan)	10,700	253,105
Inaba Denki Sangyo Co. Ltd. (Japan)	1,700	51,092
Kaba Holding AG (Switzerland) (Class B Stock)*	202	89,346

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components & Equipment (cont’d.)
Keyence Corp. (Japan)	900	$342,444
Koninklijke Philips NV (Netherlands)	27,814	897,309
Kuroda Electric Co. Ltd. (Japan)	3,900	52,200
Kyocera Corp. (Japan)	13,600	725,253
Leoni AG (Germany)	7,182	436,422
LMS Co. Ltd. (South Korea)	16,610	296,570
Lotes Co. Ltd. (Taiwan)	14,000	33,233
Maruwa Co. Ltd. (Japan)	17,500	622,809
Mettler-Toledo International, Inc.*(a)	309	74,188
Murata Manufacturing Co. Ltd. (Japan)	5,400	413,662
NAM TAI Electronics, Inc. (China)	2,185	16,977
National Instruments Corp.	1,399	43,271
Nissha Printing Co. Ltd. (Japan)*	1,000	16,837
Nitto Kogyo Corp. (Japan)	3,300	55,106
OSI Systems, Inc.*	506	37,682
PerkinElmer, Inc.	1,845	69,649
Promate Electronic Co. Ltd. (Taiwan)	162,000	159,933
Rotork PLC (United Kingdom)	1,110	48,990
Ryosan Co. Ltd. (Japan)	5,700	104,236
Samsung Electro-Mechanics Co. Ltd. (South Korea)	1,668	133,883
Sanshin Electronics Co. Ltd. (Japan)	6,100	37,905
Silitech Technology Corp. (Taiwan)(g)	31,310	41,462
Sinbon Electronics Co. Ltd. (Taiwan)	124,000	145,799
Spectris PLC (United Kingdom)	11,953	426,632
Star Micronics Co. Ltd. (Japan)	3,100	30,456
SVI PCL (Thailand)*	472,700	52,047
Synnex Technology International Corp. (Taiwan)	50,000	78,270
Taiyo Yuden Co. Ltd. (Japan)	12,400	162,737
Tech Data Corp.*	2,230	111,299
Tech Pro Technology Development Ltd. (Hong Kong)*	398,000	175,989
Thermo Fisher Scientific, Inc.	6,561	604,596
Toyo Corp. (Japan)	2,800	35,375
Tyco International Ltd.	6,154	215,267
Uju Electronics Co. Ltd. (South Korea)	2,399	46,676
UKC Holdings Corp. (Japan)	2,200	41,392
Unimicron Technology Corp. (Taiwan)	70,000	59,691
Venture Corp. Ltd. (Singapore)	28,000	170,415
Waters Corp.*	1,003	106,529
WT Microelectronics Co. Ltd. (Taiwan)	80,000	92,031
Yageo Corp. (Taiwan)	204,400	72,629

		11,780,784

Energy–Alternate Sources
Areva SA (France)*	3,339	60,673
China Longyuan Power Group Corp. (China) (Class H Stock)	179,000	186,032
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	949,000	288,009
EDP Renovaveis SA (Portugal)	31,698	164,666
Enel Green Power SpA (Italy)	105,665	226,840
Nordex SE (Germany)*	6,233	91,229
SPCG PCL (Thailand)*	51,700	39,337

		1,056,786

Entertainment & Leisure — 0.2%
Accell Group (Netherlands)	2,844	55,789
Accordia Golf Co. Ltd. (Japan)	3,900	48,150
Amer Sports OYJ (Finland)	4,678	94,670

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Aristocrat Leisure Ltd. (Australia)	85,154	$367,192
Avex Group Holdings, Inc. (Japan)	700	20,412
Carmike Cinemas, Inc.*	637	14,065
Carnival Corp.	16,621	542,509
Carnival PLC (United Kingdom)	14,384	487,326
Cinemark Holdings, Inc.	2,176	69,066
Cineplex, Inc. (Canada)	1,900	70,481
Cineworld Group PLC (United Kingdom)	12,068	74,214
Daiichikosho Co. Ltd. (Japan)	21,300	581,407
Daikoku Denki Co. Ltd. (Japan)	1,000	21,665
Dolby Laboratories, Inc. (Class A Stock)	1,670	57,632
DreamWorks Animation SKG, Inc. (Class A Stock)*	2,496	71,036
Gtech SpA (Italy)	4,807	137,547
Hasbro, Inc.(a)	2,301	108,469
Heiwa Corp. (Japan)	3,300	57,435
HIS Co. Ltd. (Japan)	800	46,873
Intralot SA-Integrated Lottery Systems & Services (Greece)	19,952	44,254
Kinepolis Group NV (Belgium)	613	87,846
Kuoni Reisen Holding AG (Switzerland)	181	74,211
Ladbrokes PLC (United Kingdom)	16,817	46,050
Lions Gate Entertainment Corp.*	1,381	48,404
Madison Square Garden Co. (The) (Class A Stock)*	1,416	82,227
Major Cineplex Group PCL (Thailand)	69,900	41,565
Marriott Vacations Worldwide Corp.*	1,354	59,576
Mars Engineering Corp. (Japan)	1,800	34,780
Mattel, Inc.(a)	6,032	252,500
Namco Bandai Holdings, Inc. (Japan)	6,500	121,545
Nintendo Co. Ltd. (Japan)	3,800	430,403
OPAP SA (Greece)	19,415	216,744
Oriental Land Co. Ltd. (Japan)	800	132,291
Piaggio & C SpA (Italy)	24,974	66,042
Rank Group PLC (United Kingdom)	1,620	4,039
REXLot Holdings Ltd. (Hong Kong)	525,000	41,291
Sankyo Co. Ltd. (Japan)	2,100	102,686
Sanrio Co. Ltd. (Japan)	700	43,147
Sega Sammy Holdings, Inc. (Japan)	4,900	141,388
SHFL Entertainment, Inc.*	1,310	30,130
Shimano, Inc. (Japan)	1,300	116,260
Six Flags Entertainment Corp.	2,372	80,150
Tatts Group Ltd. (Australia)	41,052	118,741
Toei Co. Ltd. (Japan)	7,000	42,347
Toho Co. Ltd. (Japan)	5,000	104,401
Tokyo Dome Corp. (Japan)	9,000	70,742
Tomy Co. Ltd. (Japan)	8,900	41,073
Universal Entertainment Corp. (Japan)	1,100	23,522
William Hill PLC (United Kingdom)	14,117	92,047
Yamaha Corp. (Japan)	8,900	127,519

		5,843,859

Environmental Control — 0.1%
Asahi Holdings, Inc. (Japan)	2,600	43,800
Beijing Enterprises Water Group Ltd. (China)	274,000	114,317
Calgon Carbon Corp.*	1,719	32,644
Clean Harbors, Inc.*(a)	1,067	62,590
Covanta Holding Corp.	2,694	57,598
Coway Co. Ltd. (South Korea)	1,171	64,934
Daiseki Co. Ltd. (Japan)	2,700	49,871

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Environmental Control (cont’d.)
Hitachi Zosen Corp. (Japan)	6,300	$49,546
Kurita Water Industries Ltd. (Japan)	5,500	116,868
Lassila & Tikanoja OYJ (Finland)*	4,596	93,763
Mine Safety Appliances Co.	902	46,552
Oyo Corp. (Japan)	21,200	377,714
Progressive Waste Solutions Ltd. (Canada)	29,300	754,652
Puncak Niaga Holdings Bhd (Malaysia)	7,100	6,843
Republic Services, Inc.	6,894	229,984
Sound Global Ltd. (China)*	104,000	57,537
Stericycle, Inc.*	894	103,168
Tetra Tech, Inc.*	2,249	58,227
Waste Connections, Inc.(a)	2,499	113,480
Waste Management, Inc.	6,709	276,679

		2,710,767

Farming & Agriculture — 0.2%
Altria Group, Inc.	11,838	406,635
Archer-Daniels-Midland Co.	22,506	829,121
Asian Citrus Holdings Ltd. (Hong Kong)	125,000	43,272
Astra Agro Lestari Tbk PT (Indonesia)	25,500	42,932
Astral Foods Ltd. (South Africa)	12,592	119,144
British American Tobacco PLC (United Kingdom)	22,689	1,194,112
Bumitama Agri Ltd. (Indonesia)	154,000	120,902
Bunge Ltd.	6,113	464,038
GrainCorp Ltd. (Australia) (Class A Stock)	10,596	122,257
Gudang Garam Tbk PT (Indonesia)	33,500	101,241
HAP Seng Consolidated Bhd (Malaysia)	118,300	84,943
Hokuto Corp. (Japan)	2,800	50,739
Imperial Tobacco Group PLC (United Kingdom)	19,743	729,854
Japan Tobacco, Inc. (Japan)	20,900	753,440
Japfa Comfeed Indonesia Tbk PT (Indonesia)	335,500	40,280
KT&G Corp. (South Korea)	2,725	195,181
Kuala Lumpur Kepong Bhd (Malaysia)	14,900	103,310
Malindo Feedmill Tbk PT (Indonesia)	116,000	34,805
Padiberas Nasional Bhd (Malaysia)	1,600	1,738
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	424,500	46,556
Reynolds American, Inc.	5,110	249,266
SLC Agricola SA (Brazil)	6,900	67,714
Universal Corp.	1,578	80,368

		5,881,848

Foods — 1.2%
AarhusKarlshamn AB (Sweden)	821	51,348
Ajinomoto Co., Inc. (Japan)	22,000	289,458
Aryzta AG (Switzerland)	2,672	178,587
Associated British Foods PLC (United Kingdom)	8,143	247,141
Austevoll Seafood ASA (Norway)	12,237	68,170
Axfood AB (Sweden)	2,443	119,295
B&G Foods, Inc.	889	30,715
Barry Callebaut AG (Switzerland)*	72	72,291
BIM Birlesik Magazalar A/S (Turkey)	4,092	84,253
Boulder Brands,Inc.*(a)	2,111	33,860
BRF SA (Brazil)	20,700	505,008
Calbee, Inc. (Japan)	1,200	34,823
Campbell Soup Co.	1,593	64,851
Carrefour SA (France)	14,913	511,513

	Shares	Value
COMMON STOCKS (Continued)
Foods (cont’d.)
Casino Guichard Perrachon SA (France)	2,321	$239,251
Cermaq ASA (Norway)	4,301	75,102
Changshoushou Food Co. Ltd. (China)	42,000	41,560
Charoen Pokphand Foods PCL (Thailand)	226,100	173,478
China Foods Ltd. (China)*	152,000	54,740
China Mengniu Dairy Co. Ltd. (China)	74,000	331,945
China Minzhong Food Corp. Ltd. (China)*	98,000	87,845
China Modern Dairy Holdings Ltd. (China)*	306,000	119,664
China Yurun Food Group Ltd. (China)*	236,000	151,892
Chr. Hansen Holding A/S (Denmark)	2,345	83,096
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil), ADR(a)	4,200	193,284
CJ CheilJedang Corp. (South Korea)	358	92,103
Colruyt SA (Belgium)	1,676	92,972
Compass Group PLC (United Kingdom)	27,038	371,936
ConAgra Foods, Inc.	9,032	274,031
Cosan Ltd. (Brazil), BDR	5,100	78,423
Cosan SA Industria e Comercio (Brazil)	5,100	97,453
Cranswick PLC (United Kingdom)	3,949	74,893
CSM (Netherlands)	4,004	96,912
Daesang Corp. (South Korea)	1,300	40,507
Dairy Crest Group PLC (United Kingdom)	8,950	65,970
Danone SA (France)	13,678	1,029,868
Delhaize Group SA (Belgium)	8,356	526,626
Devro PLC (United Kingdom)	9,795	51,388
Dole Food Co., Inc.*	3,218	43,829
Ebro Foods SA (Spain)	5,308	119,854
Empire Co. Ltd. (Canada) (Class A Stock)	1,000	72,200
Eurocash SA (Poland)	3,089	47,559
First Pacific Co. Ltd. (Hong Kong)	62,000	68,529
Flowers Foods, Inc.	3,951	84,709
Fresh Del Monte Produce, Inc.	3,150	93,492
Fresh Market, Inc. (The)*	530	25,074
Fuji Oil Co. Ltd. (Japan)	3,800	66,091
General Mills, Inc.	10,022	480,254
George Weston Ltd. (Canada)	1,800	141,564
GFPT PCL (Thailand)*	155,300	44,684
Goodman Fielder Ltd. (Australia)	45,894	30,426
Greencore Group PLC (Ireland)	23,924	57,128
Gruma SAB de CV (Mexico) (Class B Stock)*	15,500	86,443
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	98,900	305,551
Hain Celestial Group, Inc. (The)*	1,081	83,367
Harris Teeter Supermarkets, Inc.	1,375	67,636
Hershey Co. (The)	966	89,355
Hillshire Brands Co.	1,395	42,882
Hormel Foods Corp.(a)	3,226	135,879
House Foods Corp. (Japan)	6,000	93,273
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	76,000	67,298
Indofood Sukses Makmur Tbk PT (Indonesia)	296,000	180,059
Ingredion, Inc.	1,887	124,863
J Sainsbury PLC (United Kingdom)	57,213	362,603
J.M. Smucker Co. (The)	2,568	269,743
JBS SA (Brazil)	57,300	199,592
Jeronimo Martins SGPS SA (Portugal)	6,306	129,408
JG Summit Holdings, Inc. (Philippines)	90,000	79,891
Kato Sangyo Co. Ltd. (Japan)	1,600	34,302
Kellogg Co.	3,869	227,226

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Foods (cont’d.)
Kerry Group PLC (Ireland) (Class A Stock)	4,221	$256,710
Kesko OYJ (Finland) (Class B Stock)	2,974	89,325
Kewpie Corp. (Japan)	5,900	93,753
Kikkoman Corp. (Japan)	7,000	128,348
Koninklijke Ahold NV (Netherlands)	38,338	664,214
Kraft Foods Group, Inc.	12,455	653,140
Kroger Co. (The)	13,133	529,785
Labixiaoxin Snacks Group Ltd. (China)	191,000	97,767
Leroy Seafood Group ASA (Norway)	2,155	61,061
Lien Hwa Industrial Corp. (Taiwan)	119,000	76,256
Lindt & Spruengli AG (Switzerland)	313	1,284,395
Lindt & Spruengli AG-REG (Switzerland)	2	95,096
Loblaw Cos. Ltd. (Canada)	2,800	123,710
Lotte Confectionery Co. Ltd. (South Korea)	37	58,701
Lotte Food Co. Ltd. (South Korea)	48	30,056
M Dias Branco SA (Brazil)	2,100	97,102
Magnit OJSC (Russia), GDR	10,900	674,438
Marfrig Alimentos SA (Brazil)*	29,500	79,996
Marine Harvest ASA (Norway)	136,343	145,604
McCormick & Co., Inc.(a)	2,263	146,416
Megmilk Snow Brand Co. Ltd. (Japan)	5,400	79,895
MEIJI Holdings Co. Ltd. (Japan)	3,500	191,841
Metcash Ltd. (Australia)	29,861	89,215
Metro AG (Germany)	8,177	324,721
Metro, Inc. (Canada)	2,700	168,886
Minerva SA (Brazil)*	13,500	61,034
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	38,438
Mondelez International, Inc. (Class A Stock)	38,842	1,220,416
Nestle SA (Switzerland)	53,356	3,720,734
Nichirei Corp. (Japan)	12,000	65,404
Nippon Meat Packers, Inc. (Japan)	7,000	100,470
Nisshin Seifun Group, Inc. (Japan)	13,200	133,424
Nissin Foods Holdings Co. Ltd. (Japan)	2,200	90,407
NongShim Co. Ltd. (South Korea)	194	46,301
Nutreco NV (Netherlands)	23,935	1,249,796
O’Key Group SA (Luxembourg), GDR, RegS	4,250	50,469
Orion Corp. (South Korea)	48	42,551
Parmalat SpA (Italy)	37,771	126,721
People’s Food Holdings Ltd. (China)	62,000	57,048
Post Holdings, Inc.*	1,982	80,013
PPB Group Bhd (Malaysia)	36,300	158,417
Rock Field Co. Ltd. (Japan)	2,600	51,453
Safeway, Inc.	5,876	187,973
Sanderson Farms, Inc.	698	45,538
Sao Martinho SA (Brazil)	400	5,234
Saputo, Inc. (Canada)	3,300	156,566
Seven & I Holdings Co. Ltd. (Japan)	23,500	861,510
Sligro Food Group NV (Netherlands)	2,702	110,430
Snyders-Lance, Inc.	1,498	43,217
Suedzucker AG (Germany)	6,257	184,237
Sumber Alfaria Trijaya Tbk PT (Indonesia)	3,869,000	190,443
Sysco Corp.	9,050	288,062
Tate & Lyle PLC (United Kingdom)	10,690	127,386
Tesco PLC (United Kingdom)	218,358	1,269,436
Thai Union Frozen Products PCL (Thailand)	46,900	76,467
Thai Vegetable Oil PCL (Thailand)	133,800	77,423
Tiga Pilar Sejahtera Food Tbk (Indonesia)	232,000	25,049
Tingyi Cayman Islands Holding Corp. (China)	76,000	201,590
Toyo Suisan Kaisha Ltd. (Japan)	2,000	58,722

	Shares	Value
COMMON STOCKS (Continued)
Foods (cont’d.)
TreeHouse Foods, Inc.*	1,519	$101,515
Tyson Foods, Inc. (Class A Stock)	10,242	289,644
Ulker Biskuvi Sanayi A/S (Turkey)	10,436	71,466
Unilever NV (Netherlands), CVA	54,574	2,082,909
Unilever PLC (United Kingdom)	25,455	989,703
Uni-President China Holdings Ltd. (China)	78,000	77,778
Uni-President Enterprises Corp. (Taiwan)	58,300	108,623
United Natural Foods, Inc.*	1,279	85,974
Universal Robina Corp. (Philippines)	17,570	49,704
UNY Group Holdings Co. Ltd. (Japan)	17,000	109,851
Viscofan SA (Spain)	1,925	110,081
Want Want China Holdings Ltd. (China)	173,000	263,077
Warabeya Nichiyo Co. Ltd. (Japan)	3,900	69,160
Whole Foods Market, Inc.	3,595	210,308
Wilmar International Ltd. (Singapore)	69,000	174,421
WM Morrison Supermarkets PLC (United Kingdom)	109,241	495,299
Woolworths Ltd. (Australia)	18,535	605,688
Wowprime Corp. (Taiwan)	8,000	125,022
X5 Retail Group NV (Russia), GDR, RegS*	11,317	187,523
Yakult Honsha Co. Ltd. (Japan)	1,600	80,332
Yamazaki Baking Co. Ltd. (Japan)	8,000	86,400
Yashili International Holdings Ltd. (China)	158,000	73,745

		34,582,049

Hand/Machine Tools
Disco Corp. (Japan)	800	45,956
Schweiter Technologies AG (Switzerland)	135	91,060
Shihlin Electric & Engineering Corp. (Taiwan)	79,000	99,127
SMC Corp. (Japan)	1,100	262,532

		498,675

Healthcare Products — 0.4%
Asahi Intecc Co. Ltd. (Japan)	4,600	301,840
Aspen Pharmacare Holdings Ltd. (South Africa)*	4,044	105,844
Baxter International, Inc.	7,870	516,980
Becton, Dickinson and Co.	2,818	281,856
Biosensors International Group Ltd. (Singapore)	94,000	72,370
Boston Scientific Corp.*	24,656	289,461
C.R. Bard, Inc.	1,240	142,848
CareFusion Corp.*	5,638	208,042
China Medical System Holdings Ltd. (China)	103,000	88,137
Cochlear Ltd. (Australia)	764	43,152
Coloplast A/S (Denmark) (Class B Stock)	1,975	112,490
Cooper Cos., Inc. (The)(a)	845	109,588
Covidien PLC	7,262	442,546
DENTSPLY International, Inc.	2,012	87,341
Edwards Lifesciences Corp.*	1,297	90,310
Elekta AB (Sweden) (Class B Stock)	5,862	94,517
Essilor International SA (France)	3,026	325,447
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	17,022	51,178
Fresenius SE & Co. KGaA (Germany)	4,929	612,274
Getinge AB (Sweden)	3,213	114,869
Globus Medical, Inc. (Class A Stock)*	1,751	30,572
Greatbatch, Inc.*	1,192	40,564
Haemonetics Corp.*	1,817	72,462
Hanger, Inc.*	682	23,024

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
Hengan International Group Co. Ltd. (China)	30,000	$351,069
Henry Schein, Inc.*	1,353	140,306
Hill-Rom Holdings, Inc.	1,516	54,318
Hogy Medical Co. Ltd. (Japan)	900	49,921
Hologic, Inc.*	5,227	107,938
Hospira, Inc.*(a)	4,269	167,430
IDEXX Laboratories, Inc.*(a)	710	70,751
Integra Lifesciences Holdings Corp.*	718	28,899
Intuitive Surgical, Inc.*	461	173,460
Invacare Corp.	2,768	47,803
Luxottica Group SpA (Italy)	3,086	163,533
Masimo Corp.(a)	1,599	42,597
Medtronic, Inc.	17,904	953,388
Mindray Medical International Ltd. (China), ADR(a)	7,400	287,786
Nihon Kohden Corp. (Japan)	700	28,697
Nipro Corp. (Japan)	3,300	31,923
Patterson Cos., Inc.	2,296	92,299
QIAGEN NV (Netherlands)*	7,682	165,379
ResMed, Inc.(a)	1,844	97,400
Safilo Group SpA (Italy)*	3,862	75,858
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	96,000	94,246
Shimadzu Corp. (Japan)	12,000	113,975
Smith & Nephew PLC (United Kingdom)	16,463	205,393
Sonova Holding AG (Switzerland)*	2,905	361,510
Sorin SpA (Italy)*	25,415	68,881
St. Jude Medical, Inc.	5,503	295,181
Stryker Corp.	3,987	269,481
Symmetry Medical, Inc.*	2,495	20,359
Sysmex Corp. (Japan)	600	38,370
Techne Corp.	1,169	93,590
Teleflex, Inc.	1,289	106,059
Terumo Corp. (Japan)	3,500	180,181
Thoratec Corp.*	1,497	55,823
Varian Medical Systems, Inc.*	1,276	95,355
Volcano Corp.*	1,671	39,970
West Pharmaceutical Services, Inc.	2,408	99,089
William Demant Holding A/S (Denmark)*	720	66,564
Zimmer Holdings, Inc.	2,992	245,763

		9,838,257

Healthcare Providers & Services — 0.3%
Acadia Healthcare Co., Inc.*(a)	1,232	48,578
Aetna, Inc.	8,136	520,867
Ain Pharmaciez, Inc. (Japan)	700	29,658
Air Methods Corp.(a)	700	29,820
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	12,000	48,338
BioMerieux (France)	8,821	854,438
BML, Inc. (Japan)	1,600	52,419
Bumrungrad Hospital PCL (Thailand)	18,600	48,760
Centene Corp.*(a)	1,054	67,414
CIGNA Corp.	5,944	456,856
Covance, Inc.*	925	79,975
DaVita HealthCare Partners, Inc.*	2,910	165,579
Diagnosticos da America SA (Brazil)	21,000	110,671
Fleury SA (Brazil)	11,700	95,340
Fresenius Medical Care AG & Co. KGaA (Germany)	8,464	550,287

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Health Net, Inc.*	2,134	$67,648
Healthways, Inc.*	525	9,718
Humana, Inc.	4,170	389,186
KPJ Healthcare Bhd (Malaysia)	50,700	95,660
Laboratory Corp. of America Holdings*(a)	1,592	157,831
Leisureworld Sr. Care Corp. (Canada)	5,800	59,517
LifePoint Hospitals, Inc.*	1,853	86,405
Magellan Health Services, Inc.*	1,182	70,873
MEDNAX, Inc.*	1,167	117,167
Miraca Holdings, Inc. (Japan)	1,300	58,100
Molina Healthcare, Inc.*	786	27,982
Orpea (France)	2,316	116,684
Primary Health Care Ltd. (Australia)	18,193	81,804
Quest Diagnostics, Inc.	3,067	189,510
Ramsay Health Care Ltd. (Australia)	2,015	68,059
Rhoen Klinikum AG (Germany)	7,813	200,774
Ryman Healthcare Ltd. (New Zealand)	18,429	106,401
Sonic Healthcare Ltd. (Australia)	9,159	138,342
Synergy Health PLC (United Kingdom)	2,823	50,073
UnitedHealth Group, Inc.	19,775	1,416,088
Universal Health Services, Inc. (Class B Stock)	1,311	98,312
Vanguard Health Systems, Inc.*	1,774	37,272
WellPoint, Inc.	9,863	824,645

		7,627,051

Holding Companies–Diversified — 0.2%
Aboitiz Equity Ventures, Inc. (Philippines)	54,030	55,913
Ayala Corp. (Philippines)	4,970	69,089
Bidvest Group Ltd. (South Africa)	6,687	167,668
Bollore SA (France)(g)	277	144,813
CJ Corp. (South Korea)	613	66,192
Dogan Sirketler Grubu Holding A/S (Turkey)*	127,495	55,574
Drax Group PLC (United Kingdom)	7,495	82,685
GEA Group AG (Germany)	7,964	327,315
Grana y Montero SA (Peru)	28,496	113,063
Groupe Bruxelles Lambert SA (Belgium)	4,704	400,463
Haci Omer Sabanci Holding A/S (Turkey)	95,556	461,726
Hankook Tire Worldwide Co. Ltd. (South Korea)	2,130	50,355
Harbinger Group, Inc.*	2,412	25,012
Hutchison Whampoa Ltd. (Hong Kong)	48,000	575,690
Inversiones La Construccion SA (Chile)	12,902	194,382
Itausa - Investimentos Itau SA (Brazil)	6,220	29,608
Jardine Matheson Holdings Ltd. (Hong Kong)	3,600	197,640
Jardine Strategic Holdings Ltd. (Hong Kong)	3,500	118,475
Kombassan Holdings A/S (Turkey)*	20,413	31,629
Metall Zug AG (Switzerland) (Class B Stock)	39	94,573
Mitie Group PLC (United Kingdom)	16,818	80,549
NWS Holdings Ltd. (Hong Kong)	29,000	45,080
Remgro Ltd. (South Africa)	13,157	254,211
San Miguel Corp. (Philippines)	65,700	112,992
Sime Darby Bhd (Malaysia)	88,300	257,470
Sofina SA (Belgium)	2,445	240,432
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	24,500	293,890
Tekfen Holding A/S (Turkey)	37,297	84,254
Tongaat Hulett Ltd. (South Africa)	7,517	89,895

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Holding Companies–Diversified (cont’d.)
Viohalco Hellenic Copper and Aluminum Industry SA (Greece)*	13,457	$83,762
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,004	26,408
Yazicilar Holding A/S (Turkey) (Class A Stock)	4,870	47,320
YTL Corp. Bhd (Malaysia)	210,600	99,505

		4,977,633

Home Builders — 0.1%
Bellway PLC (United Kingdom)	4,977	105,844
Berkeley Group Holdings PLC (United Kingdom)	4,852	162,680
Bovis Homes Group PLC (United Kingdom)	5,300	61,422
Daiwa House Industry Co. Ltd. (Japan)	18,000	340,036
Even Construtora e Incorporadora SA (Brazil)	24,800	94,554
Galliford Try PLC (United Kingdom)	2,053	34,548
Hajime Construction Co. Ltd. (Japan)	700	45,498
Haseko Corp. (Japan)*	13,800	99,366
Hyundai Development Co. (South Korea)	20,420	456,799
Misawa Homes Co. Ltd. (Japan)	2,400	38,113
NVR, Inc.*	74	68,020
PanaHome Corp. (Japan)	7,000	46,155
Persimmon PLC (United Kingdom)*	55,754	979,896
Sekisui Chemical Co. Ltd. (Japan)	13,000	132,602
Sekisui House Ltd. (Japan)	25,000	337,237
Token Corp. (Japan)	540	29,948

		3,032,718

Home Furnishings — 0.1%
Alpine Electronics, Inc. (Japan)	5,300	57,780
Arcelik A/S (Turkey)	26,030	151,593
Canon Electronics, Inc. (Japan)	2,800	51,647
De’longhi SpA (Italy)	3,527	54,015
Dorel Industries, Inc. (Canada) (Class B Stock)	14,900	542,449
Electrolux AB (Sweden) (Class B Stock)	4,165	107,851
Haier Electronics Group Co. Ltd. (Hong Kong)	75,000	145,457
Hanssem Co. Ltd. (South Korea)	8,740	349,043
Hoshizaki Electric Co. Ltd. (Japan)	1,600	55,289
Pace PLC (United Kingdom)	12,234	50,287
Panasonic Corp. (Japan)	59,700	577,940
SEB SA (France)	1,209	106,022
Sharp Corp. (Japan)*(a)	25,000	92,197
Skyworth Digital Holdings Ltd. (Hong Kong)	296,000	141,638
Steinhoff International Holdings Ltd. (South Africa)*	81,068	288,489
TCL Multimedia Technology Holdings Ltd. (China)	84,000	40,070

		2,811,767

Hotels, Restaurants & Leisure — 0.1%
Central Plaza Hotel PCL (Thailand)	36,500	44,633
Crown Ltd. (Australia)	5,208	75,615
Echo Entertainment Group Ltd. (Australia)	156,754	406,173
Kangwon Land, Inc. (South Korea)	2,840	75,293
OUE Ltd. (Singapore)	32,000	65,330
Resorttrust, Inc. (Japan)	1,500	53,893
Shangri-La Asia Ltd. (Hong Kong)	38,000	62,954

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
SKYCITY Entertainment Group Ltd. (ASE) (New Zealand)	88,710	$297,099
SKYCITY Entertainment Group Ltd. (NZX) (New Zealand)	45,614	151,915
Whitbread PLC (United Kingdom)	3,491	167,459

		1,400,364

Household Products/Wares — 0.1%
Anadolu Cam Sanayii A/S (Turkey)	51,400	60,901
Avery Dennison Corp.	1,335	58,099
Biostime International Holdings Ltd. (China)	8,000	60,482
Church & Dwight Co., Inc.	2,748	165,017
Clorox Co. (The)	1,087	88,830
Helen of Troy Ltd.*	1,358	60,024
Henkel AG & Co. KGaA (Germany)	4,282	379,356
Husqvarna AB (Sweden) (Class B Stock)	15,764	102,317
Kimberly-Clark Corp.(g)	5,393	508,128
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)(a)	36,600	107,008
Kokuyo Co. Ltd. (Japan)	8,300	64,644
OSIM International Ltd. (Singapore)	126,000	193,789
Pilot Corp. (Japan)	500	18,920
Prestige Brands Holdings, Inc.*	1,287	38,764
Reckitt Benckiser Group PLC (United Kingdom)	8,239	602,398
Samsonite International SA (Hong Kong)	30,000	83,743
Sangetsu Co. Ltd. (Japan)	1,700	44,985
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	1,122	61,744
Societe BIC SA (France)	996	115,830
Spectrum Brands Holdings, Inc.	1,004	66,103
Toro Co. (The)	1,669	90,710
Tumi Holdings, Inc.*	1,563	31,494
Tupperware Brands Corp.	1,021	88,184
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	84,415	116,213

		3,207,683

Insurance — 1.1%
ACE Ltd.	8,684	812,475
Admiral Group PLC (United Kingdom)	4,300	85,774
AIA Group Ltd. (Hong Kong)	114,000	536,435
Alleghany Corp.*	471	192,945
Allied World Assurance Co. Holdings AG	1,646	163,596
Allstate Corp. (The)	11,986	605,892
American Financial Group, Inc.	2,818	152,341
American Safety Insurance Holdings Ltd. (Bermuda)*	914	27,603
Amlin PLC (United Kingdom)	15,510	101,557
Amtrust Financial Services, Inc.(a)	1,300	50,778
AON PLC (United Kingdom)	5,202	387,237
Arch Capital Group Ltd.*(a)	3,464	187,506
Argo Group International Holdings Ltd.	1,021	43,780
Arthur J Gallagher & Co.	1,829	79,836
Aspen Insurance Holdings Ltd.	3,546	128,684
Assicurazioni Generali SpA (Italy)	65,790	1,316,309
Assurant, Inc.	3,356	181,560
AXIS Capital Holdings Ltd.	3,787	164,015
Baloise Holding AG (Switzerland)	1,337	147,890
Beazley PLC (United Kingdom)	19,070	64,735
Berkshire Hathaway, Inc. (Class B Stock)*	33,787	3,835,162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Brasil Insurance Participacoes e Administracao SA (Brazil)	6,300	$56,567
Brown & Brown, Inc.	1,713	54,987
Catlin Group Ltd. (United Kingdom)	11,328	88,775
Challenger Ltd. (Australia)	13,581	69,748
China Life Insurance Co. Ltd. (China) (Class H Stock)	480,000	1,243,073
China Taiping Insurance Holdings Co. Ltd. (China)*	98,800	141,301
Chubb Corp. (The)	6,183	551,895
Cincinnati Financial Corp.	2,366	111,581
Delta Lloyd NV (Netherlands)	38,912	828,842
Direct Line Insurance Group PLC (United Kingdom)	205,416	708,996
Discovery Ltd. (South Africa)	13,182	106,368
Dongbu Insurance Co. Ltd. (South Korea)	2,030	87,260
Endurance Specialty Holdings Ltd.(a)	2,111	113,403
Euler Hermes SA (France)	725	88,538
Everest Re Group Ltd.	1,789	260,138
Fairfax Financial Holdings Ltd. (Canada)	600	242,645
Fidelity National Financial, Inc. (Class A Stock)	5,323	141,592
First American Financial Corp.	4,534	110,403
Genworth MI Canada, Inc. (Canada)	3,900	109,687
Gjensidige Forsikring ASA (Norway)	11,012	166,232
Great Eastern Holdings Ltd. (Singapore)	2,000	27,198
Great-West Lifeco, Inc. (Canada)	5,700	166,067
Grupo Catalana Occidente SA (Spain)	1,616	49,142
Hannover Rueckversicherung AG (Germany)	3,018	221,782
Hanover Insurance Group, Inc. (The)	2,330	128,896
Hanwha Life Insurance Co. Ltd. (South Korea)	13,570	87,800
HCC Insurance Holdings, Inc.	3,146	137,858
Hilltop Holdings, Inc.*	2,093	38,721
Hiscox Ltd. (United Kingdom)	72,636	762,402
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	2,600	70,744
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	3,100	130,976
ING US, Inc.	2,267	66,219
Insurance Australia Group Ltd. (Australia)	47,169	258,572
Intact Financial Corp. (Canada)	5,200	311,884
Kemper Corp.	2,112	70,963
Korean Reinsurance Co. (South Korea)	8,010	95,326
Lancashire Holdings Ltd. (United Kingdom	6,397	79,535
LIG Insurance Co. Ltd. (South Korea)	3,830	86,981
Loews Corp.	8,513	397,898
Mapfre SA (Spain)	36,247	129,750
Markel Corp.*	262	135,656
Marsh & McLennan Cos., Inc.	6,339	276,063
Meadowbrook Insurance Group, Inc.(a)	3,125	20,313
Mercuries Life Insurance Co. Ltd. (Taiwan)*	86,920	51,457
Mercury General Corp.	3,012	145,510
Migdal Insurance & Financial Holding Ltd. (Israel)	38,444	64,352
Milano Assicurazioni SpA (Italy)*	106,612	76,315
MMI Holdings Ltd. (South Africa)	47,594	115,643
Montpelier Re Holdings Ltd.	3,403	88,648
Muenchener Rueckversicherungs AG (Germany)	8,543	1,670,001

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
NKSJ Holdings, Inc. (Japan)	10,700	$276,014
Odontoprev SA (Brazil)	25,900	114,407
Old Republic International Corp.(a)	7,075	108,955
PartnerRe Ltd.	2,608	238,736
Partnership Assurance Group PLC (United Kingdom)	116,696	778,351
People’s Insurance Co. Group of China Ltd. (China) (Class H Stock)	306,000	143,824
Platinum Underwriters Holdings Ltd.	987	58,954
Porto Seguro SA (Brazil)	8,500	106,389
Power Corp. of Canada (Canada)	7,200	203,408
Power Financial Corp. (Canada)	4,000	124,460
Powszechny Zaklad Ubezpieczen SA (Poland)	3,514	476,688
Primerica, Inc.	2,246	90,604
ProAssurance Corp.	2,306	103,908
Progressive Corp. (The)	8,127	221,298
QBE Insurance Group Ltd. (Australia)	26,988	369,594
Reinsurance Group of America, Inc.	2,767	185,361
RenaissanceRe Holdings Ltd.	2,126	192,467
Resolution Ltd. (United Kingdom)	43,629	224,252
RSA Insurance Group PLC (United Kingdom)	95,512	186,843
Sampo OYJ (Finland) (Class A Stock)	10,299	443,026
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	894	205,245
Samsung Life Insurance Co. Ltd. (South Korea)	3,116	303,056
Sanlam Ltd. (South Africa)	40,035	186,520
SCOR SE (France)	9,212	305,293
Shin Kong Financial Holding Co. Ltd. (Taiwan)	323,266	109,402
Societa Cattolica di Assicurazioni Scrl (Italy)	4,352	97,056
Sony Financial Holdings, Inc. (Japan)	5,000	91,861
St James’s Place PLC (United Kingdom)	74,168	737,992
StanCorp Financial Group, Inc.(a)	1,206	66,354
Stewart Information Services Corp.(a)	1,044	33,398
Sul America SA (Brazil), UTS	15,800	113,066
Suncorp Group Ltd. (Australia)	37,290	456,039
Symetra Financial Corp.	4,002	71,316
Talanx AG (Germany)*	236	7,949
Tokio Marine Holdings, Inc. (Japan)	24,200	793,398
Topdanmark A/S (Denmark)*	3,615	93,045
Torchmark Corp.(a)	2,387	172,699
Tower Group International Ltd.	1,753	12,271
Travelers Cos., Inc. (The)	9,805	831,170
Tryg A/S (Denmark)	1,076	99,122
Unipol Gruppo Finanziario SpA (Italy)	31,396	139,177
Validus Holdings Ltd.	4,668	172,623
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	3,011	154,638
W.R. Berkley Corp.	3,847	164,882
Willis Group Holdings PLC	2,870	124,357
Zurich Insurance Group AG (Switzerland)*	4,043	1,042,240

		31,742,521

Internet Software & Services — 0.6%
Active Network, Inc. (The)*	1,491	21,336
Amazon.com, Inc.*	1,194	373,292
Angie’s List, Inc.*	362	8,145
AOL, Inc.*(a)	2,552	88,248

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
AsiaInfo-Linkage, Inc.*	10,400	$120,016
Atea ASA (Norway)	10,033	105,544
Baidu, Inc. (China), ADR*	9,700	1,505,246
Bankrate, Inc.*(a)	2,194	45,131
Blucora, Inc.*	1,983	45,569
Ctrip.com International Ltd. (China), ADR*	5,400	315,522
CyberAgent, Inc. (Japan)	1,300	36,005
Dena Co. Ltd. (Japan)(a)	5,100	103,807
eBay, Inc.*	17,435	972,699
en-japan, Inc. (Japan)	45,400	1,018,868
Facebook, Inc. (Class A Stock)*	9,215	462,962
Google, Inc. (Class A Stock)*	4,040	3,538,676
Gree, Inc. (Japan)	4,700	36,579
HomeAway, Inc.*	915	25,620
IAC/InterActiveCorp	1,419	77,577
iiNET Ltd. (Australia)	3,764	21,602
Iliad SA (France)	435	101,515
Iress Ltd. (Australia)	9,743	82,655
Kakaku.com, Inc. (Japan)	32,600	762,113
Liquidity Services, Inc.*(a)	762	25,573
Mail.ru Group Ltd. (Russia), GDR, RegS	5,925	225,624
NAVER Corp. (South Korea)	336	174,048
NCSoft Corp. (South Korea)	2,846	506,197
NetEase, Inc. (China), ADR(a)	5,000	363,050
Netflix, Inc.*	221	68,335
NIC, Inc.	1,542	35,636
priceline.com, Inc.*	589	595,450
Rakuten, Inc. (Japan)	10,400	157,867
Responsys, Inc.*	900	14,850
Seek Ltd. (Australia)	63,223	701,133
SINA Corp. (China)*	2,000	162,340
SK Broadband Co. Ltd. (South Korea)*	12,348	54,564
SMS Management & Technology Ltd. (Australia)	9,900	41,992
Symantec Corp.	12,125	300,094
Tencent Holdings Ltd. (China)	23,400	1,230,573
Trend Micro, Inc. (Japan)	1,800	67,263
TripAdvisor, Inc.*(a)	1,117	84,713
Trulia, Inc.*	380	17,871
WebMD Health Corp.*(a)	848	24,253
Yahoo! Japan Corp. (Japan)	19,300	109,813
Yahoo!, Inc.*(a)	19,269	638,960
Zynga, Inc. (Class A Stock)*	5,173	19,037

		15,487,963

Investment Companies — 0.1%
Administradora de Fondos de Pensiones Habitat SA (Chile)	89,039	145,853
Administradora de Fondos de Pensiones Provida SA (Chile)	33,193	201,887
Alaris Royalty Corp. (Canada)	400	13,902
Aurelius AG (Germany)	2,181	70,718
Corp. Financiera Alba SA (Spain)	2,793	154,806
GIMV NV (Belgium)	2,976	146,886
Grupo de Inversiones Suramericana SA (Colombia)	14,093	279,451
Investment AB Kinnevik (Sweden) (Class B Stock)	7,774	269,129
Investor AB (Sweden) (Class A Stock)	1,732	51,047
Investor AB (Sweden) (Class B Stock)	12,258	371,755
Jafco Co. Ltd. (Japan)	11,300	544,182

	Shares	Value
COMMON STOCKS (Continued)
Investment Companies (cont’d.)
Macquarie Korea Infrastructure Fund (South Korea)	18,570	$114,218
Main Street Capital Corp.	1,423	42,590
Marfin Investment Group Holdings SA (Greece)*	75,347	38,456
New Mountain Finance Corp.	3,222	46,429
Onex Corp. (Canada)	1,900	99,791
Pargesa Holding SA (Switzerland)	1,454	109,064
Prospect Capital Corp.	4,999	55,889
Ratos AB (Sweden) (Class B Stock)	11,976	111,472
Solar Capital Ltd.	1,377	30,528
SVG Capital PLC (United Kingdom)*	9,370	58,979

		2,957,032

Machinery & Equipment — 0.3%
Andritz AG (Austria)	2,909	171,194
Applied Industrial Technologies, Inc.	1,429	73,593
Atlas Copco AB (Sweden) (Class A Stock)	7,506	219,885
Babcock & Wilcox Co. (The)	2,715	91,550
Burckhardt Compression Holding AG (Switzerland)	20	7,884
Chung Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	203,000	116,739
CSR Corp. Ltd. (China) (Class H Stock)	170,000	118,811
Duerr AG (Germany)	1,137	83,578
Duro Felguera SA (Spain)	14,063	96,303
Ebara Corp. (Japan)	97,000	545,377
FANUC Corp. (Japan)	2,200	364,600
Ferreycorp SAA (Peru)	26,281	17,080
Fuji Machine Manufacturing Co. Ltd. (Japan)	4,200	41,882
Haitian International Holdings Ltd. (China)	187,000	430,291
Hollysys Automation Technologies Ltd. (British Virgin Islands)*	25,385	379,506
Honghua Group Ltd. (China)	115,000	33,697
Hydraulic Machines and Systems Group PLC (Russia), GDR	18,597	47,422
Industrias CH SAB de CV (Mexico) (Class B Stock)*	11,500	68,115
Interpump Group SpA (Italy)	8,479	92,216
Koenig & Bauer AG (Germany)	2,088	39,723
Kone OYJ (Finland) (Class B Stock)	2,473	220,894
Krones AG (Germany)	800	68,031
MAN SE (Germany)	1,492	177,886
Mitsubishi Heavy Industries Ltd. (Japan)	82,000	472,875
Pfeiffer Vacuum Technology AG (Germany)	8,271	1,013,179
Rechi Precision Co. Ltd. (Taiwan)	104,000	87,593
Roper Industries, Inc.	1,039	138,052
Sany Heavy Equipment International Holdings Co. Ltd. (China)	152,000	46,286
Sintokogio Ltd. (Japan)	4,700	35,349
Spirax-Sarco Engineering PLC (United Kingdom)	22,731	1,107,900
Tadano Ltd. (Japan)	4,000	51,409
Toromont Industries Ltd. (Canada)	18,100	397,653
Toshiba Machine Co. Ltd. (Japan)	65,000	336,991
WEG SA (Brazil)	10,500	128,769
Xylem, Inc.	3,926	109,653

		7,431,966

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media — 0.6%
Axel Springer AG (Germany)	1,897	$105,790
BEC World PCL (Thailand)	48,500	87,992
Bhakti Investama Tbk PT (Indonesia)	1,328,500	40,135
British Sky Broadcasting Group PLC (United Kingdom)	10,091	142,127
Charter Communications, Inc. (Class A Stock)*	156	21,023
Cogeco Cable, Inc. (Canada)	1,400	65,838
Comcast Corp. (Class A Stock)	51,366	2,319,175
Corus Entertainment, Inc. (Canada) (Class B Stock)	3,300	79,324
Cyfrowy Polsat SA (Poland)*	7,759	52,822
Discovery Communications, Inc. (Class A Stock)*	4,604	388,670
DISH Network Corp. (Class A Stock)	549	24,710
FactSet Research Systems, Inc.(a)	679	74,079
Fuji Media Holdings, Inc. (Japan)	2,400	52,858
Global Mediacom Tbk PT (Indonesia)	225,000	37,486
Grupo Televisa SAB (Mexico), ADR	23,780	664,651
Kadokawa Corp (Japan)	1,300	45,942
KT Skylife Co. Ltd. (South Korea)	18,500	501,415
Lagardere SCA (France)	5,343	173,532
Liberty Global PLC (United Kingdom) (Class A Stock)*	—	10
Liberty Media Corp. (Class A Stock)*	1,255	184,673
Media Nusantara Citra Tbk PT (Indonesia)	970,000	226,343
Mediaset Espana Comunicacion SA (Spain)*	6,934	79,868
Meredith Corp.	1,267	60,335
Metropole Television SA (France)	57,416	1,231,541
Naspers Ltd. (South Africa) (Class N Stock)	4,778	442,356
News Corp. (Class A Stock)*	16,752	269,037
Nielsen Holdings NV(a)	4,913	179,079
Nippon Television Holdings, Inc. (Japan)	2,300	42,684
Pearson PLC (United Kingdom)	23,712	482,573
Promotora de Informaciones SA (Spain) (Class A Stock)*	28,089	12,312
Quebecor, Inc. (Canada) (Class B Stock)	3,400	80,639
Reed Elsevier NV (Netherlands)	12,435	250,055
Reed Elsevier PLC (United Kingdom)	15,691	211,507
Schibsted ASA (Norway)	1,372	70,739
Scholastic Corp.	1,134	32,489
Scripps Networks Interactive, Inc. (Class A Stock)	1,383	108,026
Shaw Communications, Inc. (Canada) (Class B Stock)	5,900	137,011
Singapore Press Holdings Ltd. (Singapore)	34,000	111,394
Sky Network Television Ltd. (New Zealand)	22,160	107,023
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	77,141
Television Broadcasts Ltd. (Hong Kong)	12,500	78,861
Thomson Reuters Corp. (Canada)	7,600	265,766
Time Warner Cable, Inc.	4,633	517,043
Time Warner, Inc.	19,243	1,266,382
Tokyo Broadcasting System Holdings, Inc. (Japan)	3,100	42,183
TV Asahi Corp. (Japan)	2,100	48,870
Viacom, Inc. (Class B Stock)	7,850	656,103
Walt Disney Co. (The)(a)	30,363	1,958,110
Wiley, (John) & Sons, Inc. (Class A Stock)	2,234	106,539
Wolters Kluwer NV (Netherlands)	7,799	201,077
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	26,609

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (Portugal)	160,029	$952,275

		15,394,222

Metals & Mining — 0.6%
Acerinox SA (Spain)	9,212	105,628
African Barrick Gold PLC (United Kingdom)	10,787	28,636
Agnico-Eagle Mines Ltd. (Canada)	3,900	103,288
Alamos Gold, Inc. (Canada)	29,100	452,017
AMAG Austria Metall AG (Austria), 144A(g)	1,807	50,774
Anglogold Ashanti Ltd. (South Africa), ADR	17,613	233,901
ArcelorMittal (Luxembourg)	36,925	506,266
Arrium Ltd. (Australia)	423,840	483,797
Assa Abloy AB (Sweden) (Class B Stock)	4,576	210,277
AuRico Gold, Inc. (Canada)	15,500	59,138
Aurubis AG (Germany)	2,018	122,368
B2Gold Corp. (Canada)*(a)	16,400	40,918
Barrick Gold Corp. (Canada)	41,900	780,197
Bodycote PLC (United Kingdom)	112,178	1,179,583
Boliden AB (Sweden)	28,250	422,961
Capstone Mining Corp. (Canada)*	120,400	289,881
Centerra Gold, Inc. (Canada)(g)	11,900	55,685
China Hongqiao Group Ltd. (China)	268,500	158,939
China Metal Products Co. Ltd. (Taiwan)	14,000	18,388
China Steel Corp. (Taiwan)	243,680	213,820
China Zhongwang Holdings Ltd. (China)*	223,200	67,713
Cia de Minas Buenaventura SA (Peru), ADR	28,374	332,260
Copper Mountain Mining Corp. (Canada)*	51,152	87,401
DRDGOLD Ltd. (South Africa), ADR	7,088	40,543
Eldorado Gold Corp. (Canada)	19,900	134,270
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	216,350	273,969
Franco-Nevada Corp. (Canada)	2,600	117,953
Furukawa-Sky Aluminum Corp. (Japan)(a)	193,000	648,021
G J Steel PCL (Thailand)*	5,267,700	11,788
Gold Fields Ltd. (South Africa), ADR	38,027	173,783
Goldcorp, Inc. (Canada)	23,400	608,825
Harmony Gold Mining Co. Ltd. (South Africa), ADR	35,256	119,165
Harum Energy Tbk PT (Indonesia)	120,500	28,135
Hunan Nonferrous Metal Corp. Ltd. (China) (Class H Stock)*	212,000	66,233
IAMGOLD Corp. (Canada)	18,900	90,275
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	78,400	157,270
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	86,341	48,184
Kenmare Resources PLC (Ireland)*	944,942	435,986
Kinross Gold Corp. (Canada)	47,200	237,821
Koza Altin Isletmeleri A/S (Turkey)	5,098	81,138
Kyoei Steel Ltd. (Japan)	2,200	40,219
Lubelski Wegiel Bogdanka SA (Poland)	3,198	112,049
Maruichi Steel Tube Ltd. (Japan)	3,300	82,116
Metka SA (Greece)	1,653	27,642
MISUMI Group, Inc. (Japan)	1,700	49,422
MMC Norilsk Nickel OJSC (Russia), ADR	29,810	427,774
New Gold, Inc. (Canada)*	11,200	66,762
Newmont Mining Corp.	14,446	405,933
Nippon Steel Trading Co. Ltd. (Japan)	16,200	56,180
Oiles Corp. (Japan)	2,800	64,367

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Orica Ltd. (Australia)	8,846	$165,742
Osisko Mining Corp. (Canada)*	13,900	70,306
Pan American Silver Corp. (Canada)	6,700	70,769
PanAust Ltd. (Australia)	201,078	397,970
Polyus Gold International Ltd. (Russia)	30,137	93,390
POSCO (South Korea)	2,719	805,455
Precision Castparts Corp.	2,180	495,383
Randgold Resources Ltd. (United Kingdom)	1,505	107,887
Royal Gold, Inc.	1,195	58,149
Rubicon Minerals Corp. (Canada)*	127,600	162,279
Salzgitter AG (Germany)	14,657	608,831
Shin Zu Shing Co. Ltd. (Taiwan)	15,000	33,100
SKF AB (Sweden) (Class B Stock)	5,772	160,663
SNC Former PCL (Thailand)	64,200	40,095
STP & I PCL (Thailand)	88,600	52,864
Sung Kwang Bend Co. Ltd. (South Korea)	9,050	256,733
Tahoe Resources, Inc. (Canada)*	500	9,000
Tenaris SA (Luxembourg)	16,913	395,665
Tiangong International Co. Ltd. (China)	154,000	40,763
Tokyo Steel Manufacturing Co. Ltd. (Japan)*	110,900	658,552
Tung Ho Steel Enterprise Corp. (Taiwan)	113,000	99,968
Vale SA (Brazil), ADR	74,100	1,156,701
Voestalpine AG (Austria)	5,635	269,388
Yamana Gold, Inc. (Canada)	23,300	242,263
Yodogawa Steel Works Ltd. (Japan)	9,000	39,775
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	84,000	75,168

		17,176,518

Miscellaneous Manufacturing — 0.6%
3M Co.	9,562	1,141,798
A.O. Smith Corp.	1,522	68,794
Alfa Laval AB (Sweden)	5,191	125,300
Amano Corp. (Japan)	4,800	49,797
Ansell Ltd. (Australia)	2,741	53,392
AptarGroup, Inc.	1,229	73,900
Blount International, Inc.*	1,660	20,103
Cheil Industries, Inc. (South Korea)	1,107	94,420
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	166,100	298,169
CLARCOR, Inc.	983	54,586
Danaher Corp.	10,491	727,236
Donaldson Co., Inc.	2,419	92,236
FUJIFILM Holdings Corp. (Japan)	29,200	703,716
General Electric Co.	210,404	5,026,552
Glory Ltd. (Japan)	3,000	75,589
GUD Holdings Ltd. (Australia)(a)	10,585	60,039
Hillenbrand, Inc.	2,476	67,768
Illinois Tool Works, Inc.	7,132	543,958
IMI PLC (United Kingdom)	28,031	659,964
ITT Corp.	1,540	55,363
Koninklijke Ten Cate NV (Netherlands)	2,932	82,675
Leggett & Platt, Inc.	2,034	61,325
New Melrose PLC (United Kingdom)	242,391	1,176,819
Nikon Corp. (Japan)	12,400	217,358
Olympus Corp. (Japan)*	2,600	79,420
Orkla ASA (Norway)	31,303	228,042
Pall Corp.	1,421	109,474
Rhi AG (Austria)	2,460	81,278
Siemens AG (Germany)	24,122	2,909,073
Smith & Wesson Holding Corp.*(a)	1,481	16,276

	Shares	Value
COMMON STOCKS (Continued)
Miscellaneous Manufacturing (cont’d.)
Smiths Group PLC (United Kingdom)	8,875	$200,731
Sturm Ruger & Co., Inc.(a)	593	37,140
Sunny Optical Technology Group Co. Ltd. (China)	54,000	56,434
Tamron Co. Ltd. (Japan)	1,200	26,497
Tokai Rubber Industries Ltd. (Japan)	4,100	39,975
Top Glove Corp. Bhd (Malaysia)	50,900	98,224
Trakya Cam Sanayi A/S (Turkey)	62,052	73,795
Wartsila OYJ Abp (Finland)	2,258	102,144
Yem Chio Co. Ltd. (Taiwan)	143,814	109,922

		15,699,282

Office Equipment & Supplies — 0.1%
Canon, Inc. (Japan)	37,600	1,203,927
Neopost SA (France)(a)	2,121	154,446
Okamura Corp. (Japan)	4,000	27,525
Riso Kagaku Corp. (Japan)	2,100	49,101
Sato Holdings Corp. (Japan)	2,700	55,267
Seiko Epson Corp. (Japan)	8,500	140,345
Toshiba TEC Corp. (Japan)	7,000	43,220

		1,673,831

Oil, Gas & Consumable Fuels — 2.5%
AGL Resources, Inc.	3,700	170,311
Anton Oilfield Services Group/Hong Kong (China)	72,000	47,812
Atmos Energy Corp.	2,198	93,613
Bangchak Petroleum PCL (Thailand)	73,400	74,503
Beijing Enterprises Holdings Ltd. (China)	36,500	263,917
Bellatrix Exploration Ltd. (Canada)*	59,600	453,632
BG Group PLC (United Kingdom)	60,658	1,157,947
Bonterra Energy Corp. (Canada)	100	5,453
BP PLC (United Kingdom), ADR	92,544	3,889,624
BW Offshore Ltd. (Norway)	33,054	44,815
Caltex Australia Ltd. (Australia)	33,196	573,532
Canadian Utilities Ltd. (Canada) (Class A Stock)	800	27,517
CenterPoint Energy, Inc.	6,219	149,069
Centrica PLC (United Kingdom)	78,504	469,842
CGG (France)*	33,729	777,525
Chevron Corp.	42,534	5,167,881
China Oil & Gas Group Ltd. (Hong Kong)	280,000	39,777
China Petroleum & Chemical Corp. (China) (Class H Stock)	3,255,200	2,551,656
China Resources Gas Group Ltd. (China)	48,000	122,918
CIMC Enric Holdings Ltd. (China)	32,000	42,956
ConocoPhillips	25,820	1,794,748
Crescent Point Energy Corp. (Canada)	4,700	177,953
Det Norske Oljeselskap ASA (Norway)*	3,388	45,844
Devon Energy Corp.	8,685	501,646
Diamond Offshore Drilling, Inc.(a)	1,227	76,467
DNO International ASA (Norway)*	33,646	74,703
E1 Corp. (South Korea)	1,146	80,718
Ecopetrol SA (Colombia), ADR(a)	20,806	957,076
Enagas SA (Spain)	4,646	113,860
Encana Corp. (Canada)	18,000	311,053
Enerflex Ltd. (Canada)	34,000	458,483
Eni SpA (Italy)	162,777	3,741,948
ENN Energy Holdings Ltd. (China)	62,000	344,943
Ensign Energy Services, Inc. (Canada)	10,900	186,667
ERG SpA (Italy)	7,683	77,451

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Eurasia Drilling Co. Ltd. (Russia), GDR	3,117	$123,823
Exxon Mobil Corp.	86,249	7,420,864
Forum Energy Technologies, Inc.*	1,907	51,508
Fred Olsen Energy ASA (Norway)	1,787	79,333
Fugro NV (Netherlands), CVA	8,129	495,587
Gas Natural SDG SA (Spain)	12,149	254,001
Gazprom Neft OAO (Russia), ADR	9,980	218,163
Gazprom OAO (Russia), ADR	578,115	5,098,974
Genel Energy PLC (United Kingdom)*	5,157	78,227
Gran Tierra Energy, Inc. (Canada)*	37,300	264,709
Hellenic Petroleum SA (Greece)	10,669	112,555
Hilong Holding Ltd. (China)	62,000	36,134
Hong Kong & China Gas Co. Ltd. (Hong Kong)	52,800	127,100
Husky Energy, Inc. (Canada)	5,100	146,655
Idemitsu Kosan Co. Ltd. (Japan)	1,700	147,344
Imperial Oil Ltd. (Canada)	5,000	219,552
Karoon Gas Australia Ltd. (Australia)*	51,005	244,899
Kentz Corp. Ltd. (United Kingdom)	9,332	72,066
Keyera Corp. (Canada)	1,000	56,832
Korea District Heating Corp. (South Korea)	772	71,083
Korea Gas Corp. (South Korea)	1,986	105,215
Kunlun Energy Co. Ltd. (China)	252,000	352,920
Laclede Group, Inc. (The)	1,106	49,770
Legacy Oil + Gas, Inc. (Canada)*	20,501	131,757
Lukoil OAO (Russia), ADR	57,021	3,624,255
Lundin Petroleum AB (Sweden)*	2,739	58,976
Matador Resources Co.*	815	13,309
Medco Energi Internasional Tbk PT (Indonesia)	291,000	65,954
MOL Hungarian Oil & Gas PLC (Hungary)	4,966	359,516
Motor Oil Hellas Corinth Refineries SA (Greece)	10,485	111,387
Mullen Group Ltd. (Canada)	1,900	46,299
National Grid PLC (United Kingdom)	51,548	608,919
Neste Oil OYJ (Finland)	5,920	131,026
New Jersey Resources Corp.	1,145	50,437
NiSource, Inc.	4,477	138,295
Northwest Natural Gas Co.	1,611	67,630
NovaTek OAO (Russia), GDR	6,987	832,719
Ocean Rig UDW, Inc. (Cyprus)*	2,802	50,996
OMV AG (Austria)	13,592	671,162
Osaka Gas Co. Ltd. (Japan)	68,000	289,877
Parkland Fuel Corp. (Canada)	1,900	33,590
PBF Energy, Inc.	2,037	45,731
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	431,500	193,870
PetroChina Co. Ltd. (China) (Class H Stock)	1,958,000	2,157,478
Peyto Exploration & Development Corp. (Canada)	1,500	44,328
Piedmont Natural Gas Co., Inc.	1,710	56,225
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	141,672	277,778
ProSafe SE (Norway)	10,070	80,371
PTT Exploration & Production PCL (Thailand)	67,100	350,730
Questar Corp.	2,312	51,997
Range Resources Corp.	1,082	82,113
Repsol SA (Spain)	39,469	978,580
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	107,903	3,553,849

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	74,066	$2,555,500
Rubis SCA (France)	1,549	97,845
Saipem SpA (Italy)	10,274	223,168
Samchully Co. Ltd. (South Korea)	728	94,153
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	77,569
SEACOR Holdings, Inc.(a)	1,164	105,272
Seadrill Ltd. (Norway)	8,081	362,944
Sempra Energy	3,659	313,210
Shawcor Ltd. (Canada)	9,400	396,423
Showa Shell Sekiyu KK (Japan)	10,500	117,630
Sinopec Engineering Group Co. Ltd. (China)*	59,500	72,786
Sinopec Kantons Holdings Ltd. (China)	60,000	51,586
SK Chemicals Co. Ltd. (South Korea)	1,500	65,312
SK Gas Ltd. (South Korea)	1,406	98,935
Snam SpA (Italy)	72,048	365,146
Southern Pacific Resource Corp. (Canada)*	143,371	93,256
Southwest Gas Corp.	1,408	70,400
Statoil ASA (Norway)	51,062	1,159,782
Sugih Energy Tbk PT (Indonesia)*	2,121,000	81,539
Surgutneftegas OAO (Russia), ADR	142,360	1,248,497
Targa Resources Corp.	843	61,505
Toho Gas Co. Ltd. (Japan)	15,000	78,625
Tokyo Gas Co. Ltd. (Japan)	66,000	362,005
TonenGeneral Sekiyu KK (Japan)	9,000	83,249
Total SA (France)	90,174	5,226,743
UGI Corp.	1,804	70,591
Vectren Corp.	2,294	76,505
Vermilion Energy, Inc. (Canada)	1,600	87,949
Woodside Petroleum Ltd. (Australia)	13,204	472,485

		70,224,938

Paper & Forest Products — 0.1%
BillerudKorsnas AB (Sweden)	2,827	28,527
Canfor Corp. (Canada)*	2,900	65,486
Fibria Celulose SA (Brazil), ADR*	17,200	198,144
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	71,121
Holmen AB (Sweden) (Class B Stock)	4,100	131,905
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)*	349,500	36,557
KapStone Paper and Packaging Corp.	831	35,567
Nippon Paper Industries Co. Ltd. (Japan)	7,300	115,768
Oji Holdings Corp. (Japan)	39,000	183,371
Resolute Forest Products, Inc.*	7,562	99,970
Schweitzer-Mauduit International, Inc.	1,196	72,394
Sumitomo Forestry Co. Ltd. (Japan)	9,000	97,864
Svenska Cellulosa AB (Sweden) (Class B Stock)	12,746	321,190
West Fraser Timber Co. Ltd. (Canada)	800	71,989

		1,529,853

Pharmaceuticals — 1.5%
Abbott Laboratories	29,248	970,741
AbbVie, Inc.	14,826	663,167
Actavis, Inc.*	2,463	354,672
Actelion Ltd. (Switzerland)*	1,497	106,289
Akorn, Inc.*	895	17,614
Alfresa Holdings Corp. (Japan)	1,900	98,103
Alkermes PLC*	1,365	45,891

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Allergan, Inc.	3,280	$296,676
AmerisourceBergen Corp.	3,626	221,549
Astellas Pharma, Inc. (Japan)	10,200	521,016
AstraZeneca PLC (United Kingdom)	34,785	1,808,310
Bayer AG (Germany)	17,592	2,074,640
Bioscrip, Inc.*	1,783	15,655
Brasil Pharma SA (Brazil)*	17,800	62,806
Bristol-Myers Squibb Co.	17,313	801,246
Cardinal Health, Inc.	5,638	294,022
Catamaran Corp.*	2,400	110,255
Celesio AG (Germany)	5,752	129,438
Celltrion, Inc. (South Korea)	1,109	48,243
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	84,000	67,926
China Shineway Pharmaceutical Group Ltd. (China)	35,000	50,849
Chugai Pharmaceutical Co. Ltd. (Japan)	4,100	84,313
CSPC Pharmaceutical Group Ltd. (China)	106,000	56,612
Daiichi Sankyo Co. Ltd. (Japan)	18,800	341,436
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	4,600	62,863
Daito Pharmaceutical Co. Ltd. (Japan)	3,800	56,396
Egis Pharmaceuticals PLC (Hungary)	1,217	153,341
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	67,351	84,843
Eisai Co. Ltd. (Japan)	5,100	207,555
Elan Corp. PLC (Ireland), ADR*	3,850	59,983
Eli Lilly & Co.	10,140	510,346
Endo Health Solutions, Inc.*	3,491	158,631
Express Scripts Holding Co.*	14,267	881,415
Forest Laboratories, Inc.*	3,375	144,416
Galenica AG (Switzerland)	87	73,738
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	41,700	95,254
GlaxoSmithKline PLC (United Kingdom), ADR	15,225	763,838
Grifols SA (Spain)	2,015	82,744
H. Lundbeck A/S (Denmark)	3,749	81,738
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,100	61,480
Hi-Tech Pharmacal Co., Inc.	469	20,237
Hua Han Bio-Pharmaceutical Holdings Ltd. (Hong Kong)	224,000	54,935
Hypermarcas SA (Brazil)	18,200	146,172
Impax Laboratories, Inc.*	1,620	33,226
Ironwood Pharmaceuticals, Inc.*(a)	2,179	25,821
Isis Pharmaceuticals, Inc.*	390	14,641
Johnson & Johnson	42,561	3,689,613
Kalbe Farma Tbk PT (Indonesia)	616,500	62,832
Kissei Pharmaceutical Co. Ltd. (Japan)	4,000	91,812
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,200	68,739
KYORIN Holdings, Inc. (Japan)	2,800	59,872
Kyowa Hakko Kirin Co. Ltd. (Japan)	12,000	123,561
Mallinckrodt PLC*(a)	961	42,348
McKesson Corp.	3,736	479,329
Meda AB (Sweden) (Class A Stock)	7,376	88,725
Medipal Holdings Corp. (Japan)	9,000	111,187
Merck & Co., Inc.	52,554	2,502,096
Merck KGaA (Germany)	2,219	346,347
Microbio Co. Ltd. (Taiwan)	48,886	55,760
Mitsubishi Tanabe Pharma Corp. (Japan)	10,500	147,363
Mylan, Inc.*	6,039	230,509

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	2,500	$58,412
Nippon Shinyaku Co. Ltd. (Japan)	4,000	69,123
Novartis AG (Switzerland)	47,323	3,639,999
Novo Nordisk A/S (Denmark) (Class B Stock)	7,040	1,192,325
Omnicare, Inc.	2,932	162,726
Ono Pharmaceutical Co. Ltd. (Japan)	2,600	159,754
Orion OYJ (Finland) (Class B Stock)	2,439	61,544
Otsuka Holdings Co. Ltd. (Japan)	20,500	594,411
Perrigo Co.	1,107	136,582
Pfizer, Inc.	128,247	3,681,971
Pharmstandard OJSC (Russia), GDR, RegS*	3,836	54,567
Questcor Pharmaceuticals, Inc.(a)	880	51,040
Real Nutriceutical Group Ltd. (Hong Kong)	203,000	51,916
Recordati SpA (Italy)	9,951	119,766
Richter Gedeon Nyrt (Hungary)	19,895	346,454
Roche Holding AG (Switzerland)	6,042	1,630,575
Rohto Pharmaceutical Co. Ltd. (Japan)	5,000	70,611
Salix Pharmaceuticals Ltd.*	845	56,514
Sanofi (France)	37,401	3,787,858
Santarus, Inc.*	868	19,591
Santen Pharmaceutical Co. Ltd. (Japan)	2,000	97,124
Sawai Pharmaceutical Co. Ltd. (Japan)	8,600	603,881
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	70,000	121,931
Shionogi & Co. Ltd. (Japan)	8,400	176,831
Ship Healthcare Holdings, Inc. (Japan)	600	23,404
Shire PLC (Ireland)	8,920	356,844
Sihuan Pharmaceutical Holdings Group Ltd. (China)	164,000	112,501
Sino Biopharmaceutical Ltd. (Hong Kong)	136,000	92,190
Sinopharm Group Co. Ltd. (China) (Class H Stock)	52,000	130,518
Stada Arzneimittel AG (Germany)	2,623	133,010
Suzuken Co. Ltd. (Japan)	3,200	105,399
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,900	125,470
Takeda Pharmaceutical Co. Ltd. (Japan)	16,900	798,188
Teva Pharmaceutical Industries Ltd. (Israel), ADR	40,198	1,518,680
Toho Holdings Co. Ltd. (Japan)	3,100	56,621
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	15,000	48,404
Towa Pharmaceutical Co. Ltd. (Japan)	900	44,702
Tsumura & Co. (Japan)	3,400	99,805
UCB SA (Belgium)	3,775	229,743
Valeant Pharmaceuticals International*	3,600	375,360
VCA Antech, Inc.*	2,807	77,080
Viropharma, Inc.*	995	39,104
Zoetis, Inc.	3,266	101,638

		42,529,342

Pipelines — 0.1%
AltaGas Ltd. (Canada)	8,500	302,107
APA Group (Australia)	21,746	121,160
China Gas Holdings Ltd. (China)	138,000	150,412
Enbridge, Inc. (Canada)	7,500	313,237
Gibson Energy, Inc. (Canada)	3,400	81,134
Kinder Morgan, Inc.	7,046	250,626
ONEOK, Inc.	1,550	82,646

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pipelines (cont’d.)
Pembina Pipeline Corp. (Canada)	4,400	$145,834
SemGroup Corp. (Class A Stock)	766	43,677
Spectra Energy Corp.	8,697	297,698
TransCanada Corp. (Canada)	11,000	483,229

		2,271,760

Real Estate — 0.6%
Advancetek Enterprise Co. Ltd. (Taiwan)	103,000	118,604
Aeon Mall Co. Ltd. (Japan)	3,080	91,683
Aliansce Shopping Centers SA (Brazil)	10,000	90,105
Allreal Holding AG (Switzerland)*	893	124,122
Argosy Property Ltd. (New Zealand)	14,102	10,951
Arnest One Corp. (Japan)	22,000	518,963
Atrium European Real Estate Ltd. (United Kingdom)	21,343	120,779
Ayala Land, Inc. (Philippines)	98,900	61,854
Azrieli Group (Israel)	3,819	121,380
BR Malls Participacoes SA (Brazil)	39,900	364,020
BR Properties SA (Brazil)	27,000	238,411
Brasil Brokers Participacoes SA (Brazil)	16,200	42,103
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	21,800	815,661
Brookfield Office Properties, Inc.	4,200	80,489
CA Immobilien Anlagen AG (Austria)*	11,741	170,282
Capital & Counties Properties PLC (United Kingdom)	27,202	147,431
Capital Property Fund (South Africa), UTS	29,329	30,906
CapitaLand Ltd. (Singapore)	41,000	101,097
CapitaMalls Asia Ltd. (Singapore)	45,000	70,201
Castellum AB (Sweden)	10,644	152,138
Central Pattana PCL (Thailand)	20,400	28,696
Cheung Kong Holdings Ltd. (Hong Kong)	34,000	517,593
China Overseas Grand Oceans Group Ltd. (China)	117,000	142,623
China South City Holdings Ltd. (China)	564,000	180,528
China Vanke Co. Ltd. (China) (Class B Stock)	109,427	199,430
Ciputra Property Tbk PT (Indonesia)	670,500	46,691
Conwert Immobilien Invest SE (Austria)	9,489	111,700
Daibiru Corp. (Japan)	21,300	249,770
Daito Trust Construction Co. Ltd. (Japan)	2,000	200,147
Deutsche Euroshop AG (Germany)	2,822	122,302
Deutsche Wohnen AG (Germany)	4,986	89,224
Direcional Engenharia SA (Brazil)	10,600	57,393
Etalon Group Ltd. (Russia), GDR*	24,965	120,831
Ez Tec Empreendimentos e Participacoes SA (Brazil)	2,700	37,217
Fabege AB (Sweden)	2,376	26,264
Fantasia Holdings Group Co. Ltd. (China)	304,500	48,314
First Capital Realty, Inc. (Canada)	6,800	111,765
FKP Property Group (Australia)	172,556	221,888
Forest City Enterprises, Inc. (Class A Stock)*	2,603	49,301
Fountainhead Property Trust (South Africa), UTS	22,925	18,003
Franshion Properties China Ltd. (China)	460,000	151,765
GAGFAH SA (Germany)*	5,344	69,590
Gazit-Globe Ltd. (Israel)	5,949	79,918
Global Logistic Properties Ltd. (Singapore)	98,000	225,597
Globe Trade Centre SA (Poland)*	26,691	61,810
Grainger PLC (United Kingdom)	8,761	24,763

	Shares	Value
COMMON STOCKS (Continued)
Real Estate (cont’d.)
Growthpoint Properties Ltd. (South Africa)	64,763	$159,169
GSW Immobilien AG (Germany)	3,014	132,417
Hang Lung Group Ltd. (Hong Kong)	36,000	192,420
Hang Lung Properties Ltd. (Hong Kong)	78,000	265,596
Heiwa Real Estate Co. Ltd. (Japan)	600	11,089
Highwealth Construction Corp. (Taiwan)	25,000	55,138
Hongkong Land Holdings Ltd. (Hong Kong)	62,000	409,200
Hopewell Holdings Ltd. (Hong Kong)	30,000	100,500
Howard Hughes Corp. (The)*	741	83,266
Hulic Co. Ltd. (Japan)	8,800	132,296
Hysan Development Co. Ltd. (Hong Kong)	37,000	165,186
Iguatemi Empresa de Shopping Centers SA (Brazil)	6,700	73,491
Iida Home Max (Japan)	900	18,362
IMMOFINANZ AG (Austria)	117,346	512,280
Intershop Holdings (Switzerland)	405	146,890
Kaisa Group Holdings Ltd. (China)*	511,000	142,951
Kawasan Industri Jababeka Tbk PT (Indonesia)	1,634,229	35,201
Kennedy-Wilson Holdings, Inc.	1,912	35,487
Kerry Properties Ltd. (Hong Kong)	31,500	134,548
KLCC Property Holdings Bhd (Malaysia)	11,800	23,278
Kungsleden AB (Sweden)	2,948	19,678
Lend Lease Group (Australia)	15,755	149,413
Lippo Cikarang Tbk PT (Indonesia)*	82,000	36,738
Lippo Karawaci Tbk PT (Indonesia)	1,146,000	107,781
LPS Brasil Consultoria de Imoveis SA (Brazil)	6,700	52,299
Lundbergforetagen AB (Sweden)	2,389	99,453
MBK PCL (Thailand)	23,800	117,174
Mitsui Fudosan Co. Ltd. (Japan)	14,000	472,771
Mobimo Holding AG (Switzerland)*	495	103,505
Nexity SA (France)	22,978	820,447
NTT Urban Development Corp. (Japan)	1,600	21,095
Pakuwon Jati Tbk PT (Indonesia)	1,226,500	30,153
PSP Swiss Property AG (Switzerland)*	1,848	160,497
REA Group Ltd.	790	27,896
Realogy Holdings Corp.*	1,315	56,571
Redefine Properties Ltd. (South Africa), UTS	106,510	103,431
Regus PLC (United Kingdom)	372,365	1,097,617
Renhe Commercial Holdings Co. Ltd. (China)*	1,730,000	99,712
Robinsons Land Corp. (Philippines)	35,300	16,670
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa), UTS	35,844	14,280
Sansiri PCL (Thailand)	1,129,600	83,059
Shanghai Industrial Holdings Ltd. (China)	63,000	208,929
Shanghai Industrial Urban Development Group Ltd. (China)*	284,000	69,738
Siam Future Development PCL (Thailand)	188,900	35,026
SM Prime Holdings, Inc. (Philippines)	126,200	46,372
Soho China Ltd. (China)	337,500	290,831
SP Setia Bhd (Malaysia)	102,800	105,023
St. Joe Co. (The)*(a)	1,649	32,353
Sun Hung Kai Properties Ltd. (Hong Kong)	40,000	544,435
Supalai PCL (Thailand)	68,200	34,449
Surya Semesta Internusa Tbk PT (Indonesia)	586,500	36,447
Swire Properties Ltd. (Hong Kong)	27,200	76,375
Swiss Prime Site AG (Switzerland)*	3,177	245,839

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate (cont’d.)
Tact Home Co. Ltd. (Japan)	16	$35,477
TAG Immobilien AG (Germany)	6,153	76,332
Ticon Industrial Connection PCL (Thailand) (Class F Stock)	96,500	50,286
Tokyu Land Corp. (Japan)	7,000	72,840
Touei Housing Corp. (Japan)	1,300	30,605
Tropicana Corp. Bhd (Malaysia)	165,400	76,620
Unite Group PLC (United Kingdom)	171,488	1,095,491
UOL Group Ltd. (Singapore)	21,000	103,098
Wheelock & Co. Ltd. (Hong Kong)	14,000	74,269
Yanlord Land Group Ltd. (China)	98,000	95,733
Yuexiu Property Co. Ltd. (China)	978,000	269,278
Yuzhou Properties Co. (China)	375,000	84,741

		16,973,895

Real Estate Investment Trusts — 1.0%
Abacus Property Group (Australia)	5,379	11,372
Acadia Realty Trust	1,217	30,036
Activia Properties, Inc. (Japan)	3	26,026
Advance Residence Investment Corp. (Japan)	40	93,524
AG Mortgage Investment Trust, Inc.	2,071	34,420
Alexandria Real Estate Equities, Inc.	2,313	147,685
Allied Properties Real Estate Investment Trust (Canada)	2,700	85,085
American Campus Communities, Inc.	3,442	117,544
American Capital Agency Corp.	15,571	351,437
American Capital Mortgage Investment Corp.	2,088	41,259
American Tower Corp.	2,694	199,706
Annaly Capital Management, Inc.(a)	39,804	460,930
Apartment Investment & Management Co. (Class A Stock)(a)	2,358	65,883
Artis Real Estate Investment Trust (Canada)	2,000	27,591
Ascendas Real Estate Investment Trust (Singapore)	83,000	151,018
Ashford Hospitality Trust, Inc.	1,072	13,228
Associated Estates Realty Corp.(a)	2,834	42,255
Australand Property Group (Australia)	15,771	53,749
AvalonBay Communities, Inc.	3,128	397,538
Befimmo SCA Sicafi (Belgium)	2,258	156,371
Beni Stabili SpA (Italy)	86,309	53,658
Big Yellow Group PLC (United Kingdom)	152,877	1,088,832
BioMed Realty Trust, Inc.	5,751	106,911
Boardwalk Real Estate Investment Trust (Canada)	1,700	95,080
Boston Properties, Inc.	3,631	388,154
Brandywine Realty Trust	2,739	36,100
BRE Properties, Inc.	2,694	136,747
British Land Co. PLC (United Kingdom)	41,857	391,019
BWP Trust (Australia)	7,709	16,411
Calloway Real Estate Investment Trust (Canada)	5,400	127,654
Cambridge Industrial Trust (Singapore)	31,000	16,561
Camden Property Trust	2,634	161,833
Canadian Apartment Properties (Canada)	5,800	115,262
Canadian Real Estate Investment Trust (Canada)	6,600	260,014
CapitaCommercial Trust (Singapore)	100,000	115,456
CapitaMall Trust (Singapore)	96,000	149,993
CapitaMalls Malaysia Trust (Malaysia)	28,400	13,679

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Capstead Mortgage Corp.	6,154	$72,433
Cathay No. 1 REIT (Taiwan)	222,000	150,243
CBL & Associates Properties, Inc.	2,682	51,226
CFS Retail Property Trust Group (Australia)	118,298	221,215
Champion (Hong Kong)	337,000	153,582
Charter Hall Group (Australia)	7,930	27,324
Charter Hall Retail (Australia)	17,346	60,865
Chartwell Retirement Residences (Canada)	1,500	14,708
Chimera Investment Corp.	12,345	37,529
Cofinimmo (Belgium)	1,500	175,753
Colonial Properties Trust	2,866	64,456
Colony Financial, Inc.	2,644	52,827
Cominar Real Estate Investment Trust (Canada)	4,600	85,967
Commonwealth Property Office Fund (Australia)	108,577	115,659
CommonWealth REIT	4,943	108,301
Corio NV (Netherlands)	5,443	234,471
Corporate Office Properties Trust	2,932	67,729
Corrections Corp. of America	1,524	52,654
Cousins Properties, Inc.	2,090	21,506
Cubesmart	2,017	35,983
CYS Investments, Inc.(a)	4,644	37,756
Daiwa Office Investment Corp. (Japan)	15	70,962
Daiwahouse Residential Investment Corp. (Japan)	9	39,099
DCT Industrial Trust, Inc.	5,210	37,460
DDR Corp.(a)	4,068	63,908
Derwent London PLC (United Kingdom)	31,767	1,217,848
Dexus Property Group (Australia)	206,267	193,085
DiamondRock Hospitality Co.	3,450	36,811
Digital Realty Trust, Inc.(a)	3,556	188,824
Douglas Emmett, Inc.	2,192	51,446
Duke Realty Corp.	5,388	83,191
Dundee Real Estate Investment Trust (Canada) (Class A Stock)	2,600	73,301
DuPont Fabros Technology, Inc.(a)	2,268	58,446
EastGroup Properties, Inc.	531	31,440
Education Realty Trust, Inc.	2,056	18,710
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	72,430	98,223
EPR Properties	1,088	53,029
Equity LifeStyle Properties, Inc.	3,272	111,804
Equity One, Inc.	1,013	22,144
Equity Residential	8,524	456,631
Essex Property Trust, Inc.	643	94,971
Eurocommercial Properties NV (Netherlands)	3,794	153,600
Extra Space Storage, Inc.	2,844	130,113
Federal Realty Investment Trust	1,647	167,088
FelCor Lodging Trust, Inc.*	2,030	12,505
Fibra Uno Administracion SA de CV (Mexico)	73,800	204,607
First Industrial Realty Trust, Inc.	1,624	26,422
First Potomac Realty Trust	1,337	16,806
Fonciere des Regions (France)	2,591	214,863
Fortune Real Estate Investment Trust (Hong Kong)	146,000	120,481
Franklin Street Properties Corp.	1,523	19,403
Frasers Commercial Trust (Singapore)	12,000	12,056

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Frontier Real Estate Investment Corp. (Japan)	10	$103,031
Fukuoka REIT Co. (Japan)	2	16,495
Gecina SA (France)	1,474	188,508
General Growth Properties, Inc.	9,048	174,536
GEO Group, Inc. (The)	1,389	46,184
Glimcher Realty Trust	2,436	23,751
Global One Real Estate Investment Corp. (Japan)	12	71,871
Goodman Group (Australia)	24,730	112,688
Goodman Property Trust (New Zealand)	32,882	27,829
Government Properties Income Trust(a)	2,667	63,821
GPT Group (Australia)	81,225	263,538
Great Portland Estates PLC (United Kingdom)	18,184	158,613
H&R Real Estate Investment Trust (Canada), UTS	7,200	148,117
Hammerson PLC (United Kingdom)	11,351	92,024
Hankyu Reit, Inc. (Japan)	5	30,077
Hatteras Financial Corp.	6,479	121,222
HCP, Inc.(a)	15,358	628,910
Health Care REIT, Inc.	7,910	493,426
Healthcare Realty Trust, Inc.	3,550	82,041
Heiwa Real Estate REIT, Inc. (Japan)	52	42,018
Hersha Hospitality Trust	3,363	18,799
Highwoods Properties, Inc.	1,334	47,104
Home Properties, Inc.	2,139	123,527
Hospitality Properties Trust	2,325	65,797
Host Hotels & Resorts, Inc.(a)	12,253	216,510
ICADE (France)	1,315	120,055
Ichigo Real Estate Investment Corp. (Japan)	51	33,798
Industrial & Infrastructure Fund Investment Corp. (Japan)	5	47,467
Inland Real Estate Corp.	2,122	21,708
Intu Properties PLC (United Kingdom)	11,563	60,067
Invesco Mortgage Capital, Inc.	6,977	107,376
Investa Office Fund (Australia)	32,739	90,042
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	6,999	4,608
Japan Excellent, Inc. (Japan)	14	91,077
Japan Hotel REIT Investment Corp. (Japan)	84	39,303
Japan Logistics Fund, Inc. (Japan)	8	80,677
Japan Prime Realty Investment Corp. (Japan)	38	133,474
Japan Real Estate Investment Corp. (Japan)	26	303,141
Japan Rental Housing Investments, Inc. (Japan)	49	36,378
Japan Retail Fund Investment Corp. (Japan)	96	197,666
Kenedix Realty Investment Corp. (Japan)	21	103,292
Kenedix Residential Investment Corp. (Japan)	7	15,296
Kilroy Realty Corp.	1,248	62,338
Kimco Realty Corp.	6,772	136,659
Kite Realty Group Trust	2,127	12,613
Kiwi Income Property Trust (New Zealand)	25,817	23,258
Klepierre (France)	1,540	66,787
Land Securities Group PLC (United Kingdom)	35,500	527,684

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
LaSalle Hotel Properties	1,624	$46,316
Liberty Property Trust(a)	3,448	122,749
Link REIT (The) (Hong Kong)	77,500	378,908
Londonmetric Property PLC (United Kingdom)	499,564	970,467
LTC Properties, Inc.	629	23,889
Macerich Co. (The)	2,261	127,611
Mack-Cali Realty Corp.	3,923	86,071
Mapletree Logistics Trust (Singapore)	27,000	23,049
Mercialys SA (France)	1,052	21,078
MFA Financial, Inc.	6,874	51,211
MID REIT, Inc. (Japan)	27	63,816
Mid-America Apartment Communities, Inc.(a)	1,453	90,813
Mirvac Group (Australia)	91,573	148,869
Mori Hills REIT Investment Corp. (Japan)	11	76,157
Mori Trust Sogo REIT, Inc. (Japan)	9	86,076
National Retail Properties, Inc.(a)	829	26,379
Nippon Accommodations Fund, Inc. (Japan)	7	51,188
Nippon Building Fund, Inc. (Japan)	29	359,819
Nomura Real Estate Office Fund, Inc. (Japan)	31	159,377
Nomura Real Estate Residential Fund, Inc. (Japan)	8	46,396
Orix JREIT, Inc. (Japan)	75	95,286
Parkway Properties, Inc.	730	12,972
Pebblebrook Hotel Trust	1,108	31,811
Pennsylvania Real Estate Investment Trust	1,045	19,541
PennyMac Mortgage Investment Trust	3,927	89,064
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	8,788	152,560
Plum Creek Timber Co., Inc.	1,448	67,810
Post Properties, Inc.	2,168	97,603
Potlatch Corp.	644	25,554
Premier Investment Corp. (Japan)	13	59,394
ProLogis, Inc.	8,162	307,054
PS Business Parks, Inc.	389	29,027
Public Storage	3,460	555,503
Ramco-Gershenson Properties Trust	1,114	17,167
Rayonier, Inc.	1,530	85,145
Realty Income Corp.	847	33,668
Redwood Trust, Inc.(a)	3,483	68,580
Regency Centers Corp.	1,566	75,716
REIT 1 Ltd. (Israel)	39,036	89,979
RioCan Real Estate Investment Trust (Canada)	8,500	200,524
RLJ Lodging Trust	4,263	100,138
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	73,591
Segro PLC (United Kingdom)	12,856	64,484
Sekisui House SI Investment Co. (Japan)	7	36,195
Select Income REIT	3,158	81,476
Senior Housing Properties Trust	6,405	149,493
Shaftesbury PLC (United Kingdom)	4,552	43,459
Simon Property Group, Inc.	6,249	926,289
SL Green Realty Corp.(a)	1,511	134,237
Sovran Self Storage, Inc.	1,452	109,887
Starhill Global (Singapore)	41,000	26,036
Starwood Property Trust, Inc.	3,958	94,873
Stockland (Australia)	59,294	214,328
Sun Communities, Inc.	582	24,805

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Sunstone Hotel Investors, Inc.	2,753	$35,073
Suntec Real Estate Investment Trust (Singapore)	101,000	131,557
Tanger Factory Outlet Centers	2,396	78,229
Taubman Centers, Inc.	1,041	70,070
Tokyu REIT, Inc. (Japan)	12	76,398
Top REIT, Inc. (Japan)	16	80,668
Two Harbors Investment Corp.	8,510	82,632
UDR, Inc.	5,908	140,020
Unibail-Rodamco SE (France)	4,136	1,026,095
United Urban Investment Corp. (Japan)	103	157,147
Vastned Retail NV (Netherlands)	2,747	116,951
Ventas, Inc.	8,722	536,403
Vornado Realty Trust	4,183	351,623
Warehouses De Pauw SCA (Belgium)	1,764	123,554
Washington Real Estate Investment Trust	3,576	90,366
Weingarten Realty Investors	1,818	53,322
Wereldhave NV (Netherlands)	882	63,968
Westfield Group (Australia)	80,413	826,349
Westfield Retail Trust (Australia)	164,944	457,236
Workspace Group PLC (United Kingdom)	8,849	65,039
WP Carey, Inc.	942	60,947
Yuexiu Real Estate Investment Trust (Hong Kong)	358,000	177,296

		29,331,117

Retail & Merchandising — 1.3%
Adastria Holding Co. Ltd. (Japan)	840	39,843
Advance Auto Parts, Inc.	1,299	107,401
Aeon Co. Ltd. (Japan)	29,700	409,949
Aeropostale, Inc.*	2,883	27,100
Ajisen China Holdings Ltd. (Hong Kong)	69,000	69,302
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	3,400	211,978
Almacenes Exito SA (Colombia)	7,545	130,137
Alpen Co. Ltd. (Japan)	1,700	35,286
American Eagle Outfitters, Inc.	3,485	48,755
Anta Sports Products Ltd. (China)	62,000	79,955
AOKI Holdings, Inc. (Japan)	1,300	45,825
Aoyama Trading Co. Ltd. (Japan)	4,300	117,475
Arcs Co. Ltd. (Japan)	2,600	48,252
Ascena Retail Group, Inc.*	3,686	73,462
ASKUL Corp. (Japan)	1,600	37,064
Astra International Tbk PT (Indonesia)	1,168,500	651,045
Autobacs Seven Co. Ltd. (Japan)	5,500	84,321
Autogrill SpA (Italy)*	4,597	80,922
AutoNation, Inc.*	1,067	55,665
Baoxin Auto Group Ltd. (China)	70,500	65,805
Barnes & Noble, Inc.*	1,099	14,221
BayWa AG (Germany)	1,722	86,222
Bed Bath & Beyond, Inc.*	4,680	362,045
Belle International Holdings Ltd. (Hong Kong)	235,000	341,681
Best Buy Co., Inc.(a)	6,346	237,975
Bic Camera, Inc. (Japan)	94	44,502
Big Lots, Inc.*(a)	1,641	60,865
Bijou Brigitte AG (Germany)	651	66,009
BJ’s Restaurants, Inc.*	851	24,441
Bloomin’ Brands, Inc.*	625	14,756
Bob Evans Farms, Inc.	1,128	64,601

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Bosideng International Holdings Ltd. (Hong Kong)	336,000	$81,061
Brinker International, Inc.(a)	696	28,209
Buckle, Inc. (The)(a)	852	46,051
Can Do Co. Ltd. (Japan)	2,100	36,807
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	3,000	265,706
Casey’s General Stores, Inc.	1,167	85,775
Cash America International, Inc.(a)	837	37,899
Cato Corp. (The) (Class A Stock)	1,561	43,677
Cawachi Ltd. (Japan)	2,200	43,618
Children’s Place Retail Stores, Inc. (The)*	848	49,065
China Dongxiang Group Co. (China)	444,000	69,354
China Resources Enterprise Ltd. (China)	112,000	356,410
Chipotle Mexican Grill, Inc.*	262	112,319
Chiyoda Co. Ltd. (Japan)	1,500	31,941
Citizen Holdings Co. Ltd. (Japan)	17,300	121,795
Cocokara Fine, Inc. (Japan)	1,500	47,756
Copart, Inc.*	1,675	53,248
Cosmos Pharmaceutical Corp. (Japan)	200	26,381
Costco Wholesale Corp.	6,363	732,509
CP ALL PCL (Thailand)	114,300	128,807
Cracker Barrel Old Country Store, Inc.	684	70,616
CVS Caremark Corp.	34,754	1,972,289
Daphne International Holdings Ltd. (China)	76,000	46,417
Darden Restaurants, Inc.(a)	2,316	107,208
David Jones Ltd. (Australia)(a)	239,742	646,952
DCM Holdings Co. Ltd. (Japan)	8,900	63,161
Delticom AG (Germany)	12,253	690,576
Dollar General Corp.*	5,637	318,265
Dollar Tree, Inc.*	3,741	213,836
Dollarama, Inc. (Canada)	1,100	89,395
Dominion Diamond Corp. (Canada)*	16,600	202,897
Don Quijote Co. Ltd. (Japan)	1,500	94,020
Doutor Nichires Holdings Co. Ltd. (Japan)	37,600	659,935
DSW, Inc. (Class A Stock)	489	41,721
Dufry AG (Switzerland)*	6,027	907,058
Dunkin’ Brands Group, Inc.	811	36,706
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	6,100	68,878
E-Mart Co. Ltd. (South Korea)	661	148,937
Esprit Holdings Ltd. (Hong Kong)	29,500	47,241
Express, Inc.*	1,483	34,984
EZCORP, Inc. (Class A Stock)*	1,697	28,645
Family Dollar Stores, Inc.	1,662	119,697
FamilyMart Co. Ltd. (Japan)	1,900	82,296
Fast Retailing Co. Ltd. (Japan)	600	226,291
Fielmann AG (Germany)	647	68,511
Finish Line, Inc. (The) (Class A Stock)	1,428	35,514
First Cash Financial Services, Inc.*	646	37,436
Folli Follie SA (Greece)*	5,268	136,815
Foot Locker, Inc.	3,324	112,817
GameStop Corp. (Class A Stock)	3,220	159,873
Gap, Inc. (The)	4,684	188,672
Geo Holdings Corp. (Japan)	8,000	74,789
Giordano International Ltd. (Hong Kong)	66,000	60,229
GNC Holdings, Inc. (Class A Stock)	1,621	88,555
Golden Eagle Retail Group Ltd. (China)	48,000	74,950
GOME Electrical Appliances Holding Ltd. (Hong Kong)	1,428,000	182,534
Greene King PLC (United Kingdom)	83,600	1,084,295

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Grupo Comercial Chedraui SA de CV (Mexico)	23,900	$75,501
H2O Retailing Corp. (Japan)	4,000	33,156
Harvey Norman Holdings Ltd. (Australia)	16,067	47,749
Haverty Furniture Cos., Inc.	1,125	27,596
Heiwado Co. Ltd. (Japan)	4,300	67,019
Hennes & Mauritz AB (Sweden) (Class B Stock)	5,997	260,549
hhgregg, Inc.*	1,725	30,895
Home Depot, Inc. (The)	16,531	1,253,876
Honeys Co. Ltd. (Japan)	3,070	33,505
HSN, Inc.	601	32,226
Hyundai Department Store Co. Ltd. (South Korea)	456	68,367
Inditex SA (Spain)	2,808	433,141
Indomobil Sukses Internasional Tbk PT (Indonesia)	192,000	92,848
International Meal Co. Holdings SA (Brazil)*	6,300	56,852
Isetan Mitsukoshi Holdings Ltd. (Japan)	13,400	199,218
Izumi Co. Ltd. (Japan)	2,500	72,916
J Front Retailing Co. Ltd. (Japan)	19,000	154,329
J.C. Penney Co., Inc.*	1,983	17,490
Jack in the Box, Inc.*	1,845	73,800
JB Hi-Fi Ltd. (Australia)	1,206	23,578
Jos. A. Bank Clothiers, Inc.*	906	39,828
Jumbo SA (Greece)*	12,604	157,153
Kappa Create Holdings Co. Ltd. (Japan)	4,100	78,480
Kering (France)	1,819	407,641
Kingfisher PLC (United Kingdom)	82,714	516,702
Kohl’s Corp.	5,870	303,773
Kohnan Shoji Co. Ltd. (Japan)	7,000	76,950
Komeri Co. Ltd. (Japan)	1,800	44,179
Konaka Co. Ltd. (Japan)	3,100	29,319
K’s Holdings Corp. (Japan)	19,700	539,195
Kura Corp. (Japan)	3,100	51,569
Kusuri No Aoki Co. Ltd. (Japan)	600	39,240
Lawson, Inc. (Japan)	800	62,724
Li Ning Co. Ltd. (China)*	97,000	76,441
Lojas Renner SA (Brazil)	3,300	95,175
Lotte Shopping Co. Ltd. (South Korea)	553	195,735
Lowe’s Cos., Inc.	16,512	786,136
Marks & Spencer Group PLC (United Kingdom)	38,044	305,691
Marui Group Co. Ltd. (Japan)	11,000	103,354
Matahari Putra Prima Tbk PT (Indonesia)	334,000	59,168
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	61,445
Matsuya Foods Co. Ltd. (Japan)	2,200	34,833
McDonald’s Corp.	14,370	1,382,538
McDonald’s Holdings Co. Japan Ltd. (Japan)	1,300	35,815
Men’s Wearhouse, Inc. (The)(a)	1,437	48,930
Ministop Co. Ltd. (Japan)	3,900	60,828
Minor International PCL (Thailand)	77,100	59,649
MSC Industrial Direct Co., Inc. (Class A Stock)	981	79,804
Next PLC (United Kingdom)	1,385	115,723
Nitori Holdings Co. Ltd. (Japan)	1,300	119,048
Nu Skin Enterprises, Inc. (Class A Stock)	1,199	114,792
O’Reilly Automotive, Inc.*(a)	1,853	236,424
Panera Bread Co. (Class A Stock)*	311	49,303
Papa John’s International, Inc.	627	43,815

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Parkson Retail Group Ltd. (China)	164,000	$68,959
PetSmart, Inc.	1,199	91,436
Plenus Co. Ltd. (Japan)	3,000	57,860
Ports Design Ltd. (Hong Kong)	59,000	41,515
Premier Investments Ltd. (Australia)	7,805	63,005
Raia Drogasil SA (Brazil)	10,100	82,074
Regis Corp.	2,702	39,665
Restaurant Group PLC (United Kingdom)	7,059	60,778
Restoration Hardware Holdings, Inc.	235	14,887
Rona, Inc. (Canada)	6,300	72,416
Ross Stores, Inc.	3,518	256,110
Ryohin Keikaku Co. Ltd. (Japan)	600	54,238
SACI Falabella (Chile)	16,531	157,767
Saizeriya Co. Ltd. (Japan)	3,600	48,335
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	82,200	158,049
Shimachu Co. Ltd. (Japan)	5,400	134,168
Shimamura Co. Ltd. (Japan)	700	69,696
Shinsegae Co. Ltd. (South Korea)	511	109,698
Shoppers Drug Mart Corp. (Canada)	5,000	287,947
Siam Makro PCL (Thailand)	1,900	37,052
Signet Jewelers Ltd. (United Kingdom)	1,703	122,020
SM Investments Corp. (Philippines)	1	9
Staples, Inc.	21,477	314,638
Starbucks Corp.	6,384	491,376
Stockmann OYJ Abp (Finland) (Class B Stock)	4,409	75,182
Sugi Holdings Co. Ltd. (Japan)	1,200	51,523
Sun Art Retail Group Ltd. (China)	128,500	184,401
Sundrug Co. Ltd. (Japan)	1,300	64,890
Super Retail Group Ltd. (Australia)	3,232	39,099
Susser Holdings Corp.*(a)	512	27,213
Takashimaya Co. Ltd. (Japan)	14,000	131,661
Target Corp.	14,976	958,164
Texas Roadhouse, Inc.	1,698	44,623
Tim Hortons, Inc. (Canada)	2,400	139,193
TJX Cos., Inc. (The)	9,908	558,712
Tractor Supply Co.	1,560	104,785
Tsuruha Holdings, Inc. (Japan)	300	26,469
Turcas Petrol A/S (Turkey)	44,000	62,066
Ulta Salon Cosmetics & Fragrance, Inc.*	592	70,720
Urban Outfitters, Inc.*	1,077	39,601
USS Co. Ltd. (Japan)	5,100	73,844
Valor Co. Ltd. (Japan)	5,100	77,340
Valora Holding AG (Switzerland)	463	105,178
Vitamin Shoppe, Inc.*(a)	844	36,925
Walgreen Co.	19,935	1,072,503
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)(a)	197,300	516,406
Wal-Mart Stores, Inc.	36,543	2,702,720
WATAMI Co. Ltd. (Japan)	5,800	97,551
Wesfarmers Ltd. (Australia)	23,802	914,384
WH Smith PLC (United Kingdom)	4,282	57,296
World Fuel Services Corp.	1,585	59,136
Wumart Stores, Inc. (China) (Class H Stock)	44,000	78,457
Xebio Co. Ltd. (Japan)	2,400	54,116
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	183,000	100,740
Yamada Denki Co. Ltd. (Japan)	69,000	204,090
Yellow Hat Ltd. (Japan)	1,900	35,603
Yoshinoya Holdings Co. Ltd. (Japan)	6,200	72,593

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Yum! Brands, Inc.	4,183	$298,624
Zhongsheng Group Holdings Ltd. (China)	58,500	92,193

		36,885,969

Savings & Loan
Astoria Financial Corp.	5,057	62,909
Berkshire Hills Bancorp, Inc.	1,142	28,676
Capitol Federal Financial, Inc.	8,398	104,387
EverBank Financial Corp.	3,822	57,254
First Niagara Financial Group, Inc.	12,430	128,899
Hudson City Bancorp, Inc.	7,575	68,554
New York Community Bancorp, Inc.(a)	13,195	199,376
Northwest Bancshares, Inc.	5,480	72,446
People’s United Financial, Inc.(a)	8,003	115,083
Provident Financial Services, Inc.	2,683	43,491
Provident New York Bancorp	2,990	32,561
Washington Federal, Inc.	3,826	79,122

		992,758

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Semiconductor Engineering, Inc. (Taiwan)	125,000	120,904
Altera Corp.(a)	3,708	137,789
ams AG (Austria)	896	85,404
Analog Devices, Inc.	3,777	177,708
Applied Materials, Inc.	22,938	402,333
ARM Holdings PLC (United Kingdom)	5,910	94,596
ASM Pacific Technology Ltd. (Hong Kong)	3,700	37,587
ASML Holding NV (Netherlands)	8,729	862,208
Broadcom Corp. (Class A Stock)	11,756	305,774
Emulex Corp.*	5,475	42,486
Epistar Corp. (Taiwan)	194,000	367,207
Hanergy Solar Group Ltd. (Hong Kong)*	1,308,000	236,560
Infineon Technologies AG (Germany)	47,712	478,185
Intel Corp.	113,174	2,593,948
King Yuan Electronics Co. Ltd. (Taiwan)	83,000	57,233
Linear Technology Corp.	2,084	82,651
Macronix International (Taiwan)*	220,000	53,581
Maxim Integrated Products, Inc.	3,886	115,803
MediaTek, Inc. (Taiwan)	12,000	148,227
Megachips Corp. (Japan)	2,100	33,589
Microchip Technology, Inc.(a)	2,360	95,084
Nuflare Technology, Inc. (Japan)	5,000	634,009
Powertech Technology, Inc. (Taiwan)	40,000	75,239
QLogic Corp.*	3,697	40,445
QUALCOMM, Inc.	27,619	1,860,416
Rohm Co. Ltd. (Japan)	5,100	210,308
Rovi Corp.*	4,380	83,965
Samsung Electronics Co. Ltd. (South Korea)	3,514	4,469,786
Semiconductor Manufacturing International Corp. (China)*	2,078,000	140,279
Semtech Corp.*	1,915	57,431
Seoul Semiconductor Co. Ltd. (South Korea)	7,776	293,487
Silicon Laboratories, Inc.*	741	31,648
SK Hynix, Inc. (South Korea)*	12,380	348,639
STMicroelectronics NV (Switzerland)	36,546	337,497
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	62,400	1,058,304
Texas Instruments, Inc.	15,140	609,688

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	5,000	$268,996
Volterra Semiconductor Corp.*	1,845	42,435
Xilinx, Inc.	2,607	122,164

		17,213,593

Shipbuilding
Huntington Ingalls Industries, Inc.	1,690	113,906
Hyundai Mipo Dockyard (South Korea)	3,279	478,582
Vard Holdings Ltd. (Norway)*	46,000	31,930
Yangzijiang Shipbuilding Holdings Ltd. (China)	251,000	219,314

		843,732

Software — 0.5%
ACI Worldwide, Inc.*	1,180	63,791
Activision Blizzard, Inc.	10,322	172,068
Acxiom Corp.*	1,872	53,146
Adobe Systems, Inc.*	5,536	287,540
Advent Software, Inc.	797	25,305
Allscripts Healthcare Solutions, Inc.*	4,441	66,038
Amadeus IT Holding SA (Spain) (Class A Stock)	7,534	267,134
ANSYS, Inc.*	981	84,876
Aspen Technology, Inc.*	913	31,544
Aveva Group PLC (United Kingdom)	1,550	65,176
Bottomline Technologies de, Inc.*	1,166	32,508
Broadridge Financial Solutions, Inc.	3,123	99,155
CA, Inc.	7,709	228,726
Capcom Co. Ltd. (Japan)	2,000	38,514
Cerner Corp.*	2,432	127,802
CommVault Systems, Inc.*	345	30,301
Dassault Systemes SA (France)	1,207	161,102
Digital River, Inc.*	2,709	48,410
Electronic Arts, Inc.*	5,270	134,649
EPAM Systems, Inc.*	985	33,983
Fidelity National Information Services, Inc.	6,643	308,501
Fiserv, Inc.*	1,977	199,776
Fuji Soft, Inc. (Japan)	2,200	41,684
Imperva, Inc.*	556	23,363
Infoblox, Inc.*	594	24,841
Informatica Corp.*	1,236	48,167
interXion Holding NV (Netherlands)*	1,993	44,324
Intuit, Inc.	4,642	307,811
IT Holdings Corp. (Japan)	5,400	68,352
Kingsoft Corp. Ltd. (China)	39,000	92,527
Konami Corp. (Japan)	4,000	92,494
Microsoft Corp.	145,836	4,857,797
MSCI, Inc.*	2,448	98,556
Netdragon Websoft, Inc. (Hong Kong)	20,000	54,203
Nihon Unisys Ltd. (Japan)	5,100	44,006
Nomura Research Institute Ltd. (Japan)	3,300	114,642
Open Text Corp. (Canada)	1,400	104,614
Oracle Corp.	75,165	2,493,223
Progress Software Corp.*	2,717	70,316
Sage Group PLC (The) (United Kingdom)	21,913	117,010
SAP AG (Germany)	24,725	1,828,539
ServiceNow, Inc.*	859	44,625
SimCorp A/S (Denmark)	3,850	129,465
Software AG (Germany)	2,809	99,992
SolarWinds, Inc.*	987	34,604
Solera Holdings, Inc.	1,326	70,106

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Square Enix Holdings Co. Ltd. (Japan)	3,700	$58,753
SS&C Technologies Holdings, Inc.*	1,261	48,044
SYNNEX Corp.*	989	60,774
Totvs SA (Brazil)	4,800	80,892
UBISOFT Entertainment (France)*	5,455	84,342
Unit4 NV (Netherlands)	2,485	97,322
Verint Systems, Inc.*	1,459	54,071

		13,949,504

Storage/Warehousing
Mitsubishi Logistics Corp. (Japan)	6,000	90,978
Mitsui-Soko Co. Ltd. (Japan)	5,000	28,000
Sumitomo Warehouse Co. Ltd. (The) (Japan)	8,000	49,897
Wesco Aircraft Holdings, Inc.*	2,511	52,555

		221,430

Telecommunications — 1.9%
8x8, Inc.*	1,465	14,753
ADTRAN, Inc.	1,436	38,255
Advanced Info Service PCL (Thailand)	14,600	119,022
Amdocs Ltd.	5,763	211,156
America Movil SAB de CV (Mexico) (Class L Stock), ADR	123,370	2,443,960
ARRIS Group, Inc.*	3,418	58,311
AT&T, Inc.	105,683	3,574,199
Axiata Group Bhd (Malaysia)	81,700	172,505
BCE, Inc. (Canada)	4,000	170,943
Belgacom SA (Belgium)	4,459	118,596
Bell Aliant, Inc. (Canada)	6,500	161,861
Bezeq Israeli Telecommunication Corp. Ltd. (The) (Israel)	84,088	154,620
CalAmp Corp.*	347	6,118
CenturyLink, Inc.(a)	18,026	565,656
China All Access Holdings Ltd. (Hong Kong)	154,000	57,683
China Communications Services Corp. Ltd. (China) (Class H Stock)	286,000	167,177
China Mobile Ltd. (China)	430,000	4,838,425
China Telecom Corp. Ltd. (China) (Class H Stock)	1,470,000	725,898
China Unicom Hong Kong Ltd. (China)	434,000	673,432
China Wireless Technologies Ltd. (China)	144,000	57,648
Chorus Ltd. (New Zealand)	8,123	18,212
Chunghwa Telecom Co. Ltd. (Taiwan)	70,000	222,846
Cisco Systems, Inc.	118,629	2,778,291
Colt Group SA (United Kingdom)*	19,386	36,563
Comba Telecom Systems Holdings Ltd. (Hong Kong)*	180,500	59,917
Comtech Telecommunications Corp.	1,029	25,025
Consolidated Communications Holdings, Inc.	1,789	30,842
Crown Castle International Corp.*	1,653	120,719
Denki Kogyo Co. Ltd. (Japan)	9,000	57,487
Deutsche Telekom AG (Germany)	170,807	2,473,855
DigitalGlobe, Inc.*	1,154	36,489
EchoStar Corp. (Class A Stock)*	1,426	62,658
Elisa OYJ (Finland)	3,370	80,473
ENTEL Chile SA (Chile)	8,125	131,296
Eutelsat Communications SA (France)	4,381	138,465
FIH Mobile Ltd. (China)*	526,000	326,102
Freenet AG (Germany)*	4,586	110,796

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Frontier Communications Corp.(a)	11,718	$48,864
Gemtek Technology Corp. (Taiwan)	57,000	58,671
Globecomm Systems, Inc.*	1,197	16,794
GN Store Nord A/S (Denmark)	6,129	129,060
Harris Corp.	2,557	151,630
Hellenic Telecommunications Organization SA (Greece)*	20,361	211,892
Hitachi Kokusai Electric, Inc. (Japan)	1,000	12,048
HKT Trust/HKT Ltd. (Hong Kong)	62,000	58,297
Indosat Tbk PT (Indonesia)	123,000	44,060
Inmarsat PLC (United Kingdom)	5,719	65,599
InterDigital, Inc.(a)	503	18,777
Iridium Communications, Inc.*	3,910	26,901
Jazztel PLC (Spain)*	6,157	66,886
KDDI Corp. (Japan)	22,300	1,145,996
Koninklijke KPN NV (Netherlands)*	104,482	332,682
KT Corp. (South Korea)	8,110	271,619
LG Uplus Corp. (South Korea)*	9,240	99,324
M2 Telecommunications Group Ltd. (Australia)	5,854	33,176
Magyar Telekom Telecommunications PLC (Hungary)	148,596	206,834
Manitoba Telecom Services, Inc. (Canada)	2,800	89,297
Maroc Telecom SA (Morocco)	8,761	100,470
MegaFon OAO (Russia), GDR	16,503	584,026
Millicom International Cellular SA (Luxembourg), SDR	1,419	125,535
Mobile Telesystems OJSC (Russia), ADR	21,500	478,590
Mobistar SA (Belgium)	1,569	26,670
Motorola Solutions, Inc.	3,308	196,429
MTN Group Ltd. (South Africa)	23,823	465,222
Netia SA (Poland)*	21,189	33,247
NeuStar, Inc. (Class A Stock)*	1,539	76,150
NICE Systems Ltd. (Israel), ADR	3,808	157,537
Nippon Telegraph & Telephone Corp. (Japan)	29,000	1,509,470
Nokia OYJ (Finland)*	115,565	756,018
NTT DoCoMo, Inc. (Japan)	67,100	1,087,298
Orange SA (France)	126,301	1,581,489
Palo Alto Networks, Inc.*	568	26,026
Partner Communications Co. Ltd. (Israel)*	10,372	83,067
Philippine Long Distance Telephone Co. (Philippines), ADR	8,170	554,253
PKC Group OYJ (Finland)	2,207	71,538
Portugal Telecom SGPS SA (Portugal)	66,211	298,535
Premiere Global Services, Inc.*	1,423	14,173
Rogers Communications, Inc. (Canada) (Class B Stock)	7,300	313,885
Ruckus Wireless, Inc.(a)	1,710	28,779
Samart Corp. PCL (Thailand)	72,300	43,916
Samsung SDI Co. Ltd. (South Korea)	1,123	195,701
Sercomm Corp. (Taiwan)	23,000	32,585
SES SA (Luxembourg)	6,664	190,693
Sierra Wireless, Inc. (Canada)*	44,823	450,384
Singapore Telecommunications Ltd. (Singapore)	116,000	345,459
SK Telecom Co. Ltd. (South Korea)	1,344	274,834
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,000	50,367
Softbank Corp. (Japan)	18,500	1,284,779
Swisscom AG (Switzerland)	22	10,572

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
TDC A/S (Denmark)	22,725	$192,291
Tele2 AB (Sweden) (Class B Stock)	9,551	122,099
Telecity Group PLC (United Kingdom)	95,329	1,280,621
Telecom Corp of New Zealand Ltd. (New Zealand)	44,317	85,487
Telecom Italia SpA (Italy)	1,704,998	1,402,853
Telecom Italia SpA (RSP) (Italy)	1,084,262	720,574
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	67,993	905,581
Telefonica Brasil SA (Brazil), ADR	33,800	758,472
Telefonica Czech Republic A/S (Czech Republic)	16,192	257,113
Telefonica Deutschland Holding AG (Germany)	28,546	225,339
Telefonica SA (Spain)*	137,818	2,142,535
Telekom Austria AG (Austria)	14,148	118,458
Telekom Malaysia Bhd (Malaysia)	102,800	165,262
Telekomunikacja Polska SA (Poland)	95,824	254,684
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,292,500	416,510
Telenor ASA (Norway)	26,460	604,702
Telephone & Data Systems, Inc.	1,920	56,736
TeliaSonera AB (Sweden)	56,090	429,142
Telstra Corp. Ltd. (Australia)	36,495	169,343
TELUS Corp. (Canada)	3,700	122,544
Tim Participacoes SA (Brazil), ADR	10,400	245,128
Tpg Telecom Ltd. (Australia)	11,328	45,868
Turk Telekomunikasyon A/S (Turkey)	30,949	107,753
Turkcell Iletisim Hizmet A/S (Turkey)*	78,220	459,635
tw telecom, Inc.*	2,428	72,512
Ubiquiti Networks, Inc.	401	13,470
Verizon Communications, Inc.	35,812	1,670,988
ViaSat, Inc.*	654	41,693
Vivendi SA (France)	61,485	1,414,356
Vodafone Group PLC (United Kingdom), ADR	133,677	4,702,757
VTech Holdings Ltd. (Hong Kong)	4,000	51,675
Xl Axiata Tbk PT (Indonesia)	172,500	63,354
ZTE Corp. (China) (Class H Stock)*	50,200	103,873

		54,999,766

Textiles, Apparel & Luxury Goods — 0.2%
Adidas AG (Germany)	5,809	630,112
Asics Corp. (Japan)	43,100	744,867
Brunello Cucinelli SpA (Italy)	72	2,339
Carter’s, Inc.(a)	947	71,868
Christian Dior SA (France)	1,506	295,573
Cia Hering (Brazil)	4,300	65,520
Cintas Corp.(a)	2,031	103,987
Fila Korea Ltd. (South Korea)	1,382	90,025
Gildan Activewear, Inc. (Canada)	2,300	106,733
Grendene SA (Brazil)	7,000	62,031
Gunze Ltd. (Japan)	24,000	65,328
Handsome Co. Ltd. (South Korea)	1,910	51,155
Hansae Co. Ltd. (South Korea)	2,400	35,036
Hugo Boss AG (Germany)	298	38,539
LG Fashion Corp. (South Korea)	2,090	58,747
LVMH Moet Hennessy Louis Vuitton SA (France)	5,664	1,116,178
NIKE, Inc. (Class B Stock)	10,346	751,533
Nisshinbo Holdings, Inc. (Japan)	12,000	99,357

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Onward Holdings Co. Ltd. (Japan)	8,000	$70,566
POU Chen Corp. (Taiwan)	96,000	111,858
Prada SpA (Italy)	8,700	84,506
Puma SE (Germany)	269	80,757
Sanyo Shokai Ltd. (Japan)	15,000	39,015
Shenzhou International Group Holdings Ltd. (Hong Kong)	38,000	123,455
Skechers USA, Inc. (Class A Stock)*	1,433	44,581
Texwinca Holdings Ltd. (Hong Kong)	48,000	44,470
Toray Industries, Inc. (Japan)	43,000	283,567
Toyobo Co. Ltd. (Japan)	37,000	71,115
TSI Holdings Co. Ltd. (Japan)	13,400	90,780
VF Corp.	1,332	265,135
Wacoal Holdings Corp. (Japan)	13,000	138,655
Weiqiao Textile Co. (China) (Class H Stock)	101,000	59,267
Wolverine World Wide, Inc.	980	57,065
Youngone Corp. (South Korea)	460	13,548
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	97,709

		6,064,977

Tobacco
Souza Cruz SA (Brazil)	7,300	87,318

Transportation — 0.5%
Aegean Marine Petroleum Network, Inc. (Greece)	2,361	28,001
ALL - America Latina Logistica SA (Brazil)	30,300	120,309
Ansaldo STS SpA (Italy)	6,531	60,459
Asciano Ltd. (Australia)	22,305	121,513
Aurizon Holdings Ltd. (Australia)	5,506	24,057
bpost SA (Belgium)*	47,793	914,247
BTS Group Holdings PCL (Thailand)	287,100	80,311
C.H. Robinson Worldwide, Inc.(a)	2,071	123,349
Cabcharge Australia Ltd. (Australia)(a)	10,040	34,639
Canadian National Railway Co. (Canada)	7,500	759,939
Canadian Pacific Railway Ltd. (Canada)	1,800	222,088
Central Japan Railway Co. (Japan)	6,300	808,635
Clarkson PLC (United Kingdom)	2,253	82,067
ComfortDelGro Corp. Ltd. (Singapore)	44,000	69,238
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	214	109,962
Costamare, Inc. (Greece)	2,830	49,893
Deutsche Post AG (Germany)	27,845	923,565
Diana Shipping, Inc. (Greece)*	16,737	202,016
East Japan Railway Co. (Japan)	11,400	982,506
Era Group, Inc.*	951	25,848
Expeditors International of Washington, Inc.	1,797	79,176
FedEx Corp.	6,200	707,482
FirstGroup PLC (United Kingdom)	29,730	57,542
Gategroup Holding AG (Switzerland)*	33,642	861,185
Globaltrans Investment PLC (Cyprus), GDR	14,290	207,419
Golar LNG Ltd. (Norway)	1,388	52,286
Guangshen Railway Co. Ltd. (China) (Class H Stock)	164,000	86,115
Hankyu Hanshin Holdings, Inc. (Japan)	38,000	211,209
Heartland Express, Inc.	4,180	59,314
Hitachi Transport System Ltd. (Japan)	2,600	36,219
Hub Group, Inc. (Class A Stock)*	1,140	44,722
Hutchison Port Holdings Trust (Singapore), UTS	230,000	179,400
Hyundai Glovis Co. Ltd. (South Korea)	434	85,012

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation (cont’d.)
J.B. Hunt Transport Services, Inc.	797	$58,125
Kamigumi Co. Ltd. (Japan)	12,000	102,161
Keikyu Corp. (Japan)	8,000	75,743
Keio Corp. (Japan)	24,000	172,391
Keisei Electric Railway Co. Ltd. (Japan)	76,000	793,444
Kintetsu Corp. (Japan)	25,000	93,344
Knight Transportation, Inc.	3,177	52,484
Koninklijke Vopak NV (Netherlands)	1,907	109,289
Kuehne & Nagel International AG (Switzerland)	587	76,993
Landstar System, Inc.	977	54,692
MTR Corp. Ltd. (Hong Kong)	31,500	124,718
Nagoya Railroad Co. Ltd. (Japan)	34,000	99,797
Nankai Electric Railway Co. Ltd. (Japan)	13,000	49,158
National Express Group PLC (United Kingdom)	12,339	51,235
Navios Maritime Holdings, Inc.	9,834	70,018
Nippon Express Co. Ltd. (Japan)	36,000	180,896
Nippon Konpo Unyu Soko Co. Ltd. (Japan)	5,100	89,538
Norfolk Southern Corp.	5,733	443,448
Odakyu Electric Railway Co. Ltd. (Japan)	7,000	69,681
Oesterreichische Post AG (Austria)	1,951	88,564
Orient Overseas International Ltd. (Hong Kong)	48,000	282,231
Pos Malaysia Bhd (Malaysia)	78,600	130,216
Safe Bulkers, Inc. (Greece), ADR	5,708	38,814
Sankyu, Inc. (Japan)	14,000	46,311
Seino Holdings Co. Ltd. (Japan)	13,000	133,069
Senko Co. Ltd. (Japan)	8,000	40,291
Ship Finance International Ltd. (Norway)	3,114	47,551
Sinotrans Ltd. (China) (Class H Stock)	147,000	38,706
SMRT Corp. Ltd. (Singapore)	89,000	91,544
Stolt-Nielsen Ltd. (Norway)	3,470	90,598
Tidewater, Inc.	1,387	82,235
TNT Express NV (Netherlands)	12,998	118,649
Tobu Railway Co. Ltd. (Japan)	30,000	158,633
Tokyu Corp. (Japan)	25,000	178,674
Toll Holdings Ltd. (Australia)	14,636	79,721
Tsakos Energy Navigation Ltd.	7,531	39,237
Union Pacific Corp.	7,475	1,161,167
United Parcel Service, Inc. (Class B Stock)	4,849	443,053
Werner Enterprises, Inc.	1,578	36,815
West Japan Railway Co. (Japan)	8,100	347,285
Wilh Wilhelmsen ASA (Norway)	10,038	95,151
Wisdom Marine Lines Co. Ltd. (Taiwan)	115,500	147,421
Yamato Holdings Co. Ltd. (Japan)	10,500	237,138

		15,329,952

Water — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	189,916	130,862
American States Water Co.	1,972	54,348
American Water Works Co., Inc.	4,097	169,124
Aqua America, Inc.	3,149	77,869
California Water Service Group	3,018	61,326
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	29,800	296,808
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	8,300	131,374
Guangdong Investment Ltd. (China)	206,000	177,181
Inversiones Aguas Metropolitanas SA (Chile)	50,584	95,915

	Shares	Value
COMMON STOCKS (Continued)
Water (cont’d.)
Metro Pacific Investments Corp. (Philippines)	472,000	$48,872
Pennon Group PLC (United Kingdom)	71,631	810,888
Severn Trent PLC (United Kingdom)	3,607	102,865
Suez Environnement Co. (France)	13,807	224,108
Thai Tap Water Supply PCL (Thailand)	348,900	111,541
United Utilities Group PLC (United Kingdom)	17,311	193,621

		2,686,702

TOTAL COMMON STOCKS (cost $773,517,408)		786,854,523

EXCHANGE TRADED FUNDS — 0.4%
iShares MSCI India Index*	1,897,687	10,323,417
iShares MSCI Israel Capped Index Fund	11,822	547,595
iShares MSCI South Korea Capped Index
Fund	11,690	719,286
iShares US Real Estate	90	5,738
SPDR Dow Jones International Real Estate	139	5,856

TOTAL EXCHANGE TRADED FUNDS (cost $13,088,374)		11,601,892

PREFERRED STOCKS — 0.3%
Auto Manufacturers — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,190	178,674
Hyundai Motor Co. (South Korea) (PRFC)	1,060	111,498
Volkswagen AG (Germany) (PRFC)	9,976	2,352,154

		2,642,326

Auto Parts & Equipment
Marcopolo SA (Brazil) (PRFC)	25,600	76,235
Randon Participacoes SA (Brazil) (PRFC)	14,500	80,995

		157,230

Building Materials
Sto AG (Germany) (PRFC)	378	68,200

Chemicals
Braskem SA (Brazil) (PRFC A)*	12,300	97,621

Commercial Banks
Absa Bank Ltd. (South Africa) (PRFC),	1,480	118,485
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC B)	18,000	125,155
Morgan Stanley, CVT, 7.125%	8,500	215,954

		459,594

Electric — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	24,200	111,921
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)*	5,100	79,412
Cia Energetica de Minas Gerais (Brazil) (PRFC)	35,720	305,416
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	29,600	311,452
Cia Paranaense de Energia (Brazil) (PRFC B)	14,000	196,517
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	20,000	77,426

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Electric (cont’d.)
RWE AG (Germany) (PRFC)	2,175	$71,303

		1,153,447

Electronic Components & Equipment
Sartorius AG (Germany) (PRFC)	7,909	883,367

Household Products/Wares
Henkel AG & Co. KGaA (Germany) (PRFC)	5,102	525,802

Insurance
Unipol Gruppo Finanziario SpA (Italy) (PRFC)	37,100	133,079

Metals & Mining — 0.1%
Vale SA (Brazil) (PRFC)	111,000	1,582,137

Paper & Forest Products
Klabin SA (Brazil) (PRFC)	26,600	138,863
Suzano Papel e Celulose SA (Brazil) (PRFC)	31,400	124,393

		263,256

Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	625	509,443

Telecommunications
Oi SA (Brazil) (PRFC)	99,000	189,843

TOTAL PREFERRED STOCKS (cost $8,656,306)		8,665,345

	Units
RIGHTS*
Commercial Services
Abertis Infraestructuras SA (Spain), expiring 02/19/14(a)(g)	7,383	7,181

Oil, Gas & Consumable Fuels
Korea Gas Corp. (South Korea), expiring 10/21/13(g)	171	1,543

TOTAL RIGHTS (cost $ — )		8,724

	Shares
UNAFFILIATED MUTUAL FUNDS
Ares Capital Corp	7,350	127,082
CPN Retail Growth Leasehold Property Fund	258,900	132,255
HBM Healthcare Investments AG (Class A Stock)	2,122	152,518
Samui Airport Property Fund Leasehold	223,000	120,392
Solvalor 61	392	98,829

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $645,610)		631,076

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
ACIS CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
0.756%	10/14/22(g)	Aaa	1,350	1,305,450
1.167%	10/14/22(g)	A(d)	9,300	8,983,818

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.535%(c)	02/01/22	Aaa	5,821	$5,651,861
Series 2006-1A, Class A1B, 144A
0.535%(c)	02/01/22	Aaa	2,256	2,190,644
KKR Financial CLO Corp. (Cayman Islands),
Series 2007-1A, Class A, 144A
0.614%(c)	05/15/21	Aaa	3,155	3,081,524

TOTAL ASSET-BACKED SECURITIES (cost $21,260,911)				21,213,297

BANK LOANS(c) — 0.1%
Healthcare Providers & Services — 0.1%
Tenet Healthcare Corp.,
Bridge Loan
Zero(p)	01/01/20(g)	NR	600	600,000

Miscellaneous Manufacturing
CPG International,
Bridge Loan
Zero(p)	12/17/13(g)	NR	450	450,000

Textiles, Apparel & Luxury Goods
True Religion Apparel, Inc.,
Initial Term Loan
11.000%	01/29/19	Caa1	150	142,500
Initial Term Loan (First Lien)
5.875%	07/30/19	B2	200	188,166

				330,666

TOTAL BANK LOANS (cost $1,375,261)				1,380,666

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40	Baa1	19,603	20,879,509
Series 2007-C2, Class A1A
5.526%(c)	01/15/49	Aaa	20,937	22,554,142
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21	NR	25,000	24,895,625
Series K027, Class A2
2.637%	01/25/23	NR	10,300	9,797,803
Series K028, Class A2
3.111%	02/25/23	NR	9,700	9,569,622
Series KS01, Clas A2
2.522%	01/25/23	NR	6,300	5,973,219
FHLMC Multifamily Structured Pass-Through Certificates,
Series K031, Class A2
3.300%	07/25/46	Aaa	6,400	6,387,808
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48	Aaa	13,625	14,876,155

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $118,078,508)				114,933,883

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS
Metals & Mining
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66(a)	B1	100	$80,250

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37(a)	Ba3	400	393,000

Real Estate Investment Trusts
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.550%	03/01/18	BB-(d)	250	259,844

TOTAL CONVERTIBLE BONDS (cost $743,480)				733,094

CORPORATE BONDS — 15.4%
Advertising — 0.1%
Affinion Group, Inc.,
Gtd. Notes
7.875%	12/15/18	Caa3	300	237,750
Checkout Holding Corp.,
Sr. Notes, 144A
9.433%(s)	11/15/15	Caa1	250	205,313
Griffey Intermediate, Inc./Griffey Finance Sub LLC,
Sr. Notes, 144A
7.000%	10/15/20(a)	Caa1	500	375,000
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	Caa2	100	86,000
Sr. Sec’d. Notes, 144A
11.000%	08/01/17	B2	100	106,750
Visant Corp.,
Gtd. Notes
10.000%	10/01/17	Caa2	350	325,500

				1,336,313

Aerospace & Defense
Silver II Borrower/Silver II US Holdings LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	Caa1	150	154,125
Spirit Aerosystems, Inc.,
Gtd. Notes
6.750%	12/15/20	Ba3	250	261,875
TransDigm, Inc.,
Gtd. Notes, 144A
7.500%	07/15/21(a)	Caa1	250	268,750

				684,750

Airlines
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
6.750%	10/01/19	B2	300	298,500
Air Canada 2013-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
5.375%	11/15/22	B1	50	48,250
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	B1	200	203,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18(a)	B2	150	$152,625

				702,875

Auto Parts & Equipment
Accuride Corp.,
Sr. Sec’d. Notes
9.500%	08/01/18	B3	200	208,500
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	Ba1	650	671,125
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.875%	08/15/18	B1	200	209,500

				1,089,125

Beverages — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.375%	11/01/22	Baa3	1,800	1,471,500
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	Ba1	300	277,125
4.250%	05/01/23(a)	Ba1	550	504,625
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.400%	04/01/22	Baa1	2,400	2,348,398
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	Baa3	5,100	5,235,839
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22	Baa1	2,675	2,696,298

				12,533,785

Building Materials
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	Caa2	50	50,000
Calcipar SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.875%	05/01/18	Ba3	200	208,500
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	Caa2	150	152,437
Gibraltar Industries, Inc.,
Gtd. Notes
6.250%	02/01/21	BB-(d)	150	151,500
Ply Gem Industries, Inc.,
Sr. Sec’d. Notes
8.250%	02/15/18	B3	250	267,500
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18	Caa2	250	289,375

				1,119,312

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals — 0.5%
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18	Ba1		300	$296,250
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23(a)	Baa2		1,450	1,343,848
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	Ba3		500	480,000
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.400%	06/01/17	Baa2		3,700	3,753,313
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21(a)	Baa1		2,900	3,055,495
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20(a)	CCC+(d)		200	195,500
Sr. Sec’d. Notes
8.875%	02/01/18(a)	B3		500	517,500
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	B1		250	236,875
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes
6.750%	03/01/19	B1		200	206,000
LYB International Finance BV (Netherlands),
Gtd. Notes
4.000%	07/15/23	Baa1		925	917,030
Magnetation LLC/Mag Finance Corp.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/18	B3		200	194,000
OMNOVA Solutions, Inc.,
Gtd. Notes
7.875%	11/01/18	B2		250	263,125
PQ Corp.,
Sec’d. Notes, 144A
8.750%	05/01/18	Caa1		300	319,500
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20(a)	Ba1		250	251,250
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/22	Ba3		100	100,500
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (Netherlands),
Gtd. Notes, 144A
7.375%	05/01/21(a)	Caa1		450	470,250
Sr. Sec’d. Notes, RegS
5.750%	02/01/21	B1	EUR	100	135,623

					12,736,059

Commercial Banks — 2.1%
Ally Financial, Inc.,
Gtd. Notes
6.250%	12/01/17(a)	B1		650	695,076
8.000%	11/01/31(a)	B1		50	56,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
6.000%	09/01/17(a)	Baa2	7,600	$8,606,400
Bank of Scotland Capital Funding LP (United Kingdom),
Bank Gtd. Notes, RegS
6.059%(c)	03/29/49	Ba2	GBP 329	524,632
Bank of Thailand (Thailand),
Unsec’d. Notes
2.950%	01/14/16	Baa1	THB 11,840	378,107
Barclays Bank PLC (Brazil),
Notes
10.000%	05/08/14	NR	BRL 7,000	2,872,655
Sub. Notes, 144A
6.050%	12/04/17(g)	Baa3	2,800	3,110,223
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
5.186%(c)	06/29/49	Ba2	250	252,525
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15	Baa1	2,600	2,586,904
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19(a)	Ba3	550	577,500
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49	B1	300	282,000
Sr. Unsec’d. Notes
3.375%	03/01/23(a)	Baa2	2,675	2,545,444
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23(a)	BBB-(d)	1,650	1,670,625
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN, 144A
8.250%	06/17/32	NR	IDR9,600,000	769,962
HBOS Capital Funding LP (United Kingdom),
Bank Gtd. Notes
6.461%(c)	11/29/49	BB(d)	GBP 50	79,124
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes
3.125%	01/15/16(a)	Baa2	3,200	3,195,360
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	A2	6,200	5,849,037
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
16.000%	07/02/19	NR	NGN127,400	872,742
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18	NR	IDR35,000,000	2,721,132
LBG Capital No. 2 PLC (United Kingdom),
Sub. Notes
7.875%	03/19/20	BB+(d)	300	317,250
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.950%	12/28/17	Baa1	6,850	7,749,939
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22(a)	Baa1	3,000	2,965,329

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	Ba3		250	$251,250
Sr. Notes, 144A
10.125%	02/15/19	Ba3		60	66,300
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18(a)	Ba1		4,500	4,367,957
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15	Baa1		2,600	2,655,796
Sub. Notes
6.100%	06/10/23(a)	Ba2		350	353,088
6.125%	12/15/22	Ba2		100	100,742
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22	BBB-(d)		1,050	1,207,500
Santander US Debt SAU (Spain),
Bank Gtd. Notes, 144A
3.724%	01/20/15(g)	Baa2		800	811,327
Sovereign Bank (Spain),
Sub. Notes
8.750%	05/30/18	Baa2		1,725	2,058,653
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19	B1		100	112,250

					60,663,079

Commercial Services & Supplies — 0.2%
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18(a)	Caa1		150	157,875
APX Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	B1		350	330,750
BakerCorp International, Inc.,
Gtd. Notes
8.250%	06/01/19	Caa1		150	149,250
Catalent Pharma Solutions, Inc.,
Gtd. Notes
7.875%	10/15/18	Caa1		250	251,875
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
9.750%	08/01/17	B3	EUR	100	147,122
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22(a)	Baa1		1,900	1,805,910
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	B2		100	103,000
6.250%	10/15/22(a)	B2		100	103,250
Rent-A-Center, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/01/21	Ba3		50	46,500
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.875%	03/15/21	Ba3		150	160,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	B3		150	$152,250
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18	Caa1		300	315,750
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22	B2		200	217,500
8.375%	09/15/20(a)	B3		100	110,750
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23	Ba3		150	136,500

					4,189,157

Computer Services & Software — 0.1%
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	Ba3		100	93,000
NetApp, Inc.,
Sr. Unsec’d. Notes
2.000%	12/15/17	Baa1		2,250	2,215,134

					2,308,134

Computers & Peripherals — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
1.000%	05/03/18(a)	Aa1		2,000	1,926,508
2.400%	05/03/23	Aa1		5,475	4,955,866
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17(a)	Baa1		2,600	2,625,384
4.300%	06/01/21	Baa1		1,250	1,214,375

					10,722,133

Construction & Engineering — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	B2		150	156,750
Sr. Sec’d. Notes, RegS
7.875%	01/31/18	B2	CHF	300	346,658
Offshore Drilling Holding SA (Mexico),
Sr. Sec’d. Notes, 144A
8.375%	09/20/20(a)	BB(d)		300	303,375
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/23	B2		200	192,000
Zachry Holdings, Inc.,
Sr. Notes, 144A
7.500%	02/01/20	B2		250	257,500

					1,256,283

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Luxembourg),
Gtd. Notes, 144A
9.125%	10/15/20	B3		400	424,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.875%	11/15/22	Ba3		200	190,500

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	Ba1	200	$194,000
6.750%	09/15/20	Ba1	100	108,125
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23(a)	Ba2	300	274,500
Owens-Illinois, Inc.,
Sr. Unsec’d. Notes
7.800%	05/15/18	B1	100	114,250
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	B1	200	209,500
8.375%	09/15/21	B1	150	169,875

				1,684,750

Cosmetics/Personal Care — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20(a)	Baa2	3,000	3,110,982
Elizabeth Arden, Inc.,
Sr. Unsec’d. Notes
7.375%	03/15/21	B1	100	107,000
First Quality Finance Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/21	B2	150	136,125

				3,354,107

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21	B3	200	196,750
Glencore Funding LLC,
Gtd. Notes, 144A
1.700%	05/27/16	Baa2	2,900	2,857,411
2.500%	01/15/19(a)	Baa2	6,525	6,116,365
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20	Caa2	450	536,625
Sec’d. Notes
11.000%	04/15/20	B3	100	119,750
Sr. Sec’d. Notes
8.125%	04/15/19(a)	B1	150	166,500
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20(a)	Caa2	359	372,014
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23(a)	Ba3	150	139,125

				10,504,540

Diversified Financial Services — 0.6%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19	Ba3	200	211,500
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	Ba1	3,000	2,862,246

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.000%	12/15/16(a)	Baa3	4,850	$5,733,558
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38(a)	A1	3,700	4,084,341
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
3.250%	05/15/18	Ba3	50	48,625
4.750%	08/15/17	Ba3	100	103,500
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19	Ba3	500	520,558
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	04/01/20	B1	200	198,000
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20	B2	200	196,000
Merrill Lynch & Co., Inc.,
Sub. Notes
7.750%	05/14/38	Baa3	100	123,822
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	08/01/18	B2	150	150,750
6.500%	07/01/21	B2	250	239,375
7.875%	10/01/20	B2	150	156,375
SLM Corp.,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	Ba1	250	270,000
8.450%	06/15/18	Ba1	150	169,125
Unsec’d. Notes, MTN
5.500%	01/15/19	Ba1	350	346,590
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/21	B3	100	103,750
TMX Finance LLC/TitleMax Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	09/15/18	B3	150	156,750

				15,674,865

Electric — 0.5%
AES Corp. (The),
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba3	250	233,750
7.375%	07/01/21(a)	Ba3	200	220,000
8.000%	06/01/20(a)	Ba3	100	114,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21(a)	B1	200	212,500
DPL, Inc.,
Sr. Unsec’d. Notes
6.500%	10/15/16	Ba2	500	530,000
7.250%	10/15/21	Ba2	500	511,250
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	Aa3	1,400	1,236,987
4.125%	02/01/42(a)	Aa3	1,919	1,797,917

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36(a)	Baa1		3,400	$3,803,573
NRG Energy, Inc.,
Gtd. Notes
6.625%	03/15/23(a)	B1		250	245,000
7.625%	01/15/18(a)	B1		150	166,125
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	Baa3		1,750	2,036,731
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22	Ba1		500	530,489
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	Baa3		1,100	1,140,891
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	A3		840	866,688
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	A1		1,750	1,592,435

					15,238,336

Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20(a)	Caa1		50	57,000
Carmike Cinemas, Inc.,
Sec’d. Notes
7.375%	05/15/19	B2		100	107,750
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19(a)	Caa2		200	208,500
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2		200	212,002
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.875%	11/15/17	Caa1	CAD	150	155,818
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	B3		250	275,000
Mohegan Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	Caa1		200	209,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17	B2		150	152,625
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20(a)	B3		400	438,000
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19	B1		300	324,375
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	B3		250	238,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d.)
Snoqualmie Entertainment Authority,
Sr. Sec’d. Notes, 144A
4.147%(c)	02/01/14	Caa1	150	$148,500
9.125%	02/01/15	Caa1	200	200,000
Viking Cruises Ltd.,
Unsec’d. Notes, 144A
8.500%	10/15/22	B3	200	221,500

				2,948,195

Environmental Control
ADS Waste Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	10/01/20	Caa1	300	316,500
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	Caa1	150	149,250

				465,750

Farming & Agriculture — 0.2%
Alliance One International, Inc.,
Sec’d. Notes, 144A
9.875%	07/15/21	Caa1	300	282,000
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	Baa3	4,400	4,290,484
3.500%	02/11/23	Baa3	1,250	1,178,095
Vector Group Ltd.,
Sr. Sec’d. Notes
7.750%	02/15/21	Ba3	300	310,500

				6,061,079

Foods — 0.3%
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21(a)	B1	200	191,000
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23	Ba1	200	200,872
BI-LO LLC/BI-LO Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	09/15/18	Caa1	150	152,250
Bumble Bee Holdco SCA,
Sr. Notes, PIK, 144A
9.625%	03/15/18	Caa2	200	208,000
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	B3	200	216,500
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	Baa2	3,100	3,059,443
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	Caa1	400	415,000
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	B1	200	190,750
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22	Baa2	1,900	1,876,505

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Michael Foods Holding, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.500%	07/15/18(g)	Caa1	200	$207,500
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	Baa1	1,900	2,230,095
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	B1	100	105,125
Gtd. Notes, 144A
7.375%	02/15/22	B1	50	52,563
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19(a)	Caa2	350	368,813
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20	B2	250	255,000

				9,729,416

Hand/Machine Tools
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19	B1	200	218,500
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	Caa1	250	258,125

				476,625

Healthcare Products
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
9.750%	10/15/17	Caa2	250	252,500
9.875%	04/15/18	Caa1	450	477,000

				729,500

Healthcare Providers & Services — 0.2%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
5.125%	08/15/18(a)	Ba2	500	508,750
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19	Ba2	400	417,000
Fresenius Medical Care US Finance, Inc. (Germany),
Gtd. Notes
6.875%	07/15/17	Ba2	75	83,250
Gtd. Notes, 144A
6.500%	09/15/18	Ba2	250	274,375
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)	B3	500	508,125
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3	550	603,625
Sr. Sec’d. Notes
4.750%	05/01/23	Ba3	150	141,187
6.500%	02/15/20(a)	Ba3	1,250	1,354,687
7.250%	09/15/20(a)	Ba3	250	271,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare Providers & Services (cont’d.)
Health Management Associates, Inc.,
Gtd. Notes
7.375%	01/15/20	B3		100	$109,563
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)		100	109,250
HealthSouth Corp.,
Gtd. Notes
7.750%	09/15/22	B1		250	268,125
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	Caa2		150	107,250
Sec’d. Notes
8.875%	01/15/17	B2		50	49,625
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18(a)	Ba3		250	266,875

					5,073,562

Holding Companies–Diversified — 0.1%
Alphabet Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
7.750%	11/01/17	Caa1		250	256,875
Gala Electric Casinos PLC (United Kingdom),
Sec’d. Notes, RegS
11.500%	06/01/19	Caa2	GBP	250	444,204
Harbinger Group, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	07/15/19	B3		300	310,500
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	B2		150	150,188
Servus Luxembourg Holding SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	06/15/18	B2	EUR	250	343,353

					1,505,120

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21	Caa1		200	196,000
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	02/01/23	Caa2		150	144,000
9.125%	06/15/18	Caa2		50	52,500
Sr. Sec’d. Notes
6.625%	04/15/18	B2		150	157,500
Sr. Unsec’d. Notes, 144A
7.500%	09/15/21	Caa2		50	48,750
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22(a)	B2		200	196,000
6.500%	12/15/20	B2		400	402,000
DR Horton, Inc.,
Gtd. Notes
3.625%	02/15/18(a)	Ba2		200	197,000
4.750%	02/15/23	Ba2		100	93,500
Lennar Corp.,
Gtd. Notes
4.750%	12/15/17	Ba3		250	256,875

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
4.750%	11/15/22	Ba3	300	$276,000
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	Baa3	2,600	2,255,263
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B1	400	424,000
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22	B1	250	233,750
Standard Pacific Corp.,
Gtd. Notes
6.250%	12/15/21(a)	B2	200	200,000
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	Ba1	250	229,375
5.875%	02/15/22	Ba1	100	102,250
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20	B3	350	369,250
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	12/15/21	Caa1	100	100,000

				5,934,013

Home Furnishings
Norcraft Cos. LP/Norcraft Finance Corp.,
Sec’d. Notes
10.500%	12/15/15	B3	50	51,687

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc.,
Sec’d. Notes
10.000%	12/15/18	CCC-(d)	500	262,500
Sr. Sec’d. Notes
9.000%	02/15/20(a)	B3	1,100	1,031,250
9.000%	02/15/20	B3	100	94,125
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17	Caa1	350	375,375
Sr. Sec’d. Notes
7.625%	01/15/16	B1	150	157,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19(g)	Caa1	250	246,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21	B3	150	150,375
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.500%	10/15/15	B2	50	52,437
9.875%	08/15/18(a)	B2	50	54,250
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21(a)	B3	400	414,000
6.750%	10/01/20(a)	B3	500	525,000
6.875%	04/01/16	B3	500	543,750
7.625%	01/15/17(a)	B3	500	558,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21(a)	B2	100	$96,000
Studio City Finance Ltd. (China),
Gtd. Notes, 144A
8.500%	12/01/20(a)	B3	250	274,375

				4,835,562

Household Products/Wares — 0.2%
Armored Autogroup, Inc.,
Gtd. Notes
9.250%	11/01/18	Caa2	150	135,375
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B1	250	285,000
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43	A2	2,825	2,468,556
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20	B3	250	275,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21	Caa2	600	604,500
9.000%	04/15/19(a)	Caa2	600	630,000
Sr. Sec’d. Notes
5.750%	10/15/20(a)	B1	750	752,813
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22(a)	B3	250	259,375
Sun Products Corp. (The),
Sr. Unsec’d. Notes, 144A
7.750%	03/15/21(a)	Caa1	400	368,000

				5,778,619

Insurance — 0.5%
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa2	2,200	2,420,664
American Equity Investment Life Holding Co.,
Gtd. Notes
6.625%	07/15/21	BB+(d)	100	103,500
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	Baa1	4,300	4,889,431
Genworth Holdings, Inc.,
Gtd. Notes
7.625%	09/24/21(a)	Baa3	2,550	3,013,876
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	Aa2	2,500	2,870,913

				13,298,384

Internet Software & Services
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20	B3	150	171,000

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet Software & Services (cont’d.)
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22(a)	B2	300	$297,750
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20	Ba3	250	242,500
5.375%	04/01/23	Ba3	300	283,500
IAC/InterActiveCorp,
Gtd. Notes
4.750%	12/15/22	Ba1	50	46,000

				1,040,750

Machinery & Equipment — 0.3%
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	Ba1	150	174,375
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42(a)	A(d)	2,200	1,883,068
Cleaver-Brooks, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/19(g)	B2	200	216,000
CNH Capital LLC,
Gtd. Notes
3.875%	11/01/15	Ba1	100	103,000
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42	A2	1,525	1,348,742
DH Services Luxembourg Sarl (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	Caa1	250	260,000
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22(a)	B3	350	343,000
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18	Baa2	2,400	2,354,062
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.,
Sr. Sec’d. Notes, 144A
8.875%	08/01/20	B2	300	314,250

				6,996,497

Media — 0.8%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18(a)	B1	200	224,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.500%	04/30/21(a)	B1	550	558,250
7.000%	01/15/19	B1	250	264,687
7.375%	06/01/20(a)	B1	250	270,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	B3	250	235,625
6.375%	09/15/20(a)	B3	250	255,000
Clear Channel Communications, Inc.,
Gtd. Notes, PIK
11.000%	08/01/16(a)	Ca	140	125,664
Sr. Sec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
9.000%	12/15/19(a)	Caa1		500	$490,000
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	Ba3		200	232,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22(a)	Baa2		3,100	2,893,382
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21(a)	Ba3		1,250	1,314,063
Entercom Radio LLC,
Gtd. Notes
10.500%	12/01/19	Caa1		250	283,750
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	07/15/20(a)	Ba1		400	392,000
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	Caa1		200	208,000
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes, MTN
7.250%	05/14/43	Baa1	MXN	3,450	222,409
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	Caa1		200	220,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21(a)	B2		150	159,000
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21	B3		150	150,750
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23(a)	A3		6,200	5,896,237
News America, Inc.,
Gtd. Notes
6.150%	02/15/41(a)	Baa1		950	1,046,539
Gtd. Notes, 144A
5.400%	10/01/43	Baa1		3,775	3,779,481
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.875%	11/15/20	Caa1		300	305,250
ProQuest LLC/ProQuest Notes Co.,
Gtd. Notes, 144A
9.000%	10/15/18(g)	Caa1		400	402,000
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20	B1		250	252,187
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20	Baa2		375	379,695
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
7.500%	03/15/19	Ba3		150	162,000
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	Caa2		250	273,750
Sr. Sec’d. Notes, 144A

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.125%	05/15/23(a)	B2	500	$478,750
7.875%	11/01/20(a)	B2	250	273,437
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22(a)	Ba2	200	190,000
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
3.700%	12/01/42	A2	1,459	1,253,046

				23,190,952

Metals & Mining — 0.2%
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18	B2	150	163,500
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.000%	03/01/21	Ba1	150	153,750
6.750%	02/25/22(a)	Ba1	200	210,500
Arch Coal, Inc.,
Gtd. Notes, 144A
9.875%	06/15/19	Caa1	250	222,500
Constellation Enterprises LLC,
Sr. Sec’d. Notes, 144A
10.625%	02/01/16	B3	100	84,500
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20	Caa1	150	152,250
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.000%	04/01/17(a)	B1	400	410,000
6.875%	02/01/18(a)	B1	100	104,500
7.000%	11/01/15(a)	B1	50	51,500
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17(a)	Baa3	3,750	3,726,784
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20	B2	100	103,000
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22(a)	B2	100	97,250
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18(a)	Ba2	150	149,625
7.375%	11/01/16	Ba2	250	279,375
Steel Dynamics, Inc.,
Gtd. Notes, 144A
5.250%	04/15/23	Ba2	500	471,250

				6,380,284

Miscellaneous Manufacturing
Park-Ohio Industries, Inc.,
Gtd. Notes
8.125%	04/01/21	B3	350	381,500

Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Baa3	2,700	3,138,688

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
7.375%	04/15/21	Caa1	350	$357,000
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	Ba3	250	261,875
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
7.500%	04/01/20	Caa1	350	348,250
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22	B1	250	251,250
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72	Baa1	2,800	2,996,000
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.245%	05/06/22	A2	8,000	7,724,136
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22	B3	300	304,500
9.875%	10/01/20	B3	250	281,250
CNOOC Curtis Funding No 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23	Aa3	1,100	1,108,459
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	Aa3	1,240	1,114,521
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	Ba3	50	49,375
6.500%	01/15/22(a)	Ba3	150	160,875
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	Ba2	100	98,125
5.000%	09/15/22(a)	Ba2	100	100,625
8.250%	10/01/19	Ba2	250	275,000
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	Caa1	350	343,000
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes
6.500%	11/01/22	B2	100	97,125
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	250	274,375
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21	Caa1	150	153,000
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	Baa2	490	509,600
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
6.510%	03/07/22	Baa1	2,500	2,675,000
Halcon Resources Corp.,
Gtd. Notes
9.750%	07/15/20(a)	Caa1	750	793,125

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Kodiak Oil & Gas Corp.,
Gtd. Notes, 144A
5.500%	01/15/21	B3	400	$393,000
5.500%	02/01/22	B3	150	146,250
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22(a)	B3	350	371,000
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	11/01/19	B2	450	424,125
Magnum Hunter Resources Corp.,
Gtd. Notes, 144A
9.750%	05/15/20	Caa1	500	517,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	B1	450	441,000
6.500%	03/15/21	B1	300	302,250
7.000%	03/31/24	B1	250	251,563
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21	Caa1	300	290,250
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22	Ba1	150	149,625
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22(a)	B3	300	316,500
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.125%	04/01/23(a)	B3	300	292,500
7.500%	11/01/19	B3	150	157,875
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	Baa1	4,340	3,970,171
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18	Baa1	410	415,125
4.875%	01/18/24(a)	Baa1	490	490,000
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	Ba1	250	233,125
Resolute Energy Corp.,
Gtd. Notes
8.500%	05/01/20	B3	350	360,500
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21	B2	500	475,000
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
7.875%	03/13/18	Baa2	150	172,875
Rosneft Oil Co. via Rosneft International Finance Ltd. (Russia),
Sr. Unsec’d. Notes, RegS
4.199%	03/06/22	Baa1	3,000	2,767,500
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	Baa3	2,900	2,992,388
Samson Investment Co.,
Gtd. Notes, 144A
10.250%	02/15/20	B3	450	477,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B2	200	$202,000
8.750%	01/15/20	B2	100	106,000
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A
6.125%	09/15/20	NR	200	197,000
Seven Generations Energy Ltd. (Canada),
Sr. Notes, 144A
8.250%	05/15/20	B3	100	103,250
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	Aa1	1,825	1,797,946
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	02/15/19	Ba3	250	260,000
Sr. Unsec’d. Notes, 144A
5.000%	01/15/24	Ba3	250	230,000
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20(a)	Baa3	3,650	4,074,298
Trinidad Drilling Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	01/15/19(a)	B1	350	369,250
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20	B3	400	405,000
Weatherford International Ltd.,
Gtd. Notes
5.125%	09/15/20(a)	Baa2	2,300	2,397,851
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21(a)	Ba2	300	308,250

				50,273,121

Paper & Forest Products
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	Ba2	150	135,000
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21(g)	Ba2	200	186,000

				321,000

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	Baa1	6,000	5,950,740
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	Baa3	2,925	2,742,220
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3	4,500	4,710,109
Mylan, Inc.,
Gtd. Notes, 144A
7.875%	07/15/20	Baa3	2,750	3,137,934

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.700%	09/21/42(a)	Aa3	2,525	$2,199,053
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	B1	450	468,000
6.500%	07/15/16	B1	250	258,750
6.875%	12/01/18(a)	B1	150	158,625

				19,625,431

Pipelines — 0.6%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23(a)	Ba3	100	94,000
5.875%	04/15/21	Ba3	150	154,125
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23	Baa3	1,475	1,439,374
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B2	100	106,250
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20	Ba1	2,000	2,299,856
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
5.200%	02/01/22(a)	Baa3	3,300	3,469,277
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66	Baa2	5,500	6,070,625
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.500%	07/15/21	B1	250	262,500
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67	Baa1	2,935	3,028,770

				16,924,777

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	Baa3	3,000	2,836,626
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23(a)	Ba1	100	93,750
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17	Caa1	50	53,750
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	Ba3	250	249,815

				3,233,941

Real Estate Investment Trusts — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23(a)	Baa3	2,500	2,194,507

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	Baa3	4,600	$4,683,633
DuPont Fabros Technology LP,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/21	Ba1	300	300,000
Felcor Lodging LP,
Sr. Sec’d. Notes
5.625%	03/01/23	B2	350	326,813
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22	Baa1	3,750	3,452,183
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23	Baa2	3,000	2,837,766
Healthcare Trust of America Holdings LP,
Gtd. Notes, 144A
3.700%	04/15/23	Baa3	2,500	2,343,115
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	Baa3	4,250	3,989,938
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22	Ba1	350	354,375
6.875%	05/01/21	Ba1	400	421,000

				20,903,330

Retail & Merchandising — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
6.250%	08/20/19	Ba3	350	362,250
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18	Baa2	250	256,875
Bon-Ton Department Stores, Inc. (The),
Sec’d. Notes
8.000%	06/15/21	Caa1	100	93,500
Burlington Coat Factory Warehouse Corp.,
Gtd. Notes
10.000%	02/15/19	B3	250	278,125
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20(a)	Caa2	50	48,875
Sec’d. Notes
8.875%	03/15/19(a)	Caa2	150	160,500
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22(a)	Baa1	3,750	3,464,929
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	B2	150	149,625
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19(g)	Caa1	250	255,000
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22(a)	Ba1	250	256,250
7.000%	05/01/20	Ba1	250	276,250

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
Pantry, Inc. (The),
Gtd. Notes
8.375%	08/01/20	Caa1	150	$158,250
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19	B3	250	270,625
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	Caa2	250	283,750
Gtd. Notes, 144A
6.750%	06/15/21	Caa2	450	467,437
Sr. Sec’d. Notes
8.000%	08/15/20	B1	250	279,375
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22	Ba2	350	350,875
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20(a)	Caa1	300	315,750
Shearer’s Foods LLC/Chip Fin Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19	B3	250	261,250
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	Baa1	1,800	1,806,183
3.100%	09/15/22	Baa1	1,250	1,176,197

				10,971,871

Savings & Loan
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	08/27/18	Baa2	700	714,895

Semiconductors & Semiconductor Equipment
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18(a)	B3	200	195,000
5.750%	02/15/21	B3	200	203,000

				398,000

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes
7.125%	03/15/21	Ba3	100	107,750

Software — 0.1%
Aspect Software, Inc.,
Sec’d. Notes
10.625%	05/15/17	Caa2	200	199,500
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21(a)	Caa1	300	311,250
First Data Corp.,
Gtd. Notes
12.625%	01/15/21(a)	Caa1	300	330,000
Gtd. Notes, 144A
11.250%	01/15/21(a)	Caa1	300	313,500
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	Caa1	1,500	1,563,750
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1	50	51,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
7.375%	06/15/19	B1		50	$52,625
Infor US, Inc.,
Gtd. Notes
10.000%	04/01/19	Caa1	EUR	100	150,843
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20(a)	B1		300	283,500
Southern Graphics, Inc.,
Sr. Notes, 144A
8.375%	10/15/20	Caa1		250	258,750

					3,515,468

Storage/Warehousing — 0.1%
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19	B3		400	402,000
Sr. Sec’d. Notes, RegS
9.000%	10/15/18	B1	EUR	600	860,413
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20	B2		200	217,500

					1,479,913

Telecommunications — 1.7%
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29	CCC+(d)		200	169,000
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	A2	MXN	2,790	199,539
AT&T, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/22(a)	A3		4,975	4,459,008
Brightstar Corp.,
Gtd. Notes, 144A
9.500%	12/01/16	B1		200	209,000
Sr. Unsec’d. Notes, 144A
7.250%	08/01/18	B1		150	146,250
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20	Caa1		50	49,750
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	B3		200	218,500
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23(a)	B1		150	138,000
7.125%	11/01/19	B1		150	160,875
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20	Caa1		200	207,000
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.000%	02/15/20	B1		250	248,750
En Germany Holdings BV (Netherlands),
Sr. Sec’d. Notes, RegS
10.750%	11/15/15	B3	EUR	92	118,861

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.250%	04/15/17	Ba2		750	$851,250
8.500%	04/15/20(a)	Ba2		500	552,500
9.250%	07/01/21	Ba2		250	286,250
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20(a)	B3		750	800,625
Gtd. Notes, 144A
6.625%	12/15/22(a)	Caa1		200	198,500
6.625%	12/15/22(a)	Caa1		50	49,625
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
6.750%	06/01/18	Caa2		50	51,875
7.750%	06/01/21(a)	Caa2		250	258,750
8.125%	06/01/23(a)	Caa2		500	527,500
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	Caa2		100	107,000
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20(a)	B3		400	404,000
9.375%	04/01/19(a)	B3		300	330,750
Matterhorn Financing & CY SCA (Luxembourg),
Sr. Sec’d. Notes, RegS, PIK
9.000%	04/15/19	CCC+(d)	EUR	300	408,899
MetroPCS Wireless, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21(a)	Ba3		250	251,250
6.625%	04/01/23(a)	Ba3		350	350,875
Mobile Challenger Intermediate Group SA (Switzerland),
Sr. Sec’d. Notes, RegS, PIK
8.750%	03/15/19	B-(d)	CHF	400	440,095
SBA Telecommunications, Inc.,
Gtd. Notes
5.750%	07/15/20	B1		250	248,125
Softbank Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20(a)	Ba1		800	768,800
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19(a)	B1		500	513,750
8.750%	03/15/32	B1		350	355,687
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18(a)	Ba2		300	351,750
Sr. Unsec’d. Notes
6.000%	12/01/16(a)	B1		1,000	1,060,000
7.000%	08/15/20	B1		450	457,875
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21	B1		400	404,000
7.875%	09/15/23	B1		350	357,000
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	Baa2		1,900	1,874,711
5.462%	02/16/21	Baa2		1,750	1,791,934

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22(a)	B1		100	$95,500
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, RegS
6.750%	03/15/23	B2	CHF	750	821,098
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22	Baa1		2,075	1,839,863
3.650%	09/14/18	Baa1		4,525	4,767,961
4.500%	09/15/20(a)	Baa1		5,200	5,530,023
5.150%	09/15/23	Baa1		8,950	9,592,485
6.550%	09/15/43	Baa1		2,950	3,330,364
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	04/15/23	B2		200	199,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21(a)	Ba3		200	195,000
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
11.750%	07/15/17	B3		150	159,375
Sec’d. Notes, RegS
11.750%	07/15/17	B3	EUR	150	215,864
Sr. Sec’d. Notes, 144A
7.250%	02/15/18(a)	Ba3		200	207,000
Wind Acquisition Holdings Finance SA (Italy),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17(a)	Caa1		200	197,500
Windstream Corp.,
Gtd. Notes
7.750%	10/01/21(a)	B1		450	464,625
7.875%	11/01/17	B1		150	167,250

					48,160,817

Textiles, Apparel & Luxury Goods
American Apparel, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	04/15/20(g)	Caa1		300	306,000
Boardriders SA,
Gtd. Notes, RegS
8.875%	12/15/17	B3	EUR	100	137,991
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	02/15/18	Caa1		100	102,750
Quiksilver, Inc./QS Wholesale, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/18	B2		100	104,250
SIWF Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21	B2		250	245,000
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21(a)	Ba2		150	150,000

					1,045,991

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation — 0.3%
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22	Ba3	100	$104,000
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
10.500%	08/01/17	Caa3	100	103,773
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes
8.125%	02/01/17	B3	100	104,875
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22	B1	250	250,000
NESCO LLC/NESCO Holdings Corp.,
Sec’d. Notes, 144A
11.750%	04/15/17	Caa1	200	223,000
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	03/15/16(a)	Baa3	1,900	1,935,220
Unsec’d. Notes, 144A
3.125%	05/11/15	Baa3	3,000	3,087,918
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/42	Aa3	2,750	2,357,679
Watco Cos. LLC/Watco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	B3	300	297,000

				8,463,465

TOTAL CORPORATE BONDS (cost $457,836,244)				436,814,868

FOREIGN GOVERNMENT BONDS — 3.0%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	Aaa	9,470	12,308,538
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	Baa2	BRL 1,648	1,723,920
Chile Government International (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42	Aa3	2,000	1,625,000
Unsec’d. Notes, RegS
6.000%	01/01/20	NR	CLP 90,000	187,992
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	NR	COP965,600	447,978
7.000%	05/04/22	NR	COP6,275,000	3,307,864
7.500%	08/26/26	NR	COP273,000	142,780
Costa Rica Government International (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43	Baa3	200	170,750
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes, RegS
14.500%	02/10/23(g)	NR	DOP 20,000	453,302
18.500%	02/04/28(g)	NR	DOP 15,000	396,579
Hungary Government (Hungary),
Bonds
6.750%	02/24/17	Ba1	HUF235,390	1,136,778

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Israel Government AID,
Gov’t. Gtd. Notes
5.500%	04/26/24	Aaa		5,000	$5,941,235
Ivory Coast Government International (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.750%	12/31/32	NR		360	316,800
Malaysia Government (Malaysia),
Sr. Unsec’d. Notes
3.314%	10/31/17	NR	MYR	2,720	828,137
3.492%	03/31/20	NR	MYR	330	99,895
5.094%	04/30/14	A3	MYR	2,100	652,365
Mexican Bonos (Mexico),
Bonds
5.000%	06/15/17	Baa1	MXN	1,969	153,013
6.250%	06/16/16	Baa1	MXN	31,938	2,568,615
6.500%	06/10/21	Baa1	MXN	1,351	107,970
6.500%	06/09/22	Baa1	MXN	722	57,142
7.250%	12/15/16	Baa1	MXN	3,062	253,953
7.500%	06/03/27	Baa1	MXN	5,361	448,175
7.750%	05/29/31	Baa1	MXN	3,084	255,102
7.750%	11/13/42	Baa1	MXN	1,351	109,652
8.000%	12/07/23	Baa1	MXN	270	23,597
8.500%	05/31/29	Baa1	MXN	1,528	136,240
8.500%	11/18/38	Baa1	MXN	906	79,840
10.000%	11/20/36	Baa1	MXN	6,932	697,473
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Unsec’d. Notes, 144A
6.125%	03/15/19	Baa3		590	615,075
Peruvian Government International (Peru),
Sr. Unsec’d. Notes, RegS
5.200%	09/12/23	NR	PEN	2,134	756,287
6.900%	08/12/37	Baa2	PEN	37	13,858
6.950%	08/12/31	Baa2	PEN	245	93,557
8.200%	08/12/26	Baa2	PEN	40	17,456
Poland Government Bond (Poland),
Bonds
5.250%	10/25/20	A2	PLN	440	149,238
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
2.625%	03/15/23	Baa3		2,500	2,212,500
4.000%	02/26/24	Baa3		4,210	4,125,800
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
5.250%	01/17/42	Baa3		2,500	2,118,750
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23	Ba3		260	235,950
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
4.950%	01/15/21	Baa3	PHP	16,000	395,958
Republic of Poland (Poland),
Bonds
2.500%	07/25/18	A(d)	PLN	770	231,899
4.000%	10/25/23	A2	PLN	620	190,913
5.500%	10/25/19	A2	PLN	160	55,016
5.750%	10/25/21	A2	PLN	3,525	1,234,317
5.750%	09/23/22	A2	PLN	730	255,804
Bonds, TIPS
3.000%	08/24/16	A2	PLN	4,780	2,060,518

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23	NR	ZAR	1,325	$132,749
8.000%	12/21/18	Baa1	ZAR	2,670	277,322
Republic of Turkey (Turkey),
Bonds
5.000%	05/13/15	NR	TRY	1,200	561,372
6.300%	02/14/18	NR	TRY	1,980	890,978
6.500%	01/07/15	NR	TRY	3,900	1,887,206
7.100%	03/08/23	NR	TRY	1,620	705,725
8.300%	06/20/18	NR	TRY	610	293,970
8.500%	09/14/22	NR	TRY	910	436,068
9.000%	03/08/17	NR	TRY	1,800	899,978
Bonds, TIPS
3.000%	02/23/22	NR	TRY	190	102,951
Sr. Unsec’d. Notes
5.625%	03/30/21	Baa3		960	997,440
6.250%	09/26/22	Baa3		2,520	2,709,630
6.750%	04/03/18	Baa3		2,640	2,914,560
7.500%	07/14/17	Baa3		2,710	3,065,688
Romanian Government (Romania),
Bonds
5.900%	07/26/17	NR	RON	970	309,206
Russian Federal Bond (Russia),
Bonds
6.200%	01/31/18	Baa1	RUB	28,660	868,605
7.000%	01/25/23	Baa1	RUB	58,290	1,776,503
7.050%	01/19/28	Baa1	RUB	330	9,650
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
3.500%	01/16/19	Baa1		400	403,000
4.875%	09/16/23	Baa1		4,600	4,703,500
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30	Baa1		3,575	4,213,066
Slovenia Government International (Slovenia),
Bonds
5.850%	05/10/23	Ba1		390	370,500
Bonds, RegS
5.850%	05/10/23	Ba1		900	855,000
Thailand Government (Thailand),
Sr. Unsec’d. Notes
3.125%	12/11/15	Baa1	THB	7,790	249,797
3.580%	12/17/27	Baa1	THB	27,060	814,052
3.625%	05/22/15	Baa1	THB	35,330	1,143,800
3.650%	12/17/21	Baa1	THB	16,400	518,959
Turkey Government Bond (Turkey),
Bonds
9.500%	01/12/22	NR	TRY	1,005	509,950
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		3,000	2,715,000
Venezuela Government (Venezuela),
Sr. Unsec’d. Notes, RegS
12.750%	08/23/22	B2		90	89,640

TOTAL FOREIGN GOVERNMENT BONDS (cost $90,705,719)					84,819,446

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS — 1.1%
California — 0.4%
California State University,
Revenue Bonds
5.000%	11/01/37	Aa2	730	$754,199
5.000%	11/01/42	Aa2	300	309,486
Los Angeles Department of Water & Power,
Revenue Bonds
5.000%	07/01/43	Aa2	310	324,288
5.000%	07/01/43	Aa3	295	307,505
State of California,
General Obligation Unlimited
5.000%	09/01/27	A1	370	408,976
5.000%	09/01/28	A1	610	667,895
5.000%	09/01/31	A1	305	324,618
5.000%	09/01/32	A1	670	707,527
5.000%	09/01/33	A1	395	414,193
5.000%	04/01/37	A1	355	366,108
5.000%	04/01/43	A1	1,175	1,203,576
7.550%	04/01/39	A1	3,300	4,281,783

				10,070,154

Florida
County of Miami-Dade,
Revenue Bonds
5.000%	07/01/42	A1	330	335,118
Tampa Bay Water,
Revenue Bonds
5.000%	10/01/38	Aa2	280	293,938

				629,056

Georgia — 0.1%
County of DeKalb GA Water & Sewerage,
Revenue Bonds
5.250%	10/01/41	Aa3	250	258,073
Private Colleges & Universities Authority,
Revenue Bonds
5.000%	10/01/43	Aa2	1,010	1,063,631

				1,321,704

Illinois — 0.1%
Metropolitan Pier & Exposition Authority,
Revenue Bonds
5.500%	06/15/50	Baa1	545	555,039
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	A3	2,420	2,139,014
6.630%	02/01/35	A3	1,000	993,230

				3,687,283

Louisiana
State of Louisiana Gasoline & Fuels Tax,
Revenue Bonds
5.000%	05/01/45	Aa2	280	286,292

Massachusetts
Commonwealth of Massachusetts,
General Obligation Ltd.
5.000%	08/01/40	Aa1	430	449,531
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/01/43	Aa1	290	306,252

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Massachusetts (cont’d.)
Massachusetts School Building Authority,
Revenue Bonds
5.000%	10/15/41	Aa2	300	$313,728

				1,069,511

Missouri
Metropolitan St. Louis Sewer District,
Revenue Bonds
5.000%	05/01/42	Aa1	295	311,201

New Jersey — 0.1%
New Jersey Economic Development Authority,
Revenue Bonds
5.000%	06/15/46	Aa3	270	276,564
New Jersey Transportation Trust Fund Authority,
Revenue Bonds
5.000%	06/15/36	A1	570	586,302
5.000%	06/15/44	A1	515	522,483
5.500%	06/15/39	A1	435	463,593

				1,848,942

New York — 0.3%
City of New York,
General Obligation Unlimited
5.000%	08/01/24	Aa2	265	300,391
5.000%	08/01/24	Aa2	260	300,063
5.000%	08/01/24	Aa2	260	298,311
5.000%	08/01/24	Aa2	260	296,533
5.000%	08/01/24	Aa2	255	290,830
5.000%	08/01/25	Aa2	265	301,533
5.000%	08/01/25	Aa2	260	295,844
New York City Transitional Finance Authority,
Revenue Bonds
5.000%	02/01/42	Aa1	260	270,036
New York City Water & Sewer System,
Revenue Bonds
5.000%	06/15/45	Aa2	270	278,413
5.000%	06/15/47	Aa2	825	852,968
5.000%	06/15/47	Aa2	590	609,169
5.000%	06/15/47	Aa2	585	604,832
New York State Dormitory Authority,
Revenue Bonds
5.000%	02/15/43	AAA(d)	360	372,791
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/30	AAA(d)	565	615,155
5.000%	03/15/31	AAA(d)	580	627,664
5.000%	03/15/32	AAA(d)	605	650,272
5.000%	03/15/35	AAA(d)	260	272,347
5.000%	03/15/36	AAA(d)	280	290,940

				7,528,092

Ohio
Ohio State Turnpike Commission,
Revenue Bonds
5.000%	02/15/48	A1	535	539,141
5.000%	02/15/48	Aa3	285	293,034

				832,175

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
5.000%	12/01/43	A1	250	$254,373

Texas
Dallas/Fort Worth International Airport,
Revenue Bonds
5.000%	11/01/44	A2	265	262,101

Washington — 0.1%
State of Washington,
General Obligation Unlimited
5.000%	08/01/33	Aa1	250	269,308
5.000%	08/01/33	Aa1	250	269,308
5.000%	08/01/34	Aa1	250	267,840
5.000%	08/01/34	Aa1	250	267,840
5.000%	08/01/35	Aa1	350	373,223
University of Washington,
Revenue Bonds
5.000%	07/01/41	Aaa	300	315,588

				1,763,107

TOTAL MUNICIPAL BONDS (cost $30,380,951)				29,863,991

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.8%
Fannie Mae REMICS,
Series 2007-33, Class HF
0.529%(c)	04/25/37	NR	974	973,842
Series 2010-89, Class CF
0.629%(c)	02/25/38	NR	1,928	1,917,537
Series 2010-100, Class FD
0.599%(c)	09/25/40	NR	6,102	6,118,305
Series 2011-52, Class GB
5.000%	06/25/41	NR	2,450	2,688,669
Series 2011-99, Class DB
5.000%	10/25/41	NR	2,175	2,337,227
Series 2013-96, Class FW
0.579%(c)	09/25/43	NR	5,343	5,338,627
Government National Mortgage Assoc.,
Series 2013-113, Class FD
0.482%(c)	08/16/43	NR	4,529	4,536,468

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $23,948,184)				23,910,675

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 10.3%
Federal Home Loan Banks
2.125%	06/09/23		6,100	5,447,831
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-03/01/43		10,873	10,592,393
3.000%	TBA		3,000	2,919,375
3.500%	11/01/32-06/01/42		3,370	3,482,100
4.000%	12/01/41-05/01/42		2,971	3,114,117
5.000%	03/01/33-09/01/39		29,881	32,205,809
5.500%	12/01/36-06/01/41		21,496	23,247,805
Federal National Mortgage Assoc.
2.500%	01/01/43-03/01/43		5,957	5,540,042

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
2.500%	TBA	12,000	$12,067,500
3.000%	08/01/42-05/01/43	43,531	42,592,191
3.000%	TBA	10,000	9,768,750
4.000%	02/01/41	951	1,000,192
4.000%	TBA	34,000	35,662,811
5.500%	03/01/33-02/01/38	6,316	6,899,492
5.500%	TBA	2,000	2,180,000
6.000%	TBA	23,000	25,156,250
6.250%	05/15/29	7,000	8,959,146
Government National Mortgage Assoc.
2.500%	12/15/42-07/20/43	31,908	29,759,335
4.000%	TBA	6,000	6,328,125
4.000%	TBA	6,000	6,350,625
4.500%	TBA	2,000	2,155,625
5.000%	TBA	9,000	9,777,656
5.500%	11/15/32-01/15/35	5,761	6,370,828

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $291,459,135)			291,577,998

U.S. TREASURY OBLIGATIONS — 13.9%
U.S. Treasury Bonds
3.000%	05/15/42(a)	20,400	17,875,500
3.125%	02/15/42	29,300	26,379,142
3.625%	08/15/43	2,600	2,569,939
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.250%	04/15/14	11,000	12,240,009
U.S. Treasury Notes
0.125%	04/30/15	161,300	161,003,853
0.250%	04/15/16	122,000	121,304,234
1.375%	09/30/18	5,000	4,996,485
1.750%	05/15/23(a)	30,400	28,169,886
1.875%	06/30/20	2,100	2,090,321
2.000%	07/31/20-09/30/20	6,900	6,904,873
2.500%	08/15/23	9,200	9,106,565

TOTAL U.S. TREASURY OBLIGATIONS (cost $400,846,779)			392,640,807

TOTAL LONG-TERM INVESTMENTS (cost $2,232,542,870)			2,205,650,285

		Shares
SHORT-TERM INVESTMENTS — 30.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 29.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $848,036,206; includes $131,624,576 of cash collateral for securities on loan)(b)(w)		848,036,206	848,036,206

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Mexico Cetes (Mexico)
1.000%	10/31/13	MXN 160,000	$ 1,218,076
1.000%	02/06/14	MXN 254,119	1,916,740

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $3,231,975)			3,134,816

TOTAL SHORT-TERM INVESTMENTS (cost $851,268,181)			851,171,022

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT —107.9% (cost $3,083,811,051)			3,056,821,307

SECURITIES SOLD SHORT — (1.9)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
5.000%	TBA	10,000	(10,779,297)
5.500%	TBA	10,000	(10,834,375)
Federal National Mortgage Assoc.
2.500%	TBA	5,000	(4,645,313)
Government National Mortgage Assoc.
2.500%	TBA	21,000	(19,536,563)
2.500%	TBA	8,000	(7,442,500)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $52,362,031)			(53,238,048)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 106.0% (cost $3,031,449,020)			3,003,583,259
Liabilities in excess of other assets(x) — (6.0)%			(170,168,842)

NET ASSETS — 100.0%			$2,833,414,417

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Security
ASE	American Stock Exchange
ASX	Australian Securities Exchange
BDR	Brazilian Depositary Receipt
CAC	French Stock Market Index
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DAX	German Stock Index
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

IBEX	Spanish Exchange Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NZX	New Zealand Stock Exchange
PIK	Payment-in-Kind
OMXS	Sweden Stock Market Index
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SDR	Special Drawing Rights
SLM	Student Loan Mortgage
SGX	Singapore Exhange
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
CSK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KRW	South Korean Won
JPY	Japanese Yen

MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,797,921; cash collateral of $131,624,576 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2013.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,403	5 Year U.S. Treasury Notes	Dec. 2013	$167,949,902	$169,828,766	$1,878,864
115	Amsterdam Index	Oct. 2013	11,830,136	11,671,447	(158,689)
129	ASX SPI 200 Index	Dec. 2013	15,813,159	15,713,876	(99,283)
405	CAC40 10 Euro	Oct. 2013	22,706,530	22,716,118	9,588
46	DAX Index	Dec. 2013	13,400,454	13,362,577	(37,877)
19	Euro STOXX 50	Dec. 2013	742,079	740,023	(2,056)
392	FTSE 100 Index	Dec. 2013	41,675,826	40,802,396	(873,430)
4	FTSE/MIB Index	Dec. 2013	480,194	471,279	(8,915)
36	Hang Seng Index	Oct. 2013	5,385,197	5,310,718	(74,479)
49	IBEX 35 Index	Oct. 2013	5,953,206	6,055,296	102,090

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
496	OMXS30 Index	Oct. 2013	$9,864,702	$9,726,360	$(138,342)
1,785	Russell 2000 Mini Index	Dec. 2013	186,749,438	191,244,900	4,495,462
2,546	S&P 500 E-Mini	Dec. 2013	213,671,955	213,138,390	(533,565)
114	S&P/TSX 60 Index	Dec. 2013	16,084,509	16,169,506	84,997
41	SGX MSCI Singapore Index	Oct. 2013	2,393,615	2,365,454	(28,161)
537	TOPIX Index	Dec. 2013	63,845,023	65,366,550	1,521,527

					6,137,731

Short Positions:
37	2 Year U.S. Treasury Notes	Dec. 2013	8,144,047	8,149,828	(5,781)
519	10 Year U.S. Treasury Notes	Dec. 2013	64,356,887	65,596,734	(1,239,847)
61	20 Year U.S. Treasury Bonds	Dec. 2013	8,127,610	8,135,875	(8,265)
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2013	1,421,386	1,420,938	448

					(1,253,445)

					$4,884,286

(1)	Cash of $30,708,936 has been segregated to cover requirement for open futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/18/13	Deutsche Bank	AUD	174	$161,550	$161,479	$(71)
Expiring 12/18/13	Societe Generale	AUD	16,320	15,107,375	15,145,687	38,312
Expiring 12/18/13	Westminster Research Associates LLC	AUD	348	315,740	322,959	7,219
Expiring 12/18/13	Westpac Banking Corp.	AUD	173	158,525	160,552	2,027
Brazilian Real,
Expiring 10/07/13	RBC Dominion Securities	BRL	371	157,000	166,976	9,976
Expiring 10/11/13	Royal Bank of Canada	BRL	370	160,000	166,323	6,323
Expiring 10/17/13	Deutsche Bank	BRL	338	144,000	151,590	7,590
Expiring 10/17/13	Deutsche Bank	BRL	326	136,000	146,559	10,559
Expiring 10/17/13	Hong Kong & Shanghai Bank	BRL	300	132,994	134,744	1,750
Expiring 10/17/13	Hong Kong & Shanghai Bank	BRL	148	66,947	66,482	(465)
Expiring 10/17/13	JPMorgan Chase	BRL	19,333	8,356,603	8,684,462	327,859
Expiring 10/17/13	RBC Dominion Securities	BRL	230	98,226	103,558	5,332
Expiring 10/18/13	Royal Bank of Canada	BRL	370	163,000	166,189	3,189
Expiring 10/18/13	UBS AG	BRL	370	163,000	165,968	2,968
British Pound,
Expiring 12/18/13	Royal Bank of Canada	GBP	26,115	41,255,090	42,252,851	997,761
Canadian Dollar,
Expiring 12/18/13	BNP Paribas	CAD	19,860	19,167,386	19,241,860	74,474
Chilean Peso,
Expiring 10/16/13	Credit Suisse First Boston Corp.	CLP	179,038	354,601	353,876	(725)
Expiring 10/17/13	Barclays Capital Group	CLP	26,434	52,421	52,239	(182)
Expiring 10/17/13	Credit Suisse First Boston Corp.	CLP	15,879	31,732	31,380	(352)
Expiring 10/25/13	Credit Suisse First Boston Corp.	CLP	84,184	169,000	166,174	(2,826)
Czech Koruna,
Expiring 12/18/13	Bank of America	CSK	3,186	167,391	167,846	455
Expiring 12/18/13	Bank of America	CSK	3,179	167,051	167,505	454
Danish Krone,
Expiring 12/18/13	Societe Generale	DKK	12,170	2,173,230	2,209,170	35,940
Euro,
Expiring 12/18/13	Bank of America	EUR	240	315,513	325,428	9,915
Expiring 12/18/13	Bank of America	EUR	126	170,039	170,495	456
Expiring 12/18/13	Bank of America	EUR	122	162,531	165,082	2,551
Expiring 12/18/13	Bank of America	EUR	121	159,968	163,729	3,761
Expiring 12/18/13	BNP Paribas	EUR	40,490	53,884,459	54,788,256	903,797

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 12/18/13	Citigroup Global Markets	EUR	74	$97,956	$99,555	$1,599
Hong Kong Dollar,
Expiring 12/18/13	Societe Generale	HKD	42,010	5,418,490	5,417,464	(1,026)
Hungarian Forint,
Expiring 12/18/13	Bank of America	HUF	37,467	169,562	169,460	(102)
Expiring 12/18/13	Bank of America	HUF	36,296	165,748	164,165	(1,583)
Expiring 12/18/13	Barclays Capital Group	HUF	36,688	163,841	165,937	2,096
Expiring 12/18/13	BNP Paribas	HUF	26,960	120,740	121,938	1,198
Expiring 12/18/13	Deutsche Bank	HUF	32,532	145,385	147,140	1,755
Expiring 12/18/13	Hong Kong & Shanghai Bank	HUF	22,536	100,876	101,927	1,051
Expiring 12/18/13	JPMorgan Chase	HUF	247,758	1,088,303	1,120,589	32,286
Expiring 12/18/13	Morgan Stanley	HUF	36,698	163,884	165,981	2,097
Expiring 12/18/13	Standard Chartered PLC	HUF	16,723	75,960	75,635	(325)
Indonesian Rupiah,
Expiring 10/07/13	Citigroup Global Markets	IDR	2,079,536	185,061	179,336	(5,725)
Expiring 10/07/13	Maybank	IDR	4,096,676	366,757	353,291	(13,466)
Expiring 10/24/13	Deutsche Bank	IDR	1,007,643	96,333	86,612	(9,721)
Israeli Shekel,
Expiring 12/18/13	Deutsche Bank	ILS	3,120	860,142	884,049	23,907
Expiring 12/18/13	Deutsche Bank	ILS	580	166,000	164,461	(1,539)
Expiring 12/18/13	Morgan Stanley	ILS	576	163,000	163,235	235
Japanese Yen,
Expiring 12/18/13	BNP Paribas	JPY	3,885,000	38,837,863	39,545,908	708,045
Expiring 12/18/13	JPMorgan Chase	JPY	16,362	166,000	166,545	545
Expiring 12/18/13	State Street Bank	JPY	16,130	165,000	164,187	(813)
Malaysian Ringgit,
Expiring 10/03/13	Deutsche Bank	MYR	1,044	317,000	320,239	3,239
Expiring 10/03/13	Hong Kong & Shanghai Bank	MYR	1,051	317,000	322,259	5,259
Expiring 10/11/13	Hong Kong & Shanghai Bank	MYR	1,056	319,000	323,771	4,771
Expiring 10/11/13	UBS AG	MYR	524	160,000	160,562	562
Expiring 10/18/13	Deutsche Bank	MYR	1,055	326,000	323,349	(2,651)
Expiring 10/23/13	Citigroup Global Markets	MYR	684	216,000	209,504	(6,496)
Expiring 10/23/13	Deutsche Bank	MYR	521	165,000	159,543	(5,457)
Expiring 10/24/13	Bank of America	MYR	1,227	385,421	375,893	(9,528)
Expiring 10/24/13	Citigroup Global Markets	MYR	3,180	972,399	974,001	1,602
Expiring 10/24/13	Citigroup Global Markets	MYR	614	193,069	187,918	(5,151)
Expiring 10/24/13	Deutsche Bank	MYR	3,152	966,043	965,298	(745)
Expiring 10/24/13	Deutsche Bank	MYR	920	287,473	281,863	(5,610)
Expiring 10/24/13	Hong Kong & Shanghai Bank	MYR	217	66,195	66,434	239
Expiring 10/24/13	Maybank	MYR	3,149	966,043	964,351	(1,692)
Expiring 10/24/13	UBS AG	MYR	3,148	961,764	964,026	2,262
Mexican Peso,
Expiring 12/18/13	Barclays Capital Group	MXN	2,108	165,000	160,033	(4,967)
Expiring 12/18/13	Deutsche Bank	MXN	1,040	80,825	78,897	(1,928)
Expiring 12/18/13	Deutsche Bank	MXN	697	54,696	52,916	(1,780)
Expiring 12/18/13	JPMorgan Chase	MXN	8,473	652,000	643,134	(8,866)
Expiring 12/18/13	Morgan Stanley	MXN	2,108	165,939	160,002	(5,937)
Expiring 12/18/13	Royal Bank of Canada	MXN	2,122	160,000	161,027	1,027
Expiring 12/18/13	State Street Bank	MXN	4,235	329,000	321,465	(7,535)
Expiring 12/18/13	State Street Bank	MXN	2,124	160,000	161,238	1,238
New Taiwanese Dollar,
Expiring 10/11/13	UBS AG	TWD	9,440	319,000	319,322	322
Expiring 10/15/13	Deutsche Bank	TWD	4,804	162,000	162,531	531
New Zealand Dollar,
Expiring 12/18/13	Societe Generale	NZD	280	224,567	231,267	6,700
Nigerian Naira,
Expiring 11/13/13	Citigroup Global Markets	NGN	32,779	196,576	201,469	4,893
Norwegian Krone,
Expiring 12/18/13	Societe Generale	NOK	9,550	1,609,120	1,583,408	(25,712)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Peruvian New Sol,
Expiring 10/17/13	Hong Kong & Shanghai Bank	PEN	432	$153,600	$154,905	$1,305
Expiring 10/17/13	JPMorgan Chase	PEN	294	105,038	105,328	290
Philippine Peso,
Expiring 10/07/13	UBS AG	PHP	13,920	314,000	319,724	5,724
Expiring 10/11/13	Citigroup Global Markets	PHP	7,056	161,000	162,084	1,084
Expiring 10/11/13	UBS AG	PHP	7,077	162,000	162,560	560
Expiring 10/17/13	Citigroup Global Markets	PHP	14,145	326,000	324,940	(1,060)
Expiring 10/24/13	Citigroup Global Markets	PHP	85,819	1,983,328	1,971,518	(11,810)
Polish Zloty,
Expiring 12/18/13	Bank of America	PLN	2,056	652,000	655,394	3,394
Expiring 12/18/13	Deutsche Bank	PLN	2,660	834,932	847,788	12,856
Expiring 12/18/13	Hong Kong & Shanghai Bank	PLN	999	318,893	318,523	(370)
Romanian Leu,
Expiring 12/18/13	State Street Bank	RON	1,251	366,424	380,810	14,386
Russian Ruble,
Expiring 10/07/13	Citigroup Global Markets	RUB	5,262	157,000	162,194	5,194
Expiring 10/07/13	State Street Bank	RUB	5,278	157,000	162,678	5,678
Expiring 10/10/13	Credit Suisse First Boston Corp.	RUB	21,348	638,000	657,690	19,690
Expiring 10/10/13	Credit Suisse First Boston Corp.	RUB	3,949	122,474	121,662	(812)
Expiring 10/15/13	BNP Paribas	RUB	24,762	775,484	762,211	(13,273)
Expiring 10/15/13	Citigroup Global Markets	RUB	8,183	249,835	251,890	2,055
Expiring 10/15/13	Morgan Stanley	RUB	10,697	324,000	329,258	5,258
Expiring 10/17/13	Citigroup Global Markets	RUB	10,588	326,000	325,807	(193)
Expiring 10/17/13	Citigroup Global Markets	RUB	4,826	145,612	148,510	2,898
Expiring 10/17/13	Deutsche Bank	RUB	21,256	638,947	654,031	15,084
Expiring 10/17/13	JPMorgan Chase	RUB	18,291	546,545	562,811	16,266
Expiring 10/17/13	Morgan Stanley	RUB	25,547	767,731	786,080	18,349
Expiring 10/21/13	Credit Suisse First Boston Corp.	RUB	10,491	331,000	322,591	(8,409)
Expiring 10/24/13	UBS AG	RUB	10,881	339,000	334,395	(4,605)
Singapore Dollar,
Expiring 12/18/13	Deutsche Bank	SGD	3,550	2,794,222	2,829,949	35,727
Expiring 12/18/13	Standard Chartered PLC	SGD	206	163,000	163,839	839
South African Rand,
Expiring 12/18/13	Barclays Capital Group	ZAR	3,270	324,000	321,752	(2,248)
Expiring 12/18/13	Barclays Capital Group	ZAR	1,683	169,000	165,615	(3,385)
Expiring 12/18/13	Barclays Capital Group	ZAR	1,624	160,000	159,834	(166)
Expiring 12/18/13	Hong Kong & Shanghai Bank	ZAR	2,386	235,518	234,835	(683)
Expiring 12/18/13	Standard Chartered PLC	ZAR	1,618	166,000	159,206	(6,794)
Expiring 12/18/13	State Street Bank	ZAR	57,559	5,563,027	5,664,441	101,414
Expiring 12/18/13	UBS AG	ZAR	3,242	326,000	319,090	(6,910)
Expiring 12/18/13	UBS AG	ZAR	1,642	163,000	161,584	(1,416)
South Korean Won,
Expiring 10/23/13	Maybank	KRW	176,480	163,000	163,948	948
Swedish Krona,
Expiring 12/18/13	Societe Generale	SEK	39,375	6,022,539	6,115,469	92,930
Swiss Franc,
Expiring 12/18/13	Societe Generale	CHF	15,560	16,729,924	17,217,627	487,703
Thai Baht,
Expiring 10/31/13	Deutsche Bank	THB	44,499	1,436,377	1,419,683	(16,694)
Turkish Lira,
Expiring 12/18/13	Citigroup Global Markets	TRY	325	164,000	158,552	(5,448)
Expiring 12/18/13	Deutsche Bank	TRY	1,052	517,064	513,317	(3,747)
Expiring 12/18/13	Hong Kong & Shanghai Bank	TRY	81	39,240	39,524	284
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	971	492,184	473,809	(18,375)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	663	326,000	323,526	(2,474)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	343	169,000	167,154	(1,846)
Expiring 12/18/13	State Street Bank	TRY	656	$329,000	$320,212	$(8,788)

				$250,513,341	$254,370,902	$3,857,561

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/18/13	Deutsche Bank	AUD	2,050	$1,913,644	$1,902,491	$11,153
Expiring 12/18/13	State Street Bank	AUD	174	160,209	161,480	(1,271)
Expiring 12/18/13	Westminster Research Associates LLC	AUD	176	163,509	163,336	173
Expiring 12/18/13	Westminster Research Associates LLC	AUD	87	80,328	80,740	(412)
Expiring 12/18/13	Westpac Banking Corp.	AUD	178	165,380	165,192	188
Expiring 12/18/13	Westpac Banking Corp.	AUD	88	81,241	81,668	(427)
Brazilian Real,
Expiring 10/07/13	UBS AG	BRL	371	158,000	166,987	(8,987)
Expiring 10/11/13	UBS AG	BRL	368	160,000	165,323	(5,323)
Expiring 10/15/13	Morgan Stanley	BRL	17,492	7,823,238	7,861,563	(38,325)
Expiring 10/15/13	Royal Bank of Canada	BRL	370	162,000	166,525	(4,525)
Expiring 10/18/13	RBC Dominion Securities	BRL	374	165,000	167,983	(2,983)
Expiring 11/04/13	Morgan Stanley	BRL	372	165,000	166,273	(1,273)
British Pound,
Expiring 10/24/13	Royal Bank of Canada	GBP	640	1,010,874	1,035,525	(24,651)
Expiring 12/18/13	Deutsche Bank	GBP	3,440	5,500,687	5,565,759	(65,072)
Canadian Dollar,
Expiring 10/23/13	Westminster Research Associates LLC	CAD	164	154,982	158,666	(3,684)
Expiring 12/18/13	Deutsche Bank	CAD	2,580	2,502,721	2,499,698	3,023
Chilean Peso,
Expiring 10/17/13	Citigroup Global Markets	CLP	201,290	391,921	397,801	(5,880)
Chinese Yuan,
Expiring 12/18/13	Deutsche Bank	CNY	3,877	631,849	631,371	478
Expiring 08/01/14	Deutsche Bank	CNY	2,052	330,000	331,629	(1,629)
Expiring 08/01/14	Deutsche Bank	CNY	2,035	327,000	328,955	(1,955)
Colombian Peso,
Expiring 10/07/13	Citigroup Global Markets	COP	1,085,868	556,000	569,251	(13,251)
Expiring 10/17/13	Credit Suisse First Boston Corp.	COP	986,612	504,661	516,734	(12,073)
Expiring 10/17/13	Credit Suisse First Boston Corp.	COP	115,043	60,000	60,254	(254)
Expiring 10/17/13	Hong Kong & Shanghai Bank	COP	269,868	140,794	141,342	(548)
Expiring 10/17/13	Morgan Stanley	COP	735,278	378,522	385,100	(6,578)
Expiring 10/17/13	State Street Bank	COP	742,219	384,649	388,734	(4,085)
Czech Koruna,
Expiring 12/18/13	Deutsche Bank	CSK	6,677	343,597	351,826	(8,229)
Danish Krone,
Expiring 12/18/13	Deutsche Bank	DKK	1,830	331,752	332,192	(440)
Euro,
Expiring 10/25/13	Deutsche Bank	EUR	774	1,029,487	1,046,971	(17,484)
Expiring 10/25/13	JPMorgan Chase	EUR	1,088	1,441,458	1,472,318	(30,860)
Expiring 12/18/13	Bank of America	EUR	125	169,562	169,303	259
Expiring 12/18/13	Bank of America	EUR	124	167,391	167,788	(397)
Expiring 12/18/13	Bank of America	EUR	124	167,051	167,788	(737)
Expiring 12/18/13	Bank of America	EUR	122	165,748	165,082	666
Expiring 12/18/13	Barclays Capital Group	EUR	122	163,884	165,082	(1,198)
Expiring 12/18/13	Deutsche Bank	EUR	4,020	5,431,945	5,439,585	(7,640)
Expiring 12/18/13	JPMorgan Chase	EUR	125	168,361	169,142	(781)
Expiring 12/18/13	Morgan Stanley	EUR	122	163,841	165,082	(1,241)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 12/18/13	Westpac Banking Corp.	EUR	251	$339,144	$339,636	$(492)
Hong Kong Dollar,
Expiring 12/18/13	Deutsche Bank	HKD	4,060	523,759	523,564	195
Hungarian Forint,
Expiring 12/18/13	Hong Kong & Shanghai Bank	HUF	21,625	95,340	97,808	(2,468)
Expiring 12/18/13	Maybank	HUF	31,066	137,797	140,511	(2,714)
Indonesian Rupiah,
Expiring 10/07/13	JPMorgan Chase	IDR	276,720	23,625	23,864	(239)
Expiring 10/07/13	UBS AG	IDR	1,315,076	111,532	113,410	(1,878)
Expiring 10/24/13	Bank of America	IDR	1,527,378	147,573	131,286	16,287
Expiring 10/24/13	Royal Bank of Canada	IDR	780,861	74,297	67,119	7,178
Expiring 11/19/13	UBS AG	IDR	1,756,566	162,000	150,303	11,697
Expiring 11/19/13	UBS Securities	IDR	1,488,364	136,000	127,354	8,646
Israeli Shekel,
Expiring 12/18/13	Bank of America	ILS	1,217	340,946	344,741	(3,795)
Expiring 12/18/13	Deutsche Bank	ILS	520	147,684	147,341	343
Japanese Yen,
Expiring 12/18/13	Credit Suisse First Boston Corp.	JPY	31,322	316,000	318,827	(2,827)
Expiring 12/18/13	Deutsche Bank	JPY	357,000	3,585,043	3,633,948	(48,905)
Expiring 12/18/13	Morgan Stanley	JPY	16,357	165,939	166,505	(566)
Expiring 12/18/13	State Street Bank	JPY	16,117	161,000	164,058	(3,058)
Malaysian Ringgit,
Expiring 10/03/13	Bank of America	MYR	518	158,000	159,017	(1,017)
Expiring 10/03/13	Citigroup Global Markets	MYR	520	158,000	159,405	(1,405)
Expiring 10/03/13	Hong Kong & Shanghai Bank	MYR	699	211,000	214,498	(3,498)
Expiring 10/03/13	Standard Chartered PLC	MYR	340	107,397	104,257	3,140
Expiring 10/11/13	Barclays Capital Group	MYR	1,066	329,000	326,829	2,171
Expiring 10/18/13	Citigroup Global Markets	MYR	1,079	330,000	330,588	(588)
Expiring 10/23/13	Westpac Banking Corp.	MYR	1,088	337,350	333,188	4,162
Expiring 10/24/13	Deutsche Bank	MYR	2,164	655,054	662,834	(7,780)
Mexican Peso,
Expiring 12/18/13	Citigroup Global Markets	MXN	26,620	2,007,954	2,020,522	(12,568)
Expiring 12/18/13	Deutsche Bank	MXN	2,189	168,000	166,154	1,846
Expiring 12/18/13	Hong Kong & Shanghai Bank	MXN	2,129	161,000	161,570	(570)
Expiring 12/18/13	Morgan Stanley	MXN	4,367	337,000	331,454	5,546
Expiring 12/18/13	State Street Bank	MXN	4,300	329,000	326,407	2,593
Expiring 12/18/13	State Street Bank	MXN	3,101	238,469	235,341	3,128
Expiring 12/18/13	State Street Bank	MXN	2,487	187,086	188,743	(1,657)
Expiring 12/18/13	State Street Bank	MXN	2,155	165,000	163,580	1,420
New Zealand Dollar,
Expiring 12/18/13	Deutsche Bank	NZD	40	33,250	33,038	212
Norwegian Krone,
Expiring 12/18/13	Deutsche Bank	NOK	1,450	243,650	240,412	3,238
Peruvian New Sol,
Expiring 10/17/13	Credit Suisse First Boston Corp.	PEN	180	64,772	64,487	285
Expiring 10/17/13	Credit Suisse First Boston Corp.	PEN	112	40,179	40,124	55
Expiring 10/17/13	Deutsche Bank	PEN	92	33,000	32,831	169
Philippine Peso,
Expiring 10/17/13	Barclays Capital Group	PHP	3,621	85,000	83,170	1,830
Expiring 10/17/13	Deutsche Bank	PHP	3,611	83,000	82,957	43
Expiring 11/21/13	Citigroup Global Markets	PHP	90,476	2,077,279	2,078,342	(1,063)
Polish Zloty,
Expiring 12/18/13	Bank of America	PLN	1,036	315,513	330,014	(14,501)
Expiring 12/18/13	Maybank	PLN	732	231,759	233,411	(1,652)
Russian Ruble,
Expiring 10/07/13	Credit Suisse First Boston Corp.	RUB	9,355	279,000	288,373	(9,373)
Expiring 10/10/13	Citigroup Global Markets	RUB	5,339	165,000	164,481	519
Expiring 10/10/13	Citigroup Global Markets	RUB	5,334	161,000	164,347	(3,347)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Russian Ruble (cont’d.),
Expiring 10/10/13	Citigroup Global Markets	RUB	5,324	$160,000	$164,010	$(4,010)
Expiring 10/15/13	Credit Suisse First Boston Corp.	RUB	5,318	162,000	163,702	(1,702)
Expiring 10/15/13	Deutsche Bank	RUB	2,895	88,209	89,111	(902)
Expiring 10/15/13	JPMorgan Chase	RUB	2,434	74,000	74,933	(933)
Expiring 10/17/13	Credit Suisse First Boston Corp.	RUB	10,563	326,000	325,010	990
Expiring 10/17/13	Hong Kong & Shanghai Bank	RUB	4,646	139,412	142,959	(3,547)
Expiring 10/21/13	Citigroup Global Markets	RUB	5,369	165,000	165,088	(88)
Expiring 10/24/13	Citigroup Global Markets	RUB	5,400	169,000	165,944	3,056
Singapore Dollar,
Expiring 12/18/13	Deutsche Bank	SGD	370	295,757	294,952	805
Expiring 12/18/13	Standard Chartered PLC	SGD	201	157,474	160,231	(2,757)
South African Rand,
Expiring 12/18/13	Barclays Capital Group	ZAR	3,380	332,000	332,609	(609)
Expiring 12/18/13	Hong Kong & Shanghai Bank	ZAR	2,816	283,362	277,103	6,259
Expiring 12/18/13	Hong Kong & Shanghai Bank	ZAR	444	44,932	43,694	1,238
Expiring 12/18/13	UBS AG	ZAR	3,400	332,000	334,560	(2,560)
Expiring 12/18/13	UBS AG	ZAR	3,274	329,000	322,195	6,805
Expiring 12/18/13	UBS AG	ZAR	1,679	165,000	165,211	(211)
South Korean Won,
Expiring 10/24/13	Deutsche Bank	KRW	203,827	182,788	189,340	(6,552)
Expiring 10/24/13	Hong Kong & Shanghai Bank	KRW	62,905	55,088	58,434	(3,346)
Swedish Krona,
Expiring 12/18/13	Deutsche Bank	SEK	4,050	634,262	629,020	5,242
Swiss Franc,
Expiring 10/11/13	Deutsche Bank	CHF	303	326,293	335,514	(9,221)
Expiring 10/11/13	Hong Kong & Shanghai Bank	CHF	725	788,065	802,187	(14,122)
Expiring 10/11/13	UBS AG	CHF	454	486,711	502,257	(15,546)
Expiring 12/18/13	Deutsche Bank	CHF	1,890	2,074,636	2,091,344	(16,708)
Thai Baht,
Expiring 10/31/13	Deutsche Bank	THB	12,312	393,606	392,799	807
Turkish Lira,
Expiring 12/18/13	Barclays Capital Group	TRY	334	162,000	163,171	(1,171)
Expiring 12/18/13	Citigroup Global Markets	TRY	333	158,000	162,344	(4,344)
Expiring 12/18/13	JPMorgan Chase	TRY	955	464,734	465,924	(1,190)
Expiring 12/18/13	JPMorgan Chase	TRY	448	211,000	218,349	(7,349)
Expiring 12/18/13	JPMorgan Chase	TRY	342	165,000	166,748	(1,748)
Expiring 12/18/13	JPMorgan Chase	TRY	337	164,683	164,443	240
Expiring 12/18/13	Maybank	TRY	573	282,697	279,766	2,931
Expiring 12/18/13	Royal Bank of Scotland Group PLC	TRY	338	163,000	164,989	(1,989)
Expiring 12/18/13	Standard Chartered PLC	TRY	2,864	1,392,168	1,397,772	(5,604)
Expiring 12/18/13	Standard Chartered PLC	TRY	280	141,017	136,830	4,187
Expiring 12/18/13	State Street Bank	TRY	179	89,614	87,285	2,329

				$61,534,185	$61,913,016	$(378,831)

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL 3,660	01/04/16	0.000%	Brazilian Interbank Deposit Rate Over(2)	$ (25,369)	$ —	$ (25,369)	Deutsche Bank AG

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	2,320	01/04/16	0.000%	Brazilian Interbank Deposit Rate Over(2)	$(23,389)	$ —	$ (23,389)	Citigroup Global Markets
BRL	1,420	01/04/16	0.000%	Brazilian Interbank Deposit Rate Over(2)	(9,999)	—	(9,999)	Deutsche Bank AG
BRL	1,270	01/04/16	0.000%	Brazilian Interbank Deposit Rate Over(2)	(11,104)	—	(11,104)	Deutsche Bank AG
BRL	1,070	01/04/16	0.000%	Brazilian Interbank Deposit Rate Over(2)	(7,190)	—	(7,190)	Deutsche Bank AG
BRL	600	01/04/16	0.000%	Brazilian Interbank Deposit Rate Over(2)	(4,560)	—	(4,560)	Morgan Stanley
BRL	480	01/02/17	0.000%	Brazilian Interbank Deposit Rate Over(2)	(4,531)	—	(4,531)	Deutsche Bank AG
CLP	119,040	09/25/18	4.950%	Camara Interbank rate(1)	1	—	1	Deutsche Bank AG
CLP	158,150	09/27/18	5.010%	Camara Interbank rate(1)	(717)	(1)	(716)	Deutsche Bank AG
CLP	46,500	09/30/18	5.010%	Camara Interbank rate(1)	(13)	—	(13)	Citigroup Global Markets
CLP	113,430	10/01/18	4.990%	Camara Interbank rate(1)	(405)	—	(405)	Deutsche Bank AG
CLP	35,010	06/12/23	5.330%	Camara Interbank rate(1)	109	—	109	Deutsche Bank AG
KRW	8,359,900	05/14/23	3.050%	3 month Certificate of Deposit(1)	187,542	—	187,542	Barclays Bank PLC
KRW	234,130	05/30/23	2.690%	3 month Certificate of Deposit(1)	5,973	—	5,973	Barclays Bank PLC
KRW	117,560	05/30/23	2.690%	3 month Certificate of Deposit(1)	2,965	—	2,965	Deutsche Bank AG
KRW	364,010	06/19/23	2.660%	3 month Certificate of Deposit(1)	4,099	—	4,099	Barclays Bank PLC
KRW	422,070	07/05/23	2.690%	3 month Certificate of Deposit(1)	(652)	47	(699)	Deutsche Bank AG
KRW	267,720	07/11/23	2.690%	3 month Certificate of Deposit(1)	(1,881)	—	(1,881)	Morgan Stanley
KRW	309,580	08/05/23	2.660%	3 month Certificate of Deposit(1)	(16,783)	—	(16,783)	Deutsche Bank AG
KRW	596,630	08/26/23	2.660%	3 month Certificate of Deposit(1)	(12,271)	—	(12,271)	Deutsche Bank AG
KRW	262,700	09/02/23	2.660%	3 month Certificate of Deposit(1)	(2,698)	—	(2,698)	Citigroup Global Markets
KRW	375,060	09/10/23	2.660%	3 month Certificate of Deposit(1)	(5,573)	—	(5,573)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN	3,600	06/01/23	6.255%	28 day Mexican Interbank rate(2)	$(6,885)	$ —	$ (6,885)	Deutsche Bank AG
MXN	1,760	06/01/23	6.230%	28 day Mexican Interbank rate(2)	(3,638)	—	(3,638)	Citigroup Global Markets
MXN	28,000	04/13/28	5.630%	28 day Mexican Interbank rate(2)	(334,707)	—	(334,707)	JPMorgan Chase & Co.
PLN	3,440	08/29/15	3.630%	6 month Warsaw Interbank Offered Rate(2)	1,562	—	1,562	Citigroup Global Markets
PLN	3,880	09/01/15	3.690%	6 month Warsaw Interbank Offered Rate(2)	2,425	—	2,425	Morgan Stanley
PLN	3,680	09/03/15	3.630%	6 month Warsaw Interbank Offered Rate(2)	1,592	—	1,592	Deutsche Bank AG
PLN	140	07/29/23	2.610%	6 month Warsaw Interbank Offered Rate(2)	1,183	—	1,183	Citigroup, Inc.
TWD	52,000	05/14/18	0.878%	90 day Taiwan Seconday Commercial Papers(1)	18,386	—	18,386	JPMorgan Chase
ZAR	3,400	06/07/18	7.100%	3 month South African Johannesburg Interbank Agreed Rate(2)	437	—	437	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 month South African Johannesburg Interbank Agreed Rate(2)	232	—	232	Deutsche Bank AG
ZAR	50,000	04/30/20	6.000%	3 month South African Johannesburg Interbank Agreed Rate(2)	(391,268)	—	(391,268)	Morgan Stanley
ZAR	3,930	05/30/20	6.620%	3 month South African Johannesburg Interbank Agreed Rate(2)	(18,560)	—	(18,560)	Citigroup Global Markets
ZAR	1,730	05/29/23	7.150%	3 month South African Johannesburg Interbank Agreed Rate(2)	(9,628)	—	(9,628)	Barclays Bank PLC
ZAR	1,600	05/29/23	7.160%	3 month South African Johannesburg Interbank Agreed Rate(2)	(8,792)	—	(8,792)	Citigroup Global Markets
ZAR	1,550	05/29/23	7.170%	3 month South African Johannesburg Interbank Agreed Rate(2)	(8,414)	—	(8,414)	Deutsche Bank AG

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
ZAR	1,680	08/21/23	2.660%	3 month South African Johannesburg Interbank Agreed Rate(2)	$ 6,675	$ (76)	$ 6,751	JPMorgan Chase

					$(675,846)	$ (30)	$(675,816)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
62,650	06/20/18	1.000%	CDX.NA.IG.20.V1(1)	$ 865,683	$ 739,987	$ (125,696)
57,200	06/20/18	1.000%	CDX.NA.IG.20.V1(1)	(392,919)	(710,570)	(317,651)
52,700	12/18/28	1.000%	3 Month LIBOR(1)	5,430,391	5,610,252	179,861

				$5,903,155	$5,639,669	$ (263,486)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$342,967,029	$443,663,959	$223,535
Exchange Traded Funds	11,601,892	—	—
Preferred Stocks	4,715,192	3,950,153	—
Rights	7,181	1,543	—
Unaffiliated Mutual Funds	378,429	252,647	—
Asset-Backed Securities	—	10,924,029	10,289,268
Bank Loans	—	930,666	450,000
Commercial Mortgage-Backed Securities	—	114,933,883	—
Convertible Bonds	—	733,094	—
Corporate Bonds	—	429,326,626	7,488,242
Foreign Government Bonds	—	83,969,565	849,881
Municipal Bonds	—	29,863,991	—
Residential Mortgage-Backed Securities	—	23,910,675	—
U.S. Government Agency Obligations	—	291,577,998	—
U.S. Treasury Obligations	—	392,640,807	—
Affiliated Money Market Mutual Fund	848,036,206	—	—
Foreign Treasury Obligations	—	3,134,816	—
Short Sales – U.S. Government Agency Obligations	—	(53,238,048)	—
Other Financial Instruments*
Financial Futures Contracts	4,884,286	—	—
Foreign Forward Currency Contracts	—	3,478,730	—
Interest Rate Swaps	(443,347)	(495,942)	(13)

Total	$1,212,146,868	$1,779,559,192	$19,300,913

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolios as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Equity contracts	$4,267,591
Foreign exchange contracts	3,478,730
Interest rate contracts	(313,883)

Total	$7,432,438

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 94.8%
Aerospace — 0.6%
Kaman Corp.	126,922	$4,805,267

Aerospace & Defense — 2.5%
Cubic Corp.	70,283	3,772,791
Esterline Technologies Corp.*	76,626	6,121,651
Moog, Inc. (Class A Stock)*	95,187	5,584,621
Teledyne Technologies, Inc.*	47,191	4,007,932
Triumph Group, Inc.	8,743	613,933

		20,100,928

Auto Repair — 0.2%
Monro Muffler Brake, Inc.(a)	38,155	1,773,826

Automotive Parts — 1.6%
American Axle & Manufacturing Holdings, Inc.*	267,153	5,268,257
Dana Holding Corp.	142,963	3,265,275
Tenneco, Inc.*	81,587	4,120,143

		12,653,675

Banking — 2.8%
BancorpSouth, Inc.(a)	238,459	4,754,872
First Financial Holdings, Inc.	56,698	3,127,462
Home BancShares, Inc.	124,183	3,771,438
Independent Bank Group, Inc.	33,114	1,192,104
Lakeland Financial Corp.	39,054	1,275,113
Sandy Spring Bancorp, Inc.	55,150	1,282,789
Sterling Financial Corp.	87,248	2,499,655
Webster Financial Corp.	166,058	4,239,461

		22,142,894

Basic Materials - Mining — 0.3%
Commercial Metals Co.	147,908	2,507,041

Biotechnology — 1.2%
Acorda Therapeutics, Inc.*	88,853	3,045,881
Exact Sciences Corp.*(a)	243,651	2,877,518
Myriad Genetics, Inc.*(a)	162,661	3,822,533

		9,745,932

Building Materials — 0.2%
Trex Co., Inc.*	31,854	1,577,729

Chemicals — 3.3%
Fuller (H.B.) Co.	29,516	1,333,828
Methanex Corp. (Canada)	140,947	7,226,353
PolyOne Corp.	304,338	9,346,220
Quaker Chemical Corp.	27,225	1,988,786
Westlake Chemical Corp.	25,364	2,654,596
WR Grace & Co.*	37,534	3,280,472

		25,830,255

Clothing & Apparel — 1.3%
Carter’s, Inc.(a)	60,830	4,616,389
Hanesbrands, Inc.	36,870	2,297,370
Steven Madden Ltd.*	64,043	3,447,435

		10,361,194

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks — 0.8%
Banner Corp.	71,379	$2,723,823
ViewPoint Financial Group, Inc.	164,881	3,408,090

		6,131,913

Commercial Services — 0.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)	212,706	5,358,064
TrueBlue, Inc.*	87,690	2,105,437

		7,463,501

Computer Services & Software — 1.8%
Mentor Graphics Corp.	170,514	3,984,912
Monotype Imaging Holdings, Inc.	104,139	2,984,624
NetScout Systems, Inc.*	61,864	1,581,862
Radware Ltd. (Israel)*	101,412	1,414,697
SS&C Technologies Holdings, Inc.*	119,554	4,555,007

		14,521,102

Construction — 0.6%
Meritage Homes Corp.*	102,774	4,414,143

Consumer Cyclicals – Construction — 0.5%
Comfort Systems USA, Inc.	242,587	4,077,887

Containers & Packaging — 0.2%
Graphic Packaging Holding Co.*	182,843	1,565,136

Diversified Financial Services — 2.9%
Cohen & Steers, Inc.(a)	32,256	1,138,959
E*Trade Financial Corp.*	251,276	4,146,054
Manning & Napier, Inc.	35,031	584,317
MarketAxess Holdings, Inc.	64,022	3,843,881
Piper Jaffray Cos.*	24,866	852,655
Stifel Financial Corp.*(a)	142,126	5,858,434
Virtus Investment Partners, Inc.*	16,220	2,638,021
Walter Investment Management Corp.*	74,040	2,927,542
WisdomTree Investments, Inc.*	94,728	1,099,792

		23,089,655

Diversified Machinery — 0.3%
Edwards Group Ltd. (United Kingdom), ADR*	260,723	2,568,122

Electric — 1.0%
Allete, Inc.	56,111	2,710,161
Black Hills Corp.	31,649	1,578,019
UNS Energy Corp.	75,875	3,537,293

		7,825,473

Electrical Utilities — 2.0%
Cleco Corp.	150,970	6,769,495
IDACORP, Inc.	145,720	7,052,848
NorthWestern Corp.	46,601	2,093,317

		15,915,660

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components & Equipment — 3.3%
Belden, Inc.	67,214	$4,305,057
Convergys Corp.(a)	209,468	3,927,525
Electronics For Imaging, Inc.*	101,615	3,219,163
Littelfuse, Inc.	30,335	2,372,804
Newport Corp.*	237,876	3,718,002
PerkinElmer, Inc.	184,035	6,947,321
Powell Industries, Inc.*	31,545	1,933,393

		26,423,265

Electronics — 0.5%
Coherent, Inc.	39,310	2,415,599
CTS Corp.	109,856	1,732,429

		4,148,028

Engineering & Construction — 0.3%
MYR Group, Inc.*	88,571	2,152,275

Entertainment & Leisure — 1.3%
Marriott Vacations Worldwide Corp.*	75,123	3,305,412
Pinnacle Entertainment, Inc.*	84,071	2,105,979
Six Flags Entertainment Corp.	49,604	1,676,119
Vail Resorts, Inc.	41,994	2,913,544

		10,001,054

Environmental Control
Ceco Environmental Corp.	761	10,715

Equipment Services — 0.2%
Watsco, Inc.	20,453	1,928,104

Financial Services — 2.8%
Dime Community Bancshares, Inc.	80,007	1,332,117
First Cash Financial Services, Inc.*	42,682	2,473,422
First Financial Bankshares, Inc.(a)	69,030	4,060,345
Flushing Financial Corp.	113,265	2,089,739
Home Loan Servicing Solutions Ltd. (Cayman Islands)	118,320	2,604,223
Pinnacle Financial Partners, Inc.*	121,343	3,617,235
PrivateBancorp, Inc.	228,082	4,880,955
WSFS Financial Corp.	15,412	928,573

		21,986,609

Financial–Bank & Trust — 8.4%
Bank of the Ozarks, Inc.	145,628	6,988,688
Boston Private Financial Holdings, Inc.	261,041	2,897,555
Bridge Capital Holdings*	57,384	974,380
Brookline Bancorp, Inc.	124,127	1,168,035
CoBiz Financial, Inc.	117,832	1,138,257
Community Bank System, Inc.	93,881	3,203,220
First Midwest Bancorp, Inc.	165,054	2,493,966
First of Long Island Corp. (The)	26,082	1,013,286
Glacier Bancorp, Inc.	188,616	4,660,701
Heritage Financial Corp.	46,900	727,888
Independent Bank Corp.	65,478	2,337,565
MB Financial, Inc.	166,137	4,691,709
PacWest Bancorp(a)	119,168	4,094,612
Prosperity Bancshares, Inc.(a)	111,299	6,882,730
Provident Financial Services, Inc	146,130	2,368,767
Sierra Bancorp	3,497	55,008
Signature Bank*(a)	84,561	7,739,023

	Shares	Value
COMMON STOCKS (Continued)
Financial–Bank & Trust (cont’d.)
Southcoast Financial Corp.*	3,207	$18,152
Summit State Bank	6,180	58,092
Texas Capital Bancshares, Inc.*	130,770	6,011,497
Trico Bancshares	42,781	974,551
UMB Financial Corp.	110,878	6,025,110

		66,522,792

Food — 0.6%
Hain Celestial Group, Inc. (The)*	62,314	4,805,656

Hand/Machine Tools — 0.5%
Regal-Beloit Corp.	58,397	3,966,908

Healthcare Products — 0.4%
Hill-Rom Holdings, Inc.	54,734	1,961,119
Teleflex, Inc.	18,737	1,541,680

		3,502,799

Healthcare Services — 1.2%
Air Methods Corp.(a)	66,045	2,813,517
HealthSouth Corp.	106,356	3,667,155
ICON PLC (Ireland)*	72,245	2,956,988

		9,437,660

Holding Companies–Diversified — 0.2%
Primoris Services Corp.	72,339	1,842,474

Home Builders — 0.8%
Ryland Group, Inc. (The)	8,931	362,063
Standard Pacific Corp.*(a)	494,367	3,910,443
William Lyon Homes (Class A Stock)*	100,759	2,047,423

		6,319,929

Household Products/Wares — 1.4%
Prestige Brands Holdings, Inc.*	150,696	4,538,964
Spectrum Brands Holdings, Inc.	105,779	6,964,489

		11,503,453

Industrial Products — 0.1%
Olympic Steel, Inc.	34,999	972,272

Industrials – Components — 0.6%
Applied Industrial Technologies, Inc.	96,994	4,995,191

Industrials – Electrical Equipment — 0.8%
Anixter International, Inc.*	73,758	6,465,626

Insurance — 1.9%
CNO Financial Group, Inc.	279,935	4,031,064
Enstar Group Ltd. (Bermuda)*	12,857	1,756,266
Maiden Holdings Ltd. (Bermuda)	194,924	2,302,052
Markel Corp.*	3,581	1,854,134
Radian Group, Inc.(a)	374,720	5,219,850

		15,163,366

Insurance – Life Insurance — 1.1%
American Equity Investment Life Holding Co.(a)	403,177	8,555,416

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance – Property Insurance — 1.5%
Aspen Insurance Holdings Ltd. (Bermuda)(a)	82,970	$3,010,981
Meadowbrook Insurance Group, Inc.(a)	301,314	1,958,541
ProAssurance Corp.	101,047	4,553,178
RLI Corp.	23,643	2,066,871

		11,589,571

Investment Companies — 0.8%
Golub Capital BDC, Inc.	64,473	1,117,962
New Mountain Finance Corp.	85,490	1,231,911
PennantPark Investment Corp.	106,076	1,194,416
Solar Capital Ltd.	69,740	1,546,136
Solar Senior Capital Ltd.	15,069	272,448
THL Credit, Inc.	60,787	949,493

		6,312,366

Leisure Time — 1.1%
Arctic Cat, Inc.	53,918	3,076,022
Brunswick Corp.	77,082	3,076,343
Diamond Resorts International, Inc.	124,959	2,350,479

		8,502,844

Machinery — 0.6%
Graco, Inc.	39,562	2,929,962
Twin Disc, Inc.	60,669	1,585,281

		4,515,243

Media — 0.1%
Sinclair Broadcast Group, Inc. (Class A Stock)	25,714	861,933

Metals & Mining — 2.3%
Carpenter Technology Corp.	46,770	2,717,805
CIRCOR International, Inc.	51,295	3,189,523
Coeur d’Alene Mines Corp.*	63,958	770,694
Globe Specialty Metals, Inc.	125,114	1,928,007
Kaiser Aluminum Corp.	94,569	6,738,041
RBC Bearings, Inc.*	48,203	3,176,096

		18,520,166

Miscellaneous Manufacturing — 3.2%
Actuant Corp. (Class A Stock)	140,253	5,447,426
Barnes Group, Inc.	147,255	5,142,145
Carlisle Cos., Inc.	95,220	6,693,014
Crane Co.	50,027	3,085,165
Koppers Holdings, Inc.	18,677	796,574
Movado Group, Inc.	102,267	4,474,181

		25,638,505

Oil & Gas — 7.0%
Approach Resources, Inc.*(a)	205,700	5,405,796
Diamondback Energy, Inc.	192,455	8,206,281
Dril-Quip, Inc.*	57,737	6,625,321
Forum Energy Technologies, Inc.*(a)	190,973	5,158,181
Laredo Petroleum Holdings, Inc.*(a)	315,382	9,360,538
Newpark Resources, Inc.*(a)	407,105	5,153,949
Rex Energy Corp.*	447,447	9,978,068

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
TETRA Technologies, Inc.*	258,349	$3,237,113
Thermon Group Holdings, Inc.*	120,088	2,775,234

		55,900,481

Paper & Forest Products — 0.6%
KapStone Paper and Packaging Corp.	117,280	5,019,584

Pharmaceuticals — 0.7%
Infinity Pharmaceuticals, Inc.*	178,612	3,116,779
Mallinckrodt PLC (Ireland)*(a)	51,498	2,270,547

		5,387,326

Real Estate — 0.8%
Healthcare Trust of America, Inc.	248,175	2,610,801
Kennedy-Wilson Holdings, Inc.	213,242	3,957,772

		6,568,573

Real Estate Investment Trusts — 10.1%
Acadia Realty Trust	134,347	3,315,684
American Campus Communities, Inc.	54,988	1,877,840
Apollo Commercial Real Estate Finance, Inc.	283,987	4,336,481
CBL & Associates Properties, Inc.	162,376	3,101,382
Coresite Realty Corp.	88,930	3,018,284
Cubesmart	302,293	5,392,907
CYS Investments, Inc.	426,820	3,470,047
DuPont Fabros Technology, Inc.(a)	227,519	5,863,165
EPR Properties(a)	113,483	5,531,161
Highwoods Properties, Inc.	87,004	3,072,111
Hudson Pacific Properties, Inc.	183,503	3,569,133
LaSalle Hotel Properties	162,079	4,622,493
LTC Properties, Inc.	112,665	4,279,017
MFA Financial, Inc.	642,326	4,785,329
Mid-America Apartment Communities, Inc.(a)	58,253	3,640,813
National Retail Properties, Inc.(a)	102,176	3,251,240
Pebblebrook Hotel Trust	142,191	4,082,304
PS Business Parks, Inc.	81,446	6,077,500
Strategic Hotels & Resorts, Inc.*	387,981	3,367,675
Two Harbors Investment Corp.	347,158	3,370,904

		80,025,470

Retail & Merchandising — 2.9%
Asbury Automotive Group, Inc.*	63,240	3,364,368
Bloomin’ Brands, Inc.*	78,996	1,865,096
Chico’s FAS, Inc.	78,368	1,305,611
Francesca’s Holdings Corp.*(a)	43,933	818,911
GNC Holdings, Inc. (Class A Stock)	88,553	4,837,650
OfficeMax, Inc.	227,693	2,912,193
Shoe Carnival, Inc.	86,621	2,339,633
Susser Holdings Corp.*(a)	79,208	4,209,905
Vitamin Shoppe, Inc.*(a)	36,037	1,576,619

		23,229,986

Savings & Loan — 0.2%
Oritani Financial Corp.	108,877	1,792,115

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors — 3.4%
Cabot Microelectronics Corp.*	105,324	$4,057,080
Fairchild Semiconductor International, Inc.*	304,676	4,231,950
Intersil Corp. (Class A Stock)	416,008	4,671,770
Micrel, Inc.	142,574	1,298,849
MKS Instruments, Inc.	142,379	3,785,858
PMC - Sierra, Inc.*	356,551	2,360,368
Semtech Corp.*	142,270	4,266,677
Silicon Laboratories, Inc.*	46,682	1,993,788

		26,666,340

Services – Environmental — 0.3%
Waste Connections, Inc.(a)	58,430	2,653,306

Services - Industrial Services — 0.6%
G&K Services, Inc. (Class A Stock)	83,366	5,034,473

Software — 1.8%
Allscripts Healthcare Solutions, Inc.*	262,549	3,904,104
Digi International, Inc.*	101,619	1,017,206
PTC, Inc.*	184,194	5,236,635
Verint Systems, Inc.*	106,508	3,947,186

		14,105,131

Storage/Warehousing — 0.5%
Mobile Mini, Inc.*	109,599	3,732,942

Telecommunications — 1.4%
ADTRAN, Inc.	105,967	2,822,961
Premiere Global Services, Inc.*	415,134	4,134,735
West Corp.(a)	185,386	4,110,008

		11,067,704

Transportation — 1.2%
Celadon Group, Inc.	64,232	1,199,211
Forward Air Corp.	96,467	3,892,443
Gulfmark Offshore, Inc. (Class A Stock)	84,845	4,317,762

		9,409,416

Utilities – Electrical Utilities — 0.9%
El Paso Electric Co.	220,189	7,354,313

Utilities – Gas Utilities — 1.4%
Southwest Gas Corp.	218,125	10,906,250

TOTAL COMMON STOCKS (cost $614,980,790)		754,568,963

	Shares	Value
EXCHANGE TRADED FUND — 2.8%
iShares Russell 2000 Value Index Fund(a) (cost $21,776,352)	246,026	$22,545,823

	Units
WARRANTS*(l)
Oil & Gas
Magnum Hunter Resources Corp., expiring 10/14/13(cost $0)	13,835	97

TOTAL LONG-TERM INVESTMENTS (cost $636,757,142)		777,114,883

	Shares
SHORT-TERM INVESTMENT — 14.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $112,613,767; includes $94,746,010 of cash collateral for securities on loan)(b)(w)	112,613,767	112,613,767

TOTAL INVESTMENTS — 111.8% (cost $749,370,909)		889,728,650
Liabilities in excess of other assets — (11.8)%		(94,205,127)

NET ASSETS — 100.0%		$795,523,523

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,511,351; cash collateral of $94,746,010 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$754,568,963	$—	$—
Exchange Traded Fund	22,545,823	—	—
Warrants	97	—	—
Affiliated Money Market Mutual Fund	112,613,767	—	—

Total	$889,728,650	$—	$—

AST HERNDON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 3.6%
Lockheed Martin Corp.(a)	135,182	$17,242,464
Rockwell Collins, Inc.(a)	89,049	6,042,865

		23,285,329

Agriculture — 4.6%
Altria Group, Inc.	448,531	15,407,040
Philip Morris International, Inc.	164,651	14,257,130

		29,664,170

Airlines — 1.8%
Copa Holdings SA (Panama) (Class A Stock)	83,002	11,509,887

Biotechnology — 1.2%
United Therapeutics Corp.*(a)	100,035	7,887,760

Chemicals — 5.0%
CF Industries Holdings, Inc.	59,751	12,597,303
LyondellBasell Industries NV (Netherlands) (Class A Stock)	105,982	7,761,062
NewMarket Corp.(a)	43,529	12,532,434

		32,890,799

Commercial Services — 5.3%
MasterCard, Inc. (Class A Stock)	10,622	7,146,269
McGraw Hill Financial, Inc.	202,502	13,282,106
Western Union Co. (The)	740,886	13,824,933

		34,253,308

Computers & Peripherals — 7.7%
Apple, Inc.	38,122	18,174,663
International Business Machines Corp.	63,265	11,715,413
Western Digital Corp.	317,135	20,106,359

		49,996,435

Consumer Finance — 2.6%
Discover Financial Services	335,790	16,970,827

Diversified Financial Services — 10.7%
CBOE Holdings, Inc.	403,651	18,257,135
Eaton Vance Corp.	365,530	14,193,530
Federated Investors, Inc. (Class B Stock)(a)	499,089	13,555,257
SLM Corp.	305,780	7,613,922
Waddell & Reed Financial, Inc. (Class A Stock)	317,946	16,367,860

		69,987,704

Food & Staples Retailing — 1.9%
Campbell Soup Co.(a)	299,291	12,184,137

Healthcare Products — 0.9%
Baxter International, Inc.	86,202	5,662,609

Household Products — 2.5%
Colgate-Palmolive Co.	274,124	16,255,553

Insurance — 3.1%
Aflac, Inc.	330,924	20,513,979

Machinery — 3.8%
Caterpillar, Inc.	105,040	8,757,185
Joy Global, Inc.(a)	311,728	15,910,597

		24,667,782

Metals & Mining — 0.4%
Southern Copper Corp. (Peru)(a)	99,180	2,701,663

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas — 21.4%
Apache Corp.	167,355	$14,248,605
Chevron Corp.	102,468	12,449,862
Continental Resources, Inc.*(a)	130,268	13,972,546
Exxon Mobil Corp.	161,677	13,910,689
Hollyfrontier Corp.	330,653	13,923,798
Marathon Petroleum Corp.	242,786	15,615,996
Murphy Oil Corp.	104,540	6,305,853
Patterson-UTI Energy, Inc.	678,069	14,497,115
RPC, Inc.(a)	985,741	15,249,413
Ultra Petroleum Corp. (Canada)*(a)	944,646	19,431,368

		139,605,245

Pharmaceuticals — 5.1%
Endo Health Solutions, Inc.*	401,218	18,231,346
Mylan, Inc.*	393,808	15,031,651

		33,262,997

Real Estate Investment Trusts — 3.7%
American Capital Agency Corp.	429,876	9,702,301
Apartment Investment & Management Co. (Class A Stock)	506,389	14,148,509

		23,850,810

Retail — 7.3%
Coach, Inc.(a)	240,352	13,106,395
TJX Cos., Inc. (The)	373,371	21,054,391
Yum! Brands, Inc.	189,795	13,549,465

		47,710,251

Software — 2.3%
Microsoft Corp.	444,476	14,805,496

Transportation — 3.1%
Landstar System, Inc.	123,140	6,893,377
United Parcel Service, Inc. (Class B Stock)	145,996	13,339,654

		20,233,031

TOTAL LONG-TERM INVESTMENTS (cost $627,116,529)		637,899,772

SHORT-TERM INVESTMENT — 16.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $109,252,201; includes $97,038,138 of cash collateral for securities on loan)(b)(w)	109,252,201	109,252,201

TOTAL INVESTMENTS — 114.8% (cost $736,368,730)		747,151,973
Liabilities in excess of other assets — (14.8)%		(96,255,324)

NET ASSETS — 100.0%		$650,896,649

AST HERNDON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,180,914; cash collateral of $97,038,138 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$637,899,772	$—	$—
Affiliated Money Market Mutual Fund	109,252,201	—	—

Total	$747,151,973	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.3%

BANK LOANS(c) — 4.2%

Airlines — 0.1%
Delta Airlines, Inc., New Term Loan B-1	Ba1	4.000%	10/18/18	1,985	$1,988,216

Automotive
Wild Horse Resources LLC, Term Loan	B3	7.500%	05/28/19	557	549,482

Building Materials — 0.1%
Continental Building Products LLC, Closing Date Loan	Caa1	8.500%	02/15/21	850	847,875
Quikrete Holdings, Inc., Term Loan	B1	8.000%	03/18/21	108	109,209

					957,084

Chemicals — 0.2%
Arizona Chemicals U.S., Inc., Term Loan	Ba3	5.250%	12/22/17	318	320,768
Arizona Chemicals U.S., Inc., Term Loan	Ba3	6.250%	12/22/27	13	13,393
Cristal Inorganic Chemicals, Inc., Loan (Second Lien)	Ba3	5.998%	11/15/14	832	832,303
DuPont Performance Coatings, Initial Term Loan B	B1	4.750%	02/01/20	737	738,860
OCI Beaumont, Term Loan B-1	B1	6.250%	08/20/19	250	250,000
Tronox Finance LLC, New Term Loan	Ba2	4.500%	03/19/20	132	132,748
Tronox Finance LLC, Term Loan	Ba2	4.500%	03/20/20	116	116,702

					2,404,774

Consumer Products — 0.1%
Aot Holdings (Serta Simmons), Senior Second Term Loan (First Lien)	NR	5.000%	10/01/19	2	2,300
Serta Simmons Holdings LLC, Term Loan	B1	5.000%	10/01/19	912	913,068

					915,368

Consumer Services
Realogy Corp., Extended Synthetic Commitment	Ba3	4.454%	10/10/16	72	72,699
Realogy Corp., Non-Extended Synthetic Commitment	Ba3	3.204%	10/10/13	9	8,744
Sourcehov LLC, Term Loan (Second Lien)	Caa1	8.750%	04/30/19	300	302,751
St. George’s University Scholastic Services LLC, Term Loan	B2	8.500%	12/20/17	210	210,917

					595,111

Electric — 0.3%
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	Caa3	3.710%	10/10/14	2,750	1,854,618
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	Caa3	4.710%	10/10/17	2,750	1,848,844

					3,703,462

Entertainment
IntraWest Holdings S.A.R.L., Term Loan (First Lien)	B+(d)	7.000%	12/03/17	341	344,497
IntraWest Holdings S.A.R.L., Term Loan (First Lien)	B+(d)	7.000%	12/04/17	180	182,231
Warner Music Group, Term Loan B	Ba3	3.750%	07/01/20	190	188,991

					715,719

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Gaming — 0.6%
American Casino & Entertainment Properties, Term Loan	B1	6.000%	06/15/20	474	$479,143
American Casino & Entertainment Properties, Term Loan (Second Lien)	Caa2	11.250%	12/15/20	315	322,087
Caesars Entertainment Operating Co., Inc., Term Loan B-6	B3	5.429%	01/28/18	3,884	3,513,222
CCM Merger, Inc., Term Loan	B2	5.000%	03/01/17	454	455,730
Graton Economic Development Authority, Closing Date Term Loan B	B3	9.000%	08/22/18	375	391,406
Jacobs Entertainment, Inc., Tranche Term Loan B (First Lien)	B2	6.250%	10/29/18	263	263,325
Mohegan Tribal Gaming Authority, Term Loan	B3	9.000%	03/31/16	675	690,187
ROC Finance LLC, Funded Term Loan B	B1	5.000%	05/22/19	485	484,545
Scientific Games International, Term Loan	Ba2	4.250%	09/30/20	300	297,054
Shingle Springs Tribal Gaming Authority, Term Loan	B3	6.250%	08/22/19	500	498,125
Station Casinos, Term Loan B	B1	5.000%	03/01/20	896	903,336

					8,298,160

Healthcare
inVentiv Health, Inc., Consolidated Term Loan	B2	7.500%	08/04/16	275	264,968

Independent Energy — 0.1%
NFR Energy LLC, Term Loan (Second Lien)	Caa1	8.750%	12/31/18	667	667,920
Rice Energy, Term Loan	NR	8.500%	10/25/18	236	236,903

					904,823

Lodging — 0.1%
Hilton Mezzenine, Term Loan B	NR	3.555%	11/12/15	1,437	1,440,550
Hilton Worldwide Finance LLC, Term Loan	Ba3	4.250%	10/25/20	500	498,959

					1,939,509

Media – Non Cable — 0.7%
Barrington Broadcasting Group LLC, Tranche 2 Term Loan	B2	7.500%	06/14/17	297	297,028
Clear Channel Communications, Inc., Tranche Term Loan B	Caa1	3.829%	01/29/16	3,367	3,167,086
Clear Channel Communications, Inc., Tranche Term Loan D	Caa1	6.929%	01/23/19	1,863	1,725,979
Entercom Communications Corp., Term B-1 Loan	Ba3	5.000%	11/23/18	260	260,894
Hubbard Radio LLC, Tranche Term Loan 1	B1	4.500%	04/29/19	403	403,406
McGraw-Hill Global Education LLC, Term Loan B	B2	9.000%	03/22/19	382	386,080
MTL Publishing LLC, Term B Loan	Ba3	4.250%	06/29/18	297	296,016
NEP Broadcasting, Term Loan (Second Lien)	Caa1	9.500%	07/22/20	156	158,942
R.H. Donnelley, Inc., Loan	CCC+(d)	9.750%	12/31/16	896	651,459
Radio One, Inc., Term Loan	B2	7.500%	03/31/16	1,227	1,253,082
Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan	B2	4.392%	03/01/20	1,516	1,507,553
Vertis, Inc., Term Loan (First Lien)	NR	14.000%	12/21/15	1,758	30,758

					10,138,283

Metals & Mining — 0.2%
Arch Coal, Inc., Term Loan	Ba3	5.750%	05/16/18	870	843,175
FMG Resources Pty Ltd., Term Loan	Ba1	5.250%	10/18/17	1,233	1,235,410

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Metals & Mining (cont’d.)
Noranda Aluminum Acquisition Corp., Term Loan B	B1	5.750%		02/28/19	595		$557,505

							2,636,090

Oil & Field Services — 0.1%
Fieldwood Energy, Term Loan	B2	8.375%		09/25/20	340		338,606
Stallion Oilfield, Term Loan	B3	8.000%		06/11/18	408		410,606

							749,212

Other Industrials
Edwards Ltd., Initial Term Loan (First Lien)	B2	4.750%		03/26/20	447		447,142

Packaging
Reynolds Group Holdings, Inc., U.S. Term Loan	B1	4.750%		09/28/18	660		661,074

Refining
Alon USA Partners, LP, Tranche Term Loan B	B2	9.250%		11/13/18	204		210,389

Restaurants
Wendy’s International, Term Loan B	B1	3.250%		05/15/18	341		339,456

Retailers — 0.4%
Gymboree Corp., Term Loan 2011	B2	5.000%		02/23/18	2,122		2,046,571
J.C. Penney Corp., Inc., Loan	B2	6.000%		05/21/18	1,750		1,694,717
Rite Aid Corp., Term Loan (Second Lien)	B3	4.875%		06/21/21	1,417		1,418,877
Rite Aid Corp., Term Loan (Second Lien)	B3	5.750%		08/21/20	185		189,316
Sears, Term Loan	Ba3	5.750%		06/30/18	915		907,570

							6,257,051

Supermarkets — 0.2%
SUPERVALU, Inc., New Term Loan	B1	5.000%		03/21/19	2,368		2,358,834

Technology — 0.9%
Alcatel-Lucent USA, Inc., Term Loan C	B1	5.750%		01/30/19	619		623,346
Attachmate Corp., Term Loan	B1	8.000%		11/22/17	—	(r)	102
Attachmate Corp., Term Loan (First Lien)	B1	7.250%		11/22/17	453		452,617
Avaya, Inc., Term Loan	B1	8.000%		03/31/18	496		468,679
Avaya, Inc., Term Loan B-3	B1	4.762%		10/26/17	967		864,683
BMC Software, Initial U.S. Term Loan	B1	5.000%		08/07/20	339		338,559
CDW Corp., Term Loan	Ba3	3.500%		04/29/20	771		757,392
Ceridian Corp., Term Loan	B1	4.429%		05/09/17	239		238,946
Dell, Inc., Term Loan	Ba2	4.750%		09/23/20	1,250		1,227,000
First Data Corp., New Term Loan B-2018	B1	4.179%		09/24/18	724		716,131
Freescale Semiconductor, Inc., Tranche Term Loan B-4	B1	5.000%		03/01/20	498		499,007
Go Daddy Operating Co. LLC, Term Loan	Ba3	4.250%		12/17/18	980		977,756
Infor US, Inc., Tranche Term Loan B-2	Ba3	5.250%		04/05/18	554		555,843
Kronos, Inc., Term Loan	Ba3	1.340%	(s)	04/30/20	3,000		3,101,250
NXP BV/NXP Funding LLC, Tranche Loan C	Ba3	4.750%		01/10/20	437		440,303
RedPrairie, Loan	B1	6.750%		12/14/18	850		854,930
Syniverse Holdings, Inc., Tranche Term Loan B	B1	4.000%		04/23/19	915		910,652

							13,027,196

Transportation Services
Navios Maritime Partners, Term Loan	Ba3	5.250%		06/28/18	294		297,941
Ozburn-Hessey Logistics, Term Loan	B2	6.750%		05/22/19	200		199,251

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Transportation Services (cont’d.)
State Class Tankers II LLC, Initial Term Loan	NR	6.750%	07/01/20	225	$225,563

					722,755

Wireless — 0.1%
Altice Financing SA, Loan	B1	5.500%	07/15/19	525	514,936
Cricket Communications, Inc., Term Loan C	Ba3	4.750%	03/08/20	877	876,022

					1,390,958

Wirelines
Cincinnati Bell, Inc., Tranche Term Loan B	Ba3	4.000%	08/09/20	130	128,856
Integra Telecom Holdings, Inc., Replacement Term Loan	B2	5.250%	02/22/19	183	183,688

					312,544

TOTAL BANK LOANS (cost $65,035,465)					62,487,660

CORPORATE BONDS — 89.1%

Aerospace/Defense — 1.3%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20(a)	4,000	4,240,000
B/E Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	6.875%	10/01/20(a)	1,441	1,574,293
Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	6.125%	01/15/23(a)	1,968	1,968,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.750%	03/15/22	1,325	1,315,063
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.750%	03/15/20	147	166,110
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%	08/01/20	1,000	1,070,000
Sequa Corp., Gtd. Notes, 144A (original cost $2,516,406; purchased 12/10/12 - 03/13/13)(f)	Caa1	7.000%	12/15/17(g)	2,500	2,500,000
TransDigm, Inc., Gtd. Notes	Caa1	7.750%	12/15/18	3,225	3,434,625
TransDigm, Inc., Gtd. Notes, 144A	Caa1	7.500%	07/15/21(a)	2,200	2,365,000

					18,633,091

Airlines — 0.3%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	B1	7.875%	01/02/20	870	919,912
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	B1	9.558%	03/01/21	349	380,649
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	B1	9.798%	04/01/21	1,795	1,966,039
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa3	9.750%	07/15/18	725	824,417
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	B1	6.750%	06/03/21	525	536,813
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	B1	5.375%	05/15/23	120	114,000

					4,741,830

Automotive — 2.6%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%	01/15/17	300	320,253
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.250%	03/15/21	1,375	1,416,250
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.625%	10/15/22(a)	1,200	1,230,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	B1	8.000%	06/15/19(a)	1,665	1,839,825

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Automotive (cont’d.)
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	B1	8.250%		06/15/21(a)	5,562	$6,229,440
Continental Rubber of America Corp., Sr. Sec’d. Notes	Baa3	4.500%		09/15/19	600	625,800
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%		02/15/19	3,075	3,267,187
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.750%		02/15/21(a)	2,300	2,443,750
Delphi Corp., Gtd. Notes	Ba1	5.875%		05/15/19(a)	600	636,750
Delphi Corp., Gtd. Notes	Ba1	6.125%		05/15/21	1,050	1,147,125
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	3.500%		10/02/18	525	523,687
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	4.875%		10/02/23	3,750	3,665,625
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	6.250%		10/02/43	2,330	2,295,050
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	2.750%		05/15/16(a)	574	572,564
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	3.250%		05/15/18(a)	463	450,267
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	7.000%		05/15/22(a)	1,638	1,703,520
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	B2	9.000%		04/01/22	1,127	1,183,350
Lear Corp., Gtd. Notes	Ba2	7.875%		03/15/18	2,478	2,620,485
Lear Corp., Gtd. Notes	Ba2	8.125%		03/15/20	720	788,400
LKQ Corp., Gtd. Notes, 144A	Ba3	4.750%		05/15/23(a)	375	347,813
Meritor, Inc., Gtd. Notes	B3	6.750%		06/15/21(a)	900	891,000
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	Ba2	4.750%		05/15/21(a)	1,775	1,721,750
Titan International, Inc., Gtd. Notes, 144A	B1	6.875%		10/01/20	1,100	1,108,250
Titan International, Inc., Sr. Sec’d. Notes, 144A	B1	7.875%		10/01/17	668	711,086
UCI International, Inc., Gtd. Notes	B3	8.625%		02/15/19	260	265,200

						38,004,427

Banking — 1.6%
Ally Financial, Inc., Gtd. Notes	B1	5.500%		02/15/17	475	498,496
Ally Financial, Inc., Gtd. Notes	B1	6.250%		12/01/17(a)	755	807,358
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20	1,310	1,472,113
Ally Financial, Inc., Gtd. Notes	B1	8.000%		03/15/20(a)	2,550	2,932,500
Ally Financial, Inc., Gtd. Notes	B1	8.000%		11/01/31(a)	3,645	4,100,625
Amsouth Bancorp, Sub. Debs	Ba2	6.750%		11/01/25	955	1,025,038
Bank of America Corp., Jr. Sub. Notes	B1	8.000%	(c)	12/31/49	3,171	3,448,463
Bank of America Corp., Jr. Sub. Notes	B1	8.125%	(c)	12/31/49	550	603,625
Barclays Bank PLC (United Kingdom), Sub. Notes	BB+(d)	7.625%		11/21/22	10	9,913
Barclays Bank PLC (United Kingdom), Sub. Notes, 144A	Baa3	10.179%		06/12/21	1,090	1,411,790
Citigroup, Inc., Jr. Sub. Notes	B1	5.950%	(c)	12/31/49	507	472,777
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba3	7.648%	(c)	12/31/49(a)	1,200	1,230,000
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba2	6.125%		12/15/22(a)	2,375	2,392,623
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes	BBB-(d)	9.500%	(c)	03/16/22	495	569,250
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.570%	(c)	12/31/49	2,675	2,420,875
Wells Fargo & Co., Jr. Sub. Notes	Baa3	7.980%	(c)	12/31/49(a)	365	401,500

						23,796,946

Brokerage — 0.3%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	A(d)	4.750%		02/15/23	1,200	1,256,564

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Brokerage (cont’d.)
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., Gtd. Notes, 144A	B1	7.750%	02/15/18	325	$330,687
E*TRADE Financial Corp., Sr. Unsec’d. Notes	B2	6.000%	11/15/17(a)	230	242,075
E*TRADE Financial Corp., Sr. Unsec’d. Notes	B2	6.375%	11/15/19(a)	865	921,225
Jefferies LoanCore LLC/JLC Finance Corp., Sr. Unsec’d. Notes, 144A	B2	6.875%	06/01/20	825	808,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes	Ba1	5.625%	03/15/20	575	587,937
Oppenheimer Holdings, Inc., Sr. Sec’d. Notes	B2	8.750%	04/15/18	310	329,375

					4,476,363

Building Materials — 1.8%
Boise Cascade Co., Gtd. Notes	B2	6.375%	11/01/20	214	221,490
Boise Cascade Co., Gtd. Notes, 144A	B2	6.375%	11/01/20	343	355,005
Building Materials Corp. of America, Sr. Notes, 144A (original cost $944,063; purchased 09/27/10)(f)	Ba3	6.875%	08/15/18(a)(g)	950	1,015,313
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $2,524,750; purchased 02/02/10 - 04/27/11)(f)	Baa3	7.000%	02/15/20(g)	2,500	2,687,500
Cemex Espana Luxembourg (Spain), Sr. Sec’d. Notes, 144A	B+(d)	9.250%	05/12/20	1,500	1,612,500
Cemex Espana Luxembourg (Spain), Sr. Sec’d. Notes, 144A	B+(d)	9.875%	04/30/19(a)	2,150	2,408,000
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B+(d)	9.375%	10/12/22	1,565	1,713,675
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B+(d)	9.500%	12/14/16	525	557,156
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B+(d)	5.875%	03/25/19	665	638,400
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B+(d)	6.500%	12/10/19(a)	1,000	985,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B+(d)	7.250%	01/15/21	698	696,255
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B+(d)	9.000%	01/11/18(a)	1,400	1,508,500
CPG Merger Sub LLC, Gtd. Notes, 144A	Caa2	8.000%	10/01/21	525	533,531
Grupo Cementos de Chihuahua SAB de CV (Mexico), Sr. Sec’d. Notes	B(d)	8.125%	02/08/20	200	206,750
HD Supply, Inc., Sr. Sec’d. Notes	B1	8.125%	04/15/19(a)	1,035	1,148,850
HD Supply, Inc., Sr. Unsec’d. Notes, 144A	Caa2	7.500%	07/15/20(a)	1,610	1,668,363
KB Home, Gtd. Notes	B2	7.500%	09/15/22(a)	1,688	1,755,520
Lafarge SA (France), Sr. Unsec’d. Notes	Ba1	7.125%	07/15/36	600	610,500
Masco Corp., Sr. Unsec’d. Notes	Ba3	5.850%	03/15/17	25	27,063
Masco Corp., Sr. Unsec’d. Notes	Ba3	5.950%	03/15/22	870	911,325
Masco Corp., Sr. Unsec’d. Notes	Ba3	7.125%	03/15/20	51	57,503
Masonite International Corp. (Canada), Gtd. Notes, 144A	B3	8.250%	04/15/21	860	943,850
Nortek, Inc., Gtd. Notes	Caa1	8.500%	04/15/21	502	545,925
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Gtd. Notes, 144A	Caa1	10.000%	06/01/20	730	813,950
RSI Home Products, Inc., Sec’d. Notes, 144A	B1	6.875%	03/01/18	200	206,500
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	7.000%	06/15/18	50	56,375
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	7.500%	06/15/21(a)	2,238	2,495,370

					26,380,169

Chemicals — 3.0%
Ashland, Inc., Gtd. Notes	Ba1	4.750%	08/15/22	850	796,875
Ashland, Inc., Sr. Unsec’d. Notes	BB(d)	3.000%	03/15/16	578	585,225

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Ashland, Inc., Sr. Unsec’d. Notes	Ba1	3.875%	04/15/18	1,637	$1,616,537
Axiall Corp., Gtd. Notes, 144A	Ba3	4.875%	05/15/23	425	402,687
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	BBB-(d)	8.100%	03/15/27(a)	435	549,275
Celanese US Holdings LLC, Gtd. Notes	Ba2	4.625%	11/15/22	1,050	1,005,375
Chemtura Corp., Gtd. Notes	B1	5.750%	07/15/21(a)	3,100	3,092,250
Eagle Spinco, Inc., Gtd. Notes, 144A	Ba3	4.625%	02/15/21	875	840,000
Hexion US Finance Corp., Sr. Sec’d. Notes	Ba3	6.625%	04/15/20(a)	1,275	1,275,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	Caa1	9.000%	11/15/20(a)	3,810	3,724,275
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	B3	8.875%	02/01/18(a)	400	414,000
Huntsman International LLC, Gtd. Notes	B1	4.875%	11/15/20	1,000	947,500
Ineos Group Holdings SA (Luxembourg), Gtd. Notes	Caa1	6.125%	08/15/18(a)	374	365,585
JM Huber Corp., Sr. Notes	Ba3	9.875%	11/01/19	435	493,725
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	1,960	2,121,700
LSB Industries, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.750%	08/01/19	976	1,012,600
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa1	6.000%	11/15/21	200	228,266
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.250%	08/01/23	2,260	2,265,650
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375%	10/15/19	1,310	1,303,450
OMNOVA Solutions, Inc., Gtd. Notes	B2	7.875%	11/01/18	560	589,400
Orion Engineered Carbons Finance & Co. SCA (Germany), Gtd. Notes, PIK, 144A	Caa1	9.250%	08/01/19	1,125	1,147,500
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	B2	6.250%	04/01/20	2,237	2,192,260
PolyOne Corp., Sr. Unsec’d. Notes	Ba3	5.250%	03/15/23	1,092	1,031,940
PolyOne Corp., Sr. Unsec’d. Notes	Ba3	7.375%	09/15/20(a)	984	1,082,400
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	B1	6.500%	04/15/21	1,900	1,862,000
Rockwood Specialties Group, Inc., Gtd. Notes	Ba1	4.625%	10/15/20(a)	900	904,500
Taminco Global Chemical Corp., Sec’d. Notes, 144A	Caa1	9.750%	03/31/20(a)	3,725	4,209,250
TPC Group, Inc., Sr. Sec’d. Notes, 144A	B3	8.750%	12/15/20	2,550	2,607,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	B2	8.750%	02/01/19(a)	1,535	1,523,488
Tronox Finance LLC, Gtd. Notes	B2	6.375%	08/15/20(a)	2,688	2,661,120
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	Caa1	7.375%	05/01/21(a)	725	757,625

					43,608,833

Construction Machinery — 1.8%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B1	6.500%	07/15/22	2,000	2,115,000
Case New Holland, Inc., Gtd. Notes	Ba1	7.875%	12/01/17(a)	1,825	2,121,563
Columbus Mckinnon Corp., Gtd. Notes	B1	7.875%	02/01/19	620	663,400
H&E Equipment Services, Inc., Gtd. Notes	B3	7.000%	09/01/22	2,250	2,396,250
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $550,000; purchased 04/12/13)(f)	Caa2	7.875%	05/01/18(a)(g)	550	558,250
Terex Corp., Gtd. Notes	B2	6.000%	05/15/21	2,800	2,831,500
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20(a)	875	918,750
United Rentals North America, Inc., Gtd. Notes	B2	6.125%	06/15/23	240	241,200
United Rentals North America, Inc., Gtd. Notes	B2	7.375%	05/15/20	1,585	1,707,838

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Construction Machinery (cont’d.)
United Rentals North America, Inc., Gtd. Notes	B2	7.625%	04/15/22	3,730	$4,056,376
United Rentals North America, Inc., Gtd. Notes	B3	8.375%	09/15/20(a)	1,575	1,744,312
United Rentals North America, Inc., Gtd. Notes	B2	9.250%	12/15/19	4,562	5,109,440
United Rentals North America, Inc., Sr. Unsec’d. Notes	B2	8.250%	02/01/21(a)	1,425	1,581,750

					26,045,629

Consumer Products — 0.4%
Alphabet Holding Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	8.500%	11/01/17	97	99,667
Armored Autogroup, Inc., Gtd. Notes	Caa2	9.250%	11/01/18	350	315,875
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	B2	4.625%	05/15/21(a)	1,025	930,187
PC Nextco Holdings LLC/PC Nextco Finance, Inc., Gtd. Notes, PIK, 144A	Caa2	8.750%	08/15/19(a)	433	433,000
Prestige Brands, Inc., Gtd. Notes	B3	8.125%	02/01/20	150	165,000
Radio Systems Corp., Sec’d. Notes, 144A	B3	8.375%	11/01/19	835	903,887
Revlon Consumer Products Corp., Gtd. Notes, 144A	B2	5.750%	02/15/21	563	541,887
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	1,000	1,046,250
Serta Simmons Holdings LLC, Sr. Unsec’d. Notes, 144A	Caa1	8.125%	10/01/20(a)	601	632,553
Spectrum Brands Escrow Corp., Gtd. Notes, 144A	B3	6.625%	11/15/22(a)	425	440,937
Visant Corp., Gtd. Notes	Caa2	10.000%	10/01/17	966	898,380

					6,407,623

Consumer Services — 1.3%
ADT Corp. (The), Sr. Unsec’d. Notes	Ba2	3.500%	07/15/22	226	191,061
ADT Corp. (The), Sr. Unsec’d. Notes	Ba2	4.125%	06/15/23	749	668,304
ADT Corp. (The), Sr. Unsec’d. Notes, 144A	Ba2	6.250%	10/15/21	930	943,950
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875%	06/15/19	1,900	1,919,000
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	B2	9.750%	03/15/17(a)	1,155	1,224,300
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	B2	9.750%	03/15/17	408	432,480
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B3	12.125%	07/01/18	286	301,730
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B3	13.125%	07/01/18	1,430	1,508,650
Live Nation Entertainment, Inc., Gtd. Notes, 144A	B3	7.000%	09/01/20	997	1,040,619
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	1,500	1,629,791
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19	760	817,856
Sabre, Inc., Sr. Sec’d. Notes, 144A	B1	8.500%	05/15/19	335	362,219
Service Corp. International, Sr. Unsec’d. Notes	B1	4.500%	11/15/20	950	902,500
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	05/15/19	3,000	3,195,000
Service Corp. International, Sr. Unsec’d. Notes, 144A	B1	5.375%	01/15/22	300	286,125
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19(a)	3,100	3,286,000

					18,709,585

Diversified Manufacturing — 1.1%
Amsted Industries, Inc., Sr. Notes, 144A (original cost $1,908,400; purchased 09/23/10)(f)	Ba3	8.125%	03/15/18(g)	1,835	1,945,100
BC Mountain LLC/BC Mountain Finance, Inc., Gtd. Notes, 144A	B3	7.000%	02/01/21	1,187	1,178,097
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A	Caa1	6.875%	08/15/21(a)	2,780	2,745,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Manufacturing (cont’d.)
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18(a)	3,070		$3,254,200
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	Caa1	7.750%	02/15/21	1,072		1,106,840
Rexel SA, Sr. Unsec’d. Notes, 144A	Ba3	6.125%	12/15/19	1,375		1,405,937
SPX Corp., Gtd. Notes	Ba3	6.875%	09/01/17(a)	1,000		1,110,000
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%	10/01/18	252		274,680
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17	3,182		3,293,370

						16,313,474

Electric — 3.0%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	100		115,000
Artesyn Escrow, Inc., Sr. Sec’d. Notes, 144A	B3	9.750%	10/15/20	291		294,093
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	4,417		4,582,637
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20(a)	1,425		1,535,437
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	01/15/23(a)	4,790		5,041,475
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22(a)	975		998,774
Dynegy Holdings Escrow	NR	7.125%	05/15/18	1,000		—
Dynegy Holdings Escrow	NR	7.750%	06/01/19	2,000		—
Dynegy Roseton LLC/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates(i)	NR	7.670%	11/08/16	3,800		66,500
Dynegy, Inc., Gtd. Notes, 144A	B3	5.875%	06/01/23(a)	3,957		3,610,762
Edison Mission Energy, Sr. Unsec’d. Notes(i)	NR	7.000%	05/15/17	600		397,500
Edison Mission Energy, Sr. Unsec’d. Notes(i)	NR	7.200%	05/15/19(a)	2,000		1,325,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A	Caa1	11.750%	03/01/22(a)	5,210		5,861,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	B3	10.000%	12/01/20(a)	2,851		3,004,241
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes, 144A	B3	10.000%	12/01/20(a)	399		418,950
GenOn Energy, Inc., Sr. Unsec’d. Notes	B2	9.875%	10/15/20(a)	1,647		1,815,817
GenOn REMA LLC, Pass-Through Certificates	B2	9.681%	07/02/26	2,615		2,771,900
Intergen NV (Netherlands), Sr. Sec’d. Notes	B1	7.000%	06/30/23	1,036		1,036,000
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba2	9.125%	06/30/17	3,488		3,697,633
NRG Energy, Inc., Gtd. Notes	B1	6.625%	03/15/23	2,857		2,799,860
NRG Energy, Inc., Gtd. Notes	B1	7.625%	05/15/19	1,675		1,767,125
NRG Energy, Inc., Gtd. Notes	B1	7.875%	05/15/21	2,625		2,808,750
NRG Energy, Inc., Gtd. Notes	B1	8.250%	09/01/20	500		548,750
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	4.600%	12/15/21	141		139,124
PPL Ironwood LLC, Sr. Sec’d. Notes (original cost $283; purchased 04/22/09)(f)	NR	8.857%	11/30/25(g)	—(r	)	373

						44,636,951

Entertainment — 1.6%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	9,078		10,348,920
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375%	05/15/19	2,600		2,801,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18	1,000		1,096,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	B1	5.250%	03/15/21	350		334,250
Cinemark USA, Inc., Gtd. Notes	B2	5.125%	12/15/22	2,250		2,109,375
DreamWorks Animation SKG, Inc., Gtd. Notes, 144A	Ba3	6.875%	08/15/20	360		373,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,106,000; purchased 07/30/13)(f)	B1	5.000%	08/01/18(g)	2,106	$2,148,120
Regal Cinemas Corp., Gtd. Notes	B2	8.625%	07/15/19	575	623,875
Regal Entertainment Group, Sr. Unsec’d. Notes	B3	5.750%	06/15/23	440	414,700
Regal Entertainment Group, Sr. Unsec’d. Notes	B3	5.750%	02/01/25	79	72,877
Six Flags Entertainment Corp., Gtd. Notes	B3	5.250%	01/15/21	175	166,687
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	850	901,000
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18	1,400	1,613,500
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba3	6.000%	01/15/21(a)	552	572,700

					23,577,254

Environmental — 0.4%
ADS Waste Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.250%	10/01/20	1,775	1,872,625
Casella Waste Systems, Inc., Gtd. Notes	Caa1	7.750%	02/15/19	1,125	1,119,375
Clean Harbors, Inc., Gtd. Notes	Ba2	5.250%	08/01/20	2,450	2,425,500

					5,417,500

Financial Services — 0.1%
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B2	6.500%	07/01/21	1,582	1,514,765
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B2	6.500%	06/01/22	580	549,550
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B2	7.875%	10/01/20	45	46,913

					2,111,228

Food & Beverage — 2.1%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20	1,200	1,212,000
B&G Foods, Inc., Gtd. Notes	B1	4.625%	06/01/21(a)	1,375	1,313,125
Bumble Bee Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.000%	12/15/17	1,486	1,608,595
Constellation Brands, Inc., Gtd. Notes	Ba1	3.750%	05/01/21	234	216,157
Constellation Brands, Inc., Gtd. Notes	Ba1	4.250%	05/01/23(a)	1,345	1,234,038
Constellation Brands, Inc., Gtd. Notes	Ba1	6.000%	05/01/22	300	319,500
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	600	649,500
Crestview DS Merger Sub II, Inc., Sec’d. Notes, 144A	B3	10.000%	09/01/21	2,125	2,188,750
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	375	414,375
Del Monte Corp., Gtd. Notes	Caa1	7.625%	02/15/19	1,575	1,634,063
ESAL GmbH (Brazil), Gtd. Notes	BB(d)	6.250%	02/05/23	100	88,250
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A	B1	4.250%	10/15/20	3,537	3,373,413
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,428,654; purchased 05/20/11 - 03/06/13)(f)	Ba3	7.250%	06/01/21(g)	2,465	2,477,325
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,897,465; purchased 09/13/13)(f)	Ba3	7.250%	06/01/21(g)	1,907	1,887,930
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.250%	02/01/20(a)	596	627,290
Michael Foods Group, Inc., Gtd. Notes	B3	9.750%	07/15/18	3,505	3,833,594
Pilgrim’s Pride Corp., Gtd. Notes	Caa1	7.875%	12/15/18(a)	1,530	1,663,875
Shearer’s Foods LLC/Chip Fin Corp., Sr. Sec’d. Notes	B3	9.000%	11/01/19	390	407,550

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food & Beverage (cont’d.)
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B2	6.625%	08/15/22	1,675	$1,727,344
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B2	7.750%	07/01/17(a)	960	1,092,000
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.250%	08/01/18	856	877,400
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.875%	08/01/21	506	512,957
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	02/01/20	809	825,180

					30,184,211

Gaming — 4.4%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	B3	9.000%	05/15/18	3,075	3,321,000
Boyd Gaming Corp., Gtd. Notes	B3	9.000%	07/01/20(a)	2,525	2,739,625
Boyd Gaming Corp., Gtd. Notes	B3	9.125%	12/01/18(a)	2,400	2,610,000
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa3	12.750%	04/15/18(a)	3,850	2,387,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	9.000%	02/15/20(a)	1,340	1,256,250
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	11.250%	06/01/17	4,095	4,156,425
Caesars Entertainment Resorts Properties, First Lien	B2	8.000%	10/01/20	2,925	2,925,000
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,720,794; purchased 03/14/12 - 09/20/13)(f)	Caa2	9.125%	05/01/19(a)(g)	4,675	4,873,687
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(i)	Ca	9.750%	05/30/20	635	362,062
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, PIK	Caa1	10.750%	01/15/17	679	728,673
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	Caa1	10.500%	07/01/19	450	443,250
Graton Economic Development Authority, Sr. Sec’d. Notes, 144A	B3	9.625%	09/01/19	285	313,500
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750%	03/15/19	3,675	3,858,750
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	8.875%	06/15/20(a)	1,450	1,508,000
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15(a)	1,565	1,641,294
MCE Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	B1	5.000%	02/15/21	675	648,000
MGM Resorts International, Gtd. Notes	B3	6.625%	12/15/21(a)	1,325	1,371,375
MGM Resorts International, Gtd. Notes	B3	6.750%	10/01/20(a)	1,925	2,021,250
MGM Resorts International, Gtd. Notes	B3	7.625%	01/15/17	3,150	3,520,125
MGM Resorts International, Gtd. Notes	B3	7.750%	03/15/22(a)	1,090	1,181,287
MGM Resorts International, Gtd. Notes	B3	8.625%	02/01/19(a)	2,685	3,087,750
MGM Resorts International, Gtd. Notes	B3	10.000%	11/01/16(a)	1,875	2,231,250
Mohegan Tribal Gaming Authority, Sec’d. Notes, 144A	Caa3	11.500%	11/01/17	225	254,250
MTR Gaming Group, Inc., Sec’d. Notes	B3	11.500%	08/01/19	3,876	4,254,078
Pinnacle Entertainment, Inc., Gtd. Notes	B3	7.750%	04/01/22(a)	1,950	2,052,375
PNK Finance Corp., Gtd. Notes, 144A	B2	6.375%	08/01/21(a)	1,625	1,657,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	B3	9.500%	06/15/19	43	46,870
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	B2	5.875%	05/15/21(a)	2,175	2,088,000
Seminole Indian Tribe of Florida, Sec’d. Notes, 144A	Baa3	7.750%	10/01/17	775	822,469
Seneca Gaming Corp., Gtd. Notes, 144A	B1	8.250%	12/01/18	1,042	1,118,847
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	B3	9.750%	09/01/21	700	714,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gaming (cont’d.)
Station Casinos LLC, Gtd. Notes	Caa1	7.500%	03/01/21	475	$502,313
Studio City Finance Ltd. (Cayman Islands), Gtd. Notes	B3	8.500%	12/01/20(a)	1,050	1,152,375
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	B3	6.375%	06/01/21	3,225	3,079,875

					64,928,505

Gas Distributors — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	B2	6.500%	05/01/21	1,150	1,147,125

Gas Pipelines — 1.2%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	Ba3	6.125%	07/15/22(a)	952	978,180
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Gtd. Notes	B2	5.875%	08/01/23	607	570,580
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	B1	5.750%	02/15/21	625	612,500
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	B1	7.875%	12/15/18	700	747,250
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes	B3	7.250%	10/01/20	316	329,430
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A	B1	6.000%	12/15/20	850	843,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%	06/15/22	387	407,317
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.750%	11/01/20(a)	1,500	1,620,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	B3	7.250%	02/15/21	468	473,265
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	5.500%	04/15/23(a)	1,075	1,032,000
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%	07/15/21(a)	1,265	1,328,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes	Ba2	6.000%	01/15/19(a)	433	381,040
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	Ba3	5.625%	02/01/21(a)	1,187	1,161,776
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	Ba3	5.625%	04/15/23	656	628,940
SemGroup LP, Gtd. Notes	B3	7.500%	06/15/21	406	414,120
SemGroup LP, Notes(i)	NR	— %	12/31/49	2,555	26
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Sr. Unsec’d. Notes	B3	7.500%	07/01/21	283	292,197
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	5.250%	05/01/23	437	428,260
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.375%	08/01/22	1,398	1,453,920
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.875%	02/01/21	2,230	2,380,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%	10/15/18	1,000	1,080,000

					17,163,201

Healthcare — 6.6%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	1,836	2,212,380
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	B3	6.125%	03/15/21	1,046	1,056,460
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	2,550	2,346,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare (cont’d.)
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	1,987	$2,068,964
Alere, Inc., Gtd. Notes, 144A	Caa1	6.500%	06/15/20	217	215,101
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16	514	526,850
Amsurg Corp., Gtd. Notes	Ba3	5.625%	11/30/20	275	275,000
Apria Healthcare Group, Inc., Sec’d. Notes	Caa1	12.375%	11/01/14	969	975,056
Biomet, Inc., Gtd. Notes	B3	6.500%	08/01/20(a)	3,480	3,593,100
Biomet, Inc., Gtd. Notes	Caa1	6.500%	10/01/20	600	608,250
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17(a)	5,150	5,510,500
CHS/Community Health Systems, Inc., Gtd. Notes	B3	7.125%	07/15/20	2,750	2,777,500
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19(a)	6,531	6,849,387
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba2	5.125%	08/15/18	505	513,837
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	01/15/19	2,045	2,045,000
ConvaTec Healthcare e SA (Luxembourg), Gtd. Notes, 144A	B3	10.500%	12/15/18(a)	5,225	5,904,250
DaVita HealthCare Partners, Inc., Gtd. Notes	B2	5.750%	08/15/22	1,150	1,137,063
DaVita HealthCare Partners, Inc., Gtd. Notes	B2	6.375%	11/01/18	600	630,000
Envision Healthcare Corp., Gtd. Notes	Caa1	8.125%	06/01/19	500	540,000
Fresenius Medical Care US Finance II, Inc., Gtd. Notes	Ba2	5.875%	01/31/22	126	129,150
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19	374	389,896
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	5.750%	02/15/21	525	539,437
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.500%	09/15/18	450	493,875
HCA Holdings, Inc., Sr. Unsec’d. Notes	B3	6.250%	02/15/21(a)	1,550	1,575,187
HCA, Inc., Gtd. Notes	B3	5.875%	05/01/23	1,425	1,400,063
HCA, Inc., Gtd. Notes	B3	7.500%	02/15/22(a)	4,461	4,895,947
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	850	977,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22(a)	1,273	1,308,007
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20(a)	177	191,824
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.250%	09/15/20(a)	1,000	1,087,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20	1,300	1,401,563
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.500%	04/15/19	1,650	1,773,750
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	3,900	4,114,500
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	1,070	1,168,975
Health Management Associates, Inc., Gtd. Notes	B3	7.375%	01/15/20	196	214,743
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.375%	09/01/18	760	776,150
Healthsouth Corp., Gtd. Notes	B1	7.250%	10/01/18	2,621	2,824,127
Hologic, Inc., Gtd. Notes	B2	6.250%	08/01/20	235	244,694
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	Caa1	8.375%	05/15/19(a)	493	511,487
inVentiv Health, Inc., Gtd. Notes, 144A	Caa2	10.000%	08/15/18(a)	2,579	2,069,647
inVentiv Health, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	01/15/18	300	301,500
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250%	06/01/19(a)	2,525	2,689,125
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	1,275	1,373,813
MPH Intermediate Holding Co. 2, Sr. Unsec’d. Notes, PIK, 144A (original cost $1,695,000; purchased 07/22/13)(f)	Caa1	8.375%	08/01/18(a)(g)	1,695	1,736,316
MultiPlan, Inc., Gtd. Notes, 144A	B3	9.875%	09/01/18(a)	1,300	1,436,500
National Mentor Holdings, Inc., Gtd. Notes, 144A	Caa2	12.500%	02/15/18	1,800	1,926,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare (cont’d.)
Omnicare, Inc., Gtd. Notes	Ba3	7.750%	06/01/20	251	$275,002
ResCare, Inc., Gtd. Notes	B-(d)	10.750%	01/15/19	1,575	1,760,063
Select Medical Corp., Gtd. Notes, 144A	B3	6.375%	06/01/21	1,400	1,326,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	4.500%	04/01/21	1,450	1,359,375
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	4.750%	06/01/20(a)	310	298,375
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18(a)	3,569	3,809,907
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	4.375%	10/01/21(a)	1,450	1,337,626
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	10/01/20(a)	1,575	1,610,437
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B3	8.000%	08/01/20(a)	950	1,007,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	B3	8.125%	04/01/22	3,050	3,183,438
United Surgical Partners International, Inc., Gtd. Notes	Caa1	9.000%	04/01/20	715	784,713
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	7.750%	02/01/19	886	950,235
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.000%	02/01/18	1,320	1,392,600
VWR Funding, Inc., Gtd. Notes	Caa1	7.250%	09/15/17	615	648,825

					97,080,070

Home Construction — 1.7%
Beazer Homes USA, Inc., Gtd. Notes	Caa2	7.250%	02/01/23	475	456,000
Beazer Homes USA, Inc., Gtd. Notes	Caa2	9.125%	06/15/18	2,877	3,020,850
Beazer Homes USA, Inc., Sr. Unsec’d. Notes, 144A	Caa2	7.500%	09/15/21	1,850	1,803,750
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	B2	6.125%	07/01/22(a)	1,384	1,356,320
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	B2	6.500%	12/15/20	872	876,360
DR Horton, Inc., Gtd. Notes	Ba2	4.750%	02/15/23	2,875	2,688,125
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa2	6.250%	01/15/16	100	103,250
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa2	11.875%	10/15/15	605	692,725
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A	Caa1	9.125%	11/15/20	890	963,425
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/20(a)	1,565	1,647,162
Lennar Corp., Gtd. Notes	Ba3	6.950%	06/01/18	475	523,687
Lennar Corp., Gtd. Notes	Ba3	12.250%	06/01/17	625	796,875
M/I Homes, Inc., Gtd. Notes	B3	8.625%	11/15/18(a)	918	986,850
Meritage Homes Corp., Gtd. Notes	B1	7.000%	04/01/22	667	707,020
Standard Pacific Corp., Gtd. Notes	B2	6.250%	12/15/21(a)	950	950,000
Standard Pacific Corp., Gtd. Notes	B2	8.375%	05/15/18(a)	1,475	1,666,750
Standard Pacific Corp., Gtd. Notes	B2	8.375%	01/15/21(a)	1,065	1,198,125
Standard Pacific Corp., Gtd. Notes	B2	10.750%	09/15/16	66	78,870
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	5.250%	04/15/21	400	373,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20(a)	2,262	2,471,235
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	136	148,580
Toll Brothers Finance Corp., Gtd. Notes	Ba1	4.375%	04/15/23	255	233,963
WCI Communities, Inc., Gtd. Notes, 144A	B3	6.875%	08/15/21	1,560	1,497,600

					25,240,522

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Independent Energy — 5.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	B3	9.625%	10/15/18	422	$445,210
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	Caa1	7.375%	04/15/21	1,950	1,989,000
Bill Barrett Corp., Gtd. Notes	B1	7.000%	10/15/22(a)	1,210	1,170,675
Bill Barrett Corp., Gtd. Notes	B1	7.625%	10/01/19(a)	475	484,500
Bonanza Creek Energy, Inc., Gtd. Notes	B3	6.750%	04/15/21	1,050	1,060,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	3.250%	03/15/16	221	221,829
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.375%	06/15/21	560	558,600
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.750%	03/15/23(a)	560	561,400
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.125%	02/15/21(a)	1,025	1,063,437
Comstock Resources, Inc., Gtd. Notes	B3	8.375%	10/15/17	402	419,648
Comstock Resources, Inc., Gtd. Notes	B3	9.500%	06/15/20	1,151	1,254,590
Concho Resources, Inc., Gtd. Notes	Ba3	6.500%	01/15/22(a)	2,075	2,225,437
Continental Resources, Inc., Gtd. Notes	Ba2	4.500%	04/15/23	4,145	4,067,281
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22(a)	250	251,563
Continental Resources, Inc., Gtd. Notes	Ba2	7.125%	04/01/21	250	279,375
Denbury Resources, Inc., Gtd. Notes	B1	4.625%	07/15/23	550	503,250
Denbury Resources, Inc., Gtd. Notes	B1	6.375%	08/15/21(a)	1,025	1,089,063
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	1,470	1,613,325
Diamondback Energy, Inc., Gtd. Notes, 144A	Caa1	7.625%	10/01/21	388	395,760
Energy XXI Gulf Coast, Inc., Gtd. Notes	B3	7.750%	06/15/19	350	364,000
Energy XXI Gulf Coast, Inc., Gtd. Notes	B3	9.250%	12/15/17	250	277,500
Energy XXI Gulf Coast, Inc., Gtd. Notes, 144A	B3	7.500%	12/15/21	300	296,250
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	B2	9.375%	05/01/20	2,833	3,187,125
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	B2	7.750%	09/01/22	1,072	1,163,120
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	Ba3	6.875%	05/01/19	692	738,710
EPE Holdings LLC/EP Energy Bond Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	B3	8.875%	12/15/17	431	449,559
Halcon Resources Corp., Gtd. Notes, 144A	Caa1	9.250%	02/15/22(a)	825	858,000
Harvest Operations Corp. (Canada), Gtd. Notes	Ba3	6.875%	10/01/17	3,875	4,146,250
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes	Ba3	7.625%	04/15/21	800	856,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes	Ba3	8.000%	02/15/20	1,300	1,404,000
Kodiak Oil & Gas Corp. (Canada), Gtd. Notes	B3	5.500%	01/15/21	375	368,438
Kodiak Oil & Gas Corp. (Canada), Gtd. Notes, 144A	B3	5.500%	02/01/22	331	322,725
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.750%	11/01/19	1,125	1,060,313
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	6.500%	03/15/21(a)	1,775	1,788,313
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	7.000%	03/31/24	2,800	2,817,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Sr. Unsec’d. Notes, 144A	Caa1	9.250%	06/01/21	1,975	1,950,313
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	2,729	2,838,160
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.625%	07/01/24	240	232,200
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.750%	01/30/22	1,175	1,172,062
Oasis Petroleum, Inc., Gtd. Notes, 144A	B3	6.875%	03/15/22	640	675,200

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%		08/15/18	1,075	$1,166,375
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%		05/01/23(a)	2,084	1,943,330
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.375%		10/01/22	725	692,375
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%		03/01/21	1,775	1,885,937
Range Resources Corp., Gtd. Notes	Ba2	5.000%		03/15/23	475	456,000
Range Resources Corp., Gtd. Notes	Ba2	5.750%		06/01/21	1,600	1,680,000
Range Resources Corp., Gtd. Notes	Ba2	6.750%		08/01/20(a)	750	808,125
Range Resources Corp., Gtd. Notes	Ba2	8.000%		05/15/19	650	697,937
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., Gtd. Notes	Caa2	9.750%		02/15/17(a)	825	829,125
Samson Investment Co., Gtd. Notes, 144A	B3	9.750%		02/15/20	4,985	5,284,100
SM Energy Co., Sr. Unsec’d. Notes	Ba3	5.000%		01/15/24	560	515,200
SM Energy Co., Sr. Unsec’d. Notes	Ba3	6.500%		11/15/21	1,500	1,560,000
SM Energy Co., Sr. Unsec’d. Notes	Ba3	6.500%		01/01/23	150	153,000
SM Energy Co., Sr. Unsec’d. Notes	Ba3	6.625%		02/15/19	825	858,000
Stone Energy Corp., Gtd. Notes	B3	7.500%		11/15/22	1,418	1,488,900
Swift Energy Co., Gtd. Notes	B3	7.875%		03/01/22(a)	407	398,860
Swift Energy Co., Gtd. Notes	B3	8.875%		01/15/20	850	875,500
Talos Production LLC/Talos Production Finance, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.750%		02/15/18	752	755,760
Vanguard Natural Resources LLC/VNR Finance Corp., Gtd. Notes	B3	7.875%		04/01/20	495	501,187
W&T Offshore, Inc., Gtd. Notes	B3	8.500%		06/15/19(a)	1,266	1,341,960
Walter Energy, Inc., Sr. Sec’d. Notes, 144A	B3	9.500%		10/15/19(a)	1,000	1,035,000
Whiting Petroleum Corp., Gtd. Notes	Ba2	5.000%		03/15/19	975	977,437
Whiting Petroleum Corp., Gtd. Notes	Ba2	5.750%		03/15/21(a)	925	950,437
Whiting Petroleum Corp., Gtd. Notes, 144A	Ba2	5.750%		03/15/21(a)	1,725	1,763,813
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%		01/15/17(a)	3,350	3,534,250
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	6.000%		01/15/22	5,350	5,423,562

						84,196,351

Industrial
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	B3	7.000%		05/15/18	361	366,415

Integrated Energy
Murphy Oil USA, Inc., Gtd. Notes, 144A	Ba3	6.000%		08/15/23	625	621,875

Life Insurance — 0.3%
American International Group, Inc., Jr. Sub. Debs	Baa2	8.175%	(c)	05/15/68(a)	3,100	3,628,550
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes	B1	6.375%		04/01/21	445	451,675
Hartford Financial Services Group, Inc., Jr. Sub. Debs	Ba1	8.125%	(c)	06/15/68	500	566,875

						4,647,100

Lodging — 0.4%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	B3	5.625%		10/15/21	2,355	2,360,888
MISA Investments Ltd. (United Kingdom), Unsec’d. Notes, PIK, 144A	B3	8.625%		08/15/18	532	535,990
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	B1	5.000%		04/15/21	2,284	2,141,250
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba1	7.250%		03/15/18	640	721,600

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Viking Cruises Ltd., Unsec’d. Notes	B3	8.500%	10/15/22		532	$589,190

						6,348,918

Media – Cable — 3.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	5.875%	09/15/22		62	60,760
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.000%	04/15/20		1,885	2,101,775
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17		5,250	6,024,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.125%	02/15/23(a)		877	804,647
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.250%	09/30/22(a)		750	693,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.750%	01/15/24		4,892	4,622,940
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.500%	04/30/21		1,058	1,073,870
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.375%	06/01/20(a)		590	637,200
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20(a)		1,000	1,087,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B1	5.250%	03/15/21		487	467,520
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B1	5.750%	09/01/23		2,700	2,558,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	5.125%	12/15/21		2,150	2,026,375
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	6.375%	09/15/20(a)		2,971	3,030,420
Cogeco Cable, Inc. (Canada), Gtd. Notes, 144A	BB-(d)	4.875%	05/01/20		178	169,990
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19		365	423,400
DISH DBS Corp., Gtd. Notes	Ba3	4.250%	04/01/18		1,600	1,602,000
DISH DBS Corp., Gtd. Notes	Ba3	5.000%	03/15/23(a)		1,574	1,459,885
DISH DBS Corp., Gtd. Notes	Ba3	5.125%	05/01/20		288	285,120
DISH DBS Corp., Gtd. Notes	Ba3	5.875%	07/15/22		299	294,515
DISH DBS Corp., Gtd. Notes	Ba3	6.750%	06/01/21(a)		1,655	1,739,819
DISH DBS Corp., Gtd. Notes	Ba3	7.875%	09/01/19(a)		1,540	1,755,600
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A	Caa1	9.125%	04/01/20		205	225,500
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	9.125%	08/15/19		1,273	1,390,753
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	8.875%	12/01/18		1,725	1,819,875
Ono Finance II PLC (Ireland), Gtd. Notes, 144A	Caa1	10.875%	07/15/19		625	665,625
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	5.750%	01/15/23		890	838,825
RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.500%	08/15/20		375	365,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes	Ba3	5.500%	01/15/23		330	312,675
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.125%	01/21/23	EUR	489	635,082
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18		3,600	3,906,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	7.250%	11/15/21(a)		1,825	1,989,250
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.875%	01/15/22(a)		3,015	3,195,900

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Cable (cont’d.)
Videotron Ltd. (Canada), Gtd. Notes	Ba2	5.000%	07/15/22	1,500	$1,425,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	B2	8.375%	10/15/19	238	258,230
Virgin Media Finance PLC, Gtd. Notes	B2	6.375%	04/15/23	354	352,230
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	Ba3	6.500%	01/15/18	620	645,575
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	5.375%	04/15/21(a)	1,259	1,227,525
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	09/01/20	750	783,750

					52,957,131

Media – Non Cable — 5.0%
AMC Networks, Inc., Gtd. Notes	B1	4.750%	12/15/22(a)	980	916,300
AMC Networks, Inc., Gtd. Notes	B1	7.750%	07/15/21(a)	625	695,313
Bankrate, Inc., Gtd. Notes, 144A	B2	6.125%	08/15/18	317	316,207
Cenveo Corp., Sec’d. Notes	B3	8.875%	02/01/18(a)	775	771,125
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.750%	08/01/16(a)	3,950	3,545,125
Clear Channel Communications, Inc., Gtd. Notes, PIK	Ca	11.000%	08/01/16(a)	838	753,989
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22	2,052	2,093,040
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22	1,533	1,555,995
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B3	7.625%	03/15/20(a)	2,754	2,843,505
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B3	7.625%	03/15/20(a)	800	820,000
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	525	595,875
Gannett Co., Inc., Gtd. Notes, 144A	Ba1	5.125%	07/15/20(a)	584	572,320
Gannett Co., Inc., Gtd. Notes, 144A	Ba1	6.375%	10/15/23	555	550,837
Gray Television, Inc., Gtd. Notes	Caa2	7.500%	10/01/20	660	686,400
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	Caa1	7.000%	10/15/20(a)	1,550	1,162,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	04/01/19(a)	1,400	1,498,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	10/15/20(a)	2,110	2,252,424
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.500%	04/01/21(a)	1,200	1,296,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	5.500%	08/01/23(a)	6,190	5,787,650
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	Caa1	6.625%	12/15/22(a)	1,350	1,339,875
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	Caa1	6.625%	12/15/22(a)	1,250	1,240,625
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, 144A	Caa2	7.750%	06/01/21(a)	2,202	2,279,070
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, 144A	Caa2	8.125%	06/01/23(a)	1,045	1,102,475
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250%	02/01/30	2,940	3,087,000
LIN Television Corp., Gtd. Notes	B3	6.375%	01/15/21	825	825,000
LIN Television Corp., Gtd. Notes	B3	8.375%	04/15/18	1,965	2,092,725
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A	B2	9.750%	04/01/21	3,084	3,269,040
Media General, Inc., Sr. Sec’d. Notes	B1	11.750%	02/15/17(a)	500	545,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Non Cable (cont’d.)
Mood Media Corp. (Canada), Gtd. Notes, 144A	B3	9.250%	10/15/20(a)	1,875	$1,603,125
National CineMedia LLC, Sr. Sec’d. Notes	Ba2	6.000%	04/15/22	1,750	1,785,000
Netflix, Inc., Sr. Unsec’d. Notes	Ba3	5.375%	02/01/21(a)	529	525,033
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	Caa1	6.875%	11/15/20	1,770	1,800,974
Nielsen Co. Luxembourg SARL (The) (Luxembourg), Gtd. Notes, 144A	B2	5.500%	10/01/21	185	185,231
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	7.000%	02/15/22	285	286,425
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	7.625%	06/15/20	520	553,800
Sinclair Television Group, Inc., Gtd. Notes	B1	5.375%	04/01/21(a)	2,600	2,470,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	B1	6.375%	11/01/21	1,520	1,526,311
Sinclair Television Group, Inc., Sr. Unsec’d. Notes	B1	6.125%	10/01/22	2,435	2,416,737
Sirius XM Radio, Inc., Gtd. Notes, 144A	B1	5.750%	08/01/21(a)	608	604,960
Sirius XM Radio, Inc., Sr. Unsec’d. Notes	B1	4.625%	05/15/23	253	230,863
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	B1	4.250%	05/15/20	953	891,055
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	B1	5.875%	10/01/20	185	186,619
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	4,700	5,170,000
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000%	09/15/19	500	495,000
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17	1,550	1,612,000
Univision Communications, Inc., Gtd. Notes, 144A	Caa2	8.500%	05/15/21(a)	1,080	1,182,600
Univision Communications, Inc., Sr. Sec’d. Notes	B2	6.750%	09/15/22(a)	2,973	3,136,515
Univision Communications, Inc., Sr. Sec’d. Notes	B2	7.875%	11/01/20(a)	300	328,125
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	5.125%	05/15/23(a)	1,000	957,500
Valassis Communications, Inc., Gtd. Notes	Ba3	6.625%	02/01/21(a)	400	395,000

					72,836,288

Metals & Mining — 4.3%
AK Steel Corp., Sr. Sec’d. Notes	B2	8.750%	12/01/18	675	735,750
Aleris International, Inc., Gtd. Notes	B2	7.625%	02/15/18	104	108,680
Aleris International, Inc., Gtd. Notes	B2	7.875%	11/01/20	262	270,515
APERAM (Luxembourg), Sr. Unsec’d. Notes	B3	7.750%	04/01/18	950	935,750
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	B3	7.375%	04/01/16	285	285,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	5.000%	02/25/17(a)	1,500	1,560,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18	3,400	3,604,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.750%	02/25/22(a)	5,280	5,557,200
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	7.500%	10/15/39	600	568,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.850%	06/01/19(a)	1,500	1,845,000
Arch Coal, Inc., Gtd. Notes	B3	7.250%	10/01/20(a)	1,150	868,250
Arch Coal, Inc., Gtd. Notes	B3	8.750%	08/01/16	550	550,000
Arch Coal, Inc., Gtd. Notes, 144A	B3	9.875%	06/15/19	1,185	1,054,650
Ausdrill Finance Pty Ltd. (Australia), Gtd. Notes	Ba3	6.875%	11/01/19	656	606,800
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A	B1	9.000%	06/01/18(a)	2,200	2,007,500
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	Ba3	7.125%	05/01/18	925	950,437
Coeur Mining, Inc., Gtd. Notes, 144A	B3	7.875%	02/01/21	834	842,340
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	4.875%	05/15/23	605	544,500
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	7.350%	08/15/18	600	651,000
CONSOL Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17	2,000	2,125,000
CONSOL Energy, Inc., Gtd. Notes	B1	8.250%	04/01/20(a)	1,000	1,072,500
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba3	6.125%	12/15/20(a)	2,700	2,605,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000%	04/01/17(a)	1,224	$1,254,600
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16(a)	350	357,875
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.875%	02/01/18(a)	2,100	2,194,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15(a)	4,030	4,150,900
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	8.250%	11/01/19	500	538,750
FQM Akubra, Inc. (Canada), Gtd. Notes, 144A	B1	7.500%	06/01/21	2,760	2,829,000
FQM Akubra, Inc. (Canada), Gtd. Notes, 144A	B1	8.750%	06/01/20	830	888,100
GrafTech International Ltd., Gtd. Notes	Ba2	6.375%	11/15/20	900	909,000
Hecla Mining Co., Gtd. Notes, 144A	B2	6.875%	05/01/21	1,135	1,072,575
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	B1	6.750%	10/01/20	525	458,063
JMC Steel Group, Inc., Sr. Notes	Caa1	8.250%	03/15/18	700	684,250
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250%	06/01/20	1,794	2,004,795
KGHM International Ltd. (Canada), Gtd. Notes, 144A	B1	7.750%	06/15/19	100	103,250
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $450,000; purchased 05/17/13)(f)	Caa1	8.625%	06/15/21(g)	450	451,125
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000%	04/15/20	3,190	3,285,700
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	B2	6.250%	11/15/22	1,137	1,105,733
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%	12/15/20(a)	946	1,038,235
Peabody Energy Corp., Gtd. Notes	Ba2	6.000%	11/15/18	950	947,625
Peabody Energy Corp., Gtd. Notes	Ba2	6.250%	11/15/21(a)	2,100	2,037,000
Peabody Energy Corp., Gtd. Notes	Ba2	6.500%	09/15/20	975	960,375
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes	B2	6.500%	05/15/21	141	133,069
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.500%	11/15/20	393	421,659
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.750%	02/01/22	169	180,879
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	Caa1	11.500%	12/15/19	350	372,750
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes	B1	8.000%	12/01/18	595	599,463
Rain CII Carbon LLC/CII Carbon Corp., Sr. Sec’d. Notes	B1	8.250%	01/15/21	545	547,725
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes	CCC+(d)	9.000%	10/15/17	620	641,700
Steel Dynamics, Inc., Gtd. Notes	Ba2	6.375%	08/15/22	310	320,850
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%	03/15/20	635	686,594
Taseko Mines Ltd. (Canada), Gtd. Notes	B3	7.750%	04/15/19(a)	650	640,250
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750%	02/01/18	1,175	1,263,125

					62,428,387

Non-Captive – Consumer — 0.4%
Provident Funding Associates LP/PFG Finance Corp., Gtd. Notes	Ba3	6.750%	06/15/21	230	231,150
Springleaf Finance Corp., Sr. Unsec’d. Notes, 144A	Caa1	6.000%	06/01/20	2,750	2,640,000
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%	12/15/17	2,150	2,246,750

					5,117,900

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Non-Captive – Diversified — 1.9%
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	6.250%		12/01/19	120	$126,900
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	7.625%		04/15/20	715	790,075
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	9.750%		08/01/18	290	320,450
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	4.250%		08/15/17	475	483,906
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%		08/15/22(a)	6,030	5,894,325
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250%		03/15/18(a)	1,365	1,429,837
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.375%		05/15/20(a)	1,169	1,209,915
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	6.625%		04/01/18(a)	650	715,000
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	B2	5.350%	(c)	12/21/65(a)	3,529	3,017,295
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	B2	6.250%	(c)	12/21/65	1,541	1,402,310
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/01/16	2,500	2,743,750
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	4.625%		04/15/21	439	406,416
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%		05/15/19(a)	560	588,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.250%		12/15/20(a)	3,229	3,681,060
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%		09/15/15	1,200	1,324,500
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%		01/15/22(a)	1,710	1,970,775
iStar Financial, Inc., Sr. Unsec’d. Notes	B3	9.000%		06/01/17	717	813,795
SquareTwo Financial Corp., Sec’d. Notes	B2	11.625%		04/01/17(a)	365	383,250

						27,301,559

Oil & Field Services — 2.2%
Basic Energy Services, Inc., Gtd. Notes	B2	7.750%		02/15/19	625	631,250
Basic Energy Services, Inc., Gtd. Notes	B2	7.750%		10/15/22	382	369,585
Bristow Group, Inc., Gtd. Notes	Ba3	6.250%		10/15/22	1,000	1,040,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Gtd. Notes	Ba3	6.625%		11/15/19(a)	625	635,937
Cie Generale de Geophysique - Vertias (France), Gtd. Notes	Ba3	9.500%		05/15/16	900	946,125
Exterran Partners LP/EXLP Finance Corp., Gtd. Notes, 144A	B2	6.000%		04/01/21	300	291,000
Forum Energy Technologies, Inc.	Ba3	6.250%		10/01/21	196	197,225
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	7.500%		10/01/21	1,175	1,175,000
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	10.250%		04/01/19	500	560,000
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.125%		04/01/17	1,775	1,888,156
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875%		04/01/20	1,525	1,540,250
Key Energy Services, Inc., Gtd. Notes	B1	6.750%		03/01/21(a)	1,812	1,793,880
Ocean Rig UDW, Inc. (Marshall Islands), Sr. Unsec’d. Notes	CCC+(d)	9.500%		04/27/16	600	636,000
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes	B3	7.125%		04/01/23	2,675	2,608,125
Oil States International, Inc., Gtd. Notes	Ba3	5.125%		01/15/23	170	186,150
Oil States International, Inc., Gtd. Notes	Ba3	6.500%		06/01/19	1,150	1,219,000
Parker Drilling Co., Gtd. Notes	B1	9.125%		04/01/18(a)	850	909,500
Parker Drilling Co., Gtd. Notes, 144A	B1	7.500%		08/01/20	1,465	1,465,000
Petroleum Geo-Services ASA (Norway), Gtd. Notes	Ba2	7.375%		12/15/18	952	1,032,920
Pioneer Energy Services Corp., Gtd. Notes	B2	9.875%		03/15/18	350	378,000
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.500%		12/15/21(a)	1,500	1,567,500
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%		11/15/20	1,055	1,115,662
Seadrill Ltd. (Bermuda), Sr. Unsec’d. Notes	NR	6.500%		10/05/15	1,000	1,047,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Field Services (cont’d.)
Seadrill Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	NR	6.125%		09/15/20	3,950	$3,890,750
Seitel, Inc., Gtd. Notes	B3	9.500%		04/15/19	1,325	1,331,625
Shelf Drilling Holdings Ltd. (Cayman Islands), Sr. Sec’d. Notes	B1	8.625%		11/01/18(a)	500	531,250
Trinidad Drilling Ltd. (Canada), Sr. Unsec’d. Notes	B1	7.875%		01/15/19(a)	900	949,500
Unit Corp., Gtd. Notes	B1	6.625%		05/15/21	1,995	2,044,875

						31,981,765

Oil & Gas — 0.2%
Antero Resources Finance Corp., Gtd. Notes	B2	6.000%		12/01/20	1,125	1,136,250
Rosetta Resources, Inc., Gtd. Notes	B2	5.625%		05/01/21	1,090	1,035,500
SandRidge Energy, Inc., Gtd. Notes	B2	7.500%		03/15/21	550	555,500

						2,727,250

Other Financial Institutions — 0.4%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%		02/01/19	2,820	2,679,000
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375%		05/15/20	2,178	2,014,650
Community Choice Financial, Inc., Sr. Sec’d. Notes	B3	10.750%		05/01/19	695	611,600
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	Caa2	9.000%		07/15/21	896	922,880
Speedy Cash Intermediate Holdings Corp., Sec’d. Notes, 144A	Caa1	10.750%		05/15/18	85	89,463

						6,317,593

Other Industrials — 1.8%
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500%		09/01/22	1,475	1,423,375
CBRE Services, Inc., Gtd. Notes	Ba1	5.000%		03/15/23(a)	2,425	2,273,437
CBRE Services, Inc., Gtd. Notes	Ba1	6.625%		10/15/20	805	859,337
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A	B2	8.750%		12/15/19	181	195,480
Deluxe Corp., Gtd. Notes	Ba2	7.000%		03/15/19	1,235	1,309,100
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%		01/15/21	2,823	2,957,093
General Cable Corp., Gtd. Notes, 144A	B1	5.750%		10/01/22(a)	1,325	1,268,687
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	6.000%	(c)	05/15/15(a)	1,545	1,533,413
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	9.500%		05/15/15	188	188,000
Harland Clarke Holdings Corp., Sr. Sec’d. Notes	B1	9.750%		08/01/18	1,570	1,656,350
Interline Brands, Inc., Gtd. Notes	B3	7.500%		11/15/18(a)	2,400	2,541,000
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500%		10/15/17	2,938	3,084,900
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%		09/01/19	1,550	1,674,000
Liberty Tire Recycling LLC, Gtd. Notes, 144A	Caa2	11.000%		10/01/16	735	747,863
MModal, Inc., Sr. Notes, 144A (original cost $616,838; purchased 08/14/12)(f)	Caa2	10.750%		08/15/20(a)(g)	625	500,000
New Enterprise Stone & Lime Co., Inc., Gtd. Notes	Caa3	11.000%		09/01/18	1,000	595,000
New Enterprise Stone & Lime Co., Inc., Sr. Sec’d. Notes, PIK, 144A	Caa1	13.000%		03/15/18	617	638,589
Tutor Perini Corp., Gtd. Notes	B1	7.625%		11/01/18(a)	1,308	1,373,400
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	Caa1	7.500%		02/15/19	612	612,000
Victor Technologies Group, Inc., Sr. Sec’d. Notes	B2	9.000%		12/15/17	1,235	1,330,713

						26,761,737

Packaging — 2.7%
AEP Industries, Inc., Sr. Unsec’d. Notes	B3	8.250%		04/15/19	1,200	1,290,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	B3	9.125%		10/15/20	351	372,060
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes	Ba3	7.375%		10/15/17(a)	800	856,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Gtd. Notes	B3	9.125%		10/15/20	705	743,775

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging (cont’d.)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	Ba3	7.375%	10/15/17	1,675	$1,790,156
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	B3	7.000%	11/15/20	2,450	2,352,000
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	325	291,687
Berry Plastics Corp., Sec’d. Notes	Caa1	9.500%	05/15/18	764	827,030
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%	01/15/21	2,925	3,378,375
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.000%	11/01/17	675	705,375
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,582,500; purchased 10/24/12 - 04/30/13)(f)	Caa2	9.500%	11/01/17(g)	2,475	2,574,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	1,000	1,105,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	860	971,800
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.500%	08/15/21	267	264,330
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,544,771; purchased 09/20/10 - 09/21/10)(f)	Caa1	10.625%	08/15/19(g)	1,387	1,578,961
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $950,000; purchased 09/25/13)(f)	Caa1	6.500%	10/01/21(g)	950	959,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa1	8.250%	02/15/21(a)	400	403,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	8.500%	05/15/18(a)	1,500	1,567,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	9.000%	04/15/19(a)	1,000	1,050,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	9.875%	08/15/19(a)	3,500	3,797,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	5.750%	10/15/20(a)	4,380	4,396,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	6.875%	02/15/21(a)	1,350	1,441,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.125%	04/15/19	2,500	2,656,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.875%	08/15/19(a)	1,875	2,062,500
Sealed Air Corp., Gtd. Notes, 144A	B1	6.500%	12/01/20	725	759,437
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%	09/15/21	1,150	1,302,375
Sealed Air Corp., Sr. Notes, 144A	B1	5.250%	04/01/23(a)	775	734,313

					40,230,474

Paper — 0.3%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Sec’d. Notes, 144A	B2	7.500%	12/15/17	533	572,309
Boise Paper Holdings LLC/Boise Co-Issuer Co., Gtd. Notes	Ba3	8.000%	04/01/20	500	565,000
Graphic Packaging International, Inc., Gtd. Notes	Ba3	7.875%	10/01/18	1,500	1,635,000
Louisiana-Pacific Corp., Gtd. Notes	B1	7.500%	06/01/20	333	360,889
Resolute Forest Products, Inc., Gtd. Notes, 144A	Ba3	5.875%	05/15/23	120	105,300
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes	Ba2	8.375%	06/15/19	200	209,000
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18	950	950,000

					4,397,498

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pharmaceuticals — 1.1%
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	7.875%		10/15/18		587	$591,403
Endo Health Solutions, Inc., Gtd. Notes	B1	7.000%		12/15/20		271	277,775
Endo Health Solutions, Inc., Gtd. Notes	B1	7.250%		01/15/22		161	165,830
Mallinckrodt International Finance SA (Luxembourg), Gtd. Notes, 144A	Ba2	4.750%		04/15/23		1,675	1,592,598
Par Pharmaceutical Cos., Inc., Gtd. Notes	Caa1	7.375%		10/15/20		240	248,100
Pinnacle Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.500%		10/01/23(a)		900	925,875
Valeant Pharmaceuticals International (Canada), Sr. Unsec’d. Notes, 144A	B1	6.750%		08/15/18(a)		653	698,710
Valeant Pharmaceuticals International (Canada), Sr. Unsec’d. Notes, 144A	B1	7.500%		07/15/21(a)		660	711,150
Valeant Pharmaceuticals International, Gtd. Notes	B1	6.375%		10/15/20(a)		1,245	1,294,800
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500%		07/15/16(a)		2,000	2,070,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%		10/01/17		675	720,563
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%		12/01/18		2,125	2,247,187
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	7.000%		10/01/20		3,020	3,201,200
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico), Gtd. Notes	B3	7.750%		09/15/18		1,315	1,426,775

							16,171,966

Property & Casualty Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Sr. Unsec’d. Notes, 144A	Caa2	7.875%		12/15/20		850	867,000
Catlin Insurance Co. Ltd. (Bermuda), Jr. Sub. Notes, 144A	BBB+(d)	7.249%	(c)	12/31/49		2,125	2,167,500
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.750%	(c)	06/15/88		1,704	2,513,400
Onex USI Aquisition Corp., Sr. Unsec’d. Notes, 144A	Caa2	7.750%		01/15/21		1,389	1,389,000

							6,936,900

Railroads
Watco Cos LLC /Watco Finance Corp., Gtd. Notes, 144A	B3	6.375%		04/01/23		294	291,060

Real Estate Investment Trusts — 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	Ba3	7.750%		02/15/19		1,600	1,716,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	B2	6.375%		11/15/22(a)		1,045	1,037,163
DuPont Fabros Technology LP, Sr. Unsec’d. Notes, 144A	Ba1	5.875%		09/15/21		1,679	1,679,000
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625%		03/01/23		1,925	1,797,469
Felcor Lodging LP, Sr. Sec’d. Notes	B2	6.750%		06/01/19		500	527,500
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%		10/01/14		181	194,801
Kennedy-Wilson, Inc., Gtd. Notes	B2	8.750%		04/01/19		590	637,200
Mattamy Group Corp. (Canada)	B1	6.875%		11/15/20	CAD	570	545,071
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	B1	5.375%		06/01/23		925	883,375

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	12/15/21	1,975	$2,164,752

					11,182,331

Refining — 0.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	B2	9.375%	05/01/19	108	118,530
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	B2	9.625%	08/01/20	244	269,620
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	Ba2	11.500%	07/01/17	775	850,563
CVR Refining LLC/Coffeyville Finance, Inc., Sec’d. Notes	B2	6.500%	11/01/22	532	516,705
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes	Ba3	8.250%	02/15/20	180	186,300
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(i)	NR	6.750%	05/01/14(g)	1,020	285,600
Western Refining, Inc., Gtd. Notes	B2	6.250%	04/01/21	1,979	1,939,420

					4,166,738

Restaurants — 0.9%
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000%	06/01/18	1,000	1,105,000
DineEquity, Inc., Gtd. Notes	B3	9.500%	10/30/18(a)	500	556,250
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	2,450	2,609,250
Landry’s, Inc., Sr. Notes, 144A (original cost $5,832,063; purchased 04/19/12 - 08/14/13)(f)	B3	9.375%	05/01/20(g)	5,550	5,855,250
Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250%	06/30/20	2,240	2,436,000

					12,561,750

Retail — 0.1%
J. Crew Group, Inc., Gtd. Notes	Caa1	8.125%	03/01/19(a)	1,000	1,053,750

Retailers — 2.1%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	B3	9.250%	08/01/19	1,475	1,644,625
Claire’s Stores, Inc., Gtd. Notes, 144A	Caa2	7.750%	06/01/20(a)	1,139	1,113,372
Claire’s Stores, Inc., Sec’d. Notes	Caa2	8.875%	03/15/19(a)	3,422	3,661,540
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	6.125%	03/15/20(a)	250	247,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19	1,950	2,159,625
CST Brands, Inc., Gtd. Notes, 144A	Ba3	5.000%	05/01/23	700	659,750
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A	Ba3	5.500%	10/15/20(a)	2,300	2,319,348
Gymboree Corp., Gtd. Notes	Caa2	9.125%	12/01/18	1,250	1,221,875
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,574,375; purchased 06/06/13 - 09/17/13)(f)	B2	9.250%	06/15/21(g)	1,575	1,618,313
L Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	575	589,375
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.500%	08/01/18(a)	1,650	1,670,625
New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.000%	06/15/18(a)	300	307,500
New Look Bondco I PLC (United Kingdom), Sr. Sec’d. Notes	B1	8.375%	05/14/18(a)	848	850,120
Pantry, Inc. (The), Gtd. Notes	Caa1	8.375%	08/01/20	4,100	4,325,500
Penske Automotive Group, Inc., Gtd. Notes	B2	5.750%	10/01/22	2,234	2,189,320
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $1,090,250; purchased 10/04/12 - 12/19/12)(f)	Caa1	8.500%	10/15/17(g)	1,075	1,091,125

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retailers (cont’d.)
Rite Aid Corp., Gtd. Notes, 144A	Caa2	6.750%	06/15/21	590	$612,863
Sears Holdings Corp., Sec’d. Notes	B3	6.625%	10/15/18	500	471,250
Sonic Automotive, Inc., Gtd. Notes	B3	5.000%	05/15/23	375	343,125
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes	Ba2	8.500%	12/01/17	2,000	2,095,000
Toys R Us, Inc., Sr. Unsec’d. Notes	Caa1	10.375%	08/15/17(a)	1,025	986,563

					30,178,314

Supermarkets — 0.6%
BI-LO LLC/BI-LO Finance Corp., Sr. Unsec’d Notes, PIK, 144A	Caa1	8.625%	09/15/18	400	406,000
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	5.750%	06/15/23	1,400	1,351,000
New Albertsons, Inc., Sr. Unsec’d. Notes	CCC(d)	7.450%	08/01/29(a)	1,002	804,105
New Albertsons, Inc., Sr. Unsec’d. Notes	CCC(d)	8.000%	05/01/31	939	772,327
New Albertsons, Inc., Sr. Unsec’d. Notes	CCC(d)	8.700%	05/01/30	266	226,433
Stater Bros Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	700	701,757
SUPERVALU, Inc., Sr. Unsec’d. Notes	Caa1	8.000%	05/01/16(a)	1,187	1,299,765
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $1,911,000; purchased 12/07/12 - 05/14/13)(f)	B3	8.875%	12/15/17(g)	1,900	2,080,500
Tops Holding II Corp., Sr. Unsec’d. Notes, PIK	Caa2	9.500%	06/15/18	650	663,000

					8,304,887

Technology — 8.0%
Activision Blizzard, Inc., Gtd. Notes, 144A	Ba2	5.625%	09/15/21	1,255	1,256,569
Activision Blizzard, Inc., Gtd. Notes, 144A	Ba2	6.125%	09/15/23	1,050	1,055,250
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B2	7.750%	08/01/20	2	1,957
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B2	8.125%	12/15/17	300	313,500
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A	B3	8.875%	01/01/20	235	247,925
Alcatel-Lucent USA, Inc., Sr. Unsec’d. Notes	CCC+(d)	6.450%	03/15/29	568	479,960
Amkor Technology, Inc., Sr. Unsec’d. Notes	B2	6.375%	10/01/22	700	668,500
Ancestry.com, Inc., Gtd. Notes	B3	11.000%	12/15/20	1,075	1,225,500
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.625%	10/15/18	1,375	1,375,000
Audatex North America, Inc., Gtd. Notes	Ba2	6.750%	06/15/18	1,725	1,828,500
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500%	03/01/21(a)	3,855	3,122,550
Avaya, Inc., Sr. Sec’d. Notes, 144A	B1	7.000%	04/01/19(a)	1,345	1,257,575
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	07/15/21(a)	840	871,500
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500%	04/01/19	7,310	8,077,550
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	12.535%	10/12/17	1,306	1,358,240
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15	6,375	6,438,750
Ceridian Corp., Sr. Sec’d. Notes, 144A	B1	8.875%	07/15/19	239	273,655
Ceridian Corp., Sr. Unsec’d. Notes, 144A	Caa3	11.000%	03/15/21	1,500	1,736,250
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $4,415,325; purchased 05/22/13 - 08/06/13)(f)	Caa1	6.625%	06/01/20(g)	4,405	4,382,975
CommScope, Inc., Gtd. Notes, 144A (original cost $3,474,838; purchased 05/25/11 - 11/07/11)(f)	B3	8.250%	01/15/19(a)(g)	3,485	3,807,363
Compiler Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.000%	05/01/21	2,625	2,585,625
CoreLogic, Inc., Gtd. Notes	B1	7.250%	06/01/21	1,200	1,278,000
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	5.625%	10/15/20	2,787	2,706,874
First Data Corp., Gtd. Notes	Caa1	12.625%	01/15/21	2,579	2,836,900
First Data Corp., Gtd. Notes, 144A	Caa1	10.625%	06/15/21	5,320	5,399,800

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
First Data Corp., Gtd. Notes, 144A	Caa1	11.250%	01/15/21(a)	3,120	$3,260,400
First Data Corp., Gtd. Notes, 144A	Caa2	11.750%	08/15/21(a)	385	371,525
First Data Corp., Sec’d. Notes, 144A	Caa1	8.250%	01/15/21	1,777	1,834,753
First Data Corp., Sec’d. Notes, PIK, 144A	Caa1	8.750%	01/15/22	982	1,023,407
First Data Corp., Sr. Sec’d. Notes	B1	7.375%	06/15/19(a)	700	736,750
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%	11/01/20	1,490	1,542,150
Freescale Semiconductor, Inc., Gtd. Notes	Caa1	8.050%	02/01/20	465	489,413
Freescale Semiconductor, Inc., Sr. Sec’d. Notes	B1	5.000%	05/15/21(a)	445	423,863
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	2,050	2,219,125
iGate Corp., Gtd. Notes	B2	9.000%	05/01/16	960	1,029,600
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17(a)	2,974	3,016,751
Infor US, Inc., Gtd. Notes	Caa1	9.375%	04/01/19	750	838,125
Intcomex, Inc., Sec’d. Notes	Caa1	13.250%	12/15/14	349	338,530
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18	3,251	3,600,483
Iron Mountain, Inc., Gtd. Notes	B1	5.750%	08/15/24	258	232,200
Iron Mountain, Inc., Gtd. Notes	Ba1	6.000%	08/15/23(a)	2,250	2,233,125
Iron Mountain, Inc., Gtd. Notes	B1	7.750%	10/01/19	436	479,055
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750%	04/15/23	2,000	2,052,500
Magnachip Semiconductor Corp., Sr. Unsec’d. Notes, 144A	B1	6.625%	07/15/21	195	192,563
Nokia OYJ (Finland), Sr. Unsec’d. Notes	B1	5.375%	05/15/19	511	518,665
Nokia OYJ (Finland), Sr. Unsec’d. Notes	B1	6.625%	05/15/39	318	305,280
Nortel Networks Ltd. (Canada), Gtd. Notes(i)	NR	10.750%	07/15/16(a)(g)	4,000	4,630,000
Nuance Communications, Inc., Gtd. Notes, 144A	B1	5.375%	08/15/20(a)	1,286	1,215,270
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	3.500%	09/15/16	200	202,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750%	02/15/21	909	922,635
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	9.750%	08/01/18	10	11,235
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	B3	5.750%	03/15/23(a)	1,975	1,955,250
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20	500	547,500
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	4.750%	06/01/23	453	436,013
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16	264	298,320
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	4.875%	10/15/23	3,400	3,162,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	6.500%	05/15/19(a)	2,875	3,090,625
Sitel LLC/Sitel Finance Corp., Gtd. Notes	Caa2	11.500%	04/01/18	1,200	1,032,000
Sitel LLC/Sitel Finance Corp., Sr. Sec’d. Notes, 144A	B2	11.000%	08/01/17	658	702,415
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750%	01/15/19	3,710	4,025,350
SunGard Data Systems, Inc., Gtd. Notes	Caa1	6.625%	11/01/19	1,225	1,249,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	7.625%	11/15/20(a)	619	662,330
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%	01/15/19	1,850	1,993,375
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	Caa1	9.625%	06/15/18	4,825	5,223,063
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18	4,475	4,972,844

					117,656,256

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Textile — 0.2%
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500%		12/15/22(a)	875	$826,875
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%		05/15/20	1,700	1,853,000

						2,679,875

Tobacco — 0.3%
Alliance One International, Inc., Sec’d. Notes, 144A	Caa1	9.875%		07/15/21	275	258,500
Vector Group Ltd., Sr. Sec’d. Notes	Ba3	7.750%		02/15/21	3,950	4,088,250

						4,346,750

Transportation Services — 1.2%
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%		01/31/18(a)	1,100	1,149,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	5.500%		04/01/23	152	140,600
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%		01/15/19(a)	2,862	3,105,270
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.750%		03/15/20	150	172,875
Bluewater Holding BV (Netherlands), Gtd. Notes	NR	3.268	%(c)	07/17/14	1,100	1,091,750
Hertz Corp. (The), Gtd. Notes	B2	4.250%		04/01/18	203	199,447
Hertz Corp. (The), Gtd. Notes	B2	5.875%		10/15/20	676	696,280
Hertz Corp. (The), Gtd. Notes	B2	6.250%		10/15/22(a)	764	788,830
Hertz Corp. (The), Gtd. Notes	B2	6.750%		04/15/19	130	137,475
Hertz Corp. (The), Gtd. Notes	B2	7.375%		01/15/21	420	451,500
Hertz Corp. (The), Gtd. Notes	B2	7.500%		10/15/18	2,821	3,039,628
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	B3	8.375%		12/15/18	1,775	1,861,531
LBCTank Terminals Holding Netherlands BV (Netherlands), Gtd. Notes, 144A	B3	6.875%		05/15/23	625	628,125
Navigator Holdings Ltd. (Marshall Islands)	NR	9.000%		12/18/17	200	209,000
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands), Gtd. Notes	B3	9.250%		04/15/19	1,392	1,496,400
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Sr. Notes, PIK, 144A	Caa2	10.750%		02/15/18	110	108,900
Sea Trucks Group (Nigeria), Sr. Sec’d. Notes, 144A	NR	9.000%		03/26/18	1,000	917,500
Teekay Corp. (Marshall Islands), Sr. Unsec’d. Notes	B2	8.500%		01/15/20	260	278,200
Ultrapetrol Bahamas Ltd., Mortgage, 144A	B3	8.875%		06/15/21	36	37,755
Ultrapetrol Bahamas Ltd., Sr. Sec’d. Notes, 144A	B3	8.875%		06/15/21	1,500	1,582,500

						18,093,066

Wireless — 4.9%
Altice Finco SA (Luxembourg), Sr. Notes	B3	9.875%		12/15/20	249	268,297
Avanti Communications Group PLC (United Kingdom), Gtd. Notes, 144A	Caa1	10.000%		10/01/19	2,400	2,424,000
Brightstar Corp., Gtd. Notes, 144A (original cost $3,250,894; purchased 11/23/10 - 09/18/12)(f)	B1	9.500%		12/01/16(g)	3,140	3,281,300
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,941,508; purchased 07/26/13 - 08/07/13)(f)	B1	7.250%		08/01/18(g)	2,970	2,895,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Wireless (cont’d.)
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Baa3	12.000%	12/01/15(a)	5,600	$5,859,000
Cricket Communications, Inc., Gtd. Notes	Caa1	7.750%	10/15/20	1,040	1,177,800
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	5.250%	01/15/23	1,544	1,420,480
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	09/30/20	1,600	1,656,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18(a)	1,500	1,620,000
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A	B3	11.625%	01/31/20	2,580	2,992,800
MetroPCS Wireless, Inc., Gtd. Notes	Ba3	6.625%	11/15/20	3,232	3,349,160
MetroPCS Wireless, Inc., Gtd. Notes, 144A	Ba3	6.250%	04/01/21(a)	747	750,735
MetroPCS Wireless, Inc., Gtd. Notes, 144A	Ba3	6.625%	04/01/23(a)	850	852,125
NII Capital Corp., Gtd. Notes	Caa2	7.625%	04/01/21(a)	2,855	2,027,050
NII Capital Corp., Gtd. Notes	Caa2	8.875%	12/15/19(a)	1,025	794,375
NII International Telecom SCA (Luxembourg), Gtd. Notes, 144A	B2	7.875%	08/15/19	925	839,438
NII International Telecom SCA (Luxembourg), Gtd. Notes, 144A	B2	11.375%	08/15/19	696	720,360
SBA Telecommunications, Inc., Gtd. Notes	B1	5.750%	07/15/20	83	82,377
Softbank Corp. (Japan), Gtd. Notes, 144A	Ba1	4.500%	04/15/20(a)	6,007	5,772,727
Sprint Capital Corp., Gtd. Notes	B1	6.875%	11/15/28	2,875	2,565,937
Sprint Capital Corp., Gtd. Notes	B1	6.900%	05/01/19(a)	2,300	2,363,250
Sprint Capital Corp., Gtd. Notes	B1	8.750%	03/15/32	651	661,579
Sprint Communications, Inc., Gtd. Notes	Ba2	9.000%	11/15/18	2,120	2,485,700
Sprint Communications, Inc., Gtd. Notes, 144A	Ba2	7.000%	03/01/20	792	851,400
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	6.000%	12/01/16(a)	1,250	1,325,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	6.000%	11/15/22	1,025	943,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	7.000%	08/15/20	2,335	2,375,863
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	8.375%	08/15/17	2,050	2,316,500
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	9.125%	03/01/17(a)	1,673	1,923,950
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	11.500%	11/15/21	243	312,255
Sprint Corp., Gtd. Notes, 144A	B1	7.250%	09/15/21	299	301,990
Sprint Corp., Gtd. Notes, 144A	B1	7.875%	09/15/23	1,138	1,160,760
T-Mobile USA, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.250%	09/01/18(a)	605	615,587
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes	Ba3	7.748%	02/02/21(a)	1,450	1,562,375
VimpelCom Holdings BV (Netherlands), Gtd. Notes	Ba3	5.200%	02/13/19	262	260,035
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A (original cost $ 7,611,743; purchased 07/01/09 -02/15/12)(f)	B3	11.750%	07/15/17(g)	6,920	7,352,500
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	6.500%	04/30/20	248	254,200
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $2,358,921; purchased 11/18/10)(f)	Ba3	7.250%	02/15/18(a)(g)	2,375	2,458,125
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18	328	339,480

					71,213,260

Wirelines — 2.2%
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	5.800%	03/15/22(a)	2,000	1,880,000
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.875%	01/15/28	2,000	1,820,000
Cincinnati Bell, Inc., Gtd. Notes	B3	8.250%	10/15/17(a)	390	406,380

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Wirelines (cont’d.)
Cincinnati Bell, Inc., Gtd. Notes	B3	8.375%	10/15/20	265	$280,237
Cincinnati Bell, Inc., Gtd. Notes	Caa1	8.750%	03/15/18(a)	553	584,106
eAccess Ltd. (Japan), Gtd. Notes	Ba2	8.250%	04/01/18	930	1,018,350
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	920	936,625
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%	01/15/23	950	947,625
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.625%	04/15/24(a)	427	427,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%	10/01/18(a)	2,000	2,220,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.500%	04/15/20(a)	1,295	1,430,975
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	180	196,650
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.250%	07/01/21	670	767,150
Level 3 Communications, Inc., Sr. Unsec’d. Notes	Caa2	11.875%	02/01/19(a)	3,678	4,229,700
Level 3 Financing, Inc., Gtd. Notes	B3	7.000%	06/01/20(a)	1,425	1,439,250
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19(a)	903	966,210
Level 3 Financing, Inc., Gtd. Notes	B3	8.625%	07/15/20(a)	2,136	2,333,580
Level 3 Financing, Inc., Gtd. Notes	B3	9.375%	04/01/19(a)	1,050	1,157,625
Qwest Capital Funding, Inc., Gtd. Notes	Ba1	7.750%	02/15/31	745	704,025
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.250%	09/15/25	650	726,998
tw telecom holdings, Inc., Sr. Unsec’d. Notes, 144A	B1	5.375%	10/01/22	300	286,500
tw telecom holdings, Inc., Sr. Unsec’d. Notes, 144A	B1	6.375%	09/01/23	275	273,625
Windstream Corp., Gtd. Notes	B1	6.375%	08/01/23(a)	2,004	1,833,660
Windstream Corp., Gtd. Notes	B1	7.500%	04/01/23(a)	1,485	1,466,437
Windstream Corp., Gtd. Notes	B1	7.750%	10/15/20(a)	450	464,625
Windstream Corp., Gtd. Notes	B1	7.750%	10/01/21(a)	650	671,125
Windstream Corp., Gtd. Notes	B1	7.875%	11/01/17(a)	1,100	1,226,500
Windstream Corp., Gtd. Notes, 144A	B1	7.750%	10/01/21	425	438,813
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	Caa1	10.125%	07/01/20	1,065	1,222,087
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes	B1	8.125%	01/01/20	125	136,719

					32,492,577

TOTAL CORPORATE BONDS (cost $1,286,102,575)					1,305,172,258

				Shares

COMMON STOCKS — 0.3%

Electric — 0.1%
Dynegy, Inc.*(a)				85,000	1,642,200

Paper — 0.2%
Newpage Holdings, Inc.*				31,000	2,702,890

Transportation Services
General Maritime Corp.*				712	10,267

TOTAL COMMON STOCKS (cost $5,562,266)					4,355,357

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

PREFERRED STOCKS — 0.7%

Automotive — 0.1%
General Motors Co., Series B, CVT, 4.750%	39,000	$1,955,850

Banking — 0.3%
Ally Financial, Inc., 144A, 7.000%	1,470	1,404,677
Citigroup Capital XIII, 7.875%	80,000	2,197,600

		3,602,277

Commercial Services
Carriage Services Capital Trust, 7.000%	3,300	164,897

Life Insurance
Hartford Financial Services Group, Inc., 7.875%	17,200	483,664

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%	37,500	805,875

Property & Casualty Insurance — 0.1%
Xlit Ltd. (Cayman Islands), Series D, 3.647%	2,145	1,793,756

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 6.125%	1,000	994,125

TOTAL PREFERRED STOCKS (cost $9,177,575)		9,800,444

	Units

WARRANTS(l)*

Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14	6,958	222,843

Retailers
Neebo, Inc. (Class A Stock), expiring 06/20/19	2,792	—
Neebo, Inc. (Class B Stock), expiring 06/29/19	5,983	—

		—

Transportation Services
General Maritime Corp., expiring 05/17/17	1,101	—

TOTAL WARRANTS (cost $0)		222,843

TOTAL LONG-TERM INVESTMENTS (cost $1,365,877,881)		1,382,038,562

	Shares

SHORT-TERM INVESTMENT — 27.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $404,985,838; includes $329,325,324 of cash collateral for securities on loan)(b)(w)	404,985,838	404,985,838

TOTAL INVESTMENTS — 122.0% (cost $1,770,863,719)		1,787,024,400
Liabilities in excess of other assets(x) — (22.0)%.		(321,980,080)

NET ASSETS — 100.0%		$1,465,044,320

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDX	Credit Derivatives Index

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

CAD	Canadian Dollar

EUR	Euro

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $319,968,953; cash collateral of $329,325,324 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $61,896,841. The aggregate value of $62,716,701 is approximately 4.3% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Canadian Dollar,
Expiring 10/22/13	Australia and New Zealand Banking Group	CAD	116	$112,000	$112,209	$209
Euro,
Expiring 10/22/13	Citibank	EUR	84	112,346	113,645	1,299

				$224,346	$225,854	$1,508

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Canadian Dollar,
Expiring 10/22/13	Citibank	CAD	576	$557,825	$558,888	$(1,063)
Euro,
Expiring 10/22/13	Australia and New Zealand Banking Group	EUR	486	649,408	657,521	(8,113)

				$1,207,233	$1,216,409	$(9,176)

(1)The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(4)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX NA HY-19 V1 Index	12/20/17	5.000%	15,000	$ 1,106,381	$ (34,144)	$ 1,140,525	Morgan Stanley
Dow Jones CDX NA HY-19 V1 Index	12/20/17	5.000%	5,750	424,113	(56,810)	480,923	Goldman Sachs & Co.

				$ 1,530,494	$ (90,954)	$ 1,621,448

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2013.

#  Notional amount is shown in U.S. dollars unless otherwise stated.

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$ —	$ 62,487,660	$ —
Corporate Bonds	—	1,292,243,002	12,929,256
Common Stocks	1,642,200	—	2,713,157
Preferred Stocks	9,800,444	—	—
Warrants	222,843	—	—
Affiliated Money Market Mutual Fund	404,985,838	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(7,668)	—
Credit Default Swaps	—	1,621,448	—

Total	$416,651,325	$1,356,344,442	$15,642,413

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bonds
Balance as of 12/31/12	$ 21,360	$ 2
Accrued discounts/premiums	—	(37,884)
Realized gain (loss)	—	(893)
Change in unrealized appreciation (depreciation)**	(311,483)	(2,728,411)
Purchases	3,003,280	6,614,902
Sales	—	—
Transfers into Level 3	—	9,081,540
Transfers out of Level 3	—	—

Balance as of 09/30/13	$2,713,157	$12,929,256

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(3,039,894) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income valuation models.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were seven Corporate Bonds transferred into level 3 as a result of being priced using a single broker quote.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 96.2%
Argentina — 0.9%
MercadoLibre, Inc.	182,000	$24,553,620

Australia — 0.9%
Brambles Ltd.	1,060,370	9,017,227
CSL Ltd.	189,334	11,300,937
Iluka Resources Ltd.	487,480	5,227,825

		25,545,989

Austria — 0.3%
Andritz AG	153,385	9,026,673

Belgium — 0.4%
Colruyt SA	178,304	9,890,934

Brazil — 0.4%
Arezzo Industria e Comercio SA	671,921	11,887,390

British Virgin Islands — 1.2%
Michael Kors Holdings Ltd.*	451,377	33,636,614

Canada — 2.8%
Agrium, Inc.	62,000	5,209,860
Alimentation Couche Tard, Inc. (Class B Stock)	62,100	3,871,717
Bank of Nova Scotia	92,900	5,321,198
Brookfield Asset Management, Inc. (Class A Stock)	294,555	11,016,357
Canadian Pacific Railway Ltd.	204,380	25,200,054
Cenovus Energy, Inc.	144,900	4,324,281
Dollarama, Inc.	107,900	8,768,806
New Gold, Inc.*	835,900	4,982,696
Shawcor Ltd.	13,500	569,332
Silver Wheaton Corp.	267,300	6,622,490

		75,886,791

China — 3.6%
Great Wall Motor Co. Ltd. (Class H Stock)	3,873,288	21,040,881
Industrial & Commercial Bank of China Ltd. (Class H Stock)	7,549,300	5,276,662
Tencent Holdings Ltd.	1,219,759	64,145,405
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	2,878,917	9,290,151

		99,753,099

Denmark — 1.9%
Coloplast A/S (Class B Stock)	148,274	8,445,210
Jyske Bank A/S*	241,920	12,029,610
Novo Nordisk A/S (Class B Stock)	146,677	24,841,863
Tryg A/S	72,835	6,709,638

		52,026,321

Finland — 0.4%
Sampo OYJ (Class A Stock)	233,849	10,059,356

France — 7.3%
Arkema SA	92,765	10,337,344
BNP Paribas SA	722,628	48,881,808
Dassault Systemes SA	84,086	11,223,224
Eutelsat Communications SA	406,525	12,848,578
Pernod-Ricard SA	158,114	19,633,928
Publicis Groupe SA	225,917	17,971,298
Remy Cointreau SA	136,246	14,515,547
Rexel SA	623,275	15,857,380
Sanofi	122,880	12,444,909
Schneider Electric SA(a)	152,430	12,898,272

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Sodexo	149,140	$13,915,671
Technip SA	83,535	9,807,210

		200,335,169

Germany — 6.1%
Bayer AG	356,927	42,092,721
Bayerische Motoren Werke AG	130,845	14,071,613
Brenntag AG	234,614	39,057,505
Continental AG	203,467	34,492,876
Deutsche Boerse AG	188,685	14,200,172
Linde AG	61,205	12,128,891
Rational AG	9,254	2,759,105
SAP AG, ADR(a)	117,800	8,707,776

		167,510,659

Hong Kong — 2.2%
AIA Group Ltd.	3,638,600	17,121,689
China Mobile Ltd., ADR(a)	243,700	13,751,991
Jardine Matheson Holdings Ltd.	146,300	8,031,870
Sands China Ltd.	3,408,336	21,099,353

		60,004,903

India — 0.3%
Tata Motors Ltd.	1,491,594	7,968,339

Indonesia — 0.5%
PT Bank Rakyat Indonesia Persero Tbk	9,712,500	6,075,742
PT Tower Bersama Infrastructure Tbk*(g)	14,159,861	7,152,760

		13,228,502

Ireland — 1.8%
Experian PLC	2,203,267	41,949,900
Ryanair Holdings PLC, ADR	168,555	8,383,926

		50,333,826

Israel — 1.3%
Bezeq Israeli Telecommunication Corp. Ltd. (The)	7,477,815	13,750,157
Check Point Software Technologies Ltd.*(a)	392,658	22,208,737

		35,958,894

Italy — 6.7%
Azimut Holding SpA	1,615,475	36,948,067
Brunello Cucinelli SpA	681,513	22,141,039
Luxottica Group SpA	601,603	31,880,080
Prada SpA	3,784,073	36,755,900
Tod’s SpA	131,818	24,699,250
Yoox SpA*	888,716	30,509,802

		182,934,138

Japan — 14.6%
Astellas Pharma, Inc.	108,200	5,526,857
Daikin Industries Ltd.	188,100	10,039,609
Denso Corp.	241,200	11,317,552
FANUC Corp.	203,411	33,710,709
Fuji Heavy Industries Ltd.	1,141,165	31,799,293
Hino Motors Ltd.	1,728,624	25,618,962
Kansai Paint Co. Ltd.	1,083,400	14,397,533
Keyence Corp.	72,200	27,471,647
Lawson, Inc.	180,100	14,120,646
Miraca Holdings, Inc.	122,400	5,470,316
Mitsui Fudosan Co. Ltd.	639,530	21,596,532
Murata Manufacturing Co. Ltd.	319,671	24,488,130

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
ORIX Corp.	963,600	$15,752,862
Pigeon Corp.	261,684	12,884,720
Rakuten, Inc.	1,069,322	16,231,810
Sanrio Co. Ltd.	156,800	9,664,926
Santen Pharmaceutical Co. Ltd.	132,000	6,410,170
Secom Co. Ltd.	182,400	11,432,459
Shin-Etsu Chemical Co. Ltd.	129,600	7,951,751
SMC Corp.	67,400	16,086,069
Softbank Corp.	107,300	7,451,718
Sugi Holdings Co. Ltd.	154,900	6,650,801
Sumitomo Mitsui Financial Group, Inc.	301,700	14,609,959
Toyota Motor Corp.	276,400	17,727,618
Unicharm Corp.	338,681	19,820,008
Yahoo! Japan Corp.	2,235,700	12,720,624

		400,953,281

Macau — 0.2%
MGM China Holdings Ltd.	1,838,000	6,113,027

Mexico — 1.5%
Alfa SAB de CV (Class A Stock)	7,967,715	21,487,478
Corp. Inmobiliaria Vesta SAB de CV, 144A(a)(g)	6,500,424	12,018,050
Fomento Economico Mexicano SAB de CV, ADR	77,527	7,527,096

		41,032,624

Netherlands — 2.7%
Akzo Nobel NV	175,090	11,503,525
ASML Holding NV	85,490	8,444,280
Core Laboratories NV	151,061	25,561,032
Koninklijke Ahold NV	735,690	12,745,988
Unilever NV, CVA	374,890	14,308,313

		72,563,138

Norway — 0.9%
DnB ASA	677,420	10,287,190
Telenor ASA	409,248	9,352,724
TGS Nopec Geophysical Co. ASA	164,411	4,839,952

		24,479,866

Panama — 0.6%
Copa Holdings SA (Class A Stock)	113,084	15,681,358

Russia — 0.3%
Sberbank of Russia, ADR	549,335	6,608,500

Singapore — 0.2%
United Overseas Bank Ltd.	345,600	5,700,634

South Africa — 1.5%
Aspen Pharmacare Holdings Ltd.*	1,020,699	26,714,860
Bidvest Group Ltd.	286,656	7,187,551
Discovery Ltd.	1,018,988	8,222,367

		42,124,778

South Korea — 0.9%
Samsung Electronics Co. Ltd.	19,159	24,370,128

Spain — 2.1%
Inditex SA	366,233	56,492,399

Sweden — 1.8%
Assa Abloy AB (Class B Stock)	423,415	19,456,784
Elekta AB (Class B Stock)	352,200	5,678,760
Nordea Bank AB	945,390	11,408,105

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Telefonaktiebolaget LM Ericsson (Class B Stock)	853,550	$11,368,214

		47,911,863

Switzerland — 9.3%
Cie Financiere Richemont SA	134,952	13,521,627
Geberit AG*	33,404	9,026,066
Givaudan SA*	12,825	18,744,747
Julius Baer Group Ltd.*	85,200	3,978,271
Novartis AG	182,345	14,025,645
Partners Group Holding AG	69,434	17,042,967
Roche Holding AG	270,253	72,934,093
SGS SA	7,805	18,653,275
Sika AG	4,600	13,421,948
Sonova Holding AG*	52,150	6,489,749
Sulzer AG	101,590	15,728,919
Swatch Group AG (The)	45,782	29,484,616
Syngenta AG	45,705	18,679,953
UBS AG*	194,000	3,976,115

		255,707,991

Thailand — 0.5%
Home Product Center PCL	36,172,512	14,135,313

Turkey — 0.8%
BIM Birlesik Magazalar A/S	791,800	16,303,010
Turkiye Halk Bankasi A/S	644,128	4,717,696

		21,020,706

United Arab Emirates — 0.1%
Dragon Oil PLC	396,085	3,731,932

United Kingdom — 18.3%
Afren PLC*	3,019,500	6,754,661
Amlin PLC	1,851,940	12,126,157
AON PLC	119,700	8,910,468
ARM Holdings PLC	3,311,342	53,001,564
Ashtead Group PLC	2,436,225	24,246,808
ASOS PLC*	429,553	35,756,563
Babcock International Group PLC	411,080	7,954,413
Berkeley Group Holdings PLC	243,955	8,179,422
BG Group PLC	384,225	7,334,766
Bunzl PLC	607,315	13,154,965
Burberry Group PLC	546,968	14,473,508
Compass Group PLC	2,872,003	39,507,421
Diageo PLC	1,193,212	37,929,349
HSBC Holdings PLC	1,110,800	12,030,934
ICAP PLC	669,765	4,053,090
IMI PLC	307,983	7,251,172
InterContinental Hotels Group PLC	310,297	9,058,030
Intertek Group PLC	374,490	20,055,108
John Wood Group PLC	151,787	1,968,809
Johnson Matthey PLC	217,264	9,872,722
Meggitt PLC	1,083,708	9,625,306
Reed Elsevier PLC	1,019,050	13,736,299
Rolls-Royce Holdings PLC*	2,764,018	49,730,103
SABMiller PLC	984,810	50,090,096
St. James’s Place PLC	801,642	7,976,557
Telecity Group PLC	1,460,815	19,624,137
Travis Perkins PLC	146,300	3,908,502

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Tullow Oil PLC	827,809	$13,724,181

		502,035,111

United States — 0.9%
Nielsen Holdings NV(a)	110,800	4,038,660
Stratasys Ltd.*(a)	202,586	20,513,858

		24,552,518

TOTAL COMMON STOCKS (cost $2,283,253,581)		2,635,756,384

PREFERRED STOCKS — 1.7%
Germany
Henkel AG & Co. KGaA (PRFC)(a)	100,900	10,398,547
Volkswagen AG (PRFC)(a)	155,147	36,580,764

		46,979,311

TOTAL PREFERRED STOCKS (cost $42,010,685)		46,979,311

TOTAL LONG-TERM INVESTMENTS
(cost $2,325,264,266)		2,682,735,695

	Shares	Value
SHORT-TERM INVESTMENT — 5.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $159,480,499; includes $100,721,291 of cash collateral for securities on loan)(b)(w)	159,480,499	$159,480,499

TOTAL INVESTMENTS — 103.7%
(cost $2,484,744,765)		2,842,216,194
Liabilities in excess of other assets — (3.7)%		(102,617,482)

NET ASSETS — 100.0%		$2,739,598,712

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depository Receipt

CVA	Certificate Van Aandelen (Bearer)

PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,206,772; cash collateral of $100,721,291 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Argentina	$24,553,620	$—	$—
Australia	—	25,545,989	—
Austria	—	9,026,673	—
Belgium	—	9,890,934	—
Brazil	11,887,390	—	—
British Virgin Islands	33,636,614	—	—
Canada	75,886,791	—	—
China	—	99,753,099	—
Denmark	—	52,026,321	—
Finland	—	10,059,356	—
France	13,915,671	186,419,498	—
Germany	8,707,776	158,802,883	—
Hong Kong	21,783,861	38,221,042	—
India	—	7,968,339	—
Indonesia	—	13,228,502	—
Ireland	8,383,926	41,949,900	—
Israel	35,958,894	—	—
Italy	—	182,934,138	—
Japan	—	400,953,281	—
Macau	—	6,113,027	—
Mexico	41,032,624	—	—
Netherlands	25,561,032	47,002,106	—
Norway	—	24,479,866	—
Panama	15,681,358	—	—
Russia	6,608,500	—	—
Singapore	—	5,700,634	—
South Africa	—	42,124,778	—
South Korea	—	24,370,128	—
Spain	—	56,492,399	—
Sweden	—	47,911,863	—
Switzerland	—	255,707,991	—
Thailand	14,135,313	—	—
Turkey	—	21,020,706	—
United Arab Emirates	3,731,932	—	—
United Kingdom	8,910,468	493,124,643	—
United States	24,552,518	—	—
Preferred Stocks:
Germany	—	46,979,311	—
Affiliated Money Market Mutual Fund	159,480,499	—	—

Total	$534,408,787	$2,307,807,407	$—

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Pharmaceuticals	7.8%
Textiles, Apparel & Luxury Goods	7.5
Affiliated Money Market Mutual Fund (3.7% represents investments purchased with collateral from securities on loan)	5.8
Commercial Banks	5.4
Beverages	4.7
Internet Software & Services	4.4
Chemicals	4.0
Automobiles	3.6
Semiconductors	3.1
Internet & Catalog Retail	3.0
Commercial Services	2.7
Telecommunications	2.5
Machinery	2.5
Aerospace & Defense	2.5
Hotels, Restaurants & Leisure	2.4
Trading Companies & Distributors	2.3
Insurance	2.3
Professional Services	2.3
Specialty Retail	2.2
Diversified Financial Services	2.0
Oil & Gas	1.9
Foods	1.9
Building Materials	1.9
Retail	1.9
Auto Parts & Equipment	1.7
Electronics	1.6
Household Products	1.6

Software	1.5%
Electronic Components & Equipment	1.4
Capital Markets	1.3
Real Estate Management & Development	1.2
Auto Manufacturers	1.2
Energy Equipment & Services	0.9
Road & Rail	0.9
Airlines	0.9
Miscellaneous Manufacturers	0.8
Industrial Conglomerates	0.8
Healthcare Products	0.8
Computers & Peripherals	0.7
Advertising	0.7
Media	0.6
Mining	0.6
Food & Staples Retailing	0.6
Hand/Machine Tools	0.6
Biotechnology	0.4
Real Estate	0.4
Toys/Games/Hobbies	0.4
Metals	0.3
Lodging	0.3
Home Builders	0.3
Wireless Telecommunication Services	0.3
Healthcare Services	0.2
Home Furnishings	0.1

103.7
Liabilities in excess of other assets	(3.7)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 97.0%
Argentina — 0.3%
MercadoLibre, Inc.	62,400	$8,418,384

Australia — 3.8%
Arrium Ltd.	3,650,800	4,167,245
Ausdrill Ltd.	731,040	1,069,122
Bendigo and Adelaide Bank Ltd.	788,300	7,375,664
Bradken Ltd.(a)	556,400	2,937,516
Challenger Ltd.	1,361,000	6,989,736
Downer EDI Ltd.	1,440,700	6,047,350
Emeco Holdings Ltd.	4,867,000	1,070,383
Kingsgate Consolidated Ltd.(a)	706,348	1,130,674
Leighton Holdings Ltd.	313,100	5,628,584
Lend Lease Group	1,255,600	11,907,553
Metcash Ltd.	1,538,000	4,595,042
Mount Gibson Iron Ltd.	2,634,500	1,813,994
Myer Holdings Ltd.	1,907,200	4,647,561
National Australia Bank Ltd.	367,900	11,787,910
Pacific Brands Ltd.	3,053,600	2,154,327
Rio Tinto Ltd.	199,800	11,565,149
Seven Group Holdings Ltd.	354,500	2,705,756
St. Barbara Ltd.*	2,037,800	1,071,263
Toll Holdings Ltd.	1,200,500	6,539,002

		95,203,831

Austria — 0.8%
OMV AG	254,600	12,571,949
Voestalpine AG	138,300	6,611,595

		19,183,544

Belgium — 0.7%
AGFA-Gevaert NV*(g)	624,500	1,436,254
Anheuser-Busch InBev NV	55,526	5,508,054
Delhaize Group SA	160,900	10,140,508

		17,084,816

Brazil — 0.7%
Embraer SA, ADR	321,430	10,436,832
Natura Cosmeticos SA	355,900	7,989,002

		18,425,834

Canada — 2.0%
Canadian National Railway Co.	110,336	11,179,815
Lululemon Athletica, Inc.*(a)	249,814	18,258,905
Potash Corp. of Saskatchewan, Inc.(a)	375,190	11,735,943
Teck Resources Ltd. (Class B Stock)	287,600	7,728,526

		48,903,189

China — 3.8%
Baidu, Inc., ADR*	155,139	24,074,470
China Mobile Ltd.	1,588,997	17,879,635
CNOOC Ltd. (Class H Stock)	4,394,069	8,901,852
Industrial & Commercial Bank of China Ltd. (Class H Stock)	31,376,481	21,930,918
Poly Property Group Co. Ltd.	5,582,000	3,364,640
Shougang Fushan Resources Group Ltd.	11,184,000	3,771,682
SINA Corp.*	86,500	7,021,205
Sinopharm Group Co. Ltd. (Class H Stock)	2,976,743	7,471,484

		94,415,886

Denmark — 1.4%
A.P. Moller-Maersk A/S (Class B Stock)	800	7,338,542

	Shares	Value
COMMON STOCKS (Continued)
Denmark (cont’d.)
Novo Nordisk A/S (Class B Stock)	154,313	$26,135,129

		33,473,671

Finland — 0.4%
Kone OYJ (Class B Stock)	66,900	5,975,671
Tieto Oyj(g)	171,222	3,655,467

		9,631,138

France — 9.6%
Air Liquide SA	161,036	22,438,365
Alstom SA	146,400	5,210,422
Arkema SA	38,800	4,323,710
AXA SA	408,500	9,480,809
BNP Paribas SA	158,900	10,748,711
Cie Generale des Etablissements Michelin (Class B Stock)	219,792	24,375,332
Ciments Francais SA(g)	33,100	2,281,956
CNP Assurances SA	352,600	6,354,328
Credit Agricole SA*	579,800	6,393,266
Electricite de France SA	292,500	9,252,334
LVMH Moet Hennessy Louis Vuitton SA	153,057	30,162,239
Publicis Groupe SA	247,200	19,664,322
Renault SA	95,000	7,576,213
Sanofi	113,400	11,484,803
SCOR SE	193,000	6,396,183
Societe Generale SA	122,500	6,102,857
Thales SA	241,700	13,286,993
Total SA	296,400	17,180,193
Valeo SA	113,400	9,679,226
Vivendi SA	630,500	14,503,561

		236,895,823

Germany — 8.5%
Adidas AG	197,773	21,452,780
Allianz SE	78,000	12,271,621
Aurubis AG	42,600	2,583,199
BASF SE	64,200	6,156,806
Bayer AG	50,800	5,990,889
Continental AG	42,000	7,120,078
Daimler AG	205,000	15,983,855
Deutsche Bank AG	537,232	24,659,630
Deutsche Post AG	185,900	6,165,942
E.ON SE	325,700	5,795,956
Freenet AG*	319,300	7,714,191
Fresenius Medical Care AG & Co. KGaA	312,944	20,346,067
Gildemeister AG	205,900	5,610,675
Hannover Rueckversicherung AG	104,000	7,642,575
Lanxess AG	53,400	3,466,792
Metro AG	101,900	4,046,605
Muenchener Rueckversicherungs AG	38,700	7,565,147
OSRAM Licht AG*	6,970	327,199
Rheinmetall AG	139,700	8,009,222
RWE AG	173,200	5,893,050
SAP AG	193,007	14,273,847
Stada Arzneimittel AG	84,100	4,264,636
Volkswagen AG	60,300	13,679,411

		211,020,173

Hong Kong — 2.6%
AIA Group Ltd.	4,484,158	21,100,521
Cheung Kong Holdings Ltd.	386,000	5,876,199
Dah Sing Financial Holdings Ltd.	482,400	2,783,621

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
First Pacific Co. Ltd.	4,043,000	$4,468,736
Hong Kong Exchanges & Clearing Ltd.	1,132,382	18,168,086
Huabao International Holdings Ltd.	5,760,000	2,421,349
Kingboard Chemical Holdings Ltd.	1,516,800	3,905,468
Yue Yuen Industrial Holdings Ltd.	2,331,500	6,508,830

		65,232,810

Ireland — 0.4%
Permanent TSB Group Holdings PLC*	206,800	10,631
Smurfit Kappa Group PLC	415,300	9,389,872

		9,400,503

Israel — 0.6%
Bank Hapoalim BM	811,200	4,104,825
Elbit Systems Ltd., (NASDAQ GS)	400	21,388
Elbit Systems Ltd., (TASE)(g)	110,800	5,980,266
Teva Pharmaceutical Industries Ltd.	120,100	4,538,465

		14,644,944

Italy — 1.8%
Banco Popolare Scarl*	87,100	129,728
Danieli & C Officine Meccaniche SpA(a)(g)	128,200	3,696,852
Enel SpA	1,823,700	7,002,554
Eni SpA	407,000	9,356,191
Finmeccanica SpA*(a)	840,600	5,032,404
Intesa Sanpaolo SpA	2,856,572	5,908,909
Saipem SpA	400,602	8,701,718
Telecom Italia SpA	4,892,900	4,025,823

		43,854,179

Japan — 19.1%
Aoyama Trading Co. Ltd.	144,900	3,958,642
Aozora Bank Ltd.	2,320,000	6,889,842
Asahi Kasei Corp.	644,000	4,863,811
Autobacs Seven Co. Ltd.	300,000	4,599,344
Bank of Yokohama Ltd. (The)	915,000	5,247,618
Bridgestone Corp.	436,407	15,993,653
Calsonic Kansei Corp.	840,000	4,510,921
Central Japan Railway Co.	55,000	7,059,512
Coca-Cola West Co. Ltd.	370,600	7,406,527
Daihatsu Motor Co. Ltd.	374,000	7,268,165
FANUC Corp.	83,207	13,789,652
Fukuoka Financial Group, Inc.	814,000	3,685,786
Fuyo General Lease Co. Ltd.	116,500	4,387,696
Heiwa Corp.	176,300	3,068,423
Hitachi Capital Corp.	179,000	4,325,630
Hogy Medical Co. Ltd.	33,100	1,835,997
Idemitsu Kosan Co. Ltd.	72,900	6,318,462
Japan Exchange Group, Inc.	168,450	3,745,607
JX Holdings, Inc.	425,200	2,209,761
KDDI Corp.	444,727	22,854,504
Keihin Corp.	112,300	1,814,719
Keiyo Bank Ltd. (The)(g)	756,000	3,985,756
Komatsu Ltd.	858,097	21,425,807
Kubota Corp.	782,098	11,367,064
KYORIN Holdings, Inc.	156,900	3,354,963
Kyowa Exeo Corp.	426,900	5,032,106
Marubeni Corp.	1,142,000	9,031,398
Mitsubishi Corp.	418,200	8,491,056
Mitsubishi UFJ Financial Group, Inc.	6,694,817	42,942,951
Mitsui & Co. Ltd.	880,400	12,837,933
Mizuho Financial Group, Inc.	4,462,300	9,700,831

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Morinaga Milk Industry Co. Ltd.	901,000	$2,846,169
Namco Bandai Holdings, Inc.	275,400	5,149,762
Nichii Gakkan Co.	285,400	2,854,223
Nippon Telegraph & Telephone Corp.	242,000	12,596,263
Nishi-Nippon City Bank Ltd. (The)(g)	1,487,000	4,058,610
Nissan Motor Co. Ltd.	728,300	7,350,535
NOF Corp.	689,000	4,439,057
NTT DoCoMo, Inc.	660,000	10,694,738
Otsuka Holdings Co. Ltd.	222,800	6,460,230
Rengo Co. Ltd.	644,000	3,556,715
Resona Holdings, Inc.	1,718,300	8,821,768
Sankyu, Inc.	812,000	2,686,011
Seino Holdings Co. Ltd.	615,000	6,295,170
Shimachu Co. Ltd.	218,000	5,416,426
Shizuoka Gas Co. Ltd.(g)	383,800	2,611,833
Softbank Corp.	240,693	16,715,529
Sumitomo Corp.	633,700	8,564,887
Sumitomo Mitsui Financial Group, Inc.	235,200	11,389,667
Sumitomo Mitsui Trust Holdings, Inc.	4,215,616	20,951,892
Toagosei Co. Ltd.(g)	1,249,000	5,571,297
Toho Holdings Co. Ltd.	176,300	3,220,073
Toppan Forms Co. Ltd.(g)	291,200	2,846,685
Toyota Motor Corp.	481,869	30,905,897
Tsumura & Co.	119,600	3,510,774
Tsuruha Holdings, Inc.	37,700	3,326,247
UNY Group Holdings Co. Ltd.	659,500	4,261,575
West Japan Railway Co.	121,700	5,217,846
Yokohama Rubber Co. Ltd. (The)	649,000	6,427,854

		472,751,870

Mexico — 0.4%
Wal-Mart de Mexico SAB de CV (Class V Stock)	4,102,479	10,737,685

Netherlands — 4.4%
Aegon NV	723,500	5,353,356
ASML Holding NV	231,166	22,833,436
ING Groep NV, CVA*	1,610,651	18,276,023
Koninklijke Ahold NV	777,400	13,468,623
Koninklijke KPN NV*	431,300	1,373,305
Nutreco NV	101,800	5,315,614
Royal Dutch Shell PLC (Class B Stock)	882,800	30,459,254
Yandex NV (Class A Stock)*	337,644	12,296,995

		109,376,606

New Zealand — 0.1%
Air New Zealand Ltd.(g)	1,857,800	2,336,962

Norway — 1.3%
DNB ASA	440,200	6,684,805
Olsen Fred Energy ASA	116,565	5,174,852
Statoil ASA	371,500	8,437,956
Vard Holdings Ltd.*	4,553,000	3,160,353
Yara International ASA	208,000	8,588,638

		32,046,604

Portugal — 0.2%
EDP - Energias de Portugal SA	1,687,400	6,164,564

Singapore — 0.5%
DBS Group Holdings Ltd.	525,000	6,872,582
Golden Agri-Resources Ltd.	10,355,900	4,294,700

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Hong Leong Asia Ltd.(g)	1,721,000	$1,969,444

		13,136,726

South Korea — 0.7%
Samsung Electronics Co. Ltd.	14,286	18,171,703

Spain — 1.9%
Amadeus IT Holding SA (Class A Stock)	201,914	7,159,302
Banco Bilbao Vizcaya Argentaria SA	1,039,857	11,628,109
Banco Santander SA	979,770	7,988,198
Gas Natural SDG SA	482,650	10,090,835
Repsol SA	364,500	9,037,282

		45,903,726

Sweden — 2.1%
Boliden AB	307,300	4,600,919
Hennes & Mauritz AB (Class B Stock)	442,725	19,234,843
NCC AB (Class B Stock)	254,000	7,559,487
Nordea Bank AB	700,400	8,451,789
Oriflame Cosmetics SA, SDR(a)	96,500	3,061,246
Swedbank AB (Class A Stock)	363,900	8,476,291

		51,384,575

Switzerland — 7.9%
Baloise Holding AG	89,900	9,944,166
Bucher Industries AG(g)	22,800	5,839,662
Credit Suisse Group AG*	367,346	11,234,148
Georg Fischer AG*	10,800	6,575,039
Helvetia Holding AG	11,600	5,147,217
Julius Baer Group Ltd.*	278,062	12,983,637
Logitech International SA(a)	406,200	3,575,333
Lonza Group AG*	53,000	4,340,781
Nestle SA	220,066	15,346,109
Novartis AG	450,877	34,680,636
OC Oerlikon Corp. AG*	323,000	4,327,695
Pargesa Holding SA	45,600	3,420,446
Roche Holding AG	94,525	25,509,782
Swiss Life Holding AG*	42,500	8,047,544
Swiss Re AG*	181,800	15,062,217
Syngenta AG	39,091	15,976,765
Zurich Insurance Group AG*	48,400	12,476,980

		194,488,157

United Kingdom — 18.9%
Alent PLC(g)	476,600	2,736,300
AMEC PLC	346,200	6,014,681
ARM Holdings PLC	423,192	6,773,640
AstraZeneca PLC	447,100	23,242,644
Aviva PLC	935,300	6,003,362
BAE Systems PLC	1,995,000	14,662,969
Barclays PLC	2,193,700	9,375,214
Beazley PLC(g)	1,403,454	4,764,128
Berendsen PLC	186,000	2,731,353
BP PLC	3,226,200	22,618,503
British American Tobacco PLC	351,366	18,492,242
BT Group PLC	2,459,100	13,615,464
Burberry Group PLC	477,186	12,626,983
Cable & Wireless Communications PLC	5,613,700	3,598,430
Carillion PLC	876,800	4,435,614
Carnival PLC	389,011	13,179,594
Centrica PLC	1,668,200	9,984,086
Dairy Crest Group PLC	336,900	2,483,256

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Darty PLC(g)	1,314,300	$1,469,220
Debenhams PLC	3,256,300	5,385,995
GlaxoSmithKline PLC	198,300	4,985,834
Go-Ahead Group PLC(g)	148,200	4,024,673
HSBC Holdings PLC	1,923,019	20,827,975
Intermediate Capital Group PLC	1,231,800	8,896,486
J Sainsbury PLC	1,907,300	12,088,027
Kazakhmys PLC(a)	205,700	884,096
Kingfisher PLC	3,560,645	22,242,831
Legal & General Group PLC	1,571,800	4,987,593
Liberty Global PLC (Class A Stock)*	170,400	13,521,240
Marston’s PLC	1,332,800	3,257,495
Micro Focus International PLC	256,900	3,152,497
Mondi PLC	535,400	9,034,139
Old Mutual PLC	1,561,200	4,739,009
Pace PLC(g)	1,536,215	6,314,473
Pearson PLC	543,711	11,065,294
Premier Foods PLC*	85,414	215,713
Reckitt Benckiser Group PLC	301,889	22,072,746
Rolls-Royce Holdings PLC*	927,190	16,681,966
RSA Insurance Group PLC	2,876,800	5,627,681
SABMiller PLC	283,476	14,418,355
Standard Chartered PLC	876,609	21,001,667
Tesco PLC	1,880,600	10,932,972
Tullett Prebon PLC	429,200	2,404,455
Tullow Oil PLC	548,761	9,097,866
Vesuvius PLC	476,600	3,451,204
Vodafone Group PLC	5,887,400	20,663,859
WM Morrison Supermarkets PLC	2,617,400	11,867,305
WPP PLC	677,792	13,928,740

		466,579,869

United States — 2.1%
Accenture PLC (Class A Stock)	161,843	11,918,119
Boart Longyear Ltd.(a)	2,407,100	976,825
Schlumberger Ltd.	222,610	19,669,820
Yum! Brands, Inc.	260,594	18,603,806

		51,168,570

TOTAL COMMON STOCKS (cost $2,144,770,427)		2,400,036,342

PREFERRED STOCK — 0.4%
Brazil
Itau Unibanco Holding SA, ADR (PRFC)
(cost $13,053,714)	794,417	11,217,168

	Units
RIGHTS*(l)
Spain
Banco Bilbao Vizcaya Argentaria SA, expiring 10/15/13 (cost $139,353)	1,039,857	142,084

TOTAL LONG-TERM INVESTMENTS
(cost $2,157,963,494)		2,411,395,594

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 3.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $88,811,678; includes $49,386,504 of cash collateral for securities on loan)(b)(w)	88,811,678	$88,811,678

TOTAL INVESTMENTS — 101.0%
(cost $2,246,775,172)		2,500,207,272
Liabilities in excess of other assets(x) — (1.0)%		(24,937,234)

NET ASSETS — 100.0%		$2,475,270,038

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.
PRFC	Preference Shares

SDR	Special Drawing Rights
TASE	Tel Aviv Stock Exchange
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,404,563; cash collateral of $49,386,504 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 10/29/13	State Street Bank	EUR	32,149	$41,470,989	$43,495,590	$2,024,601
Expiring 10/29/13	State Street Bank	EUR	16,518	21,805,611	22,348,503	542,892
Japanese Yen,
Expiring 01/06/14	State Street Bank	JPY	2,215,283	22,143,842	22,553,763	409,921

				$85,420,442	$88,397,856	$2,977,414

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
British Pound,
Expiring 02/18/14	State Street Bank	GBP	24,325	$37,681,531	$39,339,557	$(1,658,026)
Euro,
Expiring 10/29/13	State Street Bank	EUR	63,750	83,000,984	86,250,714	(3,249,730)
Expiring 10/29/13	State Street Bank	EUR	33,008	43,924,897	44,657,365	(732,468)
Japanese Yen,
Expiring 01/06/14	State Street Bank	JPY	10,539,562	106,285,230	107,303,115	(1,017,885)

				$270,892,642	$277,550,751	$(6,658,109)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$ 8,418,384	$ —	$ —
Australia	—	95,203,831	—
Austria	—	19,183,544	—
Belgium	1,436,254	15,648,562	—
Brazil	18,425,834	—	—
Canada	48,903,189	—	—
China	31,095,675	63,320,211	—
Denmark	—	33,473,671	—
Finland	—	9,631,138	—
France	15,568,949	221,326,874	—
Germany	327,199	210,692,974	—
Hong Kong	—	65,232,810	—
Ireland	10,631	9,389,872	—
Israel	21,388	14,623,556	—
Italy	—	43,854,179	—
Japan	—	472,751,870	—
Mexico	10,737,685	—	—
Netherlands	12,296,995	97,079,611	—
New Zealand	—	2,336,962	—
Norway	—	32,046,604	—
Portugal	—	6,164,564	—
Singapore	—	13,136,726	—
South Korea	—	18,171,703	—
Spain	—	45,903,726	—
Sweden	—	51,384,575	—
Switzerland	3,575,333	190,912,824	—
United Kingdom	20,051,426	446,528,443	—
United States	51,168,570	—	—
Preferred Stock
Brazil	11,217,168	—	—
Rights — Spain	142,084	—	—
Affiliated Money Market Mutual Fund	88,811,678	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(3,680,695)	—

Total	$322,208,442	$2,174,318,135	$ —

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/12 was $1,856,150,007 which was a result of valuing investments using third-party vendor modeling tools. An amount of $13,854,121 was transferred from Level 2 into Level 1 at 09/30/2013 as a result of using quoted prices in active market for such foreign securities. An amount of $7,425,183 was transferred from Level 1 into Level 2 at 09/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Banks	13.4%
Oil & Gas	8.0
Insurance	6.9
Pharmaceuticals	6.7
Telecommunications	5.8
Retail	4.9
Chemicals	4.0
Food	3.8
Affiliated Money Market Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	3.6
Auto Manufacturers	3.3
Auto Parts & Equipment	3.1
Apparel	2.9
Aerospace/Defense	2.7
Diversified Financial Services	2.5
Transportation	2.3
Internet	2.1
Semiconductors	1.9
Distribution/Wholesale	1.6
Computer Services & Software	1.5
Diversified Machinery	1.4
Electric	1.4
Advertising	1.4
Beverages	1.2
Mining	1.2
Engineering & Construction	1.2
Media	1.0
Machinery & Equipment	1.0

Agriculture	0.9%
Household Products/Wares	0.9
Machinery – Construction & Mining	0.9
Healthcare Services	0.8
Forest & Paper Products	0.7
Real Estate	0.7
Hotels, Restaurants & Leisure	0.5
Financial – Bank & Trust	0.5
Metals & Mining	0.5
Cosmetics/Personal Care	0.5
Miscellaneous Manufacturing	0.4
Commercial Services	0.3
Holding Companies – Diversified	0.3
Software	0.3
Home Furnishings	0.3
Hand/Machine Tools	0.2
Toys	0.2
Building Materials	0.2
Coal	0.2
Telecommunication Services	0.1
Containers & Packaging	0.1
Investment Companies	0.1
Real Estate Management & Development	0.1
Shipbuilding	0.1
Entertainment	0.1
Metal Fabricate/Hardware	0.1
Airlines	0.1
Healthcare Products	0.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.0%
ASSET-BACKED SECURITIES — 4.1%
Collateralized Debt Obligations — 0.2%
Apidos CDO (Cayman Islands), Series 2011-8A, Class A1, 144A	Aaa	1.768%(c	)	10/17/21	2,500	$2,500,150
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.526%(c	)	04/25/19	515	506,158
Landmark CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.506%(c	)	10/19/20	245	243,246

						3,249,554

Collateralized Loan Obligations — 0.5%
AIMCO CLO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.516%(c	)	10/20/19	1,391	1,362,321
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.724%(c	)	03/15/20	500	486,512
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(d)	1.659%(c	)	09/06/22	446	446,544
LightPoint CLO Ltd. (Cayman Islands), Series 2005-3A, Class A1A, 144A	Aaa	0.514%(c	)	09/15/17	399	392,597
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.733%(c	)	05/18/23	1,850	1,857,628
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.512%(c	)	02/22/20	479	470,793
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.662%(c	)	11/22/23	1,100	1,101,001
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(d)	2.462%(c	)	11/22/23	1,000	984,927
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	2.966%(c	)	10/20/23	1,000	1,004,123
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.522%(c	)	05/27/20	498	491,526
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.514%(c	)	04/27/21	792	779,093
Trimaran CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.515%(c	)	11/01/18	889	881,419

						10,258,484

Non-Residential Mortgage-Backed Securities — 2.2%
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.524%(c	)	01/26/20	854	841,385
BA Credit Card Trust, Series 2007-B2, Class B2	Aa2	0.382%(c	)	06/15/16	5,555	5,550,050
Bank One Issuance Trust, Series 2004-C2, Class C2	Baa2	0.982%(c	)	02/15/17	3,000	3,002,133
Chase Credit Card Master Trust, Series 2003-4, Class C	Ba1	1.432%(c	)	01/15/16	3,000	3,000,750
Chase Issuance Trust, Series C1, Class C1	Baa2	0.642%(c	)	04/15/19	23,000	22,658,795
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.650%(c	)	03/24/17	5,500	5,453,261
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.493%(c	)	08/21/20	312	310,098
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.520%(c	)	06/01/17	204	202,831
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1	Aa2	4.450%		08/15/16	2,000	2,033,960

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.082%(c	)	11/15/16	1,500	$1,503,518
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	2.913%(c	)	08/17/22	250	250,759

						44,807,540

Residential Mortgage-Backed Securities — 1.2%
ACE Securities Corp., Home Equity Loan Trust, Series 2004-IN1, Class A1	Aa2	0.499%(c	)	05/25/34	1,649	1,517,045
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Baa1	1.139%(c	)	09/25/34	2,000	1,911,362
Argent Securities, Inc., Series 2003-W4, Class M1	A3	1.379%(c	)	10/25/33	3,808	3,673,184
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	Aaa	0.539%(c	)	09/25/34	1,942	1,847,421
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	Aa2	0.899%(c	)	10/25/34	134	133,475
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	Aa3	0.569%(c	)	11/25/34	543	536,237
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	A3	1.079%(c	)	12/25/34	2,424	2,216,851
HSBC Home Equity Loan Trust, Series 2005-3, Class M1	Aa1	0.600%(c	)	01/20/35	1,130	1,103,421
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	Aa1	0.879%(c	)	09/25/34	759	691,648
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	Baa3	0.899%(c	)	12/25/34	2,360	2,133,746
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	Aa1	1.259%(c	)	03/25/33	196	187,535
Morgan Stanley ABS Capital I, Series 2004-HE4, Class M1	B3	1.079%(c	)	05/25/34	6,397	5,889,488
Morgan Stanley ABS Capital I, Series 2004-NC5, Class M1	Caa1	1.079%(c	)	05/25/34	1,831	1,626,494
Option One Mortgage Loan Trust, Series 2003-3, Class A1	Baa1	0.759%(c	)	06/25/33	1,214	1,119,899

						24,587,806

TOTAL ASSET-BACKED SECURITIES (cost $74,718,723)						82,903,384

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 3, Class A2	Aaa	4.501%		07/10/43	72	72,453
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A3	AAA(d)	5.395%		12/11/40	502	501,874
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	5,462	5,667,754
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class ASB	Aaa	5.778%(c	)	03/15/49	683	689,191
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	AA+(d)	5.223%		08/15/48	16,581	17,986,806
Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class A2	Aaa	5.448%(c	)	01/15/49	605	604,277
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A2	Aaa	5.811%(c	)	12/10/49	96	95,731
Commercial Mortgage Pass-Through Certificates, Series CR6, Class A2	Aaa	2.122%		03/10/46	11,870	11,905,432
Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224%(c	)	04/10/37	25,423	27,018,344

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c	)	02/15/38	21,613	$22,374,327
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A3	Aaa	4.241%		08/25/19	1,400	1,531,597
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	Aaa	3.320%(c	)	02/25/23	17,800	17,856,106
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	Aaa	2.615%		01/25/23	17,870	16,859,273
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	3,373	3,374,498
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	12,757	13,071,648
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	5,265	5,802,809
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(c	)	08/10/45	127	127,913
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	Aaa	4.654%		01/12/37	4,275	4,286,952
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.242%(c	)	01/12/43	5,812	5,914,789
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.798%(c	)	06/15/49	1,940	1,985,725
JPMorgan Chase Commercial Mortgage Securities Corp., Series C13, Class A2	Aaa	2.665%		01/15/46	48,500	49,558,658
JPMorgan Chase Commercial Mortgage Securities Trust, Series CB13, Class ASB	Aaa	5.285%(c	)	01/12/43	67	68,551
JPMorgan Chase Commercial Mortgage Securities Trust, Series LDP5, Class AM	Aaa	5.242%(c	)	12/15/44	1,200	1,297,922
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	AA(d)	5.679%(c	)	05/12/39	5,300	5,738,416
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c	)	08/12/43	6,933	7,608,505
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class ASB	Aaa	5.745%(c	)	06/12/50	224	230,770
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	Aaa	2.533%		12/10/45	912	884,631
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.500%		10/15/48	226	227,755
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%		10/15/48	1,150	1,262,548
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	Aaa	5.294%		12/15/43	6,760	6,859,616
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	Aaa	5.749%(c	)	07/15/45	25,913	28,641,240
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3	Aaa	6.123%(c	)	02/15/51	237	241,499

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $257,287,855)						260,347,610

CORPORATE BONDS — 56.6%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.500%		03/15/18	2,000	2,245,000
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125%		09/15/16	3,540	3,647,758

						5,892,758

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines — 0.1%
Continental Airlines, Inc., Series A, Pass-Through Certificates	Baa2	4.750%	01/12/21	(a)	232	$245,282
Continental Airlines, Inc., Series A, Pass-Through Certificates	Baa2	5.983%	04/19/22		1,623	1,736,509
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates	Baa1	6.200%	07/02/18	(a)	607	664,304

						2,646,095

Automotive — 1.7%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.625%	09/15/16		3,000	3,092,295
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18	(a)	7,035	6,979,642
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.375%	08/06/23	(a)	5,000	5,002,825
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%	01/15/20		9,150	11,379,068
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	3.500%	10/02/18	(a)	6,205	6,189,488
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	Baa1	5.750%	12/15/14		500	527,170

						33,170,488

Banking — 12.4%
American Express Co., Sr. Unsec’d. Notes(h)	A3	2.650%	12/02/22		4,535	4,165,234
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.100%	07/24/23	(a)	5,000	4,968,925
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa2	5.625%	07/01/20	(a)	17,500	19,607,332
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23		10,000	9,367,600
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	Baa2	5.650%	05/01/18		1,000	1,128,524
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.125%	01/08/20		5,500	6,140,277
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21		5,000	5,290,505
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.375%	03/01/23	(a)	12,000	11,418,816
Citigroup, Inc., Sr. Unsec’d. Notes(h)	Baa2	8.500%	05/22/19		15,465	19,752,548
Citigroup, Inc., Sub. Notes	Baa3	3.500%	05/15/23		1,250	1,127,996
Citigroup, Inc., Sub. Notes	Baa3	5.500%	09/13/25	(a)	3,560	3,661,293
Credit Suisse (Switzerland), Sub. Notes	Baa2	6.000%	02/15/18		6,000	6,754,962
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20		1,665	1,961,472
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	01/22/23	(a)	15,000	14,343,870
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	A3	5.750%	01/24/22		14,500	16,075,324
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	3.500%	06/28/15		2,220	2,322,544
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	(a)	10,535	11,365,758
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.200%	01/25/23	(a)	17,000	15,903,806
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.250%	10/15/20		13,000	13,630,162
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21		5,000	5,179,355
JPMorgan Chase & Co., Sub. Notes	A3	3.375%	05/01/23	(a)	1,365	1,237,869
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	A2	6.375%	01/21/21		1,000	1,165,016
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	A2	5.800%	01/13/20	(a)	1,000	1,140,214
Morgan Stanley, Sr. Unsec’d. Notes(h)	Baa1	3.750%	02/25/23	(a)	16,000	15,424,544
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	(a)	1,100	1,221,120
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(h)	Baa1	5.500%	07/28/21	(a)	10,000	10,936,830
Morgan Stanley, Sub. Notes, MTN	Baa2	4.100%	05/22/23	(a)	4,510	4,206,558
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22		2,500	2,381,918
PNC Bank NA, Sub. Notes	A3	3.800%	07/25/23		1,295	1,267,174

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
PNC Funding Corp., Bank Gtd. Notes	A3	3.300%	03/08/22		4,000	$3,908,432
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/18		10,215	10,227,891
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	(a)	3,000	3,383,037
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15		805	828,336
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16		165	174,831
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(h)	A2	3.500%	03/08/22	(a)	17,970	17,986,317
Wells Fargo & Co., Sub. Notes	A3	4.125%	08/15/23	(a)	2,180	2,134,519

						251,790,909

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	5.125%	01/20/23		2,280	2,297,905

Building Materials & Construction — 0.1%
CRH America, Inc., Gtd. Notes	Baa2	8.125%	07/15/18		1,000	1,217,270

Cable — 0.7%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%	03/15/22	(a)	7,185	6,706,113
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.000%	09/01/21	(a)	3,440	3,209,413
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19		2,525	2,970,678
Videotron Ltd. (Canada), Gtd. Notes	Ba2	9.125%	04/15/18		624	655,980

						13,542,184

Capital Goods — 1.1%
ADT Corp. (The), Sr. Unsec’d. Notes	Ba2	2.250%	07/15/17		2,310	2,206,112
ERAC USA Finance LLC, Gtd. Notes, 144A	Baa1	2.800%	11/01/18		260	261,847
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)	Baa3	2.875%	07/17/18	(g)	675	674,545
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $1,038,991; purchased 05/08/12)(f)	Baa3	3.125%	05/11/15	(g)	1,040	1,070,478
United Rentals North America, Inc., Gtd. Notes	B2	9.250%	12/15/19		2,277	2,550,240
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%	06/01/22	(a)	4,780	4,702,253
Waste Management, Inc., Gtd. Notes	Baa3	7.375%	03/11/19		2,000	2,414,890
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		8,260	8,682,689

						22,563,054

Chemicals — 2.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22		785	728,405
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.500%	06/01/23	(a)	10,000	9,442,880
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20		4,000	4,689,456
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	(a)	10,000	9,207,940
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	(a)	9,415	9,833,647
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21		7,470	7,870,534
Lubrizol Corp., Gtd. Notes	Aa2	8.875%	02/01/19		1,750	2,320,696
LYB International Finance BV, Gtd. Notes	Baa1	4.000%	07/15/23	(a)	11,230	11,133,242

						55,226,800

Electric — 1.6%
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17		3,000	3,112,500
Commonwealth Edison Co., First Mortgage Bonds	A3	3.400%	09/01/21		5,000	5,080,785
Consumers Energy Co., First Mortgage Bonds	A2	6.125%	03/15/19		1,000	1,195,449
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700%	01/15/17	(a)	900	963,785
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19		2,000	2,399,468

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	(a)	7,000	$7,371,630
PPL Electric Utilities Corp., First Mortgage Bonds	A3	3.000%	09/15/21		5,000	4,958,955
PSEG Power LLC, Gtd. Notes	Baa1	2.750%	09/15/16		1,560	1,621,851
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	2.450%	09/01/18	(a)	1,575	1,590,311
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	4.750%	01/15/15		1,200	1,253,368
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	2.950%	01/15/22	(a)	2,505	2,465,554

						32,013,656

Energy - Integrated — 1.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20		7,410	8,005,927
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13		425	426,899
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.000%	08/15/22		2,065	1,958,442
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.800%	09/15/23		5,000	4,943,605
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19	(a)	3,000	3,424,470
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20		655	647,461
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23		1,305	1,281,764
Continental Resources, Inc., Gtd. Notes	Ba2	4.500%	04/15/23	(a)	2,500	2,453,125
Halliburton Co., Sr. Unsec’d. Notes	A2	3.500%	08/01/23	(a)	7,010	6,948,046
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa1	6.050%	05/15/18		650	757,727
Total Capital International SA (France), Gtd. Notes	Aa1	2.700%	01/25/23		1,800	1,675,838

						32,523,304

Energy - Other — 2.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17		6,000	6,974,862
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22		1,400	1,405,298
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21		935	1,003,999
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20		3,600	3,860,280
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/15/22	(a)	5,000	4,786,160
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24		2,000	2,341,468
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21		7,450	7,488,122
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18		2,500	2,811,275
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	(a)	6,935	7,219,848
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17		2,100	2,105,636
Weatherford International LLC, Gtd. Notes	Baa2	6.350%	06/15/17		500	561,022
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	(a)	6,100	6,359,518
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	7.000%	03/15/38		500	530,264
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19		1,300	1,636,706

						49,084,458

Foods — 2.6%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	A3	2.625%	01/17/23	(a)	18,000	16,763,436
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(h)	A3	5.375%	01/15/20		4,720	5,425,220
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19		2,750	3,460,306
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17		1,000	1,133,293
General Mills, Inc., Sr. Unsec’d. Notes	A3	5.700%	02/15/17		750	851,182

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	3.500%	06/06/22	(a)	8,000	$7,901,072
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20		9,436	10,742,282
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	02/10/20	(a)	5,814	6,565,000

						52,841,791

Healthcare & Pharmaceutical — 2.7%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	11/06/18		4,760	4,673,792
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22		3,340	3,131,287
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.625%	05/15/22		8,935	8,809,606
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.875%	11/15/21	(a)	6,470	6,556,730
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21		4,980	5,334,576
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15		3,285	3,465,675
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14		1,910	2,062,800
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22		870	847,654
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	4.400%	03/01/15		1,000	1,043,561
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	Aa3	4.125%	07/01/52		125	104,341
Pfizer, Inc., Sr. Unsec’d. Notes(h)	A1	6.200%	03/15/19		7,683	9,253,321
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	A3	2.950%	12/18/22		3,415	3,164,097
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	(a)	1,890	1,859,739
VPII Escrow Corp., Sr. Unsec’d. Notes, 144A	B1	6.750%	08/15/18	(a)	3,600	3,852,000

						54,159,179

Healthcare Insurance — 1.5%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	(a)	5,000	4,614,160
Aetna, Inc., Sr. Unsec’d. Notes(h)	Baa2	4.125%	06/01/21		7,000	7,331,205
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.300%	08/15/14		1,000	1,047,175
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	A3	4.700%	02/15/21		6,500	7,105,137
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	05/15/22		1,815	1,723,430
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23		9,650	9,096,186

						30,917,293

Insurance — 4.5%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	(a)	5,000	5,363,805
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20		875	1,031,111
American International Group, Inc., Sr. Unsec’d. Notes(h)	Baa1	8.250%	08/15/18		10,000	12,468,300
AON Corp., Gtd. Notes	Baa2	3.500%	09/30/15		1,100	1,153,099
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14		3,750	3,956,198
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/11/23	(a)	10,000	9,636,910
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.950%	05/01/22		5,835	6,033,699
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.200%	03/15/22	(a)	10,000	10,237,750
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/15		1,335	1,407,325
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.850%	06/24/21	(a)	6,630	7,153,027
Markel Corp., Sr. Unsec’d. Notes	Baa2	3.625%	03/30/23		355	337,357
Markel Corp., Sr. Unsec’d. Notes	Baa2	4.900%	07/01/22		2,510	2,634,092
MetLife, Inc., Sr. Unsec’d. Notes	A3	3.048%	12/15/22		10,000	9,533,400
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	(a)	8,850	9,676,466
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	Baa1	6.000%	02/10/20		1,500	1,678,587
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23		3,500	3,319,974
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22		2,650	2,574,313
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	A1	2.875%	12/06/22	(a)	1,185	1,115,036
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625%	03/15/22		690	713,283

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20		515	$562,901

						90,586,633

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	Baa3	5.750%	07/01/22		4,000	4,140,000
Host Hotels & Resorts LP, Gtd. Notes	Baa3	6.750%	06/01/16		437	443,337
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22		1,320	1,249,240
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22		1,000	984,873

						6,817,450

Media & Entertainment — 3.7%
CBS Corp., Gtd. Notes (original cost $1,943,964; purchased 02/12/10)(f)	Baa2	8.875%	05/15/19	(g)	1,650	2,109,263
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.500%	04/30/21	(a)	3,190	3,237,850
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18		3,000	3,435,000
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21		6,011	6,293,872
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21		9,525	10,254,186
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.875%	01/15/23		15,000	14,265,090
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37		390	424,106
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41		35	38,557
News America, Inc., Gtd. Notes, 144A	Baa1	4.000%	10/01/23		3,685	3,688,832
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14		2,605	2,696,175
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	8.600%	08/15/16		3,000	3,472,500
Time Warner, Inc., Gtd. Notes	Baa2	3.400%	06/15/22	(a)	10,000	9,707,640
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22		2,825	2,855,233
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21		265	283,820
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	(a)	1,500	1,631,931
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	06/15/22		4,000	3,726,000
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.250%	09/01/23	(a)	5,000	4,972,840
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	03/01/21	(a)	1,230	1,282,115

						74,375,010

Metals & Mining — 0.7%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	3.850%	09/30/23		4,490	4,524,420
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21		6,445	6,354,448
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17		1,015	1,059,854
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16		1,600	1,747,870

						13,686,592

Non-Captive Finance — 2.2%
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	5.200%	04/27/22	(a)	3,468	3,654,707
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	(a)	19,000	17,774,139
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A1	3.150%	09/07/22	(a)	15,285	14,452,594
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16		275	291,577
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17		8,270	8,766,200

						44,939,217

Packaging — 0.1%
Rock Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23		1,475	1,429,088

Paper — 0.6%
International Paper Co., Sr. Unsec’d. Notes	Baa3	4.750%	02/15/22	(a)	5,000	5,265,780

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Paper (cont’d.)
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.500%	08/15/21		2,050	$2,522,681
MeadWestvaco Corp., Sr. Unsec’d. Notes	Baa3	7.375%	09/01/19		3,000	3,504,180

						11,292,641

Pipelines & Other — 2.0%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19		2,735	3,521,105
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	Ba1	5.000%	10/01/21		4,200	4,458,220
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22		7,850	7,718,175
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	4.150%	02/01/24	(a)	5,000	4,906,185
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21		1,885	1,983,425
ONEOK Partners LP, Gtd. Notes	Baa2	3.375%	10/01/22	(a)	3,715	3,422,336
ONEOK Partners LP, Gtd. Notes	Baa2	5.000%	09/15/23	(a)	2,525	2,591,185
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	Baa2	8.750%	05/01/19		1,020	1,306,467
Spectra Energy Partners LP, Sr. Unsec’d. Notes	Baa3	4.750%	03/15/24	(a)	4,340	4,472,149
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20		6,500	6,578,910

						40,958,157

Railroads — 1.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	3.050%	09/01/22	(a)	5,075	4,842,337
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	3.850%	09/01/23	(a)	5,000	5,013,085
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22		6,950	7,319,254
CSX Corp., Sr. Unsec’d. Notes	Baa2	7.900%	05/01/17		1,923	2,283,514
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19		6,000	7,035,600

						26,493,790

Real Estate Investment Trusts — 0.6%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14		500	512,852
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		120	141,479
Simon Property Group LP, Sr. Unsec’d. Notes	A2	2.800%	01/30/17	(a)	2,325	2,409,130
Simon Property Group LP, Sr. Unsec’d. Notes	A2	3.375%	03/15/22		515	505,244
Simon Property Group LP, Sr. Unsec’d. Notes	A2	6.125%	05/30/18		2,250	2,638,944
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa3	4.625%	09/15/23		6,040	6,154,712

						12,362,361

Retailers — 2.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	4.125%	05/15/21	(a)	7,000	7,343,945
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16		2,000	2,130,000
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	4.000%	11/01/21	(a)	1,675	1,680,919
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	(a)	2,375	2,741,265
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	A3	3.875%	09/15/23	(a)	6,990	7,079,178
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	2.875%	02/15/23	(a)	14,000	12,588,184
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	3.875%	01/15/22		1,330	1,318,570
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	4.000%	10/15/21	(a)	2,250	2,351,527
Target Corp., Sr. Unsec’d. Notes	A2	3.875%	07/15/20	(a)	5,000	5,369,085
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	(a)	2,000	2,172,038

						44,774,711

Technology — 1.2%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%	05/03/23	(a)	16,745	15,157,256
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15		1,585	1,643,531
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	3.375%	08/01/23	(a)	5,000	4,932,990

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Technology (cont’d.)
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		1,040	$1,084,382
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17		1,925	2,199,859

						25,018,018

Telecommunications — 4.1%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16		7,605	7,732,764
AT&T, Inc., Sr. Unsec’d. Notes(h)	A3	2.625%	12/01/22	(a)	12,000	10,755,396
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21		8,500	8,607,840
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.600%	05/15/18	(a)	1,330	1,517,428
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(h)	A3	8.500%	11/15/18		2,290	2,934,603
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,932,400; purchased 02/03/09-08/04/09)(f)	Baa3	7.082%	06/01/16	(g)	7,140	8,031,179
Orange SA (France), Sr. Unsec’d. Notes	A3	2.750%	09/14/16		5,050	5,210,045
Qwest Communications International, Inc., Gtd. Notes	Ba1	7.125%	04/01/18		1,000	1,037,500
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	6.999%	06/04/18		1,000	1,097,949
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	3.500%	11/01/21	(a)	6,500	6,393,198
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/23	(a)	26,650	28,563,097
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	5.625%	02/27/17		1,500	1,683,644

						83,564,643

Tobacco — 1.5%
Altria Group, Inc., Gtd. Notes	Baa1	2.950%	05/02/23	(a)	10,000	9,120,620
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21		10,000	10,609,230
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	(a)	865	1,048,780
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/22/22		2,525	2,324,914
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.125%	05/17/21	(a)	4,500	4,736,704
Reynolds American, Inc., Sr. Sec’d. Notes	Baa2	7.625%	06/01/16		2,500	2,929,200

						30,769,448

TOTAL CORPORATE BONDS (cost $1,119,946,872)						1,146,954,903

MUNICIPAL BONDS — 2.6%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	Aa1	4.839%	01/01/41		6,500	6,812,130

California — 0.8%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	Aa3	6.263%	04/01/49		5,430	6,541,467
Los Angeles Department of Water & Power, Revenue Bonds, BABs	Aa3	6.574%	07/01/45		3,065	3,765,904
San Francisco City & County Public Utilities Commission, BABs	Aa3	6.000%	11/01/40		2,000	2,234,520
State of California, BABs	A1	7.625%	03/01/40		800	1,046,176
State of California, Taxable Var. Purp. 3. GO	A1	5.950%	04/01/16		2,500	2,804,450

						16,392,517

Colorado — 0.2%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	Aa2	5.844%	11/01/50		2,895	3,337,906

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, BABs	Aaa	5.192%	08/01/40		1,400	$1,475,460

New Jersey
Rutgers NJ State University, Revenue Bonds, BABs	Aa3	5.665%	05/01/40		750	806,032

New York — 0.4%
New York City Municipal Water Finance Authority, BABs	Aa2	6.011%	06/15/42		2,010	2,338,233
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	Aa1	5.767%	08/01/36		5,000	5,665,400

						8,003,633

Ohio — 0.2%
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40		1,300	1,322,022
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34		2,000	2,018,080

						3,340,102

Oregon
Oregon State Department of Transportation, BABs	Aa2	5.834%	11/15/34		500	580,550

Pennsylvania — 0.3%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	A1	5.511%	12/01/45		5,800	6,079,908

Tennessee — 0.1%
Metropolitan Gov’t. of Nashville & Davidson County Convention Center, BABs	Aa2	6.731%	07/01/43		1,000	1,110,440

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	Aa1	4.427%	02/01/42		1,750	1,666,070

Washington — 0.1%
Central Puget Sound Regional Transit Authority, BABs	Aa2	5.491%	11/01/39		2,330	2,524,206

TOTAL MUNICIPAL BONDS (cost $55,812,463)						52,128,954

NON-CORPORATE FOREIGN AGENCIES — 3.7%
Export Development Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.500%	10/03/18		16,475	16,461,490
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.000%	01/29/21		5,000	5,118,710
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19		5,000	6,151,000
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%	01/15/16	(a)	1,550	1,547,752
KFW (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	(a)	9,340	9,178,418
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18		3,884	3,778,744
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17		5,200	5,524,646
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21		12,235	12,291,097
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21		5,000	5,350,000
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%	01/17/23		8,355	7,634,682
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	Aa3	3.000%	01/18/23	(a)	2,090	1,965,198

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $75,612,899)						75,001,737

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
SOVEREIGNS — 1.7%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%		01/07/41	(a)	10,675	$10,648,312
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%		05/05/21		4,400	4,356,000
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	NR	5.250%		09/20/16		2,000	2,157,200
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	6.050%		01/11/40		6,150	6,725,025
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	3.750%		04/25/22		3,500	3,150,000
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	7.500%		03/31/30		7,150	8,426,132

TOTAL SOVEREIGNS (cost $37,018,834)							35,462,669

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	(a)	5,240	5,100,071
Federal National Mortgage Assoc.		1.625%		11/27/18		12,580	12,527,478
Federal National Mortgage Assoc.		3.000%		TBA		10,000	9,768,750
Government National Mortgage Assoc.		3.500%		09/20/42		4,520	4,669,627
Government National Mortgage Assoc.		4.000%		10/15/39-09/15/41		1,445	1,531,512

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $33,726,813)							33,597,438

U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Bonds		8.000%		11/15/21		12,115	17,338,649
U.S. Treasury Inflation Indexed Bonds		0.125%		04/15/18		20,013	20,616,871
U.S. Treasury Inflation Indexed Bonds		0.375%		07/15/23		11,548	11,488,716
U.S. Treasury Notes		0.250%		09/30/15		350	349,481
U.S. Treasury Notes		0.750%		12/31/17		46,645	45,854,227
U.S. Treasury Notes		0.750%		02/28/18		35,000	34,321,875
U.S. Treasury Notes		1.375%		06/30/18		22,228	22,285,304
U.S. Treasury Notes		1.375%		07/31/18	(a)	53,275	53,370,735
U.S. Treasury Notes		1.375%		09/30/18		6,890	6,885,156
U.S. Treasury Notes		1.500%		08/31/18	(a)	33,265	33,485,913
U.S. Treasury Notes		2.125%		08/31/20	(a)	4,980	5,023,963
U.S. Treasury Strips Coupon		1.810%(s	)	05/15/22		2,760	2,216,059
U.S. Treasury Strips Coupon(k)		2.830%(s	)	11/15/22	(a)	61,000	47,905,740
U.S. Treasury Strips Coupon(h)		2.840%(s	)	05/15/24		50,000	36,583,350
U.S. Treasury Strips Principal		7.810%(s	)	02/15/43		4,755	1,495,595

TOTAL U.S. TREASURY OBLIGATIONS (cost $336,912,141)							339,221,634

TOTAL LONG-TERM INVESTMENTS (cost $1,991,036,600)							2,025,618,329

						Shares
SHORT-TERM INVESTMENT — 22.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios2 - Prudential Core Taxable Money Market Fund
(cost $446,904,620; includes $371,979,480 of cash collateral for securities on loan)(b)(w)						446,904,620	446,904,620

TOTAL INVESTMENTS — 122.1% (cost $2,437,941,220)							2,472,522,949
Liabilities in excess of other assets(x) — (22.1)%.							(447,525,124)

NET ASSETS — 100.0%							$2,024,997,825

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CMBX	Commercial Mortgage-Backed Index
FHLMC	Federal Home Loan Mortgage Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $362,711,362; cash collateral of $371,979,480 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $10,588,890. The aggregate value of $11,885,465 is approximately 0.6% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,966	5 Year U.S. Treasury Notes	Dec. 2013	$237,343,345	$237,978,156	$634,811
2,741	10 Year U.S. Treasury Notes	Dec. 2013	337,869,899	346,436,703	8,566,804

					9,201,615

Short Positions:
551	2 Year U.S. Treasury Notes	Dec. 2013	121,081,005	121,366,359	(285,354)
685	U.S. Long Bond	Dec. 2013	90,258,367	91,361,875	(1,103,508)
397	U.S. Ultra Bond	Dec. 2013	55,387,890	56,411,219	(1,023,329)

					(2,412,191)

					$6,789,424

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
88,500	05/01/16	2.848%	3 month LIBOR(2)	$ (6,091,114)	$—	$(6,091,114)	Barclays Bank PLC
108,785	06/07/16	0.654%	3 month LIBOR(1)	214,809	—	214,809	JPMorgan Chase Bank
68,000	08/11/16	1.456%	3 month LIBOR(1)	1,552,102	—	1,552,102	Deutsche Bank
53,670	08/31/16	0.978%	3 month LIBOR(2)	(417,964)	—	(417,964)	JPMorgan Chase Bank
53,670	08/31/16	0.975%	3 month LIBOR(2)	(412,266)	—	(412,266)	JPMorgan Chase Bank
19,440	09/14/16	1.206%	3 month LIBOR(2)	(272,434)	—	(272,434)	Deutsche Bank
173,000	09/27/16	1.070%	3 month LIBOR(1)	1,627,306	—	1,627,306	Morgan Stanley Capital Services
290,000	11/18/16	1.315%	3 month LIBOR(1)	5,864,176	—	5,864,176	Barclays Bank PLC
130,000	11/25/16	1.340%	3 month LIBOR(1)	2,698,691	—	2,698,691	Citibank N.A.
352,325	11/30/16	0.945%	3 month LIBOR(2)	(2,385,221)	—	(2,385,221)	Citibank N.A.
254,325	11/30/16	0.913%	3 month LIBOR(2)	(1,435,530)	—	(1,435,530)	JPMorgan Chase Bank
111,580	02/28/17	0.680%	3 month LIBOR(1)	(870,553)	—	(870,553)	Citibank N.A.
22,740	08/31/17	0.751%	3 month LIBOR(2)	315,585	—	315,585	Bank of Novia Scotia
170,000	11/23/17	0.814%	3 month LIBOR(2)	2,327,169	—	2,327,169	Morgan Stanley Capital Services
3,884	05/17/18	0.989%	3 month LIBOR(2)	59,230	—	59,230	Credit Suisse
25,000	08/08/18	1.980%	3 month LIBOR(1)	652,922	—	652,922	Bank of America N.A.
228,000	10/17/18	1.887%	3 month LIBOR(2)	(5,598,501)	—	(5,598,501)	Morgan Stanley Capital Services
500,000	05/21/19	1.485%	3 month LIBOR(1)	(5,019,407)	—	(5,019,407)	JPMorgan Chase Bank
25	10/02/19	1.291%	3 month LIBOR(1)	(711)	—	(711)	Barclays Bank PLC
16,817	11/15/19	4.546%	3 month LIBOR(2)	(7,386,777)	—	(7,386,777)	Deutsche Bank
26,800	02/15/20	1.355%	3 month LIBOR(1)	(1,016,610)	—	(1,016,610)	Morgan Stanley & Co., Inc.
27,616	05/15/20	4.246%	3 month LIBOR(2)	(10,898,003)	—	(10,898,003)	Deutsche Bank
26,502	05/15/21	4.419%	3 month LIBOR(2)	(11,324,042)	—	(11,324,042)	Deutsche Bank
26,415	05/15/21	4.446%	3 month LIBOR(2)	(11,415,328)	—	(11,415,328)	Deutsche Bank
540,000	10/05/21	1.971%	3 month LIBOR(1)	(12,785,176)	—	(12,785,176)	JPMorgan Chase Bank
500,000	10/17/21	2.331%	3 month LIBOR(2)	(2,011,989)	—	(2,011,989)	Citibank N.A.
225,000	10/17/21	2.331%	3 month LIBOR(2)	(905,449)	—	(905,449)	Morgan Stanley Capital Services
200,000	07/03/22	1.790%	3 month LIBOR(1)	(11,742,018)	—	(11,742,018)	JPMorgan Chase Bank

				$(76,677,103)	$—	$(76,677,103)

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
66,250	02/28/18	1.649%	3 month LIBOR(2)	$448	$(710,875)	$(711,323)
26,690	09/30/18	1.585%	3 month LIBOR(2)	270	(63,225)	(63,495)
12,580	11/27/18	1.592%	3 month LIBOR(2)	207	3,751	3,544
10,585	08/31/20	2.490%	3 month LIBOR(2)	214	(188,079)	(188,293)
5,240	01/22/22	2.785%	3 month LIBOR(2)	181	(134,769)	(134,950)
250	05/09/23	1.955%	3 month LIBOR(1)	—	(14,738)	(14,738)
40,130	08/05/23	4.210%	3 month LIBOR(1)	331	95,282	94,951
16,055	08/06/23	4.220%	3 month LIBOR(1)	222	44,761	44,539
20,330	08/09/23	4.231%	3 month LIBOR(1)	241	65,076	64,835

				$2,114	$(902,816)	$(904,930)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Centex Corp.	06/20/14	1.000%	3,000	$ (20,525)	$(19,129)	$(1,396)	Credit Suisse International
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	55,074	377,449	(322,375)	JPMorgan Chase Bank
Westvaco Corp.	09/20/19	1.000%	3,000	39,609	59,551	(19,942)	JPMorgan Chase Bank

				$ 74,158	$417,871	$(343,713)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Sell Protection(2):
Berkshire Hathaway Finance Corp.	03/20/15	1.000%	5,000	0.217%	$ 59,430	$(94,368)	$153,798	Deutsche Bank

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CMBX.NA.6	05/11/63	0.500%	10,000	$ (425,891)	$ (482,079)	$56,188	Citigroup Global Markets

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Value at Trade Date	Value at September 30, 2013(5)	Unrealized Depreciation(6)
Exchange-traded credit default swaps - Sell Protection(2):
CDX.NA.IG.21	12/20/18	1.000%	200,000	$23,322	$(1,841,224)	$(1,864,546)

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013 (continued):
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2013.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$ —	$ 3,249,554	$ —
Collateralized Loan Obligations	—	10,258,484	—
Non-Residential Mortgage-Backed Securities	—	44,807,540	—
Residential Mortgage-Backed Securities	—	24,587,806	—
Commercial Mortgage-Backed Securities	—	260,347,610	—
Corporate Bonds	—	1,144,308,808	2,646,095
Municipal Bonds	—	52,128,954	—
Non-Corporate Foreign Agencies	—	75,001,737	—
Sovereigns	—	35,462,669	—
U.S. Government Agency Obligations	—	33,597,438	—
U.S. Treasury Obligations	—	339,221,634	—
Affiliated Money Market Mutual Fund	446,904,620	—	—
Other Financial Instruments*
Futures Contracts	6,789,424	—	—
Interest Rate Swap	(904,930)	(76,677,103)	—
Credit Default Swaps	(1,864,546)	(133,727)	—

Total	$450,924,568	$1,946,161,404	$2,646,095

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.6%
COMMON STOCKS — 56.9%
Australia — 0.4%
BHP Billiton Ltd.	92,700	$3,084,370
Challenger Ltd.	58,846	302,217
Dexus Property Group, REIT	659,786	617,620
Flight Centre Ltd.	7,943	358,191
Goodman Group, REIT	236,032	1,075,535
Interoil Corp.*(a)	3,870	275,970
Mirvac Group, REIT	461,406	750,100
Myer Holdings Ltd.	106,710	260,036
Rio Tinto Ltd.	25,100	1,452,879
Westfield Group, REIT	123,278	1,266,844
Westfield Retail Trust, REIT	87,163	241,622

		9,685,384

Austria
Voestalpine AG	9,460	452,246

Belgium — 0.2%
Anheuser-Busch InBev NV	25,600	2,539,462
Delhaize Group SA	6,297	396,860
Solvay SA	15,535	2,329,998
Warehouses De Pauw SCA, REIT	2,613	183,020

		5,449,340

Bermuda — 0.3%
AXIS Capital Holdings Ltd.	8,046	348,472
Freescale Semiconductor Ltd.*(a)	14,666	244,189
Genpact Ltd.*	21,716	409,998
Invesco Ltd.	129,936	4,144,958
Lazard Ltd. (Class A Stock)	44,359	1,597,811
Marvell Technology Group Ltd.	31,822	365,953
Signet Jewelers Ltd.	11,345	812,869
Validus Holdings Ltd.	16,900	624,962

		8,549,212

Brazil — 0.4%
Banco do Brasil SA	231,410	2,693,849
Even Construtora e Incorporadora SA	140,595	536,041
EZ Tec Empreendimentos e Participacoes SA	40,520	558,537
Grendene SA	45,800	405,862
M Dias Branco SA	25,900	1,197,596
Petroleo Brasileiro SA, (SPON) ADR(a)	59,570	996,606
Porto Seguro SA	65,730	822,700
Telefonica Brasil SA, ADR	113,850	2,554,794
Tim Participacoes SA	218,500	1,015,454

		10,781,439

British Virgin Islands — 0.2%
Michael Kors Holdings Ltd.*	81,513	6,074,349

Canada — 0.5%
Allied Properties Real Estate Investment Trust, REIT	20,300	639,715
Brookfield Asset Management, Inc. (Class A Stock)	17,080	638,792
Brookfield Residential Properties, Inc.*	49,500	1,139,490
Canadian Pacific Railway Ltd.	16,124	1,988,089
Canadian Real Estate Investment Trust, REIT	19,400	764,285
First Capital Realty, Inc.	22,628	371,916
First Quantum Minerals Ltd.	65,075	1,211,726
Lululemon Athletica, Inc.*(a)	35,270	2,577,884

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Magna International, Inc.	5,352	$441,389
Methanex Corp.	7,109	364,957
Novadaq Technologies, Inc.*	93,260	1,546,251
Suncor Energy, Inc.	16,431	587,499
Toronto-Dominion Bank (The)	4,805	432,616

		12,704,609

China — 1.6%
Baidu, Inc., ADR*	1,440	223,459
China CITIC Bank Corp. Ltd. (Class H Stock)	4,034,000	2,095,044
China Construction Bank Corp. (Class H Stock)	10,006,000	7,711,352
China Merchants Bank Co. Ltd. (Class H Stock)	969,724	1,765,798
China Minsheng Banking Corp. Ltd. (Class H Stock)	953,500	1,143,062
China Petroleum & Chemical Corp. (Class H Stock)	4,341,400	3,403,096
China Shanshui Cement Group Ltd.	810,000	312,758
CNOOC Ltd. (Class H Stock)	3,059,000	6,197,164
Dongfeng Motor Group Co. Ltd. (Class H Stock)	782,000	1,189,649
Dongyue Group (Class H Stock)	1,558,000	757,896
Giant Interactive Group, Inc., ADR	92,400	842,688
Great Wall Motor Co. Ltd. (Class H Stock)	391,500	2,126,747
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	640,800	1,001,439
Industrial & Commercial Bank of China Ltd. (Class H Stock)	10,577,000	7,392,904
Lenovo Group Ltd.	1,622,000	1,700,027
NetEase, Inc., ADR(a)	26,810	1,946,674
Perfect World Co. Ltd., ADR	19,400	386,060
Ping An Insurance Group Co. (Class H Stock)	487,500	3,628,954
WuXi PharmaTech Cayman, Inc., ADR*	36,270	993,798
Zijin Mining Group Co. Ltd. (Class H Stock)	2,252,000	542,793

		45,361,362

Denmark — 0.1%
Carlsberg A/S (Class B Stock)	9,552	984,457
Novo Nordisk A/S	767	129,792
TDC A/S	51,999	439,998

		1,554,247

Finland — 0.1%
Sampo Oyj (Class A Stock)	10,226	439,886
Stora Enso Oyj (Class R Stock)	158,701	1,345,756
Technopolis PLC	22,241	146,658
UPM-Kymmene Oyj	90,275	1,249,063

		3,181,363

France — 1.4%
Accor SA	46,990	1,952,677
AXA SA	132,615	3,077,840
BNP Paribas SA	35,042	2,370,398
Bouygues SA	12,230	447,672
Electricite de France SA	16,942	535,908
Essilor International SA	6,737	724,566
GDF Suez	49,812	1,248,577
Groupe Fnac*	1,068	28,507
ICADE, REIT	3,642	332,502

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Imerys SA	15,000	$1,047,321
Kering	11,100	2,487,528
Lafarge SA	26,300	1,835,119
LVMH Moet Hennessy Louis Vuitton SA	11,700	2,305,665
Pernod-Ricard SA	12,010	1,491,351
Renault SA	6,327	504,576
Sanofi	30,800	3,119,329
Schneider Electric SA	50,805	4,299,001
SCOR SE	13,595	450,550
Societe Generale SA	9,412	468,899
Sodexo	25,603	2,388,916
Technip SA	16,250	1,907,789
Teleperformance	7,905	382,215
Total SA	69,818	4,046,851
Unibail-Rodamco SE	9,054	2,246,196
Valeo SA	4,949	422,421

		40,122,374

Germany — 0.9%
Allianz SE	33,364	5,249,107
Alstria Office REIT AG, REIT*	34,294	426,320
BASF SE	21,348	2,047,282
Bayer AG	53,352	6,291,849
Bayerische Motoren Werke AG	5,598	602,032
Continental AG	2,714	460,093
Daimler AG	7,631	594,989
Deutsche Post AG	17,535	581,602
Freenet AG*	14,617	353,142
Fresenius Medical Care AG & Co. KGaA	15,950	1,036,990
LEG Immobilien AG	7,573	435,039
Linde AG	8,169	1,618,837
OSRAM Licht AG*	1,780	83,560
SAP AG	36,600	2,706,756
Siemens AG	17,140	2,067,055
Stada Arzneimittel AG	8,196	415,612

		24,970,265

Hong Kong — 1.1%
Belle International Holdings Ltd.	980,000	1,424,882
Cheung Kong Holdings Ltd.	229,000	3,486,139
China Mobile Ltd.	578,000	6,503,743
China Overseas Land & Investment Ltd.	1,090,000	3,223,724
China Resources Cement Holdings Ltd.	674,000	448,343
China Resources Land Ltd.	102,000	290,661
Geely Automobile Holdings Ltd.	1,515,000	780,765
Hang Lung Properties Ltd.	462,000	1,573,143
Hongkong Land Holdings Ltd.	104,000	683,280
Hutchison Whampoa Ltd.	106,000	1,271,315
Lee & Man Paper Manufacturing Ltd.	1,060,000	621,222
Link REIT (The), REIT	78,500	383,797
New World Development Ltd.	518,000	778,502
Sands China Ltd.	308,000	1,906,678
Shenzhen International Holdings Ltd.	4,932,500	592,484
Shougang Fushan Resources Group Ltd.	1,408,000	474,833
SJM Holdings Ltd.	752,000	2,118,949
Skyworth Digital Holdings Ltd.	1,600,000	765,610
Sun Hung Kai Properties Ltd.	49,000	666,933
Truly International Holdings	802,000	466,536
Wharf Holdings Ltd. (The)	355,000	3,076,029

		31,537,568

	Shares	Value
COMMON STOCKS (Continued)
Hungary — 0.1%
OTP Bank PLC	100,960	$1,999,779

India — 0.3%
HDFC Bank Ltd., ADR	16,455	506,485
Infosys Ltd., ADR(a)	67,390	3,242,133
State Bank of India, GDR, RegS	29,212	1,507,050
Tata Motors Ltd., ADR	99,600	2,651,352

		7,907,020

Indonesia — 0.2%
Alam Sutera Realty Tbk PT	8,875,500	458,757
Astra International Tbk PT	947,500	527,912
Bank Rakyat Indonesia Persero Tbk PT	1,816,500	1,136,328
Telekomunikasi Indonesia Persero Tbk PT	12,370,000	2,247,427

		4,370,424

Ireland — 0.2%
Accenture PLC (Class A Stock)	8,495	625,572
Covidien PLC-W/I	35,713	2,176,350
Eaton Corp. PLC	6,533	449,732
Ingersoll-Rand PLC	7,136	463,412
Jazz Pharmaceuticals PLC*	4,710	433,179
Shire PLC	46,614	1,864,788
XL Group PLC	25,533	786,927

		6,799,960

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	33,000	1,246,740

Italy — 0.1%
Assicurazioni Generali SpA	50,159	1,003,568
Azimut Holding SpA	18,443	421,816
Beni Stabili SpA, REIT	182,313	113,344

		1,538,728

Japan — 2.5%
Advance Residence Investment Corp.	152	355,392
Astellas Pharma, Inc.	28,600	1,460,888
Canon, Inc.	40,300	1,290,379
Coca-Cola West Co. Ltd.	20,000	399,705
Daicel Corp.	45,000	407,086
Daikin Industries Ltd.	55,500	2,962,245
East Japan Railway Co.	27,300	2,352,843
FANUC Corp.	7,100	1,176,662
Frontier Real Estate Investment Corp., REIT	35	360,608
Fuji Electric Co. Ltd.	114,000	466,332
Hitachi Ltd.	328,000	2,173,409
Honda Motor Co. Ltd.	64,200	2,453,904
ITOCHU Corp.	36,213	446,115
Japan Logistics Fund, Inc., REIT	33	332,791
Japan Real Estate Investment Corp., REIT	94	1,095,972
Japan Retail Fund Investment Corp., REIT	208	428,276
Japan Tobacco, Inc.	161,800	5,832,853
Kawasaki Kisen Kaisha Ltd.	156,000	367,494
KDDI Corp.	9,700	498,483
Kobe Steel Ltd.*	249,000	464,140
Komatsu Ltd.	62,200	1,553,071
Kubota Corp.	135,000	1,962,099
Makita Corp.	30,500	1,777,029
Marubeni Corp.	235,000	1,858,475
Mitsubishi Corp.	99,600	2,022,260
Mitsubishi Electric Corp.	105,000	1,107,950
Mitsubishi Estate Co. Ltd.	155,000	4,593,536

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mitsui Fudosan Co. Ltd.	109,000	$3,680,862
Nidec Corp.	13,900	1,171,118
Nippon Paint Co. Ltd.	29,000	464,278
Nippon Prologis REIT, Inc.	13	130,269
Nitto Denko Corp.	47,200	3,078,090
Nomura Real Estate Office Fund, Inc., REIT	21	107,965
Omron Corp.	11,900	431,063
ORIX Corp.	174,700	2,855,983
Orix JREIT, Inc., REIT	168	213,441
Sekisui House Ltd.	28,000	377,706
Shin-Etsu Chemical Co. Ltd.	25,900	1,589,123
SMC Corp.	8,600	2,052,525
Softbank Corp.	21,000	1,458,398
Sony Corp.	22,200	476,520
Sumitomo Corp.	94,600	1,278,583
Sumitomo Mitsui Financial Group, Inc.	49,000	2,372,847
T&D Holdings, Inc.	30,700	381,207
TOTO Ltd.	34,000	476,946
Toyoda Gosei Co. Ltd.	16,700	412,863
Toyota Motor Corp.	103,600	6,644,650
Yahoo! Japan Corp.	131,600	748,774

		70,603,208

Liberia
Royal Caribbean Cruises Ltd.	8,242	315,504

Marshall Islands
Teekay Corp.	22,940	980,685

Mexico — 0.1%
Compartamos SAB de CV	653,540	1,217,259
Grupo Financiero Banorte SAB de CV (Class O Stock)	421,550	2,626,656

		3,843,915

Netherlands — 1.0%
Akzo Nobel NV	27,430	1,802,169
ASML Holding NV, (CHI-X)	32,213	3,181,841
ASML Holding NV, (XNGS)(a)	24,130	2,383,079
AVG Technologies NV*	11,400	272,916
Frank’s International NV	81,820	2,448,873
ING Groep NV, CVA*	237,286	2,692,479
Koninklijke Ahold NV	24,471	423,965
LyondellBasell Industries NV (Class A Stock)	26,932	1,972,231
Nutreco NV	8,216	429,009
PostNL NV*	102,760	444,453
Royal Dutch Shell PLC (Class A Stock), (XEQT)	143,390	4,722,634
Royal Dutch Shell PLC (Class A Stock), (XLON)	89,207	2,940,773
SBM Offshore NV*	20,020	396,155
Unilever NV, CVA	76,410	2,916,317
Vastned Retail NV, REIT	6,971	296,785
VimpelCom Ltd., ADR	90,800	1,066,900

		28,390,579

Norway
Norwegian Property ASA	43,072	56,945
Telenor ASA	23,985	548,140

		605,085

	Shares	Value
COMMON STOCKS (Continued)
Panama
Copa Holdings SA (Class A Stock)	2,683	$372,052

Poland — 0.3%
Eurocash SA	22,600	347,958
KGHM Polska Miedz SA	46,760	1,845,304
Polskie Gornictwo Naftowe I Gazownictwo SA	335,500	657,819
Powszechna Kasa Oszczednosci Bank Polski SA	230,473	2,738,505
Powszechny Zaklad Ubezpieczen SA	17,390	2,359,020

		7,948,606

Portugal
EDP - Energias de Portugal SA	107,804	393,839

Qatar
Industries Qatar QSC	19,100	786,326

Russia — 0.7%
Lukoil OAO, ADR	67,540	4,292,842
Magnit OJSC	2,295	581,482
Magnit OJSC, GDR	8,699	538,251
MMC Norilsk Nickel OJSC, ADR	140,480	2,015,888
Mobile Telesystems OJSC, ADR	129,310	2,878,441
Rosneft Oil Co., GDR, RegS	339,340	2,833,489
Sberbank of Russia, ADR	343,370	4,130,741
Tatneft, ADR	60,590	2,373,613

		19,644,747

Singapore — 0.4%
Avago Technologies Ltd.	171,240	7,383,869
CapitaCommercial Trust, REIT	436,000	503,386
CapitaLand Ltd.	378,000	932,067
CapitaMalls Asia Ltd.	328,000	511,685
Global Logistic Properties Ltd.	321,000	738,945

		10,069,952

South Africa — 0.3%
AVI Ltd.	102,490	610,944
Clicks Group Ltd.	105,590	576,137
FirstRand Ltd.	845,310	2,819,461
Imperial Holdings Ltd.	93,720	2,035,867
MTN Group Ltd.	110,280	2,153,578
Tiger Brands Ltd.	33,440	996,342

		9,192,329

South Korea — 1.5%
BS Financial Group, Inc.	78,870	1,177,742
Grand Korea Leisure Co. Ltd.	32,420	1,043,396
GS Home Shopping, Inc.	3,400	787,140
Halla Climate Control Corp.	30,960	1,173,977
Hyosung Corp.	9,700	646,974
Hyundai Marine & Fire Insurance Co. Ltd.	26,270	714,786
Hyundai Mobis	3,620	962,998
Hyundai Motor Co.	18,950	4,421,282
Hyundai Motor Co., GDR	5,232	610,990
Kangwon Land, Inc.	37,550	995,511
Kia Motors Corp.	54,530	3,310,324
KT&G Corp.	39,400	2,822,063
Partron Co. Ltd.	25,800	422,578
Samsung Electronics Co. Ltd.	1,063	1,352,129
Samsung Electronics Co. Ltd., GDR, RegS	20,900	13,292,530
SK Holdings Co. Ltd.	6,450	1,164,418
SK Hynix, Inc.*	115,740	3,259,411

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
SK Telecom Co. Ltd.	6,990	$1,429,381
Woori Finance Holdings Co. Ltd.	188,850	2,196,554

		41,784,184

Spain — 0.2%
Amadeus IT Holding SA (Class A Stock)	13,696	485,622
Banco Bilbao Vizcaya Argentaria SA	127,315	1,423,689
Ferrovial SA	24,935	449,090
Iberdrola SA	73,017	424,426
Repsol SA	113,660	2,818,045

		5,600,872

Sweden — 0.2%
Atlas Copco AB (Class A Stock)	41,431	1,213,702
NCC AB (Class B Stock)	16,286	484,700
Securitas AB (Class B Stock)	31,544	360,195
Svenska Cellulosa AB (Class B Stock)	16,085	405,330
Telefonaktiebolaget LM Ericsson (Class B Stock)	158,544	2,111,607
Trelleborg AB (Class B Stock)	23,673	448,569

		5,024,103

Switzerland — 1.9%
ABB Ltd.*	79,470	1,877,026
ACE Ltd.	72,928	6,823,144
Actelion Ltd.*	6,716	476,847
Allied World Assurance Co. Holdings AG	9,370	931,284
Cie Financiere Richemont SA	50,378	5,047,665
Credit Suisse Group AG*	101,041	3,090,028
GAM Holding AG*	25,037	452,725
Georg Fischer AG*	471	286,745
Glencore International PLC*	528,982	2,880,480
Holcim Ltd.*	18,200	1,356,950
Lonza Group AG*	5,557	455,127
Nestle SA	58,500	4,079,446
Novartis AG	97,961	7,534,981
OC Oerlikon Corp. AG*	34,246	458,843
Roche Holding AG	26,913	7,263,102
SGS SA	319	762,382
Swiss Re AG*	20,058	1,661,815
TE Connectivity Ltd.	8,348	432,259
UBS AG*	175,825	3,603,610
Zurich Insurance Group AG*	9,410	2,425,793

		51,900,252

Taiwan — 1.0%
Asustek Computer, Inc.	133,000	1,060,248
Catcher Technology Co. Ltd.	294,000	1,555,920
Chicony Electronics Co. Ltd.	469,650	1,172,135
Chipbond Technology Corp.	477,000	984,950
Fubon Financial Holding Co. Ltd.	1,596,000	2,208,890
Hon Hai Precision Industry Co. Ltd.	906,400	2,326,140
Hon Hai Precision Industry Co. Ltd., GDR, RegS.	287,757	1,430,152
Huaku Development Co. Ltd.	195,000	571,749
Inventec Co. Ltd.	807,000	780,434
Kenda Rubber Industrial Co. Ltd.	256,880	515,490
Lite-On Technology Corp.	973,825	1,659,923
Pou Chen Corp.	687,000	800,481
Realtek Semiconductor Corp.	443,390	1,083,187
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	475,350	8,061,936

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
TPK Holding Co. Ltd.	128,000	$1,162,194
Uni-President Enterprises Corp.	1,356,800	2,527,961
Vanguard International Semiconductor Corp.	391,000	428,928

		28,330,718

Thailand — 0.1%
Krung Thai Bank PCL	1,773,450	1,089,740
PTT Global Chemical PCL	931,200	2,222,526

		3,312,266

Turkey — 0.4%
Arcelik A/S	166,570	970,069
Eregli Demir ve Celik Fabrikalari TAS	588,300	744,979
Ford Otomotiv Sanayi A/S	44,300	611,083
Koza Altin Isletmeleri A/S	46,300	736,891
TAV Havalimanlari Holding A/S	67,400	475,888
Tofas Turk Otomobil Fabrikasi A/S	112,680	686,557
Tupras Turkiye Petrol Rafinerileri A/S	64,810	1,369,765
Turk Hava Yollari	229,778	876,191
Turkiye Garanti Bankasi A/S	536,610	2,116,818
Turkiye Halk Bankasi A/S	228,790	1,675,695
Turkiye Is Bankasi (Class C Stock)	629,310	1,663,776

		11,927,712

United Arab Emirates — 0.1%
Dragon Oil PLC	219,730	2,070,307
First Gulf Bank PJSC	147,300	664,082

		2,734,389

United Kingdom — 3.3%
3i Group PLC	67,758	398,765
Aggreko PLC	31,000	804,455
AON PLC	8,388	624,403
ARM Holdings PLC, ADR(a)	36,053	1,734,870
Associated British Foods PLC	12,181	369,694
Atrium European Real Estate Ltd	20,872	118,114
Barclays PLC	680,365	2,907,675
BG Group PLC	359,674	6,866,093
British American Tobacco PLC	103,243	5,433,635
British Land Co. PLC, REIT	141,571	1,322,524
Britvic PLC	36,947	342,434
BT Group PLC	81,916	453,550
Burberry Group PLC	101,091	2,675,004
Carillion PLC	58,109	293,966
Centrica PLC	207,730	1,243,253
Delphi Automotive PLC	13,643	797,024
Derwent London PLC, REIT	15,358	588,778
Diageo PLC	76,697	2,438,014
Diageo PLC, ADR	16,305	2,072,039
Ensco PLC (Class A Stock)	35,281	1,896,354
Hammerson PLC, REIT	91,685	743,301
Helical Bar PLC	70,285	337,941
Home Retail Group PLC	135,468	368,266
HSBC Holdings PLC, (QMTF)	248,980	2,694,813
HSBC Holdings PLC, (XHKG)	383,200	4,150,391
Imperial Tobacco Group PLC	61,119	2,259,431
Inchcape PLC	44,387	438,260
InterContinental Hotels Group PLC	50,642	1,478,315
ITV PLC	174,381	494,820
J Sainsbury PLC	65,600	415,758
Legal & General Group PLC	141,253	448,220
Liberty Global PLC (Class A Stock)*	11,250	892,688

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC*	373,114	$444,251
Marks & Spencer Group PLC	201,370	1,618,050
Meggitt PLC	176,213	1,565,093
Old Mutual PLC	349,260	1,057,675
Pearson PLC	50,104	1,019,688
Persimmon PLC*	19,037	334,582
Prudential PLC	300,547	5,591,468
Rio Tinto PLC	101,182	4,939,026
SABMiller PLC	38,148	1,940,310
Safestore Holdings PLC	186,848	405,336
St James’s Place PLC	47,521	472,847
ST Modwen Properties PLC	64,752	318,153
Standard Chartered PLC	183,019	4,384,742
Taylor Wimpey PLC	228,243	370,698
Tesco PLC	291,000	1,691,745
Tullow Oil PLC	56,620	938,699
Unilever PLC	54,800	2,130,651
Vodafone Group PLC	2,304,765	8,089,367
Vodafone Group PLC, ADR	60,800	2,138,944
WM Morrison Supermarkets PLC	84,974	385,273
WPP PLC	167,219	3,436,379

		91,375,825

United States — 34.7%
3M Co.	6,170	736,760
AbbVie, Inc.	23,010	1,029,237
Acadia Healthcare Co., Inc.*(a)	50,960	2,009,353
Actavis, Inc.*	7,922	1,140,768
Acuity Brands, Inc.	34,715	3,194,474
Adobe Systems, Inc.*	98,759	5,129,542
Aegerion Pharmaceuticals, Inc.*(a)	18,499	1,585,549
Affiliated Managers Group, Inc.*	14,647	2,675,128
Aflac, Inc.	26,890	1,666,911
Agilent Technologies, Inc.	69,986	3,586,783
Air Lease Corp.	83,282	2,303,580
Air Products & Chemicals, Inc.	30,901	3,293,120
Airgas, Inc.	4,976	527,705
Albemarle Corp.	35,931	2,261,497
Alcoa, Inc.(a)	86,002	698,336
Alexandria Real Estate Equities, Inc., REIT	11,360	725,336
Alexion Pharmaceuticals, Inc.*	17,052	1,980,760
Alleghany Corp.*	4,580	1,876,197
Allergan, Inc.	22,241	2,011,699
Alliance Data Systems Corp.*(a)	19,222	4,064,876
Allstate Corp. (The)	9,136	461,825
Amazon.com, Inc.*	32,657	10,209,884
American Campus Communities, Inc.	18,100	618,115
American Express Co.	5,988	452,214
American Homes 4 Rent (Class A Stock)*(a)	41,265	666,430
American International Group, Inc.	67,577	3,286,270
American Residential Properties, Inc., REIT	54,400	957,984
American Tower Corp., REIT	7,294	540,704
Ameriprise Financial, Inc.	35,046	3,191,990
AmerisourceBergen Corp.	18,926	1,156,379
AMETEK, Inc.	9,330	429,367
Amgen, Inc.	5,547	620,931
Amphenol Corp. (Class A Stock)	52,141	4,034,671
Amtrust Financial Services, Inc.(a)	96,066	3,752,338
Anadarko Petroleum Corp.	37,646	3,500,702
Analog Devices, Inc.	70,125	3,299,381
Andersons, Inc. (The)	5,362	374,804

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Annaly Capital Management, Inc., REIT(a)	135,479	$1,568,847
Apache Corp.	6,778	577,079
Apartment Investment & Management Co. (Class A Stock), REIT(a)	68,222	1,906,122
Apollo Global Management LLC	62,870	1,776,706
Apple, Inc.	29,482	14,055,544
Applied Materials, Inc.	255,268	4,477,401
Archer-Daniels-Midland Co.	29,727	1,095,143
Arrow Electronics, Inc.*	12,885	625,309
Arthur J Gallagher & Co.	15,760	687,924
Aruba Networks, Inc.*	13,372	222,510
Assurant, Inc.	5,819	314,808
AT&T, Inc.	41,300	1,396,766
Atmos Energy Corp.	13,730	584,761
Automatic Data Processing, Inc.	8,860	641,287
AutoZone, Inc.*(a)	15,656	6,618,261
AvalonBay Communities, Inc., REIT	20,040	2,546,884
Avery Dennison Corp.	8,115	353,165
Avnet, Inc.	10,187	424,900
Avon Products, Inc.	20,119	414,451
Axiall Corp.	5,943	224,586
Ball Corp.	40,258	1,806,779
Bank of America Corp.	801,886	11,066,027
Baxter International, Inc.	27,987	1,838,466
BB&T Corp.	21,433	723,364
BE Aerospace, Inc.*	8,311	613,518
Beam, Inc.	6,250	404,063
Becton, Dickinson and Co.	12,218	1,222,044
Bed Bath & Beyond, Inc.*(a)	40,070	3,099,815
Berkshire Hathaway, Inc. (Class A Stock)*	10	1,704,100
Best Buy Co., Inc.(a)	12,397	464,887
Biogen Idec, Inc.*	46,890	11,289,236
BioMed Realty Trust, Inc., REIT	37,200	691,548
BlackRock, Inc.	3,591	971,796
Blackstone Group LP (The)	20,423	508,328
Boeing Co. (The)	5,419	636,733
Boston Properties, Inc., REIT	25,036	2,676,348
Brandywine Realty Trust, REIT	46,000	606,280
Brinker International, Inc.(a)	33,925	1,374,980
Bristol-Myers Squibb Co.	164,964	7,634,534
Broadcom Corp. (Class A Stock)	95,464	2,483,019
Brocade Communications Systems, Inc.*	45,990	370,219
Brookdale Senior Living, Inc.*	16,782	441,367
Brookfield Office Properties, lnc.	16,440	313,511
Brown-Forman Corp. (Class B Stock)	1,970	134,216
Bruker Corp.*	17,100	353,115
CA, Inc.	14,095	418,199
Cablevision Systems Corp. (Class A Stock)	3,810	64,160
Cabot Oil & Gas Corp.	119,597	4,463,360
Camden Property Trust, REIT	13,800	847,872
Cameron International Corp.*	13,590	793,248
Capital One Financial Corp.	111,239	7,646,569
CareFusion Corp.*	9,188	339,037
Carlisle Cos., Inc.	94,512	6,643,248
Catamaran Corp.*	9,549	438,777
CBL & Associates Properties, Inc., REIT	34,700	662,770
CBRE Group, Inc. (Class A Stock)*	119,324	2,759,964
CBS Corp. (Class B Stock)	62,606	3,453,347
CDW Corp. De*	1,838	41,962
Celgene Corp.*	32,479	4,999,493
CenterPoint Energy, Inc.	100,845	2,417,255

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cerner Corp.*	38,492	$2,022,754
Charles Schwab Corp. (The)	7,323	154,808
Charter Communications, Inc. (Class A Stock)*	2,800	377,328
Cheniere Energy, Inc.*	400	13,656
Chesapeake Energy Corp.(a)	18,841	487,605
Chevron Corp.	69,223	8,410,595
Chubb Corp. (The)	4,300	383,818
CIGNA Corp.	13,056	1,003,484
Cincinnati Financial Corp.	9,320	439,531
Cinemark Holdings, Inc.	17,120	543,389
Cisco Systems, Inc.	283,220	6,633,012
Citigroup, Inc.	207,456	10,063,691
Citrix Systems, Inc.*	26,896	1,899,127
City National Corp.	4,147	276,439
Clear Channel Outdoor Holdings, Inc.
(Class A Stock)*	66,940	548,908
ClubCorp Holdings, Inc.*	38,100	584,073
CME Group, Inc.	13,907	1,027,449
CMS Energy Corp.	36,213	953,126
Coca-Cola Co. (The)	83,306	3,155,631
Cognizant Technology Solutions Corp. (Class A Stock)*	38,322	3,147,003
Colgate-Palmolive Co.	12,810	759,633
Colonial Properties Trust, REIT	8,920	200,611
Comcast Corp. (Class A Stock)	142,093	6,415,499
Comcast Corp. (Special Class A Stock)	9,700	420,689
Compass Minerals International, Inc.	15,900	1,212,693
Computer Sciences Corp.	8,041	416,041
Concho Resources, Inc.*	24,478	2,663,451
ConocoPhillips	38,676	2,688,369
Continental Resources, Inc.*(a)	2,311	247,878
CoreLogic, Inc.*	12,678	342,940
Corning, Inc.	31,603	461,088
Costco Wholesale Corp.	13,280	1,528,794
Crown Holdings, Inc.*	14,662	619,909
CSX Corp.	63,666	1,638,763
CubeSmart, REIT	18,900	337,176
Cullen/Frost Bankers, Inc.	7,819	551,630
Cummins, Inc.	2,425	322,210
CVS Caremark Corp.	46,732	2,652,042
Darden Restaurants, Inc.(a)	2,810	130,075
DaVita HealthCare Partners, Inc.*	26,374	1,500,681
DCT Industrial Trust, Inc.	95,600	687,364
DDR Corp.(a)	20,340	319,541
DealerTrack Holdings, Inc.*	68,560	2,937,110
Delta Air Lines, Inc.(a)	148,053	3,492,570
Devon Energy Corp.	57,930	3,346,037
Digital Realty Trust, Inc., REIT(a)	12,450	661,095
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.*	25,500	1,523,625
Discover Financial Services	9,398	474,975
Discovery Communications, Inc. (Class A Stock)*(a)	20,358	1,718,622
DISH Network Corp. (Class A Stock)	101,269	4,558,118
Douglas Emmett, Inc., REIT	19,370	454,614
Dover Corp.	30,630	2,751,493
Dow Chemical Co. (The)	31,963	1,227,379
Dr. Pepper Snapple Group, Inc.	54,385	2,437,536
Dril-Quip, Inc.*	21,200	2,432,700
DTE Energy Co.	13,459	888,025

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Duke Energy Corp.	28,600	$1,909,908
Duke Realty Corp., REIT	18,400	284,096
Dunkin’ Brands Group, Inc.	11,793	533,751
DuPont Fabros Technology, Inc., REIT(a)	6,359	163,871
Dynegy, Inc.*(a)	6,000	115,920
E.I. du Pont de Nemours & Co.	8,876	519,779
East West Bancorp, Inc.	40,060	1,279,917
eBay, Inc.*	126,375	7,050,461
Ecolab, Inc.	24,392	2,408,954
Edison International	48,918	2,253,163
Eli Lilly & Co.	9,362	471,189
EMC Corp.	32,553	832,055
Emerson Electric Co.	63,567	4,112,785
Endo Health Solutions, Inc.*	8,220	373,517
Energen Corp.	22,990	1,756,206
Energizer Holdings, Inc.	3,245	295,782
Entercom Communications Corp. (Class A Stock)*(a)	60,247	528,969
Envision Healthcare Holdings, Inc.*	10,300	268,109
EOG Resources, Inc.	3,958	670,010
EQT Corp.	4,453	395,070
Equifax, Inc.	40,342	2,414,469
Equity One, Inc., REIT	17,600	384,736
Equity Residential, REIT	38,020	2,036,731
Essex Property Trust, Inc., REIT	2,000	295,400
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,417	378,648
Exact Sciences Corp.*(a)	68,880	813,473
Excel Trust, Inc., REIT	43,700	524,400
Expedia, Inc.(a)	57,172	2,960,937
Extra Space Storage, Inc., REIT	27,010	1,235,708
Exxon Mobil Corp.	140,249	12,067,024
F5 Networks, Inc.*	4,921	422,025
Facebook, Inc. (Class A Stock)*	144,293	7,249,280
Family Dollar Stores, Inc.	7,133	513,719
Federal Realty Investment Trust, REIT	2,210	224,205
Fidelity National Information Services, Inc.	12,600	585,144
Fifth Third Bancorp	54,836	989,242
First Niagara Financial Group, Inc.	38,967	404,088
First Republic Bank	31,353	1,461,990
FleetCor Technologies, Inc.*	34,698	3,822,332
Flextronics International Ltd.*	50,074	455,173
Flowserve Corp.	10,161	633,945
Fluor Corp.	108,743	7,716,403
FMC Corp.	4,239	304,021
FMC Technologies, Inc.*	10,430	578,031
Fortune Brands Home & Security, Inc.	84,562	3,520,316
Freeport-McMoRan Copper & Gold, Inc.	33,561	1,110,198
GameStop Corp. (Class A Stock)	56,375	2,799,019
Gannett Co., Inc.	5,220	139,844
Gap, Inc. (The)	73,545	2,962,393
Generac Holdings, Inc.(a)	66,099	2,818,462
General Growth Properties, Inc., REIT	101,710	1,961,986
General Mills, Inc.	26,274	1,259,050
General Motors Co.*(a)	94,631	3,403,877
Genuine Parts Co.	36,544	2,956,044
Gilead Sciences, Inc.*(a)	147,013	9,238,297
Goldman Sachs Group, Inc. (The)	2,745	434,286
Goodyear Tire & Rubber Co. (The)	7,750	493,520
Google, Inc. (Class A Stock)*	23,582	20,655,710
Green Mountain Coffee Roasters, Inc.*(a)	6,643	500,417

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Halliburton Co.	10,315	$496,667
Hanesbrands, Inc.	29,575	1,842,819
Harley-Davidson, Inc.	105,564	6,781,431
Hartford Financial Services Group, Inc. (The)	125,392	3,902,199
HCP, Inc., REIT(a)	80,690	3,304,256
HD Supply Holdings, Inc.*(a)	132,687	2,915,133
Health Care REIT, Inc., REIT	15,930	993,713
Henry Schein, Inc.*	2,980	309,026
Hershey Co. (The)	10,771	996,318
Hertz Global Holdings, Inc.*	98,380	2,180,101
Hess Corp.	7,019	542,849
Hewlett-Packard Co.	125,668	2,636,514
Highwoods Properties, Inc., REIT	17,700	624,987
Home Depot, Inc. (The)	176,368	13,377,513
Honeywell International, Inc.	72,669	6,034,434
Host Hotels & Resorts, Inc., REIT(a)	116,930	2,066,153
Hubbell, Inc. (Class B Stock)	2,730	285,940
Hudson City Bancorp, Inc.	108,046	977,816
Humana, Inc.	50,386	4,702,525
Huntington Bancshares, Inc.	22,456	185,487
IDEX Corp.	8,919	581,965
Illinois Tool Works, Inc.	24,640	1,879,293
Illumina, Inc.*(a)	33,773	2,729,872
Infoblox, Inc.*(a)	24,300	1,016,226
IntercontinentalExchange, Inc.*(a)	15,290	2,773,912
ITT Corp.	13,087	470,478
J.B. Hunt Transport Services, Inc.	59,503	4,339,554
J.M. Smucker Co. (The)	7,070	742,633
Jack Henry & Associates, Inc.	10,910	563,065
Jarden Corp.*	6,807	329,459
Johnson & Johnson	171,444	14,862,481
Johnson Controls, Inc.	82,573	3,426,780
Juniper Networks, Inc.*	18,801	373,388
Kansas City Southern	9,360	1,023,610
Kilroy Realty Corp.	3,710	185,315
Kimberly-Clark Corp.	7,735	728,792
Kimco Realty Corp., REIT(a)	97,903	1,975,682
Kinder Morgan, Inc.	13,388	476,211
Kirby Corp.*	31,775	2,750,126
KLA-Tencor Corp.	43,889	2,670,646
Kohl’s Corp.	73,111	3,783,494
Kraft Foods Group, Inc.	9,510	498,704
Kroger Co. (The)	22,317	900,268
L Brands, Inc.	12,171	743,648
Lam Research Corp.*	99,649	5,101,032
Las Vegas Sands Corp.	32,920	2,186,546
Lear Corp.	6,472	463,201
Legg Mason, Inc.(a)	58,120	1,943,533
Lennar Corp. (Class A Stock)(a)	7,552	267,341
Lexmark International, Inc. (Class A Stock)(a)	8,706	287,298
Liberty Property Trust, REIT(a)	12,300	437,880
LinkedIn Corp. (Class A Stock)*	28,980	7,130,819
Loews Corp.	106,790	4,991,365
Lorillard, Inc.	11,587	518,866
Lowe’s Cos., Inc.	46,311	2,204,867
LSI Corp.	58,680	458,878
M&T Bank Corp.(a)	28,882	3,232,473
Macerich Co. (The), REIT(a)	16,800	948,192

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Madison Square Garden Co. (The) (Class A Stock)*	6,375	$370,196
Manpowergroup, Inc.	6,596	479,793
Marathon Oil Corp.	36,604	1,276,748
Marathon Petroleum Corp.	31,216	2,007,813
Marriott International, Inc. (Class A Stock)	42,230	1,776,194
Marsh & McLennan Cos., Inc.	56,189	2,447,031
Martin Marietta Materials, Inc.	15,480	1,519,672
Masco Corp.	125,738	2,675,705
MasterCard, Inc. (Class A Stock)	9,737	6,550,859
McDonald’s Corp.	3,544	340,968
McGraw Hill Financial, Inc.	12,002	787,211
McKesson Corp.	15,320	1,965,556
Medtronic, Inc.	7,277	387,500
Merck & Co., Inc.	106,020	5,047,612
MetLife, Inc.	105,286	4,943,178
Mettler-Toledo International, Inc.*(a)	2,625	630,236
Microsoft Corp.	335,659	11,180,801
Mohawk Industries, Inc.*	34,121	4,444,261
Molex, Inc.	13,460	518,479
Mondelez International, Inc. (Class A Stock)	79,146	2,486,767
Monsanto Co.	8,057	840,909
Moody’s Corp.(a)	57,177	4,021,258
Morgan Stanley	126,513	3,409,526
MSC Industrial Direct Co., Inc. (Class A Stock)	36,340	2,956,259
Murphy Oil Corp.	6,754	407,401
Murphy USA, Inc.*	1,446	58,404
Mylan, Inc.*	14,109	538,541
National Bank Holdings Corp.	31,700	651,118
National Healthcare Corp.	20,500	969,035
National Oilwell Varco, Inc.	8,645	675,261
National Retail Properties, Inc.	9,300	295,926
NetApp, Inc.	22,282	949,659
Netflix, Inc.*	1,415	437,532
News Corp.*	3,858	63,387
NextEra Energy, Inc.	52,134	4,179,061
NiSource, Inc.	59,648	1,842,527
Noble Energy, Inc.	7,941	532,126
Nordstrom, Inc.(a)	15,194	853,903
Norfolk Southern Corp.	2,900	224,315
Northeast Utilities(a)	30,820	1,271,325
Northern Trust Corp.	50,150	2,727,659
Northrop Grumman Corp.	5,045	480,587
Nu Skin Enterprises, Inc. (Class A Stock)	4,827	462,137
NuStar GP Holdings LLC	41,228	925,156
Occidental Petroleum Corp.	30,653	2,867,282
Oceaneering International, Inc.	25,384	2,062,196
Ocwen Financial Corp.*	7,941	442,870
Old Dominion Freight Line, Inc.*	44,600	2,051,154
Old Republic International Corp.(a)	92,090	1,418,186
Omnicare, Inc.	8,004	444,222
Omnicom Group, Inc.	6,867	435,642
ON Semiconductor Corp.*	42,399	309,513
Oracle Corp.	48,110	1,595,809
O’Reilly Automotive, Inc.*	30,839	3,934,748
PACCAR, Inc.	86,836	4,833,292
Packaging Corp. of America	6,960	397,346
Pall Corp.	55,099	4,244,827
Palo Alto Networks, Inc.*(a)	35,929	1,646,267
PBF Energy, Inc.(a)	60,792	1,364,780

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Pennsylvania Real Estate Investment Trust, REIT	14,500	$271,150
PepsiCo, Inc.	20,397	1,621,562
PetSmart, Inc.	35,347	2,695,562
Pfizer, Inc.	286,894	8,236,727
Philip Morris International, Inc.	33,653	2,914,013
Phillips 66	42,250	2,442,895
Pinnacle Foods, Inc.	12,748	337,440
Plains All American Pipeline LP	7,472	393,476
PNC Financial Services Group, Inc. (The)	47,833	3,465,501
PPG Industries, Inc.	24,445	4,083,782
Precision Castparts Corp.	13,717	3,117,051
Premier, Inc.*	56,190	1,781,223
priceline.com, Inc.*	7,694	7,778,249
Principal Financial Group, Inc.(a)	9,513	407,347
Procter & Gamble Co. (The)	77,943	5,891,711
ProLogis, Inc., REIT	106,135	3,992,799
Prosperity Bancshares, Inc.(a)	5,858	362,259
Public Storage, REIT	12,350	1,982,793
Pulte Group, Inc.	12,377	204,221
PVH Corp.	3,360	398,798
QEP Resources, Inc.	56,521	1,565,066
QUALCOMM, Inc.	69,649	4,691,556
Questar Corp.	15,945	358,603
Range Resources Corp.	5,155	391,213
Rayonier, Inc., REIT	33,780	1,879,857
Raytheon Co.	4,868	375,177
Red Hat, Inc.*	32,443	1,496,920
Regal-Beloit Corp.	7,550	512,872
Regency Centers Corp., REIT	26,284	1,270,832
Regeneron Pharmaceuticals, Inc.*	15,347	4,801,616
Rexnord Corp.*	11,050	229,840
RLJ Lodging Trust, REIT	20,800	488,592
Rock-Tenn Co. (Class A Stock)	15,873	1,607,459
Ross Stores, Inc.	10,029	730,111
Ruckus Wireless, Inc.(a)	89,060	1,498,880
Rush Enterprises, Inc. (Class A Stock)*	50,990	1,351,745
Salesforce.com, Inc.*(a)	22,366	1,161,019
SanDisk Corp.	6,950	413,595
Schlumberger Ltd.	51,090	4,514,312
Sempra Energy	71,372	6,109,443
ServiceNow, Inc.*(a)	27,175	1,411,741
Sherwin-Williams Co. (The)	31,455	5,730,472
Sigma-Aldrich Corp.	5,130	437,589
Signature Bank*(a)	23,537	2,154,106
Silgan Holdings, Inc.	8,831	415,057
Simon Property Group, Inc., REIT	49,682	7,364,363
Sirona Dental Systems, Inc.*	7,483	500,837
SL Green Realty Corp., REIT(a)	4,620	410,441
SM Energy Co.	6,719	518,640
Snap-on, Inc.	14,444	1,437,178
Southern Co. (The)(a)	27,500	1,132,450
Southwestern Energy Co.*	24,350	885,853
Spirit Airlines, Inc.*	12,398	424,879
Splunk, Inc.*	27,801	1,669,172
SPX Corp.	10,297	871,538
St. Jude Medical, Inc.	6,750	362,070
Starbucks Corp.	35,984	2,769,688
Starwood Property Trust, Inc.(a)	41,800	1,001,946
State Street Corp.	50,481	3,319,126
Stericycle, Inc.*	5,363	618,890

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Sunstone Hotel Investors, Inc., REIT	69,370	$883,774
SunTrust Banks, Inc.	71,381	2,314,172
SVB Financial Group*	4,910	424,077
Symantec Corp.	17,056	422,136
Synaptics, Inc.*(a)	9,834	435,450
Synopsys, Inc.*	11,013	415,190
T. Rowe Price Group, Inc.	37,027	2,663,352
Target Corp.	17,299	1,106,790
Taubman Centers, Inc.	3,120	210,007
TD Ameritrade Holding Corp.	15,850	414,953
Tesla Motors, Inc.*(a)	12,778	2,471,521
Texas Instruments, Inc.	93,878	3,780,467
Thermo Fisher Scientific, Inc.	4,328	398,825
Tidewater, Inc.	6,131	363,507
Tiffany & Co.	6,364	487,610
Time Warner Cable, Inc.	32,511	3,628,228
Time Warner, Inc.	113,169	7,447,652
TJX Cos., Inc. (The)	75,415	4,252,652
T-Mobile US, Inc.*	17,160	445,645
Toll Brothers, Inc.*	9,713	314,993
Torchmark Corp.(a)	5,005	362,112
Total System Services, Inc.	9,828	289,140
Travelers Cos., Inc. (The)	46,541	3,945,280
TreeHouse Foods, Inc.*	7,300	487,859
Trinity Industries, Inc.	9,290	421,301
TripAdvisor, Inc.*(a)	2,305	174,811
Trulia, Inc.*(a)	23,840	1,121,195
Tupperware Brands Corp.	3,940	340,298
Twenty-First Century Fox, Inc.	15,435	515,529
U.S. Bancorp	85,330	3,121,371
UDR, Inc., REIT	29,050	688,485
Under Armour, Inc. (Class A Stock)*(a)	4,737	376,355
Union Pacific Corp.	38,645	6,003,114
United Parcel Service, Inc. (Class B Stock)	8,190	748,320
United States Steel Corp.	11,456	235,879
United Technologies Corp.	111,774	12,051,473
United Therapeutics Corp.*(a)	4,860	383,211
UnitedHealth Group, Inc.	110,932	7,943,840
Universal Health Services, Inc. (Class B Stock)	5,758	431,792
Unum Group	86,418	2,630,564
Urban Outfitters, Inc.*	14,291	525,480
URS Corp.	7,111	382,216
Valeant Pharmaceuticals International, Inc.*	74,012	7,721,672
Valero Energy Corp.	14,095	481,344
VCA Antech, Inc.*	15,261	419,067
Ventas, Inc., REIT	41,923	2,578,265
Verizon Communications, Inc.	59,726	2,786,815
Vertex Pharmaceuticals, Inc.*	46,377	3,516,304
VF Corp.	25,570	5,089,708
Visa, Inc. (Class A Stock)	49,590	9,476,649
VMware, Inc. (Class A Stock)*	7,367	595,990
Vornado Realty Trust, REIT	33,279	2,797,433
W.R. Berkley Corp.	29,860	1,279,800
W.W. Grainger, Inc.	7,148	1,870,703
Walgreen Co.	48,020	2,583,476
Wal-Mart Stores, Inc.	25,900	1,915,564
Walt Disney Co. (The)	53,220	3,432,158
Watsco, Inc.	14,700	1,385,769
Weingarten Realty Investors, REIT(a)	7,380	216,455
Wells Fargo & Co.	421,272	17,406,959

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Wendy’s Co. (The)	47,670	$404,242
Westar Energy, Inc.	14,293	438,080
Whirlpool Corp.	3,510	514,004
WhiteWave Foods Co. (Class A Stock)	15,803	315,586
Whiting Petroleum Corp.*	6,760	404,586
Whole Foods Market, Inc.	24,770	1,449,045
Williams Cos., Inc. (The)	90,291	3,282,981
Williams-Sonoma, Inc.(a)	63,638	3,576,456
Wisconsin Energy Corp.(a)	9,625	388,658
Wolverine World Wide, Inc.	32,660	1,901,792
Workday, Inc. (Class A Stock)	27,486	2,224,442
Wynn Resorts Ltd.(a)	4,772	754,024
Xcel Energy, Inc.	120,297	3,321,400
Xerox Corp.	43,628	448,932
Xilinx, Inc.	40,841	1,913,809
Yahoo!, Inc.*	21,722	720,302
Yum! Brands, Inc.	26,132	1,865,563
Zions Bancorporation(a)	7,700	211,134

		967,900,662

TOTAL COMMON STOCKS (cost $1,395,077,337)		1,587,324,219

PREFERRED STOCKS — 1.1%
Brazil — 0.4%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	103,470	719,430
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (PRFC)(a)	42,370	1,949,867
Companhia de Bebidas das Americas, ADR (PRFC)	110,440	4,235,374
Itau Unibanco Holding SA, ADR (PRFC)	298,004	4,207,816
Vale SA, ADR (PRFC)	64,220	912,566

		12,025,053

Cayman Islands
Xlit Ltd., Series D(g)	235	196,519

Germany — 0.3%
Henkel AG & Co. KGaA, (PRFC)	18,820	1,939,551
Volkswagen AG, (PRFC)	22,495	5,303,901

		7,243,452

Luxembourg
ArcelorMittal, Series MTUS, CVT, 6.000%	28,186	605,717

United States — 0.4%
Ally Financial, Inc., 144A, 7.000%	395	377,447
CBL & Associates Properties, Inc., Series D, 7.375%	31,000	774,380
CommonWealth REIT, Series E, 7.250%	35,000	802,550
CubeSmart, Series A, 7.750%	32,500	827,125
DDR Corp., Series J, 6.500%	2,400	52,848
DDR Corp., Series H, 7.375%	3,756	93,355
Duke Realty Corp., Series K, 6.500%	8,950	211,668
General Growth Properties, Inc., Series A, 6.375%	9,800	215,306
General Motors Co., Series B, CVT, 4.750% .	7,000	351,050
Glimcher Realty Trust, 6.875%	40,000	930,000
Glimcher Realty Trust, Series H, 7.500%	7,700	186,340
Glimcher Realty Trust, Series G, 8.125%	22,651	568,993
Goldman Sachs Group, Inc. (The), Series J, 5.500%(c)	15,000	336,600

	Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
Lucent Technologies Capital Trust I, CVT, 7.750%	685	$693,905
MetLife, Inc., CVT, 5.000%	3,000	85,980
NextEra Energy, Inc., CVT, 5.599%	8,725	484,587
NextEra Energy, Inc., CVT, 5.889%	13,030	711,959
PPL Corp., CVT, 8.750%	8,500	456,705
Public Storage, Series R, 6.350%	2,350	57,857
Saul Centers, Inc., Series C, 6.785%	23,550	552,012
Stanley Black & Decker, Inc., CVT, 4.750%	2,000	274,020
Strategic Hotels & Resorts, Inc., Series C, 8.250%	28,000	640,080
Taubman Centers, Inc., Series K, 6.250%	7,500	167,700
Taubman Centers, Inc., Series J, 6.500%	14,300	339,196
Weyerhaeuser Co., Series A, CVT, 6.375%	4,170	220,927

		10,412,590

TOTAL PREFERRED STOCKS (cost $30,586,542)		30,483,331

	Units
RIGHTS*
Spain
Banco Bilbao Vizcaya Argentaria SA, expiring 10/15/13	127,315	17,396

United Kingdom
Barclays PLC, expiring 10/01/13	158,091	206,667

TOTAL RIGHTS (cost $17,062)		224,063

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.2%
ABFC 2004-OPT2 Trust,
Series 2004-OPT2, Class M2
1.679%(c)	07/25/33	Ca	724	652,191
ABFC 2004-OPT3 Trust,
Series 2004-OPT3, Class A4
0.959%(c)	11/25/33	A2	531	490,402
ACE Securities Corp.,
Series 2003-OP1, Class M1
1.229%(c)	12/25/33	Ba3	150	138,194
Series 2003-OP1, Class M2
2.429%(c)	12/25/33	Ca	897	819,019
Series 2004-0P1, Class M2
1.754%(c)	04/25/34	Ca	1,157	1,032,218
Series 2004-HE3, Class M3
1.259%(c)	11/25/34	Ca	327	273,286
American Credit Acceptance Receivables Trust,
Series 2013-2, Class A, 144A
1.320%	02/15/17	AA(d)	862	861,808
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class A3
0.670%	06/08/17	AAA(d)	373	372,206
Series 2012-5, Class A3
0.620%	06/08/17	AAA(d)	213	212,544
Series 2013-1, Class A3
0.610%	10/10/17	AAA(d)	325	323,948
Series 2013-4, Class A2
0.740%	11/08/16	Aaa	583	583,439

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Ameriquest Mortgage Securities, Inc.,
Series 2002-2, Class M3
2.834%(c)	08/25/32	B2	679	$626,967
Series 2003-12, Class M2
2.729%(c)	01/25/34	Ca	700	607,980
Series 2003-9, Class M2
2.079%(c)	09/25/33	Caa3	741	689,436
Series 2004-R1, Class M2
1.049%(c)	02/25/34	Caa3	2,121	1,816,606
Argent Securities, Inc.,
Series 2003-W7, Class M2
2.804%(c)	03/25/34	Caa3	491	439,828
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.179%(c)	03/25/34	Baa2	944	862,921
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A2
0.620%	07/20/16	Aaa	870	869,133
CarMax Auto Owner Trust,
Series 2012-3, Class A2
0.430%	09/15/15	Aaa	281	280,805
CarNow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	AA(d)	725	724,065
Centex Home Equity,
Series 2004-A, Class M1
0.779%(c)	01/25/34	Ba1	1,877	1,709,547
Series 2004-B, Class M2
0.929%(c)	03/25/34	B2	1,357	1,159,432
Series 2005-A, Class M1
0.659%(c)	01/25/35	Baa2	1,660	1,517,134
CFC LLC,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	A3	370	368,950
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
0.909%(c)	05/25/34	Ba1	1,817	1,506,871
Chase Funding Trust,
Series 2003-6, Class 2M1
0.929%(c)	11/25/34	B3	1,361	1,257,647
CHEC Loan Trust,
Series 2004-2, Class M3
1.429%(c)	04/25/34	Ca	443	339,565
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	Aaa	812	810,347
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
1.904%(c)	10/25/33	Caa2	852	755,283
Series 2004-5, Class M2
1.184%(c)	07/25/34	Caa2	3,382	3,204,631
Series 2004-BC1, Class M3
2.279%(c)	10/25/33	Ca	248	230,504
Series 2004-ECC2, Class M5
2.054%(c)	10/25/34	C	922	792,919
Series 2004-SD2, Class M1, 144A
0.799%(c)	06/25/33	Baa2	785	755,133
Series 2005-11, Class AF3
4.778%(c)	02/25/36	Caa1	963	884,921

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	A1	234	$235,702
Series 2012-D, Class A, 144A
1.480%	03/16/20	A1	194	194,512
Series 2013-A, Class A, 144A
1.310%	06/15/20	A1	462	460,156
Series 2013-C, Class A, 144A
1.640%	04/16/18	Aa3	1,405	1,402,099
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	AAA(d)	317	317,949
Equity One ABS, Inc.,
Series 2003-4, Class M1
5.369%	10/25/34	B1	930	924,032
Series 2004-1, Class M2
5.115%	04/25/34	B3	3,494	3,209,387
Series 2004-2, Class M1
5.192%	07/25/34	Ba3	278	266,098
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	AA(d)	250	249,798
Series 2013-1A, Class A, 144A
1.290%	10/16/17	AA(d)	552	550,883
First Frankin Mortgage Loan Trust,
Series 2005-FF10, Class A4
0.490%(c)	11/25/35	CCC(d)	1,925	1,808,330
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	AAA(d)	278	277,088
Flagship Credit Auto Trust,
Series 2013-1A, Class A, 144A
1.320%	04/16/18	A+(d)	661	659,935
Ford Credit Auto Owner Trust,
Series 2012-D, Class A3
0.510%	04/15/17	AAA(d)	484	483,434
Series 2013-C, Class A3
0.820%	12/15/17	AAA(d)	820	821,301
Fremont Home Loan Trust,
Series 2004-2, Class M2
1.109%(c)	07/25/34	B1	1,107	1,027,900
GE Equipment Midticket LLC,
Series 2012-1, Class A2
0.470%	01/22/15	AAA(d)	414	414,050
GSAMP Trust,
Series 2004-FM2, Class M3
2.129%(c)	01/25/34	Caa3	568	543,317
Series 2004-NC2, Class M1
1.229%(c)	10/25/34	BB-(d)	1,048	904,072
Series 2007-SEA1, Class A, 144A
0.470%(c)	12/25/36	Ba2	712	623,861
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A1, 144A
1.340%	10/15/43	AAA(d)	163	163,049
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	AAA(d)	171	171,752
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	AAA(d)	389	387,677
Series 2013-T4, Class AT4, 144A
1.183%	08/15/44	AAA(d)	700	699,580

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Asset Trust,
Series 2003-1, Class M1
1.679%(c)	06/25/33	Ba3	823	$752,060
Series 2004-6, Class M2
1.079%(c)	12/25/34	B2	455	412,878
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M2
1.079%(c)	03/25/35	B3	1,773	1,652,879
Honda Auto Receivables Owner Trust,
Series 2013-1, Class A3
0.480%	11/21/16	AAA(d)	993	992,452
Huntington Auto Trust,
Series 2012-2, Class A2
0.380%	09/15/15	Aaa	290	289,997
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	Aaa	1,040	1,038,295
John Deere Owner Trust,
Series 2012-B, Class A3
0.530%	07/15/16	Aaa	1,545	1,543,805
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class A4, 144A
0.549%(c)	07/25/34	Aaa	1,089	1,077,111
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.484%(c)	11/25/35	B3	4,243	3,569,946
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.019%(c)	07/25/31	Caa2	1,145	985,515
Series 2003-4, Class M2
2.804%(c)	08/25/33	Caa3	232	211,513
Series 2004-1, Class M3
1.229%(c)	02/25/34	B3	2,406	2,184,953
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
6.179%(c)	04/25/33	Caa3	348	325,539
Series 2005-NC1, Class M2
0.929%(c)	12/25/34	Ba3	1,861	1,631,717
Mercedes-Benz Auto Lease Trust,
Series 2013-1A, Class A3
0.590%	02/15/16	AAA(d)	1,282	1,282,005
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A3
0.470%	10/17/16	Aaa	2,077	2,075,973
Series 2013-1, Class A3
0.780%	08/15/17	AAA(d)	484	485,136
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC2, Class M2
1.979%(c)	12/25/33	C	434	340,635
Series 2004-OP1, Class M3
1.199%(c)	11/25/34	Caa1	292	264,619
Series 2004-WMC2, Class M1
1.094%(c)	07/25/34	Ba3	1,076	1,008,244
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC5, Class M1
1.589%(c)	10/25/32	B3	394	358,397
Nationstar Mortgage LLC,
Series 2004-1, Class A3
0.679%(c)	07/25/34	Ba1	755	703,711

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.909%(c)	10/25/33	B3	1,807	$1,746,885
Series 2003-6, Class M1
1.259%(c)	01/25/34	Ba3	1,074	975,386
Series 2003-B, Class M2
2.654%(c)	11/25/33	Caa2	587	542,648
Option One Mortgage Loan Trust,
Series 2003-1, Class M2
3.104%(c)	02/25/33	Ca	283	265,837
Series 2003-2, Class M1
1.154%(c)	04/25/33	B1	1,303	1,091,648
Series 2003-3, Class M1
1.154%(c)	06/25/33	B1	1,064	958,187
Series 2004-2, Class M2
1.754%(c)	05/25/34	Caa3	340	300,949
RAMP Trust,
Series 2004-RS9, Class MII1
1.154%(c)	09/25/34	Ba2	1,459	1,424,564
RASC Trust,
Series 2005-KS2, Class M1
0.824%(c)	03/25/35	Ba3	1,447	1,279,603
Renaissance Home Equity Loan Trust,
Series 2003-2, Class M2A
2.179%(c)	08/25/33	Ca	557	474,912
Series 2003-3, Class A
0.679%(c)	12/25/33	A2	229	222,448
Series 2003-3, Class M1
0.909%(c)	12/25/33	Ba3	1,770	1,654,513
Series 2004-1, Class AV3
0.649%(c)	05/25/34	A3	1,093	977,526
Santander Drive Auto Receivables Trust,
Series 2012-6, Class A2
0.470%	09/15/15	Aaa	704	704,217
Saxon Asset Securities Trust,
Series 2003-2, Class M2
2.804%(c)	06/25/33	Ca	617	530,512
Series 2004-2, Class MV2
1.979%(c)	08/25/35	Ba2	828	761,253
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	AA(d)	221	221,235
Springleaf Funding Trust,
Series 2013-AA, Class A, 144A
2.580%	09/15/21	A(d)	500	497,431
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	NR	259	258,966
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.604%(c)	04/25/33	BB(d)	783	754,151
Series 2003-BC10, Class A4
1.179%(c)	10/25/33	A+(d)	971	902,656
Series 2003-BC11, Class M2
2.729%(c)	10/25/33	CCC(d)	1,515	1,423,247
Series 2004-8, Class M2
1.109%(c)	09/25/34	B3	427	368,076
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	Aaa	545	543,319

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
VFC 2013-1 LLC (Cayman Islands),
Series 2013-1, Class A, 144A
3.130%	03/20/26	NR	774	$774,065
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%	07/20/15	Aaa	270	269,465
Wells Fargo Home Equity Trust,
Series 2004-2, Class M8A, 144A
3.179%(c)	10/25/34	CC(d)	441	357,514
World Omni Automobile Lease Securitization Trust,
Series 2013-A, Class A3
1.100%	12/15/16	Aaa	658	660,056

TOTAL ASSET-BACKED SECURITIES (cost $87,539,032)				88,894,491

BANK LOANS(c) — 0.2%
United States
Alcatel-Lucent USA Inc.,
Term Loan C
5.750%	01/31/19	B1	71	71,924
Altice Financing SA,
Loan
5.500%	07/15/19	B1	65	63,754
Arch Coal, Inc.,
Term Loan
5.750%	05/16/18	Ba3	25	23,992
Arizona Chemicals U.S., Inc.,
Term Loan
5.250%	12/22/17	Ba3	82	82,537
6.250%	12/22/27	Ba3	3	3,446
Avaya, Inc.,
Term Loan B-3
4.760%	10/26/14	B1	247	220,422
BMC Software,
Initial U.S. Term Loan
5.000%	08/07/20	B1	40	39,830
Caesars Entertainment Operating Co., Inc.,
Term Loan B-6
5.490%	01/28/18	B3	319	288,857
Carestream Health, Inc.,
Term Loan
5.000%	05/20/19	B1	25	24,762
CCM Merger, Inc.,
Term Loan
5.000%	03/01/16	B2	91	91,004
CDW Corp.,
Term Loan
3.500%	04/25/20	Ba3	87	85,614
3.500%	04/29/20	Ba3	12	12,114
Ceridian Corp.,
Term Loan
4.420%	05/09/17	B1	100	99,719
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	Ba3	45	44,604
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.830%	01/29/16	Caa1	279	262,206
Tranche Term Loan D
6.930%	01/29/16	Caa1	164	152,205

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Cricket Communications, Inc.,
Term Loan C
4.750%	03/01/20	Ba3	105		$104,644
Dell, Inc.,
Term Loan
4.750%	09/23/20	Ba2	147		144,289
DuPont Performance Coatings,
Initial Term Loan B
4.750%	01/17/20	B1	75		75,175
Edwards Ltd.,
Initial Term Loan (First Lien)
4.750%	03/30/20	B2	72		71,975
Fieldwood Energy,
Term Loan
8.380%	09/25/20	B2	40		39,838
First Data Corp.,
2018 Dollar Term Loan
4.170%	03/23/18	B1	190		187,958
FMG Resources Pty Ltd.,
Term Loan
5.250%	10/12/17	Ba1	153		153,806
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
5.000%	01/30/20	B1	60		59,881
Gymboree Corp.,
Term Loan 2011
5.000%	02/23/18	B2	218		210,154
Interactive Data Corp.,
Term Loan B
3.750%	02/11/18	Ba3	100		99,218
IntraWest Holdings S.A.R.L.,
Term Loan (First Lien)
7.000%	12/03/17	B+(d)	50		50,122
Lawson,
Tranche Term Loan B-2
5.250%	04/05/18	Ba3	67		67,052
McGraw Hill Global Education, LLC.,
Term Loan B
9.000%	02/15/19	B2	45		45,244
Navios Maritime Partners,
Term Loan
5.250%	06/28/18	Ba3	35		35,349
NFR Energy LLC,
Term Loan (Second Lien)
8.750%	01/18/18	Caa1	100		100,188
Noranda Aluminum Acquisition Corp.,
Term Loan B
5.750%	02/28/19	Ba2	69		65,042
OCI Beaumont,
Term Loan B-1
6.250%	08/20/19	B1	10		10,069
Term Loan B-2
6.250%	08/20/19	B1	19		18,931
Ozburn-Hessey Logistics,
Term Loan
6.750%	05/22/19	B3	15		15,289
7.750%	05/23/19	B3	—	(r)	38

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
United States (cont’d.)
R.H. Donnelley, Inc.,
Term Loan
9.750%	10/24/14	Caa3	101		$73,075
RedPrairie,
Loan
6.750%	12/14/18	B1	113		114,074
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/28/18	B1	132		132,215
Rice Energy,
Term Loan
8.500%	09/30/18(g)	NR	27		27,015
Rite Aid Corp.,
Term Loan (Second Lien)
4.880%	06/21/21	B3	189		189,184
5.750%	08/21/20	B3	30		30,700
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	NR	85		84,921
Scientific Games International,
Term Loan
4.250%	09/30/20	Ba2	30		29,705
Sears,
Term Loan
5.750%	06/30/18	Ba3	115		114,066
SourceHOV LLC,
Term Loan (Second Lien)
8.750%	04/30/19	Caa1	31		31,284
Stallion Oilfield,
Term Loan
8.000%	06/11/18	B3	50		50,410
9.000%	06/11/18	B3	—	(r)	127
Station Casinos,
Term Loan B
5.000%	03/01/20	B1	109		110,408
Summit Materials LLC,
Term Loan
5.000%	01/30/19	B1	84		83,613
SUPERVALU, Inc.,
New Term Loan
5.000%	03/18/19	B1	262		260,760
Syniverse Holdings, Inc.,
Trance Term Loan B
4.000%	04/23/19	B1	107		106,114
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.670%	10/10/17	Caa3	369		248,343
4.770%	10/10/17	Caa3	181		121,455
Tronox Finance LLC,
New Term Loan
4.500%	03/20/20	Ba2	16		15,994
Term Loan
4.500%	03/20/20	Ba2	14		14,060
Univision Communications, Inc.,
Converted Extended First-Lien Term Loan
4.500%	02/20/20	B2	143		142,406
Visant Corp.,
Tranche Term Loan B
5.250%	12/22/16	B1	97		94,001

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Walter Investment Management Corp.,
Tranche Term Loan B
5.750%	11/30/17	B2	83	$83,654
Wild Horse Resources LLC,
Term Loan
7.500%	05/28/19	B3	69	67,628

TOTAL BANK LOANS (cost $5,363,778)				5,346,464

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
A10 Securitization LLC,
Series 2013-1A, Class A, 144A
2.400%	11/15/25	NR	672	668,782
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	AAA(d)	1,030	977,732
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	A(d)	905	989,636
Series 2007-PW16, Class AM
5.898%(c)	06/11/40	A2	530	596,164
Series 2007-PW17, Class AMFL, 144A
0.875%(c)	06/11/50	BBB-(d)	855	820,208
CD Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.393%(c)	07/15/44	A3	765	802,503
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	Aa2	330	341,750
CW Capital Cobalt Ltd.,
Series 2006-C1, Class AM
5.254%	08/15/48	BB+(d)	685	700,519
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	Aaa	223	223,083
Fannie Mae-Aces,
Series 2011-M1, Class A3
3.763%	06/25/21	Aaa	1,100	1,158,499
Series 2012-M8, Class ASQ3
1.801%	12/25/19	Aaa	770	758,450
Series 2013-M7, Class A2
2.280%	12/27/22	Aaa	902	830,118
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class AM
6.056%(c)	07/10/38	Aa3	860	940,130
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Class A4
5.399%	05/15/45	Aaa	400	437,768
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	BB-(d)	780	849,285
Series 2007-C2, Class A3
5.430%	02/15/40	A-(d)	830	913,017
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa	540	592,825
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	410	459,040

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	AA(d)		650	$727,481
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AM
5.378%(c)	11/14/42	Aaa		120	127,519
Series 2006-HQ10, Class AM
5.360%	11/12/41	A2		1,000	1,097,110
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	BBB(d)		1,455	1,585,919
Morgan Stanley Capital I, Inc.,
Series 2006-IQ12, Class AM
5.370%	12/15/43	BBB(d)		685	747,734
NorthStar Mortgage Trust,
Series 2012-1, Class A, 144A
1.379%(c)	08/25/29	Aaa		359	358,640
N-Star Real Estate CDO Ltd.,
Series 2013-1A, Class A
2.029%(c)	08/25/29	Aaa		1,201	1,200,500
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	AAA(d)		505	475,201
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.466%(c)	12/15/44	Aaa		1,200	1,283,562
Series 2006-C27, Class A3
5.765%(c)	07/15/45	Aaa		459	495,417

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,740,642)					21,158,592

CONVERTIBLE BONDS — 3.5%
Australia
Paladin Energy Ltd.,
Sr. Unsec’d. Notes
3.625%	11/04/15	NR		400	296,000
6.000%	04/30/17	NR		200	139,000

					435,000

Austria — 0.1%
Steinhoff Finance Holding GmbH,
Gtd. Notes
4.500%	03/31/18	NR	EUR	300	442,991
5.000%	05/22/16	NR	EUR	750	1,174,951

					1,617,942

Belgium — 0.1%
Groupe Bruxelles Lambert SA,
Sr. Unsec’d. Notes
0.125%	09/21/15	NR	EUR	1,600	2,479,288
Nyrstar,
Sr. Unsec’d. Notes
7.000%	07/10/14	NR	EUR	200	277,470

					2,756,758

British Virgin Islands — 0.1%
Billion Express Investments Ltd.,
Gtd. Notes
0.750%	10/18/15	NR		1,600	1,661,600

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
British Virgin Islands (cont’d.)
Wharf Finance 2014 Ltd.,
Gtd. Notes
2.300%	06/07/14	NR	HKD	6,000	$790,044

					2,451,644

Cayman Islands — 0.1%
Agile Property Holdings Ltd.,
Sr. Sec’d. Notes
4.000%	04/28/16	NR		1,100	1,105,500
China Overseas Finance Investment Cayman Ltd.,
Gtd. Notes
34.577%(s)	05/14/14	NR		400	600,000
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
1.210%	02/26/18	NR		750	849,750
TPK Holding Co Ltd.,
Sr. Unsec’d. Notes
3.382%(t)	04/20/14	NR		400	393,000

					2,948,250

Finland — 0.1%
Solidium Oy,
Sr. Unsec’d. Notes
0.500%	09/29/15	NR	EUR	1,100	1,547,810

France — 0.4%
Air France-KLM,
Gtd. Notes
2.030%	02/15/23	NR	EUR	187	2,659,333
AXA SA,
Sub. Notes
3.750%	01/01/17	A3	EUR	100	374,929
BNP Paribas SA,
Sr. Unsec’d. Notes
0.250%	09/21/15	NR	EUR	1,000	1,437,539
Cie Generale des Etablissements Michelin,
Sr. Unsec’d. Notes
4.131%(s)	01/01/17	Baa1	EUR	475	887,196
Faurecia,
Sr. Unsec’d. Notes
3.250%	01/01/18	B3	EUR	3,210	1,125,909
Misarte,
Gtd. Notes
3.250%	01/01/16	NR	EUR	300	728,687
Peugeot SA,
Sr. Unsec’d. Notes
4.450%	01/01/16	B1	EUR	50	1,795,380
Technip SA,
Sr. Unsec’d. Notes
0.250%	01/01/17	BBB+(d)	EUR	520	785,620
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
0.750%	01/01/18	A(d)	EUR	562	1,883,510

					11,678,103

Germany — 0.1%
Adidas AG,
Sr. Unsec’d. Notes
0.250%	06/14/19	NR	EUR	600	993,858

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
Deutsche Post AG,
Sr. Unsec’d. Notes
0.600%	12/06/19	Baa1	EUR	700	$1,230,526
TUI AG,
Sr. Unsec’d. Notes
2.750%	03/24/16	NR	EUR	14	1,211,016

					3,435,400

Hong Kong
Hong Kong Exchanges and Clearing Ltd.,
Gtd. Notes
0.500%	10/23/17	NR		600	641,700

India
Tata Steel Ltd.,
Sr. Unsec’d. Notes
4.500%	11/21/14	NR		800	798,000

Italy
Eni SpA,
Sr. Unsec’d. Notes
0.625%	01/18/16	A(d)	EUR	800	1,108,580

Japan — 0.3%
Aeon Co Ltd.,
Sr. Unsec’d. Notes
0.300%	11/22/13	BBB+(d)	JPY	28,000	421,446
Asahi Group Holdings Ltd.,
Sr. Unsec’d. Notes
1.550%	05/26/28	NR	JPY	75,000	977,415
Bank of Kyoto Ltd. (The),
Sub. Notes
5.230%	03/31/14	NR	JPY	89,000	911,323
Fukuyama Transporting Co. Ltd.,
Sr. Unsec’d. Notes
5.180%	03/22/17	NR	JPY	30,000	393,713
Kadokawa Group Holdings, Inc.,
Sr. Unsec’d. Notes
1.000%	12/18/14	NR	JPY	10,000	137,036
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes
0.500%	03/31/15	NR	JPY	9,000	112,712
Nidec Corp.,
Sr. Unsec’d. Notes
1.900%	09/18/15	NR	JPY	75,000	815,657
Nippon Meat Packers, Inc.,
Sr. Unsec’d. Notes
6.132%(s)	03/03/14	NR	JPY	57,000	650,923
Nomura Research Institute Ltd.,
Sr. Unsec’d. Notes
4.720%	03/31/14	NR	JPY	77,000	795,107
Resorttrust, Inc.,
Sr. Unsec’d. Notes
2.134%(s)	07/27/18	NR	JPY	30,000	341,679
Sawai Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
11.470%	09/17/15	NR	JPY	17,000	253,024
Sekisui House Ltd.,
Sr. Unsec’d. Notes
12.210%	07/05/16	NR	JPY	30,000	414,696

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
18.220%	11/14/14	NR	JPY	21,000	$258,775
Yamato Holdings Co. Ltd.,
Sr. Unsec’d. Notes
8.930%	03/07/16	NR	JPY	50,000	662,928

					7,146,434

Luxembourg — 0.2%
GBL Verwaltung SA,
Gtd. Notes
1.250%	02/07/17	NR	EUR	1,600	2,414,351
Glencore Finance Europe SA,
Gtd. Notes
5.000%	12/31/14	BBB(d)		1,500	1,791,000
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17	NR		2,400	2,465,520

					6,670,871

Mexico — 0.1%
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16	NR		700	891,187
4.875%	03/15/15	NR		500	589,375

					1,480,562

Netherlands — 0.2%
Lukoil International Finance BV,
Gtd. Notes
2.625%	06/16/15	BBB(d)		1,700	1,884,450
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.050%	08/16/17	Aa3		3,000	3,264,300
Volkswagen International Finance NV,
Gtd. Notes, 144A
5.500%	11/09/15	BBB(d)	EUR	600	895,154

					6,043,904

Singapore
CapitaCommercial Trust,
Sr. Unsec’d. Notes
2.500%	09/12/17	NR	SGD	250	214,519
CapitaMall Trust,
Sr. Unsec’d. Notes
2.125%	04/19/14	NR	SGD	250	202,612
Temasek Financial III Pte Ltd.,
Gtd. Notes
2.060%	10/24/14	NR	SGD	1,000	825,714

					1,242,845

South Korea
Lotte Shopping Co. Ltd.,
Sr. Unsec’d. Notes
1.926%(s)	07/05/16	NR	JPY	40,000	413,042
SK Hynix, Inc.,
Sr. Unsec’d. Notes
2.650%	05/14/15	NR		600	678,900

					1,091,942

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Spain — 0.1%
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
1.750%	05/31/18	NR	EUR	900	$1,447,320

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes
1.875%	02/27/17	A-(d)	EUR	500	735,274
2.500%	02/27/15	A-(d)	EUR	150	255,486

					990,760

Switzerland — 0.1%
Schindler Holding AG,
Sr. Unsec’d. Notes
0.375%	06/05/17	NR	CHF	1,505	1,674,996

Taiwan
Pegatron Corp.,
Sr. Unsec’d. Notes
4.030%	02/06/17	NR		200	234,800

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes
4.000%	05/27/16	NR	EUR	1,200	1,859,628

United Kingdom — 0.2%
British Land Co. Jersey Ltd.,
Gtd. Notes
1.500%	09/10/17	NR	GBP	1,300	2,236,539
INTU Jersey Ltd.,
Gtd. Notes
2.500%	10/04/18	NR	GBP	500	852,760
Salamander Energy PLC,
Sr. Unsec’d. Notes
5.000%	03/30/15	NR		100	99,500
Shire PLC,
Sr. Unsec’d. Notes
2.750%	05/09/14	NR		1,100	1,382,700
TUI Travel PLC,
Sr. Unsec’d. Notes
6.000%	10/05/14	NR	GBP	600	1,124,332
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16	BB(d)		1,000	1,007,500

					6,703,331

United States — 1.2%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	12/01/18	NR		210	268,800
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/17	BBB(d)		350	362,250
Sr. Unsec’d. Notes, 144A
4.375%	01/15/19	BBB(d)		300	296,250
4.750%	01/15/18	BBB(d)		621	632,256
Auxilium Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/18	NR		652	674,413

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes, REIT, 144A
3.625%	02/15/14	A-(d)	808	$829,715
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37(a)	Ba3	129	126,743
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19	NR	1,087	1,149,503
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
0.750%	07/15/16	NR	415	450,534
Encore Capital Group, Inc.,
Gtd. Notes, 144A
3.000%	07/01/20	NR	543	641,419
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.000%	05/01/14	Baa1	2	5,569
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.000%	12/01/29	Baa2	299	369,826
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%(c)	12/15/37	B+(d)	280	315,000
2.000%	03/01/42(a)	B+(d)	510	512,550
Hornbeck Offshore Services, Inc.,
Gtd. Notes
1.500%	09/01/19	BB-(d)	400	517,000
Iconix Brand Group, Inc.,
Sr. Sub. Notes, 144A
1.500%	03/15/18	NR	303	368,524
Illumina, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	03/15/16	NR	616	703,010
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35(a)	A-(d)	1,315	1,423,487
3.250%	08/01/39(a)	A2	890	1,101,931
KB Home,
Gtd. Notes
1.375%	02/01/19	B2	557	565,703
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16(a)	Baa1	1,546	1,748,913
Lennar Corp.,
Gtd. Notes, 144A
2.000%	12/01/20	Ba3	304	392,160
3.250%	11/15/21	Ba3	515	854,900
Liberty Interactive LLC,
Sr. Unsec’d. Notes, 144A
0.750%	03/30/43(a)	B2	1,676	1,891,785
Medicines Co. (The),
Sr. Unsec’d. Notes, 144A
1.375%	06/01/17	NR	88	117,645
Medivation, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/17	NR	406	571,191

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Meritage Homes Corp.,
Gtd. Notes
1.875%	09/15/32	B1	260	$279,987
Micron Technology, Inc.,
Sr. Unsec’d. Notes
1.500%	08/01/31	NR	182	336,245
1.875%	06/01/27	Ba3	251	404,110
Sr. Unsec’d. Notes, 144A
1.625%	02/15/33	BB-(d)	171	290,273
Molina Healthcare, Inc.,
Sr. Notes, 144A
1.125%	01/15/20	NR	392	423,115
Newmont Mining Corp.,
Gtd. Notes
1.250%	07/15/14	BBB+(d)	265	267,319
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
2.750%	11/01/31	BB-(d)	367	370,899
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66(a)	B1	1,232	988,680
priceline.com, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/18	BBB(d)	712	914,920
Sr. Unsec’d. Notes, 144A
0.350%	06/15/20	BBB(d)	878	919,156
ProLogis LP,
Gtd. Notes, REIT
3.250%	03/15/15	BBB(d)	245	277,309
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.750%	03/15/18	BBB(d)	281	286,444
Sr. Unsec’d. Notes, 144A
5.875%	01/15/19	BBB(d)	461	472,525
Redwood Trust, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/18	NR	523	551,111
Royal Gold, Inc.,
Sr. Unsec’d. Notes
2.875%	06/15/19	NR	356	341,315
Salesforce.com, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	04/01/18	BB(d)	1,100	1,181,125
Salix Pharmaceuticals Ltd.,
Sr. Notes
1.500%	03/15/19	NR	432	530,010
SanDisk Corp.,
Sr. Unsec’d. Notes
1.500%	08/15/17	BB(d)	1,000	1,322,500
Standard Pacific Corp.,
Gtd. Notes
1.250%	08/01/32	B2	425	524,344
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.550%	03/01/18	BB-(d)	758	787,846
Sunpower Corp.,
Sr. Unsec’d. Notes, 144A
0.750%	06/01/18	NR	168	196,446

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26	A3	450	$466,594
United States Steel Corp.,
Sr. Unsec’d. Notes
2.750%	04/01/19(a)	B1	1,006	1,113,516
Web.com Group, Inc.,
Sr. Unsec’d. Notes
1.000%	08/15/18	NR	324	367,943
WellPoint, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	10/15/42	A-(d)	731	930,654
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/17	NR	425	519,297
Xilinx, Inc.,
Jr. Sub. Notes
3.125%	03/15/37	BBB-(d)	203	328,353

				32,283,113

TOTAL CONVERTIBLE BONDS (cost $91,929,014)				98,289,693

CORPORATE BONDS — 13.6%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18	A1	96	96,138
3.250%	11/21/21	A1	130	129,012
5.000%	09/30/43	A1	559	569,335
6.420%	03/01/26	A1	75	90,027
Bluescope Steel Ltd./Bluescope Steel Finance,
Gtd. Notes, 144A
7.125%	05/01/18	Ba3	21	21,578
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
6.875%	04/01/22	B1	324	324,000
7.000%	11/01/15	B1	75	77,250
8.250%	11/01/19(a)	B1	700	754,250
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16	A2	225	226,175
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	A3	300	325,863
7.625%	08/13/19	A3	300	353,514
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19	Ba3	43	42,785
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	Aaa	400	388,240

				3,398,167

Azerbaijan
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes, MTN
4.750%	03/13/23	Ba1	200	187,750

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Bahamas
Ultrapetrol Bahamas Ltd.,
Mortgage, 144A
8.875%	06/15/21	B3	4	$4,195
Sr. Sec’d. Notes, 144A
8.875%	06/15/21	B3	145	152,975

				157,170

Bermuda — 0.1%
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	Ba3	400	442,000
Catlin Insurance Co. Ltd.,
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49(g)	BBB+(d)	200	204,000
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes, 144A
2.875%	01/15/19	Baa2	92	91,707
MISA Investments Ltd.,
Unsec’d. Notes, PIK, 144A
8.625%	08/15/18	B3	30	30,225
Seadrill Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/17(g)	NR	200	202,000
Weatherford International Ltd.,
Gtd. Notes
6.750%	09/15/40	Baa2	60	62,112
9.875%	03/01/39	Baa2	110	148,423

				1,180,467

Brazil
Caixa Economica Federal,
Sr. Unsec’d. Notes, 144A
2.375%	11/06/17	Baa2	220	205,700

British Virgin Islands
CNOOC Finance 2013 Ltd.,
Gtd. Notes
1.125%	05/09/16	Aa3	200	197,873
3.000%	05/09/23	Aa3	254	228,297

				426,170

Canada — 0.6%
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	05/15/25	Baa3	78	73,418
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17	Aa3	58	57,144
1.450%	04/09/18(a)	Aa3	710	693,829
2.375%	01/25/19	Aa3	365	365,103
2.550%	11/06/22	Aa3	340	315,601
Bank of Nova Scotia,
Sr. Unsec’d. Notes
1.375%	07/15/16	Aa2	325	327,229
1.375%	12/18/17	Aa2	350	343,581
Barrick Gold Corp.,
Sr. Unsec’d. Notes
5.250%	04/01/42	Baa2	20	16,010
6.950%	04/01/19	Baa2	150	171,160

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Bombardier, Inc.,
Sr. Notes, 144A
6.125%	01/15/23(a)	Ba2	68	$68,000
Sr. Unsec’d. Notes, 144A
7.750%	03/15/20	Ba2	200	226,000
Brookfield Residential Properties, Inc.,
Gtd. Notes, 144A
6.500%	12/15/20	B2	80	80,400
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22(a)	B2	37	36,260
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15	Aa3	69	69,198
1.550%	01/23/18	Aa3	125	122,590
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
5.700%	05/15/17	Baa1	400	452,282
6.250%	03/15/38	Baa1	150	167,769
Canadian Oil Sands Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/42	Baa2	240	245,909
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31	Baa3	285	345,223
Cascades, Inc.,
Gtd. Notes
7.750%	12/15/17	Ba3	47	49,115
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19(a)	Aaa	525	582,447
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22(a)	Baa2	885	839,332
4.450%	09/15/42(a)	Baa2	140	125,490
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20	BB-(d)	24	22,920
Enbridge, Inc.,
Sr. Unsec’d. Notes
4.000%	10/01/23	Baa1	490	490,512
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	03/15/17(a)	B2	133	140,980
9.750%	03/15/17	B2	17	18,020
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	Aa2	150	201,581
9.400%	02/01/21	Aa2	50	68,979
Inmet Mining Corp.,
Gtd. Notes, 144A
7.500%	06/01/21	B1	85	87,125
8.750%	06/01/20(a)	B1	75	80,250
Kodiak Oil & Gas Corp.,
Gtd. Notes
8.125%	12/01/19	B3	350	382,375
Gtd. Notes, 144A
5.500%	01/15/21	B3	45	44,213
5.500%	02/01/22	B3	40	39,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21	B3	110	$120,725
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20	B1	63	61,898
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24	B1	100	100,625
Mood Media Corp.,
Gtd. Notes, 144A
9.250%	10/15/20(a)	B3	30	25,650
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20	B2	30	30,900
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22(a)	B2	40	38,900
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	Ba2	30	30,075
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20(a)	B2	160	175,600
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17	A3	225	235,166
Precision Drilling Corp.,
Gtd. Notes
6.500%	12/15/21(a)	Ba1	130	135,850
Province of Ontario Canada,
Sr. Unsec’d. Notes
2.300%	05/10/16	Aa2	175	181,598
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	B2	440	414,700
Rogers Communications, Inc.,
Gtd. Notes
4.100%	10/01/23	Baa1	160	160,496
5.450%	10/01/43	Baa1	95	94,142
8.750%	05/01/32	Baa1	240	319,123
Sr. Unsec’d. Notes
4.000%	10/01/23	Baa1	160	155,031
5.250%	10/01/43	Baa1	95	92,650
Royal Bank of Canada,
Covered Bonds
1.200%	09/19/17	Aaa	528	521,736
2.000%	10/01/19	Aaa	477	478,746
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16	Aa3	545	543,382
2.200%	07/27/18	Aa3	165	165,527
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34	Baa1	150	163,876
6.100%	06/01/18	Baa1	810	948,815
6.500%	06/15/38	Baa1	261	304,157
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
5.850%	02/01/37	Baa2	150	145,861
6.250%	02/01/38	Baa2	155	157,085

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19(a)	B3	65	$64,025
Teck Resources Ltd.,
Gtd. Notes
4.500%	01/15/21	Baa2	150	148,548
Telesat Canada/Telesat LLC,
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	B3	75	78,000
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	Baa1	405	411,465
5.850%	04/15/40	Baa1	100	105,692
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18	Aa1	669	652,691
Total Capital Canada Ltd.,
Gtd. Notes
0.648%(c)	01/15/16	Aa1	36	36,172
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
0.750%	01/15/16	A3	150	149,142
7.125%	01/15/19	A3	100	121,703
7.250%	08/15/38	A3	125	160,479
Trinidad Drilling Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	01/15/19(a)	B1	100	105,500
Valeant Pharmaceuticals International,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/18(a)	B1	119	127,330
7.500%	07/15/21(a)	B1	117	126,068
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	Baa2	185	172,839
5.550%	10/25/42	Baa2	180	157,179

				15,768,192

Cayman Islands — 0.1%
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	A3	200	183,225
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	Baa2	130	118,380
Odebrecht Offshore Drilling Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.750%	10/01/22	Baa3	200	205,000
Petrobras International Finance Co.,
Gtd. Notes
7.875%	03/15/19	Baa1	220	253,238
Seagate HDD Cayman,
Gtd. Notes
7.000%	11/01/21	Ba1	159	176,490
Shelf Drilling Holdings Ltd.,
Sr. Sec’d. Notes, 144A
8.625%	11/01/18(a)	B1	60	63,750
Siem Industries, Inc.,
Sr. Sec’d. Notes
1.000%	09/12/19	NR	200	205,880

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Cayman Islands (cont’d.)
TPK Holding Co. Ltd.,
Sr. Unsec’d. Notes
1.974%(s)	10/01/17	NR		500	$502,500
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22	Baa3		199	187,377
6.375%	12/15/21	Baa3		255	283,450
6.500%	11/15/20	Baa3		100	111,625
UPCB Finance III Ltd.,
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	Ba3		650	689,000
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22(a)	Baa2		480	462,453

					3,442,368

China
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	Aa3		200	195,018

Costa Rica
Instituto Costarricense De Electricidad,
Sr. Unsec’d. Notes
6.950%	11/10/21	Baa3		200	205,500

Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17	Ba2		200	205,000

Curacao
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
2.950%	12/18/22	A3		135	125,081
3.650%	11/10/21	A3		635	630,264

					755,345

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19	B1		62	62,930
6.625%	05/15/39	B1		20	19,200

					82,130

France — 0.2%
BNP Paribas SA,
Sr. Unsec’d. Notes
0.250%	09/27/16	NR	EUR	1,100	1,581,144
Sr. Unsec’d. Notes, MTN
2.700%	08/20/18(a)	A2		525	531,004
3.250%	03/03/23	A2		210	196,680
France Telecom SA,
Sr. Unsec’d. Notes
5.375%	01/13/42	A3		269	258,521
8.750%	03/01/31	A3		120	159,714
Orpea,
Sr. Unsec’d. Notes
1.750%	01/01/20	NR	EUR	1,232	795,317
Sanofi,
Sr. Unsec’d. Notes
1.250%	04/10/18	A1		460	449,073

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France (cont’d.)
Societe Generale SA,
Sr. Unsec’d. Notes
2.625%	10/01/18	A2		800	$801,690
Total Capital International SA,
Gtd. Notes
1.000%	08/12/16(a)	Aa1		325	325,787
2.700%	01/25/23	Aa1		200	186,204
2.875%	02/17/22	Aa1		200	191,875
3.700%	01/15/24	Aa1		120	120,537
Total Capital SA,
Gtd. Notes
4.125%	01/28/21(a)	Aa1		650	691,035

					6,288,581

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, 144A
7.750%	07/11/22	BB-(d)		200	209,000

Indonesia
Pertamina Persero PT,
Sr. Unsec’d. Notes
5.250%	05/23/21	Baa3		300	284,250
Sr. Unsec’d. Notes, 144A
5.625%	05/20/43	Baa3		200	156,000
6.500%	05/27/41	Baa3		200	174,000

					614,250

Ireland — 0.1%
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20	B3		450	477,000
Sr. Sec’d. Notes, 144A
7.375%	10/15/17(a)	Ba3		230	246,100
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	B3		200	192,000
Federal Grid Co. OJS via Federal Grid Finance Ltd.,
Unsec’d. Notes, MTN
8.446%	03/13/19	Baa3	RUB	7,600	235,143
Russian Railways via RZD Capital Ltd.,
Sr. Unsec’d. Notes
5.700%	04/05/22	Baa1		500	509,375
XL Group PLC,
Sr. Unsec’d. Notes
6.375%	11/15/24	Baa2		135	154,811

					1,814,429

Italy
Prysmian SpA,
Sr. Unsec’d. Notes
1.250%	03/08/18	NR	EUR	300	443,843

Japan
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
2.700%	09/09/18	Aa3		400	406,050
4.100%	09/09/23	Aa3		200	203,068

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Japan (cont’d.)
Softbank Corp.,
Gtd. Notes, 144A
4.500%	04/15/20(a)	Ba1	200	$192,200

				801,318

Kazakhstan
KazMunayGas National Co.,
Gtd. Notes
7.000%	05/05/20	Baa3	240	270,600
9.125%	07/02/18	Baa3	220	269,500
Sr. Unsec’d. Notes, 144A
5.750%	04/30/43	Baa3	330	289,575

				829,675

Luxembourg — 0.2%
ArcelorMittal,
Sr. Unsec’d. Notes
5.000%	02/25/17(a)	Ba1	100	104,000
6.750%	02/25/22(a)	Ba1	465	489,413
7.500%	10/15/39	Ba1	240	227,400
10.350%	06/01/19	Ba1	100	123,000
ConvaTec Healthcare E SA,
Gtd. Notes, 144A
10.500%	12/15/18	B3	200	226,000
Intelsat Jackson Holdings SA,
Gtd. Notes
7.250%	10/15/20(a)	B3	1,000	1,067,500
7.500%	04/01/21(a)	B3	295	318,600
Gtd. Notes, 144A
6.625%	12/15/22(a)	Caa1	40	39,700
Intelsat Luxembourg SA,
Gtd. Notes, 144A
7.750%	06/01/21(a)	Caa2	545	564,075
8.125%	06/01/23(a)	Caa2	120	126,600
Mallinckrodt International Finance SA,
Gtd. Notes, 144A
3.500%	04/15/18	Ba2	14	13,775
4.750%	04/15/23	Ba2	52	49,442
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	B2	20	20,025
NII International Telecom Sarl,
Gtd. Notes, 144A
11.375%	08/15/19	B2	81	83,835
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes
7.750%	05/29/18	Baa3	300	337,500
Schlumberger Investment SA,
Gtd. Notes, 144A
2.400%	08/01/22	A1	50	45,935
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/19(a)	B2	418	414,865
Tyco International Finance SA,
Gtd. Notes
8.500%	01/15/19	A3	120	148,444
VTB Bank OJSC Via VTB Capital SA,
Sub. Notes, 144A
6.950%	10/17/22	Ba1	200	198,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	Ba3	475	$491,625

				5,090,234

Marshall Islands
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes
9.250%	04/15/19	B3	129	138,675
Teekay Corp.,
Sr. Unsec’d. Notes
8.500%	01/15/20	B2	25	26,750

				165,425

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
5.000%	10/16/19	A2	200	217,445
5.000%	03/30/20	A2	330	354,807
6.125%	03/30/40	A2	100	104,483
Sr. Unsec’d. Notes
1.256%(c)	09/12/16	A2	350	350,001
3.125%	07/16/22	A2	945	869,833
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
7.250%	01/15/21	B+(d)	200	199,500
Metalsa SA De CV,
Gtd. Notes, 144A
4.900%	04/24/23	BB+(d)	150	136,500
Petroleos Mexicanos,
Gtd. Notes
2.286%(c)	07/18/18	Baa1	30	30,900
3.500%	07/18/18	Baa1	10	10,125
4.875%	01/24/22	Baa1	100	102,000
4.875%	01/18/24	Baa1	60	60,000
5.500%	01/21/21	Baa1	730	781,100
6.000%	03/05/20	Baa1	590	654,900
6.500%	06/02/41	Baa1	470	487,098
Red De Carreteras De Occidente Sapib De CV,
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	BBB(d)	MXN 2,140	144,193

				4,502,885

Netherlands — 0.2%
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27(a)	BBB-(d)	88	111,118
Bluewater Holding BV,
Gtd. Notes
3.268%(c)	07/17/14(g)	NR	100	99,250
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22	Aa2	375	375,457
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17	Baa1	1,475	1,496,469
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	Baa1	30	29,494

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
3.400%	04/01/22	Baa1	300	$293,550
ING Bank NV,
Sr. Unsec’d. Notes, 144A
1.375%	03/07/16	A2	250	248,755
Unsec’d. Notes, 144A
2.000%	09/25/15	A2	200	202,722
Koninklijke Philips Electronics NV,
Sr. Unsec’d. Notes
3.750%	03/15/22	A3	180	179,516
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21	Baa1	150	171,200
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	02/15/21	B3	250	253,750
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23(a)	Baa1	95	86,905
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/21(a)	Ba2	250	242,500
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	B1	42	39,060
6.500%	05/15/19(a)	B1	350	376,250
Shell International Finance BV,
Gtd. Notes
2.250%	01/06/23	Aa1	730	657,420
2.375%	08/21/22	Aa1	655	602,588
3.400%	08/12/23	Aa1	175	173,011
4.300%	09/22/19	Aa1	150	165,589
4.550%	08/12/43	Aa1	195	192,109
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
5.750%	10/17/16	Aa3	180	204,527
6.125%	08/17/26	Aa3	160	189,499
VimpelCom Holdings BV,
Gtd. Notes, 144A
7.504%	03/01/22	Ba3	200	210,750

				6,601,489

Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17(a)	A1	510	534,475
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	Aa2	168	163,258
2.450%	01/17/23	Aa2	155	141,637
6.700%	01/15/18	Aa2	20	23,758
7.250%	09/23/27	Aa2	160	208,845

				1,071,973

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	BBB+(d)	70	68,425

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Peru (cont’d.)
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23	BBB-(d)	200	$180,000

				248,425

South Africa
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	08/06/23	Baa3	320	328,486

Spain — 0.1%
Cemex Espana Luxembourg,
Sr. Sec’d. Notes, 144A
9.250%	05/12/20	B+(d)	540	580,500
9.875%	04/30/19	B+(d)	150	168,000
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18(a)	Baa2	151	148,990
4.570%	04/27/23	Baa2	420	402,770
5.877%	07/15/19	Baa2	100	108,313
6.421%	06/20/16	Baa2	100	109,879

				1,518,452

Sri Lanka
Bank of Ceylon,
Sr. Unsec’d. Notes, 144A
6.875%	05/03/17	B1	200	199,500

Sweden — 0.2%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18(a)	Aa3	560	545,220
3.125%	03/20/17(a)	Aa3	395	412,696
Sub. Notes, 144A
4.250%	09/21/22	Baa1	295	291,591
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	A1	1,325	1,297,732
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	Aaa	309	298,741
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
2.500%	01/25/19	Aa3	1,105	1,109,418
Swedbank AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	A1	295	290,062
2.125%	09/29/17	A1	1,050	1,058,646

				5,304,106

Switzerland — 0.1%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19	A1	100	113,022
Sub. Notes
5.400%	01/14/20	Baa2	815	892,098
Credit Suisse AG,
Sub. Notes, 144A
6.500%	08/08/23(a)	BBB-(d)	325	329,063

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18	A2	150	$173,060
5.875%	12/20/17	A2	200	230,904
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	Baa2	100	98,971

				1,837,118

United Kingdom — 0.5%
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.750%	02/23/15	A2	200	205,250
5.000%	09/22/16	A2	200	220,723
Sub. Notes, 144A
6.050%	12/04/17	Baa3	310	344,346
10.179%	06/12/21	Baa3	125	161,903
BAT International Finance PLC,
Gtd. Notes, 144A
1.400%	06/05/15	A3	50	50,452
3.250%	06/07/22	A3	175	170,882
BP Capital Markets PLC,
Gtd. Notes
1.375%	11/06/17(a)	A2	311	306,296
3.200%	03/11/16	A2	940	986,817
3.245%	05/06/22	A2	840	811,034
3.561%	11/01/21	A2	360	358,087
Gtd. Notes, MTN
2.241%	09/26/18(a)	A2	200	200,200
British Telecommunications PLC,
Sr. Unsec’d. Notes
1.625%	06/28/16	Baa2	200	201,080
2.000%	06/22/15	Baa2	865	880,827
9.625%	12/15/30	Baa2	50	74,039
CEVA Group PLC,
Sr. Sec’d. Notes, 144A
8.375%	12/01/17	B2	300	302,250
Diageo Capital PLC,
Gtd. Notes
2.625%	04/29/23	A3	230	211,847
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	Baa1	100	106,142
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22	A1	1,180	1,132,184
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, 144A
2.500%	06/25/15	A-(d)	860	873,262
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15	Aa3	200	209,238
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18(a)	Aa3	330	320,766
4.125%	08/12/20	Aa3	705	740,536
4.750%	01/19/21	Aa3	300	324,199
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	Aa3	250	254,377

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
4.875%	01/14/22	Aa3	220	$237,349
5.100%	04/05/21	Aa3	920	1,013,410
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20	B1	850	911,625
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23	Ba2	150	146,625
New Look Bondco I PLC,
Sr. Sec’d. Notes, 144A
8.375%	05/14/18(a)	B1	200	200,500
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18(a)	A3	200	197,193
2.875%	08/21/22	A3	640	588,077
Royal Bank of Scotland Group PLC,
Sub. Notes
6.125%	12/15/22(a)	Ba2	445	448,302
Schlumberger Oilfield UK PLC,
Gtd. Notes, 144A
4.200%	01/15/21	A1	205	218,392
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	A3	300	299,760
Swiss Re Capital I LP,
Gtd. Notes, 144A
6.854%(c)	05/29/49	Baa1	188	196,496
Virgin Media Finance PLC,
Gtd. Notes
8.375%	10/15/19	B2	67	72,695
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18	A3	100	97,217
2.500%	09/26/22	A3	150	133,193
4.375%	02/19/43	A3	325	282,550

				14,490,121

United States — 10.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15	Baa1	410	411,483
1.750%	11/06/17	Baa1	1,254	1,243,705
4.400%	11/06/42	Baa1	140	126,752
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
6.125%	03/15/21	B3	48	48,480
Accellent, Inc.,
Sr. Sec’d. Notes
8.375%	02/01/17	B1	300	312,375
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20(a)	B1	100	100,125
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	B3	230	218,500
ACE INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23	A3	170	159,570

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17	Baa3	195	$193,775
3.250%	10/01/22	Baa3	382	358,129
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21	Ba2	40	40,050
6.125%	09/15/23	Ba2	25	25,125
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22	Ba2	27	22,826
4.125%	06/15/23	Ba2	323	288,201
Sr. Unsec’d. Notes, 144A
6.250%	10/15/21	Ba2	115	116,725
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	Baa3	250	246,295
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	10/15/17	Ba3	30	34,500
8.000%	06/01/20(a)	Ba3	400	456,000
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22(a)	Baa2	560	516,786
Aflac, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/23	A3	125	122,070
4.000%	02/15/22	A3	100	102,593
6.900%	12/17/39	A3	100	123,801
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	Baa1	180	182,835
4.400%	06/01/43	Baa1	83	75,551
AIG Sunamerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	A2	150	183,625
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18	B2	95	103,550
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	A2	70	60,684
6.000%	03/01/39	A2	95	112,068
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29	CCC+(d)	766	647,270
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18	B2	12	12,540
7.875%	11/01/20	B2	35	36,137
Alliance One International, Inc.,
Sec’d. Notes, 144A
9.875%	07/15/21	Caa1	25	23,500
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19	B3	300	318,750
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	A3	142	137,513

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sub. Notes
5.750%(c)	08/15/53	Baa1	325	$316,875
Ally Financial, Inc.,
Gtd. Notes
5.500%	02/15/17	B1	640	671,658
6.250%	12/01/17(a)	B1	1,245	1,331,338
7.500%	09/15/20	B1	55	61,806
8.000%	11/01/31(a)	B1	440	495,000
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19(a)	B3	80	66,800
9.750%	04/15/18	B3	25	25,375
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18	B3	101	106,555
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	1,220	1,117,353
4.250%	08/09/42	Baa1	180	149,853
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22(a)	Baa1	650	592,382
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20(a)	Caa1	450	513,000
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25(a)	BBB-(d)	200	187,500
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust, 144A
4.950%	07/15/24	BBB-(d)	507	509,535
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19	B2	250	278,750
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17	A2	250	289,912
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	A3	705	689,186
2.650%	12/02/22	A3	603	553,834
American Express Credit Corp.,
Sr. Unsec’d. Notes
1.300%	07/29/16(a)	A2	605	608,623
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18	A1	200	196,753
2.125%	02/28/17	A1	275	278,489
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/58(a)(g)	Baa2	275	321,887
Sr. Unsec’d. Notes
3.375%	08/15/20(a)	Baa1	780	780,475
4.125%	02/15/24	Baa1	165	165,114
4.875%	09/15/16(a)	Baa1	515	564,127
6.400%	12/15/20	Baa1	555	654,019
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23(a)	Baa3	235	206,284

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American Tower Trust I,
Sec’d. Notes, 144A
1.551%	03/15/43	Aaa	225	$219,377
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	Baa1	47	42,836
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23	A3	280	283,279
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2	210	210,471
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	Baa1	250	246,491
5.650%	06/15/42	Baa1	290	300,758
6.375%	06/01/37	Baa1	200	224,935
6.400%	02/01/39	Baa1	137	153,289
Amkor Technology, Inc.,
Gtd. Notes
7.375%	05/01/18(a)	B2	250	262,813
Sr. Unsec’d. Notes
6.625%	06/01/21	B2	70	68,075
AmSouth BanCorp,
Sub. Debs.
6.750%	11/01/25	Ba2	170	182,467
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20	Ba3	42	42,000
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	Baa3	350	420,157
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Baa3	685	796,297
8.700%	03/15/19	Baa3	100	128,578
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.250%	01/17/18(a)	A3	180	176,372
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	A3	985	911,239
5.375%	01/15/20	A3	145	166,665
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19	Ba3	100	103,000
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20	B1	97	97,970
Apache Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/21	A3	100	102,508
4.250%	01/15/44	A3	270	236,205
5.100%	09/01/40	A3	145	143,279
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	Baa2	125	145,678

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Apple, Inc.,
Sr. Unsec’d. Notes
0.516%(c)	05/03/18	Aa1	214	$213,134
2.400%	05/03/23	Aa1	364	329,486
3.850%	05/04/43(a)	Aa1	740	620,085
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20	B3	45	45,450
Arch Coal, Inc.,
Gtd. Notes
7.000%	06/15/19(a)	Caa1	130	100,750
8.750%	08/01/16	Caa1	65	65,000
Gtd. Notes, 144A
9.875%	06/15/19	Caa1	25	22,250
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	Baa1	75	71,281
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	Baa3	26	26,225
6.000%	04/01/20	Baa3	150	163,278
7.500%	01/15/27	Baa3	100	116,320
Artesyn Escrow, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/20	B3	34	34,170
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20(g)	Caa2	25	25,500
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22	Ba1	55	51,563
Sr. Unsec’d. Notes
3.875%	04/15/18	Ba1	85	83,937
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	B1	200	211,500
Associates Corp. of North America,
Sr. Unsec’d. Notes
6.950%	11/01/18	Baa2	97	115,222
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	A3	110	107,378
1.700%	06/01/17(a)	A3	485	483,463
2.625%	12/01/22(a)	A3	175	156,850
3.000%	02/15/22	A3	100	93,780
4.300%	12/15/42	A3	1,325	1,103,158
4.350%	06/15/45	A3	250	206,362
5.625%	06/15/16	A3	55	61,206
5.800%	02/15/19	A3	200	230,347
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/21	B2	100	90,375
5.875%	08/01/23	B2	81	76,140
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19	Baa1	300	386,227
Audatex North America, Inc.,
Gtd. Notes
6.750%	06/15/18	Ba2	60	63,600

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
6.000%	06/15/21(a)	Ba2	340	$346,800
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	Baa1	355	360,484
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	Caa1	70	56,700
Sr. Sec’d. Notes, 144A
7.000%	04/01/19(a)	B1	840	785,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	B2	21	19,425
8.250%	01/15/19(a)	B2	650	705,250
9.750%	03/15/20	B2	100	115,250
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	Ba1	100	97,000
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	Baa1	315	297,911
3.350%	07/01/23	Baa1	230	224,055
3.500%	11/15/21	Baa1	110	111,027
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49(a)	B1	1,795	1,952,063
Sr. Unsec’d. Notes
1.500%	10/09/15	Baa2	590	593,226
3.750%	07/12/16	Baa2	1,150	1,218,638
5.625%	10/14/16	Baa2	300	334,505
5.625%	07/01/20	Baa2	150	168,063
5.650%	05/01/18	Baa2	250	282,131
5.750%	12/01/17	Baa2	200	225,617
5.875%	01/05/21	Baa2	100	113,334
6.000%	09/01/17	Baa2	130	147,215
7.625%	06/01/19(a)	Baa2	675	827,728
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	Baa2	1,270	1,248,983
3.300%	01/11/23	Baa2	1,179	1,104,440
3.625%	03/17/16	Baa2	400	420,674
5.000%	05/13/21	Baa2	350	375,911
5.875%	02/07/42	Baa2	270	299,776
Sub. Notes
5.420%	03/15/17	Baa3	400	438,933
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	Aa3	495	506,747
5.450%	05/15/19	Aa3	100	115,255
Sub. Notes
4.500%(c)	12/29/49	Baa1	360	311,400
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18	B2	38	37,905
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa2	295	274,096
5.700%	05/30/41	Baa2	260	218,558

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	02/15/19	B2	20	$20,200
7.750%	10/15/22	B2	53	51,277
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18(a)	A3	91	90,919
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17	A2	200	198,588
2.050%	06/19/18	A2	83	82,667
3.200%	03/15/16	A2	200	209,586
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21	B3	117	116,123
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/22	Ba2	200	198,500
Beam, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22	Baa2	100	97,299
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22	Ba2	265	255,725
BellSouth Corp.,
Sr. Unsec’d. Notes
6.550%	06/15/34	A-(d)	200	214,851
6.875%	10/15/31	A-(d)	14	15,632
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.000%	05/15/22	Aa2	380	369,074
5.750%	01/15/40	Aa2	180	199,557
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.750%	08/15/21	Aa2	350	363,847
4.500%	02/11/43(a)	Aa2	345	321,490
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18	Caa1	160	173,200
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18	Baa2	45	46,237
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	B1	200	193,500
7.625%	10/01/19(a)	B1	75	76,500
BI-LO LLC/BI-LO Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	09/15/18	Caa1	31	31,465
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20(a)	B3	625	645,313
6.500%	10/01/20	Caa1	150	152,063
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	A2	495	678,735
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20	B2	21	21,735

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
6.375%	11/01/20	B2	47	$48,645
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	Ba3	100	113,000
Bonanza Creek Energy, Inc.,
Gtd. Notes
6.750%	04/15/21	B3	60	60,600
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	Baa2	220	201,533
3.800%	02/01/24	Baa2	105	100,927
3.850%	02/01/23	Baa2	425	414,007
4.125%	05/15/21	Baa2	150	154,321
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22	B3	475	473,813
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	A2	140	125,885
3.250%	08/01/42	A2	40	32,012
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3	195	209,625
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	B3	489	529,343
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16	Baa2	100	105,601
8.500%	06/15/19	Baa2	100	124,516
Burger King Corp.,
Gtd. Notes
9.875%	10/15/18	B3	95	106,637
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	A3	510	512,506
4.450%	03/15/43	A3	315	286,544
5.750%	05/01/40	A3	345	376,258
7.950%	08/15/30	A3	100	131,272
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	B1	101	98,980
7.750%	04/15/18	B1	15	16,800
8.000%	04/15/20	B1	135	150,525
8.625%	09/15/17	B1	10	11,475
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
8.500%	02/15/20(a)	B3	1,845	1,697,400
9.000%	02/15/20(a)	B3	300	281,250
Caesars Entertainment Resorts Properties,
First Lien
8.000%	10/01/20	B2	100	100,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	07/31/20(a)	B1	532	573,230
7.875%	01/15/23	B1	500	526,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes
9.625%	08/01/20	B2	100	$110,500
Camden Property Trust,
Sr. Unsec’d. Notes
4.875%	06/15/23	Baa1	245	257,449
5.700%	05/15/17	Baa1	231	256,829
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	B1	50	50,875
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)	Baa1	955	893,257
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15	Baa1	91	90,542
2.150%	03/23/15	Baa1	1,555	1,580,045
4.750%	07/15/21	Baa1	145	153,425
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/43	Baa2	205	187,364
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19	A2	250	307,022
Carolina Power & Light Co.,
First Mortgage
4.100%	03/15/43	Aa3	145	131,802
5.700%	04/01/35	Aa3	100	110,249
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	Ba1	300	348,750
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	Caa1	90	89,550
Catalent Pharma Solutions, Inc.,
Gtd. Notes
7.875%	10/15/18	Caa1	88	88,660
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	11/06/17(a)	A2	130	127,597
2.850%	06/01/22	A2	225	215,006
7.150%	02/15/19	A2	200	246,319
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.500%	06/26/17	A2	345	343,137
3.803%	08/15/42	A(d)	245	209,705
CBS Corp.,
Gtd. Notes
1.950%	07/01/17	Baa2	420	422,273
5.900%	10/15/40(a)	Baa2	100	100,918
7.875%	09/01/23	Baa2	100	120,963
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19(a)	Caa2	10	10,425
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	B1	86	81,270
6.500%	04/30/21	B1	122	123,830
7.000%	01/15/19	B1	250	264,687

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
7.375%	06/01/20(a)	B1	1,395	$1,506,600
8.125%	04/30/20	B1	25	27,187
Gtd. Notes, 144A
5.250%	03/15/21	B1	151	144,960
5.750%	09/01/23	B1	20	18,950
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	B3	500	552,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.250%	03/15/21	B1	48	45,840
Celanese US Holdings LLC,
Gtd. Notes
6.625%	10/15/18	Ba2	75	81,000
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	Baa2	65	61,635
3.950%	10/15/20	Baa2	100	102,675
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.500%	11/15/18	A3	250	320,371
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	Baa2	110	127,421
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18	Baa2	100	117,959
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	B3	400	395,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22(a)	Ba2	500	470,000
Cenveo Corp.,
Sec’d. Notes
8.875%	02/01/18(a)	B3	95	94,525
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	B3	15	14,137
6.375%	09/15/20(a)	B3	54	55,080
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	B1	60	68,700
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21	Caa3	67	77,553
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.225%	09/01/22	A2	100	96,958
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21(a)	B1	64	63,840
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16	Ba3	25	25,094
5.375%	06/15/21(a)	Ba3	60	59,850
6.125%	02/15/21(a)	Ba3	58	60,175
6.875%	11/15/20	Ba3	210	226,800

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22(a)	Ba3	425	$436,687
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc,
Gtd. Notes
6.625%	11/15/19(a)	Ba3	110	111,925
Chevron Corp.,
Sr. Unsec’d. Notes
1.718%	06/24/18	Aa1	385	383,753
2.427%	06/24/20	Aa1	157	155,193
3.191%	06/24/23	Aa1	95	93,309
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21(a)	B1	1,000	1,120,000
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	B3	235	237,350
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	Baa2	675	689,217
Cimarex Energy Co.,
Gtd. Notes
5.875%	05/01/22	Ba1	70	70,700
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	B3	31	32,783
8.750%	03/15/18(a)	Caa1	28	29,575
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	B2	250	230,000
5.125%	12/15/22	B2	10	9,375
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	A1	285	313,858
5.500%	01/15/40	A1	160	178,361
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	Ba3	365	356,787
5.250%	03/15/18(a)	Ba3	450	471,375
Sr. Unsec’d. Notes, 144A
6.625%	04/01/18(a)	Ba3	270	297,000
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17	Ba2	100	109,750
Citigroup Funding, Inc.,
Sr. Unsec’d. Notes, MTN, 144A
24.000%	05/26/15	NR	200	142,744
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49	B1	330	287,100
Sr. Unsec’d. Notes
1.700%	07/25/16	Baa2	375	376,705
2.500%	09/26/18(a)	Baa2	425	422,640
3.375%	03/01/23(a)	Baa2	572	544,297
4.450%	01/10/17	Baa2	200	216,554
4.500%	01/14/22(a)	Baa2	620	649,780
4.587%	12/15/15	Baa2	200	213,917
4.750%	05/19/15	Baa2	366	387,338
5.875%	01/30/42(a)	Baa2	415	461,417

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.125%	11/21/17	Baa2	300	$344,994
8.125%	07/15/39(a)	Baa2	75	104,162
8.500%	05/22/19	Baa2	340	434,262
Sub. Notes
0.528%(c)	06/09/16(a)	Baa3	620	605,210
5.500%	09/13/25	Baa3	115	118,272
6.675%	09/13/43(a)	Baa3	410	441,526
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20(a)	Caa2	39	38,123
Sec’d. Notes
8.875%	03/15/19(a)	Caa2	222	237,540
Sr. Sec’d. Notes, 144A
9.000%	03/15/19(a)	B2	1,000	1,107,500
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	Ba2	35	33,819
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	Caa1	57	55,860
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22(a)	B1	1,810	1,845,890
7.625%	03/15/20	B3	339	350,017
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	Ba2	40	36,000
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15	Baa3	168	175,770
14.750%	12/01/16	Baa3	130	177,775
Cleaver-Brooks, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/19	B2	19	20,520
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17	Baa1	200	242,331
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	Aa3	235	223,126
CMS Energy Corp,
Sr. Unsec’d. Notes
8.750%	06/15/19	Baa3	80	102,770
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	Baa2	100	112,661
6.500%	08/15/16	Baa2	100	113,090
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	B3	176	162,800
CNL Lifestyle Properties, Inc.,
Gtd. Notes, REIT
7.250%	04/15/19	Ba3	80	82,000
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.150%	04/01/18	Aa3	107	104,648
Coeur Mining, Inc.,
Gtd. Notes, 144A
7.875%	02/01/21	B3	79	79,790

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Colonial Realty LP,
Sr. Unsec’d. Notes
6.250%	06/15/14	Baa3	1,400	$1,451,373
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	A3	200	281,945
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43(a)	A3	75	70,557
4.650%	07/15/42	A3	55	52,301
5.850%	11/15/15	A3	100	110,344
5.900%	03/15/16	A3	100	111,768
6.450%	03/15/37(a)	A3	300	358,173
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba2	5	4,500
6.500%	07/15/17	Ba2	65	70,200
7.350%	08/15/18	Ba2	70	75,950
CommonWealth REIT,
Sr. Unsec’d. Notes, REIT
6.650%	01/15/18	Baa3	375	407,625
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	B3	300	327,750
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21	Caa1	48	47,280
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	B3	210	217,350
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16	Baa2	51	51,053
2.100%	03/15/18	Baa2	34	33,729
3.200%	01/25/23(a)	Baa2	195	182,426
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22(a)	Ba3	125	134,063
7.000%	01/15/21	Ba3	100	109,500
Concur Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	06/15/18	NR	293	354,347
ConocoPhillips,
Gtd. Notes
1.050%	12/15/17	A1	125	121,523
6.500%	02/01/39	A1	240	301,809
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	A1	200	252,478
CONSOL Energy, Inc.,
Gtd. Notes
6.375%	03/01/21	B1	250	256,250
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.950%	03/01/43	A3	240	213,143
5.850%	04/01/18(a)	A3	240	280,771
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	Ba1	28	25,865

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.250%	05/01/23(a)	Ba1	56	$51,380
6.000%	05/01/22	Ba1	35	37,275
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	A2	150	175,681
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18(g)	B1	522	551,947
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/29/24(a)	Baa2	32	30,960
Continental Resources, Inc.,
Gtd. Notes
7.125%	04/01/21	Ba2	190	212,325
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.950%	03/15/17	Baa2	800	906,931
COX Communications Inc,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	Baa2	145	185,434
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	B3	45	46,350
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20	Caa1	125	141,563
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B2	407	432,437
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23(a)	Ba2	66	60,390
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23(a)	B1	169	155,480
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21	Ba3	15	16,050
8.625%	02/15/19	Ba3	415	481,400
CST Brands, Inc.,
Gtd. Notes, 144A
5.000%	05/01/23	Ba3	188	177,190
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44(a)	Baa2	130	110,150
4.750%	05/30/42	Baa2	130	124,082
6.000%	10/01/36	Baa2	80	89,660
7.900%	05/01/17	Baa2	200	237,495
Cubist Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	09/01/18	NR	227	245,302
1.875%	09/01/20	NR	243	261,529
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes
6.500%	11/01/22	B2	130	126,263
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	Baa1	475	438,891
5.750%	05/15/41	Baa1	260	285,204

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CyrusOne LP/CyrusOne Finance Corp,
Gtd. Notes
6.375%	11/15/22(a)	B2	61	$60,543
D.R. Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	Ba2	9	8,190
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31	A3	170	244,031
Gtd. Notes, 144A
1.875%	01/11/18	A3	335	331,666
2.250%	07/31/19	A3	150	146,861
2.300%	01/09/15	A3	1,000	1,015,748
2.950%	01/11/17	A3	150	155,360
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19	B2	300	318,750
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22	B2	75	74,156
6.625%	11/01/20(a)	B2	200	212,500
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	Baa3	800	727,934
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	A2	180	169,805
8.100%	05/15/30	A2	230	322,058
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	Caa1	390	404,625
Deluxe Corp.,
Gtd. Notes
7.000%	03/15/19	Ba2	165	174,900
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	Ba2	329	319,541
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	300	329,250
Devon Energy Corp.,
Sr. Unsec’d. Notes
1.875%	05/15/17	Baa1	410	410,913
4.000%	07/15/21	Baa1	100	102,172
5.600%	07/15/41	Baa1	65	66,446
6.300%	01/15/19	Baa1	100	116,754
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31	Baa1	100	128,778
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21	Caa1	47	47,940
DineEquity, Inc.,
Gtd. Notes
9.500%	10/30/18(a)	B3	90	100,125
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
1.750%	01/15/18(a)	Baa2	141	135,949
3.800%	03/15/22(a)	Baa2	150	140,002

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.000%	03/01/21	Baa2	60	$61,425
5.150%	03/15/42	Baa2	757	644,046
6.350%	03/15/40	Baa2	170	167,384
6.375%	03/01/41	Baa2	170	167,886
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18(a)	Baa3	1,320	1,290,614
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22	Baa2	250	239,331
4.375%	06/15/21	Baa2	300	314,118
4.875%	04/01/43	Baa2	130	119,952
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	Ba3	103	95,533
5.125%	05/01/20	Ba3	83	82,170
5.875%	07/15/22	Ba3	100	98,500
6.750%	06/01/21(a)	Ba3	1,700	1,787,125
7.875%	09/01/19(a)	Ba3	360	410,400
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	Caa1	150	148,500
Sec’d. Notes
8.750%	03/15/18	B3	400	435,000
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/22	Baa2	285	266,243
4.450%	03/15/21	Baa2	980	1,050,055
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	Baa2	466	429,090
4.125%	11/15/21	Baa2	490	500,166
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	Caa1	65	64,025
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20	Baa1	75	70,868
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20	Ba3	45	46,687
DTE Electric Co.,
General Ref. Motgage
3.900%	06/01/21	A1	250	264,111
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20	Aa3	429	464,850
First Ref. Mortgage
6.000%	01/15/38	Aa3	48	56,805
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	Baa1	500	498,049
3.050%	08/15/22	Baa1	510	482,630
5.050%	09/15/19	Baa1	770	858,100
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	A2	136	138,964

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Duke Realty LP,
Gtd. Notes, REIT
6.750%	03/15/20	Baa2	313	$361,747
7.375%	02/15/15	Baa2	1,350	1,457,154
DuPont Fabros Technology LP,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/21	Ba1	58	58,000
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21	Ba3	75	78,563
Dynegy Roseton LLC/Danskammer Pass-Through Trust,
Pass-Through Certificates(i)
7.670%	11/08/16(g)	NR	550	9,625
Dynegy, Inc.,
Gtd. Notes, 144A
5.875%	06/01/23	B3	73	66,613
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.375%	11/15/19	B2	60	63,900
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.800%	02/15/23	A2	15	14,124
4.150%	02/15/43	A2	67	60,061
5.250%	12/15/16	A2	100	112,864
Eaton Corp.,
Gtd. Notes, 144A
1.500%	11/02/17	Baa1	757	746,347
4.000%	11/02/32	Baa1	24	22,063
Sr. Unsec’d. Notes
6.950%	03/20/19	Baa1	65	77,996
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	A2	200	169,052
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21	Baa1	200	210,724
El Paso LLC,
Sr. Sec’d. Notes
7.250%	06/01/18	Ba2	400	448,618
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36(a)	Baa3	115	117,078
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	A1	328	324,684
Emergency Medical Services Corp.,
Gtd. Notes
8.125%	06/01/19	Caa1	100	108,000
Endo Health Solutions, Inc.,
Gtd. Notes
7.000%	07/15/19	B1	70	72,100
7.000%	12/15/20	B1	15	15,375
7.250%	01/15/22	B1	19	19,570
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sr. Sec’d. Notes
10.000%	12/01/20(a)	B3	300	316,125
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23(a)	Baa3	165	153,695

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.500%	02/01/42	Baa3	310	$327,253
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19	B3	80	83,200
Gtd. Notes, 144A
7.500%	12/15/21	B3	30	29,850
Entergy Arkansas, Inc.,
First Mortgage
3.050%	06/01/23	A3	115	109,266
3.750%	02/15/21	A3	370	382,090
Enterprise Products Operating LLC,
Gtd. Notes
4.050%	02/15/22	Baa1	275	279,340
4.450%	02/15/43	Baa1	510	451,173
4.850%	03/15/44	Baa1	185	172,431
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	A3	804	740,617
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	B2	760	855,000
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	B2	200	217,000
Sr. Sec’d. Notes
6.875%	05/01/19	Ba3	100	106,750
EPE Holdings LLC/EP Energy Bond Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	12/15/17	B3	45	46,806
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	Caa1	325	346,937
Equinix, Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/21	Ba3	75	79,875
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16	Baa1	19	18,914
5.625%	03/15/42	Baa1	22	22,323
7.000%	10/15/37	Baa1	150	177,732
Sr. Notes, 144A
4.500%	08/16/21	Baa1	200	208,646
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
3.000%	04/15/23	Baa1	95	87,337
4.625%	12/15/21	Baa1	290	306,133
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	B3	250	250,000
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	Baa3	570	610,074
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21	B2	34	32,980
Extra Space Storage LP,
Sr. Unsec’d. Notes, 144A
2.375%	07/01/33	NR	445	447,503

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Felcor Lodging LP,
Sr. Sec’d. Notes, REIT
6.750%	06/01/19	B2	122	$128,710
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	B2	168	167,580
9.125%	10/01/17	B2	150	157,313
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21(g)	B1	1	1,015
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	Baa2	100	129,378
First Data Corp.,
Gtd. Notes
12.625%	01/15/21(a)	Caa1	175	192,500
Gtd. Notes, 144A
10.625%	06/15/21	Caa1	55	55,825
11.250%	01/15/21(a)	Caa1	46	48,070
11.750%	08/15/21(a)	Caa2	50	48,250
Sec’d. Notes, 144A
8.250%	01/15/21(a)	Caa1	125	129,063
Sec’d. Notes, PIK, 144A
8.750%	01/15/22(a)	Caa1	1,325	1,381,313
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1	1,377	1,425,195
First Industrial LP,
Sr. Unsec’d. Notes
6.420%	06/01/14	Ba2	2,280	2,346,562
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	Aa3	130	114,863
5.625%	04/01/34	Aa3	100	114,637
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	Baa3	260	232,043
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.516%(c)	05/09/16	Baa3	200	202,725
1.700%	05/09/16	Baa3	500	499,949
2.875%	10/01/18	Baa3	200	199,957
3.000%	06/12/17	Baa3	2,105	2,163,631
4.375%	08/06/23(a)	Baa3	340	340,192
Forum Energy Technologies, Inc.,
Sr. Unsec’d. Notes
6.250%	10/01/21	Ba3	22	22,137
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes, 144A
3.100%	03/15/20	Baa3	86	80,867
5.450%	03/15/43	Baa3	302	270,687
Sr. Unsec’d. Notes
3.550%	03/01/22	Baa3	300	275,910
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20(a)	Caa1	50	52,625
Sr. Sec’d. Notes, 144A
5.000%	05/15/21(a)	B1	35	33,337

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21	Ba2	135	$138,713
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19	Ba2	250	260,625
5.875%	01/31/22	Ba2	210	215,250
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.625%	04/15/24(a)	Ba2	21	21,000
9.250%	07/01/21	Ba2	175	200,375
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20(a)	Ba2	65	68,737
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	07/15/20(a)	Ba1	28	27,440
6.375%	10/15/23	Ba1	70	69,475
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21(a)	Caa1	41	40,487
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B3	350	366,625
GenCorp, Inc.,
Sec’d. Notes, 144A
7.125%	03/15/21	Ba3	33	34,567
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22	B1	200	191,500
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49	Baa1	300	303,000
Sr. Sec’d. Notes
1.000%	12/11/15	Aa3	58	58,069
2.100%	12/11/19	Aa3	289	284,207
Sr. Unsec’d. Notes
1.625%	04/02/18(a)	A1	835	821,965
2.250%	11/09/15	A1	200	205,331
Sr. Unsec’d. Notes, MTN
1.500%	07/12/16	A1	250	251,672
3.150%	09/07/22	A1	350	330,939
4.375%	09/16/20	A1	1,110	1,180,936
4.650%	10/17/21(a)	A1	250	266,431
5.625%	05/01/18	A1	500	573,718
5.875%	01/14/38(a)	A1	885	976,930
6.000%	08/07/19	A1	100	116,378
6.750%	03/15/32	A1	435	518,868
6.875%	01/10/39	A1	100	122,555
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	Aa3	85	80,176
4.125%	10/09/42	Aa3	395	362,626
5.250%	12/06/17	Aa3	200	227,630
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	A3	170	167,608

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes, 144A
4.875%	10/02/23	Ba1	100	$97,750
6.250%	10/02/43	Ba1	155	152,675
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
2.750%	05/15/16(a)	Ba3	274	273,315
3.250%	05/15/18(a)	Ba3	301	292,723
4.250%	05/15/23(a)	Ba3	50	45,687
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.750%	02/15/21	B1	75	73,500
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20(a)	B2	325	358,313
Geo Group, Inc. (The),
Gtd. Notes
6.625%	02/15/21	B1	300	315,000
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	A3	130	117,138
4.300%	03/15/43	A3	360	323,820
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	Baa1	200	214,240
4.500%	04/01/21	Baa1	510	549,385
GlaxosmithKline Capital, Inc.,
Gtd. Notes
4.200%	03/18/43	A1	140	130,118
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18	A3	915	908,512
2.900%	07/19/18	A3	520	524,178
3.625%	01/22/23	A3	1,200	1,147,510
5.150%	01/15/14	A3	250	253,217
5.250%	07/27/21	A3	350	377,704
5.750%	01/24/22	A3	200	221,729
5.950%	01/18/18(a)	A3	100	113,041
6.250%	09/01/17(a)	A3	500	570,445
6.250%	02/01/41	A3	25	28,008
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15	A3	100	100,726
7.500%	02/15/19	A3	600	724,961
Sub. Notes
6.750%	10/01/37	Baa1	595	620,963
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
12.125%	07/01/18	B3	18	19,080
13.125%	07/01/18	B3	100	105,500
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22(a)	B1	225	234,000
8.750%	08/15/20	B1	500	573,750
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	Ba3	71	68,870
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	B3	115	126,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	Caa1	80	$83,200
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19	Caa1	300	297,750
Griffon Corp.,
Gtd. Notes
7.125%	04/01/18	B1	60	63,600
GTE Corp.,
Gtd. Notes
6.840%	04/15/18	Baa2	400	466,684
Gymboree Corp.,
Gtd. Notes
9.125%	12/01/18	Caa2	75	73,313
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	B3	350	372,750
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21	Caa1	325	333,125
Gtd. Notes, 144A
9.250%	02/15/22(a)	Caa1	64	66,560
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	A2	100	100,088
4.750%	08/01/43	A2	280	276,816
8.750%	02/15/21	A2	100	130,808
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	A2	100	123,875
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	Ba3	250	269,375
Harland Clarke Holdings Corp.,
Gtd. Notes
6.000%(c)	05/15/15(a)	Caa1	190	188,575
Sr. Sec’d. Notes, 144A
9.750%	08/01/18	B1	185	195,175
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	Caa1	20	22,000
Hartford Financial Services Group, Inc.,
Jr. Sub. Debs.
8.125%(c)	06/15/38(g)	Ba1	100	113,375
Sr. Unsec’d. Notes
5.125%	04/15/22	Baa3	170	186,060
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20(a)	B1	590	562,713
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)	B3	160	162,600
7.750%	05/15/21(a)	B3	1,150	1,223,313
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23(a)	B3	80	78,600
7.500%	02/15/22(a)	B3	1,036	1,137,010
Sr. Sec’d. Notes
4.750%	05/01/23	Ba3	70	65,887

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.875%	03/15/22(a)	Ba3	146	$150,015
6.500%	02/15/20(a)	Ba3	290	314,287
HCP, Inc.,
Sr. Unsec’d. Notes, MTN
6.300%	09/15/16	Baa1	257	290,603
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20	Baa1	300	284,643
3.150%	08/01/22	Baa1	590	543,143
3.750%	02/01/19	Baa1	815	843,994
HD Supply, Inc.,
Sr. Sec’d. Notes
8.125%	04/15/19(a)	B1	740	821,400
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa2	60	62,175
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	251	269,583
Health Management Associates, Inc.,
Gtd. Notes
7.375%	01/15/20	B3	449	491,936
Healthcare Technology Intermediate, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.375%	09/01/18	Caa1	33	33,701
HealthSouth Corp.,
Gtd. Notes
7.750%	09/15/22	B1	362	388,245
Hecla Mining Co.,
Gtd. Notes, 144A
6.875%	05/01/21	B2	152	143,640
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	B2	579	596,370
7.375%	01/15/21	B2	100	107,500
Gtd. Notes, 144A
4.250%	04/01/18	B2	52	51,090
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2	40	50,158
8.125%	02/15/19	Baa2	205	255,103
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20	Baa1	100	97,194
4.375%	09/15/21	Baa1	150	145,562
4.650%	12/09/21(a)	Baa1	405	397,754
6.000%	09/15/41(a)	Baa1	200	184,248
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20(a)	Ba3	470	470,000
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20	B3	160	166,800
HilCorp Energy I LP/HilCorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	Ba3	210	224,700
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21	B3	115	115,287

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	Baa2	100	$113,811
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes
8.250%	03/15/18	B1	150	158,625
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20	B2	170	177,013
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24	A3	110	111,325
4.400%	04/01/21	A3	150	164,452
4.875%	02/15/44	A3	255	257,131
Hospira, Inc.,
Sr. Unsec’d. Notes
5.200%	08/12/20	Ba1	10	10,174
Howard Hughes Medical Institute,
Sr. Unsec’d. Notes
3.500%	09/01/23	Aaa	280	279,346
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15	Baa1	150	159,700
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	A2	500	490,115
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	B1	175	165,813
8.625%	03/15/21(a)	B2	300	333,000
iGATE Corp.,
Gtd. Notes
9.000%	05/01/16	B2	32	34,320
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	Caa1	21	21,302
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.350%(c)	12/21/65(a)	B2	765	654,075
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42	A2	260	224,636
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	B3	230	234,887
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	Caa1	520	581,100
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18	Baa3	725	727,958
5.650%(c)	05/15/53	Ba1	190	173,688
Sr. Unsec’d. Notes, 144A
5.700%	07/15/43	Baa3	85	84,368
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	06/15/23	B1	80	77,200

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32	A1	201	$184,710
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/08/18(a)	Aa3	715	702,761
1.625%	05/15/20	Aa3	140	131,527
1.950%	07/22/16	Aa3	200	205,945
3.375%	08/01/23(a)	Aa3	555	547,562
5.600%	11/30/39	Aa3	150	170,145
6.220%	08/01/27	Aa3	110	134,456
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19(a)	Ba3	1,750	1,837,500
8.250%	12/15/20(a)	Ba3	200	228,000
8.625%	01/15/22(a)	Ba3	370	426,425
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	Baa3	305	325,969
International Wire Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/15/17	B3	68	71,400
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17	Baa1	51	56,822
inVentiv Health, Inc.,
Gtd. Notes, 144A
11.000%	08/15/18(a)	Caa2	231	185,377
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	B2	50	50,250
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21(a)	B2	300	281,250
J.Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19(a)	Caa1	250	263,437
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B1	450	513,000
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	Ba3	75	75,375
7.250%	06/01/21	Ba3	5	4,950
8.250%	02/01/20(a)	Ba3	115	121,037
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.500%	03/15/16	Baa3	150	162,000
6.500%	01/20/43	Baa3	42	41,550
8.500%	07/15/19	Baa3	150	181,626
JM Huber Corp.,
Sr. Notes, 144A
9.875%	11/01/19	Ba3	49	55,615
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	Caa1	70	68,425
John Deere Capital Corp.,
Sr. Notes
1.700%	01/15/20	A2	33	31,146
Sr. Unsec’d. Notes

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
1.200%	10/10/17	A2	59	$58,086
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	Baa1	100	100,222
5.000%	03/30/20	Baa1	100	109,633
K Hovnanian Enterprises, Inc.,
Gtd. Notes
6.250%	01/15/16	Caa2	2	2,065
11.875%	10/15/15	Caa2	45	51,525
Sec’d. Notes, 144A
9.125%	11/15/20	Caa1	43	46,547
Sr. Sec’d. Notes, 144A
7.250%	10/15/20(a)	B1	59	62,097
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20	Ba3	100	111,750
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23	Baa2	50	47,297
5.300%	10/01/41	Baa2	175	175,714
KB Home,
Gtd. Notes
7.500%	09/15/22(a)	B2	25	26,000
Kellogg Co.,
Sr. Unsec’d. Notes
4.150%	11/15/19	Baa1	100	109,246
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	Baa3	60	75,708
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21(a)	B1	300	297,000
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21(a)	Baa1	175	192,704
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	Baa3	906	972,056
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	06/01/23	A2	100	92,783
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23	Baa1	370	339,573
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/43	Baa2	1,000	904,351
6.850%	02/15/20	Baa2	140	165,787
Kinetic Concepts, Inc.,
Sec’d. Notes
10.500%	11/01/18(a)	B3	350	386,313
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42(a)	Baa2	415	411,105
6.125%	08/23/18	Baa2	100	117,591
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	Baa2	150	176,015
7.500%	04/01/31	Baa2	100	123,035

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes
2.200%	01/15/17	Baa2	175	$178,120
3.850%	08/01/23	Baa2	450	443,197
5.150%	08/01/43(a)	Baa2	140	137,023
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	Baa2	225	225,084
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	70	74,200
Lennar Corp.,
Gtd. Notes
4.750%	11/15/22	Ba3	13	11,960
6.950%	06/01/18	Ba3	120	132,300
12.250%	06/01/17	Ba3	5	6,375
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	Caa2	100	107,000
11.875%	02/01/19(a)	Caa2	220	253,000
Level 3 Financing, Inc.,
Gtd. Notes
8.625%	07/15/20(a)	B3	800	874,000
9.375%	04/01/19(a)	B3	100	110,250
10.000%	02/01/18	B3	15	16,069
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	600	612,644
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30	B2	75	78,750
Sr. Unsec’d. Notes, 144A
1.000%	09/30/43	B2	542	557,490
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21(a)	Baa2	75	79,561
7.800%	03/15/37(g)	Baa3	325	351,000
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	Baa2	200	240,298
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24	Baa1	190	189,424
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23	Baa1	140	129,419
Liberty Tire Recycling,
Gtd. Notes, 144A
11.000%	10/01/16	Caa2	31	31,543
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21(a)	Baa1	50	53,944
6.250%	02/15/20	Baa1	100	116,329
8.750%	07/01/19	Baa1	85	110,140
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21	B2	700	703,500
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23(a)	Ba3	48	44,520

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	Baa1	515	$514,379
4.070%	12/15/42	Baa1	298	261,805
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.120%	04/15/22	A3	246	239,735
LSB Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/01/19	Ba3	122	126,575
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	Ba1	367	396,819
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18	B3	129	138,675
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
5.125%	01/15/15	Baa2	371	388,875
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23(a)	Baa3	74	66,538
4.300%	02/15/43(a)	Baa3	370	312,676
5.900%	12/01/16	Baa3	334	377,055
7.450%	07/15/17	Baa3	195	231,104
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	Baa2	200	210,443
6.400%	07/15/18	Baa2	250	297,545
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	07/15/21	B1	125	123,438
Manitowoc Co., Inc. (The),
Gtd. Notes
8.500%	11/01/20	B3	180	200,250
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	Baa2	225	244,626
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18(a)	B2	500	542,500
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	Baa2	320	304,096
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	Ba3	55	51,837
5.500%	02/15/23	Ba3	200	200,500
6.250%	06/15/22	Ba3	127	133,667
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	B3	56	56,630
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	Ba3	25	26,187
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	10/17/22	Aa2	184	168,269
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
2.100%	08/02/18	Aa2	174	$173,683
3.125%	04/14/16	Aa2	180	189,192
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	Ba3	38	35,625
Mcgraw-Hill Global Education Holdings LLC/Mcgraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21	B2	13	13,780
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15	Baa3	800	826,579
4.125%	09/15/20	Baa3	330	342,472
Media General, Inc.,
Sr. Sec’d. Notes
11.750%	02/15/17(a)	B1	75	81,750
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
9.125%	08/15/19	B3	91	99,417
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22	A2	70	65,063
2.800%	05/18/23	A2	125	118,221
3.600%	09/15/42	A2	285	240,777
4.150%	05/18/43	A2	100	92,574
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B1	59	62,540
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	A3	450	395,653
4.750%	02/08/21(a)	A3	290	317,082
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20	Ba3	120	124,350
Gtd. Notes, 144A
6.250%	04/01/21(a)	Ba3	384	385,920
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.500%	09/29/15	Aa3	300	309,895
3.875%	04/11/22	Aa3	560	574,639
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21(a)	B3	155	160,425
6.750%	10/01/20(a)	B3	335	351,750
7.750%	03/15/22(a)	B3	325	352,219
8.625%	02/01/19(a)	B3	580	667,000
Michael Foods, Inc.,
Gtd. Notes
9.750%	07/15/18	B3	200	218,750
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17	Aaa	46	45,201
2.375%	05/01/23	Aaa	119	107,936
3.000%	10/01/20	Aaa	150	152,877
3.500%	11/15/42(a)	Aaa	430	347,885
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36(a)	Baa1	130	145,431

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	Caa1	100	$103,250
Mohegan Tribal Gaming Authority,
Sec’d. Notes, 144A
11.500%	11/01/17	Caa3	30	33,900
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42	Baa2	100	97,444
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa1	605	683,148
6.500%	08/11/17(a)	Baa1	100	116,293
Morgan Stanley,
Sr. Unsec’d. Notes
1.750%	02/25/16	Baa1	107	107,516
3.750%	02/25/23(a)	Baa1	1,140	1,098,999
3.800%	04/29/16	Baa1	1,205	1,268,293
6.375%	07/24/42	Baa1	85	96,192
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20	Baa1	250	276,641
5.500%	07/28/21(a)	Baa1	450	492,157
5.550%	04/27/17(a)	Baa1	620	687,047
5.625%	09/23/19	Baa1	200	223,185
5.750%	10/18/16	Baa1	100	111,094
7.300%	05/13/19	Baa1	600	717,926
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	Baa1	170	165,724
MPH Intermediate Holding Co. 2,
Sr. Unsec’d. Notes, PIK, 144A
8.375%	08/01/18(a)	Caa1	30	30,731
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18(a)	B3	150	165,750
Murphy Oil USA, Inc.,
Gtd. Notes, 144A
6.000%	08/15/23	Ba3	14	13,930
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	Caa1	33	32,670
Mylan, Inc.,
Gtd. Notes, 144A
1.800%	06/24/16	Baa3	90	90,372
2.600%	06/24/18	Baa3	290	289,487
3.125%	01/15/23	Baa3	185	168,269
7.875%	07/15/20	Baa3	400	456,427
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	Baa2	205	206,049
5.000%	09/15/20	Baa2	100	104,487
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18	Caa2	150	160,500
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17	A2	37	36,409

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22	B2	70	$66,325
7.875%	10/01/20	B2	67	69,847
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31	A3	150	185,629
9.375%	08/15/39	A3	100	137,812
NBCUniversal Enterprise Inc,
Gtd. Notes, 144A
1.662%	04/15/18	A3	890	876,275
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	A3	115	123,804
4.450%	01/15/43	A3	500	462,112
5.150%	04/30/20	A3	100	113,396
6.400%	04/30/40	A3	103	121,825
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.,
Sr. Notes, PIK, 144A
10.000%	02/15/18	Caa2	20	19,800
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/21(a)	Ba3	71	70,467
NetSuite, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/01/18	NR	303	343,716
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/22	Ba1	65	65,325
Nevada Power Co.,
General Ref. Motgage
6.650%	04/01/36	A3	100	123,663
7.125%	03/15/19	A3	275	341,170
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	CCC(d)	42	33,705
8.000%	05/01/31	CCC(d)	150	123,375
New York Life Global Funding,
Sec’d. Notes, 144A
0.800%	02/12/16	Aaa	225	223,397
1.650%	05/15/17	Aaa	200	199,582
Sr. Sec’d. Notes, 144A
2.450%	07/14/16	Aaa	150	155,220
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22	Ba1	200	199,500
News America, Inc.,
Gtd. Notes
6.150%	02/15/41(a)	Baa1	345	380,059
6.900%	03/01/19	Baa1	100	120,397
9.500%	07/15/24	Baa1	200	265,030
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.875%	11/15/20	Caa1	450	457,875
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	B3	50	54,400

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15	Baa1	59	$59,316
1.339%	09/01/15	Baa1	48	48,167
NFR Energy LLC/NFR Energy Finance Corp.,
Gtd. Notes
9.750%	02/15/17(a)	Caa2	80	80,400
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21(a)	Caa2	250	177,500
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	Baa3	195	201,337
4.800%	02/15/44	Baa3	270	241,799
5.400%	07/15/14	Baa3	211	218,537
5.800%	02/01/42	Baa3	140	145,083
5.950%	06/15/41	Baa3	145	153,672
6.250%	12/15/40	Baa3	75	82,072
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18	A3	267	260,390
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.800%	08/15/43	Baa1	190	184,646
6.000%	03/15/2105	Baa1	100	108,206
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	Caa1	65	70,687
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	Baa1	175	225,567
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19	Baa1	483	521,105
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18(a)	B1	550	609,125
7.875%	05/15/21	B1	350	374,500
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20(a)	B1	49	46,305
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	Baa1	90	88,081
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22	B3	75	79,125
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/01/21	A1	200	209,439
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40	Baa1	190	195,580
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21	Baa1	140	157,573
6.600%	03/01/33	Baa1	75	88,019

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19	Ba3	170	$180,200
Gtd. Notes, 144A
5.125%	01/15/23	Ba3	20	21,900
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22	Ba1	55	54,725
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20	Ba3	30	32,869
OMNOVA Solutions, Inc.,
Gtd. Notes
7.875%	11/01/18	B2	70	73,675
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	Baa2	525	546,500
6.200%	09/15/43	Baa2	400	412,065
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21(g)	Caa2	71	71,000
Oppenheimer Holdings, Inc.,
Sr. Sec’d. Notes
8.750%	04/15/18	B2	70	74,375
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17	A1	325	319,195
2.375%	01/15/19	A1	152	152,715
2.500%	10/15/22	A1	1,683	1,551,479
3.625%	07/15/23(a)	A1	390	388,959
6.500%	04/15/38	A1	100	123,321
Oshkosh Corp.,
Gtd. Notes
8.500%	03/01/20(a)	B1	400	441,000
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	02/08/16	A1	83	82,935
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34	A3	260	289,261
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	50	67,672
PacifiCorp,
First Mortgage
2.950%	02/01/22	A2	1,135	1,109,714
Parker Drilling Co.,
Gtd. Notes, 144A
7.500%	08/01/20	B1	48	48,000
Party City Holdings, Inc.,
Gtd. Notes, 144A
8.875%	08/01/20	Caa1	300	322,500
Patriot Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	Caa2	34	35,020
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
Gtd. Notes, PIK, 144A
8.750%	08/15/19(a)	Caa2	50	50,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21(a)	Ba2	525	$509,250
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	A1	150	139,131
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes, 144A
6.500%	05/15/21	B2	22	20,763
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	B2	100	98,000
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18	Baa3	40	39,973
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23(a)	A1	280	262,266
PetroLogistics LP/PetroLogistics Finance Corp,
Gtd. Notes, 144A
6.250%	04/01/20	B2	50	49,000
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20	Ba1	92	91,540
PHI, Inc.,
Gtd. Notes
8.625%	10/15/18	B2	75	79,031
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43(a)	A2	335	296,092
4.375%	11/15/41(a)	A2	360	330,687
Phillips 66,
Gtd. Notes
4.300%	04/01/22	Baa1	320	326,226
Pilgrim’s Pride Corp.,
Gtd. Notes
7.875%	12/15/18(a)	Caa1	150	163,125
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18	B2	75	81,000
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	Baa2	190	186,912
5.750%	01/15/20(a)	Baa2	615	699,195
Plains Exploration & Production Co.,
Gtd. Notes
6.500%	11/15/20	Baa3	101	108,365
6.875%	02/15/23	Baa3	101	108,323
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19	Caa1	60	68,304
PNC Bank NA,
Sub. Notes
2.700%	11/01/22(a)	A3	820	747,297
2.950%	01/30/23	A3	250	231,440
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	Baa3	265	227,900

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20	A3	150	$161,080
5.125%	02/08/20	A3	150	166,851
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19	B1	200	213,750
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20	Ba3	200	220,000
Sr. Unsec’d. Notes, 144A
5.250%	03/15/23	Ba3	90	85,050
Portfolio Recovery Associates, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	08/01/20	NR	499	579,776
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	B1	200	210,250
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	A3	75	108,458
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18	Baa1	360	423,545
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22	Baa3	320	302,695
4.200%	06/15/22	Baa3	220	218,923
4.700%	06/01/43	Baa3	45	40,231
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22	A3	152	141,922
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
4.600%	12/15/21	Baa2	150	148,004
Praxair, Inc.,
Sr. Unsec’d. Notes
1.250%	11/07/18	A2	200	192,866
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19	Caa1	35	37,275
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17	A3	26	25,776
8.875%	05/15/19	A3	200	259,233
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.000%	12/11/15	Aa3	94	94,133
Unsec’d. Notes, 144A
2.250%	10/15/18	Aa3	212	213,395
Private Export Funding Corp.,
Gov’t. Gtd. Notes
2.125%	07/15/16	Aaa	2,000	2,079,066
4.375%	03/15/19	Aaa	1,225	1,379,582
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	Aa3	100	118,647

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	Baa2	320	$305,980
ProLogis LP,
Gtd. Notes
4.250%	08/15/23	Baa2	310	308,326
6.875%	03/15/20	Baa2	73	86,066
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	Ba3	26	26,130
PSEG Power LLC,
Gtd. Notes
5.125%	04/15/20	Baa1	100	111,222
5.500%	12/01/15	Baa1	200	218,268
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22	A2	31	28,410
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	A1	56	48,164
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	Ba1	48	44,760
5.375%	10/01/22	Ba1	200	191,000
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	Baa2	180	191,951
Quiksilver, Inc./QS Wholesale, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/18	B2	25	26,063
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31	Ba1	130	122,850
Qwest Communications International, Inc.,
Gtd. Notes
7.125%	04/01/18	Ba1	15	15,563
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	Baa3	25	27,961
Radiation Therapy Services, Inc.,
Sec’d. Notes
8.875%	01/15/17	B2	350	347,375
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18	B1	70	70,525
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20(a)	Ba2	130	140,075
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	Caa1	40	39,000
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20	Ba3	400	446,000
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	06/15/23	B3	45	42,413

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23(a)	B1	225	$216,000
Gtd. Notes, 144A
4.500%	11/01/23	B1	25	22,625
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	Baa3	330	372,925
Resolute Forest Products, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	Ba3	15	13,163
Revlon Consumer Products Corp.,
Gtd. Notes, 144A
5.750%	02/15/21	B2	50	48,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19(a)	Caa2	1,500	1,575,000
9.875%	08/15/19(a)	Caa2	315	341,775
Sr. Sec’d. Notes
5.750%	10/15/20(a)	B1	350	351,313
7.125%	04/15/19	B1	300	318,750
RHP Hotel Properties LP/RHP Finance Corp,
Gtd. Notes, 144A
5.000%	04/15/21	B1	37	34,687
Rite Aid Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	Caa2	70	72,713
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	B3	64	69,760
ROC Finance LLC/ROC Finance 1 Corp.,
Sec’d. Notes, 144A
12.125%	09/01/18	Caa2	61	67,557
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
Gtd. Notes, 144A
10.000%	06/01/20	Caa1	65	72,475
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21	B2	29	27,550
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.000%	02/15/22	Ba3	35	35,175
7.250%	05/15/18	Ba3	21	23,205
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18	B1	56	57,820
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17	Baa1	622	650,513
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17	CCC+(d)	70	72,450
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	04/15/23	Ba3	132	126,555
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
1.850%	01/15/15	Baa1	800	809,932
2.450%	01/15/17	Baa1	620	636,992

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.750%	01/15/22	Baa1	400	$403,185
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19	B1	590	637,937
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	B3	44	44,660
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19	Ba2	100	109,500
Samson Investment Co.,
Gtd. Notes, 144A
10.250%	02/15/20	B3	360	381,600
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17	A1	510	508,980
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B2	35	35,350
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20	B1	250	265,625
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	B1	55	57,613
8.125%	09/15/19	B1	75	83,625
8.375%	09/15/21	B1	250	283,125
Sr. Notes, 144A
5.250%	04/01/23	B1	37	35,057
Semgroup LP,
Gtd. Notes, 144A
7.500%	06/15/21	B3	47	47,940
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21(a)	B2	145	139,200
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	Baa1	735	749,156
2.875%	10/01/22(a)	Baa1	768	713,345
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18	B1	140	150,325
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20(a)	Caa1	550	578,875
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	B1	85	96,475
Sr. Unsec’d. Notes, 144A
5.375%	01/15/22	B1	25	23,844
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	B3	80	81,600
Sierra Pacific Power Co.,
General Ref. Motgage
6.000%	05/15/16	A3	500	563,379
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
2.750%	02/01/23	A2	255	233,992

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.375%	03/01/21	A2	175	$186,141
6.125%	05/30/18	A2	150	175,930
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21(a)	B1	508	482,600
Gtd. Notes, 144A
6.375%	11/01/21	B1	40	39,900
Sr. Unsec’d. Notes
6.125%	10/01/22	B1	10	9,925
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22	B1	40	38,600
5.750%	08/01/21	B1	71	70,645
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20	B1	113	105,655
4.625%	05/15/23	B1	33	30,113
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	Caa2	100	86,000
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	B3	40	38,100
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20	Caa1	45	46,519
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	Ba3	300	312,000
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
7.750%	07/01/17(a)	B2	95	108,063
Southern California Edison Co.,
First Ref. Mortgage
3.900%	03/15/43	A1	235	208,885
4.650%	10/01/43	A1	240	237,246
Southern Co. (The),
Sr. Unsec’d. Notes
2.450%	09/01/18	Baa1	165	166,604
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	Baa1	105	104,648
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20	Baa2	495	541,433
8.000%	10/01/19	Baa2	260	316,188
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	Baa3	96	97,582
5.950%	09/25/43	Baa3	448	471,793
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22(a)	B3	75	77,813
Spectrum Brands, Inc.,
Gtd. Notes
6.750%	03/15/20	B3	75	79,687
Speedway Motorsports, Inc.,
Gtd. Notes
6.750%	02/01/19	Ba2	140	148,750

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	B1	1,000	$1,016,250
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	Ba2	350	376,250
9.000%	11/15/18	Ba2	450	527,625
Sr. Unsec’d. Notes
7.000%	08/15/20(a)	B1	870	885,225
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21	B1	37	37,370
7.875%	09/15/23	B1	65	66,300
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17(a)	B2	45	47,250
St. Jude Medical, Inc.,
Sr. Unsec’d. Notes
4.750%	04/15/43	Baa1	165	156,668
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18(a)	B2	125	141,250
8.375%	01/15/21(a)	B2	15	16,875
State Street Corp.,
Sr. Unsec’d. Notes
4.375%	03/07/21	A1	100	107,730
Sub. Notes
3.100%	05/15/23	A2	391	364,694
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	Caa1	75	79,313
Steel Dynamics, Inc.,
Gtd. Notes
6.375%	08/15/22	Ba2	145	150,075
Gtd. Notes, 144A
5.250%	04/15/23	Ba2	55	51,837
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22	B3	150	157,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	07/01/21	B3	33	34,073
Sun Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18	B2	38	38,950
5.875%	08/01/21	B2	15	15,206
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19	Caa1	450	459,000
7.625%	11/15/20(a)	Caa1	37	39,590
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17	Baa1	270	285,518
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16	Caa1	142	155,490
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22(a)	B3	120	117,600

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
8.875%	01/15/20	B3	95	$97,850
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	A1	225	196,672
Talos Production LLC/Talos Production Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/18	Caa1	66	66,330
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.250%	05/01/23	Ba3	125	122,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	B2	32	29,840
7.750%	04/15/20	B2	35	38,237
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	A3	200	253,446
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	Baa2	100	109,046
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21(a)	Ba3	133	124,687
4.750%	06/01/20(a)	Ba3	415	399,437
6.250%	11/01/18(a)	Ba3	60	64,050
Sr. Sec’d. Notes, 144A
4.375%	10/01/21(a)	Ba3	60	55,350
6.000%	10/01/20(a)	Ba3	93	95,093
Sr. Unsec’d. Notes
8.000%	08/01/20(a)	B3	565	598,900
Sr. Unsec’d. Notes, 144A
8.125%	04/01/22	B3	118	123,163
Terex Corp.,
Gtd. Notes
6.000%	05/15/21(a)	B2	225	227,531
6.500%	04/01/20	B2	200	210,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp,
Gtd. Notes
5.875%	10/01/20	B1	170	169,575
6.125%	10/15/21	B1	75	75,375
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	Baa1	185	168,079
Thermadyne Holdings Corp.,
Sr. Sec’d. Notes
9.000%	12/15/17	B2	90	96,975
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	Baa2	300	283,315
4.500%	09/15/42	Baa2	155	113,330
5.500%	09/01/41	Baa2	265	217,296
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	03/15/23	Baa2	140	163,302
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2	540	578,350
6.200%	03/15/40	Baa2	435	473,832

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	09/01/18(a)	Ba3	70	$71,225
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	Ba1	25	22,937
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes, 144A
8.875%	12/15/17	B3	105	114,975
Tops Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.750%	06/15/18	Caa2	35	35,700
Tosco Corp.,
Sr. Unsec’d. Notes
7.800%	01/01/27	A1	100	134,359
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17	Aa3	86	84,768
4.250%	01/11/21	Aa3	325	348,558
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	Caa1	150	147,000
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18	Caa1	54	57,240
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20(a)	B2	125	123,750
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18(a)	B1	170	178,500
tw telecom holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	10/01/22	B1	40	38,200
6.375%	09/01/23	B1	40	39,800
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19	B3	200	204,000
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20	Baa2	360	361,837
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	Caa1	50	50,000
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	B1	285	292,125
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	A-(d)	100	97,750
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22	Aa3	43	40,184
United Rentals North America, Inc.,
Gtd. Notes
7.375%	05/15/20	B2	1,000	1,077,500
8.375%	09/15/20(a)	B3	250	276,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20	Caa1	420	$460,950
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42(a)	A2	370	359,418
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	A3	29	27,016
3.950%	10/15/42	A3	480	411,616
4.700%	02/15/21	A3	150	163,965
5.800%	03/15/36	A3	100	110,546
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	Caa2	75	82,125
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	B2	80	76,600
6.750%	09/15/22(a)	B2	335	353,425
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25(a)	Ba1	250	231,250
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	11/15/21	B1	15	14,250
US Bancorp,
Sub. Notes, MTN
2.950%	07/15/22	A2	475	446,864
Vail Resorts, Inc.,
Gtd. Notes
6.500%	05/01/19	Ba3	150	159,000
Valassis Communications, Inc.,
Gtd. Notes
6.625%	02/01/21	Ba3	90	88,875
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	B1	75	78,000
6.750%	08/15/21	B1	100	104,000
6.875%	12/01/18(a)	B1	100	105,750
7.000%	10/01/20	B1	630	667,800
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.750%	02/01/19	B3	125	134,063
8.000%	02/01/18	B3	110	116,050
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20	B3	133	134,663
Ventas Realty LP,
Gtd. Notes
5.700%	09/30/43	Baa1	110	111,380
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22(a)	Baa1	750	757,367
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22	Baa1	150	133,002
2.500%	09/15/16(a)	Baa1	1,522	1,568,704
3.850%	11/01/42(a)	Baa1	845	667,254
4.500%	09/15/20(a)	Baa1	247	262,676
5.500%	02/15/18	Baa1	100	113,266

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.550%	02/15/16	Baa1	100	$109,961
5.850%	09/15/35	Baa1	100	103,493
6.400%	09/15/33	Baa1	536	595,235
6.550%	09/15/43	Baa1	600	677,362
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30(a)	Baa1	250	307,429
Verizon Pennsylvania, Inc.,
Gtd. Notes
8.350%	12/15/30	BBB+(d)	300	361,421
Viacom, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/23	Baa2	96	88,823
3.875%	12/15/21	Baa2	200	198,020
4.375%	03/15/43	Baa2	275	222,549
5.850%	09/01/43	Baa2	175	178,153
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	B1	23	24,437
Viking Cruises Ltd.,
Unsec’d. Notes, 144A
8.500%	10/15/22	B3	75	83,063
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21(a)	Ba3	550	536,250
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	A3	150	142,324
2.950%	01/15/22	A3	325	319,882
Visteon Corp.,
Gtd. Notes
6.750%	04/15/19(a)	B2	250	265,625
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	Ba3	284	316,660
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17	Caa1	50	52,750
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19(a)	B3	195	206,700
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49	Baa3	200	181,000
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	Baa1	69	69,237
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
1.950%	12/15/18	Aa2	580	578,855
4.000%	04/11/43	Aa2	335	298,649
5.000%	10/25/40	Aa2	490	505,355
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21	A2	100	97,795
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22(a)	Baa3	54	50,313
7.375%	03/11/19	Baa3	80	96,596

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
WCI Communities, Inc.,
Gtd. Notes, 144A
6.875%	08/15/21	B3	48	$46,080
WCI Finance LLC/WEA Finance LLC,
Gtd. Notes, 144A
5.700%	10/01/16	A2	150	167,800
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22(a)	A2	216	203,577
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	Baa2	205	205,094
3.300%	01/15/23	Baa2	140	131,965
4.625%	05/15/42	Baa2	185	169,192
5.100%	01/15/44	Baa2	310	301,970
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20	B2	125	127,500
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49(a)	Baa3	775	852,500
Sr. Unsec’d. Notes
1.250%	07/20/16(a)	A2	1,150	1,150,505
1.500%	01/16/18(a)	A2	115	113,163
3.676%	06/15/16	A2	1,450	1,545,359
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	A2	990	990,899
4.600%	04/01/21	A2	600	651,530
Sub. Notes
3.450%	02/13/23(a)	A3	665	622,415
4.125%	08/15/23(a)	A3	160	156,662
Wells Fargo Bank NA,
Sub. Notes
5.750%	05/16/16	A1	250	278,941
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	B2	29	28,420
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	Ba2	140	140,350
5.750%	03/15/21(a)	Ba2	200	205,500
Windstream Corp.,
Gtd. Notes
6.375%	08/01/23(a)	B1	39	35,685
7.750%	10/01/21(a)	B1	1,020	1,053,150
8.125%	09/01/18	B1	50	53,750
Gtd. Notes, 144A
7.750%	10/01/21	B1	110	113,575
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	A2	44	37,622
4.250%	12/15/19	A2	160	178,716
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/21(a)	Ba3	465	482,437
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20	Caa1	85	92,437

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22(a)	Ba1		300	$304,125
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16	Baa1		54	53,621
4.700%	05/15/20	Baa1		625	687,637
6.500%	07/01/36	Baa1		140	168,933
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19	Baa2		150	166,651
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20	Caa1		130	149,175
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	02/01/18	Baa2		41	40,587

					300,787,148

Venezuela
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	B(d)		515	296,125
8.500%	11/02/17	B(d)		394	356,964
9.000%	11/17/21	B(d)		87	70,634

					723,723

TOTAL CORPORATE BONDS (cost $388,342,328)					380,079,158

FOREIGN GOVERNMENT BONDS — 0.7%
Argentine Republic Government International Bond (Argentina),
Bonds
7.000%	10/03/15	NR		268	246,347
Sr. Unsec’d. Notes
8.280%	12/31/33	NR		184	117,948
8.750%	06/02/17	NR		166	135,378
Sr. Unsec’d. Notes (2.5% until 03/2019, 3.75% until 03/2029)
5.250%(t)	12/31/38	NR		315	111,825
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	06/10/19	Baa2		100	108,250
Belize Government International Bond (Belize),
Sr. Unsec’d. Notes, 144A
5.000%	02/20/38	B-(d)		23	13,560
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	Baa2		200	175,500
5.625%	01/07/41	Baa2		335	334,163
5.875%	01/15/19	Baa2		110	124,465
7.125%	01/20/37	Baa2		120	141,000
8.000%	01/15/18	Baa2		320	360,000
8.250%	01/20/34	Baa2		305	397,263
Chile Government International Bond (Chile),
Unsec’d. Notes, 144A
6.000%	01/01/22	NR	CLP	100,000	210,781
Unsec’d. Notes, TIPS, 144A
3.000%	01/01/22	NR	CLP	2	71,946

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
6.125%	01/18/41	Baa3		262	$285,580
7.375%	03/18/19	Baa3		200	242,200
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
9.995%	08/01/20	Baa3		40	50,600
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.250%	04/27/17	Ba1		200	210,164
6.625%	07/14/20	Ba1		100	106,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
9.040%	01/23/18	B1		192	208,601
Sr. Unsec’d. Notes, 144A
18.500%	02/04/28	NR	DOP	2,400	63,453
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15	Caa1		100	104,000
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	Ba3		69	65,378
8.250%	04/10/32	Ba3		104	112,060
Sr. Unsec’d. Notes, 144A
5.875%	01/30/25	Ba3		150	142,125
Financing of Infrastrucural Projects State Enterprise (Ukraine),
Gov’t. Gtd. Notes
9.000%	12/07/17	Caa1		200	167,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18	Ba1		60	59,400
5.375%	02/21/23	Ba1		270	262,575
6.375%	03/29/21	Ba1		170	180,838
7.625%	03/29/41	Ba1		214	228,980
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/23	Baa3		520	443,300
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
8.250%	04/12/21	B(d)		180	194,130
Unsub. Notes, MTN
6.375%	03/09/20	B(d)		200	197,500
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, 144A
5.125%	09/14/17	Baa1		100	109,250
6.125%	03/09/21	Baa1		225	256,781
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	Baa1	MXN	640	52,934
7.750%	11/13/42	Baa1	MXN	1,800	146,138
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1		210	208,320
4.000%	10/02/23	Baa1		508	505,460
5.625%	01/15/17	Baa1		270	301,320
5.750%	10/12/10	Baa1		600	564,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
5.500%	12/11/42	NR		200	166,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#			Value
FOREIGN GOVERNMENT BONDS (Continued)
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	06/01/17	Caa1		200		$192,500
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53	Baa2		220		169,950
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.950%	08/12/31	Baa2	PEN	300		115,003
8.750%	11/21/33	Baa2		190		273,600
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	Baa3		420		547,050
8.375%	06/17/19	Baa3		235		297,569
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19	Aa2		321		308,963
Province of Quebec Canada (Canada),
Debs.
7.500%	07/15/23	Aa2		225		293,627
Republic of Angola Via Northern Lights III BV (Netherlands),
Sr. Unsec’d. Notes
7.000%	08/16/19	Ba3		280		300,300
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.750%	08/03/15	B3		100		96,500
8.950%	01/26/18	B3		110		103,400
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37	Baa3		233		290,901
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22	Baa3		100		102,750
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
5.875%	03/13/20	Baa3		430		452,038
7.750%	01/17/38	Baa3		183		207,705
8.500%	10/12/35	Baa3		100		121,250
11.625%	03/04/19	Baa3		320		425,200
Republic of Iraq (Iraq),
Unsec’d. Notes
5.800%	01/15/28	NR		310		262,725
Republic of Serbia (Serbia),
Bonds
4.875%	02/25/20	B1		200		186,750
Sr. Unsec’d. Notes
6.750%	11/01/24	BB-(d)		—(r	)	—
Republic of South Africa (South Africa),
Bonds
8.750%	02/28/48	NR	ZAR	1,170		113,683
Sr. Unsec’d. Notes
5.500%	03/09/20	Baa1		220		236,225
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
6.750%	04/03/18	Baa3		100		110,400
Republic of Uruguay (Uruguay),
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	Baa3		80		102,800

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Romanian Government International Bond (Romania),
Bonds
5.900%	07/26/17	NR	RON	360	$114,757
Sr. Unsec’d. Notes
6.750%	02/07/22	Baa3		142	161,908
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23	Baa3		110	105,188
Russian Federal Bond (Russia),
Bonds
8.150%	02/03/27	Baa1	RUB	3,000	96,940
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42	Baa1		200	205,000
7.500%	03/31/30	Baa1		393	463,437
12.750%	06/24/28	Baa1		80	137,216
Sr. Unsec’d. Notes, 144A
3.250%	04/04/17	Baa1		600	623,538
3.500%	01/16/19	Baa1		200	201,500
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25	Baa1		200	210,250
6.250%	03/08/41	Baa1		265	277,588
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	Baa3		310	350,378
7.500%	07/14/17	Baa3		495	559,969
8.000%	02/14/34	Baa3		540	640,710
Unsec’d. Notes
4.875%	04/16/43	Baa3		500	412,500
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
9.250%	07/24/17	Caa1		370	341,899
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20	B2		101	73,377
7.000%	03/31/38	B2		185	120,713
7.650%	04/21/25	B2		457	329,040
7.750%	10/13/19	B2		270	224,505
8.250%	10/13/24	B2		288	216,720
9.000%	05/07/23	B2		445	361,280
9.250%	05/07/28	B2		70	54,950
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
6.750%	01/29/20	B2		100	106,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $21,314,089)					19,883,765

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	A1		90	106,546

Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	A3		350	309,361

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	240	$202,255

TOTAL MUNICIPAL BONDS (cost $692,427)				618,162

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.6%
Alternative Loan Trust,
Series 2004-J5, Class 2A1
0.519%(c)	08/25/34	A2	1,910	1,851,225
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	B3	724	740,193
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
3.064%(c)	05/25/34	B3	928	874,574
Chase Mortgage Finance Corp.,
Series 2007-A2, Class 2A1
2.841%(c)	07/25/37	B+(d)	459	458,364
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	BBB+(d)	1,903	1,949,618
Series 2006-4, Class 2A1A
6.000%	12/25/35	Caa2	1,420	1,297,228
Countrywide Alternative Loan Trust,
Series 2004-4CB, Class 1A5
5.500%	04/25/34	Ba2	74	75,453
Series 2004-24CB, Class 2A1
5.000%	11/25/19	B3	517	520,253
Series 2004-28CB, Class 3A1
6.000%	01/25/35	Caa2	1,449	1,401,724
Series 2004-32CB, Class 2A5
5.500%	02/25/35	Caa1	945	909,587
Series 2005-21CB, Class A17
6.000%	06/25/35	Caa1	1,787	1,681,918
Series 2005-46CB, Class A1
5.750%	10/25/35	Caa2	1,238	1,109,208
Series 2005-64CB, Series 1A15
5.500%	12/25/35	Caa2	1,861	1,636,440
Series 2005-85CB, Class 2A2
5.500%	02/25/36	Caa3	292	260,679
Series 2005-J3, Class 3A1
6.500%	09/25/34	Caa1	831	823,039
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1
0.519%(c)	02/25/35	B3	822	702,407
Series 2005-13, Class A3
5.500%	06/25/35	CC(d)	753	743,057
Series 2006-15, Class A1
6.250%	10/25/36	Caa2	340	301,685
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR6, Class 7A1
2.616%(c)	10/25/34	Ba1	1,100	1,101,319
Series 2005-10, Class 12A1
5.250%	11/25/20	Caa1	185	186,897
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	Aaa	283	343,169

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2002-T19, Class A2
7.000%	07/25/42	Aaa	469	$553,566
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	Aaa	4,978	481,803
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	Aaa	1,814	1,991,666
Series 2003-W10, Class 3A5
4.299%	06/25/43	Aaa	994	1,071,433
Series 2004-W1, Class 1A7
5.681%	11/25/43	Aaa	1,103	1,194,444
Series 2004-W11, Class 1A1
6.000%	05/25/44	Aaa	846	998,821
Series 2004-W11, Class 1PO, PO
2.271%(s)	05/25/44	Aaa	661	614,532
Series 2004-W12, Class 1A2
6.500%	07/25/44	Aaa	643	738,660
Series 2004-W12, Class 1PO, PO
2.884%(s)	07/25/44	Aaa	1,057	980,316
Series 2009-W1, Class W1
6.000%	12/25/49	Aaa	653	749,199
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	Aaa	675	755,725
Series 2001-84, Class PZ
5.250%	09/25/41	Aaa	335	378,477
Series 2003-34, Class SG, IO
6.821%(c)	02/25/33	Aaa	1,388	150,264
Series 2003-49, Class YC
4.000%	06/25/23	Aaa	320	343,606
Series 2003-78, Class B
5.000%	08/25/23	Aaa	1,342	1,471,441
Series 2004-70, Class EB
5.000%	10/25/24	Aaa	224	243,965
Series 2005-87, Class PE
5.000%	12/25/33	Aaa	512	526,560
Series 2006-44, Class P, PO
3.442%(s)	12/25/33	Aaa	140	129,829
Series 2006-77, Class PC
6.500%	08/25/36	Aaa	306	344,728
Series 2006-114, Class HD
5.500%	10/25/35	Aaa	714	745,292
Series 2006-114, Class HE
5.500%	12/25/36	Aaa	2,138	2,377,253
Series 2006-118, Class A2
0.239%(c)	12/25/36	Aaa	163	159,576
Series 2007-30, Class KA
5.000%	07/25/36	Aaa	1,485	1,583,229
Series 2007-109, Class YI, IO
6.271%(c)	12/25/37	Aaa	1,490	285,816
Series 2008-85, Class EB
5.000%	09/25/28	Aaa	187	198,974
Series 2010-27, Class PM
4.000%	01/25/39	Aaa	282	291,579
Series 2010-111, Class AE
5.500%	04/25/38	Aaa	540	583,291
Series 2011-37, Class VC

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.500%	01/25/28	Aaa	1,794	$1,901,884
Series 2011-52, Class GB
5.000%	06/25/41	Aaa	1,010	1,108,390
Series 2012-13, Class JP
4.500%	02/25/42	Aaa	519	544,535
Series 2012-132, Class US
11.722%(c)	12/25/42	Aaa	63	63,665
Series 2013-4, Class AJ
3.500%	02/25/43	Aaa	898	918,559
Series 2013-13, Class IK, IO
2.500%	03/25/28	Aaa	3,720	366,671
Series 2013-83, Class CA
3.500%	10/25/37	Aaa	1,106	1,154,531
Series 2013-96, Class YA
3.500%	09/25/38	Aaa	1,436	1,491,436
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	388	403,630
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	798	833,210
Series 2003-W6, Class F
0.529%(c)	09/25/42	Aaa	866	856,042
Series 2004-W9, Class 1PO, PO
2.210%(s)	02/25/44	Aaa	912	846,286
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	Aaa	950	1,060,800
First Horizon Asset Securities, Inc.,
Series 2006-2, Class 1A3
6.000%	08/25/36	CCC(d)	778	781,592
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
4.680%(c)	02/25/35	B+(d)	886	881,618
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	Aaa	631	704,527
Series 2768, Class PK
5.000%	03/15/34	Aaa	276	289,249
Series 2846, Class GB
5.000%	08/15/24	Aaa	1,430	1,578,453
Series 2877, Class PB
5.500%	10/15/34	Aaa	880	984,415
Series 2902, Class QG
5.500%	12/15/34	Aaa	400	443,879
Series 2907, Class VC
4.500%	05/15/34	Aaa	706	726,558
Series 3158, Class NE
5.500%	05/15/36	Aaa	450	498,119
Series 3187, Class Z
5.000%	07/15/36	Aaa	1,114	1,215,552
Series 3552, Class CA
4.500%	03/15/27	Aaa	561	574,928
Series 3704, Class DC
4.000%	11/15/36	Aaa	297	317,081
Series 3816, Class HN
4.500%	01/15/41	Aaa	485	504,828
Series 3819, Class JP
4.000%	08/15/39	Aaa	390	404,077

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3827, Class BM
5.500%	08/15/39	Aaa	1,930	$2,114,732
Series 3920, Class LP
5.000%	01/15/34	Aaa	800	875,109
Series 4054, Class HI, IO
3.000%	05/15/26	Aaa	4,721	526,514
Series 4168, Class JA
3.500%	02/15/43	Aaa	1,038	1,076,804
Series 4219, Class JA
3.500%	08/15/39	Aaa	1,214	1,240,202
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	Aaa	1,432	1,452,431
Series 304, Class C32, IO
3.000%	12/15/27	Aaa	2,961	352,285
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	Aaa	881	932,500
Series 2004-19, Class KE
5.000%	03/16/34	Aaa	855	957,845
Series 2005-3, Class QB
5.000%	01/16/35	Aaa	250	283,429
Series 2008-38, Class BG
5.000%	05/16/38	Aaa	360	390,447
Series 2011-22, Class WA
5.968%(c)	02/20/37	Aaa	692	762,361
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	Aaa	30,918	217,207
Series 2012-H21, Class CF
0.886%(c)	05/20/61	Aaa	2,226	2,225,901
Series 2012-H24, Class FG
0.616%(c)	04/20/60	Aaa	949	942,704
Series 2012-H31, Class FD
0.542%(c)	12/20/62	Aaa	1,129	1,110,388
Series 2013-H04, Class BA
1.650%	02/20/63	Aaa	848	827,573
Series 2013-H05, Class FB
0.586%(c)	02/20/62	Aaa	942	933,282
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.729%(c)	09/25/34	A1	517	513,485
Indymac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.959%(c)	12/25/34	Caa2	2,918	2,049,613
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A1
5.000%	06/25/21	Caa2	259	254,535
Series 2007-A1, Class 3A2
2.812%(c)	07/25/35	Caa1	646	639,703
Series 2007-S3, Class 2A3
6.000%	08/25/22	D(d)	1,230	1,231,963
MASTR Alternative Loans Trust,
Series 2005-6, Class 1A2
5.500%	12/25/35	Caa2	1,307	1,121,645
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	A+(d)	864	903,241

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
0.959%(c)	03/25/28	Baa3	833	$815,788
Series 2003-WMC2, Class A2
0.819%(c)	10/25/28	Baa1	662	654,366
Series 2004-B, Class A1
0.679%(c)	05/25/29	Baa1	522	500,803
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.448%(c)	07/25/34	Ba3	369	363,196
Series 2006-7, Class 1A
5.000%	06/25/21	Caa2	953	915,995
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	01/01/42	Aaa	493	488,943
Opteum Mortgage Acceptance Corp,
Series 2005-5, Class 2A1B
5.640%(c)	12/25/35	B1	141	139,725
Residential Mutual Funding Securities, Inc.,
Series 2007-S9, Class 2A1
5.500%	09/25/22	BB(d)	392	396,900
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.373%(c)	07/20/36	B1	1,125	1,006,956
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	AAA(d)	143	141,190
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	AAA(d)	507	497,996
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	AA(d)	722	695,940
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	A+(d)	700	671,629
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 2A1
0.470%(c)	10/25/35	Ba1	1,879	1,727,070
Series 2004-9XS, Class A
0.549%(c)	07/25/34	Ba1	1,031	977,628
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
0.881%(c)	01/19/34	Baa2	1,487	1,435,584
Series 2004-AR1, Class 1A1
0.881%(c)	03/19/34	Baa2	1,621	1,571,743
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR7, Class 5A1
1.613%(c)	03/25/46	Caa3	1,346	999,140
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	Ba2	445	462,948
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-G, Class A1
2.490%(c)	06/25/33	Baa1	269	270,645
Series 2003-H, Class A1
2.619%(c)	09/25/33	Baa1	267	268,723
Series 2004-R, Class 2A1
2.615%(c)	09/25/34	Baa1	739	752,191
Series 2007-2, Class 3A5
5.250%	03/25/37	Ba2	608	626,302

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $101,165,772)				$100,683,897

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Fannie Mae Principal Strip, MTN
3.324%(s)	05/15/30		900	450,337
Federal Home Loan Mortgage Corp.
0.375%	08/28/14		10,000	10,019,690
0.625%	12/29/14		10,000	10,049,790
3.500%	03/01/32-07/01/33		19,052	19,565,787
4.000%	02/01/26-06/01/43		6,894	7,209,731
4.500%	09/01/24-08/01/30		1,123	1,203,246
5.000%	04/01/22-10/01/40		4,160	4,501,307
5.500%	06/01/23-06/01/37		2,345	2,502,568
7.000%	11/01/37		807	883,319
Federal National Mortgage Assoc.
1.735%	05/01/20		1,115	1,081,648
1.770%	02/01/20		1,557	1,538,136
2.010%	06/01/20		1,300	1,276,203
2.180%	07/01/20		1,182	1,164,247
2.330%	01/01/23		1,000	941,247
2.340%	12/01/22		2,075	1,953,533
2.350%	05/01/23		954	894,270
2.370%	12/01/22		813	762,771
2.390%	12/01/22		1,020	964,834
2.400%	09/01/22		2,000	1,904,427
2.450%	05/01/23		1,868	1,757,794
2.520%	05/01/23		1,500	1,390,865
2.570%	03/01/23		1,180	1,125,639
2.610%	03/01/23		1,585	1,486,953
2.666%	12/01/22		1,087	1,048,419
2.710%	10/01/22		1,268	1,297,552
2.770%	06/01/23		1,940	1,868,553
2.840%	07/01/22		1,350	1,326,610
2.960%	04/01/22		977	970,606
3.030%	12/01/21		1,651	1,655,273
3.500%	08/01/32-08/01/43		24,812	25,368,058
3.540%	10/01/20		1,500	1,570,087
3.590%	08/01/23		2,325	2,301,608
3.770%	09/01/21		1,500	1,583,701
3.772%	05/01/22		956	1,007,676
4.000%	06/01/32-08/01/43		8,471	8,868,023
4.010%	08/01/21		922	982,732
4.340%	04/01/20		1,016	1,112,238
4.375%	06/01/21		1,008	1,101,921
4.500%	06/01/26-09/01/26		1,735	1,845,034
4.506%	06/01/19		1,425	1,571,905
4.762%	08/01/26		1,382	1,517,886
5.000%	04/01/23-07/01/41		8,062	8,746,719
5.500%	07/01/21-04/01/37		7,449	8,070,623
6.000%	10/01/22-04/01/39		5,508	6,057,860
7.000%	01/01/39		948	1,065,713
7.500%	10/01/35		866	1,025,739
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39		1,572	1,686,900
Residual Funding Corp. Principal Strip, PO
1.620%(s)	07/15/20		2,000	1,698,058
1.700%(s)	10/15/20		2,500	2,094,305

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority
1.750%	10/15/18		220	$220,214
3.840%(s)	06/15/35		775	287,845
4.875%	01/15/48		520	523,078

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $167,065,180)				163,103,278

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
2.750%	11/15/42		30	24,830
U.S. Treasury Notes
0.250%	01/31/14(k)		32,065	32,087,542
0.250%	03/31/14(k)		50	50,047
0.250%	08/15/15		13,000	12,986,792
0.500%	07/31/17		14,500	14,226,994
0.625%	08/31/17-04/30/18		100	98,135
0.750%	12/31/17		10	9,830
1.000%	06/30/19		13,200	12,721,500
1.375%	09/30/18		5,500	5,496,133
2.500%	08/15/23		815	806,723
2.750%	02/28/18		6,000	6,403,128
4.125%	05/15/15		5,790	6,152,552
U.S. Treasury Strips
0.604%(s)	08/15/17		5,000	4,803,790
0.700%(s)	02/15/18		5,000	4,736,415
1.292%(s)	11/15/19(a)		9,000	8,047,755
1.360%(s)	05/15/20		10,000	8,774,760
1.397%(s)	05/15/21		7,000	5,884,676
1.570%(s)	02/15/21		9,000	7,656,228
1.802%(s)	02/15/28		6,000	3,665,940
1.841%(s)	11/15/21(a)		10,000	8,211,050
2.810%(s)	02/15/34		1,800	836,609
2.845%(s)	02/15/35		800	355,856
2.934%(s)	02/15/29(a)		2,860	1,667,377

TOTAL U.S. TREASURY OBLIGATIONS
(cost $149,389,404)				145,704,662

TOTAL LONG-TERM INVESTMENTS
(cost $2,460,222,607)				2,641,793,775

	Shares	Value
SHORT-TERM INVESTMENTS — 12.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $348,659,687; includes $196,349,116 of cash collateral for securities on loan)(b)(w)	348,659,687	$348,659,687

	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n)
U.S. Treasury Bills
0.005% 01/23/14	55	54,999
0.020% 11/14/13	105	104,998

TOTAL U.S. TREASURY OBLIGATIONS
(cost $159,981)		159,997

TOTAL SHORT-TERM INVESTMENTS
(cost $348,819,668)		348,819,684

TOTAL INVESTMENTS — 107.1%
(cost $2,809,042,275)		2,990,613,459
Liabilities in excess of other assets(x) — (7.1)%		(199,478,423)

NET ASSETS — 100.0%		$2,791,135,036

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARM	Adjustable-Rate Mortgage
ASX	Australian Securities Exchange
CAC	40 French Stock Market Index
CDO	Collateralized Debt Obligation
CHI-X	European Equity Exchange
CNX	Crisil NSE Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
FTSE	Financial Times Stock Exchange
IBEX	Indice Bursatil Espanol
IO	Interest Only
MIB	Milano Italia Borga Index
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PO	Prinicipal Only
PRFC	Preference Shares

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits Securities
SGX	Singapore Stock Exchange
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
W/I	When Issued
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Market
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira

TWD	New Taiwanese Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,291,336; cash collateral of $196,349,116 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(t)	Represents step coupon bond. The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
23	2 Year U.S. Treasury Notes	Dec. 2013	$5,053,453	$5,066,109	$12,656
207	10 Year Canadian Government Bonds	Dec. 2013	25,694,889	26,052,599	357,710
448	10 Year U.S. Treasury Notes	Dec. 2013	55,626,469	56,623,000	996,531
52	20 Year U.S. Treasury Bonds	Dec. 2013	6,846,781	6,935,500	88,719
228	ASX SPI 200 Index	Dec. 2013	27,996,698	27,773,362	(223,336)
1,278	Euro STOXX 50	Dec. 2013	49,733,759	49,776,266	42,507
290	FTSE 100 Index	Dec. 2013	30,786,126	30,185,446	(600,680)
121	FTSE/MIB Index	Dec. 2013	14,474,722	14,256,189	(218,533)
120	IBEX 35 Index	Oct. 2013	14,563,063	14,829,297	266,234
466	Russell 2000 Mini Index	Dec. 2013	49,020,870	49,927,240	906,370
1,321	S&P 500 E-Mini	Dec. 2013	111,253,895	110,587,515	(666,380)
647	SGX CNX Nifty Index	Oct. 2013	7,724,365	7,460,557	(263,808)
470	TOPIX Index	Dec. 2013	56,913,729	57,210,947	297,218

					995,208

Short Positions:
871	5 Year U.S. Treasury Notes	Dec. 2013	104,630,906	105,431,828	(800,922)
373	10 Year Euro-Bund	Dec. 2013	69,419,641	70,898,157	(1,478,516)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
144	10 Year U.S. Treasury Notes	Dec. 2013	$17,916,813	$18,200,250	$(283,437)
18	10 Year Japanese Bonds	Dec. 2013	26,179,155	26,391,576	(212,421)
7	20 Year U.S. Treasury Bonds	Dec. 2013	920,625	933,625	(13,000)
548	CAC40 10 Euro	Oct. 2013	30,702,637	30,736,871	(34,234)
361	Hang Seng Index	Oct. 2013	54,107,325	53,254,703	852,622
190	S&P/TSX 60 Index	Dec. 2013	27,055,283	26,949,177	106,106

					(1,863,802)

					$ (868,594)

(1) Cash of $470,000 and U.S. Treasury Securities with a market value of $30,621,408 have been segregated to cover requirements for open futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/18/13	Citigroup Global Markets	AUD	6,423	$5,833,960	$5,971,875	$137,915
Expiring 11/18/13	Goldman Sachs & Co.	AUD	224	200,511	208,480	7,969
Expiring 11/18/13	RBC Dominion Securities	AUD	161	149,442	149,619	177
Expiring 11/18/13	State Street Bank	AUD	422	393,617	392,181	(1,436)
Expiring 12/18/13	Credit Suisse First Boston Corp.	AUD	506	460,553	469,350	8,797
British Pound,
Expiring 11/18/13	Citigroup Global Markets	GBP	296	458,517	478,713	20,196
Expiring 11/18/13	Citigroup Global Markets	GBP	281	439,696	454,322	14,626
Canadian Dollar,
Expiring 11/18/13	BNP Paribas	CAD	239	232,025	231,876	(149)
Expiring 11/18/13	Citigroup Global Markets	CAD	6,941	6,706,936	6,730,313	23,377
Expiring 11/18/13	Citigroup Global Markets	CAD	807	780,045	782,764	2,719
Expiring 11/18/13	Merriman Capital, Inc.	CAD	178	169,260	172,872	3,612
Chilean Peso,
Expiring 12/18/13	Credit Suisse First Boston Corp.	CLP	229,171	443,442	448,968	5,526
Colombian Peso,
Expiring 12/18/13	Citigroup Global Markets	COP	887,591	461,086	462,334	1,248
Expiring 12/18/13	Credit Suisse First Boston Corp.	COP	337,469	177,615	175,783	(1,832)
Euro,
Expiring 11/18/13	Citigroup Global Markets	EUR	169	228,171	228,448	277
Expiring 11/18/13	Goldman Sachs & Co.	EUR	585	781,115	791,709	10,594
Expiring 11/18/13	Goldman Sachs & Co.	EUR	106	141,957	143,872	1,915
Expiring 11/18/13	State Street Bank	EUR	421	562,187	569,315	7,128
Expiring 12/18/13	Credit Suisse First Boston Corp.	EUR	142	192,911	192,827	(84)
Expiring 12/18/13	Credit Suisse First Boston Corp.	EUR	206	278,848	279,241	393
Hong Kong Dollar,
Expiring 11/18/13	RBC Dominion Securities	HKD	7,967	1,027,569	1,027,357	(212)
Expiring 11/18/13	State Street Bank	HKD	11,787	1,520,282	1,519,938	(344)
Expiring 11/18/13	Toronto Dominion	HKD	1,755	226,388	226,308	(80)
Israeli Shekel,
Expiring 12/18/13	Deutsche Bank	ILS	1,648	454,325	466,874	12,549
Japanese Yen,
Expiring 10/18/13	BNP Paribas	JPY	70,079	708,247	713,027	4,780
Expiring 10/18/13	Citigroup Global Markets	JPY	37,882	383,244	385,433	2,189
Expiring 10/18/13	Goldman Sachs & Co.	JPY	41,935	417,791	426,670	8,879
Expiring 11/18/13	Credit Suisse First Boston Corp.	JPY	94,414	956,650	960,793	4,143
Expiring 11/18/13	Merriman Capital, Inc.	JPY	30,840	313,219	313,838	619
Expiring 12/18/13	Credit Suisse First Boston Corp.	JPY	18,900	190,214	192,390	2,176
Expiring 12/18/13	Deutsche Bank	JPY	27,129	274,342	276,153	1,811

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 12/18/13	Credit Suisse First Boston Corp.	MXN	17,967	$ 1,363,891	$ 1,363,717	$ (174)
New Taiwanese Dollar,
Expiring 12/18/13	Credit Suisse First Boston Corp.	TWD	13,482	456,464	456,543	79
Norwegian Krone,
Expiring 11/18/13	Citigroup Global Markets	NOK	3,282	558,113	544,859	(13,254)
Philippine Peso,
Expiring 12/18/13	Deutsche Bank	PHP	20,117	463,215	461,980	(1,235)
Polish Zloty,
Expiring 12/18/13	Credit Suisse First Boston Corp.	PLN	558	179,187	177,757	(1,430)
Russian Ruble,
Expiring 12/18/13	Credit Suisse First Boston Corp.	RUB	15,030	469,015	457,218	(11,797)
Singapore Dollar,
Expiring 11/18/13	Merriman Capital, Inc.	SGD	246	191,828	196,073	4,245
Expiring 11/18/13	State Street Bank	SGD	1,390	1,100,263	1,108,437	8,174
Expiring 12/18/13	Credit Suisse First Boston Corp.	SGD	577	455,186	460,063	4,877
South African Rand,
Expiring 12/18/13	Credit Suisse First Boston Corp.	ZAR	1,836	187,458	180,667	(6,791)
South Korean Won,
Expiring 12/18/13	Deutsche Bank	KRW	525,758	482,037	486,757	4,720
Swedish Krona,
Expiring 11/18/13	Credit Suisse First Boston Corp.	SEK	5,317	814,689	826,329	11,640
Expiring 11/18/13	Credit Suisse First Boston Corp.	SEK	3,599	551,410	559,288	7,878
Swiss Franc,
Expiring 11/18/13	Credit Suisse First Boston Corp.	CHF	2,950	3,184,289	3,263,817	79,528
Expiring 11/18/13	Credit Suisse First Boston Corp.	CHF	603	651,179	667,442	16,263
Turkish Lira,
Expiring 12/18/13	Credit Suisse First Boston Corp.	TRY	379	190,214	184,780	(5,434)

				$36,862,603	$37,239,370	$376,767

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/18/13	Bank of America	AUD	1,296	$ 1,206,863	$ 1,204,965	$ 1,898
Expiring 11/18/13	Citigroup Global Markets	AUD	445	404,107	413,660	(9,553)
Expiring 12/18/13	Credit Suisse First Boston Corp.	AUD	506	466,791	469,350	(2,559)
British Pound,
Expiring 10/18/13	Toronto Dominion	GBP	2,534	4,003,032	4,101,807	(98,775)
Expiring 11/18/13	Bank of America	GBP	597	965,943	965,841	102
Expiring 11/18/13	Citigroup Global Markets	GBP	732	1,133,865	1,183,938	(50,073)
Expiring 11/18/13	Societe Generale	GBP	4,991	7,706,004	8,076,321	(370,317)
Expiring 11/18/13	Societe Generale	GBP	159	244,925	256,695	(11,770)
Canadian Dollar,
Expiring 11/18/13	Bank of America	CAD	591	573,724	572,996	728
Expiring 11/18/13	Westpac Banking Corp.	CAD	350	333,010	339,862	(6,852)
Chilean Peso,
Expiring 12/18/13	Deutsche Bank	CLP	229,171	449,223	448,969	254
Colombian Peso,
Expiring 12/18/13	Credit Suisse First Boston Corp.	COP	865,485	440,338	450,819	(10,481)
Expiring 12/18/13	Deutsche Bank	COP	886,704	453,012	461,871	(8,859)
Euro,
Expiring 10/18/13	BNP Paribas	EUR	272	363,315	367,991	(4,676)
Expiring 10/18/13	Citigroup Global Markets	EUR	130	172,711	175,791	(3,080)
Expiring 10/18/13	Goldman Sachs & Co.	EUR	580	769,938	785,183	(15,245)
Expiring 10/18/13	Goldman Sachs & Co.	EUR	264	350,538	357,455	(6,917)
Expiring 10/18/13	Goldman Sachs & Co.	EUR	231	304,396	312,136	(7,740)
Expiring 10/18/13	State Street Bank	EUR	399	539,242	539,677	(435)
Expiring 10/18/13	Toronto Dominion	EUR	21,861	29,059,774	29,576,133	(516,359)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 10/18/13	Westpac Banking Corp.	EUR	280	$ 378,598	$ 378,815	$ (217)
Expiring 11/18/13	Bank of America	EUR	733	991,686	991,238	448
Expiring 11/18/13	Goldman Sachs & Co.	EUR	1,820	2,420,015	2,462,554	(42,539)
Expiring 11/18/13	National Australia Bank Ltd.	EUR	290	387,688	392,211	(4,523)
Expiring 11/18/13	Societe Generale	EUR	214	282,981	289,182	(6,201)
Expiring 12/18/13	Credit Suisse First Boston Corp.	EUR	349	473,155	472,068	1,087
Hong Kong Dollar,
Expiring 10/18/13	Toronto Dominion	HKD	5,600	722,205	722,044	161
Expiring 11/18/13	Bank of America	HKD	11,169	1,440,287	1,440,214	73
Expiring 11/18/13	Merriman Capital, Inc.	HKD	1,488	191,996	191,939	57
Expiring 11/18/13	State Street Bank	HKD	13,778	1,777,045	1,776,643	402
Israeli Shekel,
Expiring 12/18/13	Credit Suisse First Boston Corp.	ILS	672	192,158	190,496	1,662
Japanese Yen,
Expiring 10/18/13	Credit Suisse First Boston Corp.	JPY	33,300	334,952	338,815	(3,863)
Expiring 10/18/13	Westpac Banking Corp.	JPY	873,949	8,721,624	8,892,091	(170,467)
Expiring 11/18/13	Bank of America	JPY	218,182	2,223,181	2,220,298	2,883
Expiring 11/18/13	National Australia Bank Ltd.	JPY	52,065	533,634	529,835	3,799
Expiring 11/18/13	State Street Bank	JPY	96,104	980,811	977,987	2,824
Expiring 11/18/13	State Street Bank	JPY	48,959	497,417	498,221	(804)
Expiring 11/18/13	State Street Bank	JPY	20,809	212,370	211,759	611
Expiring 12/18/13	Credit Suisse First Boston Corp.	JPY	46,030	459,040	468,542	(9,502)
Mexican Peso,
Expiring 12/18/13	Credit Suisse First Boston Corp.	MXN	5,905	438,880	448,230	(9,350)
Expiring 12/18/13	Credit Suisse First Boston Corp.	MXN	4,838	377,672	367,180	10,492
New Taiwanese Dollar,
Expiring 12/18/13	Credit Suisse First Boston Corp.	TWD	5,317	181,298	180,068	1,230
Philippine Peso,
Expiring 12/18/13	Credit Suisse First Boston Corp.	PHP	11,957	276,946	274,592	2,354
Expiring 12/18/13	Credit Suisse First Boston Corp.	PHP	8,160	190,963	187,389	3,574
Polish Zloty,
Expiring 12/18/13	Credit Suisse First Boston Corp.	PLN	1,445	446,172	460,487	(14,315)
Russian Ruble,
Expiring 12/18/13	Credit Suisse First Boston Corp.	RUB	9,000	276,668	273,791	2,877
Expiring 12/18/13	Credit Suisse First Boston Corp.	RUB	6,030	187,390	183,428	3,962
Expiring 12/30/13	Credit Suisse First Boston Corp.	RUB	11,330	345,532	343,841	1,691
Singapore Dollar,
Expiring 10/18/13	RBC Dominion Securities	SGD	196	156,708	156,659	49
Expiring 10/18/13	Toronto Dominion	SGD	1,478	1,166,163	1,178,250	(12,087)
Expiring 11/18/13	Bank of America	SGD	908	723,132	723,622	(490)
Expiring 11/18/13	State Street Bank	SGD	182	143,665	144,732	(1,067)
Expiring 12/18/13	Credit Suisse First Boston Corp.	SGD	350	279,025	279,267	(242)
Expiring 12/18/13	Credit Suisse First Boston Corp.	SGD	227	181,944	180,795	1,149
South African Rand,
Expiring 12/18/13	Credit Suisse First Boston Corp.	ZAR	4,544	447,911	447,198	713
South Korean Won,
Expiring 12/18/13	Credit Suisse First Boston Corp.	KRW	298,642	276,265	276,489	(224)
Expiring 12/18/13	Credit Suisse First Boston Corp.	KRW	227,116	210,238	210,268	(30)
Swiss Franc,
Expiring 10/18/13	Toronto Dominion	CHF	1,364	1,466,974	1,508,779	(41,805)
Expiring 11/18/13	Goldman Sachs & Co.	CHF	838	906,323	927,344	(21,021)
Expiring 11/18/13	National Australia Bank Ltd.	CHF	1,040	1,129,681	1,150,213	(20,532)
Expiring 11/18/13	State Street Bank	CHF	1,147	1,241,952	1,268,920	(26,968)
Turkish Lira,
Expiring 12/18/13	Credit Suisse First Boston Corp.	TRY	934	448,302	455,510	(7,208)

				$84,661,398	$86,133,464	$(1,472,066)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$ 275,970	$ 9,409,414	$ —
Austria	—	452,246	—
Belgium	—	5,449,340	—
Bermuda	8,549,212	—	—
Brazil	10,781,439	—	—
British Virgin Islands	6,074,349	—	—
Canada	12,704,609	—	—
China	4,392,679	40,968,683	—
Denmark	569,790	984,457	—
Finland	—	3,181,363	—
France	2,417,423	37,704,951	—
Germany	509,880	24,460,385	—
Hong Kong	683,280	30,854,288	—
Hungary	—	1,999,779	—
India	7,907,020	—	—
Indonesia	—	4,370,424	—
Ireland	4,935,172	1,864,788	—
Israel	1,246,740	—	—
Italy	—	1,538,728	—
Japan	—	70,603,208	—
Liberia	315,504	—	—
Marshall Islands	980,685	—	—
Mexico	3,843,915	—	—
Netherlands	8,143,999	20,246,580	—
Norway	56,945	548,140	—
Panama	372,052	—	—
Poland	—	7,948,606	—
Portugal	—	393,839	—
Qatar	786,326	—	—
Russia	19,644,747	—	—
Singapore	7,383,869	2,686,083	—
South Africa	610,944	8,581,385	—
South Korea	14,690,660	27,093,524	—
Spain	—	5,600,872	—
Sweden	—	5,024,103	—
Switzerland	8,186,687	43,713,565	—
Taiwan	9,492,088	18,838,630	—
Thailand	—	3,312,266	—
Turkey	—	11,927,712	—
United Arab Emirates	2,070,307	664,082	—
United Kingdom	11,360,147	80,015,678	—
United States	967,900,662	—	—
Preferred Stocks:
Brazil	12,025,053	—	—
Cayman Islands	196,519	—	—
Germany	—	7,243,452	—
Luxembourg	605,717	—	—
United States	10,412,590	—	—
Rights:
Spain	17,396	—	—
United Kingdom	206,667	—	—
Asset-Backed Securities	—	88,894,491	—
Bank Loans	—	5,346,464	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3

Commercial Mortgage-Backed Securities	$ —	$ 19,735,009	$ 1,423,583
Convertible Bonds	—	98,289,693	—
Corporate Bonds	—	377,609,074	2,470,084
Foreign Government Bonds	—	19,820,312	63,453
Municipal Bonds	—	618,162	—
Residential Mortgage-Backed Securities	—	100,194,954	488,943
U.S. Government Agency Obligations	—	163,103,278	—
U.S. Treasury Obligations	—	145,864,659	—
Affiliated Money Market Mutual Fund	348,659,687	—	—
Other Financial Instruments*
Futures	(868,594)	—	—
Foreign Forward Currency Contracts	—	(1,095,299)	—

Total	$1,488,142,135	$1,496,061,368	$ 4,446,063

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (7.0% represents investments purchased with collateral from securities on loan)	12.5%
Oil & Gas	6.5
U.S. Government Agency Obligations	5.8
U.S. Treasury Obligations	5.2
Banks	5.2
Retail	3.7
Real Estate Investment Trusts	3.6
Residential Mortgage-Backed Securities	3.6
Insurance	3.4
Pharmaceuticals	3.3
Asset-Backed Securities	3.2
Telecommunications	3.0
Diversified Financial Services	2.9
Semiconductors	2.9
Internet Software & Services	2.8
Financial – Bank & Trust	2.6
Media	2.2
Chemicals	1.9
Automobile Manufacturers	1.8
Healthcare Products & Services	1.8
Software	1.7
Biotechnology	1.6
Electric	1.5
Computers	1.5
Commercial Services	1.5
Metals & Mining	1.4
Real Estate	1.3
Food	1.2
Transportation	1.2
Beverages	1.1
Electronic Components & Equipment	0.9
Agriculture	0.9
Commercial Mortgage-Backed Securities	0.8
Foreign Government Bonds	0.7

Building Materials	0.7%
Aerospace & Defense	0.7
Holding Companies – Diversified	0.7
Distribution/Wholesale	0.6
Lodging	0.6
Electronics	0.6
Pipelines	0.6
Apparel	0.5
Diversified Manufacturing	0.5
Construction & Engineering	0.5
Auto Parts & Equipment	0.5
Miscellaneous Manufacturing	0.5
Investment Companies	0.4
Airlines	0.4
Leisure Time	0.4
Household Products/Wares	0.3
Cosmetics/Personal Care	0.3
Home Builders	0.3
Hand/Machine Tools	0.2
Containers & Packaging	0.2
Entertainment	0.2
Diversified Machinery	0.2
Metal Fabricate/Hardware	0.2
Specialty Retail	0.2
Advertising	0.2
Electrical Equipment	0.2
Textiles	0.2
Home Furnishings	0.2
Foods	0.2
Forest Products & Paper	0.2
Machinery – Construction & Mining	0.1
Coal	0.1
Office Equipment	0.1
Savings & Loan	0 .1

107.1
Liabilities in excess of other assets	(7.1)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Equity contracts	$ 688,149
Foreign exchange contracts	(1,095,299)
Interest rate contracts	(1,332,680)

Total	$(1,739,830)

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 94.4%
Australia — 2.3%
BHP Billiton Ltd.	180,999	$6,022,307
Rio Tinto Ltd.	67,463	3,905,003

		9,927,310

Belgium — 1.3%
Anheuser-Busch InBev NV	59,800	5,932,026

Canada
Nortel Networks Corp.*(g)	2,492	13

China — 2.9%
China Construction Bank Corp. (Class H Stock)	4,269,000	3,290,002
CNOOC Ltd. (Class H Stock)	1,826,000	3,699,255
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,807,145	3,360,004
Ping An Insurance (Group) Co. of China Ltd. (Class H Stock)	348,000	2,590,515

		12,939,776

France — 13.7%
Accor SA	118,466	4,922,873
AXA SA	235,488	5,465,402
BNP Paribas SA	71,193	4,815,815
Essilor International SA	15,430	1,659,501
Groupe FNAC SA*	2,850	76,071
Imerys SA	33,302	2,325,192
Kering	22,142	4,962,059
Lafarge SA	60,244	4,203,609
LVMH Moet Hennessy Louis Vuitton SA	24,751	4,877,566
Pernod-Ricard SA	27,507	3,415,703
Sanofi	75,473	7,643,673
Schneider Electric SA	46,256	3,914,075
Technip SA	36,100	4,238,227
Total SA	129,941	7,531,752

		60,051,518

Germany — 6.4%
Allianz SE	36,590	5,756,649
Bayer AG	47,210	5,567,518
Fresenius Medical Care AG & Co. KGaA	35,430	2,303,483
Linde AG	16,155	3,201,409
OSRAM Licht AG*	4,020	188,715
SAP AG	86,796	6,419,005
Siemens AG	40,202	4,848,294

		28,285,073

Hong Kong — 3.4%
Belle International Holdings Ltd.	932,000	1,355,092
Cheung Kong Holdings Ltd.	469,000	7,139,734
Hang Lung Properties Ltd.	1,014,000	3,452,743
Sands China Ltd.	449,600	2,783,255

		14,730,824

Indonesia — 0.3%
Astra International Tbk PT	2,373,500	1,322,426

Israel — 0.7%
Teva Pharmaceutical Industries Ltd., ADR	78,820	2,977,820

Japan — 18.2%
Astellas Pharma, Inc.	75,900	3,876,973
Canon, Inc.	82,250	2,633,590
Daikin Industries Ltd.	79,400	4,237,879

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
East Japan Railway Co.	56,700	$4,886,675
FANUC Corp.	23,400	3,878,013
Honda Motor Co. Ltd.	170,400	6,513,166
Japan Tobacco, Inc.	174,900	6,305,105
Komatsu Ltd.	179,200	4,474,441
Kubota Corp.	349,000	5,072,389
Makita Corp.	77,500	4,515,402
Mitsubishi Corp.	192,200	3,902,393
Nidec Corp.	34,800	2,932,009
Nitto Denko Corp.	61,000	3,978,040
Shin-Etsu Chemical Co. Ltd.	60,500	3,712,044
SMC Corp.	20,623	4,922,003
Sumitomo Corp.	248,200	3,354,592
Toyota Motor Corp.	137,000	8,786,844
Yahoo! Japan Corp.	334,500	1,903,229

		79,884,787

Netherlands — 4.7%
Akzo Nobel NV	59,580	3,914,444
ASML Holding NV	14,852	1,467,007
ING Groep NV, CVA*	450,897	5,116,319
Royal Dutch Shell PLC (Class A Stock)	304,734	10,036,593

		20,534,363

South Korea — 1.3%
Hyundai Mobis	7,600	2,021,764
Samsung Electronics Co. Ltd., GDR	5,740	3,650,676

		5,672,440

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA	420,140	4,698,178

Sweden — 0.7%
Atlas Copco AB (Class A Stock)	105,500	3,090,574

Switzerland — 14.2%
ABB Ltd.*	173,597	4,100,240
Cie Financiere Richemont SA	36,790	3,686,204
Credit Suisse Group AG*	201,919	6,175,072
Glencore International PLC*	838,059	4,563,505
Holcim Ltd.*	43,434	3,238,339
Nestle SA	128,847	8,985,032
Novartis AG	120,852	9,295,715
Roche Holding AG	33,880	9,143,310
SGS SA	707	1,689,669
UBS AG*	308,121	6,315,075
Zurich Insurance Group AG*	19,540	5,037,194

		62,229,355

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	144,904	2,457,572

United Kingdom — 22.6%
Aggreko PLC	82,400	2,138,294
Barclays PLC	1,645,900	7,042,147
BG Group PLC	464,256	8,862,540
BHP Billiton PLC	114,045	3,354,801
British American Tobacco PLC	100,927	5,311,745
Burberry Group PLC	172,866	4,574,267
Centrica PLC	465,704	2,787,213
HSBC Holdings PLC	1,015,391	10,997,571
Imperial Tobacco Group PLC	102,800	3,800,283
Marks & Spencer Group PLC	431,790	3,469,522

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Meggitt PLC	297,090	$2,638,702
Prudential PLC	296,992	5,525,330
Rio Tinto PLC	83,526	4,077,179
Standard Chartered PLC	377,278	9,038,770
Tesco PLC	702,203	4,082,296
Tullow Oil PLC	136,285	2,259,458
Unilever PLC	127,859	4,971,220
Vodafone Group PLC	2,399,060	8,420,328
WPP PLC	291,482	5,990,004

		99,341,670

TOTAL COMMON STOCKS
(cost $349,544,174)		414,075,725

PREFERRED STOCKS — 2.2%
Germany
Henkel AG & Co. KGaA (PRFC)(a)	34,615	3,567,351
Volkswagen AG (PRFC)(a)	25,275	5,959,373

TOTAL PREFERRED STOCKS
(cost $6,942,321)		9,526,724

	Units
RIGHTS(l)*
Spain
Banco Bilbao Vizcaya Argentaria SA,expiring 10/17/13 (cost $56,324)	420,140	57,407

TOTAL LONG-TERM INVESTMENTS (cost $356,542,819)		423,659,856

	Shares	Value
SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $19,256,526; includes $7,662,899 of cash collateral for securities on loan)(b)(w)	19,256,526	$19,256,526

TOTAL INVESTMENTS — 101.0% (cost $375,799,345)		442,916,382
Liabilities in excess of other assets — (1.0)%		(4,195,502)

NET ASSETS — 100.0%		$438,720,880

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,281,090; cash collateral of $7,662,899 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$9,927,310	$—
Belgium	—	5,932,026	—
Canada	13	—	—
China	—	12,939,776	—
France	76,071	59,975,447	—
Germany	188,715	28,096,358	—
Hong Kong	—	14,730,824	—
Indonesia	—	1,322,426	—
Israel	2,977,820	—	—
Japan	—	79,884,787	—
Netherlands	—	20,534,363	—
South Korea	3,650,676	2,021,764	—
Spain	—	4,698,178	—
Sweden	—	3,090,574	—
Switzerland	—	62,229,355	—
Taiwan	2,457,572	—	—
United Kingdom	—	99,341,670	—
Preferred Stocks:
Germany	—	9,526,724	—
Rights - Spain	57,407	—	—
Affiliated Money Market Mutual Fund	19,256,526	—	—

Total	$28,664,800	$414,251,582	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Financials	22.3%
Consumer Discretionary	16.5
Industrials	13.3
Materials	10.6
Healthcare	9.7
Consumer Staples	9.1
Energy	8.4

Affiliated Money Market Mutual Fund (1.7% represents investments purchased with collateral from securities on loan)	4.4%
Information Technology	4.2
Telecommunications Service	1.9
Utilities	0.6

101.0
Liabilities in excess of other assets	(1.0)

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.0%
COMMON STOCKS — 49.2%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	48,100	$394,420
Moshi Moshi Hotline, Inc. (Japan)	29,100	340,488
WPP PLC (United Kingdom)	250,654	5,150,982

		5,885,890

Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	302,221	2,221,282
Boeing Co. (The)	17,600	2,068,000
European Aeronautic Defence & Space Co. NV (France)	41,355	2,635,233
Meggitt PLC (United Kingdom)	111,990	994,676
Northrop Grumman Corp.	1,400	133,364
Raytheon Co.	20,300	1,564,521
United Technologies Corp.	117,995	12,722,221

		22,339,297

Agriculture — 0.8%
Archer-Daniels-Midland Co.	73,839	2,720,229
British American Tobacco PLC (United Kingdom)	92,492	4,867,814
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)*	828,000	—
Imperial Tobacco Group PLC (United Kingdom)	44,607	1,649,020
Japan Tobacco, Inc. (Japan)	193,200	6,964,817
KT&G Corp. (South Korea)	16,390	1,173,950
Lorillard, Inc.	4,600	205,988
Philip Morris International, Inc.	59,463	5,148,901

		22,730,719

Airlines — 0.2%
Delta Air Lines, Inc.	173,285	4,087,793
Japan Airlines Co. Ltd. (Japan)	25,400	1,539,087
Turk Hava Yollari Anonim Ortakligi (Turkey) .	95,498	364,154
United Continental Holdings, Inc.*	9,787	300,559

		6,291,593

Apparel — 0.3%
Burberry Group PLC (United Kingdom)	109,680	2,902,281
Grendene SA (Brazil)	18,900	167,485
Hanesbrands, Inc.	21,700	1,352,127
POU Chen Corp. (Taiwan)	226,000	263,332
VF Corp.	8,855	1,762,588
Wolverine World Wide, Inc.	31,920	1,858,702

		8,306,515

Auto Parts & Equipment — 0.5%
Bridgestone Corp. (Japan)	75,400	2,763,295
Continental AG (Germany)	12,493	2,117,884
GKN PLC (United Kingdom)	388,342	2,148,525
Halla Visteon Climate Control Corp. (South Korea)	12,800	485,365
Hyundai Mobis (South Korea)	2,610	694,316
Johnson Controls, Inc.	67,503	2,801,375
Kenda Rubber Industrial Co. Ltd. (Taiwan)	109,200	219,135
Magna International, Inc. (Canada)	3,270	269,971
Sumitomo Electric Industries Ltd. (Japan)	108,600	1,579,533
TRW Automotive Holdings Corp.*	8,202	584,885
Valeo SA (France)	16,340	1,394,696

	Shares	Value
COMMON STOCKS (Continued)
Auto Parts & Equipment (cont’d.)
WABCO Holdings, Inc.*	5,000	$421,300

		15,480,280

Automobile Manufacturers — 1.2%
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	330,000	502,026
Ford Motor Co.	31,500	531,405
Ford Otomotiv Sanayi A/S (Turkey)	18,300	252,434
Geely Automobile Holdings Ltd. (Hong Kong)	610,000	314,367
General Motors Co.*(a)	221,622	7,971,743
General Motors Corp. Escrow Shares*	110,000	—
Great Wall Motor Co. Ltd. (China) (Class H Stock)	163,500	888,182
Honda Motor Co. Ltd. (Japan)	116,200	4,441,490
Hyundai Motor Co. (South Korea)	7,990	1,864,171
Isuzu Motors Ltd. (Japan)	73,000	483,912
Kia Motors Corp. (South Korea)	22,970	1,394,428
Mazda Motor Corp. (Japan)*	218,000	979,985
Motors Liquidation Co. GUC Trust	2,770	98,197
Oshkosh Corp.*	5,100	249,798
PACCAR, Inc.	73,051	4,066,019
Tata Motors Ltd. (India), ADR	42,480	1,130,818
Tesla Motors, Inc.*(a)	6,803	1,315,836
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	47,000	286,370
Toyota Motor Corp. (Japan)	132,400	8,491,812
Volkswagen AG (Germany)	7,073	1,604,552

		36,867,545

Banks — 1.6%
Australia & New Zealand Banking Group Ltd. (Australia)	74,304	2,136,408
Canara Bank (India)	38,170	135,203
Capital One Financial Corp.	94,168	6,473,108
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,687,000	876,138
China Merchants Bank Co. Ltd. (China) (Class H Stock)	378,028	688,362
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	393,500	471,730
Comerica, Inc.	20,854	819,771
Compartamos SAB de CV (Mexico)	269,780	502,482
Fifth Third Bancorp	44,653	805,540
First Gulf Bank PJSC (United Arab Emirates)	60,810	274,154
First Republic Bank	24,100	1,123,783
FirstRand Ltd. (South Africa)	348,430	1,162,159
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	175,650	1,094,466
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	5,017,475	3,507,016
Krung Thai Bank PCL (Thailand), NVDR	738,625	453,866
Lloyds Banking Group PLC (United Kingdom)*	1,201,953	1,431,114
Mitsubishi UFJ Financial Group, Inc. (Japan)	872,600	5,597,169
Northern Trust Corp.	27,100	1,473,969
OTP Bank PLC (Hungary)	41,910	830,138
PNC Financial Services Group, Inc. (The)	29,490	2,136,551
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	97,315	1,156,307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Punjab National Bank (India)	22,610	$166,855
Sberbank of Russia (Russia), ADR	142,900	1,719,087
Signature Bank*(a)	18,079	1,654,590
Standard Chartered PLC (United Kingdom)	135,870	3,255,153
Swedbank AB (Sweden) (Class A Stock)	77,531	1,805,923
Turkiye Garanti Bankasi A/S (Turkey)	223,300	880,873
Turkiye Halk Bankasi A/S (Turkey)	95,370	698,505
Turkiye Is Bankasi (Turkey) (Class C Stock)	261,690	691,859
U.S. Bancorp	62,700	2,293,566

		46,315,845

Beverages — 0.6%
Anheuser-Busch InBev NV (Belgium)	21,775	2,160,031
Coca-Cola Co. (The)	102,137	3,868,949
Coca-Cola Enterprises, Inc.	25,366	1,019,967
Constellation Brands, Inc. (Class A Stock)*	5,003	287,172
Diageo PLC (United Kingdom)	34,039	1,082,018
Diageo PLC (United Kingdom), ADR	17,000	2,160,360
Dr. Pepper Snapple Group, Inc.	45,955	2,059,703
Molson Coors Brewing Co. (Class B Stock)	12,800	641,664
PepsiCo, Inc.	31,620	2,513,790
Pernod-Ricard SA (France)	10,270	1,275,285
SABMiller PLC (United Kingdom)	39,207	1,994,174

		19,063,113

Biotechnology — 1.1%
Aegerion Pharmaceuticals, Inc.*(a)	20,782	1,781,225
Alexion Pharmaceuticals, Inc.*	16,681	1,937,665
Amgen, Inc.	27,250	3,050,365
Biogen Idec, Inc.*	37,854	9,113,729
Celgene Corp.*	22,383	3,445,415
Exact Sciences Corp.*(a)	67,310	794,931
Gilead Sciences, Inc.*(a)	98,660	6,199,794
Illumina, Inc.*(a)	24,828	2,006,847
Regeneron Pharmaceuticals, Inc.*	6,178	1,932,911
Vertex Pharmaceuticals, Inc.*	43,160	3,272,391

		33,535,273

Building Materials — 0.5%
China Shanshui Cement Group Ltd. (China)	343,000	132,439
Cie de Saint-Gobain (France)	37,475	1,859,975
Daikin Industries Ltd. (Japan)	58,800	3,138,379
Fortune Brands Home & Security, Inc.	51,165	2,129,999
Holcim Ltd. (Switzerland)*	28,100	2,095,072
Imerys SA (France)	12,225	853,567
Lafarge SA (France)	24,427	1,704,428
Martin Marietta Materials, Inc.	14,100	1,384,197
Masco Corp.	86,118	1,832,591
U.S. Concrete, Inc.*	6,001	120,380

		15,251,027

Chemicals — 1.4%
Air Products & Chemicals, Inc.	21,246	2,264,186
Akzo Nobel NV (Netherlands)	23,240	1,526,883
Albemarle Corp.	25,200	1,586,088
Asahi Kasei Corp. (Japan)	280,000	2,114,700
Axiall Corp.	58,558	2,212,907
BASF SE (Germany)	23,651	2,268,141
Bayer AG (Germany)	61,534	7,256,760
Dongyue Group (China) (Class H Stock)	643,000	312,790
Dow Chemical Co. (The)	63,672	2,445,005
Ecolab, Inc.	16,833	1,662,427

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Industries Qatar QSC (Qatar)	7,800	$321,117
LG Chem Ltd. (South Korea)	3,648	1,043,175
Linde AG (Germany)	7,407	1,467,833
LyondellBasell Industries NV (Netherlands) (Class A Stock)	11,118	814,171
Methanex Corp. (Canada)	14,000	717,780
Nitto Denko Corp. (Japan)	40,700	2,654,201
PPG Industries, Inc.	18,480	3,087,269
PTT Global Chemical PCL (Thailand), NVDR	386,700	922,950
Sherwin-Williams Co. (The)	14,530	2,647,075
Shin-Etsu Chemical Co. Ltd. (Japan)	23,200	1,423,461
Solvay SA (Belgium)	13,740	2,060,778

		40,809,697

Coal
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	374,000	1,141,534
Shougang Fushan Resources Group Ltd. (Hong Kong)	588,000	198,297
Walter Energy, Inc.	2	28

		1,339,859

Commercial Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA (Spain)	123,009	1,375,537
Banco do Brasil SA (Brazil)	96,290	1,120,914
Bank of America Corp.	730,494	10,080,817
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	748,500	468,231
Barclays PLC (United Kingdom)	478,645	2,045,585
BB&T Corp.	17,962	606,218
China Construction Bank Corp. (China) (Class H Stock)	4,689,000	3,613,684
Danske Bank A/S (Denmark)*	53,971	1,163,875
M&T Bank Corp.(a)	14,860	1,663,131
Mizuho Financial Group, Inc. (Japan)	1,203,200	2,615,700
State Bank of India (India)	11,350	292,998
Sumitomo Mitsui Financial Group, Inc. (Japan)	111,000	5,375,225
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	493,000	2,450,243
SVB Financial Group*	4,862	419,931

		33,292,089

Commercial Services — 1.0%
Aggreko PLC (United Kingdom)	29,000	752,555
Alliance Data Systems Corp.*(a)	16,550	3,499,828
Equifax, Inc.	28,800	1,723,680
FleetCor Technologies, Inc.*	26,486	2,917,698
Genpact Ltd. (Bermuda)*	27,204	513,612
H&R Block, Inc.	94,500	2,519,370
Hertz Global Holdings, Inc.*	74,640	1,654,022
Moody’s Corp.	36,900	2,595,177
RR Donnelley & Sons Co.(a)	39,330	621,414
Service Corp. International	46,000	856,520
SGS SA (Switzerland)	297	709,804
Shenzhen International Holdings Ltd. (Hong Kong)	2,040,000	245,041
Sodexo (France)	26,074	2,432,863
Visa, Inc. (Class A Stock)	36,834	7,038,977

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services (cont’d.)
WuXi PharmaTech Cayman, Inc. (China), ADR*	15,090	$413,466

		28,494,027

Computers — 1.2%
Apple, Inc.	29,758	14,187,126
Asustek Computer, Inc. (Taiwan)	55,000	438,449
Cap Gemini SA (France)	23,035	1,369,867
Chicony Electronics Co. Ltd. (Taiwan)	193,783	483,636
Cognizant Technology Solutions Corp. (Class A Stock)*	41,971	3,446,659
Computer Sciences Corp.	51,700	2,674,958
Hewlett-Packard Co.	249,102	5,226,160
Infosys Ltd. (India), ADR	28,680	1,379,795
Inventec Corp. (Taiwan)	338,000	326,873
Lenovo Group Ltd. (China)	670,000	702,231
Lexmark International, Inc. (Class A Stock)	9,400	310,200
Lite-On Technology Corp. (Taiwan)	424,146	722,974
NetApp, Inc.	9,700	413,414
SanDisk Corp.	10,360	616,524
Seagate Technology PLC (Ireland)	12,700	555,498
Western Digital Corp.	42,900	2,719,860

		35,574,224

Construction & Engineering — 0.4%
ABB Ltd. (Switzerland)*	66,900	1,580,131
AECOM Technology Corp.*	57,200	1,788,644
Alam Sutera Realty Tbk PT (Indonesia)	3,666,000	189,488
Fluor Corp.	119,671	8,491,854
TAV Havalimanlari Holding A/S (Turkey)	27,800	196,286

		12,246,403

Containers & Packaging — 0.1%
Ball Corp.	22,500	1,009,800
Bemis Co., Inc.	11,300	440,813
Crown Holdings, Inc.*	13,632	576,361
Rock-Tenn Co. (Class A Stock)	10,238	1,036,802

		3,063,776

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	14,832	879,538
Procter & Gamble Co. (The)	89,630	6,775,132

		7,654,670

Distribution/Wholesale — 0.4%
Genuine Parts Co.(a)	22,116	1,788,963
HD Supply Holdings, Inc.*	106,580	2,341,563
Marubeni Corp. (Japan)	145,000	1,146,719
Mitsubishi Corp. (Japan)	61,200	1,242,594
Sumitomo Corp. (Japan)	85,100	1,150,184
W.W. Grainger, Inc.	6,242	1,633,594
Watsco, Inc.	14,283	1,346,458

		10,650,075

Diversified Financial Services — 1.5%
Affiliated Managers Group, Inc.*	11,022	2,013,058
African Bank Investments Ltd. (South Africa).	127,220	211,606
Air Lease Corp.	65,393	1,808,770
American Express Co.	7,486	565,343
Ameriprise Financial, Inc.	31,979	2,912,647
BlackRock, Inc.	5,888	1,593,410
BS Financial Group, Inc. (South Korea)	32,850	490,539

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Capmark Financial Group, Inc.	11,756	$66,127
Deutsche Boerse AG (Germany)	15,540	1,169,519
Discover Financial Services	47,880	2,419,855
Fubon Financial Holding Co. Ltd. (Taiwan)	656,000	907,915
Goldman Sachs Group, Inc. (The)	16,846	2,665,206
Henderson Group PLC (Ireland)	94,857	289,588
Housing Development Finance Corp. (India)	92,340	1,128,003
IntercontinentalExchange, Inc.*(a)	18,929	3,434,099
Lazard Ltd. (Bermuda) (Class A Stock)	33,435	1,204,329
Legg Mason, Inc.(a)	52,900	1,768,976
MasterCard, Inc. (Class A Stock)	6,290	4,231,786
Morgan Stanley	223,938	6,035,129
Nomura Holdings, Inc. (Japan)	157,300	1,230,356
ORIX Corp. (Japan)	205,300	3,356,230
SLM Corp.	20,400	507,960
Somerset Cayuga Holding Co., Inc.*	1,372	34,300
T. Rowe Price Group, Inc.	10,000	719,300
TD Ameritrade Holding Corp.	49,615	1,298,921
Woori Finance Holdings Co. Ltd. (South Korea)	80,570	937,127

		43,000,099

Diversified Machinery — 0.1%
FANUC Corp. (Japan)	7,000	1,160,089
Kawasaki Heavy Industries Ltd. (Japan)	310,000	1,350,001
Kubota Corp. (Japan)	126,000	1,831,292

		4,341,382

Diversified Manufacturing — 0.6%
Carlisle Cos., Inc.	68,020	4,781,126
Danaher Corp.	14,600	1,012,072
Dover Corp.	28,800	2,587,104
Eaton Corp. PLC (Ireland)	8,281	570,064
Illinois Tool Works, Inc.	13,500	1,029,645
Pall Corp.	41,832	3,222,737
Pentair Ltd.	4,440	288,334
Siemens AG (Germany)	14,726	1,775,931
SPX Corp.	13,731	1,162,192

		16,429,205

Electric — 0.8%
AES Corp. (The)	205,321	2,728,716
CMS Energy Corp.	15,200	400,064
DTE Energy Co.	16,200	1,068,876
Duke Energy Corp.	26,100	1,742,958
Dynegy, Inc.*(a)	10,001	193,215
Edison International	58,314	2,685,943
Electricite de France SA (France)	34,476	1,090,542
GDF Suez (France)	44,595	1,117,809
NextEra Energy, Inc.	65,235	5,229,238
Northeast Utilities(a)	28,600	1,179,750
Rural Electrification Corp. Ltd. (India)*	71,220	214,151
Southern Co. (The)(a)	25,000	1,029,500
Xcel Energy, Inc.	126,516	3,493,106

		22,173,868

Electronic Components & Equipment — 0.7%
Acuity Brands, Inc.	27,231	2,505,797
Emerson Electric Co.	57,773	3,737,913
Energizer Holdings, Inc.	19,730	1,798,390
Generac Holdings, Inc.(a)	46,032	1,962,804
Hitachi Ltd. (Japan)	662,000	4,386,575

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components & Equipment (cont’d.)
Nidec Corp. (Japan)	12,500	$1,053,164
OSRAM Licht AG (Germany)*	1,731	81,260
Schneider Electric SA (France)	45,214	3,825,903

		19,351,806

Electronics — 0.6%
Agilent Technologies, Inc.	53,800	2,757,250
Amphenol Corp. (Class A Stock)	26,781	2,072,314
Anritsu Corp. (Japan)	23,800	303,487
Hon Hai Precision Industry Co. Ltd. (Taiwan)	187,000	479,907
Hon Hai Precision Industry Co. Ltd. (Taiwan) (Class S Stock)	422,289	2,098,777
Honeywell International, Inc.	92,468	7,678,542
Mettler-Toledo International, Inc.*(a)	5,902	1,417,011
Thermo Fisher Scientific, Inc.	13,278	1,223,568
TPK Holding Co. Ltd. (Taiwan)	54,000	490,301
Truly International Holdings (Hong Kong)	378,000	219,889

		18,741,046

Financial–Bank & Trust — 1.8%
BNP Paribas SA (France)	54,999	3,720,379
CIT Group, Inc.*	6,440	314,079
Citigroup, Inc.	218,697	10,608,992
Credit Suisse Group AG (Switzerland)*	68,992	2,109,908
HSBC Holdings PLC (United Kingdom), (QMTF)	396,478	4,291,245
HSBC Holdings PLC (United Kingdom), (XHKG)	357,200	3,868,788
State Street Corp.	23,243	1,528,229
SunTrust Banks, Inc.	86,195	2,794,442
UBS AG (Switzerland)*	301,727	6,184,026
Wells Fargo & Co.	464,116	19,177,273

		54,597,361

Foods — 0.9%
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (Brazil), ADR	17,640	811,793
ConAgra Foods, Inc.	26,280	797,335
Eurocash SA (Poland)	9,400	144,726
General Mills, Inc.	48,694	2,333,416
Ingredion, Inc.	27,800	1,839,526
Kroger Co. (The)	56,210	2,267,511
M Dias Branco SA (Brazil)	10,740	496,609
Magnit (Russia), GDR	4,950	306,281
Magnit OJSC (Russia)	640	156,800
Marine Harvest ASA (Norway)	1,733,216	1,850,948
Mondelez International, Inc. (Class A Stock)	99,620	3,130,060
Nestle SA (Switzerland)	46,450	3,239,150
Nutreco NV (Netherlands)	40,757	2,128,178
Tesco PLC (United Kingdom)	288,325	1,676,193
Tiger Brands Ltd. (South Africa)	13,880	413,553
TreeHouse Foods, Inc.*	6,700	447,761
Unilever NV (Netherlands), CVA	72,983	2,785,520
Unilever PLC (United Kingdom)	54,452	2,117,120
Uni-President Enterprises Corp. (Taiwan)	560,740	1,044,759

		27,987,239

Forest Products & Paper — 0.1%
International Paper Co.	7,510	336,448
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	439,000	257,280

	Shares	Value
COMMON STOCKS (Continued)
Forest Products & Paper (cont’d.)
Newpage Holdings, Inc.*	2,800	$244,132
Stora Enso Oyj (Finland) (Class R Stock)	107,274	909,665
UPM-Kymmene OYJ (Finland)	62,936	870,795

		2,618,320

Gas — 0.4%
Atmos Energy Corp.	12,500	532,375
CenterPoint Energy, Inc.	73,100	1,752,207
Centrica PLC (United Kingdom)	386,758	2,314,726
NiSource, Inc.	23,934	739,321
Sempra Energy	32,815	2,808,964
UGI Corp.	64,000	2,504,320

		10,651,913

Hand/Machine Tools — 0.1%
Makita Corp. (Japan)	27,300	1,590,587
SMC Corp. (Japan)	7,774	1,855,387

		3,445,974

Healthcare Products — 0.4%
Baxter International, Inc.	26,353	1,731,129
CareFusion Corp.*	38,400	1,416,960
Covidien PLC (Ireland)	40,191	2,449,240
Essilor International SA (France)	5,727	615,941
Intuitive Surgical, Inc.*	746	280,697
Medtronic, Inc.	53,300	2,838,225
Novadaq Technologies, Inc. (Canada)*	90,569	1,501,634

		10,833,826

Healthcare Services — 0.9%
Acadia Healthcare Co., Inc.*(a)	49,790	1,963,220
Aetna, Inc.	20,191	1,292,628
DaVita HealthCare Partners, Inc.*	37,908	2,156,966
Fresenius Medical Care AG & Co. KGaA (Germany)	11,960	777,580
Humana, Inc.	34,085	3,181,153
National Healthcare Corp.	17,110	808,790
Premier, Inc. (Class A Stock)*	45,150	1,431,255
UnitedHealth Group, Inc.	174,676	12,508,548
WellPoint, Inc.	18,200	1,521,702

		25,641,842

Holding Companies–Diversified — 0.3%
AVI Ltd. (South Africa)	42,540	253,581
Hutchison Whampoa Ltd. (Hong Kong)	162,000	1,942,953
Imperial Holdings Ltd. (South Africa)	40,060	870,218
LVMH Moet Hennessy Louis Vuitton SA (France)	10,643	2,097,367
National Bank Holdings Corp.	31,100	638,794
Wharf Holdings Ltd. (The) (Hong Kong)	286,000	2,478,153

		8,281,066

Home Builders — 0.3%
Barratt Developments PLC (United Kingdom)*	53,114	264,599
Berkeley Group Holdings PLC (The) (United Kingdom)	24,712	828,554
Brookfield Residential Properties, Inc. (Canada)*	45,100	1,038,202
Even Construtora e Incorporadora SA (Brazil)	58,530	223,155
Haseko Corp. (Japan)*	64,700	465,869

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Home Builders (cont’d.)
Lennar Corp. (Class A Stock)(a)	29,311	$1,037,610
NVR, Inc.*	300	275,757
Persimmon PLC (United Kingdom)*	54,345	955,132
Pulte Group, Inc.	58,334	962,513
Sekisui Chemical Co. Ltd. (Japan)	143,000	1,458,622
Sekisui House Ltd. (Japan)	61,000	822,859
Taylor Wimpey PLC (United Kingdom)	152,968	248,441
Toll Brothers, Inc.*	28,153	913,002

		9,494,315

Home Furnishings — 0.1%
Arcelik A/S (Turkey)	69,310	403,647
Electrolux AB (Sweden) (Class B Stock)	59,917	1,551,524
Skyworth Digital Holdings Ltd. (Hong Kong)	666,000	318,685
Whirlpool Corp.	1,000	146,440

		2,420,296

Household Products/Wares — 0.1%
Avery Dennison Corp.	14,200	617,984
Jarden Corp.*	4,350	210,540
Kimberly-Clark Corp.	20,670	1,947,527

		2,776,051

Industrial Products
Ingersoll-Rand PLC (Ireland)	9,130	592,902

Insurance — 3.0%
ACE Ltd. (Switzerland)	108,000	10,104,480
Aegon NV (Netherlands)	251,510	1,860,985
Aflac, Inc.	22,443	1,391,242
Ageas (Belgium)	68,061	2,757,919
Alleghany Corp.*	3,173	1,299,819
Allianz SE (Germany)	39,563	6,224,386
Allied World Assurance Co. Holdings AG (Switzerland)	7,000	695,730
Allstate Corp. (The)	26,610	1,345,136
American International Group, Inc.	53,700	2,611,431
Amtrust Financial Services, Inc.(a)	84,547	3,302,406
Aon PLC (United Kingdom)	7,300	543,412
Assicurazioni Generali SpA (Italy)	67,226	1,345,041
AXA SA (France)	244,421	5,672,726
Berkshire Hathaway, Inc. (Class A Stock)*	9	1,533,690
Berkshire Hathaway, Inc. (Class B Stock)*	3,608	409,544
Everest Re Group Ltd. (Bermuda)	4,633	673,685
Hartford Financial Services Group, Inc. (The)	98,194	3,055,797
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	11,200	304,743
ING Groep NV (Netherlands), CVA*	310,747	3,526,040
Lancashire Holdings Ltd. (United Kingdom)	32,174	400,026
Legal & General Group PLC (United Kingdom)	173,262	549,790
Lincoln National Corp.	3,900	163,761
Loews Corp.	78,000	3,645,720
Marsh & McLennan Cos., Inc.	72,362	3,151,365
MetLife, Inc.	154,952	7,274,997
Muenchener Rueckversicherungs AG (Germany)	7,701	1,505,406
Old Republic International Corp.(a)	67,700	1,042,580
PartnerRe Ltd. (Bermuda)	6,653	609,016
Ping An Insurance Group Co. (China) (Class H Stock)	269,000	2,002,438

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Porto Seguro SA (Brazil)	28,150	$352,335
Powszechny Zaklad Ubezpieczen SA (Poland)	7,190	975,351
Prudential PLC (United Kingdom)	357,244	6,646,276
RenaissanceRe Holdings Ltd. (Bermuda)	16,346	1,479,803
Swiss Re AG (Switzerland)*	35,988	2,981,623
Travelers Cos., Inc. (The)	30,700	2,602,439
Unum Group	52,600	1,601,144
Validus Holdings Ltd. (Bermuda)	3,500	129,430
W.R. Berkley Corp.	22,000	942,920
Zurich Insurance Group AG (Switzerland)*	7,900	2,036,532

		88,751,164

Internet Software & Services — 2.0%
Amazon.com, Inc.*	23,906	7,473,972
AOL, Inc.*(a)	36,700	1,269,086
DealerTrack Holdings, Inc.*	66,479	2,847,960
eBay, Inc.*	114,883	6,409,322
Expedia, Inc.(a)	43,274	2,241,161
Facebook, Inc. (Class A Stock)*	101,728	5,110,815
Giant Interactive Group, Inc. (China), ADR	38,490	351,029
Google, Inc. (Class A Stock)*	21,888	19,171,918
LinkedIn Corp. (Class A Stock)*	12,968	3,190,906
NetEase, Inc. (China), ADR	11,070	803,793
Perfect World Co. Ltd. (China), ADR	8,000	159,200
priceline.com, Inc.*	3,799	3,840,599
Splunk, Inc.*	20,396	1,224,576
Symantec Corp.	19,400	480,150
Trulia, Inc.*(a)	23,182	1,090,249
VeriSign, Inc.*	6,500	330,785
Yahoo Japan Corp. (Japan)	122,700	698,135
Yahoo!, Inc.*	85,300	2,828,548

		59,522,204

Investment Companies — 0.2%
Apollo Global Management LLC	61,035	1,724,849
Invesco Ltd. (Bermuda)	124,523	3,972,284

		5,697,133

Iron/Steel
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	258,800	327,725
United States Steel Corp.(a)	47,019	968,121

		1,295,846

Leisure Time — 0.3%
ClubCorp Holdings, Inc.*	34,600	530,418
Harley-Davidson, Inc.	84,022	5,397,573
Royal Caribbean Cruises Ltd. (Liberia)	34,973	1,338,766
Yamaha Motor Co. Ltd. (Japan)	90,600	1,332,564

		8,599,321

Lodging — 0.4%
Accor SA (France)	40,330	1,675,919
Grand Korea Leisure Co. Ltd. (South Korea)	13,620	438,342
InterContinental Hotels Group PLC (United Kingdom)	89,948	2,625,716
Kangwon Land, Inc. (South Korea)	15,680	415,702
Las Vegas Sands Corp.	31,938	2,121,322
Marriott International, Inc. (Class A Stock)	31,400	1,320,684
Sands China Ltd. (Hong Kong)	472,800	2,926,875

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Lodging (cont’d.)
SJM Holdings Ltd. (Hong Kong)	338,000	$952,400

		12,476,960

Machinery–Construction & Mining — 0.1%
Atlas Copco AB (Sweden) (Class A Stock)	44,165	1,293,793
Komatsu Ltd. (Japan)	68,100	1,700,388

		2,994,181

Media — 1.5%
CBS Corp. (Class B Stock)	98,142	5,413,513
Comcast Corp. (Class A Stock)	161,639	7,298,001
DIRECTV*	23,200	1,386,200
DISH Network Corp. (Class A Stock)	77,215	3,475,447
Entercom Communications Corp. (Class A Stock)*(a)	55,400	486,412
Pearson PLC (United Kingdom)	73,620	1,498,272
Reed Elsevier NV (Netherlands)	58,412	1,174,603
Time Warner Cable, Inc.	27,736	3,095,337
Time Warner, Inc.	221,627	14,585,273
Viacom, Inc. (Class B Stock)	12,060	1,007,975
Walt Disney Co. (The)	46,803	3,018,325
Washington Post Co. (The) (Class B Stock)	1,000	611,350

		43,050,708

Metal Fabricate/Hardware — 0.1%
Catcher Technology Co. Ltd. (Taiwan)	122,000	645,654
Hyosung Corp. (South Korea)	4,000	266,793
Precision Castparts Corp.	8,769	1,992,668

		2,905,115

Metals & Mining — 0.6%
Alcoa, Inc.(a)	218,314	1,772,709
Alumina Ltd. (Australia), ADR*	60,479	229,215
BHP Billiton Ltd. (Australia)	78,362	2,607,307
Compass Minerals International, Inc.	14,400	1,098,288
First Quantum Minerals Ltd. (Canada)	79,312	1,476,826
Freeport-McMoRan Copper & Gold, Inc.	70,945	2,346,861
Glencore Xstrata PLC (Switzerland)*	311,565	1,696,573
KGHM Polska Miedz SA (Poland)	19,450	767,561
Koza Altin Isletmeleri A/S (Turkey)	19,520	310,672
MMC Norilsk Nickel OJSC (Russia), ADR	57,310	822,399
Rio Tinto Ltd. (Australia)	23,066	1,335,144
Rio Tinto PLC (United Kingdom)	71,813	3,505,429
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	936,000	225,601

		18,194,585

Office Equipment
Canon, Inc. (Japan)	39,100	1,251,956

Oil & Gas — 3.5%
Anadarko Petroleum Corp.	18,603	1,729,893
Apache Corp.	13,805	1,175,358
BG Group PLC (United Kingdom)	298,331	5,695,070
Cabot Oil & Gas Corp.	58,925	2,199,081
Cairn India Ltd. (India)*	53,750	273,926
Cameron International Corp.*	21,110	1,232,191
Cheniere Energy, Inc.*	15,214	519,406
Chevron Corp.	62,426	7,584,759
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,806,200	1,415,827
CNOOC Ltd. (China) (Class H Stock)	1,524,000	3,087,439
Concho Resources, Inc.*	17,612	1,916,362

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
ConocoPhillips	58,582	$4,072,035
Devon Energy Corp.	47,000	2,714,720
Diamond Offshore Drilling, Inc.(a)	12,100	754,072
Dragon Oil PLC (United Arab Emirates)	92,340	870,032
Dril-Quip, Inc.*	20,560	2,359,260
Energen Corp.	13,130	1,003,001
ENN Energy Holdings Ltd. (China)	132,000	734,395
Ensco PLC (United Kingdom) (Class A Stock)	29,558	1,588,743
EOG Resources, Inc.	8,907	1,507,777
Exxon Mobil Corp.	143,922	12,383,049
Frank’s International NV (Netherlands)	65,700	1,966,401
Lukoil OAO (Russia), ADR	27,530	1,749,807
Marathon Oil Corp.	21,900	763,872
Marathon Petroleum Corp.	18,778	1,207,801
National Oilwell Varco, Inc.	2,137	166,921
Occidental Petroleum Corp.	47,989	4,488,891
Oceaneering International, Inc.	19,530	1,586,617
Oil & Natural Gas Corp. Ltd. (India)*	203,650	871,459
Oil India Ltd. (India)	27,000	188,624
PBF Energy, Inc.(a)	46,000	1,032,700
Petrofac Ltd. (United Kingdom)	50,511	1,147,467
Petroleo Brasileiro SA (Brazil), ADR	24,260	405,870
Phillips 66	75,426	4,361,131
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	138,250	271,068
QEP Resources, Inc.	41,700	1,154,673
Repsol SA (Spain)	66,884	1,658,298
Rosneft OAO (Russia), GDR	141,430	1,180,941
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	202,278	6,662,144
Schlumberger Ltd.	74,984	6,625,586
SK Holdings Co. Ltd. (South Korea)	2,650	478,404
Southwestern Energy Co.*	19,600	713,048
Tatneft (Russia), ADR	25,550	1,000,921
Technip SA (France)	14,040	1,648,330
Tesoro Corp.	2,200	96,756
Total SA (France)	44,600	2,585,144
Tullow Oil PLC (United Kingdom)	130,070	2,156,420
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	26,970	570,013
Valero Energy Corp.	17,800	607,870
Western Refining, Inc.(a)	14,500	435,580

		102,599,153

Pharmaceuticals — 2.8%
Abbott Laboratories	18,730	621,649
AbbVie, Inc.	20,830	931,726
Actavis, Inc.*	9,456	1,361,664
Allergan, Inc.	2,254	203,874
AmerisourceBergen Corp.	35,600	2,175,160
Astellas Pharma, Inc. (Japan)	26,700	1,363,836
Bristol-Myers Squibb Co.	167,819	7,766,663
Cardinal Health, Inc.	15,865	827,360
Eli Lilly & Co.	6,400	322,112
Endo Health Solutions, Inc.*	4,100	186,304
GlaxoSmithKline PLC (United Kingdom)	78,329	1,969,417
Johnson & Johnson	194,343	16,847,595
McKesson Corp.	29,700	3,810,510
Merck & Co., Inc.	101,785	4,845,984
Mylan, Inc.*	37,297	1,423,626

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Novartis AG (Switzerland)	104,167	$8,012,335
Novo Nordisk A/S (Denmark) (Class B Stock)	711	120,418
Omnicare, Inc.	16,000	888,000
Otsuka Holdings Co. Ltd. (Japan)	22,800	661,101
Pfizer, Inc.	353,286	10,142,841
Roche Holding AG (Switzerland)	33,382	9,008,913
Sanofi (France)	26,421	2,675,838
Shire PLC (Ireland)	30,594	1,223,910
Teva Pharmaceutical Industries Ltd. (Israel), ADR	26,775	1,011,559
Valeant Pharmaceuticals International, Inc.*	52,735	5,501,843

		83,904,238

Pipelines — 0.1%
NuStar GP Holdings LLC	37,600	843,744
Williams Cos., Inc. (The)	49,799	1,810,691

		2,654,435

Real Estate — 0.9%
American Homes 4 Rent*	29,266	472,646
Atrium European Real Estate Ltd. (United Kingdom)	21,069	119,229
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	15,900	594,660
CapitaLand Ltd. (Singapore)	358,000	882,751
CapitaMalls Asia Ltd. (Singapore)	327,000	510,125
CBRE Group, Inc. (Class A Stock)*	93,550	2,163,811
Cheung Kong Holdings Ltd. (Hong Kong)	185,000	2,816,313
China Overseas Land & Investment Ltd. (Hong Kong)	652,000	1,928,319
China Resources Land Ltd. (Hong Kong)	108,000	307,758
Daito Trust Construction Co. Ltd. (Japan)	8,200	820,601
Deutsche Wohnen AG (Germany)	77,090	1,379,515
Ez Tec Empreendimentos e Participacoes SA (Brazil)	14,070	193,944
First Capital Realty, Inc. (Canada)	18,533	304,610
Global Logistic Properties Ltd. (Singapore)	317,000	729,737
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	259,200	405,077
Hang Lung Properties Ltd. (Hong Kong)	423,000	1,440,346
Helical Bar PLC (United Kingdom)	85,039	408,881
Hongkong Land Holdings Ltd. (Hong Kong)	103,000	676,710
Huaku Development Co. Ltd. (Taiwan)	79,000	231,632
LEG Immobilien GmbH (Germany)	7,836	450,148
Mitsubishi Estate Co. Ltd. (Japan)	149,000	4,415,722
Mitsui Fudosan Co. Ltd. (Japan)	96,000	3,241,860
New World Development Ltd. (Hong Kong)	534,000	802,548
Norwegian Property ASA (Norway)	47,481	62,774
ST Modwen Properties PLC (United Kingdom)	72,452	355,987
Sun Hung Kai Properties Ltd. (Hong Kong)	60,000	816,653
Technopolis PLC (Finland)	26,661	175,803

		26,708,160

Real Estate Investment Trusts — 2.0%
Advance Residence Investment Corp. (Japan)	152	355,392
Allied Properties Real Estate Investment Trust (Canada)	19,300	608,201
Alstria Office REIT AG (Germany)*	40,283	500,772

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
American Campus Communities, Inc.	18,000	$614,700
American Residential Properties, Inc.	49,600	873,456
Annaly Capital Management, Inc.(a)	102,900	1,191,582
Apartment Investment & Management Co. (Class A Stock)	50,550	1,412,367
AvalonBay Communities, Inc.	11,300	1,436,117
Beni Stabili SpA (Italy)	200,981	124,949
Boston Properties, Inc.	18,458	1,973,160
Brandywine Realty Trust	63,612	838,406
British Land Co. PLC (United Kingdom)	144,412	1,349,064
Camden Property Trust	19,100	1,173,504
Canadian Real Estate Investment Trust (Canada)	17,700	697,312
CapitaCommercial Trust (Singapore)	436,000	503,386
CBL & Associates Properties, Inc.	34,700	662,770
Cousins Properties, Inc.	40,600	417,774
CubeSmart	18,900	337,176
DCT Industrial Trust, Inc.	95,400	685,926
Derwent London PLC (United Kingdom)	16,564	635,013
Dexus Property Group (Australia)	658,298	616,227
Digital Realty Trust, Inc.	18,166	964,615
DuPont Fabros Technology, Inc.	6,250	161,063
Equity One, Inc.	17,600	384,736
Equity Residential	6,800	364,276
Excel Trust, Inc.	38,100	457,200
Extra Space Storage, Inc.	55,300	2,529,975
Frontier Real Estate Investment Corp. (Japan)	31	319,395
General Growth Properties, Inc.	53,700	1,035,873
Goodman Group (Australia)	476,562	2,171,566
Hammerson PLC (United Kingdom)	82,680	670,297
HCP, Inc.	48,095	1,969,490
Highwoods Properties, Inc.	37,097	1,309,895
Host Hotels & Resorts, Inc.	65,800	1,162,686
ICADE (France)	4,334	395,679
Japan Logistics Fund, Inc. (Japan)	34	342,876
Japan Real Estate Investment Corp. (Japan)	96	1,119,291
Japan Retail Fund Investment Corp. (Japan)	218	448,866
Kimco Realty Corp.	69,363	1,399,745
Liberty Property Trust	12,100	430,760
Link REIT (The) (Hong Kong)	73,000	356,907
Mirvac Group (Australia)	460,751	749,035
National Retail Properties, Inc.	9,700	308,654
Nippon Prologis REIT, Inc. (Japan)	14	140,290
Nomura Real Estate Office Fund, Inc. (Japan)	21	107,965
Orix JREIT, Inc. (Japan)	171	217,252
Pennsylvania Real Estate Investment Trust	14,200	265,540
Post Properties, Inc.	6,851	308,432
ProLogis, Inc.	63,514	2,389,397
Public Storage	4,400	706,420
Rayonier, Inc.	29,000	1,613,850
Regency Centers Corp.	12,600	609,210
Simon Property Group, Inc.	33,916	5,027,368
Starwood Property Trust, Inc.(a)	38,000	910,860
Sunstone Hotel Investors, Inc.	37,100	472,654
Unibail-Rodamco SE (France)	16,695	4,141,842
Vastned Retail NV (Netherlands)	7,094	302,021
Ventas, Inc.	26,403	1,623,785

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Vornado Realty Trust	16,400	$1,378,584
Warehouses De Pauw SCA (Belgium)	2,610	182,810
Westfield Group (Australia)	123,002	1,264,007
Westfield Retail Trust (Australia)	100,001	277,209

		57,999,630

Retail — 2.7%
Astra International Tbk PT (Indonesia)	939,000	523,176
AutoZone, Inc.*(a)	10,955	4,631,007
Bed Bath & Beyond, Inc.*(a)	29,000	2,243,440
Belle International Holdings Ltd. (Hong Kong)	1,266,000	1,840,715
Brinker International, Inc.(a)	19,400	786,282
Cie Financiere Richemont SA (Switzerland)	34,066	3,413,271
Clicks Group Ltd. (South Africa)	43,930	239,698
CVS Caremark Corp.	85,106	4,829,766
GameStop Corp. (Class A Stock)	52,775	2,620,279
Gap, Inc. (The)	39,400	1,587,032
Groupe Fnac (France)*	989	26,398
GS Home Shopping, Inc. (South Korea)	1,370	317,171
Home Depot, Inc. (The)	148,142	11,236,572
Kering (France)	7,916	1,773,989
Kingfisher PLC (United Kingdom)	287,129	1,793,653
Kohl’s Corp.	55,000	2,846,250
Lowe’s Cos., Inc.	75,053	3,573,274
Lululemon Athletica, Inc. (Canada)*(a)	36,103	2,638,768
Macy’s, Inc.	25,653	1,110,005
Marks & Spencer Group PLC (United Kingdom)	160,484	1,289,522
McDonald’s Corp.	17,968	1,728,701
Michael Kors Holdings Ltd. (British Virgin Islands)*	44,400	3,308,688
MSC Industrial Direct Co., Inc. (Class A Stock)	22,535	1,833,222
Neebo, Inc.*	1,680	10,080
Nordstrom, Inc.(a)	9,400	528,280
Nu Skin Enterprises, Inc. (Class A Stock)	5,000	478,700
O’Reilly Automotive, Inc.*	23,072	2,943,756
PetSmart, Inc.	35,700	2,722,482
Real Mex Restaurants, Inc.*	500,000	—
Rush Enterprises, Inc. (Class A Stock)*	49,620	1,315,426
Seven & I Holdings Co. Ltd. (Japan)	61,400	2,250,923
Target Corp.	16,019	1,024,895
TJX Cos., Inc. (The)	42,376	2,389,583
Walgreen Co.	60,900	3,276,420
Wal-Mart Stores, Inc.	23,600	1,745,456
Williams-Sonoma, Inc.	35,230	1,979,926
Yum! Brands, Inc.	27,746	1,980,786

		78,837,592

Savings & Loan
Hudson City Bancorp, Inc.	88,600	801,830

Semiconductors — 2.0%
Altera Corp.	9,705	360,638
Analog Devices, Inc.	35,200	1,656,160
Applied Materials, Inc.	355,012	6,226,911
ASML Holding NV (Netherlands), (Chi-X)	42,588	4,206,632
ASML Holding NV (Netherlands), (XNGS)(a)	7,176	708,701
Avago Technologies Ltd. (Singapore)	242,184	10,442,974
Broadcom Corp. (Class A Stock)	78,899	2,052,163
Chipbond Technology Corp. (Taiwan)	207,000	427,431

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Freescale Semiconductor Ltd. (Bermuda)*(a)	61,078	$1,016,949
KLA-Tencor Corp.	56,262	3,423,542
Lam Research Corp.*	104,460	5,347,308
Maxim Integrated Products, Inc.	9,303	277,229
ON Semiconductor Corp.*	89,053	650,087
QUALCOMM, Inc.	93,871	6,323,151
Realtek Semiconductor Corp. (Taiwan)	187,950	459,156
Rovi Corp.*	109,800	2,104,866
Samsung Electronics Co. Ltd. (South Korea)	2,001	2,545,259
Samsung Electronics Co. Ltd. (South Korea), GDR, RegS	7,500	4,770,048
SK Hynix, Inc. (South Korea)*	34,200	963,123
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	234,335	3,974,322
Teradyne, Inc.*	16,921	279,535
Texas Instruments, Inc.	29,300	1,179,911
Vanguard International Semiconductor Corp. (Taiwan)	161,000	176,617
Xilinx, Inc.	15,505	726,564

		60,299,277

Software — 1.1%
Adobe Systems, Inc.*	69,223	3,595,442
Citrix Systems, Inc.*	22,093	1,559,987
Dun & Bradstreet Corp. (The)(a)	3,100	321,935
HCL Technologies Ltd. (India)	32,660	567,228
Infoblox, Inc.*(a)	23,729	992,347
Microsoft Corp.	418,981	13,956,257
Oracle Corp.	118,278	3,923,281
Red Hat, Inc.*	23,090	1,065,373
SAP AG (Germany)	54,335	4,018,349
ServiceNow, Inc.*(a)	21,487	1,116,250
VMware, Inc. (Class A Stock)*	3,470	280,723
Workday, Inc. (Class A Stock)	21,571	1,745,741

		33,142,913

Storage
Safestore Holdings PLC (United Kingdom)	194,325	421,556

Telecommunications — 1.5%
Amdocs Ltd.	9,400	344,416
AT&T, Inc.(a)	77,454	2,619,494
BT Group PLC (United Kingdom)	553,141	3,062,612
China Mobile Ltd. (Hong Kong)	223,000	2,509,230
China Mobile Ltd. (Hong Kong), ADR	3,610	203,712
Cisco Systems, Inc.	458,043	10,727,367
Deutsche Telekom AG (Germany)	69,665	1,008,982
Mobile Telesystems OJSC (Russia), ADR	53,320	1,186,903
MTN Group Ltd. (South Africa)	45,640	891,270
Nippon Telegraph & Telephone Corp. (Japan)	5,900	307,099
Palo Alto Networks, Inc.*	27,943	1,280,348
Partron Co. Ltd. (South Korea)	11,500	188,359
Ruckus Wireless, Inc.(a)	86,477	1,455,408
SK Telecom Co. Ltd. (South Korea)	2,880	588,930
Softbank Corp. (Japan)	21,700	1,507,011
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	170,371	2,269,128
Telefonica Brasil SA (Brazil), ADR	47,300	1,061,412

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	5,117,500	$929,766
Tim Participacoes SA (Brazil)	90,300	419,659
Verizon Communications, Inc.	63,193	2,948,585
VimpelCom Ltd. (Netherlands), ADR	37,540	441,095
Vodafone Group PLC (United Kingdom)	1,847,270	6,483,631
Vodafone Group PLC (United Kingdom), ADR	55,300	1,945,454

		44,379,871

Textiles — 0.1%
Mohawk Industries, Inc.*	21,040	2,740,460

Transportation — 0.9%
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	86	788,893
Canadian Pacific Railway Ltd. (Canada)	12,898	1,590,323
CSX Corp.	178,710	4,599,996
Deutsche Post AG (Germany)	23,092	765,917
East Japan Railway Co. (Japan)	37,200	3,206,072
General Maritime Corp.*	148	2,134
J.B. Hunt Transport Services, Inc.	35,960	2,622,563
Kawasaki Kisen Kaisha Ltd. (Japan)	443,000	1,043,588
Kirby Corp.*	24,553	2,125,062
Nippon Yusen KK (Japan)	175,000	554,969
Norfolk Southern Corp.	22,595	1,747,723
Old Dominion Freight Line, Inc.*	43,280	1,990,447
Teekay Corp. (Marshall Islands)	20,900	893,475
Union Pacific Corp.	15,401	2,392,391
United Parcel Service, Inc. (Class B Stock)	1,900	173,603
Yamato Holdings Co. Ltd. (Japan)	43,600	984,685

		25,481,841

Water
Suez Environnement Co. (France)	59,578	967,039

TOTAL COMMON STOCKS (cost $1,235,164,667)		1,454,247,596

PREFERRED STOCKS — 0.5%
Automobile Manufacturers — 0.2%
General Motors Co., Series B, CVT, 4.750%	14,000	702,100
Volkswagen AG (Germany), (PRFC)(a)	17,460	4,116,742

		4,818,842

Banks — 0.1%
Ally Financial, Inc., 144A, 7.000%	461	440,514
Banco do Estado do Rio Grande do Sul SA (Brazil), (PRFC B)	43,140	299,954
Itau Unibanco Holding SA (Brazil), ADR (PRFC)	124,361	1,755,977

		2,496,445

Beverages — 0.1%
Companhia de Bebidas das Americas (Brazil), ADR (PRFC)	45,660	1,751,061

Commercial Services
Carraige Services Capital Trust, 7.000%	1,800	89,944

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	80,250
Goldman Sachs Group, Inc. (The), Series J, 5.500%	30,000	673,200

		753,450

	Shares	Value
PREFERRED STOCKS (Continued)
Household Products/Wares — 0.1%
Henkel AG & Co. KGaA (Germany), (PRFC)	30,386	$3,131,519

Iron/Steel
Vale SA (Brazil), ADR (PRFC)	26,810	380,970

TOTAL PREFERRED STOCKS (cost $10,852,267)		13,422,231

	Units
RIGHTS*
Commercial Banks
Banco Bilbao Vizcaya Argentaria SA (Spain),expiring 10/15/13	123,009	16,808
Barclays PLC (United Kingdom), expiring 10/02/13	119,661	514,327

		531,135

Real Estate
New World Development Co. Ltd. (Hong Kong)	10,025	—

TOTAL RIGHTS (cost $373,371)		531,135

WARRANTS*
Automobile Manufacturers
General Motors Co., expiring 07/10/16	10,031	265,019
General Motors Co., expiring 07/10/19	10,031	186,577

		451,596

Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19	1,980	—
Neebo, Inc. (Class B Stock), expiring 06/20/19	4,243	—

		—

Transportation
General Maritime Corp., expiring 05/17/17	230	—

TOTAL WARRANTS (cost $452,644)		451,596

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.4%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	B3	218	206,136
Series 2006-2, Class A3
0.329%(c)	09/25/36	Baa1	178	171,260
Ally Auto Receivables Trust,
Series 2010-3, Class A4
1.550%	08/17/15	Aaa	342	342,904
Series 2012-2, Class A3
0.740%	04/15/16	Aaa	1,071	1,072,835
Series 2012-3, Class A3
0.850%	08/15/16	Aaa	1,005	1,007,582
Series 2012-4, Class A3
0.590%	01/17/17	Aaa	1,856	1,855,835

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	A+(d)	557	$558,192
Series 2013-2, Class A, 144A
1.320%	02/15/17	AA(d)	1,372	1,372,126
AmeriCredit Automobile Receivables Trust,
Series 2013-4, Class A2
0.740%	11/08/16	Aaa	275	275,207
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
0.629%(c)	12/25/33	Baa1	326	318,827
CarNow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	AA(d)	1,178	1,177,279
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%	06/25/32	A1	453	470,899
CFC LLC,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	A3	600	598,449
Chase Funding Trust,
Series 2003-6, Class 1A4
4.499%	11/25/34	Baa2	183	184,246
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.848%	08/25/33	A3	563	543,018
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.229%(c)	12/25/36	Caa1	33	14,549
CNH Equipment Trust,
Series 2011-A, Class A3
1.200%	05/16/16	Aaa	136	135,828
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36	Baa1	250	255,288
CPS Auto Receivables Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	A1	98	100,483
Series 2013-A, Class A, 144A
1.310%	06/15/20	A1	753	750,655
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	A1	435	437,463
Series 2012-D, Class A, 144A
1.480%	03/16/20	A1	380	380,151
Series 2013-C, Class A, 144A
1.640%	04/16/18	Aa3	2,022	2,017,825
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	AAA(d)	589	590,763
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	Aa1	275	281,955
Discover Card Execution Note Trust,
Series 2012-A1, Class A1
0.810%	08/15/17	Aaa	656	658,608
DT Auto Owner Trust,
Series 2012-2A, Class A, 144A
0.910%	11/16/15	AAA(d)	137	136,567

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33	Ba3	167	$167,885
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	AA(d)	461	460,739
Series 2013-1A, Class A, 144A
1.290%	10/16/17	AA(d)	896	894,668
First Franklin Mortgage Loan Trust,
Series 2005-FF9, Class A3
0.459%(c)	10/25/35	AA+(d)	105	105,099
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	A+(d)	1,076	1,073,931
Ford Credit Auto Owner Trust,
Series 2012-A, Class A3
0.840%	08/15/16	Aaa	1,788	1,791,389
Series 2013-C, Class A3
0.820%	12/15/17	AAA(d)	1,332	1,334,113
GSAMP Trust,
Series 2006-FM2, Class A2D
0.419%(c)	09/25/36	Ca	121	47,730
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A1, 144A
1.340%	10/15/43	AAA(d)	348	348,104
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	AAA(d)	365	366,606
Series 2013-T4, Class AT4, 144A
1.183%	08/15/44	AAA(d)	1,111	1,110,333
Home Equity Asset Trust,
Series 2005-2, Class M2
0.899%(c)	07/25/35	A1	199	197,645
Series 2005-8, Class M1
0.609%(c)	02/25/36	B1	100	82,350
Honda Auto Receivables Owner Trust,
Series 2011-1, Class A4
1.800%	04/17/17	Aaa	845	850,465
Series 2012-1, Class A4
0.970%	04/16/18	Aaa	675	678,480
HSBC Home Equity Loan Trust,
Series 2005-2, Class A1
0.450%(c)	01/20/35	Aaa	283	279,314
Series 2006-1, Class A1
0.340%(c)	01/20/36	Aaa	271	264,111
Huntington Auto Trust,
Series 2012-1, Class A3
0.810%	09/15/16	Aaa	546	546,766
Hyundai Auto Receivables Trust,
Series 2012-B, Class A3
0.620%	09/15/16	Aaa	1,356	1,357,226
Series 2013-A, Class A3
0.560%	07/17/17	Aaa	1,713	1,710,192
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M4
1.109%(c)	09/25/35	Caa1	50	44,960
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.479%(c)	11/25/35	B3	67	56,726
Series 2006-18N, Class A2A
0.329%(c)	12/25/36	Caa3	100	85,227

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	AAA(d)	2,235	$2,235,009
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Class A3
0.780%	08/15/17	AAA(d)	787	788,847
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	Baa1	801	844,326
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.116%(c)	10/25/34	A3	777	764,451
Series 2004-WHQ2, Class M2
1.124%(c)	02/25/35	Baa1	248	244,137
Series 2005-WHQ3, Class M2
0.629%(c)	06/25/35	Baa1	200	187,751
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.589%(c)	11/25/35	Baa2	550	507,503
Series 2006-NC1, Class A2
0.369%(c)	01/25/36	B2	388	378,220
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.600%	06/25/34	Caa1	275	283,670
Series 2005-KS9, Class A3
0.549%(c)	10/25/35	Aa2	127	126,344
Series 2006-KS1, Class A4
0.479%(c)	02/25/36	Baa1	500	479,177
Santander Drive Auto Receivables Trust,
Series 2012-3, Class A3
1.080%	04/15/16	Aaa	578	579,083
Series 2012-5, Class A3
0.830%	12/15/16	Aaa	491	492,065
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	AA(d)	361	360,454
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	NR	517	517,931
Structured Asset Investment Loan Trust,
Series 2003-BC5, Class M1
1.304%(c)	06/25/33	B3	503	463,311
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	Baa2	153	152,208
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	Aaa	888	885,261
Trafigura Securitisation Finance PLC (Ireland),
Series 2012-1A, Class A, 144A
2.582%(c)	10/15/15	Aaa	563	566,637
USAA Auto Owner Trust,
Series 2012-1, Class A3
0.430%	08/15/16	Aaa	698	696,932
Westgate Resorts LLC,
Series 2012-1, Class A, 144A
4.500%	09/20/25	A(d)	114	115,928

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
World Omni Auto Receivables Trust,
Series 2012-A, Class A3
0.640%	02/15/17	Aaa	1,170	$1,170,223

TOTAL ASSET-BACKED SECURITIES (cost $42,007,142)				42,608,457

BANK LOANS(c) — 0.5%
Advertising
inVentiv Health, Inc.,
Consolidated Term Loan
7.500%	08/04/16	B2	55	52,636
Vertis, Inc.,
Term Loan
11.750%	08/02/15	NR	266	4,664

				57,300

Aerospace & Defense
Hamilton Sunstrand,
Refinancing Term Loan
4.000%	12/13/19	B1	143	141,491

Airlines — 0.1%
Delta Air Lines, Inc.,
New Term Loan B-1
4.000%	10/17/18	Ba1	496	497,054
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	Ba2	417	415,800

				912,854

Auto Parts & Equipment
Autoparts Holdings Ltd.,
Term Loan B (First Lien)
6.500%	08/01/17	B2	29	28,129
6.500%	01/01/40	B2	15	14,343

				42,472

Automobile Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc.,
Term Loan B
4.250%	05/24/17	Ba1	620	623,954

Building Materials
Continental Building Products,
Closing Date Loan
9.000%	02/15/21	Caa1	100	99,750
Term Loan (First Lien)
5.000%	08/15/20	B1	121	120,909
Quikrete Holdings, Inc.,
Term Loan
4.250%	09/18/20	B1	100	101,583

				322,242

Chemicals
Appvion, Inc.,
Term Commitment
5.500%	06/04/19	Ba3	140	140,000
MacDermid,
Term Loan
4.250%	05/31/20	Ba3	100	99,251

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
OCI Beaumont,
Term Loan B-1
6.250%	08/20/19	B1	10	$10,069
Term Loan B-2
6.250%	08/20/19	B1	19	18,931
Tronox Ltd.,
New Term Loan
4.500%	03/20/20	Ba2	35	35,063

				303,314

Coal
Arch Coal, Inc.,
Term Loan
5.750%	05/16/18	Ba3	261	252,798

Commercial Services — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.500%	12/10/18	B2	94	93,906
BakerCorp International, Inc.,
Term Loan
4.250%	02/28/20	Ba3	93	91,482
Catalent Pharma Solutions, Inc.,
Dollar Term Loan 2
5.250%	09/15/17	Ba3	197	196,861
Ceridian Corp.,
Extended U.S. Term Loan
5.942%	05/30/17	B1	60	59,686
Clarke American Corp.,
Tranche Term Loan B-2
5.429%	06/30/14	B1	192	189,446
DuPont Performance Coatings USA,
Initial Term Loan B
4.750%	01/17/20	B1	103	103,181
Edwards Ltd.,
Initial Term Loan (First Lien)
4.750%	03/30/20	B2	72	71,975
Focus Brands, Inc.,
Term Loan (First Lien)
6.250%	02/17/18	B1	182	182,538
Intelligrated, Inc.,
Initial Loan (Second Lien)
10.500%	01/18/20	Caa1	125	126,250
Term Loan (First Lien)
5.500%	07/18/19	B1	144	143,602
R.H. Donnelley, Inc.,
Term Loan
9.750%	10/24/14	NR	102	74,339
RedPrairie Crown Parent LLC,
Loan
6.750%	12/14/18	B1	152	153,286
Sourcehov LLC,
Term Loan (Second Lien)
8.750%	04/30/19	Caa1	50	50,459

				1,537,011

Containers & Packaging
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/28/18	B1	88	88,143

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging (cont’d.)
Southern Graphics Systems, Inc.,
Term Loan
5.000%	10/15/19	B1	25	$24,812

				112,955

Diversified Financial Services
Capmark Financial Group, Inc. - Escrow,
Term Loan
5.250%	01/01/41	NR	3,370	44,653
Compass Investors, Inc.,
Initial Term Loan
5.250%	12/14/19	B1	261	261,641
Walter Investment Management Corp.,
Tranche Term Loan B
5.750%	11/30/17	B2	175	175,953

				482,247

Diversified Manufacturing
Rexnord,
Term Loan B
4.000%	08/21/20	B2	100	98,750
Wilsonart International,
Term Loan B
5.500%	10/31/20	B2	99	98,009

				196,759

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.726%	10/10/14	Caa3	141	94,916
3.732%	10/10/14	Caa3	287	193,887
2017 Term Loan (Extending)
4.670%	10/10/17	Caa3	288	193,346
4.770%	10/10/17	Caa3	141	94,558

				576,707

Entertainment
CCM Merger, Inc.,
Term Loan
5.000%	03/01/17	B2	76	76,339
Mohegan Tribal Gaming Authority,
Term Loan
9.000%	03/31/16	B3	225	230,063
Scientific Games International, Inc.,
Term Loan
4.250%	09/30/20	Ba2	70	69,313
Station Casinos,
Term Loan B
5.000%	03/01/20	B1	134	135,500

				511,215

Foods
SUPERVALU, Inc.,
New Term Loan
5.000%	03/18/19	B1	274	272,718

Healthcare Products
Kinetic Concepts, Inc.,
Dollar Tem Loan C-1
5.000%	05/04/18	Ba3	99	99,653

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Products (cont’d.)
Sage Products, Inc.,
Replacement Term Loan (First Lien)
4.250%	11/20/19	B1	133	$133,326

				232,979

Healthcare Services
CHG Buyer Corp.,
Term Loan (First Lien)
5.000%	11/19/19	B1	72	72,102
CHG Healthcare Services,
Notes
5.000%	11/19/19	B1	2	2,383
National Mentor Holdings, Inc.,
Tranche Term Loan B-1
6.500%	02/09/17	B1	492	496,737

				571,222

Insurance
National Financial Partners,
Term Loan
5.250%	06/30/20	B2	66	66,274

Internet Software & Services
Go Daddy Group Operating Co. LLC,
Tranche Term Loan B-2
4.250%	12/17/18	Ba3	370	368,732

Lodging
Caesars Entertainment Operating Co., Inc.,
Term Loan B-6
5.490%	01/28/18	B3	379	343,018
Hilton Mezzenine LLC,
Mezzanine B
3.555%	11/12/15	NR	168	168,064
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	B1	60	59,945

				571,027

Media — 0.1%
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	Ba3	65	64,427
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.830%	01/29/16	Caa1	527	495,408
Tranche Term Loan D
6.930%	01/29/16	Caa1	314	290,753
Entercom Communications Corp.,
Term Loan B-1
5.000%	11/15/18	Ba3	116	116,399
5.000%	11/23/18	Ba3	7	7,225
Radio One, Inc.,
Term Loan
7.500%	03/31/16	B2	735	751,432
Univision Communications, Inc.,
Converted Extended First-Lien Term Loan
4.500%	02/20/20	B2	497	494,804
Term Loan
4.750%	03/31/17	Ba3	173	173,219

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
				$2,393,667

Metals & Mining
FMG Resources PTY Ltd.,
Term Loan
5.250%	10/12/17	Ba1	119	119,076

Oil & Gas
Alon USA Energy, Inc.,
Tranche Term Loan B
9.250%	11/13/18	B2	28	28,431
Fieldwood Energy,
Term Loan
8.380%	09/25/20	B2	40	39,838
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	Ba1	78	78,533
NFR Energy,
Term Loan (Second Lien)
8.750%	01/18/18	Caa1	117	116,886
Rice Energy,
Term Loan
8.500%	09/30/18	NR	29	29,094
Stallion Oilfield Services, Inc.,
Term Loan
8.000%	06/11/18	B3	44	44,219
WildHorse Resources LLC,
Term Loan
7.500%	05/28/19	B3	60	59,175

				396,176

Pharmaceuticals
Aptalis Pharma, Inc.,
Term Loan B-2
5.500%	02/11/17	B2	222	221,556
Axcan Pharma, Inc.,
Term Loan B-2
5.000%	02/10/17	B2	292	291,849

				513,405

Real Estate Investment Trusts
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	Ba3	43	42,767
Synthetic LC
3.150%	10/10/13	Ba3	4	3,975

				46,742

Restaurants
NPC International, Inc.,
Term Loan
4.500%	12/28/18	Ba3	49	49,166

Retail — 0.1%
J.C. Penney Corp., Inc.,
Term Loan
6.000%	05/21/18	B2	499	482,994
J.Crew Group, Inc.,
Term Loan B-1
4.000%	03/07/18	B1	345	342,870

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Retail (cont’d.)
Rite Aid Corp.,
Term Loan (Second Lien)
4.880%	06/21/21	B3	142	$141,888
5.750%	08/21/20	B3	30	30,700
Sears,
Term Loan
5.750%	06/30/18	Ba3	115	114,066

				1,112,518

Semiconductors
Freescale Semiconductor, Inc.,
Tranche Term Loan B-2
5.000%	01/01/21	B1	210	210,065
Tranche Term Loan B-4
5.000%	01/30/20	B1	174	174,653
ON Semiconductor,
Term Loan
2.034%	01/01/40	NR	141	139,395

				524,113

Software
Attachmate Corp.,
Term Loan (First Lien)
7.250%	11/22/17	B1	122	122,134
BMC Software,
Initial U.S. Term Loan
5.000%	08/07/20	B1	40	39,830
Cenveo Corp.,
Term Loan B
6.750%	02/13/17	Ba3	100	100,082
First Data Corp.,
New Term Loan
4.193%	09/24/18	B1	82	81,291
Syniverse Holdings, Inc.,
Initial Term Loan
5.000%	04/30/19	B1	480	478,315

				821,652

Telecommunications — 0.1%
Alcatel-Lucent USA, Inc.,
Term Loan C
5.750%	01/31/19	B1	149	149,843
Altice Financing SA,
Loan
5.500%	07/15/19	B1	75	73,562
ARRIS Group, Inc.,
Term Loan B
3.500%	02/15/20	Ba3	90	88,729
Avaya, Inc.,
Term Loan B-3
4.760%	10/26/14	B1	324	289,727
Term Loan B-5
8.000%	03/31/18	B1	198	187,472
Cricket Communications, Inc,
Term Loan C
4.750%	03/01/20	Ba3	127	126,570

				915,903

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Transportation
Navios Maritime Partners L.P.,
Term Loan
5.250%	06/28/18	Ba3	35	$35,349
Swift Transportation Co.,
2013 Tranche Term Loan B-2
4.000%	12/21/17	Ba2	83	83,115
Wabash National Corp.,
Tranche Term Loan B-1
6.000%	05/04/19	B1	210	210,147

				328,611

TOTAL BANK LOANS (cost $15,901,097)				15,377,300

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	NR	1,021	1,016,111
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	BBB+(d)	1,090	1,196,405
Series 2006-5, Class A4
5.414%	09/10/47	Aa3	1,220	1,337,343
Series 2006-5, Class AM
5.448%	09/10/47	Baa1	490	517,768
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	Ba1	765	795,547
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	AAA(d)	2,025	1,922,239
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	195	206,061
Series 2007-PW16, Class AM
5.898%(c)	06/11/40	A2	905	1,017,977
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.830%(c)	05/15/43	Aaa	420	440,797
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AM
5.393%(c)	07/15/44	Aaa	800	860,034
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	AA+(d)	810	878,693
Series 2006-C1, Class AM
5.254%	08/15/48	BB+(d)	1,310	1,339,678
Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.393%(c)	07/15/44	A3	1,430	1,500,104
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.858%(c)	03/15/39	Aaa	400	434,296
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	Aa2	670	693,857
Series 2005-C3, Class AM
4.730%	07/15/37	Aa1	750	781,477

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class KERA, 144A
0.582%(c)	09/15/21	Baa3	156	$153,048
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	07/25/21	Aaa	1,239	1,306,553
Series 2011-M4, Class A2
3.726%	06/25/21	Aaa	1,430	1,512,916
Series 2012-M8, Class ASQ2
1.520%	12/25/19	Aaa	1,328	1,321,107
Series 2012-M8, Class ASQ3
1.801%	12/25/19	Aaa	1,515	1,492,275
Fontainebleau Miami Beach Trust,
Series 2012-FBLU, Class A, 144A
2.887%	05/05/27	NR	879	889,532
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class AM
6.056%(c)	07/10/38	Aa3	1,685	1,841,998
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.419%(c)	01/12/43	Aaa	600	642,317
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	Aa2	825	900,699
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	1,127	1,235,812
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.055%(c)	06/15/38	Aaa	525	577,790
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa	525	577,218
Series 2007-C1, Class AM
5.455%	02/15/40	BB-(d)	1,460	1,589,687
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa	1,010	1,108,802
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	767	858,575
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.548%(c)	01/12/44	Aa2	210	226,360
Series 2006-C1, Class A4
5.872%(c)	05/12/39	AAA(d)	600	655,121
Morgan Stanley Capital I Trust,
Series 2004-HQ3, Class A4
4.800%	01/13/41	Aaa	144	144,306
Series 2006-IQ12, Class AM
5.370%	12/15/43	BBB(d)	1,310	1,429,972
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	BBB(d)	1,255	1,367,924
Series 2007-HQ11, Class X, IO, 144A
0.394%(c)	02/12/44	Ba3	48,181	234,933
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	Aaa	973	963,701
NorthStar Trust,
Series 2012-1, Class A, 144A
1.379%(c)	08/25/29	Aaa	703	701,813

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
N-Star Real Estate CDO Ltd.,
Series 2013-1A, Class A
2.035%	07/25/29	Aaa	1,911	$1,910,500
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.551%(c)	08/15/39	AAA(d)	407	419,777
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA, IO, 144A
2.527%(c)	05/10/45	Aaa	4,970	675,743
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	Aaa	647	641,848
VFC LLC (Cayman Islands),
Series 2013-1, Class A, 144A
3.130%	03/20/26	NR	1,125	1,125,095
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	AAA(d)	1,049	986,955
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.465%(c)	12/15/44	Aaa	2,215	2,369,242
Series 2006-C27, Class A3
5.765%(c)	07/15/45	Aaa	859	926,613
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21	Aaa	671	669,020

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,392,720)				46,395,639

CONVERTIBLE BONDS — 0.2%
Diversified Financial Services
Somerset Cayuga Holding Co., Inc.,
Sr. Sec’d. Notes, PIK, 144A
20.000%	06/15/17	NR	66	153,634

Insurance — 0.1%
AXA SA (France),
Sub. Notes
3.750%	01/01/17	A3	EUR 317	1,188,150

Investment Companies — 0.1%
Ares Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/18	BBB(d)	1,041	1,059,868
Prospect Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	01/15/19	BBB(d)	1,083	1,110,075

				2,169,943

Retail
Real Mex Restaurants, Inc.,
Notes
1.120%	01/01/40	NR	194	—

Software
salesforce.com, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	04/01/18	BB(d)	1,080	1,159,650

TOTAL CONVERTIBLE BONDS
(cost $4,659,119)				4,671,377

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS — 17.5%
Advertising
inVentiv Health, Inc.,
Gtd. Notes, 144A
11.000%	08/15/18		Caa2	222	$178,155
Sr. Sec’d. Notes, 144A
9.000%	01/15/18		B2	90	90,450
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		Caa2	214	184,040
Sr. Sec’d. Notes, 144A
11.000%	08/01/17		B2	62	66,185

					518,830

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
5.200%	08/15/15		Baa2	170	181,615
6.375%	06/01/19		Baa2	70	80,484
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		A2	540	740,438
GenCorp, Inc.,
Sec’d. Notes, 144A
7.125%	03/15/21		Ba3	44	46,090
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16		Baa1	1,530	1,576,573
3.350%	09/15/21		Baa1	365	364,560
4.070%	12/15/42		Baa1	620	544,695
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		Ba3	50	48,125
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22		A2	64	62,959
4.500%	06/01/42	(a)	A2	1,011	982,086
6.125%	02/01/19		A2	290	345,959

					4,973,584

Agriculture — 0.2%
Alliance One International, Inc.,
Sec’d. Notes, 144A
9.875%	07/15/21		Caa1	25	23,500
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		Baa1	2,820	2,582,734
4.250%	08/09/42		Baa1	195	162,340
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
1.400%	06/05/15		A3	970	978,762
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		Baa2	230	286,387
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22		A2	250	244,287
6.000%	11/27/17		A2	190	218,973
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/21		A2	320	310,116

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
4.125%	03/04/43	(a)	A2	275	$243,061
4.375%	11/15/41	(a)	A2	900	826,718

					5,876,878

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	05/15/25		Baa3	124	116,715
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	01/31/21		Baa3	55	57,272
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25	(a)	BBB-(d)	335	314,063
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust, 144A
4.950%	07/15/24		BBB-(d)	809	813,045
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18		B1	609	643,938
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	04/19/22		Baa2	167	178,344
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/29/24	(a)	Baa2	85	82,237
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	08/10/22		Baa1	572	636,169
Delta Air Lines 2007-1 Class C Pass-Through Trust,
Pass-Through Certificates
8.954%	08/10/14		Ba3	265	268,987
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	05/23/19	(a)	Baa1	103	109,594
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	04/15/19	(a)	Baa1	49	52,461
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	05/07/20		Baa1	66	68,850
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19		Baa1	666	719,401
UAL 2009-2B Pass-Through Trust,
Pass-Through Certificates, 144A
12.000%	01/15/16		Ba3	208	234,858
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		A-(d)	67	65,493
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	(a)	Ba1	595	550,375
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	11/15/21		B1	10	9,500

					4,921,302

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	Ba3	500	$538,750

Auto Parts & Equipment
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20	B1	250	286,875
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21	Baa1	165	172,057
5.000%	03/30/20	Baa1	150	164,449
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	10/01/17	B1	30	31,935
Visteon Corp.,
Gtd. Notes
6.750%	04/15/19(a)	B2	450	478,125

				1,133,441

Automobile Manufacturers — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21(a)	B1	500	560,000
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.875%	01/11/18	A3	565	559,377
1.950%	03/28/14	A3	1,950	1,960,339
2.375%	08/01/18(a)	A3	227	227,361
2.625%	09/15/16	A3	195	200,999
2.950%	01/11/17	A3	400	414,294
General Motors Co.,
Sr. Unsec’d. Notes, 144A
6.250%	10/02/43	Ba1	320	315,200
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18	A3	364	354,989

				4,592,559

Banks — 1.2%
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15(a)	B1	500	516,243
8.000%	11/01/31	B1	260	292,500
Amsouth Bancorp,
Sub. Debs.
6.750%	11/01/25	Ba2	100	107,334
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16	Aaa	317	328,856
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16	Aa2	120	125,748
4.875%	01/12/21	Aa2	160	175,328
Bank of Montreal (Canada),
Covered Bonds, 144A
1.300%	10/31/14	Aaa	250	252,600
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17	Aa3	341	335,968
1.450%	04/09/18(a)	Aa3	960	938,135
2.375%	01/25/19	Aa3	1,265	1,265,357

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	Aa3	735	$752,443
5.450%	05/15/19	Aa3	300	345,765
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17	Aa3	219	225,570
3.100%	01/15/15	Aa3	50	51,609
Series D, Sub. Notes
4.500%(c)	12/29/49	Baa1	770	666,050
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17	Aa3	226	230,219
2.700%	09/09/18	Aa3	300	304,537
4.100%	09/09/23	Aa3	200	203,068
Branch Banking & Trust Co.,
Sub. Notes
0.562%(c)	05/23/17	A2	522	514,830
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15	Baa1	500	508,053
4.750%	07/15/21(a)	Baa1	265	280,397
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15	A3	60	62,452
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17	Aaa	250	257,361
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
3.375%	01/19/17	Aa2	45	47,882
Sr. Unsec’d. Notes, 144A
3.200%	03/11/15	Aa2	500	517,537
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23(a)	BBB-(d)	500	506,250
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.250%	01/11/16	A2	300	314,751
Sub. Notes
4.296%(c)	05/24/28	Baa3	380	343,200
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18(a)	Baa3	2,260	2,209,688
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17(a)	A1	1,000	1,047,990
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/15	Aaa	379	389,385
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	Baa2	100	129,378
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17	A2	328	344,498
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21(a)	Baa1	100	110,116

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	A3	250	$293,946
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17	Aaa	330	336,237
Notes
2.750%	09/28/15	Aa2	220	227,841
Sr. Unsec’d. Notes, 144A
3.000%	07/27/16	Aa2	600	630,435
National Bank of Canada (Canada),
Covered Bonds, 144A
1.650%	01/30/14	Aaa	250	251,135
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18(a)	Aa3	650	632,845
3.125%	03/20/17(a)	Aa3	1,350	1,410,480
Sub. Notes, 144A
4.250%	09/21/22	Baa1	625	617,777
4.875%	05/13/21	Baa1	237	245,955
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
1.625%	03/13/15	Aa1	200	202,438
PNC Bank NA,
Sub. Notes
2.700%	11/01/22(a)	A3	1,160	1,057,152
2.950%	01/30/23	A3	720	666,546
6.000%	12/07/17	A3	253	292,923
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	Baa3	605	520,300
Sr. Unsec’d. Notes
2.854%	11/09/22	A3	340	314,272
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17	Aaa	563	556,321
2.000%	10/01/19	Aaa	397	397,501
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16	Aa3	1,365	1,360,947
2.300%	07/20/16	Aa3	295	304,939
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22	BBB-(d)	220	253,000
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	A1	1,421	1,391,756
Societe Generale SA (France),
Notes
2.625%	10/01/18	A2	1,720	1,723,634
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	Aaa	530	512,404
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	A3	350	351,652
Svenska Handelsbanken AB (Sweden),
Bank Gtd. Notes
3.125%	07/12/16	Aa3	250	262,016
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.500%	01/25/19	Aa3	1,760	$1,767,036
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	A1	595	585,040
2.125%	09/29/17	A1	1,965	1,981,180
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17	A1	211	212,233
3.000%	03/15/22	A1	133	129,720
4.125%	05/24/21	A1	133	141,210
Sub. Notes, MTN
2.950%	07/15/22	A2	1,190	1,119,513
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16	Aaa	200	207,880
Sr. Unsec’d. Notes
4.875%	11/19/19	Aa2	200	223,815

				35,883,177

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.500%	07/14/14	A3	91	91,797
5.375%	01/15/20	A3	1,510	1,735,611
8.000%	11/15/39	A3	160	231,944
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	Ba1	33	30,484
4.250%	05/01/23(a)	Ba1	66	60,555
7.250%	09/01/16	Ba1	150	170,625
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	B3	45	46,350
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17	A3	113	113,041
2.625%	04/29/23	A3	530	488,169
5.750%	10/23/17	A3	180	206,927
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	Baa1	110	108,146
3.400%	04/01/22	Baa1	250	244,625
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17	A1	180	177,385
2.750%	03/01/23(a)	A1	655	613,516
3.000%	08/25/21	A1	94	92,649
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
2.450%	01/15/17	Baa1	1,220	1,253,437
3.750%	01/15/22	Baa1	500	503,981

				6,169,242

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20	Baa1	300	302,468
3.625%	05/15/22	Baa1	405	399,316
5.150%	11/15/41	Baa1	300	291,227

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
5.650%	06/15/42	Baa1	560	$580,775
6.375%	06/01/37	Baa1	200	224,935
6.400%	02/01/39	Baa1	61	68,253
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17	Baa2	195	195,654
3.250%	08/15/22	Baa2	85	80,600
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	Baa1	1,185	1,276,512

				3,419,740

Building Materials — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17	B2	44	47,245
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20	B2	24	24,840
Gtd. Notes, 144A
6.375%	11/01/20	B2	42	43,470
Cemex Espana Luxembourg (Spain),
Sr. Sec’d. Notes, 144A
9.250%	05/12/20	B+(d)	225	241,875
9.875%	04/30/19	B+(d)	150	168,000
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	B+(d)	275	301,125
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.248%(c)	09/30/15(a)	B+(d)	500	515,000
CRH America, Inc.,
Gtd. Notes
6.000%	09/30/16	Baa2	75	84,382
Masonite International Corp. (Canada),
Gtd. Notes, 144A
8.250%	04/15/21(a)	B3	150	164,625
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	Caa1	50	54,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
Gtd. Notes, 144A
10.000%	06/01/20	Caa1	90	100,350
US Concrete, Inc.,
Sr. Sec’d. Notes
9.500%	10/01/15	NR	88	88,641

				1,833,928

Chemicals — 0.1%
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27	BBB-(d)	134	169,202
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21	B1	60	59,850
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22(a)	Baa2	200	184,159
4.125%	11/15/21	Baa2	1,105	1,127,924

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
7.375%	11/01/29	Baa2	150	$188,614
8.550%	05/15/19	Baa2	221	281,858
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16	A2	58	59,381
4.150%	02/15/43	A2	89	79,783
6.000%	07/15/18	A2	150	177,388
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	Baa1	295	316,585
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	B1	250	275,625
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	Baa1	288	280,755
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	Ba2	25	25,063
PetroLogistics LP/PetroLogistics Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/20	B2	50	49,000
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17	A3	200	209,037
PPG Industries, Inc.,
Sr. Unsec’d. Notes
7.400%	08/15/19	Baa1	250	300,269
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2	275	280,192
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	Baa2	130	144,458

				4,209,143

Coal
Arch Coal, Inc.,
Gtd. Notes
8.750%	08/01/16(a)	Caa1	320	320,000
Gtd. Notes, 144A
9.875%	06/15/19	Caa1	45	40,050
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21(a)	Ba2	450	436,500

				796,550

Commercial Banks — 0.6%
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49(a)	B1	2,221	2,415,337
8.125%(c)	12/29/49(a)	B1	204	223,890
Sr. Unsec’d. Notes
1.500%	10/09/15	Baa2	935	940,113
3.750%	07/12/16	Baa2	1,430	1,515,350
3.875%	03/22/17	Baa2	1,245	1,324,171
5.625%	10/14/16	Baa2	620	691,311
5.625%	07/01/20	Baa2	630	705,864
6.500%	08/01/16	Baa2	267	302,595

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	Baa2	1,790	$1,760,377
3.300%	01/11/23	Baa2	1,150	1,077,274
5.000%	05/13/21	Baa2	75	80,552
5.650%	05/01/18	Baa2	70	78,997
5.875%	02/07/42	Baa2	530	588,449
7.375%	05/15/14	Baa2	290	301,842
Sub. Notes
5.420%	03/15/17(a)	Baa3	700	768,133
Bank of America NA,
Sub. Notes
0.534%(c)	06/15/16	Baa1	500	489,153
Bank of Nova Scotia (Canada),
Covered Bonds, 144A
1.650%	10/29/15(a)	Aaa	166	169,469
Sr. Unsec’d. Notes
1.375%	07/15/16	Aa2	755	760,179
1.375%	12/18/17	Aa2	200	196,332
3.400%	01/22/15	Aa2	120	124,410
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15	Aaa	200	206,679
Sr. Unsec’d. Notes
2.750%	02/23/15	A2	625	641,406
5.200%	07/10/14	A2	100	103,500
Sub. Notes, 144A
6.050%	12/04/17	Baa3	670	744,232
10.179%	06/12/21	Baa3	80	103,618
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16	A2	515	550,983
Sub. Notes
4.900%	06/30/17	A3	80	87,807
KeyBank NA,
Sub. Notes
5.700%	11/01/17	Baa1	205	230,475
National City Corp.,
Sub. Notes
6.875%	05/15/19	Baa1	100	119,320
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15	Aaa	115	118,462
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18	Aa1	1,070	1,043,916
2.500%	07/14/16	Aa1	287	298,261

				18,762,457

Commercial Services — 0.2%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	B3	241	228,950
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22	Ba2	62	52,415
4.125%	06/15/23	Ba2	346	308,722
4.875%	07/15/42	Ba2	37	27,322
Sr. Unsec’d. Notes, 144A
6.250%	10/15/21	Ba2	115	116,725

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19	(a)	B2	150	$162,750
9.750%	03/15/20		B2	100	115,250
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		B1	87	99,615
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		NR	74	85,655
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14		Baa1	231	231,977
2.750%	03/15/17		Baa1	24	24,541
5.625%	03/15/42		Baa1	65	65,954
6.700%	06/01/34		Baa1	110	124,374
Sr. Notes, 144A
4.500%	08/16/21		Baa1	105	109,539
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	03/15/17		B2	179	189,740
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		B3	47	50,055
Harland Clarke Holdings Corp.,
Gtd. Notes
6.000%(c)	05/15/15	(a)	Caa1	232	230,260
9.500%	05/15/15		Caa1	101	101,000
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		B2	130	133,900
6.750%	04/15/19		B2	75	79,313
7.375%	01/15/21		B2	120	129,000
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17		Caa1	125	126,797
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20		B3	30	31,313
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		Caa1	33	32,670
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20		Ba3	450	479,250
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18		B3	39	39,585
Service Corp. International,
Sr. Unsec’d. Notes
7.000%	05/15/19		B1	500	532,500
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18		Caa1	156	164,190
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
9.625%	06/15/18		Caa1	263	284,697

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22	B2	500	$543,750

				4,901,809

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
0.516%(c)	05/03/18	Aa1	345	343,603
2.400%	05/03/23(a)	Aa1	540	488,798
3.850%	05/04/43(a)	Aa1	2,020	1,692,665
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	A1	475	470,197
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.300%	06/01/21	Baa1	333	323,509
4.650%	12/09/21(a)	Baa1	714	701,225
6.000%	09/15/41(a)	Baa1	300	276,373
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/08/18	Aa3	1,385	1,361,293
1.625%	05/15/20	Aa3	538	505,441
1.875%	08/01/22	Aa3	580	516,016
1.950%	07/22/16	Aa3	147	151,370
3.375%	08/01/23(a)	Aa3	360	355,175
4.000%	06/20/42	Aa3	254	227,524
Seagate HDD Cayman (Cayman Islands),
Gtd. Notes, 144A
4.750%	06/01/23	Ba1	60	57,750
Unisys Corp.,
Sr. Unsec’d. Notes
6.250%	08/15/17	B1	107	113,420

				7,584,359

Construction & Engineering — 0.1%
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	A3	153	152,869
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	06/25/15	A-(d)	1,785	1,812,526
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	Ba3	40	37,500
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, PIK, 144A
13.000%	03/15/18	Caa1	160	165,739

				2,168,634

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	B3	500	530,000
9.250%	10/15/20	B3	EUR 200	282,091
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18	Caa1	112	121,240
9.750%	01/15/21	Caa1	125	144,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
CB Smurfit Stone Escrow,
Notes(i)
8.000%	06/30/30	NR	300	$450
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	B1	70	73,325
8.375%	09/15/21	B1	400	453,000

				1,604,481

Cosmetics/Personal Care
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	Aa3	200	237,294
Revlon Consumer Products Corp.,
Gtd. Notes, 144A
5.750%	02/15/21	B2	69	66,413

				303,707

Distribution/Wholesale
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.375%	11/01/15	Baa3	40	41,383
6.000%	04/01/20	Baa3	100	108,852
6.875%	06/01/18	Baa3	145	165,604
7.500%	01/15/27	Baa3	150	174,480
HD Supply, Inc.,
Sr. Sec’d. Notes
8.125%	04/15/19	B1	482	535,020
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa2	210	217,613
Intcomex, Inc.,
Sec’d. Notes
13.250%	12/15/14	Caa1	48	46,560
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23	Ba3	38	35,245
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17	Caa1	115	121,325

				1,446,082

Diversified Financial Services — 2.1%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.750%	04/15/17	Ba3	100	107,000
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	A3	955	933,578
7.000%	03/19/18	A3	320	385,534
American Express Credit Corp.,
Sr. Unsec’d. Notes
1.300%	07/29/16(a)	A2	1,895	1,906,347
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17	A2	83	85,651
2.800%	09/19/16	A2	100	104,629
5.125%	08/25/14	A2	300	312,298
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18	A1	200	196,753

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
2.600%	09/20/16		A1	328	$341,098
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22		A1	150	149,301
6.250%	09/15/17		A1	240	280,947
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21		A(d)	560	626,399
Caisse Centrale Desjardins du Quebec (Canada),
Covered Bonds, 144A
2.550%	03/24/16		Aaa	291	303,135
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		B1	65	66,137
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	Baa1	1,980	1,851,989
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		A2	247	236,029
7.150%	02/15/19		A2	300	369,478
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19	(a)	Aaa	935	1,037,310
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		Aa3	180	170,905
5.750%	02/15/14		Aa3	78	79,490
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		B3	239	221,075
Coinstar, Inc.,
Gtd. Notes, 144A
6.000%	03/15/19		Ba3	53	51,675
Community Choice Financial, Inc.,
Sr. Sec’d. Notes
10.750%	05/01/19		B3	135	118,800
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21		Caa1	42	41,370
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16		Baa3	200	221,160
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		Ba2	339	329,254
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.000%	11/15/17		B2	95	99,987
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.516%(c)	05/09/16		Baa3	200	202,725
1.700%	05/09/16		Baa3	1,270	1,269,869
3.000%	06/12/17	(a)	Baa3	4,015	4,126,830
3.984%	06/15/16	(a)	Baa3	353	372,993
4.207%	04/15/16		Baa3	327	346,540
4.250%	02/03/17	(a)	Baa3	1,195	1,276,884
4.375%	08/06/23	(a)	Baa3	345	345,195
5.000%	05/15/18		Baa3	250	273,888

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49		Baa1	700	$707,000
Sr. Sec’d. Notes
2.100%	12/11/19		Aa3	494	485,807
Sr. Unsec’d. Notes
1.625%	04/02/18	(a)	A1	1,230	1,210,798
2.250%	11/09/15		A1	375	384,995
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20		A1	2,505	2,665,085
4.625%	01/07/21		A1	750	804,784
5.625%	09/15/17		A1	1,200	1,367,369
5.875%	01/14/38	(a)	A1	1,565	1,727,566
6.000%	08/07/19	(a)	A1	1,850	2,152,995
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
2.750%	05/15/16	(a)	Ba3	606	604,484
3.250%	05/15/18		Ba3	215	209,088
4.250%	05/15/23	(a)	Ba3	137	125,184
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18	(a)	A3	940	933,334
2.900%	07/19/18		A3	1,195	1,204,601
3.625%	01/22/23	(a)	A3	1,625	1,553,919
5.250%	07/27/21		A3	173	186,694
5.750%	01/24/22		A3	340	376,939
5.950%	01/18/18	(a)	A3	100	113,041
6.150%	04/01/18		A3	230	263,063
6.250%	02/01/41		A3	230	257,673
Sr. Unsec’d. Notes, MTN
5.375%	03/15/20		A3	370	407,557
7.500%	02/15/19		A3	1,960	2,368,207
Sub. Notes
6.750%	10/01/37		Baa1	915	954,927
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.350%(c)	12/21/65		B2	500	427,500
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		B2	350	318,500
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.750%	03/15/17		Ba3	750	860,625
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15		Baa3	185	192,786
8.500%	07/15/19		Baa3	580	702,285
John Deere Capital Corp.,
Sr. Notes
1.700%	01/15/20		A2	33	31,146
Sr. Unsec’d. Notes
1.200%	10/10/17	(a)	A2	98	96,481
Unsec’d. Notes
2.250%	04/17/19		A2	133	133,624
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16		A2	318	319,660
5.000%	02/22/17		A2	378	412,247

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21		A3	282	$306,277
7.300%	08/01/14		A3	315	330,785
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	10/17/22		Aa2	132	120,715
Sr. Sec’d. Notes, 144A
2.000%	04/05/17		Aa2	200	200,070
2.100%	08/02/18		Aa2	209	208,619
3.125%	04/14/16		Aa2	200	210,214
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		Baa2	700	734,916
6.400%	08/28/17	(a)	Baa2	1,555	1,788,157
Morgan Stanley,
Notes, MTN
4.000%	07/24/15		Baa1	750	782,291
6.625%	04/01/18	(a)	Baa1	1,385	1,607,925
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	Baa1	395	384,986
3.450%	11/02/15		Baa1	200	207,312
3.750%	02/25/23	(a)	Baa1	1,325	1,277,345
3.800%	04/29/16		Baa1	845	889,384
4.750%	03/22/17		Baa1	650	701,819
5.750%	01/25/21	(a)	Baa1	115	127,663
6.375%	07/24/42		Baa1	645	729,929
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17	(a)	Baa1	1,300	1,440,583
6.000%	05/13/14		Baa1	100	103,042
7.300%	05/13/19		Baa1	950	1,136,717
MPH Intermediate Holding Co. 2,
Sr. Unsec’d. Notes, PIK, 144A
8.375%	08/01/18		Caa1	40	40,975
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18		A1	110	151,130
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
9.625%	05/01/19		B2	226	251,425
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
5.000%	03/04/15		Baa3	400	420,311
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		A1	99	98,671
PNC Funding Corp.,
Bank Gtd. Notes
5.125%	02/08/20		A3	300	333,701
6.700%	06/10/19		A3	160	193,053
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		B3	26	28,340
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17	(a)	B2	609	639,450

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16	(a)	Aa3	1,945	$1,998,310

					60,846,332

Diversified Machinery
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17		Ba1	75	87,187
Cleaver-Brooks, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/19		B2	26	28,080
CNH Capital LLC,
Gtd. Notes
3.625%	04/15/18		Ba1	45	44,775
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		A2	45	42,451
3.900%	06/09/42		A2	38	33,608
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21	(a)	Caa1	46	45,425
Liberty Tire Recycling LLC,
Gtd. Notes, 144A
11.000%	10/01/16		Caa2	75	76,313

					357,839

Diversified Manufacturing — 0.1%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18		Ba3	250	265,000
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21		A2	139	147,727
Eaton Corp.,
Gtd. Notes, 144A
1.500%	11/02/17		Baa1	669	659,585
4.000%	11/02/32		Baa1	42	38,610
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		Aa3	53	49,992
4.125%	10/09/42		Aa3	695	638,038
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		A2	496	428,537
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda),
Gtd. Notes, 144A
2.875%	01/15/19		Baa2	123	122,608
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		B2	60	63,000
LSB Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/01/19		Ba3	122	126,575
Siemens Financieringsmaatschappij NV (Netherlands),
Gtd. Notes, 144A
6.125%	08/17/26		Aa3	180	213,187

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Manufacturing (cont’d.)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	(a)	B2	207	$205,447

					2,958,306

Electric — 1.1%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	10/15/17		Ba3	22	25,300
AES Eastern Escrow,
Notes(i)
9.000%	01/02/29		NR	400	—
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		A2	135	117,034
5.875%	12/01/22		A2	160	187,267
6.125%	05/15/38		A2	30	35,355
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21		Baa2	150	160,819
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		Baa1	56	53,223
5.050%	09/01/41		Baa1	107	109,886
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		Baa1	620	586,364
3.350%	07/01/23		Baa1	485	472,465
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18		Baa1	120	153,929
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19		Baa3	80	102,770
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.950%	03/01/43		A3	585	519,537
4.200%	03/15/42		A3	69	63,902
5.850%	04/01/18	(a)	A3	645	754,572
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22		A2	100	97,327
5.650%	04/15/20		A2	105	122,977
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21		Baa2	2,070	2,217,974
4.900%	08/01/41		Baa2	32	31,653
5.250%	08/01/33		Baa2	155	167,120
6.000%	11/30/17		Baa2	250	288,518
DTE Electric Co.,
General Refinance Mortgage
2.650%	06/15/22		A1	53	50,422
3.900%	06/01/21		A1	250	264,111
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21		Aa3	200	211,902
4.300%	06/15/20		Aa3	655	709,736
First Refinance Mortgage
6.000%	01/15/38		Aa3	31	36,687

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
7.000%	11/15/18		Aa3	100	$123,053
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22		Baa1	692	654,862
5.050%	09/15/19		Baa1	1,500	1,671,624
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20		A1	90	94,693
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43		Aa3	255	231,790
Dynegy Holdings Escrow,
Notes(i)
7.625%	10/15/26		NR	24	—
7.750%	06/01/19		NR	676	—
Edison Mission Energy,
Sr. Unsec’d. Notes(i)
7.000%	05/15/17		NR	750	496,875
7.200%	05/15/19	(a)	NR	250	165,625
Enel Finance International NV (Luxembourg),
Gtd. Notes, 144A
5.125%	10/07/19		Baa2	250	260,827
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
12.250%	03/01/22	(a)	Caa1	87	97,875
Sr. Sec’d. Notes
10.000%	12/01/20		B3	322	339,307
Sr. Sec’d. Notes, 144A
6.875%	08/15/17	(a)	B3	29	29,507
Entergy Arkansas, Inc.,
First Mortgage
3.050%	06/01/23		A3	205	194,778
3.750%	02/15/21		A3	1,035	1,068,821
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		Baa2	270	270,045
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42		Aa3	200	184,912
5.625%	04/01/34		Aa3	150	171,956
Georgia Power Co.,
Sr. Unsec’d. Notes
3.000%	04/15/16		A3	1,030	1,074,181
4.300%	03/15/42		A3	10	9,011
4.300%	03/15/43		A3	890	800,555
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21		Baa3	22	23,496
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes
8.400%	01/15/22		Aa2	120	161,264
9.400%	02/01/21		Aa2	130	179,345
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19		Baa2	170	203,955
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42		Aaa	225	226,390

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41		Baa2	300	$301,225
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15		Baa2	1,185	1,209,972
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	(a)	Baa1	240	268,488
Nevada Power Co.,
General Refinance Mortgage
6.500%	08/01/18		A3	305	365,681
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15		Baa1	39	39,209
1.339%	09/01/15		Baa1	48	48,167
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21		Baa3	480	495,600
4.800%	02/15/44		Baa3	245	219,410
5.800%	02/01/42		Baa3	699	724,379
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20		B1	300	329,250
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40		Baa1	375	386,013
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.375%	01/15/15		Baa3	100	106,802
6.800%	09/01/18		Baa3	160	191,691
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22		A3	113	101,866
4.450%	04/15/42		A3	67	60,751
6.050%	03/01/34		A3	150	166,881
8.250%	10/15/18		A3	130	165,998
PacifiCorp,
First Mortgage
2.950%	02/01/22		A2	2,240	2,190,097
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		A1	150	139,131
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		Baa3	655	619,580
4.200%	06/15/22		Baa3	500	497,551
4.700%	06/01/43		Baa3	105	93,872
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
4.600%	12/15/21		Baa2	250	246,673
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21		Baa3	280	304,616
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		Baa2	1,188	1,135,950
4.400%	01/15/21		Baa2	93	98,353
7.750%	03/01/31		Baa2	150	192,405

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	Baa1	50	$51,303
5.320%	09/15/16	Baa1	350	387,433
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	A2	36	36,766
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1	335	380,683
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15	A1	155	160,042
Sec’d. Notes, MTN
3.650%	09/01/42	A1	75	64,506
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	Aa3	120	147,458
Sierra Pacific Power Co.,
General Refinance Mortgage
3.375%	08/15/23	A3	98	97,086
Southern California Edison Co.,
First Refinance Mortgage
3.900%	03/15/43	A1	590	524,434
4.650%	10/01/43	A1	445	439,894
5.500%	03/15/40	A1	80	89,997
Sr. Unsec’d. Notes
6.650%	04/01/29	A3	150	182,458
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16	Baa1	104	106,003
2.450%	09/01/18	Baa1	235	237,284
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	Baa1	65	64,127
5.250%	07/15/43	Baa1	220	219,261
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.750%	12/01/18	Baa2	230	297,124
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	Aa3	200	195,018
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	A3	200	189,765
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/18	A2	250	248,992
2.950%	09/15/21	A2	7	6,977
3.650%	12/15/42	A2	77	65,838
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	Baa1	1,300	1,430,286

				32,597,943

Electronic Components & Equipment
Artesyn Escrow, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/20	B3	35	35,000

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronic Components & Equipment (cont’d.)
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22		B2	400	$383,000

					418,000

Electronics
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22		A3	145	144,610
7.200%	06/01/26		A3	205	249,110
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19		B1	44	46,750

					440,470

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20		Caa1	500	570,000
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A(i)
9.750%	05/30/20		Ca	235	133,719
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		B3	75	82,500
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		B2	120	112,500
Mohegan Tribal Gaming Authority,
Sec’d. Notes, 144A
11.500%	11/01/17		Caa3	30	33,900
Paris Las Vegas Holding LLC/Harrahs Las Vegas LLC/Flamingo Las Vegas
Holdings,
Notes
8.000%	10/01/20		B2	200	200,000
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20	(a)	B3	75	82,125
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18		B1	150	161,063
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		B3	150	153,000
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18		B3	163	187,857

					1,716,664

Environmental Control
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19		Caa1	140	139,300
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	(a)	Baa3	179	174,719
5.500%	09/15/19		Baa3	335	378,575

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Environmental Control (cont’d.)
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21		Baa3	74	$78,937
4.750%	06/30/20		Baa3	100	108,524

					880,055

Financial–Bank & Trust — 1.2%
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		A2	340	394,281
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN
2.700%	08/20/18	(a)	A2	1,075	1,087,295
3.250%	03/03/23	(a)	A2	485	454,237
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18		Ba3	220	230,450
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		B1	785	682,950
Sr. Unsec’d. Notes
1.700%	07/25/16		Baa2	655	657,978
2.500%	09/26/18	(a)	Baa2	1,155	1,148,585
3.375%	03/01/23	(a)	Baa2	1,171	1,114,286
4.500%	01/14/22	(a)	Baa2	435	455,894
4.587%	12/15/15		Baa2	254	271,675
4.750%	05/19/15		Baa2	588	622,281
5.375%	08/09/20		Baa2	301	336,706
5.875%	05/29/37		Baa2	585	639,869
5.875%	01/30/42	(a)	Baa2	325	361,351
6.000%	08/15/17		Baa2	6	6,857
6.125%	11/21/17		Baa2	1,200	1,379,975
8.500%	05/22/19		Baa2	490	625,849
Sub. Notes
0.528%(c)	06/09/16		Baa3	1,230	1,200,658
6.675%	09/13/43	(a)	Baa3	370	398,450
Credit Suisse (Switzerland),
Sub. Notes
5.400%	01/14/20		Baa2	1,975	2,161,833
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	(a)	Aa3	465	451,988
3.100%	05/24/16		Aa3	196	206,115
4.125%	08/12/20		Aa3	1,517	1,593,466
4.750%	01/19/21		Aa3	300	324,199
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14		A2	200	203,890
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15		Baa1	350	372,632
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22		Aa3	1,018	1,035,823
5.100%	04/05/21		Aa3	2,031	2,237,214
State Street Corp.,
Sub. Notes
3.100%	05/15/23		A2	793	739,648

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Financial–Bank & Trust (cont’d.)
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17		Baa1	250	$264,369
UBS AG (Switzerland),
Sr. Unsec’d. Notes
3.875%	01/15/15		A2	145	150,880
5.750%	04/25/18		A2	130	149,985
5.875%	12/20/17		A2	200	230,904
Wachovia Bank NA,
Sub. Notes
6.000%	11/15/17		A1	600	691,560
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18		A2	1,400	1,617,227
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49	(a)	Baa3	1,810	1,991,000
Sr. Unsec’d. Notes
1.250%	07/20/16	(a)	A2	1,640	1,640,720
1.500%	07/01/15		A2	1,050	1,063,168
3.676%	06/15/16		A2	4,230	4,508,186
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	A2	1,000	1,000,908
Sub. Notes
3.450%	02/13/23	(a)	A3	560	524,139
4.125%	08/15/23	(a)	A3	420	411,238

					35,640,719

Foods — 0.3%
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20		B3	60	60,600
BI-LO LLC/BI-LO Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	09/15/18		Caa1	48	48,720
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		B3	324	350,730
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		Baa2	30	30,031
2.100%	03/15/18		Baa2	61	60,513
3.200%	01/25/23	(a)	Baa2	515	481,792
Dean Foods Co.,
Gtd. Notes
9.750%	12/15/18		B2	90	101,925
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	(a)	Caa1	350	363,125
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		A3	340	335,215
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20		B1	775	739,156
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	06/15/23		B1	70	67,550

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21		Ba3	75	$75,375
7.250%	06/01/21		Ba3	26	25,740
8.250%	02/01/20		Ba3	69	72,623
Kellogg Co.,
Sr. Unsec’d. Notes
3.125%	05/17/22		Baa1	109	106,000
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42	(a)	Baa2	679	672,628
5.375%	02/10/20		Baa2	314	357,469
6.875%	01/26/39		Baa2	218	266,509
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		Baa2	23	22,927
6.800%	12/15/18		Baa2	55	65,723
7.500%	04/01/31		Baa2	110	135,339
Sr. Unsec’d. Notes
2.200%	01/15/17		Baa2	93	94,658
3.400%	04/15/22		Baa2	290	282,287
3.850%	08/01/23		Baa2	1,045	1,029,203
5.150%	08/01/43	(a)	Baa2	255	249,578
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20		Baa1	1,156	1,305,322
6.500%	08/11/17	(a)	Baa1	150	174,439
Sun Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		B2	69	70,725
5.875%	08/01/21		B2	39	39,536
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		B2	28	28,560

					7,713,998

Forest Products & Paper
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20		Ba3	75	84,750
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		Baa3	655	700,031
Resolute Forest Products, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23		Ba3	12	10,530
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		Caa1	100	100,000

					895,311

Gas — 0.1%
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		Baa1	150	152,362
4.400%	06/01/43		Baa1	63	57,346
5.875%	03/15/41		Baa1	91	102,347
6.375%	07/15/16		Baa1	150	169,532

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/14		Baa1	120	$125,007
8.500%	03/15/19		Baa1	300	386,227
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		A3	101	94,757
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		Baa1	900	917,334
2.875%	10/01/22	(a)	Baa1	1,465	1,360,743
6.000%	10/15/39		Baa1	150	165,367
9.800%	02/15/19		Baa1	320	428,237

					3,959,259

Hand/Machine Tools
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21		B3	22	21,835
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		Caa1	135	139,387

					161,222

Healthcare Products — 0.1%
Alere, Inc.,
Gtd. Notes, 144A
6.500%	06/15/20		Caa1	33	32,711
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18	(a)	A3	69	68,939
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		B3	250	258,125
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18		B3	200	226,000
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		Caa1	250	247,500
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18		B3	350	386,313
St. Jude Medical, Inc.,
Sr. Unsec’d. Notes
4.750%	04/15/43		Baa1	385	365,558

					1,585,146

Healthcare Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	(a)	Baa2	1,035	955,131
4.500%	05/15/42		Baa2	450	415,805
6.750%	12/15/37		Baa2	100	122,110
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		Ba3	35	35,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		Baa2	1,190	$1,215,064
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		B3	85	86,381
7.750%	05/15/21		B3	250	265,937
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)	B3	500	548,750
Sr. Sec’d. Notes
7.250%	09/15/20		Ba3	194	210,975
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16		BB-(d)	250	273,125
Howard Hughes Medical Institute,
Sr. Unsec’d. Notes
3.500%	09/01/23		Aaa	650	648,481
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		Caa1	130	134,875
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		Baa2	365	365,137
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	(a)	B3	340	375,700
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18		Caa2	185	197,950
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		Baa2	170	181,287
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/20	(a)	Ba3	74	75,665
Sr. Unsec’d. Notes
6.750%	02/01/20		B3	500	498,750
Sr. Unsec’d. Notes, 144A
8.125%	04/01/22		B3	120	125,250
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		A3	58	54,032
3.875%	10/15/20		A3	690	726,802
3.950%	10/15/42		A3	920	788,930
6.625%	11/15/37		A3	270	330,109
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
8.000%	02/01/18		NR	100	105,500
Ventas Realty LP,
Gtd. Notes
5.700%	09/30/43		Baa1	305	308,403
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		Baa2	440	440,203
3.300%	01/15/23		Baa2	35	32,991
4.625%	05/15/42		Baa2	365	333,811
4.650%	01/15/43		Baa2	141	129,355
5.100%	01/15/44		Baa2	705	686,738

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)

					$10,668,247

Holding Companies–Diversified
Hutchison Whampoa International 10 Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.000%(c)	12/29/49		Baa2	650	683,313
Hutchison Whampoa International 12 II Ltd. (Cayman Islands),
Gtd. Notes, 144A
3.250%	11/08/22		A3	200	183,225
Nielsen Co. Luxembourg SARL (The) (Luxembourg),
Gtd. Notes, 144A
5.500%	10/01/21		B2	20	20,025

					886,563

Home Builders
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22		B2	47	46,060
6.500%	12/15/20		B2	90	90,450
K Hovnanian Enterprises, Inc.,
Gtd. Notes
6.250%	01/15/16		Caa2	4	4,130
11.875%	10/15/15		Caa2	120	137,400
Sec’d. Notes, 144A
9.125%	11/15/20		Caa1	113	122,323
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		B1	60	63,150
KB Home,
Gtd. Notes
7.500%	09/15/22	(a)	B2	21	21,840
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18		Ba3	10	11,025
12.250%	06/01/17		Ba3	165	210,375
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		B3	106	113,950
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1	7	7,420
7.150%	04/15/20		B1	73	78,840
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		B2	60	67,800
8.375%	01/15/21		B2	80	90,000
10.750%	09/15/16	(a)	B2	13	15,535
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		B2	65	60,613
7.750%	04/15/20		B2	41	44,793
WCI Communities, Inc.,
Gtd. Notes, 144A
6.875%	08/15/21		B3	71	68,160

					1,253,864

Household Products/Wares — 0.1%
Armored Autogroup, Inc.,
Gtd. Notes
9.250%	11/01/18		Caa2	44	39,710

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Household Products/Wares (cont’d.)
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18		B3		400	$395,000
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		B1		500	570,000
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.700%	08/15/20		Baa3		73	77,765
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		Caa2		750	787,500
9.875%	08/15/19		Caa2		285	309,225
Sr. Sec’d. Notes
7.875%	08/15/19		B1		400	440,000
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18		B1		67	69,177
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22		B3		43	44,613

						2,732,990

Insurance — 0.9%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15		A3		170	183,181
Aflac, Inc.,
Sr. Unsec’d. Notes
4.000%	02/15/22		A3		195	200,057
8.500%	05/15/19		A3		110	142,176
AIG Sunamerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		A2		185	226,471
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		A3		122	118,145
Sub. Notes
5.750%(c)	08/15/53		Baa1		700	682,500
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/58	(a)	Baa2		500	585,250
Jr. Sub. Notes, 144A
8.625%(c)	05/22/38		Baa2	GBP	350	657,277
Sr. Unsec’d. Notes
3.375%	08/15/20	(a)	Baa1		1,720	1,721,047
4.125%	02/15/24		Baa1		165	165,114
4.875%	09/15/16	(a)	Baa1		1,000	1,095,392
6.400%	12/15/20		Baa1		1,195	1,408,204
Aon Corp.,
Gtd. Notes
3.125%	05/27/16		Baa2		125	130,809
3.500%	09/30/15		Baa2		34	35,641
6.250%	09/30/40		Baa2		33	37,619
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		Caa2		35	35,700

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15		Aa2	133	$137,880
3.000%	05/15/22		Aa2	1,575	1,529,716
4.400%	05/15/42		Aa2	165	151,610
5.400%	05/15/18	(a)	Aa2	700	807,127
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	Aa2	445	414,675
Catlin Insurance Co. Ltd. (Bermuda),
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49		BBB+(d)	375	382,500
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/14		Baa2	100	105,739
5.875%	08/15/20		Baa2	125	144,152
Genworth Financial, Inc.,
Gtd. Notes
7.700%	06/15/20		Baa3	50	58,949
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		Baa3	360	394,008
HUB International Ltd. (Canada),
Gtd. Notes, 144A
8.125%	10/15/18		CCC+(d)	141	157,391
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18		Baa3	1,970	1,978,038
5.650%(c)	05/15/53		Ba1	435	397,654
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	(a)	Baa2	68	72,136
7.800%	03/15/37		Baa3	150	162,000
10.750%(c)	06/15/58		Baa3	211	311,225
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		Baa2	200	240,298
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	(a)	Baa1	29	29,689
4.850%	06/24/21	(a)	Baa1	30	32,367
6.250%	02/15/20		Baa1	390	453,683
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		Baa2	810	769,744
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41		A1	66	68,471
MetLife Institutional Funding II,
Sec’d. Notes, 144A
1.174%(c)	04/04/14		Aa3	153	153,655
1.625%	04/02/15	(a)	Aa3	3,630	3,677,495
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		A3	480	422,030
4.750%	02/08/21	(a)	A3	570	623,230
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.000%	01/10/14		Aa3	200	200,916

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
3.650%	06/14/18		Aa3	120	$127,503
3.875%	04/11/22		Aa3	767	787,050
5.125%	06/10/14		Aa3	250	258,008
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
6.600%	04/15/34		A3	85	86,063
9.375%	08/15/39		A3	300	413,435
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.000%	05/04/15	(a)	Aaa	630	654,089
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		Caa2	194	194,000
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17		A1	200	206,666
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		A3	260	351,895
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19		A3	220	285,156
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.000%	12/11/15		Aa3	94	94,133
Swiss Re Capital I LP (United Kingdom),
Gtd. Notes, 144A
6.854%(c)	05/29/49		Baa1	435	454,659
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		A1	595	520,088
Travelers Property Casualty Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/26		A2	190	250,226

					25,983,932

Internet Software & Services — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	(a)	Baa1	1,205	1,098,185
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17		A2	114	113,208
3.250%	10/15/20		A2	285	290,803
4.000%	07/15/42		A2	253	213,851
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		Ba3	72	69,840
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		Caa1	105	120,487
Sr. Sec’d. Notes
8.125%	01/01/20		B1	25	27,344

					1,933,718

Iron/Steel — 0.1%
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18		B2	70	76,300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
APERAM (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.375%	04/01/16		B3	250	$250,000
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.750%	02/25/22	(a)	Ba1	400	421,000
7.500%	10/15/39		Ba1	155	146,863
10.350%	06/01/19		Ba1	230	282,900
Bluescope Steel Ltd./Bluescope Steel Finance (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		Ba3	18	18,495
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		Ba2	45	40,500
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		Baa1	108	105,697
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19		Ba2	60	62,550
6.375%	08/15/22		Ba2	60	62,100
Gtd. Notes, 144A
5.250%	04/15/23		Ba2	60	56,550
United States Steel Corp.,
Sr. Unsec’d. Notes
7.000%	02/01/18		B1	160	169,600
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	(a)	Baa2	1,030	992,347

					2,684,902

Leisure Time
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16		B2	250	265,003
MISA Investments Ltd. (Bermuda),
Unsec’d. Notes, PIK, 144A
8.625%	08/15/18		B3	55	55,413
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19		B1	500	540,625

					861,041

Lodging — 0.1%
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21		B2	80	87,000
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
9.000%	02/15/20		B3	500	468,750
11.250%	06/01/17		B3	400	406,000
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17		Caa1	249	266,560
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		Caa1	150	147,750

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19		B2	275	$290,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21		B3	80	80,200
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	B2	250	271,250
MGM Resorts International,
Gtd. Notes
7.625%	01/15/17		B3	250	279,375
10.000%	11/01/16		B3	250	297,500
11.375%	03/01/18		B3	500	636,250
Seminole Hard Rock Entertainment, Inc,/Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		B2	120	115,200
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/01/21		B3	15	14,325

					3,360,285

Machinery–Construction & Mining
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42	(a)	A(d)	537	459,640
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		B2	400	404,500

					864,140

Media — 0.7%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18		B1	30	33,600
8.000%	04/15/20		B1	250	278,750
CBS Corp.,
Gtd. Notes
1.950%	07/01/17		Baa2	830	834,491
4.850%	07/01/42	(a)	Baa2	100	89,311
5.750%	04/15/20		Baa2	34	37,976
7.875%	07/30/30		Baa2	80	96,973
8.875%	05/15/19		Baa2	50	63,917
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23		B1	45	41,287
5.750%	01/15/24		B1	26	24,570
6.500%	04/30/21	(a)	B1	235	238,525
8.125%	04/30/20		B1	250	271,875
Gtd. Notes, 144A
5.250%	03/15/21		B1	68	65,280
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20		B3	101	103,020
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	Caa1	84	82,320

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		B1	350	$357,000
7.625%	03/15/20	(a)	B3	650	671,012
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20		BB-(d)	19	18,145
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		A3	160	225,556
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17		A3	200	249,210
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22		A3	315	436,215
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	A3	175	164,632
4.650%	07/15/42		A3	185	175,923
6.450%	03/15/37	(a)	A3	275	328,325
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		Baa2	145	185,434
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27		Baa2	125	143,143
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22	(a)	Baa2	200	186,670
5.000%	03/01/21		Baa2	176	180,180
5.150%	03/15/42		Baa2	1,160	986,913
6.000%	08/15/40		Baa2	200	189,735
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		Baa2	159	166,482
4.875%	04/01/43		Baa2	300	276,811
4.950%	05/15/42		Baa2	100	92,491
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		Ba3	266	246,715
5.125%	05/01/20		Ba3	9	8,910
6.750%	06/01/21		Ba3	205	215,506
7.875%	09/01/19		Ba3	622	709,080
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		Caa1	65	71,500
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
7.250%	02/15/22		B3	90	94,050
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18	(a)	A3	1,345	1,324,259
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		A3	745	802,033
4.450%	01/15/43	(a)	A3	1,010	933,466
5.950%	04/01/41		A3	90	101,650
6.400%	04/30/40		A3	154	182,146

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
News America, Inc.,
Gtd. Notes
6.650%	11/15/37		Baa1		545	$619,232
7.250%	05/18/18		Baa1		300	366,567
7.430%	10/01/26		Baa1		100	119,956
7.625%	11/30/28		Baa1		100	122,735
7.700%	10/30/25		Baa1		100	122,537
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	03/15/16		B2		263	267,109
Radio One, Inc.,
Gtd. Notes, PIK
12.500%	05/24/16		Caa2		206	208,709
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20		B1		75	70,125
5.875%	10/01/20		B1		25	25,219
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		A3		150	190,085
8.750%	08/01/15		A3		150	171,045
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.950%	09/30/21		Baa2		442	449,056
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42		Baa2		505	369,237
5.500%	09/01/41		Baa2		475	389,493
8.250%	04/01/19		Baa2		300	347,281
8.750%	02/14/19		Baa2		300	352,952
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33		Baa2		257	280,174
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21		Baa2		430	460,538
6.200%	03/15/40		Baa2		1,010	1,100,162
6.250%	03/29/41		Baa2		19	20,887
6.500%	11/15/36		Baa2		25	27,819
7.625%	04/15/31		Baa2		300	373,393
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.125%	01/21/23		Ba3	EUR	105	136,158
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	(a)	Caa2		335	366,825
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21		Baa2		234	231,683
4.375%	03/15/43		Baa2		635	513,886
4.500%	03/01/21		Baa2		140	145,932
5.850%	09/01/43		Baa2		345	351,217

						20,185,099

Metals & Mining — 0.3%
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		B2		12	12,540
7.875%	11/01/20		B2		35	36,137

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		Baa2	320	$256,156
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		Baa2	300	278,742
5.700%	05/30/41		Baa2	285	239,573
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17		A1	69	69,422
2.050%	09/30/18		A1	137	137,197
3.250%	11/21/21		A1	460	456,503
4.125%	02/24/42		A1	200	179,985
5.000%	09/30/43		A1	659	671,184
5.500%	04/01/14		A1	70	71,828
Coeur Mining, Inc.,
Gtd. Notes, 144A
7.875%	02/01/21		B3	82	82,820
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19	(a)	B1	1,050	1,131,375
FQM Akubra, Inc. (Canada),
Gtd. Notes, 144A
7.500%	06/01/21		B1	50	51,250
8.750%	06/01/20		B1	50	53,500
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes, 144A
3.100%	03/15/20		Baa3	57	53,598
5.450%	03/15/43		Baa3	604	541,374
Sr. Unsec’d. Notes
2.150%	03/01/17	(a)	Baa3	242	240,502
Hecla Mining Co.,
Gtd. Notes, 144A
6.875%	05/01/21		B2	115	108,675
KGHM International Ltd. (Canada),
Gtd. Notes, 144A
7.750%	06/15/19		B1	10	10,325
Novelis, Inc. (Canada),
Gtd. Notes
8.375%	12/15/17		B2	125	134,063
8.750%	12/15/20		B2	125	137,187
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		Baa2	280	256,618
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		Caa1	25	26,625
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.500%	11/02/20		A3	58	57,649
3.750%	09/20/21		A3	100	98,595
4.125%	05/20/21		A3	150	152,528
8.950%	05/01/14		A3	185	193,915
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
2.875%	08/21/22	(a)	A3	1,410	1,295,608
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19	(a)	B3	140	137,900

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
4.250%	10/25/22		Baa2	355	$331,665
5.550%	10/25/42		Baa2	470	410,412

					7,915,451

Multi-National — 0.6%
African Development Bank (Supranational Bank),
Sub. Debs.
8.800%	09/01/19		Aa1	620	829,649
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16		Aa3	288	300,868
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.000%	12/15/17		Aaa	4,000	3,921,600
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.375%	08/15/17		Aaa	6,000	6,284,700
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
1.125%	08/25/14		Aaa	5,500	5,531,416

					16,868,233

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19		B3	481	531,505
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	(a)	Baa2	33	33,841
4.500%	05/15/21		Baa2	56	58,204
6.750%	02/01/17		Baa2	200	228,557

					852,107

Oil & Gas — 1.4%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		Baa2	350	408,623
Anadarko Finance Co. (Canada),
Gtd. Notes
7.500%	05/01/31		Baa3	160	199,461
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		Baa3	1,125	1,263,240
6.375%	09/15/17		Baa3	730	848,608
8.700%	03/15/19		Baa3	350	450,023
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		A3	38	37,202
3.625%	02/01/21		A3	100	102,508
4.250%	01/15/44		A3	580	507,404
4.750%	04/15/43		A3	65	61,528
6.900%	09/15/18		A3	150	183,288
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	10/15/22		B2	4	3,870

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Bluewater Holding BV (Netherlands),
Gtd. Notes
3.268%(c)	07/17/14		NR	100	$99,250
Bonanza Creek Energy, Inc.,
Gtd. Notes
6.750%	04/15/21		B3	40	40,400
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.846%	05/05/17	(a)	A2	1,120	1,129,582
2.750%	05/10/23		A2	380	347,067
3.200%	03/11/16	(a)	A2	650	682,373
3.245%	05/06/22		A2	950	917,241
3.561%	11/01/21		A2	540	537,130
3.875%	03/10/15		A2	320	334,981
4.742%	03/11/21		A2	100	108,430
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
8.625%	10/15/20		B3	400	422,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes
9.625%	08/01/20		B2	56	61,880
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.700%	05/15/17		Baa1	930	1,051,556
6.450%	06/30/33		Baa1	190	214,721
Canadian Oil Sands Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	04/01/42		Baa2	560	573,788
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	(a)	Baa2	623	590,852
4.450%	09/15/42	(a)	Baa2	645	578,150
5.200%	09/15/43		Baa2	145	143,419
6.750%	11/15/39		Baa2	150	177,644
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		Ba3	27	27,101
6.125%	02/15/21	(a)	Ba3	125	129,687
6.500%	08/15/17		Ba3	128	141,120
7.250%	12/15/18		Ba3	122	138,165
Chevron Corp.,
Sr. Unsec’d. Notes
1.718%	06/24/18		Aa1	900	897,084
2.427%	06/24/20		Aa1	45	44,482
3.191%	06/24/23		Aa1	73	71,700
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17		Ba2	80	87,800
CNOOC Finance 2013 Ltd. (British Virgin Islands),
Gtd. Notes
1.125%	05/09/16		Aa3	200	197,873
3.000%	05/09/23		Aa3	285	256,160
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		B3	94	97,290
9.500%	06/15/20		B3	58	63,220
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		A1	575	723,084

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes
6.650%	07/15/18		A1	250	$301,378
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20		B1	500	548,750
Devon Energy Corp.,
Sr. Unsec’d. Notes
1.875%	05/15/17		Baa1	1,265	1,267,816
5.600%	07/15/41		Baa1	80	81,779
6.300%	01/15/19		Baa1	160	186,806
7.950%	04/15/32		Baa1	150	195,241
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21		Caa1	47	47,940
Energy XXI Gulf Coast, Inc.,
Gtd. Notes, 144A
7.500%	12/15/21		B3	90	89,550
ENI SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		A3	250	237,161
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		A3	1,502	1,383,591
4.100%	02/01/21		A3	200	211,705
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20		B2	250	281,250
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		B2	34	36,890
Sr. Sec’d. Notes
6.875%	05/01/19		Ba3	250	266,875
EPE Holdings LLC/EP Energy Bond Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	12/15/17		B3	59	62,046
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21		B2	38	36,860
Forum Energy Technologies, Inc.,
Notes
6.250%	10/01/21		Ba3	24	24,150
Halcon Resources Corp.,
Gtd. Notes, 144A
9.250%	02/15/22	(a)	Caa1	60	62,400
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23	(a)	A2	214	212,109
4.750%	08/01/43		A2	600	593,178
8.750%	02/15/21		A2	130	170,051
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96		A2	90	120,705
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		Baa2	175	219,443
8.125%	02/15/19		Baa2	210	261,325
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		Baa3	130	164,035

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Kodiak Oil & Gas Corp. (Canada),
Gtd. Notes, 144A
5.500%	02/01/22		B3	43	$41,925
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		B3	60	63,600
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	11/01/19		B2	400	377,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		Baa2	522	567,531
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		B1	38	37,240
Nabors Industries Ltd.,
Gtd. Notes
4.625%	09/15/21		Baa2	135	135,691
5.000%	09/15/20		Baa2	200	208,974
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		A2	44	43,297
Noble Holding International Ltd. (Cayman Islands),
Gtd. Notes
3.950%	03/15/22		Baa2	23	22,186
5.250%	03/15/42		Baa2	169	153,895
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22		B3	80	84,400
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		A1	206	190,320
4.100%	02/01/21		A1	200	209,439
Parker Drilling Co.,
Gtd. Notes, 144A
7.500%	08/01/20		B1	51	51,000
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20		Ba3	72	74,520
Petrobras Global Finance BV (Netherlands),
Gtd. Notes
4.375%	05/20/23	(a)	Baa1	140	128,070
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	(a)	Baa1	120	120,550
7.875%	03/15/19		Baa1	220	253,238
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		Baa1	186	216,827
7.875%	06/15/26		Baa1	130	171,971
Phillips 66,
Gtd. Notes
2.950%	05/01/17		Baa1	54	55,896
4.300%	04/01/22		Baa1	793	808,429
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18		B2	500	540,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		B2	25	$23,750
Samson Investment Co.,
Gtd. Notes, 144A
10.250%	02/15/20		B3	250	265,000
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		B2	250	252,500
Schlumberger Investment SA (Luxembourg),
Gtd. Notes, 144A
3.300%	09/14/21		A1	105	105,165
Sea Trucks Group (Nigeria),
Sr. Sec’d. Notes, 144A
9.000%	03/26/18		NR	200	183,500
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		Aa1	555	499,820
2.375%	08/21/22		Aa1	1,440	1,324,774
4.375%	03/25/20		Aa1	805	887,292
4.550%	08/12/43		Aa1	355	349,737
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	01/01/23		Ba3	65	66,300
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		Aa2	201	195,327
1.200%	01/17/18		Aa2	54	52,932
2.450%	01/17/23		Aa2	155	141,637
2.650%	01/15/24		Aa2	214	197,911
3.150%	01/23/22		Aa2	77	76,014
4.250%	11/23/41		Aa2	61	56,177
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		Baa1	150	163,876
6.100%	06/01/18		Baa1	1,950	2,284,183
6.500%	06/15/38		Baa1	329	383,401
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42		Baa2	135	125,779
5.850%	02/01/37		Baa2	20	19,448
6.250%	02/01/38		Baa2	25	25,336
7.750%	06/01/19		Baa2	145	175,812
Talos Production LLC/Talos Production Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/18		Caa1	108	108,540
Tosco Corp.,
Sr. Unsec’d. Notes
7.800%	01/01/27		A1	150	201,538
8.125%	02/15/30		A1	150	208,789
Total Capital Canada Ltd. (Canada),
Gtd. Notes
2.750%	07/15/23		Aa1	48	45,010
Total Capital International SA (France),
Gtd. Notes
1.000%	08/12/16	(a)	Aa1	710	711,720
1.550%	06/28/17		Aa1	784	787,987
2.700%	01/25/23		Aa1	575	535,337
2.875%	02/17/22		Aa1	201	192,834

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
3.700%	01/15/24		Aa1	120	$120,537
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21	(a)	Aa1	861	915,355
Transocean, Inc. (Cayman Islands),
Gtd. Notes
3.800%	10/15/22		Baa3	286	269,295
6.375%	12/15/21		Baa3	425	472,416
6.500%	11/15/20		Baa3	205	228,830
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		B1	104	106,600
Weatherford International Ltd. (Bermuda),
Gtd. Notes
4.500%	04/15/22		Baa2	203	200,911
5.950%	04/15/42		Baa2	37	35,426
9.875%	03/01/39		Baa2	150	202,395
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	(a)	Ba1	500	506,875

					40,276,084

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15		Baa1	910	913,292
1.750%	11/06/17		Baa1	1,409	1,397,432
4.400%	11/06/42		Baa1	645	583,966
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17		Baa3	445	442,204
3.250%	10/01/22		Baa3	460	431,255
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21		Baa2	410	410,919
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22		A2	210	188,827
3.250%	08/01/42		A2	175	140,054
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/43		Baa2	475	434,137
Express Scripts Holding Co.,
Gtd. Notes
2.100%	02/12/15		Baa3	1,000	1,015,961
2.650%	02/15/17		Baa3	305	314,443
3.125%	05/15/16		Baa3	690	722,217
4.750%	11/15/21		Baa3	1,135	1,214,797
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22		A1	1,475	1,415,230
4.200%	03/18/43		A1	405	376,413
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15		Baa3	55	56,827
4.125%	09/15/20		Baa3	540	560,409
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22		A2	82	76,216

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
3.600%	09/15/42		A2	690	$582,935
4.150%	05/18/43		A2	140	129,604
Mylan, Inc.,
Gtd. Notes, 144A
1.800%	06/24/16		Baa3	210	210,869
2.600%	06/24/18		Baa3	670	668,815
3.125%	01/15/23		Baa3	315	286,512
7.875%	07/15/20		Baa3	750	855,800
Novartis Capital Corp.,
Gtd. Notes
2.400%	09/21/22		Aa3	180	167,683
Sanofi (France),
Sr. Unsec’d. Notes
1.250%	04/10/18		A1	1,075	1,049,463
Teva Pharmaceutical Finance Co. BV (Curacao),
Gtd. Notes
2.950%	12/18/22		A3	235	217,734
3.650%	11/10/21		A3	1,435	1,424,296
Valeant Pharmaceuticals International (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	08/15/18		B1	63	67,410
7.500%	07/15/21		B1	64	68,960
Gtd. Notes, 144A
6.500%	07/15/16	(a)	B1	400	414,000
7.250%	07/15/22		B1	625	665,625
Wyeth LLC,
Gtd. Notes
5.500%	02/01/14		A1	200	203,387
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	02/01/18		Baa2	52	51,476

					17,759,168

Pipelines — 0.5%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		Baa2	86	93,399
5.850%	01/15/41		Baa2	215	249,051
6.125%	11/01/17		Baa2	235	273,882
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		Baa3	1,275	1,160,145
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23		Baa1	1,060	1,061,107
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	(a)	Baa3	365	339,992
6.050%	06/01/41		Baa3	250	250,915
6.500%	02/01/42		Baa3	425	448,654
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	06/01/15		Baa1	1,200	1,254,763
4.450%	02/15/43		Baa1	435	384,824
4.850%	03/15/44		Baa1	140	130,488
5.200%	09/01/20	(a)	Baa1	935	1,040,459
5.700%	02/15/42		Baa1	395	411,962

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22		Baa2	260	$255,634
5.000%	03/01/43		Baa2	1,515	1,370,092
6.850%	02/15/20		Baa2	290	343,415
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		Baa2	300	315,665
6.400%	07/15/18		Baa2	250	297,545
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		Baa2	430	447,609
6.200%	09/15/43		Baa2	490	504,780
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23		Baa2	410	403,336
5.750%	01/15/20	(a)	Baa2	1,320	1,500,712
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		Baa2	540	590,655
6.200%	04/15/18		Baa2	380	436,045
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		Baa2	156	158,570
5.950%	09/25/43		Baa2	493	519,183
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22		Ba3	117	121,680
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		Baa1	185	168,079
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		A3	150	137,964
7.125%	01/15/19		A3	250	304,259

					14,974,864

Real Estate
Mattamy Group Corp. (Canada),
Notes
6.875%	11/15/20		BB(d)	CAD 80	76,501
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22	(a)	A2	132	124,408
6.750%	09/02/19		A2	270	321,034

					521,943

Real Estate Investment Trusts — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	(a)	Baa3	510	447,680
American Tower Trust I,
Sec’d. Notes, 144A
1.551%	03/15/18		Aaa	233	227,177
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		Baa1	770	781,894

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	Baa2	1,330	$1,295,600
4.125%	05/15/21	Baa2	200	205,761
Camden Property Trust,
Sr. Unsec’d. Notes
4.875%	06/15/23	Baa1	260	273,212
5.700%	05/15/17	Baa1	1,450	1,612,130
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20	Baa3	120	123,492
6.650%	01/15/18	Baa3	320	347,840
Duke Realty LP,
Gtd. Notes
6.750%	03/15/20	Baa2	285	329,386
DuPont Fabros Technology LP,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/21	Ba1	58	58,000
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	Baa1	235	216,043
4.625%	12/15/21	Baa1	251	264,964
5.250%	09/15/14	Baa1	170	177,170
5.375%	08/01/16	Baa1	100	111,029
Geo Group, Inc. (The),
Gtd. Notes
7.750%	10/15/17	B1	250	261,025
Gtd. Notes, 144A
5.875%	01/15/22	B1	250	246,875
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20	Baa1	441	418,426
3.750%	02/01/19	Baa1	1,717	1,778,084
5.375%	02/01/21	Baa1	469	510,298
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16	Baa3	45	45,653
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23	Baa1	865	793,867
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	Baa1	375	346,659
4.400%	02/15/24	Baa1	350	348,939
ProLogis LP,
Gtd. Notes
4.250%	08/15/23	Baa2	665	661,409
6.875%	03/15/20	Baa2	109	128,510
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.000%	04/15/21	B1	38	35,625
Simon Property Group LP,
Sr. Unsec’d. Notes
2.750%	02/01/23	A2	685	628,566
4.125%	12/01/21	A2	54	56,173
6.125%	05/30/18	A2	455	533,653
6.750%	02/01/40	A2	100	121,721

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		Baa2	775	$778,955
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	(a)	Baa1	1,380	1,393,556

					15,559,372

Retail — 0.4%
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20	(a)	Caa2	22	21,505
Sec’d. Notes
8.875%	03/15/19	(a)	Caa2	474	507,180
Sr. Sec’d. Notes, 144A
9.000%	03/15/19		B2	600	664,500
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	(a)	Baa1	820	757,664
5.750%	05/15/41		Baa1	445	488,138
6.125%	09/15/39	(a)	Baa1	190	217,187
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30		Baa1	238	277,101
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		Baa3	249	275,893
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44		A3	550	554,596
J.C. Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.950%	04/01/17	(a)	Caa2	500	428,750
J.Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19		Caa1	300	316,125
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19		Caa1	100	102,750
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		A3	130	124,994
5.125%	11/15/41		A3	49	50,273
5.500%	10/15/35		A3	100	107,020
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	Baa3	74	66,538
4.300%	02/15/43	(a)	Baa3	635	536,619
5.125%	01/15/42		Baa3	21	20,101
5.900%	12/01/16		Baa3	370	417,695
6.700%	07/15/34		Baa3	130	147,039
7.450%	07/15/17		Baa3	400	474,060
7.875%	07/15/15		Baa3	235	262,612
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18		B3	250	268,750
Neebo, Inc.,
Sec’d. Notes
15.000%	06/30/16		NR	3	2,600

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Sec’d. Notes, 144A
15.000%	06/30/16		CCC(d)		25	$26,000
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	(a)	CCC(d)		258	207,045
8.000%	05/01/31		CCC(d)		52	42,770
New Look Finance Ltd. (United Kingdom),
First Lien, 144A
8.750%	05/14/18		B1	GBP	100	164,429
Party City Holdings, Inc.,
Gtd. Notes, 144A
8.875%	08/01/20		Caa1		300	322,500
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19		B3		55	59,537
Real Mex Restaurants, Inc.,
Notes
11.000%	01/01/40		NR		228	227,821
19.000%	03/21/16		NR		47	46,708
19.000%	01/01/40		NR		410	228,128
Rite Aid Corp.,
Gtd. Notes, 144A
6.750%	06/15/21		Caa2		70	72,713
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	(a)	Caa1		500	526,250
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes, 144A
8.875%	12/15/17		B3		125	136,875
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22		Baa1		162	152,435
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
1.950%	12/15/18		Aa2		785	783,450
4.000%	04/11/43	(a)	Aa2		605	539,351
5.000%	10/25/40		Aa2		1,310	1,351,050

						11,976,752

Savings & Loan
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.650%	02/25/15		A2		600	626,634
Sub. Notes, 144A
5.250%	01/15/14		Baa1		838	848,411

						1,475,045

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	(a)	Caa1		50	52,625
Sr. Sec’d. Notes, 144A
9.250%	04/15/18		B1		745	806,463
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		A1		163	162,237
4.800%	10/01/41		A1		150	143,720

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17		A1	440	$514,573
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes, 144A
9.750%	08/01/18		BB-(d)	149	167,401
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17		A1	1,190	1,187,620
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23		B1	43	39,990

					3,074,629

Software — 0.3%
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		Caa1	250	266,875
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	(a)	Caa1	304	334,400
Gtd. Notes, 144A
10.625%	06/15/21		Caa1	250	253,750
11.250%	01/15/21		Caa1	53	55,385
11.750%	08/15/21	(a)	Caa2	40	38,600
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	Caa1	2	2,065
Sec’d. Notes, PIK, 144A
8.750%	01/15/22		Caa1	535	557,737
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		B1	425	439,875
8.875%	08/15/20		B1	250	275,625
Healthcare Technology Intermediate, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.375%	09/01/18		Caa1	33	33,701
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19		Caa1	95	106,163
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		Baa1	280	311,962
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		Aaa	31	30,462
3.500%	11/15/42	(a)	Aaa	1,000	809,036
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17		A1	1,000	982,139
2.375%	01/15/19		A1	242	243,139
2.500%	10/15/22	(a)	A1	2,620	2,415,255
3.625%	07/15/23	(a)	A1	570	568,478
6.125%	07/08/39		A1	125	148,871
6.500%	04/15/38		A1	200	246,643

					8,120,161

Telecommunications — 1.3%
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29		CCC+(d)	417	352,365

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	10/16/19		A2	170	$184,829
Sr. Unsec’d. Notes
3.125%	07/16/22		A2	2,275	2,094,042
4.375%	07/16/42		A2	260	213,047
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	06/01/17	(a)	A3	960	956,957
3.875%	08/15/21		A3	200	202,537
4.300%	12/15/42		A3	3,088	2,570,982
4.350%	06/15/45		A3	188	155,184
5.350%	09/01/40		A3	273	264,960
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	Caa1	107	86,670
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		B1	250	233,750
9.000%	04/01/19		B1	180	174,600
BellSouth Corp.,
Sr. Unsec’d. Notes
6.875%	10/15/31		A-(d)	5	5,583
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.000%	10/01/25		A-(d)	680	780,520
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	06/28/16		Baa2	200	201,080
2.000%	06/22/15		Baa2	1,705	1,736,196
9.625%	12/15/30		Baa2	100	148,079
Broadview Networks Holdings, Inc.,
Sec’d. Notes
10.500%	11/15/17		NR	25	24,687
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22		Ba2	500	470,000
6.450%	06/15/21	(a)	Ba2	400	398,000
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		B3	30	31,725
8.750%	03/15/18	(a)	Caa1	75	79,219
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		A1	80	88,100
5.500%	01/15/40		A1	670	746,888
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15		Baa3	381	398,621
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20		Caa1	235	266,137
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/15		A2	200	203,984
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.750%	06/15/30		Baa1	300	415,706
Gtd. Notes, 144A
2.250%	03/06/17		Baa1	2,820	2,861,045

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		Baa3	180	$183,253
France Telecom SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16		A3	87	89,757
5.375%	01/13/42		A3	578	555,483
8.750%	03/01/31		A3	180	239,571
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.625%	04/15/24		Ba2	18	18,000
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19		B3	500	523,750
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
13.125%	07/01/18		B3	250	263,750
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		B3	250	266,875
Gtd. Notes, 144A
6.625%	12/15/22		NR	650	645,125
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	06/01/21		Caa2	278	287,730
8.125%	06/01/23	(a)	Caa2	133	140,315
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
11.875%	02/01/19		Caa2	610	701,500
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20		B3	357	360,570
8.125%	07/01/19		B3	500	535,000
10.000%	02/01/18		B3	250	267,813
MetroPCS Wireless, Inc.,
Gtd. Notes
7.875%	09/01/18		Ba3	250	270,313
Gtd. Notes, 144A
6.250%	04/01/21	(a)	Ba3	317	318,585
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	(a)	Caa2	605	429,550
NII International Telecom SCA (Luxembourg),
Gtd. Notes, 144A
11.375%	08/15/19		B2	102	105,570
Nippon Telegraph & Telephone Corp. (Japan),
General Refinance Mortgage
1.400%	07/18/17		Aa2	124	123,137
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		B1	21	20,160
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18		NR	25	27,813
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31		Ba1	15	14,175

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Qwest Communications International, Inc.,
Gtd. Notes
7.125%	04/01/18		Ba1	64	$66,400
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		Baa3	25	27,961
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23		Baa1	213	213,660
5.450%	10/01/43		Baa1	118	116,934
8.750%	05/01/32		Baa1	185	245,990
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		B1	278	285,645
8.750%	03/15/32		B1	997	1,013,201
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21		B1	37	37,370
7.875%	09/15/23		B1	67	68,340
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20		Ba2	200	215,000
Sr. Unsec’d. Notes
7.000%	08/15/20		B1	250	254,375
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
6.999%	06/04/18		Ba1	80	87,836
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	(a)	Baa2	206	203,258
4.570%	04/27/23		Baa2	905	867,874
5.462%	02/16/21		Baa2	45	46,078
6.221%	07/03/17		Baa2	380	419,680
6.421%	06/20/16		Baa2	150	164,819
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	09/01/18	(a)	Ba3	70	71,225
tw telecom holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	10/01/22		B1	35	33,425
6.375%	09/01/23		B1	35	34,825
UPCB Finance III Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20		Ba3	400	424,000
UPCB Finance VI Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22		Ba3	150	159,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/16	(a)	Baa1	1,184	1,220,332
3.850%	11/01/42	(a)	Baa1	1,930	1,524,025
4.500%	09/15/20	(a)	Baa1	423	449,846
6.100%	04/15/18		Baa1	200	231,236
6.400%	09/15/33	(a)	Baa1	1,113	1,236,001
6.550%	09/15/43		Baa1	1,285	1,450,684
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30		Baa1	275	338,172

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Verizon Maryland, Inc.,
Gtd. Notes
5.125%	06/15/33		BBB+(d)		345	$315,118
Verizon Pennsylvania, Inc.,
Gtd. Notes
8.350%	12/15/30		BBB+(d)		500	602,369
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.500%	01/15/18		Ba3		200	208,250
Sr. Sec’d. Notes, 144A
5.375%	04/15/21		Ba3		200	195,000
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17		A3		200	198,899
4.375%	02/19/43		A3		620	539,019
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17		B3	EUR	742	1,067,808
Sr. Sec’d. Notes, 144A
6.500%	04/30/20		Ba3		200	205,000
7.250%	02/15/18		Ba3		200	207,000
7.375%	02/15/18		Ba3	EUR	200	282,454
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17		Caa1	EUR	9	11,735
Windstream Corp.,
Gtd. Notes
7.750%	10/15/20		B1		30	30,975
7.750%	10/01/21		B1		500	516,250
Gtd. Notes, 144A
7.750%	10/01/21		B1		175	180,687

						38,801,044

Transportation — 0.2%
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
7.210%(c)	04/27/16		NR	NOK	250	42,234
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		A3		88	79,363
4.450%	03/15/43		A3		140	127,353
5.400%	06/01/41		A3		115	119,694
5.750%	03/15/18		A3		600	691,477
5.750%	05/01/40		A3		1,055	1,150,585
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.125%	10/15/31		Baa3		150	181,697
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44	(a)	Baa2		155	131,333
4.250%	06/01/21		Baa2		65	68,979
4.750%	05/30/42		Baa2		265	252,936
6.250%	04/01/15		Baa2		90	97,237
7.375%	02/01/19		Baa2		100	122,828
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands),
Gtd. Notes
9.250%	04/15/19		B3		387	416,025

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.,
Sr. Notes, PIK, 144A
10.000%	02/15/18	Caa2		30	$29,700
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23	Baa1		342	320,134
4.800%	08/15/43	Baa1		405	393,587
5.590%	05/17/25	Baa1		74	83,836
6.000%	05/23/2111	Baa1		216	234,592
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17	Baa1		111	112,100
3.500%	06/01/17	Baa1		516	539,654
3.600%	03/01/16	Baa1		82	86,114
Teekay Corp. (Marshall Islands),
Sr. Unsec’d. Notes
8.500%	01/15/20	B2		25	26,750
Ultrapetrol Bahamas Ltd. (Bahamas),
Mortgage, 144A
8.875%	06/15/21	B3		13	13,634
Sr. Sec’d. Notes, 144A
8.875%	06/15/21	B3		160	168,800
Union Pacific Corp.,
Sr. Unsec’d. Notes, 144A
4.821%	02/01/44	Baa1		246	248,710
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22	Aa3		71	66,351
Watco Cos LLC/Watco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	B3		56	55,440

					5,861,143

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	Baa1		46	41,924
6.085%	10/15/17	Baa1		200	230,753

					272,677

TOTAL CORPORATE BONDS (cost $517,567,849)					517,533,371

FOREIGN GOVERNMENT BONDS — 1.6%
Bundesobligation (Germany),
Bonds
0.250%	04/13/18	Aaa	EUR	9,528	12,645,952
Bundesrepublik Deutschland (Germany),
Bonds
4.250%	07/04/18	Aaa	EUR	3,750	5,924,978
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, RegS
2.750%	07/04/28	Aaa	EUR	4,050	5,607,364
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.250%	10/19/15	Aaa		13,000	13,198,900
France Government Bond OAT (France),
Bonds
1.000%	05/25/18	Aa1	EUR	3,400	4,586,766

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	Baa1		740	$735,375
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		302	273,310
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.950%	05/26/15	Aa2		300	302,290
2.700%	06/16/15	Aa2		350	363,108
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26	A+(d)		120	149,717
United Kingdom Gilt (United Kingdom),
Bonds
1.250%	07/22/18	Aa1	GBP	3,000	4,792,851

TOTAL FOREIGN GOVERNMENT BONDS (cost $47,460,510)					48,580,611

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	A1		175	207,172
State of California,
General Obligation Unlimited
7.300%	10/01/39	A1		180	226,894

					434,066

New York
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40	AAA(d)		150	162,427
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3		325	273,887
5.647%	11/01/40	Aa3		220	239,261

					675,575

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50	A3		150	180,845

TOTAL MUNICIPAL BONDS (cost $1,300,934)					1,290,486

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.1%
ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.500%	08/25/18	AA+(d)		81	82,690
Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33	A+(d)		229	230,072
Series 2005-J6, Class 2A1
5.500%	07/25/25	Caa1		53	52,984
American Home Mortgage Assets LLC,
Series 2006-2, Class 2A1
0.369%(c)	09/25/46	Caa2		597	396,916
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	Baa2		389	401,353

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-7, Class 2A4
5.000%	09/25/18	Ba2	335	$342,482
Series 2003-11, Class 2A1
6.000%	01/25/34	Baa2	306	320,275
Series 2004-1, Class 1A1
6.000%	02/25/34	Ba1	251	257,658
Series 2004-6, Class 4A1
5.000%	07/25/19	Ba3	339	345,912
Series 2004-7, Class 3A1
6.000%	08/25/34	BBB(d)	328	332,145
Banc of America Funding Corp.,
Series 2005-7, Class 30PO, PO
7.110%(s)	11/25/35	B3	95	73,981
Series 2006-1, Class 2A1
5.500%	01/25/36	Caa2	51	50,291
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	BBB+(d)	627	663,958
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	AA+(d)	560	576,337
Series 2004-5, Class 3A3
5.000%	06/25/19	AA+(d)	326	336,672
Series 2004-C, Class 2A1
2.910%(c)	04/25/34	BBB+(d)	404	405,240
Series 2004-D, Class 2A1
2.867%(c)	05/25/34	BBB(d)	10	9,734
Series 2004-D, Class 2A2
2.867%(c)	05/25/34	BBB(d)	80	77,872
Series 2005-10, Class 1A13
5.500%	11/25/35	B3	18	18,196
Series 2005-E, Class 2A6
2.799%(c)	06/25/35	B2	45	44,885
Series 2007-3, Class 1A1
6.000%	09/25/37	NR	345	315,900
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.514%(c)	07/25/33	Baa1	223	221,610
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	Ba3	296	297,147
Chase Mortgage Finance Corp.,
Series 2003-S13, Class A2
5.000%	11/25/33	A+(d)	235	246,202
Series 2006-S2, Class 1A9
6.250%	10/25/36	Caa2	404	362,671
Series 2007-A2, Class 2A1
2.841%(c)	07/25/37	B+(d)	901	900,359
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	CCC(d)	656	663,671
Citicorp Mortgage Securities, Inc.,
Series 2006-5, Class 1A3
6.000%	10/25/36	Caa2	206	208,210
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	BBB+(d)	260	266,863
Series 2005-2, Class 2A11

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.500%	05/25/35	Ba1	308	$310,170
Series 2006-4, Class 1A1
5.500%	12/25/20	B3	103	100,847
Series 2008-AR4, Class 1A1A, 144A
2.910%(c)	11/25/38	NR	441	447,169
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	NR	275	277,784
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	NR	211	216,942
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	Caa2	554	490,617
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	A+(d)	405	418,247
Series 2004-4, Class A13
5.250%	05/25/34	Baa3	542	548,015
Series 2004-5, Class 2A9
5.250%	05/25/34	Baa2	682	701,140
Series 2005-10, Class A1
5.500%	05/25/35	B2	4	3,741
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.563%(c)	10/25/33	Baa1	249	233,849
Series 2004-AR3, Class 6M1
1.279%(c)	04/25/34	Aa2	137	135,469
Series 2004-AR5, Class 7A2
2.645%(c)	06/25/34	B1	218	215,714
Series 2005-5, Class 1A1
5.000%	07/25/20	Caa1	258	258,699
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 2A1
5.670%(c)	02/25/20	B2	50	51,589
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	Aaa	989	1,176,594
Series 2002-T1, Class A2
7.000%	11/25/31	Aaa	677	803,999
Series 2002-T4, Class A2
7.000%	12/25/41	Aaa	733	833,783
Series 2004-T1, Class 1A1
6.000%	01/25/44	Aaa	712	752,995
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.792%(s)	12/01/24	Aaa	397	384,176
Series 369, Class 12, IO
5.500%(c)	05/01/36	Aaa	1,586	247,670
Series 383, Class 60, IO
6.500%	10/01/37	Aaa	437	69,684
Series 417, Class C11, IO
2.500%	02/25/28	Aaa	8,108	784,724
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	Aaa	470	519,746
Series 1993-136, Class ZB
6.792%(c)	07/25/23	Aaa	309	347,242
Series 1993-141, Class Z
7.000%	08/25/23	Aaa	320	361,621

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 1993-147, Class Z
7.000%	08/25/23	Aaa	283	$322,137
Series 1994-29, Class Z
6.500%	02/25/24	Aaa	501	575,727
Series 1996-4, Class SA, IO
8.321%(c)	02/25/24	Aaa	127	25,330
Series 1997-33, Class PA
8.500%	06/18/27	Aaa	556	656,558
Series 1997-57, Class PN
5.000%	09/18/27	Aaa	349	378,644
Series 2001-16, Class Z
6.000%	05/25/31	Aaa	531	593,324
Series 2001-81, Class HE
6.500%	01/25/32	Aaa	730	815,833
Series 2002-14, Class A1
7.000%	01/25/42	Aaa	1,353	1,557,279
Series 2002-26, Class A2
7.500%	01/25/48	Aaa	663	792,942
Series 2002-82, Class PE
6.000%	12/25/32	Aaa	781	844,427
Series 2002-86, Class PG
6.000%	12/25/32	Aaa	1,550	1,755,440
Series 2002-90, Class A2
6.500%	11/25/42	Aaa	315	361,278
Series 2003-18, Class A1
6.500%	12/25/42	Aaa	517	584,900
Series 2003-21, Class OU
5.500%	03/25/33	Aaa	237	261,800
Series 2003-24, Class MZ
5.500%	04/25/33	Aaa	978	1,072,372
Series 2003-48, Class GH
5.500%	06/25/33	Aaa	2,960	3,283,889
Series 2003-64, Class KF
0.683%(c)	07/25/18	Aaa	302	304,076
Series 2003-81, Class FC
0.579%(c)	08/25/17	Aaa	150	150,137
Series 2003-86, Class OE
5.000%	03/25/32	Aaa	54	55,288
Series 2003-122, Class KA
4.500%	12/25/18	Aaa	13	12,944
Series 2004-36, Class SA
19.033%(c)	05/25/34	Aaa	182	250,227
Series 2004-45, Class ZL
6.000%	10/25/32	Aaa	788	882,205
Series 2004-52, Class SX, IO
6.871%(c)	09/25/32	Aaa	18	1,160
Series 2004-60, Class PA
5.500%	04/25/34	Aaa	305	331,041
Series 2004-61, Class NS, IO
7.521%(c)	08/25/34	Aaa	47	8,602
Series 2004-68, Class LC
5.000%	09/25/29	Aaa	757	803,016
Series 2004-72, Class S, IO
6.321%(c)	09/25/34	Aaa	124	19,174
Series 2004-92, Class SQ, IO
6.471%(c)	05/25/34	Aaa	84	13,779
Series 2004-101, Class HD
5.000%	01/25/20	Aaa	781	827,751

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-13, Class AS, IO
5.921%(c)	03/25/35	Aaa	52	$9,117
Series 2005-14, Class ME
5.000%	10/25/33	Aaa	114	118,459
Series 2005-22, Class DA
5.500%	12/25/34	Aaa	278	302,745
Series 2005-23, Class SG, IO
6.521%(c)	04/25/35	Aaa	129	22,150
Series 2005-30, Class UG
5.000%	04/25/35	Aaa	625	687,697
Series 2005-57, Class DI, IO
6.521%(c)	03/25/35	Aaa	113	12,259
Series 2005-57, Class NK
21.285%(c)	07/25/35	Aaa	107	158,519
Series 2005-74, Class SE, IO
5.921%(c)	09/25/35	Aaa	373	72,379
Series 2005-82, Class SY, IO
6.551%(c)	09/25/35	Aaa	240	43,454
Series 2005-84, Class XM
5.750%	10/25/35	Aaa	290	318,999
Series 2005-87, Class PE
5.000%	12/25/33	Aaa	1,006	1,034,217
Series 2005-87, Class QZ
5.000%	10/25/35	Aaa	719	784,431
Series 2005-97, Class PO, PO
0.979%(s)	11/25/35	Aaa	1,143	1,101,459
Series 2005-102, Class PG
5.000%	11/25/35	Aaa	1,500	1,631,481
Series 2005-110, Class GL
5.500%	12/25/35	Aaa	562	624,071
Series 2006-2, Class LY
8.000%(c)	12/25/35	Aaa	52	54,958
Series 2006-3, Class SB, IO
6.521%(c)	07/25/35	Aaa	126	19,588
Series 2006-9, Class KZ
6.000%	03/25/36	Aaa	1,309	1,426,937
Series 2006-20, Class IB, IO
6.411%(c)	04/25/36	Aaa	1,017	152,285
Series 2006-23, Class NS
9.000%(c)	04/25/36	Aaa	59	62,443
Series 2006-45, Class NW
5.500%	01/25/35	Aaa	460	474,830
Series 2006-48, Class ND
6.250%	03/25/36	Aaa	289	299,799
Series 2006-56, Class SA, IO
5.311%(c)	11/25/35	Aaa	155	18,757
Series 2006-58, Class SI, IO
6.361%(c)	07/25/36	Aaa	453	64,723
Series 2006-60, Class CO, PO
0.175%(s)	06/25/35	Aaa	397	394,618
Series 2006-65, Class TE
5.500%	05/25/35	Aaa	479	500,601
Series 2006-70, Class JI, IO
6.421%(c)	06/25/36	Aaa	152	24,195
Series 2006-72, Class XI, IO
6.321%(c)	08/25/36	Aaa	36	4,812
Series 2006-77, Class PC
6.500%	08/25/36	Aaa	648	730,824

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-106, Class CS, IO
6.411%(c)	11/25/36	Aaa	50	$8,586
Series 2006-108, Class S, IO
7.021%(c)	11/25/36	Aaa	67	13,070
Series 2006-109, Class SG, IO
6.451%(c)	11/25/36	Aaa	79	13,559
Series 2006-124, Class SI, IO
6.096%(c)	01/25/37	Aaa	147	25,637
Series 2006-125, Class SA, IO
6.541%(c)	01/25/37	Aaa	168	25,724
Series 2007-33, Class SD, IO
5.931%(c)	04/25/37	Aaa	384	78,159
Series 2007-37, Class SA, IO
5.941%(c)	05/25/37	Aaa	101	12,871
Series 2007-44, Class HE, IO
6.241%(c)	05/25/37	Aaa	184	27,315
Series 2007-46, Class PA
6.000%	04/25/37	Aaa	452	507,424
Series 2007-58, Class SV, IO
6.571%(c)	06/25/37	Aaa	1,178	164,568
Series 2007-77, Class TC
5.500%	09/25/34	Aaa	64	64,210
Series 2007-88, Class MI, IO
6.341%(c)	09/25/37	Aaa	56	8,346
Series 2007-88, Class XI, IO
6.361%(c)	06/25/37	Aaa	20	2,712
Series 2007-91, Class AS, IO
6.221%(c)	10/25/37	Aaa	206	35,632
Series 2007-100, Class ND
5.750%	10/25/35	Aaa	175	181,149
Series 2007-102, Class SA, IO
6.221%(c)	11/25/37	Aaa	2,515	354,426
Series 2007-109, Class GI, IO
5.891%(c)	12/25/37	Aaa	45	9,026
Series 2008-2, Class SA, IO
6.091%(c)	02/25/38	Aaa	338	69,655
Series 2008-28, Class SQ, IO
5.901%(c)	04/25/38	Aaa	199	26,146
Series 2008-34, Class GS, IO
6.271%(c)	05/25/38	Aaa	80	9,587
Series 2008-41, Class S, IO
6.621%(c)	11/25/36	Aaa	60	9,753
Series 2008-68, Class VK
5.500%	03/25/27	Aaa	935	966,779
Series 2008-91, Class SI, IO
5.821%(c)	03/25/38	Aaa	2,104	245,806
Series 2008-92, Class SA, IO
6.271%(c)	12/25/38	Aaa	558	124,174
Series 2008-95, Class AI, IO
5.000%	12/25/23	Aaa	492	32,457
Series 2009-15, Class SA, IO
6.021%(c)	03/25/24	Aaa	732	76,200
Series 2009-62, Class WA
5.563%(c)	08/25/39	Aaa	1,525	1,653,817
Series 2009-65, Class MB
4.000%	10/25/37	Aaa	14	14,182
Series 2009-87, Class SG, IO
6.071%(c)	11/25/39	Aaa	660	99,569

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-106, Class EA
4.500%	03/25/34	Aaa	5	$4,941
Series 2009-110, Class SD, IO
6.071%(c)	01/25/40	Aaa	525	79,195
Series 2009-112, Class ST, IO
6.071%(c)	01/25/40	Aaa	2,425	306,494
Series 2009-112, Class SW, IO
6.071%(c)	01/25/40	Aaa	1,594	201,500
Series 2010-10, Class NT
5.000%	02/25/40	Aaa	1,290	1,421,181
Series 2010-19, Class MV
5.000%	02/25/21	Aaa	981	1,073,899
Series 2010-34, Class JD
3.000%	09/25/37	Aaa	7	7,125
Series 2010-35, Class SB, IO
6.241%(c)	04/25/40	Aaa	973	130,318
Series 2010-43, Class CI, IO
4.500%	02/25/25	Aaa	668	57,712
Series 2010-49, Class SC
12.302%(c)	03/25/40	Aaa	376	450,504
Series 2010-54, Class PA
4.500%	04/25/39	Aaa	130	132,747
Series 2010-64, Class DM
5.000%	06/25/40	Aaa	616	676,001
Series 2010-79, Class NA
4.500%	05/25/36	Aaa	179	180,762
Series 2010-102, Class S, IO
6.371%(c)	09/25/40	Aaa	155	32,853
Series 2010-107, Class PS, IO
6.451%(c)	06/25/40	Aaa	761	109,935
Series 2010-107, Class SP, IO
6.471%(c)	06/25/40	Aaa	283	39,583
Series 2010-131, Class SA, IO
6.421%(c)	11/25/40	Aaa	568	96,630
Series 2010-139, Class SA, IO
5.851%(c)	12/25/40	Aaa	836	127,751
Series 2010-156, Class BA
4.000%	10/25/31	Aaa	91	92,977
Series 2011-8, Class AK
4.000%	09/25/35	Aaa	172	172,870
Series 2011-18, Class UA
4.000%	08/25/38	Aaa	355	367,707
Series 2011-22, Class MA
6.500%	04/25/38	Aaa	679	769,871
Series 2011-39, Class ZA
6.000%	11/25/32	Aaa	901	1,006,761
Series 2011-40, Class LJ
4.500%	01/25/34	Aaa	17	17,184
Series 2011-52, Class GB
5.000%	06/25/41	Aaa	920	1,009,623
Series 2011-52, Class KB
5.500%	06/25/41	Aaa	1,535	1,727,071
Series 2011-70, Class CL
3.000%	08/25/26	Aaa	30	30,923
Series 2011-86, Class KS, IO
5.771%(c)	09/25/41	Aaa	582	70,887
Series 2011-93, Class ES, IO
6.321%(c)	09/25/41	Aaa	182	25,982

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-101, Class SC, IO
6.321%(c)	10/25/40	Aaa	371	$69,449
Series 2011-118, Class CS, IO
6.321%(c)	10/25/39	Aaa	313	48,954
Series 2011-124, Class DS, IO
6.371%(c)	08/25/40	Aaa	216	39,230
Series 2011-145, Class PS, IO
6.431%(c)	04/25/30	Aaa	955	164,880
Series 2012-11, Class PN
4.000%	11/25/40	Aaa	10	9,679
Series 2012-14, Class LS, IO
6.321%(c)	03/25/42	Aaa	161	31,988
Series 2012-17, Class JS, IO
6.471%(c)	11/25/30	Aaa	603	98,910
Series 2012-24, Class S, IO
5.321%(c)	05/25/30	Aaa	226	29,149
Series 2012-30, Class MS, IO
6.271%(c)	04/25/42	Aaa	671	130,323
Series 2012-36, Class SB, IO
6.271%(c)	04/25/42	Aaa	574	151,042
Series 2012-36, Class SN, IO
6.271%(c)	04/25/42	Aaa	588	172,923
Series 2012-42, Class PS, IO
6.401%(c)	08/25/41	Aaa	270	39,256
Series 2012-58, Class SM, IO
6.321%(c)	06/25/42	Aaa	815	152,846
Series 2012-73, Class LS, IO
5.871%(c)	06/25/39	Aaa	1,336	260,277
Series 2012-74, Class AS, IO
5.871%(c)	03/25/39	Aaa	829	157,800
Series 2012-83, Class LS, IO
5.221%(c)	08/25/42	Aaa	469	81,247
Series 2012-84, Class QS, IO
6.471%(c)	09/25/31	Aaa	204	44,642
Series 2012-115, Class DS, IO
5.921%(c)	10/25/42	Aaa	1,082	220,560
Series 2012-132, Class US
11.790%(c)	12/25/42	Aaa	118	119,373
Series 2012-137, Class SN, IO
5.921%(c)	12/25/42	Aaa	617	120,991
Series 2012-145, Class IM, IO
4.500%	01/25/43	Aaa	108	21,691
Series 2012-147, Class SA, IO
5.921%(c)	01/25/43	Aaa	369	80,621
Series 2013-2, Class S, IO
5.971%(c)	02/25/43	Aaa	568	120,596
Series 2013-4, Class AJ
3.500%	02/25/43	Aaa	1,465	1,498,184
Series 2013-5, Class EZ
2.000%	08/25/42	Aaa	180	148,384
Series 2013-29, Class QZ
4.000%	04/25/43	Aaa	137	129,530
Series 2013-33, Class DZ
3.500%	08/25/42	Aaa	55	50,675
Series 2013-33, Class YZ
3.000%	04/25/43	Aaa	116	98,828
Series 2013-83, Class CA
3.500%	10/25/37	Aaa	1,797	1,876,113

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-96, Class YA
3.500%	09/25/38	Aaa	2,333	$2,423,584
Series 2013-M7, Class A2
2.280%	01/25/23	Aaa	1,465	1,348,251
Series G93-17, Class S, IO
8.821%(c)	04/25/23	Aaa	440	93,063
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	Aaa	573	647,706
Series 2001-W3, Class A
7.000%(c)	09/25/41	Aaa	663	759,234
Series 2002-W6, Class 2A1
6.516%(c)	06/25/42	Aaa	364	410,340
Series 2003-W2, Class 2A9
5.900%	07/25/42	Aaa	233	261,258
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	527	548,392
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	1,850	1,932,080
Series 2003-W6, Class 3A
6.500%	09/25/42	Aaa	444	508,296
Series 2003-W10, Class 3A5
4.299%	06/25/43	Aaa	1,957	2,110,036
Series 2003-W12, Class 2A7
4.680%	06/25/43	Aaa	529	570,538
Series 2004-W2, Class 2A2
7.000%	02/25/44	Aaa	516	602,363
Series 2004-W2, Class 5A
7.500%	03/25/44	Aaa	602	709,716
Series 2004-W6, Class 3A4
6.500%	07/25/34	Aaa	1,016	1,119,363
Series 2004-W8, Class 2A
6.500%	06/25/44	Aaa	588	681,828
Series 2004-W11, Class 1A1
6.000%	05/25/44	Aaa	2,200	2,596,934
Series 2004-W12, Class 1A2
6.500%	07/25/44	Aaa	1,341	1,539,278
Series 2005-W1, Class 1A2
6.500%	10/25/44	Aaa	457	542,233
Series 2005-W4, Class 1A1
6.000%	08/25/35	Aaa	382	431,943
Series 2007-W7, Class 2A2, IO
6.351%(c)	07/25/37	Aaa	86	16,430
Series 2007-W10, Class 2A
6.288%(c)	08/25/47	Aaa	608	693,480
Series 2009-W1, Class A2
6.000%	12/25/49	Aaa	1,113	1,277,158
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	Aaa	924	1,071,651
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	Aaa	579	643,643
First Horizon Mortgage Pass-Through Trust,
Series 2003-7, Class 2A1
4.500%	09/25/18	Baa1	63	65,008
Series 2003-AR3, Class 3A1
2.565%(c)	09/25/33	A+(d)	847	837,730

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS,
Series 1049, Class S
38.569%(c)	02/15/21	Aaa	16	$29,793
Series 1621, Class J
6.400%	11/15/23	Aaa	170	189,943
Series 1630, Class PK
6.000%	11/15/23	Aaa	464	518,675
Series 1675, Class KZ
6.500%	02/15/24	Aaa	424	471,819
Series 1680, Class PK
6.500%	02/15/24	Aaa	516	574,855
Series 1695, Class EB
7.000%	03/15/24	Aaa	579	663,634
Series 1980, Class Z
7.000%	07/15/27	Aaa	630	725,046
Series 2013-27, Class UZ
3.000%	04/25/43	Aaa	453	390,170
Series 2013-31, Class NZ
3.000%	04/25/43	Aaa	204	174,468
Series 2353, Class KZ
6.500%	09/15/31	Aaa	734	825,606
Series 2378, Class PE
5.500%	11/15/16	Aaa	210	218,662
Series 2535, Class AW
5.500%	12/15/32	Aaa	379	419,214
Series 2557, Class HL
5.300%	01/15/33	Aaa	1,955	2,113,036
Series 2595, Class DC
5.000%	04/15/23	Aaa	1,295	1,406,272
Series 2595, Class GC
5.500%	04/15/23	Aaa	498	548,417
Series 2600, Class MD
5.500%	06/15/32	Aaa	63	63,508
Series 2611, Class TM
10.000%(c)	05/15/33	Aaa	102	119,543
Series 2626, Class JC
5.000%	06/15/23	Aaa	1,605	1,759,486
Series 2628, Class AB
4.500%	06/15/18	Aaa	208	219,005
Series 2630, Class FL
0.682%(c)	06/15/18	Aaa	233	234,449
Series 2643, Class SA
44.315%(c)	03/15/32	Aaa	71	173,266
Series 2649, Class VB
5.500%	10/15/22	Aaa	287	291,059
Series 2661, Class FG
0.632%(c)	03/15/17	Aaa	105	104,829
Series 2684, Class PO, PO
0.864%(s)	01/15/33	Aaa	311	309,148
Series 2691, Class VU
5.500%	08/15/23	Aaa	939	979,355
Series 2694, Class QH
4.500%	03/15/32	Aaa	41	41,743
Series 2707, Class KJ
5.000%	11/15/18	Aaa	76	79,979
Series 2764, Class UG
5.000%	03/15/34	Aaa	1,360	1,495,185
Series 2793, Class PD

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.000%	12/15/32	Aaa	560	$579,094
Series 2832, Class PE
5.500%	01/15/33	Aaa	109	110,221
Series 2862, Class GB
5.000%	09/15/24	Aaa	504	546,716
Series 2864, Class NB
5.500%	07/15/33	Aaa	1,235	1,346,779
Series 2885, Class LZ
6.000%	11/15/34	Aaa	1,052	1,234,101
Series 2893, Class PE
5.000%	11/15/34	Aaa	915	1,000,849
Series 2901, Class VU
5.000%	06/15/18	Aaa	1,070	1,118,082
Series 2906, Class SW, IO
6.518%(c)	11/15/34	Aaa	59	3,708
Series 2922, Class SU
13.935%(c)	02/15/35	Aaa	140	178,658
Series 2980, Class QA
6.000%	05/15/35	Aaa	1,006	1,121,188
Series 2990, Class SR, IO
6.468%(c)	03/15/35	Aaa	1,931	302,903
Series 3005, Class ED
5.000%	07/15/25	Aaa	963	1,063,212
Series 3017, Class OC, PO
1.187%(s)	08/15/25	Aaa	431	422,430
Series 3045, Class DI, IO
6.548%(c)	10/15/35	Aaa	592	98,283
Series 3080, Class VB
5.000%	06/15/25	Aaa	998	1,031,977
Series 3126, Class AO, PO
2.420%(s)	03/15/36	Aaa	449	424,098
Series 3155, Class PS, IO
6.968%(c)	05/15/36	Aaa	200	26,708
Series 3171, Class OJ, PO
1.170%(s)	06/15/36	Aaa	15	11,777
Series 3187, Class Z
5.000%	07/15/36	Aaa	1,814	1,979,822
Series 3201, Class IN, IO
6.068%(c)	08/15/36	Aaa	1,962	236,122
Series 3218, Class AS, IO
6.398%(c)	09/15/36	Aaa	70	12,547
Series 3218, Class HS, IO
7.018%(c)	09/15/26	Aaa	1,094	160,146
Series 3236, Class IS, IO
6.468%(c)	11/15/36	Aaa	98	14,345
Series 3237, Class BO, PO
1.842%(s)	11/15/36	Aaa	556	454,101
Series 3240, Class S, IO
6.438%(c)	11/15/36	Aaa	228	36,789
Series 3244, Class SB, IO
6.478%(c)	11/15/36	Aaa	69	14,085
Series 3279, Class SD, IO
6.248%(c)	02/15/37	Aaa	21	2,927
Series 3306, Class TB
2.932%(c)	04/15/37	Aaa	67	66,842
Series 3306, Class TC
2.392%(c)	04/15/37	Aaa	59	57,896
Series 3370, Class SH, IO

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.268%(c)	10/15/37	Aaa	33	$4,945
Series 3383, Class KB
5.500%	11/15/27	Aaa	1,140	1,306,132
Series 3385, Class SN, IO
5.818%(c)	11/15/37	Aaa	469	59,069
Series 3387, Class SB, IO
6.238%(c)	11/15/37	Aaa	199	31,131
Series 3405, Class PE
5.000%	01/15/38	Aaa	975	1,071,588
Series 3564, Class JA
4.000%	01/15/18	Aaa	251	261,493
Series 3593, Class SL, IO
6.218%(c)	11/15/24	Aaa	1,075	115,422
Series 3605, Class NC
5.500%	06/15/37	Aaa	955	1,066,404
Series 3609, Class SA, IO
6.158%(c)	12/15/39	Aaa	1,933	324,214
Series 3628, Class A
5.000%	06/15/38	Aaa	133	136,850
Series 3648, Class CY
4.500%	03/15/30	Aaa	1,400	1,499,541
Series 3656, Class LV
5.000%	05/15/21	Aaa	1,323	1,409,053
Series 3662, Class PJ
5.000%	04/15/40	Aaa	1,390	1,489,698
Series 3673, Class SA, IO
6.238%(c)	05/15/40	Aaa	67	8,390
Series 3677, Class PB
4.500%	05/15/40	Aaa	2,045	2,169,103
Series 3688, Class GT
7.181%(c)	11/15/46	Aaa	498	605,002
Series 3692, Class PS, IO
6.418%(c)	05/15/38	Aaa	154	19,315
Series 3737, Class LI, IO
4.500%	05/15/24	Aaa	337	31,381
Series 3739, Class MC
4.000%	11/15/38	Aaa	1,270	1,298,011
Series 3740, Class SB, IO
5.818%(c)	10/15/40	Aaa	1,032	183,430
Series 3747, Class HI, IO
4.500%	07/15/37	Aaa	926	96,592
Series 3751, Class MI, IO
4.000%	02/15/34	Aaa	119	2,378
Series 3784, Class S, IO
6.418%(c)	07/15/23	Aaa	1,681	232,384
Series 3819, Class SH, IO
6.288%(c)	06/15/40	Aaa	301	42,622
Series 3827, Class H
4.000%	09/15/37	Aaa	116	118,018
Series 3835, Class KA
4.000%	05/15/37	Aaa	214	221,109
Series 3845, Class KP
4.000%	04/15/38	Aaa	175	178,416
Series 3852, Class QN
5.500%(c)	05/15/41	Aaa	720	766,538
Series 3852, Class TP
5.500%(c)	05/15/41	Aaa	802	864,095
Series 3855, Class HI, IO

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.000%	02/15/26	Aaa	1,719	$150,336
Series 3859, Class JB
5.000%	05/15/41	Aaa	1,350	1,458,504
Series 3877, Class EL
4.000%	08/15/38	Aaa	69	69,684
Series 3877, Class EM
4.000%	08/15/38	Aaa	23	23,664
Series 3884, Class AD
4.000%	08/15/38	Aaa	248	252,525
Series 3907, Class ST, IO
6.318%(c)	08/15/41	Aaa	409	75,936
Series 3939, Class JA
4.000%	12/15/37	Aaa	26	26,436
Series 3960, Class SJ, IO
6.468%(c)	08/15/40	Aaa	157	28,570
Series 3973, Class SG, IO
6.468%(c)	04/15/30	Aaa	322	50,036
Series 3976, Class AI, IO
3.500%	08/15/29	Aaa	98	10,288
Series 3984, Class NS, IO
6.418%(c)	01/15/40	Aaa	279	41,248
Series 3989, Class SJ, IO
5.768%(c)	01/15/42	Aaa	378	72,656
Series 3997, Class HS, IO
6.368%(c)	03/15/38	Aaa	552	104,268
Series 4001, Class SD, IO
7.018%(c)	02/15/36	Aaa	191	30,236
Series 4010, Class JS, IO
6.418%(c)	03/15/32	Aaa	118	23,316
Series 4013, Class SB, IO
6.268%(c)	03/15/42	Aaa	183	40,037
Series 4019, Class SC, IO
6.268%(c)	03/15/42	Aaa	822	173,838
Series 4027, Class SW, IO
5.738%(c)	04/15/42	Aaa	565	100,806
Series 4030, Class IL, IO
3.500%	04/15/27	Aaa	6,666	835,686
Series 4047, Class SC, IO
6.518%(c)	04/15/31	Aaa	434	80,387
Series 4057, Class SA, IO
5.868%(c)	04/15/39	Aaa	3,060	568,029
Series 4059, Class SP, IO
6.368%(c)	06/15/42	Aaa	1,407	297,912
Series 4061, Class HS, IO
6.518%(c)	08/15/31	Aaa	253	45,710
Series 4061, Class SA, IO
6.368%(c)	06/15/42	Aaa	625	125,720
Series 4077, Class SM, IO
6.518%(c)	08/15/40	Aaa	177	36,751
Series 4080, Class SA, IO
5.818%(c)	07/15/42	Aaa	238	50,706
Series 4084, Class GS, IO
5.868%(c)	04/15/39	Aaa	1,311	255,826
Series 4086, Class TS, IO
5.918%(c)	04/15/37	Aaa	473	85,395
Series 4097, Class SL, IO
5.968%(c)	06/15/41	Aaa	460	84,243
Series 4100, Class KJ

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.500%	08/15/42	Aaa	24	$23,784
Series 4104, Class SC, IO
5.868%(c)	09/15/42	Aaa	314	69,996
Series 4122, Class SJ, IO
5.968%(c)	12/15/40	Aaa	381	79,237
Series 4119, Class SC, IO
5.968%(c)	10/15/42	Aaa	1,076	228,877
Series 4132, Class SE, IO
6.018%(c)	12/15/40	Aaa	182	37,286
Series 4152, Class SG, IO
6.318%(c)	02/15/42	Aaa	1,173	251,974
Series 4165, Class ZA
3.500%	02/15/43	Aaa	32	30,863
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	Aaa	1,670	1,694,503
Series 304, Class C32, IO
3.000%	12/15/27	Aaa	4,818	573,228
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	A+(d)	273	271,261
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.818%(c)	06/16/32	Aaa	1,009	188,263
Series 2002-84, Class PH
6.000%	11/16/32	Aaa	1,665	1,879,419
Series 2003-25, Class PZ
5.500%	04/20/33	Aaa	1,063	1,185,370
Series 2003-28, Class TG
5.500%	05/20/32	Aaa	16	16,037
Series 2003-58, Class PC
5.000%	07/20/33	Aaa	1,793	2,017,991
Series 2003-86, Class ZC
4.500%	10/20/33	Aaa	841	888,575
Series 2004-19, Class KE
5.000%	03/16/34	Aaa	1,460	1,635,619
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	Aaa	8,549	142,243
Series 2004-30, Class UC
5.500%	02/20/34	Aaa	1,132	1,237,689
Series 2004-86, Class SP, IO
5.920%(c)	09/20/34	Aaa	1,776	213,170
Series 2004-88, Class ES, IO
5.920%(c)	06/17/34	Aaa	1,827	227,519
Series 2005-7, Class NL, IO
6.568%(c)	03/17/33	Aaa	23	3,414
Series 2005-30, Class WD
6.000%	07/20/33	Aaa	796	875,358
Series 2006-23, Class S, IO
6.320%(c)	01/20/36	Aaa	1,575	172,533
Series 2006-26, Class S, IO
6.320%(c)	06/20/36	Aaa	1,256	208,729
Series 2006-38, Class SG, IO
6.470%(c)	09/20/33	Aaa	1,510	94,622
Series 2007-16, Class KU, IO
6.470%(c)	04/20/37	Aaa	1,551	271,024
Series 2007-24, Class SA, IO
6.330%(c)	05/20/37	Aaa	3,201	539,892

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-35, Class TE
6.000%	06/20/37	Aaa	1,660	$1,916,553
Series 2007-53, Class GB
5.500%	10/20/33	Aaa	82	82,983
Series 2007-58, Class SD, IO
6.310%(c)	10/20/37	Aaa	1,961	329,579
Series 2007-59, Class SP, IO
6.490%(c)	04/20/37	Aaa	1,562	216,549
Series 2008-36, Class AY
5.000%	04/16/23	Aaa	530	597,800
Series 2008-47, Class ML
5.250%	06/16/38	Aaa	760	851,010
Series 2008-62, Class SA, IO
5.970%(c)	07/20/38	Aaa	915	126,309
Series 2008-73, Class SK, IO
6.560%(c)	08/20/38	Aaa	1,950	349,523
Series 2008-79, Class SA, IO
7.370%(c)	09/20/38	Aaa	1,031	163,916
Series 2009-6, Class CI, IO
6.500%	11/16/38	Aaa	525	77,972
Series 2009-16, Class SJ, IO
6.620%(c)	05/20/37	Aaa	2,050	358,275
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	Aaa	5,163	116,868
Series 2009-41, Class GS, IO
5.868%(c)	06/16/39	Aaa	90	11,649
Series 2009-65, Class LB
6.000%	07/16/39	Aaa	457	508,701
Series 2009-77, Class CS, IO
6.818%(c)	06/16/38	Aaa	2,492	333,717
Series 2009-81, Class A
5.750%	09/20/36	Aaa	510	570,564
Series 2009-83, Class TS, IO
5.920%(c)	08/20/39	Aaa	956	118,667
Series 2009-106, Class ST, IO
5.820%(c)	02/20/38	Aaa	1,634	199,553
Series 2009-106, Class XL, IO
6.570%(c)	06/20/37	Aaa	1,628	224,685
Series 2009-118, Class XU
5.000%	12/20/20	Aaa	750	835,472
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	Aaa	8,491	86,702
Series 2010-4, Class SB, IO
6.318%(c)	08/16/39	Aaa	2,374	282,645
Series 2010-14, Class AO, PO
2.725%(s)	12/20/32	Aaa	190	187,167
Series 2010-14, Class DO, PO
1.638%(s)	03/20/36	Aaa	202	201,359
Series 2010-14, Class EO, PO
0.053%(s)	06/16/33	Aaa	12	12,144
Series 2010-14, Class QP
6.000%	12/20/39	Aaa	277	294,497
Series 2010-31, Class SK, IO
5.920%(c)	11/20/34	Aaa	900	111,452
Series 2010-85, Class ID, IO
6.000%	09/20/39	Aaa	1,389	263,780
Series 2010-157, Class OP, PO
3.789%(s)	12/20/40	Aaa	1,153	965,598

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-75, Class GP
4.000%	05/20/41	Aaa	1,848	$1,933,306
Series 2012-93, Class MS, IO
6.470%(c)	07/20/42	Aaa	123	20,856
Series 2012-H31, Class FD
0.526%(c)	12/20/62	Aaa	1,729	1,700,720
Series 2013-H04, Class BA
1.650%	02/20/63	Aaa	1,590	1,551,454
Series 2013-H05, Class FB
0.586%(c)	02/20/62	Aaa	1,529	1,514,750
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.489%(c)	10/25/45	Caa3	509	359,441
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	AA+(d)	422	428,164
Series 2004-6F, Class 2A4
5.500%	05/25/34	A+(d)	407	431,109
Series 2004-11, Class 1A1
2.688%(c)	09/25/34	Ba3	199	182,601
Series 2006-3F, Class 2A7
5.750%	03/25/36	CC(d)	225	217,038
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.729%(c)	09/25/34	A1	850	844,068
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	Ba2	472	489,909
Series 2005-S2, Class 1A1
4.500%	08/25/20	A+(d)	19	18,769
Series 2005-S2, Class 4A3
5.500%	09/25/20	CC(d)	159	168,265
Series 2006-A2, Class 5A1
2.753%(c)	11/25/33	Baa1	135	134,571
Series 2006-A2, Class 5A3
2.753%(c)	11/25/33	Ba3	513	516,418
Series 2007-A1, Class 5A5
2.907%(c)	07/25/35	Ba3	259	262,624
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.865%(c)	08/26/35	AAA(d)	236	235,538
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	D(d)	65	64,753
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.578%(c)	08/25/34	Baa3	428	428,050
Series 2004-13, Class 3A7
2.623%(c)	11/21/34	Baa1	485	500,022
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	A+(d)	204	215,007
Series 2003-9, Class 5A1
4.500%	12/25/18	AA+(d)	447	459,454
Series 2004-1, Class 4A1
5.500%	02/25/34	A+(d)	201	210,430
Series 2004-3, Class 2A1
6.250%	04/25/34	Baa1	499	509,773

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-5, Class 3A1
5.750%	08/25/35	Caa3	138	$121,851
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	A+(d)	1,404	1,467,375
Series 2004-6, Class 3A1
5.250%	07/25/19	BB(d)	347	356,324
Series 2004-6, Class 4A1
5.000%	07/25/19	BB(d)	301	312,187
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	Baa3	352	370,786
Series 2006-3, Class 30PO, PO
14.679%(s)	10/25/36	CC(d)	346	242,030
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
0.819%(c)	10/25/28	Baa1	1,075	1,063,226
Series 2004-B, Class A1
0.679%(c)	05/25/29	Baa1	848	813,805
MLCC Mortgage Investors, Inc.,
Series 2004-HB1, Class A3
2.202%(c)	04/25/29	Ba3	283	277,145
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.705%(c)	03/25/33	Ba3	621	578,469
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.471%(c)	09/25/34	Ba1	426	413,538
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	Ba1	484	501,210
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	Baa1	288	298,910
Series 2004-CL1, Class 1A1
6.000%	02/25/34	AA+(d)	484	509,938
RAAC,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	Ba3	489	497,545
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	Ba3	135	138,389
Series 2003-QS20, Class A1
5.000%	11/25/18	Ba1	92	94,399
Series 2004-QS3, Class CB
5.000%	03/25/19	Baa3	355	367,308
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.605%(c)	12/25/34	Ba1	305	305,462
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	AA-(d)	295	298,206
Series 2006-S9, Class A1
6.250%	09/25/36	Caa2	175	159,506
Series 2006-S12, Class 2A2
6.000%	12/25/36	Caa1	198	198,511
Sequoia Mortgage Trust,
Series 2004-8, Class A2
0.833%(c)	09/20/34	Baa2	529	514,941

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-4, Class A1
2.325%(c)	04/25/43	Aaa	229	$200,622
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class B1, 144A
6.000%(c)	09/25/57	BBB(d)	350	355,053
Series 2012-2A, Class A, 144A
2.220%(c)	10/25/57	AAA(d)	624	631,726
Series 2012-2A, Class B1, 144A
6.000%(c)	10/25/57	BB(d)	250	249,687
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	AAA(d)	280	276,979
Series 2012-3A, Class M3, 144A
4.440%(c)	12/25/59	A-(d)	101	99,069
Series 2012-3A, Class M4, 144A
5.300%(c)	12/25/59	BBB(d)	79	78,490
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	AAA(d)	825	810,532
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	A-(d)	159	150,284
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	BBB(d)	100	91,286
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	BB(d)	100	95,107
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	AA(d)	1,107	1,067,044
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	A+(d)	1,075	1,031,430
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.886%(c)	06/25/34	Ba1	292	292,076
Series 2004-9XS, Class A
0.549%(c)	07/25/34	Ba1	2,030	1,924,542
Structured Agency Credit Risk Debt Notes,
Series 2013-DN1, Class M2
7.329%(c)	07/25/23	NR	250	262,109
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
0.881%(c)	03/19/34	Baa2	1,661	1,610,290
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.616%(c)	06/25/33	Baa3	169	168,455
Series 2003-26A, Class 3A5
2.449%(c)	09/25/33	Ba2	719	698,042
Series 2003-29, Class 1A1
4.750%	09/25/18	AA+(d)	242	247,389
Series 2004-7, Class 2A1
5.479%(c)	05/25/24	Ba2	325	337,222
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-32, Class 5A1
5.843%(c)	11/25/33	Baa2	169	176,166
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.919%(c)	09/25/44	Baa3	861	825,340
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	NR	388	452,885

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-S1, Class A5
5.500%	04/25/33	AA+(d)	416	$430,901
Series 2003-AR4, Class A7
2.370%(c)	05/25/33	Baa1	348	352,447
Series 2004-S3, Class 3A2
6.000%	07/25/34	Baa1	522	538,730
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-F, Class A1
2.490%(c)	06/25/33	BB+(d)	224	226,062
Series 2004-B, Class A1
4.855%(c)	02/25/34	Ba1	98	98,307
Series 2004-EE, Class 2A2
2.623%(c)	12/25/34	Baa2	576	582,769
Series 2004-O, Class A1
4.964%(c)	08/25/34	Ba3	399	407,196
Series 2005-16, Class A8
5.750%	01/25/36	Baa3	65	67,468
Series 2005-16, Class A16
5.750%	01/25/36	B1	31	30,626
Series 2005-AR9, Class 3A1
2.654%(c)	06/25/34	B1	432	428,197
Series 2006-3, Class A9
5.500%	03/25/36	B2	76	75,609
Series 2006-11, Class A8
6.000%	09/25/36	Caa2	167	161,356
Series 2006-17, Class A1
5.500%	11/25/21	B2	96	97,308
Series 2007-3, Class 3A1
5.500%	04/25/22	Ba3	26	26,765
Series 2007-7, Class A49
6.000%	06/25/37	NR	527	493,694
Series 2007-8, Class 2A8
6.000%	07/25/37	Caa1	319	304,314
Series 2007-11, Class A85
6.000%	08/25/37	Caa1	391	373,107
Series 2007-11, Class A96
6.000%	08/25/37	Caa1	47	44,486

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $206,492,041)				209,008,929

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Fannie Mae Principal Strip, Notes, MTN, PO
3.415%(s)	05/15/30		1,750	875,655
Federal Home Loan Mortgage Corp.
2.310%(c)	10/01/36		167	177,778
3.500%	09/01/32-04/01/33		7,803	8,022,622
4.000%	02/01/26-10/01/42		4,878	5,138,711
5.000%	11/01/23		917	970,804
5.500%	12/01/24-06/01/35		3,472	3,718,971
6.000%	12/01/23-12/01/36		2,562	2,806,271
6.500%	10/01/22-05/01/37		2,524	2,793,087
7.000%	09/01/36-11/01/37		1,858	2,064,714
8.000%	02/01/38		191	224,131

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	$1,467,978
1.735%	05/01/20	1,820	1,765,559
1.770%	02/01/20	2,566	2,534,263
2.010%	06/01/20	2,000	1,963,390
2.140%	04/01/19	1,700	1,712,433
2.180%	07/01/20	1,922	1,893,785
2.263%(s)	07/05/14	2,800	2,795,772
2.330%	01/01/23	1,960	1,844,844
2.340%	12/01/22	2,323	2,185,971
2.350%	05/01/23	1,486	1,392,639
2.370%	12/01/22	1,591	1,492,984
2.390%	12/01/22	2,130	2,014,801
2.490%	10/01/17	960	996,818
2.520%	05/01/23	2,000	1,854,487
2.570%	03/01/23	1,975	1,884,014
2.666%	12/01/22	1,773	1,710,829
2.710%	10/01/22	2,255	2,307,320
2.750%	03/01/22	1,307	1,326,312
2.960%	04/01/22	1,954	1,941,212
3.030%	12/01/21	1,780	1,783,745
3.380%	01/01/18	1,430	1,524,624
3.416%	10/01/20	1,201	1,256,534
3.460%(s)	06/01/17	1,675	1,593,010
3.500%	07/01/32-08/01/43	23,042	23,427,275
3.590%	10/01/20	1,400	1,470,627
3.738%	06/01/18	1,712	1,861,362
3.810%	01/01/19	1,308	1,394,502
4.000%	07/01/42-06/01/43	4,706	4,903,474
4.010%	08/01/21	1,723	1,836,157
4.340%	04/01/20	1,847	2,020,828
4.506%	06/01/19	2,530	2,790,820
5.000%	12/01/19-10/01/39	5,595	6,033,600
5.500%	01/01/19-01/01/38	1,671	1,800,112
6.000%	09/01/19-08/01/37	7,238	7,948,704
6.288%(c)	09/01/37	195	207,950
6.500%	09/01/22-10/01/38	2,360	2,608,264
7.000%	05/01/17-04/01/37	394	431,606
8.000%	12/01/36	1,646	1,862,491
Financing Corp. FICO Strip, Debs., PO
3.111%(s)	04/05/19	1,500	1,340,195
Government National Mortgage Assoc.
6.000%	09/20/36-03/20/41	1,679	1,825,057
6.500%	10/15/23-12/20/40	3,927	4,411,481
7.000%	10/20/38-12/20/38	849	967,452
7.500%	01/20/35	367	413,787
8.000%	05/20/32	1,046	1,187,014
Residual Funding Corp., Bonds, PO
3.577%(s)	07/15/20	2,400	2,037,670
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	885	890,239
5.880%	04/01/36	3,430	4,101,282
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	1,260	467,980

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $148,498,605)			146,275,997

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds
3.125%	05/15/21	(k)	90	$96,187
3.625%	08/15/43		807	797,669
4.500%	11/15/15-02/15/36		5,500	6,055,844
8.125%	05/15/21		5,000	7,132,810
U.S. Treasury Notes
0.250%	01/31/14	(k)	15,925	15,936,195
0.625%	04/30/18		360	349,931
1.000%	06/30/19		7,800	7,517,250
1.625%	08/15/22-11/15/22		12,597	11,733,863
2.500%	08/15/23		1,551	1,535,248
4.250%	11/15/17		4,000	4,510,312
8.750%	08/15/20	(a)	7,500	10,828,125
U.S. Treasury Strip
0.550%(s)	02/15/15	(a)	3,000	2,990,922
1.095%(s)	08/15/16		15,000	14,733,120
1.372%(s)	11/15/19	(a)	10,000	8,941,950
1.376%(s)	02/15/18	(a)	5,000	4,736,415
1.466%(s)	11/15/17		5,000	4,771,590
1.643%(s)	02/15/21		31,380	26,694,715
1.821%(s)	02/15/20	(a)	10,200	9,039,770
2.494%(s)	11/15/28	(a)	3,000	1,770,453
2.595%(s)	11/15/26	(a)	1,800	1,166,972
2.660%(s)	05/15/20	(a)	10,099	8,861,630
2.749%(s)	08/15/20	(a)	6,500	5,650,476
2.956%(s)	02/15/29	(a)	6,460	3,766,174
3.428%(s)	08/15/17		5,000	4,803,790
3.501%(s)	08/15/19		10,390	9,382,222
3.685%(s)	08/15/18	(a)	8,500	7,945,069
4.165%(s)	02/15/30	(a)	4,000	2,227,068
4.357%(s)	11/15/29	(a)	3,000	1,689,981
4.721%(s)	11/15/27	(a)	3,000	1,854,528

TOTAL U.S. TREASURY OBLIGATIONS
(cost $187,085,155) 187,520,279

TOTAL LONG-TERM INVESTMENTS
(cost $2,464,208,121)				2,687,915,004

			Shares	Value
SHORT-TERM INVESTMENTS — 16.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $473,180,734; includes $202,713,350 of cash collateral for securities on loan)(b)(w)			473,180,734	$473,180,734

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills
0.020%	11/14/13	(k)	40	39,999
0.025%	11/14/13	(k)	25	25,000
0.026%	11/14/13		15	15,000
0.027%	11/14/13	(k)	25	25,000
0.028%	11/14/13	(k)	80	79,999
0.035%	11/14/13	(k)	125	124,998
0.046%	11/14/13	(k)	20	20,000
0.060%	11/14/13	(k)	30	29,999
0.063%	11/14/13	(k)	75	74,999
0.065%	11/14/13	(k)	90	89,998
0.066%	11/14/13-01/23/14		365	364,992
0.005%	01/23/14	(k)	15	15,000
0.010%	01/23/14	(k)	115	114,997
0.061%	01/23/14		15	15,000

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,034,917)				1,034,981

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
1 Year Mid-Curve Option, expiring 06/30/14, Strike Price $99.25	Goldman Sachs & Co.	9	4,106

Put Options
Interest Rate Swap Options, Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, expiring 07/05/14	Citigroup Global Markets	35	21,646
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, expiring 07/10/14	Morgan Stanley	73	26,392
Pay a fixed rate of 2.24% and receive a floating rate based on 3-month LIBOR, expiring 03/07/15	Bank of America	696	22,818

			70,856

TOTAL OPTIONS PURCHASED
(cost $90,471)			74,962

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

		Value
TOTAL SHORT-TERM INVESTMENTS (cost $474,306,122)		$474,290,677

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 107.1% (cost $2,938,514,243)		3,162,205,681

	Shares
SECURITIES SOLD SHORT — (5.2)%
COMMON STOCKS — (5.1)%
Advertising — (0.1)%
Interpublic Group of Cos., Inc. (The)	35,945	(617,535)
Omnicom Group, Inc.	19,002	(1,205,487)

		(1,823,022)

Aerospace & Defense — (0.2)%
Boeing Co. (The)	11,558	(1,358,065)
Lockheed Martin Corp.	18,764	(2,393,348)
Raytheon Co.	16,679	(1,285,451)

		(5,036,864)

Agriculture — (0.1)%
Altria Group, Inc.	46,712	(1,604,557)

Auto Parts & Equipment
Autoliv, Inc. (Sweden)	6,382	(557,723)
Delphi Automotive PLC (United Kingdom)	4,800	(280,416)
Lear Corp.	3,800	(271,966)

		(1,110,105)

Automobile Manufacturers
Ford Motor Co.	70,639	(1,191,680)

Banks — (0.2)%
Bank of Hawaii Corp.	23,704	(1,290,683)
Bank of New York Mellon Corp. (The)	10,550	(318,505)
Cullen/Frost Bankers, Inc.	17,307	(1,221,009)
Fifth Third Bancorp	26,512	(478,276)
Northern Trust Corp.	10,507	(571,476)
Prosperity Bancshares, Inc.	6,712	(415,070)
Trustmark Corp.	12,361	(316,442)
U.S. Bancorp	14,680	(536,994)

		(5,148,455)

Beverages
Brown-Forman Corp. (Class B Stock)	15,048	(1,025,220)
Green Mountain Coffee Roasters, Inc.*	1,600	(120,528)

		(1,145,748)

Biotechnology — (0.1)%
Amgen, Inc.	11,772	(1,317,758)
Biogen Idec, Inc.*	1,000	(240,760)
United Therapeutics Corp.*	3,379	(266,434)

		(1,824,952)

Building Materials
Vulcan Materials Co.	2,229	(115,484)

Chemicals — (0.2)%
Cabot Corp.	16,352	(698,394)
Ecolab, Inc.	8,385	(828,103)
OM Group, Inc.*	21,029	(710,360)
Praxair, Inc.	15,852	(1,905,569)
Sigma-Aldrich Corp.	11,024	(940,347)
Valspar Corp. (The)	6,378	(404,557)

		(5,487,330)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Coal
CONSOL Energy, Inc.	13,278	$(446,805)

Commercial Banks — (0.1)%
BancorpSouth, Inc.	22,521	(449,069)
Commerce Bancshares, Inc.	18,720	(820,123)
First Horizon National Corp.	34,903	(383,584)
UMB Financial Corp.	22,175	(1,204,990)

		(2,857,766)

Commercial Services
Automatic Data Processing, Inc.	13,758	(995,804)
SAIC, Inc.	5,409	(246,218)

		(1,242,022)

Computers — (0.1)%
Apple, Inc.	700	(333,725)
International Business Machines Corp.	10,830	(2,005,499)
Seagate Technology PLC (Ireland)	9,775	(427,558)
Western Digital Corp.	5,784	(366,706)

		(3,133,488)

Containers & Packaging
Bemis Co., Inc.	4,900	(191,149)

Cosmetics/Personal Care
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,904	(1,531,090)

Distribution/Wholesale — (0.1)%
Fastenal Co.	31,475	(1,581,619)
Genuine Parts Co.	1,600	(129,424)

		(1,711,043)

Diversified Financial Services — (0.1)%
Ameriprise Financial, Inc.	2,300	(209,484)
BlackRock, Inc.	1,968	(532,580)
Discover Financial Services	7,254	(366,617)
Federated Investors, Inc. (Class B Stock)	10,290	(279,476)
Franklin Resources, Inc.	17,102	(864,506)
T. Rowe Price Group, Inc.	10,204	(733,974)

		(2,986,637)

Diversified Machinery — (0.1)%
Rockwell Automation, Inc.	16,194	(1,731,786)

Diversified Manufacturing — (0.2)%
3M Co.	5,100	(608,991)
Danaher Corp.	14,595	(1,011,725)
Dover Corp.	15,419	(1,385,089)
General Electric Co.	91,131	(2,177,120)
Illinois Tool Works, Inc.	11,674	(890,376)

		(6,073,301)

Electric — (0.3)%
Consolidated Edison, Inc.	19,473	(1,073,741)
Dominion Resources, Inc.	17,500	(1,093,400)
Duke Energy Corp.	15,900	(1,061,802)
Entergy Corp.	12,720	(803,777)
FirstEnergy Corp.	33,416	(1,218,013)
MDU Resources Group, Inc.	7,897	(220,879)
Public Service Enterprise Group, Inc.	24,025	(791,143)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electric (cont’d.)
Southern Co. (The)	34,599	$(1,424,787)
Wisconsin Energy Corp.	21,449	(866,111)

		(8,553,653)

Electronics — (0.1)%
Gentex Corp.	19,431	(497,239)
National Instruments Corp.	41,900	(1,295,967)
Trimble Navigation Ltd.*	24,700	(733,837)

		(2,527,043)

Environmental Control — (0.1)%
Stericycle, Inc.*	17,700	(2,042,580)

Financial–Bank & Trust
Valley National Bancorp	115,103	(1,145,275)

Foods — (0.1)%
Campbell Soup Co.	8,975	(365,372)
Hershey Co. (The)	22,424	(2,074,220)
Safeway, Inc.	14,559	(465,742)
Sysco Corp.	29,767	(947,484)
United Natural Foods, Inc.*	8,790	(590,864)

		(4,443,682)

Forest Products & Paper
MeadWestvaco Corp.	9,675	(371,327)

Healthcare Products — (0.3)%
Becton, Dickinson & Co.	3,808	(380,876)
C.R. Bard, Inc.	6,272	(722,534)
Cooper Cos., Inc. (The)	3,400	(440,946)
Edwards Lifesciences Corp.*	2,452	(170,733)
Hospira, Inc.*	21,406	(839,543)
Intuitive Surgical, Inc.*	4,000	(1,505,080)
Medtronic, Inc.	20,399	(1,086,247)
Varian Medical Systems, Inc.*	12,529	(936,292)
Zimmer Holdings, Inc.	19,518	(1,603,209)

		(7,685,460)

Healthcare Services — (0.1)%
Brookdale Senior Living, Inc.*	19,900	(523,370)
Laboratory Corp. of America Holdings*	6,614	(655,712)
Tenet Healthcare Corp.*	12,781	(526,449)
WellPoint, Inc.	9,258	(774,061)

		(2,479,592)

Home Furnishings
Harman International Industries, Inc.	3,000	(198,690)

Household Products/Wares
Church & Dwight Co., Inc.	22,311	(1,339,776)

Industrial Products
Ingersoll-Rand PLC (Ireland)	4,200	(272,748)

Insurance — (0.3)%
Allstate Corp. (The)	11,698	(591,334)
American International Group, Inc.	12,065	(586,721)
Arch Capital Group Ltd. (Bermuda)*	14,069	(761,555)
Assurant, Inc.	5,100	(275,910)
Chubb Corp. (The)	14,822	(1,323,012)
Principal Financial Group, Inc.	4,900	(209,818)
Progressive Corp. (The)	47,396	(1,290,593)
Torchmark Corp.	16,171	(1,169,972)
Travelers Cos., Inc. (The)	9,699	(822,184)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.	14,446	$(619,156)

		(7,650,255)

Internet Software & Services — (0.2)%
Amazon.com, Inc.*	2,930	(916,035)
AOL, Inc.	18,633	(644,329)
Facebook, Inc. (Class A Stock)*	7,200	(361,728)
Google, Inc. (Class A Stock)*	800	(700,728)
Groupon, Inc.*	31,754	(355,962)
NetFlix, Inc.*	5,403	(1,670,662)
Rackspace Hosting, Inc.*	19,700	(1,039,372)

		(5,688,816)

Iron/Steel — (0.1)%
Cliffs Natural Resources, Inc.	67,659	(1,387,010)
Nucor Corp.	15,055	(737,996)
Vale SA (Brazil), ADR	34,245	(534,564)

		(2,659,570)

Lodging — (0.1)%
Choice Hotels International, Inc.	25,781	(1,113,481)
Hyatt Hotels Corp. (Class A Stock)*	22,261	(956,333)

		(2,069,814)

Machinery–Construction & Mining
Caterpillar, Inc.	9,902	(825,530)

Media — (0.2)%
AMC Networks, Inc. (Class A Stock)*	11,800	(808,064)
Charter Communications, Inc. (Class A Stock)*	6,700	(902,892)
Discovery Communications, Inc. (Class A Stock)*	9,192	(775,989)
News Corp. (Class B Stock)*	33,105	(543,915)
Scripps Networks Interactive, Inc. (Class A Stock)	14,699	(1,148,139)
Twenty-First Century Fox, Inc. (Class B Stock)	26,422	(882,495)
Walt Disney Co. (The)	5,700	(367,593)
Washington Post Co. (The) (Class B Stock)	2,826	(1,727,675)

		(7,156,762)

Metal Fabricate/Hardware
Tenaris SA (Luxembourg), ADR	7,934	(371,153)

Oil & Gas — (0.1)%
Devon Energy Corp.	6,468	(373,592)
Diamond Offshore Drilling, Inc.	9,945	(619,772)
Exxon Mobil Corp.	11,969	(1,029,813)
Nabors Industries Ltd. (Bermuda)	21,993	(353,208)
WPX Energy, Inc.	17,783	(342,501)

		(2,718,886)

Pharmaceuticals — (0.3)%
AbbVie, Inc.	17,538	(784,475)
Bristol-Myers Squibb Co.	36,650	(1,696,162)
Catamaran Corp.*	7,500	(344,625)
Eli Lilly & Co.	30,084	(1,514,128)
Express Scripts Holding Co.*	5,817	(359,374)
Johnson & Johnson	13,320	(1,154,711)
Mead Johnson Nutrition Co.	10,256	(761,611)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	13,500	$(642,735)
Pfizer, Inc.	54,444	(1,563,087)

		(8,820,908)

Pipelines
ONEOK, Inc.	8,700	(463,884)
Spectra Energy Corp.	12,691	(434,413)
TransCanada Corp. (Canada)	7,166	(314,874)

		(1,213,171)

Real Estate Investment Trusts — (0.2)%
Brookfield Office Properties, Inc.	27,012	(515,119)
EastGroup Properties, Inc.	6,308	(373,497)
Health Care REIT, Inc.	9,235	(576,079)
Hudson Pacific Properties, Inc.	16,978	(330,222)
Macerich Co. (The)	9,080	(512,475)
Omega Healthcare Investors, Inc.	10,400	(310,648)
Realty Income Corp.	10,296	(409,266)
Sr. Housing Properties Trust	21,968	(512,733)
UDR, Inc.	28,300	(670,710)
Washington Real Estate Investment Trust	12,300	(310,821)
Weingarten Realty Investors	15,031	(440,859)

		(4,962,429)

Retail — (0.3)%
Bed Bath & Beyond, Inc.*	4,821	(372,953)
Darden Restaurants, Inc.	9,924	(459,382)
Family Dollar Stores, Inc.	24,300	(1,750,086)
Kohl’s Corp.	5,596	(289,593)
McDonald’s Corp.	20,620	(1,983,850)
O’Reilly Automotive, Inc.*	3,185	(406,374)
Walgreen Co.	11,620	(625,156)
Wal-Mart Stores, Inc.	29,170	(2,157,413)

		(8,044,807)

Semiconductors — (0.3)%
Analog Devices, Inc.	32,787	(1,542,628)
Intel Corp.	88,189	(2,021,292)
Linear Technology Corp.	42,837	(1,698,915)
Microchip Technology, Inc.	41,293	(1,663,695)
NVIDIA Corp.	39,265	(610,963)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	91,249	(1,547,583)

		(9,085,076)

Software — (0.2)%
Electronic Arts, Inc.*	61,797	(1,578,913)
Paychex, Inc.	31,754	(1,290,483)
salesforce.com, Inc.*	39,361	(2,043,230)
Science Applications International Corp.*	3,091	(104,316)
ServiceNow, Inc.*	7,600	(394,820)

		(5,411,762)

Telecommunications — (0.1)%
AT&T, Inc.	48,075	(1,625,897)
IPG Photonics Corp.	12,200	(686,982)
Juniper Networks, Inc.*	13,500	(268,110)

		(2,580,989)

Toys/Games/Hobbies
Hasbro, Inc.	13,896	(655,057)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Toys/Games/Hobbies (cont’d.)
Mattel, Inc.	13,770	$(576,412)

		(1,231,469)

Transportation — (0.1)%
Heartland Express, Inc.	71,866	(1,019,779)
Knight Transportation, Inc.	31,260	(516,415)
United Parcel Service, Inc. (Class B Stock)	5,962	(544,748)
Werner Enterprises, Inc.	29,151	(680,093)

		(2,761,035)

TOTAL COMMON STOCKS
(proceeds received $131,278,838)		(150,705,542)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — (0.1)%
Federal National Mortgage Assoc.
(proceeds received $2,698,249)
5.000%	TBA	2,504	(2,715,275)

TOTAL SECURITIES SOLD SHORT
(proceeds received $133,977,087)			(153,420,817)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Put Options
1 Year Mid-Curve Option, expiring 06/30/14, Strike Price $98.50	Goldman Sachs & Co.	6	(938)
Interest Rate Swap Options, Receive a fixed rate of 3.43% and pay a floating rate based on 3-month LIBOR, expiring 03/07/15	Bank of America	290	(91,347)

TOTAL OPTIONS WRITTEN (premiums received $56,479)			(92,285)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 101.9%
(cost $2,804,480,677)	3,008,692,579
Liabilities in excess of other assets(x) — (1.9)%	(55,886,836)

NET ASSETS — 100.0%	$2,952,805,743

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABX	Asset-Backed Securities Index
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
Bobl	Bundesobligationen
CAC	French Stock Market Index
CDO	Collateralized Debt Obligations
CDX	Credit Derivative Index
Chi-X	European Equity Exchange
CMBS	Commercial Mortgage-Backed Security
CMBX	Commercial Mortgage-Backed Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IBEX	Spanish Exchange Index
IO	Interest Only
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borga Index
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-Voting Depositary Receipt
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
XHKG	Hong Kong Stock Exchange
XNGS	NASDAQ Global Select Market

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $197,832,775; cash collateral of $202,713,350 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
49	90 Day Euro Dollar	Jun. 2015	$12,130,525	$12,156,288	$25,763
36	90 Day Euro Dollar	Dec. 2017	8,690,525	8,716,050	25,525
43	2 Year U.S. Treasury Notes.	Dec. 2013	9,445,234	9,471,422	26,188
950	5 Year U.S. Treasury Notes.	Dec. 2013	113,670,781	114,994,531	1,323,750
114	10 Year Canadian Government Bonds	Dec. 2013	14,150,808	14,347,808	197,000
14	10 Year Euro-Bund.	Dec. 2013	2,608,242	2,661,057	52,815
16	10 Year U.S. Treasury Notes.	Dec. 2013	2,004,875	2,022,250	17,375
91	20 Year U.S. Treasury Bonds	Dec. 2013	11,947,930	12,137,125	189,195
123	ASX SPI 200 Index	Dec. 2013	15,103,482	14,982,998	(120,484)
845	Euro STOXX 50.	Dec. 2013	32,883,235	32,911,538	28,303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
131	FTSE 100 Index.	Dec. 2013	$13,908,442	$13,635,495	$(272,947)
78	FTSE/MIB Index	Dec. 2013	9,330,813	9,189,940	(140,873)
52	IBEX 35 Index	Oct. 2013	6,310,655	6,426,029	115,374
225	Russell 2000 Mini Index	Dec. 2013	23,668,875	24,106,500	437,625
268	S&P 500 E-Mini	Dec. 2013	22,559,503	22,435,620	(123,883)
212	TOPIX Index	Dec. 2013	25,652,536	25,805,789	153,253

					1,933,979

Short Positions:
7	90 Day Euro Dollar	Dec. 2013	1,741,063	1,745,013	(3,950)
7	90 Day Euro Dollar	Mar. 2014	1,742,788	1,744,313	(1,525)
4	90 Day Euro Dollar	Jun. 2014	995,600	996,350	(750)
52	90 Day Euro Dollar	Sep. 2014	12,930,913	12,944,750	(13,837)
3	90 Day Euro Dollar	Dec. 2014	744,338	746,175	(1,837)
14	90 Day Euro Dollar	Mar. 2015	3,473,613	3,478,300	(4,687)
14	90 Day Euro Dollar	Jun. 2015	3,469,000	3,473,225	(4,225)
23	90 Day Euro Dollar	Sep. 2015	5,689,050	5,694,800	(5,750)
59	90 Day Euro Dollar	Dec. 2015	14,548,500	14,572,263	(23,763)
9	90 Day Euro Dollar	Mar. 2016	2,213,550	2,217,038	(3,488)
9	90 Day Euro Dollar	Jun. 2016	2,207,600	2,211,075	(3,475)
45	5 Year Euro-Bobl	Dec. 2013	7,473,416	7,575,692	(102,276)
272	5 Year U.S. Treasury Notes	Dec. 2013	32,450,563	32,924,750	(474,187)
177	10 Year Euro-Bund	Dec. 2013	32,941,760	33,643,362	(701,602)
10	10 Year Japanese Bonds	Dec. 2013	14,543,975	14,661,987	(118,012)
475	10 Year U.S. Treasury Notes	Dec. 2013	59,043,765	60,035,546	(991,781)
6	20 Year U.S. Treasury Bonds	Dec. 2013	783,375	800,250	(16,875)
60	ASX SPI 200 Index	Dec. 2013	7,374,549	7,308,779	65,770
379	CAC40 10 Euro	Oct. 2013	21,234,192	21,257,799	(23,607)
254	Hang Seng Index	Oct. 2013	38,040,627	37,470,068	570,559
88	Mini MSCI Emerging Markets Index	Dec. 2013	4,354,055	4,323,880	30,175
8	S&P 500 E-Mini	Dec. 2013	674,775	669,720	5,055
228	S&P/TSX 60 Index	Dec. 2013	32,483,320	32,339,013	144,307

					(1,679,761)

					$254,218

(1)Cash of $2,844,000 and U.S. Treasury Securities with a market value of $16,598,034 have been segregated to cover requirements for open futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 11/07/13	Credit Suisse First Boston Corp.	AUD	9,849	$8,755,167	$9,163,902	$408,735
British Pound,
Expiring 11/07/13	Citigroup Global Markets	GBP	596	923,443	964,432	40,989
Expiring 11/07/13	Citigroup Global Markets	GBP	581	932,339	940,195	7,856
Expiring 11/07/13	Westpac Banking Corp.	GBP	307	492,137	497,295	5,158
Expiring 12/10/13	Citigroup Global Markets	GBP	1,886	3,002,794	3,051,812	49,018
Expiring 12/10/13	Citigroup Global Markets	GBP	427	661,437	691,132	29,695
Expiring 12/10/13	UBS Securities	GBP	1,126	1,757,638	1,822,461	64,823
Expiring 12/16/13	Royal Bank of Scotland Group PLC	GBP	190	303,427	307,415	3,988
Canadian Dollar,
Expiring 10/22/13	Citigroup Global Markets	CAD	14	14,000	13,999	(1)
Expiring 12/10/13	Goldman Sachs & Co.	CAD	5,773	5,490,350	5,594,503	104,153

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 12/27/13	Westpac Banking Corp.	CAD	911	$891,317	$882,431	$(8,886)
Danish Krone,
Expiring 11/07/13	Deutsche Bank	DKK	3,632	643,945	658,966	15,021
Euro,
Expiring 11/07/13	Citigroup Global Markets	EUR	1,045	1,415,380	1,414,443	(937)
Expiring 11/07/13	State Street Bank	EUR	652	863,176	881,585	18,409
Expiring 11/07/13	State Street Bank	EUR	625	822,961	845,444	22,483
Expiring 12/10/13	Goldman Sachs & Co.	EUR	1,124	1,485,711	1,520,911	35,200
Expiring 12/10/13	Goldman Sachs & Co.	EUR	409	545,350	552,821	7,471
Hong Kong Dollar,
Expiring 12/27/13	Credit Suisse First Boston Corp.	HKD	13,699	1,766,963	1,766,570	(393)
Japanese Yen,
Expiring 10/09/13	Bank of New York Mellon	JPY	12,220	123,070	124,326	1,256
Expiring 10/09/13	Citigroup Global Markets	JPY	11,810	121,296	120,155	(1,141)
Expiring 10/09/13	Credit Suisse First Boston Corp.	JPY	29,086	289,918	295,922	6,004
Expiring 10/09/13	Deutsche Bank	JPY	11,864	119,782	120,705	923
Expiring 11/07/13	Citigroup Global Markets	JPY	58,697	609,990	597,288	(12,702)
Expiring 11/07/13	Westpac Banking Corp.	JPY	53,538	554,933	544,797	(10,136)
Expiring 12/10/13	State Street Bank	JPY	52,067	524,900	529,953	5,053
Mexican Peso,
Expiring 12/23/13	Morgan Stanley	MXN	2,309	181,989	175,191	(6,798)
New Zealand Dollar,
Expiring 12/10/13	BNP Paribas	NZD	7,049	5,428,183	5,825,455	397,272
Norwegian Krone,
Expiring 11/07/13	BNP Paribas	NOK	7,505	1,253,960	1,246,154	(7,806)
Singapore Dollar,
Expiring 11/07/13	Credit Suisse First Boston Corp.	SGD	3,092	2,424,334	2,465,009	40,675
South African Rand,
Expiring 12/10/13	Credit Suisse First Boston Corp.	ZAR	58,478	5,921,690	5,762,737	(158,953)
Expiring 12/10/13	Deutsche Bank	ZAR	33,296	3,421,322	3,281,102	(140,220)
Swedish Krona,
Expiring 12/27/13	Citigroup Global Markets	SEK	4,392	694,164	682,066	(12,098)
Swiss Franc,
Expiring 11/07/13	Deutsche Bank	CHF	1,602	1,710,119	1,772,432	62,313
Expiring 12/27/13	Citigroup Global Markets	CHF	812	893,833	899,100	5,267

				$55,041,018	$56,012,709	$971,691

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/27/13	Citigroup Global Markets	AUD	479	$452,455	$444,122	$8,333
British Pound,
	Royal Bank of Scotland Group
Expiring 10/22/13	PLC	GBP	516	820,796	835,199	(14,403)
Expiring 11/07/13	BNP Paribas	GBP	1,643	2,488,214	2,658,953	(170,739)
	Royal Bank of Scotland Group
Expiring 11/07/13	PLC	GBP	298	464,845	482,220	(17,375)
Expiring 12/10/13	Goldman Sachs & Co.	GBP	15,148	23,484,112	24,510,263	(1,026,151)
	Westminster Research Associates
Expiring 12/10/13	LLC	GBP	396	618,575	640,876	(22,301)
Expiring 12/16/13	Credit Suisse First Boston Corp.	GBP	95	148,070	153,708	(5,638)
Expiring 12/16/13	Credit Suisse First Boston Corp.	GBP	95	146,699	153,708	(7,009)
Expiring 12/27/13	BNP Paribas	GBP	412	662,005	666,039	(4,034)
Canadian Dollar,
Expiring 10/22/13	Credit Suisse First Boston Corp.	CAD	81	78,444	78,593	(149)
Expiring 11/07/13	Goldman Sachs & Co.	CAD	932	903,162	904,197	(1,035)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 12/10/13	Morgan Stanley	CAD	17,637	$16,757,773	$17,091,263	$(333,490)
Danish Krone,
Expiring 12/10/13	Citigroup Global Markets	DKK	4,245	754,935	770,437	(15,502)
Euro,
Expiring 10/22/13	Credit Suisse First Boston Corp.	EUR	1,327	1,772,649	1,795,329	(22,680)
Expiring 11/07/13	Credit Suisse First Boston Corp.	EUR	2,508	3,315,594	3,392,958	(77,364)
Expiring 11/07/13	State Street Bank	EUR	297	402,846	402,406	440
Expiring 11/07/13	Westpac Banking Corp.	EUR	415	554,933	560,918	(5,985)
Expiring 12/10/13	BNP Paribas	EUR	39,932	52,972,938	54,031,332	(1,058,394)
Expiring 12/10/13	Citigroup Global Markets	EUR	1,245	1,663,398	1,685,028	(21,630)
Expiring 12/10/13	Deutsche Bank	EUR	632	855,657	855,797	(140)
Expiring 12/10/13	Goldman Sachs & Co.	EUR	1,600	2,121,704	2,164,962	(43,258)
Expiring 12/27/13	Goldman Sachs & Co.	EUR	564	764,182	762,646	1,536
Expiring 01/29/14	Citigroup Global Markets	EUR	291	386,476	393,812	(7,336)
Hong Kong Dollar,
Expiring 11/07/13	Deutsche Bank	HKD	27,157	3,502,374	3,501,725	649
Expiring 11/07/13	State Street Bank	HKD	6,695	863,176	863,337	(161)
Expiring 12/27/13	State Street Bank	HKD	1,729	222,998	222,927	71
Japanese Yen,
Expiring 10/09/13	Bank of New York Mellon	JPY	29,660	308,822	301,762	7,060
Expiring 10/09/13	Citigroup Global Markets	JPY	11,810	121,378	120,155	1,223
Expiring 10/09/13	Credit Suisse First Boston Corp.	JPY	11,290	112,078	114,864	(2,786)
Expiring 11/07/13	BNP Paribas	JPY	63,266	634,225	643,783	(9,558)
Expiring 11/07/13	Royal Bank of Scotland Group PLC	JPY	61,427	617,038	625,067	(8,029)
Expiring 11/07/13	Westpac Banking Corp.	JPY	48,668	492,137	495,230	(3,093)
Expiring 12/10/13	Citigroup Global Markets	JPY	332,942	3,340,103	3,388,752	(48,649)
Expiring 12/10/13	Goldman Sachs & Co.	JPY	124,824	1,264,414	1,270,483	(6,069)
Expiring 12/10/13	Morgan Stanley	JPY	70,984	710,224	722,494	(12,270)
Expiring 12/10/13	Royal Bank of Canada	JPY	133,414	1,341,507	1,357,917	(16,410)
Expiring 12/10/13	State Street Bank	JPY	121,354	1,221,696	1,235,160	(13,464)
Expiring 12/10/13	UBS AG	JPY	2,528,561	25,761,110	25,736,201	24,909
Expiring 12/27/13	Credit Suisse First Boston Corp.	JPY	40,856	412,462	415,917	(3,455)
Expiring 12/27/13	State Street Bank	JPY	40,562	412,225	412,930	(705)
Mexican Peso,
Expiring 12/10/13	Goldman Sachs & Co.	MXN	116,436	8,825,888	8,843,172	(17,284)
Expiring 12/10/13	Goldman Sachs & Co.	MXN	73,866	5,490,350	5,610,019	(119,669)
Expiring 12/23/13	Royal Bank of Scotland Group PLC	MXN	2,309	176,587	175,191	1,396
New Zealand Dollar,
Expiring 12/10/13	Deutsche Bank	NZD	4,354	3,632,822	3,597,929	34,893
Norwegian Krone,
Expiring 10/22/13	Morgan Stanley	NOK	255	43,220	42,368	852
Expiring 12/10/13	Deutsche Bank	NOK	6,754	1,111,073	1,120,206	(9,133)
Singapore Dollar,
Expiring 12/27/13	Westpac Banking Corp.	SGD	202	160,689	160,843	(154)
South African Rand,
Expiring 12/10/13	BNP Paribas	ZAR	56,810	5,406,382	5,598,356	(191,974)
Expiring 12/10/13	Deutsche Bank	ZAR	57,142	5,469,172	5,631,052	(161,880)
Swedish Krona,
Expiring 11/07/13	Credit Suisse First Boston Corp.	SEK	6,315	949,292	981,762	(32,470)
Swiss Franc,
Expiring 11/07/13	Citigroup Global Markets	CHF	551	589,250	609,910	(20,660)
Expiring 11/07/13	Citigroup Global Markets	CHF	446	484,461	493,419	(8,958)
Expiring 12/10/13	UBS AG	CHF	4,635	4,997,991	5,128,525	(130,534)
Expiring 02/10/14	Barclays Capital Group	CHF	419	453,014	464,331	(11,317)

				$191,718,620	$195,320,553	$(3,601,933)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Cross currency exchange contracts outstanding at September 30, 2013:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
11/07/13	Buy	EUR	330	CHF	406	$(2,298)	State Street Bank
11/07/13	Buy	GBP	206	CHF	300	1,618	State Street Bank

						$(680)

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
360	05/02/43	2.806%	3-month LIBOR(1)	$ 55,133	$—	$55,133	Barclays Bank PLC

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,009	08/29/23	2.928%	3-month LIBOR(1)	$—	$(19,560)	$(19,560)
504	06/10/24	3.265%	3-month LIBOR(1)	—	6,315	6,315
714	08/15/29	3.544%	3-month LIBOR(1)	—	5,247	5,247
736	08/20/43	3.781%	3-month LIBOR(1)	—	(23,405)	(23,405)

				$—	$(31,403)	$(31,403)

(1) Portfolio pays the floating rate and receives the fixed rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CDX IG.9.3-7%	12/20/17	5.000%		280	$(3,563)	$(2,984)	$(579)	Deutsche Bank AG
CDX IG.9.3-7%	12/20/17	5.000%		170	269	(13,247)	13,516	Bank of America
CDX IG.9.3-7%	12/20/17	5.000%		110	174	(5,358)	5,532	Morgan Stanley
CDX.IX.9.6-9%	06/20/18	3.000%	EUR	210	9,363	(15,209)	24,572	Morgan Stanley
CDX.IX.9.6-9%	06/20/18	3.000%	EUR	210	9,363	(16,289)	25,652	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49	0.620%		250	(212,708)	(159,234)	(53,474)	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49	0.620%		120	(102,100)	(76,706)	(25,394)	Morgan Stanley
CMBX.NA.AJ.V1	02/17/51	0.960%		300	(85,950)	(89,938)	3,988	Citigroup, Inc.
CMBX.NA.AM.4	02/17/51	0.500%		200	(21,211)	(62,284)	41,073	Morgan Stanley

					$(406,363)	$(441,249)	$34,886

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Berkshire Hathaway, Inc.	12/20/18	1.000%	910	0.768%	$10,928	$7,179	$3,749	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	450	0.306%	16,062	(860)	16,922	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	350	0.306%	12,493	(1,471)	13,964	Deutsche Bank AG

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Boyd Gaming Corp.	06/20/14	5.000%	90	0.306%	$3,212	$(363)	$3,575	Deutsche Bank AG
Clear Channel Communications	03/20/14	5.000%	230	6.054%	(780)	(1,306)	526	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	150	6.054%	(509)	(690)	181	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	120	6.054%	(407)	(973)	566	Barclays Bank PLC
Clear Channel Communications	03/20/14	5.000%	120	6.054%	(407)	(974)	567	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	120	6.054%	(407)	(1,062)	655	Morgan Stanley
Clear Channel Communications	03/20/14	5.000%	100	6.054%	(339)	(549)	210	Citigroup, Inc.
Clear Channel Communications	06/20/14	5.000%	160	6.055%	(956)	(1,516)	560	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%	70	6.731%	(148)	(845)	697	UBS AG
Clear Channel Communications	09/20/14	5.000%	60	6.731%	(894)	(703)	(191)	Morgan Stanley
H.J. Heinz Co.	03/20/18	1.000%	340	1.196%	(2,777)	(8,492)	5,715	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	110	1.196%	(899)	(2,628)	1,729	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	110	1.196%	(899)	(4,220)	3,321	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	110	1.196%	(899)	(4,637)	3,738	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	60	1.196%	(490)	(2,373)	1,883	Barclays Bank PLC
H.J. Heinz Co.	03/20/18	1.000%	60	1.196%	(490)	(1,870)	1,380	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	60	1.196%	(490)	(2,652)	2,162	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	60	1.196%	(490)	(1,531)	1,041	BNP Paribas
McClatchy Corp.	12/20/13	5.000%	200	1.047%	2,081	(766)	2,847	Morgan Stanley
McClatchy Corp.	12/20/13	5.000%	120	1.047%	1,248	(484)	1,732	Deutsche Bank AG
McClatchy Corp.	12/20/13	5.000%	60	1.047%	624	(271)	895	Deutsche Bank AG
McClatchy Corp.	06/20/14	5.000%	350	1.047%	15,042	(831)	15,873	UBS AG
McClatchy Corp.	06/20/14	5.000%	300	1.047%	12,893	(523)	13,416	UBS AG
McClatchy Corp.	06/20/14	5.000%	150	1.047%	6,446	(1,029)	7,475	UBS AG
McClatchy Corp.	06/20/14	5.000%	95	1.047%	2,869	(118)	2,987	Morgan Stanley
McClatchy Corp.	06/20/14	5.000%	50	1.047%	1,510	(493)	2,003	Morgan Stanley
McClatchy Corp.	06/20/14	5.000%	50	1.047%	1,510	(690)	2,200	Morgan Stanley
McClatchy Corp.	03/20/15	5.000%	190	2.325%	7,711	(2,876)	10,587	Citigroup, Inc.
McClatchy Corp.	03/20/15	5.000%	120	2.325%	4,870	(2,124)	6,994	Deutsche Bank AG
New Albertsons, Inc.	12/20/13	5.000%	110	1.500%	2,405	(2,859)	5,264	UBS AG
Radioshack Corp.	12/20/13	5.000%	50	9.526%	(424)	(974)	550	BNP Paribas
Radioshack Corp.	03/20/14	5.000%	50	*	(409)	(2,539)	2,130	UBS AG
Realogy Corp.	06/20/14	5.000%	200	0.585%	6,723	(2,159)	8,882	Deutsche Bank AG
Realogy Corp.	09/20/14	5.000%	100	0.648%	4,413	(1,597)	6,010	Deutsche Bank AG
SuperValu, Inc.	12/20/13	5.000%	120	0.462%	1,407	(2,022)	3,429	Barclays Bank PLC
SuperValu, Inc.	12/20/13	5.000%	60	0.462%	1,470	(1,069)	2,539	UBS AG

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
SuperValu, Inc.	12/20/13	5.000%		50	0.462%	$586	$(701)	$1,287	Barclays Bank PLC
SuperValu, Inc.	03/20/16	5.000%		60	1.742%	5,618	(2,285)	7,903	UBS AG
SuperValu, Inc.	03/20/16	5.000%		30	1.742%	2,426	(1,407)	3,833	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%		30	1.742%	2,426	(1,704)	4,130	Credit Suisse First Boston Corp.
Telecom Italia SpA	06/20/18	1.000%	EUR	250	3.186%	(31,525)	(35,779)	4,254	Barclays Bank PLC
Telecom Italia SpA	06/20/18	1.000%	EUR	250	3.186%	(31,525)	(33,832)	2,307	Barclays Bank PLC

						$50,809	$(131,668)	$182,477

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at September 30, 2013	Value at Trade Date	Unrealized Appreciation
Exchange-traded credit default swaps on corporate and/or sovereign issues – Sell Protection(1)

J.C. Penny	12/20/13	5.000%	90	$(11)	$(950)	$939

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps – Buy Protection(2):
ABX.6.V2	05/25/46		190	0.110%	$55,238	$56,012	$(774)	Barclays Bank PLC
ABX.6.V2	05/25/46		90	0.110%	(41,094)	25,139	(66,233)	Credit Suisse First Boston Corp.
Bundesrepub. Deutschland	06/20/17		2,340	0.250%	(10,765)	38,226	(48,991)	UBS AG
CDX.IOS.10.V1	01/12/41		1,023	4.500%	37,541	7,668	29,873	Citigroup, Inc.
CDX.IOS.11.V1	01/12/42		758	4.000%	16,298	(1,087)	17,385	Citigroup, Inc.
CDX.IOS.11.V1	01/12/42		337	4.000%	5,665	737	4,928	Credit Suisse First Boston Corp.
CMBX.2.V1.NA.AJ	03/15/49		290	1.090%	41,455	33,479	7,976	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49		250	0.270%	172,793	129,549	43,244	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49		120	0.270%	82,941	63,553	19,388	Morgan Stanley
CMBX.NA.AM.1	10/12/52		200	0.500%	5,716	30,903	(25,187)	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51		350	5.000%	302,400	257,384	45,016	Citigroup, Inc.
Federal Republic of Brazil	12/20/18		230	1.000%	8,427	8,031	396	Credit Suisse First Boston Corp.
H.J. Heinz Co.	03/20/15		340	1.000%	(3,996)	(2,239)	(1,757)	BNP Paribas
H.J. Heinz Co.	03/20/15		60	1.000%	(705)	(437)	(268)	Barclays Bank PLC
H.J. Heinz Co.	03/20/15		60	1.000%	(705)	(473)	(232)	BNP Paribas
H.J. Heinz Co.	03/20/15		60	1.000%	(705)	(392)	(313)	BNP Paribas
H.J. Heinz Co.	03/20/16		110	1.000%	(1,293)	(229)	(1,064)	BNP Paribas
H.J. Heinz Co.	03/20/16		110	1.000%	(1,542)	(577)	(965)	BNP Paribas
H.J. Heinz Co.	03/20/16		110	1.000%	(1,542)	(932)	(610)	BNP Paribas
H.J. Heinz Co.	03/20/16		60	1.000%	(841)	(243)	(598)	BNP Paribas
People’s Republic of China	12/20/18		2,230	1.000%	(13,011)	(20,864)	7,853	Bank of America
Republic of South Africa	12/20/18		230	1.000%	10,823	11,156	(333)	BNP Paribas
Telecom Italia SpA	06/20/16	EUR	250	1.000%	10,339	13,852	(3,513)	Barclays Bank PLC

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
Telecom Italia SpA	06/20/16	EUR	250	1.000%	$10,339	$12,257	$(1,918)	Barclays Bank PLC
XL Group PLC	12/20/18		910	1.000%	(15,214)	(16,064)	850	Deutsche Bank AG

					$668,562	$644,409	$24,153

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at September 30, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps – Buy Protection(2):
CDX.EM.20.V1	12/20/18	$2,000	5.000%	$(221,193)	$(192,192)	$29,001
CDX.HY.21.V1.5%	12/20/18	430	5.000%	(18,973)	(656)	18,317
CDX.IG.21.V1	06/20/18	9,390	1.000%	(102,038)	(87,889)	14,149
ITRX.X20.V1	12/20/18	1,780	1.000%	45,246	55,710	10,464
ITRX.X20.V1	12/20/18	440	5.000%	(28,486)	(24,709)	3,777
Russian Federation	12/20/18	220	0.000%	5,353	(203,538)	(208,891)
United Mexican States	12/20/18	2,900	1.000%	13,882	32,433	18,551

				$(306,209)	$(420,841)	$(114,632)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$988,557,995	$465,409,035	$280,566
Preferred Stocks	6,173,970	7,248,261	—
Rights	16,808	514,327	—
Warrants	451,596	—	—
Asset-Backed Securities	—	42,492,529	115,928
Bank Loans	—	15,332,647	44,653
Commercial Mortgage-Backed Securities	—	42,852,418	3,543,221
Convertible Bonds	—	4,517,743	153,634
Corporate Bonds	—	511,874,412	5,658,959
Foreign Government Bonds	—	48,580,611	—
Municipal Bonds	—	1,290,486	—
Residential Mortgage-Backed Securities	—	209,008,929	—
U.S. Government Agency Obligations	—	146,275,997	—
U.S. Treasury Obligations	—	188,555,260	—
Affiliated Money Market Mutual Fund	473,180,734	—	—
Options Purchased	4,106	70,856	—
Options Written	(938)	(91,347)	—
Short Sales – Common Stocks	(150,705,542)	—	—
Short Sales – U.S. Government Agency Obligation	—	(2,715,275)	—
Other Financial Instruments*
Futures	254,218	—	—
Foreign Forward Currency Contracts	—	(2,630,922)	—
Interest Rate Swaps	(31,403)	55,133	—
Credit Default Swaps	(113,693)	241,516	—

Total	$1,317,787,851	$1,678,882,616	$9,796,961

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/12 was $217,916,482, which was a result of valuing investments using third party vendor modeling tools. An amount of $3,164,530 was transferred from Level 2 into Level 1 at 09/30/13 as a result of using quoted prices in active market for such foreign securities.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 09/30/13
Credit contracts	$127,823
Equity contracts	1,851,358
Foreign exchange contracts	(2,630,922)
Interest rate contracts	(608,002)

Total	$(1,259,743)

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 5.8%
Boeing Co. (The)	132,074	$15,518,695
Precision Castparts Corp.	58,767	13,354,213
Rolls-Royce Holdings PLC (United Kingdom)	242,470	4,362,511
United Technologies Corp.	113,314	12,217,515

		45,452,934

Automobiles — 0.3%
Tesla Motors, Inc.*(a)	13,501	2,611,363

Beverages — 1.5%
Diageo PLC (United Kingdom)	271,234	8,621,879
Monster Beverage Corp.*(a)	53,520	2,796,420

		11,418,299

Biotechnology — 8.5%
Alexion Pharmaceuticals, Inc.*	106,195	12,335,611
Biogen Idec, Inc.*	72,016	17,338,572
Celgene Corp.*	64,559	9,937,567
Foundation Medicine, Inc.*	1,160	45,982
Gilead Sciences, Inc.*(a)	255,201	16,036,831
Vertex Pharmaceuticals, Inc.*	147,413	11,176,854

		66,871,417

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	68,219	10,792,929
Morgan Stanley	322,811	8,699,756

		19,492,685

Chemicals — 2.4%
Monsanto Co.	177,699	18,546,445

Computers & Peripherals — 5.3%
Apple, Inc.	67,807	32,326,987
EMC Corp.	299,343	7,651,207
NCR Corp.*	32,334	1,280,750

		41,258,944

Energy Equipment & Services — 1.5%
FMC Technologies, Inc.*	138,660	7,684,537
Schlumberger Ltd.	47,976	4,239,159

		11,923,696

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	130,079	14,974,694
Sprouts Farmers Market, Inc.	10,252	455,086
Whole Foods Market, Inc.	230,531	13,486,064

		28,915,844

Food Products — 2.2%
Mead Johnson Nutrition Co.	71,102	5,280,035
Mondelez International, Inc. (Class A Stock)	392,108	12,320,033

		17,600,068

Healthcare Equipment & Supplies — 1.4%
Abbott Laboratories	287,540	9,543,453
Essilor International SA (France)	11,761	1,264,899

		10,808,352

Healthcare Providers & Services — 2.3%
Express Scripts Holding Co.*	163,534	10,103,131
UnitedHealth Group, Inc.	107,642	7,708,244

		17,811,375

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 3.7%
Chipotle Mexican Grill, Inc.*	19,917	$8,538,418
Dunkin’ Brands Group, Inc.	208,682	9,444,947
Starbucks Corp.	144,552	11,126,167

		29,109,532

Internet & Catalog Retail — 7.3%
Amazon.com, Inc.*	89,478	27,974,402
Netflix, Inc.*	20,776	6,424,147
priceline.com, Inc.*	22,792	23,041,572

		57,440,121

Internet Software & Services — 10.2%
eBay, Inc.*	181,710	10,137,601
Facebook, Inc. (Class A Stock)*	339,110	17,036,886
Google, Inc. (Class A Stock)*	34,234	29,985,903
LinkedIn Corp. (Class A Stock)*	70,729	17,403,578
Rackspace Hosting, Inc.*(a)	102,504	5,408,111

		79,972,079

IT Services — 5.8%
MasterCard, Inc. (Class A Stock)	43,680	29,387,030
Visa, Inc. (Class A Stock)	84,893	16,223,052

		45,610,082

Life Sciences Tools & Services — 1.5%
Illumina, Inc.*(a)	141,413	11,430,413

Media — 3.1%
Discovery Communications, Inc. (Class A Stock)*(a)	112,133	9,466,268
Walt Disney Co. (The)	224,845	14,500,254

		23,966,522

Oil, Gas & Consumable Fuels — 3.1%
Concho Resources, Inc.*	96,807	10,533,570
Enbridge, Inc. (Canada)	83,595	3,489,255
EOG Resources, Inc.	60,361	10,217,910

		24,240,735

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	196,368	13,726,123

Pharmaceuticals — 5.0%
Allergan, Inc.	123,486	11,169,309
Bristol-Myers Squibb Co.	173,078	8,010,050
Novo Nordisk A/S (Denmark), ADR	75,231	12,730,590
Perrigo Co.(a)	58,927	7,270,413

		39,180,362

Real Estate Investment Trusts — 0.8%
American Tower Corp.	87,273	6,469,547

Road & Rail — 2.4%
Canadian Pacific Railway Ltd. (Canada)	57,834	7,130,932
Union Pacific Corp.	73,720	11,451,665

		18,582,597

Semiconductors & Semiconductor Equipment — 1.3%
ARM Holdings PLC (United Kingdom), ADR(a)	208,743	10,044,713

Software — 6.6%
FireEye, Inc.	31,382	1,303,294
Red Hat, Inc.*	203,307	9,380,586
Salesforce.com, Inc.*(a)	300,512	15,599,578

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Splunk, Inc.*	132,475	$7,953,799
Tableau Software, Inc. (Class A Stock)	2,818	200,754
VMware, Inc. (Class A Stock)*(a)	123,320	9,976,588
Workday, Inc. (Class A Stock)	89,409	7,235,870

		51,650,469

Specialty Retail — 4.1%
Inditex SA (Spain)	99,620	15,366,646
TJX Cos., Inc.	290,661	16,390,374

		31,757,020

Textiles, Apparel & Luxury Goods — 4.7%
Michael Kors Holdings Ltd.*	84,537	6,299,697
NIKE, Inc. (Class B Stock)	227,379	16,516,811
Ralph Lauren Corp.	47,143	7,765,866
Swatch Group AG (The) (Switzerland), ADR	121,799	3,910,966
Under Armour, Inc. (Class A Stock)*(a)	28,082	2,231,115

		36,724,455

TOTAL LONG-TERM INVESTMENTS (cost $459,749,364)		772,616,192

	Shares	Value
SHORT-TERM INVESTMENT — 11.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $86,207,117; includes $77,766,098 of cash collateral received for securities on loan)(b)(w)	86,207,117	$86,207,117

TOTAL INVESTMENTS — 109.8% (cost $545,956,481)		858,823,309
Liabilities in excess of other assets — (9.8)%		(76,872,117)

NET ASSETS — 100.0%		$781,951,192

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,291,296; cash collateral of $77,766,098 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$743,000,257	$29,615,935	$—
Affiliated Money Market Mutual Fund	86,207,117	—	—

Total	$829,207,374	$29,615,935	$—

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	109,186	$12,829,355

Air Freight & Logistics — 0.7%
FedEx Corp.	41,426	4,727,121

Airlines — 2.4%
Delta Air Lines, Inc.(a)	314,992	7,430,661
United Continental Holdings, Inc.*	261,566	8,032,692

		15,463,353

Auto Components — 2.0%
Lear Corp.	178,750	12,793,138

Automobiles — 0.8%
General Motors Co.*	141,703	5,097,057

Capital Markets — 5.1%
Goldman Sachs Group, Inc. (The)	95,783	15,153,828
Morgan Stanley	625,452	16,855,931

		32,009,759

Commercial Banks — 4.5%
PNC Financial Services Group, Inc.	138,519	10,035,702
Wells Fargo & Co.	445,441	18,405,622

		28,441,324

Communications Equipment — 1.4%
JDS Uniphase Corp.*	610,549	8,981,176

Computers & Peripherals — 1.2%
Apple, Inc.	15,649	7,460,661

Consumer Finance — 2.7%
Capital One Financial Corp.	113,511	7,802,746
SLM Corp.	379,053	9,438,420

		17,241,166

Diversified Financial Services — 5.1%
Citigroup, Inc.	227,477	11,034,909
ING US, Inc.	289,017	8,442,187
JPMorgan Chase & Co.	253,699	13,113,701

		32,590,797

Diversified Telecommunication Services — 1.4%
Vivendi SA (France)	386,242	8,884,828

Electric Utilities — 1.0%
EDP - Energias de Portugal SA (Portugal), ADR	170,540	6,229,826

Electronic Equipment & Instruments — 3.2%
Flextronics International Ltd. (Singapore)*	2,205,882	20,051,467

Energy Equipment & Services — 1.4%
Halliburton Co.	186,838	8,996,250

Food & Staples Retailing — 1.6%
CVS Caremark Corp.	105,868	6,008,009
Wal-Mart Stores, Inc.	60,104	4,445,292

		10,453,301

Food Products — 4.3%
Bunge Ltd.	146,939	11,154,139
Mondelez International, Inc. (Class A Stock)	304,218	9,558,530
Tyson Foods, Inc. (Class A Stock)	224,612	6,352,027

		27,064,696

Healthcare Providers & Services — 7.2%
CIGNA Corp.	169,891	13,057,822

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Express Scripts Holding Co.*	147,009	$9,082,216
HCA Holdings, Inc.	278,511	11,906,345
UnitedHealth Group, Inc.	158,234	11,331,137

		45,377,520

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	281,280	9,180,979
Hyatt Hotels Corp. (Class A Stock)*	153,417	6,590,794
International Game Technology	488,192	9,241,475

		25,013,248

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp.*	605,307	11,761,115

Insurance — 5.0%
Axis Capital Holdings Ltd.	134,230	5,813,501
MetLife, Inc.	273,712	12,850,778
Travelers Cos., Inc. (The)	78,051	6,616,383
XL GROUP PLC (Ireland)	201,973	6,224,808

		31,505,470

Internet Software & Services — 1.6%
Google, Inc. (Class A Stock)*	11,551	10,117,636

Machinery — 1.3%
SPX Corp.	95,938	8,120,192

Media — 4.1%
Comcast Corp. (Class A Stock)	226,906	10,244,806
Liberty Global PLC (United Kingdom) (Class C Stock)*	212,585	16,035,287

		26,280,093

Metals & Mining — 2.0%
Goldcorp, Inc. (Canada)	290,188	7,547,790
Newmont Mining Corp.	174,869	4,913,819

		12,461,609

Multiline Retail — 0.7%
JC Penney Co., Inc.*(a)	472,817	4,170,247

Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	123,458	11,480,359
Denbury Resources, Inc.*	407,189	7,496,349
EOG Resources, Inc.	75,568	12,792,151
Marathon Oil Corp.	323,519	11,284,343
Newfield Exploration Co.*	140,030	3,832,621
Noble Energy, Inc.	222,058	14,880,107
Occidental Petroleum Corp.	103,942	9,722,735
Suncor Energy, Inc. (Canada)	259,236	9,275,464
Williams Cos., Inc. (The)	239,775	8,718,219

		89,482,348

Personal Products — 1.3%
Avon Products, Inc.	390,521	8,044,733

Pharmaceuticals — 8.1%
Actavis, Inc.*	79,604	11,462,976
Mylan, Inc.*	416,346	15,891,927
Pfizer, Inc.	390,891	11,222,481
Sanofi (France), ADR	155,957	7,896,103
Teva Pharmaceutical Industries Ltd. (Israel), ADR	127,822	4,829,115

		51,302,602

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 3.0%
Hertz Global Holdings, Inc.*	437,998	$9,706,036
Union Pacific Corp.	59,750	9,281,565

		18,987,601

Software — 2.7%
CA, Inc.	259,418	7,696,932
Microsoft Corp.	275,759	9,185,532

		16,882,464

Specialty Retail — 0.5%
Bed Bath & Beyond, Inc.*	42,267	3,269,775

Wireless Telecommunication Services — 0.6%
NII Holdings, Inc.*	628,804	3,816,840

TOTAL LONG-TERM INVESTMENTS (cost $440,602,678)		625,908,768

SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $19,441,495; includes $10,251,953 of cash collateral received for securities on loan)(b)(w)	19,441,495	19,441,495

Value
TOTAL INVESTMENTS — 101.9% (cost $460,044,173)	$645,350,263
Liabilities in excess of other assets — (1.9)%	(11,790,419)

NET ASSETS — 100.0%	$633,559,844

The following abbreviation is used in the Portfolio descriptions:

ADR *	American Depositary Receipt Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending

settlement, is $9,908,162; cash collateral of $10,251,953

(included with liabilities) was received with which the

Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$617,023,940	$8,884,828	$—
Affiliated Money Market Mutual Fund	19,441,495	—	—

Total	$636,465,435	$8,884,828	$—

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 4.2%
Boeing Co. (The)	203,600	$23,923,000
Embraer SA (Brazil), ADR	207,000	6,721,290
Lockheed Martin Corp.(a)	187,800	23,953,890
Northrop Grumman Corp.	123,000	11,716,980

		66,315,160

Auto Components — 4.0%
Johnson Controls, Inc.	846,500	35,129,750
Lear Corp.	216,400	15,487,748
Magna International, Inc. (Canada)	148,100	12,227,136

		62,844,634

Capital Markets — 0.8%
Bank of New York Mellon Corp. (The)	427,400	12,903,206

Commercial Banks — 2.4%
BB&T Corp.	232,000	7,830,000
Wells Fargo & Co.	731,683	30,233,141

		38,063,141

Computers & Peripherals — 3.0%
Hewlett-Packard Co.	2,263,600	47,490,328

Consumer Finance — 2.5%
Capital One Financial Corp.(a)	572,600	39,360,524

Diversified Financial Services — 11.1%
Bank of America Corp.	4,035,854	55,694,785
Citigroup, Inc.	1,098,560	53,291,146
JPMorgan Chase & Co.	1,246,800	64,447,092

		173,433,023

Electric Utilities — 5.0%
Edison International	238,100	10,966,886
Exelon Corp.	1,537,500	45,571,500
PPL Corp.	345,700	10,502,366
Southern Co. (The)(a)	290,100	11,946,318

		78,987,070

Electronic Equipment & Instruments — 3.6%
Corning, Inc.	2,736,900	39,931,371
TE Connectivity Ltd. (Switzerland)	314,725	16,296,461

		56,227,832

Food & Staples Retailing — 3.0%
Wal-Mart Stores, Inc.	635,100	46,971,996

Food Products — 0.5%
Mondelez International, Inc. (Class A Stock)	246,300	7,738,746

Healthcare Equipment & Supplies — 1.0%
Zimmer Holdings, Inc.	191,600	15,738,024

Healthcare Providers & Services — 5.6%
Humana, Inc.	178,900	16,696,737
UnitedHealth Group, Inc.	615,800	44,097,438
WellPoint, Inc.	325,400	27,206,694

		88,000,869

Independent Power Producers — 1.7%
NRG Energy, Inc.	990,300	27,064,899

Insurance — 9.0%
Allstate Corp. (The)	802,000	40,541,100
American International Group, Inc.	1,261,700	61,356,471
Assurant, Inc.	152,500	8,250,250

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group	993,750	$30,249,750

		140,397,571

IT Services — 1.2%
International Business Machines Corp.	104,800	19,406,864

Machinery — 4.8%
Cummins, Inc.	265,900	35,330,133
PACCAR, Inc.	423,500	23,572,010
Stanley Black & Decker, Inc.	177,700	16,094,289

		74,996,432

Media — 2.1%
Comcast Corp. (Special Class A Stock)	382,500	16,589,025
Interpublic Group of Cos., Inc. (The)	964,800	16,575,264

		33,164,289

Multi-Line Retail — 2.5%
Target Corp.	618,700	39,584,426

Multi-Utilities — 2.2%
Public Service Enterprise Group, Inc.	1,039,500	34,230,735

Oil, Gas & Consumable Fuels — 10.2%
Marathon Oil Corp.	499,400	17,419,072
Murphy Oil Corp.(a)	382,600	23,078,432
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	882,500	60,760,125
Total SA (France), ADR(a)	1,009,200	58,452,864

		159,710,493

Pharmaceuticals — 7.0%
AstraZeneca PLC (United Kingdom), ADR(a)	464,500	24,121,485
Johnson & Johnson	429,300	37,216,017
Merck & Co., Inc.	162,400	7,731,864
Novartis AG (Switzerland), ADR(a)	227,500	17,451,525
Sanofi (France), ADR	457,500	23,163,225

		109,684,116

Professional Services — 0.5%
ManpowerGroup, Inc.	110,900	8,066,866

Software — 6.0%
Microsoft Corp.	1,575,450	52,478,239
Oracle Corp.	1,252,900	41,558,693

		94,036,932

Specialty Retail — 0.8%
Lowe’s Cos., Inc.	247,700	11,792,997

Wireless Telecommunication Services — 3.6%
Vodafone Group PLC (United Kingdom), ADR	1,590,000	55,936,200

TOTAL LONG-TERM INVESTMENTS (cost $1,265,406,245)		1,542,147,373

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 7.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $121,869,692; includes $100,287,298 of cash collateral for securities on loan)(b)(w)	121,869,692	$121,869,692

TOTAL INVESTMENTS — 106.1% (cost $1,387,275,937)		1,664,017,065
Liabilities in excess of other assets — (6.1)%		(95,131,778)

NET ASSETS — 100.0%		$1,568,885,287

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,534,969; cash collateral of $100,287,298 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,542,147,373	$—	$—
Affiliated Money Market Mutual Fund	121,869,692	—	—

Total	$1,664,017,065	$—	$—

AST LONG DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	A+(d)	5.742	%(c)	04/10/49	3,116	$3,415,166
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	Aaa	4.095%		09/10/46	2,500	2,567,906
Commercial Mortgage Pass-Through Certificates, Series LC13-2013, Class A4	Aaa	3.916%		08/10/46	2,500	2,524,965
Commercial Mortgage Trust, Series 2013-CR9, Class A3	AAA(d)	4.022%		07/10/45	1,000	1,022,974
Commercial Mortgage Trust, Series 2013-CR10, Class A3	Aaa	3.923%		08/10/46	2,000	2,030,382
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A3	AAA(d)	2.860%		06/10/46	2,000	1,878,610
GS Mortgage Securities Trust, Series 2013-GC13, Class A4	Aaa	3.871	%(c)	07/10/46	1,000	1,005,237
GS Mortgage Securities Trust, Series 2013-GC14, Class A4	Aaa	3.955%		08/10/46	2,500	2,553,945
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A4	Aaa	2.694%		04/15/46	2,000	1,866,262
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	Aaa	3.960%		08/15/46	2,000	2,044,692
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	Aaa	3.986%		07/15/46	1,000	1,019,121

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,751,183)						21,929,260

CORPORATE BONDS — 87.0%

Aerospace & Defense — 0.5%
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%		08/01/20	1,000	1,070,000
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	4.750%		06/01/43	500	471,761

						1,541,761

Airlines — 2.9%
American Airlines, Equipment Trust, 144A	BBB-(d)	4.000%		07/15/25	2,500	2,343,750
American Airlines, Equipment Trust, 144A	BBB-(d)	4.950%		01/15/23	2,600	2,613,000
Delta Air Lines 2007-1 Class A Pass-Through Trust, Class A, Pass-Through Certificates	Baa1	6.821%		08/10/22	673	748,434
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa1	4.750%		05/07/20	1,929	2,025,013
United Airlines, Pass-Through Certificates	A-(d)	4.300%		02/15/27	1,525	1,490,687
US Airways, Pass-Through Certificates	Ba1	3.950%		11/15/25	300	277,500

						9,498,384

Automotive — 2.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	A3	3.875%		09/15/21	1,359	1,396,246
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%		01/15/43	750	669,355
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	6.625%		10/01/28	2,800	3,159,593
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	6.250%		10/02/43	2,075	2,043,875
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	6.000%		01/15/36	500	540,470

						7,809,539

Banking — 7.6%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.875%		02/07/42	1,240	1,376,750
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	5.875%		01/30/42	150	166,777
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%		07/15/39	2,000	2,777,644

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Citigroup, Inc., Sub. Notes	Baa3	6.675%		09/13/43		1,400	$1,507,649
Discover Bank, Sr. Unsec’d. Notes	Baa3	4.200%		08/08/23		725	722,811
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%		01/22/23		225	215,158
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%		01/24/22		100	110,864
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%		02/01/41		2,000	2,240,638
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%		10/01/37		2,250	2,348,181
JPMorgan Chase & Co., Jr. Sub. Notes	Ba1	6.000	%(c)	12/31/49		1,800	1,687,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%		08/15/21		150	155,381
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	5.400%		01/06/42		250	262,998
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	5.600%		07/15/41		1,100	1,185,954
Merrill Lynch & Co., Inc., Sub. Notes	Baa3	6.110%		01/29/37		1,000	1,029,931
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%		07/24/42		4,700	5,318,863
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		07/28/21		300	328,105
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	7.300%		05/13/19		900	1,076,890
Morgan Stanley, Sub. Notes, MTN	Baa2	4.100%		05/22/23		225	209,862
Suntrust Bank, Sr. Unsec’d. Notes	A3	2.750%		05/01/23		1,000	909,009
Wells Fargo & Co., Sub. Notes	A3	4.125%		08/15/23		1,500	1,468,705

							25,099,670

Brokerage — 0.2%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	A3	4.000%		10/15/23		500	505,856
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%		01/20/43		200	197,859

							703,715

Building Materials & Construction — 0.3%
Building Materials Corp. of America, Gtd. Notes, 144A (original costs $362,375; purchased 05/09/13)(f)	Ba3	7.500%		03/15/20	(g)	325	350,187
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	5.250%		04/15/21		600	559,500

							909,687

Cable — 2.3%
Comcast Corp., Gtd. Notes	A3	6.450%		03/15/37		2,000	2,387,820
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $149,813; purchased 04/24/13)(f)	Baa2	4.500%		06/30/43	(g)	150	118,555
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	6.000%		08/15/40		1,700	1,612,749
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	6.375%		03/01/41		1,000	987,564
NBCUniversal Media LLC, Gtd. Notes	A3	4.450%		01/15/43		450	415,901
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.500%		09/15/42		800	584,930
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%		09/01/41		800	655,989
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%		11/15/40		500	425,537
Videotron Ltd. (Canada), Gtd. Notes	Ba2	5.000%		07/15/22		400	380,000

							7,569,045

Capital Goods — 1.9%
Amsted Industries, Inc., Sr. Notes, 144A (original cost $1,276,500; purchased 09/26/13)(f)	Ba3	8.125%		03/15/18	(g)	1,200	1,272,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $596,900; purchased 08/29/13)(f)	Baa1	7.000%		10/15/37	(g)	500	592,439

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
FedEx Corp., Gtd. Notes	Baa1	4.100%	04/15/43		825	$714,231
General Cable Corp., Gtd. Notes, 144A	B1	5.750%	10/01/22		750	718,125
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	5.375%	03/01/41		1,000	1,133,231
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes, 144A	Baa2	5.750%	06/15/43		450	462,860
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	Aa3	6.125%	08/17/26		1,000	1,184,370
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42		250	242,850

						6,320,106

Chemicals — 6.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22		1,350	1,252,670
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41		700	750,813
Celanese US Holdings LLC, Gtd. Notes	Ba2	4.625%	11/15/22		750	718,125
CF Industries, Inc., Gtd. Notes	Baa2	4.950%	06/01/43		2,325	2,100,584
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20		775	809,461
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	5.250%	11/15/41		1,500	1,471,398
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39		1,000	1,459,000
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23		900	847,467
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43		1,800	1,613,588
Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	4.800%	09/01/42		1,000	947,343
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21		1,466	1,544,605
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	12/08/41		250	268,293
LyondellBasell Industries NV, Sr. Unsec’d. Notes	Baa1	6.000%	11/15/21		1,000	1,141,330
LyondellBasell International Finance BV (Netherlands), Gtd. Notes	Baa1	5.250%	07/15/43		1,225	1,204,617
Mosaic Co. (The), Sr. Unsec’d. Notes	Baa1	3.750%	11/15/21		1,370	1,335,538
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625%	11/01/19		300	331,500
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	11/15/20		2,000	2,029,190
Rockwood Specialties Group, Inc., Gtd. Notes	Ba1	4.625%	10/15/20		250	251,250
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.750%	10/01/96		500	555,609

						20,632,381

Consumer Products — 1.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	4.700%	08/15/20		2,135	2,274,364
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	6.450%	01/15/26		350	445,602
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500%	12/15/22		275	259,875
QVC, Inc., Sr. Sec’d. Notes	Ba2	5.125%	07/02/22		300	294,954
SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original costs $416,908; purchased 05/07/13)(f)	A-(d)	4.000%	05/15/43	(g)	425	370,204
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	Baa3	5.150%	03/01/43		450	431,451

						4,076,450

Electric — 8.6%
AES Corp., Sr. Unsec’d. Notes	Ba3	4.875%	05/15/23		750	701,250
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	3.350%	07/01/23		325	316,600
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21		250	265,625
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20		500	538,750
Commonwealth Edison Co., First Mortgage	A3	4.600%	08/15/43		2,000	1,964,228
DTE Electric Co., General Refinance Motgage	A1	4.000%	04/01/43		525	476,637
Duke Energy Indiana, Inc., First Mortgage	A1	4.900%	07/15/43		400	408,070
Duke Energy Ohio, Inc., First Mortgage	A2	3.800%	09/01/23		1,500	1,532,687

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Progress, Inc., First Mortgage	Aa3	4.100%	03/15/43	1,200	$1,090,776
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250%	04/01/16	1,800	1,980,000
ITC Holdings Corp., Sr. Unsec’d. Notes	Baa2	5.300%	07/01/43	1,000	986,370
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	04/01/24	1,000	1,012,520
MidAmerican Energy Co., First Mortgage	Aa3	4.800%	09/15/43	2,900	2,945,414
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	3.625%	06/15/23	1,325	1,257,913
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.600%	06/15/43	1,000	932,255
Peco Energy Co., First Refinance Mortgage	A1	4.800%	10/15/43	1,575	1,607,310
PPL Capital Funding, Inc., Gtd. Notes	Baa3	4.700%	06/01/43	800	715,212
PPL Electric Utilities Corp., First Mortgage	A3	6.250%	05/15/39	500	612,821
Public Service Co. of Colorado, First Mortgage	A2	3.950%	03/15/43	175	157,479
Public Service Electric & Gas Co., First Mortgage	A1	3.750%	03/15/24	2,900	2,984,152
Southern California Edison Co., First Ref. Mortgage	A1	4.650%	10/01/43	950	939,099
Southern Power Co., Sr. Unsec’d. Notes	Baa1	5.250%	07/15/43	1,000	996,643
Southwestern Public Service Co., First Mortgage	A3	4.500%	08/15/41	550	535,321
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	4.650%	08/15/43	2,000	1,983,322
Westar Energy, Inc., First Mortgage	A3	4.100%	04/01/43	275	252,014
Westar Energy, Inc., First Mortgage	A3	4.625%	09/01/43	1,200	1,200,515

					28,392,983

Energy - Integrated — 1.9%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.200%	09/15/43	1,000	989,098
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	1,375	1,350,518
Sasol Financing International PLC (South Africa), Gtd. Notes	Baa1	4.500%	11/14/22	2,000	1,830,000
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.550%	08/12/43	1,050	1,034,435
Total Capital International SA (France), Gtd. Notes	Aa1	2.875%	02/17/22	1,000	959,373

					6,163,424

Energy - Other — 2.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	400	482,201
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	1,500	1,505,676
Concho Resources, Inc., Gtd. Notes	Ba3	5.500%	04/01/23	550	543,125
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22	500	503,125
Halliburton Co., Sr. Unsec’d. Notes	A2	4.750%	08/01/43	700	692,041
Halliburton Co., Sr. Unsec’d. Notes	A2	7.450%	09/15/39	375	500,881
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41	800	900,262
Weatherford International Ltd., Gtd. Notes	Baa2	6.500%	08/01/36	1,300	1,302,629
Weatherford International Ltd., Gtd. Notes	Baa2	6.750%	09/15/40	300	310,559
Weatherford International Ltd., Gtd. Notes	Baa2	7.000%	03/15/38	300	318,158

					7,058,657

Food — 1.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	A3	4.000%	01/17/43	1,700	1,531,154
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	5.000%	04/15/20	225	254,118
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	4.750%	10/01/18	250	248,777

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Food (cont’d.)
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.650%		01/25/43	1,000	$907,627
Constellation Brands, Inc., Gtd. Notes	Ba1	4.250%		05/01/23	250	229,375
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.500%		02/09/40	500	587,665
Kroger Co. (The), Sr. Unsec’d. Notes	Baa2	5.150%		08/01/43	450	440,432
PepsiCo, Inc., Sr. Unsec’d. Notes	A1	2.750%		03/01/23	750	702,499
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.875%		08/01/21	250	253,437

						5,155,084

Healthcare & Pharmaceutical — 5.2%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	2.900%		11/06/22	1,250	1,169,013
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.875%		11/15/21	500	506,703
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%		05/15/43	225	224,095
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.650%		06/15/42	1,500	1,555,647
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.750%		03/15/40	750	780,020
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	A2	5.875%		11/15/36	728	845,290
Covidien International Finance SA, Gtd. Notes	Baa1	2.950%		06/15/23	425	400,952
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	Baa3	2.875%		10/15/18	1,475	1,469,193
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%		12/01/41	1,000	1,106,075
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	A1	4.200%		03/18/43	500	464,707
HCA, Inc., Gtd. Notes	B3	8.000%		10/01/18	650	747,500
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	2.400%		09/15/22	3,125	2,904,578
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	4.150%		05/18/43	750	694,308
Pfizer, Inc., Sr. Unsec’d. Notes	A1	4.300%		06/15/43	1,500	1,413,071
Pfizer, Inc., Sr. Unsec’d. Notes	A1	7.200%		03/15/39	1,200	1,626,674
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%		04/15/43	400	379,800
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%		02/01/43	1,100	1,025,142

						17,312,768

Healthcare Insurance — 1.5%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		05/15/42	1,900	1,755,621
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%		02/15/42	500	524,751
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	5.450%		06/15/21	500	555,401
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.100%		01/15/44	2,175	2,118,661

						4,954,434

Insurance — 2.3%
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%		06/15/43	1,000	969,341
Allstate Corp. (The), Sub. Notes	Baa1	5.750	%(c)	08/15/53	800	780,000
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.300%		05/15/43	800	725,137
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	Baa1	7.000%		07/15/34	1,700	1,836,226
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	4.300%		04/15/43	200	176,492
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%		05/01/42	500	539,569
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%		03/15/35	800	860,809
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%		06/15/40	900	1,136,645
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%		03/30/43	100	93,130
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	A2	4.600%		08/01/43	600	593,057

						7,710,406

Lodging — 1.0%
Choice Hotels International, Inc., Gtd. Notes	Baa3	5.700%		08/28/20	500	520,000
Choice Hotels International, Inc., Gtd. Notes	Baa3	5.750%		07/01/22	500	517,500

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18		1,500	$1,769,851
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22		500	492,437

						3,299,788

Media & Entertainment — 5.2%
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.250%	09/15/27		150	151,500
CBS Corp., Gtd. Notes (original cost $1,561,410;purchased 09/11/13)(f)	Baa2	4.850%	07/01/42	(g)	1,800	1,607,607
CBS Corp., Gtd. Notes (original cost $441,840;purchased 03/18/13)(f)	Baa2	5.900%	10/15/40	(g)	400	403,672
Discovery Communications LLC, Gtd. Notes	Baa2	4.950%	05/15/42		1,500	1,387,362
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37		2,300	2,501,137
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41		1,000	1,101,620
News America, Inc., Unsec’d. Notes, 144A	Baa1	5.400%	10/01/43		525	525,623
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21		5,026	5,382,941
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40		1,000	1,089,269
Time Warner, Inc., Gtd. Notes	Baa2	7.700%	05/01/32		175	220,345
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	06/15/43		275	245,482
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	5.850%	09/01/43		2,650	2,697,753

						17,314,311

Metals — 2.5%
Barrick North America Finance LLC (Canada), Gtd. Notes	Baa2	5.750%	05/01/43		1,150	964,949
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	3.250%	11/21/21		2,000	1,984,794
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000%	09/30/43		2,200	2,240,676
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes, 144A	Baa3	5.450%	03/15/43		100	89,631
Nucor Corp., Sr. Unsec’d. Notes	Baa1	5.200%	08/01/43		450	428,895
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	A3	3.500%	11/02/20		1,100	1,093,344
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	A3	4.125%	08/21/42		500	421,923
Steel Dynamics, Inc., Gtd. Notes	Ba2	6.125%	08/15/19		1,000	1,042,500

						8,266,712

Non-Captive Finance — 1.3%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.500%	02/15/19		300	315,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21		600	639,434
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38		760	838,946
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%	01/10/39		2,000	2,451,096

						4,244,476

Packaging — 1.0%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23		975	875,063
Crown Americas LLC/Crown Americas Capital
Corp. IV, Gtd. Notes, 144A	Ba2	4.500%	01/15/23		300	274,500
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19		625	706,250
Silgan Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba2	5.500%	02/01/22		1,400	1,361,500

						3,217,313

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Paper — 3.4%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $3,474,750; purchased 05/31/13)(f)	Baa2	5.400%	11/01/20	(g)	3,000	$3,357,075
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		1,500	1,603,125
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39		250	305,084
Rock-Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23		1,000	968,873
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa3	7.375%	03/15/32		500	608,983
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa3	8.500%	01/15/25		3,500	4,470,141

						11,313,281

Pipelines & Other — 3.2%
AGL Capital Corp., Gtd. Notes	Baa1	4.400%	06/01/43		750	682,693
Buckeye Partners LP, Sr. Unsec’d. Notes	Baa3	4.150%	07/01/23		825	805,074
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150%	02/01/43		700	625,173
Enterprise Products Operating LLC, Gtd. Notes	Baa1	4.850%	08/15/42		600	562,636
Enterprise Products Operating LLC, Gtd. Notes	Baa1	4.850%	03/15/44		1,450	1,351,483
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.875%	03/01/33		55	65,406
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%	08/15/42		250	227,247
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%	03/01/43		1,000	904,351
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.500%	09/01/39		700	760,082
Nisource Finance Corp., Gtd. Notes	Baa3	4.800%	02/15/44		1,850	1,656,773
ONEOK Partners LP, Gtd. Notes	Baa2	6.200%	09/15/43		1,900	1,957,310
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	A3	4.650%	08/01/43		350	347,636
Spectra Energy Partners LP, Sr. Unsec’d. Notes	Baa3	5.950%	09/25/43		525	552,883

						10,498,747

Railroads — 2.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.450%	03/15/43		200	181,933
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	5.150%	09/01/43		1,800	1,810,237
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	6.250%	08/01/34		500	603,551
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	Baa3	5.750%	03/15/33		1,775	1,899,850
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	Baa3	7.125%	10/15/31		1,300	1,574,703
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37		1,000	1,141,249
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	3.950%	10/01/42		1,140	966,736
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	4.800%	08/15/43		675	655,979
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	4.250%	04/15/43		275	254,436

						9,088,674

Real Estate Investment Trusts — 1.0%
BRE Properties, Inc., Sr. Unsec’d. Notes	Baa2	5.200%	03/15/21		2,000	2,154,966
WEA Finance LLC (Australia), Gtd. Notes, 144A	A2	4.625%	05/10/21		1,000	1,054,862

						3,209,828

Retailers — 3.8%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	4.125%	05/15/21		550	577,024
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	6.125%	09/15/39		950	1,085,936
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	2.700%	04/01/23		1,025	961,839
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.875%	02/15/44		2,050	2,067,132

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retailers (cont’d.)
L Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	675	$691,875
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	5.000%	09/15/43	625	629,607
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.125%	01/15/42	940	899,780
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.000%	04/11/43	250	222,872
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.750%	10/02/43	3,000	2,975,373
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.250%	09/01/35	2,300	2,464,606

					12,576,044

Technology — 2.5%
Activision Blizzard, Inc., Gtd. Notes, 144A	Ba2	6.125%	09/15/23	1,000	1,005,000
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%	05/03/23	1,000	905,181
Apple, Inc., Sr. Unsec’d. Notes	Aa1	3.850%	05/04/43	3,750	3,142,324
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	3.375%	08/01/23	1,275	1,257,912
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700%	09/15/22	500	478,750
Oracle Corp., Sr. Unsec’d. Notes	A1	2.500%	10/15/22	1,500	1,382,779

					8,171,946

Telecommunications — 8.7%
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A2	4.375%	07/16/42	1,400	1,147,177
AT&T, Inc., Sr. Unsec’d. Notes	A3	4.300%	12/15/42	1,500	1,248,858
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	3,450	3,348,397
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.550%	08/15/41	2,640	2,620,583
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.500%	09/01/37	1,000	1,104,803
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	775	1,147,611
Clearwire Communications LLC/Clearwire Finance, Inc., Sec’d. Notes, 144A	Baa3	12.000%	12/01/17	1,000	1,165,000
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	5.450%	10/01/43	2,500	2,477,413
Sprint Communications, Inc., Gtd. Notes, 144A	Ba2	9.000%	11/15/18	400	469,000
Sprint Corp., Gtd. Notes, 144A	B1	7.875%	09/15/23	350	357,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	11/01/41	2,750	2,455,929
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/23	6,000	6,430,716
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	09/15/33	825	916,173
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/43	2,000	2,257,874
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	4.375%	02/19/43	1,000	869,386
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	6.150%	02/27/37	800	874,407

					28,890,327

Tobacco — 2.1%
Altria Group, Inc., Gtd. Notes	Baa1	4.500%	05/02/43	1,300	1,124,318
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	250	381,255
Lorillard Tobacco Co., Gtd. Notes	Baa2	7.000%	08/04/41	650	683,542
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	05/01/40	650	785,422
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.125%	03/04/43	250	220,964
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.375%	11/15/41	1,000	918,576

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Tobacco (cont’d.)
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.500%	03/20/42	1,000	$935,739
Reynolds American, Inc., Gtd. Notes	Baa2	4.850%	09/15/23	1,800	1,869,491

					6,919,307

TOTAL CORPORATE BONDS (cost $291,914,088)					287,919,248

FOREIGN AGENCY — 0.5%
Statoil ASA (Norway), Sr. Notes (cost 1,723,972)	Aa2	7.750%	06/15/23	1,200	1,576,066

MUNICIPAL BONDS — 2.9%

California — 0.9%
Bay Area Toll Authority, BABs, Revenue Bonds	Aa3	6.263%	04/01/49	700	843,283
Kaiser Foundation Hospitals, Gtd. Notes	A+(d)	4.875%	04/01/42	1,000	980,831
Los Angeles Department of Water & Power, BABs, Revenue Bonds	Aa2	6.008%	07/01/39	1,050	1,202,135

					3,026,249

Massachusetts — 0.3%
President and Fellows of Harvard College, Sr. Notes	Aaa	4.875%	10/15/40	1,000	1,049,937

Missouri — 0.2%
Ascension Health, Inc., Unsec’d. Notes	Aa2	4.847%	11/15/53	750	738,093

New Jersey — 0.2%
New Jersey State Turnpike Authority, BABs, Revenue Bonds	A3	7.414%	01/01/40	535	695,500

New York — 0.4%
NYU Hospitals Center, Sr. Sec’d. Notes	A3	5.750%	07/01/43	700	721,507
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	5.647%	11/01/40	500	543,775

					1,265,282

Ohio — 0.3%
Ohio State Turnpike Commission, Revenue Bonds	A1	5.000%	02/15/48	750	755,805

Pennsylvania — 0.3%
Pennsylvania Turnpike Commission, Revenue Bonds	A1	5.000%	12/01/43	870	885,216

South Carolina — 0.3%
South Carolina State Public Service Authority, Revenue Bonds	A1	5.784%	12/01/41	1,000	1,003,040

TOTAL MUNICIPAL BONDS (cost $9,645,551)					9,419,122

SOVEREIGN BOND — 0.1%
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN (cost $514,902)	Baa1	4.750%	03/08/44	500	452,500

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds	2.875%	05/15/43		3,675	$3,119,156
U.S. Treasury Notes	1.375%	09/30/18		2,100	2,098,524
U.S. Treasury Notes	2.375%	02/28/15	(k)	500	515,273
U.S. Treasury Notes	2.500%	08/15/23		445	440,481

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,171,694)					6,173,434

TOTAL LONG-TERM INVESTMENTS (cost $331,721,390)					327,469,630

				Shares
SHORT-TERM INVESTMENT — 4.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,820,059)(w)				15,820,059	15,820,059

TOTAL INVESTMENTS — 103.8% (cost $347,541,449)					343,289,689
Liabilities in excess of other assets(x) — (3.8)%					(12,503,402)

NET ASSETS — 100.0%					$330,786,287

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
MTN	Medium Term Note
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $8,280,496. The aggregate value of $8,071,739 is approximately 2.4% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)(2)

Long Positions:
56	2 Year U.S. Treasury Notes	Dec. 2013	$12,296,562	$12,334,875	$38,313
322	5 Year U.S. Treasury Notes	Dec. 2013	38,525,373	38,977,094	451,721
44	U.S. Long Bond	Dec. 2013	5,763,188	5,868,500	105,312

					595,346

Short Positions:
247	10 Year U.S. Treasury Notes	Dec. 2013	30,755,453	31,218,484	(463,031)
170	U.S. Ultra Treasury Bond	Dec. 2013	23,485,289	24,155,938	(670,649)

					(1,133,680)

					$(538,334)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

(2)	Cash of $230,000 and U.S. Treasury Notes with market value of $288,554 has been segregated to cover requirement for open futures contracts as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$19,404,295	$2,524,965
Corporate Bonds	—	278,420,864	9,498,384
Foreign Agency	—	1,576,066	—
Municipal Bonds	—	9,419,122	—
Sovereign Bond	—	452,500	—
U.S. Treasury Obligations	—	6,173,434	—
Affiliated Money Market Mutual Fund	15,820,059	—	—
Other Financial Instruments*
Futures	(538,334)	—	—

Total	$15,281,725	$315,446,281	$12,023,349

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 02/25/2013^	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(141,762)
Purchases	12,165,175
Sales	—
Accrued discount/premium	(64)
Transfers in and/or out of Level 3	—

Balance as of 09/30/2013	$12,023,349

^	Commencement of operations.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, ($141,762) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker quote/dealer and the cost of the investment.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Air Freight & Logistics — 6.6%
Expeditors International of Washington, Inc.	1,488,257	$65,572,603
United Parcel Service, Inc. (Class B Stock)	764,906	69,889,461

		135,462,064

Beverages — 6.5%
Coca-Cola Co. (The)	1,061,280	40,201,286
Diageo PLC (United Kingdom), ADR	61,273	7,786,573
Monster Beverage Corp.*(a)	739,073	38,616,564
SABMiller PLC, ADR	936,844	47,516,728

		134,121,151

Biotechnology — 2.5%
Amgen, Inc.	467,218	52,300,383

Capital Markets — 6.8%
Franklin Resources, Inc.	570,620	28,844,841
Greenhill & Co., Inc.	419,742	20,936,731
Legg Mason, Inc.	929,082	31,068,502
SEI Investments Co.	1,909,642	59,027,034

		139,877,108

Communications Equipment — 9.3%
Cisco Systems, Inc.	4,596,180	107,642,536
QUALCOMM, Inc.	1,249,828	84,188,414

		191,830,950

Consumer Finance — 2.9%
American Express Co.	791,709	59,789,864

Energy Equipment & Services — 3.3%
Schlumberger Ltd. (United Kingdom)	779,805	68,903,570

Food Products — 3.5%
Danone SA (France), ADR	4,867,879	73,212,900

Healthcare Equipment & Supplies — 6.3%
Varian Medical Systems, Inc.*(a)	648,670	48,475,109
Zimmer Holdings, Inc.	993,945	81,642,642

		130,117,751

Household Products — 3.9%
Clorox Co. (The)(a)	309,051	25,255,648
Procter & Gamble Co. (The)	746,481	56,426,499

		81,682,147

Internet & Catalog Retail — 5.9%
Amazon.com, Inc.*	391,233	122,315,085

Internet Software & Services — 11.1%
Facebook, Inc. (Class A Stock)*	2,051,001	103,042,290
Google, Inc. (Class A Stock)*	143,372	125,580,969

		228,623,259

IT Services — 6.4%
Automatic Data Processing, Inc.	420,643	30,446,140
Visa, Inc. (Class A Stock)(a)	533,321	101,917,643

		132,363,783

Pharmaceuticals — 4.9%
Merck & Co., Inc.	704,613	33,546,625

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Novartis AG (Switzerland), ADR(a)	873,964	$67,041,778

		100,588,403

Semiconductors & Semiconductor Equipment — 3.8%
Altera Corp.(a)	168,350	6,255,886
Analog Devices, Inc.	201,329	9,472,530
ARM Holdings PLC (United Kingdom), ADR(a)	1,312,449	63,155,046

		78,883,462

Software — 11.3%
Autodesk, Inc.*	1,308,056	53,852,666
FactSet Research Systems, Inc.(a)	415,928	45,377,745
Microsoft Corp.	1,363,821	45,428,878
Oracle Corp.	2,665,784	88,424,055

		233,083,344

Specialty Retail — 3.9%
Lowe’s Cos., Inc.	1,701,094	80,989,085

TOTAL LONG-TERM INVESTMENTS (cost $1,921,464,378)		2,044,144,309

SHORT-TERM INVESTMENT — 8.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $183,122,408; includes $161,360,096 of cash collateral for securities on loan)(b)(w)	183,122,408	183,122,408

TOTAL INVESTMENTS — 107.8% (cost $2,104,586,786)		2,227,266,717
Liabilities in excess of other assets — (7.8)%		(160,283,510)

NET ASSETS — 100.0%		$2,066,983,207

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $156,375,002; cash collateral of $161,360,096 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,044,144,309	$—	$—
Affiliated Money Market Mutual Fund	183,122,408	—	—

Total	$2,227,266,717	$—	$—

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 111.8%

ASSET-BACKED SECURITIES — 10.9%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16		4,630	$4,643,957
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%		04/15/16		5,435	5,441,915
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/22/14		4,296	4,296,396
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	Aaa	0.520%		05/20/15		3,455	3,450,353
American Express Credit Account Master Trust, Series 2007-2, Class A	Aaa	0.232	%(c)	09/15/16		7,700	7,695,480
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A3	AAA(d)	1.170%		05/09/16		2,714	2,719,735
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class A2	Aaa	1.190%		08/08/15		549	548,702
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15		1,879	1,880,055
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class A2	Aaa	0.710%		12/08/15		1,439	1,439,299
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A2	AAA(d)	0.490%		04/08/16		7,111	7,109,392
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A2	AAA(d)	0.490%		06/08/16		4,060	4,057,962
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2	Aaa	0.680%		10/11/16		2,730	2,731,136
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	Aaa	0.740%		11/08/16		2,660	2,662,003
BA Credit Card Trust, Series 2007-A6, Class A6	Aaa	0.242	%(c)	09/15/16		4,350	4,349,287
Bank One Issuance Trust, Series 2004-A3, Class A3	Aaa	0.352	%(c)	02/15/17		2,345	2,343,572
Capital Auto Receivables Asset Trust, Series 2013-1, Class A1	Aaa	0.470%		03/20/15		5,185	5,180,671
Capital One Multi-Asset Execution Trust, Series 2004-A1, Class A1	Aaa	0.392	%(c)	12/15/16		2,735	2,734,551
CarMax Auto Owner Trust, Series 2011-1, Class A3	Aaa	1.290%		09/15/15		1,123	1,125,098
CarMax Auto Owner Trust, Series 2012-1, Class A2	AAA(d)	0.590%		03/16/15		539	539,505
CarMax Auto Owner Trust, Series 2012-2, Class A2	Aaa	0.640%		05/15/15		1,954	1,954,342
CarMax Auto Owner Trust, Series 2012-3, Class A2	Aaa	0.430%		09/15/15		6,502	6,498,557
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1D	Aa1	0.514	%(c)	06/25/35	(g)	181	181,203
Chase Issuance Trust, Series 2011-A3, Class A3	AAA(d)	0.302	%(c)	12/15/15		9,070	9,070,580
Chase Issuance Trust, Series 2012-A1, Class A1	AAA(d)	0.282	%(c)	05/16/16		10,900	10,901,014
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10	Aaa	4.750%		12/10/15		2,700	2,723,155
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4	Aaa	4.900%		06/23/16		9,189	9,487,459
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.932	%(c)	08/15/18		8,500	8,678,024
Discover Card Execution Note Trust, Series 2011-A3, Class A	Aaa	0.392	%(c)	03/15/17		5,700	5,702,212
Discover Card Execution Note Trust, Series 2012-A2, Class A2	Aaa	0.332	%(c)	10/17/16		5,135	5,136,967
Discover Card Master Trust, Series 2011-A1, Class A1	Aaa	0.532	%(c)	08/15/16		9,000	9,009,864

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Discover Card Master Trust, Series 2012-B3, Class B3	A1	0.632	%(c)	05/15/18		3,650	$3,605,229
Discover Card Master Trust I, Series 2007-2, Class A	Aaa	0.262	%(c)	09/15/16		5,310	5,306,777
Dryrock Issuance Trust, Series 2012-1, Class A	Aaa	0.332	%(c)	08/15/17		3,250	3,243,208
Dryrock Issuance Trust, Series 2012-2, Class A	Aaa	0.640%		08/15/18		3,000	2,989,464
GE Capital Credit Card Master Note Trust, Series 2011-1, Class A	Aaa	0.732	%(c)	01/15/17		2,660	2,662,370
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class A1, 144A	AAA(d)	1.340%		10/15/43	(g)	3,040	3,040,912
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class B1, 144A	AA(d)	1.740%		10/15/43	(g)	1,420	1,420,426
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class B2, 144A	AA(d)	2.480%		10/15/45	(g)	1,420	1,434,626
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class D2, 144A	BBB(d)	4.940%		10/15/45	(g)	590	613,069
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class B2, 144A	AA(d)	1.744%		01/16/46	(g)	2,600	2,574,780
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class B2, 144A	AA(d)	1.495%		05/16/44		2,500	2,483,500
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class C2, 144A	A(d)	1.843%		05/16/44		2,250	2,240,775
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 144A	AAA(d)	1.793%		05/15/46		2,000	1,968,200
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6, 144A	AAA(d)	1.287%		09/15/44	(g)	3,275	3,275,000
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16		4,360	4,371,371
Huntington Auto Trust, Series 2012-2, Class A2	Aaa	0.380%		09/15/15		2,616	2,614,901
Hyundai Auto Lease Securitization Trust, Series 2011-A, Class A3, 144A	Aaa	1.020%		08/15/14		406	406,409
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A2, 144A	Aaa	0.680%		01/15/15		662	662,215
Hyundai Auto Receivables Trust, Series 2010-B, Class A3	Aaa	0.970%		04/15/15		448	448,363
Hyundai Auto Receivables Trust, Series 2013-C, Class A2	Aaa	0.570%		06/15/16		7,685	7,687,498
Illinois Student Assistance Commission, Series 2010-1, Class A2	AA+(d)	1.316	%(c)	04/25/22		1,509	1,518,636
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 144A	Aaa	0.660%		02/16/16		4,090	4,091,145
Nationstar Mortgage Advance Receivable Trust, Series 2013-T1A, Class A1, 144A	AAA(d)	1.080%		06/20/44	(g)	2,750	2,748,974
Nationstar Mortgage Advance Receivable Trust, Series 2013-T1A, Class B1, 144A	AA(d)	1.379%		06/20/44	(g)	1,100	1,099,595
Nationstar Mortgage Advance Receivable Trust, Series 2013-T1A, Class C1, 144A	A(d)	1.594%		06/20/44	(g)	850	849,185
Nationstar Mortgage Advance Receivable Trust, Series 2013-T3A, Class A3, 144A	AAA(d)	2.438%		06/20/48	(g)	2,750	2,716,678
Nissan Auto Lease Trust, Series 2011-B, Class A3	Aaa	0.920%		02/16/15		664	665,113
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A2	Aaa	0.540%		10/15/14		394	394,235
Santander Drive Auto Receivables Trust, Series 2011-4, Class A2	Aaa	1.370%		03/16/15		3	2,526
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2	Aaa	1.250%		04/15/15		377	377,552
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15		942	941,943

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Santander Drive Auto Receivables Trust, Series 2012-3, Class A2	Aaa	0.830%		04/15/15		1,465	$1,464,717
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2	Aaa	0.790%		08/17/15		1,525	1,525,565
Santander Drive Auto Receivables Trust, Series 2012-4, Class A3	Aaa	1.040%		08/15/16		3,120	3,132,655
Santander Drive Auto Receivables Trust, Series 2012-AA, Class A2, 144A	Aaa	0.550%		02/16/16		5,923	5,921,855
Santander Drive Auto Receivables Trust, Series 2013-1, Class A2	AAA(d)	0.480%		02/16/16		2,927	2,925,509
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2	Aaa	0.470%		03/15/16		2,648	2,646,255
Santander Drive Auto Receivables Trust, Series 2013-3, Class A2	AAA(d)	0.550%		09/15/16		4,770	4,765,955
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	Aaa	3.432	%(c)	05/16/44		4,352	4,580,192
SLM Student Loan Trust, Series 2010-C, Class A1, 144A	Aaa	1.832	%(c)	12/15/17		491	491,016
SLM Student Loan Trust, Series 2011-1, Class A1	Aaa	0.699	%(c)	03/25/26		849	849,481
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	Aaa	1.282	%(c)	08/15/23		3,469	3,483,578
Structured Asset Securities Corp., Series 2005-WF1, Class A3	A1	0.514	%(c)	02/25/35	(g)	2,132	2,047,074
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A2	Aaa	0.480%		02/15/16		3,515	3,516,174
Volkswagen Auto Lease Trust, Series 2012-A, Class A3	AAA(d)	0.870%		07/20/15		4,480	4,492,392
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A3	Aaa	1.490%		10/15/14		222	221,682

TOTAL ASSET-BACKED SECURITIES (cost $245,029,069)							244,811,221

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	Aa3	5.347%		12/10/46		4,010	4,395,553
Commercial Mortgage Pass-Through Certificates, Series 2007-FL14, Class AJ, 144A	A1	0.362	%(c)	06/15/22		4,083	4,024,557
Commercial Mortgage Pass-Through Certificates, Series 2013-LC13, Class A2	Aaa	3.009%		08/10/46		9,580	9,867,091
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class AM	Aaa	3.282%		01/10/46		5,290	5,026,875
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39		775	794,433
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.680%		07/10/39		1,244	1,250,542
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3	Aaa	2.773%		11/10/45		4,835	4,535,259
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.798	%(c)	06/15/49		2,323	2,378,114
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4B, 144A	A1	5.715	%(c)	03/18/51		5,285	5,887,490
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class AS	AAA(d)	3.372%		12/15/47		10,020	9,505,824
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class B, 144A	Aa3	4.365	%(c)	08/10/49		3,600	3,586,180
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	A2	5.795	%(c)	07/15/45		5,670	6,197,151

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	Aaa	5.246%		12/15/43		886	$888,996

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $57,762,414)							58,338,065

CORPORATE BONDS — 28.2%

Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	4.000%		03/15/22		2,846	2,747,369

Aerospace & Defense — 0.1%
Embraer SA (Brazil), Sr. Unsec’d. Notes	Baa3	5.150%		06/15/22		1,400	1,358,000

Agriculture — 0.6%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%		11/10/38		4,031	6,017,400
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	(a)	3,000	3,637,389
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		05/01/40	(a)	2,821	3,408,733

							13,063,522

Auto Parts & Equipment — 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	8.000%		10/01/19		6,170	7,709,014

Automobile Manufacturers — 0.1%
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa1	3.625%		06/14/16		2,180	2,278,150

Banking — 5.0%
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%		02/08/22		600	580,315
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.625%		07/01/20		700	784,293
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%		01/05/21		1,750	1,983,340
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19		12,500	15,328,288
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	BBB+(d)	5.000%		08/26/22	(a)	1,200	1,152,000
Cie de Financement Foncier SA (France), Covered Bonds, 144A	Aaa	1.016	%(c)	04/17/14		5,000	5,012,410
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19		2,696	3,443,444
Discover Bank, Sub. Notes	Ba1	8.700%		11/18/19		2,203	2,786,456
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.100%		10/14/15		6,630	6,811,662
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	3.750%		10/20/16		2,000	2,116,674
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21		2,883	3,111,204
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	7.500%		02/15/19		11,011	13,304,250
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.950%		01/15/27		2,453	2,584,925
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%		12/15/20	(a)	2,100	2,488,103
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%		08/15/21		12,162	12,598,263
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, 144A	Baa3	6.500%		09/14/20		5,232	5,775,652
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	Baa2	6.625%		04/07/21		3,248	3,541,294
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%		04/28/15		2,350	2,521,216
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.250%		08/28/17		5,286	6,015,246
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	7.300%		05/13/19		7,092	8,485,890
Morgan Stanley, Sub. Notes, MTN	Baa2	4.100%		05/22/23		715	666,893

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.125%	09/22/16	(a)	4,740	$4,876,982
Sberbank of Russia Via Sb Capital SA (Luxembourg), Sub. Notes, 144A	NR	5.250%	05/23/23	(a)	875	800,800
SVB Financial Group, Sr. Unsec’d. Notes	A3	5.375%	09/15/20	(a)	4,615	5,079,117
Turkiye Halk Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Baa2	3.875%	02/05/20	(a)	1,550	1,383,375

						113,232,092

Beverages — 0.7%
Corp. Lindley SA (Peru), Sr. Unsec’d. Notes, 144A	BB+(d)	4.625%	04/12/23		2,150	1,945,750
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	BBB(d)	5.000%	10/01/23		5,750	5,775,169
Fomento Economico Mexicano SAB De CV (Mexico), Sr. Unsec’d. Notes	BBB+(d)	2.875%	05/10/23		3,850	3,425,584
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.750%	04/07/21		3,700	4,127,365

						15,273,868

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	02/01/39		4,909	5,492,670
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	6.000%	03/01/20		1,950	2,195,862

						7,688,532

Building Materials — 0.2%
Owens Corning, Gtd. Notes	Ba1	9.000%	06/15/19		2,851	3,467,061
Votorantim Overseas IV (Cayman Islands), Gtd. Notes, 144A	BBB(d)	7.750%	06/24/20		500	571,250

						4,038,311

Chemicals — 1.1%
Airgas, Inc., Gtd. Notes	BBB-(d)	7.125%	10/01/18		1,580	1,636,295
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20		5,366	6,290,905
Methanex Corp. (Canada), Sr. Unsec’d. Notes	Baa3	5.250%	03/01/22		6,370	6,607,582
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	Ba1	6.750%	09/19/42		900	837,000
Montell Finance Co. BV (Netherlands), Gtd. Notes, 144A	BBB-(d)	8.100%	03/15/27	(a)	4,589	5,794,539
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300%	01/15/28		336	394,629
NewMarket Corp., Gtd. Notes	Baa3	4.100%	12/15/22		2,725	2,630,077

						24,191,027

Commercial Banks — 0.8%
PKO Finance AB (Poland), Sr. Unsec’d. Notes, 144A	A2	4.630%	09/26/22		2,500	2,454,375
Sparebank 1 Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.300%	06/30/17	(a)	6,680	6,852,344
Zions Bancorporation, Sr. Unsec’d. Notes	BBB-(d)	4.500%	03/27/17		4,675	4,908,619
Zions Bancorporation, Sr. Unsec’d. Notes	BBB-(d)	4.500%	06/13/23		2,942	2,917,378

						17,132,716

Commercial Services — 0.3%
Moody’s Corp., Sr. Unsec’d. Notes	BBB+(d)	4.875%	02/15/24		1,800	1,803,920
Total System Services Inc., Sr. Unsec’d. Notes	Baa3	3.750%	06/01/23		1,750	1,619,776

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Verisk Analytics, Inc., Gtd. Notes	Ba1	4.125%	09/12/22		1,161	$1,147,106
Verisk Analytics, Inc., Gtd. Notes	Ba1	4.875%	01/15/19		900	970,232
Verisk Analytics, Inc., Gtd. Notes	Ba1	5.800%	05/01/21	(a)	1,200	1,326,154

						6,867,188

Computers — 0.2%
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	6.125%	03/01/14		4,340	4,434,169

Containers & Packaging — 0.2%
Rock-Tenn Co., Gtd. Notes	Ba1	4.900%	03/01/22	(a)	4,745	4,904,299

Diversified Financial Services — 3.1%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	BBB-(d)	7.000%	06/30/35		1,435	1,522,794
Associates Corp. of North America, Sr. Unsec’d. Notes	Baa2	6.950%	11/01/18		1,305	1,550,156
Credit Suisse AG (Switzerland), Covered Bonds, 144A	Aaa	1.625%	03/06/15		4,310	4,373,788
FMR LLC, Bonds, 144A	A2	7.570%	06/15/29		6,125	7,652,397
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.750%	03/15/32		14,323	17,084,474
Hyundai Capital America, Gtd. Notes, 144A	Baa1	3.750%	04/06/16		175	183,689
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes, 144A	Baa1	4.375%	07/27/16	(a)	1,600	1,708,350
Jefferies Group, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/15/21		1,084	1,202,340
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	6.850%	06/15/17		850	963,441
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	7.125%	05/15/15		4,700	5,087,083
Merrill Lynch & Co., Inc., Sub. Notes	Baa3	5.700%	05/02/17		1,320	1,457,124
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.250%	01/16/18		1,885	2,041,704
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.550%	01/15/20		5,000	5,355,580
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.600%	08/15/19		6,085	7,684,546
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.125%	07/11/21		4,479	4,356,723
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	8.750%	03/01/19		5,201	6,633,558

						68,857,747

Diversified Machinery
AGCO Corp., Sr. Unsec’d. Notes	Baa3	5.875%	12/01/21		481	522,374

Diversified Operations — 0.1%
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	Baa3	7.250%	04/05/41		2,150	1,969,938

Electric — 1.4%
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	A2	4.250%	04/03/22		1,600	1,598,400
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.400%	09/15/20		4,270	4,923,494
Entergy Corp., Sr. Unsec’d. Notes	Baa3	5.125%	09/15/20		7,641	7,947,526
PPL WEM Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	05/01/21		8,624	9,382,179
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18		5,710	6,873,441

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Texas-New Mexico Power Co., First Mortgage, 144A	A3	9.500%	04/01/19		625	$822,336

						31,547,376

Electric–Integrated — 0.1%
Black Hills Corp., Sr. Unsec’d. Notes	Baa2	9.000%	05/15/14		2,000	2,093,270

Electronic Components & Equipment — 0.2%
Energizer Holdings, Inc., Gtd. Notes	Baa3	4.700%	05/19/21		1,890	1,942,689
PerkinElmer, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	11/15/21		2,754	2,843,048

						4,785,737

Engineering & Construction — 0.2%
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	7.125%	06/26/42		2,800	2,667,000
URS Corp, Gtd. Notes, 144A	Baa3	5.500%	04/01/22		2,155	2,168,277

						4,835,277

Foods — 0.6%
Alicorp SA (Peru), Sr. Unsec’d. Notes, 144A	Baa2	3.875%	03/20/23	(a)	2,950	2,610,750
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa3	3.950%	05/22/23		4,250	3,655,000
Cencosud SA (Chile), Gtd. Notes, 144A	Baa3	4.875%	01/20/23		4,000	3,786,924
Flowers Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.375%	04/01/22		1,201	1,189,056
Grupo Bimbo SAB de CV (Mexico), Gtd. Notes, 144A	Baa2	4.875%	06/30/20		1,575	1,644,543

						12,886,273

Healthcare Services
Dignity Health, Unsec’d. Notes	A3	4.500%	11/01/42		1,359	1,121,676

Holding Companies–Diversified
KOC Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	3.500%	04/24/20		1,000	851,500

Hotels & Motels — 0.2%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	6.875%	08/15/19		4,043	4,675,576

Household Products/Wares — 0.2%
Tupperware Brands Corp., Gtd. Notes	Baa3	4.750%	06/01/21		3,518	3,569,053

Insurance — 0.8%
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.600%	05/15/17		3,000	3,346,740
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19		5,989	7,157,011
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	9.250%	04/15/19		648	840,023
Trinity Acquisition PLC (United Kingdom), Gtd. Notes	Baa3	6.125%	08/15/43		2,500	2,443,873
Willis North America, Inc., Gtd. Notes	Baa3	7.000%	09/29/19		2,726	3,181,425

						16,969,072

Investment Companies
Oaktree Capital Management LP, Sr. Unsec’d. Notes, 144A	A-(d)	6.750%	12/02/19		943	1,064,708

Leisure — 0.2%
Carnival PLC (United Kingdom), Gtd. Notes	Baa1	7.875%	06/01/27		3,275	4,044,579

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Manufacturing — 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	6.375%	02/01/29	1,723	$1,879,130
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	7.450%	07/16/31	2,889	3,525,715
Hillenbrand, Inc., Sr. Unsec’d. Notes	Baa3	5.500%	07/15/20	4,671	4,978,422

					10,383,267

Media — 1.1%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.000%	03/01/21	5,293	5,418,719
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.875%	04/11/22	5,625	5,400,000
News America, Inc., Gtd. Notes	Baa1	6.200%	12/15/34	1,713	1,854,645
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	1,980	2,301,653
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37	3,629	3,339,137
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.300%	07/01/38	4,722	4,698,791
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	1,968	2,449,457

					25,462,402

Metals & Mining — 1.2%
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.950%	12/15/25	2,790	2,926,130
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	Baa3	5.875%	08/15/23	970	981,074
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	Baa3	9.375%	06/01/19	5,343	6,515,073
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa2	9.375%	04/08/19	6,749	8,449,633
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.100%	05/01/23	1,763	1,552,494
Barrick North America Finance LLC, Gtd. Notes	Baa2	4.400%	05/30/21	2,025	1,881,506
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	5.250%	11/08/42	1,525	1,229,894
Valmont Industries, Inc., Gtd. Notes	Baa2	6.625%	04/20/20	3,871	4,454,205

					27,990,009

Oil & Gas — 2.4%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	7.000%	07/15/38	725	897,125
Canadian Oil Sands Ltd. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	05/15/19	5,825	7,070,601
CNOOC Curtis Funding No 1 Pty Ltd. (Australia), Gtd. Notes, 144A	Aa3	4.500%	10/03/23	2,500	2,521,886
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	Baa2	5.875%	09/18/23	2,750	2,860,000
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	A3	5.700%	10/01/40	8,067	7,652,695
Kerr-McGee Corp., Gtd. Notes	Baa3	7.125%	10/15/27	1,807	2,165,028
Petrohawk Energy Corp., Gtd. Notes	Baa3	6.250%	06/01/19	1,000	1,096,250
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	2,983	3,236,555
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15	3,000	3,060,324
Petrohawk Energy Corp., Gtd. Notes	Baa3	10.500%	08/01/14	3,432	3,546,286
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19	400	513,000
Petronas Global Sukuk Ltd. (Malaysia), Gtd. Notes, 144A	A1	4.250%	08/12/14	1,980	2,034,933
Pride International, Inc., Gtd. Notes	Baa1	8.500%	06/15/19	2,583	3,275,569
Rowan Cos., Inc., Gtd. Notes	Baa3	7.875%	08/01/19	5,000	6,026,865
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	749	751,010
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	6.375%	12/15/21	3,602	4,003,868
Valero Energy Corp., Gtd. Notes	Baa2	10.500%	03/15/39	1,706	2,508,956

					53,220,951

Oil Field Equipment & Services — 0.3%
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	4.500%	04/15/22	337	333,532

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil Field Equipment & Services (cont’d.)
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19		1,346	$1,694,621
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.875%	03/01/39		3,656	4,933,044

						6,961,197

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa2	8.875%	05/15/31		5,350	7,391,207
Plum Creek Timberlands LP, Gtd. Notes	Baa2	4.700%	03/15/21		2,799	2,884,563

						10,275,770

Pipelines — 1.5%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.670%	03/05/14		1,700	1,734,000
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	Baa2	9.875%	03/01/19		4,625	6,061,508
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	7.500%	07/01/38		1,748	2,018,197
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.000%	04/15/19		3,500	4,420,518
Enterprise Products Operating LLC, Gtd. Notes	Baa1	7.550%	04/15/38		1,122	1,427,543
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	BBB-(d)	6.450%	05/01/21	(g)	5,750	6,041,899
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.400%	03/15/31		1,850	2,178,410
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	Baa3	6.000%	04/01/22		2,500	2,719,228
Spectra Energy Capital LLC, Gtd. Notes	Baa2	5.500%	03/01/14		800	814,943
Tennessee Gas Pipeline Co. LLC, Sr. Unsec’d. Notes	Baa1	8.375%	06/15/32		2,172	2,858,180
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%	03/15/32		3,337	4,066,488

						34,340,914

Real Estate Investment Trusts — 1.0%
American Tower Corp., Sr. Unsec’d. Notes	Baa3	5.050%	09/01/20		4,984	5,169,878
Entertainment Properties Trust, Gtd. Notes	Baa2	7.750%	07/15/20		3,484	3,939,826
EPR Properties, Gtd. Notes	Baa2	5.250%	07/15/23		1,920	1,864,055
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A	Baa2	6.375%	11/12/20		3,600	3,988,148
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	Baa3	5.250%	03/15/22		4,317	4,480,938
Potlatch Corp., Gtd. Notes	Baa3	7.500%	11/01/19		1,000	1,110,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa3	7.375%	10/01/19		830	1,012,107

						21,564,952

Retail — 0.8%
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	02/01/21		2,662	2,790,316
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20		12,450	13,527,261
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	BBB(d)	3.750%	04/30/23		1,000	887,500

						17,205,077

Savings & Loan — 0.3%
First Niagara Financial Group, Inc., Sub. Notes	Baa3	7.250%	12/15/21		6,190	7,199,589

Software — 0.1%
Dun & Bradstreet Corp. (The), Sr. Unsec’d. Notes	BBB(d)	4.375%	12/01/22		2,315	2,273,367
Fidelity National Information Services, Inc., Gtd. Notes	Baa3	5.000%	03/15/22		1,004	1,018,558

						3,291,925

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications — 0.9%
GTE Corp., Gtd. Notes	Baa2	6.940%	04/15/28	4,281	$4,907,512
Juniper Networks, Inc., Sr. Unsec’d. Notes	Baa2	4.600%	03/15/21	1,825	1,864,540
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/23	10,010	10,728,578
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.750%	12/01/30	1,584	1,947,872

					19,448,502

Transportation — 0.5%
Viterra, Inc. (Canada), Gtd. Notes, 144A	Baa2	5.950%	08/01/20	10,919	11,404,590

TOTAL CORPORATE BONDS (cost $637,319,748)					633,461,558

FOREIGN GOVERNMENT BONDS — 1.2%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	Aa3	4.138%	01/03/23	2,300	2,208,000
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	Baa1	6.950%	11/20/29	1,650	1,831,500
Government of Aruba (Aruba), Sr. Unsec’d. Notes, 144A	BBB+(d)	4.625%	09/14/23	1,000	950,000
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	Aa3	5.950%	11/24/19	2,550	2,838,150
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	2.875%	11/09/15	3,050	3,137,974
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14	1,960	2,025,709
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	4.000%	10/02/23	1,520	1,510,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	Baa2	4.300%	04/29/53	600	463,500
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	3.300%	11/21/22	2,500	2,062,500
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	3.125%	01/20/17	1,200	1,254,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	500	498,750
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	4.000%	02/26/24	1,000	980,000
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.625%	04/29/15	4,300	4,467,700
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	4.875%	09/16/23	1,950	1,993,875
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	Baa3	4.500%	08/14/24	248	251,720

TOTAL FOREIGN GOVERNMENT BONDS (cost $26,663,474)					26,473,878

MUNICIPAL BONDS — 1.7%

California — 0.6%
City of San Francisco CA Public Utilities Commission Water Revenue, Revenue Bonds	Aa3	6.000%	11/01/40	1,060	1,184,296
City of San Francisco CA Public Utilities Commission Water Revenue, Series DE, Revenue Bonds	Aa3	6.000%	11/01/40	1,295	1,457,523
Metropolitan Water District of Southern California, Revenue Bonds	Aa1	6.538%	07/01/39	2,650	2,912,377

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California (cont’d.)
Metropolitan Water District of Southern California, Revenue Bonds	Aa1	6.947%	07/01/40	1,575	$1,762,142
San Diego County Regional Airport Authority, Revenue Bonds	A2	6.628%	07/01/40	4,000	4,279,120
University of California, Revenue Bonds	Aa1	6.270%	05/15/31	1,370	1,493,506

					13,088,964

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	Baa2	7.055%	04/01/57	1,921	1,926,744

Illinois — 0.1%
City of Chicago IL O’Hare International Airport, Revenue Bonds	A2	6.845%	01/01/38	650	693,180
City of Chicago IL Waterworks, Revenue Bonds	A2	6.742%	11/01/40	1,650	1,847,852

					2,541,032

Massachusetts
University of Massachusetts Building Authority, Revenue Bonds	Aa2	6.573%	05/01/39	1,100	1,185,591

Nevada — 0.1%
County of Clark NV Airport System Revenue, Revenue Bonds	Aa2	6.881%	07/01/42	2,750	2,965,683

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.790%	06/15/41	1,290	1,331,048
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.124%	06/15/42	720	755,546
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.282%	06/15/42	1,750	1,858,133
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.491%	06/15/42	750	802,418

					4,747,145

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds	A3	7.834%	02/15/41	1,500	1,881,285

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds	Aa2	6.731%	07/01/43	3,185	3,536,751

Texas — 0.2%
City of Houston TX, General Obligation Ltd.	Aa2	6.290%	03/01/32	2,100	2,377,389
Dallas Convention Center Hotel Development Corp., Revenue Bonds	A1	7.088%	01/01/42	1,961	2,295,292

					4,672,681

Washington — 0.1%
Metropolitan Washington Airports Authority, Revenue Bonds	Baa1	7.462%	10/01/46	2,500	2,884,250

TOTAL MUNICIPAL BONDS (cost $40,689,169)					39,430,126

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.1%
Bear Stearns ALT-A Trust, Series 2004-8, Class 1A	Baa2	0.884	%(c)	09/25/34(g)		4,419	$4,233,101
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1, 144A	AAA(d)	2.130	%(c)	02/25/43(g)		3,883	3,660,026
Deutsche Mortgage Securities, Inc., Series 2009-RS2, Class 4A1, 144A	AA+(d)	0.314	%(c)	04/26/37(g)		1,893	1,860,288
Fosse Master Issuer PLC (United Kingdom), Series 2012-1A, Class 2A2, 144A	Aaa	1.666	%(c)	10/18/54(g)		1,500	1,520,739
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A3	Aaa	0.260	%(c)	12/20/54(g)		2,431	2,392,046
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	Aaa	0.380	%(c)	12/20/54(g)		2,502	2,464,109
Holmes Master Issuer PLC (United Kingdom), Series 2010-1A, Class A2, 144A	Aaa	1.668	%(c)	10/15/54(g)		2,013	2,020,485
Sequoia Mortgage Trust, Series 2012-3, Class A1	Aaa	3.500	%(c)	07/25/42(g)		1,101	1,078,414
Sequoia Mortgage Trust, Series 2012-4, Class A3	Aaa	2.069	%(c)	09/25/42(g)		3,210	2,954,937
Sequoia Mortgage Trust, Series 2012-5, Class A1	Aaa	2.500	%(c)	11/25/42(g)		1,293	1,245,358
Sequoia Mortgage Trust, Series 2012-6, Class A2	Aaa	1.808	%(c)	12/25/42(g)		4,478	4,169,212
Sequoia Mortgage Trust, Series 2013-1, Class 2A1	Aaa	1.855	%(c)	02/25/43(g)		1,934	1,689,282
Sequoia Mortgage Trust, Series 2013-2, Class A1	AAA(d)	1.874	%(c)	02/25/43(g)		5,502	4,801,136
Silverstone Master Issuer PLC (United Kingdom), Series 2011-1A, Class 1A, 144A	Aaa	1.816	%(c)	01/21/55(g)		2,850	2,877,819
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	AAA(d)	1.570	%(c)	12/25/59(g)		4,281	4,239,549
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 144A	AAA(d)	1.270	%(c)	06/25/58(g)		5,462	5,366,339

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $48,588,928)							46,572,840

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.5%
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	(a)	76,768	74,717,987
Federal Home Loan Mortgage Corp.		3.000%		TBA		63,000	65,116,409
Federal Home Loan Mortgage Corp.		3.500%		TBA		51,960	52,739,400
Federal Home Loan Mortgage Corp.		5.000%		09/01/20-06/01/26		14,427	15,512,626
Federal Home Loan Mortgage Corp.		5.500%		11/01/35		3,077	3,336,124
Federal National Mortgage Assoc.		1.875%		09/18/18	(a)	12,820	12,958,584
Federal National Mortgage Assoc.		3.500%		TBA		44,000	44,790,627
Federal National Mortgage Assoc.		4.500%		11/01/18		12,550	13,339,902
Federal National Mortgage Assoc.		4.500%		TBA		60,000	64,078,128
Federal National Mortgage Assoc.		5.500%		10/01/35-10/01/38		53,831	58,728,853
Federal National Mortgage Assoc.		5.500%		TBA		167,300	182,208,563
Government National Mortgage Assoc.		3.500%		TBA		22,000	22,615,314
Government National Mortgage Assoc.		4.000%		TBA		87,000	91,757,813
Tennessee Valley Authority		3.500%		12/15/42	(a)	6,345	5,168,840

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $699,297,277)							707,069,170

U.S. TREASURY OBLIGATIONS — 33.6%
U.S. Treasury Bonds		2.875%		05/15/43	(a)	110,732	93,983,785
U.S. Treasury Notes		0.125%		12/31/13		44,600	44,608,697

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.250%	04/15/16		62,135	$61,780,644
U.S. Treasury Notes	0.375%	03/15/15		298,025	298,735,194
U.S. Treasury Notes	0.625%	07/15/14	(a)	90,443	90,817,524
U.S. Treasury Notes	1.500%	08/31/18	(a)	165,025	166,120,931
U.S. Treasury Notes	2.500%	08/15/23		33	32,665

TOTAL U.S. TREASURY OBLIGATIONS (cost $753,715,979)					756,079,440

TOTAL LONG-TERM INVESTMENTS (cost $2,509,066,058)					2,512,236,298

				Shares
SHORT-TERM INVESTMENT — 24.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $544,220,021; includes $271,611,235 of cash collateral for securities on loan)(b)(w)				544,220,021	544,220,021

TOTAL INVESTMENTS — 136.0% (cost $3,053,286,079)					3,056,456,319
Liabilities in excess of other assets — (36.0)%					(809,777,592)

NET ASSETS — 100.0%					$2,246,678,727

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poors
NASDAQ	National Association of Securities Dealers Automated Quotations
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $266,386,545; cash collateral of $271,611,235 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$234,153,581	$10,657,640
Commercial Mortgage-Backed Securities	—	48,470,974	9,867,091
Corporate Bonds	—	633,461,558	—
Foreign Government Bonds	—	26,473,878	—
Municipal Bonds	—	39,430,126	—
Residential Mortgage-Backed Securities	—	46,572,840	—
U.S. Government Agency Obligations	—	707,069,170	—
U.S. Treasury Obligations	—	756,079,440	—
Affiliated Money Market Mutual Fund	544,220,021	—	—

Total	$544,220,021	$2,491,711,567	$20,524,731

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 12/31/2012	$—	$—	$937,125	$4,388,540
Realized gain (loss)	—	—	73,324	—
Change in unrealized appreciation (depreciation)**	(22,097)	140	(48,571)	—
Purchases	7,429,235	9,867,090	955,122	—
Sales	—	—	(1,917,000)	—
Accrued discount/premium	278	(139)	—	—
Transfers in and/or out of Level 3	3,250,224	—	—	(4,388,540)

Balance as of 09/30/2013	$10,657,640	$9,867,091	$—	$—

** Of	which, $(21,957) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Asset-Backed Security transferred into level 3 as a result of being priced using a single broker quote and one Residential Mortgage-Backed Security transferred out of level 3 and into level 2 as a result of no longer being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer and the cost of the investment.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 97.1%
Austria — 0.5%
Erste Group Bank AG	82,460	$2,605,874

Bermuda — 0.2%
Credicorp Ltd.	8,564	1,100,131

Canada — 1.7%
Canadian National Railway Co.	82,279	8,340,622

Czech Republic — 0.3%
Komercni Banka A/S	7,284	1,620,848

Denmark — 1.0%
Carlsberg A/S (Class B Stock)	48,062	4,953,409

France — 8.6%
Air Liquide SA	20,435	2,847,363
Danone SA	117,244	8,827,741
Dassault Systemes SA	8,975	1,197,922
Legrand SA	118,679	6,586,316
LVMH Moet Hennessy Louis Vuitton SA	49,884	9,830,410
Pernod-Ricard SA	56,681	7,038,407
Schneider Electric SA	89,570	7,579,205

		43,907,364

Germany — 7.3%
Bayer AG	92,813	10,945,520
Brenntag AG	14,688	2,445,194
Deutsche Boerse AG	41,410	3,116,459
Linde AG	73,744	14,613,723
Merck KGaA	39,395	6,148,872

		37,269,768

India — 0.4%
ICICI Bank Ltd., ADR	71,100	2,167,128

Ireland — 1.9%
Accenture PLC (Class A Stock)	133,471	9,828,804

Israel — 0.4%
Check Point Software Technologies Ltd.*(a)	34,170	1,932,655

Italy — 0.4%
Saipem SpA	100,897	2,191,645

Japan — 2.1%
AEON Financial Service Co. Ltd.	1,200	37,799
Canon, Inc.	95,200	3,048,240
Hoya Corp.	171,300	4,052,053
INPEX Corp.	191,200	2,259,717
Lawson, Inc.	18,100	1,419,121

		10,816,930

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	163,400	1,018,137

Netherlands — 3.4%
Akzo Nobel NV	101,337	6,657,906
Heineken NV	150,973	10,695,962

		17,353,868

Russia — 0.3%
Sberbank of Russia, ADR	129,593	1,559,004

South Korea — 0.8%
Samsung Electronics Co. Ltd.	3,006	3,823,613

Sweden — 1.0%
Svenska Cellulosa AB SCA (Class B Stock)	196,593	4,953,998

	Shares	Value
COMMON STOCKS (Continued)
Switzerland — 8.6%
Adecco SA*	50,260	$3,585,349
Cie Financiere Richemont SA	66,777	6,690,777
Julius Baer Group Ltd.*	82,694	3,861,257
Kuehne & Nagel International AG	7,710	1,011,274
Nestle SA	185,232	12,916,990
Roche Holding AG	14,100	3,805,215
Sonova Holding AG*	26,721	3,325,265
Swiss Re AG*	44,165	3,659,091
UBS AG*	245,115	5,023,740

		43,878,958

United Kingdom — 11.2%
British Sky Broadcasting Group PLC	183,250	2,580,986
Burberry Group PLC	111,941	2,962,109
Compass Group PLC	442,528	6,087,438
Delphi Automotive PLC	84,490	4,935,906
Diageo PLC	372,084	11,827,658
Reckitt Benckiser Group PLC	171,016	12,503,910
Standard Chartered PLC	271,965	6,515,697
Whitbread PLC	13,384	642,015
William Hill PLC	307,981	2,008,129
WPP PLC	338,808	6,962,561

		57,026,409

United States — 46.8%
3M Co.	78,168	9,334,041
Altera Corp.(a)	74,790	2,779,196
American Express Co.	90,390	6,826,253
Amphenol Corp. (Class A Stock)	59,211	4,581,747
Autodesk, Inc.*	27,572	1,135,139
AutoZone, Inc.*(a)	9,224	3,899,262
Bank of New York Mellon Corp. (The)	257,973	7,788,205
Cisco Systems, Inc.	139,263	3,261,540
Colgate-Palmolive Co.	117,226	6,951,502
DENTSPLY International, Inc.	89,084	3,867,136
Dr. Pepper Snapple Group, Inc.	68,628	3,075,907
Franklin Resources, Inc.	50,962	2,576,129
Goldman Sachs Group, Inc. (The)	32,858	5,198,464
Harley-Davidson, Inc.	16,654	1,069,853
Honeywell International, Inc.	144,250	11,978,520
International Flavors & Fragrances, Inc.	62,230	5,121,529
J.M. Smucker Co. (The)	6,703	704,083
Johnson & Johnson	38,843	3,367,300
McDonald’s Corp.	51,625	4,966,841
Medtronic, Inc.	112,641	5,998,133
Microchip Technology, Inc.(a)	83,924	3,381,298
National Oilwell Varco, Inc.	65,623	5,125,813
NIKE, Inc. (Class B Stock)	29,702	2,157,553
Omnicom Group, Inc.	74,422	4,721,332
Oracle Corp.	266,467	8,838,710
Praxair, Inc.	48,182	5,791,958
Procter & Gamble Co. (The)	22,940	1,734,035
Rockwell Automation, Inc.	12,353	1,321,030
Sally Beauty Holdings, Inc.*	130,720	3,419,635
Schlumberger Ltd.	91,114	8,050,833
St. Jude Medical, Inc.	171,116	9,178,662
State Street Corp.	157,222	10,337,348
Target Corp.	56,663	3,625,299
Thermo Fisher Scientific, Inc.	118,286	10,900,055
Time Warner Cable, Inc.	30,880	3,446,208
Time Warner, Inc.	119,710	7,878,115

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
United Parcel Service, Inc. (Class B Stock)	92,600	$8,460,862
United Technologies Corp.	95,534	10,300,476
Viacom, Inc. (Class B Stock)	24,840	2,076,127
Visa, Inc. (Class A Stock)	56,910	10,875,501
Walgreen Co.	42,319	2,276,762
Walt Disney Co. (The)(a)	225,468	14,540,431
Waters Corp.*	50,921	5,408,319

		238,327,142

TOTAL COMMON STOCKS (cost $394,649,950)		494,676,307

PREFERRED STOCK — 0.7%
Brazil
Itau Unibanco Holding SA, ADR (PRFC) (cost $3,906,665)	270,674	3,821,917

TOTAL LONG-TERM INVESTMENTS (cost $398,556,615)		498,498,224

SHORT-TERM INVESTMENT — 5.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $27,301,199; includes $17,614,938 of cash collateral for securities on loan)(b)(w)	27,301,199	27,301,199

Value
TOTAL INVESTMENTS — 103.2% (cost $425,857,814)	$525,799,423
Liabilities in excess of other assets — (3.2)%	(16,088,851)

NET ASSETS — 100.0%	$509,710,572

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,142,130; cash collateral of $17,614,938 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$—	$2,605,874	$—
Bermuda	1,100,131	—	—
Canada	8,340,622	—	—
Czech Republic	—	1,620,848	—
Denmark	—	4,953,409	—
France	—	43,907,364	—
Germany	—	37,269,768	—
India	2,167,128	—	—
Ireland	9,828,804	—	—
Israel	1,932,655	—	—
Italy	—	2,191,645	—
Japan	—	10,816,930	—
Mexico	1,018,137	—	—
Netherlands	—	17,353,868	—
Russia	1,559,004	—	—
South Korea	—	3,823,613	—
Sweden	—	4,953,998	—
Switzerland	—	43,878,958	—
United Kingdom	7,516,892	49,509,517	—
United States	238,327,142	—	—
Preferred Stock — Brazil	3,821,917	—	—
Affiliated Money Market Mutual Fund	27,301,199	—	—

Total	$302,913,631	$222,885,792	$—

Fair value of Level 2 investments at 12/31/12 was $164,495,291. An amount of $8,647,293 was transferred from Level 1 into Level 2 at 09/30/13 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Electronic Components & Equipment	10.0%
Banks	9.6
Beverages	7.4
Chemicals	7.3
Media	6.0
Food	5.6
Affiliated Money Market Mutual Fund (3.5% represents investments purchased with collateral from securities on loan)	5.4
Diversified Financial Services	5.3
Retail	5.2
Pharmaceuticals	4.8
Healthcare Products	4.4
Transportation	3.5
Oil & Gas Services	3.5
Apparel	2.9
Software	2.6

Household Products/Wares	2.4%
Advertising	2.3
Diversified Manufacturing	2.1
Aerospace & Defense	2.0
Semiconductors	2.0
IT Services	1.9
Cosmetics/Personal Care	1.7
Paper & Forest Products	1.0
Auto Parts & Equipment	1.0
Insurance	0.7
Commercial Services	0.7
Telecommunications	0.6
Entertainment & Leisure	0.6
Office Equipment	0.6
Lodging	0.1

103.2
Liabilities in excess of other assets	(3.2)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Apparel — 0.8%
VF Corp.	53,868	$10,722,425

Beverages — 1.2%
Diageo PLC (United Kingdom)	262,406	8,341,258
Pernod-Ricard SA (France)	55,323	6,869,776

		15,211,034

Biotechnology — 7.0%
Alexion Pharmaceuticals, Inc.*	116,279	13,506,969
Biogen Idec, Inc.*	81,987	19,739,190
Celgene Corp.*	129,593	19,948,250
Gilead Sciences, Inc.*	406,630	25,552,629
Illumina, Inc.*(a)	69,020	5,578,887
Regeneron Pharmaceuticals, Inc.*	25,914	8,107,713

		92,433,638

Chemicals — 0.7%
Airgas, Inc.	86,280	9,149,994

Commercial Services — 3.7%
FleetCor Technologies, Inc.*	101,620	11,194,459
MasterCard, Inc. (Class A Stock)	39,678	26,694,565
Verisk Analytics, Inc. (Class A Stock)*	169,050	10,981,488

		48,870,512

Computer Hardware — 1.1%
Apple, Inc.	29,769	14,192,371

Computer Services & Software — 4.6%
Autodesk, Inc.*	216,870	8,928,538
Cerner Corp.*	192,446	10,113,037
Cognizant Technology Solutions Corp. (Class A Stock)*	154,282	12,669,638
EMC Corp.	1,044,233	26,690,595
Teradata Corp.*	49,340	2,735,410

		61,137,218

Conglomerates — 1.1%
Honeywell International, Inc.	180,528	14,991,045

Cosmetics/Personal Care — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	160,861	11,244,184

Distribution/Wholesale — 0.4%
LKQ Corp.*	166,940	5,318,708

Diversified Financial Services — 4.4%
Affiliated Managers Group, Inc.*	75,046	13,706,401
American Express Co.	173,450	13,098,944
BlackRock, Inc.	36,790	9,956,110
IntercontinentalExchange, Inc.*(a)	77,137	13,994,195
Morgan Stanley	266,040	7,169,778

		57,925,428

Diversified Machinery — 1.4%
Cummins, Inc.	57,185	7,598,171
Roper Industries, Inc.	86,192	11,452,331

		19,050,502

Electronic Components & Equipment — 0.9%
AMETEK, Inc.	270,530	12,449,791

Farming & Agriculture — 1.1%
Monsanto Co.	138,620	14,467,769

	Shares	Value
COMMON STOCKS (Continued)
Financial – Brokerage — 2.5%
Visa, Inc. (Class A Stock)	173,977	$33,247,005

Food — 1.3%
Danone SA (France)	78,754	5,929,685
Mondelez International, Inc. (Class A Stock)	367,670	11,552,191

		17,481,876

Hand/Machine Tools — 1.1%
Stanley Black & Decker, Inc.	158,121	14,321,019

Healthcare Products — 1.6%
Cooper Cos., Inc. (The)(a)	45,280	5,872,363
Covidien PLC	204,912	12,487,337
Intuitive Surgical, Inc.*	8,085	3,042,143

		21,401,843

Holding Companies – Diversified — 0.7%
LVMH Moet Hennessy Louis Vuitton SA (France)	49,776	9,809,127

Hotels & Motels — 1.1%
Las Vegas Sands Corp.	224,030	14,880,073

Insurance — 0.6%
ACE Ltd.	42,301	3,957,682
MetLife, Inc.	84,340	3,959,763

		7,917,445

Internet — 1.5%
Facebook, Inc. (Class A Stock)*	395,440	19,866,906

Internet Services — 11.0%
Amazon.com, Inc.*	74,034	23,145,990
eBay, Inc.*	392,590	21,902,596
Google, Inc. (Class A Stock)*	61,563	53,923,647
LinkedIn Corp. (Class A Stock)*	37,820	9,305,989
Netflix, Inc.*	10,380	3,209,600
priceline.com, Inc.*	22,846	23,096,164
TIBCO Software, Inc.*	129,750	3,320,303
Yahoo!, Inc.*	221,920	7,358,867

		145,263,156

Leisure Time — 0.5%
Polaris Industries, Inc.(a)	48,009	6,201,803

Lodging — 1.3%
Wynn Resorts Ltd.(a)	108,703	17,176,161

Machinery & Equipment — 2.3%
Joy Global, Inc.(a)	74,076	3,780,839
Thermo Fisher Scientific, Inc.	284,811	26,245,334

		30,026,173

Media — 7.9%
Comcast Corp. (Special Class A Stock)	367,831	15,952,830
Discovery Communications, Inc. (Class A Stock)*(a)	191,106	16,133,168
Time Warner Cable, Inc.	79,380	8,858,808
Time Warner, Inc.	164,950	10,855,359
Twenty-First Century Fox, Inc.	723,730	24,244,955
Viacom, Inc. (Class B Stock)	134,172	11,214,096
Walt Disney Co. (The)(a)	270,630	17,452,929

		104,712,145

Metals & Mining — 2.2%
Precision Castparts Corp.	129,028	29,320,323

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Miscellaneous Manufacturing — 2.2%
Danaher Corp.	419,486	$29,078,770

Networking/Telecom Equipment — 1.6%
QUALCOMM, Inc.	320,463	21,586,388

Oil & Gas — 3.7%
Anadarko Petroleum Corp.	115,990	10,785,910
Cabot Oil & Gas Corp.	221,266	8,257,647
Noble Energy, Inc.	162,474	10,887,383
Pioneer Natural Resources Co.	101,624	19,186,611

		49,117,551

Oil & Gas Services — 1.5%
Cameron International Corp.*	99,950	5,834,081
Dresser-Rand Group, Inc.*	185,394	11,568,586
FMC Technologies, Inc.*(a)	35,850	1,986,807

		19,389,474

Pharmaceuticals — 6.1%
Actavis, Inc.*	55,310	7,964,640
Bristol-Myers Squibb Co.	381,420	17,652,118
Catamaran Corp.*	183,721	8,441,980
Express Scripts Holding Co.*	255,861	15,807,093
Mead Johnson Nutrition Co.	92,296	6,853,901
Perrigo Co.(a)	59,906	7,391,202
Valeant Pharmaceuticals International, Inc.* .	120,100	12,530,033
Zoetis, Inc.	136,830	4,258,150

		80,899,117

Real Estate Investment Trust — 2.0%
American Tower Corp.	360,737	26,741,434

Restaurants — 1.3%
Starbucks Corp.	230,070	17,708,488

Retail — 5.2%
AutoZone, Inc.*(a)	20,192	8,535,764
CVS Caremark Corp.	127,620	7,242,435
Michael Kors Holdings Ltd.*	89,020	6,633,770
PetSmart, Inc.	101,090	7,709,123
Ross Stores, Inc.	223,881	16,298,537
Tiffany & Co.	119,555	9,160,304
Tractor Supply Co.	101,078	6,789,409
Yum! Brands, Inc.	82,068	5,858,834

		68,228,176

Retail & Merchandising — 2.4%
Costco Wholesale Corp.	100,460	11,564,955
NIKE, Inc. (Class B Stock)	137,820	10,011,245
Target Corp.	151,231	9,675,759

		31,251,959

Semiconductors — 1.8%
Altera Corp.(a)	335,575	12,469,967
Linear Technology Corp.	180,400	7,154,664

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
NXP Semiconductors NV (Netherlands)*	118,950	$4,426,129

		24,050,760

Software — 3.5%
Citrix Systems, Inc.*	194,332	13,721,782
Oracle Corp.	345,140	11,448,294
PTC, Inc.*(a)	116,903	3,323,552
Salesforce.com, Inc.*(a)	281,613	14,618,531
VMware, Inc. (Class A Stock)*(a)	46,420	3,755,378

		46,867,537

Tobacco — 0.8%
Philip Morris International, Inc.	122,030	10,566,578

Transportation — 1.7%
Expeditors International of Washington, Inc.	218,320	9,619,179
Kansas City Southern	59,784	6,537,978
Union Pacific Corp.	44,308	6,882,805

		23,039,962

TOTAL LONG-TERM INVESTMENTS (cost $1,048,641,979)		1,307,315,868

SHORT-TERM INVESTMENT — 8.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $108,311,638; includes $91,674,891 of cash collateral received for securities on loan)(b)(w)	108,311,638	108,311,638

TOTAL INVESTMENTS — 106.9% (cost $1,156,953,617)		1,415,627,506
Liabilities in excess of other assets — (6.9)%		(90,856,591)

NET ASSETS — 100.0%		$1,324,770,915

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,519,827; cash collateral of $91,674,891 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,276,366,022	$30,949,846	$—
Affiliated Money Market Mutual Fund	108,311,638	—	—

Total	$1,384,677,660	$30,949,846	$—

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.0%
Advertising — 1.2%
Omnicom Group, Inc.	68,261	$4,330,478

Aerospace & Defense — 6.3%
Lockheed Martin Corp.	92,760	11,831,538
Northrop Grumman Corp.	41,594	3,962,244
United Technologies Corp.	72,049	7,768,323

		23,562,105

Agriculture — 1.1%
Lorillard, Inc.	93,149	4,171,212

Auto Parts & Equipment — 1.7%
Delphi Automotive PLC (United Kingdom)	48,563	2,837,050
Johnson Controls, Inc.	89,090	3,697,235

		6,534,285

Automobile Manufacturers — 0.2%
General Motors Co.*	23,142	832,418

Beverages — 2.5%
Coca-Cola Enterprises, Inc.	33,895	1,362,918
Diageo PLC (United Kingdom)	202,048	6,422,621
Dr. Pepper Snapple Group, Inc.	38,180	1,711,228

		9,496,767

Chemicals — 2.5%
Air Products & Chemicals, Inc.	25,297	2,695,901
PPG Industries, Inc.	36,944	6,171,865
Valspar Corp. (The)	5,360	339,985

		9,207,751

Commercial Banks — 2.9%
Wells Fargo & Co.	260,658	10,770,388

Commercial Services & Supplies — 1.0%
Moody’s Corp.	32,352	2,275,316
Western Union Co. (The)	69,613	1,298,979

		3,574,295

Computer Services & Software — 2.1%
Accenture PLC (Class A Stock)	105,315	7,755,397

Computers & Peripherals — 2.1%
Hewlett-Packard Co.	29,965	628,666
International Business Machines Corp.	39,423	7,300,351

		7,929,017

Containers & Packaging — 0.2%
Crown Holdings, Inc.*	17,500	739,900

Cosmetics/Personal Care — 0.5%
Procter & Gamble Co. (The)	27,015	2,042,064

Diversified Financial Services — 11.1%
Bank of New York Mellon Corp. (The)	175,218	5,289,831
BlackRock, Inc.	12,308	3,330,791
Franklin Resources, Inc.	67,114	3,392,613
Goldman Sachs Group, Inc. (The)	48,661	7,698,657
JPMorgan Chase & Co.	274,579	14,192,988
NASDAQ OMX Group, Inc. (The)	42,454	1,362,349
PNC Financial Services Group, Inc.	36,307	2,630,442
State Street Corp.	55,070	3,620,853

		41,518,524

Electric Utilities — 0.5%
PPL Corp.	40,410	1,227,656

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Public Service Enterprise Group, Inc.	15,930	$524,575

		1,752,231

Electrical Equipment — 0.9%
Eaton Corp. PLC	49,888	3,434,290

Electrical Utilities — 0.3%
Duke Energy Corp.	14,390	960,964

Electronic Equipment & Instruments — 3.1%
Honeywell International, Inc.	84,842	7,045,280
Thermo Fisher Scientific, Inc.	49,657	4,575,892

		11,621,172

Entertainment & Leisure — 0.6%
Hasbro, Inc.	44,200	2,083,588

Food & Staples Retailing — 5.9%
CVS Caremark Corp.	102,472	5,815,286
Danone SA (France)	47,670	3,589,253
General Mills, Inc.	115,633	5,541,133
J.M. Smucker Co. (The)	2,721	285,814
Kellogg Co.	17,875	1,049,799
Nestle SA (Switzerland)	86,140	6,006,897

		22,288,182

Healthcare Products — 2.5%
Covidien PLC	26,750	1,630,145
Medtronic, Inc.	81,154	4,321,451
St. Jude Medical, Inc.	64,050	3,435,642

		9,387,238

Healthcare Services — 0.4%
Quest Diagnostics, Inc.	27,242	1,683,283

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	25,175	2,422,087

Industrial Conglomerates — 1.0%
Tyco International Ltd.	111,155	3,888,202

Insurance — 7.2%
ACE Ltd.	44,686	4,180,822
AON PLC	51,657	3,845,347
Chubb Corp. (The)	38,715	3,455,701
MetLife, Inc.	189,469	8,895,569
Travelers Cos., Inc. (The)	79,769	6,762,018

		27,139,457

Machinery — 1.0%
Stanley Black & Decker, Inc.	41,885	3,793,524

Media — 3.9%
Comcast Corp. (Special Class A Stock)	85,726	3,717,937
McGraw Hill Financial, Inc.	27,839	1,825,960
Viacom, Inc. (Class B Stock)	42,447	3,547,720
Walt Disney Co. (The)	85,242	5,497,257

		14,588,874

Miscellaneous Manufacturing — 4.3%
3M Co.	66,903	7,988,887
Danaher Corp.	70,298	4,873,057
Illinois Tool Works, Inc.	21,780	1,661,161
Pentair Ltd.	25,004	1,623,760

		16,146,865

Oil, Gas & Consumable Fuels — 6.1%
Apache Corp.	17,908	1,524,687

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.	53,411	$6,489,437
EOG Resources, Inc.	10,238	1,733,089
Exxon Mobil Corp.	84,628	7,281,393
Occidental Petroleum Corp.	60,846	5,691,535

		22,720,141

Pharmaceuticals — 10.5%
Abbott Laboratories	121,801	4,042,575
AbbVie, Inc.	25,391	1,135,739
Express Scripts Holding Co.*	50,480	3,118,654
Johnson & Johnson	151,136	13,101,980
Merck & Co., Inc.	69,206	3,294,898
Pfizer, Inc.	417,605	11,989,439
Roche Holding AG (Switzerland)	8,955	2,416,716
Zoetis, Inc.	3,580	111,410

		39,211,411

Retail & Merchandising — 2.4%
Advance Auto Parts, Inc.	23,930	1,978,532
Kohl’s Corp.	18,212	942,471
Staples, Inc.	46,948	687,788
Target Corp.	82,470	5,276,431

		8,885,222

Semiconductors — 0.5%
Intel Corp.	80,937	1,855,076

Software — 2.0%
Dun & Bradstreet Corp. (The)	3,631	377,079
Fidelity National Information Services, Inc.	21,840	1,014,250
Fiserv, Inc.*	20,098	2,030,903
Oracle Corp.	128,821	4,272,993

		7,695,225

Telecommunications — 2.1%
AT&T, Inc.	160,043	5,412,654
Verizon Communications, Inc.	55,710	2,599,429

		8,012,083

Tobacco — 4.3%
Altria Group, Inc.	40,076	1,376,611
Philip Morris International, Inc.	168,282	14,571,538

		15,948,149

Transportation — 2.2%
Canadian National Railway Co. (Canada)	22,875	2,318,839
United Parcel Service, Inc. (Class B Stock)	65,155	5,953,212

		8,272,051

Wireless Telecommunication Services — 1.3%
Vodafone Group PLC (United Kingdom)	1,338,682	4,698,566

TOTAL COMMON STOCKS (cost $313,057,333)		370,952,482

	Shares	Value
PREFERRED STOCK — 0.2%
Aerospace & Defense
United Technologies Corp., CVT, 7.500% (cost $533,966)	9,530	$617,449

TOTAL LONG-TERM INVESTMENTS (cost $313,591,299)		371,569,931

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,596,223)(w)	2,596,223	2,596,223

TOTAL INVESTMENTS — 99.9% (cost $316,187,522)		374,166,154
Other assets in excess of liabilities — 0.1%		470,761

NET ASSETS — 100.0%		$374,636,915

The following abbreviations are used in the Portfolio descriptions:

CVT	Convertible Security
NASDAQ	National Association of Securities Dealers Automated Quotations
*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$347,818,429	$23,134,053	$—
Preferred Stock	617,449	—	—
Affiliated Money Market Mutual Fund	2,596,223	—	—

Total	$351,032,101	$23,134,053	$—

Fair Value of Level 2 investments at 12/31/12 was $35,674,743. An amount of $ 6,895,137 was transferred from Level 1 into Level 2 at 09/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 2.3%
Northrop Grumman Corp.	25,200	$2,400,552
TransDigm Group, Inc.	52,522	7,284,801

		9,685,353

Auto Parts & Equipment — 1.8%
Dana Holding Corp.	111,600	2,548,944
Delphi Automotive PLC (United Kingdom)	87,000	5,082,540

		7,631,484

Automotive Parts — 1.2%
BorgWarner, Inc.(a)	51,120	5,183,057

Banks — 4.6%
City National Corp.	69,089	4,605,473
KeyCorp	306,725	3,496,665
M&T Bank Corp.(a)	61,400	6,871,888
Northern Trust Corp.	35,950	1,955,321
TCF Financial Corp.	164,660	2,351,345

		19,280,692

Building Materials — 0.6%
Masco Corp.	117,160	2,493,165

Chemicals — 3.1%
CF Industries Holdings, Inc.	15,806	3,332,379
Eastman Chemical Co.	60,210	4,690,359
Valspar Corp. (The)	76,660	4,862,544

		12,885,282

Clothing & Apparel — 0.5%
Coach, Inc.	39,009	2,127,161

Commercial Services — 1.7%
Convergys Corp.	247,900	4,648,125
PHH Corp.*	107,800	2,559,172

		7,207,297

Computer Services & Software — 6.4%
Activision Blizzard, Inc.	190,669	3,178,452
Akamai Technologies, Inc.*	56,415	2,916,655
Autodesk, Inc.*	44,240	1,821,361
Computer Sciences Corp.	180,783	9,353,712
Global Payments, Inc.	42,085	2,149,702
Intuit, Inc.	65,540	4,345,957
Synopsys, Inc.*	82,470	3,109,119

		26,874,958

Construction — 3.2%
D.R. Horton, Inc.(a)	174,870	3,397,724
URS Corp.	183,960	9,887,850

		13,285,574

Consumer Products & Services — 0.5%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	38,320	2,108,750

Containers & Packaging — 4.8%
Bemis Co., Inc.	172,600	6,733,126
Sealed Air Corp.	119,870	3,259,265
Sonoco Products Co.	253,977	9,889,865

		19,882,256

Diversified — 1.1%
Dover Corp.	52,400	4,707,092

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 0.7%
Stifel Financial Corp.*(a)	70,260	$2,896,117

Electric Utilities — 1.1%
Great Plains Energy, Inc.	202,100	4,486,620

Electronic Components — 0.7%
Flextronics International Ltd. (Singapore)*	305,535	2,777,313

Energy Delivery — 0.5%
Integrys Energy Group, Inc.	35,035	1,958,106

Entertainment & Leisure — 3.6%
Brunswick Corp.	249,162	9,944,055
Mattel, Inc.	120,695	5,052,293

		14,996,348

Environmental Control — 0.6%
Republic Services, Inc.	69,400	2,315,184

Financial Services — 2.4%
Eaton Vance Corp.	67,910	2,636,945
IntercontinentalExchange, Inc.*(a)	25,410	4,609,882
Raymond James Financial, Inc.	66,725	2,780,431

		10,027,258

Financial–Bank & Trust — 0.4%
Astoria Financial Corp.	143,170	1,781,035

Food Products — 0.5%
Hillshire Brands Co.	71,190	2,188,380

Gas Utilities — 1.2%
Energen Corp.	33,300	2,543,787
UGI Corp.	57,300	2,242,149

		4,785,936

Healthcare Equipment & Supplies — 1.6%
Express Scripts Holding Co.*	105,240	6,501,727

Healthcare Products & Services — 1.6%
CareFusion Corp.*	125,400	4,627,260
Humana, Inc.	21,638	2,019,474

		6,646,734

Healthcare Providers & Services — 2.8%
Covance, Inc.*(a)	40,040	3,461,858
HCA Holdings, Inc.	118,100	5,048,775
MEDNAX, Inc.*(a)	30,355	3,047,642

		11,558,275

Hotels, Restaurants & Leisure — 2.1%
International Game Technology	96,760	1,831,667
Wyndham Worldwide Corp.	117,000	7,133,490

		8,965,157

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	101,631	7,143,643

Insurance — 8.9%
Allstate Corp. (The)	190,800	9,644,940
Endurance Specialty Holdings Ltd.	92,400	4,963,728
HCC Insurance Holdings, Inc.	109,000	4,776,380
Lincoln National Corp.	214,587	9,010,508
Progressive Corp. (The)	117,540	3,200,614
Protective Life Corp.	76,545	3,256,990
Reinsurance Group of America, Inc.	37,500	2,512,125

		37,365,285

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery & Equipment — 3.0%
Cummins, Inc.	49,325	$6,553,813
Joy Global, Inc.(a)	47,455	2,422,103
Snap-on, Inc.	36,315	3,613,343

		12,589,259

Manufacturing — 0.4%
Harsco Corp.	63,780	1,588,122

Medical Supplies & Equipment — 0.6%
C.R. Bard, Inc.	19,905	2,293,056

Metals & Mining — 0.6%
Allegheny Technologies, Inc.(a)	77,606	2,368,535

Office Equipment — 1.5%
Steelcase, Inc. (Class A Stock)	387,400	6,438,588

Oil, Gas & Consumable Fuels — 6.3%
Murphy Oil Corp.	125,836	7,590,428
Murphy USA, Inc.*	8,540	344,931
Nabors Industries Ltd.	140,335	2,253,780
Newfield Exploration Co.*	94,651	2,590,598
ONEOK, Inc.	34,819	1,856,549
QEP Resources, Inc.	161,500	4,471,935
SEACOR Holdings, Inc.(a)	52,448	4,743,397
Whiting Petroleum Corp.*	44,340	2,653,749

		26,505,367

Real Estate — 0.6%
CBRE Group, Inc. (Class A Stock)*	114,258	2,642,787

Real Estate Investment Trusts — 7.3%
American Tower Corp.	89,805	6,657,245
Boston Properties, Inc.	24,740	2,644,706
Capstead Mortgage Corp.	203,500	2,395,195
CBL & Associates Properties, Inc.	240,000	4,584,000
Duke Realty Corp.	607,838	9,385,019
EPR Properties(a)	46,400	2,261,536
MFA Financial, Inc.	320,200	2,385,490

		30,313,191

Restaurants — 2.2%
Darden Restaurants, Inc.	195,005	9,026,781

Retail & Merchandising — 3.3%
Nordstrom, Inc.(a)	122,400	6,878,880
TJX Cos., Inc. (The)	125,900	7,099,501

		13,978,381

Semiconductors — 1.0%
Xilinx, Inc.	91,925	4,307,605

Shipbuilding — 2.1%
Huntington Ingalls Industries, Inc.	130,611	8,803,181

Telecommunications — 1.0%
Comtech Telecommunications Corp.	54,852	1,334,001
EchoStar Corp. (Class A Stock)*	62,200	2,733,068

		4,067,069

Transportation — 3.1%
CSX Corp.	156,805	4,036,161
GATX Corp.	48,540	2,306,621
Werner Enterprises, Inc.	288,700	6,735,371

		13,078,153

Utilities — 3.4%
PG&E Corp.	172,400	7,054,608

	Shares	Value
COMMON STOCKS (Continued)
Utilities (cont’d.)
Pinnacle West Capital Corp.	130,200	$7,127,148

		14,181,756

TOTAL LONG-TERM INVESTMENTS (cost $333,408,165)		411,927,070

SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $38,535,266; includes $33,601,900 of cash collateral for securities on loan)(b)(w)	38,535,266	38,535,266

TOTAL INVESTMENTS — 107.8% (cost $371,943,431)		450,462,336
Liabilities in excess of other assets — (7.8)%		(32,433,190)

NET ASSETS — 100.0%		$418,029,146

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,687,128; cash collateral of $33,601,900 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$411,927,070	$—	$—
Affiliated Money Market Mutual Fund	38,535,266	—	—

Total	$450,462,336	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 12.8%
Bank of Montreal	0.252	%(c)	06/18/14	12,000	$12,000,000
Bank of Nova Scotia	0.252	%(c)	06/19/14	6,000	6,000,000
Bank of Nova Scotia Houston	0.686	%(c)	10/18/13	3,500	3,500,671
Bank of Nova Scotia Houston	0.692	%(c)	02/27/14	2,250	2,253,572
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.210%		01/10/14	12,000	12,000,000
Branch Banking and Trust Co.	0.140%		11/01/13	12,000	12,000,000
Deutsche Bank AG (New York Branch)	0.250%		10/28/13	9,000	9,000,000
JPMorgan Chase & Co.	0.250%		10/02/13	6,000	6,000,000
JPMorgan Chase Bank NA	0.200%		11/18/13	10,000	10,000,000
JPMorgan Chase Bank NA	0.330%		02/18/14	9,000	9,000,000
Norinchukin Bank (New York Branch)	0.160%		10/04/13	11,000	11,000,000
Rabobank Nederland (New York Branch)	0.351	%(c)	01/06/14	5,000	5,002,245
Royal Bank of Canada (New York Branch)	0.300	%(c)	03/26/14	16,000	16,000,000
Societe Generale SA	0.180%		11/07/13	5,000	5,000,000
Sumitomo Mitsui Banking Corp.	0.230%		01/13/14	12,000	12,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.160%		10/09/13	9,000	9,000,000
Toronto Dominion Bank	0.220%		11/22/13	6,000	6,000,000
Toronto Dominion Bank	0.250	%(c)	07/27/14	12,000	12,000,000
Wells Fargo Bank NA	0.182	%(c)	12/06/13	12,000	12,000,000
Wells Fargo Bank NA	0.210%		03/27/14	10,000	10,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $179,756,488)					179,756,488

COMMERCIAL PAPER — 24.2%
ABN AMRO Funding USA LLC, 144A(n)	0.280%		01/06/14	4,000	3,996,982
ABN AMRO Funding USA LLC, 144A(n)	0.280%		01/07/14	7,000	6,994,664
BHP Billiton Finance (USA) Ltd., 144A(n)	0.150%		01/23/14	8,000	7,996,200
BMW US Capital LLC, 144A(n)	0.130%		10/09/13	5,000	4,999,856
Caisse Centrale Desjardins du Quebec, 144A(n)	0.195%		01/29/14	10,000	9,993,500
Commonwealth Bank of Australia, 144A(n)	0.240%		12/23/13	2,000	1,998,893
CPPIB Capital, Inc., 144A(n)	0.150%		11/20/13	3,000	2,999,375
CPPIB Capital, Inc., 144A(n)	0.180%		01/16/14	14,000	13,992,510
DNB Bank ASA	0.430%		11/21/13	5,000	5,000,914
DNB Bank ASA, 144A(n)	0.200%		11/04/13	8,000	7,998,489
DNB Bank ASA, 144A	0.262	%(c)	06/11/14	4,000	4,000,000
DNB Bank ASA, 144A	0.266	%(c)	09/10/14	11,000	11,000,000
DNB Bank ASA, 144A	0.346	%(c)	01/22/14	7,000	7,000,000
Electricite de France, 144A(n)	0.190%		10/23/13	8,000	7,999,071
Electricite de France, 144A(n)	0.210%		10/08/13	7,000	6,999,714
Electricite de France, 144A(n)	0.210%		10/25/13	7,000	6,999,020
Exxon Mobil Corp.(n)	0.120%		10/01/13	25,000	25,000,000
HSBC Bank PLC, 144A	0.329	%(c)	01/31/14	21,000	21,000,000
IFC Discount Note(n)	0.060%		11/19/13	6,000	5,999,510
ING (US) Funding LLC(n)	0.200%		12/12/13	18,500	18,492,600
ING (US) Funding LLC(n)	0.250%		11/14/13	3,000	2,999,083
International Bank for Reconstruction & Development(n)	0.080%		10/15/13	9,000	8,999,720
International Bank for Reconstruction & Development(n)	0.120%		10/04/13	15,000	14,999,850
International Bank for Reconstruction & Development(n)	0.120%		10/11/13	10,000	9,999,667
International Finance Corp.(n)	0.080%		10/23/13	4,000	3,999,804
National Oilwell Varco, Inc., 144A(n)	0.120%		11/25/13	5,000	4,999,083
Nestle Finance International Ltd.(n)	0.125%		10/10/13	7,000	6,999,781
Nordea Bank AB, 144A(n)	0.230%		11/21/13	3,000	2,999,024
Nordea Bank AB, 144A(n)	0.245%		01/24/14	6,000	5,995,304
Nordea Bank AB, 144A(n)	0.250%		02/18/14	2,000	1,998,056
PNC Bank NA	0.240%		02/10/14	7,000	7,000,000
PNC Bank NA	0.280%		01/28/14	11,000	11,000,000

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
PSP Capital, Inc., 144A(n)	0.140%		10/16/13	6,000	$5,999,650
PSP Capital, Inc., 144A(n)	0.140%		11/18/13	5,000	4,999,067
Quebec (Province of), 144A(n)	0.150%		01/06/14	5,000	4,997,979
Schlumberger Investment SA, 144A(n)	0.160%		12/05/13	22,700	22,693,442
Skandinaviska Enskilda Banken AB, 144A(n)	0.200%		12/09/13	5,000	4,998,083
Skandinaviska Enskilda Banken AB, 144A(n)	0.210%		01/03/14	8,000	7,995,613
State Street Corp.(n)	0.150%		10/07/13	5,000	4,999,875
Swedbank AB(n)	0.210%		12/12/13	12,000	11,994,960
Toyota Motor Credit Corp.(n)	0.180%		10/02/13	10,000	9,999,950

TOTAL COMMERCIAL PAPER (cost $341,129,289)					341,129,289

CORPORATE BONDS — 10.2%
Bank of Montreal (Chicago Branch), Sr. Unsec’d. Notes	0.723	%(c)	10/03/13	7,000	7,000,229
General Electric Capital Corp., Sr. Unsec’d. Notes	1.121	%(c)	01/07/14	17,000	17,039,561
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.901	%(c)	04/07/14	2,000	2,005,767
ING Bank NV, Sr. Unsec’d. Notes, 144A	1.586	%(c)	10/18/13	13,985	13,993,540
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.500%		11/26/13	4,000	4,002,170
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	0.674	%(c)	10/04/13	3,000	3,000,107
MetLife Global Funding I, Sr. Sec’d. Notes, 144A	5.125%		06/10/14	1,000	1,033,192
MetLife Institutional Funding II, Sr. Sec’d. Notes, 144A	0.339	%(c)	01/10/14	5,000	5,000,000
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	0.965	%(c)	11/12/13	5,000	5,004,263
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	1.700%		12/10/13	6,000	6,017,192
New York Life Global Funding, Sr. Sec’d. Notes, 144A	1.850%		12/13/13	15,000	15,045,209
Nordea Bank AB, Sr. Unsec’d. Notes, 144A	1.750%		10/04/13	7,500	7,500,944
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.412	%(c)	09/19/14	3,000	3,003,886
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.895	%(c)	07/09/14	3,000	3,014,851
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.568	%(c)	04/17/14	1,000	1,001,634
Sumitomo Mitsui Banking Corp.	0.600%		10/22/13	4,050	4,050,990
Svenska Handelsbanken AB (New York Branch)	0.210	%(c)	12/06/13	15,000	15,000,136
Total Capital Canada Ltd., Sr. Unsec’d. Notes	0.648	%(c)	01/17/14	7,000	7,008,640
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.267	%(c)	04/07/14	15,000	15,000,000
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.429	%(c)	01/27/14	2,300	2,301,789
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.403	%(c)	06/01/14	7,000	7,240,350

TOTAL CORPORATE BONDS (cost $144,264,450)					144,264,450

REPURCHASE AGREEMENTS(m) — 3.3%
Deutsche Bank Securities, 0.150%, dated 09/30/13,due 10/01/13 in the amount of $4,877,020				4,877	4,877,000

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
Morgan Stanley & Co., Inc., 0.060%, dated 09/30/13, due 10/01/13 in the amount of $42,000,070				42,000	$42,000,000

TOTAL REPURCHASE AGREEMENTS (cost $46,877,000)					46,877,000

	Interest Rate		Maturity Date
TIME DEPOSITS — 5.0%
Australia & New Zealand Banking Group Ltd.	0.080%		10/01/13	8,000	8,000,000
Australia & New Zealand Banking Group Ltd.(g)	0.240%		10/15/13	10,000	10,000,000
Australia & New Zealand Banking Group Ltd.(g)	0.250%		11/12/13	17,000	17,000,000
US Bank National Assoc.	0.150%		10/01/13	21,000	21,000,000
US Bank National Assoc.	0.150%		10/03/13	14,000	14,000,000

TOTAL TIME DEPOSITS (cost $70,000,000)					70,000,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 34.1%
Federal Home Loan Bank	0.030%		11/14/13	13,000	12,999,523
Federal Home Loan Bank(n)	0.030%		11/27/13	2,000	1,999,905
Federal Home Loan Bank(n)	0.035%		01/03/14	10,000	9,999,086
Federal Home Loan Bank(n)	0.043%		12/26/13	15,000	14,998,459
Federal Home Loan Bank	0.045%		12/27/13	16,000	15,998,260
Federal Home Loan Bank(n)	0.050%		10/04/13	25,000	24,999,896
Federal Home Loan Bank(n)	0.050%		10/07/13	6,000	5,999,950
Federal Home Loan Bank(n)	0.050%		12/27/13	5,000	4,999,396
Federal Home Loan Bank(n)	0.053%		10/30/13	8,000	7,999,658
Federal Home Loan Bank(n)	0.055%		10/23/13	18,000	17,999,395
Federal Home Loan Bank(n)	0.069%		11/06/13	10,000	9,999,310
Federal Home Loan Bank(n)	0.070%		10/11/13	14,000	13,999,728
Federal Home Loan Bank(n)	0.070%		11/14/13	3,000	2,999,743
Federal Home Loan Bank(n)	0.072%		03/26/14	14,000	13,995,072
Federal Home Loan Bank(n)	0.075%		11/08/13	3,000	2,999,764
Federal Home Loan Bank(n)	0.080%		11/13/13	9,000	8,999,140
Federal Home Loan Bank	0.084	%(c)	01/27/14	7,000	6,998,655
Federal Home Loan Bank	0.090%		11/26/13	4,000	3,999,862
Federal Home Loan Bank	0.100%		10/25/13	14,000	13,999,939
Federal Home Loan Bank	0.100%		11/12/13	4,000	3,999,862
Federal Home Loan Bank(n)	0.100%		11/20/13	9,000	8,999,817
Federal Home Loan Bank	0.100%		12/20/13	11,000	10,999,460
Federal Home Loan Bank	0.100	%(c)	01/17/14	14,000	13,999,580
Federal Home Loan Bank	0.100	%(c)	01/17/14	7,000	6,999,836
Federal Home Loan Bank(n)	0.100%		02/07/14	15,000	14,994,625
Federal Home Loan Bank	0.104	%(c)	06/18/14	8,000	8,000,000
Federal Home Loan Bank(n)	0.112%		01/30/14	9,000	8,999,350
Federal Home Loan Bank	0.121	%(c)	08/12/14	8,000	7,999,655
Federal Home Loan Bank	0.121	%(c)	08/12/14	2,000	1,999,914
Federal Home Loan Bank	0.122	%(c)	05/09/14	11,000	10,999,864
Federal Home Loan Bank	0.122	%(c)	05/15/14	9,000	8,999,863
Federal Home Loan Bank	0.123	%(c)	03/26/15	8,000	8,000,000
Federal Home Loan Bank	0.125	%(c)	08/20/14	15,000	15,000,000
Federal Home Loan Bank	0.126	%(c)	08/19/14	3,000	3,000,000
Federal Home Loan Bank	0.127	%(c)	12/08/14	14,000	13,999,573
Federal Home Loan Bank	0.132	%(c)	02/28/14	17,000	16,998,058
Federal Home Loan Bank	0.132	%(c)	04/04/14	12,000	11,999,692
Federal Home Loan Bank	0.150	%(c)	06/26/14	4,000	4,000,746

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (Continued)
Federal Home Loan Bank	0.250%	02/14/14	13,000	$13,009,034
Federal Home Loan Bank	0.280%	11/04/13	7,000	7,001,085
Federal Home Loan Mortgage Corp.(n)	0.090%	11/06/13	3,000	2,999,730
Federal Home Loan Mortgage Corp.(n)	0.110%	01/21/14	25,000	24,991,444
Federal Home Loan Mortgage Corp.(n)	0.160%	10/22/13	5,000	4,999,533
Federal Home Loan Mortgage Corp.(n)	0.160%	10/29/13	19,000	18,997,636
Federal Home Loan Mortgage Corp.	0.375%	10/30/13	6,000	6,001,492
Federal Home Loan Mortgage Corp.	0.375%	11/27/13	13,000	13,004,576
Federal National Mortgage Assoc.(n)	0.079%	11/13/13	10,000	9,999,056
Federal National Mortgage Assoc.(n)	0.143%	12/26/13	4,000	3,998,634

TOTAL U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (cost $480,976,856)				480,976,856

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Notes	0.250%	10/31/13-03/31/14	104,000	104,043,221
U.S. Treasury Notes	0.500%	11/15/13	14,000	14,007,039
U.S. Treasury Notes	1.750%	01/31/14	27,000	27,152,491

TOTAL U.S. TREASURY OBLIGATIONS (cost $145,202,751)				145,202,751

TOTAL INVESTMENTS — 99.9% (cost $1,408,206,834)				1,408,206,834
Other assets in excess of liabilities — 0.1%.				786,226

NET ASSETS — 100.0%				$1,408,993,060

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securites are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(g)	Indicates a security that has been deemed illiquid.
(m)	Repurchase agreements are collateralized by FNMA (coupon rate 0.875%, maturity date 02/08/18), FHLMC (coupon rates 3.00% - 3.50%, maturity dates 03/01/42 - 10/01/42), the aggregate value, including accrued interest, of $47,814,879.
(n)	Rate shown reflects yield to maturity at purchase date.

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$179,756,488	$—
Commercial Paper	—	341,129,289	—
Corporate Bonds	—	144,264,450	—
Repurchase Agreements	—	46,877,000	—
Time Deposits	—	70,000,000	—
U.S. Government Agency/Supra National Obligations	—	480,976,856	—
U.S. Treasury Obligations	—	145,202,751	—

Total	$—	$1,408,206,834	$—

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 109.2%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.5%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4	A3	5.414%		09/10/47	1,539	$1,687,026
Commercial Mortgage Trust, Series 2007-GG9, Class A4	Aa3	5.444%		03/10/39	2,000	2,212,920
Commercial Mortgage Trust, Series 2007-GG11, Class A4	AA-(d)	5.736%		12/10/49	1,000	1,123,199
Commercial Mortgage Trust, Series 2012-CR2, Class XA, IO	Aaa	1.947	%(c)	08/15/45	7,877	902,232
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3	Aaa	5.467%		09/15/39	944	1,031,337
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	A1	5.799	%(c)	08/10/45	1,000	1,109,205
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	Aaa	2.173	%(c)	01/10/45	6,844	847,821
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4	Aa2	5.814	%(c)	06/12/43	2,500	2,731,933
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	Aa3	5.336%		05/15/47	2,000	2,199,088
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4	A3	5.813	%(c)	06/15/49	500	562,375
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	02/15/51	2,600	2,922,647
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.420%		01/15/49	2,500	2,762,965
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172	%(c)	12/12/49	2,500	2,728,880
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4	Aa3	5.737	%(c)	06/12/50	3,000	3,349,887
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, IO	Aaa	1.752	%(c)	02/15/46	9,625	990,469
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class XA, IO	Aaa	1.473	%(c)	05/15/46	10,961	912,452
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A4	AAA(d)	5.364%		03/15/44	1,150	1,271,216
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	AAA(d)	1.884	%(c)	12/10/45	4,958	581,126
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	Aaa	1.158	%(c)	03/10/46	12,052	904,059
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	A1	5.733	%(c)	06/15/49	3,186	3,546,005
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	Aaa	2.261	%(c)	11/15/45	6,891	885,543
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class XA, IO, 144A	AAA(d)	1.517	%(c)	03/15/45	16,920	1,453,148
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class XA, IO, 144A	AAA(d)	1.524	%(c)	03/15/48	15,921	1,487,655
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA, IO	Aaa	9.383	%(c)	06/15/46	7,951	485,823

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $38,353,801)						38,689,011

CORPORATE BONDS — 25.0%

Aerospace & Defense — 0.7%
L-3 Communications Corp., Gtd. Notes	Baa3	3.950%		11/15/16	1,830	1,951,926
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.750%		06/01/18	1,875	1,840,281

						3,792,207

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines — 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Equipment Trust, 144A	BBB-(d)	4.000%	07/15/25	1,720	$1,612,500
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust, 144A	BBB-(d)	4.950%	01/15/23	2,345	2,356,725
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	4.000%	10/29/24	1,300	1,257,750
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	Ba1	3.950%	11/15/25	1,290	1,193,250

					6,420,225

Automobiles — 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	1.700%	05/09/16	3,255	3,254,665
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	Baa1	1.875%	08/09/16	1,335	1,340,578

					4,595,243

Banking — 2.4%
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	1.500%	10/09/15	2,255	2,267,330
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	2.000%	01/11/18(a)	1,290	1,268,652
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23	1,135	1,063,223
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.500%	09/26/18	1,770	1,760,169
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.650%	03/02/15	1,570	1,605,275
Huntington National Bank (The), Sr. Unsec’d. Notes	A3	1.350%	08/02/16	1,205	1,204,199
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.250%	07/20/16	3,065	3,066,346

					12,235,194

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	1,785	1,651,332
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	A3	3.750%	07/15/42	675	583,737

					2,235,069

Chemicals — 0.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.500%	06/01/23(a)	1,785	1,685,554

Computers — 0.5%
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	2.650%	06/01/16	1,800	1,845,524
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.650%	12/09/21	805	790,597

					2,636,121

Consumer Products & Services — 0.3%
ERAC USA Finance LLC, Sr. Unsec’d Notes, 144A	Baa1	2.800%	11/01/18	1,635	1,646,612

Diversified Financial Services — 2.0%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.000%	06/12/17	590	606,433
General Electric Capital Corp., Sr. Sec’d. Notes	A1	1.000%	12/11/15	555	555,663
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	2.300%	04/27/17	2,170	2,226,279
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22(a)	2,230	2,108,556
Jefferies Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/13/18	1,270	1,363,017

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%		09/13/16	3,300	$3,309,973

						10,169,921

Electric — 1.3%
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	4.050%		09/15/42	1,450	1,247,963
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa2	4.000%		10/01/20	3,045	3,045,502
Georgia Power Co., Sr. Unsec’d. Notes	Aa3	4.300%		03/15/42	1,000	901,063
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.450%		04/15/42	1,335	1,210,487
Southern California Edison Co., First Ref. Mortgage	A1	3.900%		03/15/43	565	502,212

						6,907,227

Financial Services — 3.0%
Goldman Sachs Group Inc. (The), Sr. Unsec’d. Notes	A3	2.900%		07/19/18	1,580	1,592,694
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.300%		05/03/15	2,595	2,683,326
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%		01/22/23(a)	1,260	1,204,885
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	1.625%		05/15/18	1,985	1,922,401
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	2.000%		08/15/17	935	938,474
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.450%		03/01/16	1,490	1,568,924
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.750%		02/25/16	1,470	1,477,088
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	2.125%		04/25/18	4,150	4,044,789

						15,432,581

Food & Beverage — 0.4%
Fomento Economico Mexicano SAB De CV (Mexico), Sr. Unsec’d. Notes	BBB+(d)	4.375%		05/10/43	1,000	821,123
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	2.200%		08/01/18	1,050	1,047,143

						1,868,266

Gaming — 0.2%
International Game Technology, Sr. Unsec’d. Notes	Baa2	5.350%		10/15/23	1,055	1,077,762

Healthcare Equipment & Services — 0.2%
Boston Scientific Corp., Sr. Unsec’d. Notes	Baa3	2.650%		10/01/18	1,130	1,130,494

Healthcare Products — 0.2%
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%		04/15/43	1,005	954,248

Home Furnishings — 0.1%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200%		04/01/43	645	585,038

Insurance — 0.7%
Allstate Corp. (The), Sub. Notes	Baa1	5.750	%(c)	08/15/53	1,470	1,433,250
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.300%		05/15/43(a)	1,085	983,467
ING US, Inc., Sr. Unsec’d. Notes, 144A	Baa3	5.700%		07/15/43	990	982,643

						3,399,360

Media — 0.8%
News America, Inc., Unsec’d. Notes, 144A	Baa1	4.000%		10/01/23	610	610,634
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.125%		02/15/21	1,160	1,095,485
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%		09/01/41	1,560	1,279,178

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	985	$1,056,829

					4,042,126

Metals & Mining — 1.7%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.100%	05/01/23	2,600	2,289,555
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	3.850%	09/30/23	1,510	1,521,576
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	Baa3	3.875%	03/15/23	2,005	1,848,518
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	Baa3	5.450%	03/15/43	825	739,460
Glencore Funding LLC, Gtd. Notes, 144A	Baa2	2.500%	01/15/19(a)	1,825	1,710,708
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	A3	1.375%	06/17/16	910	910,264

					9,020,081

Multimedia — 0.8%
NBCUniversal Media LLC, Gtd. Notes	A3	6.400%	04/30/40	1,470	1,738,670
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	5.850%	09/01/43	2,270	2,310,905

					4,049,575

Oil & Gas — 1.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba3	5.950%	09/15/16	2,225	2,498,408
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	2.750%	05/10/23	1,445	1,319,769
Petrobras Global Finance BV (Netherlands), Gtd. Notes	Baa1	3.000%	01/15/19	1,650	1,551,693
Petrobras Global Finance BV (Netherlands), Gtd. Notes	Baa1	4.375%	05/20/23	1,605	1,468,232
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.500%	06/15/38	360	419,527

					7,257,629

Oil, Gas & Consumable Fuels — 0.3%
Marathon Petroleum Corp., Sr. Unsec’d. Notes	Baa2	5.125%	03/01/21	1,255	1,354,990

Pharmaceuticals — 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	11/06/42	590	534,171
Express Scripts Holding Co., Gtd. Notes	Baa3	2.650%	02/15/17	3,500	3,608,360

					4,142,531

Pipelines — 0.9%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.500%	02/01/42	1,750	1,847,398
Enterprise Products Operating LLC, Gtd. Notes	Baa1	4.850%	03/15/44	445	414,765
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	2.650%	02/01/19(a)	1,835	1,822,366
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.500%	09/01/39	500	542,916

					4,627,445

Real Estate — 0.6%
Corporate Office Properties LP, Gtd. Notes	Baa3	5.250%	02/15/24	1,010	1,036,604
EPR Properties, Sr. Unsec’d. Notes	Baa2	5.250%	07/15/23	1,870	1,815,512

					2,852,116

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts — 0.3%
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	2.250%	03/15/18	955	$945,014
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa1	2.000%	02/15/18	830	813,274

					1,758,288

Retail — 0.3%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	2.550%	04/11/23	895	827,524
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.000%	04/11/43(a)	1,030	918,234

					1,745,758

Semiconductors — 0.3%
TSMC Global Ltd. (British Virgin Islands), Gtd. Notes	A1	1.625%	04/03/18	1,725	1,661,879

Telecommunication Services — 1.2%
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/23	3,425	3,670,867
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/43	2,355	2,658,647

					6,329,514

Telecommunications — 0.7%
Qwest Corp., Sr. Unsec’d. Notes	Baa3	6.750%	12/01/21	3,260	3,500,982

Utilities — 0.1%
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	2.450%	09/01/18(a)	685	691,659

TOTAL CORPORATE BONDS (cost $133,130,573)					129,805,695

SOVEREIGN ISSUE — 0.4%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost 2,299,443)	Baa1	4.000%	10/02/23	2,310	2,295,563

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.0%
Federal Farm Credit Bank	1.460%	11/19/19		2,695	$2,549,260
Federal Home Loan Bank	5.500%	07/15/36		2,515	2,971,701
Federal Home Loan Mortgage Corp.	3.500%	09/01/42-08/01/43		4,965	5,044,512
Federal Home Loan Mortgage Corp.	3.500%	TBA		35,365	35,895,475
Federal Home Loan Mortgage Corp.	4.000%	01/01/37-07/01/43		12,029	12,593,442
Federal Home Loan Mortgage Corp.	4.000%	TBA		7,430	7,765,511
Federal Home Loan Mortgage Corp.	4.500%	11/01/39-02/01/41		4,283	4,557,162
Federal Home Loan Mortgage Corp.	5.000%	04/01/40-12/01/41		4,483	4,856,877
Federal Home Loan Mortgage Corp.	5.500%	03/01/28-05/01/40		4,278	4,632,920
Federal Home Loan Mortgage Corp.	6.000%	09/01/27-05/01/40		2,681	2,918,132
Federal National Mortgage Assoc.	1.500%	10/23/19		1,740	1,656,684
Federal National Mortgage Assoc.	1.550%	10/29/19		6,000	5,784,924
Federal National Mortgage Assoc.	1.600%	12/24/20		4,425	4,177,581
Federal National Mortgage Assoc.	3.000%	TBA		7,575	7,399,828
Federal National Mortgage Assoc.	3.500%	04/01/42-10/01/43		6,077	6,193,404
Federal National Mortgage Assoc.	3.500%	TBA		27,615	28,111,208
Federal National Mortgage Assoc.	4.000%	12/01/40-08/01/43		11,045	11,608,353
Federal National Mortgage Assoc.	4.000%	TBA		6,410	6,723,489
Federal National Mortgage Assoc.	4.500%	05/01/29-11/01/41		10,440	11,163,997
Federal National Mortgage Assoc.	4.500%	TBA		9,230	9,857,352
Federal National Mortgage Assoc.	5.000%	09/01/33-01/01/39		2,423	2,622,217
Federal National Mortgage Assoc.	5.000%	TBA		1,025	1,111,484
Federal National Mortgage Assoc.	5.500%	04/01/33-09/01/40		8,197	8,926,520
Federal National Mortgage Assoc.	6.000%	10/01/37-09/01/40		2,688	2,933,333

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $189,114,038)					192,055,366

U.S. TREASURY OBLIGATIONS — 39.3%
U.S. Treasury Bonds	4.500%	02/15/36		5,185	5,991,916
U.S. Treasury Bonds	5.500%	08/15/28	(a)	13,850	17,723,679
U.S. Treasury Bonds	6.250%	08/15/23	(a)	14,260	18,872,226
U.S. Treasury Bonds	6.875%	08/15/25		10,175	14,338,803
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/17		14,670	15,557,665
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.500%	04/15/15		10,405	11,457,273
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26		7,430	10,088,303
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/25		485	717,341
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%	04/15/29		925	1,884,067
U.S. Treasury Notes	0.250%	06/30/14-09/15/14		70,000	70,089,060
U.S. Treasury Notes	0.625%	11/30/17		11,515	11,280,198
U.S. Treasury Notes	1.000%	10/31/16		650	656,043
U.S. Treasury Notes	1.625%	08/15/22		730	680,040
U.S. Treasury Notes	3.625%	08/15/19		22,135	24,569,850

TOTAL U.S. TREASURY OBLIGATIONS (cost $208,202,867)					203,906,464

TOTAL LONG-TERM INVESTMENTS (cost $571,100,722)					566,752,099

				Shares
SHORT-TERM INVESTMENT — 15.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $79,957,530; includes $26,045,629 of cash collateral for securities on loan)(b)(w)				79,957,530	79,957,530

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Value
TOTAL INVESTMENTS — 124.6% (cost $651,058,252)	$646,709,629
Liabilities in excess of other assets(x) — (24.6)%	(127,839,432)

NET ASSETS — 100.0%	$518,870,197

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
IO	Interest Only
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,521,629; cash collateral of $26,045,629 (included with liabilities) was received with which the Portfolio purchased highly liquid short- term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized (Depreciation)(1)(2)
Long Position:
104	90 Day Euro Dollar	Dec. 2016	$ 25,492,900	$ 25,412,400	$(80,500)

Short Positions:
107	2 Year U.S. Treasury Notes	Dec. 2013	23,496,531	23,568,422	(71,891)
463	5 Year U.S. Treasury Notes	Dec. 2013	55,244,477	56,044,703	(800,226)
34	10 Year U.S. Treasury Notes	Dec. 2013	4,201,125	4,297,281	(96,156)
26	20 Year U.S. Treasury Bonds	Dec. 2013	3,384,469	3,467,750	(83,281)
44	30 Year U.S. Ultra Treasury Bonds	Dec. 2013	6,108,438	6,252,125	(143,687)

					(1,195,241)

					$(1,275,741)

(1) Cash of $699,080 has been segregated to cover requirement for open futures contracts as of September 30, 2013.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$38,689,011	$—
Corporate Bonds	—	123,385,470	6,420,225
Sovereign Issue	—	2,295,563	—
U.S. Government Agency Obligations	—	192,055,366	—
U.S. Treasury Obligations	—	203,906,464	—
Affiliated Money Market Mutual Fund	79,957,530	—	—
Other Financial Instruments*
Futures	(1,275,741)	—	—

Total	$78,681,789	$560,331,874	$6,420,225

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/2012	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(310,894)
Purchases	5,364,625
Sales	—
Accrued discount/premium	(131)
Transfers in and/or out of Level 3	1,366,625

Balance as of 09/30/2013	$6,420,225

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, ($310,894) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Corporate Bond transferred into Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using prices provided by a single broker/dealer.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace — 1.4%
B/E Aerospace, Inc.*	149,000	$10,999,180

Airlines — 0.3%
Alaska Air Group, Inc.	35,000	2,191,700

Automotive Parts — 0.5%
BorgWarner, Inc.(a)	42,500	4,309,075

Beverages — 1.6%
Beam, Inc.	115,800	7,486,470
Green Mountain Coffee Roasters, Inc.*(a)	75,500	5,687,415

		13,173,885

Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.*	75,000	8,712,000
ARIAD Pharmaceuticals, Inc.*(a)	235,500	4,333,200
Foundation Medicine, Inc.*	1,400	55,496
Illumina, Inc.*(a)	154,600	12,496,318
Incyte Corp. Ltd.*	90,000	3,433,500
Vertex Pharmaceuticals, Inc.*	50,000	3,791,000

		32,821,514

Chemicals — 1.3%
Airgas, Inc.	100,000	10,605,000

Clothing & Apparel — 2.0%
Hanesbrands, Inc.	131,000	8,162,610
Under Armour, Inc. (Class A Stock)*(a)	95,400	7,579,530

		15,742,140

Commercial Services — 7.0%
Advisory Board Co. (The)*(a)	114,300	6,798,564
Alliance Data Systems Corp.*(a)	56,600	11,969,202
Hertz Global Holdings, Inc.*	250,000	5,540,000
Team Health Holdings, Inc.*	100,300	3,805,382
Towers Watson & Co. (Class A Stock)	92,900	9,936,584
United Rentals, Inc.*(a)	102,800	5,992,212
Verisk Analytics, Inc. (Class A Stock)*	188,800	12,264,448

		56,306,392

Computer Services & Software — 5.4%
CDW Corp.*	220,000	5,022,600
Cerner Corp.*	259,700	13,647,235
Informatica Corp.*	180,000	7,014,600
NetSuite, Inc.*(a)	35,000	3,777,900
Salesforce.com, Inc.*(a)	140,000	7,267,400
SanDisk Corp.	50,000	2,975,500
Synopsys, Inc.*	100,000	3,770,000

		43,475,235

Consumer Products & Services — 0.7%
Church & Dwight Co., Inc.	100,000	6,005,000

Containers & Packaging — 1.0%
Packaging Corp. of America	148,000	8,449,320

Diversified Financial Services — 2.6%
Ocwen Financial Corp.*(a)	195,700	10,914,189
Portfolio Recovery Associates, Inc.*(a)	55,000	3,296,700
Raymond James Financial, Inc.	155,000	6,458,850

		20,669,739

Electronic Components — 2.1%
AMETEK, Inc.	265,000	12,195,300

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components (cont’d.)
Generac Holdings, Inc.(a)	104,300	$4,447,352

		16,642,652

Electronics — 2.0%
Agilent Technologies, Inc.	55,000	2,818,750
Amphenol Corp. (Class A Stock)	50,000	3,869,000
Trimble Navigation Ltd.*	315,000	9,358,650

		16,046,400

Environmental Control — 1.7%
Stericycle, Inc.*	120,000	13,848,000

Financial Services — 1.6%
Affiliated Managers Group, Inc.*	70,000	12,784,800

Financial–Bank & Trust — 2.0%
IntercontinentalExchange, Inc.*(a)	64,861	11,767,082
SVB Financial Group*	50,000	4,318,500

		16,085,582

Foods — 2.0%
J.M. Smucker Co. (The)	40,000	4,201,600
WhiteWave Foods Co. (Class A Stock)(a)	165,000	3,295,050
Whole Foods Market, Inc.	143,000	8,365,500

		15,862,150

Healthcare Products — 1.3%
Cooper Cos., Inc. (The)	65,100	8,442,819
Wright Medical Group, Inc.*(a)	75,000	1,956,000

		10,398,819

Healthcare Services — 1.5%
DaVita HealthCare Partners, Inc.*	100,000	5,690,000
Envision Healthcare Holdings, Inc.*	60,000	1,561,800
ICON PLC (Ireland)*	90,000	3,683,700
Premier, Inc. (Class A Stock)*	45,000	1,426,500

		12,362,000

Hotels, Restaurants & Leisure — 1.8%
Buffalo Wild Wings, Inc.*(a)	69,100	7,685,302
Starwood Hotels & Resorts Worldwide, Inc.	108,400	7,203,180

		14,888,482

Household Products/Wares — 1.2%
Fortune Brands Home & Security, Inc.	233,000	9,699,790

Industrial Products — 3.6%
Chart Industries, Inc.*(a)	55,000	6,767,200
Fastenal Co.(a)	160,000	8,040,000
Roper Industries, Inc.	105,000	13,951,350

		28,758,550

Internet Services — 1.2%
Pandora Media, Inc.*(a)	120,000	3,015,600
Splunk, Inc.*	110,300	6,622,412

		9,638,012

Manufacturing — 1.0%
Pall Corp.	110,000	8,474,400

Media — 2.1%
AMC Networks, Inc. (Class A Stock)*	147,500	10,100,800
Discovery Communications, Inc. (Class A Stock)*(a)	85,500	7,217,910

		17,318,710

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 6.6%
Cabot Oil & Gas Corp.	275,000	$10,263,000
Cameron International Corp.*	60,000	3,502,200
Concho Resources, Inc.*	65,000	7,072,650
Core Laboratories NV	32,900	5,567,009
Dril-Quip, Inc.*	32,500	3,729,375
Frank’s International NV	85,000	2,544,050
Gulfport Energy Corp.*	100,000	6,434,000
Oasis Petroleum, Inc.*(a)	148,000	7,271,240
Oceaneering International, Inc.	79,500	6,458,580

		52,842,104

Pharmaceuticals — 5.8%
Actavis PLC*	57,500	8,280,000
BioMarin Pharmaceutical, Inc.*	97,500	7,041,450
Catamaran Corp.*	170,000	7,811,500
Cubist Pharmaceuticals, Inc.*	57,500	3,654,125
Impax Laboratories, Inc.*	150,000	3,076,500
Jazz Pharmaceuticals PLC*	60,000	5,518,200
Mylan, Inc.*	103,800	3,962,046
Perrigo Co.(a)	60,000	7,402,800

		46,746,621

Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.	107,300	9,367,290
Realogy Holdings Corp.*	95,000	4,086,900

		13,454,190

Retail & Merchandising — 14.2%
Cabela’s, Inc.*(a)	65,000	4,096,950
Dick’s Sporting Goods, Inc.	160,000	8,540,800
Dollar Tree, Inc.*(a)	166,400	9,511,424
Fifth & Pacific Cos., Inc.*	291,600	7,327,908
GameStop Corp. (Class A Stock)	125,000	6,206,250
Michael Kors Holdings Ltd.*	70,000	5,216,400
O’Reilly Automotive, Inc.*(a)	81,400	10,385,826
PriceSmart, Inc.(a)	89,500	8,523,980
PVH Corp.	66,100	7,845,409
Ross Stores, Inc.	116,800	8,503,040
Tile Shop Holdings, Inc.*	157,500	4,644,675
Tractor Supply Co.	169,000	11,351,730
Tuesday Morning Corp.*	100,000	1,527,000
Ulta Salon Cosmetics & Fragrance, Inc.*	42,500	5,077,050
Urban Outfitters, Inc.*	225,600	8,295,312
Williams-Sonoma, Inc.(a)	135,000	7,587,000

		114,640,754

Semiconductors — 3.5%
Avago Technologies Ltd.	265,000	11,426,800
Cavium, Inc.*(a)	180,000	7,416,000
Lam Research Corp.*	50,000	2,559,500
Microchip Technology, Inc.(a)	162,500	6,547,125

		27,949,425

Software — 5.8%
ANSYS, Inc.*	127,000	10,988,040
Aspen Technology, Inc.*	228,600	7,898,130
Citrix Systems, Inc.*	84,500	5,966,545
Concur Technologies, Inc.*(a)	67,000	7,403,500
Electronic Arts, Inc.*	150,000	3,832,500
Red Hat, Inc.*	80,000	3,691,200

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Ultimate Software Group, Inc. (The)*	45,700	$6,736,180

		46,516,095

Specialty Retail — 1.1%
DSW, Inc. (Class A Stock)	100,000	8,532,000

Telecommunications — 2.9%
Crown Castle International Corp.*	115,000	8,398,450
SBA Communications Corp. (Class A Stock)*(a)	190,000	15,287,400

		23,685,850

Transportation — 3.6%
Canadian Pacific Railway Ltd. (Canada)	30,000	3,699,000
J.B. Hunt Transport Services, Inc.	150,000	10,939,500
Kansas City Southern	67,100	7,338,056
LKQ Corp.*	227,100	7,235,406

		29,211,962

TOTAL LONG-TERM INVESTMENTS (cost $557,318,171)		791,135,528

SHORT-TERM INVESTMENT — 21.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $173,387,742; includes $159,060,988 of cash collateral for securities on loan)(b)(w)	173,387,742	173,387,742

TOTAL INVESTMENTS — 119.7% (cost $730,705,913)		964,523,270
Liabilities in excess of other assets — (19.7)%		(158,450,609)

NET ASSETS — 100.0%		$806,072,661

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,370,920; cash collateral of $159,060,988 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$791,135,528	$—	$—
Affiliated Money Market Mutual Fund	173,387,742	—	—

Total	$964,523,270	$—	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 4.6%
AAR Corp.	94,700	$2,588,151
Alliant Techsystems, Inc.	31,100	3,034,116
Exelis, Inc.	85,400	1,341,634
General Dynamics Corp.	98,300	8,603,216
L-3 Communications Holdings, Inc.	53,900	5,093,550
Northrop Grumman Corp.	40,300	3,838,978
Raytheon Co.	38,000	2,928,660
Rockwell Collins, Inc.(a)	96,000	6,514,560
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	236,400	5,730,336

		39,673,201

Agriculture — 0.5%
Archer-Daniels-Midland Co.	75,500	2,781,420
Bunge Ltd. (Bermuda)	20,600	1,563,746

		4,345,166

Auto Parts & Related — 2.5%
Autoliv, Inc.	53,600	4,684,104
Goodyear Tire & Rubber Co. (The)*	192,100	4,312,645
Lear Corp.	117,800	8,430,946
TRW Automotive Holdings Corp.*	61,400	4,378,434

		21,806,129

Biotechnology — 0.5%
United Therapeutics Corp.*(a)	56,100	4,423,485

Chemicals — 3.6%
Ashland, Inc.	85,500	7,907,040
Cabot Corp.	77,800	3,322,838
Celanese Corp. (Class A Stock)	63,300	3,341,607
CF Industries Holdings, Inc.	18,900	3,984,687
Eastman Chemical Co.	35,300	2,749,870
Huntsman Corp.	301,600	6,215,976
Olin Corp.(a)	150,500	3,472,035

		30,994,053

Commercial Banks — 4.2%
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	116,300	2,898,196
BB&T Corp.	119,400	4,029,750
Comerica, Inc.	120,900	4,752,579
Fifth Third Bancorp	288,900	5,211,756
Huntington Bancshares, Inc.	1,033,300	8,535,058
KeyCorp	420,700	4,795,980
PNC Financial Services Group, Inc.	22,600	1,637,370
Regions Financial Corp.	468,600	4,339,236

		36,199,925

Commercial Services — 0.5%
Avis Budget Group, Inc.*(a)	161,500	4,656,045

Commercial Services & Supplies — 3.5%
ADT Corp. (The)*	128,700	5,232,942
Convergys Corp.	152,500	2,859,375
Corrections Corp. of America	337,704	11,667,673
RR Donnelley & Sons Co.(a)	174,300	2,753,940
Western Union Co. (The)	439,100	8,193,606

		30,707,536

	Shares	Value
COMMON STOCKS (Continued)
Computer Hardware — 1.5%
Lexmark International, Inc. (Class A Stock)(a)	62,700	$2,069,100
Seagate Technology PLC (Ireland)	126,400	5,528,736
Western Digital Corp.	79,800	5,059,320

		12,657,156

Computer Services & Software — 0.9%
Fidelity National Information Services, Inc.	162,400	7,541,856

Computers & Peripherals — 0.2%
Synaptics, Inc.*(a)	49,400	2,187,432

Construction & Engineering — 1.8%
Engility Holdings, Inc.*	10,300	326,819
KBR, Inc.	211,200	6,893,568
McDermott International, Inc.*	187,900	1,396,097
Tutor Perini Corp.*	113,100	2,411,292
URS Corp.	83,300	4,477,375

		15,505,151

Consumer Products & Services — 1.3%
Avery Dennison Corp.	139,350	6,064,512
Whirlpool Corp.	38,100	5,579,364

		11,643,876

Containers & Packaging — 1.1%
Boise, Inc.	256,200	3,228,120
Domtar Corp.	25,100	1,993,442
Owens-Illinois, Inc.*	70,600	2,119,412
Rock-Tenn Co. (Class A Stock)	19,000	1,924,130

		9,265,104

Diversified Financial Services — 2.3%
Discover Financial Services	59,700	3,017,238
Nelnet, Inc. (Class A Stock)	76,900	2,956,805
Outerwall, Inc.*(a)	29,200	1,459,708
SLM Corp.	95,000	2,365,500
State Street Corp.	154,900	10,184,675

		19,983,926

Electric — 6.7%
AES Corp. (The)	940,000	12,492,600
Ameren Corp.	158,700	5,529,108
Edison International	205,000	9,442,300
Entergy Corp.	82,300	5,200,537
NV Energy, Inc.	300,200	7,087,722
Pinnacle West Capital Corp.	101,000	5,528,740
Portland General Electric Co.	124,600	3,517,458
Public Service Enterprise Group, Inc.	280,200	9,226,986

		58,025,451

Electronic Components & Equipment — 0.8%
Energizer Holdings, Inc.	42,000	3,828,300
Tech Data Corp.*	59,100	2,949,681

		6,777,981

Electronic Equipment & Instruments — 0.8%
Ingram Micro, Inc. (Class A Stock)*	133,900	3,086,395
TE Connectivity Ltd. (Switzerland)	68,200	3,531,396

		6,617,791

Electronics — 1.3%
Flextronics International Ltd. (Singapore)*	704,100	6,400,269

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronics (cont’d.)
Tyco International Ltd. (Switzerland)	132,800	$4,645,344

		11,045,613

Energy Services — 0.8%
Covanta Holding Corp.	314,800	6,730,424

Entertainment — 0.9%
Dolby Laboratories, Inc. (Class A Stock)(a)	173,700	5,994,387
International Game Technology	107,700	2,038,761

		8,033,148

Environmental Control — 0.5%
Republic Services, Inc.	128,400	4,283,424

Finance – Leasing — 0.4%
Aircastle Ltd. (Bermuda)	201,500	3,508,115

Financial Services — 1.7%
Ameriprise Financial, Inc.	73,900	6,730,812
BankUnited, Inc.	193,200	6,025,908
Capital One Financial Corp.	31,500	2,165,310

		14,922,030

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	119,700	6,792,975
Safeway, Inc.	689,050	22,042,710

		28,835,685

Foods — 1.6%
Fresh Del Monte Produce, Inc. (Cayman Islands)	77,500	2,300,200
Kroger Co. (The)	143,600	5,792,824
Sanderson Farms, Inc.	35,000	2,283,400
Tyson Foods, Inc. (Class A Stock)	118,300	3,345,524

		13,721,948

Hand/Machine Tools — 0.4%
Regal-Beloit Corp.	52,200	3,545,946

Healthcare Equipment & Supplies — 1.5%
Zimmer Holdings, Inc.	159,500	13,101,330

Healthcare Products — 1.6%
Covidien PLC (Ireland)	112,400	6,849,656
Greatbatch, Inc.*	44,900	1,527,947
St. Jude Medical, Inc.	96,600	5,181,624

		13,559,227

Healthcare Services — 2.1%
Aetna, Inc.	71,300	4,564,626
Bio-Reference Labs, Inc.*(a)	43,758	1,307,489
Community Health Systems, Inc.	53,100	2,203,650
Humana, Inc.	55,100	5,142,483
Kindred Healthcare, Inc.	151,500	2,034,645
Select Medical Holdings Corp.	349,000	2,816,430

		18,069,323

Home Furnishings — 0.4%
Harman International Industries, Inc.	48,000	3,179,040

Insurance — 6.6%
Aflac, Inc.	54,300	3,366,057
Allstate Corp. (The)	87,200	4,407,960
American Financial Group, Inc.	74,500	4,027,470
Aspen Insurance Holdings Ltd.	71,100	2,580,219
Endurance Specialty Holdings Ltd.(a)	49,900	2,680,628

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	166,900	$5,193,928
HCC Insurance Holdings, Inc.	50,000	2,191,000
Lincoln National Corp.	119,200	5,005,208
Maiden Holdings Ltd. (Bermuda)	189,700	2,240,357
Montpelier Re Holdings Ltd. (Bermuda)	84,700	2,206,435
PartnerRe Ltd. (Bermuda)	58,900	5,391,706
Platinum Underwriters Holdings Ltd. (Bermuda)	31,300	1,869,549
Principal Financial Group, Inc.(a)	82,900	3,549,778
StanCorp Financial Group, Inc.	52,100	2,866,542
Unum Group	186,100	5,664,884
Validus Holdings Ltd. (Bermuda)	104,300	3,857,014

		57,098,735

Internet Services — 0.8%
Symantec Corp.	283,700	7,021,575

Machinery & Equipment — 1.6%
AGCO Corp.	131,600	7,951,272
Briggs & Stratton Corp.	70,400	1,416,448
Cummins, Inc.	12,700	1,687,449
Oshkosh Corp.*	51,700	2,532,266

		13,587,435

Manufacturing — 1.3%
Crane Co.	32,151	1,982,752
Textron, Inc.	190,700	5,265,227
Trinity Industries, Inc.	97,300	4,412,555

		11,660,534

Media — 0.4%
Gannett Co., Inc.	93,900	2,515,581
Scholastic Corp.	35,500	1,017,075

		3,532,656

Metals & Mining — 0.6%
Reliance Steel & Aluminum Co.	36,000	2,637,720
Timken Co.	48,600	2,935,440

		5,573,160

Office Equipment & Supplies — 1.2%
Pitney Bowes, Inc.(a)	205,300	3,734,407
Xerox Corp.	621,700	6,397,293

		10,131,700

Oil, Gas & Consumable Fuels — 7.5%
Cameron International Corp.*	122,300	7,138,651
CenterPoint Energy, Inc.	306,300	7,342,011
Devon Energy Corp.	149,900	8,658,224
Energy Transfer Partners LP	39,059	2,033,802
Helmerich & Payne, Inc.	92,400	6,370,980
Hess Corp.	59,600	4,609,464
Marathon Oil Corp.	91,500	3,191,520
Marathon Petroleum Corp.	71,300	4,586,016
Murphy Oil Corp.	109,100	6,580,912
Murphy USA, Inc.*	27,275	1,101,637
Southwestern Energy Co.*	79,800	2,903,124
Superior Energy Services, Inc.*	83,200	2,083,328
Tesoro Corp.	80,900	3,557,982
Valero Energy Corp.	121,200	4,138,980

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
W&T Offshore, Inc.	19,100	$338,452

		64,635,083

Pharmaceuticals — 3.4%
Cardinal Health, Inc.	230,200	12,004,930
Endo Health Solutions, Inc.*	34,800	1,581,312
Mallinckrodt PLC (Ireland)*(a)	13,800	608,442
McKesson Corp.	20,800	2,668,640
Omnicare, Inc.(a)	178,900	9,928,950
USANA Health Sciences, Inc.*	33,800	2,933,502

		29,725,776

Printing & Publishing — 0.2%
Consolidated Graphics, Inc.*	33,300	1,866,798

Real Estate Investment Trusts — 6.6%
Ashford Hospitality Trust, Inc.	198,300	2,447,022
Brandywine Realty Trust	253,400	3,339,812
CBL & Associates Properties, Inc.	193,200	3,690,120
CommonWealth REIT	209,000	4,579,190
DuPont Fabros Technology, Inc.(a)	122,600	3,159,402
Government Properties Income Trust	84,200	2,014,906
Hospitality Properties Trust	178,300	5,045,890
Inland Real Estate Corp.	251,700	2,574,891
Lexington Realty Trust(a)	336,400	3,777,772
MFA Financial, Inc.	357,400	2,662,630
Omega Healthcare Investors, Inc.(a)	94,200	2,813,754
Pennsylvania Real Estate Investment Trust	120,800	2,258,960
PennyMac Mortgage Investment Trust	124,800	2,830,464
Silver Bay Realty Trust Corp.	8,534	133,643
Starwood Property Trust, Inc.(a)	293,100	7,025,607
Summit Hotel Properties, Inc.	104,400	959,436
Sunstone Hotel Investors, Inc.	311,700	3,971,058
Two Harbors Investment Corp.	367,400	3,567,454

		56,852,011

Retail & Merchandising — 6.2%
Best Buy Co., Inc.(a)	273,500	10,256,250
CST Brands, Inc.	16,122	480,436
Dillard’s, Inc. (Class A Stock)	41,600	3,257,280
Express, Inc.*	259,100	6,112,169
Foot Locker, Inc.	96,300	3,268,422
GameStop Corp. (Class A Stock)	103,100	5,118,915
Kohl’s Corp.(a)	244,297	12,642,369
Macy’s, Inc.	85,800	3,712,566
RadioShack Corp.*(a)	107,700	367,257
Stage Stores, Inc.	49,700	954,240
Staples, Inc.	495,800	7,263,470

		53,433,374

Security & Alarm Services — 0.3%
Brink’s Co. (The)	100,100	2,832,830

Semiconductors — 1.1%
Amkor Technology, Inc.*(a)	321,928	1,381,071
Marvell Technology Group Ltd. (Bermuda)	203,400	2,339,100
Skyworks Solutions, Inc.*	229,800	5,708,232

		9,428,403

Software — 2.8%
Allscripts Healthcare Solutions, Inc.*	15,950	237,177
CA, Inc.	130,200	3,863,034

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*(a)	110,900	$6,272,504
Nuance Communications, Inc.*	460,800	8,614,656
VeriFone Systems, Inc.*	245,300	5,607,558

		24,594,929

Telecommunications — 2.1%
Amdocs Ltd.	295,700	10,834,448
Comtech Telecommunications Corp.	45,646	1,110,111
Harris Corp.	74,700	4,429,710
Vonage Holdings Corp.*	479,900	1,506,886

		17,881,155

Thrifts & Mortgage Finance — 0.9%
People’s United Financial, Inc.	551,200	7,926,256

Utilities — 0.7%
American Electric Power Co., Inc.	147,700	6,402,795

TOTAL LONG-TERM INVESTMENTS (cost $703,714,162)		849,731,722

SHORT-TERM INVESTMENT — 10.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $91,068,062; includes $67,146,615 of cash collateral for securities on loan)(b)(w)	91,068,062	91,068,062

TOTAL INVESTMENTS — 108.6% (cost $794,782,224)		940,799,784
Liabilities in excess of other assets — (8.6)%		(74,331,838)

NET ASSETS — 100.0%		$866,467,946

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,122,329; cash collateral of $67,146,615 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$849,731,722	$—	$—
Affiliated Money Market Mutual Fund	91,068,062	—	—

Total	$940,799,784	$—	$—

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 67.1%
Advertising
WPP PLC (United Kingdom)	7,998	$164,360

Aerospace & Defense — 1.0%
Boeing Co. (The)	24,890	2,924,575
Saab AB (Sweden) (Class B Stock)	25,199	503,204
United Technologies Corp.	23,280	2,510,050

		5,937,829

Agriculture — 0.5%
Bunge Ltd. (Bermuda)	27,880	2,116,371
Imperial Tobacco Group PLC (United Kingdom)	23,706	876,357

		2,992,728

Airlines — 0.3%
Japan Airlines Co. Ltd. (Japan)	18,100	1,096,751
Ryanair Holdings PLC (Ireland), ADR	16,900	840,606

		1,937,357

Apparel — 0.1%
Adidas AG (Germany)	5,053	548,108

Auto Parts & Equipment — 1.0%
Aisin Seiki Co. Ltd. (Japan)	25,500	1,093,213
Cie Generale des Etablissements Michelin (France) (Class B Stock)	8,600	953,756
Denso Corp. (Japan)	23,500	1,102,664
Hyundai Mobis (South Korea)	2,406	640,048
Pirelli & C. SpA (Italy)	46,969	611,597
UMW Holdings Bhd (Malaysia)	190,100	689,278
Weichai Power Co. Ltd. (China) (Class H Stock)	151,600	593,210

		5,683,766

Banks — 0.1%
Resona Holdings, Inc. (Japan)	96,400	494,919

Beverages — 0.9%
Carlsberg A/S (Denmark) (Class B Stock)	10,126	1,043,615
Diageo PLC (United Kingdom)	29,099	924,987
Heineken Holding NV (Netherlands)	7,900	499,479
Kirin Holdings Co. Ltd. (Japan)	58,300	851,190
PepsiCo, Inc.	23,225	1,846,387

		5,165,658

Building Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	143,000	459,953

Chemicals — 2.9%
Arkema SA (France)	9,197	1,024,875
Denki Kagaku Kogyo KK (Japan)	141,000	550,319
Dow Chemical Co. (The)	87,490	3,359,616
E.I. du Pont de Nemours & Co.	46,280	2,710,157
Ecolab, Inc.	26,296	2,596,993
Johnson Matthey PLC (United Kingdom)	19,177	871,424
Kuraray Co. Ltd. (Japan)	65,000	781,265
Lonza Group AG (Switzerland)*	3,200	262,085
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	15,180	474,830
Praxair, Inc.	32,155	3,865,352

		16,496,916

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks — 3.6%
Akbank TAS (Turkey)	151,007	$556,510
Banco Bradesco SA (Brazil), ADR(a)	28,572	396,579
Banco do Brasil SA (Brazil)	41,000	477,282
BanColombia SA (Colombia), ADR	8,300	477,582
Bangkok Bank PCL (Thailand)	85,300	534,834
Bank of America Corp.	103,270	1,425,126
CIT Group, Inc.*	66,535	3,244,912
Citigroup, Inc.	16,920	820,789
Credit Suisse Group AG (Switzerland), ADR(a)	17,124	523,138
Danske Bank A/S (Denmark)*	36,800	793,586
DnB ASA (Norway)	57,531	873,656
Erste Group Bank AG (Austria)	17,705	559,508
Fukuoka Financial Group, Inc. (Japan)	167,300	757,533
ICICI Bank Ltd. (India), ADR	30,779	938,144
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	465,000	325,017
Komercni Banka A/S (Czech Republic)	1,717	382,070
PNC Financial Services Group, Inc. (The)	6,350	460,057
Societe Generale SA (France)	10,491	522,654
Turkiye Garanti Bankasi A/S (Turkey)	126,992	500,958
U.S. Bancorp	27,580	1,008,876
UBS AG (Switzerland)*	43,100	883,353
Wells Fargo & Co.	98,850	4,084,482

		20,546,646

Commercial Services — 1.2%
DeVry, Inc.(a)	32,150	982,504
Genpact Ltd. (Bermuda)*	93,078	1,757,313
Global Payments, Inc.	11,042	564,025
Quanta Services, Inc.*	79,010	2,173,565
Secom Co. Ltd. (Japan)	13,100	821,081
SIA Engineering Co. Ltd. (Singapore)	184,900	716,629

		7,015,117

Computer Services & Software — 0.4%
Accenture PLC (Ireland) (Class A Stock)	27,998	2,061,773

Computers — 2.9%
Apple, Inc.	17,682	8,429,894
Cognizant Technology Solutions Corp. (Class A Stock)*	17,678	1,451,717
Computer Sciences Corp.	57,710	2,985,915
Hewlett-Packard Co.	42,400	889,552
NetApp, Inc.	64,465	2,747,498

		16,504,576

Containers & Packaging — 0.2%
Rexam PLC (United Kingdom)	139,084	1,083,832

Cosmetics/Personal Care — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	35,850	2,505,915
Natura Cosmeticos SA (Brazil)	2,300	51,629

		2,557,544

Distribution/Wholesale — 0.7%
Fossil Group, Inc.*	16,606	1,930,281
Inchcape PLC (United Kingdom)	114,000	1,125,593
Mitsubishi Corp. (Japan)	56,500	1,147,166

		4,203,040

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 4.4%
BlackRock, Inc.	12,590	$3,407,106
Charles Schwab Corp. (The)	131,377	2,777,310
CME Group, Inc.	70,415	5,202,260
Franklin Resources, Inc.	17,960	907,878
GAM Holding AG (Switzerland)*	48,722	881,003
Home Loan Servicing Solutions Ltd. (Cayman Islands)	29,730	654,357
JPMorgan Chase & Co.	64,520	3,335,039
NASDAQ OMX Group, Inc. (The)	16,270	522,104
Ocwen Financial Corp.*	16,180	902,358
ORIX Corp. (Japan)	98,300	1,607,001
State Street Corp.	24,600	1,617,450
Visa, Inc. (Class A Stock)	17,634	3,369,857

		25,183,723

Diversified Machinery — 0.4%
Roper Industries, Inc.	19,133	2,542,202

Electric — 0.5%
Edison International	65,200	3,003,112

Electronic Components & Equipment — 0.6%
Flextronics International Ltd.*	63,900	580,851
Hitachi Ltd. (Japan)	320,900	2,126,363
Prysmian SpA (Italy)	30,661	751,812

		3,459,026

Electronics — 2.3%
Agilent Technologies, Inc.	84,440	4,327,550
Amphenol Corp. (Class A Stock)	27,300	2,112,474
Koninklijke Philips NV (Netherlands)	43,716	1,410,323
National Instruments Corp.	50,084	1,549,098
Rexel SA (France)	38,900	989,695
TE Connectivity Ltd. (Switzerland)	54,480	2,820,974

		13,210,114

Engineering & Construction — 1.5%
Fluor Corp.	46,733	3,316,174
Koninklijke Boskalis Westminster NV (Netherlands)	24,700	1,094,814
URS Corp.(a)	65,990	3,546,963
Vinci SA (France)	17,000	989,680

		8,947,631

Entertainment & Leisure — 0.3%
Carnival Corp. (Panama)	16,314	532,489
International Game Technology	64,682	1,224,430

		1,756,919

Environmental Control — 1.0%
Republic Services, Inc.	84,300	2,812,248
Stericycle, Inc.*	23,420	2,702,668

		5,514,916

Financial–Bank & Trust — 0.3%
HSBC Holdings PLC (United Kingdom), (QMTF)	41,020	443,976
HSBC Holdings PLC (United Kingdom), (XHKG)	120,000	1,299,705

		1,743,681

Food — 1.8%
Aryzta AG (Switzerland)	11,466	766,348
First Pacific Co. Ltd. (Hong Kong)	866,975	958,269

	Shares	Value
COMMON STOCKS (Continued)
Food (cont’d.)
Indofood Sukses Makmur Tbk PT (Indonesia)	473,000	$287,730
Kraft Foods Group, Inc.	15,496	812,610
Metro AG (Germany)	29,400	1,167,519
Mondelez International, Inc. (Class A Stock)	56,030	1,760,462
Nestle SA (Switzerland)	8,067	562,545
Unilever PLC (United Kingdom)	40,792	1,586,013
Whole Foods Market, Inc.	46,005	2,691,293

		10,592,789

Healthcare Products — 1.2%
Covidien PLC (Ireland)	11,850	722,139
Getinge AB (Sweden) (Class B Stock)	28,800	1,029,638
IDEXX Laboratories, Inc.*(a)	19,060	1,899,329
Intuitive Surgical, Inc.*	7,521	2,829,927
Mindray Medical International Ltd. (China), ADR(a)	13,924	541,504

		7,022,537

Healthcare Services — 2.3%
Aetna, Inc.	50,090	3,206,762
Covance, Inc.*	24,026	2,077,288
DaVita HealthCare Partners, Inc.*	38,508	2,191,105
ICON PLC (Ireland)*	20,931	856,706
UnitedHealth Group, Inc.	71,280	5,104,361

		13,436,222

Holding Companies–Diversified — 0.3%
Exor SpA (Italy)	20,400	767,623
Noble Group Ltd. (Singapore)	1,068,000	792,846

		1,560,469

Home Furnishings — 0.4%
Harman International Industries, Inc.	17,980	1,190,815
Sony Corp. (Japan)	39,700	852,155

		2,042,970

Hotels, Restaurants & Leisure — 0.2%
Kangwon Land, Inc. (South Korea)	32,930	873,027

Industrial Products — 0.7%
Ingersoll-Rand PLC (Ireland)	66,420	4,313,315

Insurance — 4.3%
Allianz SE (Germany)	8,721	1,372,062
Allstate Corp. (The)	51,070	2,581,589
American International Group, Inc.	145,746	7,087,628
AON PLC (United Kingdom)	25,180	1,874,399
Berkshire Hathaway, Inc. (Class B Stock)*	18,200	2,065,882
Challenger Ltd. (Australia)	157,700	809,905
Delta Lloyd NV (Netherlands)	43,058	917,153
Euler Hermes SA (France)	3,301	403,124
Everest Re Group Ltd. (Bermuda)	5,915	860,100
Fairfax Financial Holdings Ltd. (Canada)	2,081	841,572
Marsh & McLennan Cos., Inc.	79,590	3,466,145
Reinsurance Group of America, Inc.	24,530	1,643,265
Resolution Ltd. (Guernsey)	151,960	781,071

		24,703,895

Internet — 0.6%
Google, Inc. (Class A Stock)*	3,996	3,500,136

Investment Companies — 0.3%
Investor AB (Sweden) (Class B Stock)	36,884	1,118,600

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Investment Companies (cont’d.)
Israel Corp. Ltd/The (Israel)*	1,100	$581,166

		1,699,766

Lodging — 0.2%
SJM Holdings Ltd. (Hong Kong)	480,400	1,353,648

Machinery–Construction & Mining — 0.1%
Komatsu Ltd. (Japan)	22,000	549,317

Media — 1.3%
British Sky Broadcasting Group PLC (United Kingdom)	57,800	814,085
Comcast Corp. (Special Class A Stock)	68,250	2,960,003
Time Warner, Inc.	52,570	3,459,632
Wolters Kluwer NV (Netherlands)	15,977	411,925

		7,645,645

Metals & Mining — 1.0%
BHP Billiton Ltd. (Australia), ADR	9,255	615,458
BHP Billiton PLC (United Kingdom), ADR	13,800	812,268
Cameco Corp. (Canada)	111,870	2,021,491
Coeur d’Alene Mines Corp.*	124,680	1,502,394
Nippon Steel & Sumitomo Metal Corp. (Japan)	188,000	640,335
Norsk Hydro ASA (Norway)	83,482	346,244

		5,938,190

Mining — 0.1%
Rio Tinto PLC (United Kingdom), ADR(a)	13,357	651,287

Miscellaneous Manufacturers — 1.5%
Danaher Corp.	42,208	2,925,858
FUJIFILM Holdings Corp. (Japan)	48,200	1,161,613
Parker Hannifin Corp.	25,880	2,813,674
POSCO (South Korea)	1,758	520,776
Siemens AG (Germany)	10,105	1,218,646

		8,640,567

Oil & Gas — 7.3%
Apache Corp.	31,340	2,668,288
BP PLC (United Kingdom), ADR	20,000	840,600
Chesapeake Energy Corp.(a)	19,186	496,534
Chevron Corp.	31,800	3,863,700
China Oilfield Services Ltd. (China) (Class H Stock)	312,000	783,014
ConocoPhillips	15,360	1,067,674
Core Laboratories NV (Netherlands)	24,085	4,075,423
Eni SpA (Italy)	60,200	1,383,889
Exxon Mobil Corp.	14,850	1,277,694
FMC Technologies, Inc.*	47,441	2,629,180
Halliburton Co.	48,120	2,316,978
Marathon Oil Corp.	39,480	1,377,062
National Grid PLC (United Kingdom)	86,216	1,018,441
National Oilwell Varco, Inc.	66,082	5,161,665
Noble Corp.	34,339	1,296,984
Phillips 66	26,040	1,505,633
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	12,370	407,413
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	25,737	848,439
Schlumberger Ltd. (Netherlands)	36,670	3,240,161
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	7,509	887,900
Statoil ASA (Norway), ADR	26,381	598,321

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Subsea 7 SA (United Kingdom)	31,794	$660,915
Suncor Energy, Inc. (Canada)	28,900	1,034,042
Transocean Ltd. (Switzerland)	12,403	551,934
Whiting Petroleum Corp.*	37,520	2,245,572

		42,237,456

Oil & Gas Services — 0.1%
Superior Energy Services, Inc.*	22,590	565,654

Paper & Forest Products — 0.8%
International Paper Co.	51,150	2,291,520
Smurfit Kappa Group PLC (Ireland)	38,868	878,800
Svenska Cellulosa AB (Sweden) (Class B Stock)	32,778	825,981
UPM-Kymmene OYJ (Finland)	62,900	870,297

		4,866,598

Pharmaceuticals — 4.0%
Abbott Laboratories	73,630	2,443,780
AbbVie, Inc.	59,045	2,641,083
Bayer AG (Germany)	4,952	583,994
Celesio AG (Germany)	32,600	733,600
Endo Health Solutions, Inc.*	59,560	2,706,406
Express Scripts Holding Co.*	52,931	3,270,077
Galenica AG (Switzerland)	400	339,027
Mallinckrodt PLC (Ireland)*(a)	1,418	62,520
Mead Johnson Nutrition Co.	35,806	2,658,953
Novartis AG (Switzerland)	17,567	1,351,222
Novartis AG (Switzerland), ADR	9,505	729,129
Roche Holding AG (Switzerland)	3,314	894,360
Sanofi (France)	11,658	1,180,686
Sanofi (France), ADR	21,690	1,098,165
Shire PLC (United Kingdom)	27,211	1,088,573
Teva Pharmaceutical Industries Ltd. (Israel), ADR	31,660	1,196,115

		22,977,690

Pipelines — 0.1%
APA Group (Australia)	107,799	600,612

Real Estate — 0.1%
Conwert Immobilien Invest SE (Austria)	25,812	303,845
Daito Trust Construction Co. Ltd. (Japan)	5,600	560,410

		864,255

Retail — 3.6%
Costco Wholesale Corp.	18,633	2,145,031
CVS Caremark Corp.	125,265	7,108,788
Daphne International Holdings Ltd. (China)	414,000	252,849
Kingfisher PLC (United Kingdom)	130,961	818,094
Kohl’s Corp.	5,780	299,115
Lowe’s Cos., Inc.	42,430	2,020,092
Nitori Holdings Co. Ltd. (Japan)	12,300	1,126,377
Starbucks Corp.	44,306	3,410,233
USS Co. Ltd. (Japan)	58,700	849,935
Wal-Mart Stores, Inc.	36,060	2,666,998

		20,697,512

Semiconductors — 1.6%
Advanced Semiconductor Engineering, Inc. (Taiwan)	737,723	713,550
ARM Holdings PLC (United Kingdom), ADR(a)	32,244	1,551,581

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
QUALCOMM, Inc.	49,522	$3,335,802
Samsung Electronics Co. Ltd. (South Korea)	373	474,454
Texas Instruments, Inc.	78,090	3,144,684

		9,220,071

Software — 2.8%
Amadeus IT Holding SA (Spain) (Class A Stock)	51,420	1,823,208
ANSYS, Inc.*	18,705	1,618,357
Check Point Software Technologies Ltd. (Israel)*	44,050	2,491,468
Citrix Systems, Inc.*	25,636	1,810,158
Electronic Arts, Inc.*	77,405	1,977,698
Microsoft Corp.	114,480	3,813,329
Open Text Corp. (Canada)(a)	4,800	358,320
Salesforce.com, Inc.*(a)	44,095	2,288,971

		16,181,509

Telecommunications — 2.1%
CenturyLink, Inc.(a)	65,510	2,055,704
Cisco Systems, Inc.	118,160	2,767,307
Inmarsat PLC (United Kingdom)	35,181	403,538
Nippon Telegraph & Telephone Corp. (Japan)	25,700	1,337,702
Rogers Communications, Inc. (Canada)	8,205	352,897
SK Telecom Co. Ltd. (South Korea)	4,027	823,479
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	102,000	1,358,512
Vivendi SA (France)	48,758	1,121,593
Vodafone Group PLC (United Kingdom)	327,405	1,149,141
Windstream Holdings, Inc.(a)	93,550	748,400

		12,118,273

Transportation — 0.5%
Asciano Ltd. (Australia)	195,700	1,066,133
China Shipping Container Lines Co. Ltd. (China) (Class H Stock)*	1,179,000	309,234
Kintetsu World Express, Inc. (Japan)	17,900	644,135
Orient Overseas International Ltd. (Hong Kong)	119,500	702,638

		2,722,140

Water — 0.2%
Guangdong Investment Ltd. (China)	1,013,900	872,056
Veolia Environnement SA (France)	22,900	391,489

		1,263,545

TOTAL COMMON STOCKS (cost $326,925,370)		388,054,541

EXCHANGE TRADED FUNDS — 0.6%
iShares MSCI United Kingdom Index Fund(a)	16,213	318,099
iShares Russell 1000 Value Index Fund(a)	35,540	3,063,548

TOTAL EXCHANGE TRADED FUNDS (cost $3,089,558)		3,381,647

PREFERRED STOCK — 0.1%
Commercial Banks
Sberbank of Russia (Russia), (PRFC) (cost $713,071)	328,500	722,700

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 1.2%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class A3
1.390%	09/08/15	Aaa	44	$43,619
Series 2012-1, Class C
2.670%	01/08/18	Aaa	100	103,122
Series 2012-1, Class D
4.720%	03/08/18	A1	202	212,832
Series 2012-2, Class D
3.380%	04/09/18	A1	67	68,733
Series 2012-3, Class C
2.420%	05/08/18	Aaa	237	240,549
Series 2012-3, Class D
3.030%	07/09/18	A1	131	133,089
Series 2012-4, Class C
1.930%	08/08/18	A+(d)	93	92,809
Series 2012-5, Class C
1.690%	11/08/18	A+(d)	212	210,585
Series 2013-1, Class C
1.570%	01/08/19	A+(d)	54	52,841
Asset-Backed Funding Certificates,
Series 2005-AQ1, Class A6
4.780%	06/25/35	BB(d)	144	148,452
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-BO1, Class M4
1.404%(c)	10/25/34	Baa1	47	43,275
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	Aa1	54	53,229
Capital One Multi-Asset Execution Trust,
Series 2005-B1, Class B1
4.900%	12/15/17	A2	437	460,077
CarMax Auto Owner Trust,
Series 2013-3, Class C
2.150%	05/15/19	A(d)	198	198,848
Centex Home Equity,
Series 2004-D, Class AF5
5.350%	09/25/34	A1	85	90,524
Series 2005-C, Class AF5
5.048%	06/25/35	Aa3	209	212,164
Chase Issuance Trust,
Series 2007-B1, Class B1
0.432%	04/15/19	A2	763	751,002
Ford Credit Auto Owner Trust,
Series 2012-D, Class C
1.230%	08/15/18	AA(d)	125	124,033
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T1, Class A1, 144A
0.898%	01/15/44	AAA(d)	270	269,838
Series 2013-T1, Class A3, 144A
2.289%	01/15/48	AAA(d)	125	123,163
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	AAA(d)	135	134,244
Series 2013-T3, Class A3, 144A
1.793%	05/15/46	AAA(d)	265	260,787
Hyundai Auto Receivables Trust,
Series 2012-A, Class D
2.610%	05/15/18	Aa2	47	47,841
Series 2012-B, Class C
1.950%	10/15/18	Aa2	55	55,557
Series 2012-C, Class B

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
1.060%	06/15/18	Aa2	99	$97,730
Series 2013-B, Class C
1.710%	02/15/19	A2	162	161,397
Nationstar Mortgage Advance Receivable Trust,
Series-T2A, Class A2, 144A
1.679%	06/20/46	AAA(d)	601	600,140
RAMP Trust,
Series 2004-RS3, Class AI4
5.335%(c)	03/25/34	Baa1	406	432,308
Santander Drive Auto Receivables Trust,
Series 2010-3, Class B
2.050%	05/15/15	AAA(d)	35	34,968
Series 2012-4, Class C
2.940%	12/15/17	Aa3	298	303,853
Series 2012-5, Class C
2.700%	08/15/18	A1	89	89,560
Series 2012-6, Class C
1.940%	03/15/18	A1	59	58,573
Series 2013-1, Class C
1.760%	01/15/19	A(d)	252	247,803
Series 2013-2, Class C
1.950%	03/15/19	A2	415	403,924
SLM Private Education Loan Trust,
Series 2013-B, Class A1, 144A
0.832%	07/15/22	AAA(d)	91	90,146
SLM Student Loan Trust,
Series 2013-A, Class A1, 144A
0.782%(c)	08/15/22	Aaa	111	110,870

TOTAL ASSET-BACKED SECURITIES (cost $6,801,396)				6,762,485

CERTIFICATES OF DEPOSIT — 0.5%
Ally Bank
1.150%	08/03/15		245	246,220
American Express Centurion Bank
1.700%	07/26/17		245	246,466
Barclays Bank Delaware
1.100%(c)	03/26/18		245	237,038
BMW Bank of North America
1.000%	09/21/15		245	246,050
CIT Bank
2.100%	07/25/19		245	241,637
Compass Bank
1.150%	06/29/15		245	246,317
Discover Bank
1.800%	06/27/17		245	246,802
GE Capital Bank
1.350%	06/22/16		245	245,712
GE Capital Retail Bank
1.800%	06/22/17		245	246,602
Goldman Sachs Bank USA
1.800%	06/27/17		245	246,589
Sallie Mae Bank
1.750%	08/15/17		247	248,387
State Bank of India (India)
0.900%	01/25/16		245	244,622

TOTAL CERTIFICATES OF DEPOSIT (cost $2,926,972)				2,942,442

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class AM
5.390%	10/10/45	Ba1	409	$434,301
Series 2007-4, Class AM
6.001%(c)	02/10/51	BB+(d)	395	432,563
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-2, Class A5
4.857%(c)	07/10/43	Aaa	204	213,899
Series 2005-5, Class A4
5.115%(c)	10/10/45	Aaa	375	400,962
Series 2006-1, Class A4
5.372%(c)	09/10/45	Aaa	300	323,701
Bear Stearns Commercial Mortgage Securities Trust,
2005-PWR9, Class AJ
4.985%	09/11/42	Baa2	226	231,658
Series 2005-T20, Class A4A
5.293%(c)	10/12/42	Aaa	210	224,679
Series 2006-T22, Class AJ
5.764%(c)	04/12/38	Aa3	86	92,905
CD 2005-CD1 Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.393%(c)	07/15/44	A3	718	753,199
CD 2007-CD5 Mortgage Trust,
Series 2007-CD5, Class AJ
6.323%(c)	11/15/44	Baa2	354	378,168
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.605%(c)	04/15/40	Aaa	37	37,875
Commercial Mortgage Pass-Through Certificates,
Series 2006-C1, Class AJ
5.407%(c)	02/15/39	A-(d)	420	452,707
Series 2007-C2, Class AM
5.615%	01/15/49	A3	168	178,413
Series 2012-CR2, Class A4
3.147%	08/15/45	Aaa	87	84,666
Series 2013-LC13, Class AM, 144A
4.557%(c)	08/10/46	Aaa	258	265,720
Series 2013-WWP, Class B, 144A
3.726%	03/10/23	AA-(d)	486	466,118
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aa2	135	143,472
Series 2013-CR7, Class A1
0.716%	03/10/46	Aaa	108	107,493
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AJ
4.771%	07/15/37	Baa1	222	230,968
Extended Stay America Trust,
Series 2013-ESFL, Class A2FL, 144A
0.882%(c)	12/05/31	Aaa	120	119,359
Series 2013-ESH7, Class A17, 144A
2.295%	12/05/31	Aaa	470	462,480
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	AAA	287	290,780

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.396%(c)	08/10/38	Aaa	110	$112,590
Series 2005-GG4, Class A4A
4.751%	07/10/39	Aaa	250	261,033
Series 2011-GC5, Class A4
3.707%	08/10/44	Aaa	936	961,049
Series 2013-G1, Class A2, 144A
3.557%(c)	04/10/31	AAA(d)	385	361,086
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP3, Class AJ
5.169%(c)	08/15/42	A2	331	349,398
Series 2006-LDP9, Class AM
5.372%	05/15/47	Ba1	229	245,046
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class AS
4.409%(c)	08/15/46	Aaa	155	160,223
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2011-CCHP, Class B, 144A
3.500%(c)	07/15/28	Aaa	400	402,578
Series 2013-C10, Class AS
3.372%	12/15/47	AAA(d)	443	420,267
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%	05/15/45	A3	380	391,971
JPMorgan Mortgage Trust,
Series 2013-1, Class 2A2, 144A
2.500%(c)	03/01/43	NR	655	621,663
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	51	54,837
Series 2006-C4, Class AM
6.075%(c)	06/15/38	A2	251	272,649
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	Baa2	299	317,694
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class AJ
5.793%(c)	07/12/44	BBB+(d)	443	479,079
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	BBB(d)	170	185,296
Series 2008-TOP29, Class A4
6.459%(c)	01/11/43	AA(d)	774	899,894
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	Aaa	60	59,485
Series 2012-C4, Class A3
2.533%	12/10/45	AAA(d)	84	81,479
Series 2013-C5, Class A4
3.185%	03/10/46	Aaa	308	295,273
Series 2013-C5, Class AAB
2.687%	03/10/46	Aaa	90	87,841
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	AAA(d)	101	95,038
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%(c)	03/15/42	Aaa	254	264,268

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44		Aaa	123	$135,164
Series 2013-C13, Class AS
3.345%	05/15/45		Aaa	210	198,669

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,515,211)					14,039,656

CORPORATE BONDS — 10.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22		Baa3	150	144,802
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		Baa1	270	258,960

					403,762

Aerospace & Defense
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	10/01/20	(a)	Ba2	95	103,787
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17		Ba3	105	109,200

					212,987

Agriculture — 0.1%
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		Baa2	200	249,032
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18		A2	242	280,094

					529,126

Airlines
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18	(a)	B2	195	198,413

Auto Parts & Equipment
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21	(a)	B2	75	79,687
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23		Ba1	40	41,300
5.875%	05/15/19	(a)	Ba1	100	106,125

					227,112

Automobile Manufacturers
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.450%	08/01/16		A3	163	163,523

Automobiles — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.875%	10/01/18		Baa3	216	215,954

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Automobiles (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18	(a)	BB+(d)	210	$209,475
6.250%	10/02/43		BB+(d)	70	68,950

					494,379

Banking — 0.1%
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19		A+(d)	220	220,062
Royal Bank of Canada (Canada),
Covered Bonds
2.000%	10/01/19		Aaa	369	369,466

					589,528

Banks — 0.3%
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18		B1	140	139,374
Citigroup, Inc.,
Sub. Notes
6.675%	09/13/43	(a)	BBB+(d)	260	279,992
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		Baa2	570	575,698
Morgan Stanley,
Sr. Unsec’d. Notes
4.750%	03/22/17		A-(d)	244	263,452
Sub. Notes, MTN
4.100%	05/22/23	(a)	Baa2	355	331,115

					1,589,631

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
7.750%	01/15/19		A3	165	207,618
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.150%	11/15/20		Aa3	300	308,737
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42		Baa2	145	141,294
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.250%	01/07/19		A1	255	255,626
3.000%	08/25/21		Aa3	300	295,688
7.900%	11/01/18		A1	220	280,056
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.250%	07/15/22		Baa3	300	302,895

					1,791,914

Building Materials
Vulcan Materials Co.,
Sr. Unsec’d. Notes
6.500%	12/01/16		Ba3	105	115,500

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals — 0.1%
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	(a)	Ba2	180	$172,350
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	(a)	Baa2	364	427,653
LYB International Finance BV (Netherlands),
Gtd. Notes
5.250%	07/15/43		Baa1	115	113,086

					713,089

Commercial Banks — 1.2%
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49	(a)	Ba3	110	119,625
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		A-(d)	490	481,891
3.300%	01/11/23		A-(d)	665	622,945
Canadian Imperial Bank of Commerce (Canada),
Deposit Notes
2.650%	11/08/16		Aa3	CAD 377	370,002
Fifth Third Bancorp,
Sr. Unsec’d. Notes
0.900%	02/26/16		A3	300	298,176
Sub. Notes
4.500%	06/01/18		Baa2	452	488,639
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	Baa1	150	165,175
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22		A3	203	198,353
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21		Ba3	30	30,150
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15		Ba1	115	123,224
7.750%	11/10/14		Ba1	43	46,180
State Street Corp.,
Sub. Notes
3.100%	05/15/23		A(d)	155	144,572
Toronto-Dominion Bank/The (Canada),
Sr. Unsec’d. Notes, MTN
2.625%	09/10/18		Aa1	299	306,666
US Bancorp,
Jr. Sub. Notes
3.442%	02/01/16		A3	654	683,492
Sub. Notes, MTN
2.950%	07/15/22		A(d)	710	667,945
Wells Fargo & Co.,
Sr. Unsec’d. Notes
1.250%	07/20/16	(a)	A+(d)	207	207,091
5.625%	12/11/17		A2	411	472,181
Sub. Notes
3.450%	02/13/23	(a)	A(d)	180	168,473
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
4.875%	11/19/19		Aa2	270	302,151

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Zions Bancorporation,
Sr. Unsec’d. Notes
4.000%	06/20/16	BBB-(d)	85	$87,839
4.500%	03/27/17	BBB-(d)	340	356,990
4.500%	06/13/23	BBB-(d)	350	347,071

				6,688,831

Commercial Services — 0.2%
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20(a)	Ba2	110	116,325
Lender Processing Services, Inc.,
Gtd. Notes
5.750%	04/15/23	Ba2	75	76,969
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	A2	245	234,101
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37	Aaa	414	470,005
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
5.500%	05/15/15	Ba3	17	17,977
Service Corp. International,
Sr. Unsec’d. Notes
6.750%	04/01/16	B1	40	43,350

				958,727

Communications Equipment
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22(a)	B2	150	148,875

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43(a)	AA+(d)	231	193,567
iGATE Corp.,
Gtd. Notes
9.000%	05/01/16(a)	B2	170	182,325
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.700%	09/14/17	Aa3	606	701,684
Stream Global Services, Inc.,
Sec’d. Notes
11.250%	10/01/14	B1	145	145,913

				1,223,489

Consumer Products — 0.1%
Procter & Gamble Co./The,
Sr. Unsec’d. Notes
3.100%	08/15/23	Aa3	458	452,716

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23(a)	Ba1	55	49,363
5.750%	05/15/21	Ba1	131	138,205
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23(a)	Ba2	10	9,150

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16		Ba3	60	$67,500

					264,218

Distribution/Wholesale — 0.1%
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	(a)	Baa2	285	263,644
6.000%	04/15/14		Baa2	300	307,234

					570,878

Diversified Financial Services — 1.8%
Air Lease Corp.,
Sr. Unsec’d. Notes
5.625%	04/01/17	(a)	BBB-(d)	225	239,625
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19		Ba3	75	79,313
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	(a)	A2	190	190,738
Sr. Unsec’d. Notes, MTN
2.800%	09/19/16		A2	255	266,804
American Honda Finance Corp.,
Unsec’d. Notes, 144A
1.000%	08/11/15		A1	442	443,994
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
7.150%	02/15/19		A2	443	545,596
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.750%	05/01/18		Baa2	445	431,593
4.450%	01/10/17		Baa2	497	538,136
Sub. Notes
3.500%	05/15/23		Baa3	276	249,062
4.050%	07/30/22		Baa3	65	63,129
CNH Capital LLC,
Gtd. Notes
6.250%	11/01/16		Ba1	55	60,500
Discover Bank,
Sub. Notes
7.000%	04/15/20		Ba1	300	353,418
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22		Ba1	455	434,107
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.750%	06/01/16		B2	55	58,575
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.500%	01/15/16		Baa3	200	203,910
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	(a)	A1	851	906,930
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
2.750%	05/15/16	(a)	BB-(d)	85	84,787
4.250%	05/15/23	(a)	BB-(d)	120	109,650

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18(a)	A-(d)		755	$749,646
Sub. Notes
6.750%	10/01/37	A2		390	407,018
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15	Baa1		285	285,456
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3		155	162,363
Sr. Unsec’d. Notes, 144A
6.000%	08/01/20	BBB-	(d)	45	45,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18	Ba3		290	280,213
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
8.500%	07/15/19	Baa2		325	393,522
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.150%	07/05/16	A2		511	536,162
3.200%	01/25/23(a)	A2		425	397,595
Sub. Notes
3.375%	05/01/23(a)	A3		445	403,554
Lazard Group LLC,
Sr. Unsec’d. Notes
7.125%	05/15/15	Ba2		300	324,707
National Money Mart Co. (Canada),
Gtd. Notes
10.375%	12/15/16	B2		125	130,937
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	A1		233	320,120
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
8.600%	08/15/19	Baa2		225	284,145
SLM Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18(a)	Ba1		195	219,863

					10,200,168

Electric — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	06/01/20(a)	Ba3		145	165,300
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	Baa3		300	345,913
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.400%	03/28/25	Aa2		167	231,935
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	BBB-(d)		58	51,942
5.800%	02/01/42	Baa3		80	82,905
PacifiCorp,
First Mortgage
3.850%	06/15/21	A2		164	172,279

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
PPL Capital Funding, Inc.,
Gtd. Notes
4.200%	06/15/22	BBB-(d)	140	$139,314

				1,189,588

Electrical Equipment
Anixter, Inc.,
Gtd. Notes
5.950%	03/01/15	Ba3	120	125,550
Coleman Cable, Inc.,
Gtd. Notes
9.000%	02/15/18	B2	75	79,687

				205,237

Entertainment & Leisure — 0.1%
Diamond Resorts Corp.,
Sr. Sec’d. Notes
12.000%	08/15/18	B3	127	140,970
Scientific Games Corp.,
Gtd. Notes
8.125%	09/15/18	B2	160	170,800

				311,770

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes
5.250%	08/01/20(a)	Ba2	80	79,200
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22(a)	Baa3	150	139,758

				218,958

Food & Beverage
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20(a)	BB-(d)	235	224,131

Healthcare Products
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20	Baa3	200	225,217

Healthcare Services — 0.1%
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/21	Baa2	100	111,080
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21(a)	B3	125	132,969
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	A(d)	125	107,192

				351,241

Home Builders
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22	B1	25	23,375

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Standard Pacific Corp.,
Gtd. Notes
10.750%	09/15/16		B3	40	$47,800

					71,175

Hotels, Restaurants & Leisure — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sr. Sec’d. Notes
7.625%	01/15/16		B1	30	31,425
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		B3	120	118,200
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21		B3	40	40,100
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes
7.250%	06/15/16		Ba1	50	55,875
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
5.625%	03/01/21		Baa3	365	394,264
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Unsec’d. Notes
5.375%	03/15/22		Ba2	200	201,000

					840,864

Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
8.250%	08/15/18		Baa1	420	523,669
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.000%	05/15/22		AA(d)	463	449,688
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		Baa2	200	225,321
Genworth Holdings, Inc.,
Gtd. Notes
4.900%	08/15/23	(a)	Baa3	139	139,560
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
4.300%	04/15/43		Baa3	120	105,895
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18		BBB-(d)	275	276,122
Sr. Unsec’d. Notes, 144A
5.700%	07/15/43		Baa3	90	89,331
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		Baa2	150	161,871
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19		Baa1	200	259,154
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69		Baa2	450	661,500
Sr. Unsec’d. Notes
4.368%	09/15/23		A3	265	277,032

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Prudential Financial, Inc.,
Sr. Unsec’d. Notes, MTN
2.300%	08/15/18		Baa1	113	$113,989

					3,283,132

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	(a)	AA-(d)	66	60,150
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		BB(d)	140	135,800
Google, Inc.,
Sr. Unsec’d. Notes
3.625%	05/19/21		Aa2	216	226,231

					422,181

Investment Companies
Temasek Financial I Ltd. (Singapore),
Gtd. Notes, 144A
2.375%	01/23/23		Aaa	250	228,809

Machinery–Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18		A2	415	529,680

Media — 0.3%
Comcast Corp.,
Gtd. Notes
4.250%	01/15/33		A3	135	127,312
6.300%	11/15/17		A3	200	235,642
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42		BBB(d)	285	242,474
6.375%	03/01/41		Baa2	150	148,135
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	Ba2	70	73,587
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19		Ba1	60	59,700
5.125%	07/15/20		Ba1	50	49,000
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		Baa2	200	215,311
News America, Inc.,
Gtd. Notes
3.000%	09/15/22		Baa1	150	140,561
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.750%	08/01/21		B1	40	39,800
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20		B1	70	70,613
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42		BBB(d)	35	25,591
8.750%	02/14/19		Baa2	225	264,714

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21		A2	98	$95,839

					1,788,279

Metals & Mining — 0.2%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	08/15/23		Baa3	150	151,713
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.875%	11/21/16		A1	115	117,437
5.000%	09/30/43		A+(d)	200	203,698
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20	(a)	B1	100	107,250
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18		Baa2	165	160,777
Reliance Steel & Aluminum Co.,
Gtd. Notes
4.500%	04/15/23		Baa3	110	107,356
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
4.250%	10/25/22		BBB(d)	125	116,783

					965,014

Miscellaneous Manufacturers — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		AA+(d)	610	575,384
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda),
Gtd. Notes, 144A
2.875%	01/15/19		BBB(d)	60	59,809

					635,193

Multimedia
Viacom, Inc.,
Sr. Unsec’d. Notes
5.850%	09/01/43		BBB(d)	120	122,162

Multi-National — 0.1%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.250%	07/20/17		Aaa	NZD 289	231,173
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		Aaa	401	360,299

					591,472

Oil & Gas — 0.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18		B3	160	168,800
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.750%	11/01/20		B1	200	203,500
10.250%	06/01/14		B1	145	152,975

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Bill Barrett Corp.,
Gtd. Notes
7.625%	10/01/19	(a)	B1	80	$81,600
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16	(a)	A2	602	631,983
3.245%	05/06/22		A(d)	463	447,034
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	(a)	Ba3	150	155,625
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		Aa1	644	592,912
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		A1	264	307,836
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		B3	160	160,000
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20		Ba3	85	85,850
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
8.625%	04/15/20		B2	140	144,725
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21	(a)	B1	86	92,255
6.875%	02/15/23		Baa3	197	211,283
Pride International, Inc.,
Gtd. Notes
8.500%	06/15/19		Baa1	285	361,416
Sempra Energy,
Sr. Unsec’d. Notes
9.800%	02/15/19		Baa1	100	133,824
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		AA(d)	502	452,089
Statoil ASA (Norway),
Gtd. Notes
2.450%	01/17/23		AA-(d)	175	159,913
Total Capital International SA (France),
Gtd. Notes
3.700%	01/15/24		AA-(d)	196	196,878
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		Ba2	215	215,537
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
4.600%	05/10/21		Baa1	250	264,491

					5,220,526

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.125%	02/15/22		A1	235	226,707

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Paper & Forest Products — 0.1%
Graphic Packaging International, Inc.,
Gtd. Notes
7.875%	10/01/18	Ba3	80	$87,200
International Paper Co.,
Sr. Unsec’d. Notes
9.375%	05/15/19	Baa3	150	197,810

				285,010

Pharmaceuticals — 0.1%
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
5.650%	05/15/18	A1	160	186,245
Mylan, Inc.,
Gtd. Notes, 144A
1.800%	06/24/16	BBB-(d)	95	95,393
6.000%	11/15/18	Baa3	160	172,455
Teva Pharmaceutical Finance Co. BV (Curacao),
Gtd. Notes
3.650%	11/10/21	A3	271	268,979

				723,072

Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21	Baa2	187	214,114
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	Baa2	200	201,757
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21	Ba1	360	382,133
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.700%	03/15/19	Baa3	250	319,722
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23(a)	Baa1	109	103,162
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.875%	12/15/18	B1	120	128,100
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
4.150%	02/01/24(a)	Baa2	395	387,589
NuStar Logistics LP,
Gtd. Notes
6.750%	02/01/21	Ba1	175	178,063
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22	Baa3	100	103,162
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	Baa3	150	160,419

				2,178,221

Real Estate — 0.1%
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20	Ba1	100	106,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
Healthcare Trust of America Holdings LP,
Gtd. Notes, 144A
3.700%	04/15/23	Baa3	185	$173,390
WEA Finance LLC,
Gtd. Notes, 144A
4.625%	05/10/21	A2	200	210,972

				491,112

Real Estate Investment Trusts — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23(a)	BBB-(d)	95	83,391
4.700%	03/15/22	Baa3	120	116,597
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23	Baa2	115	105,347
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	Ba1	195	184,763
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	BBB+(d)	150	137,900
Felcor Lodging LP,
Sr. Sec’d. Notes
5.625%	03/01/23	B2	185	172,744
10.000%	10/01/14	B2	32	34,440
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
6.000%	10/01/21	Baa3	180	196,429
PPF Funding, Inc.,
Gtd. Notes, 144A
5.700%	04/15/17	Baa2	250	273,436
ProLogis LP,
Gtd. Notes
2.750%	02/15/19	Baa2	110	109,946
6.625%	05/15/18	Baa2	230	268,934
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	08/01/23	Baa1	40	40,563
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20	Baa3	150	164,199
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.750%	06/01/21	Baa1	160	168,498

				2,057,187

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23(a)	Baa2	295	267,807
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41(a)	Baa2	350	383,929
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
7.507%	01/10/32	Baa1	231	278,843

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Kohl’s Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23		Baa1	175	$180,373
O’Reilly Automotive, Inc.,
Gtd. Notes
3.850%	06/15/23		Baa3	125	120,694
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	(a)	Aa2	498	618,143

					1,849,789

Schools — 0.1%
George Washington University (The),
Bonds
3.485%	09/15/22		A1	481	475,080
Unsec’d. Notes
1.827%	09/15/17		A1	91	89,033

					564,113

Semiconductors
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32		A1	165	151,628

Software
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	06/01/19		Aaa	200	220,845

Telecommunications — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	02/15/17	(a)	A3	107	107,246
2.625%	12/01/22	(a)	A3	260	233,034
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		Baa3	200	180,346
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39		A1	256	296,956
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.875%	01/15/27		Ba2	150	142,500
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		Ba3	155	160,619
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/23		Baa2	110	102,699
NeuStar, Inc.,
Gtd. Notes
4.500%	01/15/23		Ba3	25	22,437
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		Baa3	298	320,028
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.850%	11/01/42		BBB+(d)	155	122,396
6.400%	02/15/38		Baa1	148	162,956
6.550%	09/15/43		BBB+(d)	2,869	3,238,921
8.750%	11/01/18		Baa1	276	354,582

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes
8.375%	10/15/19		B2		100	$108,500

						5,553,220

Transportation — 0.5%
Burlington Northern and Santa Fe Railway Co.,
Pass-Through Certificates
4.830%	01/15/23		Aa2		287	311,556
5.720%	01/15/24		Aa2		250	285,702
Burlington Northern and Santa Fe Railway Co. 2000-1 Pass-Through Trust,
Pass-Through Certificates
8.251%	01/15/21		Aa2		78	93,674
CSX Transportation, Inc.,
Sec’d. Notes
6.251%	01/15/23		A1		480	561,691
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23		A2		642	745,840
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18		A3		196	199,753
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22		B1		120	120,000
Union Pacific Railroad Co.,
Pass-Through Certificates
8.000%	01/10/21		Aa3		292	340,015

						2,658,231

TOTAL CORPORATE BONDS (cost $62,710,120)						61,920,630

FOREIGN GOVERNMENT BONDS — 0.7%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.750%	10/21/15		Aaa	AUD	911	886,362
Canada Housing Trust No 1 (Canada),
Gov’t. Gtd. Notes
2.350%	12/15/18		Aaa	CAD	250	244,160
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17		Aaa	CAD	302	247,866
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		BBB(d)		210	208,688
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
4.000%	02/20/17		Aaa	AUD	272	259,923
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
6.000%	12/15/17		Aaa	NZD	533	478,231
Province of Manitoba Canada (Canada),
Debs.
9.500%	09/15/18		AA(d)		92	121,608
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	(a)	Aa2		311	305,522

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of Quebec Canada (Canada),
Debs.
7.125%	02/09/24	Aa2	620	$793,953
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes
6.000%	02/21/18	Aa1	AUD 344	351,707
Western Australian Treasury Corp. (Australia),
Gov’t. Gtd. Notes
3.000%	06/08/16	Aaa	AUD 257	239,214

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,215,342)				4,137,234

MUNICIPAL BONDS — 0.2%
Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16	Aa3	110	109,492

Ohio — 0.2%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	Aa1	925	940,670

TOTAL MUNICIPAL BONDS (cost $1,106,882)				1,050,162

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Bear Stearns ALT-A Trust,
Series 2003-3, Class 2A
2.592%(c)	10/25/33	Ba1	368	367,809
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
2.290%(c)	09/25/35	B1	73	71,114
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 2A1
5.632%(c)	02/25/20	B2	88	91,415
Fannie Mae REMICS,
Series 2005-69, Class AG
5.000%	08/25/35	Aaa	198	216,157
Series 2010-135, Class EA
3.000%	01/25/40	Aaa	42	43,403
Series 2012-75, Class DI, IO
5.500%	07/25/27	Aaa	785	81,989
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.554%	07/25/44	Aaa	49	49,612
Freddie Mac REMICS,
Series 2934, Class HI, IO
5.000%	02/15/20	Aaa	134	13,521
Series 3634, Class BA
4.500%	08/15/27	Aaa	20	20,411
GS Mortgage Securities Corp. II,
Series 2012-TMSQ, Class A, 144A
3.007%	12/10/30	AAA(d)	351	321,368
MASTR Alternative Loan Trust,
2003-8, Class 3A4
5.500%	12/25/33	A+(d)	77	82,096
MLCC Mortgage Investors, Inc.,
Series 2004-1, Class 2A2
2.360%(c)	12/25/34	Baa2	99	101,171

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-10AR, Class 2A2
2.520%	11/25/34	Baa2	233	$232,356
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 6A
2.652%(c)	09/25/34	Ba2	390	377,933
Series 2004-16, Class 5A3
5.343%(c)	11/25/34	Ba2	56	55,358
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 3A1
6.104%(c)	09/25/37	B2	204	212,643
Timberstar Trust,
Series 2006-1A, Class A, 144A
5.668%	10/15/36	Aa1	218	239,599
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR14, Class A1
5.328%(c)	08/25/35	B1	129	132,812

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,738,393)				2,710,767

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Federal Farm Credit Banks
3.500%	07/03/23		195	193,298
3.840%	09/05/23		312	314,884
Federal Home Loan Banks
1.000%	05/15/23-05/23/23		1,695	1,627,200
1.250%	02/21/23		165	155,961
3.170%	10/04/27		175	158,878
3.240%	06/11/27		120	111,424
2.500%	08/14/24		395	351,746
2.900%	09/05/25		424	386,366
3.000%	03/25/27		625	565,679
3.300%	05/07/32		480	403,370
Federal Home Loan Mortgage Corp.
3.000%	11/01/42		95	92,197
3.500%	07/01/32-06/01/43		573	588,655
4.000%	07/01/43		201	209,455
5.625%	11/23/35		2,593	2,772,251
3.100%	04/25/28		314	283,432
Federal National Mortgage Assoc.
1.000%	08/21/23		1,038	1,034,038
1.500%	08/14/23		804	799,847
1.625%	11/27/18		779	775,748
1.961%(s)	10/09/19		395	334,997
2.612%	05/01/36		78	83,058
3.000%	12/01/26-06/01/43		2,398	2,330,747
3.500%	04/01/32-06/01/43		6,147	6,291,381
4.000%	12/01/40-12/01/42		6,600	6,932,836
4.500%	01/01/40-06/01/42		3,782	4,052,076
5.000%	11/01/33-10/01/41		4,249	4,634,562
5.500%	01/01/21-05/10/27		160	176,153
5.600%	05/15/37		1,093	1,230,498
6.000%	04/18/36		4,572	5,044,388
5.590%	04/19/27		299	335,255
5.950%	11/07/36		714	717,229

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.
2.000%	06/20/39		121	$117,391
4.000%	11/15/24		525	558,085
3.500%	08/20/34		108	110,763

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $44,444,993)				43,773,848

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds
2.875%	05/15/43	(a)	852	723,136
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/18-01/15/23		1,217	1,242,421
0.500%	04/15/15		1,774	1,953,407
0.625%	02/15/43		1,532	1,276,110
1.250%	04/15/14		584	649,833
U.S. Treasury Notes
0.250%	07/31/15		4,084	4,080,970
1.375%	07/31/18		2,023	2,026,635
1.500%	08/31/18		280	281,859
1.625%	08/15/22-11/15/22		800	743,231
2.000%	07/31/20-09/30/20		2,976	2,981,134
2.125%	08/31/20		123	124,086
2.500%	08/15/23		5,541	5,484,726

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,494,991)				21,567,548

TOTAL LONG-TERM INVESTMENTS (cost $491,682,299)				551,063,660

	Shares	Value

SHORT-TERM INVESTMENTS — 10.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $57,801,673; includes $26,338,886 of cash collateral received for securities on loan)(b)(w)	57,801,673	$57,801,673

TOTAL INVESTMENTS — 105.2% (cost $549,483,972)		608,865,333
Liabilities in excess of other assets(x) — (5.2)%		(30,361,822)

NET ASSETS — 100.0%		$578,503,511

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
TIPS	Treasury Inflation Protected Securities
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
NZD	New Zealand Dollar
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,540,440; cash collateral of $26,338,886 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 12/16/13	Westpac Banking Corp.	AUD	1,495	$1,360,172	$1,394,817	$(34,645)
Expiring 12/16/13	Westpac Banking Corp.	AUD	375	346,271	348,111	(1,840)
Canadian Dollar,
Expiring 11/26/13	Barclays Capital Group	CAD	614	587,340	595,576	(8,236)
New Zealand Dollar,
Expiring 11/15/13	Dain Rauscher Wessels	NZD	585	452,003	483,984	(31,981)
Expiring 11/15/13	Westpac Banking Corp.	NZD	540	449,766	447,041	2,725

				$3,195,552	$3,269,529	$(73,977)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$295,034,738	$93,019,803	$—
Exchange Traded Funds	3,381,647	—	—
Preferred Stock	722,700	—	—
Asset-Backed Securities	—	6,762,485	—
Certificates of Deposit	—	2,705,404	237,038
Commercial Mortgage-Backed Securities	—	13,311,456	728,200
Corporate Bonds	—	60,613,099	1,307,531
Foreign Government Bonds	—	4,137,234	—
Municipal Bonds	—	1,050,162	—
Residential Mortgage-Backed Securities	—	2,710,767	—
U.S. Government Agency Obligations	—	43,773,848	—
U.S. Treasury Obligations	—	21,567,548	—
Affiliated Money Market Mutual Fund	57,801,673	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(73,977)	—

Total	$356,940,758	$249,577,829	$2,272,769

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 91.0%
Argentina — 1.0%
Arcos Dorados Holdings, Inc. (Class A Stock)	41,300	$489,405
Banco Macro SA, ADR*	18,290	438,960
BBVA Banco Frances SA, ADR*	54,800	363,324
Cresud SACIF y A, ADR	23,301	203,418
Grupo Financiero Galicia SA, ADR(a)	56,130	533,796
IRSA Inversiones y Representaciones SA, ADR	13,380	119,350
MercadoLibre, Inc.	9,300	1,254,663
Pampa Energia SA, ADR*	44,400	222,000
Petrobras Argentina SA (Class B Stock)	96,144	82,682
Petrobras Argentina SA, ADR	290,488	1,638,352
Telecom Argentina SA, ADR*	51,730	928,553
Transportadora de Gas del Sur SA, ADR	68,030	149,666

		6,424,169

Botswana — 0.8%
Barclays Bank of Botswana Ltd.(g)	272,230	181,064
Botswana Insurance Holdings Ltd.(g)	425,050	525,299
First National Bank of Botswana(g)	2,827,716	1,220,980
Letshego Holdings Ltd.(g)	8,368,728	2,070,457
Sechaba Breweries Ltd.(g)	464,634	978,721
Standard Chartered Bank Botswana Ltd.	245,110	331,810

		5,308,331

Brazil — 3.4%
ALL - America Latina Logistica SA	109,600	435,176
Banco Bradesco SA, ADR	7,560	104,933
Banco do Brasil SA	98,775	1,149,842
Banco Santander Brasil SA	73,700	499,137
BM&FBovespa SA	130,799	734,169
BR Malls Participacoes SA	33,100	301,982
BR Properties SA	20,100	177,484
BRF SA	57,360	1,399,384
Brookfield Incorporacoes SA*	226,200	164,320
CCR SA	142,500	1,123,257
CETIP SA - Mercados Organizados	35,500	374,814
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	70,821
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	46,200	460,152
Cia de Saneamento de Minas
Gerais-COPASA	19,000	300,735
Cia Energetica de Minas Gerais, ADR	75,782	654,756
Cia Hering	25,600	390,070
Cia Paranaense de Energia, ADR(a)	15,400	214,984
Cia Siderurgica Nacional SA	52,700	223,279
Cielo SA	55,416	1,500,480
Cosan SA Industria e Comercio	13,900	265,607
CPFL Energia SA	8,200	71,000
CPFL Energia SA, ADR	13,800	238,050
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,600	170,905
Diagnosticos da America SA	35,600	187,614
EcoRodovias Infraestrutura e Logistica SA	22,700	156,297
EDP - Energias do Brasil SA	41,100	222,533
Embraer SA, ADR	25,400	824,738
Even Construtora e Incorporadora SA	64,600	246,298
Hypermarcas SA	29,500	236,926
Iochpe-Maxion SA	19,300	236,428

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
JBS SA.	102,267	$356,225
Light SA	26,100	222,574
Localiza Rent A Car SA	27,615	413,671
Lojas Renner SA	10,300	297,061
Marfrig Alimentos SA*	85,440	231,690
MRV Engenharia e Participacoes SA	39,900	162,567
Multiplan Empreendimentos Imobiliarios SA .	13,200	316,078
Natura Cosmeticos SA	15,100	338,955
OGX Petroleo e Gas Participacoes SA*	243,700	23,091
PDG Realty SA Empreendimentos e Participacoes*	162,300	177,949
Petroleo Brasileiro SA, ADR(a)	193,300	3,233,909
Qualicorp SA*	31,200	283,803
Souza Cruz SA	38,900	465,298
Tim Participacoes SA	195,333	907,788
Totvs SA	24,500	412,884
Tractebel Energia SA	27,600	459,523
Ultrapar Participacoes SA	29,900	734,043
WEG SA	37,600	461,114

		22,634,394

Bulgaria — 0.3%
CB First Investment Bank AD*(g)	155,563	242,109
Central Cooperative Bank AD*(g)	87,402	59,912
Chimimport AD*	265,946	256,619
Corporate Commercial Bank AD*(g)	3,940	228,682
Industrial Holding Bulgaria PLC*(g)	72,512	45,041
MonBat AD(g)	48,227	237,282
Olovno Tzinkov Komplex AD*(g)	9,086	1,439
Petrol AD*(g)	90,727	414,193
Sopharma AD Sofia	197,237	446,614

		1,931,891

Chile — 2.9%
Administradora de Fondos de Pensiones Provida SA, ADR	4,900	406,357
AES Gener SA	507,000	296,194
Aguas Andinas SA (Class A Stock)	561,800	387,110
Almendral SA(g)	2,494,900	309,422
Antarchile SA	30,700	468,939
Banco de Chile	8,826,696	1,326,759
Banco de Credito e Inversiones	12,618	744,356
Banco Santander Chile	15,576,750	1,016,539
Banmedica SA	110,559	203,705
Besalco SA	115,400	155,659
CAP SA	20,750	457,672
Cencosud SA	212,022	941,130
Cia Cervecerias Unidas SA, ADR	13,450	357,905
Cia General de Electricidad SA	56,510	346,337
Colbun SA	1,591,750	411,001
Corpbanca SA	66,000,900	706,625
E.CL SA	98,700	137,142
Embotelladora Andina SA (Class B Stock), ADR(a)	9,150	300,669
Empresa Nacional de Electricidad SA	627,100	875,393
Empresas CMPC SA	291,220	884,651
Empresas COPEC SA	120,150	1,706,142
Enersis SA	2,929,600	933,119
ENTEL Chile SA	23,550	380,556
Forus SA.	18,500	102,940
Latam Airlines Group SA, ADR(a)	59,550	898,014

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Masisa SA	2,748,650	$200,397
Parque Arauco SA	155,300	298,441
Quinenco SA(g)	97,600	246,538
Ripley Corp. SA	341,500	311,223
SACI Falabella	156,550	1,494,072
Salfacorp SA	212,800	252,249
Sigdo Koppers SA	133,519	235,427
Sociedad Quimica y Minera de Chile SA, ADR	24,300	742,365
Sonda SA	161,925	429,522
Vina Concha y Toro SA	139,650	263,718

		19,228,288

China — 9.8%
AAC Technologies Holdings, Inc.	86,500	394,373
Agricultural Bank of China Ltd. (Class H Stock)	1,444,000	665,455
Air China Ltd. (Class H Stock)	390,000	264,310
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	395,019
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	424,572
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	353,709
Baidu, Inc., ADR*	21,800	3,382,924
Bank of China Ltd. (Class H Stock)	3,668,000	1,676,162
Bank of Communications Co. Ltd. (Class H Stock)	649,800	477,991
BBMG Corp. (Class H Stock)	342,000	229,374
Beijing Capital International Airport Co. Ltd. (Class H Stock)	506,000	331,742
Beijing Enterprises Holdings Ltd.	29,000	209,687
Brilliance China Automotive Holdings Ltd.*	350,000	526,263
BYD Co. Ltd. (Class H Stock)*	59,000	263,830
Chaoda Modern Agriculture Holdings Ltd.*	821,520	—
China Agri-Industries Holdings Ltd.	804,000	379,920
China CITIC Bank Corp. Ltd. (Class H Stock)	772,000	400,936
China Coal Energy Co. Ltd. (Class H Stock)	437,000	261,753
China Communications Construction Co. Ltd. (Class H Stock)	460,000	363,702
China Communications Services Corp. Ltd. (Class H Stock)	396,000	231,476
China Construction Bank Corp. (Class H Stock)	4,311,670	3,322,887
China Everbright Ltd.	172,000	224,621
China High Speed Transmission Equipment Group Co. Ltd.*	619,000	263,765
China Life Insurance Co. Ltd. (Class H Stock)	397,000	1,028,125
China Longyuan Power Group Corp. (Class H Stock)	395,000	410,517
China Mengniu Dairy Co. Ltd.	158,000	708,748
China Merchants Bank Co. Ltd. (Class H Stock)	270,269	492,141
China Merchants Holdings International Co. Ltd.	148,000	539,068
China Minsheng Banking Corp. Ltd. (Class H Stock)	349,000	418,383
China Mobile Ltd.	486,000	5,468,546

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China National Building Material Co. Ltd. (Class H Stock)	516,000	$496,505
China Oilfield Services Ltd. (Class H Stock)	138,000	346,333
China Overseas Land & Investment Ltd.	254,720	753,346
China Pacific Insurance Group Co. Ltd. (Class H Stock)	107,400	385,550
China Petroleum & Chemical Corp. (Class H Stock)	2,029,000	1,590,474
China Railway Group Ltd. (Class H Stock)	363,000	199,011
China Resources Enterprise Ltd.	178,000	566,437
China Resources Land Ltd.	128,000	364,751
China Resources Power Holdings Co. Ltd.	187,400	445,953
China Shanshui Cement Group Ltd.	551,000	212,752
China Shenhua Energy Co. Ltd. (Class H Stock)	307,500	938,561
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	289,824
China Shipping Development Co. Ltd. (Class H Stock)*	590,000	311,603
China Taiping Insurance Holdings Co. Ltd.*	119,600	171,048
China Telecom Corp. Ltd. (Class H Stock)	1,682,000	830,585
China Unicom Hong Kong Ltd.	564,052	875,232
China Vanke Co. Ltd. (Class B Stock)	136,500	248,770
China Yurun Food Group Ltd.*	741,000	476,915
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	349,504	533,535
CITIC Pacific Ltd.	343,000	445,337
CNOOC Ltd. (Class H Stock)	1,419,000	2,874,722
COSCO Pacific Ltd.	252,000	385,851
Country Garden Holdings Co. Ltd.	546,831	351,960
Ctrip.com International Ltd., ADR*	15,000	876,450
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	393,785
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	489,855
Evergrande Real Estate Group Ltd.*	746,000	312,394
Golden Eagle Retail Group Ltd.	242,000	377,875
Guangdong Investment Ltd.	306,000	263,191
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	203,890
Huaneng Power International, Inc. (Class H Stock)	402,000	402,486
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,378,000	3,060,049
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	201,784	404,779
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	188,760
Jiangxi Copper Co. Ltd. (Class H Stock)	129,000	254,789
Kingboard Chemical Holdings Ltd.	165,000	424,843
Kunlun Energy Co. Ltd.	374,000	523,778
Lenovo Group Ltd.	486,000	509,379
Li Ning Co. Ltd.*	706,250	556,563
Mindray Medical International Ltd., ADR(a)	16,000	622,240
NetEase, Inc., ADR(a)	7,500	544,575
New Oriental Education & Technology Group, ADR	16,800	418,320
Nine Dragons Paper Holdings Ltd.	289,000	204,247
NVC Lighting Holdings Ltd.	1,254,000	312,166
PetroChina Co. Ltd. (Class H Stock)	1,644,000	1,811,488

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
PICC Property & Casualty Co. Ltd. (Class H Stock)	316,000	$428,999
Ping An Insurance (Group) Co. of China Ltd. (Class H Stock)	108,500	807,675
Ports Design Ltd.	432,500	304,324
Real Gold Mining Ltd.*	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	120,000	117,807
Shanghai Electric Group Co. Ltd. (Class H Stock)	1,012,000	360,682
Shanghai Industrial Holdings Ltd.	85,000	281,888
Shimao Property Holdings Ltd.	89,000	204,821
Sihuan Pharmaceutical Holdings Group Ltd.	379,000	259,987
SINA Corp.*	6,900	560,073
Sino Biopharmaceutical Ltd.	532,000	360,625
Sino-Ocean Land Holdings Ltd.(g)	445,500	262,060
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	615,440
Soho China Ltd.	132,000	113,747
Sohu.com, Inc.*(a)	5,500	433,565
Tencent Holdings Ltd.	72,300	3,802,155
Tingyi Cayman Islands Holding Corp.	192,000	509,279
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	228,437
Want Want China Holdings Ltd.	753,400	1,145,678
Weichai Power Co. Ltd. (Class H Stock)	52,000	203,476
WuXi PharmaTech Cayman, Inc., ADR*	26,200	717,880
Yangzijiang Shipbuilding Holdings Ltd.	330,000	288,342
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	370,947
Zhejiang Expressway Co. Ltd. (Class H Stock)	430,000	396,766
Zhongsheng Group Holdings Ltd.	270,000	425,508
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	359,612
ZTE Corp. (Class H Stock)*	110,608	228,867

		65,149,596

Colombia — 1.5%
Almacenes Exito SA	58,958	1,016,917
Banco Davivienda SA	13,400	177,983
Banco de Bogota SA	13,077	479,783
BanColombia SA, ADR	20,700	1,191,078
Cementos Argos SA, ADR	55,300	291,253
Corporacion Financiera Colombiana SA	15,814	330,998
Ecopetrol SA	578,800	1,331,402
Empresa de Energia de Bogota SA	635,800	513,632
Grupo Argos SA	47,100	556,911
Grupo Aval Acciones y Valores(g)	660,800	480,099
Grupo de Inversiones Suramericana SA	29,900	592,890
Grupo Nutresa SA	75,282	1,082,853
Grupo Odinsa SA(g)	93,314	430,765
Interconexion Electrica SA ESP	135,800	686,020
Isagen SA ESP*	384,100	596,413
Tableros y Maderas de Caldas SA(g)	16,547,868	69,445

		9,828,442

Croatia — 0.5%
Atlantska Plovidba dd*(g)	2,227	145,980
Ericsson Nikola Tesla(g)	2,615	696,408
Hrvatski Telekom dd(g)	30,545	948,949
Koncar-Elektroindustrija dd(g)	1,210	152,657
Petrokemija dd*(g)	14,297	515,812
Podravka prehrambena industija dd*(g)	14,200	636,295

	Shares	Value
COMMON STOCKS (Continued)
Croatia (cont’d.)
Zagrebacka Banka dd*(g)	55,500	$266,915

		3,363,016

Czech Republic — 1.6%
CEZ A/S	127,350	3,292,451
Komercni Banka A/S	13,200	2,937,287
New World Resources PLC (Class A Stock)*	220,900	334,933
Pegas Nonwovens SA(g)	36,007	1,080,553
Philip Morris CR A/S(g)	800	458,642
Telefonica Czech Republic A/S	77,300	1,227,449
Unipetrol A/S*(g)	135,600	1,224,787

		10,556,102

Egypt — 0.4%
Global Telecom Holding, GDR*	523,100	1,624,225
Orascom Construction Industries, GDR*	30,500	1,119,969

		2,744,194

Estonia — 0.8%
Merko Ehitus A/S(g)	32,608	322,030
Nordecon A/S*(g)	60,000	86,853
Olympic Entertainment Group A/S(g)	350,536	924,734
Tallink Group A/S(g)	2,334,200	2,999,932
Tallinna Kaubamaja A/S(g)	88,428	657,964
Tallinna Vesi A/S (Class A Stock)(g)	21,500	299,589

		5,291,102

Ghana — 0.6%
CAL Bank Ltd.(g)	1,140,075	570,037
Ghana Commercial Bank Ltd.(g)	1,190,800	2,895,064
Standard Chartered Bank Ghana Ltd.(g)	78,000	507,716

		3,972,817

Greece — 0.3%
Alpha Bank A.E.*	178,200	137,033
Costamare, Inc.	3,400	59,942
Diana Shipping, Inc.*	6,900	83,283
DryShips, Inc.*(a)	32,100	113,634
Ellaktor SA*	26,900	89,098
Folli Follie SA*	3,700	96,092
Frigoglass SA*	6,300	46,611
Hellenic Petroleum SA	8,900	93,893
Hellenic Telecommunications Organization SA*	21,800	226,867
Jumbo SA*	11,600	144,635
Metka SA	4,900	81,939
Motor Oil Hellas Corinth Refineries SA	7,300	77,551
Mytilineos Holdings SA*	10,100	65,267
National Bank of Greece SA*	30,300	122,495
Navios Maritime Holdings, Inc.	7,300	51,976
OPAP SA	25,200	281,327
Piraeus Bank SA*	99,100	168,266
Public Power Corp. SA	10,100	114,389
Titan Cement Co. SA*	6,661	165,809
Viohalco Hellenic Copper & Aluminum Industry SA*	12,700	79,050

		2,299,157

Hungary — 1.6%
Egis Pharmaceuticals PLC	4,754	598,999
Magyar Telekom Telecommunications PLC	747,590	1,040,588
MOL Hungarian Oil & Gas PLC	39,280	2,843,691

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hungary (cont’d.)
OTP Bank PLC	167,450	$3,316,789
Richter Gedeon Nyrt	147,000	2,559,874

		10,359,941

India — 5.8%
ACC Ltd.	6,400	113,849
Adani Enterprises Ltd.*	74,800	168,542
Adani Power Ltd.*	366,900	189,193
Ambuja Cements Ltd.	111,900	326,528
Apollo Hospitals Enterprise Ltd.	17,200	255,411
Asian Paints Ltd.	40,000	293,680
Axis Bank Ltd.	34,600	557,814
Bajaj Auto Ltd.	11,100	352,652
Bharat Heavy Electricals Ltd.	121,300	266,531
Bharti Airtel Ltd.*	315,480	1,606,627
Bosch Ltd.	2,600	375,768
Cairn India Ltd.*	63,680	324,533
Canara Bank	30,000	106,264
Cipla Ltd.	37,410	258,561
Coal India Ltd.	104,550	492,686
Colgate-Palmolive India Ltd.	8,400	166,391
Crompton Greaves Ltd.	144,000	198,123
DLF Ltd.	54,830	112,019
Dr. Reddy’s Laboratories Ltd.	11,300	430,780
Essar Oil Ltd.*	157,350	126,445
GAIL India Ltd.	71,300	373,596
Glenmark Pharmaceuticals Ltd.	20,690	175,544
Godrej Consumer Products Ltd.	11,200	149,801
HCL Technologies Ltd.	26,200	455,033
HDFC Bank Ltd.	110,700	1,051,616
HDFC Bank Ltd., ADR	12,050	370,899
Hero Motorcorp Ltd.	10,700	343,505
Hindalco Industries Ltd.	199,300	356,703
Hindustan Unilever Ltd.	113,300	1,135,999
Housing Development Finance Corp.	189,000	2,308,778
ICICI Bank Ltd., ADR	32,180	980,846
Idea Cellular Ltd.	185,260	498,377
IDFC Ltd.	170,670	240,228
IFCI Ltd.*	352,400	122,525
Indian Oil Corp. Ltd.*	97,500	323,704
Infosys Ltd., ADR(a)	67,030	3,224,813
ITC Ltd.	221,540	1,204,917
Jaiprakash Associates Ltd.	202,105	113,104
Jindal Steel & Power Ltd.*	79,160	298,287
JSW Energy Ltd.	299,700	210,309
Kotak Mahindra Bank Ltd.	42,258	458,011
Larsen & Toubro Ltd., GDR	36,393	458,370
LIC Housing Finance Ltd.	35,100	105,484
Lupin Ltd.	20,599	281,775
Mahindra & Mahindra Ltd., GDR	39,160	514,954
Maruti Suzuki India Ltd.	9,690	210,502
Mundra Port & Special Economic Zone Ltd.*.	131,800	290,914
Nestle India Ltd.	4,700	391,852
NHPC Ltd.	846,600	264,372
NTPC Ltd.	366,500	863,590
Oil & Natural Gas Corp. Ltd.*	304,520	1,303,102
Oil India Ltd.	28,200	197,008
Oracle Financial Services Software Ltd.*	7,600	373,159
Power Grid Corp. of India Ltd.*	348,290	545,591
Ranbaxy Laboratories Ltd., GDR*	33,030	175,389
Reliance Capital Ltd.*	48,100	242,509

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Reliance Communications Ltd.*	157,500	$370,188
Reliance Industries Ltd., GDR	112,800	2,965,512
Reliance Infrastructure Ltd.	49,750	294,875
Reliance Power Ltd.*	148,647	160,360
Rural Electrification Corp. Ltd.*	45,700	137,415
Sesa Goa Ltd.	166,972	483,160
Siemens Ltd.	36,400	278,055
State Bank of India, GDR	9,838	511,576
Steel Authority of India Ltd.*	221,400	177,114
Sun Pharmaceutical Industries Ltd.	81,300	770,983
Suzlon Energy Ltd.*	890,100	93,191
Tata Communications Ltd.	48,000	144,491
Tata Consultancy Services Ltd.	60,160	1,851,850
Tata Motors Ltd., ADR	18,790	500,190
Tata Power Co. Ltd.	272,300	353,043
Tata Steel Ltd.	44,690	194,194
Tech Mahindra Ltd.	12,152	259,250
Titan Industries Ltd.	45,100	167,412
Ultra Tech Cement Ltd.	12,300	355,781
Unitech Ltd.*	673,490	168,489
Wipro Ltd.	108,570	820,707
Yes Bank Ltd.	48,000	220,641
Zee Entertainment Enterprises Ltd.	75,800	276,976

		38,893,016

Indonesia — 2.4%
Adaro Energy Tbk PT	3,719,600	289,153
AKR Corporindo Tbk PT	1,317,000	454,999
Astra Agro Lestari Tbk PT	207,000	348,507
Astra International Tbk PT	2,586,500	1,441,101
Bank Central Asia Tbk PT	1,816,000	1,569,161
Bank Danamon Indonesia Tbk PT	558,500	191,552
Bank Mandiri Persero Tbk PT	1,288,500	884,795
Bank Negara Indonesia Persero Tbk PT	1,173,000	412,406
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,379,700	107,147
Bank Rakyat Indonesia Persero Tbk PT	1,220,500	763,495
Bank Tabungan Negara Persero Tbk PT	1,200,100	96,400
Berlian Laju Tanker Tbk PT*	6,511,500	—
Borneo Lumbung Energi & Metal Tbk PT*	5,543,500	105,558
Bumi Resources Tbk PT*	7,746,000	304,931
Bumi Serpong Damai PT	1,155,500	143,163
Charoen Pokphand Indonesia Tbk PT	885,000	259,942
Energi Mega Persada Tbk PT*	23,809,500	176,943
Gudang Garam Tbk PT	77,500	234,214
Indo Tambangraya Megah Tbk PT	145,000	329,321
Indocement Tunggal Prakarsa Tbk PT	454,000	705,953
Indofood Sukses Makmur Tbk PT	771,000	469,005
Indosat Tbk PT	466,000	166,926
Jasa Marga Persero Tbk PT	345,000	154,997
Kalbe Farma Tbk PT	4,300,500	438,292
Lippo Karawaci Tbk PT	2,696,000	253,557
Perusahaan Gas Negara Persero Tbk PT	2,139,500	961,263
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,026,500	222,252
Semen Indonesia Persero Tbk PT	856,500	962,848
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	256,093
Telekomunikasi Indonesia Persero Tbk PT	8,792,500	1,597,453
Unilever Indonesia Tbk PT	196,500	511,828
United Tractors Tbk PT	530,000	746,787

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Vale Indonesia Tbk PT	1,106,500	$215,322
Xl Axiata Tbk PT	775,800	284,929

		16,060,293

Jordan — 0.6%
Arab Bank PLC(g)	200,775	1,987,106
Arab Potash Co.(g)	21,163	711,412
Cairo Amman Bank(g)	88,058	312,115
Capital Bank of Jordan*(g)	211,643	337,792
Jordan Telecommunications Co. PSC(g)	87,500	411,547
Jordanian Electric Power Co.(g)	73,167	286,261

		4,046,233

Kazakhstan — 0.7%
Eurasian Natural Resources Corp. PLC*	201,500	693,228
Halyk Savings Bank of Kazakhstan JSC, GDR(g)	188,191	1,486,709
Kazakhmys PLC(a)	168,800	725,500
Kazkommertsbank JSC, GDR*(g)	274,500	458,415
KazMunaiGas Exploration Production, GDR	99,000	1,470,150

		4,834,002

Kenya — 0.7%
Athi River Mining Ltd.(g)	451,200	378,611
Bamburi Cement Co. Ltd.	39,100	96,845
Barclays Bank of Kenya Ltd.	1,106,400	218,975
Co-operative Bank of Kenya Ltd. (Class L Stock)	1,129,820	211,841
East African Breweries Ltd.	276,200	1,051,734
Equity Bank Ltd.	1,204,200	473,875
Kenya Airways Ltd.(g)	628,600	70,208
Kenya Commercial Bank Ltd.	1,006,740	541,822
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	317,816
Kenya Power & Lighting Co. Ltd.(g)	1,162,905	193,144
Mumias Sugar Co. Ltd.(g)	1,339,200	57,350
Safaricom Ltd.	10,108,500	994,470
Standard Chartered Bank Kenya Ltd.(g)	90,598	316,674

		4,923,365

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	173,250	434,809
Al Ahli Bank of Kuwait KSC(g)	175,382	309,972
Al-Qurain Petrochemicals Co.(g)	600,000	466,596
Aviation Lease & Finance Co. KSCC	230,000	231,707
Boubyan Petrochemicals Co.	167,500	373,012
Burgan Bank SAK	175,614	366,250
Commercial Bank of Kuwait SAK*(g)	210,000	527,041
Gulf Bank KSC*	351,250	496,642
Gulf Cable & Electrical Industries Co.	67,500	239,047
Kuwait Cement Co.(g)	158,760	204,833
Kuwait Finance House	426,304	1,190,457
Kuwait Foods Americana(g)	87,500	711,382
Kuwait International Bank	170,317	186,632
Kuwait Portland Cement Co.	66,000	321,951
Kuwait Projects Co. Holding KSC	150,670	308,903
Mabanee Co. SAKC	83,418	336,149
Mena Holding Group*	19,000	—
Mobile Telecommunications Co. KSC	666,500	1,696,288
National Bank of Kuwait	411,079	1,336,842
National Industries Group Holding*	442,500	399,109

	Shares	Value
COMMON STOCKS (Continued)
Kuwait (cont’d.)
Sultan Center Food Products Co.*	430,000	$151,997

		10,289,619

Latvia — 0.1%
Grindeks A/S*(g)	52,160	619,278
Latvian Shipping Co.*(g)	332,621	218,375
Ventspils Nafta*(g)	78,610	152,861

		990,514

Lebanon — 0.4%
Banque Audi sal - Audi Saradar Group(g)	72,521	442,378
Byblos Bank sal(g)	118,400	177,600
Solidere, GDR(g)	210,465	2,338,266

		2,958,244

Lithuania — 0.2%
AB Amber Grid*(g)	73,506	69,113
Apranga PVA(g)	78,286	271,128
Klaipedos Nafta PVA(g)	513,391	227,115
Lietuvos Dujos AB(g)	119,784	101,119
Pieno Zvaigzdes(g)	111,220	320,488
Rokiskio Suris(g)	145,010	321,730
Siauliu Bankas(g)	481,652	173,326

		1,484,019

Malaysia — 2.9%
AirAsia Bhd	263,500	206,943
Alliance Financial Group Bhd	116,300	178,727
AMMB Holdings Bhd	160,300	364,726
Axiata Group Bhd	362,225	764,819
Batu Kawan Bhd(g)	113,700	645,329
Berjaya Corp. Bhd	807,700	145,009
Berjaya Sports Toto Bhd	139,136	175,511
Boustead Holdings Bhd	131,760	209,835
British American Tobacco Malaysia Bhd	13,000	256,253
Bumi Armada Bhd	132,100	158,111
CIMB Group Holdings Bhd	244,700	563,862
Dialog Group Bhd	345,100	269,055
Digi.Com Bhd	344,600	513,824
Felda Global Ventures Holdings Bhd	303,600	391,372
Gamuda Bhd	257,200	362,774
Genting Bhd	247,500	789,793
Genting Malaysia Bhd	345,400	447,429
Hong Leong Bank Bhd	54,000	231,572
Hong Leong Financial Group Bhd	43,900	195,493
IHH Healthcare Bhd*	252,600	321,700
IJM Corp. Bhd	156,640	277,427
IOI Corp. Bhd	246,946	406,544
Kian Joo Can Factory Bhd	294,600	284,015
Kuala Lumpur Kepong Bhd	72,800	504,765
Kulim Malaysia Bhd	328,900	331,205
Lafarge Malaysia Bhd	80,600	232,935
Magnum Bhd	177,450	178,022
Malayan Banking Bhd	274,850	829,246
Malaysia Airports Holdings Bhd	84,400	196,532
Malaysia Marine & Heavy Engineering Holdings Bhd	205,700	246,074
Malaysian Resources Corp. Bhd	273,300	124,940
Maxis Bhd	178,700	383,720
MMC Corp. Bhd	347,200	275,965
Parkson Holdings Bhd	168,491	198,498
Petronas Chemicals Group Bhd	430,200	904,182

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Petronas Dagangan Bhd	74,600	$663,721
Petronas Gas Bhd	59,200	399,704
PPB Group Bhd	58,500	255,301
Public Bank Bhd	124,437	677,038
RHB Capital Bhd	131,100	303,966
Sapurakencana Petroleum Bhd*	629,605	712,960
Sime Darby Bhd	550,600	1,605,468
Tan Chong Motor Holdings Bhd	144,700	278,466
Telekom Malaysia Bhd	269,800	433,733
Tenaga Nasional Bhd	202,300	560,680
UEM Sunrise Bhd	189,900	148,617
UMW Holdings Bhd	47,000	170,416
WCT Holdings Bhd	204,715	153,864
YTL Corp. Bhd	668,441	315,828

		19,245,969

Mauritius — 0.6%
CIM Financial Services Ltd.(g)	202,500	55,021
Lux Island Resorts Ltd.*(g)	76,628	71,083
Mauritius Commercial Bank(g)	310,260	1,974,846
New Mauritius Hotels Ltd.*(g)	289,017	760,571
Rogers & Co. Ltd.	7,500	47,368
State Bank of Mauritius Ltd.(g)	25,450,000	845,543
Sun Resorts Ltd. (Class A Stock)*(g)	155,200	176,132

		3,930,564

Mexico — 5.7%
Alfa SAB de CV (Class A Stock)	896,700	2,418,237
America Movil SAB de CV (Class L Stock)	2,018,690	2,001,803
America Movil SAB de CV (Class L Stock), ADR(a)	239,300	4,740,533
Arca Continental SAB de CV	136,899	852,383
Bolsa Mexicana de Valores SAB de CV	318,800	762,080
Cemex SAB de CV*	1,563,020	1,754,136
Cemex SAB de CV, ADR*	120,947	1,352,187
Coca-Cola Femsa SAB de CV (Class L Stock)	58,300	734,902
Compartamos SAB de CV	539,600	1,005,038
Empresas ICA SAB de CV*	265,500	564,285
Fomento Economico Mexicano SAB de CV	173,600	1,684,342
Fomento Economico Mexicano SAB de CV, ADR	7,800	757,302
Genomma Lab Internacional SAB de CV (Class B Stock)*	122,600	280,052
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	151,106	773,452
Grupo Bimbo SAB de CV (Class A Stock)	340,400	1,051,666
Grupo Carso SAB de CV (Class A Stock)	248,100	1,324,514
Grupo Elektra SAB de CV (Class A Stock)(a)	5,714	184,719
Grupo Financiero Banorte SAB de CV (Class O Stock)	533,100	3,321,719
Grupo Financiero Inbursa SAB de CV (Class O Stock)	1,127,500	2,575,519
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,685,902
Grupo Televisa SAB	154,900	865,059
Grupo Televisa SAB, ADR	29,800	832,910
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	939,364
Industrias CH SAB de CV (Class B Stock)*	52,900	313,330
Industrias Penoles SAB de CV	28,600	840,116

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Kimberly-Clark de Mexico SAB de CV (Class A Stock)(a)	343,000	$1,002,835
Mexichem SAB de CV	215,779	940,793
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	445,472
TV Azteca SAB de CV	444,600	249,312
Wal-Mart de Mexico SAB de CV (Class V Stock)(a)	728,500	1,906,750

		38,160,712

Morocco — 0.7%
Alliances Developpement Immobilier SA(g)	3,456	171,882
Attijariwafa Bank	23,649	904,965
Banque Centrale Populaire	16,150	369,048
Banque Marocaine du Commerce Exterieur(g)	12,978	321,160
Cosumar(g)	1,134	260,092
Douja Promotion Groupe Addoha SA	52,400	297,296
Holcim Maroc SA(g)	1,165	198,714
Lafarge Ciments(g)	6,038	702,307
Managem(g)	606	93,124
Maroc Telecom SA	90,228	1,034,725
Samir*(g)	6,000	180,348
Wafa Assurance(g)	500	174,252

		4,707,913

Nigeria — 0.7%
Access Bank PLC	3,083,341	197,877
Afriland Properties PLC*	348,765	—
Dangote Cement PLC	251,609	296,424
Ecobank Transnational, Inc.	1,910,859	161,139
Ecobank Transnational, Inc.*	130,579	—
FBN Holdings PLC	4,703,446	478,708
FCMB Group PLC*(g)	4,570,883	107,700
Flour Mills of Nigeria PLC(g)	318,992	164,169
Guaranty Trust Bank PLC	3,014,134	469,104
Guinness Nigeria PLC	189,500	313,376
Intercontinental Wapic Insurance PLC*	657,961	3,590
Lafarge Cement WAPCO Nigeria PLC	272,900	167,522
Nestle Nigeria PLC	45,604	279,952
Nigerian Breweries PLC	510,033	524,472
Oando PLC	4,436,011	284,686
Stanbic IBTC Holding Co.(g)	947,767	112,833
UAC of Nigeria PLC	761,932	276,379
United Bank for Africa PLC	4,180,353	195,701
Zenith Bank PLC	3,914,326	486,845

		4,520,477

Oman — 0.8%
Al Anwar Ceramic Tile Co.	158,240	209,617
Bank Dhofar SAOG(g)	478,009	454,419
Bank Muscat SAOG	555,771	895,008
Bank Nizwa*(g)	474,700	133,163
Bank Sohar	308,522	165,881
Galfar Engineering & Contracting SAOG	334,080	289,825
HSBC Bank Oman SAOG(g)	465,528	221,277
National Bank of Oman SAOG	345,500	267,641
Oman Cement Co. SAOG	118,884	245,488
Oman Flour Mills Co. SAOG(g)	180,500	301,927
Oman Telecommunications Co. SAOG	134,837	556,859
Omani Qatari Telecommunications Co. SAOG(g)	350,700	480,049

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oman (cont’d.)
Raysut Cement Co. SAOG	51,338	$264,557
Renaissance Services SAOG*	227,285	389,876
Shell Oman Marketing Co. SAOG(g)	33,500	195,779

		5,071,366

Pakistan — 0.7%
D.G. Khan Cement Co. Ltd.	159,200	103,582
Engro Corp. Ltd.*	100,998	129,833
Fatima Fertilizer Co. Ltd.	981,358	241,228
Fauji Fertilizer Co. Ltd.	246,487	236,055
Habib Bank Ltd.	92,941	133,867
HUB Power Co.	1,048,455	631,252
Lucky Cement Ltd.	107,400	234,677
MCB Bank Ltd.	361,143	897,484
Millat Tractors Ltd.(g)	46,290	207,092
National Bank of Pakistan	367,604	171,178
Nishat Mills Ltd.	117,175	102,585
Oil & Gas Development Co. Ltd.	203,200	451,508
Pakistan Oilfields Ltd.	54,700	221,554
Pakistan Petroleum Ltd.	161,089	290,067
Pakistan State Oil Co. Ltd.	58,532	144,934
Pakistan Telecommunication Co. Ltd.	554,800	137,114

		4,334,010

Peru — 1.4%
Alicorp SA(g)	487,500	1,557,899
Casa Grande SAA(g)	24,600	78,614
Cia de Minas Buenaventura SA, ADR	48,200	564,422
Cia Minera Milpo SAA	336,496	230,775
Credicorp Ltd.	18,050	2,318,703
Edegel SAA(g)	381,830	312,593
Ferreycorp SAA	896,207	582,454
Grana y Montero SAA	253,656	1,006,427
Intercorp Financial Services Inc.	7,800	230,100
Luz del Sur Saa(g)	59,800	197,973
Minsur SA	224,995	101,793
Sociedad Minera Cerro Verde SAA*(g)	16,440	401,136
Southern Copper Corp.	56,227	1,531,623
Volcan Cia Minera SAA (Class B Stock)	1,076,683	483,251

		9,597,763

Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	294,200	304,453
Aboitiz Power Corp.	269,800	195,379
Alliance Global Group, Inc.	667,700	361,025
Atlas Consolidated Mining & Development	617,100	173,291
Ayala Corp.	22,740	316,113
Ayala Land, Inc.	800,600	500,707
Bank of the Philippine Islands	173,048	383,692
BDO Unibank, Inc.	190,126	327,854
DMCI Holdings, Inc.	215,000	227,411
Energy Development Corp.	1,239,600	155,264
Filinvest Land, Inc.	5,204,000	190,887
Globe Telecom, Inc.	5,300	194,907
International Container Terminal Services, Inc.	126,900	282,970
JG Summit Holdings, Inc.	446,600	396,438
Jollibee Foods Corp.	63,800	247,191
Lopez Holdings Corp.	1,153,900	120,154
Manila Electric Co.	29,600	194,477
Manila Water Co., Inc.	208,500	135,412

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Metro Pacific Investments Corp.	1,946,600	$201,557
Metropolitan Bank & Trust	129,894	247,825
Philex Mining Corp.	951,100	173,772
Philippine Long Distance Telephone Co.	10,400	709,220
Robinsons Land Corp.	229,700	108,476
San Miguel Corp.	234,400	403,125
Security Bank Corp.	55,100	166,078
Semirara Mining Corp.	55,600	306,551
SM Investments Corp.	55,662	998,413
SM Prime Holdings, Inc.	720,350	264,690
Universal Robina Corp.	154,500	437,069

		8,724,401

Poland — 3.2%
Agora SA*	43,400	135,285
AmRest Holdings SE*(g)	8,833	274,365
Asseco Poland SA	51,238	799,706
Bank Handlowy w Warszawie SA	6,200	220,015
Bank Millennium SA*	127,100	290,801
Bank Pekao SA	22,700	1,297,629
Boryszew SA*	846,000	154,206
BRE Bank SA	3,450	496,385
Budimex SA	5,800	196,538
CCC SA	15,000	541,351
Cinema City International NV*	12,500	130,450
Cyfrowy Polsat SA*	96,133	654,462
Enea SA*	89,800	407,240
Eurocash SA	33,107	509,728
Getin Noble Bank SA*	453,927	345,679
Globe Trade Centre SA*	102,300	236,903
Grupa Lotos SA*	17,944	211,061
ING Bank Slaski SA*	11,500	412,444
Jastrzebska Spolka Weglowa SA	9,300	217,912
KGHM Polska Miedz SA	33,300	1,314,128
Kopex SA	47,764	155,662
LPP SA	500	1,384,953
Lubelski Wegiel Bogdanka SA	7,530	263,831
Netia SA*	343,306	538,674
Orbis SA	31,900	362,429
PGE SA	332,067	1,769,032
Polimex- Mostostal SA*	1,465,600	75,290
Polski Koncern Naftowy Orlen SA	73,000	1,032,609
Polskie Gornictwo Naftowe I Gazownictwo SA	366,300	718,209
Powszechna Kasa Oszczednosci Bank Polski SA	180,200	2,141,156
Powszechny Zaklad Ubezpieczen SA	13,741	1,864,020
Synthos SA	146,900	224,325
Tauron Polska Energia SA	501,200	768,947
Telekomunikacja Polska SA	302,700	804,525
TVN SA	113,500	512,949

		21,462,899

Qatar — 1.5%
Aamal Co.*(g)	75,560	296,753
Al Meera Consumer Goods Co.	1,497	54,270
Barwa Real Estate Co.	39,700	272,582
Doha Bank QSC	31,750	469,130
Gulf International Services OSC	29,530	407,093
Industries Qatar QSC	40,630	1,672,691
Masraf Al Rayan	134,200	1,059,639

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Qatar (cont’d.)
Ooredoo QSC	27,903	$1,071,335
Qatar Electricity & Water Co.	11,800	511,585
Qatar Gas Transport Co. Nakilat	103,200	538,802
Qatar International Islamic Bank	20,100	307,853
Qatar Islamic Bank	25,100	473,792
Qatar National Bank SAQ	37,159	1,702,266
Qatar National Cement Co.	8,847	245,898
Qatar Navigation	9,200	202,895
Qatari Investors Group	29,100	232,411
Vodafone Qatar*	193,000	478,114

		9,997,109

Romania — 0.8%
Antibiotice(g)	811,917	115,641
Banca Transilvania*(g)	3,996,627	1,741,495
Biofarm Bucuresti(g)	2,732,130	222,893
BRD-Groupe Societe Generale*(g)	620,870	1,697,024
OMV Petrom SA(g)	10,313,400	1,403,986
Transelectrica SA(g)	46,500	193,455

		5,374,494

Russia — 5.9%
Aeroflot - Russian Airlines OJSC	80,200	135,317
AvtoVAZ OAO*(g)	893,600	288,938
CTC Media, Inc.	22,800	239,628
Evraz PLC*	93,700	193,725
Federal Grid Co. Unified Energy System JSC*	105,161,400	320,847
Gazprom Neft OAO, ADR*	15,900	349,005
Gazprom OAO, ADR	656,940	5,787,641
Inter Rao UES OAO*	857,704,758	293,335
LSR Group, GDR	100,800	427,896
LUKOIL OAO, ADR	57,200	3,626,480
Magnit OJSC	15,100	3,825,872
Mail.Ru Group Ltd., GDR	31,600	1,207,120
Mechel, ADR*(a)	44,600	143,166
MMC Norilsk Nickel OJSC, ADR	78,737	1,136,175
Mobile Telesystems OJSC	261,917	2,611,892
Mosenergo OAO	4,030,000	129,149
NovaTek OAO	95,800	1,141,674
Novolipetsk Steel OJSC, GDR	13,000	211,250
Pharmstandard OJSC, GDR*	20,200	286,840
PIK Group, GDR*	269,400	530,449
Polymetal International PLC	35,400	374,437
Rosneft OAO, GDR	117,200	949,320
Rostelecom OJSC	258,903	811,432
RusHydro Management Co.	38,052,964	629,700
RusHydro Management Co., ADR	403,900	634,123
Russian Grids OAO*	7,276,600	213,648
Sberbank of Russia	99,746	300,734
Sberbank of Russia, ADR	437,700	5,274,285
Severstal OAO, GDR	43,500	374,535
Sistema JSFC	1,013,950	1,070,611
Surgutneftegas OAO, ADR	113,500	974,397
Tatneft OAO, ADR	24,833	972,212
United Co. RUSAL PLC*	780,000	239,978
Uralkali OJSC, GDR	27,400	712,400
VimpelCom Ltd., ADR	45,920	539,560
VTB Bank OJSC, GDR	398,700	1,052,568
X5 Retail Group NV, GDR*	32,100	531,576

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Yandex NV (Class A Stock)*	30,600	$1,114,452

		39,656,367

Slovenia — 1.0%
Gorenje dd*	15,400	84,398
Krka dd Novo mesto(g)	36,590	2,720,069
Luka Koper(g)	11,450	147,156
Mercator Poslovni Sistem*(g)	3,265	375,936
Nova Kreditna Banka Maribor dd*(g)	65,600	33,635
Petrol dd Ljubljana(g)	2,543	708,185
Pozavarovalnica Sava dd*(g)	33,381	374,327
Sava dd*(g)	238	353
Telekom Slovenije dd(g)	8,530	1,234,760
Zavarovalnica Triglav dd(g)	35,768	880,769

		6,559,588

South Africa — 6.1%
Aeci Ltd.	27,200	323,737
African Bank Investments Ltd.	119,000	197,933
African Rainbow Minerals Ltd.	17,200	337,667
Anglo American Platinum Ltd.*	9,800	425,440
Anglogold Ashanti Ltd., ADR	48,400	642,752
Aspen Pharmacare Holdings Ltd.*	30,190	790,166
Aveng Ltd.	108,800	264,460
Barclays Africa Group Ltd.	35,800	525,203
Barloworld Ltd.	53,000	503,091
Bidvest Group Ltd.	69,392	1,739,920
Capital Property Fund	174,214	183,579
DataTec Ltd.	112,800	668,357
Discovery Ltd.	60,900	491,411
Exxaro Resources Ltd.	24,500	401,020
FirstRand Ltd.	228,100	760,808
Foschini Group Ltd. ( The)	34,500	357,721
Gold Fields Ltd.	94,234	431,459
Grindrod Ltd.	100,900	250,408
Growthpoint Properties Ltd.	181,900	447,060
Harmony Gold Mining Co. Ltd.	55,300	189,871
Impala Platinum Holdings Ltd.	84,328	1,041,239
Imperial Holdings Ltd.	26,300	571,311
Investec Ltd.	32,100	210,589
Kumba Iron Ore Ltd.	12,700	586,637
Liberty Holdings Ltd.	28,300	329,970
Life Healthcare Group Holdings Ltd.	101,000	359,508
Massmart Holdings Ltd.	17,066	285,613
MMI Holdings Ltd.	137,441	333,952
Mr. Price Group Ltd.	34,900	483,101
MTN Group Ltd.	350,400	6,842,707
Murray & Roberts Holdings Ltd.*	146,300	400,082
Nampak Ltd.	75,700	235,320
Naspers Ltd. (Class N Stock)	38,000	3,518,113
Nedbank Group Ltd.	14,785	301,203
Netcare Ltd.	204,100	488,086
Pick’n Pay Stores Ltd.	59,148	245,128
PPC Ltd.	91,907	276,446
Redefine Properties Ltd., UTS	463,800	450,392
Remgro Ltd.	48,200	931,288
Reunert Ltd.	87,500	633,226
RMB Holdings Ltd.	114,300	525,523
RMI Holdings	83,803	223,344
Sanlam Ltd.	218,500	1,017,977
Sappi Ltd.*	76,920	193,519

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Sasol Ltd.	65,600	$3,131,259
Shoprite Holdings Ltd.	48,600	801,146
Sibanye Gold Ltd.	195,534	245,413
Spar Group Ltd. (The)	25,400	306,631
Standard Bank Group Ltd.	122,900	1,467,301
Steinhoff International Holdings Ltd.*	182,400	649,090
Telkom SA SOC Ltd.*	105,400	256,200
Tiger Brands Ltd.	25,300	753,811
Truworths International Ltd.	52,100	467,123
Vodacom Group Ltd.	90,100	1,117,726
Wilson Bayly Holmes-Ovcon Ltd.	32,200	513,135
Woolworths Holdings Ltd.	82,800	612,200

		40,737,372

South Korea — 6.5%
Amorepacific Corp.	260	218,950
BS Financial Group, Inc.	16,552	247,166
Celltrion, Inc.	5,176	225,164
Cheil Industries, Inc.	7,090	604,731
CJ CheilJedang Corp.	800	205,816
Coway Co. Ltd.	4,410	244,542
Daewoo International Corp.	6,180	217,855
Daewoo Securities Co. Ltd.	21,310	195,019
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,770	282,082
Dongbu Insurance Co. Ltd.	4,990	214,496
Doosan Heavy Industries & Construction Co. Ltd.	4,590	196,967
E-Mart Co. Ltd.	1,337	301,255
GS Engineering & Construction Corp.	5,500	191,566
GS Holdings	6,010	315,561
Hana Financial Group, Inc.	15,713	538,521
Hanjin Kal Corp.*	2,004	31,701
Hanjin Shipping Co. Ltd.*	25,000	205,262
Hankook Tire Co. Ltd.	5,972	341,239
Hanwha Chemical Corp.	9,950	192,570
Hanwha Corp.	13,910	490,399
Hyosung Corp.	2,950	196,760
Hyundai Department Store Co. Ltd.	1,450	217,395
Hyundai Engineering & Construction Co. Ltd.	5,860	336,766
Hyundai Glovis Co. Ltd.	1,980	387,843
Hyundai Heavy Industries Co. Ltd.	2,600	638,859
Hyundai Marine & Fire Insurance Co. Ltd.	7,720	210,055
Hyundai Merchant Marine Co. Ltd.*	17,670	290,382
Hyundai Mobis	3,780	1,005,562
Hyundai Motor Co.	7,130	1,663,522
Hyundai Steel Co.	6,770	520,886
Hyundai Wia Corp.	2,500	393,822
Industrial Bank of Korea	20,800	230,340
Kangwon Land, Inc.	7,140	189,293
KB Financial Group, Inc.	32,598	1,147,675
Kia Motors Corp.	15,330	930,630
Korea Electric Power Corp.*	33,400	934,657
Korea Investment Holdings Co. Ltd.	7,090	273,194
Korea Zinc Co. Ltd.	1,740	526,348
Korean Air Lines Co. Ltd.*	4,147	145,948
KT Corp.	17,490	585,773
KT&G Corp.	8,560	613,118
LG Chem Ltd.	4,418	1,263,363
LG Corp.	7,260	447,301

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
LG Display Co. Ltd.*	13,730	$330,599
LG Electronics, Inc.	6,220	412,155
LG Household & Health Care Ltd.	710	360,365
LG Uplus Corp.*	17,050	183,277
Lotte Chemical Corp.	1,330	245,577
Lotte Shopping Co. Ltd.	910	322,096
LS Corp.	2,520	181,570
Macquarie Korea Infrastructure Fund	31,539	193,987
Naver Corp.	1,417	734,006
NCSoft Corp.	970	172,527
NHN Entertainment Corp.*	652	71,590
OCI Co. Ltd.	2,520	404,544
Orion Corp.	170	150,702
POSCO	8,180	2,423,179
Samsung C&T Corp.	9,320	540,958
Samsung Card Co. Ltd.	8,820	328,315
Samsung Electro-Mechanics Co. Ltd.	4,690	376,446
Samsung Electronics Co. Ltd.	5,891	7,493,315
Samsung Engineering Co. Ltd.	3,400	261,130
Samsung Fine Chemicals Co. Ltd.	4,550	207,013
Samsung Fire & Marine Insurance Co. Ltd.	3,650	837,968
Samsung Heavy Industries Co. Ltd.	8,890	355,494
Samsung Life Insurance Co. Ltd.	9,890	961,881
Samsung SDI Co. Ltd.	1,480	257,914
Samsung Securities Co. Ltd.	9,650	422,321
Samsung Techwin Co. Ltd.	3,179	180,256
Shinhan Financial Group Co. Ltd.	37,797	1,537,858
Shinsegae Co. Ltd.	1,683	361,295
SK C&C Co. Ltd.	1,520	162,555
SK Chemicals Co. Ltd.	4,200	182,873
SK Holdings Co. Ltd.	2,010	362,865
SK Hynix, Inc.*	28,650	806,827
SK Innovation Co. Ltd.	5,090	691,752
SK Telecom Co. Ltd.	5,480	1,120,602
S-Oil Corp.	3,740	271,121
Woori Finance Holdings Co. Ltd.	41,870	486,999
Woori Investment & Securities Co. Ltd.	19,612	211,452

		43,215,738

Taiwan — 5.9%
Acer, Inc.*	424,731	295,278
Advanced Semiconductor Engineering, Inc.	275,067	266,054
Ambassador Hotel (The)	275,000	272,026
Asia Cement Corp.	384,147	486,083
Asia Optical Co., Inc.*	276,000	295,514
Asustek Computer, Inc.	56,037	446,715
AU Optronics Corp.*	572,441	213,842
Catcher Technology Co. Ltd.	62,780	332,247
Cathay Financial Holding Co. Ltd.	646,257	920,784
Chang Hwa Commercial Bank	591,734	345,186
Cheng Shin Rubber Industry Co. Ltd.	191,424	500,856
Chicony Electronics Co. Ltd.	46,401	115,806
China Airlines Ltd.*	853,590	320,355
China Development Financial Holding Corp.	1,050,005	302,160
China Life Insurance Co. Ltd.	296,533	267,401
China Steel Corp.	1,323,612	1,161,418
China Synthetic Rubber Corp.	333,000	316,955
Chroma ATE, Inc.	97,760	219,916
Chunghwa Telecom Co. Ltd.	466,268	1,484,368
Compal Electronics, Inc.	597,822	436,911
CTBC Financial Holding Co. Ltd.	1,042,608	680,782

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Delta Electronics, Inc.	102,268	$496,614
E Ink Holdings, Inc.*	244,000	145,400
E. Sun Financial Holding Co. Ltd.	628,839	407,592
Eva Airways Corp.*	412,634	234,437
Far Eastern Department Stores Co. Ltd.	342,554	360,379
Far Eastern New Century Corp.	194,673	214,628
Far EasTone Telecommunications Co. Ltd.	193,000	480,855
First Financial Holding Co. Ltd.	668,105	399,768
Formosa Chemicals & Fibre Corp.	352,064	936,187
Formosa Petrochemical Corp.	215,670	566,054
Formosa Plastics Corp.	431,142	1,113,366
Foxconn Technology Co. Ltd.	84,433	219,240
Fubon Financial Holding Co. Ltd.	513,002	710,003
Giant Manufacturing Co. Ltd.	53,661	365,912
Great Wall Enterprise Co. Ltd.	402,608	348,723
Hon Hai Precision Industry Co. Ltd.	657,260	1,686,759
Hotai Motor Co. Ltd.	56,000	609,865
HTC Corp.	64,485	287,860
Hua Nan Financial Holdings Co. Ltd.	582,289	333,008
Innolux Corp.*	581,507	279,345
Kenda Rubber Industrial Co. Ltd.	70,038	140,548
Kerry TJ Logistics Co. Ltd.	140,000	182,535
Largan Precision Co. Ltd.	8,000	269,161
Lite-On Technology Corp.	156,863	267,379
Macronix International*	737,684	179,662
MediaTek, Inc.	69,906	863,499
Mega Financial Holding Co. Ltd.	434,937	356,609
Microbio Co. Ltd.	346,319	395,015
MStar Semiconductor, Inc.	41,000	378,577
Nan Kang Rubber Tire Co. Ltd.	323,776	390,285
Nan Ya Plastics Corp.	559,893	1,178,057
Novatek Microelectronics Corp.	29,246	121,140
Pegatron Corp.*	123,133	175,937
POU Chen Corp.	404,547	471,372
Powertech Technology, Inc.	68,528	128,899
President Chain Store Corp.	73,648	531,965
Qisda Corp.*	866,510	202,316
Quanta Computer, Inc.	148,319	321,670
Realtek Semiconductor Corp.	91,222	222,852
Ruentex Development Co. Ltd.	159,499	326,803
Ruentex Industries Ltd.	89,000	223,163
Shin Kong Financial Holding Co. Ltd.	886,788	300,113
Siliconware Precision Industries Co.	177,350	207,757
Simplo Technology Co. Ltd.	29,766	144,656
SinoPac Financial Holdings Co. Ltd.	895,241	411,543
Solar Applied Materials Technology Co.	221,773	196,632
Standard Foods Corp.	89,930	269,729
Synnex Technology International Corp.	187,889	294,121
Tainan Spinning Co. Ltd.	634,483	390,652
Taishin Financial Holding Co. Ltd.	801,874	370,521
Taiwan Cement Corp.	281,562	407,683
Taiwan Cooperative Financial Holding	618,545	339,991
Taiwan Fertilizer Co. Ltd.	79,000	186,151
Taiwan Glass Industry Corp.	334,319	339,534
Taiwan Mobile Co. Ltd.	153,200	543,387
Taiwan Semiconductor Manufacturing Co. Ltd.	936,814	3,189,982
Teco Electric & Machinery Co. Ltd.	148,000	156,692
TPK Holding Co. Ltd.	24,325	220,862
Transcend Information, Inc.	57,719	181,758
Tripod Technology Corp.	100,278	195,461

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
TSRC Corp.	112,980	$201,664
TTY Biopharm Co. Ltd.	66,273	244,736
Tung Ho Steel Enterprise Corp.	224,381	198,503
Unimicron Technology Corp.	210,000	179,072
Uni-President Enterprises Corp.	450,589	839,528
United Microelectronics Corp.	899,280	384,718
Wei Chuan Foods Corp.	142,000	277,068
Wintek Corp.*	521,484	215,450
Wistron Corp.	213,005	206,570
WPG Holdings Ltd.	123,613	145,508
Yang Ming Marine Transport Corp.*	564,300	258,565
Yuanta Financial Holding Co. Ltd.	968,213	496,203
Yulon Motor Co. Ltd.	118,053	197,666
Zinwell Corp.	145,074	165,676

		39,562,248

Thailand — 2.8%
Advanced Info Service PCL	190,400	1,552,174
Airports of Thailand PCL	103,200	621,905
Bangkok Bank PCL	77,800	490,321
Bangkok Dusit Medical Services PCL (Class F)	55,200	222,353
Bangkok Expressway PCL	140,400	155,126
Bank of Ayudhya PCL	414,500	501,063
Banpu PCL	170,000	149,457
BEC World PCL	175,600	318,584
Big C Supercenter PCL	37,800	242,110
Big C Supercenter PCL- Foreign	16,200	103,581
Bumrungrad Hospital PCL	60,600	158,862
Central Pattana PCL	194,800	274,015
Charoen Pokphand Foods PCL	802,800	615,959
CP ALL PCL	870,900	981,433
Delta Electronics Thailand PCL	256,600	404,014
Dynasty Ceramic PCL	137,700	245,929
Electricity Generating PCL	63,200	250,537
Glow Energy PCL	112,000	233,632
Hana Microelectronics PCL	494,200	364,962
Home Product Center PCL	423,803	165,774
Indorama Ventures PCL	204,988	142,862
IRPC PCL	1,569,800	157,582
Italian-Thai Development PCL*	756,363	113,648
Jasmine International PCL	1,011,800	266,859
Kasikornbank PCL	160,300	905,156
Kiatnakin Bank PCL	93,500	127,038
Krung Thai Bank PCL	682,675	419,033
Land & Houses PCL	400,000	137,728
Minor International PCL	390,000	301,726
Polyplex Thailand PCL	520,000	172,890
Precious Shipping PCL	223,500	132,900
Pruksa Real Estate PCL	352,400	218,780
PTT Exploration & Production PCL	193,729	1,012,618
PTT Global Chemical PCL	230,658	549,361
PTT PCL	108,300	1,094,079
Ratchaburi Electricity Generating Holding PCL	114,800	183,504
Robinson Department Store PCL	87,700	133,176
Siam Cement PCL (The)	47,100	648,304
Siam Commercial Bank PCL	225,100	1,119,023
Sino Thai Engineering & Construction PCL	241,114	175,748
Thai Beverage PCL	1,633,000	717,007
Thai Oil PCL	115,400	213,055

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Thai Union Frozen Products PCL	116,020	$189,163
Thanachart Capital PCL	163,100	174,676
TMB Bank PCL	4,177,900	344,597
Total Access Communication PCL, NVDR	125,600	426,471
True Corp. PCL*	1,380,494	342,034

		18,470,809

Turkey — 2.8%
Akbank TAS	338,366	1,246,989
Akcansa Cimento A/S	45,400	225,811
Anadolu Efes Biracilik Ve Malt Sanayii A/S	43,800	506,996
Arcelik A/S	75,195	437,920
Aygaz A/S	36,700	163,157
Bagfas Bandirma Gubre Fabrik	4,600	91,237
BIM Birlesik Magazalar A/S	43,400	893,598
Cimsa Cimento Sanayi VE Tica	51,900	330,915
Coca-Cola Icecek A/S	12,400	316,146
Dogan Sirketler Grubu Holding A/S*	343,026	149,523
Enka Insaat ve Sanayi A/S	141,342	421,077
Eregli Demir ve Celik Fabrikalari TAS	610,023	772,487
Ford Otomotiv Sanayi A/S	15,400	212,431
Gubre Fabrikalari TAS*	20,400	148,238
Haci Omer Sabanci Holding A/S	164,188	793,355
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Class D Stock)*	305,543	170,514
KOC Holding A/S	229,364	1,059,003
Koza Altin Isletmeleri A/S	19,000	302,396
Koza Anadolu Metal Madencilik Isletmeleri A/S*	105,000	212,612
Migros Ticaret A/S*	11,500	96,675
Petkim Petrokimya Holding A/S*	94,373	126,990
Sekerbank TAS*	172,917	161,492
TAV Havalimanlari Holding A/S	56,300	397,515
Tekfen Holding A/S	76,496	172,804
Tofas Turk Otomobil Fabrikasi A/S	30,800	187,664
Trakya Cam Sanayi A/S	118,547	140,982
Tupras Turkiye Petrol Rafinerileri A/S	46,100	974,327
Turk Ekonomi Bankasi A/S*	139,200	162,616
Turk Hava Yollari	227,526	867,603
Turk Telekomunikasyon A/S	169,400	589,788
Turk Traktor ve Ziraat Makineleri A/S	11,000	321,449
Turkcell Iletisim Hizmet A/S*	236,700	1,390,893
Turkiye Garanti Bankasi A/S	358,600	1,414,605
Turkiye Halk Bankasi A/S	85,500	626,216
Turkiye Is Bankasi (Class C Stock)	215,962	570,963
Turkiye Sinai Kalkinma Bankasi A/S	169,884	150,744
Turkiye Sise ve Cam Fabrikalari A/S	283,212	389,894
Turkiye Vakiflar Bankasi Tao (Class D Stock)	200,600	457,651
Ulker Biskuvi Sanayi A/S	59,500	407,457
Yapi ve Kredi Bankasi A/S	125,948	280,736
Yazicilar Holding A/S (Class A Stock)	18,300	177,816

		18,521,285

Ukraine — 0.3%
Astarta Holding NV*(g)	10,900	250,611
Avangardco Investments Public Ltd., GDR*	17,500	192,937
Ferrexpo PLC	324,000	928,799
MHP SA, GDR	21,300	343,463

		1,715,810

	Shares	Value
COMMON STOCKS (Continued)
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	569,100	$782,465
Abu Dhabi National Hotels(g)	643,186	429,030
Air Arabia PJSC	1,205,600	450,210
Aldar Properties PJSC	898,081	651,947
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co.*	1,763,542	1,261,910
DP World Ltd.	121,670	1,964,971
Dubai Financial Market*	451,700	252,109
Emaar Properties PJSC	765,500	1,216,016
First Gulf Bank PJSC	230,600	1,039,629
Gulf Cement Co. PSC(g)	260,300	100,635
National Bank of Abu Dhabi PJSC	351,319	1,221,475
National Central Cooling Co. PJSC	427,100	279,716
Union National Bank PJSC/Abu Dhabi	388,397	540,278

		10,190,391

TOTAL COMMON STOCKS (cost $621,124,067)		607,328,030

EXCHANGE TRADED FUND — 1.5%
Vanguard FTSE Emerging Markets (cost $10,307,163)	245,870	9,861,846

PREFERRED STOCKS — 3.4%
Brazil — 2.9%
AES Tiete SA, (PRFC)	53,100	525,657
Banco Bradesco SA, (PRFC)	177,280	2,451,668
Bradespar SA, (PRFC)	17,000	188,693
Centrais Eletricas Brasileiras SA, (PRFC B)	74,900	346,399
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	10,195	467,177
Cia de Bebidas das Americas, (PRFC)	12,920	494,986
Cia Energetica de Sao Paulo, (PRFC B)	33,500	352,488
Companhia de Bebidas das Americas, (PRFC)	58,200	2,231,970
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, (PRFC)	49,900	193,179
Gerdau SA, (PRFC)	89,000	661,788
Itau Unibanco Holding SA, ADR (PRFC)	171,380	2,419,886
Itausa - Investimentos Itau SA, (PRFC)	282,799	1,149,672
Klabin SA, (PRFC)	39,800	207,772
Lojas Americanas SA, (PRFC)	71,767	528,789
Marcopolo SA, (PRFC)	174,800	520,543
Metalurgica Gerdau SA, (PRFC)	28,800	270,808
Oi SA, (PRFC)	175,771	337,060
Petroleo Brasileiro SA, (PRFC)	84,500	702,292
Randon Participacoes SA, (PRFC)	59,300	331,243
Suzano Papel e Celulose SA, (PRFC A)	65,025	257,600
Telefonica Brasil SA, (PRFC)	49,541	1,105,357
Usinas Siderurgicas de Minas Gerais SA, (PRFC A)*	40,200	191,904
Vale SA, (PRFC)	55,300	788,218
Vale SA, ADR (PRFC)	193,900	2,755,319

		19,480,468

Colombia — 0.1%
Avianca Taca Holding SA, (PRFC)	99,000	191,115
Grupo Argos SA, (PRFC)	19,929	234,177
Grupo Aval Acciones y Valores, (PRFC)	587,100	428,093

		853,385

Croatia — 0.2%
Adris Grupa dd, (PRFC)(g)	28,275	1,343,154

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Philippines
Ayala Land, Inc., (PRFC)	1,180,500	$2,583

Russia — 0.2%
AK Transneft OAO, (PRFC)	250	655,295
Surgutneftegas OAO, (PRFC S)	849,800	611,835

		1,267,130

South Korea
Hyundai Merchant Marine Co., Ltd., (PRFC)*	1,391	4,349

TOTAL PREFERRED STOCKS (cost $28,460,596)		22,951,069

	Units
RIGHTS(l)*
Chile
Cia Cervecerias Unidas SA, expiring 10/04/13*	2,154	969

Poland
Polimex-Mostostal SA, TBA	2,980,600	—

TOTAL RIGHTS (cost $0)		969

WARRANTS(l)* — 3.1%
Egypt — 1.6%
Alexandria Mineral Oils Co., expiring 12/08/14(g)	60,700	642,761
Arab Cotton Ginning, expiring 12/08/14	379,670	287,445
Commercial International Bank Egypt SAE, expiring 12/01/14	402,100	2,207,386
Eastern Co., expiring 12/08/14	38,898	532,571
EFG - Hermes Holdings SAE, expiring 12/08/14	290,370	309,962
Egyptian Kuwaiti Holding Co., expiring 12/01/14	504,000	433,440
ElSwedy Electric Co., expiring 12/15/14(g)	65,311	226,393
Ezz Steel, expiring 12/08/14	317,020	531,524
Juhayna Food Industries, expiring 12/01/14	713,453	1,053,396
Maridive & Oil Services SAE, expiring 12/01/14	275,735	295,036
Orascom Construction Industries, expiring 12/08/14	28,703	1,053,487
Orascom Telecom Media & Technology, expiring 02/04/16	1,745,300	149,398
Oriental Weavers, expiring 12/08/14	135,571	560,586
Palm Hills Developments SAE, expiring 12/15/14	773,000	263,467
Pioneers Holding, expiring 12/08/14	394,200	249,277
Sidi Kerir Petrochemicals Co., expiring 12/01/14	273,277	603,248
Telecom Egypt, expiring 12/01/14	396,812	779,259
TMG Holding, expiring 12/08/14	801,562	581,280

		10,759,916

Malaysia
Malaysian Resources Corp. Bhd, expiring 09/16/18	91,100	7,267
WCT Holdings Bhd, expiring 12/11/17	50,420	6,884

		14,151

	Units	Value
WARRANTS(l)* (Continued)
Saudi Arabia — 0.8%
Al Rajhi Bank, expiring 02/16/15	26,900	$554,103
Al Tayyar Travel Group, expiring 07/02/15	7,150	172,542
Alinma Bank, expiring 02/23/15	31,000	116,139
Almari Co. Ltd., expiring 11/24/14	16,389	239,263
Banque Saudi Fransi, expiring 02/23/15	21,025	191,735
Etihad Etisalat Co., expiring 12/05/14	21,920	495,359
Fawaz Abdulaziz Alhokair Co., expiring 02/23/15	6,300	226,785
Jarir Marketing Co., expiring 05/04/15	3,750	231,235
Mobile Telecommunications Co. KSC, expiring 05/04/15	44,362	112,376
National Industrialization, expiring 05/04/15	23,850	172,344
Riyad Bank, expiring 12/15/14	29,000	203,373
Samba Financial Group, expiring 02/10/15	14,200	197,840
Saudi Arabian Amiantit Co., expiring 05/11/15	21,300	80,083
Saudi Arabian Fetilizer Co., expiring 05/11/15	6,266	246,864
Saudi Arabian Mining Co., expiring 05/11/15	21,900	162,925
Saudi Basic Industries, expiring 02/23/15	15,800	405,506
Saudi Cement Co., expiring 08/10/15	9,600	276,462
Saudi International Petrochemical Co., expiring 03/27/15	17,830	118,621
Saudi Telecom Co., expiring 05/11/15	18,300	210,802
Savola, expiring 02/02/15	24,200	345,230
Yamamah Saudi Cement Co., expiring 02/02/15	12,750	180,188

		4,939,775

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC,expiring 10/14/16	440,980	561,841
Bao Viet Holdings, expiring 10/15/19	75,570	133,864
Development Investment Construction Corp., expiring 07/27/15	141,570	62,348
Gemadept Corp., expiring 12/03/14	125,667	153,562
Hagl JSC, expiring 03/03/15	405,740	399,718
Hoa Phat Group JSC, expiring 03/03/15	205,852	342,219
Masan Group Corp., expiring 07/07/16(g)	184,900	748,764
PetroVietnam Construction JSC, expiring 05/20/16	368,677	52,385
PetroVietnam Drilling & Well Services JSC, expiring 12/15/14	93,543	290,198
PetroVietnam Fertilizer & Chemicals JSC, expiring 12/09/14	95,000	185,380
PetroVietnam Technical Service JSC, expiring 12/08/14	319,500	245,148
Pha Lai Thermal Power JSC, expiring 01/13/15	211,900	204,740
Viet Nam Construction and Import-Export JSC, expiring 12/08/14	586,900	241,839
Vietnam Dairy Products JSC, expiring 09/29/14	26,726	178,482
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16	448,363	352,457

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Units	Value
WARRANTS(l)* (Continued)
Vietnam (cont’d.)
Vingroup JSC, expiring 12/16/14	222,054	$657,326

		4,810,271

TOTAL WARRANTS (cost $19,101,294)		20,524,113

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND
India
Dr. Reddy’s Laboratories Ltd.,
Unsec’d. Notes (cost $16,003)
9.250%	03/24/14	NR	INR 145	11,449

TOTAL LONG-TERM INVESTMENTS (cost $679,009,123)				660,677,476

	Shares
SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,478,593; includes $16,285,506 of cash collateral for securities on loan)(b)(w)	20,478,593	20,478,593

TOTAL INVESTMENTS — 102.1% (cost $699,487,716)		681,156,069
Liabilities in excess of other assets — (2.1)%		(14,239,404)

NET ASSETS — 100.0%		$666,916,665

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CMPC	Compania Manufacturera de Papeles y Cartones
COPEC	Compania de Petroleos de Chile
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares
TBA	To Be Announced
INR	Indian Rupee
*	Non-income producing security.
†

The ratings reflected are as of September 30, 2013.

Ratings of certain bonds may have changed subsequent to

that date. The Portfolio’s current Statement of Additional

Information contains a description of Moody’s and Standard

& Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending

settlement, is $15,467,053; cash collateral of $16,285,506

(included with liabilities) was received with which the

Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$6,424,169	$—	$—
Botswana	3,291,437	181,064	1,835,830
Brazil	22,634,394	—	—
Bulgaria	795,922	675,296	460,673
Chile	19,228,288	—	—
China	8,520,513	56,629,083	—
Colombia	9,758,997	—	69,445
Croatia	2,580,289	782,727	—
Czech Republic	3,532,789	7,023,313	—
Egypt	2,744,194	—	—
Estonia	5,291,102	—	—
Ghana	3,972,817	—	—
Greece	474,644	1,824,513	—
Hungary	1,040,588	9,319,353	—
India	11,137,144	27,755,872	—
Indonesia	—	16,060,293	—
Jordan	1,747,012	2,299,221	—
Kazakhstan	3,415,274	1,418,728	—
Kenya	4,923,365	—	—
Kuwait	9,341,491	638,156	309,972
Latvia	371,236	619,278	—
Lebanon	2,958,244	—	—
Lithuania	1,484,019	—	—
Malaysia	3,053,535	16,192,434	—
Mauritius	3,930,564	—	—
Mexico	38,160,712	—	—
Morocco	3,831,354	702,307	174,252
Nigeria	3,030,452	1,490,025	—
Oman	4,413,849	657,517	—
Pakistan	3,511,441	822,569	—
Peru	9,597,763	—	—
Philippines	—	8,724,401	—
Poland	4,562,302	16,900,597	—
Qatar	7,818,477	2,178,632	—
Romania	115,641	5,065,398	193,455
Russia	38,848,227	808,140	—
Slovenia	5,678,466	881,122	—
South Africa	4,134,685	36,602,687	—
South Korea	741,392	42,474,346	—
Taiwan	182,535	39,379,713	—
Thailand	13,617,040	4,853,769	—
Turkey	—	18,521,285	—
Ukraine	787,011	928,799	—
United Arab Emirates	3,100,180	6,661,181	429,030
Exchange Traded Fund	9,861,846	—	—
Preferred Stocks:
Brazil	19,480,468	—	—
Colombia	853,385	—	—
Croatia	1,343,154	—	—
Philippines	—	—	2,583
Russia	1,267,130	—	—
South Korea	—	4,349	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Rights:
Chile	$969	$—	$—
Poland	—	—	—
Warrants:
Egypt	—	10,759,916	—
Malaysia	—	14,151	—
Saudi Arabia	—	4,939,775	—
Vietnam	—	4,810,271	—
Corporate Bond	—	11,449	—
Affiliated Money Market Mutual Fund	20,478,593	—	—

Total	$328,069,099	$349,611,730	$3,475,240

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks
Balance as of 12/31/12	$5,985,499	$256,398
Realized gain (loss)	(347,922)	—
Change in unrealized appreciation (depreciation)*	189,217	(292)
Purchases	—	—
Sales	(513,114)	—
Transfers into Level 3	1,265,949	—
Transfers out of Level 3	(3,106,972)	(253,523)

Balance as of 09/30/13	$3,472,657	$2,583

*	Of which, $(69,199) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were eight Common Stocks and 1 Preferred Stock transferred out of Level 3 as a result of being traded on an exchange and six Common Stocks transferred into Level 3 as a result of experiencing no trade volume.

Fair value of Level 2 investments at 12/31/12 was $737,620,799, which was a result of valuing investments using third party vendor modeling tools. An amount of $68,190,836 was transferred from Level 2 into Level 1 at 09/30/13 as a result of using quoted prices in active market for such foreign securities. An amount of $41,916,265 was transferred from Level 1 into Level 2 at 09/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Commercial Banks	15.6%
Telecommunications	9.6
Oil, Gas & Consumable Fuels	9.2
Metals & Mining	5.9
Diversified Financial Services	4.6
Foods	4.1
Affiliated Money Market Mutual Fund (2.4% represents investments purchased with collateral from securities on loan)	3.1
Chemicals	2.7
Diversified Operations	2.5
Retail & Merchandising	2.5
Electric	2.5
Building Materials	2.4
Semiconductors	2.2
Real Estate	2.1
Beverages	2.0
Internet Software & Services	2.0
Insurance	1.8
Pharmaceuticals	1.7
Engineering/Construction	1.7
Exchange Traded Funds	1.5
Industrials	1.5
Electronic Components & Equipment	1.1
Automobile Manufacturers	1.1
Media & Entertainment	1.0
Financial Services	1.0
Transportation	1.0
Computer Services & Software	0.9
Electric – Generation	0.7
Holding Companies	0.7
Auto Parts & Equipment	0.7
Information Technology	0.7
Tobacco	0.7
Agriculture	0.6
Airlines	0.6
Financial – Bank & Trust	0.6

Consumer Discretionary	0.6%
Hotels & Motels	0.5
Electric – Integrated	0.5
Apparel	0.5
Commercial Services	0.5
Computers & Peripherals	0.5
Machinery	0.5
Investment Companies	0.5
Textiles	0.4
Distribution/Wholesale	0.4
Consumer Products & Services	0.3
Paper & Forest Products	0.3
Water	0.3
Utilities	0.3
Electronics	0.3
Medical Supplies & Equipment	0.2
Marine	0.2
Entertainment & Leisure	0.2
Healthcare Products & Services	0.2
Healthcare Providers & Services	0.2
Engineering & Construction	0.2
Manufacturing	0.2
Real Estate Investment Trusts	0.2
Home Furnishings	0.2
Cosmetics/Personal Care	0.2
Household Products	0.2
Biotechnology	0.1
Energy – Alternate Sources	0.1
Aerospace & Defense	0.1
Materials	0.1
Home Builders	0.1
Containers & Packaging	0.1
Pipelines	0.1
Software	0.1
Electronic Components	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.1%

ASSET-BACKED SECURITIES — 1.0%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	Ba1	0.809%	(c)	09/25/34	879	$777,713
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa1	1.179%	(c)	10/25/37	3,284	2,822,728
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1A, 144A	Aaa	0.502%	(c)	06/20/17	23	22,458
BlueMountain CLO Ltd. (Cayman Islands), Series 2005-1A, Class A1F, 144A	Aaa	0.502%	(c)	11/15/17	388	386,365
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.280%	(c)	06/25/37	930	904,031
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.879%	(c)	07/25/32	3	2,100
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	A2	0.919%	(c)	08/25/32	98	81,656
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Ca	0.300%	(c)	07/25/37	883	512,117
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.116%	(c)	10/26/26	1,079	1,083,416
First NLC Trust, Series 2007-1, Class A1, 144A	Ca	0.250%	(c)	08/25/37	1,769	861,665
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.470%	(c)	01/20/34	1,427	1,399,617
Kingsland I Ltd. (Cayman Islands), Series 2005-1A, Class A1A, 144A	Aaa	0.504%	(c)	06/13/19	1,067	1,062,721
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.739%	(c)	10/25/34	23	21,807
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	A2	0.679%	(c)	12/25/33	259	251,463
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.539%	(c)	11/25/34	143	114,411
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	Ca	0.310%	(c)	05/25/37	1,299	691,100

TOTAL ASSET-BACKED SECURITIES (cost $13,395,236)						10,995,368

BANK LOANS(c) — 0.4%

Financial Services — 0.1%
Springleaf Financial Corp., Initial Term Loan	B3	5.500%		05/10/17	616	616,000

Healthcare Products
Biomet, Inc., Term Loan B	B1	3.179%		03/25/15	37	36,875

Healthcare Providers & Services — 0.3%
HCA, Inc., Term Loan A-2	Ba3	2.679%		05/02/16	3,500	3,496,721

TOTAL BANK LOANS (cost $4,141,642)						4,149,596

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	2.482%	(c)	11/15/15	11,331	11,349,436
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	Aaa	3.156%		07/10/46	4,046	4,180,245
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.720%	(c)	07/09/21	3,566	3,559,398

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,642,280)						19,089,079

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS — 16.6%

Beverages — 0.3%
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	1.125%		11/12/13			3,000	$3,002,106

Diversified Financial Services — 0.1%
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.450%		11/02/15			800	829,248

Electric — 0.4%
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.500%		08/15/15	(g)		1,500	1,529,597
Tokyo Electric Power Co., Inc. (The) (Japan), Sec’d. Notes	Ba2	4.500%		03/24/14		EUR	2,000	2,710,842

								4,240,439

Financial Services — 5.5%
Ally Financial, Inc., Gtd. Notes	B1	3.465%	(c)	02/11/14			7,300	7,336,792
Ally Financial, Inc., Series 8, Gtd. Notes	B1	6.750%		12/01/14			100	105,000
Banco Bradesco SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.360%	(c)	05/16/14			6,900	6,935,321
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.250%		04/01/14			7,200	7,317,000
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	0.546%	(c)	11/05/14			2,800	2,795,999
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (United Kingdom), Pass-Through Certificates, 144A	A3	5.125%		11/30/24			970	972,102
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18			7,200	7,143,343
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.875%		01/15/15			800	827,425
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	7.000%		04/15/15			1,000	1,085,069
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.000%		06/01/14			800	836,844
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.950%		01/18/18			1,000	1,130,405
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%		07/22/20			390	412,830
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%		04/23/19			200	234,325
JPMorgan Chase Bank NA, Sub. Notes	A1	0.889%	(c)	05/31/17		EUR	4,100	5,455,166
JPMorgan Chase Bank NA, Sub. Notes	A1	4.375%	(c)	11/30/21		EUR	1,700	2,400,464
JPMorgan Chase Bank NA, Sub. Notes	A1	6.000%		10/01/17			2,400	2,745,970
Lehman Brothers Holdings, Inc., MTN(i)	NR	3.011%		12/23/13			4,200	1,086,750
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	0.525%	(c)	05/30/14		EUR	7,400	10,010,633
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	5.450%		07/15/14			1,300	1,347,667

								60,179,105

Financial–Bank & Trust — 5.4%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.500%		01/22/15			2,000	2,070,000
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.500%		01/20/16		EUR	4,900	6,904,951
Banco Santander Brazil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	2.350%	(c)	03/18/14			500	499,443
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	1.866%	(c)	01/19/16			6,500	6,532,500
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.750%		09/22/15			4,500	4,662,405
Banco Votorantim Ltd. (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	3.248%	(c)	03/28/14			4,400	4,397,864
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19			400	490,505
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	Aaa	2.600%		07/02/15			4,000	4,145,600

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Financial–Bank & Trust (cont’d.)
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	A1	3.200%		04/03/17			900	$943,191
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	0.890%		06/16/15		JPY	100,000	962,074
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	2.000%		09/15/15			2,000	1,950,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	2.375%		05/25/16			900	870,750
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	3.000%		11/17/14			450	450,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	5.500%		05/25/16			500	521,875
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	5.500%		06/26/17			500	519,375
Eksportfinans ASA (Norway), Unsec’d. Notes, MTN	Ba3	1.570%		02/14/18		JPY	500,000	4,488,728
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A	Baa2	2.012%	(c)	02/24/14			5,300	5,306,545
KFW (Germany), Gov’t. Gtd. Notes, MTN	Aaa	6.250%		05/19/21		AUD	4,800	4,970,926
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	1.169%	(c)	01/14/14			6,600	6,616,540
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	1.264%	(c)	01/28/14			1,221	1,224,961

								58,528,233

Foods — 0.1%
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550%		09/22/15			623	641,480

Healthcare Providers & Services — 0.5%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17			4,500	4,995,000

Home Builders — 1.4%
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%		04/15/16			2,500	2,725,000
Lennar Corp., Series B, Gtd. Notes	Ba3	5.600%		05/31/15			9,195	9,700,725
PulteGroup, Inc., Gtd. Notes	Ba3	5.200%		02/15/15			3,000	3,120,000

								15,545,725

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18			2,665	3,322,802
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%		05/18/17			1,900	2,123,850
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%		11/30/13			5,800	5,827,567
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.470%	(c)	01/15/14			2,000	2,000,218

								13,274,437

Metals & Mining — 0.1%
CSN Islands XI Corp. (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%		09/21/19			1,100	1,138,500

Oil & Gas — 1.2%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	4.000%		07/15/15	(g)		1,150	1,206,114
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18			4,900	5,678,120
Reliance Holdings USA, Inc., Sr. Unsec’d. Notes, RegS	Baa2	4.500%		10/19/20	(g)		300	296,126
Southwestern Energy Co., Gtd. Notes	Baa3	4.100%		03/15/22			900	900,160
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	4.950%		11/15/15			4,100	4,398,480

								12,479,000

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Telecommunications — 0.4%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A3	5.550%		02/01/14		3,300	$3,351,473
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A3	7.375%		11/15/13		1,500	1,512,099

							4,863,572

TOTAL CORPORATE OBLIGATIONS (cost $175,199,936)							179,716,845

FOREIGN GOVERNMENT BONDS — 4.5%
Brazil Letras do Tesouro Nacional (Brazil), Unsec’d. Notes	Baa2	10.590%	(s)	01/01/17	BRL	89,500	28,346,095
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/14	BRL	861	388,532
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/21	BRL	126	52,636
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/23	BRL	126	51,708
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	Baa2	10.000%		01/01/17	BRL	6,738	2,935,817
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	171,100	17,192,024

TOTAL FOREIGN GOVERNMENT BONDS (cost $52,217,561)							48,966,812

MUNICIPAL BONDS — 0.1%

California — 0.1%
State of California, General Obligation Unlimited	A1	4.850%		10/01/14		800	831,640

New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39		500	539,835

TOTAL MUNICIPAL BONDS (cost $1,316,825)							1,371,475

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.3%
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	B2	5.500%		03/25/21		1,930	1,987,905
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	B2	5.950%	(c)	04/25/22		1,202	1,242,352
Banc of America Funding Corp., Series 2004-A, Class 1A3	AA+(d)	5.714%	(c)	09/20/34		405	409,169
Banc of America Funding Corp., Series 2005-D, Class A1	A+(d)	2.670%	(c)	05/25/35		438	443,737
Banc of America Mortgage Securities, Series 2005-6, Class 1A1	Caa2	5.500%		07/25/35		739	731,908
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	NR	5.250%		04/26/37		1,560	1,458,453
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Baa1	2.573%	(c)	04/25/33		76	77,780
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Baa3	3.080%	(c)	01/25/34		312	312,632
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Baa1	2.974%	(c)	02/25/34		387	376,146
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Caa2	2.785%	(c)	11/25/34		3,456	3,235,097
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Ba2	2.210%	(c)	08/25/35		381	381,427

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.735%	(c)	09/25/35	2,086	$1,714,201
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Ca	2.434%	(c)	01/25/36	2,801	1,921,343
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.564%	(c)	01/26/36	3,412	2,628,066
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.760%	(c)	12/26/46	3,331	1,979,842
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	Caa1	5.500%		11/25/35	5,900	5,812,538
Citicorp Mortgage Securities, Inc., Series 2005-3, Class 1A2	Baa2	5.500%		04/25/35	60	59,332
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.270%	(c)	09/25/35	725	715,201
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	1.940%	(c)	09/25/35	152	150,656
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	A+(d)	6.250%		12/25/33	105	110,743
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	A+(d)	0.579%	(c)	08/25/18	48	46,461
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Ba2	6.500%	(c)	01/25/34	287	297,251
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	B3	0.519%	(c)	02/25/35	795	679,343
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	CCC(d)	5.500%		01/25/35	912	936,998
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Caa2	0.470%	(c)	04/25/35	1,190	924,279
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Caa3	2.691%	(c)	04/25/35	1,092	908,564
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Ba1	0.519%	(c)	06/25/35	1,739	1,504,762
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Baa1	6.500%		04/25/33	39	39,642
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Baa1	2.334%	(c)	06/25/33	1,045	1,017,958
Fannie Mae REMICS, Series 1988-22, Class A	Aaa	2.210%	(c)	08/25/18	2	2,294
Fannie Mae REMICS, Series 1996-39, Class H	Aaa	8.000%		11/25/23	31	35,168
Fannie Mae REMICS, Series 2004-11, Class A	Aaa	0.300%	(c)	03/25/34	356	350,651
Fannie Mae REMICS, Series 2006-5, Class 3A2	Aaa	2.440%	(c)	05/25/35	274	286,011
Fannie Mae REMICS, Series 2007-114, Class A6	Aaa	0.380%	(c)	10/27/37	11,300	11,308,170
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.500%		07/25/43	1,529	1,729,424
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.000%		10/25/43	923	1,067,390
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.554%	(c)	07/25/44	1,245	1,267,958
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.359%	(c)	10/25/44	4,333	4,455,378
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.220%	(c)	12/25/36	2,651	2,615,945
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Ba3	2.193%	(c)	09/25/34	732	724,665
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	A+(d)	3.296%	(c)	06/25/34	271	276,565
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	BBB(d)	3.449%	(c)	06/25/34	780	732,610

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GNMA, Series 1998-15, Class C	Aaa	6.500%		06/20/28	728	$817,700
GNMA, Series 2012-H08, Class FB	Aaa	0.786%	(c)	03/20/62	5,084	5,061,962
GNMA, Series 2012-H20, Class PT	Aaa	1.053%	(c)	07/20/62	15,757	15,881,548
GNMA, Series 2012-H29, Class FA	Aaa	0.701%	(c)	10/20/62	55,671	55,190,819
GNMA Structured Securities, Series 2012-H27, Class FA	Aaa	0.586%	(c)	10/20/62	30,348	29,924,084
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Caa2	0.410%	(c)	06/25/45	473	375,333
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	BB(d)	2.806%	(c)	10/25/33	530	523,956
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.462%	(c)	06/25/34	98	96,814
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	A+(d)	2.664%	(c)	09/25/35	1,569	1,559,787
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	D(d)	5.062%	(c)	11/25/35	922	841,671
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	CCC(d)	2.863%	(c)	04/25/36	2,422	2,226,558
HarborView Mortgage Loan Trust, Series 2004-6, Class 3A2A	Ba1	2.688%	(c)	08/19/34	1,299	1,287,471
HomeBanc Mortgage Trust, Series 2005-4, Class A1	Caa1	0.450%	(c)	10/25/35	725	612,702
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Ba2	4.058%	(c)	02/25/35	104	104,428
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	Baa1	2.753%	(c)	11/25/33	588	585,093
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1	Ba3	2.818%	(c)	07/25/35	1,187	1,176,489
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Ba3	2.812%	(c)	07/25/35	641	645,488
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	B1	2.380%	(c)	10/25/35	1,032	1,029,643
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Baa3	1.179%	(c)	10/25/35	1,281	1,240,033
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, 144A	CCC(d)	7.500%		03/25/34	1,513	1,626,722
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	Aaa	0.550%	(c)	11/06/17	4,687	4,694,366
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	B1	6.500%		11/25/34	209	217,011
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Ba2	2.550%	(c)	04/25/34	1,510	1,506,012
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	NR	2.588%	(c)	01/25/36	301	283,510
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Baa2	0.430%	(c)	07/19/35	654	586,910
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Baa1	2.204%	(c)	02/27/34	180	178,156
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5	Baa1	2.207%	(c)	03/25/33	251	250,409
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	Baa1	2.449%	(c)	06/25/33	463	457,347
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Baa1	2.456%	(c)	09/25/33	2,434	2,444,578

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	Baa3	2.547%	(c)	03/25/34	220	$218,203
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	Baa3	0.500%	(c)	01/25/45	37	33,903
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	Baa3	0.410%	(c)	04/25/45	1,194	1,095,597
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A	Baa1	0.500%	(c)	07/25/45	3,861	3,580,267
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Baa2	0.470%	(c)	10/25/45	9,948	9,086,182
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	Caa1	0.440%	(c)	11/25/45	474	422,580
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	B3	1.159%	(c)	02/25/46	1,307	1,192,241
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Caa3	1.153%	(c)	08/25/46	793	669,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	BBB+(d)	4.561%	(c)	12/25/33	136	137,661
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1	Ba1	2.616%	(c)	06/25/34	3,185	3,229,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	B3	2.610%	(c)	02/25/35	950	941,457

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $213,676,584)						208,990,120

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.9%
Federal Home Loan Bank		0.025%	(s)	12/19/13	21,100	21,099,072
Federal Home Loan Bank		0.043%	(s)	12/26/13	52,400	52,397,485
Federal Home Loan Bank		0.050%	(s)	11/27/13	12,400	12,399,610
Federal Home Loan Mortgage Corp.		0.048%	(s)	11/25/13	1,700	1,699,949
Federal Home Loan Mortgage Corp.		0.050%	(s)	10/25/13	18,400	18,399,757
Federal Home Loan Mortgage Corp.		2.368%	(c)	01/01/34	53	56,236
Federal Home Loan Mortgage Corp.		2.460%	(c)	12/01/26	15	15,531
Federal Home Loan Mortgage Corp.		2.526%	(c)	07/01/29	39	41,212
Federal National Mortgage Assoc		2.063%	(c)	01/01/25	5	4,925
Federal National Mortgage Assoc		2.391%	(c)	12/01/29	32	32,841
Federal National Mortgage Assoc		2.395%	(c)	04/01/32	8	8,335
Federal National Mortgage Assoc		3.000%		05/01/43-08/01/43	25,935	25,358,769
Federal National Mortgage Assoc		4.000%		12/01/41-04/01/42	30,058	31,563,638
Federal National Mortgage Assoc		4.280%	(c)	04/01/24	15	15,526
Federal National Mortgage Assoc		4.500%		04/01/29-12/01/41	4,970	5,355,297
Federal National Mortgage Assoc		5.181%	(c)	03/01/17	46	46,313
Federal National Mortgage Assoc		5.000%		TBA	3,000	3,253,125
Government National Mortgage Assoc		1.625%	(c)	05/20/24-11/20/29	279	289,806
Government National Mortgage Assoc		2.000%	(c)	07/20/17-07/20/24	22	23,305
Government National Mortgage Assoc		2.500%	(c)	09/20/17	8	8,198

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $172,187,814)						172,068,930

U.S. TREASURY OBLIGATIONS — 34.5%
U.S. Treasury Inflation Indexed Bonds, TIPS		0.625%		02/15/43	7,450	6,205,624
U.S. Treasury Inflation Indexed Bonds, TIPS		2.000%		01/15/26	14,800	20,095,139
U.S. Treasury Inflation Indexed Bonds, TIPS		2.375%		01/15/27	7,100	9,896,511
U.S. Treasury Inflation Indexed Bonds, TIPS		2.500%		01/15/29	4,770	6,378,947
U.S. Treasury Inflation Indexed Bonds, TIPS		3.875%		04/15/29	900	1,833,146

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.130%	12/31/13		20,600	$20,604,017
U.S. Treasury Notes	0.250%	01/31/14		9,000	9,006,327
U.S. Treasury Notes	0.500%	10/15/13	(h)(k)	112,900	112,917,612
U.S. Treasury Notes	0.750%	12/15/13		3,700	3,705,347
U.S. Treasury Notes	1.125%	04/30/20		8,600	8,175,375
U.S. Treasury Notes	1.500%	08/31/18		174,800	175,960,847

TOTAL U.S. TREASURY OBLIGATIONS (cost $379,195,219)					374,778,892

TOTAL LONG-TERM INVESTMENTS (cost $1,029,973,097)					1,020,127,117

SHORT-TERM INVESTMENTS — 5.8%

U.S. TREASURY OBLIGATIONS(n) — 2.5%
U.S. Treasury Bills	0.028%	12/12/13		19,200	19,199,520
U.S. Treasury Bills	0.068%	02/27/14		3,000	2,999,877
U.S. Treasury Bills	0.085%	02/06/14		1,700	1,699,910
U.S. Treasury Bills	0.143%	01/09/14	(h)	1,019	1,018,979
U.S. Treasury Bills	0.143%	02/06/14	(k)	1,993	1,992,894

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,908,179)					26,911,180

CERTIFICATES OF DEPOSIT(n) — 1.8%
Banco Brasil NY	1.300%	03/27/14		1,200	1,194,742
Banco Brasil NY	1.351%	11/01/13		1,500	1,499,352
Daimler Finance NA	1.802%	10/15/13		6,700	6,699,229
Itau Unibanco NY	1.498%	10/31/13		10,800	10,786,911

TOTAL CERTIFICATES OF DEPOSIT (cost $20,174,621)					20,180,234

REPURCHASE AGREEMENTS(m) — 1.1%
Citigroup Global Markets, 0.110%, dated 09/30/13,due 10/01/13 in the amount of $7,900,024				7,900	7,900,000
RBS Securities, Inc., 0.040%, dated 09/30/13,due 10/01/13 in the amount of $4,000,004				4,000	4,000,000

TOTAL REPURCHASE AGREEMENTS (cost $11,900,000)					11,900,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal National Mortgage Assoc	0.125%	01/27/14		2,500	2,499,835

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

			Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,854,242)(w)			1,854,243	$1,854,243

TOTAL SHORT-TERM INVESTMENTS (cost $63,336,018)				63,345,492

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 99.9% (cost $1,093,309,115)				1,083,472,609

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.1)%

U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $1,013,125)	4.000%	TBA	1,000	(1,048,906)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 99.8% (cost $1,092,295,990)				1,082,423,703
Other assets in excess of liabilities(x) — 0.2%				2,241,049

NET ASSETS — 100.0%				$1,084,664,752

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CLO	Collateralized Loan Obligation
GNMA	Government National Mortgage Assoc.
FHLMC	Federal Home Loan Mortgage Corporation
iTraxx	International credit default index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by U.S. Treasury Notes (coupon rates 0.625 - 4.500%, maturity dates 05/15/17 - 08/31/17), with the aggregate value, including accrued interest, of $12,366,077.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
115	90 Day Euro Dollar	Mar. 2014	$28,609,125	$28,656,563	$47,438
1,085	90 Day Euro Dollar	Dec. 2015	267,582,428	267,981,438	399,010

					446,448

Short Positions:
58	20 Year U.S. Treasury Bonds	Dec. 2013	7,503,297	7,735,750	(232,453)
4	30 Year USD Deliverable Interest Rate Swap	Dec. 2013	350,604	365,375	(14,771)

					(247,224)

					$199,224

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

(2) Cash of $345,000 and U.S. Treasury Securities, with a market value of $518,081 have been segregated to cover requirements for open futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 10/02/13	Morgan Stanley	BRL	8,509	$3,752,482	$3,837,162	$84,680
British Pound,
Expiring 10/02/13	Deutsche Bank AG	GBP	1,031	1,645,682	1,669,066	23,384
Chilean Peso,
Expiring 12/05/13	Hong Kong & Shanghai Bank	CLP	16,035	30,707	31,466	759
Chinese Yuan,
Expiring 11/25/13	JPMorgan Chase	CNY	153,047	24,180,000	24,945,814	765,814
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,911,856	(128,144)
Euro,
Expiring 10/02/13	Goldman Sachs & Co.	EUR	21,766	29,453,751	29,446,286	(7,465)
Expiring 10/02/13	JPMorgan Chase	EUR	18,496	24,616,289	25,022,443	406,154
Expiring 10/02/13	UBS AG	EUR	177	238,685	239,456	771
Japanese Yen,
Expiring 10/17/13	JPMorgan Chase	JPY	193,800	1,953,032	1,971,828	18,796

				$87,910,628	$89,075,377	$1,164,749

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/02/13	Citigroup Global Markets	AUD	7,953	$7,129,069	$7,418,258	$(289,189)
Expiring 10/02/13	Citigroup Global Markets	AUD	341	313,437	318,072	(4,635)
Expiring 11/04/13	Morgan Stanley	AUD	7,582	7,055,051	7,055,819	(768)
Brazilian Real,
Expiring 10/02/13	Morgan Stanley	BRL	8,509	3,523,804	3,837,162	(313,358)
Expiring 11/04/13	Credit Suisse First Boston Corp.	BRL	54,884	23,638,527	24,545,955	(907,428)
Expiring 11/04/13	Morgan Stanley	BRL	8,509	3,726,107	3,805,402	(79,295)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 10/02/13	BNP Paribas	GBP	790	$1,225,811	$1,278,916	$(53,105)
Expiring 10/02/13	UBS AG	GBP	241	381,287	390,151	(8,864)
Expiring 11/04/13	Deutsche Bank	GBP	1,031	1,645,275	1,668,606	(23,331)
Chinese Yuan,
Expiring 11/25/13	UBS AG	CNY	153,047	24,235,520	24,945,814	(710,294)
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	1,882,955	1,911,856	(28,901)
Euro,
Expiring 10/02/13	Citigroup Global Markets	EUR	39,830	53,114,938	53,884,296	(769,358)
Expiring 10/02/13	Deutsche Bank	EUR	257	341,956	347,684	(5,728)
Expiring 10/02/13	Goldman Sachs & Co.	EUR	177	239,467	239,455	12
Expiring 10/02/13	Morgan Stanley	EUR	175	233,599	236,750	(3,151)
Expiring 11/04/13	Goldman Sachs & Co.	EUR	21,766	29,456,341	29,448,732	7,609
Expiring 11/04/13	UBS AG	EUR	177	238,704	239,475	(771)
Japanese Yen,
Expiring 10/17/13	Deutsche Bank	JPY	697,700	7,026,042	7,098,785	(72,743)
Mexican Peso,
Expiring 12/17/13	JPMorgan Chase	MXN	262,010	19,762,300	19,888,703	(126,403)

				$185,170,190	$188,559,891	$(3,389,701)

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
AUD	12,500	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	$542,561	$(57,157)	$599,718	Deutsche Bank AG
AUD	11,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	490,475	(55,965)	546,440	Barclays Bank PLC
AUD	6,700	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	290,813	(31,733)	322,546	UBS AG
AUD	3,200	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	138,896	(18,122)	157,018	Citigroup, Inc.
BRL	51,800	01/02/17	8.650%	Brazilian interbank overnight lending rate(1)	(1,239,084)	34,620	(1,273,704)	HSBC Bank USA
BRL	21,400	01/02/17	8.860%	Brazilian interbank overnight lending rate(1)	(403,443)	160,222	(563,665)	Bank of America
BRL	8,100	01/02/17	9.010%	Brazilian interbank overnight lending rate(1)	(140,690)	83,738	(224,428)	JPMorgan Chase
BRL	3,000	01/02/17	8.600%	Brazilian interbank overnight lending rate(1)	(73,496)	—	(73,496)	Bank of America

					$(393,968)	$115,603	$(509,571)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
AUD	12,500	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	$(37,245)	$(477,266)	$(440,021)
AUD	1,100	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	(5,090)	(21,368)	(16,278)
AUD	14,200	12/11/23	4.250%	6 month Australian Bank Bill rate(1)	96,781	(138,530)	(235,311)
GBP	38,700	03/21/23	3.000%	6 Month LIBOR(1)	537,414	(1,814,769)	(2,352,183)
	5,600	06/19/43	2.750%	3 month LIBOR(1)	335,546	943,978	608,432
	50,300	12/18/43	3.250%	6 month LIBOR(1)	2,407,861	4,350,988	1,943,127

					$3,335,267	$2,843,033	$(492,234)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BP Capital Markets America	06/20/15	5.000%		1,950	0.227%	$162,615	$10,623	$151,992	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%		1,400	0.227%	116,749	14,615	102,134	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%		700	0.227%	58,083	(7,619)	65,702	Goldman Sachs & Co.
Citigroup, Inc.	09/20/14	1.000%		8,600	0.258%	63,423	(49,342)	112,765	Deutsche Bank AG
Dell, Inc.	12/20/17	1.000%		1,800	3.124%	(154,738)	(113,797)	(40,941)	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/16	1.000%		6,200	1.134%	(16,393)	(28,913)	12,520	Citigroup, Inc.
Japan Gov’t. Series 55	03/20/16	1.000%		4,400	0.285%	76,739	15,720	61,019	Goldman Sachs & Co.
Japan Gov’t. Series 55	03/20/16	1.000%		2,800	0.285%	49,067	12,917	36,150	Royal Bank of Scotland PLC
Lloyds Bank	09/20/17	3.000%	EUR	4,300	0.884%	474,057	27,423	446,634	Morgan Stanley
Lloyds Bank	09/20/17	3.000%	EUR	1,200	0.884%	132,295	9,170	123,125	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%		4,400	0.472%	72,344	(11,183)	83,527	Morgan Stanley

						$1,034,241	$(120,386)	$1,154,627

The Portfolio entered into credit default swap agreements on corporate and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Chesapeake Energy Corp.	06/20/14	1,280	5.000%	$(42,003)	$6,263	$(48,266)	Goldman Sachs & Co.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
Credit Agricole SA	12/20/16	EUR 2,800	1.000%	$(7,840)	$181,325	$(189,165)	Citigroup, Inc.
Credit Agricole SA	12/20/16	EUR 1,650	1.000%	(4,620)	109,953	(114,573)	Goldman Sachs & Co.
D.R. Horton, Inc.	06/20/16	2,500	1.000%	(922)	72,059	(72,981)	Barclays Bank PLC
DJ iTraxx9EU 7YR Tranche 09-12%	06/20/15	EUR 6,100	1.000%	(66,183)	498,118	(564,301)	UBS AG
Lennar Corp.	06/20/15	9,200	5.000%	(681,718)	(284,308)	(397,410)	BNP Paribas
Pulte Group, Inc.	03/20/15	3,000	1.000%	(21,151)	69,390	(90,541)	Barclays Bank PLC

				$(824,437)	$652,800	$(1,477,237)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Depreciation(5)
Exchange-traded credit default swaps – Buy Protection(2):
iTraxx Europe Crossover Series	06/20/17	EUR 15,200	5.000%	$(1,204,130)	$(1,595,020)	$(390,890)
iTraxx Europe Crossover Series	12/20/17	EUR 25,840	5.000%	(1,243,042)	(2,330,285)	(1,087,243)

				$(2,447,172)	$(3,925,305)	$(1,478,133)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2013.

# Notional	amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$10,995,368	$—
Bank Loans	—	4,149,596	—
Commercial Mortgage-Backed Securities	—	19,089,079	—
Corporate Obligations	—	178,744,743	972,102
Foreign Government Bonds	—	48,966,812	—
Municipal Bonds	—	1,371,475	—
Residential Mortgage-Backed Securities	—	202,837,301	6,152,819
U.S. Government Agency Obligations	—	174,568,765	—
U.S. Treasury Obligations	—	401,690,072	—
Certificates of Deposit	—	20,180,234	—
Repurchase Agreements	—	11,900,000	—
Affiliated Money Market Mutual Fund	1,854,243	—	—
Short Sales – U.S. Government Agency Obligation	—	(1,048,906)	—
Other Financial Instruments*
Futures	199,224	—	—
Foreign Forward Currency Contracts	—	(2,224,952)	—
Interest Rate Swaps	(492,234)	(509,571)	—
Credit Default Swaps	(1,478,133)	(322,610)	—

Total	$83,100	$1,070,387,406	$7,124,921

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Residential Mortgage-Backed Securities	Corporate Obligations
Balance as of 12/31/12	$335,850	$7,306,444	$1,041,250
Accrued discounts/premiums	(20)	(1,128,131)	—
Realized gain (loss)	(1,434)	20,574	—
Change in unrealized appreciation (depreciation)**	4,407	(46,068)	(38,826)
Purchases	—	—	—
Sales	(338,803)	—	(30,322)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 09/30/13	$—	$6,152,819	$972,102

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

** Of which, $(84,894) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 102.2%

ASSET-BACKED SECURITIES — 1.8%
ACA CLO 2006-1 Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.516%	(c)	07/25/18		1,663	$1,648,798
ACE Securities Corp., Series 2006-HE4, Class A2A	Ca	0.239%	(c)	10/25/36		478	154,013
Asset-Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.454%	(c)	09/25/34		1,715	1,703,058
Auto ABS Srl (France), Series 2007-2, Class A	A2	0.364%	(c)	10/25/20	EUR	1,907	2,579,823
Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A1	Caa1	0.259%	(c)	10/25/36		39	38,369
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE5, Class 1A1	Baa2	0.269%	(c)	06/25/47		156	155,534
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.279%	(c)	05/25/37		3,347	3,145,153
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.932%	(c)	08/15/18		34,000	34,712,096
Commercial Industrial Finance Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.520%	(c)	03/01/21		5,193	5,115,128
Commercial Industrial Finance Corp. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.525%	(c)	05/10/21		14,000	13,731,858
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Ca	0.239%	(c)	11/25/36		234	120,349
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Ba3	0.919%	(c)	05/25/40		1,663	1,560,330
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	NR	0.419%	(c)	06/25/32		1,444	1,360,597
First NLC Trust, Series 2007-1, Class A1, 144A	Ca	0.249%	(c)	08/25/37		5,334	2,598,672
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Ca	0.239%	(c)	01/25/37		101	47,724
Galaxy CLO Ltd. (Cayman Islands), Series 2007-8A, Class A, 144A	Aaa	0.506%	(c)	04/25/19		11,292	11,076,844
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Ca	0.219%	(c)	08/25/36		66	24,574
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.513%	(c)	05/21/21		30,400	29,440,789
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.470%	(c)	01/20/34		3,657	3,586,518
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Caa1	0.239%	(c)	03/25/47		1,068	1,004,183
Lehman XS Trust, Series 2006-14N, Class 1A2	C	0.419%	(c)	09/25/46		150	11,369
Lehman XS Trust, Series 2006-16N, Class A4B	C	0.419%	(c)	11/25/46		253	29,221
Lehman XS Trust, Series 2006-GP2, Class 3A2	C	0.409%	(c)	06/25/46		36	774
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.739%	(c)	10/25/34		127	119,214
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Ca	0.229%	(c)	11/25/36		9	3,684
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%		10/25/36		457	274,661
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ca	0.539%	(c)	04/25/37		1,094	516,244
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M2	B3	1.169%	(c)	09/25/34		5,862	5,049,136
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class MII1	A3	1.274%	(c)	12/25/33		5,374	4,344,740
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Ca	0.239%	(c)	12/25/36		156	49,863
SLM Student Loan Trust, Series 2009-CT, Class 1A, 144A	Aaa	2.350%	(c)	04/15/39(g)		834	836,069

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust, Series 2010-C, Class A2, 144A	Aaa	2.832%	(c)	12/16/19		2,200	$2,241,279
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Ca	0.239%	(c)	11/25/36		239	80,867
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Ca	0.259%	(c)	06/25/37		1,048	762,669
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class M2	B3	0.519%	(c)	02/25/36		1,500	1,189,260

TOTAL ASSET-BACKED SECURITIES (cost $133,268,433)							129,313,460

BANK LOANS(c) — 0.1%

Financial Services — 0.1%
Springleaf Finance Corp., Initial Term Loan	Ba3	5.500%		05/28/17		3,373	3,373,333

Healthcare Providers & Services
HCA, Inc., Tranche Term Loan A-2	B3	2.679%		05/02/16		2,356	2,353,562

TOTAL BANK LOANS (cost $5,696,055)							5,726,895

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	2.482%	(c)	11/15/15		15,992	16,017,527
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44		400	438,523
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471%	(c)	01/12/45		1,100	1,227,843
Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224%	(c)	04/10/37		34,978	37,172,932
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	Aaa	5.297%		12/15/39		5,606	5,965,809
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A3	Baa1	5.383%		02/15/40		1,072	1,153,247
European Loan Conduit (Ireland), Series 25X, Class A	A1	0.376%	(c)	05/15/19	EUR	567	728,858
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42		200	206,798
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3A	Aaa	4.678%		07/15/42		295	295,751
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 144A	AAA(d)	4.070%		11/15/43		6,300	6,613,091
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	AA-(d)	5.866%	(c)	09/15/45		13,372	14,961,311
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.732%	(c)	07/09/21		6,584	6,571,196
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aa3	5.485%	(c)	03/12/51		2,300	2,540,955
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	Aaa	5.993%	(c)	08/12/45		100	111,159
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 144A	Aaa	0.262%	(c)	06/15/20		2,848	2,811,536

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $92,555,397)							96,816,536

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS — 13.3%

Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates	NR	10.020%		03/22/14(g)		383	$212,433

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	0.814%	(c)	01/27/14		16,500	16,531,070

Chemicals — 0.1%
Braskem Finance Ltd. (Brazil), Gtd. Notes, 144A	Baa3	5.750%		04/15/21		3,300	3,234,000

Diversified Financial Services — 1.0%
Banque PSA Finance SA (France), Sr. Unsec’d. Notes, 144A	Ba1	2.174%	(c)	04/04/14(g)		14,700	14,643,008
Fifth Third Bancorp, Sub. Notes	Baa2	0.672%	(c)	12/20/16		2,300	2,259,053
Gazprom OAO Via White Nights Finance BV (Russia), Sr. Unsec’d. Notes, RegS	Baa1	10.500%		03/08/14		5,800	6,041,860
Gazprom OAO Via White Nights Finance BV (Russia), Sr. Unsec’d. Notes, RegS	Baa1	10.500%		03/25/14		300	313,290
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A	Baa3	6.350%		06/30/21		2,683	2,729,444
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%		12/15/17		44,000	45,980,000

							71,966,655

Financial Services — 3.8%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Russia), Sr. Unsec’d. Notes, 144A	Baa1	8.700%		08/07/18		2,000	2,415,000
AK Transneft OJSC Via TransCapitalInvest Ltd. (Russia), Sr. Unsec’d. Notes, RegS	Baa1	8.700%		08/07/18		1,200	1,449,000
Ally Financial, Inc., Gtd. Notes	B1	3.465%	(c)	02/11/14		4,400	4,422,176
Ally Financial, Inc., Gtd. Notes	B1	3.652%	(c)	06/20/14		11,100	11,211,555
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20		6,900	7,753,875
Bank One Capital III, Ltd. Gtd. Notes	Baa2	8.750%		09/01/30		1,100	1,423,832
Citigroup, Inc., Notes, MTN	Baa2	5.500%		10/15/14		9,817	10,287,224
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	1.718%	(c)	01/13/14		11,600	11,640,391
Citigroup, Inc., Sub. Notes	Baa3	4.875%		05/07/15		5,200	5,460,182
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.625%		09/15/15		10,400	11,234,985
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	7.000%		04/15/15		11,900	12,912,321
General Electric Capital Corp., Sub. Notes, MTN	A2	6.375%	(c)	11/15/67		6,175	6,591,813
General Electric Capital Corp./LJ VP Holdings LLC, Sr. Unsec’d. Notes, 144A	A1	3.800%		06/18/19(g)		4,600	4,811,370
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	1.265%	(c)	02/07/14		11,600	11,632,967
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/01/16		5,400	5,926,500
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%		05/15/16		1,400	1,484,393
JPMorgan Chase Bank NA, Sub. Notes	A1	0.889%	(c)	05/31/17	EUR	6,400	8,515,382
JPMorgan Chase Bank NA, Sub. Notes	A1	6.000%		10/01/17		1,800	2,059,477
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes	Ba2	7.869%		08/25/20	GBP	7,850	13,407,195
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes, 144A	BB-(d)	8.500%	(c)	12/29/49		700	732,934
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	0.486%	(c)	01/31/14	EUR	14,100	19,076,641
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	0.525%	(c)	08/25/14	EUR	3,100	4,192,880
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.865%	(c)	01/24/14		4,600	4,617,061

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%		10/15/15		8,600	$9,247,864
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%		04/28/15		1,400	1,502,001
Rosneft Finance SA (Russia), Gtd. Notes, RegS	Baa2	7.875%		03/13/18		3,400	3,918,500
SLM Corp., Sr. Notes, MTN	Ba1	6.250%		01/25/16		2,300	2,449,500
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.566%	(c)	01/27/14		10,000	9,950,680
Springleaf Finance Corp., Sr. Unsec’d. Notes, RegS	B3	4.125%		11/29/13	EUR	12,000	16,194,984
SSIF Nevada LP (Canada), Bank Gtd. Notes, 144A	Aa2	0.968%	(c)	04/14/14		61,300	61,528,036
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	Aaa	4.300%		10/25/19		1,300	1,421,676
TNK-BP Finance SA (Russia), Sr. Unsec’d. Notes	Baa2	7.250%		02/02/20		700	791,000
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	1.264%	(c)	01/28/14		1,163	1,166,773
UBS Preferred Funding Trust V (Switzerland), Jr. Sub. Notes	Ba2	6.243%	(c)	05/29/49		5,800	6,177,000

							277,607,168

Financial–Bank & Trust — 5.3%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%		05/20/14		10,000	10,423,000
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	2.125%		01/10/14		14,000	14,060,200
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.250%		01/14/16		10,000	10,225,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), Sr. Unsec’d. Notes, 144A	BBB(d)	4.125%		11/09/22		6,700	6,147,250
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500%		08/01/16		5,855	6,635,565
Bank of America Corp., Sub. Notes	Baa3	0.594%	(c)	08/15/16		1,900	1,840,118
Bank of America NA, Sub. Notes	Baa1	6.000%		10/15/36		1,500	1,681,266
Bank of China Hong Kong Ltd. (Hong Kong), Sub. Notes, 144A	A3	5.550%		02/11/20		2,900	3,141,915
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	2.850%		06/09/15		4,400	4,573,360
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.950%		01/30/17		800	820,720
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	2.375%		01/13/14		1,200	1,206,478
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.200%		07/10/14		900	931,504
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	A2	4.500%		03/10/16		4,000	4,180,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	Baa2	6.500%		03/10/21		8,000	8,320,000
BNP Paribas SA (France), Bank Gtd. Notes	A2	1.169%	(c)	01/10/14		26,300	26,348,392
BPCE SA (France), Sr. Unsec’d. Notes, 144A	Aa3	2.375%		10/04/13		2,500	2,500,138
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	4.750%		02/15/15		2,000	2,070,000
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.052%	(c)	09/18/15(g)		20,000	20,228,400
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A	Aaa	1.016%	(c)	07/21/14		33,500	33,660,767
Credit Agricole SA (France), Jr. Sub. Notes, 144A	Ba2	8.375%	(c)	10/29/49		6,700	7,328,125
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	A1	2.200%		01/14/14		4,800	4,824,797
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	Aa3	2.750%		01/10/14		200	201,169
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa3	0.744%	(c)	04/29/14		25,400	25,420,752

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial–Bank & Trust (cont’d.)
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa3	2.750%		04/29/14		5,200	$5,265,832
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.000%		01/29/21		2,600	2,661,729
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%		06/29/20		4,200	4,607,068
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa3	2.000%		01/19/14		6,100	6,132,037
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A	Baa3	6.200%		04/15/20		9,700	10,063,750
Lloyds TSB Bank PLC (United Kingdom), Jr. Sub. Notes, 144A	BB+(d)	12.000%	(c)	12/29/49		20,000	26,600,000
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	0.989%	(c)	04/11/14		27,000	27,096,012
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	2.125%		01/14/14		1,800	1,808,942
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	0.691%	(c)	04/07/15		13,400	13,424,710
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, 144A	Aaa	5.625%		06/22/17(g)		37,200	42,204,888
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, RegS	NR	6.875%		03/19/20	EUR	5,800	8,660,610
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa3	2.139%	(c)	04/11/14		10,200	10,227,632
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa3	2.991%		10/07/13		6,200	6,200,992
Sberbank of Russia Via SB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	4.950%		02/07/17		2,900	3,052,250
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa3	4.500%		07/27/15		7,000	7,199,731
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	1.950%		01/14/14(g)		6,000	6,025,272
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	Baa2	2.766%	(c)	04/20/16		2,700	2,598,750

							380,599,121

Insurance — 0.3%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%		03/15/87		5,500	5,390,000
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%		10/01/15		800	860,938
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18		7,500	9,351,225
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.550%		04/27/15		8,100	8,709,063

							24,311,226

Metals & Mining — 0.3%
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	A1	7.500%		01/15/19		3,700	4,465,549
CSN Resources SA (Brazil), Gtd. Notes, 144A	Ba1	6.500%		07/21/20		1,150	1,147,125
Gerdau Holdings, Inc. (Brazil), Gtd. Notes, 144A	BBB-(d)	7.000%		01/20/20		11,700	12,460,500
Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A	BBB-(d)	5.750%		01/30/21		2,400	2,352,000

							20,425,174

Oil & Gas — 0.8%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.191%	(c)	06/02/14		9,700	9,741,206

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
ENN Energy Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	Baa3	6.000%		05/13/21		600	$636,352
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	6.212%		11/22/16		1,000	1,095,100
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18		6,000	6,952,800
Novatek OAO via Novatek Finance Ltd (Russia), Sr. Unsec’d. Notes, 144A	Baa3	5.326%		02/03/16		3,100	3,281,660
Petrobras International Finance Co. (Brazil), Gtd. Notes	Baa1	5.375%		01/27/21		5,230	5,253,980
Petrobras International Finance Co. (Brazil), Gtd. Notes	Baa1	7.875%		03/15/19		4,800	5,525,184
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A	Aa3	5.298%		09/30/20		1,207	1,279,293
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, RegS	Aa3	5.298%		09/30/20		2,770	2,935,967
Southern Gas Networks PLC (United Kingdom), Sr. Unsec’d. Notes	A2	0.800%	(c)	10/21/15	GBP	13,500	21,321,160

							58,022,702

Retail & Merchandising
CVS Pass-Through Trust, Pass-Through Certificates	Baa1	6.943%		01/10/30		1,040	1,209,167

Savings & Loan — 0.2%
Nationwide Building Society (United Kingdom), Notes, 144A	A2	6.250%		02/25/20		9,800	11,081,624

Telecommunications — 0.7%
Qtel International Finance Ltd. (Qatar), Gtd. Notes, 144A	A2	3.375%		10/14/16		400	416,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	2.002%	(c)	09/14/18		2,900	3,049,350
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	2.500%		09/15/16		3,700	3,813,538
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	3.650%		09/14/18		14,400	15,173,179
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.500%		09/15/20		1,600	1,701,546
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	5.150%		09/15/23		3,200	3,429,715
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.400%		09/15/33		9,800	10,883,027
Verizon Virginia, Inc., Gtd. Notes	BBB+(d)	7.875%		01/15/22		3,000	3,597,447
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.625%		04/04/18		6,700	7,577,285

							49,641,087

Transportation
Con-way, Inc., Sr. Unsec’d. Notes	Baa3	7.250%		01/15/18		1,700	1,926,845

Utilities — 0.6%
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%		09/15/15		14,700	15,233,331
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%		10/05/15		16,000	16,496,624
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	Baa3	7.750%		01/20/20		5,000	5,487,500

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Utilities (cont’d.)
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	Baa3	7.250%		06/28/17		4,400	$4,829,000

							42,046,455

TOTAL CORPORATE BONDS (cost $919,919,739)							958,814,727

FOREIGN GOVERNMENT BONDS — 4.3%
Autonomous Community of Valencia (Spain), Sr. Unsec’d. Notes, MTN	B1	4.375%		07/16/15	EUR	1,900	2,572,107
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	3.375%		09/26/16(g)		2,200	2,206,600
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.125%		09/15/17	EUR	2,700	3,766,660
Brazil Letras do Tesouro Nacional (Brazil), Bills	Baa2	10.642%	(s)	01/01/17	BRL	13,000	4,117,310
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	Baa2	10.000%		01/01/17	BRL	9,540	4,156,677
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	1.081%		07/15/15	EUR	11,300	15,978,100
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	2.500%		03/01/15	EUR	15,100	20,705,863
Italy Certificati di Credito del Tesoro (Italy), Bonds	Baa2	1.762%	(s)	06/30/15	EUR	14,300	18,718,959
Korea Housing Finance Corp. (South Korea), Covered Bonds, 144A	Aa1	4.125%		12/15/15		2,700	2,849,477
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	49,000	4,923,490
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.200%		04/25/17		22,400	22,505,325
Province of Ontario (Canada), Bonds	Aa2	4.000%		06/02/21	CAD	29,000	29,902,335
Province of Ontario (Canada), Bonds	Aa2	4.200%		06/02/20	CAD	11,100	11,650,770
Province of Ontario (Canada), Notes, MTN	Aa2	5.500%		06/02/18	CAD	3,200	3,539,463
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	1.000%		07/22/16		2,700	2,706,445
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	1.650%		09/27/19		2,800	2,695,000
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	3.000%		07/16/18		2,700	2,848,068
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	4.400%		04/14/20		3,800	4,212,114
Province of Ontario (Canada), Sr. Unsec’d. Notes, MTN	Aa2	4.000%		10/07/19		800	871,016
Province of Ontario (Canada), Unsec’d. Notes	Aa2	2.850%		06/02/23	CAD	1,300	1,200,915
Province of Ontario (Canada), Unsec’d. Notes	Aa2	3.150%		06/02/22	CAD	15,600	14,991,932
Province of Ontario (Canada), Unsec’d. Notes	Aa2	4.200%		03/08/18	CAD	1,400	1,471,723
Province of Ontario (Canada), Unsec’d. Notes	Aa2	4.300%		03/08/17	CAD	1,100	1,153,150
Province of Quebec (Canada), Notes	Aa2	4.250%		12/01/21	CAD	26,200	27,276,437
Province of Quebec (Canada), Notes	Aa2	4.500%		12/01/20	CAD	33,300	35,402,324
Province of Quebec (Canada), Sr. Unsec’d. Notes	Aa2	2.750%		08/25/21		4,400	4,292,992
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.500%		07/29/20		1,700	1,778,880
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.500%		12/01/22	CAD	4,200	4,099,776
Province of Quebec (Canada), Unsec’d. Notes	Aa2	4.500%		12/01/17	CAD	400	424,488
Spain Government Bond (Spain), Bonds	Baa3	4.750%		07/30/14	EUR	34,400	47,910,928
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, 144A	BBB(d)	5.375%		02/13/17		2,500	2,646,250
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, 144A	BBB(d)	5.450%		11/22/17		2,900	3,084,440
Xunta de Galicia (Spain), Sr. Unsec’d. Notes	Baa3	5.763%		04/03/17	EUR	1,900	2,735,113
Xunta de Galicia (Spain), Sr. Unsec’d. Notes	Baa3	6.131%		04/03/18	EUR	950	1,408,922

TOTAL FOREIGN GOVERNMENT BONDS (cost $313,340,579)							310,804,049

MUNICIPAL BONDS — 6.0%

California — 3.2%
Bay Area Toll Authority, Revenue Bonds	A1	7.043%		04/01/50		6,700	8,184,318

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California (cont’d.)
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%	05/15/49	2,600	$2,747,602
California State University, Revenue Bonds	Aa2	6.484%	11/01/41	4,500	4,666,905
California Statewide Communities Development Authority, Revenue Bonds	Aa1	7.550%	05/15/40	11,085	13,552,854
City of Los Angeles Wastewater System, Revenue Bonds	Aa2	5.713%	06/01/39	2,400	2,591,040
City of Riverside CA Electric, Revenue Bonds	AA-(d)	7.605%	10/01/40	9,300	10,864,725
Los Angeles County Public Works Financing Authority, Revenue Bonds	A1	7.618%	08/01/40	18,200	21,736,988
Los Angeles Unified School District, General Obligation Unlimited	Aa2	6.758%	07/01/34	14,700	17,971,044
Orange County Local Transportation Authority, Series A, Revenue Bonds	Aa2	6.908%	02/15/41	16,100	20,168,953
State of California, General Obligation Unlimited	A1	5.950%	04/01/16	2,000	2,243,560
State of California, General Obligation Unlimited	A1	7.500%	04/01/34	23,400	29,686,644
State of California, General Obligation Unlimited	A1	7.550%	04/01/39	20,200	26,209,702
State of California, General Obligation Unlimited	A1	7.600%	11/01/40	7,100	9,284,315
University of California, Revenue Bonds	Aa2	5.000%	05/15/37	500	506,925
University of California, Revenue Bonds	Aa2	6.398%	05/15/31	10,900	13,013,074
University of California, Revenue Bonds	Aa2	6.583%	05/15/49	42,800	50,152,184

					233,580,833

Florida
County of Seminole Water & Sewer, Revenue Bonds	Aa2	6.443%	10/01/40	400	433,504

Illinois — 0.7%
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.300%	12/01/21	300	331,164
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%	12/01/40	18,200	20,438,964
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.200%	12/01/40	2,900	3,040,679
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.300%	12/01/21	200	220,776
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.899%	12/01/40	10,200	11,454,804
Illinois Finance Authority, Revenue Bonds	Aa1	5.750%	07/01/33	4,900	5,359,522
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%	02/01/35	4,800	5,239,872
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.000%	07/01/25	1,600	1,718,464

					47,804,245

Iowa — 0.1%
State of Iowa, Revenue Bonds	Aa2	6.750%	06/01/34	6,800	7,702,836

Massachusetts — 0.2%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.000%	07/01/36	5,100	5,745,099
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.500%	11/15/36	500	555,600
Massachusetts Port Authority, Revenue Bonds	A3	6.352%	07/01/37	7,900	8,478,912

					14,779,611

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Mississippi — 0.1%
Mississippi Development Bank, Revenue Bonds	Aa3	6.313%	01/01/33	3,100	$3,408,388

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds	A2	7.242%	01/01/41	3,600	3,918,924

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.820%	07/01/45	5,400	6,634,548
Truckee Meadows Water Authority, Series A, Revenue Bonds	Aa2	5.000%	07/01/36	195	197,642

					6,832,190

New Jersey — 0.1%
Jersey City Municipal Utilities Authority, Series A, Revenue Bonds	A2	4.810%	05/15/14	1,000	1,017,160
New Jersey State Turnpike Authority, Series A, Revenue Bonds	A3	7.102%	01/01/41	5,500	6,913,720

					7,930,880

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.750%	06/15/40	300	332,721

New York City Transitional Finance Authority, Revenue Bonds	Aa1	5.000%	02/01/31	1,500	1,610,865

					1,943,586

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.700%	01/01/39	5,300	5,757,019

Ohio — 0.3%
American Municipal Power, Inc., Revenue Bonds	A3	8.084%	02/15/50	18,200	23,615,592

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%	06/01/32	1,205	1,187,106
Tobacco Settlement Financing Corp., Revenue Bonds	Ba1	6.250%	06/01/42	400	389,052

					1,576,158

Tennessee — 0.5%
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bonds	Aa3	6.568%	07/01/37	7,700	9,258,942
Metropolitan Government of Nashville & Davidson County, Series C, Revenue Bonds	Aa3	6.693%	07/01/41	21,000	25,313,190

					34,572,132

Texas — 0.5%
Dallas Convention Center Hotel Development Corp., Revenue Bonds	A1	7.088%	01/01/42	27,500	32,187,925
Dallas County Hospital District, General Obligation Ltd.	AAA(d)	6.171%	08/15/34	1,600	1,804,272

					33,992,197

Wisconsin
State of Wisconsin, Revenue Bonds	Aa3	5.050%	05/01/18	2,500	2,746,125

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)

Wisconsin (cont’d.)
State of Wisconsin, Revenue Bonds	Aa3	5.700%		05/01/26		510	$591,146

							3,337,271

TOTAL MUNICIPAL BONDS (cost $394,209,909)							431,185,366

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.9%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Baa1	5.500%		01/25/34		973	989,027
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	2.865%	(c)	09/25/35		3,565	3,106,800
Alternative Loan Trust, Series 2003-20CB, Class 1A4	BBB+(d)	5.500%		10/25/33		7,098	7,376,079
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Baa1	2.393%	(c)	02/25/45		800	801,172
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A2B, 144A	Aaa	1.626%	(c)	05/16/47	EUR	7,420	10,160,515
Banc of America Funding Corp., Series 2005-D, Class A1	A+(d)	2.666%	(c)	05/25/35		1,071	1,084,692
Banc of America Funding Corp., Series 2006-J, Class 4A1	D(d)	5.568%	(c)	01/20/47		1,325	1,053,372
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	AA+(d)	6.500%		10/25/31		24	24,916
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Baa3	2.623%	(c)	07/25/34		1,378	1,382,358
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	NR	5.238%	(c)	03/26/37		1,604	1,467,955
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	AA+(d)	2.729%	(c)	02/25/33		71	71,429
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	AA+(d)	2.960%	(c)	02/25/33		104	93,094
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Baa1	2.573%	(c)	04/25/33		52	52,890
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Baa3	2.901%	(c)	01/25/34		10	9,990
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Baa1	2.960%	(c)	01/25/34		291	288,431
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	Caa1	2.907%	(c)	07/25/34		1,562	1,483,303
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	Caa1	2.768%	(c)	11/25/34		4,731	4,657,169
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	B2	2.984%	(c)	01/25/35		903	871,482
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Baa3	2.793%	(c)	03/25/35		844	843,242
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Ba3	2.320%	(c)	08/25/35		14,731	14,792,775
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Baa2	2.475%	(c)	12/25/33		2,631	2,639,093
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	B3	2.667%	(c)	05/25/35		2,373	2,182,262
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	B2	2.667%	(c)	05/25/35		1,718	1,708,878
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.735%	(c)	09/25/35		1,219	1,002,148
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Ca	2.750%	(c)	03/25/36		441	293,659

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Baa1	0.339%	(c)	02/25/34	2,534	$2,462,056
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.564%	(c)	01/26/36	4,620	3,557,997
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.759%	(c)	12/26/46	2,399	1,426,095
Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 1A3	B3	0.419%	(c)	11/25/36	1,600	1,293,773
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ca	2.622%	(c)	08/25/35	4,219	2,330,462
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa3	2.691%	(c)	12/25/35	385	254,533
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Ca	5.361%	(c)	11/25/35	417	311,320
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	C	0.449%	(c)	05/25/36	178	28,310
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	C	0.429%	(c)	10/25/46	334	102,848
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Caa3	0.360%	(c)	02/20/47	4,185	2,755,686
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Caa3	0.359%	(c)	05/25/47	5,703	4,335,357
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	B3	2.859%	(c)	11/25/34	3,098	2,848,586
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Caa1	2.722%	(c)	02/20/35	5,166	4,873,662
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	4.976%	(c)	10/20/35	457	374,780
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	2.783%	(c)	02/20/36	523	453,310
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Ca	0.519%	(c)	03/25/36	546	233,984
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	C	0.529%	(c)	02/25/36	202	54,196
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Ca	2.673%	(c)	05/20/36	872	639,412
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	NR	0.822%	(c)	03/25/32	33	29,978
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B	Ca	6.300%		07/25/36	553	353,782
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	C	0.501%	(c)	07/19/45	266	35,034
Fannie Mae REMICS, Series 1993-70, Class Z	NR	6.900%		05/25/23	26	29,091
Fannie Mae REMICS, Series 2001-29, Class Z	NR	6.500%		07/25/31	66	74,461
Fannie Mae REMICS, Series 2002-56, Class MC	NR	5.500%		09/25/17	29	30,945
Fannie Mae REMICS, Series 2003-25, Class KP	NR	5.000%		04/25/33	1,506	1,641,811
Fannie Mae REMICS, Series 2003-33, Class PU	NR	4.500%		05/25/33	78	84,952
Fannie Mae REMICS, Series 2005-75, Class FL	NR	0.629%	(c)	09/25/35	4,147	4,149,390
Fannie Mae REMICS, Series 2006-5, Class 3A2	NR	2.442%	(c)	05/25/35	219	228,809
Fannie Mae REMICS, Series 2006-118, Class A1	NR	0.239%	(c)	12/25/36	664	649,804
Fannie Mae REMICS, Series 2007-30, Class AF	NR	0.489%	(c)	04/25/37	3,242	3,238,503
Fannie Mae REMICS, Series 2007-73, Class A1	NR	0.239%	(c)	07/25/37	2,517	2,345,321
Fannie Mae REMICS, Series 2012-55, Class PC	NR	3.500%		05/25/42	52,839	52,976,199
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	NR	6.001%	(c)	12/25/42	546	629,548
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	NR	7.000%		02/25/44	123	143,575

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	NR	7.500%		03/25/44		113		$132,933
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	NR	1.554%	(c)	07/25/44		1,180		1,200,991
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	NR	1.359%	(c)	10/25/44		798		820,355
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	NR	1.359%	(c)	02/25/45		199		205,815
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	NR	0.219%	(c)	12/25/36		4,597		4,537,030
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	Caa2	2.238%	(c)	09/25/35		107		95,136
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	B-(d)	2.614%	(c)	08/25/35		1,146		1,069,198
Freddie Mac REMICS, Series 2064, Class ZA	NR	6.500%		05/15/28		563		637,703
Freddie Mac REMICS, Series 2145, Class MZ	NR	6.500%		04/15/29		1,858		2,099,085
Freddie Mac REMICS, Series 2378, Class PE	NR	5.500%		11/15/16		51		53,186
Freddie Mac REMICS, Series 2662, Class DG	NR	5.000%		10/15/22		349		358,668
Freddie Mac REMICS, Series 2694, Class QH	NR	4.500%		03/15/32		231		234,691
Freddie Mac REMICS, Series 2721, Class PE	NR	5.000%		01/15/23		234		242,325
Freddie Mac REMICS, Series 2734, Class PG	NR	5.000%		07/15/32		93		93,500
Freddie Mac REMICS, Series 2737, Class YD	NR	5.000%		08/15/32		79		80,472
Freddie Mac REMICS, Series 2764, Class LZ	NR	4.500%		03/15/34		11,645		12,709,367
Freddie Mac REMICS, Series 3149, Class LF	NR	0.482%	(c)	05/15/36		1,824		1,824,707
Freddie Mac REMICS, Series 3335, Class BF	NR	0.332%	(c)	07/15/19		1,443		1,440,664
Freddie Mac REMICS, Series 3335, Class FT	NR	0.332%	(c)	08/15/19		3,846		3,840,255
Freddie Mac REMICS, Series 3346, Class FA	NR	0.412%	(c)	02/15/19		339		339,354
Freddie Mac REMICS, Series 3838, Class GZ	NR	4.000%		04/15/41		30,927		29,106,039
Freddie Mac REMICS, Series 3886, Class AF	NR	0.762%	(c)	07/15/41		11,677		11,707,752
Freddie Mac REMICS, Series 3898, Class NF	NR	0.752%	(c)	07/15/41		42,757		42,868,628
Government National Mortgage Assoc., Series 2000-14, Class F	NR	0.832%	(c)	02/16/30		7		7,335
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4	Aaa	0.380%	(c)	12/20/54		2,269		2,234,638
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5	Aaa	0.327%	(c)	12/20/54	EUR	2,712		3,624,516
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2	Aaa	0.327%	(c)	12/20/54	EUR	4,169		5,572,749
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2	Aaa	0.327%	(c)	12/17/54	EUR	2,618		3,499,687
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 2A	Aaa	0.600%	(c)	01/20/44	EUR	379		505,412
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A	Aaa	0.890%	(c)	01/20/44	GBP	587		939,492
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 2A2	Aaa	0.502%	(c)	09/20/44	EUR	388		518,235
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 3A2	Aaa	0.898%	(c)	09/20/44	GBP	2,990		4,783,063
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	C	0.449%	(c)	04/25/36		192		21,999
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B3	0.259%	(c)	10/25/46		—	(r)	98
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	Caa3	0.259%	(c)	01/25/47		—	(r)	30
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	BB(d)	2.806%	(c)	10/25/33		1,810		1,790,182
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.462%	(c)	06/25/34		948		939,100

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	A+(d)	2.661%	(c)	09/25/35		2,147	$2,134,445
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	CCC(d)	5.050%	(c)	11/25/35		2,424	2,376,932
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa2	6.000%		03/25/37		3,030	2,671,033
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Caa3	0.401%	(c)	05/19/35		536	435,676
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	2.749%	(c)	07/19/35		3,006	2,553,945
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	C	0.431%	(c)	09/19/46		167	24,423
Holmes Master Issuer PLC (United Kingdom), Series 2011-1X, Class A3	Aaa	1.568%	(c)	10/15/54	EUR	5,424	7,376,556
Homebanc Mortgage Trust, Series 2006-2, Class A1	Caa2	0.359%	(c)	12/25/36		476	397,910
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	NR	1.784%	(c)	01/25/32		2	1,432
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	NR	1.755%	(c)	01/25/32		18	16,539
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Caa1	2.541%	(c)	12/25/34		1,171	1,063,181
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	2.782%	(c)	06/25/35		358	304,922
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	4.656%	(c)	09/25/35		391	344,036
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Baa3	4.387%	(c)	02/25/34		133	130,729
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Ba2	4.058%	(c)	02/25/35		328	330,690
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	D(d)	5.750%		01/25/36		2,610	2,379,479
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	2.836%	(c)	07/25/35		2,992	2,906,854
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	A+(d)	5.500%		09/25/33		435	458,179
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	B3	8.000%		07/25/35		810	836,118
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Ca	0.479%	(c)	03/25/37		636	264,003
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Baa1	3.346%	(c)	05/25/33		2,225	2,093,362
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.389%	(c)	02/25/36		2,914	2,647,667
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-1, Class 2A1	NR	4.852%	(c)	04/25/37		833	674,837
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Baa2	2.193%	(c)	12/25/34		274	279,920
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	Ba2	1.666%	(c)	10/25/35		14,877	14,363,563
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Baa3	1.179%	(c)	10/25/35		469	454,097
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Baa1	0.429%	(c)	11/25/35		2,478	2,314,692
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976%		05/25/35		3,565	3,295,213
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	A2	6.138%		03/25/47		448	448,802

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	A2	5.820%		03/25/47	443	$444,163
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	A1	0.439%	(c)	07/25/35	70	69,427
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AA+(d)	0.579%	(c)	02/25/34	252	235,847
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AA+(d)	0.579%	(c)	02/25/19	6	6,247
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	C	0.409%	(c)	05/25/37	480	77,217
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	3.063%	(c)	09/25/35	4,669	3,749,893
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.950%		08/01/17	10	11,024
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	B2	2.548%	(c)	01/25/35	4,924	4,469,289
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	2.520%	(c)	08/25/35	785	713,674
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	D(d)	5.536%	(c)	02/25/36	399	321,612
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	C	0.439%	(c)	05/25/46	285	37,304
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	C	0.439%	(c)	05/25/46	284	38,395
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa3	0.299%	(c)	08/25/36	3,082	2,145,611
Structured Asset Securities Corp., Series 2002-1A, Class 4A	NR	2.584%	(c)	02/25/32	32	32,590
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	B2	2.465%	(c)	01/25/34	541	519,270
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	CC(d)	2.647%	(c)	10/28/35	921	871,199
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aa3	0.859%	(c)	04/25/43	128	123,900
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	5.082%	(c)	10/25/46	8,396	8,188,729
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Ca	1.123%	(c)	05/25/46	2,539	1,640,852
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Baa1	2.204%	(c)	02/27/34	415	411,129
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	B3	1.353%	(c)	11/25/42	269	242,027
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Baa1	2.456%	(c)	09/25/33	250	250,726
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	Caa1	0.678%	(c)	11/25/34	886	785,270
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	Ba1	6.000%		06/25/34	214	228,012
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Baa2	0.469%	(c)	10/25/45	2,117	1,933,989
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Ca	0.589%	(c)	11/25/45	552	434,793
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Caa3	0.589%	(c)	12/25/45	497	412,422
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	D(d)	2.382%	(c)	09/25/36	558	475,007

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	NR	2.350%	(c)	12/25/36		154	$129,008
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa3	0.973%	(c)	12/25/46		1,101	878,490
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa2	0.963%	(c)	12/25/46		1,525	1,405,361
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Caa2	2.454%	(c)	12/25/46		438	402,537
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	D(d)	2.072%	(c)	01/25/37		653	517,719
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	D(d)	2.136%	(c)	04/25/37		1,975	1,526,692
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Baa1	2.090%	(c)	02/25/33		9	8,262
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A12	A+(d)	5.250%		01/25/34		40,976	41,951,714
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	Baa1	2.624%	(c)	12/25/34		2,014	2,037,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-CC, Class A1	B1	2.618%	(c)	01/25/35		614	611,829
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	CCC(d)	2.642%	(c)	03/25/36		2,241	2,236,887

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $432,379,073)							427,703,075

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.3%
Federal Home Loan Mortgage Corp.		0.875%		03/07/18		2,400	2,344,284
Federal Home Loan Mortgage Corp.		1.000%		03/08/17-09/29/17		74,400	74,158,615
Federal Home Loan Mortgage Corp.		1.250%		05/12/17-10/02/19		53,500	51,624,219
Federal Home Loan Mortgage Corp.		1.750%		05/30/19		1,400	1,390,655
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	(k)(v)	122,000	118,742,112
Federal Home Loan Mortgage Corp.		3.750%		03/27/19		36,500	40,165,367
Federal Home Loan Mortgage Corp.		4.500%		09/01/40-12/01/41		48,234	51,401,993
Federal Home Loan Mortgage Corp.		4.500%		TBA		9,000	9,549,844
Federal Home Loan Mortgage Corp.		4.606%	(c)	11/01/35		528	556,551
Federal Home Loan Mortgage Corp.		5.500%		08/23/17-02/01/40		36,928	40,286,694
Federal Home Loan Mortgage Corp.		6.000%		01/01/14-07/01/40		38,098	41,527,534
Federal Home Loan Mortgage Corp.		6.000%		TBA		1,000	1,090,781
Federal National Mortgage Assoc.		0.875%		08/28/17-05/21/18		24,400	23,949,892
Federal National Mortgage Assoc.		1.125%		04/27/17		19,400	19,466,852
Federal National Mortgage Assoc.		1.250%		01/30/17		13,300	13,449,133
Federal National Mortgage Assoc.		1.359%	(c)	06/01/43		1,437	1,462,730
Federal National Mortgage Assoc.		1.875%		09/18/18		1,000	1,010,810
Federal National Mortgage Assoc.		2.108%	(c)	08/01/35		1,209	1,280,741
Federal National Mortgage Assoc.		2.300%	(c)	06/01/35		289	305,525
Federal National Mortgage Assoc.		2.310%		08/01/22		700	663,626
Federal National Mortgage Assoc.		2.325%	(c)	01/01/24		1	1,001
Federal National Mortgage Assoc.		2.870%		09/01/27		6,800	6,096,603
Federal National Mortgage Assoc.		3.000%		08/01/43		2,000	1,955,563
Federal National Mortgage Assoc.		3.000%		TBA		92,000	95,248,750
Federal National Mortgage Assoc.		3.000%		TBA		12,000	12,390,000
Federal National Mortgage Assoc.		3.088%	(c)	08/01/29		48	50,360
Federal National Mortgage Assoc.		3.157%		05/01/22		5,947	6,224,401
Federal National Mortgage Assoc.		3.330%		11/01/21		1,648	1,752,065
Federal National Mortgage Assoc.		3.395%	(c)	05/01/36		3,594	3,728,269
Federal National Mortgage Assoc.		3.500%		08/01/25-02/01/27		2,177	2,298,494

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%		TBA		39,000	$41,151,092
Federal National Mortgage Assoc.	3.500%		TBA		27,000	28,396,405
Federal National Mortgage Assoc.	3.851%	(c)	05/01/36		26	27,593
Federal National Mortgage Assoc.	3.979%	(c)	11/01/35		1,089	1,130,142
Federal National Mortgage Assoc.	4.000%		04/01/18-09/01/42		93,512	99,255,533
Federal National Mortgage Assoc.	4.000%		TBA		34,500	36,602,344
Federal National Mortgage Assoc.	4.000%		TBA		119,000	124,819,838
Federal National Mortgage Assoc.	4.000%		TBA		208,000	217,457,490
Federal National Mortgage Assoc.	4.419%	(c)	12/01/36		709	750,368
Federal National Mortgage Assoc.	4.500%		04/01/18-10/01/43		720,560	770,503,880
Federal National Mortgage Assoc.	4.500%		TBA		6,000	6,373,125
Federal National Mortgage Assoc.	4.500%		TBA		78,000	83,301,566
Federal National Mortgage Assoc.	4.500%		TBA		70,000	74,550,004
Federal National Mortgage Assoc.	4.508%	(c)	01/01/28		38	41,305
Federal National Mortgage Assoc.	5.000%		02/13/17-03/01/42		157,374	171,972,517
Federal National Mortgage Assoc.	5.000%		TBA		110,000	119,281,250
Federal National Mortgage Assoc.	5.000%		TBA		18,000	19,468,125
Federal National Mortgage Assoc.	5.332%	(c)	01/01/36		414	445,218
Federal National Mortgage Assoc.	5.375%		06/12/17		1,000	1,153,688
Federal National Mortgage Assoc.	5.500%		08/01/15-09/01/41		151,293	164,758,707
Federal National Mortgage Assoc.	5.500%		TBA		73,000	79,570,000
Federal National Mortgage Assoc.	6.000%		04/01/17-05/01/41		137,629	150,374,775
Federal National Mortgage Assoc.	6.500%		09/01/16		48	49,984
Government National Mortgage Assoc.	1.625%	(c)	03/20/17-02/20/32		2,620	2,725,474
Government National Mortgage Assoc.	1.750%	(c)	08/20/23-07/20/30		563	585,499
Government National Mortgage Assoc.	2.000%	(c)	09/20/24-12/20/26		228	236,351
Government National Mortgage Assoc.	3.000%		05/15/42-08/15/43		38,000	37,528,030
Government National Mortgage Assoc.	5.000%		04/15/38-02/15/40		19,110	20,774,933
Government National Mortgage Assoc.	6.000%		05/15/37		32	35,046
Government National Mortgage Assoc.	7.000%		02/15/24		7	8,047
Resolution Funding Corp., PO	4.202%	(s)	10/15/19		7,600	6,714,205
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23		378	408,379
Small Business Administration Participation Certificates, Series 2004-20F, Class 1	5.520%		06/01/24		110	120,285
Small Business Administration Participation Certificates, Series 2007-20K, Class 1	5.510%		11/01/27		11,788	13,050,590
Small Business Administration Participation Certificates, Series 2009-20E, Class 1	4.430%		05/01/29		15,437	16,649,093

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,887,521,156)						2,914,444,345

U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/17-07/15/22		98,400	100,565,078
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		07/15/21-02/15/43		72,700	78,131,411
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/42		17,900	15,837,382
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%		01/15/21		14,700	16,901,525
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250%		07/15/20		23,700	27,773,100
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%		01/15/28		57,100	71,292,861
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%		01/15/26		9,500	12,898,907
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25-01/15/27		134,800	197,732,379
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%		01/15/29	(k)	105,100	140,550,798
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%		04/15/28		31,300	62,495,947
U.S. Treasury Notes	0.625%		04/30/18	(k)	59,200	57,544,235
U.S. Treasury Notes	0.750%		12/31/17-03/31/18		198,800	194,638,221
U.S. Treasury Notes	0.875%		01/31/18		47,800	47,172,625
U.S. Treasury Notes	0.875%		07/31/19	(h)	117,200	111,889,434

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.000%	06/30/19-11/30/19			466,900	$449,046,787
U.S. Treasury Notes	1.125%	05/31/19-04/30/20			62,300	60,127,512
U.S. Treasury Notes	1.250%	10/31/19-02/29/20			29,500	28,414,376
U.S. Treasury Notes	1.375%	06/30/18	(h)		1,300	1,303,351
U.S. Treasury Notes	1.375%	07/31/18-01/31/20			7,900	7,727,162
U.S. Treasury Notes	1.500%	08/31/18			321,300	323,433,753
U.S. Treasury Notes	2.625%	04/30/18			12,700	13,474,903
U.S. Treasury Notes	2.875%	03/31/18			4,400	4,716,593
U.S. Treasury Notes	3.500%	02/15/18			22,400	24,606,758

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,128,833,518)						2,048,275,098

				Shares
COMMON STOCK

Automobile Manufacturers
Motors Liquidation Co. (Class A Stock)*(g) (cost $0)					68,000	—

PREFERRED STOCK — 0.9%

Commercial Banks
GMAC Capital Trust I, Series 2, 8.125% (cost $62,700,000)					2,508,000	67,089,000

TOTAL LONG-TERM INVESTMENTS (cost $7,370,423,859)						7,390,172,551

				Principal Amount (000)#
SHORT-TERM INVESTMENTS — 10.5%

U.S. TREASURY OBLIGATIONS(n) — 4.0%
U.S. Treasury Bills	0.003%	12/26/13			1,000	999,976
U.S. Treasury Bills	0.005%	12/19/13			50,100	50,098,347
U.S. Treasury Bills	0.020%	12/12/13			23,100	23,099,423
U.S. Treasury Bills	0.040%	10/10/13(h)			81,250	81,249,182
U.S. Treasury Bills	2.270%	12/05/13(h)(k)			135,600	135,598,780

TOTAL U.S. TREASURY OBLIGATIONS (cost $291,038,855)						291,045,708

FOREIGN TREASURY OBLIGATIONS(n) — 2.8%
Italy Buoni Ordinari del Tesoro (Italy)	0.799%	02/28/14		EUR	61,800	83,357,012
Italy Buoni Ordinari del Tesoro (Italy)	1.005%	07/14/14		EUR	9,100	12,211,368
Italy Buoni Ordinari del Tesoro (Italy)	1.080%	08/14/14		EUR	13,600	18,223,058
Italy Buoni Ordinari del Tesoro (Italy)	1.168%	09/12/14		EUR	41,200	55,129,343
Spain Letras del Tesoro (Spain)	0.936%	03/14/14		EUR	5,100	6,874,168
Spain Letras del Tesoro (Spain)	0.980%	06/20/14		EUR	15,100	20,285,250
Spain Letras del Tesoro (Spain)	1.025%	07/18/14		EUR	4,200	5,634,925

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $199,925,970)						201,715,124

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.5%
Federal Home Loan Bank	0.020%	01/03/14	6,000	$5,999,688
Federal Home Loan Bank	4.259%	12/26/13	77,272	77,268,291
Federal Home Loan Bank	4.715%	12/27/13	6,000	5,999,712
Federal Home Loan Bank	4.986%	11/29/13	18,300	18,299,406

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $107,561,660)				107,567,097

REPURCHASE AGREEMENTS(m) — 1.2%
Barclays Capital, Inc., 0.040%, dated 09/27/13, due 10/04/13 in the amount of $9,500,074			9,500	9,500,000
Barclays Capital, Inc., 0.040%, dated 09/05/13, due 10/07/13 in the amount of $10,400,370			10,400	10,400,000
Deutsche Bank Securities, Inc., 0.030%, dated 09/04/13, due 10/02/13 in the amount of $14,400,336			14,400	14,400,000
JPMorgan Securities LLC, 0.090%, dated 09/30/13, due 10/01/13 in the amount of $9,700,024			9,700	9,700,000
Morgan Stanley & Co. LLC, 0.090%, dated 09/30/13, due 10/01/13 in the amount of $36,700,092			36,700	36,700,000
RBS Securities, Inc., 0.040%, dated 09/30/13, due 10/01/13 in the amount of $8,100,009			8,100	8,100,000

TOTAL REPURCHASE AGREEMENTS (cost $88,800,000)				88,800,000

CERTIFICATES OF DEPOSIT(n) — 0.6%
Itau Unibanco	1.480%	10/31/13	9,200	9,188,851
Itau Unibanco	1.480%	11/08/13	31,200	31,165,135

TOTAL CERTIFICATES OF DEPOSIT (cost $40,340,000)				40,353,986

COMMERCIAL PAPER(n) — 0.3%
Hewlett-Packard Co.	0.950%	10/30/13	12,000	11,990,817
Santander SA	2.370%	01/02/14	7,600	7,584,713

TOTAL COMMERCIAL PAPER (cost $19,544,286)				19,575,530

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,045,999)(w)			6,045,999	6,045,999

TOTAL SHORT-TERM INVESTMENTS (cost $753,256,770)				755,103,444

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 112.7% (cost $8,123,680,629)				8,145,275,995

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SECURITIES SOLD SHORT — (0.5)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc	3.000%	TBA		2,000	$(1,953,750)
Government National Mortgage Assoc	3.000%	TBA		38,000	(37,459,686)

TOTAL SECURITIES SOLD SHORT (proceeds received $38,430,782)					(39,413,436)

	Counterparty		Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%

Call Options
5 Year CDX.O IG.20,V1,
expiring 12/18/13, Strike Price $0.60	Barclays Capital Group			16,100	(4,341)
expiring 12/18/13, Strike Price $0.60	BNP Paribas Bank			19,400	(5,230)
expiring 12/18/13, Strike Price $0.65	Bank of America			25,600	(18,164)
expiring 12/18/13, Strike Price $0.65	Barclays Capital Group			7,300	(5,180)
expiring 12/18/13, Strike Price $0.65	Deutsche Bank			7,300	(5,180)
Interest Rate Swap Options,
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 01/27/14	Goldman Sachs & Co.			268,800	(648,104)
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 01/27/14	Royal Bank of Scotland Group PLC			18,500	(83,233)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month Euribor, expiring 03/12/14	Bank of America		EUR	44,200	(49,882)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month Euribor, expiring 03/12/14	Barclays Capital Group		EUR	10,800	(12,188)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month Euribor, expiring 03/12/14	Goldman Sachs & Co.		EUR	10,800	(12,188)

					(843,690)

Put Options — (0.1)%
5 Year CDX.O IG.14.V1,
expiring 12/18/13, Strike Price $1.10	Morgan Stanley			9,100	(5,193)
5 Year CDX.O IG.20,V1,
expiring 12/18/13, Strike Price $0.90	Barclays Capital Group			23,400	(33,692)
expiring 12/18/13, Strike Price $0.90	BNP Paribas			19,400	(27,932)
expiring 12/18/13, Strike Price $0.90	Deutsche Bank			7,300	(10,511)
expiring 12/18/13, Strike Price $1.00	Bank of America			25,600	(28,079)
Currency option USD vs JPY,
expiring 10/09/13, @ FX Rate 95.00	Bank of America			11,000	(5,235)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/10/20, Strike Price $215.95	Deutsche Bank			6,000	(6,852)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets			16,800	(20,855)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets			40,100	(48,661)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets			18,200	(21,685)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank			18,700	(24,584)
Interest Rate Swap Options,
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 10/18/13	Deutsche Bank			54,100	(26,666)
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 10/18/13	Goldman Sachs & Co.			69,200	(34,109)
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 10/28/13	Goldman Sachs & Co.			155,300	(1,063,432)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 11/27/13	Morgan Stanley		68,100	$(333,254)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 01/27/14	Goldman Sachs & Co.		268,800	(1,535,735)
Receive a fixed rate of 3.50% and pay a floating rate based on 3-month LIBOR, expiring 01/27/14	Royal Bank of Scotland Group PLC		18,500	(87,279)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/14	Bank of America	EUR	44,200	(52,154)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/14	Barclays Capital Group	EUR	10,800	(12,744)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/14	Goldman Sachs & Co.	EUR	10,800	(12,744)

				(3,391,396)

TOTAL OPTIONS WRITTEN (premiums received $5,426,686)				(4,235,086)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN —112.1% (cost $8,079,823,161)				8,101,627,473
Liabilities in excess of other assets(x) — (12.1)%.				(871,668,510)

NET ASSETS — 100.0%				$7,229,958,963

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 2.255%, maturity date 12/05/2022), and U.S. Treasuries (coupon rates 0.125% - 4.500%, maturity dates 05/15/17 - 01/15/22), with the aggregate value, including accrued interest, of $91,365,174.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreement held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
3,264	90 Day Euro Dollar	Sep. 2014	$811,879,200	$812,532,000	$652,800
3,671	90 Day Euro Dollar	Sep. 2015	908,404,387	908,939,600	535,213
5,993	90 Day Euro Dollar	Jun. 2015	1,484,909,901	1,486,788,388	1,878,487
4,461	90 Day Euro Dollar	Dec. 2015	1,103,494,277	1,101,811,238	(1,683,039)
531	90 Day Euro Dollar	Mar. 2016	131,326,387	130,805,213	(521,174)
42	90 Day Euro Dollar	Jun. 2016	10,258,465	10,318,350	59,885
1,823	90 Day Euro Dollar	Sep. 2016	444,077,391	446,635,000	2,557,609
311	90 Day Euro Dollar	Dec. 2016	75,558,072	75,992,850	434,778
353	90 Day Euro Dollar	Mar. 2017	85,551,787	86,052,575	500,788
312	90 Day Euro Dollar	Jun. 2017	75,449,099	75,874,500	425,401
83	90 Day Sterling	Mar. 2015	16,658,896	16,637,455	(21,441)
2,777	5 Year U.S. Treasury Notes	Dec. 2013	330,603,974	336,147,172	5,543,198
1,071	10 Year U.S. Treasury Notes	Dec. 2013	133,473,377	135,364,359	1,890,982

					$12,253,487

(1)	Cash of $8,368,000 and FHLMC and U.S. Treasury Securities with a market value of $5,007,615 have been segregated to cover requirement for open futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/13	Hong Kong & Shanghai Bank	BRL	2,797	$1,254,194	$1,261,287	$7,093
Expiring 10/02/13	Morgan Stanley	BRL	80,161	35,352,156	36,149,925	797,769
Expiring 11/04/13	Credit Suisse First Boston Corp.	BRL	64,944	27,971,538	29,045,300	1,073,762
British Pound,
Expiring 10/02/13	Credit Suisse First Boston Corp.	GBP	643	1,001,270	1,040,941	39,671
Expiring 10/02/13	Deutsche Bank	GBP	24,085	38,444,477	38,990,751	546,274
Canadian Dollar,
Expiring 12/23/13	Citigroup Global Markets	CAD	5,224	5,054,449	5,060,760	6,311
Expiring 12/23/13	Goldman Sachs & Co.	CAD	6,147	5,963,208	5,954,917	(8,291)
Expiring 12/23/13	Hong Kong & Shanghai Bank	CAD	3,840	3,744,990	3,720,007	(24,983)
Euro,
Expiring 10/02/13	Citigroup Global Markets	EUR	8,132	10,844,355	11,001,433	157,078
Expiring 10/02/13	Goldman Sachs & Co.	EUR	56,690	76,712,908	76,693,466	(19,442)
Expiring 10/02/13	JPMorgan Chase	EUR	40,194	53,494,114	54,376,736	882,622
Expiring 10/02/13	UBS AG	EUR	47,825	64,492,013	64,700,389	208,376
Expiring 11/04/13	Hong Kong & Shanghai Bank	EUR	1,301	1,756,989	1,760,213	3,224

				$326,086,661	$329,756,125	$3,669,464

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/13	Hong Kong & Shanghai Bank	BRL	2,101	$ 911,415	$ 947,457	$ (36,042)
Expiring 10/02/13	Hong Kong & Shanghai Bank	BRL	696	304,034	313,829	(9,795)
Expiring 10/02/13	Morgan Stanley	BRL	77,364	32,039,493	34,888,639	(2,849,146)
Expiring 10/02/13	Morgan Stanley	BRL	2,797	1,254,194	1,261,287	(7,093)
Expiring 11/04/13	Morgan Stanley	BRL	80,161	35,103,682	35,850,722	(747,040)
British Pound,
Expiring 10/02/13	BNP Paribas	GBP	24,728	38,369,424	40,031,691	(1,662,267)
Expiring 11/04/13	Deutsche Bank	GBP	24,085	38,434,963	38,979,997	(545,034)
Canadian Dollar,
Expiring 12/23/13	Citigroup Global Markets	CAD	165,691	161,532,822	160,513,446	1,019,376
Euro,
Expiring 10/02/13	Citigroup Global Markets	EUR	68,102	90,932,467	92,132,271	(1,199,804)
Expiring 10/02/13	Credit Suisse First Boston Corp.	EUR	36,914	48,612,416	49,939,365	(1,326,949)
Expiring 10/02/13	Goldman Sachs & Co.	EUR	35,887	48,552,312	48,549,981	2,331
Expiring 10/02/13	Goldman Sachs & Co.	EUR	11,938	16,151,183	16,150,408	775
Expiring 11/04/13	Citigroup Global Markets	EUR	64,951	87,587,268	87,876,718	(289,450)
Expiring 11/04/13	Citigroup Global Markets	EUR	43,007	57,995,499	58,187,157	(191,658)
Expiring 11/04/13	Goldman Sachs & Co.	EUR	56,690	76,719,654	76,699,837	19,817
Expiring 11/04/13	UBS AG	EUR	47,825	64,497,321	64,705,763	(208,442)
Expiring 02/28/14	Credit Suisse First Boston Corp.	EUR	11,100	14,823,406	15,023,174	(199,768)
Expiring 02/28/14	Deutsche Bank	EUR	50,700	66,866,202	68,619,364	(1,753,162)
Expiring 03/14/14	Royal Bank of Canada	EUR	5,076	6,785,516	6,870,383	(84,867)
Expiring 04/01/14	BNP Paribas	EUR	3,200	4,042,848	4,331,489	(288,641)
Expiring 04/01/14	Citigroup Global Markets	EUR	2,500	3,168,375	3,383,976	(215,601)
Expiring 06/02/14	BNP Paribas	EUR	4,500	5,690,385	6,092,690	(402,305)
Expiring 06/02/14	Credit Suisse First Boston Corp.	EUR	3,700	4,691,600	5,009,545	(317,945)
Expiring 06/02/14	Hong Kong & Shanghai Bank	EUR	3,500	4,676,434	4,738,759	(62,325)
Expiring 07/01/14	BNP Paribas	EUR	3,200	4,048,000	4,333,095	(285,095)
Expiring 08/01/14	BNP Paribas	EUR	2,500	3,164,000	3,385,685	(221,685)
Japanese Yen,
Expiring 10/17/13	Deutsche Bank	JPY	342,900	3,453,103	3,488,854	(35,751)
Expiring 10/17/13	Goldman Sachs & Co.	JPY	79,600	812,169	809,895	2,274
Expiring 10/17/13	Royal Bank of Canada	JPY	76,300	763,843	776,318	(12,475)
Mexican Peso,
Expiring 12/17/13	JPMorgan Chase	MXN	17,771	1,340,397	1,348,970	(8,573)

				$923,324,425	$935,240,765	$(11,916,340)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	9,400	01/02/17	8.860%	Brazilian Interbank lending rate(1)	$(177,213)	$7,359	$(184,572)	Bank of America
BRL	7,000	01/02/17	9.130%	Brazilian Interbank lending rate(1)	(131,903)	25,076	(156,979)	Deutsche Bank AG
BRL	5,000	01/02/17	9.100%	Brazilian Interbank lending rate(1)	(97,426)	—	(97,426)	Goldman Sachs & Co.
BRL	4,000	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(19,428)	450	(19,878)	Deutsche Bank AG
BRL	4,000	01/02/17	9.140%	Brazilian Interbank lending rate(1)	(75,652)	13,217	(88,869)	Morgan Stanley
BRL	2,600	01/02/17	8.900%	Brazilian Interbank lending rate(1)	(54,545)	2,236	(56,781)	UBS AG
BRL	1,100	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(5,343)	504	(5,847)	Goldman Sachs & Co.
BRL	1,000	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(4,857)	261	(5,118)	Deutsche Bank AG
BRL	100	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(486)	280	(766)	Morgan Stanley
MXN	85,200	09/06/16	5.600%	28 day Mexican interbank rate(1)	203,927	34,487	169,440	Morgan Stanley
MXN	25,000	09/06/16	5.600%	28 day Mexican interbank rate(1)	59,838	14,269	45,569	HSBC Bank USA
MXN	566,800	09/13/17	5.500%	28 day Mexican interbank rate(1)	933,821	(189,961)	1,123,782	Barclays Bank PLC
MXN	208,200	09/13/17	5.500%	28 day Mexican interbank rate(1)	343,016	(60,460)	403,476	HSBC Bank USA
MXN	109,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	179,581	(51,781)	231,362	Morgan Stanley
MXN	13,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	21,418	(3,656)	25,074	Goldman Sachs & Co.
MXN	11,600	09/13/17	5.000%	28 day Mexican interbank rate(1)	2,683	(9,336)	12,019	HSBC Bank USA
MXN	3,900	09/13/17	5.000%	28 day Mexican interbank rate(1)	902	(2,268)	3,170	Barclays Bank PLC
MXN	206,000	06/11/18	5.000%	28 day Mexican interbank rate(1)	(143,461)	(334,405)	190,944	HSBC Bank USA
MXN	133,000	06/11/18	5.000%	28 day Mexican interbank rate(1)	(92,623)	(219,195)	126,572	Morgan Stanley
MXN	12,400	06/11/18	5.500%	28 day Mexican interbank rate(1)	12,036	(5,245)	17,281	Goldman Sachs & Co.
MXN	10,900	06/11/18	5.500%	28 day Mexican interbank rate(1)	10,581	(4,620)	15,201	Goldman Sachs & Co.
MXN	8,800	06/11/18	5.500%	28 day Mexican interbank rate(1)	2,971	(10,770)	13,741	Goldman Sachs & Co.
MXN	4,900	06/11/18	5.500%	28 day Mexican interbank rate(1)	1,654	(6,079)	7,733	Goldman Sachs & Co.
MXN	4,100	06/11/18	5.500%	28 day Mexican interbank rate(1)	5,464	(1,238)	6,702	Goldman Sachs & Co.
MXN	3,900	06/11/18	5.250%	28 day Mexican interbank rate(1)	574	(2,671)	3,245	JPMorgan Chase & Co.
MXN	3,800	06/11/18	5.500%	28 day Mexican interbank rate(1)	3,686	(1,665)	5,351	Barclays Bank PLC

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN	1,900	06/11/18	5.500%	28 day Mexican interbank rate(1)	$1,851	$(536)	$2,387	Goldman Sachs & Co.
MXN	6,000	06/17/18	5.500%	28 day Mexican interbank rate(1)	883	(6,957)	7,840	Goldman Sachs & Co.
MXN	31,900	06/02/21	6.350%	28 day Mexican interbank rate(1)	28,530	7,844	20,686	Morgan Stanley
MXN	116,100	09/02/22	5.500%	28 day Mexican interbank rate(1)	(575,089)	(236,160)	(338,929)	HSBC Bank USA
MXN	63,400	09/02/22	5.500%	28 day Mexican interbank rate(1)	(314,093)	(111,505)	(202,588)	Morgan Stanley
MXN	61,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	(218,358)	(5,088)	(213,270)	Barclays Bank PLC
MXN	36,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	(128,836)	(3,948)	(124,888)	UBS AG
MXN	21,900	09/02/22	5.500%	28 day Mexican interbank rate(1)	(108,479)	(37,323)	(71,156)	Bank of America
MXN	10,400	06/05/23	6.000%	28 day Mexican interbank rate(1)	(32,242)	(41,459)	9,217	JPMorgan Chase & Co.
MXN	7,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(34,837)	(12,663)	(22,174)	HSBC Bank USA
MXN	6,500	06/05/23	5.750%	28 day Mexican interbank rate(1)	(29,508)	(16,242)	(13,266)	Goldman Sachs & Co.
MXN	6,300	06/05/23	6.000%	28 day Mexican interbank rate(1)	(20,885)	(11,133)	(9,752)	Barclays Bank PLC
MXN	6,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(27,654)	(10,340)	(17,314)	Deutsche Bank AG
MXN	3,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(14,035)	(4,024)	(10,011)	BNP Paribas Bank
MXN	2,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(12,193)	(7,765)	(4,428)	Barclays Bank PLC

					$(505,730)	$(1,302,510)	$796,780

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
	878,100	03/18/16	1.500%	3 month LIBOR(1)	$6,581,939	$5,090,830	$(1,491,109)
	365,300	09/21/17	3.000%	3 month LIBOR(1)	601,908	2,384,417	1,782,509
	229,100	10/15/17	1.000%	Daily Effective Federal Funds Rate(1)	(270,029)	(2,545,299)	(2,275,270)
	229,100	06/15/41	4.250%	3 month LIBOR(1)	(97,694,648)	(28,876,250)	68,818,398
	177,700	06/19/43	2.750%	3 month LIBOR(1)	11,553,296	29,962,762	18,409,466
	89,700	12/18/43	3.500%	3 month LIBOR(1)	4,533,517	3,417,914	(1,115,603)
JPY	7,570,000	09/18/23	1.000%	6 month LIBOR(1)	389,570	(1,062,857)	(1,452,427)

					$(74,304,447)	$8,371,517	$82,675,964

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AAA.6	05/11/63	0.500%	5,900	$(250,784)	$(258,418)	$7,634	Bank of America

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Value at Trade Date(4)	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.IG.21	12/20/18	1.000%	40,400	$397,668	$370,120	$(27,548)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2013(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Bank of America Corp.	09/20/14	1.000%	6,500	0.342%	$45,537	$49,249	$(3,712)	Deutsche Bank AG
Berkshire Hathaway, Inc.	12/20/13	1.000%	1,000	0.158%	2,349	5,600	(3,251)	Barclays Bank PLC
Berkshire Hathaway, Inc.	03/20/15	1.000%	3,500	0.276%	41,301	(63,446)	104,747	UBS AG
Export-Import Bank	06/20/17	1.000%	500	0.744%	5,187	(21,348)	26,535	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	13,400	0.879%	19,061	(147,813)	166,874	HSBC Bank USA
Federal Republic of Brazil	06/20/15	1.000%	8,100	0.879%	11,522	(207,296)	218,818	Credit Suisse First Boston
Federal Republic of Brazil	06/20/15	1.000%	6,500	0.879%	9,246	(71,700)	80,946	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.879%	2,556	(17,258)	19,814	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.879%	2,561	(17,472)	20,033	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	1,700	0.879%	2,414	(47,697)	50,111	Citigroup, Inc.
Federal Republic of Brazil	06/20/15	1.000%	1,200	0.879%	1,707	(17,457)	19,164	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	20,300	0.976%	12,234	(167,867)	180,101	HSBC Bank USA
Federal Republic of Brazil	09/20/15	1.000%	18,000	0.976%	10,848	(143,738)	154,586	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	7,900	0.976%	4,542	(99,687)	104,229	Credit Suisse First Boston
Federal Republic of Brazil	09/20/15	1.000%	1,200	0.976%	623	(18,832)	19,455	Citigroup, Inc.
Federal Republic of Brazil	09/20/15	1.000%	900	0.976%	467	(8,566)	9,033	UBS AG
Federal Republic of Brazil	12/20/15	1.000%	43,800	1.050%	(12,629)	(250,430)	237,801	Deutsche Bank AG
Federal Republic of Brazil	06/20/16	1.000%	3,800	1.203%	(19,006)	(13,264)	(5,742)	Deutsche Bank AG
General Electirc Capital Corp.	12/20/13	4.800%	2,700	0.143%	31,924	—	31,924	Citigroup, Inc.
General Electirc Capital Corp.	09/20/15	1.000%	2,800	0.375%	35,541	34,278	1,263	Deutsche Bank AG

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2013(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
General Electirc Capital Corp.	12/20/15	1.000%		6,500	0.392%	$86,354	$(127,709)	$214,063	Morgan Stanley
General Electirc Capital Corp.	03/20/16	1.000%		3,600	0.446%	48,816	(36,556)	85,372	Citigroup, Inc.
JPMorgan Chase & Co.	09/20/14	1.000%		3,000	0.280%	21,357	30,059	(8,702)	Citigroup, Inc.
Metlife, Inc.	12/20/14	1.000%		25,000	0.209%	255,602	(333,145)	588,747	Bank of America
Metlife, Inc.	12/20/14	1.000%		2,800	0.209%	28,397	(64,950)	93,347	Deutsche Bank AG
Metlife, Inc.	12/20/14	1.000%		2,600	0.209%	26,591	(71,325)	97,916	Citigroup, Inc.
Metlife, Inc.	12/20/14	1.000%		1,200	0.209%	12,273	(18,729)	31,002	Credit Suisse First Boston
Morgan Stanley	09/20/14	1.000%		1,700	0.497%	9,173	(39,377)	48,550	Credit Suisse First Boston
People’s Republic of China	06/20/15	1.000%		9,300	0.318%	119,945	155,904	(35,959)	Royal Bank of Scotland Group PLC
People’s Republic of China	06/20/15	1.000%		3,100	0.318%	39,982	50,452	(10,470)	Citigroup, Inc.
Republic of Indonesia	09/20/15	1.000%		1,300	1.326%	(6,536)	(30,736)	24,200	Deutsche Bank AG
Republic of Indonesia	06/20/16	1.000%		6,000	1.596%	(86,687)	(95,188)	8,501	Barclays Bank PLC
Republic of Indonesia	06/20/16	1.000%		4,200	1.596%	(60,681)	(78,319)	17,638	Citigroup, Inc.
Republic of Indonesia	06/20/16	1.000%		1,700	1.596%	(24,561)	(32,495)	7,934	Citigroup, Inc.
Republic of Indonesia	09/20/16	1.000%		6,500	1.670%	(117,393)	(96,807)	(20,586)	Morgan Stanley
Republic of Indonesia	09/20/16	1.000%		2,900	1.670%	(52,375)	(45,930)	(6,445)	UBS AG
U.S. Treasury Note	03/20/16	0.250%	EUR	22,200	0.305%	(54,289)	(294,117)	239,828	BNP Paribas Bank
United Kingdom Treasury	12/20/15	1.000%		1,100	0.122%	22,206	25,194	(2,988)	UBS AG
United Mexican States	09/20/15	1.000%		16,000	0.570%	124,885	(125,535)	250,420	HSBC Bank USA
United Mexican States	09/20/15	1.000%		15,000	0.570%	117,080	(117,689)	234,769	Barclays Bank PLC
United Mexican States	09/20/15	1.000%		500	0.570%	3,903	3,427	476	Bank of America
United Mexican States	03/20/16	1.000%		36,900	0.664%	285,175	(232,208)	517,383	Morgan Stanley
United Mexican States	03/20/16	1.000%		31,500	0.664%	243,442	(314,301)	557,743	HSBC Bank USA
United Mexican States	03/20/16	1.000%		9,600	0.664%	74,192	(78,886)	153,078	Citigroup, Inc.
United Mexican States	03/20/16	1.000%		400	0.664%	3,091	(3,096)	6,187	Barclays Bank PLC
United Mexican States	03/20/16	0.920%		100	0.664%	571	—	571	JPMorgan Chase Bank
United Mexican States	06/20/16	1.000%		9,800	0.716%	70,950	(22,494)	93,444	Citigroup, Inc.
United Mexican States	09/20/16	1.000%		700	0.760%	4,728	3,796	932	HSBC Bank USA
United Mexican States	09/20/16	1.000%		500	0.760%	3,377	2,827	550	JPMorgan Chase & Co.
United Mexican States	06/20/17	1.000%		1,900	0.919%	5,734	(24,701)	30,435	Morgan Stanley

						$1,413,287	$(3,237,378)	$4,650,665

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Reverse Repurchase Agreement outstanding at September 30, 2013:

			Value at
	Interest	Trade	September 30,	Maturity
Broker	Rate	Date	2013	Date	Cost(1)
JPMorgan Securities LLC	1.50%	09/30/2013	$9,775,000	10/01/2013	$9,775,000

(1) FHLMC security, with a market value of $9,564,347 has been segregated to cover requirement for the reverse repurchase agreement outstanding as of September 30, 2013.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$129,313,460	$—
Bank Loans	—	5,726,895	—
Commercial Mortgage-Backed Securities	—	96,816,536	—
Corporate Bonds	—	958,814,727	—
Foreign Government Bonds	—	310,804,049	—
Municipal Bonds	—	431,185,366	—
Residential Mortgage-Backed Securities	—	427,703,075	—
U.S. Government Agency Obligations	—	3,022,011,442	—
U.S. Treasury Obligations	—	2,339,320,806	—
Common Stock	—	—	—
Preferred Stock	67,089,000	—	—
Foreign Treasury Obligations	—	201,715,124	—
Repurchase Agreements	—	88,800,000	—
Certificates of Deposit	—	40,353,986	—
Commercial Paper	—	19,575,530	—
Affiliated Money Market Mutual Fund	6,045,999	—	—
Short Sales – U. S. Government Agency Obligations	—	(39,413,436)	—
Options Written	—	(4,112,449)	(122,637)
Reverse Repurchase Agreement	—	(9,775,000)	—
Other Financial Instruments*
Futures Contracts	12,253,487	—	—
Foreign Forward Currency Exchange Contracts	—	(8,246,876)	—
Interest Rate Swaps	82,675,964	796,780	—
Credit Default Swaps	(27,548)	4,658,299	—

Total	$168,036,902	$8,016,048,314	$(122,637)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Derivative Fair Value
at 09/30/13
Credit contracts	$ 4,487,249
Foreign exchange contracts	(8,252,111)
Interest rate contracts	91,639,882

Total	$87,875,020

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	697,418	$6,995,103
AST AQR Large-Cap Portfolio	38,071,127	403,934,654
AST ClearBridge Dividend Growth Portfolio	.18,513,843	201,800,887
AST Federated Aggressive Growth Portfolio*	2,962,526	36,290,945
AST Goldman Sachs Large-Cap Value Portfolio*	2,356,819	50,836,582
AST Goldman Sachs Mid-Cap Growth Portfolio*	461,658	2,977,694
AST Goldman Sachs Small-Cap Value Portfolio*	2,044,042	31,253,407
AST Herndon Large-Cap Value Portfolio*	4,429,375	50,539,165
AST High Yield Portfolio*	24,267,025	192,922,849
AST International Growth Portfolio*	19,783,870	259,960,054
AST International Value Portfolio*	14,965,334	260,097,506
AST Jennison Large-Cap Growth Portfolio*	.5,553,124	94,958,415
AST Jennison Large-Cap Value Portfolio*	4,962,211	76,120,320
AST Large-Cap Value Portfolio*	6,983,323	126,398,140
AST Loomis Sayles Large-Cap Growth Portfolio*	5,438,033	142,530,846
AST Lord Abbett Core Fixed-Income Portfolio*	52,809,683	594,108,932
AST MFS Growth Portfolio*	10,403,978	143,158,732
AST MFS Large-Cap Value Portfolio*	4,066,981	50,918,601
AST Mid-Cap Value Portfolio*	490,926	7,992,282
AST Money Market Portfolio*	123,728,116	123,728,116
AST Neuberger Berman Core Bond Portfolio*	19,163,867	197,387,830
AST Neuberger Berman Mid-Cap Growth Portfolio*	396,917	11,899,564
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	358,324	7,829,385
AST Parametric Emerging Markets Equity Portfolio*	1,253,985	10,947,292
AST PIMCO Limited Maturity Bond Portfolio*	11,984,597	124,759,653
AST PIMCO Total Return Bond Portfolio*	90,110,365	1,108,357,494
AST Prudential Core Bond Portfolio*	127,554,212	1,344,421,393
AST QMA Emerging Markets Equity Portfolio	1,015,583	9,800,374
AST QMA Large-Cap Portfolio	38,080,991	404,039,313
AST Small-Cap Growth Portfolio*	1,883,076	54,646,861
AST Small-Cap Value Portfolio*	3,646,207	68,001,761
AST T. Rowe Price Equity Income Portfolio*	13,398,873	151,809,236
AST T. Rowe Price Large-Cap Growth Portfolio*	5,204,644	95,297,033
AST T. Rowe Price Natural Resources Portfolio*	203,185	4,382,697
AST Templeton Global Bond Portfolio	132,381	1,392,644

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*	67,697,343	$712,176,046
AST Western Asset Emerging Markets Debt Portfolio*	13,610,102	130,793,079

TOTAL LONG-TERM INVESTMENTS (cost $6,860,882,360)(w)		7,295,464,885

SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $373,032,196)(w)	373,032,196	373,032,196

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $9,999,890)
0.005%	12/19/13	10,000	9,999,670

TOTAL SHORT-TERM INVESTMENTS (cost $383,032,086)			383,031,866

TOTAL INVESTMENTS — 100.0% (cost $7,243,914,446)			7,678,496,751
Other assets in excess of liabilities(x)			2,503,313

NET ASSETS — 100.0%			$7,681,000,064

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Time Stock Exchange
TOPIX	Tokyo Stock Price Index
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
1,367	10 Year U.S. Treasury Notes	Dec. 2013	$169,062,789	$ 172,775,984	$3,713,195
158	CAC40 10 Euro	Oct. 2013	8,849,265	8,862,090	12,825
29	DAX Index	Dec. 2013	8,441,398	8,424,234	(17,164)
52	FTSE 100 Index	Dec. 2013	5,536,733	5,412,563	(124,170)

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.)
101	Russell 2000 Mini Index	Dec. 2013	$10,604,495	$ 10,821,140	$216,645
256	S&P 500 Index	Dec. 2013	107,640,001	107,155,200	(484,801)
62	TOPIX Index	Dec. 2013	7,414,687	7,546,976	132,289

					$3,448,819

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized costs.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,668,497,081	$—	$—
U.S. Treasury Obligation	—	9,999,670	—
Other Financial Instruments*
Futures	3,448,819	—	—

Total	$7,671,945,900	$9,999,670	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value
at 9/30/13
Equity contracts	$ (264,376)
Interest rate contracts	3,713,195

Total	$ 3,448,819

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.7%
ASSET-BACKED SECURITIES — 13.1%
Collateralized Debt Obligations — 0.2%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.526%(c	)	04/25/19		1,029	$1,012,317
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	Aaa	0.483%(c	)	04/15/21		5,670	5,611,156

							6,623,473

Collateralized Loan Obligations — 5.6%
ACAs CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.668%(c	)	04/20/25		14,150	14,036,970
ACAs CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	AA(d)	3.360%		04/20/25		1,500	1,423,248
AIMCO CLO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.516%(c	)	10/20/19		2,838	2,779,134
AMMC CLO VI Ltd., Series 2006-6A, Class A1A, 144A	Aaa	0.487%(c	)	05/03/18		32	31,551
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.466%(c	)	07/13/25		12,700	12,621,793
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	Aa2	3.500%		07/13/25		4,450	4,320,091
Avoca CLO II BV (Netherlands), Series II-A, Class A1, 144A	Aaa	0.670%(c	)	01/15/20	EUR	1,687	2,270,847
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.689%(c	)	10/22/25		7,500	7,481,250
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	Aaa	1.475%(c	)	07/15/24		12,200	12,190,765
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	Aaa	1.204%(c	)	08/01/21		6,848	6,801,644
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.375%(c	)	04/17/25		11,900	11,796,827
Eagle Creek CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.502%(c	)	02/28/18		423	418,850
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.724%(c	)	03/15/20		3,000	2,919,072
Gulf Stream—Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.493%(c	)	08/21/20		564	561,129
ING Investment Management CLO (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.450%(c	)	04/15/24		14,600	14,460,745
ING Investment Management CLO, Series 2013-2A, Class A1, 144A	Aaa	1.421%(c	)	04/25/25		4,200	4,163,174
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(d)	1.659%(c	)	09/06/22		1,020	1,020,672
LightPoint CLO III Ltd., Series 2005-3A, Class A1A, 144A	Aaa	0.514%(c	)	09/15/17		1,555	1,531,128
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	Aaa	0.476%(c	)	01/31/22	EUR	4,304	5,717,879
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.744%(c	)	05/18/23		2,450	2,460,101
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.512%(c	)	02/22/20		2,395	2,353,963
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.662%(c	)	11/22/23		9,800	9,808,918
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(d)	2.462%(c	)	11/22/23		4,300	4,235,186
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	AA(d)	3.440%		04/15/25		4,800	4,612,992
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.318%(c	)	04/15/25		18,150	17,906,481

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	2.966%(c	)	10/20/23	2,150	$2,158,864
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.522%(c	)	05/27/20	2,738	2,703,395
Stanfield Daytona CLO Ltd (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.514%(c	)	04/27/21	14,171	13,937,116
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.515%(c	)	11/01/18	5,493	5,444,057
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.393%(c	)	07/15/25	12,100	12,015,094

						184,182,936

Non-Residential Mortgage-Backed Securities — 2.4%
American Express Credit Account Master Trust, Series 2012-4, Class C, 144A	AA-(d)	0.982%(c	)	05/15/20	8,400	8,410,139
ARES Enhanced Loan Investment Strategy II Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.524%(c	)	01/26/20	1,605	1,580,785
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.932%(c	)	03/15/16	9,600	9,617,789
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.650%(c	)	03/24/17	10,100	10,014,170
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.446%(c	)	01/19/25	8,450	8,388,357
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	AA(d)	2.166%(c	)	01/19/25	3,000	2,991,558
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.521%(c	)	06/01/17	381	379,206
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.532%(c	)	03/15/16	14,090	14,096,157
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.082%(c	)	11/15/16	1,500	1,503,518
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	Aaa	1.186%(c	)	04/20/21	11,375	11,361,132
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.470%(c	)	07/22/25	3,500	3,468,689
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	A+(d)	1.870%		08/20/29	2,921	2,921,719
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	2.913%(c	)	08/17/22	2,000	2,006,074
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	A+(d)	2.000%		09/20/29	3,652	3,634,026

						80,373,319

Residential Mortgage-Backed Securities — 4.9%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	Ba3	1.229%(c	)	12/25/33	624	573,506
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	Aa2	0.499%(c	)	05/25/34	1,261	1,160,093
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	B1	0.959%(c	)	04/25/34	2,404	2,198,997
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class M1	B1	1.529%(c	)	02/25/33	1,991	1,837,476
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	A1	0.779%(c	)	02/25/34	347	334,844

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Series 2003-W10, Class M1	Ba1	1.259%(c	)	01/25/34	2,377	$2,267,888
Argent Securities, Inc. Asset-Backed Pass-Through Certitificates, Series 2004-W10, Class A2	Aaa	0.959%(c	)	10/25/34	1,493	1,405,981
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	B1	1.004%(c	)	08/25/33	1,288	1,227,118
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	BBB+(d)	0.879%(c	)	06/25/34	968	906,579
Asset-Backed Securities Corp. Home Equity, Series 2004-HE3, Class M1	Ba3	0.989%(c	)	06/25/34	3,915	3,571,581
Asset-Backed Securities Corp. Home Equity, Series 2004-HE5, Class M1	Baa3	1.079%(c	)	08/25/34	4,120	3,915,056
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	A3	3.707%(c	)	01/15/33	1,405	1,443,945
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	Ba2	1.157%(c	)	12/15/33	1,591	1,457,427
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	Ba3	1.004%(c	)	04/25/34	6,451	5,881,412
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	A3	1.679%(c	)	03/25/43	1,433	1,394,814
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	Baa3	1.034%(c	)	07/25/34	3,024	2,718,971
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	BBB-(d)	0.669%(c	)	07/25/35	3,962	3,860,133
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	A+(d)	0.559%(c	)	06/25/36	3,833	3,679,991
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	A3	1.004%(c	)	10/25/34	5,630	5,614,444
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	Baa3	0.929%(c	)	02/25/34	4,067	3,769,586
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	B+(d)	1.229%(c	)	11/25/34	6,250	5,847,594
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	A1	0.859%(c	)	06/25/33	1,784	1,724,965
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	Baa2	5.372%		05/25/35	725	734,788
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	A3	0.779%(c	)	12/25/34	3,000	2,878,887
Home Equity Asset Trust, Series 2003-6, Class M1	B2	1.229%(c	)	02/25/34	3,996	3,672,777
Home Equity Asset Trust, Series 2005-9, Class 2A4	Ba2	0.519%(c	)	04/25/36	4,375	4,019,684
HSBC Home Equity Loan Trust, Series 2005-2, Class M2	Aa1	0.670%(c	)	01/20/35	2,654	2,533,637
HSBC Home Equity Loan Trust, Series 2006-1, Class A2	Aa1	0.360%(c	)	01/20/36	4,538	4,422,433
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	Baa1	0.490%(c	)	07/20/36	3,560	3,126,250
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	A3	0.909%(c	)	09/25/34	4,000	3,889,524
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	Ba2	1.079%(c	)	04/25/34	3,693	3,380,294
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	Baa3	0.899%(c	)	12/25/34	4,531	4,097,221
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	B2	2.654%(c	)	06/25/34	1,612	1,626,393

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	B1	2.024%(c	)	01/25/35	1,700	$1,564,110
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	Ba3	1.379%(c	)	06/25/33	696	667,161
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	B2	1.199%(c	)	10/25/33	376	341,290
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	AAA(d)	0.919%(c	)	01/25/34	1,566	1,480,447
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	BB-(d)	1.034%(c	)	03/25/34	7,361	6,671,507
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	B3	1.079%(c	)	05/25/34	4,113	3,786,100
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	B3	1.754%(c	)	11/25/32	1,502	1,368,266
Option Mortgage Loan Trust, Series 2004-1, Class M1	B1	1.079%(c	)	01/25/34	8,916	8,111,607
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-3, Class A4	Baa3	1.119%(c	)	06/25/33	815	754,710
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-5, Class A2	Baa3	0.819%(c	)	08/25/33	1,795	1,636,997
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	A2	0.679%(c	)	12/25/33	779	757,290
Saxon Asset Securities Trust, Series 2004-1, Class A	A3	0.719%(c	)	03/25/35	405	307,618
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	Ba3	0.944%(c	)	02/25/34	6,421	5,794,916
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	AA+(d)	0.979%(c	)	02/25/34	20,046	18,488,570
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	AA+(d)	0.979%(c	)	07/25/34	12,936	11,847,513
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	AAA(d)	1.019%(c	)	08/25/34	2,107	2,014,293
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	A3	1.079%(c	)	01/25/35	855	846,564
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	Ba2	5.500%		05/25/19	1,325	1,373,648
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	CCC(d)	5.500%		05/25/37	938	962,939

						159,949,835

TOTAL ASSET-BACKED SECURITIES (cost $415,767,363)						431,129,563

BANK LOANS(c) — 2.1%

Automotive — 0.1%
Allison Transmission, Inc., New Term Loan B-2	Ba3	3.190%		08/07/17	1,385	1,388,513
Schaeffler AG (Germany), Facility C	Ba2	4.250%		01/27/17	2,000	2,004,000

						3,392,513

Cable — 0.2%
Cequel Communications LLC, Term Loan	Ba2	3.500%		02/14/19	2,074	2,068,501
Charter Communications Operating LLC, Term Loan F	Baa3	3.000%		05/15/19	1,481	1,482,521
Kabel Deutschland Vertrieb Und Service GmbH & Co. (Germany), Facility F1	Ba2	3.250%		02/01/19	206	205,707
Virgin Media Finance PLC/Virgin Media Bristol LLC, B Facility	Ba3	3.500%		06/08/20	3,000	2,982,084

						6,738,813

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Capital Goods — 0.2%
OGF SA, Term Loans.	B2	4.500%	09/04/20		EUR	2,500	$3,390,581
RAC Finance (Holdings) Ltd. (United Kingdom), Facility C (original cost $2,404,501; purchased 10/24/12)(f)	B2	5.136%	10/29/19	(g)	GBP	1,500	2,453,408

							5,843,989

Chemicals — 0.1%
CeramTec GmbH, Term Loans	B2	3.977%	08/30/20		EUR	2,000	2,716,694

Electric — 0.1%
Calpine Corp., Term Loan	B1	4.000%	10/09/19			1,733	1,732,260
Calpine Corp., Term Loan (3/11)	B1	4.000%	04/01/18			668	668,237
Calpine Corp., Term Loan (6/11)	B1	4.000%	04/01/18			668	668,455

							3,068,952

Energy — Other
Phillips 66, Term Loan	BB-(d)	1.432%	02/22/15			1,500	1,498,125

Foods — 0.2%
ARAMARK Corp., US Term Loan D	B1	4.000%	08/22/19			2,000	2,003,126
Iglo Foods Midco Ltd., Facility I	B1	5.129%	01/31/18		EUR	2,150	2,930,964

							4,934,090

Gaming — 0.1%
MGM Resorts International, Term Loan A	Ba2	2.929%	12/20/17			2,556	2,551,854

Healthcare & Pharmaceutical — 0.5%
Alere, Inc., Incremental Term Loan B1	Ba3	4.250%	06/30/17			384	385,685
Alere, Inc., Term Loan A	Ba3	3.179%	06/30/16			385	384,699
CHS/Community Health Systems, Inc., Extended Term Loan	Ba2	3.761%	01/25/17			2,151	2,148,854
CHS/Community Health Systems, Inc., Incremental Term Loan	Ba2	2.679%	10/25/16			1,131	1,131,824
DaVita HealthCare Partners, Inc., Tranche Term Loan A-3	Ba2	2.680%	11/01/17			3,369	3,363,134
Grifols, Inc., US Tranche Term Loan A	Ba1	3.498%	06/01/16			825	825,000
Hologic, Inc., Refinancing Tranche Term Loan A	Ba2	2.179%	08/01/17			1,791	1,786,834
Lifepoint Hospitals, Inc., Incremental Term Loan B	Ba1	2.680%	07/24/17			1,861	1,865,558
Lifepoint Hospitals, Inc., Term Loan	Ba1	1.930%	07/24/17			1,356	1,354,555
RPI Finance Trust, New Term Loan	Baa2	4.000%	11/09/18			1,789	1,794,229
Universal Health Services, Inc., Tranche Term Loan A-2	Ba2	1.685%	08/15/16			1,827	1,827,203

							16,867,575

Media & Entertainment — 0.1%
ProsiebenSat 1 Media AG (Germany), Facility D	Ba2	2.878%	07/03/18		EUR	1,644	2,218,728

Non-Captive Finance — 0.1%
RBS Worldpay, Inc., Term Loan B	Ba3	5.757%	11/30/19		GBP	2,300	3,747,693

Pipelines & Other
Energy Transfer Equity LP, Term Loan	Ba2	3.750%	03/24/17			979	982,148

Retailers — 0.1%
Alliance Boots Holdings Ltd., Facility B4	B1	3.984%	07/09/17		GBP	2,000	3,213,534

Technology — 0.3%
First Data Corp., New Term Loan 2018B	B1	4.180%	09/24/18			2,800	2,773,168
Freescale Semiconductor, Inc., Tranche Term Loan B-4	B1	5.000%	02/28/20			1,741	1,745,059
Interactive Data Corp., Term Loan B	Ba3	3.750%	02/12/18			3,841	3,824,685

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Technology (cont’d.)
NXP BV (Netherlands), Term Loan	Ba3	4.500%		03/03/17		985	$996,852
Sensata Technologies BV, Term Loan	Baa3	3.750%		05/12/18		585	587,276

							9,927,040

TOTAL BANK LOANS (cost $66,363,176)							67,701,748

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.9%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	AAA(d)	5.924%(c	)	05/10/45		10,210	11,194,754
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	BBB+(d)	5.889%(c	)	07/10/44		7,967	8,744,731
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	Aaa	5.356%		10/10/45		2,600	2,826,481
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	A+(d)	5.742%(c	)	04/10/49		6,232	6,830,332
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(d)	5.620%		02/10/51		7,500	7,597,688
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class AJ	Aaa	4.992%(c	)	11/10/41		500	516,486
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	AAA(d)	5.926%		06/11/50		6,308	6,717,340
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47		5,800	6,018,486
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.885%(c	)	12/10/49		8,775	9,923,358
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	Aaa	6.336%(c	)	12/10/49		3,000	3,418,713
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	Aaa	2.815%		04/10/46		9,000	8,389,671
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48		8,610	9,443,026
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	Aaa	5.293%		12/11/49		1,990	2,032,678
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	Aa3	5.322%		12/11/49	(a)	1,255	1,387,335
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	AA+(d)	5.223%		08/15/48		5,005	5,429,454
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4	AAA(d)	5.567%(c	)	02/15/39		3,320	3,600,112
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AM	AAA(d)	5.567%(c	)	02/15/39		2,840	3,039,910
Commercial Mortgage Pass-Through Certificates, Series 2007-C4, Class A3	Aaa	5.953%(c	)	09/15/39		7,000	7,094,745
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	Aaa	2.540%		12/10/45		2,000	1,842,899
Commercial Mortgage Pass-Through Certificates, Series 2013-CR10, Class A3	Aaa	3.923%		08/10/46		4,000	4,060,764
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46		3,880	3,891,582
Commercial Mortgage Trust, Series 2013-CR7, Class A3	Aaa	2.929%		03/10/46		12,600	11,901,973
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%		04/15/37		8,000	8,346,264
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	AA+(d)	4.333%		10/25/20		2,500	2,730,312
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	AA+(d)	1.610%(c	)	05/25/22		49,078	4,750,323

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	AA+(d)	1.645%(c	)	06/25/22	26,586	$2,655,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	AA+(d)	3.320%(c	)	02/25/23	9,900	9,931,205
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	AA+(d)	1.875%(c	)	08/25/16	19,784	708,679
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	AA+(d)	1.914%(c	)	05/25/19	37,810	3,150,549
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	AA+(d)	1.832%(c	)	07/25/19	37,395	3,042,241
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	7,500	7,075,800
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	AAA(d)	5.238%(c	)	11/10/45	7,000	7,409,633
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG3, Class AJ	Baa1	4.859%(c	)	08/10/42	2,396	2,493,361
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%(c	)	04/10/38	9,134	9,894,131
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	11,300	12,454,272
GS Mortgage Securities Trust, Series 2013-GC13, Class A4	Aaa	3.871%(c	)	07/10/46	10,600	10,655,512
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	Aaa	2.611%		12/15/47	5,000	4,613,771
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	Aaa	5.397%(c	)	12/15/44	3,100	3,159,058
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4	Aaa	5.481%(c	)	12/12/44	5,000	5,377,745
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	Aaa	5.882%(c	)	02/15/51	9,687	10,889,108
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	Aaa	3.139%		06/15/45	4,124	4,172,156
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	AAA(d)	2.875%		12/15/47	14,500	13,642,528
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(d)	5.263%(c	)	11/15/40	3,509	3,781,502
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM.	AA(d)	5.872%(c	)	05/12/39	2,025	2,192,508
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c	)	08/12/43	8,541	9,372,157
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	AA-(d)	5.703%(c	)	02/12/39	930	1,011,396
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%(c	)	12/12/49	17,100	18,665,539
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	Aaa	2.655%		02/15/46	10,000	9,304,360
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	Aaa	2.863%		12/15/48	5,000	4,751,950
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	Aaa	2.834%		05/15/46	7,600	7,152,763
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	Aaa	3.960%		08/15/46	5,000	5,111,730
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4	Aaa	5.597%(c	)	03/12/44	5,096	5,478,006
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	AAA(d)	5.847%(c	)	10/15/42	2,667	2,876,467

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	Aaa	5.447%(c	)	02/12/44		880	$968,698
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	Aaa	2.792%		12/10/45		3,000	2,814,105
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	Aaa	2.920%		03/10/46		13,600	12,815,307
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	Aaa	2.971%		04/10/46		12,200	11,542,957
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	Aa1	5.179%(c	)	07/15/42		3,500	3,717,294
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%(c	)	12/15/44		4,650	4,973,803
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	Aaa	5.416%(c	)	01/15/45		1,085	1,178,958
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765%(c	)	07/15/45		11,312	12,201,929
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	Aaa	5.559%		10/15/48		8,921	9,740,339
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%		10/15/48		11,700	12,845,056
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48		7,096	7,806,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	Aa2	5.509%		04/15/47	(a)	8,500	9,303,514
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.123%(c	)	02/15/51		7,170	7,923,488
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	Aaa	3.986%		07/15/46		6,600	6,726,202

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $440,395,066)							427,311,302

CORPORATE BONDS — 29.4%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	5.250%		04/01/22		2,000	1,985,000

Airlines — 0.3%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	4.150%		04/11/24	(a)	5,150	5,066,312
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	4.000%		10/29/24	(a)	1,250	1,209,375
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa1	5.300%		04/15/19		2,861	3,061,674

							9,337,361

Automotive — 1.1%
Cummins, Inc., Sr. Unsec’d. Notes	A3	4.875%		10/01/43		330	335,346
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	A3	2.375%		08/01/18		4,800	4,807,637
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	A3	2.950%		01/11/17		3,400	3,521,499
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%		02/15/19		2,500	2,656,250
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%		01/15/43	(a)	4,250	3,793,010
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18		9,135	9,063,117
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.750%		05/15/15		3,980	4,071,054
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	4.875%		10/02/23		3,640	3,558,100
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	6.250%		10/02/43		3,335	3,284,975
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	Baa1	2.700%		03/15/17		670	680,418

							35,771,406

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking — 9.0%
American Express Co., Sr. Unsec’d. Notes(h)	A3	2.650%	12/02/22		11,475	$10,539,374
American Express Co., Sr. Unsec’d. Notes	A3	7.000%	03/19/18		610	734,925
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875%	09/27/22	(a)	3,920	3,702,471
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.100%	07/24/23	(a)	1,245	1,237,262
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22		11,210	12,522,265
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%	01/05/21		8,000	9,066,696
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%	06/01/19	(a)	1,795	2,201,142
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%	05/13/21		7,315	7,856,537
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%	05/22/19		2,150	2,568,854
Capital One Bank USA NA, Sub. Notes	Baa1	3.375%	02/15/23	(a)	6,600	6,173,297
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21		2,000	2,116,202
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.375%	03/01/23	(a)	4,650	4,424,791
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	(a)	5,655	6,540,827
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39		2,250	3,124,850
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19		10,500	13,411,041
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36		2,350	2,365,141
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18		14,175	13,859,436
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	3.850%	11/21/22		2,362	2,253,542
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450%	02/28/18		10,420	10,127,823
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21		8,000	8,633,240
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22		8,130	9,013,268
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20		9,350	10,616,869
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37		4,750	4,957,271
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%	03/30/22		2,300	2,340,268
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	05/02/36		8,100	9,171,622
HSBC USA, Inc., Sr. Unsec’d. Notes	A2	2.375%	02/13/15		1,950	1,993,770
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	Baa1	2.600%	08/02/18		4,625	4,627,081
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%	09/25/15		3,465	3,512,159
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%	01/15/16	(a)	4,820	4,813,011
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22		9,245	8,721,668
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.250%	10/15/20		5,900	6,185,997
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21		5,790	5,997,693
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%	01/24/22	(a)	8,500	8,866,367
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	6.300%	04/23/19		6,400	7,498,387
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	A2	4.200%	03/28/17	(a)	2,850	3,050,412
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	A2	6.375%	01/21/21		3,175	3,698,926
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42		1,280	1,448,541
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19		12,600	14,060,642
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	(a)	13,150	14,381,931
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22		3,475	3,310,865
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23	(a)	6,825	6,318,305
PNC Bank NA, Sub. Notes	A3	3.800%	07/25/23		765	748,562
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/18		6,225	6,232,856
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15		1,165	1,190,001
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21		5,425	6,117,659

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15			1,845	$1,898,485
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	Aa3	3.000%	01/18/23			6,720	6,318,722
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22			2,090	1,966,203
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100%	05/08/17			2,375	2,424,740
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%	04/01/21	(a)		6,465	7,020,234
Wells Fargo & Co., Sub. Notes	A3	4.125%	08/15/23	(a)		5,085	4,978,912

							296,941,143

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43			1,975	1,953,856
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16			3,050	3,059,217

							5,013,073

Building Materials & Construction — 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850%	02/01/23			1,786	1,699,945
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	Baa3	5.125%	06/26/22			2,925	2,829,938
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	Baa3	7.125%	06/26/42			2,925	2,786,062

							7,315,945

Cable — 1.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	(a)		4,000	4,590,000
Comcast Corp., Gtd. Notes	A3	4.250%	01/15/33			4,400	4,149,429
Comcast Corp., Gtd. Notes	A3	6.450%	03/15/37			2,900	3,462,339
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42			3,375	2,871,406
DISH DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	(a)		2,500	2,625,000
Lynx I Corp. (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	6.000%	04/15/21		GBP	2,800	4,600,939
NBCUniversal Media LLC, Gtd. Notes	A3	4.450%	01/15/43			5,820	5,378,984
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41			2,750	2,254,962
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37			3,590	3,303,252
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A.	Ba3	6.625%	07/01/20			3,000	3,180,000
Videotron Ltd. (Canada), Gtd. Notes	Ba2	5.000%	07/15/22			3,500	3,325,000

							39,741,311

Capital Goods — 1.1%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22			2,390	2,390,000
Amsted Industries, Inc., Sr. Notes, 144A (original cost $3,191,250; purchased 09/26/13)(f)	Ba3	8.125%	03/15/18	(g)		3,000	3,180,000
Case New Holland, Inc., Gtd. Notes	Ba1	7.875%	12/01/17	(a)		4,000	4,650,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)	Baa1	6.700%	06/01/34	(g)		1,025	1,158,937
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)	Baa1	7.000%	10/15/37	(g)		2,050	2,428,998
General Electric Co, Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42			1,340	1,230,174
Hertz Holdings Netherlands BV, Sr. Sec’d. Notes, RegS	B1	8.500%	07/31/15		EUR	3,710	5,257,481

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Goods (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $699,727; purchased 07/10/12)(f)	Baa3	2.500%	07/11/14	(g)	700	$707,818
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $5,102,437; purchased 09/24/12)(f)	Baa3	2.500%	03/15/16	(a)(g)	5,110	5,204,724
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/14/13)(f)	Baa3	2.875%	07/17/18	(g)	2,100	2,098,585
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $914,112; purchased 05/08/12)(f)	Baa3	3.125%	05/11/15	(g)	915	941,816
SPX Corp., Gtd. Notes	Ba3	6.875%	09/01/17	(a)	2,000	2,220,000
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	(a)	3,390	3,293,049
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		1,950	2,049,787

						36,811,369

Chemicals — 0.4%
Ashland, Inc., Sr. Unsec’d. Notes	Ba1	3.875%	04/15/18		1,010	997,375
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22		9,000	8,287,146
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	5.250%	11/15/41		3,800	3,727,542
LyondellBasell Industries NV, Sr. Unsec’d. Notes	Baa1	6.000%	11/15/21		250	285,332

						13,297,395

Commercial Services & Supplies — 0.1%
President and Fellows of Harvard College, Sr. Notes	Aaa	4.875%	10/15/40		2,010	2,110,373

Electric — 0.7%
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20	(a)	3,250	3,501,875
Commonwealth Edison Co., First Mortgage	A3	6.450%	01/15/38		2,110	2,605,202
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	(a)	2,175	2,332,252
Duke Energy Carolinas LLC, First Mortgage	Aa3	4.250%	12/15/41	(a)	1,350	1,271,236
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31		2,360	2,384,004
Florida Power & Light Co., First Mortgage	Aa3	4.125%	02/01/42	(a)	1,350	1,264,819
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.500%	12/15/41		3,200	2,926,826
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A1	3.800%	01/01/43	(a)	2,950	2,597,543
Puget Sound Energy, Inc., Sr. Sec’d. Notes	A3	4.434%	11/15/41	(a)	3,675	3,511,073
San Diego Gas & Electric Co., First Mortgage	Aa3	3.950%	11/15/41		1,125	1,034,899
Southern Power Co., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/41		1,025	1,011,227

						24,440,956

Energy - Integrated — 0.4%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.450%	09/15/42	(a)	2,350	2,106,439
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39		1,980	2,344,896
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	Baa2	7.250%	11/05/19		1,050	1,193,115
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	Baa2	5.400%	02/14/22		4,175	4,183,826
Sasol Financing International PLC (South Africa), Gtd. Notes	Baa1	4.500%	11/14/22		3,450	3,156,750
TNK-BP Finance SA (Russia), Gtd. Notes, MTN, 144A	Baa2	6.625%	03/20/17		1,200	1,317,000

						14,302,026

Energy - Other — 1.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36		4,850	5,569,895

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy - Other (cont’d.)
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	5.950%	06/01/41		3,935	$4,401,242
Concho Resources, Inc., Gtd. Notes	Ba3	5.500%	04/01/23		2,900	2,863,750
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	4.750%	05/15/42	(a)	1,990	1,815,449
Halliburton Co., Sr. Unsec’d. Notes	A2	4.500%	11/15/41		940	903,428
Halliburton Co., Sr. Unsec’d. Notes	A2	4.750%	08/01/43		1,520	1,502,718
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24		3,110	3,640,983
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	(a)	2,500	2,512,792
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21		1,975	2,056,121
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41		5,250	5,907,967
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.650%	03/15/17	(a)	1,350	1,556,314
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20		7,205	8,832,343
Transocean, Inc., Gtd. Notes	Baa3	2.500%	10/15/17		1,760	1,764,724
Weatherford International Ltd., Gtd. Notes	Baa2	5.950%	04/15/42		3,935	3,767,589
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17		575	606,625

						47,701,940

Foods — 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	A3	7.750%	01/15/19		3,296	4,147,334
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20		2,400	2,424,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa3	3.950%	05/22/23		535	460,100
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250%	09/01/16	(a)	2,000	2,275,000
Cott Beverages, Inc., Gtd. Notes	B3	8.375%	11/15/17		5,400	5,636,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(f)	Ba3	7.250%	06/01/21	(a)(g)	2,990	3,004,950
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	08/23/18		735	864,290
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	B1	12.250%	02/10/22		1,090	1,226,250
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	6.125%	02/01/18		1,375	1,589,831

						21,628,005

Healthcare & Pharmaceutical — 1.1%
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42		1,465	1,301,173
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43		6,615	6,588,408
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.450%	09/15/37		1,020	1,244,388
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba2	5.125%	08/15/18	(a)	3,000	3,052,500
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41		1,655	1,830,554
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18		3,750	4,312,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	(a)	2,000	2,055,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes.	Baa2	3.750%	08/23/22		345	336,139
Mylan, Inc., Gtd. Notes, 144A	Baa3	1.800%	06/24/16		1,260	1,265,211
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18	(a)	375	400,312
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	A3	2.950%	12/18/22		1,100	1,019,182
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	A3	3.650%	11/10/21		4,180	4,148,821
Valeant Pharmaceuticals International, Gtd. Notes, 144A.	B1	6.875%	12/01/18	(a)	2,500	2,643,750
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A	B1	6.750%	08/15/18		1,000	1,070,000
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43		4,730	4,408,109

						35,676,047

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%		11/15/22	(a)	5,000	$4,614,160
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.750%		12/15/37		2,250	2,747,473
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%		02/15/42		4,740	4,974,644
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.300%		08/15/14		1,500	1,570,762
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950%		10/15/42		2,500	2,143,832
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.625%		11/15/41		3,360	3,203,874
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%		02/15/41		363	415,760
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		05/15/42		800	731,642
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%		01/15/43		4,590	4,210,916

							24,613,063

Insurance — 1.9%
Allied World Assurance Co. Ltd., Gtd. Notes	Baa1	5.500%		11/15/20		4,500	4,900,532
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%		06/15/43		460	445,897
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%		12/15/20		7,835	9,232,866
American International Group, Inc., Sr. Unsec’d. Notes(h)	Baa1	8.250%		08/15/18		7,879	9,823,774
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%		05/18/17		1,780	1,989,712
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%		06/01/20		1,700	1,883,918
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	4.500%		02/11/43	(a)	4,160	3,876,513
Chubb Corp. (The), Sr. Unsec’d. Notes	A2	6.000%		05/11/37		1,910	2,270,320
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	Baa1	7.000%		07/15/34		1,500	1,620,200
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes.	Baa3	5.125%		04/15/22		1,410	1,543,200
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%		05/01/42		1,910	2,061,154
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%		03/15/35		950	1,022,210
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.300%		10/09/37		4,200	4,847,283
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%		03/30/43		740	689,163
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A.	A1	5.375%		12/01/41	(a)	1,875	1,945,208
MetLife, Inc., Sr. Unsec’d. Notes	A3	3.048%(c	)	12/15/22		1,155	1,101,108
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%		06/15/35		3,620	4,008,165
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	A2	5.000%(c	)	10/18/42		1,440	1,418,400
Northwestern Mutual Life Insurance Co., Sub. Notes, 144A.	Aa2	6.063%		03/30/40		1,130	1,297,652
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%		06/15/39		2,375	3,214,430
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%		09/15/42		235	222,209
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%		12/16/39		2,916	3,608,702

							63,022,616

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	Baa3	5.750%		07/01/22		3,300	3,415,500
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%		09/15/22		2,170	2,053,675
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%		03/01/22		1,865	1,836,788

							7,305,963

Media & Entertainment — 1.0%
Belo Corp., Gtd. Notes	Ba1	8.000%		11/15/16		3,123	3,267,439
CBS Corp., Gtd. Notes (original cost $ 4,113,516; purchased 06/20/12 - 01/02/13)(f)	Baa2	4.850%		07/01/42	(a)(g)	3,940	3,518,873
CBS Corp., Gtd. Notes (original cost $ 1,583,424; purchased 11/15/11)(f)	Baa2	5.900%		10/15/40	(a)(g)	1,440	1,453,218

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media & Entertainment (cont’d.)
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes	B1	9.125%	08/01/18		6,101	$6,688,221
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	Baa3	6.000%	07/18/20		1,550	1,627,500
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37		1,230	1,337,565
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41		4,380	4,825,096
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17		1,300	1,367,730
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000%	09/15/19		2,525	2,499,750
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41		4,945	5,436,167
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	02/27/42		150	125,146
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	06/15/43		520	464,184
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	5.850%	09/01/43		1,840	1,873,157

						34,484,046

Metals — 1.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	4.250%	08/05/15		4,500	4,635,000
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.100%	05/01/23		2,135	1,880,077
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, RegS	B1	12.500%	07/08/15		2,535	2,649,075
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000%	09/30/43		3,420	3,483,232
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000%	04/01/17	(a)	3,225	3,305,625
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15	(a)	2,000	2,060,000

Peabody Energy Corp., Gtd. Notes	Ba2	6.000%	11/15/18		725	723,188
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Russia), Sr. Unsec’d. Notes, 144A	B2	7.750%	04/27/17	(a)	950	961,875
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40		1,500	1,459,942
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35		2,500	2,626,320
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%	03/15/20	(a)	1,800	1,946,250
Vedanta Resources PLC (India), Sr. Notes, 144A	Ba3	6.000%	01/31/19		1,750	1,662,500
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15		4,690	4,702,761
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17		4,985	4,957,812
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		1,745	1,771,142

						38,824,799

Non-Captive Finance — 0.7%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	05/15/17	(a)	4,000	4,205,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	(a)	7,535	8,317,706
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%	01/10/39		4,150	5,086,024
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875%	09/10/15		3,975	4,054,500

						21,663,230

Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23		3,170	2,845,075

Paper — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)	Baa2	7.375%	12/01/25	(g)	3,620	4,548,465
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		5,100	5,450,625
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		2,410	2,991,355

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Paper (cont’d.)
Rock Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23		1,504	$1,457,186
Rock Tenn Co., Gtd. Notes	Ba1	4.450%	03/01/19		1,120	1,189,620

						15,637,251

Pipelines & Other — 0.8%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	Baa2	5.850%	01/15/41		1,200	1,390,050
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20		9,053	9,695,229
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	6.450%	11/03/36		3,000	3,120,603
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150%	02/01/43		3,075	2,746,298
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.950%	02/01/41		1,600	1,724,366
Nisource Finance Corp., Gtd. Notes	Baa3	4.800%	02/15/44	(a)	2,460	2,203,060
ONEOK Partners LP, Gtd. Notes	Baa2	6.125%	02/01/41		750	758,209
ONEOK Partners LP, Gtd. Notes	Baa2	6.200%	09/15/43		1,000	1,030,163
Sunoco Logistics Partners Operations LP, Gtd. Notes	Baa3	4.950%	01/15/43		3,100	2,761,678
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21		2,100	2,068,840

						27,498,496

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.375%	09/01/42		1,510	1,361,789
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22		4,400	4,633,772
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.750%	05/30/42		1,450	1,383,992
Union Pacific Corp., Sr. Unsec’d. Notes, 144A	Baa1	4.821%	02/01/44		920	930,135

						8,309,688

Real Estate Investment Trusts — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/15		1,520	1,650,015
Simon Property Group LP, Sr. Unsec’d. Notes	A2	2.800%	01/30/17	(a)	535	554,360
Simon Property Group LP, Sr. Unsec’d. Notes	A2	3.375%	03/15/22		405	397,328
Simon Property Group LP, Sr. Unsec’d. Notes	A2	6.125%	05/30/18		510	598,161

						3,199,864

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	6.125%	09/15/39	(a)	1,850	2,114,718
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	6.250%	06/01/27		2,490	2,962,669
Home Depot, Inc (The), Sr. Unsec’d. Notes	A3	4.200%	04/01/43		3,295	2,988,680
Ltd Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	(a)	6,150	6,303,750
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	3.875%	01/15/22		610	604,758
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38		743	957,786

						15,932,361

Technology — 0.5%
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes .	Ba3	8.000%	12/15/18		2,128	2,335,480
CommScope, Inc., Gtd. Notes, 144A (original cost $4,033,000; purchased 02/06/13)(f)	B3	8.250%	01/15/19	(g)	3,700	4,042,250
Fidelity National Information Services, Inc., Gtd. Notes	Baa3	7.875%	07/15/20		3,400	3,757,262
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700%	09/15/22		2,000	1,915,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750%	02/15/21		4,000	4,060,000
Seagate Technology HDD Holdings, Gtd. Notes	Ba1	6.800%	10/01/16		396	447,480

						16,557,472

Telecommunications — 2.1%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		1,690	1,765,761
AT&T, Inc., Sr. Unsec’d. Notes(h)	A3	5.350%	09/01/40		6,260	6,075,643
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.550%	08/15/41		850	843,748

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%(c	)	12/15/30			1,960	$2,902,344
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Baa3	12.000%		12/01/15			8,500	8,893,125
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,723,931; purchased 11/15/11)(f)	Baa3	7.995%		06/01/36	(g)		3,770	3,838,128
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%		10/01/14			2,590	2,744,307
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	A3	2.125%		05/01/18			2,075	2,026,588
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	6.000%		12/01/16	(a)		1,900	2,014,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	7.000%		08/15/20			2,960	3,011,800
Telecom Italia Capital SA (Italy), Gtd. Notes	Baa3	7.721%		06/04/38			590	567,890
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.750%		11/01/41	(a)		835	745,709
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.400%		09/15/33			6,045	6,713,051
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.550%		09/15/43			19,755	22,302,150
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.350%		04/01/39	(a)		3,260	3,982,569
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A (original cost $1,808,766; purchased 01/25/13)(f)	B3	11.750%		07/15/17	(g)	EUR	1,250	1,798,868
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A (original cost $280,000; purchased 06/28/12)(f)	B3	11.750%		07/15/17	(g)		350	371,875

								70,597,556

Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%		05/15/20	(a)		4,000	4,360,000

Tobacco — 0.8%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%		11/10/38			1,900	2,836,284
Altria Group, Inc., Gtd. Notes	Baa1	10.200%		02/06/39			4,300	6,557,595
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%		02/11/18			7,440	7,254,818
Lorillard Tobacco Co., Gtd. Notes	Baa2	7.000%		08/04/41	(a)		1,350	1,419,664
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.375%		11/15/41	(a)		4,300	3,949,877
Reynolds American, Inc., Gtd. Notes	Baa2	6.750%		06/15/17			2,500	2,888,512

								24,906,750

TOTAL CORPORATE BONDS (cost $990,954,755)								971,831,580

MUNICIPAL BONDS — 1.5%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	Aa1	4.839%		01/01/41			2,500	2,620,050

California — 0.5%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	Aa3	6.263%		04/01/49			6,290	7,577,500
Los Angeles California Department, Water & Power Revenue, Series A, BABs	Aa3	5.716%		07/01/39			1,475	1,611,187
Los Angeles California Department, Water & Power Revenue, Series D, BABs	Aa3	6.574%		07/01/45			750	921,510

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
State of California, Taxable, Var. Purp. 3, GO	A1	5.950%	04/01/16		2,745	$3,079,286
State of California, Taxable, Var. Purp., GO, BABs	A1	7.500%	04/01/34		3,170	4,021,652

						17,211,135

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	Aa3	6.078%	12/01/40		1,000	1,128,860

Illinois — 0.2%
City of Chicago IL O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40		2,970	3,363,644
State of Illinois, Taxable, GO	A3	4.421%	01/01/15		1,480	1,523,334

						4,886,978

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	Aa3	5.888%	07/01/43		2,200	2,442,000

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	Aa1	5.792%	11/01/41		400	449,280

New Jersey — 0.2%
New Jersey State Turnpike Authority, BABs	A3	7.102%	01/01/41		1,750	2,199,820
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	A3	7.414%	01/01/40		1,075	1,397,500
Rutgers NJ State University, Revenue Bonds, BABs	Aa3	5.665%	05/01/40		1,920	2,063,443

						5,660,763

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	Aa2	5.882%	06/15/44		4,375	4,969,475
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	Aa1	5.767%	08/01/36		1,320	1,495,666
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.458%	10/01/62		1,940	1,634,896

						8,100,037

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A	Aa1	4.800%	06/01/2111		4,165	3,611,013

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	A1	6.105%	12/01/39		500	558,565
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	A1	5.511%	12/01/45		1,280	1,341,773

						1,900,338

Texas
San Antonio Electric & Gas, Revenue Bonds	Aa1	4.427%	02/01/42		1,270	1,209,091

TOTAL MUNICIPAL BONDS (cost $53,701,404)						49,219,545

NON-CORPORATE FOREIGN AGENCIES — 3.0%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	Aa3	3.000%	05/09/23		1,965	1,766,156
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, RegS	Baa3	6.375%	10/21/16	(a)	3,395	3,823,619
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	11/04/16		3,820	3,934,600

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%		06/29/20			569	$624,148
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	6.510%		03/07/22			3,000	3,210,000
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	9.250%		04/23/19			5,968	7,341,834
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, MTN, 144A	Baa1	8.625%		04/28/34	(a)		2,170	2,593,150
KazMunayGas National Co. JSC (Kazakhstan), Gtd. Notes, MTN, 144A	Baa3	9.125%		07/02/18			5,580	6,835,500
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	Baa3	5.750%		04/30/43			2,350	2,062,125
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%		05/23/18			9,504	9,246,442
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.500%		08/22/17			2,025	2,124,849
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%		05/04/17			595	632,147
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	A1	4.250%		11/02/20	(a)		3,000	3,119,472
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%		09/19/22			4,830	4,449,502
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	4.750%		07/13/21			2,600	2,752,760
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	6.250%		06/17/14			2,566	2,657,555
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	Baa3	7.750%		10/17/16			1,600	1,764,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	Baa3	7.750%		10/17/16			6,970	7,684,425
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	4.300%		05/20/23			1,070	914,850
Petrobras Global Finance BV (Brazil), Gtd. Notes	A3	4.375%		05/20/23	(a)		1,320	1,207,518
Petrobras International Finance Co. (Brazil), Gtd. Notes	A3	5.375%		01/27/21			2,400	2,411,004
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	3.500%		01/30/23			1,920	1,745,226
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	4.875%		01/24/22	(a)		2,485	2,534,700
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		01/21/21			8,000	8,560,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		06/27/44			3,200	2,905,085
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	Ba1	7.390%		12/02/24			3,300	3,960,000
Sberbank of Russia Via SB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	Baa1	5.180%		06/28/19			1,970	2,051,755
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa3	4.125%		08/01/17			1,000	992,456
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	Baa3	4.500%		11/30/15		EUR	1,800	2,509,061
Statoil ASA (Norway), Gtd. Notes	Aa2	4.250%		11/23/41			1,475	1,358,386
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa2	6.875%		05/29/18			1,335	1,435,125

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $105,020,316)								99,207,450

SOVEREIGNS — 6.2%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA(d)	0.400%(c	)	09/23/14			1,000	997,368
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA(d)	2.750%		03/05/15			4,045	4,169,586
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	NR	0.875%		09/14/15			3,750	3,764,250

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
SOVEREIGNS (Continued)
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	AA+(d)	2.875%		09/15/14			4,800	$4,907,184
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%		01/07/41	(a)		2,500	2,493,750
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.125%		01/20/37			2,250	2,643,750
Brazilian Government International Bond (Brazil), Unsec’d. Notes	Baa2	11.000%		06/26/17	(a)	EUR	5,745	10,181,485
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	7.375%		09/18/37			2,915	3,639,378
Hellenic Republic Government Bond (Greece), Bonds	C	2.000%		02/24/23		EUR	3,840	3,210,269
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	4.125%		02/19/18			2,440	2,415,600
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	3.750%		04/25/22			4,950	4,455,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%		05/05/21			2,400	2,376,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	6.875%		01/17/18			2,000	2,225,000
Ireland Government Bond (Ireland), Sr. Unsec’d. Notes	Ba1	4.400%		06/18/19		EUR	8,670	12,458,559
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	6.500%		11/01/27		EUR	7,450	11,778,817
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	Baa2	4.500%		06/08/15		JPY	120,000	1,274,013
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	Baa2	3.450%		03/24/17		JPY	255,000	2,665,236
Kingdom of Belgium (Belgium), Notes, 144A	Aa3	8.875%		12/01/24			2,000	2,840,536
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	2.750%		04/22/23		EUR	17,164	21,902,572
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.250%		07/14/17		EUR	6,115	8,913,813
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%		03/08/44			2,200	1,991,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	6.750%		02/06/24		GBP	1,000	1,918,408
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	11.000%		05/08/17		EUR	750,000	672,051
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	Baa2	1.643%(s	)	05/31/18			3,281	3,025,387
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	Baa2	7.500%		10/14/14		EUR	8,330	11,979,207
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba1	6.250%		03/15/16		EUR	1,900	2,801,753
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	Ba3	3.500%		03/25/15			5,150	5,080,475
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	Ba3	4.750%		06/14/19		EUR	9,635	11,958,959
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.750%		01/20/42			2,500	2,700,000
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes, RegS	Baa2	8.250%		01/15/15	(a)		7,894	8,611,565
Republic of Greece (Greece), Sr. Unsec’d. Notes	C	5.800%		07/14/15		JPY	313,500	2,902,335
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	7.125%		04/16/19			4,600	5,701,672
Romanian Government International (Romania), Sr. Unsec’d. Notes, RegS	Baa3	5.000%		03/18/15		EUR	600	844,666
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.250%		04/04/17	(a)		5,600	5,819,688

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#		Value
SOVEREIGNS (Continued)
South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	Baa1	4.500%	04/05/16		EUR	1,900	$2,734,408
Spain Government Bond (Spain), Bonds	Baa3	4.250%	10/31/16		EUR	7,595	10,848,752
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.000%	03/06/18			4,500	4,573,350
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	6.750%	04/03/18			2,000	2,208,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	7.000%	06/05/20			4,300	4,860,075
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	8.000%	02/14/34			2,350	2,788,275
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	Baa3	6.875%	01/19/16		EUR	300	445,467

TOTAL SOVEREIGNS (cost $204,631,457)							203,777,659

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.5%
Federal Home Loan Mortgage Corp.(k)		0.875%	03/07/18	(a)		4,465	4,361,345
Federal Home Loan Mortgage Corp		1.000%	07/28/17	(a)		8,665	8,638,294
Federal Home Loan Mortgage Corp		1.375%	05/01/20	(a)		18,110	17,235,903
Federal Home Loan Mortgage Corp		2.375%	01/13/22	(a)		25,645	24,960,176
Federal Home Loan Mortgage Corp		3.500%	09/01/42			1,864	1,893,602
Federal Home Loan Mortgage Corp		3.500%	TBA			5,500	5,582,500
Federal Home Loan Mortgage Corp		4.000%	11/01/40			6,172	6,463,372
Federal Home Loan Mortgage Corp		4.500%	12/01/40-07/01/41			13,345	14,234,789
Federal National Mortgage Assoc.(k)		0.875%	02/08/18	(a)		9,275	9,067,620
Federal National Mortgage Assoc.(k)		1.250%	01/30/17			3,430	3,468,461
Federal National Mortgage Assoc		2.500%	TBA			10,000	10,056,250
Federal National Mortgage Assoc		3.000%	05/01/27			1,729	1,792,235
Federal National Mortgage Assoc.		3.000%	TBA			1,000	1,035,312
Federal National Mortgage Assoc		3.500%	04/01/26-09/01/42			60,340	61,652,211
Federal National Mortgage Assoc		3.500%	TBA			10,000	10,517,187
Federal National Mortgage Assoc		3.500%	TBA			49,000	49,880,471
Federal National Mortgage Assoc		3.500%	TBA			139,000	141,041,569
Federal National Mortgage Assoc		4.000%	TBA			48,500	50,871,951
Federal National Mortgage Assoc		4.000%	TBA			29,500	30,841,327
Federal National Mortgage Assoc		4.500%	05/01/39-12/01/40			16,915	18,173,552
Federal National Mortgage Assoc		5.500%	TBA			15,000	16,350,000
Government National Mortgage Assoc		3.500%	TBA			31,000	31,867,033
Government National Mortgage Assoc		4.000%	01/20/40-02/20/41			9,425	10,008,082
Government National Mortgage Assoc		4.000%	TBA			13,500	14,288,906
Government National Mortgage Assoc		4.500%	05/20/40-02/20/41			28,353	30,653,306
Government National Mortgage Assoc		4.500%	TBA			1,500	1,606,406
Government National Mortgage Assoc		4.500%	TBA			500	538,906

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $576,939,069)							577,080,766

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds		2.875%	05/15/43	(a)		8,030	6,815,462
U.S. Treasury Notes		0.750%	12/31/17	(a)		22,510	22,128,388
U.S. Treasury Notes		1.375%	06/30/18	(a)		125,660	125,983,951
U.S. Treasury Notes		1.375%	09/30/18			1,080	1,079,241
U.S. Treasury Notes		1.625%	08/15/22			10,170	9,473,986
U.S. Treasury Notes		2.000%	11/15/21			2,170	2,121,175
U.S. Treasury Notes		2.125%	08/31/20	(a)		8,310	8,383,361
U.S. Treasury Notes		2.375%	07/31/17			27,720	29,149,299
U.S. Treasury Notes		2.500%	08/15/23	(a)		29,335	29,037,074

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	3.125%	05/15/21		34,765	$37,155,094
U.S. Treasury Notes	4.250%	11/15/17		20,705	23,346,502
U.S. Treasury Strips Coupon	1.979%(s)	05/15/22		7,060	5,668,615
U.S. Treasury Strips Coupon	3.196%(s)	05/15/26	(a)	27,000	17,924,679
U.S. Treasury Strips Principal	2.934%(s)	11/15/21		11,460	9,434,055
U.S. Treasury Strips Principal	7.620%(s)	02/15/43		8,500	2,673,514

TOTAL U.S. TREASURY OBLIGATIONS (cost $330,243,820)					330,374,396

TOTAL LONG-TERM INVESTMENTS (cost $3,184,016,426)					3,157,634,009

				Shares
SHORT-TERM INVESTMENT — 21.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund (cost $718,241,992; includes $225,741,446 of cash collateral received for securities on loan) (b)(w)				718,241,992	718,241,992

TOTAL INVESTMENTS — 117.4% (cost $3,902,258,418)					3,875,876,001
Liabilities in excess of other assets(x) — (17.4)%					(575,816,335)

NET ASSETS — 100.0%					$3,300,059,666

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBSW	Australian Bank Bill Rate
Bobl	Bundesobligationen
bps	Basis Points
BROIS	Overnight Brazil CETIP Interbank Deposit
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMAC	General Motors Acceptance Corp.
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MIBOR	Mumbai Interbank Offered Rate
MOS	Moscow Prime Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poors
NZDBBR	New Zealand Bank Bill Rate

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

TBA	To Be Announced
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $219,582,105; cash collateral of $225,741,446 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.

(d)	Standard & Poor’s Rating.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $41,256,500. The aggregate value of $40,750,913 is approximately 1.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2013:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2013	(Depreciation)(1)
Long Positions:
5,021	5 Year U.S. Treasury Notes	Dec. 2013	$600,809,169	$607,776,359	$6,967,190
50	10 Year U.K. Gilt	Dec. 2013	8,851,497	8,929,901	78,404

					7,045,594

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2013	(Depreciation)(1)
Short Positions:
670	2 Year Euro Schatz Index	Dec. 2013	$99,916,909	$100,067,642	$(150,733)
2	2 Year U.S. Treasury Notes	Dec. 2013	439,153	440,531	(1,378)
112	5 Year Euro-Bobl	Dec. 2013	18,674,134	18,855,056	(180,922)
62	10 Year Euro-Bund.	Dec. 2013	11,600,354	11,784,680	(184,326)
1,214	10 Year U.S. Treasury Notes	Dec. 2013	151,277,450	153,438,219	(2,160,769)
391	30 Year U.S. Ultra Treasury Bonds	Dec. 2013	54,653,835	55,558,656	(904,821)

					(3,582,949)

					$3,462,645

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/25/13	Barclays Capital Group	AUD	2,423	$2,227,800	$2,256,200	$28,400
Expiring 10/25/13	Citigroup Global Markets	AUD	3,557	3,212,200	3,311,958	99,758
Expiring 10/25/13	Citigroup Global Markets	AUD	1,757	1,607,600	1,635,952	28,352
Expiring 10/25/13	Citigroup Global Markets	AUD	1,749	1,598,500	1,628,355	29,855
Expiring 10/25/13	Citigroup Global Markets	AUD	1,726	1,592,500	1,607,420	14,920
Expiring 10/25/13	Goldman Sachs & Co.	AUD	1,774	1,597,000	1,651,917	54,917
Expiring 10/25/13	Goldman Sachs & Co.	AUD	1,757	1,613,800	1,635,700	21,900
Expiring 10/25/13	JPMorgan Chase	AUD	2,421	2,214,700	2,254,171	39,471
Expiring 10/25/13	JPMorgan Chase	AUD	1,715	1,591,900	1,596,960	5,060
Expiring 10/25/13	Morgan Stanley	AUD	2,448	2,257,600	2,280,002	22,402
Expiring 10/25/13	UBS AG	AUD	2,677	2,447,312	2,492,851	45,539
Brazilian Real,
Expiring 10/18/13	Citigroup Global Markets	BRL	3,657	1,591,300	1,642,249	50,949
Expiring 10/18/13	Citigroup Global Markets	BRL	3,645	1,606,900	1,636,915	30,015
Expiring 10/18/13	Citigroup Global Markets	BRL	2,312	953,500	1,038,240	84,740
Expiring 10/18/13	Citigroup Global Markets	BRL	1,331	598,688	597,530	(1,158)
British Pound,
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	2,023	3,250,100	3,274,292	24,192
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	1,435	2,237,900	2,322,715	84,815
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	1,021	1,601,400	1,652,818	51,418
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	1,012	1,591,300	1,638,781	47,481
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	1,007	1,589,000	1,629,123	40,123
Expiring 10/25/13	Deutsche Bank	GBP	1,006	1,595,300	1,628,897	33,597
Expiring 10/25/13	Goldman Sachs & Co.	GBP	2,027	3,266,700	3,280,725	14,025
Expiring 10/25/13	Goldman Sachs & Co.	GBP	1,474	2,259,300	2,385,042	125,742
Expiring 10/25/13	JPMorgan Chase	GBP	1,580	2,443,800	2,557,512	113,712
Expiring 10/25/13	JPMorgan Chase	GBP	1,481	2,249,700	2,397,317	147,617
Expiring 10/25/13	JPMorgan Chase	GBP	1,448	2,242,500	2,343,887	101,387
Expiring 10/25/13	JPMorgan Chase	GBP	1,055	1,607,600	1,707,259	99,659
Canadian Dollar,
Expiring 10/22/13	Citigroup Global Markets	CAD	6,411	6,140,994	6,220,946	79,952
Expiring 10/22/13	Citigroup Global Markets	CAD	2,351	2,239,900	2,281,324	41,424
Expiring 10/22/13	Citigroup Global Markets	CAD	1,681	1,598,500	1,630,941	32,441
Expiring 10/22/13	Citigroup Global Markets	CAD	1,674	1,606,900	1,624,550	17,650
Expiring 10/22/13	Citigroup Global Markets	CAD	1,645	1,592,500	1,596,247	3,747
Expiring 10/22/13	Hong Kong & Shanghai Bank	CAD	1,645	1,597,500	1,596,109	(1,391)
Expiring 10/22/13	JPMorgan Chase	CAD	2,519	2,442,000	2,444,294	2,294
Expiring 10/22/13	JPMorgan Chase	CAD	2,338	2,263,900	2,268,840	4,940
Expiring 10/22/13	JPMorgan Chase	CAD	2,335	2,264,700	2,265,467	767
Expiring 10/22/13	JPMorgan Chase	CAD	2,314	2,222,000	2,244,875	22,875
Expiring 10/22/13	JPMorgan Chase	CAD	1,651	1,591,300	1,601,969	10,669
Expiring 10/22/13	JPMorgan Chase	CAD	1,641	1,589,000	1,592,017	3,017

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Canadian Dollar (cont’d.),
Expiring 10/22/13	Morgan Stanley	CAD	1,671	$1,613,800	$1,621,130	$7,330
Expiring 10/22/13	Morgan Stanley	CAD	1,662	1,612,500	1,613,086	586
Chilean Peso,
Expiring 12/11/13	Citigroup Global Markets	CLP	1,995,555	3,870,805	3,912,974	42,169
Expiring 12/11/13	Citigroup Global Markets	CLP	809,539	1,593,800	1,587,380	(6,420)
Chinese Yuan Renminbi,
Expiring 10/08/13	Citigroup Global Markets	CNY	19,777	3,228,470	3,229,359	889
Expiring 10/08/13	Citigroup Global Markets	CNY	13,855	2,255,000	2,262,396	7,396
Expiring 10/08/13	Hong Kong & Shanghai Bank	CNY	19,399	3,166,836	3,167,605	769
Expiring 10/08/13	JPMorgan Chase	CNY	20,419	3,334,142	3,334,244	102
Expiring 10/08/13	UBS AG	CNY	19,465	3,177,694	3,178,414	720
Expiring 10/29/13	Citigroup Global Markets	CNY	8,632	1,365,000	1,408,276	43,276
Expiring 10/29/13	UBS AG	CNY	17,524	2,761,900	2,858,925	97,025
Colombian Peso,
Expiring 10/18/13	Barclays Capital Group	COP	3,058,248	1,613,000	1,601,598	(11,402)
Expiring 10/18/13	Citigroup Global Markets	COP	3,004,179	1,574,600	1,573,283	(1,317)
Expiring 10/23/13	Citigroup Global Markets	COP	6,135,533	3,170,900	3,211,669	40,769
Czech Koruna,
Expiring 10/24/13	Credit Suisse First Boston Corp.	CZK	30,966	1,628,000	1,631,072	3,072
Euro,
Expiring 10/22/13	UBS AG	EUR	959	1,287,419	1,297,461	10,042
Expiring 10/24/13	Barclays Capital Group	EUR	1,678	2,267,606	2,270,772	3,166
Expiring 10/25/13	Barclays Capital Group	EUR	701	934,432	948,324	13,892
Expiring 10/25/13	Citigroup Global Markets	EUR	6,183	8,215,502	8,365,336	149,834
Expiring 10/25/13	Citigroup Global Markets	EUR	4,539	6,054,037	6,140,613	86,576
Expiring 10/25/13	Citigroup Global Markets	EUR	2,661	3,531,783	3,600,222	68,439
Expiring 10/25/13	Citigroup Global Markets	EUR	1,916	2,558,809	2,591,945	33,136
Expiring 10/25/13	Deutsche Bank	EUR	3,609	4,875,200	4,882,255	7,055
Expiring 10/25/13	JPMorgan Chase	EUR	4,404	5,853,359	5,958,875	105,516
Expiring 10/25/13	JPMorgan Chase	EUR	2,409	3,266,700	3,259,359	(7,341)
Expiring 10/25/13	UBS AG	EUR	6,043	8,065,362	8,175,809	110,447
Hungarian Forint,
Expiring 10/15/13	Citigroup Global Markets	HUF	360,134	1,597,000	1,636,216	39,216
Expiring 10/24/13	Barclays Capital Group	HUF	721,641	3,266,700	3,276,325	9,625
Expiring 10/24/13	Citigroup Global Markets	HUF	1,005,604	4,478,428	4,565,544	87,116
Expiring 10/24/13	Citigroup Global Markets	HUF	361,552	1,642,600	1,641,481	(1,119)
Expiring 10/24/13	Citigroup Global Markets	HUF	357,830	1,593,800	1,624,585	30,785
Expiring 10/24/13	Citigroup Global Markets	HUF	355,500	1,589,200	1,614,007	24,807
Expiring 10/24/13	Hong Kong & Shanghai Bank	HUF	357,492	1,597,500	1,623,052	25,552
Indian Rupee,
Expiring 10/17/13	Citigroup Global Markets	INR	556,700	8,997,170	8,844,228	(152,942)
Expiring 11/05/13	Citigroup Global Markets	INR	19,327	317,000	305,340	(11,660)
Expiring 11/05/13	UBS AG	INR	97,367	1,611,100	1,538,224	(72,876)
Expiring 11/05/13	UBS AG	INR	96,818	1,642,800	1,529,560	(113,240)
Expiring 11/05/13	UBS AG	INR	93,113	1,685,300	1,471,018	(214,282)
Israeli Shekel,
Expiring 10/24/13	JPMorgan Chase	ILS	8,038	2,254,200	2,279,946	25,746
Expiring 10/24/13	JPMorgan Chase	ILS	5,763	1,610,900	1,634,589	23,689
Expiring 10/30/13	Citigroup Global Markets	ILS	18,364	5,161,700	5,207,995	46,295
Expiring 10/30/13	Citigroup Global Markets	ILS	5,659	1,592,500	1,604,780	12,280
Expiring 10/30/13	Credit Suisse First Boston Corp.	ILS	22,938	6,410,813	6,505,428	94,615
Expiring 10/30/13	Hong Kong & Shanghai Bank	ILS	5,669	1,589,000	1,607,791	18,791
Expiring 10/30/13	Morgan Stanley	ILS	11,597	3,285,100	3,289,029	3,929
Japanese Yen,
Expiring 10/25/13	Barclays Capital Group	JPY	316,144	3,222,300	3,216,790	(5,510)
Malaysian Ringgit,
Expiring 10/17/13	UBS AG	MYR	5,092	1,613,100	1,560,189	(52,911)
Expiring 10/17/13	UBS AG	MYR	5,009	1,682,500	1,534,772	(147,728)
Expiring 01/16/14	UBS AG	MYR	5,259	1,628,000	1,602,521	(25,479)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso,
Expiring 10/22/13	Citigroup Global Markets	MXN	208,266	$16,590,175	$15,878,684	$(711,491)
Expiring 10/22/13	Citigroup Global Markets	MXN	54,321	4,162,000	4,141,542	(20,458)
Expiring 10/22/13	Citigroup Global Markets	MXN	41,103	3,207,700	3,133,787	(73,913)
Expiring 10/22/13	Citigroup Global Markets	MXN	20,864	1,591,900	1,590,738	(1,162)
Expiring 10/22/13	Citigroup Global Markets	MXN	647	50,847	49,351	(1,496)
Expiring 10/22/13	JPMorgan Chase	MXN	29,445	2,222,000	2,244,933	22,933
Expiring 10/22/13	JPMorgan Chase	MXN	28,316	2,204,400	2,158,843	(45,557)
Expiring 10/22/13	JPMorgan Chase	MXN	28,236	2,249,700	2,152,773	(96,927)
New Zealand Dollar,
Expiring 10/25/13	Barclays Capital Group	NZD	4,091	3,231,369	3,391,329	159,960
Expiring 10/25/13	Barclays Capital Group	NZD	3,628	2,902,600	3,007,277	104,677
Expiring 10/25/13	Citigroup Global Markets	NZD	2,784	2,222,000	2,307,655	85,655
Expiring 10/25/13	Goldman Sachs & Co.	NZD	1,966	1,595,300	1,629,678	34,378
Expiring 10/25/13	Goldman Sachs & Co.	NZD	1,960	1,595,300	1,625,133	29,833
Expiring 10/25/13	Hong Kong & Shanghai Bank	NZD	3,886	3,194,900	3,221,751	26,851
Expiring 10/25/13	Hong Kong & Shanghai Bank	NZD	1,979	1,591,900	1,640,208	48,308
Expiring 10/25/13	JPMorgan Chase	NZD	2,844	2,237,900	2,357,419	119,519
Expiring 10/25/13	JPMorgan Chase	NZD	2,835	2,221,000	2,350,369	129,369
Expiring 10/25/13	JPMorgan Chase	NZD	2,026	1,581,900	1,679,213	97,313
Expiring 10/25/13	Morgan Stanley	NZD	2,033	1,607,600	1,685,002	77,402
Expiring 10/25/13	UBS AG	NZD	2,041	1,617,100	1,692,092	74,992
Norwegian Krone,
Expiring 10/24/13	Citigroup Global Markets	NOK	76,049	12,771,640	12,634,580	(137,060)
Expiring 10/24/13	Citigroup Global Markets	NOK	9,384	1,592,500	1,559,028	(33,472)
Expiring 10/24/13	Credit Suisse First Boston Corp.	NOK	13,496	2,239,900	2,242,239	2,339
Expiring 10/24/13	Deutsche Bank	NOK	9,548	1,581,900	1,586,353	4,453
Expiring 10/24/13	Goldman Sachs & Co.	NOK	9,592	1,613,800	1,593,668	(20,132)
Expiring 10/24/13	Goldman Sachs & Co.	NOK	9,588	1,589,200	1,592,869	3,669
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	29,225	4,884,100	4,855,421	(28,679)
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	15,119	2,547,100	2,511,893	(35,207)
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	9,583	1,591,300	1,592,108	808
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	9,436	1,597,500	1,567,668	(29,832)
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	9,418	1,593,800	1,564,763	(29,037)
Expiring 10/24/13	Morgan Stanley	NOK	13,539	2,222,000	2,249,307	27,307
Expiring 10/24/13	Morgan Stanley	NOK	9,780	1,606,100	1,624,749	18,649
Expiring 10/24/13	Morgan Stanley	NOK	9,569	1,618,600	1,589,699	(28,901)
Peruvian Nuevo Sol,
Expiring 11/04/13	Citigroup Global Markets	PEN	4,533	1,606,000	1,620,306	14,306
Expiring 11/04/13	Citigroup Global Markets	PEN	4,430	1,592,500	1,583,347	(9,153)
Expiring 11/04/13	Citigroup Global Markets	PEN	4,158	1,477,399	1,486,441	9,042
Philippine Peso,
Expiring 10/08/13	Citigroup Global Markets	PHP	400,642	9,314,016	9,202,469	(111,547)
Expiring 10/08/13	UBS AG	PHP	68,077	1,581,900	1,563,682	(18,218)
Expiring 10/17/13	UBS AG	PHP	69,794	1,591,300	1,603,277	11,977
Expiring 10/17/13	UBS AG	PHP	69,407	1,591,900	1,594,374	2,474
Expiring 11/29/13	Citigroup Global Markets	PHP	70,501	1,642,800	1,619,404	(23,396)
Expiring 11/29/13	Citigroup Global Markets	PHP	69,742	1,617,100	1,601,982	(15,118)
Expiring 11/29/13	UBS AG	PHP	68,345	1,585,000	1,569,891	(15,109)
Polish Zloty,
Expiring 10/24/13	Barclays Capital Group	PLN	10,143	3,178,100	3,242,877	64,777
Expiring 10/24/13	Barclays Capital Group	PLN	7,220	2,245,400	2,308,414	63,014
Expiring 10/24/13	Barclays Capital Group	PLN	5,114	1,628,000	1,635,041	7,041
Expiring 10/24/13	Citigroup Global Markets	PLN	10,525	3,280,115	3,364,884	84,769
Expiring 10/24/13	Citigroup Global Markets	PLN	5,072	1,595,300	1,621,485	26,185
Expiring 10/24/13	Citigroup Global Markets	PLN	5,054	1,592,500	1,615,974	23,474
Expiring 10/24/13	Credit Suisse First Boston Corp.	PLN	7,281	2,204,400	2,327,786	123,386
Expiring 10/24/13	Credit Suisse First Boston Corp.	PLN	1,035	317,400	330,795	13,395
Expiring 10/24/13	Deutsche Bank	PLN	7,231	2,214,700	2,311,772	97,072
Expiring 10/24/13	Deutsche Bank	PLN	5,142	1,581,900	1,643,847	61,947

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Polish Zloty (cont’d.),
Expiring 10/24/13	Hong Kong & Shanghai Bank	PLN	5,036	$1,589,000	$1,610,085	$21,085
Expiring 10/24/13	UBS AG	PLN	7,664	2,416,100	2,450,378	34,278
Romanian New Leu,
Expiring 10/24/13	Citigroup Global Markets	RON	16,376	4,855,010	4,964,757	109,747
Expiring 10/24/13	Citigroup Global Markets	RON	8,650	2,588,200	2,622,302	34,102
Expiring 10/24/13	Citigroup Global Markets	RON	5,381	1,633,400	1,631,301	(2,099)
Expiring 10/24/13	JPMorgan Chase	RON	10,734	3,250,100	3,254,238	4,138
Expiring 10/24/13	JPMorgan Chase	RON	5,434	1,617,100	1,647,470	30,370
Expiring 10/24/13	JPMorgan Chase	RON	5,330	1,593,800	1,616,061	22,261
Russian Ruble,
Expiring 10/09/13	Citigroup Global Markets	RUB	135,482	4,203,400	4,174,703	(28,697)
Expiring 10/09/13	Citigroup Global Markets	RUB	73,767	2,206,600	2,273,026	66,426
Expiring 10/09/13	Citigroup Global Markets	RUB	72,868	2,200,600	2,245,350	44,750
Expiring 10/09/13	Citigroup Global Markets	RUB	72,847	2,221,000	2,244,675	23,675
Expiring 10/09/13	Citigroup Global Markets	RUB	66,730	2,099,100	2,056,213	(42,887)
Expiring 10/09/13	Citigroup Global Markets	RUB	53,757	1,676,600	1,656,449	(20,151)
Expiring 10/09/13	Citigroup Global Markets	RUB	53,172	1,603,900	1,638,443	34,543
Expiring 10/09/13	Goldman Sachs & Co.	RUB	67,256	2,099,500	2,072,422	(27,078)
Expiring 10/17/13	Citigroup Global Markets	RUB	105,441	3,183,900	3,244,442	60,542
Expiring 10/17/13	Citigroup Global Markets	RUB	104,783	3,185,100	3,224,182	39,082
Expiring 10/17/13	Citigroup Global Markets	RUB	53,620	1,616,700	1,649,904	33,204
Expiring 10/17/13	Citigroup Global Markets	RUB	52,483	1,589,000	1,614,912	25,912
Expiring 10/17/13	Citigroup Global Markets	RUB	52,134	1,595,300	1,604,159	8,859
Singapore Dollar,
Expiring 10/17/13	Barclays Capital Group	SGD	13,940	11,026,615	11,112,052	85,437
Expiring 10/17/13	Barclays Capital Group	SGD	2,021	1,587,100	1,610,881	23,781
Expiring 10/17/13	Citigroup Global Markets	SGD	6,128	4,805,400	4,884,684	79,284
Expiring 10/17/13	Citigroup Global Markets	SGD	2,020	1,591,300	1,610,091	18,791
Expiring 10/17/13	Goldman Sachs & Co.	SGD	4,095	3,194,000	3,264,010	70,010
Expiring 10/17/13	Morgan Stanley	SGD	6,116	4,811,600	4,874,813	63,213
Expiring 10/17/13	Morgan Stanley	SGD	2,052	1,606,000	1,635,385	29,385
Expiring 10/17/13	UBS AG	SGD	6,148	4,884,100	4,900,328	16,228
Expiring 10/17/13	UBS AG	SGD	2,849	2,259,300	2,270,776	11,476
Expiring 10/17/13	UBS AG	SGD	2,032	1,589,200	1,619,922	30,722
South African Rand,
Expiring 10/30/13	Deutsche Bank	ZAR	15,837	1,574,600	1,569,906	(4,694)
Expiring 10/30/13	Morgan Stanley	ZAR	15,911	1,617,100	1,577,252	(39,848)
South Korean Won,
Expiring 10/04/13	Citigroup Global Markets	KRW	1,821,561	1,585,000	1,694,506	109,506
Expiring 10/04/13	Citigroup Global Markets	KRW	1,802,795	1,583,900	1,677,048	93,148
Expiring 10/04/13	Citigroup Global Markets	KRW	917,411	851,805	853,420	1,615
Expiring 10/17/13	Citigroup Global Markets	KRW	1,773,000	1,574,600	1,647,805	73,205
Expiring 10/17/13	UBS AG	KRW	4,437,407	3,856,770	4,124,073	267,303
Swedish Krona,
Expiring 10/24/13	Deutsche Bank	SEK	41,983	6,327,600	6,528,635	201,035
Expiring 10/24/13	Deutsche Bank	SEK	20,846	3,194,000	3,241,721	47,721
Expiring 10/24/13	Goldman Sachs & Co.	SEK	10,350	1,593,800	1,609,548	15,748
Expiring 10/24/13	Hong Kong & Shanghai Bank	SEK	10,470	1,613,600	1,628,163	14,563
Expiring 10/24/13	Hong Kong & Shanghai Bank	SEK	10,439	1,591,300	1,623,332	32,032
Expiring 10/24/13	Hong Kong & Shanghai Bank	SEK	10,346	1,597,500	1,608,827	11,327
Expiring 10/24/13	Morgan Stanley	SEK	14,771	2,299,600	2,297,040	(2,560)
Expiring 10/24/13	Morgan Stanley	SEK	10,550	1,607,600	1,640,624	33,024
Expiring 10/24/13	UBS AG	SEK	20,856	3,172,900	3,243,218	70,318
Swiss Franc,
Expiring 10/24/13	Citigroup Global Markets	CHF	3,000	3,222,600	3,317,795	95,195
Expiring 10/24/13	Citigroup Global Markets	CHF	2,094	2,255,600	2,315,477	59,877
Expiring 10/24/13	Goldman Sachs & Co.	CHF	2,079	2,299,600	2,299,839	239
Expiring 10/24/13	JPMorgan Chase	CHF	5,898	6,533,500	6,522,719	(10,781)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Taiwan Dollar,
Expiring 11/13/13	Citigroup Global Markets	TWD	39,023	$1,366,100	$1,320,712	$(45,388)
Expiring 11/13/13	UBS AG	TWD	77,982	2,730,000	2,639,298	(90,702)
Expiring 12/06/13	Citigroup Global Markets	TWD	46,914	1,593,800	1,588,336	(5,464)
Expiring 12/06/13	Citigroup Global Markets	TWD	46,877	1,591,300	1,587,083	(4,217)
Thai Baht,
Expiring 11/18/13	Barclays Capital Group	THB	50,220	1,617,100	1,600,584	(16,516)
Expiring 11/18/13	Deutsche Bank	THB	50,139	1,613,100	1,597,992	(15,108)
Expiring 11/18/13	Hong Kong & Shanghai Bank	THB	50,865	1,628,000	1,621,132	(6,868)
Turkish Lira,
Expiring 10/30/13	Citigroup Global Markets	TRY	3,154	1,603,900	1,552,992	(50,908)
Expiring 10/30/13	Citigroup Global Markets	TRY	3,130	1,617,100	1,541,325	(75,775)
Expiring 10/30/13	JPMorgan Chase	TRY	4,344	2,214,700	2,138,811	(75,889)
Expiring 10/30/13	JPMorgan Chase	TRY	4,329	2,221,000	2,131,513	(89,487)
Expiring 10/30/13	Morgan Stanley	TRY	657	320,400	323,285	2,885

				$519,552,722	$523,340,754	$3,788,032

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/25/13	Barclays Capital Group	AUD	3,132	$2,925,100	$2,916,668	$8,432
Expiring 10/25/13	Barclays Capital Group	AUD	2,504	2,255,800	2,331,794	(75,994)
Expiring 10/25/13	Citigroup Global Markets	AUD	3,802	3,564,900	3,540,162	24,738
Expiring 10/25/13	Citigroup Global Markets	AUD	3,511	3,266,700	3,269,722	(3,022)
Expiring 10/25/13	Deutsche Bank	AUD	1,766	1,606,900	1,644,410	(37,510)
Expiring 10/25/13	Goldman Sachs & Co.	AUD	1,430	1,281,100	1,331,276	(50,176)
Expiring 10/25/13	JPMorgan Chase	AUD	3,424	3,226,300	3,188,745	37,555
Expiring 10/25/13	JPMorgan Chase	AUD	2,476	2,264,700	2,305,833	(41,133)
Expiring 10/25/13	JPMorgan Chase	AUD	1,766	1,612,500	1,644,991	(32,491)
Brazilian Real,
Expiring 10/18/13	Citigroup Global Markets	BRL	3,742	1,610,900	1,680,562	(69,662)
Expiring 10/18/13	Citigroup Global Markets	BRL	3,635	1,625,100	1,632,320	(7,220)
British Pound,
Expiring 10/24/13	Goldman Sachs & Co.	GBP	2,006	3,226,300	3,246,768	(20,468)
Expiring 10/25/13	Barclays Capital Group	GBP	2,114	3,222,600	3,422,236	(199,636)
Expiring 10/25/13	Citigroup Global Markets	GBP	7,515	11,533,597	12,163,795	(630,198)
Expiring 10/25/13	Citigroup Global Markets	GBP	2,259	3,494,256	3,656,823	(162,567)
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	1,423	2,222,000	2,302,862	(80,862)
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	1,021	1,589,200	1,653,204	(64,004)
Expiring 10/25/13	Hong Kong & Shanghai Bank	GBP	2,105	3,227,300	3,407,346	(180,046)
Canadian Dollar,
Expiring 10/22/13	Citigroup Global Markets	CAD	4,076	3,905,300	3,955,349	(50,049)
Expiring 10/22/13	Citigroup Global Markets	CAD	3,997	3,864,400	3,878,251	(13,851)
Expiring 10/22/13	Citigroup Global Markets	CAD	2,344	2,255,000	2,274,600	(19,600)
Expiring 10/22/13	JPMorgan Chase	CAD	3,339	3,207,700	3,239,978	(32,278)
Expiring 10/22/13	JPMorgan Chase	CAD	2,322	2,221,000	2,252,999	(31,999)
Expiring 10/22/13	JPMorgan Chase	CAD	1,649	1,591,900	1,599,991	(8,091)
Expiring 10/22/13	JPMorgan Chase	CAD	1,344	1,277,600	1,304,495	(26,895)
Expiring 10/22/13	UBS AG	CAD	1,340	1,287,419	1,299,912	(12,493)
Chilean Peso,
Expiring 12/11/13	Citigroup Global Markets	CLP	1,143,389	2,233,400	2,242,009	(8,609)
Expiring 12/11/13	Citigroup Global Markets	CLP	831,074	1,633,400	1,629,607	3,793
Expiring 12/11/13	Citigroup Global Markets	CLP	822,869	1,625,100	1,613,519	11,581
Chinese Yuan Renminbi,
Expiring 10/29/13	Barclays Capital Group	CNY	10,515	1,693,578	1,715,497	(21,919)
Expiring 10/29/13	UBS AG	CNY	16,269	2,613,000	2,654,066	(41,066)
Colombian Peso,
Expiring 10/18/13	Citigroup Global Markets	COP	4,315,665	2,279,200	2,260,105	19,095

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Colombian Peso (cont’d.),
Expiring 10/23/13	Citigroup Global Markets	COP	7,883,255	$4,069,407	$4,126,521	$(57,114)
Euro,
Expiring 10/25/13	Barclays Capital Group	EUR	1,988	2,683,631	2,689,892	(6,261)
Expiring 10/25/13	Barclays Capital Group	EUR	1,690	2,221,000	2,286,147	(65,147)
Expiring 10/25/13	Barclays Capital Group	EUR	1,419	1,877,221	1,920,354	(43,133)
Expiring 10/25/13	Goldman Sachs & Co.	EUR	1,211	1,601,800	1,638,560	(36,760)
Expiring 10/25/13	JPMorgan Chase	EUR	1,451	1,922,200	1,963,295	(41,095)
Expiring 10/25/13	UBS AG	EUR	1,828	2,447,312	2,473,313	(26,001)
Hungarian Forint,
Expiring 10/24/13	Barclays Capital Group	HUF	1,023,100	4,499,300	4,644,977	(145,677)
Expiring 10/24/13	Citigroup Global Markets	HUF	434,823	1,911,000	1,974,141	(63,141)
Expiring 10/24/13	Citigroup Global Markets	HUF	361,725	1,620,400	1,642,267	(21,867)
Expiring 10/24/13	Morgan Stanley	HUF	359,862	1,618,600	1,633,811	(15,211)
Indian Rupee,
Expiring 03/04/14	Citigroup Global Markets	INR	102,114	1,629,400	1,569,129	60,271
Expiring 03/04/14	Citigroup Global Markets	INR	82,170	1,283,100	1,262,650	20,450
Expiring 03/04/14	UBS AG	INR	251,430	4,365,100	3,863,561	501,539
Expiring 03/04/14	UBS AG	INR	193,545	3,301,400	2,974,076	327,324
Expiring 03/04/14	UBS AG	INR	143,878	2,476,600	2,210,883	265,717
Expiring 03/04/14	UBS AG	INR	77,901	1,343,000	1,197,051	145,949
Israeli Shekel,
Expiring 10/30/13	Deutsche Bank	ILS	5,801	1,627,300	1,645,147	(17,847)
Expiring 10/30/13	JPMorgan Chase	ILS	19,721	5,508,300	5,592,845	(84,545)
Expiring 10/30/13	JPMorgan Chase	ILS	18,347	5,085,400	5,203,143	(117,743)
Expiring 10/30/13	JPMorgan Chase	ILS	11,440	3,237,300	3,244,359	(7,059)
Expiring 10/30/13	Morgan Stanley	ILS	11,547	3,193,800	3,274,776	(80,976)
Japanese Yen,
Expiring 10/25/13	Citigroup Global Markets	JPY	188,784	1,928,600	1,920,893	7,707
Expiring 10/25/13	Goldman Sachs & Co.	JPY	187,579	1,921,700	1,908,629	13,071
Expiring 10/25/13	JPMorgan Chase	JPY	51,913	519,980	528,215	(8,235)
Malaysian Ringgit,
Expiring 10/17/13	Citigroup Global Markets	MYR	5,102	1,613,228	1,563,426	49,802
Expiring 10/17/13	UBS AG	MYR	5,367	1,642,600	1,644,589	(1,989)
Expiring 10/17/13	UBS AG	MYR	4,998	1,549,120	1,531,535	17,585
Mexican Peso,
Expiring 10/22/13	Barclays Capital Group	MXN	29,037	2,292,801	2,213,823	78,978
Expiring 10/22/13	Citigroup Global Markets	MXN	49,480	3,866,700	3,772,490	94,210
Expiring 10/22/13	Citigroup Global Markets	MXN	38,694	2,940,100	2,950,151	(10,051)
Expiring 10/22/13	Citigroup Global Markets	MXN	34,663	2,569,800	2,642,802	(73,002)
Expiring 10/22/13	Citigroup Global Markets	MXN	20,968	1,592,500	1,598,659	(6,159)
Expiring 10/22/13	Hong Kong & Shanghai Bank	MXN	61,827	4,853,000	4,713,813	139,187
Expiring 10/22/13	JPMorgan Chase	MXN	41,909	3,240,800	3,195,204	45,596
Expiring 10/22/13	Morgan Stanley	MXN	37,554	2,899,600	2,863,219	36,381
Expiring 10/22/13	Morgan Stanley	MXN	30,047	2,239,900	2,290,872	(50,972)
Expiring 10/22/13	Morgan Stanley	MXN	28,760	2,257,600	2,192,742	64,858
Expiring 10/22/13	UBS AG	MXN	25,229	1,928,600	1,923,543	5,057
New Zealand Dollar,
Expiring 10/25/13	Citigroup Global Markets	NZD	2,054	1,589,200	1,702,426	(113,226)
Expiring 10/25/13	Deutsche Bank	NZD	5,889	4,861,300	4,881,870	(20,570)
Expiring 10/25/13	Goldman Sachs & Co.	NZD	5,533	4,550,200	4,586,762	(36,562)
Expiring 10/25/13	Goldman Sachs & Co.	NZD	1,636	1,281,100	1,356,514	(75,414)
Expiring 10/25/13	Morgan Stanley	NZD	5,761	4,490,800	4,776,129	(285,329)
Expiring 10/25/13	Morgan Stanley	NZD	4,046	3,227,300	3,354,367	(127,067)
Expiring 10/25/13	Morgan Stanley	NZD	2,847	2,255,800	2,360,030	(104,230)
Norwegian Krone,
Expiring 10/24/13	Barclays Capital Group	NOK	9,708	1,620,400	1,612,941	7,459
Expiring 10/24/13	Deutsche Bank	NOK	13,726	2,242,500	2,280,404	(37,904)
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	21,442	3,513,400	3,562,238	(48,838)
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	18,957	3,190,600	3,149,534	41,066

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Norwegian Krone (cont’d.),
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	17,662	$2,925,100	$2,934,360	$(9,260)
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	9,485	1,595,300	1,575,853	19,447
Expiring 10/24/13	Hong Kong & Shanghai Bank	NOK	9,448	1,595,300	1,569,702	25,598
Expiring 10/24/13	Maxcor Financial	NOK	35,005	5,765,000	5,815,605	(50,605)
Expiring 10/24/13	Morgan Stanley	NOK	38,421	6,450,200	6,383,233	66,967
Expiring 10/24/13	Morgan Stanley	NOK	30,681	5,174,800	5,097,319	77,481
Peruvian Nuevo Sol,
Expiring 11/04/13	Citigroup Global Markets	PEN	4,158	1,469,256	1,486,441	(17,185)
Philippine Peso,
Expiring 10/08/13	Citigroup Global Markets	PHP	468,140	10,498,538	10,752,848	(254,310)
Expiring 10/08/13	UBS AG	PHP	56,713	1,302,400	1,302,657	(257)
Expiring 10/17/13	Citigroup Global Markets	PHP	85,495	1,952,700	1,963,943	(11,243)
Expiring 10/17/13	UBS AG	PHP	71,406	1,627,300	1,640,296	(12,996)
Polish Zloty,
Expiring 10/24/13	Barclays Capital Group	PLN	11,436	3,524,000	3,656,146	(132,146)
Expiring 10/24/13	Barclays Capital Group	PLN	7,118	2,267,606	2,275,696	(8,090)
Expiring 10/24/13	Citigroup Global Markets	PLN	12,398	3,888,200	3,964,008	(75,808)
Expiring 10/24/13	Citigroup Global Markets	PLN	10,396	3,225,100	3,323,839	(98,739)
Expiring 10/24/13	Deutsche Bank	PLN	9,048	2,903,700	2,892,766	10,934
Expiring 10/24/13	Morgan Stanley	PLN	10,377	3,221,700	3,317,834	(96,134)
Expiring 10/24/13	Morgan Stanley	PLN	5,180	1,606,000	1,656,038	(50,038)
Romanian New Leu,
Expiring 10/24/13	Citigroup Global Markets	RON	9,823	2,916,200	2,977,965	(61,765)
Expiring 10/24/13	Citigroup Global Markets	RON	9,751	2,856,800	2,956,380	(99,580)
Expiring 10/24/13	Citigroup Global Markets	RON	5,396	1,592,500	1,635,947	(43,447)
Russian Ruble,
Expiring 10/17/13	Citigroup Global Markets	RUB	290,630	8,681,884	8,942,741	(260,857)
Expiring 10/17/13	Citigroup Global Markets	RUB	157,176	4,875,200	4,836,344	38,856
Expiring 10/17/13	Citigroup Global Markets	RUB	127,980	3,870,100	3,937,975	(67,875)
Expiring 10/17/13	Citigroup Global Markets	RUB	107,174	3,222,300	3,297,751	(75,451)
Expiring 10/17/13	Citigroup Global Markets	RUB	54,503	1,627,300	1,677,071	(49,771)
Expiring 10/17/13	Citigroup Global Markets	RUB	54,174	1,606,100	1,666,945	(60,845)
Expiring 10/17/13	Citigroup Global Markets	RUB	53,414	1,642,600	1,643,549	(949)
Expiring 10/17/13	Citigroup Global Markets	RUB	52,922	1,633,400	1,628,423	4,977
Expiring 10/17/13	Citigroup Global Markets	RUB	52,599	1,628,000	1,618,481	9,519
Expiring 10/17/13	Citigroup Global Markets	RUB	11,525	344,296	354,641	(10,345)
Singapore Dollar,
Expiring 10/17/13	Citigroup Global Markets	SGD	3,094	2,441,000	2,466,659	(25,659)
Expiring 10/17/13	Citigroup Global Markets	SGD	2,883	2,268,100	2,298,416	(30,316)
Expiring 10/17/13	Citigroup Global Markets	SGD	2,860	2,255,000	2,279,626	(24,626)
Expiring 10/17/13	Citigroup Global Markets	SGD	2,052	1,610,200	1,636,031	(25,831)
Expiring 10/17/13	Deutsche Bank	SGD	6,113	4,820,700	4,872,573	(51,873)
Expiring 10/17/13	Deutsche Bank	SGD	4,107	3,221,700	3,274,054	(52,354)
Expiring 10/17/13	Hong Kong & Shanghai Bank	SGD	2,462	1,941,200	1,962,376	(21,176)
Expiring 10/17/13	UBS AG	SGD	6,131	4,884,100	4,886,842	(2,742)
Expiring 10/17/13	UBS AG	SGD	5,480	4,291,358	4,368,233	(76,875)
South African Rand,
Expiring 10/30/13	Citigroup Global Markets	ZAR	16,258	1,581,723	1,611,631	(29,908)
Expiring 10/30/13	Citigroup Global Markets	ZAR	16,020	1,611,300	1,588,081	23,219
South Korean Won,
Expiring 10/04/13	Citigroup Global Markets	KRW	1,904,930	1,675,400	1,772,059	(96,659)
Expiring 10/04/13	UBS AG	KRW	1,882,860	1,680,000	1,751,529	(71,529)
Expiring 10/04/13	UBS AG	KRW	753,977	670,500	701,387	(30,887)
Expiring 10/17/13	Citigroup Global Markets	KRW	917,411	850,952	852,631	(1,679)
Swedish Krona,
Expiring 10/24/13	Citigroup Global Markets	SEK	16,687	2,548,100	2,594,992	(46,892)
Expiring 10/24/13	Citigroup Global Markets	SEK	1,365	210,077	212,329	(2,252)
Expiring 10/24/13	Deutsche Bank	SEK	10,482	1,595,300	1,629,955	(34,655)
Expiring 10/24/13	Deutsche Bank	SEK	10,401	1,620,400	1,617,412	2,988

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Swedish Krona (cont’d.),
Expiring 10/24/13	Hong Kong & Shanghai Bank	SEK	10,460	$1,625,100	$1,626,645	$(1,545)
Expiring 10/24/13	Morgan Stanley	SEK	29,475	4,515,100	4,583,498	(68,398)
Expiring 10/24/13	Morgan Stanley	SEK	21,141	3,222,600	3,287,482	(64,882)
Expiring 10/24/13	Morgan Stanley	SEK	14,882	2,245,400	2,314,165	(68,765)
Swiss Franc,
Expiring 10/24/13	Credit Suisse First Boston Corp.	CHF	5,093	5,443,542	5,633,273	(189,731)
Taiwan Dollar,
Expiring 11/13/13	UBS AG	TWD	117,005	4,029,101	3,960,010	69,091
Thai Baht,
Expiring 11/18/13	Barclays Capital Group	THB	51,000	1,620,400	1,625,437	(5,037)
Expiring 11/18/13	Barclays Capital Group	THB	50,746	1,618,600	1,617,317	1,283
Turkish Lira,
Expiring 10/30/13	Citigroup Global Markets	TRY	9,250	4,733,879	4,554,317	179,562
Expiring 10/30/13	Citigroup Global Markets	TRY	8,760	4,471,783	4,313,061	158,722
Expiring 10/30/13	Deutsche Bank	TRY	5,689	2,902,600	2,801,243	101,357
Expiring 10/30/13	Deutsche Bank	TRY	1,293	647,500	636,691	10,809
Expiring 10/30/13	Goldman Sachs & Co.	TRY	1,942	953,400	956,109	(2,709)
Expiring 10/30/13	JPMorgan Chase	TRY	37,165	17,788,467	18,298,507	(510,040)
Expiring 10/30/13	JPMorgan Chase	TRY	37,165	17,750,049	18,298,507	(548,458)
Expiring 10/30/13	JPMorgan Chase	TRY	6,338	3,225,100	3,120,668	104,432
Expiring 10/30/13	JPMorgan Chase	TRY	2,563	1,281,100	1,262,088	19,012

				$434,984,761	$439,417,244	$(4,432,483)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	31,465	12/14/14	0.351%	3 month LIBOR(1)	$34,193	$ —	$ 34,193	Citigroup Global Markets
	35,340	01/25/16	0.266%	3 month LIBOR(2)	15,500	—	15,500	Citigroup Global Markets
	57,085	08/31/17	0.261%	3 month LIBOR(2)	792,223	—	792,223	Bank of Nova Scotia
	1,700	04/18/18	0.436%	6 month LIBOR(2)	33,405	—	33,405	Citigroup Global Markets
	9,504	05/17/18	0.263%	3 month LIBOR(2)	144,934	—	144,934	Credit Suisse
	2,140	10/02/19	1.291%	3 month LIBOR(1)	(60,830)	—	(60,830)	Barclays Bank International
	86,010	11/15/19	0.264%	3 month LIBOR(2)	2,563,050	—	2,563,050	Citigroup Global Markets
	67,445	11/15/19	1.499%	3 month LIBOR(1)	(1,310,037)	—	(1,310,037)	Citigroup Global Markets
	64,140	02/15/20	1.355%	3 month LIBOR(1)	(2,433,036)	—	(2,433,036)	Morgan Stanley & Co., Inc.
	6,110	04/19/20	0.433%	6 month LIBOR(2)	249,593	—	249,593	Goldman Sachs & Company
	4,340	04/19/20	0.433%	6 month LIBOR(2)	176,262	—	176,262	Citigroup Global Markets
	4,250	12/13/27	2.200%	3 month LIBOR(1)	(499,077)	—	(499,077)	Barclays Bank International
AUD	2,090	12/19/32	4.423%	6 month BBSW(1)	(60,774)	—	(60,774)	Barclays Bank International
AUD	590	12/20/32	4.420%	6 month BBSW(1)	(17,437)	—	(17,437)	Citigroup Global Markets
BRL	12,519	01/01/17	0.000%	1 day BROIS(1)	(285,701)	—	(285,701)	Barclays Bank International
BRL	9,386	01/01/17	0.000%	1 day BROIS(2)	(363,541)	—	(363,541)	Citigroup Global Markets
BRL	57,501	01/02/17	0.000%	1 day BROIS(1)	(426,707)	—	(426,707)	HSBC Securities, Inc.
				6 month
EUR	28,605	12/14/14	0.319%	EURIBOR(2)	(17,295)	—	(17,295)	Citigroup Global Markets
				6 month
EUR	29,470	01/25/16	0.695%	EURIBOR(1)	228,141	—	228,141	Citigroup Global Markets
				6 month
EUR	3,330	12/13/27	0.315%	EURIBOR(2)	145,510	—	145,510	Barclays Bank International
INR	305,000	05/03/23	0.000%	1 day MIBOR(1)	(454,970)	—	(454,970)	Barclays Bank International
				6 month JPY
JPY	410,000	04/18/18	0.418%	LIBOR(1)	12,147	—	12,147	HSBC Securities, Inc.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
				6 month JPY
JPY	1,550,000	04/19/20	0.520%	LIBOR(1)	$3,629	$—	$3,629	Goldman Sachs & Company
				6 month JPY
JPY	1,170,000	04/19/20	0.563%	LIBOR(1)	37,962	—	37,962	Citigroup Global Markets
				6 month JPY
JPY	625,000	05/20/20	0.698%	LIBOR(1)	75,113	—	75,113	Credit Suisse
				6 month JPY
JPY	2,645,000	05/21/20	0.689%	LIBOR(1)	301,275	—	301,275	Credit Suisse
				28 day Mexican
MXN	75,000	12/02/15	5.080%	interbank rate(1)	104,610	—	104,610	Morgan Stanley & Co., Inc.
				28 day Mexican
MXN	119,600	06/20/18	6.020%	interbank rate(1)	321,136	—	321,136	Credit Suisse
				28 day Mexican
MXN	64,200	05/25/22	6.370%	interbank rate(1)	(7,057)	—	(7,057)	Morgan Stanley & Co., Inc.
				28 day Mexican
MXN	155,800	04/28/23	5.100%	interbank rate(1)	(1,389,598)	—	(1,389,598)	Barclays Bank International
				3 month
NZD	3,000	10/25/16	4.000%	NZDBBR(1)	38,337	—	38,337	Citigroup Global Markets
				3 month
NZD	3,000	11/11/16	3.760%	NZDBBR(1)	16,422	—	16,422	Citigroup Global Markets
				3 month
NZD	3,300	03/26/17	3.810%	NZDBBR(1)	(17,764)	—	(17,764)	HSBC Securities, Inc.
NZD	3,470	08/12/18	4.143%	3 month LIBOR(1)	(20,556)	—	(20,556)	Citigroup Global Markets
NZD	2,600	08/13/18	4.218%	3 month LIBOR(1)	(8,149)	—	(8,149)	Barclays Bank International
NZD	2,600	08/13/18	4.160%	3 month LIBOR(1)	(13,756)	—	(13,756)	Citigroup Global Markets
				3 month
NZD	1,970	09/25/22	3.790%	NZDBBR(1)	(126,054)	—	(126,054)	Citigroup Global Markets
NZD	3,525	08/12/23	4.648%	3 month LIBOR(1)	(51,169)	—	(51,169)	Citigroup Global Markets
NZD	2,565	08/13/23	4.730%	3 month LIBOR(1)	(23,327)	—	(23,327)	Barclays Bank International
NZD	2,565	08/13/23	4.668%	3 month LIBOR(1)	(33,930)	—	(33,930)	Citigroup Global Markets
				6 month
PLN	49,900	06/28/18	3.736%	WIBOR(1)	14,739	—	14,739	Citigroup Global Markets
RUB	147,500	05/17/23	7.250%	3 month MOS(1)	(37,827)	—	(37,827)	Credit Suisse
RUB	147,500	05/20/23	7.250%	3 month MOS(1)	(38,637)	—	(38,637)	Credit Suisse
ZAR	100,000	06/25/18	7.420%	3 month JIBAR(1)	129,312	—	129,312	Barclays Bank International
ZAR	20,000	09/03/33	8.970%	3 month JIBAR(1)	88,178	—	88,178	HSBC Securities, Inc.

					$(2,171,558)	$—	$(2,171,558)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
	38,940	08/29/15	0.740%	3 month LIBOR(2)	$189	$(69,842)	$(70,031)
	82,585	02/28/18	1.649%	3 month LIBOR(2)	522	(886,152)	(886,674)
	6,225	09/30/18	0.248%	3 month LIBOR(2)	178	(14,746)	(14,924)
	13,220	08/31/20	2.490%	3 month LIBOR(2)	229	(234,899)	(235,128)
	250	05/09/23	1.955%	3 month LIBOR(1)	2	(14,738)	(14,740)
	48,300	08/07/23	4.248%	3 month LIBOR(1)	—	210,559	210,559
	21,040	08/08/23	4.283%	3 month LIBOR(1)	245	122,567	122,322
	21,040	08/09/23	4.231%	3 month LIBOR(1)	245	75,600	75,355
HUF	202,000	09/02/23	6.085%	6 month BUBOR(1)	8	66,526	66,518
HUF	1,000,000	09/03/23	5.940%	6 month BUBOR(1)	37	277,122	277,085
NZD	51,910	09/01/15	3.858%	3 month LIBOR(1)	168	1,572	1,404
PLN	45,000	09/03/18	3.985%	6 month WIBOR(1)	113	135,950	135,837

					$1,936	$(330,481)	$(332,417)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(2):

CDX.NA.IG.19	12/20/17	1.000%	130,000	$(2,024,675)	$(716,344)	$(1,308,331)	Morgan Stanley & Co., Inc.
CDX.NA.IG.19	12/20/17	1.000%	78,000	(1,214,805)	(444,697)	(770,108)	Deutsche Bank
CDX.NA.IG.19	12/20/17	1.000%	72,000	(1,121,359)	(355,203)	(766,156)	Deutsche Bank
CDX.NA.IG.19	12/20/17	1.000%	40,500	(630,764)	(197,416)	(433,348)	Citigroup Global Markets
CDX.NA.IG.20	06/20/18	1.000%	200,000	(2,514,148)	(2,607,828)	93,680	Banc of America Securities
CDX.NA.IG.20	06/20/18	1.000%	200,000	(2,514,148)	(2,385,606)	(128,542)	Barclays Bank International

				$(10,019,899)	$(6,707,094)	$(3,312,805)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(1):
CDX.NA.HY.17	12/20/16	5.000%	42,720	$3,349,733	$1,845,267	$1,504,466	Deutsche Bank
CDX.NA.HY.17	12/20/16	5.000%	30,000	2,352,340	1,370,833	981,507	Deutsche Bank
CDX.NA.HY.17	12/20/16	5.000%	26,880	2,107,697	1,177,867	929,830	Deutsche Bank
CDX.NA.HY.17	12/20/16	5.000%	15,600	1,223,217	654,333	568,884	Credit Suisse First Boston Corp.

				$9,032,987	$5,048,300	$3,984,687

Reference Entity/Obligation	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(5)
Exchange-traded credit default swaps on credit indices - Buy Protection(2):

CDX.NA.IG.20	06/20/18	110,000	1.000%	$(1,366,493)	$(785,140)	$(581,353)
CDX.NA.IG.21	12/20/18	101,000	1.000%	(929,818)	(971,776)	41,958

				$(2,296,311)	$(1,756,916)	$(539,395)

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2013.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements:
4,465	3 month LIBOR	EUR	3,450	3 Month EURIBOR minus 28.25 bps	Barclays Bank International	10/17/14	$(191,123)	$—	$(191,123)
1,234	3 month LIBOR	EUR	950	3 Month EURIBOR minus 30.5 bps	Barclays Bank International	12/04/14	(48,587)	—	(48,587)
35,059	3 month LIBOR	EUR	26,430	3 Month EURIBOR minus 26.25 bps	Barclays Bank International	01/25/15	(616,106)	—	(616,106)
2,543	3 month LIBOR	EUR	1,950	3 Month EURIBOR minus 31.7 bps	Barclays Bank International	12/14/15	(86,339)	—	(86,339)
14,515	3 month LIBOR	EUR	11,000	3 Month EURIBOR minus 28.25 bps	Barclays Bank International	01/04/16	(318,235)	—	(318,235)
2,108	3 month LIBOR	JPY	210,000	3 Month LIBOR minus 38.429 bps	Barclays Bank International	10/12/16	(18,624)	—	(18,624)
8,760	7.70%	TRY	4,551	3 month LIBOR	Barclays Bank International	07/22/18	(255,701)	—	(255,701)
9,250	7.71%	TRY	4,810	3 month LIBOR	Barclays Bank International	07/23/18	(274,068)	—	(274,068)
29,284	3 month LIBOR	EUR	22,010	3 Month EURIBOR minus 26 bps	Citigroup Global Markets	01/25/15	(425,895)	—	(425,895)
1,748	3 month LIBOR	JPY	170,355	3 Month LIBOR minus 32.75 bps	Citigroup Global Markets	05/05/15	17,715	—	17,715
1,284	3 month LIBOR	JPY	100,000	4.50%	Citigroup Global Markets	06/08/15	245,043	—	245,043
256	3 month LIBOR	JPY	20,000	4.50%	Citigroup Global Markets	06/08/15	49,067	—	49,067
1,562	3 month LIBOR	EUR	1,210	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	09/26/15	(70,356)	—	(70,356)
2,527	3 month LIBOR	EUR	1,920	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	12/18/15	(63,138)	—	(63,138)
706	3 month LIBOR	JPY	55,000	3.45%	Citigroup Global Markets	03/24/17	172,767	—	172,767
2,658	3 month LIBOR	EUR	2,180	4.25%	Citigroup Global Markets	07/14/17	(490,278)	—	(490,278)
269	3 month LIBOR	EUR	220	4.25%	Citigroup Global Markets	07/14/17	(49,931)	—	(49,931)
1,928	3 month LIBOR	EUR	1,500	3 Month EURIBOR minus 29.5 bps	Credit Suisse First Boston Corp.	10/02/14	(96,100)	—	(96,100)
9,884	3 month LIBOR	EUR	7,500	3 Month EURIBOR minus 30.5 bps	Credit Suisse First Boston Corp.	12/20/15	(232,311)	—	(232,311)
5,742	3 month LIBOR	EUR	4,405	3 Month EURIBOR minus 28.75 bps	HSBC Securities, Inc.	10/18/14	(202,066)	—	(202,066)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Currency swap agreements outstanding at September 30, 2013 (continued):

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements (cont’d.)
7,678	3 month LIBOR	EUR	5,760	3 Month EURIBOR minus 25.75 bps	HSBC Securities, Inc.	01/17/15	$(96,666)	$—	$(96,666)
14,199	3 month LIBOR	EUR	10,700	3 Month EURIBOR minus 26 bps	HSBC Securities, Inc.	01/25/15	(244,613)	—	(244,613)
1,333	3 month LIBOR	EUR	1,000	3 Month EURIBOR minus 25.75 bps	HSBC Securities, Inc.	01/25/15	(16,369)	—	(16,369)
74,330	8.69%	TRY	35,770	3 month LIBOR	HSBC Securities, Inc.	09/15/15	1,748,497	—	1,748,497
2,072	3 month LIBOR	EUR	1,600	3 Month EURIBOR minus 30.25 bps	HSBC Securities, Inc.	09/27/15	(87,433)	—	(87,433)
3,268	3 month LIBOR	EUR	2,500	3 Month EURIBOR minus 30.8 bps	HSBC Securities, Inc.	12/17/15	(100,610)	—	(100,610)
5,398	3 month LIBOR	EUR	4,100	3 Month EURIBOR minus 30.25 bps	HSBC Securities, Inc.	12/19/15	(132,443)	—	(132,443)
2,443	3 month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	HSBC Securities, Inc.	09/28/17	(116,496)	—	(116,496)
2,574	3 month LIBOR	EUR	2,000	3 Month EURIBOR minus 28.25 bps	JP Morgan Securities	10/11/14	(124,333)	—	(124,333)
8,528	3 month LIBOR	EUR	6,500	3 Month EURIBOR minus 28.375 bps	JP Morgan Securities	10/19/14	(244,536)	—	(244,536)

							$(2,369,268)	$—	$(2,369,268)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$6,623,473	$—
Collateralized Loan Obligations	—	169,900,042	14,282,894
Non-Residential Mortgage-Backed Securities	—	69,012,187	11,361,132
Residential Mortgage-Backed Securities	—	159,949,835	—
Bank Loans	—	61,162,886	6,538,862
Commercial Mortgage-Backed Securities	—	427,311,302	—
Corporate Bonds	—	962,494,219	9,337,361
Municipal Bonds	—	49,219,545	—
Non-Corporate Foreign Agencies	—	99,207,450	—
Sovereigns	—	203,777,659	—
U.S. Government Agency Obligations	—	577,080,766	—
U.S. Treasury Obligations	—	330,374,396	—
Affiliated Money Market Mutual Fund	718,241,992	—	—
Other Financial Instruments*
Futures Contracts	3,462,645	—	—
Forward Foreign Currency Contracts	—	(644,451)	—
Interest Rate Swap	(332,417)	(2,171,558)	—
Credit Default Swaps	(539,395)	671,882	—
Currency Swap Agreements	—	(2,369,268)	—

Total	$720,832,825	$3,111,600,365	$41,520,249

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds
Balance as of 12/31/12	$—	$—	$—	$10,131,994
Realized gain (loss)	—	—	(6,028)	(3,831)
Change in unrealized appreciation (depreciation)**	(46,568)	(13,650)	340,883	(568,082)
Purchases	14,681,250	12,400,000	2,893,504	—
Sales	(351,788)	(1,025,218)	(3,649,497)	(222,720)
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	6,960,000	—
Transfers out of Level 3	—	—	—	—

Balance as of 09/30/13	$14,282,894	$11,361,132	$6,538,862	$9,337,361

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(287,417) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one bank loan security transferred from Level 2 to Level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker and the cost of the investment.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.2%
COMMON STOCKS — 70.6%
Aerospace & Defense — 1.9%
AAR Corp	30,512	$833,893
Alliant Techsystems, Inc.	37,000	3,609,720
BAE Systems PLC (United Kingdom)	625,210	4,595,205
Ducommun, Inc.*	6,700	192,156
Elbit Systems Ltd. (Israel)	1,594	86,034
Embraer SA (Brazil)	7,600	61,039
Esterline Technologies Corp.*	6,400	511,296
European Aeronautic Defence and Space Co. NV (France)	33,979	2,165,218
Exelis, Inc.	159,900	2,512,029
General Dynamics Corp.	194,800	17,048,896
HEICO Corp.	13,600	921,264
Honeywell International, Inc.	185,400	15,395,616
Huntington Ingalls Industries, Inc.	28,141	1,896,703
L-3 Communications Holdings, Inc.	120,300	11,368,350
Meggitt PLC (United Kingdom)	64,449	572,425
Moog, Inc. (Class A Stock)*	6,900	404,823
Northrop Grumman Corp.	171,700	16,356,142
Raytheon Co.	202,400	15,598,968
Safran SA (France)	81,922	5,045,628
Taser International, Inc.*(a)	57,300	854,343
Teledyne Technologies, Inc.*	21,900	1,859,967
Thales SA (France)	79,152	4,351,229
Triumph Group, Inc.	9,300	653,046
United Technologies Corp.	22,000	2,372,040

		109,266,030

Air Freight & Logistics — 0.4%
CWT Ltd. (Singapore)	132,000	147,399
Deutsche Post AG (Germany)	53,053	1,759,665
Park-Ohio Holdings Corp.*	21,800	837,556
Singapore Post Ltd. (Singapore)	315,000	317,710
United Parcel Service, Inc. (Class B Stock)	246,900	22,559,253
Yamato Holdings Co. Ltd. (Japan)	23,100	521,703

		26,143,286

Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)	572,910	720,675
Alaska Air Group, Inc.	80,200	5,022,124
Allegiant Travel Co.(a)	6,000	632,160
easyJet PLC (United Kingdom)	205,210	4,240,411
International Consolidated Airlines Group SA (United Kingdom)*	48,070	262,666
Japan Airlines Co. Ltd. (Japan)	3,500	212,079
Republic Airways Holdings, Inc.*	26,400	314,160
Ryanair Holdings PLC (Ireland), ADR	2,000	99,480
Spirit Airlines, Inc.*	52,900	1,812,883
Turk Hava Yollari (Turkey)	81,232	309,754

		13,626,392

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	10,300	441,572
Autoneum Holding AG (Switzerland)*	1,978	237,595
Bridgestone Corp. (Japan)	34,200	1,253,378
Cie Automotive SA (Spain)	80,824	804,763
Dana Holding Corp.	62,600	1,429,784
Denso Corp. (Japan)	104,800	4,917,411
Gentex Corp.	85,000	2,175,150
Grammer AG (Germany)	9,905	378,666

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Halla Visteon Climate Control Corp. (South Korea)	3,480	$131,959
Hyundai Mobis (South Korea)	881	234,365
Koito Manufacturing Co. Ltd. (Japan)	6,000	114,419
Modine Manufacturing Co.*	25,600	374,528
Nifco, Inc. (Japan)	3,300	88,406
Plastic Omnium SA (France)	38,430	972,249
Standard Motor Products, Inc.	23,245	747,559
Takata Corp. (Japan)	102,500	2,585,636
Tenneco, Inc.*	5,800	292,900
Tokai Rika Co. Ltd. (Japan)	15,800	336,056
Toyoda Gosei Co. Ltd. (Japan)	22,400	553,781
Toyota Boshoku Corp. (Japan)	73,300	984,979
TS Tech Co. Ltd. (Japan)	2,500	98,874
Valeo SA (France)	34,449	2,940,385

		22,094,415

Automobiles — 1.0%
Daihatsu Motor Co. Ltd. (Japan)	10,000	194,336
Daimler AG (Germany)	86,491	6,743,705
Fiat SpA (Italy)*	45,716	364,823
Ford Motor Co.	1,375,200	23,199,624
Fuji Heavy Industries Ltd. (Japan)	214,000	5,963,247
Geely Automobile Holdings Ltd. (China)	60,000	30,921
Great Wall Motor Co. Ltd. (China) (Class H Stock)	14,000	76,052
Hyundai Motor Co. (South Korea)	3,801	886,823
Kia Motors Corp. (South Korea)	7,787	472,721
Peugeot SA (France)*	294,589	4,845,488
Tata Motors Ltd. (India), ADR	13,000	346,060
Thor Industries, Inc.	55,000	3,192,200
Toyota Motor Corp. (Japan)	159,600	10,236,353
Volkswagen AG (Germany)	1,651	374,539

		56,926,892

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	45,971	4,560,220
Asahi Group Holdings Ltd. (Japan)	22,300	587,062
Cia Cervecerias Unidas SA (Chile)	3,872	51,446
Cia de Bebidas das Americas (Brazil)	1,800	69,034
Coca-Cola Co. (The)	516,700	19,572,596
Coca-Cola Enterprises, Inc.	104,100	4,185,861
Diageo PLC (United Kingdom)	176,839	5,621,288
Dr. Pepper Snapple Group, Inc.	61,700	2,765,394
Fomento Economico Mexicano SAB de CV (Mexico)	46,200	448,252
Heineken Holding NV (Netherlands)	32,916	2,081,119
Kirin Holdings Co. Ltd. (Japan)	50,000	730,009
PepsiCo, Inc.	297,318	23,636,781
Royal UNIBREW (Denmark)	5,684	675,304

		64,984,366

Biotechnology — 1.7%
Acorda Therapeutics, Inc.*	49,200	1,686,576
Actelion Ltd. (Switzerland)*	33,890	2,406,244
Aegerion Pharmaceuticals, Inc.*	21,200	1,817,052
Alexion Pharmaceuticals, Inc.*	67,200	7,805,952
Alnylam Pharmaceuticals, Inc.*	51,120	3,272,191
Amgen, Inc.	169,000	18,917,860
Astex Pharmaceuticals, Inc.*	13,300	112,784
Biogen Idec, Inc.*	84,200	20,271,992

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Celgene Corp.*	159,300	$24,521,049
CSL Ltd. (Australia)	1,303	77,773
Emergent Biosolutions, Inc.*	42,715	813,721
Genomic Health, Inc.*(a)	15,506	474,173
Gilead Sciences, Inc.*(a)	10,100	634,684
ImmunoGen, Inc.*(a)	97,500	1,659,450
Intercept Pharmaceuticals, Inc.*	1,100	75,933
Isis Pharmaceuticals, Inc.*(a)	8,900	334,106
Ligand Pharmaceuticals, Inc. (Class B Stock)*(a)	48,800	2,112,064
Myriad Genetics, Inc.*(a)	8,100	190,350
Pharmacyclics, Inc.*	11,700	1,619,514
Progenics Pharmaceuticals, Inc.*	6,300	31,689
Rigel Pharmaceuticals, Inc.*	19,500	69,810
Targacept, Inc.*	14,708	78,099
United Therapeutics Corp.*(a)	72,000	5,677,200
Vanda Pharmaceuticals, Inc.*	19,800	217,206
Vertex Pharmaceuticals, Inc.*	27,200	2,062,304

		96,939,776

Building Products — 0.4%
A.O. Smith Corp.	197,766	8,939,024
AAON, Inc.	22,500	597,600
American Woodmark Corp.*	2,300	79,695
Armstrong World Industries, Inc.*	14,300	785,928
Central Glass Co. Ltd. (Japan)	25,000	82,961
Fortune Brands Home & Security, Inc.	70,700	2,943,241
Gibraltar Industries, Inc.*	23,000	327,980
Griffon Corp.	12,300	154,242
Insteel Industries, Inc.	3,500	56,350
Lennox International, Inc.	76,895	5,787,118
PGT, Inc.*	17,100	169,461
TOTO Ltd. (Japan)	313,000	4,390,709
Universal Forest Products, Inc.	5,100	214,710

		24,529,019

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	50,850	299,259
Affiliated Managers Group, Inc.*	4,500	821,880
Arlington Asset Investment Corp. (Class A Stock)	31,954	759,866
Ashmore Group PLC (United Kingdom)	116,307	734,084
Azimut Holding SpA (Italy)	181,870	4,159,609
Banca Generali SpA (Italy)	60,806	1,375,300
BGC Partners, Inc. (Class A Stock)	20,000	113,000
BlackRock, Inc.	9,400	2,543,828
Capital Southwest Corp.	1,600	54,736
CETIP SA - Mercados Organizados (Brazil)	2,400	25,340
Daiwa Securities Group, Inc. (Japan)	167,000	1,507,117
Fifth Street Finance Corp.	146,153	1,503,913
Financial Engines, Inc.	14,200	844,048
Franklin Resources, Inc.	39,600	2,001,780
GAMCO Investors, Inc. (Class A Stock)	1,800	136,674
Goldman Sachs Group, Inc. (The)	146,500	23,177,765
Henderson Group PLC (United Kingdom)	219,787	670,986
HFF, Inc. (Class A Stock)	15,595	390,655
ICAP PLC (United Kingdom)	31,084	188,105
Intermediate Capital Group PLC (United Kingdom)	198,987	1,437,153
JMP Group, Inc.	4,800	29,712

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Jupiter Fund Management PLC (United Kingdom)	60,437	$358,436
LPL Financial Holdings, Inc.	4,700	180,057
Manning & Napier, Inc.	3,500	58,380
MCG Capital Corp.	97,600	491,904
Morgan Stanley	606,900	16,355,955
Nomura Holdings, Inc. (Japan)	209,400	1,637,868
Oppenheimer Holdings, Inc. (Class A Stock)	5,800	103,066
Raymond James Financial, Inc.	92,900	3,871,143
Schroders PLC (United Kingdom)	34,175	1,424,833
SEI Investments Co.	46,031	1,422,818
State Street Corp.	251,075	16,508,181
T. Rowe Price Group, Inc.	7,100	510,703
TCP Capital Corp.	12,300	199,506
TD Ameritrade Holding Corp.	57,000	1,492,260
Tetragon Financial Group Ltd. (Guernsey)	22,863	229,316
THL Credit, Inc.	18,300	285,846
UBS AG (Switzerland)*	19,239	394,312
Virtus Investment Partners, Inc.*	3,900	634,296
Waddell & Reed Financial, Inc. (Class A Stock)	102,036	5,252,813
Westwood Holdings Group, Inc.	1,200	57,660

		94,244,163

Chemicals — 1.8%
ADEKA Corp. (Japan)	61,300	727,543
Air Liquide SA (France)	1,497	208,588
Arabian American Development Co.*	4,625	42,088
Asahi Kasei Corp. (Japan)	612,000	4,622,131
Balchem Corp.	4,900	253,575
BASF SE (Germany)	29,697	2,847,954
Borregaard ASA (Norway)	54,277	235,400
CF Industries Holdings, Inc.	26,798	5,649,822
Cytec Industries, Inc.	32,300	2,627,928
Daicel Corp. (Japan)	16,000	144,742
Denki Kagaku Kogyo KK (Japan)	25,000	97,574
EMS-Chemie Holding AG (Switzerland)	8,359	2,957,958
Essentra PLC (United Kingdom)	103,679	1,257,041
Fuller (H.B.) Co.	42,800	1,934,132
FutureFuel Corp.	28,189	506,274
Givaudan SA (Switzerland)*	471	688,404
Hanwha Corp. (South Korea)	8,200	289,092
Hitachi Chemical Co. Ltd. (Japan)	6,000	96,859
Huabao International Holdings Ltd. (Hong Kong)	125,000	52,547
Huntsman Corp.	119,200	2,456,712
Hyosung Corp. (South Korea)	309	20,610
International Flavors & Fragrances, Inc.	25,500	2,098,650
K+S AG (Germany)	10,368	268,026
Kansai Paint Co. Ltd. (Japan)	11,000	146,181
Koppers Holdings, Inc.	31,600	1,347,740
Kuraray Co. Ltd. (Japan)	19,600	235,581
LG Chem Ltd. (South Korea)	400	114,453
Linde AG (Germany)	17,145	3,397,595
LyondellBasell Industries NV (Netherlands) (Class A Stock)	227,000	16,623,210
Minerals Technologies, Inc.	37,332	1,843,081
Mitsubishi Chemical Holdings Corp. (Japan)	77,000	360,804
Nippon Paint Co. Ltd. (Japan)	16,000	256,153
Nissan Chemical Industries Ltd. (Japan)	7,000	105,853
Olin Corp.(a)	3,600	83,052

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
OM Group, Inc.*	26,300	$888,414
Petronas Chemicals Group Bhd (Malaysia)	158,200	332,500
PPG Industries, Inc.	98,200	16,405,292
PTT Global Chemical PCL (Thailand)	129,000	307,241
RPM International, Inc.	36,300	1,314,060
Schulman, (A.), Inc.	30,932	911,257
Sensient Technologies Corp.	10,730	513,860
Symrise AG (Germany)	6,018	266,573
Tosoh Corp. (Japan)	395,000	1,633,975
Tredegar Corp.	5,300	137,800
Valspar Corp. (The)	167,752	10,640,509
Westlake Chemical Corp.	93,900	9,827,574
Yara International ASA (Norway)	110,012	4,542,563
Zeon Corp. (Japan)	249,000	3,193,384

		105,512,355

Commercial Banks — 4.1%
1st Source Corp.	5,400	145,368
Access National Corp.	8,100	115,506
Agricultural Bank of China Ltd. (China) (Class H Stock)	791,000	364,525
Alliance Financial Group Bhd (Malaysia)	13,800	21,207
Alpha Bank A.E. (Greece)*	1,681,686	1,293,186
American National Bankshares, Inc.	2,300	53,360
Aozora Bank Ltd. (Japan)	301,000	893,898
Associated Banc-Corp.	114,800	1,778,252
Australia & New Zealand Banking Group Ltd. (Australia)	17,475	502,446
BancFirst Corp.	2,300	124,361
Banco Bilbao Vizcaya Argentaria SA (Spain)	466,262	5,213,934
Banco Bradesco SA (Brazil)	2,000	31,331
Banco de Chile (Chile)	243,204	36,556
Banco de Credito e Inversiones (Chile)	412	24,305
Banco do Brasil SA (Brazil)	30,000	349,231
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	6,500	161,980
Banco Santander SA (Spain)	139,741	1,139,327
Bancolombia SA (Colombia)	2,000	28,222
BancorpSouth, Inc.(a)	95,517	1,904,609
Bangkok Bank PCL (Thailand)	35,900	226,254
Bank Hapoalim BM (Israel)	55,299	279,823
Bank Mandiri Persero Tbk PT (Indonesia)	122,000	83,776
Bank Negara Indonesia Persero Tbk PT (Indonesia)	611,000	214,817
Bank of China Ltd. (China) (Class H Stock)	1,553,000	709,673
Bank of Communications Co. Ltd. (China) (Class H Stock)	442,000	325,134
Bank of East Asia Ltd. (Hong Kong)	672,800	2,850,049
Bank of Marin Bancorp	700	29,085
Bank Pekao SA (Poland)	6,114	349,502
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	417,500	261,171
Banque Cantonale Vaudoise (Switzerland)	175	96,330
BB&T Corp.	224,200	7,566,750
BBCN Bancorp, Inc.	25,500	350,880
BDO Unibank, Inc. (Philippines)	18,100	31,212
BNP Paribas SA (France)	52,330	3,539,837
BOC Hong Kong Holdings Ltd. (China)	211,000	677,941
BRE Bank SA (Poland)	189	27,193
Capital Bank Financial Corp. (Class A Stock)*	34,100	748,495

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Cathay General Bancorp	114,848	$2,683,998
Chemical Financial Corp.	6,017	167,995
Chiba Bank Ltd. (The) (Japan)	28,000	205,057
China Construction Bank Corp. (China) (Class H Stock)	981,000	756,030
China Development Financial Holding Corp. (Taiwan)	177,000	50,935
China Merchants Bank Co. Ltd. (China) (Class H Stock)	183,500	334,140
Chongqing Rural Commercial Bank (China) (Class H Stock)	200,000	96,510
Citizens & Northern Corp.	2,200	43,868
CoBiz Financial, Inc.	4,100	39,606
Commerce Bancshares, Inc.	25,600	1,121,536
Commonwealth Bank of Australia (Australia)	151,944	10,098,187
Community Trust Bancorp, Inc.	4,100	166,419
CTBC Financial Holding Co, Ltd. (Taiwan)	554,260	361,910
Customers Bancorp, Inc.(a)	34,900	561,890
DnB ASA (Norway)	310,766	4,719,242
E. Sun Financial Holding Co. Ltd. (Taiwan)	61,600	39,927
Eagle Bancorp, Inc.*	11,770	332,973
East West Bancorp, Inc.	142,445	4,551,118
Enterprise Financial Services Corp.	7,300	122,494
Fidelity Southern Corp.	3,922	60,163
Financial Institutions, Inc.	5,600	114,576
First Bancorp	4,100	59,245
First Bancorp/Puerto Rico (Puerto Rico)*	18,800	106,784
First Community Bancshares, Inc.	4,700	76,845
First Financial Holding Co. Ltd. (Taiwan)	94,785	56,716
First Interstate Bancsystem, Inc.	57,700	1,393,455
First Merchants Corp.	11,100	192,363
First Midwest Bancorp, Inc.	34,552	522,081
First NBC Bank Holding Co.*	26,200	638,756
First Niagara Financial Group, Inc.	320,300	3,321,511
FirstMerit Corp.	59,200	1,285,232
Fukuoka Financial Group, Inc. (Japan)	45,000	203,760
Great Southern Bancorp, Inc.	8,500	239,955
Hang Seng Bank Ltd. (Hong Kong)	137,300	2,239,121
Hanmi Financial Corp.	25,917	429,445
Heartland Financial USA, Inc.	6,200	172,732
HomeTrust Bancshares, Inc.*	5,100	84,150
Hong Leong Financial Group Bhd (Malaysia)	27,400	122,016
HSBC Holdings PLC (United Kingdom)	1,175,431	12,722,175
Huntington Bancshares, Inc.	927,100	7,657,846
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,294,000	904,455
International Bancshares Corp.	40,115	867,688
Iyo Bank Ltd. (The) (Japan)	14,000	147,008
Joyo Bank Ltd. (The) (Japan)	32,000	172,142
KBC Groep NV (Belgium)	13,125	645,774
KeyCorp	487,800	5,560,920
Komercni Banka A/S (Czech Republic)	205	45,617
Krung Thai Bank PCL (Thailand)	44,900	27,560
Lakeland Financial Corp.	5,800	189,370
MainSource Financial Group, Inc.	11,700	177,723
MB Financial, Inc.	28,962	817,887
Mega Financial Holding Co. Ltd. (Taiwan)	396,000	324,684
Metro Bancorp, Inc.*	2,500	52,525
Metropolitan Bank & Trust (Philippines)	118,768	226,597

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,383,300	$8,872,981
Mizuho Financial Group, Inc. (Japan)	3,095,600	6,729,689
National Australia Bank Ltd. (Australia)	136,984	4,389,114
NBT Bancorp, Inc.	10,408	239,176
OFG Bancorp (Puerto Rico)	156,314	2,530,724
Old National Bancorp	102,600	1,456,920
Oversea-Chinese Banking Corp. Ltd. (Singapore)	132,000	1,084,746
Pacific Continental Corp.	10,210	133,853
Pacific Mercantile Bancorp*	3,898	24,207
Peoples Bancorp, Inc.	3,200	66,816
PNC Financial Services Group, Inc. (The)	208,300	15,091,335
Popular, Inc. (Puerto Rico)*	2,700	70,821
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	13,821	164,223
PrivateBancorp, Inc.	55,033	1,177,706
Public Bank Bhd (Malaysia)	14,400	78,247
Regions Financial Corp.	861,700	7,979,342
Resona Holdings, Inc. (Japan)	911,400	4,679,136
S.Y. Bancorp, Inc.	3,200	90,656
Sandy Spring Bancorp, Inc.	10,300	239,578
Sberbank of Russia (Russia), ADR	18,378	221,455
Siam Commercial Bank PCL (Thailand)	23,400	116,327
SinoPac Financial Holdings Co. Ltd. (Taiwan)	652,103	299,772
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	456,925	4,843,520
Standard Bank Group Ltd. (South Africa)	2,353	28,092
State Bank of India (India), GDR, RegS	861	44,772
Sterling Financial Corp.	19,600	561,540
Sumitomo Mitsui Financial Group, Inc. (Japan)	164,000	7,941,774
Susquehanna Bancshares, Inc.	56,400	707,820
SVB Financial Group*	17,000	1,468,290
Synovus Financial Corp.	344,600	1,137,180
Taishin Financial Holding Co. Ltd. (Taiwan)	83,000	38,352
Trico Bancshares	7,200	164,016
Trustmark Corp.(a)	8,300	212,480
Turkiye Halk Bankasi A/S (Turkey)	8,259	60,490
Turkiye Is Bankasi (Turkey) (Class C Stock)	21,153	55,925
Umpqua Holdings Corp.	56,700	919,674
United Community Banks, Inc.*	44,000	660,000
United Overseas Bank Ltd. (Singapore)	64,000	1,055,673
Univest Corp. of Pennsylvania	8,100	152,685
VTB Bank OJSC (Russia), GDR, RegS	20,616	54,426
Washington Trust Bancorp, Inc.	3,900	122,577
Webster Financial Corp.	181,998	4,646,409
Wells Fargo & Co.	1,078,700	44,571,884
WesBanco, Inc.	38,203	1,135,775
Western Alliance Bancorp*	5,600	106,008
Westpac Banking Corp. (Australia)	327,473	10,009,779
Wilshire Bancorp, Inc.	33,250	271,985
Wintrust Financial Corp.(a)	11,500	472,305
Yamaguchi Financial Group, Inc. (Japan)	12,000	118,065

		238,160,558

Commercial Services & Supplies — 0.5%
Berendsen PLC (United Kingdom)	23,144	339,863
Brink’s Co. (The)	70,403	1,992,404
Copart, Inc.*	106,000	3,369,740

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Courier Corp.	4,300	$68,026
Dai Nippon Printing Co. Ltd. (Japan)	199,000	2,109,839
Deluxe Corp.	130,800	5,449,128
Downer EDI Ltd. (Australia)	23,100	96,962
Ennis, Inc.	6,700	120,868
G&K Services, Inc. (Class A Stock)	3,900	235,521
Intrum Justitia AB (Sweden)	7,458	199,701
Kimball International, Inc. (Class B Stock)	3,800	42,142
Knoll, Inc.	33,400	565,796
Loomis AB (Sweden) (Class B Stock)	3,714	81,807
Mine Safety Appliances Co.	10,646	549,440
Mineral Resources Ltd. (Australia)	8,185	83,393
Performant Financial Corp.*	41,700	455,364
Rollins, Inc.	34,201	906,668
Secom Co. Ltd. (Japan)	12,900	808,546
Securitas AB (Sweden) (Class B Stock)	120,021	1,370,497
Steelcase, Inc. (Class A Stock)	62,600	1,040,412
Toppan Printing Co. Ltd. (Japan)	136,000	1,099,143
Tyco International Ltd. (Switzerland)	201,600	7,051,968
UniFirst Corp.	18,100	1,890,002
US Ecology, Inc.	7,129	214,797
Viad Corp.	24,400	608,780

		30,750,807

Communications Equipment — 1.1%
Aviat Networks, Inc.*	25,685	66,267
Axis Communications AB (Sweden)	11,294	355,162
Cisco Systems, Inc.	1,332,800	31,214,176
Digi International, Inc.*	6,100	61,061
Extreme Networks*	51,500	268,830
Finisar Corp.*	16,100	364,343
Harmonic, Inc.*	136,800	1,051,992
Harris Corp.	41,900	2,484,670
Netgear, Inc.*	28,375	875,653
Nolato AB (Sweden) (Class B Stock)	8,650	144,249
Pace PLC (United Kingdom)	19,148	78,706
Plantronics, Inc.	87,173	4,014,317
Polycom, Inc.*	380,447	4,154,481
QUALCOMM, Inc.	321,800	21,676,448

		66,810,355

Computers & Peripherals — 1.9%
Advantech Co. Ltd. (Taiwan)	4,000	22,393
Apple, Inc.	136,700	65,171,725
Catcher Technology Co. Ltd. (Taiwan)	60,000	317,535
Cray, Inc.*	20,100	483,807
Datalink Corp.*	13,200	178,464
Electronics For Imaging, Inc.*	35,523	1,125,369
Hewlett-Packard Co.	868,000	18,210,640
Immersion Corp.*	38,200	503,858
Inventec Corp. (Taiwan)	29,000	28,045
Lexmark International, Inc. (Class A Stock)(a)	87,000	2,871,000
Lite-On Technology Corp. (Taiwan)	26,129	44,538
Logitech International SA (Switzerland)	25,377	223,366
QLogic Corp.*	18,700	204,578
SanDisk Corp.	88,100	5,242,831
Seiko Epson Corp. (Japan)	105,600	1,743,581
Western Digital Corp.	200,700	12,724,380
Wincor Nixdorf AG (Germany)	27,626	1,723,809

		110,819,919

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering — 0.5%
Acs Actividades de Construccion y Servicios SA (Spain)	5,583	$177,783
AECOM Technology Corp.*	210,400	6,579,208
China Communications Construction Co. Ltd. (China) (Class H Stock)	326,000	257,754
China Railway Construction Corp. Ltd. (China) (Class H Stock)	277,000	293,388
China Railway Group Ltd. (China) (Class H Stock)	251,000	137,608
China State Construction International Holdings Ltd. (China)	22,000	35,471
Ellaktor SA (Greece)*	54,622	180,919
EMCOR Group, Inc.	53,200	2,081,716
Ferrovial SA (Spain)	166,774	3,003,673
Furmanite Corp.*	10,300	101,970
Implenia AG (Switzerland)*	8,971	541,665
Jacobs Engineering Group, Inc.*	27,800	1,617,404
JGC Corp. (Japan)	5,000	181,024
KBR, Inc.	115,305	3,763,555
Keller Group PLC (United Kingdom)	4,819	81,058
Kyowa Exeo Corp. (Japan)	24,600	289,974
MACA Ltd. (Australia)	48,503	112,065
Mota-Engil SGPS SA (Portugal)	40,485	160,674
NCC AB (Sweden) (Class B Stock)	4,021	119,672
Obrascon Huarte Lain SA (Spain)	34,697	1,317,242
Orion Marine Group, Inc.*	11,900	123,879
Pike Electric Corp.	24,600	278,472
Primoris Services Corp.	13,565	345,501
Quanta Services, Inc.*	179,000	4,924,290
Skanska AB (Sweden) (Class B Stock)	39,989	769,642
Taikisha Ltd. (Japan)	3,400	81,089
Vinci SA (France)	26,120	1,520,614

		29,077,310

Construction Materials — 0.1%
BBMG Corp. (China) (Class H Stock)	335,000	224,679
Cemex Latam Holdings SA (Colombia)	21,309	167,674
China Resources Cement Holdings Ltd. (Hong Kong)	394,000	262,088
Eagle Materials, Inc.	64,700	4,693,985
Headwaters, Inc.*	44,900	403,651
HeidelbergCement AG (Germany)	7,454	575,971
Imerys SA (France)	5,588	390,162
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	19,500	30,322
United States Lime & Minerals, Inc.*	1,200	70,320

		6,818,852

Consumer Finance — 0.2%
Cash America International, Inc.(a)	4,600	208,288
Compartamos SAB de CV (Mexico)	22,700	42,280
Credit Acceptance Corp.*	5,600	620,536
DFC Global Corp.*	80,700	886,893
Discover Financial Services	146,600	7,409,164
EZCORP, Inc. (Class A Stock)*	30,700	518,216
Nelnet, Inc. (Class A Stock)	87,400	3,360,530
Provident Financial PLC (United Kingdom)	25,176	677,107

		13,723,014

Containers & Packaging — 0.4%
Greif, Inc. (Class A Stock)	32,352	1,586,219

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Myers Industries, Inc.	9,300	$187,023
Packaging Corp. of America	130,342	7,441,225
Rock-Tenn Co. (Class A Stock)	86,900	8,800,363
Silgan Holdings, Inc.	21,100	991,700
Smurfit Kappa Group PLC (Ireland)	194,208	4,391,014
Sonoco Products Co.	7,300	284,262

		23,681,806

Distributors
Core-Mark Holding Co., Inc.	14,300	950,092
Imperial Holdings Ltd. (South Africa)	2,490	54,090
Inchcape PLC (United Kingdom)	22,996	227,054
LKQ Corp.*	4,600	146,556

		1,377,792

Diversified Consumer Services — 0.1%
American Public Education, Inc.*	3,100	117,180
Bridgepoint Education, Inc.*	5,800	104,632
Bright Horizons Family Solutions, Inc.*	16,000	573,280
Capella Education Co.*	11,200	633,472
Estacio Participacoes SA (Brazil)	2,300	17,860
Grand Canyon Education, Inc.*	1,900	76,532
Kroton Educacional SA (Brazil)	2,400	34,165
Service Corp. International	280,900	5,230,358
Weight Watchers International, Inc.	900	33,633

		6,821,112

Diversified Financial Services — 2.1%
Banca IFIS SpA (Italy)	16,375	219,309
Bank of America Corp.	1,147,700	15,838,260
Berkshire Hathaway, Inc. (Class B Stock)*	170,786	19,385,919
Bolsas y Mercados Espanoles SA (Spain)	4,033	127,940
Challenger Ltd. (Australia)	588,766	3,023,746
Citigroup, Inc.	723,100	35,077,581
Corporacion Financiera Colombiana SA (Colombia)	14,489	297,641
FirstRand Ltd. (South Africa)	127,064	423,811
Fubon Financial Holding Co. Ltd. (Taiwan)	92,000	127,329
IG Group Holdings PLC (United Kingdom)	165,453	1,550,211
Industrivarden AB (Sweden) (Class C Stock)	84,654	1,558,318
Investor AB (Sweden) (Class B Stock)	161,544	4,899,227
JPMorgan Chase & Co.	730,000	37,733,700
London Stock Exchange Group PLC (United Kingdom)	9,922	246,823
Marlin Business Services Corp.	8,000	199,680
McGraw Hill Financial, Inc.	26,500	1,738,135
MSCI, Inc.*	33,500	1,348,710
Pohjola Bank PLC (Finland) (Class A Stock)	61,921	1,031,945

		124,828,285

Diversified Telecommunication Services — 1.4%
8x8, Inc.*(a)	90,600	912,342
AT&T, Inc.(a)	864,500	29,237,390
Atlantic Tele-Network, Inc.	5,600	291,928
Belgacom SA (Belgium)	169,346	4,504,093
Bezeq Israeli Telecommunication Corp. Ltd. (The) (Israel)	1,089,731	2,003,790
BT Group PLC (United Kingdom)	608,804	3,370,806
Cbeyond, Inc.*	24,100	154,481
CenturyLink, Inc.(a)	415,900	13,050,942
China Unicom Hong Kong Ltd. (China)	172,000	266,890

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Chorus Ltd. (New Zealand)	111,859	$250,790
Cincinnati Bell, Inc.*	12,900	35,088
Deutsche Telekom AG (Germany)	192,393	2,786,493
IDT Corp. (Class B Stock)	14,700	260,925
KT Corp. (South Korea)	8,420	282,002
LG Uplus Corp. (South Korea)*	2,660	28,593
Nippon Telegraph & Telephone Corp. (Japan)	106,100	5,522,576
Orange SA (France)	102,862	1,287,996
Premiere Global Services, Inc.*	42,517	423,469
TDC A/S (Denmark)	175,299	1,483,321
Telecom Corp of New Zealand Ltd. (New Zealand)	102,249	197,238
Telekom Malaysia Bhd (Malaysia)	13,600	21,863
Telenor ASA (Norway)	39,595	904,882
TeliaSonera AB (Sweden)	134,336	1,027,798
Telstra Corp. Ltd. (Australia)	616,818	2,862,147
Turk Telekomunikasyon A/S (Turkey)	6,969	24,263
Verizon Communications, Inc.	209,800	9,789,268
Vonage Holdings Corp.*	49,200	154,488

		81,135,862

Electric Utilities — 0.8%
American Electric Power Co., Inc.	127,200	5,514,120
CEZ A/S (Czech Republic)	2,224	57,498
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	134,000	929,409
Chubu Electric Power Co., Inc. (Japan)	37,500	515,111
Chugoku Electric Power Co., Inc. (The) (Japan)	15,800	251,469
Edison International	101,700	4,684,302
EDP - Energias de Portugal SA (Portugal)	379,345	1,385,858
El Paso Electric Co.	47,592	1,589,573
Electricite de France SA (France)	13,443	425,228
Great Plains Energy, Inc.	99,812	2,215,826
Hokkaido Electric Power Co., Inc. (Japan)*	9,500	128,222
Hokuriku Electric Power Co. (Japan)	8,700	127,318
Iberdrola SA (Spain)	835,968	4,859,233
IDACORP, Inc.	122,000	5,904,800
Kansai Electric Power Co., Inc. (The) (Japan)*	41,100	528,714
Kyushu Electric Power Co., Inc. (Japan)*	23,000	329,092
OGE Energy Corp.	94,700	3,417,723
PNM Resources, Inc.	34,200	773,946
Power Assets Holdings Ltd. (Hong Kong)	79,000	707,299
PPL Corp.	26,300	798,994
Shikoku Electric Power Co., Inc. (Japan)*	8,900	151,598
Tenaga Nasional Bhd (Malaysia)	137,300	380,531
Tohoku Electric Power Co., Inc. (Japan)*	24,500	301,804
Tokyo Electric Power Co., Inc. (The) (Japan)*	87,100	542,620
Xcel Energy, Inc.	437,693	12,084,704

		48,604,992

Electrical Equipment — 0.4%
AMETEK, Inc.	73,600	3,387,072
Babcock & Wilcox Co. (The)	72,300	2,437,956
Brady Corp. (Class A Stock)	29,200	890,600
Coleman Cable, Inc.	21,500	453,865
Emerson Electric Co.	91,300	5,907,110
EnerSys, Inc.	1,900	115,197

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Fuji Electric Co. Ltd. (Japan)	160,000	$654,501
Generac Holdings, Inc.(a)	11,800	503,152
Hubbell, Inc. (Class B Stock)	14,000	1,466,360
Legrand SA (France)	14,144	784,948
LSI Industries, Inc.	3,900	32,916
Nidec Corp. (Japan)	5,800	488,668
OSRAM Licht AG (Germany)*	2,029	95,249
Preformed Line Products Co.	1,700	122,281
Regal-Beloit Corp.	42,400	2,880,232
Rockwell Automation, Inc.	5,000	534,700
Schneider Electric SA (France)	13,116	1,109,845
Thermon Group Holdings, Inc.*	24,800	573,128
Zhuzhou CSR Times Electric Co. Ltd. (China) (Class H Stock)	6,000	19,552

		22,457,332

Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.*(a)	112,400	5,454,772
AU Optronics Corp. (Taiwan)*	110,000	41,092
Avnet, Inc.	233,084	9,721,933
Barco NV (Belgium)	9,014	712,986
Benchmark Electronics, Inc.*	21,215	485,611
Enplas Corp. (Japan)	17,200	1,092,593
Fabrinet (Cayman Islands)*	21,100	355,324
FUJIFILM Holdings Corp. (Japan)	195,800	4,718,751
Hirose Electric Co. Ltd. (Japan)	1,800	277,074
Hon Hai Precision Industry Co. Ltd. (Taiwan)	41,800	107,273
Hoya Corp. (Japan)	159,500	3,772,927
Ingenico (France)	17,252	1,243,248
Ingram Micro, Inc. (Class A Stock)*	202,000	4,656,100
Innolux Corp (Taiwan)*	588,000	282,464
Insight Enterprises, Inc.*	30,400	575,168
Jabil Circuit, Inc.	57,400	1,244,432
Jenoptik AG (Germany)	16,033	250,824
Keyence Corp. (Japan)	2,700	1,027,333
Kingboard Chemical Holdings Ltd. (Hong Kong)	8,500	21,886
Largan Precision Co. Ltd. (Taiwan)	9,000	302,806
Littelfuse, Inc.	22,700	1,775,594
Multi-Fineline Electronix, Inc.*	10,800	175,176
Murata Manufacturing Co. Ltd. (Japan)	28,400	2,175,558
Omron Corp. (Japan)	11,900	431,063
PC Connection, Inc.	17,100	258,039
Rofin-Sinar Technologies, Inc.*	2,600	62,946
Sanmina Corp.*	59,000	1,031,910
ScanSource, Inc.*	41,100	1,422,060
TE Connectivity Ltd. (Switzerland)	225,000	11,650,500
Tech Data Corp.*	13,800	688,758
Truly International Holdings (Hong Kong)	2,418,000	1,406,589
TTM Technologies, Inc.*	23,670	230,783
Vishay Intertechnology, Inc.*(a)	117,300	1,511,997
Zhen Ding Technology Holding Ltd. (Taiwan)	103,000	245,035

		59,410,605

Energy Equipment & Services — 1.3%
Atwood Oceanics, Inc.*	3,402	187,246
Bristow Group, Inc.	29,600	2,153,696
C&J Energy Services, Inc.*	7,000	140,560
China Oilfield Services Ltd. (China) (Class H Stock)	72,000	180,695

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Dawson Geophysical Co.*	6,000	$194,820
Diamond Offshore Drilling, Inc.	92,900	5,789,528
Dril-Quip, Inc.*	43,700	5,014,575
Ensco PLC (United Kingdom) (Class A Stock)	279,449	15,020,384
Global Geophysical Services, Inc.*	16,900	45,799
Gulf Island Fabrication, Inc.	6,600	161,766
Helix Energy Solutions Group, Inc.*(a)	33,500	849,895
Hornbeck Offshore Services, Inc.*	1,300	74,672
Matrix Service Co.*	39,800	780,876
Oceaneering International, Inc.	83,207	6,759,737
Oil States International, Inc.*	38,600	3,993,556
Parker Drilling Co.*	33,800	192,660
Sapurakencana Petroleum Bhd (Malaysia)*	45,300	51,297
Schlumberger Ltd.	225,000	19,881,000
SEACOR Holdings, Inc.(a)	4,300	388,892
Seadrill Ltd. (Norway)	2,833	127,239
Superior Energy Services, Inc.*	388,100	9,718,024
Transocean Ltd.	20,413	907,217
Unit Corp.*	19,568	909,716

		73,523,850

Food & Staples Retailing — 1.7%
Aeon Co. Ltd. (Japan)	31,300	432,034
Andersons, Inc. (The)	11,500	803,850
Axfood AB (Sweden)	3,658	178,626
Carrefour SA (France)	27,109	929,833
Casino Guichard Perrachon SA (France)	40,767	4,202,311
Controladora Comercial Mexicana SAB de CV (Mexico)	5,000	21,269
CP ALL PCL (Thailand)	54,600	61,530
CVS Caremark Corp.	401,200	22,768,100
Delhaize Group SA (Belgium)	5,610	353,563
E-Mart Co. Ltd. (South Korea)	1,452	327,167
J Sainsbury PLC (United Kingdom)	767,664	4,865,277
Koninklijke Ahold NV (Netherlands)	136,444	2,363,922
Kroger Co. (The)	433,880	17,502,719
Magnit OJSC (Russia), GDR, RegS	7,058	435,832
President Chain Store Corp. (Taiwan)	28,000	202,246
Rallye SA (France)	23,602	862,732
Spar Group Ltd. (The) (South Africa)	2,222	26,824
Spartan Stores, Inc.	21,800	480,908
SUPERVALU, Inc.*	30,400	250,192
UNY Group Holdings Co. Ltd. (Japan)	320,000	2,067,784
Village Super Market, Inc. (Class A Stock)	6,900	262,338
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	68,700	179,813
Wal-Mart Stores, Inc.	421,700	31,188,932
Weis Markets, Inc.	4,000	195,760
Wesfarmers Ltd. (Australia)	9,554	367,029
WM Morrison Supermarkets PLC (United Kingdom)	1,081,979	4,905,698
Woolworths Ltd. (Australia)	31,533	1,030,437

		97,266,726

Food Products — 1.6%
Ajinomoto Co., Inc. (Japan)	33,000	434,186
Archer-Daniels-Midland Co.	291,300	10,731,492
Austevoll Seafood ASA (Norway)	38,863	216,498
Cal-Maine Foods, Inc.	10,800	519,480
Chiquita Brands International, Inc.*	22,600	286,116

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Dairy Crest Group PLC (United Kingdom)	21,803	$160,708
Darling International, Inc.*	137,768	2,915,171
Dean Foods Co.*	224,300	4,328,990
Felda Global Ventures Holdings Bhd (Malaysia)	15,000	19,337
First Resources Ltd. (Singapore)	275,000	418,841
GrainCorp Ltd. (Australia) (Class A Stock)	11,006	126,988
Green Mountain Coffee Roasters, Inc.*(a)	46,300	3,487,779
Greencore Group PLC (Ireland)	465,639	1,111,895
Hershey Co. (The)(a)	62,700	5,799,750
Hillshire Brands Co.	101,300	3,113,962
Indofood Sukses Makmur Tbk PT (Indonesia)	58,500	35,586
Ingredion, Inc.	220,600	14,597,102
IOI Corp. Bhd (Malaysia)	182,600	300,612
J&J Snack Foods Corp.	1,100	88,792
J.M. Smucker Co. (The)	11,100	1,165,944
JBS SA (Brazil)	91,700	319,417
J-Oil Mills, Inc. (Japan)	32,000	102,084
Kraft Foods Group, Inc.	141,300	7,409,772
Lancaster Colony Corp.	2,300	180,067
M Dias Branco SA (Brazil)	400	18,496
Marine Harvest ASA (Norway)	3,983,678	4,254,277
Nestle SA (Switzerland)	148,169	10,332,435
Nippon Flour Mills Co. Ltd. (Japan)	68,000	341,957
Nippon Meat Packers, Inc. (Japan)	10,000	143,528
Nutreco NV (Netherlands)	44,407	2,318,767
Omega Protein Corp.*	21,544	219,102
Pilgrim’s Pride Corp.*	225,330	3,783,291
Pinnacle Foods, Inc.	73,300	1,940,251
Post Holdings, Inc.*	3,200	129,184
Sanderson Farms, Inc.	35,200	2,296,448
Seaboard Corp.	82	225,336
Suedzucker AG (Germany)	148,341	4,367,884
Tassal Group Ltd. (Australia)	85,855	245,888
Tiger Brands Ltd. (South Africa)	2,217	66,055
Unilever NV (Netherlands), CVA	68,778	2,625,029
Uni-President Enterprises Corp. (Taiwan)	198,220	369,319
Wilmar International Ltd. (Singapore)	84,000	212,339

		91,760,155

Gas Utilities — 0.3%
Atmos Energy Corp.	105,583	4,496,780
Chesapeake Utilities Corp.	19,800	1,039,302
GAIL India Ltd. (India), GDR, RegS	5,592	173,688
Gas Natural SDG SA (Spain)	19,729	412,477
Laclede Group, Inc. (The)	6,400	288,000
New Jersey Resources Corp.	10,100	444,905
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	121,000	54,364
Questar Corp.	34,400	773,656
Southwest Gas Corp.	31,621	1,581,050
UGI Corp.	170,300	6,663,839
WGL Holdings, Inc.	10,300	439,913

		16,367,974

Healthcare Equipment & Supplies — 1.0%
Abbott Laboratories	598,200	19,854,258
Arthrocare Corp.*	2,000	71,160
Atrion Corp.	200	51,756
Balda AG (Germany)	23,152	155,047

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Equipment & Supplies (cont’d.)
Baxter International, Inc.	156,600	$10,287,054
Becton, Dickinson and Co.(a)	90,500	9,051,810
CareFusion Corp.*	9,300	343,170
Cooper Cos., Inc. (The)(a)	7,000	907,830
Cyberonics, Inc.*	7,600	385,624
Hill-Rom Holdings, Inc.	53,295	1,909,560
Hologic, Inc.*	148,900	3,074,785
Intuitive Surgical, Inc.*	1,800	677,286
Invacare Corp.	56,300	972,301
Masimo Corp.(a)	44,623	1,188,757
Meridian Bioscience, Inc.	17,300	409,145
Orthofix International NV*	15,200	317,072
Rochester Medical Corp.*	6,700	133,732
Sirona Dental Systems, Inc.*	16,700	1,117,731
Smith & Nephew PLC (United Kingdom)	47,789	596,219
Staar Surgical Co.*	26,200	354,748
STERIS Corp.	114,366	4,913,163
SurModics, Inc.*	20,800	494,624
Symmetry Medical, Inc.*	56,000	456,960
Teleflex, Inc.	2,600	213,928
Thoratec Corp.*	34,500	1,286,505
Vascular Solutions, Inc.*	17,000	285,600
West Pharmaceutical Services, Inc.	33,588	1,382,146

		60,891,971

Healthcare Providers & Services — 1.7%
Aetna, Inc.	221,900	14,206,038
Alfresa Holdings Corp. (Japan)	6,200	320,127
Almost Family, Inc.	2,400	46,632
AMN Healthcare Services, Inc.*	21,800	299,968
Arseus NV (Belgium)	8,154	231,504
Centene Corp.*(a)	1,100	70,356
Chemed Corp.(a)	3,700	264,550
CIGNA Corp.	165,000	12,681,900
Community Health Systems, Inc.	26,900	1,116,350
Express Scripts Holding Co.*	218,100	13,474,218
Fresenius SE & Co. KGaA (Germany)	15,237	1,892,721
Health Net, Inc.*	92,500	2,932,250
HealthSouth Corp.	43,500	1,499,880
Henry Schein, Inc.*	5,800	601,460
Humana, Inc.	30,000	2,799,900
LHC Group, Inc.*	5,000	117,300
Life Healthcare Group Holdings Ltd. (South Africa)	70,139	249,659
LifePoint Hospitals, Inc.*	64,700	3,016,961
Medica SA (France)	15,873	395,221
Medipal Holdings Corp. (Japan)	47,300	584,349
National Healthcare Corp.	3,600	170,172
Primary Health Care Ltd. (Australia)	423,292	1,903,310
Providence Service Corp. (The)*	28,700	823,403
Ramsay Health Care Ltd. (Australia)	6,908	233,326
Ryman Healthcare Ltd. (New Zealand)	121,601	702,069
Select Medical Holdings Corp.	134,796	1,087,804
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	109,400	210,348
Sinopharm Group Co. Ltd. (China) (Class H Stock)	14,000	35,139
Skilled Healthcare Group, Inc. (Class A Stock)*	10,000	43,600
Sonic Healthcare Ltd. (Australia)	164,589	2,486,039

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	9,700	$178,383
UnitedHealth Group, Inc.	184,200	13,190,562
Universal Health Services, Inc. (Class B Stock)	87,300	6,546,627
VCA Antech, Inc.*	90,100	2,474,146
WellCare Health Plans, Inc.*	19,700	1,373,878
WellPoint, Inc.	122,300	10,225,503

		98,485,653

Healthcare Technology — 0.1%
Computer Programs & Systems, Inc.	9,100	532,350
HealthStream, Inc.*	5,200	196,976
MedAssets, Inc.*	57,500	1,461,650
Medidata Solutions, Inc.*	25,400	2,512,822
Omnicell, Inc.*	26,400	625,152

		5,328,950

Hotels, Restaurants & Leisure — 1.5%
AFC Enterprises, Inc.*	10,200	444,618
Betfair Group PLC (United Kingdom)	21,307	354,599
Bravo Brio Restaurant Group, Inc.*	5,000	75,500
Brinker International, Inc.(a)	48,832	1,979,161
CEC Entertainment, Inc.	8,800	403,568
Chipotle Mexican Grill, Inc.*	18,200	7,802,340
Cracker Barrel Old Country Store, Inc.	10,200	1,053,048
Denny’s Corp.*	14,400	88,128
Domino’s Pizza, Inc.	3,800	258,210
Fiesta Restaurant Group, Inc.*	15,128	569,720
Flight Centre Ltd. (Australia)	98,136	4,425,466
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)*	703,000	4,940,004
Gtech SpA (Italy)	84,273	2,411,372
International Speedway Corp. (Class A Stock)	24,700	797,810
Jack in the Box, Inc.*	194,057	7,762,280
Jollibee Foods Corp. (Philippines)	71,910	278,613
Marcus Corp.	16,700	242,651
Marriott Vacations Worldwide Corp.*	100,600	4,426,400
McDonald’s Corp.	286,100	27,525,681
MGM China Holdings Ltd. (Macau)	572,000	1,902,422
Monarch Casino & Resort, Inc.*	6,700	127,166
Multimedia Games Holding Co., Inc.*	19,000	656,450
OPAP SA (Greece)	43,331	483,737
Oriental Land Co. Ltd. (Japan)	2,800	463,019
Panera Bread Co. (Class A Stock)*	14,600	2,314,538
Ruth’s Hospitality Group, Inc.	27,600	327,336
Sonic Corp.*	78,071	1,385,760
Starbucks Corp.	122,500	9,428,825
Texas Roadhouse, Inc.	74,400	1,955,232
TUI AG (Germany)*	148,258	1,893,922
TUI Travel PLC (United Kingdom)	132,769	790,130
Yum! Brands, Inc.	23,600	1,684,804

		89,252,510

Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)*	51,542	256,767
Bassett Furniture Industries, Inc.	2,500	40,475
Cavco Industries, Inc.*	2,200	125,290
Coway Co. Ltd. (South Korea)	4,983	276,315

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
CSS Industries, Inc.	3,000	$72,030
Fujitsu General Ltd. (Japan)	7,000	80,682
Haseko Corp. (Japan)*	275,200	1,981,564
Helen of Troy Ltd. (Bermuda)*	10,700	472,940
Jarden Corp.*	99,009	4,792,036
JM AB (Sweden)	30,856	897,291
La-Z-Boy, Inc.	101,725	2,310,175
LG Electronics, Inc. (South Korea)	1,058	70,106
Libbey, Inc.*	2,000	47,560
MDC Holdings, Inc.	35,900	1,077,359
Meritage Homes Corp.*	8,900	382,255
Mohawk Industries, Inc.*	900	117,225
NACCO Industries, Inc. (Class A Stock)	5,000	277,100
Nobia AB (Sweden)	16,716	133,953
Panasonic Corp. (Japan)	42,300	409,495
Persimmon PLC (United Kingdom)*	199,662	3,509,129
Sekisui House Ltd. (Japan)	28,000	377,706
Sony Corp. (Japan)	132,000	2,833,362
Taylor Wimpey PLC (United Kingdom)	169,343	275,036
Tupperware Brands Corp.	10,700	924,159
Universal Electronics, Inc.*	5,800	208,974
Whirlpool Corp.	70,700	10,353,308

		32,302,292

Household Products — 0.8%
Church & Dwight Co., Inc.	9,400	564,470
Colgate-Palmolive Co.	86,600	5,135,380
Energizer Holdings, Inc.	44,800	4,083,520
Henkel AG & Co. KGaA (Germany)	11,215	993,572
Kimberly-Clark Corp.	52,100	4,908,862
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	68,500	200,275
Procter & Gamble Co. (The)	282,400	21,346,616
Reckitt Benckiser Group PLC (United Kingdom)	92,533	6,765,591

		43,998,286

Independent Power Producers & Energy Traders — 0.2%
Aboitiz Power Corp. (Philippines)	25,200	18,249
AES Corp.	869,800	11,559,642
AES Gener SA (Chile)	334,308	195,306
China Resources Power Holdings Co. Ltd. (China)	24,000	57,112
Electric Power Development Co. Ltd. (Japan)	6,100	199,169
Huaneng Power International, Inc. (China) (Class H Stock)	184,000	184,222
Tractebel Energia SA (Brazil)	13,200	219,772

		12,433,472

Industrial Conglomerates — 1.0%
Alfa SAB de CV (Mexico) (Class A Stock)	39,500	106,524
Alliance Global Group, Inc. (Philippines)	419,000	226,553
Bidvest Group Ltd. (South Africa)	4,035	101,173
Carlisle Cos., Inc.	18,347	1,289,611
DCC PLC (Ireland)	38,326	1,569,277
Enka Insaat ve Sanayi A/S (Turkey)	102,174	304,391
General Electric Co.	2,076,400	49,605,196
Grupo Carso SAB de CV (Mexico) (Class A Stock)	7,000	37,370
Hutchison Whampoa Ltd. (Hong Kong)	497,000	5,960,787

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Indus Holding AG (Germany)	8,388	$288,107
KOC Holding A/S (Turkey)	8,650	39,938
Samsung Techwin Co. Ltd. (South Korea)	473	26,820
Shanghai Industrial Holdings Ltd. (China)	8,000	26,531
Shun Tak Holdings Ltd. (Hong Kong)	164,000	92,051
Siemens AG (Germany)	9,958	1,200,918
SK Holdings Co. Ltd. (South Korea)	340	61,380

		60,936,627

Insurance — 2.3%
Aegon NV (Netherlands)	268,049	1,983,361
Ageas (Belgium)	122,313	4,956,280
Alleghany Corp.*(a)	12,100	4,956,765
Allianz SE (Germany)	14,299	2,249,640
Allstate Corp. (The)	52,300	2,643,765
American Financial Group, Inc.	124,000	6,703,440
American International Group, Inc.	11,600	564,108
AXA SA (France)	274,293	6,366,021
BB Seguridade Participacoes SA (Brazil)	24,100	237,705
Beazley PLC (United Kingdom)	44,129	149,799
Brown & Brown, Inc.	140,763	4,518,492
Cathay Financial Holding Co. Ltd. (Taiwan)	83,000	118,258
China Life Insurance Co. Ltd. (China) (Class H Stock)	6,000	15,538
Chubb Corp. (The)	156,100	13,933,486
CNP Assurances SA (France)	26,507	477,692
Crawford & Co. (Class B Stock)	10,692	103,712
Donegal Group, Inc. (Class A Stock)	4,600	64,354
EMC Insurance Group, Inc.	6,400	193,152
Enstar Group Ltd. (Bermuda)*	1,200	163,920
Everest Re Group, Ltd. (Bermuda)	38,900	5,656,449
FBL Financial Group, Inc. (Class A Stock)	4,100	184,090
Greenlight Capital Re, Ltd. (Cayman Islands) (Class A Stock)*	19,900	565,956
Hannover Rueck SE (Germany)	47,546	3,493,979
HCC Insurance Holdings, Inc.	105,713	4,632,344
HCI Group, Inc.(a)	27,500	1,123,100
Hiscox Ltd. (United Kingdom)	46,588	488,997
Insurance Australia Group Ltd. (Australia)	118,682	650,594
Kansas City Life Insurance Co.	1,200	53,064
Kemper Corp.	43,452	1,459,987
Legal & General Group PLC (United Kingdom)	1,046,726	3,321,443
Liberty Holdings Ltd. (South Africa)	21,504	250,731
Marsh & McLennan Cos., Inc.	23,700	1,032,135
Mediolanum SpA (Italy)	23,137	168,534
MetLife, Inc.	281,900	13,235,205
MMI Holdings Ltd. (South Africa)	18,518	44,995
Muenchener Rueckversicherungs AG (Germany)	10,177	1,989,419
National Western Life Insurance Co. (Class A Stock)	500	100,885
Navigators Group Inc/The*	8,900	514,153
PartnerRe Ltd. (Bermuda)	5,600	512,624
Phoenix Group Holdings (United Kingdom)	74,932	904,048
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	40,000	54,304
Platinum Underwriters Holdings Ltd. (Bermuda)	16,400	979,572
Porto Seguro SA (Brazil)	21,500	269,102

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Powszechny Zaklad Ubezpieczen SA (Poland)	751	$101,876
Prudential PLC (United Kingdom)	298,023	5,544,511
Reinsurance Group of America, Inc.	26,639	1,784,547
RMI Holdings (South Africa)	60,095	160,160
Safety Insurance Group, Inc.	1,400	74,158
Sampo OYJ (Finland) (Class A Stock)	53,616	2,306,370
Sanlam Ltd. (South Africa)	69,660	324,541
SCOR SE (France)	8,672	287,397
Shin Kong Financial Holding Co. Ltd. (Taiwan)	597,272	202,133
Stewart Information Services Corp.(a)	3,100	99,169
Swiss Re AG (Switzerland)*	75,977	6,294,731
Symetra Financial Corp.	20,868	371,868
Travelers Cos., Inc. (The)	200,300	16,979,431
Tryg A/S (Denmark)	19,936	1,836,526
Unipol Gruppo Finanziario SpA (Italy)	83,534	370,301
United Fire Group, Inc.	7,300	222,431
W.R. Berkley Corp.	89,900	3,853,114
XL Group PLC (Ireland)	107,700	3,319,314

		136,217,776

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.*	17,100	5,346,144
Blue Nile, Inc.*	10,200	417,486
Expedia, Inc.	63,300	3,278,307
Home Retail Group PLC (United Kingdom)	634,047	1,723,641
HSN, Inc.	157,740	8,458,018
Trade Me Group Ltd. (New Zealand)	22,928	86,817

		19,310,413

Internet Software & Services — 1.4%
Active Network, Inc. (The)*	73,400	1,050,354
Akamai Technologies, Inc.*	9,200	475,640
AOL, Inc.*	118,600	4,101,188
Bankrate, Inc.*(a)	34,000	699,380
Blucora, Inc.*	30,700	705,486
Digital River, Inc.*	16,800	300,216
Equinix, Inc.*	3,900	716,235
Google, Inc. (Class A Stock)*	45,900	40,204,269
IntraLinks Holdings, Inc.*	34,298	301,822
Kakaku.com, Inc. (Japan)	7,000	163,644
Limelight Networks, Inc.*	16,423	31,696
LogMeIn, Inc.*	42,900	1,332,045
Perficient, Inc.*	33,100	607,716
QuinStreet, Inc.*	13,300	125,685
Shutterstock, Inc.(a)	24,800	1,803,456
Tencent Holdings Ltd. (China)	7,400	389,156
Travelzoo, Inc.*	16,500	437,910
United Online, Inc.	173,000	1,380,540
ValueClick, Inc.*(a)	170,923	3,563,745
VistaPrint NV (Netherlands)*(a)	2,700	152,604
Vocus, Inc.*	96,900	902,139
Web.com Group, Inc.*	18,700	604,758
XO Group, Inc.*	20,507	264,950
Yahoo! Japan Corp. (Japan)	144,400	821,603
Yahoo!, Inc.*	613,300	20,337,028
Zix Corp.*	34,200	167,238

		81,640,503

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 1.7%
Accenture PLC (Ireland) (Class A Stock)	153,300	$11,289,012
Alliance Data Systems Corp.*(a)	4,100	867,027
Amadeus IT Holding SA (Spain) (Class A Stock)	138,302	4,903,799
Broadridge Financial Solutions, Inc.	69,792	2,215,896
Cap Gemini SA (France)	8,333	495,555
Cardtronics, Inc.*	19,700	730,870
Cielo SA (Brazil)	4,900	132,676
CoreLogic, Inc.*	418,291	11,314,772
DST Systems, Inc.	54,900	4,140,009
Fiserv, Inc.*	56,100	5,668,905
Forrester Research, Inc.	26,100	959,436
Hackett Group Inc/The	13,900	99,107
iGATE Corp.*	76,300	2,118,088
Infosys Ltd. (India), ADR(a)	6,500	312,715
International Business Machines Corp.	108,800	20,147,584
Iress Ltd. (Australia)	9,664	81,985
Jack Henry & Associates, Inc.	12,600	650,286
MasterCard, Inc. (Class A Stock)	17,500	11,773,650
NeuStar, Inc. (Class A Stock)*(a)	65,045	3,218,427
Obic Co. Ltd. (Japan)	33,400	1,080,311
Sapient Corp.*	12,200	189,954
SK C&C Co. Ltd. (South Korea)	297	31,762
Syntel, Inc.	91,315	7,314,332
Total System Services, Inc.	197,400	5,807,508
VeriFone Systems, Inc.*	77,000	1,760,220
Visa, Inc. (Class A Stock)	14,100	2,694,510
Wipro Ltd. (India), ADR(a)	31,600	324,216

		100,322,612

Leisure Equipment & Products — 0.2%
Arctic Cat, Inc.	28,755	1,640,473
Giant Manufacturing Co. Ltd. (Taiwan)	3,000	20,457
Merida Industry Co. Ltd. (Taiwan)	45,000	292,137
Namco Bandai Holdings, Inc. (Japan)	9,900	185,122
Nautilus, Inc.*	25,900	186,998
Polaris Industries, Inc.(a)	53,100	6,859,458
Smith & Wesson Holding Corp.*(a)	242,100	2,660,679
Yamaha Corp. (Japan)	9,300	133,250

		11,978,574

Life Sciences Tools & Services — 0.3%
Affymetrix, Inc.*	9,900	61,380
Bio-Rad Laboratories, Inc. (Class A Stock)*	7,300	858,188
Bruker Corp.*	24,800	512,120
Cambrex Corp.*	25,000	330,000
Charles River Laboratories International, Inc.*	30,600	1,415,556
Covance, Inc.*	17,200	1,487,112
Mettler-Toledo International, Inc.*(a)	41,188	9,888,827
Techne Corp.	34,000	2,722,040

		17,275,223

Machinery — 1.7%
AGCO Corp.	185,700	11,219,994
Aida Engineering Ltd. (Japan)	22,500	206,855
Alamo Group, Inc.	4,700	229,877
Astec Industries, Inc.	2,100	75,516
Atlas Copco AB (Sweden) (Class B Stock)	22,553	595,994
Blount International, Inc.*	16,100	194,971
Bucher Industries AG (Switzerland)	4,434	1,135,661

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
China International Marine Containers Group
Co. Ltd. (China) (Class H Stock)	8,800	$15,797
Columbus McKinnon Corp.*	18,000	432,540
Deere & Co.	6,200	504,618
Dover Corp.	16,400	1,473,212
Duerr AG (Germany)	40,597	2,984,173
Federal Signal Corp.*	74,000	952,380
Georg Fischer AG (Switzerland)*	2,180	1,327,184
Graco, Inc.	14,300	1,059,058
Hino Motors Ltd. (Japan)	290,000	4,297,927
Hyster-Yale Materials Handling, Inc.	31,172	2,795,193
IDEX Corp.	68,800	4,489,200
Illinois Tool Works, Inc.	76,100	5,804,147
Kadant, Inc.	8,400	282,156
Kaydon Corp.	2,200	78,144
Kone OYJ (Finland) (Class B Stock)	53,879	4,812,604
Krones AG (Germany)	3,220	273,826
Kubota Corp. (Japan)	60,000	872,044
KUKA AG (Germany)	14,223	616,735
LB Foster Co. (Class A Stock)	8,400	384,216
Lincoln Electric Holdings, Inc.	146,290	9,745,841
Lindsay Corp.(a)	6,200	506,044
Lydall, Inc.*	4,900	84,133
Mitsubishi Heavy Industries Ltd. (Japan)	861,000	4,965,188
Mueller Industries, Inc.	7,900	439,793
NKT Holding A/S (Denmark)	1,636	81,296
Oshkosh Corp.*	302,600	14,821,348
Standex International Corp.	7,000	415,800
Timken Co.	63,755	3,850,802
Toro Co. (The)	9,200	500,020
Trelleborg AB (Sweden) (Class B Stock)	28,331	536,831
Valmont Industries, Inc.	100,152	13,912,114
Wabtec Corp.	54,300	3,413,841
WEG SA (Brazil)	21,700	266,122
Weichai Power Co. Ltd. (China) (Class H Stock)	6,000	23,478

		100,676,673

Marine — 0.2%
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	131	1,132,413
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	432	3,962,813
DFDS A/S (Denmark)	3,004	219,861
Matson, Inc.	186,005	4,878,911
MISC Bhd (Malaysia)*	14,100	22,151

		10,216,149

Media — 1.8%
AMC Networks, Inc. (Class A Stock)*	122,700	8,402,496
CBS Corp. (Class B Stock)	87,800	4,843,048
Cinemark Holdings, Inc.	139,000	4,411,860
Comcast Corp. (Class A Stock)	727,000	32,824,050
Cumulus Media, Inc. (Class A Stock)*	19,300	102,290
DIRECTV*	26,300	1,571,425
EW Scripps Co. (Class A Stock)*	21,900	401,865
Harte-Hanks, Inc.	41,689	368,114
ITV PLC (United Kingdom)	1,153,170	3,272,212
Live Nation Entertainment, Inc.*	8,000	148,400
MDC Partners, Inc. (Canada) (Class A Stock)	3,400	95,132

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Metropole Television SA (France)	12,460	$267,260
Naspers Ltd. (South Africa) (Class N Stock)	5,650	523,088
ProSiebenSat.1 Media AG (Germany)	102,685	4,362,008
Publicis Groupe SA (France)	58,481	4,652,060
Rightmove PLC (United Kingdom)	21,476	823,306
Scripps Networks Interactive, Inc. (Class A Stock)	107,500	8,396,825
Technicolor SA (France)*	164,409	860,623
Time Warner, Inc.	10,200	671,262
Trinity Mirror PLC (United Kingdom)*	102,611	206,111
Viacom, Inc. (Class B Stock)	201,900	16,874,802
Walt Disney Co. (The)(a)	96,500	6,223,285
Washington Post Co. (The) (Class B Stock)	4,100	2,506,535
Wiley, (John) & Sons, Inc. (Class A Stock)	8,200	391,058
WPP PLC (United Kingdom)	11,904	244,629

		103,443,744

Metals & Mining — 0.8%
African Barrick Gold PLC (United Kingdom)	360,008	955,715
African Rainbow Minerals Ltd. (South Africa)	16,136	316,779
Assore Ltd. (South Africa)	7,047	305,692
BC Iron Ltd. (Australia)	114,395	468,177
BHP Billiton Ltd. (Australia)	132,929	4,422,893
BHP Billiton PLC (United Kingdom)	146,197	4,300,600
CAP SA (Chile)	8,973	197,913
Centamin PLC (Egypt)*	555,445	399,045
Cia Siderurgica Nacional SA (Brazil)	9,400	39,826
Cliffs Natural Resources, Inc.(a)	119,100	2,441,550
Coeur Mining, Inc.*	139,600	1,682,180
Compass Minerals International, Inc.	22,700	1,731,329
Dowa Holdings Co. Ltd. (Japan)	13,000	131,621
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	18,161	22,998
Evolution Mining Ltd. (Australia)	607,647	482,923
Ferrexpo PLC (United Kingdom)	323,466	927,269
Fortescue Metals Group Ltd. (Australia)	1,310,640	5,837,353
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	6,400	19,162
Harmony Gold Mining Co. Ltd. (South Africa)	5,370	18,438
Highland Gold Mining Ltd. (United Kingdom)	161,732	188,469
Hyundai Hysco Co. Ltd. (South Korea)	400	17,135
Hyundai Steel Co. (South Korea)	718	55,243
Kobe Steel Ltd. (Japan)*	142,000	264,690
Kumba Iron Ore Ltd. (South Africa)	1,403	64,807
Mining and Metallurgical Company Norilsk Nickel OJSC (Russia), ADR	11,337	163,593
Mitsubishi Materials Corp. (Japan)	64,000	265,190
Mount Gibson Iron Ltd. (Australia)	1,098,507	756,381
Noranda Aluminum Holding Corp.	26,100	64,206
Olympic Steel, Inc.	3,800	105,564
POSCO (South Korea)	826	244,688
Reliance Steel & Aluminum Co.	65,838	4,823,950
Resolute Mining Ltd. (Australia)	1,720,366	1,045,001
Sesa Sterlite Ltd (India), ADR*	28,936	326,109
Silver Lake Resources Ltd. (Australia)*	185,235	138,083
St Barbara Ltd. (Australia)*	1,114,031	585,641
Sumitomo Metal Mining Co. Ltd. (Japan)	166,000	2,358,897
SunCoke Energy, Inc.*	38,900	661,300
Tata Steel Ltd. (India), GDR, RegS	4,054	17,404
Vale SA (Brazil)	50,000	774,940

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Voestalpine AG (Austria)	92,165	$4,406,057
Worthington Industries, Inc.	165,900	5,711,937

		47,740,748

Multiline Retail — 0.6%
Big Lots, Inc.*(a)	108,400	4,020,556
Dillard’s, Inc. (Class A Stock)	69,500	5,441,850
Dollar General Corp.*	58,500	3,302,910
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	2,300	25,970
Hyundai Department Store Co. Ltd. (South Korea)	1,067	159,973
Isetan Mitsukoshi Holdings Ltd. (Japan)	19,800	294,367
Lotte Shopping Co. Ltd. (South Korea)	215	76,100
Macy’s, Inc.	330,300	14,292,081
Next PLC (United Kingdom)	57,945	4,841,553
Woolworths Holdings Ltd. (South Africa)	6,008	44,421

		32,499,781

Multi-Utilities — 0.9%
A2A SpA (Italy)	2,787,585	2,724,889
Alliant Energy Corp.	34,164	1,692,826
Avista Corp.	107,862	2,847,556
Centrica PLC (United Kingdom)	541,808	3,242,691
DTE Energy Co.	36,700	2,421,466
E.ON SE (Germany)	342,009	6,086,181
Iren SpA (Italy)	523,732	639,451
National Grid PLC (United Kingdom)	368,432	4,352,165
NorthWestern Corp.	41,300	1,855,196
PG&E Corp.	338,000	13,830,960
SCANA Corp.	228,284	10,510,196
Vectren Corp.	66,500	2,217,775

		52,421,352

Office Electronics — 0.1%
Ricoh Co. Ltd. (Japan)	375,000	4,345,288
Zebra Technologies Corp. (Class A Stock)*	17,100	778,563

		5,123,851

Oil, Gas & Consumable Fuels — 5.2%
Adams Resources & Energy, Inc.	3,200	177,632
Alon USA Energy, Inc.(a)	39,856	406,930
Anadarko Petroleum Corp.	219,900	20,448,501
Apache Corp.	69,900	5,951,286
BP PLC (United Kingdom)	1,685,551	11,817,197
Callon Petroleum Co.*	20,400	111,588
Caltex Australia Ltd. (Australia)	7,189	124,205
Chevron Corp.	344,200	41,820,300
China Petroleum & Chemical Corp. (China) (Class H Stock)	749,400	587,433
Cimarex Energy Co.	15,100	1,455,640
Cloud Peak Energy, Inc.*	4,400	64,548
CNOOC Ltd. (China) (Class H Stock)	97,000	196,510
ConocoPhillips	298,400	20,741,784
Cosan SA Industria e Comercio (Brazil)	1,700	32,484
Crosstex Energy, Inc.	10,500	219,345
Delek Group Ltd. (Israel)	1,633	532,940
Delek US Holdings, Inc.	77,300	1,630,257
Devon Energy Corp.	76,800	4,435,968
Energen Corp.	32,600	2,490,314
Eni SpA (Italy)	317,536	7,299,576
EOG Resources, Inc.	45,000	7,617,600

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Evolution Petroleum Corp.*	21,800	$245,468
Exxon Mobil Corp.	678,600	58,386,744
Gazprom OAO (Russia), ADR	75,137	661,957
Green Plains Renewable Energy, Inc.	51,700	829,785
Grupa Lotos SA (Poland)*	17,047	200,510
Hess Corp.	37,000	2,861,580
Hollyfrontier Corp.	146,100	6,152,271
Idemitsu Kosan Co. Ltd. (Japan)	24,400	2,114,821
JX Holdings, Inc. (Japan)	128,000	665,215
Kinder Morgan, Inc.	419,100	14,907,387
Lukoil OAO (Russia), ADR	10,591	671,469
Marathon Oil Corp.	61,725	2,152,968
Marathon Petroleum Corp.	222,200	14,291,904
Matador Resources Co.*	44,300	723,419
Neste Oil OYJ (Finland)	6,936	153,512
Oasis Petroleum, Inc.*	7,800	383,214
Occidental Petroleum Corp.	17,500	1,636,950
OMV AG (Austria)	93,552	4,619,525
PetroChina Co. Ltd. (China) (Class H Stock)	76,000	83,743
Petroleo Brasileiro SA (Brazil)	69,500	534,036
Phillips 66	307,500	17,779,650
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	136,503	267,643
PTT Exploration & Production PCL (Thailand)	17,700	92,518
PTT PCL (Thailand)	11,000	111,125
Reliance Industries Ltd. (India), GDR, 144A	17,977	472,615
Renewable Energy Group, Inc.*	55,600	842,340
Repsol SA (Spain)	45,346	1,124,292
REX American Resources Corp.*	2,700	82,998
Rosneft OAO (Russia), GDR, RegS	18,842	152,620
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	216,221	7,127,880
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	215,823	7,446,542
Sasol Ltd. (South Africa)	12,027	574,080
Showa Shell Sekiyu KK (Japan)	10,800	120,991
SM Energy Co.	73,900	5,704,341
Statoil ASA (Norway)	40,751	925,586
Stone Energy Corp.*(a)	38,300	1,242,069
Surgutneftegaz OJSC (Russia), ADR	13,684	117,477
Targa Resources Corp.	20,000	1,459,200
Tatneft OAO (Russia), ADR	6,215	243,317
Tesoro Corp.	119,600	5,260,008
TonenGeneral Sekiyu KK (Japan)	8,000	73,999
Total SA (France)	151,037	8,754,537
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	1,714	36,226
Ultrapar Participacoes SA (Brazil)	12,500	306,874
Vaalco Energy, Inc.*	74,900	417,942
Valero Energy Corp.	80,800	2,759,320
Warren Resources, Inc.*	35,500	104,015
Western Refining, Inc.	2,100	63,084
Woodside Petroleum Ltd. (Australia)	36,622	1,310,462
World Fuel Services Corp.	1,800	67,158

		305,479,425

Paper & Forest Products — 0.2%
Altri SGPS SA (Portugal)	158,701	417,490
Clearwater Paper Corp.*	78,500	3,749,945
Domtar Corp.	17,600	1,397,792

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Duratex SA (Brazil)	10,000	$59,333
Ence Energia y Celulosa S.A (Spain)	38,860	135,713
Hokuetsu Kishu Paper Co. Ltd. (Japan)	33,500	158,836
KapStone Paper and Packaging Corp.	4,700	201,160
Mondi PLC (United Kingdom)	257,454	4,344,182
Neenah Paper, Inc.	23,800	935,578
Oji Holdings Corp. (Japan)	39,000	183,371
P.H. Glatfelter Co.	44,200	1,196,494
Portucel Empresa Produtora de Pasta e Papel SA (Portugal)	94,335	342,762
Schweitzer-Mauduit International, Inc.	4,400	266,332

		13,388,988

Personal Products — 0.2%
Avon Products, Inc.	286,400	5,899,840
Inter Parfums, Inc.	22,100	662,779
Medifast, Inc.*	92,510	2,487,594
USANA Health Sciences, Inc.*	4,600	399,234

		9,449,447

Pharmaceuticals — 3.7%
AbbVie, Inc.	306,900	13,727,637
Allergan, Inc.	180,400	16,317,180
Aspen Pharmacare Holdings Ltd. (South Africa)*	4,056	106,158
AstraZeneca PLC (United Kingdom)	88,577	4,604,705
Bayer AG (Germany)	10,669	1,258,205
Boiron SA (France)	3,329	217,931
Depomed, Inc.*	23,600	176,528
Dr Reddy’s Laboratories Ltd. (India), ADR	6,300	238,077
Eli Lilly & Co.	358,500	18,043,305
Endo Health Solutions, Inc.*	30,000	1,363,200
Galenica AG (Switzerland)	3,123	2,646,952
GlaxoSmithKline PLC (United Kingdom)	439,855	11,059,223
Jazz Pharmaceuticals PLC (Ireland)*(a)	80,200	7,375,994
Johnson & Johnson	534,500	46,335,805
KYORIN Holdings, Inc. (Japan)	34,100	729,154
Lannett Co., Inc.*	12,800	279,296
Merck & Co., Inc.	245,000	11,664,450
Mitsubishi Tanabe Pharma Corp. (Japan)	12,900	181,047
Novartis AG (Switzerland)	77,295	5,945,390
Novo Nordisk A/S (Denmark) (Class B Stock)	46,452	7,867,315
Otsuka Holdings Co. Ltd. (Japan)	159,400	4,621,906
Pfizer, Inc.	997,800	28,646,838
Questcor Pharmaceuticals, Inc.(a)	68,800	3,990,400
Roche Holding AG (Switzerland)	58,267	15,724,713
Sanofi (France)	38,438	3,892,882
Santarus, Inc.*	125,300	2,828,021
Sawai Pharmaceutical Co. Ltd. (Japan)	1,600	112,350
Shionogi & Co. Ltd. (Japan)	15,400	324,190
Shire PLC (Ireland)	7,997	319,919
Sihuan Pharmaceutical Holdings Group Ltd. (China)	26,000	17,836
Stada Arzneimittel AG (Germany)	23,384	1,185,782
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,700	112,263
Teva Pharmaceutical Industries Ltd. (Israel)	149,181	5,637,408
Tsumura & Co. (Japan)	3,400	99,805

		217,651,865

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 0.3%
AF AB (Sweden) (Class B Stock)	10,310	$336,853
Barrett Business Services, Inc.	4,400	296,164
Capita PLC (United Kingdom)	156,742	2,526,437
CDI Corp.	4,700	71,957
Franklin Covey Co.*	4,300	77,185
Huron Consulting Group, Inc.*	21,200	1,115,332
ICF International, Inc.*	13,700	485,117
Insperity, Inc.	25,100	943,760
Korn/Ferry International*	2,300	49,220
Manpowergroup, Inc.	59,391	4,320,101
Meitec Corp. (Japan)	29,700	857,058
Navigant Consulting, Inc.*	51,246	792,263
Resources Connection, Inc.	17,800	241,546
Towers Watson & Co. (Class A Stock)	48,600	5,198,256
VSE Corp.	800	37,560
WS Atkins PLC (United Kingdom)	5,650	106,968

		17,455,777

Real Estate Investment Trusts — 2.1%
Alexander’s, Inc.	400	114,448
Alexandria Real Estate Equities, Inc.	28,698	1,832,367
American Assets Trust, Inc.	29,541	901,296
American Campus Communities, Inc.	38,000	1,297,700
American Capital Mortgage Investment Corp.	440,553	8,705,327
Annaly Capital Management, Inc.(a)	340,800	3,946,464
Apollo Residential Mortgage, Inc.	51,172	746,599
Ascott Residence Trust (Singapore)	199,000	199,704
Ashford Hospitality Trust, Inc.	32,100	396,114
BioMed Realty Trust, Inc.	182,200	3,387,098
Cambridge Industrial Trust (Singapore)	534,000	285,285
Camden Property Trust	68,300	4,196,352
Campus Crest Communities, Inc.	78,100	843,480
CapitaMall Trust (Singapore)	121,000	189,054
Capstead Mortgage Corp.	8,400	98,868
Cedar Realty Trust, Inc.	73,145	378,891
Chambers Street Properties	49,000	430,220
Chatham Lodging Trust	12,844	229,394
Colony Financial, Inc.	32,459	648,531
Corporate Office Properties Trust	41,600	960,960
Corrections Corp. of America	76,700	2,649,985
CyrusOne, Inc.	57,773	1,096,532
Derwent London PLC (United Kingdom)	61,018	2,339,242
Dexus Property Group (Australia)	274,862	257,296
DiamondRock Hospitality Co.	45,800	488,686
Duke Realty Corp.	186,200	2,874,928
Dynex Capital, Inc.	48,808	428,046
Extra Space Storage, Inc.	68,600	3,138,450
Fibra Uno Administracion SA de CV (Mexico)	17,300	47,963
First Industrial Realty Trust, Inc.	53,200	865,564
Franklin Street Properties Corp.	427,354	5,444,490
Frasers Centrepoint Trust (Singapore)	252,000	370,402
GEO Group, Inc. (The)	34,097	1,133,725
Gramercy Property Trust, Inc.*	7,200	29,880
Hansteen Holdings PLC (United Kingdom)	174,002	278,711
Hersha Hospitality Trust	14,000	78,260
Home Properties, Inc.	23,800	1,374,450
Hospitality Properties Trust	161,546	4,571,752
Invesco Mortgage Capital, Inc.	345,677	5,319,969
Investa Office Fund (Australia)	332,207	913,673

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Investors Real Estate Trust	38,900	$320,925
Japan Retail Fund Investment Corp. (Japan)	128	263,554
JAVELIN Mortgage Investment Corp.	40,468	478,736
Kite Realty Group Trust	147,800	876,454
Liberty Property Trust(a)	55,901	1,990,076
Link REIT (The) (Hong Kong)	971,500	4,749,793
Mack-Cali Realty Corp.	31,100	682,334
Mapletree Commercial Trust (Singapore)	874,000	846,996
Medical Properties Trust, Inc.	4,900	59,633
Mercialys SA (France)	4,120	82,547
National Health Investors, Inc.	4,200	238,938
Nippon Building Fund, Inc. (Japan)	36	446,672
Nippon Prologis REIT, Inc. (Japan)	13	130,269
One Liberty Properties, Inc.	4,000	81,120
Parkway Properties, Inc.	34,300	609,511
Potlatch Corp.	106,200	4,214,016
RAIT Financial Trust	39,600	280,368
Rayonier, Inc.	28,800	1,602,720
Realty Income Corp.	7,900	314,025
Regal Real Estate Investment Trust (Hong Kong)	422,000	123,578
Resource Capital Corp.	366,762	2,178,567
RLJ Lodging Trust	89,770	2,108,697
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	173,000	148,037
Select Income REIT	15,729	405,808
Senior Housing Properties Trust	113,000	2,637,420
Simon Property Group, Inc.	73,600	10,909,728
SL Green Realty Corp.(a)	6,100	541,924
Spirit Realty Capital, Inc.	20,562	188,759
Starhill Global (Singapore)	377,000	239,400
Starwood Property Trust, Inc.(a)	16,300	390,711
Summit Hotel Properties, Inc.	70,846	651,075
Sun Communities, Inc.	2,400	102,288
Sunlight Real Estate Investment Trust (Hong Kong)	333,000	130,386
Taubman Centers, Inc.	66,200	4,455,922
UMH Properties, Inc.	3,800	37,734
Unibail-Rodamco SE (France)	5,460	1,354,565
Ventas, Inc.	109,200	6,715,800
Western Asset Mortgage Capital Corp.(a)	43,100	689,169
Westfield Retail Trust (Australia)	1,616,341	4,480,604
Winthrop Realty Trust	15,300	170,595
Workspace Group PLC (United Kingdom)	39,184	287,996
Zais Financial Corp.	15,402	267,225

		120,974,831

Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.*	17,600	633,952
Allreal Holding AG (Switzerland)*	767	106,609
BR Properties SA (Brazil)	2,500	22,075
CBRE Group, Inc. (Class A Stock)*	544,387	12,591,671
China Overseas Land & Investment Ltd. (China)	40,000	118,302
China Vanke Co. Ltd. (China) (Class B Stock)	18,700	34,081
Country Garden Holdings Co. Ltd. (China)	530,000	341,127
Daito Trust Construction Co. Ltd. (Japan)	4,200	420,308
Emperor International Holdings (Hong Kong)	584,000	164,917

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Forestar Group, Inc.*	3,000	$64,590
Franshion Properties China Ltd. (China)	44,000	14,517
Greentown China Holdings Ltd. (China)	140,000	264,665
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	155,600	243,171
Howard Hughes Corp. (The)*	3,400	382,058
Hysan Development Co. Ltd. (Hong Kong)	477,000	2,129,555
Jones Lang LaSalle, Inc.	140,089	12,229,770
Kowloon Development Co. Ltd. (Hong Kong)	179,000	221,668
New World Development Co. Ltd. (Hong Kong)	395,000	593,645
Poly Property Group Co. Ltd. (China)	188,000	113,320
PSP Swiss Property AG (Switzerland)*	27,054	2,349,621
Ruentex Development Co. Ltd. (Taiwan)	33,000	67,615
Shimao Property Holdings Ltd. (Hong Kong)	47,500	109,315
Sino-Ocean Land Holdings Ltd. (China)	69,000	40,588
Soho China Ltd. (China)	25,500	21,974
Swiss Prime Site AG (Switzerland)*	24,930	1,929,102
TAG Immobilien AG (Germany)	35,444	439,707
Technopolis OYJ (Finland)	27,806	183,353
Tejon Ranch Co.*	1,400	43,176
UOL Group Ltd. (Singapore)	25,000	122,736
Wharf Holdings Ltd. (The) (Hong Kong)	86,000	745,179
Wheelock & Co. Ltd. (Hong Kong)	281,000	1,490,679

		38,233,046

Road & Rail — 0.8%
AMERCO	3,800	699,694
Central Japan Railway Co. (Japan)	43,500	5,583,432
CSX Corp.	593,200	15,268,968
Heartland Express, Inc.	10,300	146,157
J.B. Hunt Transport Services, Inc.	28,800	2,100,384
Nippon Express Co. Ltd. (Japan)	45,000	226,120
Norfolk Southern Corp.	80,600	6,234,410
Old Dominion Freight Line, Inc.*	25,800	1,186,542
Ryder System, Inc.	5,600	334,320
Saia, Inc.*	23,729	739,870
Swift Transportation Co.*(a)	34,800	702,612
Tokyu Corp. (Japan)	61,000	435,964
Union Pacific Corp.	66,600	10,345,644
West Japan Railway Co. (Japan)	9,100	390,159

		44,394,276

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Energy Industries, Inc.*	19,100	334,632
Advanced Semiconductor Engineering, Inc. (Taiwan)	334,000	323,056
ARM Holdings PLC (United Kingdom)	5,139	82,255
ASM International NV (Netherlands)	29,354	1,019,095
Cirrus Logic, Inc.*	3,400	77,112
Cree, Inc.*	10,600	638,014
Entegris, Inc.*	69,800	708,470
Infineon Technologies AG (Germany)	65,538	656,843
Integrated Device Technology, Inc.*	97,200	915,624
Intel Corp.	1,227,700	28,138,884
Intersil Corp. (Class A Stock)	288,400	3,238,732
Kinsus Interconnect Technology Corp. (Taiwan)	3,000	10,560
Kopin Corp.*	15,176	61,159
LSI Corp.	687,400	5,375,468

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Marvell Technology Group Ltd. (Bermuda)	275,200	$3,164,800
Melexis NV (Belgium)	3,600	96,180
Pericom Semiconductor Corp.*	13,900	108,420
PLX Technology, Inc.*	41,000	246,820
PMC - Sierra, Inc.*	217,838	1,442,088
Power Integrations, Inc.	22,100	1,196,715
Powertech Technology, Inc. (Taiwan)	8,000	15,048
RF Micro Devices, Inc.*	1,018,900	5,746,596
Samsung Electronics Co. Ltd. (South Korea)	1,702	2,164,933
Semtech Corp.*	120,000	3,598,800
Shindengen Electric Manufacturing Co. Ltd. (Japan)	14,000	102,317
Silicon Image, Inc.*	210,200	1,122,468
SK Hynix, Inc. (South Korea)*	16,670	469,452
Skyworks Solutions, Inc.*(a)	177,400	4,406,616
Spansion, Inc. (Class A Stock)*	37,900	382,411
Supertex, Inc.	3,600	91,224
Synaptics, Inc.*(a)	19,000	841,320
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	247,000	841,069
Texas Instruments, Inc.	111,200	4,478,024
Ultra Clean Holdings*	13,500	93,285
United Microelectronics Corp. (Taiwan)	191,000	81,711
Vanguard International Semiconductor Corp. (Taiwan)	241,000	264,378

		72,534,579

Software — 2.5%
Activision Blizzard, Inc.	89,900	1,498,633
ANSYS, Inc.*	81,200	7,025,424
Asseco Poland SA (Poland)	11,611	181,221
CA, Inc.	436,889	12,962,497
CommVault Systems, Inc.*	83,900	7,368,937
Comverse, Inc.*	4,700	150,165
Dassault Systemes SA (France)	3,594	479,703
EPIQ Systems, Inc.	10,200	134,844
Fair Isaac Corp.	50,189	2,774,448
Informatica Corp.*	92,500	3,604,725
Interactive Intelligence Group, Inc.*	1,700	107,933
Intuit, Inc.	172,200	11,418,582
Manhattan Associates, Inc.*	58,100	5,545,645
Micro Focus International PLC (United Kingdom)	8,410	103,202
Microsoft Corp.	1,044,700	34,798,957
Monotype Imaging Holdings, Inc.	3,100	88,846
NetScout Systems, Inc.*	21,143	540,627
NHN Entertainment Corp. (South Korea)*	170	18,666
NICE Systems Ltd. (Israel)	3,286	136,173
Oracle Corp.	958,700	31,800,079
Pegasystems, Inc.	45,900	1,827,279
Playtech PLC (United Kingdom)	66,446	791,889
Progress Software Corp.*	28,600	740,168
PTC, Inc.*	32,500	923,975
Rovi Corp.*	191,000	3,661,470
SolarWinds, Inc.*	80,000	2,804,800
Solera Holdings, Inc.	39,663	2,096,983
SS&C Technologies Holdings, Inc.*	37,200	1,417,320
Symantec Corp.	121,700	3,012,075
Synopsys, Inc.*	146,045	5,505,897
Telenav, Inc.*	7,800	45,552

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
TiVo, Inc.*	149,400	$1,858,536
Trend Micro, Inc. (Japan)	5,800	216,738
UBISOFT Entertainment (France)*	79,882	1,235,085

		146,877,074

Specialty Retail — 1.9%
Aaron’s, Inc.	160,900	4,456,930
American Eagle Outfitters, Inc.	80,600	1,127,594
Aoyama Trading Co. Ltd. (Japan)	64,000	1,748,469
Big 5 Sporting Goods Corp.	20,900	336,072
Cato Corp. (The) (Class A Stock)	6,200	173,476
Chico’s FAS, Inc.	251,570	4,191,156
Citi Trends, Inc.*	5,900	103,132
Destination Maternity Corp.	14,431	458,906
Dixons Retail PLC (United Kingdom)*	602,321	454,060
Express, Inc.*	159,495	3,762,487
Fast Retailing Co. Ltd. (Japan)	3,100	1,169,168
Foot Locker, Inc.	311,134	10,559,888
Gap, Inc. (The)	297,539	11,984,871
Genesco, Inc.*(a)	23,140	1,517,521
GOME Electrical Appliances Holding Ltd. (Hong Kong)	612,000	78,229
Guess?, Inc.	40,900	1,220,865
Haverty Furniture Cos., Inc.	14,700	360,591
Home Depot, Inc. (The)	314,100	23,824,485
Hotai Motor Co. Ltd. (Taiwan)	3,000	32,671
JB Hi-Fi Ltd. (Australia)	56,818	1,110,817
Lowe’s Cos., Inc.	115,700	5,508,477
Men’s Wearhouse, Inc. (The)(a)	32,152	1,094,776
New York & Co., Inc.*	48,000	277,440
Pier 1 Imports, Inc.	13,700	267,424
Ross Stores, Inc.	234,100	17,042,480
Sears Hometown and Outlet Stores, Inc.*	3,300	104,775
Signet Jewelers Ltd. (Bermuda)	65,600	4,700,240
Tilly’s, Inc. (Class A Stock)*	12,410	180,069
TJX Cos., Inc.	170,800	9,631,412
Tractor Supply Co.	38,000	2,552,460
Wet Seal Inc/The (Class A Stock)*	12,600	49,518
Williams-Sonoma, Inc.(a)	12,400	696,880

		110,777,339

Textiles, Apparel & Luxury Goods — 0.9%
Anta Sports Products Ltd. (China)	101,500	130,893
Asics Corp. (Japan)	9,300	160,725
Burberry Group PLC (United Kingdom)	25,158	665,714
Carter’s, Inc.(a)	96,200	7,300,618
Christian Dior SA (France)	417	81,842
Cie Financiere Richemont SA (Switzerland)	42,686	4,276,959
Coach, Inc.	181,600	9,902,648
Crocs, Inc.*	13,700	186,457
Culp, Inc.	6,900	129,099
Deckers Outdoor Corp.*(a)	32,500	2,142,400
Eclat Textile Co. Ltd. (Taiwan)	2,000	17,559
G-III Apparel Group Ltd.*	11,500	627,785
Hanesbrands, Inc.	35,000	2,180,850
Michael Kors Holdings Ltd. (British Virgin Islands)*	142,000	10,581,840
Oxford Industries, Inc.	3,600	244,728
Ralph Lauren Corp.	43,837	7,221,269
RG Barry Corp.	9,000	170,190
Salvatore Ferragamo SpA (Italy)	2,399	82,701

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Steven Madden Ltd.*	21,800	$1,173,494
Tumi Holdings, Inc.*(a)	24,700	497,705
VF Corp.	28,000	5,573,400

		53,348,876

Thrifts & Mortgage Finance — 0.1%
Banc of California, Inc.	5,600	77,448
Brookline Bancorp, Inc.	14,400	135,504
Capitol Federal Financial, Inc.	36,200	449,966
Charter Financial Corp.	19,622	211,918
Dime Community Bancshares, Inc.	4,000	66,600
Federal Agricultural Mortgage Corp. (Class C Stock)	2,100	70,098
First Defiance Financial Corp.	4,600	107,594
Home Loan Servicing Solutions Ltd. (Cayman Islands)	79,000	1,738,790
Northfield Bancorp Inc/NJ	31,153	378,197
Oritani Financial Corp.	2,200	36,212
Paragon Group of Cos. PLC (United Kingdom)	108,816	549,436
Provident Financial Services, Inc.	16,800	272,328
Washington Federal, Inc.	136,945	2,832,022
Westfield Financial, Inc.	4,200	29,652
WSFS Financial Corp.	2,500	150,625

		7,106,390

Tobacco — 0.6%
Altria Group, Inc.	284,800	9,782,880
British American Tobacco Malaysia Bhd (Malaysia)	14,000	275,964
British American Tobacco PLC (United Kingdom)	101,530	5,343,480
ITC Ltd. (India), GDR, RegS	8,124	44,169
Japan Tobacco, Inc. (Japan)	180,500	6,506,984
KT&G Corp. (South Korea)	5,121	366,797
Lorillard, Inc.(a)	15,700	703,046
Philip Morris International, Inc.	118,600	10,269,574
Souza Cruz SA (Brazil)	4,900	58,611
Swedish Match AB (Sweden)	11,560	407,833

		33,759,338

Trading Companies & Distributors — 0.5%
Aceto Corp.	68,000	1,062,160
Ashtead Group PLC (United Kingdom)	26,519	263,933
Bunzl PLC (United Kingdom)	53,941	1,168,408
Cramo OYJ (Finland)	7,879	137,480
Daewoo International Corp. (South Korea)	580	20,446
DXP Enterprises, Inc.*	6,500	513,305
Houston Wire & Cable Co.	4,500	60,615
ITOCHU Corp. (Japan)	276,900	3,411,184
Kaman Corp.	8,500	321,810
Marubeni Corp. (Japan)	617,000	4,879,485
Mitsubishi Corp. (Japan)	73,100	1,484,209
Mitsui & Co. Ltd. (Japan)	45,300	660,562
MRC Global, Inc.*	88,000	2,358,400
Nishio Rent All Co. Ltd. (Japan)	7,700	215,544
Sojitz Corp. (Japan)	88,900	174,575
United Rentals, Inc.*(a)	6,700	390,543
W.W. Grainger, Inc.	48,695	12,743,968
Watsco, Inc.	23,700	2,234,199

		32,100,826

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)(a)	20,414	$396,750
Airports of Thailand PCL (Thailand)	48,100	289,861
ASTM SpA (Italy)	30,148	371,502
Atlantia SpA (Italy)	131,791	2,683,645
Auckland International Airport Ltd. (New Zealand)	603,030	1,660,015
BBA Aviation PLC (United Kingdom)	25,912	127,824
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	37,000	189,388
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	2,000	21,892
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	16,000	18,876
TAV Havalimanlari Holding A/S (Turkey)	29,303	206,899
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	18,000	16,609

		5,983,261

Water Utilities
Aguas Andinas SA (Chile) (Class A Stock)	32,665	22,508
American States Water Co.	40,000	1,102,400
American Water Works Co., Inc.	4,000	165,120
Connecticut Water Service, Inc.	4,915	158,066

		1,448,094

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	13,900	113,315
America Movil SAB de CV (Mexico) (Class L Stock)	712,400	706,440
China Mobile Ltd. (China)	81,000	911,424
ENTEL Chile SA (Chile)	1,562	25,241
Freenet AG (Germany)*	67,799	1,638,003
Globe Telecom, Inc. (Philippines)	455	16,733
KDDI Corp. (Japan)	97,800	5,025,938
MegaFon OAO (Russia), GDR, RegS	1,158	40,820
Millicom International Cellular SA (Luxembourg), SDR	3,364	297,603
MTN Group Ltd. (South Africa)	8,644	168,802
NTT DoCoMo, Inc. (Japan)	86,300	1,398,418
Shenandoah Telecommunications Co.	21,400	515,740
Sistema JSFC (Russia), GDR, RegS	12,595	327,344
SK Telecom Co. Ltd. (South Korea)	1,626	332,500
Sonaecom - SGPS SA (Portugal)	119,498	332,142
Telephone & Data Systems, Inc.	105,797	3,126,301
Tim Participacoes SA (Brazil)	10,900	50,656
USA Mobility, Inc.	19,833	280,835
Vodacom Group Ltd. (South Africa)	9,864	122,367
Vodafone Group PLC (United Kingdom)	1,439,732	5,053,236

		20,483,858

TOTAL COMMON STOCKS (cost $3,951,620,084)		4,131,608,450

EXCHANGE TRADED FUNDS — 0.9%
iShares MSCI EAFE Index Fund	676,200	43,134,798
iShares MSCI EAFE Small Cap Index Fund(a)	106,000	5,138,880
iShares MSCI Emerging Markets Index Fund	83,500	3,404,295

TOTAL EXCHANGE TRADED FUNDS (cost $49,441,302)		51,677,973

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	2,802	$228,605
Hyundai Motor Co. (South Korea) (2nd PRFC)	600	63,112
Hyundai Motor Co. (South Korea) (PRFC)	300	30,146

		321,863

Beverages
Cia de Bebidas das Americas (Brazil) (PRFC)	8,800	337,142
Embotelladora Andina SA (Chile) (PRFC)	3,291	18,081

		355,223

Chemicals
LG Chem Ltd. (South Korea) (PRFC)	200	26,054

Commercial Banks
Banco Bradesco SA (Brazil) (PRFC)	26,800	370,627
Banco Davivienda SA (Colombia) (PRFC)	10,402	138,163
Bancolombia SA (Colombia) (PRFC)	2,000	28,768
Itau Unibanco Holding SA (Brazil) (PRFC)	15,940	225,690
Itausa - Investimentos Itau SA (Brazil) (PRFC)	98,670	401,126

		1,164,374

Containers & Packaging
Klabin SA (Brazil) (PRFC)	6,500	33,933

Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)	44,100	84,567

Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	33,583	287,144

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC)	1,600	73,319

Healthcare Equipment & Services
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	2,824	359,623

Insurance
Unipol Gruppo Finanziario SpA (Italy) (PRFC)	141,620	507,995

Metals & Mining
Metalurgica Gerdau SA (Brazil) (PRFC)	3,500	32,911
Vale SA (Brazil) (PRFC)	15,000	213,802

		246,713

Multiline Retail
Lojas Americanas SA (Brazil) (PRFC)	1,300	9,579

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC)	22,500	187,001

Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	163,022

TOTAL PREFERRED STOCKS (cost $3,917,649)		3,820,410

			Units	Value
RIGHTS*
Commercial Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 10/15/13			466,262	63,709

Gas Utilities
Korea Gas Corp. (South Korea), expiring 10/21/13			52	469

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)(a)			20,414	19,857

TOTAL RIGHTS (cost $62,485)				84,035

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.9%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.259%(c)	10/25/34	A1	4,271	4,012,608
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1
0.779%(c)	08/25/35	BBB+(d)	3,200	3,074,726
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.466%(c)	07/13/25	Aaa	5,200	5,167,978
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	Aa2	4,650	4,514,253
Ares VIR CLO Ltd.,
Series 2006-6RA, Class A1C, 144A
0.646%(c)	03/12/18	Aaa	4,000	3,929,616
Ares XVI CLO Ltd. (Cayman Islands),
Series 2011-16A, Class AR, 144A
1.243%(c)	05/17/21	Aaa	7,751	7,704,482
Argent Securities, Inc.,
Series 2003-W5, Class AV2
0.939%(c)	10/25/33	Aaa	958	791,774
Series 2003-W7, Class A2
0.959%(c)	03/25/34	Aaa	791	716,552
Asset-Backed Securities Corp. Home Equity Loan Trust Series,
Series 2003-HE1, Class M2
3.707%(c)	01/15/33	A3	1,068	1,097,825
Series 2005-HE1, Class M1
0.929%(c)	03/25/35	B1	8,056	7,709,608
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.312%(c)	04/20/25	Aaa	2,800	2,769,368
Series 2013-IA, Class B, 144A
1.812%(c)	04/20/25	AA(d)	5,000	4,937,675
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.689%(c)	10/22/25	Aaa	2,900	2,892,750
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
3.587%(c)	03/25/44	Baa2	1,911	1,914,032
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.475%(c)	07/15/24	Aaa	5,650	5,645,723
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	AA(d)	5,000	5,015,870

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
BMI CLO (Cayman Islands),
Series 2013-1AR, Class A1R, 144A
1.204%(c)	08/01/21	Aaa	6,896	$6,848,878
Chase Funding Trust Series,
Series 2003-1, Class 2A2
0.839%(c)	11/25/32	A1	795	735,358
Chase Issuance Trust,
Series 2007-C1, Class C1
0.642%(c)	04/15/19	Baa2	5,000	4,925,825
Citibank Credit Card Issuance Trust,
Series 2005-C2, Class C2
0.650%(c)	03/24/17	Baa2	3,500	3,470,257
Fairway Loan Funding Co. (Cayman Islands),
Series 2006-1A, Class A1L, 144A
0.508%(c)	10/17/18	Aaa	4,398	4,361,873
GSAMP Trust,
Series 2004-HE2, Class M1
0.829%(c)	09/25/34	Ba1	9,318	8,323,462
Home Equity Asset Trust,
Series 2002-1, Class M1
1.499%(c)	11/25/32	Ba3	2,452	2,226,292
Series 2004-2, Class M1
0.974%(c)	07/25/34	Ba3	7,990	7,206,240
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class A, 144A
1.754%(c)	09/15/23	AAA(d)	3,600	3,605,832
Master Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
1.279%(c)	09/25/34	A3	3,340	3,333,153
Mayport CLO Ltd. (Cayman Islands),
Series 2006-1A, Class A1L, 144A
0.512%(c)	02/22/20	Aaa	3,247	3,190,928
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
0.899%(c)	07/25/34	Baa1	373	344,595
Series 2004-HE2, Class A1A
0.579%(c)	08/25/35	AAA(d)	811	735,554
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.929%(c)	09/25/35	A1	1,611	1,458,517
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.199%(c)	10/25/33	Ba3	869	792,046
Series 2004-NC3, Class M1
0.974%(c)	03/25/34	B3	4,048	3,779,226
Series 2005-HE2, Class M1
0.579%(c)	01/25/35	Baa2	2,000	1,797,406
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
0.649%(c)	08/25/35	Ba2	3,000	2,663,379
Mountain View CLO III Ltd.,
Series 2007-3A, Class A1, 144A
0.483%(c)	04/16/21	Aaa	4,361	4,284,137
Octagon Investment Partners XVI Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.392%(c)	07/17/25	Aaa	6,500	6,457,692
Option One Mortgage Acceptance Corp.,
Series 2003-4, Class A2
0.819%(c)	07/25/33	Ba1	1,347	1,221,443
Series 2003-6, Class A2

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
0.839%(c)	11/25/33	Baa1	2,939	$2,658,781
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
1.019%(c)	02/25/33	Ba3	2,352	2,117,457
OZLM Funding Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.470%(c)	07/22/25	Aaa	2,200	2,180,319
Ramp Series Trust,
Series 2005-EFC2, Class M3
0.669%(c)	07/25/35	Baa1	9,000	8,279,757
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1
0.944%(c)	02/25/35	A3	1,336	1,239,386
Series 2004-BC4, Class A2C
1.159%(c)	10/25/35	Baa2	9,809	9,054,706
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.304%(c)	04/25/33	Baa3	3,903	3,647,032
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.393%(c)	07/15/25	Aaa	5,500	5,461,408

TOTAL ASSET-BACKED SECURITIES (cost $171,423,105)				168,295,779

BANK LOANS(c) — 0.5%
Aerospace & Defense
Sequa Corp.,
Term Loan B
5.250%	06/19/17	B1	194	193,860

Auto Components
Goodyear Tire & Rubber Co. (The),
Term Loan (Second Lien)
4.750%	04/30/19	Ba1	429	430,982

Automobiles — 0.1%
Chrysler Group LLC,
Term Loan
4.250%	05/24/17	Ba1	982	987,528
HHI Holdings, LLC,
Term Loan
5.000%	10/05/18	B2	807	811,409

				1,798,937

Banking — 0.1%
AA Group,
Term Loan
3.257%	07/31/18	BBB-(d)	1,175	1,883,196

Capital Goods
Vescap (OGF),
Term Loan
4.500%	09/04/20	B2	1,300	1,763,102

Capital Markets
Hamilton Lane Advisors, LLC,
Term Loan B
5.250%	02/28/18	Ba3	506	505,155

Chemicals
Flash Dutch 2 BV & US Coatings Acq.,
Term Loan B
4.750%	02/03/20	B1	184	184,437

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
Houghton International, Inc.,
Term Loan B
4.000%	12/20/19	B1	288	$284,407
Univar, Inc.,
Term Loan B
5.000%	06/30/17	B2	794	764,544

				1,233,388

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Term B Loan
4.250%	10/09/19	B1	957	955,857
WCA Waste Corp.,
Term Loan B
4.000%	03/23/18	B1	328	327,923

				1,283,780

Construction & Engineering
WireCo Worldgroup, Inc.,
Term Loan B
6.000%	02/15/17	Ba2	297	297,743

Containers & Packaging
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/30/18	B1	533	533,743

Diversified Financial Services
Flying Fortress, Inc.,
Term Loan
3.500%	06/30/17	Ba2	833	830,729

Diversified Telecommunication Services
Intelsat Jackson Holdings SA,
Term Loan B
4.250%	04/02/18	Ba3	983	983,778

Food & Staples Retailing
Wendy’s International, Inc.,
Term Loan B
3.250%	05/15/19	B1	171	169,905

Food Products
Pinnacle Foods Finance LLC,
Term Loan G
3.250%	04/29/20	Ba3	426	422,484

Healthcare Equipment & Supplies — 0.1%
Alere, Inc.,
Term Loan B2
4.253%	06/30/17	Ba3	494	495,910
Convatec, Inc.,
Term Loan B
5.000%	12/22/16	Ba3	309	310,752
DJO Finance, LLC,
Extended Tranche Term Loan
4.750%	09/15/17	Ba3	789	790,518
Kinetic Concepts, Inc.,
Dollar Term Loan C-1
4.500%	05/04/18	Ba3	447	448,861
Trizetto Group, Inc.,
Term Loan B
4.750%	05/02/18	B2	982	910,369

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Equipment & Supplies (cont’d.)
				$2,956,410

Healthcare Providers & Services
Select Medical Corp.,
Series A, Tranche Term Loan B
4.004%	06/01/18	Ba2	231	231,735
Truven Health Analytics, Inc.,
Term Loan
4.500%	06/06/19	Ba3	990	990,013

				1,221,748

Healthcare Technology
Emdeon Business Services LLC,
Term Loan
3.750%	11/02/18	Ba3	410	410,266

Independent Power Producers & Energy Traders
Freif North American Power I LLC,
Term Loan B
4.750%	03/29/19	Ba3	252	251,992
Term Loan C
4.750%	03/29/19	Ba3	39	39,253

				291,245

Insurance
Asurion Corp.,
Term Loan B-1
4.500%	05/24/19	Ba2	943	933,201

Leisure Equipment & Products
Live Nation Entertainment,
Term Loan
3.500%	08/17/20	Ba3	980	974,874

Life Sciences Tools & Services
Quintiles Transnational Holdings, Inc.,
Term Loan B-1
4.500%	06/08/18	B1	464	465,781
Term Loan B-2
4.000%	06/08/18	B1	621	619,869

				1,085,650

Media — 0.1%
FoxCo Acquisition LLC,
Term Loan B
5.500%	07/14/17	B2	665	667,638
NEP Holdco, Inc.,
Term Loan B (First Lien)
4.750%	01/22/20	B1	288	288,635
Sinclair Television Group, Inc.,
Term Loan
3.000%	04/09/20	Ba1	680	675,992
Univision Communications, Inc.,
Term Loan C1(First Lien)
4.500%	03/01/20	B2	770	765,685

				2,397,950

Metals & Mining
Fortescue Metal Group Ltd.,
Term Loan B
5.250%	10/18/17	Ba1	743	744,694

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Term Loan C
4.250%	09/15/17	Ba3	1,015	$1,016,045
Par Pharmaceutical, Inc.,
Term Loan B
4.250%	09/28/19	B1	997	991,428

				2,007,473

Professional Services
Acosta, Inc.,
Term Loan
5.000%	03/02/18	B1	995	996,483

Real Estate Investment Trusts
iStar Financial, Inc.,
2017 Term Loan
4.500%	10/15/17	B1	487	486,921

Specialty Retail
Serta Simmons Holdings, LLC,
Term Loan B
5.000%	10/01/19	B2	794	795,213

Technology
Deltek, Inc.,
Term Loan B
5.000%	10/10/18	B1	331	330,971
Syniverse Holdings, Inc.,
Term Loan
4.000%	04/23/19	B1	960	959,826
4.000%	04/23/19	B1	276	275,623

				1,566,420

Trading Companies & Distributors
WESCO Distribution, Inc.,
Term Loan B-1
4.500%	12/12/19	Ba3	290	291,436

TOTAL BANK LOANS (cost $29,384,981)				29,490,766

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.885%(c)	12/10/49	Aaa	8,000	9,046,936
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD2, Class A4
5.484%(c)	01/15/46	Aaa	1,676	1,803,128
Series 2007-CD4, Class A4
5.322%	12/11/49(a)	Aa3	7,500	8,290,845
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR8, Class A4
3.334%	06/10/46	Aaa	7,000	6,803,146
Series 2013-CR9, Class A3
4.022%	07/10/45	AAA(d)	7,000	7,160,818
Series 2013-CR10, Class A3
3.923%	08/10/46	Aaa	1,600	1,624,306
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aa2	470	499,493

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4
5.223%	08/15/48	AA+(d)	7,000	$7,593,642
FHLMC Multifamily Structured Pass-Through Certificates,
Series-K012, Class A2
4.186%	12/25/20	Aaa	4,069	4,403,826
Series-K029, Class A2
3.320%	02/25/23	Aaa	3,900	3,912,293
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	AAA(d)	7,900	7,420,510
Series 2013-GC13, Class A4
3.871%(c)	07/10/46	Aaa	4,200	4,221,995
Series 2013-GC14, Class A4
3.955%	08/10/46	Aaa	4,700	4,801,417
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3
3.272%	07/15/45	Aaa	5,000	5,050,775
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	Aaa	660	741,903
JPMorgan Chase Commercial Mortgage Series Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	Aaa	6,750	6,298,634
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3
4.105%(c)	07/15/46	Aaa	9,600	9,878,208
Series 2013-C11, Class A3
3.960%	08/15/46	Aaa	2,000	2,044,692
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	AAA(d)	6,836	6,630,852
Wachovia Bank Commercial Mortgage Trust Series,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	Aaa	7,229	7,798,225
Series 2006-C28, Class A1A
5.559%	10/15/48	Aaa	2,433	2,656,456
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A3
3.986%	07/15/46	Aaa	2,600	2,649,716
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	Aaa	2,850	2,637,239

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $115,378,784)				113,969,055

CORPORATE BONDS — 7.6%
Aerospace & Defense
Moog, Inc.,
Sr. Sub. Notes
7.250%	06/15/18	Ba3	1,237	1,286,480
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	A2	815	791,692

				2,078,172

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass Through Certificates
6.821%	08/10/22	Baa1	1,009	$1,122,651

Automobiles — 0.2%
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19	B2	1,000	1,062,500
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	Baa3	1,040	928,172
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17(a)	Baa3	4,500	4,808,349
General Motors Co.,
Sr. Unsec’d. Notes, 144A
4.875%	10/02/23	Ba1	1,395	1,363,613
6.250%	10/02/43	Ba1	1,285	1,265,725

				9,428,359

Banking — 2.2%
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.875%	09/27/22(a)	A3	1,400	1,322,311
Bank of America Corp.,
Sr. Unsec’d. Notes
1.500%	10/09/15	Baa2	5,000	5,027,340
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	Baa2	4,000	3,747,040
5.875%	02/07/42	Baa2	1,600	1,776,451
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15	Baa1	7,750	7,710,963
2.150%	03/23/15	Baa1	4,700	4,775,698
4.750%	07/15/21	Baa1	2,500	2,645,253
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17(a)	Ba3	1,600	1,682,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.450%	01/10/17	Baa2	3,500	3,789,688
5.875%	01/30/42(a)	Baa2	1,800	2,001,328
8.500%	05/22/19	Baa2	3,219	4,111,442
Sub. Notes
5.000%	09/15/14	Baa3	10,400	10,792,007
6.125%	08/25/36	Baa3	2,700	2,717,396
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23	A3	1,000	956,258
5.150%	01/15/14	A3	3,400	3,443,744
6.000%	06/15/20	A3	1,600	1,816,790
6.250%	02/01/41	A3	5,600	6,273,786
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15	A2	11,700	11,962,618
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18	Baa1	1,825	1,825,821

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
6.400%	05/15/38(a)	A2	6,400	$7,546,707
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1	4,000	4,576,616
KeyCorp,
Sr. Unsec’d. Notes
3.750%	08/13/15	Baa1	5,200	5,463,510
Lloyds TSB Bank PLC (United Kingdom),
Bank Gtd. Notes, MTN, 144A
5.800%	01/13/20	A2	2,500	2,850,535
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37(a)	Baa3	3,080	3,172,187
Sr. Unsec’d. Notes
5.000%	01/15/15	Baa2	2,000	2,099,760
6.875%	04/25/18(a)	Baa2	4,900	5,774,675
Morgan Stanley,
Sr. Unsec’d. Notes
5.500%	07/28/21	Baa1	5,900	6,452,730
6.375%	07/24/42	Baa1	3,700	4,187,190
PNC Bank NA,
Sub. Notes
3.800%	07/25/23	A3	685	670,281
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36(a)	A1	5,815	6,578,411

				127,750,536

Building Materials
Cemex Finance LLC,
1st Lien, RegS
9.500%	12/14/16	B+(d)	329	349,151
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.125%	06/26/22	Baa3	300	290,250

				639,401

Cable — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	B1	2,000	1,890,000
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	A3	4,400	6,202,790
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	A3	1,355	1,704,810
CSC Holdings LLC,
Sr. Unsec’d. Notes
7.625%	07/15/18	Ba3	700	801,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14	Baa2	9,900	10,289,120
DISH DBS Corp.,
Sr. Unsec’d. Notes
7.000%	10/01/13(a)	Ba3	1,500	1,500,000

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Cable (cont’d.)
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19	Baa2	3,000	$3,472,806
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22(a)	Ba2	1,900	1,805,000

				27,666,026

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	Baa2	975	880,890
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	Baa2	9,800	12,498,665

				13,379,555

Construction & Engineering
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	B2	1,750	1,837,500

Diversified Financial Services — 0.4%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.150%	01/09/15(a)	A1	10,300	10,513,684
3.150%	09/07/22(a)	A1	6,300	5,956,908
6.750%	03/15/32	A1	5,150	6,142,920

				22,613,512

Diversified Manufacturing
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	Ba3	1,250	1,325,000

Electric — 0.8%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	Baa2	6,600	6,483,847
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21(a)	B1	2,500	2,656,250
Commonwealth Edison Co.,
1st Mtge
6.150%	09/15/17	A3	2,300	2,692,304
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	A3	700	870,412
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15	Baa2	9,050	9,565,669
Covanta Holding Corp.,
Sr. Unsec’d. Notes
7.250%	12/01/20	Ba3	1,000	1,072,300
DCP Midstream LLC,
Sr. Unsec’d. Notes
8.125%	08/16/30	Baa2	3,500	4,293,842
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	Ba1	1,500	1,533,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	Baa1	6,100	$6,076,192
3.950%	09/15/14	Baa1	3,200	3,300,957
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36(a)	Baa1	2,600	2,908,615
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18(a)	B1	2,000	2,215,000
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34(a)	A3	3,100	3,448,877
Southern Power Co.,
Series D, Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	1,600	1,711,515

				48,829,530

Energy - Integrated — 0.1%
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19	Baa2	500	568,150
Reliance Holdings USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22(a)	Baa2	2,000	2,004,228
Sasol Financing International PLC (United Kingdom),
Gtd. Notes
4.500%	11/14/22	Baa1	1,200	1,098,000

				3,670,378

Food Products — 0.1%
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23	Baa3	215	184,900
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18	B3	2,000	2,165,000
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	Baa2	2,070	2,432,931

				4,782,831

Gas Utilities — 0.2%
AGL Capital Corp.,
Gtd. Notes
4.400%	06/01/43	Baa1	1,200	1,092,310
Sempra Energy,
Sr. Unsec’d. Notes
2.000%	03/15/14	Baa1	6,883	6,926,480
6.500%	06/01/16	Baa1	2,500	2,839,325

				10,858,115

Healthcare Insurance — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	Baa2	1,318	1,217,847
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42	Baa2	2,180	2,287,917

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Insurance (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	A3	2,790	$2,392,517
Wellpoint, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	Baa2	2,580	2,366,920

				8,265,201

Healthcare Providers & Services
HCA, Inc.,
Gtd. Notes
8.000%	10/01/18	B3	1,350	1,552,500

Hotels, Restaurants & Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18	B1	3,000	3,288,750

Independent Power Producers & Energy Traders — 0.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Baa3	4,000	4,649,908
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	Ba3	1,150	1,135,625
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	Baa2	1,055	1,187,220
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	Baa3	3,000	3,013,527

				9,986,280

Insurance — 0.5%
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.500%	06/15/43	A3	190	184,175
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17	Baa1	4,030	4,285,949
6.250%	05/01/36(a)	Baa1	3,700	4,227,553
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	Baa2	2,000	2,158,276
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	Baa1	3,200	4,041,405
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	A3	2,500	2,198,075
6.750%	06/01/16	A3	5,500	6,302,648
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	Aa2	2,420	2,779,043

				26,177,124

Lodging — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	Baa3	1,275	1,319,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/17	Baa3	2,130	$2,185,849

				3,505,474

Media — 0.1%
Myriad International Holdings BV (Netherlands),
Gtd. Notes, 144A
6.000%	07/18/20	Baa3	600	630,000
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	1,750	1,903,039
Sinclair Television Group, Inc.,
2nd Lien, 144A
9.250%	11/01/17	Ba3	1,000	1,052,100
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19	Ba2	1,000	990,000
Telesat Canada/Telesat LLC (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	B3	1,900	1,976,000
Viacom, Inc.,
Sr. Unsec’d. Notes
5.850%	09/01/43(a)	Baa2	920	936,578
Walt Disney Co. (The),
Sr. Unsec’d. Notes
0.450%	12/01/15	A2	750	746,071

				8,233,788

Metals — 0.1%
Berau Capital Resources Pte Ltd. (Indonesia),
Sr. Sec’d. Notes, RegS
12.500%	07/08/15	B1	150	156,750
Glencore Funding LLC,
Gtd. Notes, 144A
1.700%	05/27/16	Baa2	5,375	5,296,063
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42(a)	Baa2	1,500	1,209,732
Vedanta Resources PLC (United Kingdom),
Sr. Notes, 144A
6.000%	01/31/19	Ba3	700	665,000

				7,327,545

Metals & Mining
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	A1	1,315	1,339,313

Packaging
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	Ba1	2,250	2,019,375

Paper
Rock-Tenn Co.,
Gtd. Notes
4.900%	03/01/22	Ba1	1,750	1,808,751

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.875%	11/15/14	Baa1	6,100	$6,184,729
2.300%	06/15/16	Baa1	6,350	6,542,881
5.750%	03/15/40	Baa1	1,670	1,736,845
HCA, Inc.,
Sr. Sec’d. Notes
4.750%	05/01/23(a)	Ba3	1,000	941,250
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43	A2	975	902,600
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	A1	2,500	2,925,125

				19,233,430

Pipelines — 0.2%
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/43(a)	Baa2	1,200	1,085,221
6.950%	01/15/38	Baa2	1,500	1,690,806
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	Baa2	2,400	2,602,418
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15	Baa2	7,400	7,681,037

				13,059,482

Railroads
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44(a)	Baa2	1,100	932,041

Retail & Merchandising — 0.1%
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23(a)	Ba2	3,000	2,789,958

Retailers — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41	Baa1	865	948,853
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	A3	3,600	4,109,209
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22(a)	Ba1	1,700	1,742,500

				6,800,562

Technology — 0.3%
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19(a)	B1	1,000	1,145,000
Fidelity National Information Services, Inc.,
Gtd. Notes
7.875%	07/15/20	Baa3	1,300	1,436,600
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2	2,890	3,015,816

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Technology (cont’d.)
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/18	B1	2,300	$2,489,750
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16(a)	Aa3	2,200	2,265,399
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	Ba1	2,400	2,472,000
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18	B3	1,800	1,755,000

				14,579,565

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.300%	01/15/38	A3	5,200	5,619,988
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	Baa2	735	1,088,379
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15	Baa3	3,300	3,452,625
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19(a)	B1	1,500	1,541,250
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23	B1	655	668,100
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	09/15/33	Baa1	2,320	2,576,390
6.550%	09/15/43	Baa1	7,575	8,551,698
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30(a)	Baa1	2,150	2,643,892

				26,142,322

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39	Baa1	3,200	4,880,070
Lorillard Tobacco Co.,
Gtd. Notes
3.750%	05/20/23(a)	Baa2	2,125	1,951,791

				6,831,861

Transportation — 0.1%
Cummins, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/43	A3	130	132,106
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	Baa1	1,780	2,109,081

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2	2,000	$2,115,000

				4,356,187

TOTAL CORPORATE BONDS (cost $448,547,338)				444,211,075

MUNICIPAL BONDS — 0.1%
California
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	1,330	1,602,238

Colorado — 0.1%
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50	Aa2	1,470	1,694,895

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
5.000%	12/01/43	A1	1,500	1,526,235

TOTAL MUNICIPAL BONDS (cost $5,321,766)				4,823,368

NON-CORPORATE FOREIGN AGENCIES — 0.5%
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	Aa3	1,095	984,194
Dubai Electricity & Water Authority (United Arab Emirates),
Sr. Unsec’d. Notes, MTN, RegS
6.375%	10/21/16	Baa3	1,100	1,238,875
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16	Baa3	1,300	1,339,000
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20	Aa3	2,000	2,193,842
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	Baa1	1,000	1,070,000
9.250%	04/23/19	Baa1	2,000	2,460,400
Sr. Unsec’d. Notes, MTN, 144A
8.625%	04/28/34	Baa1	750	896,250
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
5.750%	04/30/43	Baa3	800	702,000
9.125%	07/02/18	Baa3	2,000	2,450,000
Korea Development Bank/The (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17	Aa3	1,000	1,049,308
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	A1	1,500	1,381,833
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	10/17/16	Baa3	3,300	3,638,250
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.300%	05/20/23	Baa3	480	410,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Petrobras Global Finance BV (Netherlands),
Gtd. Notes
4.375%	05/20/23(a)	A3		590	$539,724
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3		800	803,668
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	Baa1		2,000	2,140,000
5.500%	06/27/44	Baa1		1,150	1,044,015
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24	Ba1		1,270	1,524,000
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
5.180%	06/28/19	Baa1		770	801,955
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.125%	08/01/17	Baa3		350	347,360
VTB Bank OJSC Via VTB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.875%	05/29/18	Baa2		550	591,250

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $29,352,974)					27,606,324

FOREIGN GOVERNMENT BONDS — 1.0%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41(a)	Baa2		2,000	1,995,000
7.125%	01/20/37	Baa2		1,000	1,175,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37	Baa3		1,000	1,248,500
Hellenic Republic Government International Bond (Greece),
Bonds
2.000%(t)	02/24/23	C	EUR	1,180	986,489
Sr. Unsec’d. Notes
5.800%	07/14/15	C	JPY	52,700	487,888
5.800%	07/14/15	C	JPY	50,000	462,892
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18(a)	Ba1		800	792,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21	Baa3		2,500	2,475,000
6.875%	01/17/18	Baa3		3,000	3,337,500
Ireland Government Bond (Ireland),
Bonds
4.400%	06/18/19	Ba1	EUR	4,000	5,747,894
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
6.500%	11/01/27	Baa2	EUR	2,800	4,426,938
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
4.500%	06/08/15	Baa2	JPY	300,000	3,185,033
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.750%	04/22/23	Baa1	EUR	3,000	3,828,229

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	Ba1		1,000	$1,302,500
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN, RegS
3.500%	03/25/15	Ba3		200	197,300
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS
4.750%	06/14/19	Ba3	EUR	6,000	7,447,198
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.750%	01/20/42	Aa2		800	864,000
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	04/04/17(a)	Baa1		2,000	2,078,460
Spain Government International Bond (Spain),
Bonds
4.250%	10/31/16	Baa3	EUR	2,910	4,156,665
Sr. Unsec’d. Notes, MTN, 144A
4.000%	03/06/18	Baa3		2,000	2,032,600
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	Baa3		2,000	2,260,500
8.000%	02/14/34	Baa3		1,045	1,239,893
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22(a)	Baa1		1,250	1,240,000
4.750%	03/08/44	Baa1		4,400	3,982,000
6.050%	01/11/40	Baa1		250	273,375

TOTAL FOREIGN GOVERNMENT BONDS (cost $60,533,123)					57,222,854

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal National Mortgage Assoc.
2.500%	TBA			3,500	3,519,688
3.500%	05/01/42			21,192	21,614,546
3.500%	TBA			129,500	131,636,647
4.000%	TBA			17,500	18,331,796

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $172,692,597)					175,102,677

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds
2.875%	05/15/43(a)			6,035	5,122,206
U.S. Treasury Notes
0.250%	07/31/15			3,200	3,197,626
0.375%	06/30/15			4,105	4,111,896
0.625%	04/30/18			19,535	18,988,626
0.750%	12/31/17			5,315	5,224,895
0.875%	09/15/16(a)			7,010	7,061,481
1.375%	07/31/18-09/30/18(a)			57,715	57,722,302
1.500%	08/31/18(a)			9,070	9,130,234
2.125%	08/31/20(a)			1,210	1,220,682
2.500%	08/15/23(a)			21,700	21,479,615
4.625%	11/15/16			12,080	13,539,977

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strip Coupon
7.625%	05/15/22	50,000	$40,146,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $188,783,693)			186,945,540

TOTAL LONG-TERM INVESTMENTS (cost $5,226,459,881)			5,394,858,306

		Shares
SHORT-TERM INVESTMENTS — 14.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $852,579,789; includes $269,159,315 of cash collateral for securities on loan)(b)(w)		852,579,789	852,579,789

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills
0.005%	12/19/13	700	699,977
0.008%	12/19/13	10	10,000
0.030%	12/19/13	110	109,996
0.035%	03/20/14	245	244,971
0.050%	12/19/13	12,150	12,149,599

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,214,847)			13,214,543

TOTAL SHORT-TERM INVESTMENTS (cost $865,794,636)			865,794,332

TOTAL INVESTMENTS — 107.0% (cost $6,092,254,517)			6,260,652,638
Liabilities in excess of other assets(x) — (7.0)%			(411,427,704)

NET ASSETS — 100.0%			$5,849,224,934

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS	Asset-Backed Security

ADR	American Depositary Receipt

ASX	Australian Securities Exchange

bps	Basis Points

BRAZIBOR	Brazilian Interbank Offered Rate

CAC	French Stock Market Index

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAX	German Stock Index
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp
FTSE	Financial Times and the London Stock Exchange Index
GDR	Global Depositary Receipt
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NZDBBR	New Zealand Bank Bill Rate
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SPI	Swiss Performance Index
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CSK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $261,488,691; cash collateral of $ 269,159,315 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(n)	Rate shown reflects yield to maturity at purchase date.
(t)	Represents step coupon bond. The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
165	2 Year U.S. Treasury Notes	Dec. 2013	$36,215,547	$36,343,828	$128,281
1,331	5 Year U.S. Treasury Notes	Dec. 2013	159,741,616	161,113,391	1,371,775
20	10 Year U.K. Gilt	Dec. 2013	3,541,849	3,571,961	30,112
298	10 Year U.S. Treasury Notes	Dec. 2013	36,716,133	37,664,406	948,273
12	20 Year U.S. Treasury Bonds	Dec. 2013	1,549,969	1,600,500	50,531
6	ASX SPI 200 Index	Dec. 2013	733,537	730,878	(2,659)
112	CAC40 10 Euro	Oct. 2013	6,272,897	6,281,988	9,091
17	DAX Index	Dec. 2013	4,948,406	4,938,344	(10,062)
70	FTSE 100 Index	Dec. 2013	7,453,295	7,286,142	(167,153)
2	FTSE/MIB Index	Dec. 2013	243,242	235,639	(7,603)
255	Mini MSCI EAFE Index	Dec. 2013	23,009,596	23,143,800	134,204
209	Russell 2000 Mini Index	Dec. 2013	21,998,245	22,392,260	394,015
1,592	S&P 500 E-Mini	Dec. 2013	134,173,860	133,274,280	(899,580)
66	S&P 500 Index	Dec. 2013	27,750,938	27,625,950	(124,988)
27	S&P Mid 400 E-Mini	Dec. 2013	3,375,600	3,349,620	(25,980)
48	TOPIX Index	Dec. 2013	5,740,403	5,842,820	102,417

					1,930,674

Short Positions:
100	2 Year Euro Schatz Index	Dec. 2013	14,913,147	14,935,469	(22,322)
34	2 Year U.S. Treasury Notes	Dec. 2013	7,461,938	7,489,031	(27,093)
24	10 Year Euro-Bund	Dec. 2013	4,491,031	4,561,812	(70,781)
280	10 Year U.S. Treasury Notes	Dec. 2013	34,914,609	35,389,375	(474,766)
74	30 Year U.S. Ultra Treasury Bonds	Dec. 2013	10,353,906	10,514,938	(161,032)

					(755,994)

					$1,174,680

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/25/13	Barclays Capital Group	AUD	955	$873,500	$889,041	$15,541
Expiring 10/25/13	Barclays Capital Group	AUD	693	637,000	645,637	8,637
Expiring 10/25/13	Barclays Capital Group	AUD	691	632,203	643,311	11,108
Expiring 10/25/13	Barclays Capital Group	AUD	689	619,800	641,398	21,598
Expiring 10/25/13	Citigroup Global Markets	AUD	1,382	1,248,200	1,287,149	38,949
Expiring 10/25/13	Citigroup Global Markets	AUD	964	889,200	897,991	8,791
Expiring 10/25/13	Citigroup Global Markets	AUD	929	853,800	864,684	10,884
Expiring 10/25/13	Citigroup Global Markets	AUD	663	611,500	617,310	5,810
Expiring 10/25/13	Citigroup Global Markets	AUD	659	611,900	613,738	1,838
Expiring 10/25/13	Credit Suisse First Boston Corp.	AUD	680	621,300	632,904	11,604
Brazilian Real,
Expiring 10/18/13	Barclays Capital Group	BRL	1,401	609,800	629,315	19,515
Expiring 10/18/13	Barclays Capital Group	BRL	28	12,840	12,815	(25)
Expiring 10/18/13	Citigroup Global Markets	BRL	900	371,000	403,966	32,966
Expiring 10/18/13	Credit Suisse First Boston Corp.	BRL	1,430	630,400	642,166	11,766
British Pound,
Expiring 10/25/13	Citigroup Global Markets	GBP	776	1,246,800	1,256,076	9,276
Expiring 10/25/13	Citigroup Global Markets	GBP	773	1,246,400	1,251,640	5,240
Expiring 10/25/13	Citigroup Global Markets	GBP	582	891,800	941,261	49,461
Expiring 10/25/13	Citigroup Global Markets	GBP	581	882,606	940,759	58,153
Expiring 10/25/13	Citigroup Global Markets	GBP	558	869,900	902,870	32,970
Expiring 10/25/13	Citigroup Global Markets	GBP	415	632,196	671,374	39,178
Expiring 10/25/13	Citigroup Global Markets	GBP	400	626,900	647,007	20,107
Expiring 10/25/13	Citigroup Global Markets	GBP	388	609,800	627,996	18,196
Expiring 10/25/13	Citigroup Global Markets	GBP	387	610,600	626,019	15,419

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 10/25/13	Citigroup Global Markets	GBP	386	$612,200	$625,124	$12,924
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	563	871,500	910,879	39,379
Expiring 10/25/13	JPMorgan Chase	GBP	619	957,900	1,002,473	44,573
Canadian Dollar,
Expiring 10/22/13	Barclays Capital Group	CAD	920	892,600	892,887	287
Expiring 10/22/13	Barclays Capital Group	CAD	914	871,200	887,315	16,115
Expiring 10/22/13	Barclays Capital Group	CAD	899	863,300	872,264	8,964
Expiring 10/22/13	Barclays Capital Group	CAD	660	637,000	639,938	2,938
Expiring 10/22/13	Barclays Capital Group	CAD	657	630,398	637,305	6,907
Expiring 10/22/13	Barclays Capital Group	CAD	630	610,600	611,776	1,176
Expiring 10/22/13	Citigroup Global Markets	CAD	2,196	2,103,759	2,131,158	27,399
Expiring 10/22/13	Citigroup Global Markets	CAD	655	635,200	635,470	270
Expiring 10/22/13	Citigroup Global Markets	CAD	653	621,300	633,912	12,612
Expiring 10/22/13	Citigroup Global Markets	CAD	633	609,800	613,869	4,069
Expiring 10/22/13	Credit Suisse First Boston Corp.	CAD	922	892,900	895,011	2,111
Expiring 10/22/13	Credit Suisse First Boston Corp.	CAD	632	614,100	613,575	(525)
Expiring 10/22/13	Credit Suisse First Boston Corp.	CAD	632	611,500	612,969	1,469
Expiring 10/22/13	UBS AG	CAD	987	957,000	957,903	903
Chilean Peso,
Expiring 12/11/13	Citigroup Global Markets	CLP	764,964	1,483,811	1,499,970	16,159
Expiring 12/11/13	Credit Suisse First Boston Corp.	CLP	311,107	612,500	610,031	(2,469)
Chinese Yuan,
Expiring 10/08/13	Citigroup Global Markets	CNY	5,473	890,800	893,722	2,922
Expiring 10/08/13	Credit Suisse First Boston Corp.	CNY	32,543	5,312,502	5,313,966	1,464
Expiring 10/29/13	Citigroup Global Markets	CNY	28,398	4,575,600	4,632,958	57,358
Colombian Peso,
Expiring 10/18/13	Citigroup Global Markets	COP	1,207,752	637,000	632,496	(4,504)
Expiring 10/18/13	Citigroup Global Markets	COP	1,186,523	621,900	621,379	(521)
Expiring 10/23/13	Citigroup Global Markets	COP	2,951,186	1,525,200	1,544,807	19,607
Czech Koruna,
Expiring 10/24/13	Barclays Capital Group	CSK	11,886	624,700	626,094	1,394
Euro,
Expiring 10/25/13	Barclays Capital Group	EUR	2,308	3,066,661	3,122,569	55,908
Expiring 10/25/13	Barclays Capital Group	EUR	920	1,246,400	1,244,007	(2,393)
Expiring 10/25/13	Citigroup Global Markets	EUR	1,722	2,288,579	2,329,818	41,239
Expiring 10/25/13	Citigroup Global Markets	EUR	1,398	1,864,729	1,891,383	26,654
Expiring 10/25/13	Citigroup Global Markets	EUR	1,384	1,870,200	1,872,907	2,707
Expiring 10/25/13	Credit Suisse First Boston Corp.	EUR	538	714,649	728,493	13,844
Expiring 10/25/13	UBS AG	EUR	1,228	1,639,074	1,661,508	22,434
Expiring 10/25/13	UBS AG	EUR	1,084	1,454,592	1,465,992	11,400
Hungarian Forint,
Expiring 10/24/13	Barclays Capital Group	HUF	137,407	614,100	623,843	9,743
Expiring 10/24/13	Citigroup Global Markets	HUF	381,466	1,698,845	1,731,890	33,045
Expiring 10/24/13	Citigroup Global Markets	HUF	275,411	1,246,400	1,250,391	3,991
Expiring 10/24/13	Citigroup Global Markets	HUF	139,888	619,800	635,106	15,306
Expiring 10/24/13	Citigroup Global Markets	HUF	138,312	618,300	627,951	9,651
Expiring 10/24/13	Citigroup Global Markets	HUF	137,414	612,500	623,872	11,372
Expiring 10/24/13	Citigroup Global Markets	HUF	137,277	623,700	623,252	(448)
Indian Rupee,
Expiring 10/17/13	Citigroup Global Markets	INR	83,627	1,351,543	1,328,538	(23,005)
Expiring 11/05/13	Citigroup Global Markets	INR	44,944	762,600	710,027	(52,573)
Expiring 11/05/13	Citigroup Global Markets	INR	38,352	634,600	605,890	(28,710)
Israeli Shekel,
Expiring 10/24/13	Citigroup Global Markets	ILS	2,276	636,400	645,669	9,269
Expiring 10/24/13	Credit Suisse First Boston Corp.	ILS	3,179	891,400	901,804	10,404
Expiring 10/30/13	Barclays Capital Group	ILS	7,252	2,038,300	2,056,581	18,281
Expiring 10/30/13	Citigroup Global Markets	ILS	9,414	2,631,047	2,669,878	38,831
Expiring 10/30/13	Citigroup Global Markets	ILS	4,404	1,247,500	1,249,073	1,573
Expiring 10/30/13	Citigroup Global Markets	ILS	2,173	611,500	616,384	4,884

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Israeli Shekel (cont’d.),
Expiring 10/30/13	Credit Suisse First Boston Corp.	ILS	2,179	$610,600	$617,958	$7,358
Japanese Yen,
Expiring 10/25/13	Hong Kong & Shanghai Bank	JPY	124,523	1,269,200	1,267,030	(2,170)
Malaysian Ringgit,
Expiring 10/17/13	Barclays Capital Group	MYR	2,272	762,600	696,225	(66,375)
Expiring 10/17/13	Barclays Capital Group	MYR	1,958	620,100	599,809	(20,291)
Expiring 01/16/14	Citigroup Global Markets	MYR	2,019	624,700	615,274	(9,426)
Mexican Peso,
Expiring 10/22/13	Citigroup Global Markets	MXN	100,954	8,041,857	7,696,960	(344,897)
Expiring 10/22/13	Citigroup Global Markets	MXN	24,485	1,876,000	1,866,776	(9,224)
Expiring 10/22/13	Citigroup Global Markets	MXN	16,228	1,266,200	1,237,239	(28,961)
Expiring 10/22/13	Citigroup Global Markets	MXN	11,438	863,300	872,092	8,792
Expiring 10/22/13	Citigroup Global Markets	MXN	11,183	870,600	852,633	(17,967)
Expiring 10/22/13	Citigroup Global Markets	MXN	11,076	882,600	844,485	(38,115)
Expiring 10/22/13	Citigroup Global Markets	MXN	8,020	611,900	611,441	(459)
Expiring 10/22/13	Citigroup Global Markets	MXN	277	21,788	21,147	(641)
New Taiwanese Dollar,
Expiring 12/06/13	Citigroup Global Markets	TWD	17,964	609,800	608,184	(1,616)
Expiring 12/06/13	Credit Suisse First Boston Corp.	TWD	18,029	612,500	610,400	(2,100)
New Zealand Dollar,
Expiring 10/25/13	Barclays Capital Group	NZD	799	632,199	662,494	30,295
Expiring 10/25/13	Barclays Capital Group	NZD	754	612,200	625,428	13,228
Expiring 10/25/13	Citigroup Global Markets	NZD	1,596	1,260,616	1,323,011	62,395
Expiring 10/25/13	Citigroup Global Markets	NZD	1,119	873,500	927,342	53,842
Expiring 10/25/13	Citigroup Global Markets	NZD	805	637,800	667,648	29,848
Expiring 10/25/13	Citigroup Global Markets	NZD	794	635,200	658,214	23,014
Expiring 10/25/13	Citigroup Global Markets	NZD	761	611,900	630,635	18,735
Expiring 10/25/13	Citigroup Global Markets	NZD	752	612,200	623,592	11,392
Expiring 10/25/13	Credit Suisse First Boston Corp.	NZD	1,494	1,228,300	1,238,674	10,374
Expiring 10/25/13	Credit Suisse First Boston Corp.	NZD	1,124	880,300	931,363	51,063
Expiring 10/25/13	Credit Suisse First Boston Corp.	NZD	1,106	869,900	916,432	46,532
Expiring 10/25/13	Credit Suisse First Boston Corp.	NZD	1,081	863,300	896,416	33,116
Norwegian Krone,
Expiring 10/24/13	Barclays Capital Group	NOK	34,451	5,786,594	5,723,542	(63,052)
Expiring 10/24/13	Barclays Capital Group	NOK	11,214	1,874,100	1,863,023	(11,077)
Expiring 10/24/13	Barclays Capital Group	NOK	3,730	618,300	619,636	1,336
Expiring 10/24/13	Barclays Capital Group	NOK	3,620	612,500	601,345	(11,155)
Expiring 10/24/13	Citigroup Global Markets	NOK	5,249	871,200	872,110	910
Expiring 10/24/13	Citigroup Global Markets	NOK	3,800	624,100	631,264	7,164
Expiring 10/24/13	Citigroup Global Markets	NOK	3,765	623,900	625,577	1,677
Expiring 10/24/13	Citigroup Global Markets	NOK	3,673	609,800	610,192	392
Expiring 10/24/13	Citigroup Global Markets	NOK	3,606	611,500	599,062	(12,438)
Expiring 10/24/13	Credit Suisse First Boston Corp.	NOK	5,811	979,000	965,489	(13,511)
Expiring 10/24/13	Credit Suisse First Boston Corp.	NOK	5,258	863,300	873,592	10,292
Expiring 10/24/13	Credit Suisse First Boston Corp.	NOK	3,672	621,000	610,104	(10,896)
Expiring 10/24/13	Credit Suisse First Boston Corp.	NOK	3,627	614,100	602,534	(11,566)
Peruvian New Sol,
Expiring 11/04/13	Citigroup Global Markets	PEN	1,762	624,400	629,961	5,561
Expiring 11/04/13	Citigroup Global Markets	PEN	1,701	611,500	607,984	(3,516)
Expiring 11/04/13	Credit Suisse First Boston Corp.	PEN	1,822	647,277	651,237	3,960
Philippine Peso,
Expiring 10/08/13	Citigroup Global Markets	PHP	182,122	4,233,910	4,183,204	(50,706)
Expiring 10/08/13	Citigroup Global Markets	PHP	26,874	623,900	617,288	(6,612)
Expiring 10/17/13	Citigroup Global Markets	PHP	26,759	609,800	614,698	4,898
Expiring 10/17/13	Credit Suisse First Boston Corp.	PHP	26,702	611,900	613,385	1,485
Expiring 11/29/13	Citigroup Global Markets	PHP	32,844	762,600	754,437	(8,163)
Expiring 11/29/13	Citigroup Global Markets	PHP	32,727	762,600	751,739	(10,861)
Expiring 11/29/13	Citigroup Global Markets	PHP	27,507	637,800	631,837	(5,963)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty,
Expiring 10/24/13	Barclays Capital Group	PLN	2,850	$886,400	$911,325	$24,925
Expiring 10/24/13	Barclays Capital Group	PLN	402	123,300	128,503	5,203
Expiring 10/24/13	Citigroup Global Markets	PLN	4,880	1,497,400	1,560,320	62,920
Expiring 10/24/13	Citigroup Global Markets	PLN	3,898	1,221,100	1,246,155	25,055
Expiring 10/24/13	Citigroup Global Markets	PLN	3,028	954,400	967,940	13,540
Expiring 10/24/13	Citigroup Global Markets	PLN	2,876	870,600	919,591	48,991
Expiring 10/24/13	Citigroup Global Markets	PLN	2,001	637,100	639,855	2,755
Expiring 10/24/13	Citigroup Global Markets	PLN	1,941	611,500	620,604	9,104
Expiring 10/24/13	Citigroup Global Markets	PLN	1,935	610,600	618,789	8,189
Expiring 10/24/13	Credit Suisse First Boston Corp.	PLN	4,042	1,259,686	1,292,240	32,554
Expiring 10/24/13	Credit Suisse First Boston Corp.	PLN	1,945	612,200	621,987	9,787
Romanian Leu,
Expiring 10/24/13	Citigroup Global Markets	RON	4,117	1,246,800	1,246,038	(762)
Expiring 10/24/13	Citigroup Global Markets	RON	2,144	637,800	648,663	10,863
Expiring 10/24/13	Citigroup Global Markets	RON	2,129	637,500	644,287	6,787
Expiring 10/24/13	Citigroup Global Markets	RON	2,052	623,200	621,103	(2,097)
Expiring 10/24/13	Citigroup Global Markets	RON	2,049	612,500	620,077	7,577
Expiring 10/24/13	Credit Suisse First Boston Corp.	RON	7,531	2,231,946	2,279,079	47,133
Russian Ruble,
Expiring 10/09/13	Citigroup Global Markets	RUB	96,827	3,050,400	2,983,575	(66,825)
Expiring 10/09/13	Citigroup Global Markets	RUB	28,873	880,300	889,679	9,379
Expiring 10/09/13	Citigroup Global Markets	RUB	28,542	853,800	879,497	25,697
Expiring 10/09/13	Citigroup Global Markets	RUB	28,269	853,700	871,055	17,355
Expiring 10/09/13	Citigroup Global Markets	RUB	24,451	762,600	753,430	(9,170)
Expiring 10/09/13	Citigroup Global Markets	RUB	20,988	633,100	646,731	13,631
Expiring 10/17/13	Citigroup Global Markets	RUB	40,529	1,223,800	1,247,062	23,262
Expiring 10/17/13	Citigroup Global Markets	RUB	40,237	1,223,100	1,238,099	14,999
Expiring 10/17/13	Citigroup Global Markets	RUB	22,745	685,790	699,870	14,080
Expiring 10/17/13	Citigroup Global Markets	RUB	20,168	610,600	620,553	9,953
Expiring 10/17/13	Credit Suisse First Boston Corp.	RUB	20,006	612,200	615,595	3,395
Singapore Dollar,
Expiring 10/17/13	Citigroup Global Markets	SGD	6,029	4,768,649	4,805,606	36,957
Expiring 10/17/13	Citigroup Global Markets	SGD	2,415	1,899,300	1,924,943	25,643
Expiring 10/17/13	Citigroup Global Markets	SGD	2,381	1,867,500	1,898,177	30,677
Expiring 10/17/13	Citigroup Global Markets	SGD	1,124	891,800	896,303	4,503
Expiring 10/17/13	Citigroup Global Markets	SGD	798	624,400	635,874	11,474
Expiring 10/17/13	Citigroup Global Markets	SGD	785	616,700	625,895	9,195
Expiring 10/17/13	Credit Suisse First Boston Corp.	SGD	1,589	1,239,500	1,266,713	27,213
Expiring 10/17/13	Credit Suisse First Boston Corp.	SGD	791	618,300	630,335	12,035
Expiring 10/17/13	Credit Suisse First Boston Corp.	SGD	774	609,800	617,002	7,202
Expiring 10/17/13	UBS AG	SGD	2,406	1,911,200	1,917,554	6,354
South African Rand,
Expiring 10/30/13	Citigroup Global Markets	ZAR	6,276	637,800	622,157	(15,643)
Expiring 10/30/13	JPMorgan Chase	ZAR	6,257	621,900	620,300	(1,600)
South Korean Won,
Expiring 10/04/13	Citigroup Global Markets	KRW	876,418	762,600	815,287	52,687
Expiring 10/04/13	Citigroup Global Markets	KRW	867,991	762,600	807,448	44,848
Expiring 10/04/13	Citigroup Global Markets	KRW	319,995	297,112	297,675	563
Expiring 10/17/13	Citigroup Global Markets	KRW	2,006,471	1,743,923	1,864,787	120,864
Expiring 10/17/13	UBS AG	KRW	700,259	621,900	650,812	28,912
Swedish Krona,
Expiring 10/24/13	Barclays Capital Group	SEK	8,263	1,257,600	1,284,974	27,374
Expiring 10/24/13	Barclays Capital Group	SEK	4,915	757,989	764,343	6,354
Expiring 10/24/13	Barclays Capital Group	SEK	4,149	632,200	645,169	12,969
Expiring 10/24/13	BNP Paribas	SEK	4,139	637,900	643,576	5,676
Expiring 10/24/13	Citigroup Global Markets	SEK	16,558	2,495,700	2,574,771	79,071
Expiring 10/24/13	Citigroup Global Markets	SEK	8,090	1,239,500	1,257,995	18,495
Expiring 10/24/13	Citigroup Global Markets	SEK	5,606	873,200	871,747	(1,453)
Expiring 10/24/13	Citigroup Global Markets	SEK	4,001	609,800	622,148	12,348

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona (cont’d.),
Expiring 10/24/13	Citigroup Global Markets	SEK	3,976	$612,500	$618,350	$5,850
Expiring 10/24/13	Citigroup Global Markets	SEK	3,976	614,100	618,256	4,156
Swiss Franc,
Expiring 10/24/13	Barclays Capital Group	CHF	1,186	1,274,000	1,311,634	37,634
Expiring 10/24/13	Barclays Capital Group	CHF	825	888,500	912,086	23,586
Expiring 10/24/13	Citigroup Global Markets	CHF	2,250	2,492,800	2,488,733	(4,067)
Expiring 10/24/13	Citigroup Global Markets	CHF	790	873,200	873,270	70
Thai Baht,
Expiring 11/18/13	Barclays Capital Group	THB	19,258	620,100	613,766	(6,334)
Expiring 11/18/13	Citigroup Global Markets	THB	19,514	624,700	621,935	(2,765)
Expiring 11/18/13	Citigroup Global Markets	THB	19,274	620,100	614,292	(5,808)
Turkish Lira,
Expiring 10/30/13	Citigroup Global Markets	TRY	1,637	835,499	805,957	(29,542)
Expiring 10/30/13	Citigroup Global Markets	TRY	1,235	637,800	607,933	(29,867)
Expiring 10/30/13	Citigroup Global Markets	TRY	255	124,500	125,552	1,052
Expiring 10/30/13	Credit Suisse First Boston Corp.	TRY	1,716	880,300	844,747	(35,553)
Expiring 10/30/13	JPMorgan Chase	TRY	1,245	633,100	612,992	(20,108)

				$200,188,869	$201,687,442	$1,498,573

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/25/13	Barclays Capital Group	AUD	1,459	$1,367,600	$1,358,407	$9,193
Expiring 10/25/13	Barclays Capital Group	AUD	1,202	1,122,100	1,118,859	3,241
Expiring 10/25/13	Barclays Capital Group	AUD	696	635,200	647,938	(12,738)
Expiring 10/25/13	Barclays Capital Group	AUD	560	501,500	521,120	(19,620)
Expiring 10/25/13	Citigroup Global Markets	AUD	1,474	1,371,100	1,372,416	(1,316)
Expiring 10/25/13	Citigroup Global Markets	AUD	990	891,800	921,843	(30,043)
Expiring 10/25/13	Citigroup Global Markets	AUD	976	892,600	908,789	(16,189)
Expiring 10/25/13	Citigroup Global Markets	AUD	693	630,400	645,210	(14,810)
Expiring 10/25/13	Deutsche Bank AG	AUD	1,316	1,240,200	1,225,764	14,436
Brazilian Real,
Expiring 10/18/13	Citigroup Global Markets	BRL	1,478	636,400	663,911	(27,511)
Expiring 10/18/13	Citigroup Global Markets	BRL	1,394	623,400	626,160	(2,760)
British Pound,
Expiring 10/24/13	Morgan Stanley	GBP	771	1,240,200	1,247,954	(7,754)
Expiring 10/25/13	Barclays Capital Group	GBP	752	1,146,600	1,217,632	(71,032)
Expiring 10/25/13	Citigroup Global Markets	GBP	1,175	1,891,035	1,901,810	(10,775)
Expiring 10/25/13	Citigroup Global Markets	GBP	832	1,275,800	1,346,909	(71,109)
Expiring 10/25/13	Citigroup Global Markets	GBP	397	618,300	643,277	(24,977)
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	553	863,300	894,580	(31,280)
Canadian Dollar,
Expiring 10/22/13	Citigroup Global Markets	CAD	1,726	1,654,000	1,675,204	(21,204)
Expiring 10/22/13	Citigroup Global Markets	CAD	1,318	1,266,200	1,278,899	(12,699)
Expiring 10/22/13	Citigroup Global Markets	CAD	926	890,800	898,546	(7,746)
Expiring 10/22/13	Citigroup Global Markets	CAD	920	880,300	892,929	(12,629)
Expiring 10/22/13	Citigroup Global Markets	CAD	634	611,900	615,001	(3,101)
Expiring 10/22/13	Citigroup Global Markets	CAD	391	371,900	379,661	(7,761)
Expiring 10/22/13	Credit Suisse First Boston Corp.	CAD	1,186	1,146,100	1,150,291	(4,191)
Chilean Peso,
Expiring 12/11/13	Barclays Capital Group	CLP	438,792	857,100	860,401	(3,301)
Expiring 12/11/13	Citigroup Global Markets	CLP	317,084	623,200	621,751	1,449
Expiring 12/11/13	Citigroup Global Markets	CLP	315,659	623,400	618,955	4,445
Chinese Yuan,
Expiring 06/21/13	Citigroup Global Markets	CNY	12,267	1,975,738	2,001,311	(25,573)
Expiring 10/17/13	Barclays Capital Group	CNY	17,922	2,880,932	2,925,280	(44,348)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Colombian Peso,
Expiring 10/18/13	UBS AG	COP	1,688,813	$891,900	$884,427	$7,473
Expiring 10/23/13	UBS AG	COP	3,657,036	1,887,795	1,914,286	(26,491)
Euro,
Expiring 10/25/13	Barclays Capital Group	EUR	26,994	35,700,327	36,520,357	(820,030)
Expiring 10/25/13	Citigroup Global Markets	EUR	670	880,300	905,763	(25,463)
Expiring 10/25/13	Citigroup Global Markets	EUR	658	871,500	890,236	(18,736)
Expiring 10/25/13	Citigroup Global Markets	EUR	471	622,500	636,805	(14,305)
Hungarian Forint,
Expiring 10/24/13	Barclays Capital Group	HUF	138,798	621,600	630,155	(8,555)
Expiring 10/24/13	Barclays Capital Group	HUF	138,018	621,000	626,616	(5,616)
Expiring 10/24/13	Credit Suisse First Boston Corp.	HUF	401,398	1,765,300	1,822,388	(57,088)
Expiring 10/24/13	Credit Suisse First Boston Corp.	HUF	167,041	733,800	758,383	(24,583)
Indian Rupee,
Expiring 03/04/14	Barclays Capital Group	INR	32,436	506,500	498,388	8,112
Expiring 03/04/14	Citigroup Global Markets	INR	47,792	762,600	734,333	28,267
Expiring 03/04/14	Citigroup Global Markets	INR	44,228	762,600	679,578	83,022
Expiring 03/04/14	Credit Suisse First Boston Corp.	INR	43,888	762,600	674,340	88,260
Israeli Shekel,
Expiring 10/30/13	Citigroup Global Markets	ILS	7,723	2,157,100	2,190,209	(33,109)
Expiring 10/30/13	Citigroup Global Markets	ILS	7,588	2,102,200	2,151,884	(49,684)
Expiring 10/30/13	Citigroup Global Markets	ILS	4,493	1,243,000	1,274,116	(31,116)
Expiring 10/30/13	Citigroup Global Markets	ILS	4,391	1,242,000	1,245,315	(3,315)
Expiring 10/30/13	UBS AG	ILS	2,274	637,900	644,896	(6,996)
Japanese Yen,
Expiring 10/25/13	Citigroup Global Markets	JPY	384,135	3,854,536	3,908,603	(54,067)
Expiring 10/25/13	Citigroup Global Markets	JPY	36,854	376,500	374,995	1,505
Expiring 10/25/13	UBS AG	JPY	73,433	752,200	747,189	5,011
Malaysian Ringgit,
Expiring 06/17/13	Citigroup Global Markets	MYR	2,309	730,098	707,559	22,539
Expiring 10/17/13	Citigroup Global Markets	MYR	2,036	623,700	623,776	(76)
Expiring 10/17/13	Citigroup Global Markets	MYR	1,920	595,372	588,476	6,896
Mexican Peso,
Expiring 10/22/13	Barclays Capital Group	MXN	16,405	1,246,400	1,250,760	(4,360)
Expiring 10/22/13	Barclays Capital Group	MXN	16,080	1,243,300	1,225,974	17,326
Expiring 10/22/13	Citigroup Global Markets	MXN	24,363	1,912,600	1,857,515	55,085
Expiring 10/22/13	Citigroup Global Markets	MXN	24,100	1,902,997	1,837,443	65,554
Expiring 10/22/13	Citigroup Global Markets	MXN	19,485	1,523,100	1,485,550	37,550
Expiring 10/22/13	Citigroup Global Markets	MXN	16,839	1,248,200	1,283,844	(35,644)
Expiring 10/22/13	Citigroup Global Markets	MXN	14,835	1,145,500	1,131,067	14,433
Expiring 10/22/13	Citigroup Global Markets	MXN	8,053	611,500	613,986	(2,486)
Expiring 10/22/13	Credit Suisse First Boston Corp.	MXN	11,687	871,200	891,010	(19,810)
Expiring 10/22/13	UBS AG	MXN	9,852	753,100	751,124	1,976
Expiring 10/24/13	Citigroup Global Markets	MXN	11,328	889,200	863,527	25,673
New Zealand Dollar,
Expiring 10/25/13	Barclays Capital Group	NZD	2,260	1,864,900	1,873,116	(8,216)
Expiring 10/25/13	Barclays Capital Group	NZD	2,123	1,745,600	1,759,911	(14,311)
Expiring 10/25/13	Barclays Capital Group	NZD	1,125	891,800	932,883	(41,083)
Expiring 10/25/13	Barclays Capital Group	NZD	640	501,500	530,560	(29,060)
Expiring 10/25/13	Citigroup Global Markets	NZD	1,949	1,519,500	1,615,898	(96,398)
Expiring 10/25/13	Citigroup Global Markets	NZD	1,600	1,275,800	1,326,250	(50,450)
Expiring 10/25/13	Citigroup Global Markets	NZD	799	618,300	662,350	(44,050)
Norwegian Krone,
Expiring 10/24/13	Barclays Capital Group	NOK	13,704	2,256,700	2,276,772	(20,072)
Expiring 10/24/13	Barclays Capital Group	NOK	8,321	1,363,500	1,382,502	(19,002)
Expiring 10/24/13	Citigroup Global Markets	NOK	7,274	1,224,400	1,208,442	15,958
Expiring 10/24/13	Citigroup Global Markets	NOK	6,775	1,122,100	1,125,541	(3,441)
Expiring 10/24/13	Citigroup Global Markets	NOK	3,640	612,200	604,684	7,516
Expiring 10/24/13	Citigroup Global Markets	NOK	3,626	612,200	602,430	9,770

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (cont’d.),
Expiring 10/24/13	Credit Suisse First Boston Corp.	NOK	15,893	$2,667,700	$2,640,375	$27,325
Expiring 10/24/13	Credit Suisse First Boston Corp.	NOK	5,334	871,500	886,239	(14,739)
Expiring 10/24/13	Credit Suisse First Boston Corp.	NOK	3,724	621,600	618,702	2,898
Expiring 10/24/13	Deutsche Bank AG	NOK	11,763	1,984,200	1,954,338	29,862
Peruvian New Sol,
Expiring 11/04/13	UBS AG	PEN	1,822	643,709	651,237	(7,528)
Philippine Peso,
Expiring 10/08/13	Citigroup Global Markets	PHP	221,630	4,970,284	5,090,681	(120,397)
Expiring 10/08/13	Citigroup Global Markets	PHP	16,643	382,200	382,275	(75)
Expiring 10/17/13	Citigroup Global Markets	PHP	33,424	763,400	767,795	(4,395)
Expiring 10/17/13	Citigroup Global Markets	PHP	27,991	637,900	642,994	(5,094)
Polish Zloty,
Expiring 10/24/13	Citigroup Global Markets	PLN	4,444	1,369,500	1,420,913	(51,413)
Expiring 10/24/13	Citigroup Global Markets	PLN	4,099	1,272,800	1,310,454	(37,654)
Expiring 10/24/13	Citigroup Global Markets	PLN	4,094	1,270,400	1,308,960	(38,560)
Expiring 10/24/13	Citigroup Global Markets	PLN	2,014	624,400	643,784	(19,384)
Expiring 10/24/13	JPMorgan Chase	PLN	4,856	1,522,700	1,552,387	(29,687)
Expiring 10/24/13	JPMorgan Chase	PLN	3,478	1,116,200	1,111,996	4,204
Romanian Leu,
Expiring 10/24/13	Citigroup Global Markets	RON	3,787	1,110,000	1,146,104	(36,104)
Expiring 10/24/13	Citigroup Global Markets	RON	2,073	611,500	627,448	(15,948)
Expiring 10/24/13	Credit Suisse First Boston Corp.	RON	3,847	1,142,000	1,164,077	(22,077)
Russian Ruble,
Expiring 10/17/13	Citigroup Global Markets	RUB	109,671	3,276,149	3,374,562	(98,413)
Expiring 10/17/13	Citigroup Global Markets	RUB	60,295	1,870,200	1,855,281	14,919
Expiring 10/17/13	Citigroup Global Markets	RUB	54,614	1,651,500	1,680,453	(28,953)
Expiring 10/17/13	Citigroup Global Markets	RUB	42,214	1,269,200	1,298,910	(29,710)
Expiring 10/17/13	Citigroup Global Markets	RUB	21,051	624,100	647,739	(23,639)
Expiring 10/17/13	Citigroup Global Markets	RUB	20,281	623,700	624,056	(356)
Expiring 10/17/13	Citigroup Global Markets	RUB	20,192	623,200	621,297	1,903
Expiring 10/17/13	Citigroup Global Markets	RUB	20,183	624,700	621,043	3,657
Expiring 10/17/13	JPMorgan Chase	RUB	21,365	637,900	657,405	(19,505)
Singapore Dollar,
Expiring 10/17/13	Barclays Capital Group	SGD	2,398	1,891,304	1,911,537	(20,233)
Expiring 10/17/13	Citigroup Global Markets	SGD	2,352	1,874,100	1,874,981	(881)
Expiring 10/17/13	Citigroup Global Markets	SGD	2,052	1,607,309	1,636,105	(28,796)
Expiring 10/17/13	Citigroup Global Markets	SGD	1,617	1,275,100	1,288,883	(13,783)
Expiring 10/17/13	Citigroup Global Markets	SGD	1,213	956,800	966,859	(10,059)
Expiring 10/17/13	Citigroup Global Markets	SGD	1,130	890,800	900,530	(9,730)
Expiring 10/17/13	Citigroup Global Markets	SGD	1,129	888,200	900,074	(11,874)
Expiring 10/17/13	Citigroup Global Markets	SGD	812	636,700	647,005	(10,305)
Expiring 10/17/13	Credit Suisse First Boston Corp.	SGD	1,623	1,272,800	1,293,413	(20,613)
South African Rand,
Expiring 10/30/13	Barclays Capital Group	ZAR	6,334	637,000	627,920	9,080
Expiring 10/30/13	Citigroup Global Markets	ZAR	6,411	623,764	635,559	(11,795)
South Korean Won,
Expiring 10/04/13	Barclays Capital Group	KRW	854,417	762,600	794,820	(32,220)
Expiring 10/04/13	Citigroup Global Markets	KRW	867,076	762,600	806,596	(43,996)
Expiring 10/04/13	Citigroup Global Markets	KRW	342,912	305,000	318,993	(13,993)
Expiring 10/17/13	Citigroup Global Markets	KRW	319,995	296,814	297,399	(585)
Swedish Krona,
Expiring 10/24/13	Barclays Capital Group	SEK	5,876	886,400	913,697	(27,297)
Expiring 10/24/13	Barclays Capital Group	SEK	5,250	807,707	816,366	(8,659)
Expiring 10/24/13	Citigroup Global Markets	SEK	12,439	1,905,500	1,934,349	(28,849)
Expiring 10/24/13	Citigroup Global Markets	SEK	8,359	1,274,000	1,299,933	(25,933)
Expiring 10/24/13	Citigroup Global Markets	SEK	6,410	978,500	996,763	(18,263)
Expiring 10/24/13	Citigroup Global Markets	SEK	4,012	623,400	623,961	(561)
Expiring 10/24/13	Credit Suisse First Boston Corp.	SEK	4,025	612,200	625,859	(13,659)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona (cont’d.),
Expiring 10/24/13	Credit Suisse First Boston Corp.	SEK	3,990	$621,600	$620,511	$1,089
Swiss Franc,
Expiring 10/24/13	Deutsche Bank AG	CHF	2,011	2,148,824	2,223,720	(74,896)
Thai Baht,
Expiring 11/18/13	Barclays Capital Group	THB	19,469	621,000	620,508	492
Expiring 11/18/13	Citigroup Global Markets	THB	19,567	621,600	623,631	(2,031)
Turkish Lira,
Expiring 10/30/13	Barclays Capital Group	TRY	3,440	1,756,043	1,693,718	62,325
Expiring 10/30/13	Barclays Capital Group	TRY	2,495	1,270,400	1,228,435	41,965
Expiring 10/30/13	Barclays Capital Group	TRY	2,240	1,143,300	1,102,920	40,380
Expiring 10/30/13	Barclays Capital Group	TRY	1,004	501,500	494,223	7,277
Expiring 10/30/13	Barclays Capital Group	TRY	496	248,400	244,458	3,942
Expiring 10/30/13	Citigroup Global Markets	TRY	13,725	6,555,077	6,757,639	(202,562)
Expiring 10/30/13	Citigroup Global Markets	TRY	746	366,300	367,431	(1,131)
Expiring 10/30/13	Credit Suisse First Boston Corp.	TRY	3,630	1,857,728	1,787,266	70,462
Expiring 10/30/13	JPMorgan Chase	TRY	13,725	6,569,264	6,757,638	(188,374)

				$202,221,906	$204,842,225	$(2,620,319)

Interest rate swap agreements outstanding at September 30, 2013:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	22,930	01/01/17	0.000%	BRAZIBOR	$(242,245)	$—	$(242,245)	HSBC Bank USA
EUR	10,500	05/03/16	0.468%	6 month LIBOR(2)	72,685	—	72,685	Citigroup Global Markets
EUR	9,000	05/03/18	0.744%	6 month LIBOR(2)	220,134	—	220,134	Citigroup Global Markets
EUR	9,400	05/03/23	1.471%	6 month LIBOR(2)	612,490	—	612,490	Citigroup Global Markets
JPY	280,000	05/20/20	0.698%	3 month LIBOR(1)	(24,867)	—	(24,867)	Credit Suisse First Boston Corp.
JPY	1,180,000	05/21/20	0.689%	3 month LIBOR(1)	(98,814)	—	(98,814)	Credit Suisse First Boston Corp.
MXN	47,400	06/20/18	6.020%	3 month LIBOR(2)	128,906	—	128,906	Credit Suisse First Boston Corp.
MXN	116,100	04/28/23	5.100%	3 month LIBOR(2)	(1,040,409)	—	(1,040,409)	Barclays Capital Group
NZD	1,700	08/12/18	4.125%	NZDBBR(1)	(8,854)	—	(8,854)	Citigroup Global Markets
NZD	1,275	08/13/18	4.220%	NZDBBR(1)	(3,037)	—	(3,037)	Barclays Capital Group
NZD	1,275	08/13/18	4.160%	NZDBBR(1)	(5,812)	—	(5,812)	Citigroup Global Markets
NZD	1,725	08/12/23	4.650%	NZDBBR(1)	(22,153)	—	(22,153)	Citigroup Global Markets
NZD	1,255	08/13/23	4.730%	NZDBBR(1)	(9,222)	—	(9,222)	Barclays Capital Group
NZD	1,255	08/13/23	4.670%	NZDBBR(1)	(14,467)	—	(14,467)	Citigroup Global Markets
PLN	19,800	06/28/18	3.736%	3 month LIBOR(2)	6,872	—	6,872	Citigroup Global Markets
RUB	65,000	05/17/23	7.250%	3 month LIBOR(1)	8,788	—	8,788	Credit Suisse First Boston Corp.
RUB	65,000	05/20/23	7.250%	3 month LIBOR(1)	20,686	398	20,288	Credit Suisse First Boston Corp.
ZAR	40,000	06/25/18	5.100%	3 month JIBAR(2)	51,616	—	51,616	Barclays Capital Group
ZAR	10,000	09/03/33	8.970%	3 month JIBAR(1)	44,128	(204)	44,332	HSBC Bank USA

					$(303,575)	$194	$(303,769)

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
HUF	77,900	09/02/23	6.085%	6 month LIBOR(1)	$ —	$ 25,644	$ 25,644
HUF	400,000	09/03/23	5.940%	6 month LIBOR(1)	—	110,898	110,898
NZD	20,190	09/01/15	3.858%	3 month LIBOR(1)	—	612	612
PLN	15,000	09/03/18	3.985%	6 month LIBOR(1)	—	45,415	45,415

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2013 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,650	06/18/15	0.433%	3 month LIBOR(2)	$—	$2,879	$2,879
15,140	08/29/15	0.740%	3 month LIBOR(2)	—	(26,439)	(26,439)
8,310	08/08/23	4.282%	3 month LIBOR(1)	—	48,409	48,409
8,310	08/09/23	4.231%	3 month LIBOR(1)	—	29,859	29,859

				$—	$237,277	$237,277

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreeements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps – Buy Protection(1):
CDX.NA.IG.20.V1	06/20/18	60,000	1.000%	$(428,637)	$(745,360)	$(316,723)
CDX.NA.IG.21.V1	12/20/18	39,000	1.000%	(370,802)	(359,039)	11,763

				$(799,439)	$(1,104,399)	$(304,960)

(1) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Fund Receives		Notional Amount (000)	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
448	3 month LIBOR	JPY	43,650	3 Month LIBOR minus 35.75 bps	Citigroup Global Markets	05/02/15	$4,291	$—	$4,291
13,210	3 month LIBOR	TRY	27,450	8.69%	HSBC Bank USA	09/09/15	703,871	—	703,871
1,787	3 month LIBOR	TRY	3,440	7.70%	Barclays Capital Group	07/22/18	(98,580)	—	(98,580)
1,888	3 month LIBOR	TRY	3,630	7.71%	Barclays Capital Group	07/23/18	(105,663)	—	(105,663)

							$503,919	$—	$503,919

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,310,119,298	$821,489,152	$—
Exchange Traded Funds	51,677,973	—	—
Preferred Stocks	2,441,853	1,378,557	—
Rights	84,035	—	—
Asset-Backed Securities	—	158,554,151	9,741,628
Bank Loans	—	29,490,766	—
Commercial Mortgage-Backed Securities	—	113,969,055	—
Corporate Bonds	—	443,088,424	1,122,651
Municipal Bonds	—	4,823,368	—
Non-Corporate Foreign Agencies	—	27,606,324	—
Foreign Government Bonds	—	57,222,854	—
U.S. Government Agency Obligations	—	175,102,677	—
U.S. Treasury Obligations	—	200,160,083	—
Affiliated Money Market Mutual Fund	852,579,789	—	—
Other Financial Instruments*
Futures	1,174,680	—	—
Foreign Forward Currency Contracts	—	(1,121,746)	—
Interest Rate Swaps	237,277	(303,769)	—
Credit Default Swaps	(304,960)	—	—
Currency Swaps	—	503,919	—

Total	$4,218,009,945	$2,031,963,815	$10,864,279

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Credit contracts	$(304,960)
Equity contracts	57,060
Foreign exchange contracts	(617,827)
Interest rate contracts	1,728,808

Total	$269,436

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 88.5%
Brazil — 8.1%
Banco Bradesco SA	5,000	$78,329
Banco do Brasil SA	145,100	1,689,112
BB Seguridade Participacoes SA	75,100	740,733
Braskem SA (PRFC A)*	9,600	76,192
CETIP SA - Mercados Organizados	11,900	125,642
Cia de Bebidas das Americas	8,600	329,829
Cia de Saneamento Basico do Estado de Sao Paulo	19,400	190,823
Cia Siderurgica Nacional SA	44,800	189,808
Cielo SA	29,300	793,346
Cosan SA Industria e Comercio	16,100	307,646
Duratex SA	88,370	524,327
Embraer SA	15,600	125,290
Estacio Participacoes SA	16,400	127,349
JBS SA.	319,500	1,112,909
Kroton Educacional SA	11,600	165,131
Lojas Americanas SA	9,300	60,425
M Dias Branco SA	35,700	1,650,740
Petroleo Brasileiro SA	300,000	2,305,193
Porto Seguro SA	95,600	1,196,564
Souza Cruz SA	23,600	282,288
Tim Participacoes SA	52,000	241,664
Tractebel Energia SA	56,800	945,684
Transmissora Alianca de Energia Eletrica SA, UTS	6,800	67,193
Ultrapar Participacoes SA	69,400	1,703,765
Vale SA	250,000	3,874,701
WEG SA	63,000	772,612

		19,677,295

Chile — 1.3%
AES Gener SA	661,016	386,172
Aguas Andinas SA (Class A Stock)	189,216	130,380
Banco de Chile	3,311,539	497,764
Banco de Credito e Inversiones	6,171	364,037
CAP SA	56,299	1,241,757
Cia Cervecerias Unidas SA	17,947	238,458
ENTEL Chile SA	7,097	114,684
Vina Concha y Toro SA	89,767	169,518

		3,142,770

China — 17.7%
Agile Property Holdings Ltd.	88,000	97,122
Agricultural Bank of China Ltd. (Class H Stock)	3,788,000	1,745,666
Anhui Conch Cement Co. Ltd. (Class H Stock)	73,500	236,410
Anta Sports Products Ltd.	853,000	1,100,020
Bank of China Ltd. (Class H Stock)	7,197,000	3,288,805
Bank of Communications Co. Ltd. (Class H Stock)	2,684,000	1,974,344
BBMG Corp. (Class H Stock)	112,500	75,452
China BlueChemical Ltd. (Class H Stock)	338,000	199,478
China Communications Construction Co. Ltd. (Class H Stock)	2,130,000	1,684,096
China Construction Bank Corp. (Class H Stock)	4,500,000	3,468,028
China International Marine Containers Group Co. Ltd. (Class H Stock)	38,500	69,112
China Life Insurance Co. Ltd. (Class H Stock)	29,000	75,102
China Merchants Bank Co. Ltd. (Class H Stock)	793,000	1,443,996
China Minsheng Banking Corp Ltd. (Class H Stock)	39,500	47,353
China Mobile Ltd.	356,000	4,005,766
China Oilfield Services Ltd. (Class H Stock) .	112,000	281,082
China Overseas Land & Investment Ltd.	32,000	94,641
China Petroleum & Chemical Corp. (Class H Stock)	2,192,800	1,718,872
China Railway Construction Corp. Ltd. (Class H Stock)	1,520,000	1,609,928
China Railway Group Ltd. (Class H Stock)	908,000	497,802
China Resources Power Holdings Co. Ltd.	156,000	371,231
China State Construction International Holdings Ltd.	108,000	174,130
China Unicom Hong Kong Ltd.	580,000	899,978

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Vanke Co. Ltd. (Class B Stock)	76,574	$139,556
Chongqing Rural Commercial Bank	256,000	123,532
CNOOC Ltd. (Class H Stock)	515,000	1,043,328
Country Garden Holdings Co.	1,365,000	878,564
Datang International Power Generation Co. Ltd. (Class H Stock)	182,000	80,346
Far East Horizon Ltd.	77,000	50,813
Franshion Properties China Ltd.	222,000	73,243
Geely Automobile Holdings Ltd.	280,000	144,300
Great Wall Motor Co. Ltd. (Class H Stock)	26,000	141,240
Greentown China Holdings Ltd.	800,500	1,513,316
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	413,600	646,372
Huaneng Power International, Inc. (Class H Stock)	1,354,000	1,355,636
Industrial & Commercial Bank of China Ltd. (Class H Stock)	6,606,000	4,617,332
Jiangsu Expressway Co. Ltd. (Class H Stock)	74,000	87,301
PetroChina Co. Ltd. (Class H Stock)	338,000	372,435
PICC Property & Casualty Co. Ltd. (Class H Stock)	196,000	266,088
Poly (Hong Kong) Investments Ltd.	1,390,000	837,845
Shanghai Industrial Holdings Ltd.	35,000	116,071
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	514,500	989,251
Sihuan Pharmaceutical Holdings Group Ltd.	152,000	104,269
Sino-Ocean Land Holdings Ltd.	1,430,000	841,179
Sinopharm Group Co. Ltd. (Class H Stock)	68,400	171,681
Soho China Ltd.	832,500	717,383
Tencent Holdings Ltd.	38,900	2,045,696
Weichai Power Co. Ltd. (Class H Stock)	30,000	117,390
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	14,522	49,562
Yingde Gases Group Co. Ltd.	65,500	64,153
Zhejiang Expressway Co. Ltd. (Class H Stock)	304,000	280,505
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	28,000	91,242

		43,118,043

Colombia — 0.8%
Banco Davivienda SA	24,134	320,556
BanColombia SA	4,456	62,879
Bancolombia SA	4,000	57,536
Cemex Latam Holdings SA	86,091	677,423
Corporacion Financiera Colombiana SA	24,943	512,392
Ecopetrol SA	115,541	265,474

		1,896,260

Czech Republic — 0.2%
CEZ A/S	9,497	245,531
Komercni Banka A/S	897	199,602

		445,133

Hong Kong — 1.0%
China Resources Cement Holdings Ltd.	1,468,000	976,510
GOME Electrical Appliances Holding Ltd.	5,081,000	649,480
Huabao International Holdings Ltd.	592,000	248,861
Kingboard Chemical Holdings Ltd.	53,500	137,752

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Shimao Property Holdings Ltd.	164,500	$378,574

		2,391,177

India — 3.9%
Dr. Reddy’s Laboratories Ltd., ADR	15,000	566,850
GAIL India Ltd., GDR	14,158	439,747
Infosys Ltd., ADR	35,400	1,703,094
Mahindra & Mahindra Ltd., GDR	30,118	396,052
Reliance Industries Ltd., GDR	87,531	2,301,190
Reliance Infrastructure Ltd., GDR	3,039	54,702
Sesa Goa Ltd., ADR*	59,700	672,819
State Bank of India, GDR	3,984	207,168
Tata Motors Ltd., ADR	64,100	1,706,342
Tata Steel Ltd., GDR	10,765	46,214
Wipro Ltd., ADR	141,106	1,447,748

		9,541,926

Indonesia — 1.3%
Bank Negara Indonesia Persero Tbk PT	2,707,000	951,733
Bank Rakyat Indonesia Persero Tbk PT	663,500	415,058
Bumi Serpong Damai PT	440,500	54,576
Indocement Tunggal Prakarsa Tbk PT	540,000	839,680
Indofood Sukses Makmur Tbk PT	251,000	152,685
Perusahaan Gas Negara Persero Tbk PT	802,000	360,333
Semen Indonesia Persero Tbk PT	191,000	214,716
Unilever Indonesia Tbk PT	95,500	248,751

		3,237,532

Malaysia — 2.9%
Alliance Financial Group Bhd	66,200	101,734
AMMB Holdings Bhd	101,700	231,395
British American Tobacco Malaysia Bhd	44,900	885,057
Felda Global Ventures Holdings Bhd	65,800	84,823
Hong Leong Financial Group Bhd	27,900	124,242
IOI Corp. Bhd	844,400	1,390,124
MISC Bhd*	66,300	104,158
Petronas Chemicals Group Bhd	720,400	1,514,116
Public Bank Bhd	62,900	341,786
Sapurakencana Petroleum Bhd*	213,300	241,539
Telekom Malaysia Bhd	78,700	126,519
Tenaga Nasional Bhd	698,400	1,935,634

		7,081,127

Mexico — 4.0%
Alfa SAB de CV (Class A Stock)	105,800	285,323

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
America Movil SAB de CV (Class L Stock)	3,427,300	$3,398,629
Compartamos SAB de CV	659,300	1,227,987
Controladora Comercial Mexicana SAB de CV	24,790	105,451
El Puerto de Liverpool SAB de CV (Class C1 Stock)	11,000	124,206
Fibra Uno Administracion SA de CV	69,900	193,794
Fomento Economico Mexicano SAB de CV .	197,900	1,920,112
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	22,500	115,169
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	12,900	141,206
Grupo Carso SAB de CV (Class A Stock)	56,200	300,031
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	290,600	849,632
Minera Frisco SAB de CV*	39,600	102,861
Wal-Mart de Mexico SAB de CV (Class V Stock)	329,100	861,375

		9,625,776

Peru — 0.1%
Cia de Minas Buenaventura SA, ADR	11,700	137,007

Philippines — 1.6%
Aboitiz Power Corp.	111,200	80,527
Alliance Global Group, Inc.	2,544,500	1,375,811
BDO Unibank, Inc.	85,540	147,506
Globe Telecom, Inc.	9,960	366,278
Jollibee Foods Corp.	314,540	1,218,674
Metropolitan Bank & Trust	392,613	749,066

		3,937,862

Poland — 2.3%
Asseco Poland SA	37,814	590,188
Bank Handlowy w Warszawie SA	11,468	406,957
Bank Millennium SA*	26,336	60,256
Bank Pekao SA	29,281	1,673,828
BRE Bank SA	902	129,779
Grupa Lotos SA*	5,273	62,022
KGHM Polska Miedz SA	2,451	96,725
Polskie Gornictwo Naftowe I Gazownictwo SA	677,274	1,327,939
Powszechna Kasa Oszczednosci Bank Polski SA	57,507	683,304
Powszechny Zaklad Ubezpieczen SA	3,420	463,936

		5,494,934

Russia — 5.9%
Gazprom OAO	643,900	2,884,672
Lukoil OAO	55,358	3,541,179
Magnit OJSC, GDR	35,113	2,168,228
MegaFon OAO, GDR	5,168	182,172
MMC Norilsk Nickel OJSC	3,100	446,998
Rosneft OAO	72,920	590,652
Rostelecom Ojsc	147,290	461,788
Sberbank of Russia	124,744	1,503,165
Sistema JSFC, GDR	48,831	1,269,118
Surgutneftegaz OJSC, ADR	40,849	350,689
Tatneft OAO	143,800	934,625

		14,333,286

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa — 8.0%
African Rainbow Minerals Ltd.	71,454	$1,402,772
Aspen Pharmacare Holdings Ltd.*	4,235	110,843
Assore Ltd.	30,170	1,308,745
FirstRand Ltd.	665,326	2,219,139
Gold Fields Ltd.	45,674	209,122
Harmony Gold Mining Co. Ltd.	22,529	77,353
Imperial Holdings Ltd.	11,445	248,618
Kumba Iron Ore Ltd.	21,126	975,850
Liberty Holdings Ltd.	93,129	1,085,858
Life Healthcare Group Holdings Ltd.	235,405	837,921
Medi-Clinic Corp. Ltd.	23,028	170,291
MMI Holdings Ltd.	247,369	601,053
MTN Group Ltd.	43,914	857,565
Naspers Ltd. (Class N Stock)	27,140	2,512,673
RMI Holdings	103,663	276,273
Sanlam Ltd.	336,919	1,569,683
Sasol Ltd.	65,517	3,127,297
Spar Group Ltd. (The)	10,676	128,881
Tiger Brands Ltd.	9,816	292,467
Vodacom Group Ltd.	109,692	1,360,773

		19,373,177

South Korea — 13.5%
Amorepacific Group	203	74,371
Coway Co. Ltd.	18,061	1,001,511
Daewoo International Corp.	2,760	97,296
Dongbu Insurance Co. Ltd.	2,500	107,463
Doosan Corp.	618	86,785
E-Mart Co. Ltd.	5,841	1,316,102
Halla Climate Control Corp.	40,490	1,535,347
Hanwha Corp.	18,980	669,142
Hite Jinro Co. Ltd.	2,070	52,668
Hyosung Corp.	1,486	99,114
Hyundai Department Store Co. Ltd.	903	135,385
Hyundai Hysco Co. Ltd.	1,930	82,675
Hyundai Mobis	423	112,527
Hyundai Motor Co.	18,015	4,203,135
Hyundai Steel Co.	3,367	259,058
Kia Motors Corp.	36,372	2,208,016
KT Corp.	47,020	1,574,788
KT&G Corp.	18,545	1,328,304
LG Chem Ltd.	500	143,067
LG Electronics, Inc.	6,065	401,884
LG Uplus Corp.*	13,180	141,677
Lotte Shopping Co. Ltd.	2,727	965,226
NHN Entertainment Corp.*	823	90,366
POSCO	4,060	1,202,703
Samsung Electronics Co. Ltd.	7,669	9,754,920
Samsung Heavy Industries Co. Ltd.	10,010	400,281
Samsung Techwin Co. Ltd.	2,710	153,663
Shinsegae Co. Ltd.	217	46,584
SK C&C Co. Ltd.	1,425	152,395
SK Holdings Co. Ltd.	1,564	282,349
SK Hynix, Inc.*	86,830	2,445,262
SK Networks Co. Ltd.	7,670	46,541
SK Telecom Co. Ltd.	8,219	1,680,699

		32,851,304

Taiwan — 11.5%
Advanced Semiconductor Engineering, Inc.	1,600,000	1,547,573
Advantech Co. Ltd.	17,000	95,169

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
AU Optronics Corp.*	1,926,000	$719,478
Catcher Technology Co. Ltd.	332,000	1,757,026
Cathay Financial Holding Co. Ltd.	439,000	625,485
China Development Financial Holding Corp.	848,000	244,029
Chinatrust Financial Holding Co. Ltd.	3,201,440	2,090,415
E. Sun Financial Holding Co. Ltd.	2,047,200	1,326,924
Eclat Textile Co. Ltd.	10,000	87,796
Far Eastern Department Stores Co. Ltd.	72,100	75,852
First Financial Holding Co. Ltd.	410,025	245,343
Fubon Financial Holding Co. Ltd.	411,000	568,831
Giant Manufacturing Co. Ltd.	27,000	184,112
Hon Hai Precision Industry Co. Ltd.	204,600	525,075
Innolux Corp.*	473,000	227,220
Inventec Corp.	1,167,000	1,128,583
Largan Precision Co. Ltd.	43,000	1,446,740
Lite-On Technology Corp.	259,622	442,536
Mega Financial Holding Co. Ltd.	1,924,000	1,577,505
Merida Industry Co. Ltd.	173,000	1,123,106
Phison Electronics Corp.	8,000	57,646
Powertech Technology, Inc.	47,000	88,405
President Chain Store Corp.	34,000	245,584
Ruentex Development Co. Ltd.	149,000	305,291
Shin Kong Financial Holding Co. Ltd.	2,754,430	932,175
SinoPac Financial Holdings Co. Ltd.	3,512,076	1,614,502
Taishin Financial Holding Co. Ltd.	380,092	175,629
Taiwan Cement Corp.	207,000	299,722
Taiwan Semiconductor Manufacturing Co. Ltd.	1,186,000	4,038,495
Teco Electric and Machinery Co. Ltd.	68,000	71,993
Uni-President Enterprises Corp.	997,460	1,858,447
United Microelectronics Corp.	747,000	319,572
Vanguard International Semiconductor Corp.	760,000	833,722
Zhen Ding Technology Holding Ltd.	492,000	1,170,458

		28,050,439

Thailand — 2.6%
Advanced Info Service PCL	52,400	427,174
Airports of Thailand PCL	268,800	1,619,847
Bangkok Bank PCL	54,100	340,956
Bangkok Bank PCL, NVDR	38,000	238,261
Central Pattana PCL	86,000	120,972
Krung Thai Bank PCL	209,100	128,348
PTT Exploration & Production PCL	84,700	442,725
PTT Global Chemical PCL	724,500	1,725,551
PTT PCL	52,300	528,350
Siam Commercial Bank PCL	106,700	530,430
Thai Oil PCL	49,500	91,388

		6,194,002

Turkey — 1.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	38,456	52,150
Enka Insaat ve Sanayi A/S	430,026	1,281,111
Eregli Demir ve Celik Fabrikalari TAS	84,621	107,158
KOC Holding A/S	41,449	191,376
Koza Altin Isletmeleri A/S	3,189	50,755
TAV Havalimanlari Holding A/S	10,614	74,942
Tupras Turkiye Petrol Rafinerileri A/S	7,638	161,430
Turk Hava Yollari	390,011	1,487,192
Turkcell Iletisim Hizmet A/S*	26,384	155,037
Turkiye Halk Bankasi A/S	38,207	279,834

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Turkiye Is Bankasi (Class C Stock)	97,084	$256,672
Turkiye Vakiflar Bankasi Tao (Class D Stock)	46,562	106,227
Yapi ve Kredi Bankasi A/S	53,744	119,795

		4,323,679

TOTAL COMMON STOCKS (cost $213,104,820)		214,852,729

EXCHANGE TRADED FUNDS — 5.7%
iShares FTSE China 25 Index Fund	25,000	927,000
iShares MSCI Emerging Markets Index Fund	252,500	10,294,425
iShares MSCI India ETF	65,000	1,448,850
iShares MSCI South Korea Capped Index Fund	20,000	1,230,600

TOTAL EXCHANGE TRADED FUNDS (cost $13,869,852)		13,900,875

PREFERRED STOCKS — 5.0%
Brazil — 3.8%
Banco Bradesco SA, (PRFC)	124,010	1,714,978
Cia de Bebidas das Americas, (PRFC)	43,700	1,674,217
Cia Energetica de Minas Gerais, (PRFC)	147,527	1,261,398
Itau Unibanco Holding SA, (PRFC)	68,300	967,041
Itausa - Investimentos Itau SA, (PRFC)	574,130	2,334,030
Klabin SA, (PRFC)	28,900	150,870
Metalurgica Gerdau SA, (PRFC)	16,500	155,150
Oi SA, (PRFC)	47,900	91,854
Petroleo Brasileiro SA (PRFC)	50,000	415,557
Vale SA (PRFC)	40,000	570,139

		9,335,234

Chile — 0.1%
Embotelladora Andina SA, (PRFC B)	19,240	105,710

Colombia
Grupo Aval Acciones y Valores, (PRFC)	107,493	78,380

Russia — 0.8%
AK Transneft OAO, (PRFC)	690	1,808,773

South Korea — 0.3%
Hyundai Motor Co. (2nd PRFC)	2,200	231,411
Hyundai Motor Co. (PRFC)	1,600	160,776
LG Chem Ltd., (PRFC)	200	26,054
Samsung Electronics Co. Ltd. (PRFC)	500	407,554

		825,795

TOTAL PREFERRED STOCKS (cost $13,069,555)		12,153,892

		Value
TOTAL LONG-TERM INVESTMENTS (cost $240,044,227)		$240,907,496

	Shares
SHORT-TERM INVESTMENTS — 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,223,946)(w)	6,223,946	6,223,946

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.005%	12/19/13	100	99,997
0.040%	12/19/13	100	99,997

TOTAL U.S. TREASURY OBLIGATIONS (cost $199,990)			199,994

TOTAL SHORT-TERM INVESTMENTS (cost $6,423,936)			6,423,940

TOTAL INVESTMENTS — 101.8% (cost $246,468,163)			247,331,436

Liabilities in excess of other assets(x) — (1.8)%			(4,393,040)

NET ASSETS — 100.0%			$242,938,396

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
ETF	Exchange Trade Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Depreciation(1)
Long Positions:
31	Mini MSCI Emerging Markets Index	Dec. 2013	$ 1,562,710	$ 1,523,185	$(39,525)
15	MSCI Taiwan Stock Index	Oct. 2013	438,600	430,650	(7,950)

					$(47,475)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$19,677,295	$—	$—
Chile	3,142,770	—	—
China	136,863	42,981,180	—
Colombia	1,896,260	—	—
Czech Republic	—	445,133	—
Hong Kong	—	2,391,177	—
India	9,541,926	—	—
Indonesia	—	3,237,532	—
Malaysia	126,519	6,954,608	—
Mexico	9,625,776	—	—
Peru	137,007	—	—
Philippines	—	3,937,862	—
Poland	—	5,494,934	—
Russia	14,333,286	—	—
South Africa	—	19,373,177	—
South Korea	233,433	32,617,871	—
Taiwan	—	28,050,439	—
Thailand	5,614,785	579,217	—
Turkey	—	4,323,679	—
Exchange Traded Funds	13,900,875	—	—
Preferred Stocks:
Brazil	9,335,234	—	—
Chile	105,710	—	—
Colombia	78,380	—	—
Russia	1,808,773	—	—
South Korea	26,054	799,741	—
U.S. Treasury Obligations	—	199,994	—
Affiliated Money Market Mutual Fund	6,223,946	—	—
Other Financial Instruments*
Futures	(47,475)	—	—

Total	$95,897,417	$151,386,544	$—

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Commercial Banks	17.2%
Oil, Gas & Consumable Fuels	10.8
Semiconductors & Semiconductor Equipment	8.0
Wireless Telecommunication Services	5.8
Exchange Traded Funds	5.7
Metals & Mining	5.4
Automobiles	3.8
Insurance	3.3
Real Estate Management & Development	2.8
Food Products	2.7
Affiliated Money Market Mutual Fund	2.6
Food & Staples Retailing	2.0
Chemicals	2.0
Beverages	1.9
Electronic Equipment, Instruments & Components	1.7
IT Services	1.7
Industrial Conglomerates	1.7
Construction & Engineering	1.6
Diversified Financial Services	1.5
Electric Utilities	1.5
Computers & Peripherals	1.4
Construction Materials	1.4
Diversified Telecommunication Services	1.4
Independent Power Producers & Energy Traders	1.3
Media	1.0
Tobacco	1.0
Transportation Infrastructure	1.0

Healthcare Providers & Services	0.9%
Internet Software & Services	0.8
Auto Components	0.7
Airlines	0.6
Multiline Retail	0.6
Household Durables	0.6
Machinery	0.6
Leisure Equipment & Products	0.5
Consumer Finance	0.5
Hotels, Restaurants & Leisure	0.5
Textiles, Apparel & Luxury Goods	0.5
Household Products	0.4
Gas Utilities	0.3
Pharmaceuticals	0.3
Software	0.3
Specialty Retail	0.3
Paper & Forest Products	0.2
Energy Equipment & Services	0.2
Water Utilities	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Real Estate Investment Trusts	0.1
U.S. Treasury Obligations	0.1
Electrical Equipment	0.1
Containers & Packaging	0.1
Trading Companies & Distributors	0.1

101.8
Liabilities in excess of other assets	(1.8)

100.0%

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Aerospace & Defense — 2.5%
General Dynamics Corp.	270,500	$23,674,160
Honeywell International, Inc.	19,500	1,619,280
L-3 Communications Holdings, Inc.	60,900	5,755,050
Northrop Grumman Corp.	253,100	24,110,306
Raytheon Co.	99,600	7,676,172
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	53,000	1,284,720
Teledyne Technologies, Inc.*	4,700	399,171

		64,518,859

Air Freight & Logistics — 1.0%
Park Ohio Holdings Corp.*	6,400	245,888
United Parcel Service, Inc. (Class B Stock)	276,600	25,272,942

		25,518,830

Airlines
Spirit Airlines, Inc.*	31,000	1,062,370

Auto Components
Visteon Corp.*	16,900	1,278,316

Automobiles — 1.0%
Ford Motor Co.	1,511,800	25,504,066

Beverages — 2.4%
Coca-Cola Co. (The)	587,000	22,235,560
Coca-Cola Enterprises, Inc.	291,200	11,709,152
Dr. Pepper Snapple Group, Inc.	106,000	4,750,920
PepsiCo, Inc.	286,100	22,744,950

		61,440,582

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc.*	128,900	14,973,024
Amgen, Inc.	189,300	21,190,242
Biogen Idec, Inc.*	93,000	22,390,680
Celgene Corp.*	204,200	31,432,506

		89,986,452

Building Products — 0.4%
A.O. Smith Corp.	148,400	6,707,680
Lennox International, Inc.	25,800	1,941,708
Masco Corp.	58,800	1,251,264

		9,900,652

Capital Markets — 2.5%
Ameriprise Financial, Inc.	48,400	4,408,272
BlackRock, Inc.	14,900	4,032,238
Franklin Resources, Inc.	302,600	15,296,430
Goldman Sachs Group, Inc. (The)	189,700	30,012,437
Morgan Stanley	48,800	1,315,160
State Street Corp.	129,500	8,514,625

		63,579,162

Chemicals — 1.8%
CF Industries Holdings, Inc.	37,900	7,990,457
International Flavors & Fragrances, Inc.	51,200	4,213,760
LyondellBasell Industries NV (Netherlands) (Class A Stock)	108,900	7,974,747
PPG Industries, Inc.	117,700	19,662,962
Valspar Corp. (The)	19,300	1,224,199
Westlake Chemical Corp.	54,700	5,724,902

		46,791,027

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks — 3.6%
BB&T Corp.	98,300	$3,317,625
Fifth Third Bancorp	178,300	3,216,532
Huntington Bancshares, Inc.	1,472,700	12,164,502
KeyCorp	679,200	7,742,880
OFG Bancorp (Puerto Rico)	37,300	603,887
PNC Financial Services Group, Inc. (The)	108,000	7,824,600
Regions Financial Corp.	516,100	4,779,086
SunTrust Banks, Inc.	20,400	661,368
Wells Fargo & Co.	1,220,800	50,443,456
WesBanco, Inc.	13,100	389,463

		91,143,399

Commercial Services & Supplies — 0.1%
Tyco International Ltd. (Switzerland)	35,900	1,255,782
UniFirst Corp.	5,900	616,078

		1,871,860

Communications Equipment — 2.5%
Cisco Systems, Inc.	1,416,200	33,167,404
F5 Networks, Inc.*	40,300	3,456,128
Harris Corp.	101,800	6,036,740
Juniper Networks, Inc.*	116,300	2,309,718
QUALCOMM, Inc.	287,900	19,392,944

		64,362,934

Computers & Peripherals — 4.2%
Apple, Inc.	145,900	69,557,825
Hewlett-Packard Co.	1,102,400	23,128,352
SanDisk Corp.(a)	74,800	4,451,348
Western Digital Corp.	160,300	10,163,020

		107,300,545

Construction & Engineering — 0.2%
AECOM Technology Corp.*	53,000	1,657,310
Quanta Services, Inc.*	144,500	3,975,195

		5,632,505

Consumer Finance — 0.8%
American Express Co.	7,700	581,504
Capital One Financial Corp.	83,500	5,739,790
Discover Financial Services	278,300	14,065,282
Nelnet, Inc. (Class A Stock)	23,800	915,110

		21,301,686

Diversified Financial Services — 4.4%
Bank of America Corp.	1,026,500	14,165,700
Berkshire Hathaway, Inc. (Class B Stock)*	139,900	15,880,049
Citigroup, Inc.	830,300	40,277,853
ING US, Inc.	13,800	403,098
JPMorgan Chase & Co.	762,800	39,429,132
McGraw Hill Financial, Inc.	6,900	452,571
NASDAQ OMX Group, Inc. (The)	78,100	2,506,229

		113,114,632

Diversified Telecommunication Services — 2.8%
AT&T, Inc.(a)	1,004,300	33,965,426
CenturyLink, Inc.(a)	615,600	19,317,528
Verizon Communications, Inc.	375,100	17,502,166

		70,785,120

Electric — 0.2%
Xcel Energy, Inc.	163,000	4,500,430

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities — 0.1%
American Electric Power Co., Inc.	20,600	$893,010
IDACORP, Inc.	12,500	605,000

		1,498,010

Electrical Equipment — 0.1%
Babcock & Wilcox Co. (The)	43,500	1,466,820
Coleman Cable, Inc.	9,100	192,101
Rockwell Automation, Inc.	12,300	1,315,362

		2,974,283

Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc.*	8,400	407,652
Avnet, Inc.	45,900	1,914,489
Ingram Micro, Inc. (Class A Stock)*	49,300	1,136,365
Jabil Circuit, Inc.	128,800	2,792,384
PC Connection, Inc.	9,600	144,864
TE Connectivity Ltd. (Switzerland)	167,800	8,688,684

		15,084,438

Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.(a)	124,800	7,777,536
Ensco PLC (United Kingdom) (Class A Stock)	376,300	20,226,125
Schlumberger Ltd. (Netherlands)	127,200	11,239,392
Superior Energy Services, Inc.*	297,100	7,439,384

		46,682,437

Food & Staples Retailing — 2.9%
CVS Caremark Corp.	197,200	11,191,100
Kroger Co. (The)	592,100	23,885,314
Wal-Mart Stores, Inc.	526,100	38,910,356

		73,986,770

Food Products — 1.5%
Archer-Daniels-Midland Co.	310,600	11,442,504
Bunge Ltd.	66,200	5,025,242
Hershey Co. (The)(a)	47,000	4,347,500
Ingredion, Inc.	116,300	7,695,571
J.M. Smucker Co. (The)	19,300	2,027,272
Kraft Foods Group, Inc.	29,000	1,520,760
Pilgrim’s Pride Corp.*	183,800	3,086,002
Sanderson Farms, Inc.	14,600	952,504
Tyson Foods, Inc. (Class A Stock)(a)	113,400	3,206,952

		39,304,307

Gas Utilities — 0.2%
Chesapeake Utilities Corp.	4,800	251,952
New Jersey Resources Corp.	9,200	405,260
UGI Corp.	87,700	3,431,701

		4,088,913

Healthcare Equipment & Supplies — 1.9%
Abbott Laboratories	803,700	26,674,803
Baxter International, Inc.	89,800	5,898,962
Becton, Dickinson and Co.	120,400	12,042,408
C.R. Bard, Inc.	13,600	1,566,720
Invacare Corp.	28,500	492,195
Medtronic, Inc.	44,800	2,385,600

		49,060,688

Healthcare Providers & Services — 3.0%
Aetna, Inc.	201,300	12,887,226
CIGNA Corp.	209,300	16,086,798

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Express Scripts Holding Co.*	195,300	$12,065,634
HCA Holdings, Inc.	57,600	2,462,400
Humana, Inc.	48,300	4,507,839
Universal Health Services, Inc. (Class B Stock)	50,400	3,779,496
WellPoint, Inc.	291,100	24,338,871

		76,128,264

Healthcare Services — 0.4%
UnitedHealth Group, Inc.	152,100	10,891,881

Healthcare Technology
Cerner Corp.*	25,200	1,324,260

Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc.*	18,800	8,059,560
Jack in the Box, Inc.*	80,700	3,228,000
Marriott Vacations Worldwide Corp.*	26,300	1,157,200
McDonald’s Corp.	361,900	34,818,399
Sonic Corp.*	48,500	860,875
Starbucks Corp.	232,200	17,872,434

		65,996,468

Household Durables — 0.2%
Whirlpool Corp.	28,400	4,158,896

Household Products — 1.2%
Colgate-Palmolive Co.	189,200	11,219,560
Kimberly-Clark Corp.	22,300	2,101,106
Procter & Gamble Co. (The)	221,500	16,743,185

		30,063,851

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	546,300	7,260,327

Industrial Conglomerates — 2.1%
General Electric Co.	2,213,400	52,878,126

Insurance — 1.9%
American Financial Group, Inc.	31,400	1,697,484
Chubb Corp. (The)	136,000	12,139,360
MetLife, Inc.	218,500	10,258,575
PartnerRe Ltd. (Bermuda)	19,400	1,775,876
Travelers Cos., Inc. (The)	241,100	20,438,047
XL Group PLC (Ireland)	55,900	1,722,838

		48,032,180

Internet & Catalog Retail
HSN, Inc.	11,600	621,992

Internet Software & Services — 3.2%
Akamai Technologies, Inc.*(a)	183,700	9,497,290
Google, Inc. (Class A Stock)*	53,240	46,633,448
Yahoo!, Inc.*	773,300	25,642,628

		81,773,366

IT Services — 2.1%
Accenture PLC (Ireland) (Class A Stock)	5,200	382,928
Cognizant Technology Solutions Corp. (Class A Stock)*	7,900	648,748
CoreLogic, Inc.*	199,400	5,393,770
DST Systems, Inc.	24,200	1,824,922
Fiserv, Inc.*	37,500	3,789,375
International Business Machines Corp.	87,100	16,129,178
MasterCard, Inc. (Class A Stock)	28,400	19,106,952
Syntel, Inc.	36,300	2,907,630

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Total System Services, Inc.	127,000	$3,736,340

		53,919,843

Leisure Equipment & Products — 0.4%
Polaris Industries, Inc.	73,300	9,468,894
Smith & Wesson Holding Corp.*(a)	193,100	2,122,169

		11,591,063

Machinery — 1.1%
AGCO Corp.	131,500	7,945,230
Hyster-Yale Materials Handling, Inc.	10,100	905,667
Illinois Tool Works, Inc.	50,400	3,844,008
LB Foster Co. (Class A Stock)	3,400	155,516
Lincoln Electric Holdings, Inc.	56,800	3,784,016
Oshkosh Corp.*	148,800	7,288,224
Valmont Industries, Inc.	40,400	5,611,964

		29,534,625

Marine
Matson, Inc.	49,700	1,303,631

Media — 2.7%
AMC Networks, Inc. (Class A Stock)*	68,000	4,656,640
Comcast Corp. (Class A Stock)	901,700	40,711,755
DIRECTV*(a)	96,100	5,741,975
Scripps Networks Interactive, Inc. (Class A Stock)	80,400	6,280,044
Viacom, Inc. (Class B Stock)	119,600	9,996,168
Walt Disney Co. (The)(a)	14,800	954,452
Washington Post Co. (The) (Class B Stock)	1,300	794,755

		69,135,789

Metals & Mining — 0.1%
Cliffs Natural Resources, Inc.(a)	70,200	1,439,100
Worthington Industries, Inc.	12,700	437,261

		1,876,361

Multiline Retail — 1.4%
Dillard’s, Inc. (Class A Stock)	56,000	4,384,800
Dollar General Corp.*	72,800	4,110,288
Dollar Tree, Inc.*	103,800	5,933,208
Macy’s, Inc.	487,100	21,076,817

		35,505,113

Multi-Utilities — 1.0%
Avista Corp.	16,700	440,880
DTE Energy Co.	144,400	9,527,512
PG&E Corp.	156,900	6,420,348
SCANA Corp.	178,300	8,208,932

		24,597,672

Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp.	295,300	27,459,947
Apache Corp.	83,400	7,100,676
Chevron Corp.	351,400	42,695,100
ConocoPhillips	390,100	27,115,851
Devon Energy Corp.	49,400	2,853,344
Exxon Mobil Corp.	745,300	64,125,612
Hess Corp.	180,600	13,967,604
Kinder Morgan, Inc.	396,000	14,085,720
Marathon Oil Corp.	35,100	1,224,288
Marathon Petroleum Corp.	218,000	14,021,760
Noble Energy, Inc.	26,600	1,782,466

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	410,400	$23,729,328
Valero Energy Corp.	338,100	11,546,115

		251,707,811

Paper & Forest Products
Clearwater Paper Corp.*	14,100	673,557
Neenah Paper, Inc.	12,300	483,513

		1,157,070

Personal Products — 0.2%
Avon Products, Inc.	152,900	3,149,740
Inter Parfums, Inc.	9,900	296,901
Medifast, Inc.*	22,100	594,269

		4,040,910

Pharmaceuticals — 5.1%
AbbVie, Inc.	222,000	9,930,060
Allergan, Inc.	157,900	14,282,055
Eli Lilly & Co.	312,300	15,718,059
Jazz Pharmaceuticals PLC (Ireland)*(a)	116,800	10,742,096
Johnson & Johnson	493,200	42,755,508
Merck & Co., Inc.	118,500	5,641,785
Pfizer, Inc.	998,400	28,664,064
Questcor Pharmaceuticals, Inc.	42,800	2,482,400

		130,216,027

Professional Services
Navigant Consulting, Inc.*	14,400	222,624

Real Estate Investment Trusts — 0.5%
American Capital Mortgage Investment Corp.	123,700	2,444,312
Annaly Capital Management, Inc.(a)	180,100	2,085,558
Franklin Street Properties Corp.	124,200	1,582,308
RLJ Lodging Trust	121,900	2,863,431
Ventas, Inc.	45,800	2,816,700

		11,792,309

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	570,800	13,202,604
Howard Hughes Corp. (The)*	7,300	820,301
Jones Lang LaSalle, Inc.	60,700	5,299,110

		19,322,015

Road & Rail — 1.9%
CSX Corp.	541,300	13,933,062
Norfolk Southern Corp.	217,200	16,800,420
Ryder System, Inc.	13,900	829,830
Union Pacific Corp.	109,600	17,025,264

		48,588,576

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	1,023,500	23,458,620
LSI Corp.	1,378,800	10,782,216
Marvell Technology Group Ltd. (Bermuda)	373,200	4,291,800
RF Micro Devices, Inc.*	83,900	473,196
Silicon Image, Inc.*	33,800	180,492
Texas Instruments, Inc.	120,800	4,864,616

		44,050,940

Software — 4.7%
Activision Blizzard, Inc.	313,500	5,226,045
ANSYS, Inc.*	6,000	519,120

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
CA, Inc.	536,500	$15,917,955
Intuit, Inc.	27,200	1,803,632
Manhattan Associates, Inc.*	30,700	2,930,315
Microsoft Corp.	1,372,800	45,727,968
Oracle Corp.	1,204,600	39,956,582
Pegasystems, Inc.	32,400	1,289,844
Red Hat, Inc.*	12,700	585,978
Rovi Corp.*	105,000	2,012,850
SS&C Technologies Holdings, Inc.*	10,500	400,050
Symantec Corp.	157,800	3,905,550
TiVo, Inc.*	46,000	572,240

		120,848,129

Specialty Retail — 3.8%
Aaron’s, Inc.	16,400	454,280
Express, Inc.*	108,400	2,557,156
Foot Locker, Inc.	232,200	7,880,868
Gap, Inc. (The)	433,900	17,477,492
Home Depot, Inc. (The)	250,600	19,008,010
Lowe’s Cos., Inc.	32,200	1,533,042
PetSmart, Inc.	115,700	8,823,282
Ross Stores, Inc.	318,800	23,208,640
TJX Cos., Inc. (The)	288,900	16,291,071

		97,233,841

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	10,200	774,078
Coach, Inc.(a)	125,900	6,865,327
Michael Kors Holdings Ltd. (British Virgin Islands)*	58,600	4,366,872
Ralph Lauren Corp.	5,700	938,961
VF Corp.	81,600	16,242,480

		29,187,718

Tobacco — 0.3%
Altria Group, Inc.	47,400	1,628,190
Philip Morris International, Inc.	57,200	4,952,948

		6,581,138

Trading Companies & Distributors — 0.8%
MRC Global, Inc.*	60,900	1,632,120
W.W. Grainger, Inc.	69,900	18,293,529

		19,925,649

Wireless Telecommunication Services
Telephone & Data Systems, Inc.	19,700	582,135

TOTAL LONG-TERM INVESTMENTS (cost $2,449,330,755)		2,494,323,873

	Shares	Value
SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $150,705,961; includes $85,355,457 of cash collateral for securities on loan)(b)(w)	150,705,961	$150,705,961

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.001%	12/19/13	300	299,990
0.005%	12/19/13	1,500	1,499,950
0.010%	12/19/13-03/20/14	300	299,973
0.055%	12/19/13	800	799,974

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,899,971)			2,899,887

TOTAL SHORT-TERM INVESTMENTS (cost $153,605,932)			153,605,848

TOTAL INVESTMENTS — 103.3% (cost $2,602,936,687)			2,647,929,721
Liabilities in excess of other assets(x) — (3.3)%			(83,941,243)

NET ASSETS — 100.0%			$2,563,988,478

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,448,969; cash collateral of $85,355,457 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Depreciation(1)
Long Position:
820	S&P 500 E-Mini	Dec. 2013	$69,118,950	$68,646,300	$(472,650)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,494,323,873	$—	$—
U. S. Treasury Obligations	—	2,899,887	—
Affiliated Money Market Mutual Fund	150,705,961	—	—
Other Financial Instruments*
Futures	(472,650)	—	—

Total	$2,644,557,184	$2,899,887	$—

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.1%
COMMON STOCKS
Aerospace & Defense — 3.6%
Alliant Techsystems, Inc.	11,400	$1,112,184
Exelis, Inc.(u)	90,300	1,418,613
General Dynamics Corp.(u)	30,600	2,678,112
Huntington Ingalls Industries, Inc.	16,000	1,078,400
L-3 Communications Holdings, Inc.(u)	16,100	1,521,450
Northrop Grumman Corp.(u)	38,900	3,705,614
Raytheon Co.	16,600	1,279,362
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(u)	125,700	3,046,968
Teledyne Technologies, Inc.*	3,700	314,241

		16,154,944

Air Freight & Logistics — 0.9%
United Parcel Service, Inc. (Class B Stock)(u)	42,100	3,846,677

Airlines — 0.5%
Alaska Air Group, Inc.	5,300	331,886
Allegiant Travel Co.	5,800	611,088
Spirit Airlines, Inc.*(u)	42,600	1,459,902

		2,402,876

Auto Components — 0.4%
Modine Manufacturing Co.*	3,400	49,742
Visteon Corp.*(u)	25,500	1,928,820

		1,978,562

Automobiles — 1.2%
Ford Motor Co.(u)	197,700	3,335,199
General Motors Co.*	8,700	312,939
Thor Industries, Inc.(u)	30,000	1,741,200

		5,389,338

Beverages — 1.5%
Coca-Cola Co. (The)(u)	53,400	2,022,792
Coca-Cola Enterprises, Inc.(u)	39,800	1,600,358
PepsiCo, Inc.(u)	39,800	3,164,100

		6,787,250

Biotechnology — 4.7%
Acorda Therapeutics, Inc.*	5,200	178,256
Alexion Pharmaceuticals, Inc.*(u)	26,600	3,089,856
Alkermes PLC*	12,900	433,698
Amgen, Inc.(u)	36,200	4,052,228
Biogen Idec, Inc.*(u)	19,500	4,694,820
Celgene Corp.*(u)	32,400	4,987,332
Emergent Biosolutions, Inc.*	6,900	131,445
Ligand Pharmaceuticals, Inc.*	18,000	779,040
Myriad Genetics, Inc.*	21,500	505,250
United Therapeutics Corp.*(u)	23,900	1,884,515

		20,736,440

Building Products — 1.2%
A.O. Smith Corp.	29,600	1,337,920
Armstrong World Industries, Inc.*	7,000	384,720
Fortune Brands Home & Security, Inc.	34,100	1,419,583
Lennox International, Inc.(u)	28,800	2,167,488
Universal Forest Products, Inc.	1,400	58,940

		5,368,651

Capital Markets — 2.2%
American Capital Ltd.*	103,700	1,425,875

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
BlackRock, Inc.	4,700	$1,271,914
Goldman Sachs Group, Inc. (The)(u)	31,000	4,904,510
LPL Financial Holdings, Inc.	14,500	555,495
T. Rowe Price Group, Inc.	4,300	309,299
Waddell & Reed Financial, Inc. (Class A Stock)	23,500	1,209,780

		9,676,873

Chemicals — 3.3%
CF Industries Holdings, Inc.(u)	9,500	2,002,885
FutureFuel Corp.	18,200	326,872
Huntsman Corp.	38,500	793,485
International Flavors & Fragrances, Inc.	13,300	1,094,590
Koppers Holdings, Inc.	10,400	443,560
LSB Industries, Inc.*	11,000	368,830
LyondellBasell Industries NV (Class A Stock)(u)	43,400	3,178,182
PPG Industries, Inc.(u)	13,400	2,238,604
Valspar Corp. (The)(u)	34,600	2,194,678
Westlake Chemical Corp.(u)	17,600	1,842,016

		14,483,702

Commercial Banks — 3.2%
BB&T Corp.	20,800	702,000
CIT Group, Inc.*	14,000	682,780
Fifth Third Bancorp	7,100	128,084
First Interstate Bancsystem, Inc.	3,600	86,940
Huntington Bancshares, Inc.(u)	242,100	1,999,746
KeyCorp	113,700	1,296,180
OFG Bancorp	20,600	333,514
PNC Financial Services Group, Inc. (The)	8,400	608,580
Regions Financial Corp.(u)	214,500	1,986,270
Wells Fargo & Co.(u)	158,701	6,557,525

		14,381,619

Commercial Services & Supplies — 0.9%
Brink’s Co. (The)	11,500	325,450
Deluxe Corp.	22,700	945,682
Rollins, Inc.	17,700	469,227
Steelcase, Inc. (Class A Stock)	7,900	131,298
Tyco International Ltd.	39,600	1,385,208
UniFirst Corp.	6,800	710,056
Viad Corp.	9,200	229,540

		4,196,461

Communications Equipment — 2.9%
Cisco Systems, Inc.(u)	210,600	4,932,252
F5 Networks, Inc.*	12,300	1,054,848
Harmonic, Inc.*	35,300	271,457
Harris Corp.	9,200	545,560
Juniper Networks, Inc.*	20,100	399,186
Plantronics, Inc.	6,100	280,905
QUALCOMM, Inc.(u)	82,700	5,570,672

		13,054,880

Computers & Peripherals — 4.2%
Apple, Inc.	28,400	13,539,700
Hewlett-Packard Co.(u)	172,000	3,608,560
Immersion Corp.*	5,600	73,864
SanDisk Corp.	12,500	743,875

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Computers & Peripherals (cont’d.)
Western Digital Corp.	10,900	$691,060

		18,657,059

Construction & Engineering — 0.8%
AECOM Technology Corp.*(u)	45,200	1,413,404
EMCOR Group, Inc.	15,400	602,602
Quanta Services, Inc.*(u)	53,100	1,460,781

		3,476,787

Consumer Finance — 1.1%
DFC Global Corp.*	7,600	83,524
Discover Financial Services(u)	64,800	3,274,992
Nelnet, Inc. (Class A Stock)	22,100	849,745
SLM Corp.	35,300	878,970

		5,087,231

Containers & Packaging — 0.4%
Packaging Corp. of America(u)	24,700	1,410,123
Rock-Tenn Co. (Class A Stock)	5,400	546,858

		1,956,981

Diversified Consumer Services
Weight Watchers International, Inc.	5,900	220,483

Diversified Financial Services — 3.8%
Bank of America Corp.(u)	138,646	1,913,315
Berkshire Hathaway, Inc. (Class B Stock)*(u)	19,900	2,258,849
Citigroup, Inc.(u)	120,440	5,842,544
ING US, Inc.	14,100	411,861
JPMorgan Chase & Co.(u)	106,776	5,519,251
McGraw Hill Financial, Inc.	7,600	498,484
NASDAQ OMX Group, Inc. (The)	11,800	378,662

		16,822,966

Diversified Telecommunication Services — 2.2%
AT&T, Inc.(u)	132,700	4,487,914
CenturyLink, Inc.(u)	73,600	2,309,568
Verizon Communications, Inc.(u)	60,800	2,836,928

		9,634,410

Electric Utilities — 1.1%
Duke Energy Corp.	2,500	166,950
Edison International	29,200	1,344,952
El Paso Electric Co.	17,900	597,860
IDACORP, Inc.	9,300	450,120
Xcel Energy, Inc.(u)	77,600	2,142,536

		4,702,418

Electrical Equipment — 0.8%
Babcock & Wilcox Co. (The)(u)	47,000	1,584,840
Emerson Electric Co.(u)	29,300	1,895,710

		3,480,550

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics, Inc.*	18,700	907,511
Avnet, Inc.(u)	71,200	2,969,752
Ingram Micro, Inc. (Class A Stock)*(u)	87,400	2,014,570
Jabil Circuit, Inc.	28,000	607,040
Littelfuse, Inc.	3,300	258,126
ScanSource, Inc.*	5,600	193,760
TE Connectivity Ltd.	4,700	243,366

		7,194,125

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 2.6%
Bristow Group, Inc.	6,100	$443,836
Diamond Offshore Drilling, Inc.(u)	35,300	2,199,896
Dril-Quip, Inc.*	11,400	1,308,150
Ensco PLC (Class A Stock)(u)	43,500	2,338,125
Oceaneering International, Inc.	11,000	893,640
Schlumberger Ltd.(u)	22,200	1,961,592
Superior Energy Services, Inc.*(u)	91,600	2,293,664
Unit Corp.*	5,600	260,344

		11,699,247

Food & Staples Retailing — 2.7%
CVS Caremark Corp.(u)	79,600	4,517,300
Kroger Co. (The)(u)	79,800	3,219,132
Wal-Mart Stores, Inc.(u)	56,300	4,163,948

		11,900,380

Food Products — 2.2%
Archer-Daniels-Midland Co.(u)	48,700	1,794,108
Bunge Ltd.(u)	20,700	1,571,337
Cal-Maine Foods, Inc.	1,400	67,340
Chiquita Brands International, Inc.*	11,800	149,388
Darling International, Inc.*	15,300	323,748
Ingredion, Inc.(u)	37,000	2,448,290
J.M. Smucker Co. (The)	4,800	504,192
Mondelez International, Inc. (Class A Stock)	12,500	392,750
Pilgrim’s Pride Corp.*	69,400	1,165,226
Pinnacle Foods, Inc.	21,700	574,399
Sanderson Farms, Inc.	7,100	463,204
Tyson Foods, Inc. (Class A Stock)	12,900	364,812

		9,818,794

Gas Utilities — 0.5%
Atmos Energy Corp.	10,600	451,454
New Jersey Resources Corp.	3,200	140,960
Southwest Gas Corp.	6,000	300,000
UGI Corp.	33,500	1,310,855

		2,203,269

Healthcare Equipment & Supplies — 2.2%
Abbott Laboratories(u)	105,900	3,514,821
Baxter International, Inc.	12,100	794,849
Becton, Dickinson and Co.	8,600	860,172
Covidien PLC	22,900	1,395,526
Edwards Lifesciences Corp.*	4,600	320,298
Intuitive Surgical, Inc.*	1,400	526,778
Invacare Corp.	4,900	84,623
Medtronic, Inc.	11,300	601,725
Sirona Dental Systems, Inc.*	13,900	930,327
STERIS Corp.	13,700	588,552
Stryker Corp.	1,500	101,385

		9,719,056

Healthcare Providers & Services — 3.9%
Aetna, Inc.	21,700	1,389,234
CIGNA Corp.(u)	30,400	2,336,544
Express Scripts Holding Co.*(u)	43,100	2,662,718
HCA Holdings, Inc.	33,400	1,427,850
Humana, Inc.(u)	32,300	3,014,559
Providence Service Corp. (The)*	1,600	45,904
Select Medical Holdings Corp.	7,500	60,525
UnitedHealth Group, Inc.(u)	34,200	2,449,062

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)(u)	21,900	$1,642,281
WellPoint, Inc.(u)	29,200	2,441,412

		17,470,089

Healthcare Technology — 0.9%
Cerner Corp.*(u)	37,500	1,970,625
Computer Programs & Systems, Inc.	7,000	409,500
MedAssets, Inc.*	4,000	101,680
Medidata Solutions, Inc.*	12,700	1,256,411
Omnicell, Inc.*	7,100	168,128

		3,906,344

Hotels, Restaurants & Leisure — 3.2%
CEC Entertainment, Inc.	1,300	59,618
Chipotle Mexican Grill, Inc.*(u)	4,100	1,757,670
Jack in the Box, Inc.*	30,600	1,224,000
Marriott Vacations Worldwide Corp.*	20,300	893,200
McDonald’s Corp.(u)	45,800	4,406,418
Ruth’s Hospitality Group, Inc.	10,100	119,786
Sonic Corp.*	41,300	733,075
Starbucks Corp.(u)	52,700	4,056,319
Texas Roadhouse, Inc.	12,500	328,500
Wyndham Worldwide Corp.	11,000	670,670

		14,249,256

Household Durables — 0.8%
La-Z-Boy, Inc.	7,400	168,054
NACCO Industries, Inc. (Class A Stock)	3,900	216,138
Whirlpool Corp.(u)	22,800	3,338,832

		3,723,024

Household Products — 1.2%
Colgate-Palmolive Co.(u)	25,400	1,506,220
Energizer Holdings, Inc.	2,500	227,875
Procter & Gamble Co. (The)(u)	45,200	3,416,668

		5,150,763

Independent Power Producers & Energy Traders — 0.7%
AES Corp. (The)(u)	217,600	2,891,904

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	1,600	112,464
General Electric Co.(u)	257,570	6,153,347

		6,265,811

Insurance — 2.8%
American Financial Group, Inc.(u)	39,800	2,151,588
American International Group, Inc.	3,900	189,657
Assured Guaranty Ltd.	6,800	127,500
Chubb Corp. (The)	9,700	865,822
CNA Financial Corp.	11,700	446,706
Erie Indemnity Co. (Class A Stock)	400	28,988
HCC Insurance Holdings, Inc.	6,600	289,212
HCI Group, Inc.	1,800	73,512
Kemper Corp.	2,700	90,720
Marsh & McLennan Cos., Inc.	12,000	522,600
MetLife, Inc.(u)	72,900	3,422,655
PartnerRe Ltd.(u)	16,400	1,501,256
ProAssurance Corp.	10,400	468,624
Travelers Cos., Inc. (The)(u)	19,400	1,644,538
Unum Group.	12,200	371,368

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
XL Group PLC (Ireland)	2,500	$77,050

		12,271,796

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	2,000	625,280
Blue Nile, Inc.*	9,500	388,835
Expedia, Inc.	2,000	103,580
HSN, Inc.	14,500	777,490
Overstock.com, Inc.*	5,100	151,317

		2,046,502

Internet Software & Services — 3.0%
Active Network, Inc. (The)*	18,800	269,028
Akamai Technologies, Inc.*	19,300	997,810
AOL, Inc.*	2,200	76,076
Blucora, Inc.*	7,000	160,860
Google, Inc. (Class A Stock)*(u)	6,900	6,043,779
IAC/InterActiveCorp(u)	48,300	2,640,561
LogMeIn, Inc.*	6,500	201,825
Shutterstock, Inc.	8,700	632,664
United Online, Inc.	46,300	369,474
ValueClick, Inc.*	3,500	72,975
Vocus, Inc.*	20,800	193,648
Yahoo!, Inc.*(u)	57,100	1,893,436

		13,552,136

IT Services — 3.4%
Accenture PLC (Class A Stock)	10,300	758,492
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	17,300	1,420,676
CoreLogic, Inc.*(u)	87,300	2,361,465
DST Systems, Inc.	11,800	889,838
Fiserv, Inc.*	10,800	1,091,340
Forrester Research, Inc.	2,100	77,196
iGATE Corp.*	23,900	663,464
International Business Machines Corp.(u)	18,000	3,333,240
MasterCard, Inc. (Class A Stock)(u)	4,200	2,825,676
NeuStar, Inc. (Class A Stock)*	1,300	64,324
Syntel, Inc.	12,000	961,200
Total System Services, Inc.	14,400	423,648
Visa, Inc. (Class A Stock)	600	114,660

		14,985,219

Leisure Equipment & Products — 0.9%
Polaris Industries, Inc.(u)	20,300	2,622,354
Smith & Wesson Holding Corp.*	116,700	1,282,533

		3,904,887

Life Sciences Tools & Services — 1.0%
Bruker Corp.*	67,400	1,391,810
Mettler-Toledo International, Inc.*(u)	11,000	2,640,990
Techne Corp.	5,500	440,330

		4,473,130

Machinery — 3.0%
AGCO Corp.(u)	43,500	2,628,270
Federal Signal Corp.*	6,500	83,655
Hyster-Yale Materials Handling, Inc.	4,000	358,680
IDEX Corp.	7,400	482,850
Lincoln Electric Holdings, Inc.(u)	23,300	1,552,246
Lindsay Corp.	7,000	571,340
Mueller Industries, Inc.	1,600	89,072

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Oshkosh Corp.*(u)	70,400	$3,448,192
Standex International Corp.	800	47,520
Timken Co.	13,300	803,320
Toro Co. (The)	4,700	255,445
Valmont Industries, Inc.(u)	15,700	2,180,887
Wabtec Corp.	16,900	1,062,503

		13,563,980

Marine — 0.1%
Matson, Inc.	24,800	650,504

Media — 3.6%
AMC Networks, Inc. (Class A Stock)*(u)	37,600	2,574,848
Cinemark Holdings, Inc.	37,400	1,187,076
Comcast Corp. (Class A Stock)(u)	135,500	6,117,825
DIRECTV*	11,800	705,050
Global Sources Ltd.*	15,700	116,494
Liberty Media Corp. (Class A Stock)*	4,100	603,315
Madison Square Garden Co. (The) (Class A Stock)*	3,600	209,052
Scripps Networks Interactive, Inc. (Class A Stock)(u)	29,500	2,304,245
Viacom, Inc. (Class B Stock)(u)	17,900	1,496,082
Walt Disney Co. (The)	12,200	786,778
Washington Post Co. (The) (Class B Stock)	200	122,270

		16,223,035

Metals & Mining — 0.6%
Alcoa, Inc.	37,600	305,312
Coeur d’Alene Mines Corp.*	79,200	954,360
Noranda Aluminum Holding Corp.	5,900	14,514
Reliance Steel & Aluminum Co.	12,800	937,856
Worthington Industries, Inc.	12,400	426,932

		2,638,974

Multiline Retail — 1.3%
Dillard’s, Inc. (Class A Stock)(u)	25,000	1,957,500
Dollar General Corp.*	15,100	852,546
Dollar Tree, Inc.*	16,000	914,560
Macy’s, Inc.(u)	45,400	1,964,458

		5,689,064

Multi-Utilities — 0.9%
Ameren Corp.	18,800	654,992
Avista Corp.	18,700	493,680
DTE Energy Co.	21,300	1,405,374
SCANA Corp.(u)	30,700	1,413,428

		3,967,474

Oil, Gas & Consumable Fuels — 10.7%
Anadarko Petroleum Corp.(u)	42,300	3,933,477
Apache Corp.(u)	16,700	1,421,838
Chevron Corp.(u)	74,546	9,057,339
ConocoPhillips(u)	72,100	5,011,671
Devon Energy Corp.	19,400	1,120,544
EOG Resources, Inc.	5,200	880,256
Exxon Mobil Corp.(u)	129,200	11,116,368
Hess Corp.	6,400	494,976
Hollyfrontier Corp.(u)	35,800	1,507,538
Kinder Morgan, Inc.(u)	79,900	2,842,043
Marathon Petroleum Corp.(u)	35,850	2,305,872
Noble Energy, Inc.(u)	27,000	1,809,270
Phillips 66(u)	54,700	3,162,754

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
SM Energy Co.	14,900	$1,150,131
Targa Resources Corp.	3,500	255,360
Valero Energy Corp.(u)	46,000	1,570,900

		47,640,337

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	7,100	339,167
Neenah Paper, Inc.	4,700	184,757
P.H. Glatfelter Co.	3,400	92,038

		615,962

Personal Products — 0.7%
Avon Products, Inc.	41,300	850,780
Inter Parfums, Inc.	6,900	206,931
Medifast, Inc.*	16,900	454,441
Nu Skin Enterprises, Inc. (Class A Stock)(u)	15,300	1,464,822

		2,976,974

Pharmaceuticals — 5.4%
AbbVie, Inc.(u)	61,700	2,759,841
Allergan, Inc.(u)	18,500	1,673,325
Depomed, Inc.*	7,400	55,352
Eli Lilly & Co.(u)	52,000	2,617,160
Jazz Pharmaceuticals PLC*(u)	32,300	2,970,631
Johnson & Johnson(u)	60,800	5,270,752
Merck & Co., Inc.(u)	32,800	1,561,608
Pfizer, Inc.(u)	187,305	5,377,527
Questcor Pharmaceuticals, Inc.	18,200	1,055,600
Santarus, Inc.*	33,900	765,123

		24,106,919

Professional Services — 0.2%
Huron Consulting Group, Inc.*	1,700	89,437
ICF International, Inc.*	2,500	88,525
Navigant Consulting, Inc.*	13,200	204,072
Resources Connection, Inc.	11,000	149,270
Robert Half International, Inc.	4,100	160,023

		691,327

Real Estate Investment Trusts — 2.8%
American Assets Trust, Inc.	10,900	332,559
American Capital Agency Corp.(u)	76,400	1,724,348
American Capital Mortgage Investment Corp.(u)	88,900	1,756,664
Annaly Capital Management, Inc.(u)	162,200	1,878,276
Apollo Residential Mortgage, Inc.	7,000	102,130
Chatham Lodging Trust	6,500	116,090
Franklin Street Properties Corp. (Class C Stock)	46,900	597,506
General Growth Properties, Inc.	52,800	1,018,512
GEO Group, Inc. (The)	9,700	322,525
Healthcare Trust of America, Inc.	18,400	193,568
Hospitality Properties Trust(u)	52,200	1,477,260
Invesco Mortgage Capital, Inc.	19,700	303,183
JAVELIN Mortgage Investment Corp.	10,300	121,849
Resource Capital Corp.	65,200	387,288
RLJ Lodging Trust	13,200	310,068
Simon Property Group, Inc.	7,400	1,096,902
Starwood Property Trust, Inc.	18,700	448,239
Summit Hotel Properties, Inc.	11,600	106,604

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Winthrop Realty Trust	22,000	$245,300

		12,538,871

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*(u)	63,800	1,475,694
Howard Hughes Corp. (The)*	1,600	179,792
Jones Lang LaSalle, Inc.(u)	25,600	2,234,880

		3,890,366

Road & Rail — 2.1%
AMERCO	1,800	331,434
CSX Corp.(u)	93,700	2,411,838
Norfolk Southern Corp.(u)	26,600	2,057,510
Old Dominion Freight Line, Inc.*	11,400	524,286
Union Pacific Corp.(u)	26,700	4,147,578

		9,472,646

Semiconductors & Semiconductor Equipment — 2.6%
Cirrus Logic, Inc.*	43,300	982,044
Intel Corp.(u)	160,980	3,689,662
Intersil Corp. (Class A Stock)	34,700	389,681
LSI Corp.(u)	312,400	2,442,968
Marvell Technology Group Ltd.(u)	126,500	1,454,750
PMC - Sierra, Inc.*	36,200	239,644
Silicon Image, Inc.*	46,600	248,844
Skyworks Solutions, Inc.*(u)	83,000	2,061,720

		11,509,313

Software — 6.5%
Activision Blizzard, Inc.(u)	104,800	1,747,016
ANSYS, Inc.*	6,300	545,076
AVG Technologies NV*	9,000	215,460
CA, Inc.(u)	101,800	3,020,406
CommVault Systems, Inc.*(u)	22,400	1,967,392
Intuit, Inc.	13,800	915,078
Manhattan Associates, Inc.*	9,000	859,050
Microsoft Corp.(u)	195,200	6,502,112
Oracle Corp.(u)	180,400	5,983,868
Pegasystems, Inc.	17,500	696,675
Rovi Corp.*	64,800	1,242,216
SolarWinds, Inc.*	15,500	543,430
Solera Holdings, Inc.	8,600	454,682
SS&C Technologies Holdings, Inc.*	20,100	765,810
Symantec Corp.(u)	80,100	1,982,475
TiVo, Inc.*(u)	120,700	1,501,508

		28,942,254

Specialty Retail — 5.0%
Chico’s FAS, Inc.(u)	109,600	1,825,936
Express, Inc.*(u)	79,800	1,882,482
Foot Locker, Inc.(u)	47,000	1,595,180
Gap, Inc. (The)(u)	72,500	2,920,300
Home Depot, Inc. (The)(u)	37,500	2,844,375
Lowe’s Cos., Inc.(u)	36,100	1,718,721
PetSmart, Inc.(u)	36,900	2,813,994
Ross Stores, Inc.(u)	40,600	2,955,680
TJX Cos., Inc. (The)(u)	52,700	2,971,753
Urban Outfitters, Inc.*	21,000	772,170

		22,300,591

Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.(u)	38,700	2,936,943

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Coach, Inc.	7,700	$419,881
G-III Apparel Group Ltd.*	1,700	92,803
Michael Kors Holdings Ltd.*(u)	40,500	3,018,060
Ralph Lauren Corp.	6,600	1,087,218

		7,554,905

Tobacco — 0.7%
Altria Group, Inc.(u)	53,800	1,848,030
Philip Morris International, Inc.	16,050	1,389,770

		3,237,800

Trading Companies & Distributors — 1.2%
Aceto Corp.	11,200	174,944
DXP Enterprises, Inc.*	7,800	615,966
MRC Global, Inc.*	43,800	1,173,840
W.W. Grainger, Inc.(u)	12,000	3,140,520
Watsco, Inc.	1,200	113,124

		5,218,394

Water Utilities — 0.4%
American Water Works Co., Inc.(u)	40,600	1,675,968

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	24,800	732,840

TOTAL LONG-TERM INVESTMENTS (cost $483,048,520)		565,761,388

SHORT-TERM INVESTMENTS — 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,114,675)(w)	10,114,675	10,114,675

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $699,992)
0.005%	12/19/13	700	699,977

TOTAL SHORT-TERM INVESTMENTS (cost $10,814,667)			10,814,652

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.5% (cost $493,863,187)			576,576,040

		Shares
SECURITIES SOLD SHORT — (29.6)%
COMMON STOCKS
Aerospace & Defense — (0.7)%
Aerovironment, Inc.*		20,600	(475,860)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
DigitalGlobe, Inc.*	63,100	$(1,995,222)
Rockwell Collins, Inc.	6,700	(454,662)

		(2,925,744)

Air Freight & Logistics — (0.1)%
UTi Worldwide, Inc.	43,100	(651,241)

Auto Components — (0.2)%
Dorman Products, Inc.	12,400	(614,420)
Federal-Mogul Corp.*	27,100	(455,009)

		(1,069,429)

Beverages — (0.2)%
Constellation Brands, Inc.*	13,400	(769,160)

Biotechnology — (2.0)%
Ariad Pharmaceuticals, Inc.*	50,900	(936,560)
Array BioPharma, Inc.*	76,200	(473,964)
Halozyme Therapeutics, Inc.*	61,000	(673,440)
InterMune, Inc.*	26,100	(401,157)
Ironwood Pharmaceuticals, Inc.*	54,700	(648,195)
NPS Pharmaceuticals, Inc.*	103,400	(3,289,154)
Theravance, Inc.*	57,800	(2,363,442)

		(8,785,912)

Building Products — (0.3)%
Quanex Building Products Corp.	38,000	(715,540)
Simpson Manufacturing Co., Inc.	5,800	(188,906)
Trex Co., Inc.*	8,600	(425,958)

		(1,330,404)

Capital Markets
Stifel Financial Corp.*	4,500	(185,490)

Chemicals — (1.1)%
Cabot Corp.	12,300	(525,333)
Flotek Industries, Inc.*	46,100	(1,060,300)
FMC Corp.	29,800	(2,137,256)
Sigma-Aldrich Corp.	14,100	(1,202,730)

		(4,925,619)

Commercial Banks — (0.2)%
Community Bank System, Inc.	3,500	(119,420)
Cullen/Frost Bankers, Inc.	8,600	(606,730)
PacWest Bancorp	9,800	(336,728)

		(1,062,878)

Commercial Services & Supplies — (1.2)%
Clean Harbors, Inc.*	31,200	(1,830,192)
Covanta Holding Corp.	76,800	(1,641,984)
Waste Connections, Inc.	42,100	(1,911,761)

		(5,383,937)

Communications Equipment — (0.9)%
Ciena Corp.*	49,100	(1,226,518)
Infinera Corp.*	91,600	(1,035,996)
InterDigital, Inc.	4,300	(160,519)
Palo Alto Networks, Inc.*	26,600	(1,218,812)
Procera Networks, Inc.*	24,700	(382,603)

		(4,024,448)

Computers & Peripherals — (0.9)%
Diebold, Inc.	34,400	(1,009,984)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Computers & Peripherals (cont’d.)
NCR Corp.*	42,600	$(1,687,386)
Stratasys Ltd.*	11,000	(1,113,860)

		(3,811,230)

Construction & Engineering — (0.4)%
Chicago Bridge & Iron Co. NV	8,700	(589,599)
Dycom Industries, Inc.*	12,400	(347,076)
Granite Construction, Inc.	9,900	(302,940)
Great Lakes Dredge & Dock Corp.	47,600	(353,192)

		(1,592,807)

Containers & Packaging — (0.1)%
Sealed Air Corp.	14,500	(394,255)

Diversified Consumer Services — (0.5)%
Hillenbrand, Inc.	6,100	(166,957)
Sotheby’s	42,200	(2,073,286)

		(2,240,243)

Diversified Telecommunication Services — (0.2)%
tw telecom, Inc.*	26,100	(779,476)

Electric Utilities — (0.2)%
Pepco Holdings, Inc.	38,700	(714,402)

Electrical Equipment
AZZ, Inc.	2,100	(87,906)

Electronic Equipment, Instruments & Components — (0.7)%
National Instruments Corp.	33,000	(1,020,690)
OSI Systems, Inc.*	18,400	(1,370,248)
Universal Display Corp.*	18,200	(582,946)

		(2,973,884)

Energy Equipment & Services — (0.5)%
Basic Energy Services, Inc.*	33,200	(419,648)
Forum Energy Technologies, Inc.*	7,300	(197,173)
Geospace Technologies Corp.*	8,600	(724,980)
Gulfmark Offshore, Inc.	8,200	(417,298)
Rowan Cos. PLC*	12,800	(470,016)

		(2,229,115)

Food & Staples Retailing — (0.1)%
Susser Holdings Corp.*	5,500	(292,325)
Walgreen Co.	3,700	(199,060)

		(491,385)

Food Products — (0.4)%
Annie’s, Inc.*	6,100	(299,510)
B&G Foods, Inc.	8,700	(300,585)
Hain Celestial Group, Inc. (The)*	15,600	(1,203,072)

		(1,803,167)

Gas Utilities — (0.1)%
Piedmont Natural Gas Co., Inc.	11,100	(364,968)
South Jersey Industries, Inc.	2,100	(123,018)

		(487,986)

Healthcare Equipment & Supplies — (1.0)%
Abaxis, Inc.	9,000	(378,900)
DexCom, Inc.*	12,400	(350,052)
Endologix, Inc.*	40,200	(648,426)
HeartWare International, Inc.*	1,300	(95,173)
Insulet Corp.*	23,400	(848,016)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Healthcare Equipment & Supplies (cont’d.)
NuVasive, Inc.*	7,000	$(171,430)
Volcano Corp.*	64,000	(1,530,880)
Wright Medical Group, Inc.*	12,400	(323,392)

		(4,346,269)

Healthcare Providers & Services — (1.2)%
Acadia Healthcare Co., Inc.*	26,300	(1,037,009)
Air Methods Corp.	42,100	(1,793,460)
Brookdale Senior Living, Inc.*	38,600	(1,015,180)
Capital Senior Living Corp.*	11,600	(245,340)
Catamaran Corp. (Canada)*	3,700	(170,015)
ExamWorks Group, Inc.*	4,100	(106,559)
Healthways, Inc.*	26,600	(492,366)
IPC The Hospitalist Co., Inc.*	4,900	(249,949)

		(5,109,878)

Healthcare Technology — (0.5)%
athenahealth, Inc.*	17,000	(1,845,520)
Vocera Communications, Inc.*	17,600	(327,360)

		(2,172,880)

Hotels, Restaurants & Leisure — (0.5)%
Carnival Corp.	52,700	(1,720,128)
Vail Resorts, Inc.	6,400	(444,032)

		(2,164,160)

Household Durables — (0.8)%
D.R. Horton, Inc.	11,900	(231,217)
Harman International Industries, Inc.	13,000	(860,990)
KB Home	78,100	(1,407,362)
Tempur Sealy International, Inc.*	16,400	(720,944)
Toll Brothers, Inc.*	5,100	(165,393)

		(3,385,906)

Internet Software & Services — (0.5)%
Angie’s List, Inc.*	8,200	(184,500)
Cornerstone OnDemand, Inc.*	25,000	(1,286,000)
Equinix, Inc.*	2,100	(385,665)
Pandora Media, Inc.*	17,100	(429,723)

		(2,285,888)

IT Services — (0.6)%
Alliance Data Systems Corp.*	9,900	(2,093,553)
Saic, Inc.	7,675	(349,366)
Science Applications International Corp.*	4,385	(148,018)
ServiceSource International, Inc.*	12,500	(151,000)

		(2,741,937)

Leisure Equipment & Products
LeapFrog Enterprises, Inc.*	19,600	(184,632)

Machinery — (1.1)%
Actuant Corp. (Class A Stock)	3,600	(139,824)
Chart Industries, Inc.*	8,000	(984,320)
EnPro Industries, Inc.*	11,600	(698,436)
Navistar International Corp.*	15,000	(547,200)
Pentair Ltd.	38,100	(2,474,214)
RBC Bearings, Inc.*	1,700	(112,013)

		(4,956,007)

Media — (0.4)%
Cablevision Systems Corp. (Class A Stock)	41,500	(698,860)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Media (cont’d.)
Charter Communications, Inc. (Class A Stock)*	2,100	$(282,996)
DreamWorks Animation SKG, Inc. (Class A Stock)*	20,400	(580,584)
Lions Gate Entertainment Corp.*	9,900	(346,995)

		(1,909,435)

Metals & Mining — (0.2)%
Allegheny Technologies, Inc.	4,500	(137,340)
RTI International Metals, Inc.*	14,400	(461,376)
Stillwater Mining Co.*	24,800	(273,048)

		(871,764)

Multi-Utilities — (0.5)%
CenterPoint Energy, Inc.	39,200	(939,624)
NiSource, Inc.	42,900	(1,325,181)

		(2,264,805)

Oil, Gas & Consumable Fuels — (2.7)%
Alpha Natural Resources, Inc.*	139,400	(830,824)
Approach Resources, Inc.*	18,800	(494,064)
Cheniere Energy, Inc.*	17,900	(611,106)
Comstock Resources, Inc.	47,900	(762,089)
CONSOL Energy, Inc.	17,000	(572,050)
Gulfport Energy Corp.*	50,000	(3,217,000)
Kodiak Oil & Gas Corp.*	35,000	(422,100)
Northern Oil and Gas, Inc.*	13,600	(196,248)
PDC Energy, Inc.*	36,200	(2,155,348)
Rex Energy Corp.*	12,400	(276,520)
Rosetta Resources, Inc.*	15,500	(844,130)
Sanchez Energy Corp.*	6,600	(174,306)
Scorpio Tankers, Inc.	39,300	(383,568)
Teekay Corp.	21,400	(914,850)

		(11,854,203)

Personal Products
Elizabeth Arden, Inc.*	4,800	(177,216)

Pharmaceuticals — (0.6)%
Auxilium Pharmaceuticals, Inc.*	18,800	(342,724)
Medicines Co. (The)*	7,500	(251,400)
Pacira Pharmaceuticals, Inc.*	30,700	(1,476,363)
Perrigo Co.	2,600	(320,788)
Viropharma, Inc.*	10,200	(400,860)

		(2,792,135)

Professional Services — (0.5)%
Acacia Research Corp.	32,700	(754,062)
Advisory Board Co. (The)*	18,200	(1,082,536)
Corporate Executive Board Co. (The)	5,300	(384,886)
WageWorks, Inc.*	3,500	(176,575)

		(2,398,059)

Real Estate Investment Trusts — (0.7)%
Kilroy Realty Corp.	21,900	(1,093,905)
Plum Creek Timber Co., Inc.	42,500	(1,990,275)
Retail Opportunity Investments Corp.	9,500	(131,290)

		(3,215,470)

Road & Rail — (0.5)%
Arkansas Best Corp.	30,200	(775,234)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Genesee & Wyoming, Inc. (Class A Stock)*	16,700	$(1,552,599)

		(2,327,833)

Semiconductors & Semiconductor Equipment — (0.7)%
Atmel Corp.*	41,800	(310,992)
Cavium, Inc.*	17,800	(733,360)
Monolithic Power Systems, Inc.	9,900	(299,772)
SunEdison, Inc.*	113,000	(900,610)
Ultratech, Inc.*	20,700	(627,210)
Veeco Instruments, Inc.*	6,600	(245,718)

		(3,117,662)

Software — (2.5)%
ACI Worldwide, Inc.*	19,000	(1,027,140)
BroadSoft, Inc.*	30,500	(1,098,915)
Concur Technologies, Inc.*	28,500	(3,149,250)
Jive Software, Inc.*	40,900	(511,250)
MICROS Systems, Inc.*	10,900	(544,346)
QLIK Technologies, Inc.*	37,800	(1,294,272)
salesforce.com, Inc.*	34,400	(1,785,704)
ServiceNow, Inc.*	27,400	(1,423,430)
Tangoe, Inc.*	7,700	(183,722)

		(11,018,029)

Specialty Retail — (1.8)%
Aeropostale, Inc.*	94,900	(892,060)
Conn’s, Inc.*	21,900	(1,095,876)
Five Below, Inc.*	37,100	(1,623,125)
Monro Muffler Brake, Inc.	20,800	(966,992)
Restoration Hardware Holdings, Inc.	21,200	(1,343,020)
Sally Beauty Holdings, Inc.*	24,400	(638,304)
Sonic Automotive, Inc. (Class A Stock)	7,000	(166,600)
Stage Stores, Inc.	28,200	(541,440)
Tile Shop Holdings, Inc.*	17,800	(524,922)

		(7,792,339)

Textiles, Apparel & Luxury Goods — (0.5)%
Quiksilver, Inc.*	198,500	(1,395,455)
Under Armour, Inc. (Class A Stock)*	11,900	(945,455)

		(2,340,910)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance
Northwest Bancshares, Inc	7,400	$(97,828)

Trading Companies & Distributors — (0.3)%
Beacon Roofing Supply, Inc.*	11,100	(409,257)
Fastenal Co.	4,700	(236,175)
TAL International Group, Inc.	12,100	(565,433)

		(1,210,865)

Water Utilities — (0.1)%
Aqua America, Inc.	21,125	(522,421)

Wireless Telecommunication Services — (0.4)%
SBA Communications Corp. (Class A Stock)*	23,300	(1,874,718)

TOTAL SECURITIES SOLD SHORT (proceeds received $115,794,136)		(131,853,367)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $378,069,051)		444,722,673
Other assets in excess of liabilities(x) — 0.1%		364,067

NET ASSETS — 100.0%		$445,086,740

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
117	S&P 500 E-Mini	Dec. 2013	$9,871,560	$ 9,794,655	$(76,905)
10	S&P Mid 400 E-Mini	Dec. 2013	1,231,680	1,240,600	8,920

					$(67,985)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$565,761,388	$—	$—
U.S. Treasury Obligation	—	699,977	—
Affiliated Money Market Mutual Fund	10,114,675	—	—
Short Sales – Common Stocks	(131,853,367)	—	—
Other Financial Instruments*
Futures	(67,985)	—	—

Total	$443,954,711	$699,977	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	67,692	$678,949
AST AQR Large-Cap Portfolio	3,732,969	39,606,803
AST ClearBridge Dividend Growth Portfolio	1,818,778	19,824,680
AST Federated Aggressive Growth Portfolio*	289,242	3,543,217
AST Goldman Sachs Large-Cap Value Portfolio*	230,094	4,963,119
AST Goldman Sachs Mid-Cap Growth Portfolio*	42,379	273,346
AST Goldman Sachs Small-Cap Value Portfolio*	151,072	2,309,885
AST Herndon Large Cap Value Portfolio*	435,121	4,964,735
AST High Yield Portfolio*	339,146	2,696,212
AST International Growth Portfolio*	1,937,323	25,456,428
AST International Value Portfolio*	1,463,196	25,430,353
AST Investment Grade Bond Portfolio*	17,236	109,968
AST Jennison Large-Cap Growth Portfolio*	542,400	9,275,043
AST Jennison Large-Cap Value Portfolio*	483,378	7,415,012
AST Large-Cap Value Portfolio*	683,526	12,371,817
AST Loomis Sayles Large-Cap Growth Portfolio*	532,220	13,949,477
AST Lord Abbett Core Fixed-Income Portfolio*	808,998	9,101,227
AST MFS Growth Portfolio*	1,014,314	13,956,960
AST MFS Large-Cap Value Portfolio*	396,773	4,967,592
AST Mid-Cap Value Portfolio*	48,188	784,500
AST Money Market Portfolio*	684,303	684,303
AST Neuberger Berman Core Bond Portfolio*	295,363	3,042,241
AST Neuberger Berman Mid-Cap Growth Portfolio*	38,751	1,161,765
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	35,884	784,070
AST Parametric Emerging Markets Equity Portfolio*	120,670	1,053,446
AST PIMCO Limited Maturity Bond Portfolio*	184,231	1,917,845

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST PIMCO Total Return Bond Portfolio*	1,379,738	$16,970,775
AST Prudential Core Bond Portfolio*	1,952,422	20,578,530
AST QMA Emerging Markets Equity Portfolio	98,665	952,113
AST QMA Large-Cap Portfolio	3,729,495	39,569,942
AST Small-Cap Growth Portfolio*	183,862	5,335,674
AST Small-Cap Value Portfolio*	397,046	7,404,910
AST T. Rowe Price Equity Income Portfolio*	1,312,721	14,873,131
AST T. Rowe Price Large-Cap Growth Portfolio*	508,184	9,304,855
AST T. Rowe Price Natural Resources Portfolio*	18,929	408,304
AST Western Asset Core Plus Bond Portfolio*	1,037,515	10,914,654
AST Western Asset Emerging Markets Debt Portfolio*	266,489	2,560,957

TOTAL LONG-TERM INVESTMENTS (cost $310,967,302)(w)		339,196,838

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,521,849)(w)	2,521,849	2,521,849

TOTAL INVESTMENTS — 100.7% (cost $313,489,151)		341,718,687
Liabilities in excess of other assets — (0.7)%		(2,213,428)

NET ASSETS — 100.0%		$339,505,259

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$341,718,687	$—	$—

Total	$341,718,687	$—	$—

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.8%
COMMON STOCKS — 57.7%
Argentina
Banco Macro SA, ADR*	34,875	$837,000

Australia — 0.4%
Australia & New Zealand Banking Group Ltd.	258,506	7,432,633
Bendigo and Adelaide Bank Ltd.	195,446	1,828,674
Downer EDI Ltd.	395,655	1,660,765
Emeco Holdings Ltd.	119,143	26,203
Primary Health Care Ltd.	454,527	2,043,757
Westpac Banking Corp	134,196	4,101,933

		17,093,965

Austria — 0.2%
ams AG	23,963	2,284,083
Andritz AG	11,900	700,312
Schoeller-Bleckmann Oilfield Equipment AG	12,100	1,430,762
Vienna Insurance Group AG Wiener
Versicherung Gruppe	28,868	1,482,589
Wienerberger AG	55,500	974,287

		6,872,033

Belgium — 0.2%
Anheuser-Busch InBev NV	44,991	4,463,006
Barco NV	2,116	167,371
Delhaize Group SA	31,249	1,969,427
EVS Broadcast Equipment SA	13,400	864,414

		7,464,218

Bermuda — 0.4%
AXIS Capital Holdings Ltd.	104,002	4,504,327
Everest Re Group Ltd.	34,799	5,060,123
PartnerRe Ltd.	32,222	2,949,602
Validus Holdings Ltd.	113,175	4,185,211

		16,699,263

Brazil — 0.2%
AES Tiete SA	45,600	407,999
BM&FBovespa SA	133,100	747,085
CCR SA	42,800	337,371
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR(a)	7,711	354,860
Cia de Saneamento Basico do Estado de Sao Paulo	33,200	326,562
Cia Energetica de Minas Gerais, ADR(a)	49,048	423,778
Cosan Ltd.	53,472	821,865
Cosan SA Industria e Comercio	23,700	452,870
Duratex SA	51,800	307,346
JBS SA	196,100	683,072
M Dias Branco SA	24,600	1,137,485
Petroleo Brasileiro SA, ADR(a)	3,556	55,082
Telefonica Brasil SA, ADR	22,442	503,598
Tractebel Energia SA	64,800	1,078,879
Vale SA, ADR(a)	41,865	653,513

		8,291,365

Canada — 1.3%
Agrium, Inc	75,253	6,324,598
Alimentation Couche Tard, Inc. (Class B Stock)	80,685	5,030,426
Bank of Montreal	131,669	8,788,160
BCE, Inc	69,923	2,988,215

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Brookfield Residential Properties, Inc.*(a)	36,575	$841,957
Canadian Imperial Bank of Commerce	41,359	3,294,908
Canadian Tire Corp. Ltd. (Class A Stock)	38,478	3,407,939
CGI Group, Inc. (Class A Stock)*	26,491	929,712
Intact Financial Corp	26,824	1,608,841
Metro, Inc	70,157	4,388,346
National Bank of Canada	65,572	5,415,475
Norbord, Inc	62,858	1,832,557
Parkland Fuel Corp	65,122	1,151,276
Royal Bank of Canada	138,705	8,887,462
Stantec, Inc	15,708	802,137

		55,692,009

Cayman Islands
Home Loan Servicing Solutions Ltd.	95,445	2,100,744

China — 0.3%
Agricultural Bank of China Ltd. (Class H Stock)	2,072,000	954,863
Bank of Communications Co. Ltd. (Class H Stock)	713,000	524,481
Beijing Capital International Airport Co. Ltd. (Class H Stock)	476,000	312,073
Biostime International Holdings Ltd.	76,500	578,357
Bolina Holding Co. Ltd.	404,000	188,198
Changyou.com Ltd., ADR*	10,171	361,274
China Communications Construction Co. Ltd. (Class H Stock)	375,000	296,496
China Construction Bank Corp. (Class H Stock)	2,627,000	2,024,557
China Minsheng Banking Corp Ltd. (Class H Stock)	354,500	424,977
China National Building Material Co. Ltd. (Class H Stock)	554,000	533,070
China Petroleum & Chemical Corp. (Class H Stock)	876,200	686,828
China Railway Construction Corp. Ltd. (Class H Stock)	53,500	56,665
China Shanshui Cement Group Ltd.	496,000	191,516
China Southern Airlines Co. Ltd. (Class H Stock)	388,000	144,664
Chongqing Rural Commercial Bank (Class H Stock)	452,000	218,112
CNOOC Ltd. (Class H Stock)	866,000	1,754,411
Dongyue Group (Class H Stock)	298,000	144,963
Giant Interactive Group, Inc., ADR	85,799	782,487
Great Wall Motor Co. Ltd. (Class H Stock)	113,000	613,850
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	279,600	436,958
Huaneng Power International, Inc. (Class H Stock)	78,000	78,094
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,396,000	1,674,709
Lenovo Group Ltd.	368,000	385,703
PICC Property & Casualty Co. Ltd. (Class H Stock)	472,860	641,950
Sino-Ocean Land Holdings Ltd.	298,000	175,295
Zijin Mining Group Co. Ltd. (Class H Stock)	600,000	144,616

		14,329,167

Colombia
Corporacion Financiera Colombiana SA	29,135	609,816

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Colombia (cont’d.)
Pacific Rubiales Energy Corp.	44,601	$880,719

		1,490,535

Cyprus
Prosafe SE	100,700	803,710

Czech Republic
Komercni Banka A/S	1,030	229,197

Denmark — 0.7%
Carlsberg A/S (Class B Stock)	63,514	6,545,936
D/S Norden	9,376	395,350
DSV A/S	184,288	5,229,439
Jyske Bank A/S*	26,300	1,307,782
Novo Nordisk A/S (Class B Stock)	38,165	6,463,793
Pandora A/S	43,200	1,784,230
SimCorp A/S	119,300	4,011,738
Topdanmark A/S*	66,400	1,709,039

		27,447,307

Finland — 0.3%
Amer Sports Oyj	46,600	943,055
Cargotec Oyj (Class B Stock)	30,000	1,163,172
Huhtamaki Oyj	42,481	910,318
Kone Oyj (Class B Stock)	12,488	1,115,459
Konecranes Oyj	19,800	666,910
Nokian Renkaat Oyj	19,300	981,257
Outotec Oyj(a)	152,106	2,083,311
Ramirent Oyj	88,000	1,071,609
Sampo Oyj (Class A Stock)	33,922	1,459,204
UPM-Kymmene Oyj	62,251	861,317
Vacon PLC	18,800	1,480,235

		12,735,847

France — 2.9%
Assystem	22,100	541,752
AXA SA	70,725	1,641,445
BNP Paribas SA	82,486	5,579,724
Bureau Veritas SA	109,300	3,450,047
Christian Dior SA	16,308	3,200,667
Cie Generale des Etablissements Michelin (Class B Stock)	58,278	6,463,136
Credit Agricole SA*	99,980	1,102,447
Danone SA	79,178	5,961,609
Dassault Systemes SA	24,793	3,309,200
Edenred	61,215	1,988,789
Essilor International SA	17,473	1,879,227
GameLoft SE*	114,600	1,212,387
Havas SA	78,800	615,961
Ingenico	42,889	3,090,753
Interparfums SA	24,000	852,437
Legrand SA	109,438	6,073,469
L’Oreal SA	25,271	4,337,704
LVMH Moet Hennessy Louis Vuitton SA	19,446	3,832,134
Naturex	9,800	788,732
Orange SA	257,224	3,220,853
Renault SA	51,763	4,128,079
Sanofi	124,760	12,635,309
Sartorius Stedim Biotech	12,600	1,909,143
Schneider Electric SA	143,265	12,122,751
SCOR SE	98,175	3,253,602
Societe BIC SA	9,468	1,101,082
Sodexo	41,550	3,876,868

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Teleperformance(a)	24,867	$1,202,347
Total SA	193,038	11,189,035
Valeo SA	30,861	2,634,132
Virbac SA	5,900	1,197,273
Vivendi SA	141,529	3,255,630
Zodiac Aerospace	21,138	3,364,890

		121,012,614

Germany — 2.4%
Aareal Bank AG*	61,000	1,906,415
Aixtron SE*	39,566	667,830
Aurubis AG	41,067	2,490,240
BASF SE	86,664	8,311,113
Bayerische Motoren Werke AG	24,602	2,645,801
Bechtle AG	20,800	1,062,816
Bertrandt AG	6,454	813,832
Bilfinger SE	5,600	589,677
Brenntag AG	5,841	972,384
CANCOM SE	26,423	813,999
Continental AG	32,701	5,543,658
Deutsche Bank AG	71,683	3,290,341
Deutsche Lufthansa AG*	230,825	4,502,951
Deutsche Post AG	400,732	13,291,503
Duerr AG	29,926	2,199,777
Fresenius Medical Care AG & Co. KGaA	25,187	1,637,534
Fresenius SE & Co. KGaA	25,351	3,149,069
Gerry Weber International AG	18,600	766,296
Gildemeister AG	37,248	1,014,990
Hannover Rueckversicherung SE	36,860	2,708,705
Hugo Boss AG	17,086	2,209,682
Infineon Technologies AG	284,562	2,851,970
Lanxess AG	20,774	1,348,673
Linde AG	17,097	3,388,083
MTU Aero Engines AG	9,100	849,639
Muenchener Rueckversicherungs AG	39,324	7,687,128
Pfeiffer Vacuum Technology AG	7,600	930,983
Rational AG	5,670	1,690,526
RWE AG	120,871	4,112,580
Salzgitter AG	16,000	664,617
SAP AG	141,140	10,438,019
Suedzucker AG	55,360	1,630,069
United Internet AG	28,800	1,091,287
Volkswagen AG	9,700	2,200,502
Wirecard AG	34,300	1,173,158

		100,645,847

Greece
Hellenic Telecommunications Organization SA*	68,000	707,659
OPAP SA	79,900	891,984

		1,599,643

Hong Kong — 0.5%
Cheung Kong Holdings Ltd.	34,000	517,593
Cheung Kong Infrastructure Holdings Ltd.	27,000	187,269
China Mobile Ltd.	167,000	1,879,109
China Power International Development Ltd.	1,838,000	694,824
China Travel International Investment Hong Kong Ltd.	2,210,000	433,465
Guangdong Investment Ltd.	570,000	490,257
Hua Han Bio-Pharmaceutical Holdings Ltd.	1,116,000	273,692

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Hutchison Whampoa Ltd.	59,000	$707,619
Jardine Matheson Holdings Ltd.	27,200	1,493,280
Ju Teng International Holdings Ltd.	730,000	428,841
K Wah International Holdings Ltd.	578,000	312,224
KWG Property Holding Ltd.	833,500	526,343
New World Development Ltd.	1,576,000	2,368,569
Poly Property Group Co. Ltd.	949,000	572,025
Shimao Property Holdings Ltd.	1,503,500	3,460,093
SJM Holdings Ltd.	643,000	1,811,814
TPV Technology Ltd.	1,396,000	286,293
VST Holdings Ltd.	655,200	136,113
Wharf Holdings Ltd. (The)	187,000	1,620,331
Yue Yuen Industrial Holdings Ltd.	332,500	928,238
Yuexiu Property Co. Ltd.	1,912,000	526,442

		19,654,434

India
ICICI Bank Ltd., ADR	11,149	339,822
Tata Motors Ltd., ADR	10,913	290,504

		630,326

Indonesia — 0.1%
Astra International Tbk PT	714,500	398,093
Bank Mandiri Persero Tbk PT	756,000	519,135
Bank Rakyat Indonesia Persero Tbk PT	762,000	476,676
Telekomunikasi Indonesia Persero Tbk PT	6,505,000	1,181,852

		2,575,756

Ireland — 0.4%
Glanbia PLC	97,495	1,292,582
Kerry Group PLC (Class A Stock)	26,076	1,585,874
Kingspan Group PLC*	73,800	1,232,359
Paddy Power PLC*	15,200	1,218,377
Shire PLC	140,297	5,612,568
Smurfit Kappa Group PLC	213,055	4,817,142

		15,758,902

Israel
Mizrahi Tefahot Bank Ltd.	102,218	1,125,464

Italy — 0.5%
Autogrill SpA*	55,000	968,180
De’longhi SpA	103,279	1,581,680
Enel SpA	910,176	3,494,849
Eni SpA	183,137	4,209,987
Fiat Industrial SpA*	89,505	232
Gtech SpA	33,000	944,256
MARR SpA	16,109	219,290
Mediolanum SpA	210,000	1,529,676
Prysmian SpA	32,900	806,713
Recordati SpA	32,549	391,745
Salvatore Ferragamo Italia SpA	31,000	1,068,667
Tod’s SpA	5,900	1,105,506
Unione di Banche Italiane ScpA	177,000	896,849
Yoox SpA*	51,900	1,781,738

		18,999,368

Japan — 3.0%
Bridgestone Corp.	143,600	5,262,722
COMSYS Holdings Corp.	143,700	2,008,630
Daicel Corp.	93,000	841,311
Daihatsu Motor Co. Ltd.	226,000	4,391,992
Denki Kagaku Kogyo KK	173,000	675,215

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
ITOCHU Corp.	569,500	$7,015,779
JFE Holdings, Inc.	140,100	3,652,848
JX Holdings, Inc.	1,024,300	5,323,278
Kamigumi Co. Ltd.	157,000	1,336,613
KDDI Corp.	205,000	10,534,942
Matsumotokiyoshi Holdings Co. Ltd.	45,300	1,464,976
Mitsui & Co. Ltd.	525,800	7,667,180
NamCo.Bandai Holdings, Inc.	185,200	3,463,093
NEC Corp.	503,000	1,168,602
Nippon Electric Glass Co. Ltd.	316,000	1,696,967
Nippon Telegraph & Telephone Corp.	188,100	9,790,732
Sekisui House Ltd.	314,000	4,235,698
Seven & I Holdings Co. Ltd.	98,100	3,596,345
Sumitomo Corp.	416,000	5,622,523
Sumitomo Metal Mining Co. Ltd.	476,000	6,764,066
Sumitomo Mitsui Financial Group, Inc.	238,300	11,539,786
Sumitomo Osaka Cement Co. Ltd.	745,000	3,002,701
Suzuki Motor Corp.	155,400	3,745,430
Toyo Suisan Kaisha Ltd.	90,000	2,642,480
Toyota Motor Corp.	152,700	9,793,804
TV Asahi Corp.	31,500	733,053
West Japan Railway Co.	99,700	4,274,603
Yokohama Rubber Co. Ltd. (The)	337,000	3,337,730

		125,583,099

Malaysia
Hong Leong Financial Group Bhd	99,900	444,868
Tenaga Nasional Bhd	187,000	518,276
UMW Holdings Bhd	133,800	485,141

		1,448,285

MexiCo.— 0.1%
Alfa SAB de CV (Class A Stock)	526,600	1,420,144
America Movil SAB de CV (Class L Stock)	98,600	97,775
Banregio Grupo Financiero SAB de CV(a)	70,400	400,634
Coca-Cola Femsa SAB de CV, ADR	2,518	317,218
Grupo Aeroportuario del PacifiCo.SAB de CV (Class B Stock)	39,900	204,232
Grupo Aeroportuario del Sureste SAB de CV, ADR	3,359	365,661
Grupo MexiCo.SAB de CV (Class B Stock)	241,000	721,555

		3,527,219

Netherlands — 1.4%
Aegon NV	735,298	5,440,652
Akzo Nobel NV	36,013	2,366,077
ASML Holding NV	83,001	8,198,429
Brunel International NV	17,100	918,813
CNH Industrial NV*	89,505	1,147,904
Delta Lloyd NV	39,000	830,716
Heineken Holding NV	29,769	1,882,150
Heineken NV	72,848	5,161,052
ING Groep NV, CVA*	170,917	1,939,392
Koninklijke BAM Groep NV	132,500	711,259
Koninklijke Boskalis Westminster NV	72,177	3,199,205
Koninklijke DSM NV	74,188	5,596,497
LyondellBasell Industries NV (Class A Stock)	101,312	7,419,078
NutreCo.NV	69,124	3,609,396
Royal Dutch Shell PLC (Class A Stock)	68,298	2,251,493
Royal Dutch Shell PLC (Class B Stock)	238,909	8,243,079

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
Unit4 NV	46,900	$1,836,776

		60,751,968

Norway — 0.3%
DNB ASA	222,639	3,380,959
Marine Harvest ASA	796,699	850,816
Schibsted ASA	26,300	1,356,000
Statoil ASA	79,260	1,800,249
Storebrand ASA*	256,000	1,418,877
Tomra Systems ASA	70,900	666,171
Yara International ASA	36,691	1,515,027

		10,988,099

Panama
Copa Holdings SA (Class A Stock)	9,959	1,381,015

Peru
Credicorp Ltd.	2,516	323,205

Philippines
Alliance Global Group, Inc.	731,300	395,414

Poland
Cyfrowy Polsat SA*	29,286	199,376
KGHM Polska Miedz SA	10,990	433,702
Polski Koncern Naftowy Orlen SA	19,298	272,977

		906,055

Puerto Rico.
Popular, Inc.*	5,533	145,131

Russia — 0.2%
Gazprom Neft OAO, ADR	24,694	539,811
Gazprom OAO, ADR	136,793	1,206,514
Lukoil OAO, ADR	18,223	1,158,254
Mobile Telesystems OJSC, ADR	18,186	404,820
NovaTek OAO, GDR	4,417	526,423
Rosneft OAO, GDR	46,076	384,735
Sberbank of Russia, ADR	129,789	1,561,362
Sistema JSFC, GDR	6,706	141,539
Surgutneftegas OAO, ADR	111,155	974,829
Tatneft OAO, ADR	25,068	982,039

		7,880,326

Singapore — 0.1%
ComfortDelGro Corp. Ltd.	255,000	401,264
StarHub Ltd.	86,000	294,256
UOL Group Ltd.	266,000	1,305,910
Wing Tai Holdings Ltd.	303,000	495,052

		2,496,482

South Africa — 0.2%
African Bank Investments Ltd.	97,413	162,028
AVI Ltd.	56,472	336,630
Fountainhead Property Trust, UTS	486,246	381,843
Imperial Holdings Ltd.	26,333	572,028
Liberty Holdings Ltd.	60,773	708,596
Mondi Ltd.	53,810	917,748
MTN Group Ltd.	88,734	1,732,822
Netcare Ltd.	94,759	226,607
Sanlam Ltd.	161,775	753,699
Sappi Ltd.*	90,013	226,460
Steinhoff International Holdings Ltd.*	83,283	296,371
Tongaat Hulett Ltd.	18,626	222,746

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Vodacom Group Ltd.	24,495	$303,870

		6,841,448

South Korea — 0.2%
AMOREPACIFIC Group	1,043	382,111
CJ Corp.	3,886	419,614
Daeduck Electronics Co.	30,010	253,983
Dongbu Insurance Co. Ltd.	11,400	490,030
Hana Financial Group, Inc.	8,400	287,887
Hankook Tire Worldwide Co. Ltd.	21,330	504,259
Hyundai Marine & Fire Insurance Co. Ltd.	15,230	414,396
Hyundai Motor Co.	4,680	1,091,905
Korea Electric Power Corp.*	25,070	701,552
KT Corp.	22,390	749,883
Samsung Electronics Co. Ltd., GDR, 144A	3,265	2,076,560
SK Telecom Co. Ltd., ADR(a)	45,653	1,036,323
Woori Finance Holdings Co. Ltd.	19,530	227,158
Youngone Corp.	5,180	152,558

		8,788,219

Spain — 0.6%
Amadeus IT Holding SA (Class A Stock)	45,407	1,610,004
Bankinter SA	245,714	1,323,399
Bolsas y Mercados Espanoles SA(a)	23,000	729,636
Distribuidora Internacional de Alimentacion SA	308,717	2,676,468
Gamesa Corp. Tecnologica SA*	140,000	1,219,380
Gas Natural SDG SA	90,758	1,897,491
Inditex SA	48,130	7,424,178
Mapfre SA	434,899	1,556,768
Mediaset Espana Comunicacion SA*	109,500	1,261,256
Melia Hotels International SA(a)	98,614	976,790
Repsol SA	182,918	4,535,203

		25,210,573

Sweden — 1.2%
Atlas Copco.AB (Class A Stock)	179,750	5,265,693
Axis Communications AB(a)	47,200	1,484,295
Betsson AB	43,600	1,289,610
BioGaia AB (Class B Stock)	23,400	886,342
Boliden AB	53,908	807,115
Elekta AB (Class B Stock)	228,176	3,679,037
Hennes & Mauritz AB (Class B Stock)	75,758	3,291,418
Hexagon AB (Class B Stock)	169,511	5,109,973
Hexpol AB	24,896	1,760,385
Net Entertainment NE AB (Class B Stock)	76,100	1,449,486
Nibe Industrier AB (Class B Stock)	60,900	1,159,874
Nordea Bank AB	298,471	3,601,676
Svenska Cellulosa AB (Class B Stock)	217,631	5,484,140
Swedbank AB (Class A Stock)	291,339	6,786,134
Swedish Match AB	88,380	3,118,019
Trelleborg AB (Class B Stock)	189,023	3,581,711
Wallenstam AB (Class B Stock)	90,300	1,234,665

		49,989,573

Switzerland — 1.4%
ACE Ltd.	16,820	1,573,679
Allied World Assurance Co. Holdings AG	29,865	2,968,282
Burckhardt Compression Holding AG	2,570	1,013,109
Cie Financiere Richemont SA	90,734	9,091,168
Clariant AG	124,361	2,100,081
DKSH Holding AG	12,419	1,059,044

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
GAM Holding AG*	67,100	$1,213,318
Georg Fischer AG*	1,930	1,174,984
Interroll Holding AG	1,800	846,907
Lindt & Spruengli AG	511	2,096,888
Nestle SA	24,190	1,686,868
Roche Holding AG	54,104	14,601,230
SGS SA	452	1,080,241
Sika AG	760	2,217,539
Straumann Holding AG	6,200	1,126,493
Sulzer AG	6,100	944,447
Swiss Re AG*	124,906	10,348,522
Swissquote Group Holding SA	23,200	885,578
Vetropack Holding AG	300	607,066
Zurich Insurance Group AG*	9,217	2,376,040

		59,011,484

Taiwan — 0.2%
Asia Pacific Telecom Co. Ltd.	663,923	394,083
Asustek Computer, Inc.	100,000	797,179
Chailease Holding Co. Ltd.	194,700	456,859
Chicony Electronics Co. Ltd.	117,160	292,403
China Bills Finance Corp.	374,000	144,834
Compeq Manufacturing Co.	2,675,000	1,289,661
CTCI Corp.	280,000	452,560
Lite-On Technology Corp.	356,768	608,125
Mega Financial Holding Co. Ltd.	791,000	648,548
Radiant Opto-Electronics Corp.	120,510	429,812
Silicon Motion Technology Corp., ADR	17,163	224,149
Taiwan Semiconductor Manufacturing Co. Ltd.	769,000	2,618,552
Teco.Electric and Machinery Co. Ltd.	379,000	401,258
Transcend Information, Inc.	134,000	421,968
Vanguard International Semiconductor Corp.	281,000	308,258
YFY, Inc.	89,000	44,564

		9,532,813

Thailand — 0.1%
Bank of Ayudhya PCL, NVDR	267,200	322,721
Kasikornbank PCL	141,200	797,305
Krung Thai Bank PCL	1,152,500	707,417
PTT PCL	98,900	999,118
Siam Commercial Bank PCL	45,700	227,185

		3,053,746

Turkey
Albaraka Turk Katilim Bankasi A/S*	139,552	115,277
Dogus Otomotiv Servis ve Ticaret A/S	38,693	167,770
Koza Anadolu Metal Madencilik Isletmeleri A/S*	70,282	142,312
TAV Havalimanlari Holding A/S	24,809	175,168
Turkiye Halk Bankasi A/S	25,804	188,993
Turkiye Vakiflar Bankasi Tao (Class D Stock)	62,828	143,337

		932,857

United Kingdom — 4.1%
Abcam PLC	106,400	871,595
Aberdeen Asset Management PLC	263,604	1,614,424
Associated British Foods PLC	149,392	4,534,060
AstraZeneca PLC	139,070	7,229,601
Aveva Group PLC	83,865	3,526,449
Barclays PLC	1,903,701	8,135,845

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Barratt Developments PLC*	261,300	$1,301,722
BP PLC	651,490	4,567,519
British American Tobacco.PLC	108,191	5,694,046
BT Group PLC	2,298,311	12,725,213
Bunzl PLC	88,753	1,922,466
Close Brothers Group PLC	53,288	1,008,216
Compass Group PLC	273,041	3,755,966
Croda International PLC	35,467	1,522,890
Dialight PLC	46,100	847,070
Domino’s Pizza Group PLC	77,100	728,959
easyJet PLC	248,315	5,131,123
Elementis PLC	326,800	1,267,367
Genus PLC	56,800	1,316,647
Greene King PLC	71,424	926,372
Halma PLC	152,000	1,393,501
Hikma Pharmaceuticals PLC	97,500	1,640,502
HSBC Holdings PLC	405,456	4,388,418
IG Group Holdings PLC	150,000	1,405,424
Ladbrokes PLC	1,081,146	2,960,485
Legal & General Group PLC	1,893,388	6,008,048
Michael Page International PLC	164,900	1,315,799
Mondi PLC	205,866	3,473,706
Mothercare PLC*	87,107	531,639
Paragon Group of Cos. PLC	132,427	668,653
Persimmon PLC*	100,700	1,769,837
Prudential PLC	401,718	7,473,684
Reckitt Benckiser Group PLC	110,628	8,088,615
Restaurant Group PLC (The)	109,000	938,486
Rightmove PLC	36,900	1,414,601
Rotork PLC	76,056	3,356,747
SABMiller PLC	94,482	4,805,610
Sage Group PLC (The)	498,347	2,661,045
Senior PLC	259,600	1,135,662
Spectris PLC	119,288	4,257,687
Spirax-Sarco.Engineering PLC	84,794	4,132,821
Sports Direct International PLC*	147,276	1,683,822
St James’s Place PLC	237,718	2,365,359
Taylor Wimpey PLC	575,000	933,879
TUI Travel PLC	538,971	3,207,504
Victrex PLC	83,547	2,160,049
Vodafone Group PLC	4,707,817	16,523,706
WH Smith PLC(a)	63,846	854,295
William Hill PLC	651,611	4,248,700
WM Morrison Supermarkets PLC	659,786	2,991,473
WPP PLC	205,766	4,228,526

		171,645,833

United States — 33.8%
AbbVie, Inc.	279,930	12,521,269
Adobe Systems, Inc.*	279,640	14,524,502
AG Mortgage Investment Trust, Inc.	60,356	1,003,117
Air Methods Corp.(a)	79,082	3,368,893
Air Products & Chemicals, Inc.	98,010	10,444,926
Akamai Technologies, Inc.*(a)	215,030	11,117,051
Alaska Air Group, Inc.	71,541	4,479,897
Allstate Corp. (The)	110,525	5,587,039
Altisource Portfolio Solutions, SA*	26,643	3,730,286
American Capital Ltd.*	128,459	1,766,311
American Electric Power Co., Inc.	187,047	8,108,487
American Express Co.	44,253	3,341,987
American Railcar Industries, Inc.(a)	28,878	1,132,884

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Ameriprise Financial, Inc.	68,608	$6,248,817
AmerisourceBergen Corp.	159,261	9,730,847
Amgen, Inc.	234,753	26,278,251
Apache Corp.	86,500	7,364,610
Apple, Inc.	105,415	50,256,601
Archer-Daniels-Midland Co.	140,360	5,170,862
Arrow Electronics, Inc.*	82,908	4,023,525
AT&T, Inc.	1,032,542	34,920,570
Autodesk, Inc.*	235,770	9,706,651
AutoZone, Inc.*(a)	12,311	5,204,229
B/E Aerospace, Inc.*	157,890	11,655,440
BlackRock, Inc.	46,180	12,497,232
Boeing Co. (The)	231,290	27,176,575
Booz Allen Hamilton Holding Corp.	51,008	985,475
CA, Inc.	86,955	2,579,955
Cameron International Corp.*	213,840	12,481,841
Capital One Financial Corp.	33,262	2,286,430
Caterpillar, Inc.	202,850	16,911,605
Celgene Corp.*	106,645	16,415,865
CF Industries Holdings, Inc.	31,032	6,542,477
Chevron Corp.	133,026	16,162,659
Cisco Systems, Inc.	242,614	5,682,020
Citigroup, Inc.	177,660	8,618,287
CMS Energy Corp.	222,191	5,848,067
Comcast Corp. (Class A Stock)	245,919	11,103,243
Comcast Corp. (Special Class A Stock)	87,113	3,778,091
Computer Sciences Corp.	44,672	2,311,329
ConAgra Foods, Inc.	193,942	5,884,200
ConocoPhillips	190,315	13,228,796
CoreLogic, Inc.*	106,498	2,880,771
CST Brands, Inc.	14,613	435,467
CVR Energy, Inc.	70,977	2,734,034
CVS Caremark Corp.	86,557	4,912,110
Cyberonics, Inc.*(a)	50,652	2,570,082
DaVita HealthCare Partners, Inc.*	112,844	6,420,824
Deere & Co.	94,610	7,700,308
Delek US Holdings, Inc.	53,542	1,129,201
Deluxe Corp.	62,849	2,618,289
Dillard’s, Inc. (Class A Stock)	52,376	4,101,041
DIRECTV*	88,395	5,281,601
DTE Energy Co.	92,909	6,130,136
eBay, Inc.*	154,230	8,604,492
Edison International	86,124	3,966,871
Eli Lilly & Co.	197,462	9,938,262
EMC Corp.	555,804	14,206,350
EnerSys, Inc.	64,514	3,911,484
EPL Oil & Gas, Inc.*	57,641	2,139,057
Exxon Mobil Corp.	553,348	47,610,062
F5 Networks, Inc.*	58,950	5,055,552
Fifth Third Bancorp.	237,068	4,276,707
Fiserv, Inc.*	54,077	5,464,481
Freeport-McMoRan Copper & Gold, Inc.	646,165	21,375,138
Gap, Inc. (The)	129,619	5,221,053
General Electric Co.	1,843,743	44,047,020
General Mills, Inc.	119,270	5,715,418
Goldman Sachs Group, Inc. (The)	29,247	4,627,168
Google, Inc. (Class A Stock)*	6,212	5,441,153
Grand Canyon Education, Inc.*	55,721	2,244,442
Group 1 Automotive, Inc.(a)	36,434	2,830,193
Harris Corp.	22,588	1,339,468
Hasbro, Inc.(a)	119,710	5,643,129

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Hershey Co. (The)	24,454	$2,261,995
Hess Corp.	45,807	3,542,713
HollyFrontier Corp.	118,255	4,979,718
Hologic, Inc.*	412,870	8,525,765
Huntington Ingalls Industries, Inc.	15,044	1,013,966
Ingredion, Inc.	60,984	4,035,311
Intel Corp.	1,215,662	27,862,973
International Business Machines Corp.	74,338	13,765,911
Intuit, Inc.	181,490	12,034,602
Intuitive Surgical, Inc.*	13,160	4,951,713
j2 Global, Inc.(a)	52,362	2,592,966
Johnson & Johnson	344,102	29,830,202
JPMorgan Chase & Co.	489,785	25,316,987
KapStone Paper and Packaging Corp.	35,163	1,504,976
Kimberly-Clark Corp.	59,341	5,591,109
L Brands, Inc.	98,602	6,024,582
Lear Corp.	16,600	1,188,062
Lincoln National Corp.	143,291	6,016,789
Macy’s, Inc.	110,313	4,773,243
Marathon Petroleum Corp.	76,463	4,918,100
Marriott Vacations Worldwide Corp.*	36,758	1,617,352
MB Financial, Inc.	31,729	896,027
McDonald’s Corp.	150,820	14,510,392
McKesson Corp.	29,122	3,736,353
Mead Johnson Nutrition Co.	162,850	12,093,241
Merck & Co., Inc.	222,577	10,596,891
MetLife, Inc.	220,450	10,350,127
MFA Financial, Inc.	475,042	3,539,063
Microsoft Corp.	355,271	11,834,077
Molson Coors Brewing Co. (Class B Stock)	18,949	949,913
Mosaic Co. (The)	179,270	7,712,195
Motorola Solutions, Inc.	41,241	2,448,891
Murphy Oil Corp.	44,920	2,709,574
Murphy USA, Inc.*	11,230	453,580
Mylan, Inc.*	229,872	8,774,214
National Oilwell Varco, Inc.	166,580	13,011,564
NeuStar, Inc. (Class A Stock)*(a)	78,058	3,862,310
NextEra Energy, Inc.	64,020	5,131,843
NiSource, Inc.	56,280	1,738,489
Northern Trust Corp.	207,440	11,282,662
Northrop Grumman Corp.	104,624	9,966,482
Nuance Communications, Inc.*	347,880	6,503,617
NV Energy, Inc.	205,381	4,849,045
Occidental Petroleum Corp.	130,360	12,193,874
Omnicare, Inc.	104,963	5,825,447
Oracle Corp.	201,870	6,696,028
PDL BioPharma, Inc.(a)	279,270	2,225,782
PennyMac Mortgage Investment Trust	75,614	1,714,926
PepsiCo, Inc.	155,170	12,336,015
Pfizer, Inc.	1,265,677	36,337,587
Philip Morris International, Inc.	90,747	7,857,783
Phillips 66	128,269	7,416,514
Pinnacle West Capital Corp.	76,217	4,172,119
PNC Financial Services Group, Inc. (The)	181,028	13,115,479
PNM Resources, Inc.	77,062	1,743,913
Portland General Electric Co.	91,625	2,586,574
Principal Financial Group, Inc.(a)	48,753	2,087,603
Procter & Gamble Co. (The)	214,118	16,185,180
Protective Life Corp.	38,862	1,653,578
QUALCOMM, Inc.	470,053	31,662,770
Quanta Services, Inc.*	106,950	2,942,195

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
ResMed, Inc.(a)	98,661	$5,211,274
Reynolds American, Inc.	87,387	4,262,738
Rockwood Holdings, Inc.	116,960	7,824,624
Schlumberger Ltd.	273,090	24,130,232
SEI Investments Co.	294,591	9,105,808
Sensient Technologies Corp.	27,304	1,307,589
Skyworks Solutions, Inc.*(a)	203,557	5,056,356
Snap-on, Inc.	14,630	1,455,685
Southwestern Energy Co.*	131,590	4,787,244
Starwood Hotels & Resorts Worldwide, Inc.	110,630	7,351,363
SunTrust Banks, Inc.	81,530	2,643,203
TAL International Group, Inc.(a)	60,742	2,838,474
Target Corp.	230,667	14,758,075
Terra Nitrogen Co. LP	2,907	589,249
Tesoro Corp.	45,808	2,014,636
Time Warner Cable, Inc.	79,527	8,875,213
Time Warner, Inc.	183,282	12,061,788
TJX Cos., Inc. (The)	122,030	6,881,272
Torchmark Corp.(a)	23,586	1,706,447
Travelers Cos., Inc. (The)	68,616	5,816,578
Triumph Group, Inc.	49,162	3,452,156
Tyson Foods, Inc. (Class A Stock)	115,158	3,256,668
U.S. Bancorp	247,710	9,061,232
Union Pacific Corp.	50,059	7,776,165
UnitedHealth Group, Inc.	120,727	8,645,260
Universal Corp.	38,366	1,953,980
Unum Group	103,717	3,157,145
Valero Energy Corp.	131,519	4,491,374
Varian Medical Systems, Inc.*(a)	158,430	11,839,474
Verizon Communications, Inc.	208,028	9,706,586
Wal-Mart Stores, Inc.	175,832	13,004,535
WellPoint, Inc.	46,870	3,918,801
Wells Fargo & Co.	830,882	34,332,044
Western Refining, Inc.	49,252	1,479,530
Whirlpool Corp.	29,600	4,334,624
Williams Cos., Inc. (The)	155,160	5,641,618
Williams-Sonoma, Inc.(a)	17,217	967,595
Wintrust Financial Corp.(a)	43,866	1,801,577
Xerox Corp.	133,669	1,375,454

		1,419,679,181

TOTAL COMMON STOCKS (cost $2,324,638,054)		2,424,600,739

PREFERRED STOCKS — 0.5%
Brazil — 0.1%
AES Tiete SA (PRFC)	37,400	370,237
Banco Bradesco SA (PRFC)	49,200	680,404
Banco do Estado do Rio Grande do Sul SA (PRFC B)	28,200	196,075
Bradespar SA (PRFC)	12,800	142,075
Companhia de Bebidas das Americas (PRFC), ADR	34,439	1,320,736
Itau Unibanco Holding SA (PRFC)	21,780	308,377
Klabin SA (PRFC)	114,700	598,781
Vale SA (PRFC), ADR	61,408	872,608

		4,489,293

Germany — 0.3%
Fuchs Petrolub AG (PRFC)	31,234	2,614,289

			Shares	Value
PREFERRED STOCKS (Continued)
Germany (cont’d.)
Volkswagen AG (PRFC)			42,617	$10,048,292

				12,662,581

South Korea — 0.1%
Hyundai Motor Co. (PRFC)			12,833	1,289,524
Samsung Electronics Co. Ltd. (PRFC)			2,860	2,331,210
Samsung Electronics Co. Ltd. (PRFC), GDR, 144A			2,657	1,082,900

				4,703,634

TOTAL PREFERRED STOCKS (cost $20,412,001)				21,855,508

			Units
RIGHTS*
United Kingdom
Barclays PLC, expiring 10/01/13 (cost $0)			475,925	622,162

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 9.7%
Australia — 0.2%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17(a)	A1	1,000	1,006,110
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	Aa3	1,200	1,210,020
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	A3	2,000	1,979,290
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	01/12/16	Aa2	4,000	4,005,036

				8,200,456

Canada — 0.4%
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23	Baa2	1,000	880,598
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18	Aa3	3,000	2,953,287
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38(a)	Baa2	2,000	2,330,704
Teck Resources Ltd.,
Gtd. Notes
2.500%	02/01/18(a)	Baa2	3,000	2,968,377
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	A3	2,000	2,098,052
7.625%	01/15/39	A3	1,000	1,324,756

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17	Baa2	2,500	$2,584,475

				15,140,249

Cayman Islands
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22	Baa2	2,000	1,926,888

France — 0.3%
BNP Paribas SA,
Bank Gtd. Notes
3.250%	03/11/15	Aa3	4,000	4,138,472
France Telecom SA,
Sr. Unsec’d. Notes
2.750%	09/14/16	A3	3,000	3,095,076
Sanofi,
Sr. Unsec’d. Notes
1.250%	04/10/18	A1	2,000	1,952,490
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22	Aa1	3,000	2,878,119

				12,064,157

Germany — 0.1%
Deutsche Bank AG,
Sr. Unsec’d. Notes
3.875%	08/18/14	Aa3	3,000	3,083,961

Japan — 0.1%
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
5.000%	03/04/15	Baa2	3,000	3,152,331

Luxembourg
Telecom Italia Capital SA,
Gtd. Notes
7.721%	06/04/38	Baa2	1,000	962,526

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16(a)	A2	3,000	3,050,400

Netherlands — 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.950%	11/09/22	A2	3,000	2,878,395
Deutsche Telekom International Finance BV,
Gtd. Notes
5.750%	03/23/16	Baa1	950	1,050,218
Koninklijke Philips Electronics NV,
Sr. Unsec’d. Notes
5.750%	03/11/18	A3	2,000	2,305,300
Petrobras Global Finance BV,
Gtd. Notes
2.000%	05/20/16	A3	2,000	1,987,082
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	Aa1	2,000	2,497,750

				10,718,745

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Spain — 0.1%
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16(a)	Baa1	4,000	$4,143,504
7.045%	06/20/36	Baa1	1,000	1,061,397

				5,204,901

Switzerland — 0.2%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19	Aa1	3,000	3,390,657
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18	Aa3	2,900	3,345,823

				6,736,480

United Kingdom — 0.5%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17	Baa1	3,000	2,969,400
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37(a)	A1	1,000	1,219,988
BP Capital Markets PLC,
Gtd. Notes
3.125%	10/01/15	A2	2,000	2,091,636
3.245%	05/06/22	A2	2,000	1,931,034
Diageo Capital PLC,
Gtd. Notes
3.875%	04/29/43	A3	1,000	861,451
HSBC Holdings PLC,
Sub. Notes
6.500%	09/15/37	A1	4,000	4,533,484
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
4.375%	03/16/16	A2	3,000	3,202,890
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24(a)	A3	3,000	2,997,600
Vodafone Group PLC,
Sr. Unsec’d. Notes
2.950%	02/19/23	A3	3,000	2,756,220

				22,563,703

United States — 7.5%
3M Co.,
Sr. Unsec’d. Notes
1.375%	09/29/16	Aa2	3,000	3,053,184
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	Baa1	1,000	864,860
4.750%	05/05/21	Baa1	3,000	3,182,769
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.650%	11/27/15(a)	Baa1	2,000	1,996,820
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17	A2	3,000	3,095,808

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17	Baa1	3,000	$3,190,533
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16	Baa1	3,000	3,113,898
3.875%	11/15/21	Baa1	3,000	3,040,215
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16	Ba1	2,000	2,245,760
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	A3	2,000	1,850,232
5.375%	01/15/20	Baa1	1,000	1,149,411
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	A3	2,000	1,832,724
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16	A2	3,000	3,097,359
2.500%	08/15/15	A2	1,500	1,545,036
5.350%	09/01/40	A2	3,000	2,911,650
5.800%	02/15/19	A2	2,000	2,303,472
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	Baa1	3,000	3,361,257
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	Aa2	2,000	2,047,464
Sr. Unsec’d. Notes, MTN
2.300%	07/28/16	Aa2	2,000	2,069,608
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa1	2,000	1,858,278
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
5.700%	11/15/14	Aa3	3,000	3,166,716
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	Aa2	2,000	1,863,708
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	02/15/20	A2	3,000	3,409,836
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.650%	05/01/17	A3	3,000	3,410,760
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.050%	08/01/16	A2	3,000	3,085,572
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	Aa1	2,500	2,301,677
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	A1	3,000	3,303,765
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.875%	03/05/38	A3	963	1,190,480

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.500%	11/15/15	Aa3	3,000	$3,058,317
Comcast Corp.,
Gtd. Notes
5.900%	03/15/16	Baa1	2,000	2,235,352
6.450%	03/15/37	Baa1	2,000	2,387,820
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	A1	2,000	2,515,076
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	A3	2,000	2,301,636
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.250%	01/11/16	A3	2,000	1,999,818
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	A2	1,000	943,363
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16	Baa2	2,000	2,084,968
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	Baa3	3,000	3,772,272
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.100%	06/01/37	A3	1,500	1,729,151
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	Baa1	3,000	2,988,291
3.050%	08/15/22	Baa1	1,000	946,333
EI du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
3.250%	01/15/15	A2	3,000	3,103,638
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16	Baa3	2,000	2,098,898
4.450%	02/15/43	Baa1	2,000	1,769,304
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	A3	2,000	2,000,330
4.250%	06/15/22	Baa2	2,000	1,968,852
Fedex Corp.,
Gtd. Notes
4.100%	04/15/43(a)	Baa1	1,500	1,298,601
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	Aa3	3,000	2,650,686
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	Baa3	2,000	1,984,262
2.750%	05/15/15	Baa3	2,000	2,045,756
3.000%	06/12/17	Baa3	4,000	4,111,412
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	07/02/15	A1	3,000	3,044,178
2.250%	11/09/15	Aa2	3,000	3,079,959
Sr. Unsec’d. Notes, MTN

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.625%	05/01/18(a)	Aa2	3,000	$3,442,308
5.875%	01/14/38	Aa2	2,000	2,207,752
Sub. Notes
5.300%	02/11/21	Aa3	3,000	3,262,734
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	A3	3,000	2,863,023
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	A1	2,000	2,495,032
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	A3	1,000	1,008,034
5.250%	07/27/21	A1	3,000	3,237,465
6.150%	04/01/18	A1	4,000	4,575,000
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15	A3	2,000	2,014,524
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	A2	2,000	2,001,764
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	Baa2	2,000	1,979,086
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17(a)	Baa1	2,000	2,019,526
4.650%	12/09/21	A2	1,000	982,108
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	A3	2,000	2,282,894
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19	A2	1,000	1,144,269
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	A1	2,000	2,016,012
Intel Corp.,
Sr. Unsec’d. Notes
4.800%	10/01/41	A1	1,000	958,135
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17	Aa3	2,000	2,006,556
7.000%	10/30/25	Aa3	1,000	1,296,548
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41	Aaa	1,500	1,606,741
5.950%	08/15/37	Aaa	1,000	1,215,437
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	Aa3	3,000	3,145,422
6.000%	01/15/18	Aa3	3,000	3,444,960
Sr. Unsec’d. Notes, MTN
1.875%	03/20/15	A2	3,000	3,047,076
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18	A3	1,000	1,058,239
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	03/01/16	Baa2	2,000	2,105,372

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.125%	11/15/14	Baa2	1,800	$1,885,847
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	Baa2	1,000	1,127,204
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	2,000	2,276,872
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16	Baa1	1,000	1,030,440
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	A3	2,000	1,922,992
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	A2	3,000	2,894,985
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15	Baa3	2,000	2,066,448
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33	Aa3	3,000	3,816,513
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.400%	08/28/17(a)	Baa1	3,000	3,449,820
MetLife, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/16	A3	3,000	3,437,808
Microsoft Corp.,
Sr. Unsec’d. Notes
4.500%	10/01/40	Aaa	1,000	956,045
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	2,000	2,258,342
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	A2	3,000	3,281,049
Sub. Notes, MTN
4.100%	05/22/23(a)	Baa2	1,000	932,718
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	Baa2	2,000	2,267,928
News America, Inc.,
Gtd. Notes
6.200%	12/15/34	Baa1	2,000	2,165,376
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16	Baa1	3,000	3,315,528
Oracle Corp.,
Sr. Unsec’d. Notes
5.750%	04/15/18	A1	2,000	2,329,180
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	A3	3,000	2,743,899
PacifiCorp,
First Mortgage
2.950%	02/01/22	A2	3,000	2,933,166
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20(a)	Aa3	2,000	2,030,216

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	01/15/40	Aa3	1,000	$1,095,604
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15	A1	3,000	3,204,750
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/20/17	A2	2,000	2,006,408
2.500%	05/16/16	A2	2,200	2,284,293
3.875%	08/21/42	A2	1,000	847,656
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	A3	2,000	1,822,676
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42	A2	1,000	833,626
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	Baa1	2,000	2,383,540
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37	Aa3	2,000	2,326,972
Raytheon Co.,
Sr. Unsec’d. Notes
2.500%	12/15/22	A3	2,000	1,833,794
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22(a)	Baa3	2,000	1,952,166
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	A3	3,000	3,423,084
State Street Corp.,
Sub. Notes
3.100%	05/15/23	A2	2,000	1,865,442
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22	A2	2,000	1,952,704
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20	A3	2,000	1,896,976
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	Baa2	3,000	2,798,907
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20(a)	Baa2	3,000	3,263,862
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17	Aa3	2,000	1,971,348
Travelers Cos. Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	A2	2,000	2,190,766
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	04/15/23	Baa1	3,000	2,814,906
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21	Aa3	3,000	3,040,551

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	A2	1,000	$971,401
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.000%	02/15/18	A3	3,000	3,496,617
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21	A3	3,000	2,950,707
3.650%	09/14/18	Baa1	5,000	5,268,465
3.850%	11/01/42	Baa1	2,000	1,579,300
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	A3	1,900	2,234,305
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	A3	2,000	2,058,576
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	Aa2	2,000	2,482,502
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	A2	2,000	1,836,250
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.375%	02/15/17	Baa1	3,000	3,052,170
4.650%	01/15/43	Baa2	2,000	1,834,822
Wells Fargo & Co.,
Sr. Unsec’d. Notes
1.500%	07/01/15	A2	3,000	3,037,623
Sub. Notes
3.450%	02/13/23	A3	3,000	2,807,889
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	Baa1	2,000	1,963,134

				313,583,310

TOTAL CORPORATE BONDS (cost $429,836,457)				406,388,107

FOREIGN GOVERNMENT BONDS — 4.6%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2	3,500	3,758,125
5.625%	01/07/41	Baa2	1,700	1,695,750
5.875%	01/15/19	Baa2	2,500	2,828,750
6.000%	01/17/17	Baa2	1,700	1,901,450
7.125%	01/20/37	Baa2	1,900	2,232,500
7.875%	03/07/15	Baa2	600	655,500
8.250%	01/20/34	Baa2	1,800	2,344,500
8.750%	02/04/25	Baa2	1,200	1,636,800
8.875%	04/15/24	Baa2	2,000	2,725,000
11.000%	08/17/40	Baa2	900	1,052,100
Unsec’d. Notes
10.125%	05/15/27	Baa2	1,500	2,280,000
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
8.250%	01/15/15	Baa2	900	981,810

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	01/27/17	Baa3	1,200	$1,396,800
7.375%	03/18/19	Baa3	1,800	2,179,800
7.375%	09/18/37	Baa3	1,100	1,373,350
8.125%	05/21/24	Baa3	1,100	1,420,375
8.250%	12/22/14	Baa3	600	648,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.250%	04/27/17	Ba1	900	945,738
6.375%	03/24/21	Baa3	1,500	1,549,125
6.750%	11/05/19	Baa3	1,300	1,386,125
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15	Caa2	1,750	1,820,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.250%	01/29/20	Ba1	1,900	2,028,250
6.375%	03/29/21	Ba1	1,800	1,914,750
7.625%	03/29/41	Ba1	800	856,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.750%	04/25/22	Baa3	4,000	3,600,000
5.250%	01/17/42	Baa3	1,900	1,610,250
5.875%	03/13/20	Ba1	2,200	2,312,750
6.875%	03/09/17	Ba1	1,200	1,327,500
6.875%	01/17/18	Ba1	1,800	2,002,500
7.250%	04/20/15	Ba1	1,000	1,073,750
7.500%	01/15/16	Ba1	800	881,000
7.750%	01/17/38	Ba1	1,800	2,043,000
8.500%	10/12/35	Ba1	1,600	1,940,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1	3,000	2,976,000
5.125%	01/15/20	Baa1	3,100	3,454,950
5.625%	01/15/17	Baa1	2,700	3,013,200
5.750%	10/21/10	Baa1	1,600	1,504,000
6.050%	01/11/40	Baa1	2,600	2,843,100
6.625%	03/03/15	Baa1	1,600	1,726,400
11.375%	09/15/16	Baa1	900	1,167,750
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1	3,300	2,986,500
6.750%	09/27/34	Baa1	2,700	3,199,500
8.300%	08/15/31	Baa1	900	1,228,500
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.200%	01/30/20	Baa3	1,000	1,097,500
6.700%	01/26/36	Baa3	1,400	1,599,500
7.125%	01/29/26	Baa3	1,700	2,078,250
7.250%	03/15/15	Baa3	700	759,500
9.375%	04/01/29	Baa3	600	856,500
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa3	1,100	1,135,750
6.550%	03/14/37	Baa3	800	946,000
7.125%	03/30/19	Baa3	800	970,000
7.350%	07/21/25	Baa3	1,300	1,660,750
8.375%	05/03/16	Baa3	800	924,000
8.750%	11/21/33	Baa3	1,300	1,872,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.000%	01/15/21	Ba2	2,400	$2,490,000
5.000%	01/13/37(a)	Ba1	1,100	1,196,250
5.500%	03/30/26	Ba2	2,000	2,227,500
6.375%	10/23/34	Ba2	2,000	2,357,500
7.750%	01/14/31	Ba2	1,800	2,344,500
8.375%	06/17/19	Ba2	1,400	1,772,750
9.375%	01/18/17	Ba2	800	981,000
9.500%	02/02/30	Ba2	1,400	2,079,000
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3	2,600	2,684,500
6.125%	01/18/41	Baa3	1,500	1,635,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
6.750%	02/07/22	Baa3	2,400	2,736,480
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
3.625%	04/29/15	Baa1	2,400	2,493,600
4.500%	04/04/22(a)	Baa1	2,800	2,859,360
5.000%	04/29/20	Baa1	2,000	2,140,500
5.625%	04/04/42	Baa1	2,000	2,050,000
7.500%	03/31/30	Baa1	6,650	7,836,303
11.000%	07/24/18	Baa1	2,800	3,808,000
12.750%	06/24/28	Baa1	1,500	2,572,800
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1	1,000	970,000
5.500%	03/09/20	A3	1,200	1,288,500
5.875%	05/30/22	A3	600	648,000
6.250%	03/08/41	A3	700	733,250
6.875%	05/27/19	A3	1,700	1,952,875
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	Ba2	2,900	3,013,100
6.750%	04/03/18	Ba2	2,600	2,870,400
6.750%	05/30/40	Ba2	1,200	1,255,800
6.875%	03/17/36	Ba2	2,400	2,550,600
7.000%	06/05/20	Ba2	3,900	4,407,975
7.250%	03/15/15	Ba2	1,300	1,391,000
7.250%	03/05/38	Ba2	1,300	1,445,769
7.375%	02/05/25	Ba2	2,700	3,048,300
7.500%	07/14/17	Ba2	2,600	2,941,250
11.875%	01/15/30	Ba2	1,300	2,057,250
Unsec’d. Notes
6.000%	01/14/41	Ba2	1,800	1,737,450
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.500%	10/08/14	B2	4,600	4,600,000
9.250%	09/15/27	B2	8,000	6,500,000
9.375%	01/13/34	B2	8,000	6,320,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $215,150,479)				192,397,560

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corp.
1.000%	06/29/17(a)		20,000	19,954,020

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
1.375%	11/15/16(a)	23,000	$23,383,134

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,903,612)			43,337,154

U.S. TREASURY OBLIGATIONS — 12.3%
U.S. Treasury Bonds
3.125%	02/15/43	15,100	13,528,664
4.375%	05/15/41	17,000	19,220,625
4.500%	05/15/38	10,900	12,575,875
5.375%	02/15/31	6,000	7,651,872
6.875%	08/15/25	6,000	8,455,314
7.625%	11/15/22(a)	15,000	21,450,000
7.875%	02/15/21(k)	12,000	16,829,064
U.S. Treasury Notes
0.250%	09/30/14-03/31/15	35,400	35,426,395
0.375%	03/15/15-03/15/16	44,700	44,721,360
0.750%	02/28/18	22,000	21,573,750
0.875%	07/31/19	6,000	5,728,128
1.000%	09/30/16-06/30/19(k)	47,000	46,362,411
1.125%	03/31/20	19,000	18,104,929
1.375%	11/30/15	21,000	21,449,526
1.750%	07/31/15(a)	21,000	21,555,345
1.875%	10/31/17	20,000	20,625,000
2.000%	02/15/23	19,100	18,191,260
2.125%	11/30/14-08/31/20(a)	55,000	56,490,789
2.250%	07/31/18	13,900	14,495,087
2.750%	05/31/17(a)	18,000	19,192,500
3.000%	02/28/17	16,000	17,175,008
3.125%	05/15/19	10,000	10,835,160
4.125%	05/15/15	20,000	21,252,340
4.250%	08/15/15(k)	20,200	21,685,811

TOTAL U.S. TREASURY OBLIGATIONS (cost $529,426,563)			514,576,213

TOTAL LONG-TERM INVESTMENTS (cost $3,563,367,166)			3,603,777,443

		Shares
SHORT-TERM INVESTMENT — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $749,496,480; includes $186,086,971 of cash collateral for securities on loan)(b)(w)		749,496,480	749,496,480

TOTAL INVESTMENTS — 103.7% (cost $4,312,863,646)			4,353,273,923
Liabilities in excess of other assets(x) — (3.7)%			(155,415,664)

NET ASSETS — 100.0%			$4,197,858,259

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ASX	Australian Securities Exchange

CNX	CRISIL NSE Index

FTSE	Financial Times Stock Exchange

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NVDR	Non-voting Depositary Receipt

PRFC	Preference Shares

REIT	Real Estate Investment Trust

SGX	Singapore Exchange

SPI	Swiss Performance Index

STOXX	Stock Index of Eurozone

TOPIX	Tokyo Stock Price Index

TSX	Toronto Stock Exchange

UTS	Unit Trust Security

EUR	Euro

JPY	Japanese Yen

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $181,658,893; cash collateral of $186,086,971 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
305	2 Year U.S. Treasury Notes	Dec. 2013	$ 66,995,156	$ 67,181,016	$185,860
163	5 Year U.S. Treasury Notes	Dec. 2013	19,489,961	19,730,641	240,680
229	10 Year U.S. Treasury Notes	Dec. 2013	28,413,984	28,943,453	529,469
82	30 Year U.S. Ultra Treasury Bonds	Dec. 2013	11,477,438	11,651,688	174,250
99	ASX SPI 200 Index	Dec. 2013	12,144,916	12,059,486	(85,430)
1,256	Euro STOXX 50	Dec. 2013	49,553,681	48,919,397	(634,284)
431	FTSE 100 Index	Dec. 2013	46,027,060	44,861,818	(1,165,242)
394	German Midcap Stock Index	Dec. 2013	40,076,436	39,976,731	(99,705)
69	MSCI Taiwan Stock Index	Oct. 2013	1,994,790	1,980,990	(13,800)
239	S&P 500 Index	Dec. 2013	102,632,575	100,039,425	(2,593,150)
95	S&P/TSX 60 Index	Dec. 2013	13,609,627	13,474,589	(135,038)
400	SGX CNX Nifty Index	Oct. 2013	4,753,637	4,612,400	(141,237)
176	TOPIX Index	Dec. 2013	21,396,816	21,423,674	26,858

					(3,710,769)

Short Position:
1,100	Mini MSCI Emerging Markets Index	Dec. 2013	57,053,885	54,048,500	3,005,385

					$(705,384)

(1)	Cash of $6,597,351 and U.S. Treasury Securities with a market value of $27,385,160 have been segregated to cover requirement for open futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euro, Expiring 10/31/13	BNY Mellon	EUR	30,000	$40,462,503	$40,588,644	$(126,141)
Japanese Yen, Expiring 10/31/13	BNY Mellon	JPY	10,000,000	101,127,572	101,754,393	(626,821)

				$141,590,075	$142,343,037	$(752,962)

Total Return swap agreements outstanding at September 30, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Group	10/01/13	10,000	Receive fixed payments on the Dow-Jones-UBS Total Return Index and pay variable payments based on market fluctuations	$(70,176)	$41	$(70,217)

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$837,000	$—	$—
Australia	—	17,093,965	—
Austria	2,284,083	4,587,950	—
Belgium	—	7,464,218	—
Bermuda	16,699,263	—	—
Brazil	8,291,365	—	—
Canada	55,692,009	—	—
Cayman Islands	2,100,744	—	—
China	1,143,761	13,185,406	—
Colombia	1,490,535	—	—
Cyprus	—	803,710	—
Czech Republic	—	229,197	—
Denmark	1,784,230	25,663,077	—
Finland	1,480,235	11,255,612	—
France	9,353,384	111,659,230	—
Germany	3,149,069	97,496,778	—
Greece	—	1,599,643	—
Hong Kong	1,493,280	18,161,154	—
India	630,326	—	—
Indonesia	—	2,575,756	—
Ireland	4,096,833	11,662,069	—
Israel	—	1,125,464	—
Italy	232	18,999,136	—
Japan	—	125,583,099	—
Malaysia	—	1,448,285	—
Mexico	3,527,219	—	—
Netherlands	8,566,982	52,184,986	—
Norway	666,171	10,321,928	—
Panama	1,381,015	—	—
Peru	323,205	—	—
Philippines	—	395,414	—
Poland	199,376	706,679	—
Puerto Rico	145,131	—	—
Russia	7,880,326	—	—
Singapore	—	2,496,482	—
South Africa	721,404	6,120,044	—
South Korea	3,112,883	5,675,336	—
Spain	—	25,210,573	—
Sweden	2,644,169	47,345,404	—
Switzerland	9,105,931	49,905,553	—
Taiwan	763,066	8,769,747	—
Thailand	1,933,720	1,120,026	—
Turkey	—	932,857	—
United Kingdom	2,250,304	169,395,529	—
United States	1,419,679,181	—	—
Preferred Stocks:
Brazil	4,489,293	—	—
Germany	—	12,662,581	—
South Korea	1,082,900	3,620,734	—
Rights:
United Kingdom	622,162	—	—
Corporate Bonds	—	406,388,107	—
Foreign Government Bonds	—	192,397,560	—

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
U.S. Government Agency Obligations	$—	$43,337,154	$—
U.S. Treasury Obligations	—	514,576,213	—
Affiliated Money Market Mutual Fund	749,496,480	—	—
Other Financial Instruments*
Futures	(705,384)	—	—
Foreign Forward Currency Contracts	—	(752,962)	—
Total Return Swap	—	(70,217)	—

Total	$2,328,411,883	$2,023,333,477	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (4.4% represents investments purchased with collateral from securities on loan)	17.9%
U.S. Treasury Obligations	12.3
Banks	7.3
Oil & Gas	6.7
Pharmaceuticals	5.0
Foreign Government Bonds	4.6
Telecommunications	3.9
Retail	3.2
Insurance	3.2
Software	2.7
Computers	2.3
Semiconductors	2.1
Chemicals	2.1
Electric	2.0
Diversified Financial Services	1.8
Food	1.7
Aerospace & Defense	1.5
Media	1.5
Metals & Mining	1.4
Biotechnology	1.2
Transportation	1.2
Machinery	1.2
Diversified Manufacturing	1.1
Beverages	1.1
Healthcare Products	1.1
U.S. Government Agency Obligations	1.0
Auto Manufacturers	1.0
Commercial Services	1.0
Tobacco	0.9
Healthcare Services	0.7
Auto Parts & Equipment	0.6

Distribution/Wholesale	0.6%
Electronic Components & Equipment	0.6
Cosmetics & Toiletries	0.5
Internet	0.5
Electronics	0.5
Pipelines	0.4
Airlines	0.4
Household Products	0.3
Entertainment	0.3
Paper & Forest Products	0.3
Real Estate	0.3
Apparel	0.3
Real Estate Investment Trusts	0.3
Building Materials	0.3
Construction & Engineering	0.3
Lodging	0.2
Manufacturing	0.2
Toys	0.2
Home Builders	0.2
Home Furnishings	0.2
Healthcare Providers & Services	0.2
Holding Companies	0.2
Advertising	0.2
Internet Services	0.1
Forest Products & Paper	0.1
Hand/Machine Tools	0.1
Agriculture	0.1
Leisure	0.1
Environmental Control	0.1
Consumer Products	0.1
Finance	0.1
Investment Companies	0.1

103.7
Liabilities in excess of other assets	(3.7)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Equity contracts.	$(1,283,698)
Foreign exchange contracts	(752,962)
Interest rate contracts	1,130,259

Total	$(906,401)

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 76.3%
COMMON STOCKS — 25.0%
Australia — 0.8%
Adelaide Brighton Ltd.	144,321	$496,936
Ausdrill Ltd.	85,203	124,607
Ausenco Ltd.	25,442	38,697
Austin Engineering Ltd.	7,296	22,875
AWE Ltd.*	85,043	98,147
BHP Billiton Ltd.	29,599	984,836
Brambles Ltd.	665,975	5,663,352
BWP Trust, REIT	69,379	147,693
Cabcharge Australia Ltd.(a)	49,976	172,424
Cape Lambert Resources Ltd.*	212,880	25,923
Cardno Ltd.(a)	47,923	277,935
Coca-Cola Amatil Ltd.	147,436	1,688,460
Codan Ltd.(a)	75,678	136,653
Collection House Ltd.	113,056	195,419
Credit Corp. Group Ltd.	18,417	164,176
Decmil Group Ltd.(a)	86,190	181,150
Downer EDI Ltd.	39,031	163,833
DWS Ltd.	20,894	29,866
Emeco Holdings Ltd.	322,936	71,022
Fleetwood Corp. Ltd.(a)	24,599	82,711
Forge Group Ltd.	43,380	212,627
Grange Resources Ltd.	518,481	91,962
GUD Holdings Ltd.(a)	27,715	157,201
iiNET Ltd.	55,668	319,488
Imdex Ltd.	111,608	91,743
JB Hi-Fi Ltd.	18,601	363,658
Kingsgate Consolidated Ltd.(a)	116,411	186,343
Leighton Holdings Ltd.	34,075	612,565
Macmahon Holdings Ltd.*	206,784	23,171
Macquarie Group Ltd.	117,593	5,268,297
MaxiTRANS Industries Ltd.	40,027	49,467
Medusa Mining Ltd.*	68,425	143,667
Mineral Resources Ltd.	76,873	783,217
Monadelphous Group Ltd.(a)	36,202	649,229
Mount Gibson Iron Ltd.	471,008	324,314
Myer Holdings Ltd.	103,027	251,061
Newcrest Mining Ltd.	191,345	2,104,417
Northern Star Resources Ltd.	99,557	79,247
NRW Holdings Ltd.	77,988	105,886
OrotonGroup Ltd.	7,132	39,122
OZ Minerals Ltd.	59,140	245,327
PanAust Ltd.	105,023	207,860
Programmed Maintenance Services Ltd.	54,249	142,210
QBE Insurance Group Ltd.	197,224	2,700,937
Ramelius Resources Ltd.*	286,977	42,023
RCR Tomlinson Ltd.	69,790	233,474
Resolute Mining Ltd.	195,298	118,630
Sedgman Ltd.	121,312	85,967
Seven Group Holdings Ltd.	33,286	254,059
Skilled Group Ltd.	75,930	247,388
SMS Management & Technology Ltd.	14,283	60,583
St. Barbara Ltd.*	226,155	118,889
Tap Oil Ltd.*	66,974	36,238
Telstra Corp. Ltd.	391,895	1,818,464
Thorn Group Ltd.	50,947	110,204
Troy Resources Ltd.*(a)	92,658	131,339
WAM Capital Ltd.	23,424	42,085
Woolworths Ltd.	46,364	1,515,086

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
WorleyParsons Ltd.	38,930	$885,028

		31,619,188

Austria — 0.1%
EVN AG	8,087	123,518
IMMOFINANZ AG	28,855	125,968
Mayr Melnhof Karton AG	2,196	237,075
Oesterreichische Post AG	16,594	753,273
OMV AG	38,835	1,917,642
Raiffeisen Bank International AG	22,208	726,993
Verbund AG	26,363	596,524
Voestalpine AG	10,816	517,072

		4,998,065

Belgium — 0.1%
Ageas	17,825	722,292
Arseus NV	7,210	204,702
Barco NV	2,001	158,274
Belgacom SA(a)	58,071	1,544,514
Delhaize Group SA	15,743	992,182
EVS Broadcast Equipment SA	3,121	201,331
Gimv NV	7,395	364,993
Mobistar SA	22,122	376,033
RHJ International*	18,704	98,178
Sofina SA	1,393	136,982

		4,799,481

Bermuda — 0.2%
Hongkong Land Holdings Ltd.	726,000	4,769,820
Invesco Ltd.	87,028	2,776,193
Marvell Technology Group Ltd.	201,094	2,312,581

		9,858,594

Brazil — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	45,600	454,176
Cia Energetica de Minas Gerais, ADR	42,941	371,010
Cia Paranaense de Energia, ADR(a)	11,600	161,936
Eternit SA	19,500	83,761
Helbor Empreendimentos SA	11,800	49,515
MRV Engenharia e Participacoes SA	7,000	28,521
Santos Brasil Participacoes SA, UTS	24,200	283,569
Telefonica Brasil SA, ADR	54,000	1,211,760
Tractebel Energia SA	28,193	469,396
Vale SA	26,900	416,918

		3,530,562

Cambodia
NagaCorp.Ltd.	466,000	393,174

Canada — 1.2%
Agrium, Inc.	6,000	504,267
Allied Properties Real Estate Investment Trust, REIT	14,800	466,393
Amerigo Resources Ltd.	61,000	23,688
Artis Real Estate Investment Trust, REIT	24,000	331,091
Atco Ltd. (Class I Stock)	7,600	329,735
Barrick Gold Corp.	174,794	3,254,744
BCE, Inc.	13,600	581,207
Blackberry Ltd.*(a)	61,200	481,258
Canadian Natural Resources Ltd.	94,210	2,960,611
Canadian Oil Sands Ltd.	80,000	1,550,216
Canadian Pacific Railway Ltd.	28,157	3,474,077

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Capstone Mining Corp.*	56,600	$136,273
Cominar Real Estate Investment Trust, REIT	27,100	506,456
Corus Entertainment, Inc. (Class B Stock)	16,400	394,218
Empire Co. Ltd. (Class A Stock)	2,200	158,841
Ensign Energy Services, Inc.	48,600	832,294
Evertz Technologies Ltd.	9,500	147,566
Genworth MI Canada, Inc.	33,100	930,932
Gluskin Sheff + Associates, Inc.	2,600	47,908
Goldcorp, Inc.	109,207	2,841,365
HudBay Minerals, Inc.	15,400	126,035
Husky Energy, Inc.	15,300	439,965
IAMGOLD Corp.	88,500	422,717
IGM Financial, Inc.	15,300	713,866
Lightstream Resources Ltd.	10,498	75,623
Magna International, Inc.	17,200	1,418,514
Manulife Financial Corp.	163,389	2,702,926
Metro, Inc.	10,100	631,759
Morguard Corp.	1,200	129,885
Morguard Real Estate Investment Trust, REIT	5,500	87,355
Nevsun Resources Ltd.	50,100	159,534
Pan American Silver Corp.	16,100	170,058
Parkland Fuel Corp.	21,300	376,557
Power Financial Corp.	22,300	693,864
RioCan Real Estate Investment Trust, REIT	9,200	217,038
Rogers Communications, Inc. (Class B Stock)	24,500	1,053,449
San Gold Corp.*	188,000	32,853
Savanna Energy Services Corp.	15,200	112,297
Shaw Communications, Inc. (Class B Stock)	9,300	215,966
Suncor Energy, Inc.	308,488	11,030,156
Teck Resources Ltd. (Class B Stock)	30,400	816,923
Toronto-Dominion Bank (The)	67,784	6,102,896
Transcontinental, Inc. (Class A Stock)	33,900	485,108
TransGlobe Energy Corp.*	5,600	43,928

		48,212,412

Chile
Administradora de Fondos de Pensiones Habitat SA	94,134	154,199

China — 0.2%
361 Degrees International Ltd.	478,000	117,869
Anta Sports Products Ltd.	312,000	402,352
Baoye Group Co. Ltd. (Class H Stock)	296,000	196,929
Centron Telecom International Holdings Ltd.*	278,000	30,822
Changshoushou Food Co. Ltd.	162,000	160,303
Changyou.com Ltd., ADR*	6,200	220,224
Chaowei Power Holdings Ltd.	332,000	135,748
China BlueChemical Ltd. (Class H Stock)	576,000	339,938
China Lilang Ltd.	165,000	97,552
China Lumena New Materials Corp.	1,360,000	265,099
China Minzhong Food Corp. Ltd.*	322,000	288,633
China Petroleum & Chemical Corp. (Class H Stock)	968,800	759,414
China Properties Group Ltd.*	112,000	29,857
China Sanjiang Fine Chemicals Co. Ltd.	474,000	199,542
China Shanshui Cement Group Ltd.	171,000	66,027
China Shenhua Energy Co. Ltd. (Class H Stock)	257,500	785,949

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China South City Holdings Ltd.	786,000	$251,586
China Taifeng Beddings Holdings Ltd.	242,000	51,205
China Tontine Wines Group Ltd.*	2,490,000	104,502
CNOOC Ltd. (Class H Stock)	539,000	1,091,949
Dongyue Group (Class H Stock)	530,000	257,821
Giant Interactive Group, Inc., ADR	76,300	695,856
Harbin Power Equipment Co. Ltd. (Class H Stock)	112,000	69,125
Jiangsu Expressway Co. Ltd. (Class H Stock)	348,000	410,552
Minth Group Ltd.	264,000	526,232
Peak Sport Products Co. Ltd.	416,000	99,835
Powerlong Real Estate Holdings Ltd.	533,000	106,134
Qingling Motors Co. Ltd. (Class H Stock)	298,000	87,710
Shengli Oil & Gas Pipe Holdings Ltd.	468,000	25,018
Shui On Land Ltd.	268,500	86,486
SinoMedia Holding Ltd.	246,000	213,966
Sino-Ocean Land Holdings Ltd.	301,175	177,162
Sinoref Holdings Ltd.*	496,000	33,967
Tonly Electronics Holdings Ltd.	13,200	8,510
Xingda International Holdings Ltd.	181,000	85,016
Xinhua Winshare Publishing and Media Co. Ltd. (Class H Stock)	109,000	60,004
XTEP International Holdings	403,000	189,910
Yangzijiang Shipbuilding Holdings Ltd.	882,000	770,659
Zijin Mining Group Co. Ltd. (Class H Stock)	716,000	172,575
Zoomlion Heavy Industry Science and Technology Co. Ltd. (Class H Stock)	195,400	169,726

		9,841,764

Cyprus
Globaltrans Investment PLC, GDR	24,070	349,376

Czech Republic
CEZ A/S	24,091	622,838
Telefonica Czech Republic A/S	19,017	301,972

		924,810

Denmark — 0.1%
AP Moller-Maersk A/S (Class B Stock)	206	1,889,675
FLSmidth & Co. A/S(a)	4,108	221,256
H. Lundbeck A/S	49,459	1,078,336

		3,189,267

Egypt
Centamin PLC*	351,494	252,522

Finland — 0.2%
Elisa OYJ	47,088	1,124,425
Metso OYJ	13,315	523,277
Nokian Renkaat OYJ	24,769	1,259,314
Orion OYJ (Class B Stock)	66,470	1,677,269
Outokumpu OYJ*	40,753	27,425
Sampo OYJ (Class A Stock)	36,710	1,579,134
Sponda OYJ	24,042	124,334
Stora Enso Oyj (Class R Stock)	65,541	555,776
Technopolis OYJ	9,954	65,637
Tieto OYJ	14,252	304,270
UPM-Kymmene OYJ	46,943	649,513

		7,890,374

France — 2.3%
Alstom SA	39,950	1,421,833
Altamir	5,758	75,950

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Alten SA	7,543	$322,766
ANF Immobilier, REIT	2,227	65,227
April	5,381	113,563
Arkema SA	49,396	5,504,484
AXA SA	30,913	717,455
BNP Paribas SA	142,264	9,623,377
Boiron SA	908	59,442
Bouygues SA	31,759	1,162,520
Casino Guichard Perrachon SA	2,218	228,634
Cie de St-Gobain	81,129	4,026,630
Cie Generale des Etablissements Michelin (Class B Stock)	23,473	2,603,198
Ciments Francais SA	722	49,776
CNP Assurances SA	92,959	1,675,247
Credit Agricole SA*	54,083	596,356
Danone SA	6,326	476,308
Eiffage SA	7,128	391,035
Essilor International SA	35,559	3,824,381
Esso SA Francaise	714	45,157
Euler Hermes SA	7,305	892,100
Eutelsat Communications SA	34,494	1,090,213
FFP*	1,026	61,477
GDF Suez	36,513	915,227
Imerys SA	2,846	198,712
Ipsen SA	7,083	272,347
Kering	24,150	5,412,055
L’Oreal SA	34,217	5,873,262
Metropole Television SA	35,260	756,307
Natixis	87,252	417,789
Neopost SA(a)	6,845	498,436
Plastic Omnium SA	47,883	1,211,402
Renault SA	37,125	2,960,705
Rexel SA	23,984	610,202
Safran SA	119,806	7,378,928
Sanofi	114,836	11,630,237
Schneider Electric SA	94,889	8,029,287
SCOR SE	5,907	195,763
SEB SA	12,006	1,052,852
Societe Generale SA	43,276	2,155,978
Solocal Group*	30,739	70,691
Teleperformance(a)	4,625	223,624
Tessi SA	410	51,277
Thales SA	16,193	890,179
Total SA	37,617	2,180,389
UBISOFT Entertainment*	15,517	239,914
Valeo SA	15,123	1,290,819
Vinci SA	37,970	2,210,479

		91,753,990

Gabon
Total Gabon	73	46,682

Germany — 1.7%
Adidas AG	54,439	5,905,093
Allianz SE	21,166	3,330,015
Axel Springer AG	17,631	983,224
Balda AG	22,436	150,252
BASF SE	22,638	2,170,993
Bijou Brigitte AG	694	70,369
Cewe Color Holding AG	3,188	162,635
Commerzbank AG*	35,334	406,934
Continental AG	11,793	1,999,216

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
CropEnergies AG	6,074	$51,382
Daimler AG	79,734	6,216,861
Deutsche Bank AG	195,637	8,979,987
Drillisch AG	19,686	474,390
GEA Group AG	165,566	6,804,656
Generali Deutschland Holding AG	5,345	814,932
Gerresheimer AG	10,687	639,817
Grammer AG	1,474	56,351
Hannover Rueckversicherung AG	22,510	1,654,176
HeidelbergCement AG	89,388	6,907,018
Infineon Technologies AG	610,178	6,115,397
K+S AG(a)	40,146	1,037,824
Merck KGaA	18,237	2,846,478
Muenchener Rueckversicherungs AG	7,341	1,435,032
OSRAM Licht AG*	177	8,309
RWE AG	31,508	1,072,045
Siemens AG	1,774	213,941
Software AG	14,308	509,322
Suedzucker AG	62,466	1,839,304
Symrise AG	135,441	5,999,498
Wincor Nixdorf AG	3,428	213,900

		69,069,351

Greece
Eurobank Properties Real Estate Investment Co., REIT*	5,188	52,148
JUMBO SA*	13,797	172,028
Metka SA	16,508	276,052
OPAP SA	91,116	1,017,197
Piraeus Bank SA*	131,535	223,338

		1,740,763

Hong Kong — 0.8%
AIA Group Ltd.	1,704,400	8,020,174
Allied Properties HK Ltd.	354,000	54,782
Asian Citrus Holdings Ltd.	568,376	195,149
Bosideng International Holdings Ltd.	1,012,000	244,148
C C Land Holdings Ltd.	208,000	55,896
Champion, REIT	482,000	219,663
Cheung Kong Holdings Ltd.	30,000	456,699
China Mobile Ltd.	58,500	658,251
China Ocean Resources Co. Ltd.*	24,830	89,762
China Travel International Investment Hong Kong Ltd.	652,000	127,882
Coastal Greenland Ltd.*	1,454,000	77,881
CSI Properties Ltd.	4,390,000	169,758
CST Mining Group Ltd.*	5,000,000	53,544
Dah Sing Banking Group Ltd.	282,800	503,931
Dah Sing Financial Holdings Ltd.	62,000	357,762
Dan Form Holdings Co. Ltd.	367,000	40,673
Dickson Concepts International Ltd.	63,500	38,235
Dorsett Hospitality International Ltd.	532,000	115,351
Emperor International Holdings	736,000	207,841
Far East Consortium International Ltd.	527,000	166,959
First Pacific Co. Ltd.	998,000	1,103,091
Giordano International Ltd.	218,000	198,938
Great Eagle Holdings Ltd.	60,097	214,887
Henderson Land Development Co. Ltd.	77,000	475,102
HKR International Ltd.	76,000	37,113
Hong Kong Television Network Ltd.	199,000	61,850
Hongkong & Shanghai Hotels (The)	84,500	127,768

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Hopewell Holdings Ltd.	153,000	$512,552
Hua Han Bio-Pharmaceutical Holdings Ltd.	236,000	57,877
Huabao International Holdings Ltd.	566,000	237,931
Hutchison Telecommunications Hong Kong Holdings Ltd.	970,000	420,283
Hysan Development Co. Ltd.	111,000	495,557
Jardine Strategic Holdings Ltd.	185,000	6,262,250
K Wah International Holdings Ltd.	221,000	119,380
Kerry Properties Ltd.	148,500	634,297
Kowloon Development Co. Ltd.	113,000	139,936
Lai Fung Holdings Ltd.	2,823,000	69,846
Lai Sun Development*	2,336,000	68,711
Lai Sun Garment International Ltd.*	227,000	43,317
Lee & Man Chemical Co. Ltd.	58,000	28,417
Loudong General Nice Resources China Holdings Ltd.*	573,000	36,940
Luen Thai Holdings Ltd.	320,000	121,896
New World Development Ltd.	227,000	341,158
Pacific Textile Holdings Ltd.	200,000	247,038
Pico Far East Holdings Ltd.	372,000	121,827
Ports Design Ltd.	169,000	118,915
Real Nutriceutical Group Ltd.	808,000	206,639
Regent Manner International Holdings Ltd.	449,000	81,737
REXLot Holdings Ltd.	2,475,000	194,658
Samson Holding Ltd.	363,000	47,741
Silver Grant International	432,000	59,620
Singamas Container Holdings Ltd.	434,000	106,489
Sino Land Co. Ltd.	266,000	391,894
Sinolink Worldwide Holdings Ltd.*	1,010,000	88,664
SmarTone Telecommunications Holdings Ltd.	197,500	261,775
Soundwill Holdings Ltd.	56,000	101,891
Sun Hung Kai Properties Ltd.	69,000	939,151
SUNeVision Holdings Ltd.	925,000	271,232
Sunlight Real Estate Investment Trust, REIT	513,000	200,865
Swire Pacific Ltd. (Class A Stock)	35,000	419,843
Swire Properties Ltd.	204,600	574,497
TCL Multimedia Technology Holdings Ltd.	132,000	62,968
Television Broadcasts Ltd.	88,000	555,178
Tianneng Power International Ltd.	290,000	112,977
Tibet 5100 Water Resources Holdings Ltd.	532,000	203,207
VTech Holdings Ltd.	50,700	654,980
Wharf Holdings Ltd. (The)	109,000	944,471
Wheelock & Co. Ltd.	162,000	859,395
YGM Trading Ltd.	14,000	30,249

		31,521,339

Hungary
OTP Bank PLC	11,419	226,183

India
Eros International PLC*	20,188	80,072

Indonesia — 0.1%
Indo Tambangraya Megah Tbk PT	157,500	357,711
Perusahaan Gas Negara Persero Tbk PT	2,424,000	1,089,087
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,590,000	284,053
Telekomunikasi Indonesia Persero Tbk PT	4,137,000	751,625

		2,482,476

	Shares	Value
COMMON STOCKS (Continued)
Ireland — 0.2%
Bank of Ireland*	640,245	$181,616
Covidien PLC	5,718	348,455
Eaton Corp. PLC	2,202	151,586
Shire PLC	178,396	7,136,714

		7,818,371

Israel — 0.4%
Babylon Ltd.	11,989	99,683
Bank Hapoalim BM	261,166	1,321,549
Bank Leumi Le-Israel BM*	345,836	1,285,930
Bezeq Israeli Telecommunication Corp. Ltd. (The)	665,601	1,223,903
Check Point Software Technologies Ltd.*(a)	104,845	5,930,033
First International Bank of Israel Ltd.	16,995	279,008
Israel Chemicals Ltd.	119,005	1,004,918
Israel Discount Bank Ltd. (Class A Stock)*	382,246	689,055
Ituran Location and Control Ltd.	14,157	263,969
Matrix IT Ltd.	11,691	66,539
Mizrahi Tefahot Bank Ltd.	35,358	389,307
Teva Pharmaceutical Industries Ltd., ADR	84,319	3,185,572
Union Bank of Israel*	10,655	47,687

		15,787,153

Italy — 0.5%
A2A SpA	476,839	466,114
Astaldi SpA	16,886	138,439
ASTM SpA	34,786	428,654
Atlantia SpA	73,833	1,503,453
Banca Carige SpA*	161,526	103,659
Banca Monte dei Paschi di Siena SpA*(a)	755,281	209,937
Banca Piccolo Credito Valtellinese Scarl*	58,619	71,829
Banca Popolare dell’Emilia Romagna Scrl*	42,957	309,008
Banca Popolare di Milano Scarl*	269,302	152,414
Banco Popolare Scarl*	120,802	179,924
Beni Stabili SpA	102,405	63,665
Cairo Communication SpA	12,831	67,351
Credito Emiliano SpA	49,902	304,286
Danieli & C Officine Meccaniche SpA(a)	10,005	288,510
Enel SpA	430,948	1,654,733
Eni SpA	83,473	1,918,893
Gtech SpA	24,886	712,083
Industria Macchine Automatiche SpA	8,473	248,053
Intesa Sanpaolo SpA	445,655	921,851
Iren SpA	52,981	64,687
Italcementi SpA	10,845	82,837
Mediobanca SpA	122,057	852,764
Recordati SpA	100,457	1,209,054
Societa Cattolica di Assicurazioni Scrl	7,733	172,458
Societa Iniziative Autostradali e Servizi SpA	75,888	746,375
Telecom Italia SpA	4,447,792	3,659,593
UniCredit SpA	235,229	1,502,132
Unione di Banche Italiane SCPA	56,636	286,971

		18,319,727

Japan — 4.1%
Aeon Delight Co. Ltd.	16,400	315,448
Ain Pharmaciez, Inc.	3,200	135,579
Aisan Industry Co. Ltd.	12,700	126,330
Aisin Seiki Co. Ltd.	15,600	668,789
Alpen Co. Ltd.	8,300	172,279
Alpine Electronics, Inc.	10,400	113,379

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Amano Corp.	4,200	$43,572
Amuse, Inc.	3,300	67,557
Anest Iwata Corp.	10,000	50,477
AOKI Holdings, Inc.	7,100	250,275
Aoyama Trading Co. Ltd.	13,500	368,818
Arisawa Manufacturing Co. Ltd.	7,900	50,865
Artnature, Inc.	2,400	50,163
Asahi Broadcasting Corp.	14,300	105,673
Asahi Glass Co. Ltd.	50,000	310,659
Asax Co. Ltd.	3,300	56,727
Astellas Pharma, Inc.	125,100	6,390,109
Atsugi Co. Ltd.	74,000	85,345
Awa Bank Ltd. (The)	18,000	97,510
Axell Corp.	2,800	55,347
Azbil Corp.	9,100	211,698
Bank of Kochi Ltd. (The)	66,000	77,544
Bank of Yokohama Ltd. (The)	92,000	527,629
Best Bridal, Inc.(a)	30,600	228,927
BML, Inc.	9,400	307,964
CAC Corp.	4,300	38,268
Canon Electronics, Inc.	11,100	204,744
Canon Marketing Japan, Inc.	10,100	134,460
Canon, Inc.	26,000	832,503
Central Japan Railway Co.	1,900	243,874
Chiba Bank Ltd. (The)	59,000	432,084
Chiba Kogyo Bank Ltd. (The)*	5,500	44,135
Chiyoda Co. Ltd.	7,600	161,832
Chiyoda Integre Co. Ltd.	3,600	50,172
Chofu Seisakusho Co. Ltd.	2,700	61,882
Chori Co. Ltd.	8,000	90,968
Chudenko Corp.	11,000	153,774
Chugoku Bank Ltd. (The)	18,000	253,553
Chugoku Marine Paints Ltd.	14,000	87,171
Cleanup Corp.	7,400	65,102
CMIC Holdings Co. Ltd.	4,600	63,021
Cocokara Fine, Inc.	7,800	248,331
Corona Corp.	11,200	125,976
Dai Nippon Printing Co. Ltd.	17,000	180,238
Daido Metal Co. Ltd.	11,000	113,617
Daihatsu Diesel Manufacturing Co. Ltd.	19,000	88,847
Daihatsu Motor Co. Ltd.	94,000	1,826,758
Daiichi Jitsugyo Co. Ltd.	12,000	52,791
Dai-ichi Seiko Co. Ltd.	3,000	42,327
Daiichikosho Co. Ltd.	18,900	515,896
Daikoku Denki Co. Ltd.	4,100	88,827
Dainichi Co. Ltd.	6,700	59,853
Daishi Bank Ltd. (The)	67,000	242,113
Daiwa Industries Ltd.	34,000	214,583
Danto Holdings Corp.*	34,000	44,295
Dena Co. Ltd.(a)	17,100	348,059
Denki Kogyo Co. Ltd.	7,000	44,712
Denyo Co. Ltd.	5,800	72,704
Doshisha Co. Ltd.	12,400	177,470
Doutor Nichires Holdings Co. Ltd.	10,800	189,556
Dr. Ci:Labo Co. Ltd.	104	309,576
DTS Corp.	4,900	77,757
Duskin Co. Ltd.	16,700	334,627
East Japan Railway Co.	73,300	6,317,342
Eidai Co. Ltd.	1,000	5,168
Eighteenth Bank Ltd. (The)	43,000	101,800
Eizo Corp.	2,700	69,863

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Elecom Co. Ltd.	3,400	$46,563
Elematec Corp.	2,500	34,375
ESPEC Corp.	5,800	45,492
Exedy Corp.	13,300	327,707
FamilyMart Co. Ltd.	14,000	606,389
FANUC Corp.	35,900	5,949,602
FCC Co. Ltd.	11,600	268,255
Fields Corp.	8,900	147,130
First Juken Co. Ltd.	4,700	74,414
FJ Next Co. Ltd.	14,400	92,971
Fuji Electronics Co. Ltd.	4,600	60,640
Fuji Kosan Co. Ltd.	8,900	53,740
FUJIFILM Holdings Corp.	44,100	1,062,804
Fujikura Kasei Co. Ltd.	8,100	42,318
Fujishoji Co. Ltd.	10,700	134,424
Fujitsu General Ltd.	35,000	403,412
Fukuda Denshi Co. Ltd.	4,000	169,386
Fukuoka Financial Group, Inc.	32,000	144,896
Fukushima Industries Corp.	13,200	207,120
Funai Electric Co. Ltd.	6,800	73,491
Futaba Corp.	9,200	118,026
Fuyo General Lease Co. Ltd.	4,800	180,781
Gendai Agency, Inc.	9,600	57,892
Geo Holdings Corp.	5,900	55,157
Gree, Inc.(a)	21,600	168,106
Gunma Bank Ltd. (The)	53,000	311,040
Gurunavi, Inc.	5,500	99,947
Hachijuni Bank Ltd. (The)	96,000	597,596
Hakuto Co. Ltd.	3,200	30,910
Heiwa Corp.	20,300	353,312
Hibiya Engineering Ltd.	4,000	48,614
Hiday Hidaka Corp.	8,200	182,218
Higashi-Nippon Bank Ltd. (The)	20,000	47,577
Higo Bank Ltd. (The)	71,000	416,823
HI-LEX Corp.	7,100	156,286
Hirano Tecseed Co. Ltd.	4,800	50,593
Hitachi Ltd.	966,000	6,400,954
Hogy Medical Co. Ltd.	1,200	66,562
Hokkoku Bank Ltd. (The)	30,000	114,156
Honeys Co. Ltd.	5,970	65,155
Hoya Corp.	18,000	425,785
Hyakugo Bank Ltd. (The)	50,000	206,390
Hyakujushi Bank Ltd. (The)	50,000	199,147
Ichirokudo Co. Ltd.	7,500	38,638
Imasen Electric Industrial	2,000	28,893
Inabata & Co. Ltd.	5,100	49,182
Ines Corp.	9,100	56,429
Infocom Corp.	7,400	66,679
Information Services International-Dentsu Ltd.	5,900	63,883
INPEX Corp.	160,800	1,900,431
IT Holdings Corp.	12,400	156,956
ITOCHU Corp.	84,900	1,045,899
Itochu-Shokuhin Co. Ltd.	1,200	40,073
Iwatsu Electric Co. Ltd.	50,000	53,216
Iyo Bank Ltd. (The)	29,000	304,516
Japan Digital Laboratory Co. Ltd.	12,900	153,430
Japan Foundation Engineering Co. Ltd.	15,500	67,101
Japan Petroleum Exploration Co.	17,100	736,698
J-COM Holdings Co. Ltd.	8,700	74,552
Jidosha Buhin Kogyo Co. Ltd.	10,000	52,943

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Juroku Bank Ltd. (The)	67,000	$264,228
JVC Kenwood Corp.	26,600	51,074
Kagoshima Bank Ltd. (The)	79,000	539,915
Kaken Pharmaceutical Co. Ltd.	6,000	91,027
Kamei Corp.	8,000	60,856
Kamigumi Co. Ltd.	72,000	612,969
Kandenko Co. Ltd.	51,000	308,335
Kaneka Corp.	58,000	379,433
Kanematsu Electronics Ltd.	6,000	78,160
Kanto Natural Gas Development Ltd.	6,000	46,260
Kato Sangyo Co. Ltd.	9,500	203,666
Kawagishi Bridge Works Co. Ltd.	9,000	33,589
KDDI Corp.	4,600	236,394
Keihin Corp.	15,700	253,705
Keiyo Bank Ltd. (The)	33,000	173,981
Kenko Mayonnaise Co. Ltd.	5,500	50,026
Kinden Corp.	50,000	539,591
Kinki Sharyo Co. Ltd.	19,000	63,940
Komatsu Wall Industry Co. Ltd.	2,700	52,285
Konica Minolta, Inc.	68,500	577,030
Konishi Co. Ltd.	13,400	259,387
Kuroda Electric Co. Ltd.	9,500	127,153
KYORIN Holdings, Inc.	8,000	171,063
Kyowa Exeo Corp.	26,000	306,476
LEC, Inc.	4,900	63,003
Lonseal Corp.*	46,000	59,198
Macnica, Inc.	1,800	47,979
Maeda Road Construction Co. Ltd.	34,000	564,269
Mamiya-Op Co. Ltd.	44,000	85,746
Mars Engineering Corp.	3,600	69,559
Marubeni Corp.	113,000	893,650
Maruka Machinery Co. Ltd.	5,300	81,899
Matsuda Sangyo Co. Ltd.	10,600	151,713
Matsumotokiyoshi Holdings Co. Ltd.	12,500	404,243
Medipal Holdings Corp.	52,000	642,414
Megachips Corp.	4,500	71,977
Meitec Corp.	6,400	184,686
MID Reit, Inc.	28	66,179
Ministop Co. Ltd.	6,400	99,820
Miraca Holdings, Inc.	14,000	625,690
Miraial Co. Ltd.	2,000	32,407
Mitani Corp.	5,200	101,683
Mitsubishi Chemical Holdings Corp.	20,000	93,715
Mitsubishi Corp.	27,600	560,385
Mitsubishi Shokuhin Co. Ltd.	5,100	140,024
Mitsubishi UFJ Financial Group, Inc.	242,400	1,554,840
Mitsuboshi Belting Co. Ltd.	7,000	37,156
Mitsui & Co. Ltd.	60,700	885,124
Mitsui Knowledge Industry Co. Ltd.	25,400	40,459
Mitsui Matsushima Co. Ltd.	102,000	171,348
Mitsui Mining & Smelting Co. Ltd.	79,000	230,346
Mitsui Sugar Co. Ltd.	24,000	75,616
Mixi, Inc.(a)	5,400	66,257
Miyazaki Bank Ltd. (The)	11,000	33,782
Mochida Pharmaceutical Co. Ltd.	600	39,310
Moonbat Co. Ltd.	19,000	40,179
Morita Holdings Corp.	23,000	177,456
Moshi Moshi Hotline, Inc.	28,800	336,978
MS&AD Insurance Group Holdings	98,300	2,576,505
MTI Ltd.	5,500	50,894
Musashino Bank Ltd. (The)	3,200	117,383

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
NAC Co. Ltd.	17,000	$278,940
Nakayo Telecommunications, Inc.	13,000	40,180
Namco Bandai Holdings, Inc.	27,300	510,488
NEC Corp.	1,173,000	2,725,189
NEC Fielding Ltd.	5,700	66,886
Nexon Co. Ltd.	9,200	112,445
Nifty Corp.	8,900	107,889
Nihon Parkerizing Co. Ltd.	8,000	163,990
Nippon Denko Co. Ltd.	50,000	151,328
Nippon Electric Glass Co. Ltd.	72,000	386,651
Nippon Hume Corp.	9,000	79,355
Nippon Konpo Unyu Soko Co. Ltd.	11,000	193,122
Nippon Pillar Packing Co. Ltd.	24,000	176,584
Nippon Piston Ring Co. Ltd.	31,000	57,309
Nippon Seisen Co. Ltd.	12,000	58,831
Nippon Steel & Sumitomo Metal Corp.	913,000	3,109,713
Nippon Telegraph & Telephone Corp.	133,500	6,948,765
Nippon Yusen KK	896,000	2,841,441
Nishi-Nippon City Bank Ltd. (The)	54,000	147,387
Nissan Chemical Industries Ltd.	46,000	695,603
Nisshin Fudosan Co	9,800	68,523
Nissin Kogyo Co. Ltd.	14,800	281,807
Nitori Holdings Co. Ltd.	3,450	315,935
Nittetsu Mining Co. Ltd.	30,000	167,823
Nittoc Construction Co. Ltd.	14,600	61,987
Nittoku Engineering Co. Ltd.	8,500	78,076
NOF Corp.	14,000	90,199
North Pacific Bank Ltd.	36,900	155,707
NTT DoCoMo, Inc.	102,700	1,664,166
Nuflare Technology, Inc.	1,900	240,923
Ohara, Inc.	4,200	27,211
Ohsho Food Service Corp.	2,800	93,731
Oita Bank Ltd. (The)	52,000	171,286
OKI Electric Cable Co. Ltd.*	26,000	48,807
Okinawa Cellular Telephone Co.	1,500	38,202
OKK Corp.	37,000	63,199
Otsuka Holdings Co. Ltd.	77,100	2,235,564
Otsuka Kagu Ltd.	5,600	57,598
Pacific Metals Co. Ltd.	44,000	181,814
Pal Co. Ltd.	5,900	148,013
PanaHome Corp.	28,000	184,620
Piolax, Inc.	5,700	178,854
Planex Holding, Inc.	7,600	42,329
Press Kogyo Co. Ltd.	24,000	106,308
Pressance Corp.	5,700	176,750
Rengo Co. Ltd.	75,000	414,214
Renown, Inc.*	35,900	49,100
Resona Holdings, Inc.	86,000	441,525
Rhythm Watch Co. Ltd.	43,000	64,432
Ricoh Co. Ltd.	194,000	2,247,962
Ricoh Leasing Co. Ltd.	8,900	249,094
Right On Co. Ltd.	6,200	58,773
Riken Corp.	35,000	149,255
Riken Keiki Co. Ltd.	6,500	51,932
Riso Kagaku Corp.	2,300	53,778
Rohm Co. Ltd.	5,100	210,308
Ryoden Trading Co. Ltd.	10,000	69,476
Ryosan Co. Ltd.	3,300	60,347
Ryoyo Electro Corp.	4,800	43,298
Sakai Chemical Industry Co. Ltd.	21,000	75,681
Sakata INX Corp.	7,000	63,480

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
San-A Co. Ltd.	14,800	$417,386
San-Ai Oil Co. Ltd.	9,000	38,943
San-In Godo Bank Ltd. (The)	44,000	342,112
Sanki Engineering Co. Ltd.	22,000	135,306
Sankyo Frontier Co. Ltd.	17,000	129,207
Sankyu, Inc.	46,000	152,163
Sanoh Industrial Co. Ltd.	6,900	50,879
Sanyo Housing Nagoya Co. Ltd.	4,700	53,934
Seino Holdings Co. Ltd.	58,000	593,691
Sekisui Chemical Co. Ltd.	518,000	5,283,679
Sekisui House Ltd.	29,000	391,195
Sekisui Jushi Corp.	21,000	304,161
Seven & I Holdings Co. Ltd.	150,500	5,517,329
Shiga Bank Ltd. (The)	14,000	79,601
Shimachu Co. Ltd.	6,100	151,561
Shin-Etsu Polymer Co. Ltd.	39,600	137,338
Shinko Shoji Co. Ltd.	5,100	43,672
Shinmaywa Industries Ltd.	21,000	163,732
Shizuoka Bank Ltd. (The)	38,000	433,483
Showa Corp.	30,700	413,960
Showa Denko KK	52,000	70,682
Sinanen Co. Ltd.	14,000	54,642
Sinko Industries Ltd.	16,700	142,340
SKY Perfect JSAT Holdings, Inc.	36,600	190,767
Skymark Airlines, Inc.(a)	73,600	278,429
SMC Corp.	31,700	7,565,703
SNT Corp.	11,900	45,348
Sodick Co. Ltd.	15,800	76,741
Sogo Medical Co. Ltd.	3,400	130,648
Sony Corp.	110,100	2,363,282
Sony Financial Holdings, Inc.	64,000	1,175,822
SRA Holdings, Inc.	5,700	64,859
St. Marc Holdings Co. Ltd.	3,000	151,727
Step Co. Ltd.	4,100	36,979
Studio Alice Co. Ltd.	7,900	103,678
Sumiken Mitsui Road Co. Ltd.	23,000	59,362
Sumitomo Bakelite Co. Ltd.	61,000	221,064
Sumitomo Corp.	40,700	550,088
Sumitomo Densetsu Co. Ltd.	18,100	246,861
Sumitomo Forestry Co. Ltd.	28,900	314,251
Sumitomo Metal Mining Co. Ltd.	335,000	4,760,425
Sumitomo Mitsui Financial Group, Inc.	224,200	10,856,986
Sumitomo Mitsui Trust Holdings, Inc.	513,000	2,549,644
Suzuki Motor Corp.	263,100	6,341,202
T&D Holdings, Inc.	183,000	2,272,344
Tachi-S Co. Ltd.	16,200	246,176
Tact Home Co. Ltd.	64	141,907
Taihei Dengyo Kaisha Ltd.	15,000	109,986
Taihei Kogyo Co. Ltd.	47,000	184,449
Takamatsu Construction Group Co. Ltd.	2,200	39,616
Taka-Q Ltd.	16,500	55,752
Takara Standard Co. Ltd.	31,000	250,118
Takasago Thermal Engineering Co. Ltd.	16,000	135,935
Takeda Pharmaceutical Co. Ltd.	9,000	425,070
TBK Co. Ltd.	17,000	95,310
Tecmo Koei Holdings Co. Ltd.	14,500	156,827
Teikoku Sen-I Co. Ltd. (Class I Stock)	24,000	208,532
Tenma Corp.	4,100	55,997
TKC Corp.	5,000	86,271
Toa Corp.	8,000	67,325
TOA ROAD Corp.	29,000	141,459

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Toagosei Co. Ltd.	78,000	$347,927
Tocalo Co. Ltd.	6,000	89,514
Tochigi Bank Ltd. (The)	29,000	111,680
Toho Holdings Co. Ltd.	20,000	365,295
Tokai Carbon Co. Ltd.	41,000	142,615
Tokai Corp.	6,400	171,985
Tokai Rika Co. Ltd.	22,100	470,053
Tokai Rubber Industries Ltd.	15,300	149,176
Tokyo Energy & Systems, Inc.	8,000	42,778
Tokyo Ohka Kogyo Co. Ltd.	15,400	343,110
Tokyo Tekko Co. Ltd.	12,000	52,293
Tomen Electronics Corp.	2,400	26,655
Tomoe Engineering Co. Ltd.	8,800	152,710
Toppan Forms Co. Ltd.	19,300	188,671
Toppan Printing Co. Ltd.	29,000	234,376
Topre Corp.	10,200	131,625
Topy Industries Ltd.	49,000	108,615
Toridoll.Corp.	8,200	81,211
Toshiba Machine Co. Ltd.	27,000	139,981
Toshiba TEC Corp.	62,000	382,801
Toyo Ink SC Holdings Co. Ltd.	66,000	343,656
Toyo Kohan Co. Ltd.	14,000	53,721
Toyo Seikan Group Holdings Ltd.	35,200	693,698
Toyoda Gosei Co. Ltd.	15,300	378,252
Trancom Co. Ltd.	7,500	224,258
Transcosmos, Inc.	12,500	219,380
Trusco Nakayama Corp.	11,400	233,492
TS Tech Co. Ltd.	18,700	739,574
Uniden Corp.*	16,000	37,686
Unipres Corp.	19,100	405,788
Universal Entertainment Corp.	7,100	151,822
Utoc Corp.	15,400	51,154
Valor Co. Ltd.	4,600	69,758
Vital KSK Holdings, Inc.	5,100	38,704
Wakita & Co. Ltd.	27,000	357,630
Warabeya Nichiyo Co. Ltd.	7,200	127,680
Wowow, Inc.	2,600	91,329
Yamaguchi Financial Group, Inc.	13,000	127,904
Yamanashi Chuo Bank Ltd. (The)	10,000	41,668
Yamaya Corp.	3,600	54,756
Yamazen Corp.	15,100	98,218
Yellow Hat Ltd.	7,600	142,413
Yorozu Corp.	6,200	123,531
Yuasa Trading Co. Ltd.	68,000	137,364
Zappallas, Inc.	109	78,843

		164,468,851

Kazakhstan
KazMunaiGas Exploration Production JSC, GDR	60,589	866,574

Liechtenstein
Verwaltungs-und Privat-Bank AG	458	41,604

Luxembourg — 0.1%
ArcelorMittal	208,229	2,854,954
Millicom International Cellular SA, SDR	10,047	888,829

		3,743,783

Malaysia
APM Automotive Holdings Bhd	13,400	23,310
Berjaya Sports Toto Bhd	140,800	177,610
Kulim Malaysia Bhd	348,600	351,043

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Mudajaya Group Bhd	238,500	$199,139
Padini Holdings Bhd	192,100	103,777

		854,879

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	21,300	421,953
Consorcio ARA SAB de CV*	176,600	70,966
Grupo Financiero Banorte SAB de CV (Class O Stock)	474,845	2,958,735

		3,451,654

Netherlands — 0.5%
Aegon NV	478,150	3,537,950
Amsterdam Commodities NV	6,853	146,486
Fugro NV, CVA	13,762	839,005
Heineken NV	79,526	5,634,167
ING Groep NV, CVA*	62,650	710,888
Koninklijke Ahold NV	127,564	2,210,074
Koninklijke Boskalis Westminster NV	4,183	185,409
Nutreco NV	30,058	1,569,516
Royal Dutch Shell PLC (Class A Stock), (XEQT)	59,694	1,966,057
Royal Dutch Shell PLC (Class A Stock), (XLON)	59,168	1,950,515
Royal Dutch Shell PLC (Class B Stock)	6,755	233,068
VimpelCom Ltd., ADR	15,000	176,250
Wolters Kluwer NV	30,291	780,974
Ziggo NV	25,228	1,022,296

		20,962,655

New Zealand
Air New Zealand Ltd.	108,563	136,563
New Zealand Oil & Gas Ltd.	45,904	30,500
Nuplex Industries Ltd.	29,578	85,017
Restaurant Brands New Zealand Ltd.	16,718	39,432
Skellerup Holdings Ltd.	27,563	37,543
Sky Network Television Ltd.	113,820	549,701
Warehouse Group Ltd. (The)	22,953	69,773

		948,529

Norway — 0.5%
DNB ASA	355,723	5,401,951
Fred Olsen Energy ASA	22,719	1,008,600
Gjensidige Forsikring ASA	78,623	1,186,856
Kongsberg Gruppen A/S	32,591	636,834
Seadrill Ltd.	9,207	413,516
Songa Offshore SE*(a)	39,749	43,677
SpareBank 1 SR Bank ASA	28,508	226,139
Statoil ASA	324,391	7,367,960
Telenor ASA	88,934	2,032,448
TGS Nopec Geophysical Co. ASA	28,106	827,388
Yara International ASA	36,704	1,515,564

		20,660,933

Philippines
Aboitiz Power Corp.	89,400	64,740
Manila Electric Co.	102,170	671,273

		736,013

Poland — 0.1%
Asseco Poland SA	20,674	322,673

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Enea SA*	68,380	$310,101
KGHM Polska Miedz SA	37,074	1,463,063
PGE SA	109,094	581,180
Synthos SA	239,774	366,150
Tauron Polska Energia SA	380,695	584,066

		3,627,233

Portugal
Banco Espirito Santo SA*	591,790	629,702
Mota-Engil SGPS SA	13,906	55,189
Portucel SA	172,346	626,211
Semapa-Sociedade de Investimento e Gestao	8,149	76,509
Sonaecom - SGPS SA	22,347	62,113

		1,449,724

Russia — 0.3%
Alliance Oil Co. Ltd., SDR*	36,526	274,772
Federal Grid Co. Unified Energy System JSC, GDR*	89,656	136,788
Federal Hydrogenerating Co., ADR	127,499	200,173
Gazprom Neft OAO, ADR	13,574	296,728
Gazprom OAO, ADR	109,489	965,693
Lukoil OAO, ADR	16,792	1,067,300
MMC Norilsk Nickel OJSC, ADR	15,708	225,410
Rosneft OAO, GDR	86,200	719,770
Sberbank of Russia, ADR	398,945	4,799,308
Sistema JSFC, GDR	24,995	527,552
Surgutneftegas OAO, ADR	99,623	873,694
Tatneft OAO, ADR	19,300	756,077

		10,843,265

Singapore — 0.3%
Ausgroup Ltd.	282,000	74,456
Biosensors International Group Ltd.	571,000	439,607
Boustead Singapore Ltd.	154,000	168,877
ComfortDelGro Corp. Ltd.	860,000	1,353,283
DBS Group Holdings Ltd.	490,000	6,414,410
Frasers Commercial Trust	39,000	39,181
Haw Par Corp. Ltd.	6,600	38,927
Ho Bee Investment Ltd.	93,000	154,824
Hong Fok Corp. Ltd.	124,000	71,140
Hong Leong Finance Ltd.	24,000	49,942
Indofood Agri Resources Ltd.	386,000	243,307
Ipco International Ltd.*	3,119,000	89,837
Jardine Cycle & Carriage Ltd.	29,000	883,175
Lippo-Malls Indonesia Retail Trust, REIT	119,000	41,291
Mapletree Logistics Trust, REIT	300,000	256,105
Metro Holdings Ltd.	90,000	61,850
Pan-United Corp. Ltd.	238,000	170,940
SembCorp.Industries Ltd.	30,000	126,666
Singapore Land Ltd.	11,000	76,221
UMS Holdings Ltd.	104,000	43,075
UOL Group Ltd.	61,000	299,476

		11,096,590

South Africa — 0.2%
Gold Fields Ltd.	69,339	317,475
Kumba Iron Ore Ltd.	5,263	243,108
Lewis Group Ltd.	31,069	202,160
MTN Group Ltd.	82,655	1,614,110
Raubex Group Ltd.	11,845	27,591

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Reunert Ltd.	69,419	$502,376
Sasol Ltd.	27,730	1,323,625
Sun International Ltd.	5,463	53,154
Telkom SA Ltd.*	57,766	140,414
Truworths International Ltd.	20,440	183,263
Vodacom Group Ltd.	124,467	1,544,063
Wilson Bayly Holmes-Ovcon Ltd.	24,280	386,923

		6,538,262

South Korea — 0.5%
AtlasBX Co. Ltd.	5,131	179,441
Bukwang Pharmaceutical Co. Ltd.	4,550	58,180
Busan City Gas Co. Ltd.	1,810	47,819
CJ Corp.	2,522	272,328
CJ O Shopping Co. Ltd.	570	185,652
Daechang Forging Co. Ltd.	1,880	88,462
Daelim Industrial Co. Ltd.	5,720	516,286
DCM Corp.	3,930	41,631
Dongil Industries Co. Ltd.	1,090	54,380
Dongkook Industrial Co. Ltd.*	26,870	76,590
Dongyang E&P, Inc.	8,974	149,746
DRB Holding Co. Ltd.	11,162	82,676
Global & Yuasa Battery Co. Ltd.	4,450	220,049
Hankook Shell Oil Co. Ltd.	407	156,600
Hansae Yes24 Holdings Co. Ltd.	13,884	63,761
Husteel Co. Ltd.	3,150	60,023
Hyundai Motor Co.	33,050	7,710,996
Industrial Bank of Korea	9,810	108,636
INTOPS Co. Ltd.	5,130	110,175
INZI Display Co. Ltd.	28,082	51,963
Jinro Distillers Co. Ltd.	3,707	66,369
KB Financial Group, Inc.	10,360	364,744
Keyang Electric Machinery Co. Ltd.	17,420	54,593
Kia Motors Corp.	28,825	1,749,864
Korea United Pharm, Inc.	6,260	65,475
Korea ZInc.Co. Ltd.	746	225,664
KT Corp.	6,190	207,315
KT&G Corp.	17,496	1,253,168
Kyungdong Pharm Co. Ltd.	12,021	140,304
LG Display Co. Ltd.*	8,810	212,133
MegaStudy Co. Ltd.	2,461	173,950
Neowiz Games Corp.*	3,495	55,551
Neowiz Holdings Corp.*	2,416	24,610
S&T Dynamics Co. Ltd.	14,630	192,571
Saeron Automotive Corp.	6,880	54,766
Samjin Pharmaceutical Co. Ltd.	7,510	92,840
Samsung Electronics Co. Ltd.	1,566	1,991,942
SeAH Steel Corp.	531	46,136
Sebang Co. Ltd.	3,010	54,451
Sindoh Co. Ltd.	3,295	190,621
SK Holdings Co. Ltd.	1,977	356,908
Whanin Pharmaceutical Co. Ltd.	14,030	149,981
Woori Finance Holdings Co. Ltd.	20,360	236,811
Youngone Holdings Co. Ltd.	1,490	85,977

		18,282,138

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	913,587	10,216,106
Banco de Sabadell SA	106,650	268,539
Banco Popular Espanol SA*	29,936	160,704
Banco Santander SA	473,378	3,859,515

	Shares	Value
COMMON STOCKS (Continued)
Spain (cont’d.)
Bolsas y Mercados Espanoles SA(a)	22,606	$717,137
CaixaBank	49,832	218,957
Duro Felguera SA	53,368	365,462
Enagas SA	54,639	1,339,047
Gas Natural SDG SA	99,884	2,088,289
Mapfre SA	171,100	612,471
Red Electrica Corp. SA	22,737	1,294,205
Repsol SA	171,439	4,250,597
Telefonica SA*	43,503	676,303

		26,067,332

Sweden — 0.3%
Axfood AB	13,036	636,568
Clas Ohlson AB (Class B Stock)	6,103	97,572
Holmen AB (Class B Stock)	11,086	356,657
Industrivarden AB (Class C Stock)	63,439	1,167,791
Investor AB (Class B Stock)	63,378	1,922,097
JM AB	17,727	515,500
Kungsleden AB	17,622	117,628
Loomis AB (Class B Stock)	11,057	243,548
Modern Times Group AB (Class B Stock)	12,496	652,053
NCC AB (Class B Stock)	15,157	451,099
Nolato AB (Class B Stock)	9,211	153,604
Oriflame Cosmetics SA, SDR(a)	42,530	1,349,169
Tele2 AB (Class B Stock)	42,416	542,240
Telefonaktiebolaget LM Ericsson (Class B Stock)	86,987	1,158,558
TeliaSonera AB	251,719	1,925,890
Vostok Nafta Investment Ltd., SDR*	15,783	101,918

		11,391,892

Switzerland — 1.5%
ABB Ltd.*	7,035	166,162
BB Biotech AG	3,625	511,509
Conzzeta AG	19	36,174
Credit Suisse Group AG*	85,965	2,628,975
Forbo Holding AG	187	142,036
Glencore Xstrata PLC*	620,242	3,377,420
Helvetia Holding AG	2,730	1,211,371
Implenia AG*	6,158	371,817
Julius Baer Group Ltd.*	124,210	5,799,777
Kardex AG	942	43,746
Nestle SA	132,852	9,264,317
Novartis AG	55,028	4,232,653
PSP Swiss Property AG*	5,605	486,790
Roche Holding AG	55,711	15,034,917
Swiss Re AG*	21,074	1,745,991
Swisscom AG	4,244	2,039,350
Syngenta AG	13,852	5,661,409
Vaudoise Assurances Holding SA (Class B Stock)	506	213,602
Vontobel Holding AG	1,977	76,989
Walter Meier AG	2,440	164,043
Zurich Insurance Group AG*	25,388	6,544,743

		59,753,791

Taiwan — 0.2%
Ability Enterprise Co. Ltd.	59,000	44,205
Accton Technology Corp.	135,000	73,571
Anpec Electronics Corp.	48,000	34,451
Asia Cement China Holdings Corp.	150,500	71,038

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Asustek Computer, Inc.	19,000	$151,464
Audix Corp.	47,000	44,192
AV Tech Corp.	32,000	96,685
China Ecotek Corp.	16,000	41,431
Chin-Poon Industrial Co.	121,000	221,920
Creative Sensor, Inc.	77,000	45,052
CviLux Corp.	33,000	38,901
Cyberlink Corp.	29,680	82,622
Dynapack International Technology Corp.	55,000	155,800
Far EasTone Telecommunications Co. Ltd.	64,000	159,455
Foxconn Technology Co. Ltd.	85,000	220,712
Gigabyte Technology Co. Ltd.	226,000	219,700
Great China Metal Industry	36,000	40,621
Greatek Electronics, Inc.	39,000	33,602
Holiday Entertainment Co. Ltd.	56,000	69,226
Kung Long Batteries Industrial Co. Ltd.	63,000	169,967
Lotes Co. Ltd.	19,000	45,102
Micro-Star International Co. Ltd.	142,000	91,058
Portwell, Inc.	62,000	56,201
POU Chen Corp.	319,000	371,694
Powertech Technology, Inc.	312,000	586,861
Primax Electronics Ltd.	92,000	71,371
Radiant Opto-Electronics Corp.	165,511	590,313
Realtek Semiconductor Corp.	172,730	421,974
Sercomm Corp.	101,000	143,091
Shin Kong Financial Holding Co. Ltd.	647,000	218,962
Shin Zu Shing Co. Ltd.	60,000	132,401
Sigurd Microelectronics Corp.	160,000	153,745
Silitech Technology Corp.	31,000	41,051
Simplo Technology Co. Ltd.	52,000	252,709
Sirtec International Co. Ltd.	79,000	145,564
Sitronix Technology Corp.	25,000	33,734
Syncmold Enterprise Corp.	44,000	74,177
Taiwan Semiconductor Co. Ltd.	127,000	102,024
Teco Electric and Machinery Co. Ltd.	147,000	155,633
Test Research, Inc.	104,282	147,780
Topco Scientific Co. Ltd.	49,974	83,392
TPK Holding Co. Ltd.	55,000	499,380
Transcend Information, Inc.	34,000	107,067
Ways Technical Corp. Ltd.	51,000	87,612
Zeng Hsing Industrial Co. Ltd.	14,000	66,793

		6,694,304

Thailand — 0.1%
Delta Electronics Thailand PCL, NVDR	473,000	747,423
Electricity Generating PCL, NVDR	28,300	112,301
Hana Microelectronics PCL, NVDR	103,500	76,434
Lanna Resources PCL, NVDR	70,350	27,034
PTT Exploration & Production PCL, NVDR	122,900	643,391
PTT PCL, NVDR	126,300	1,277,498

		2,884,081

Turkey — 0.1%
Aksa Akrilik Kimya Sanayii	25,875	109,615
EGE Seramik Sanayi ve Ticaret A/S	54,280	57,555
Ford Otomotiv Sanayi A/S	20,486	282,588
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S* .	57,371	148,328
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	158,504	104,361
Koza Anadolu Metal Madencilik Isletmeleri A/S*	119,841	242,663

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Sinpas Gayrimenkul Yatirim Ortakligi A/S, REIT	129,568	$68,110
Tofas Turk Otomobil Fabrikasi A/S	35,964	219,128
Turk Hava Yollari A/S	—	1
Turk Telekomunikasyon A/S	247,102	860,317
Turk Traktor ve Ziraat Makineleri A/S	11,916	348,216

		2,440,882

United Kingdom — 3.9%
Aberdeen Asset Management PLC	238,044	1,457,883
Afren PLC*	249,008	557,034
African Barrick Gold PLC	137,220	364,279
AMEC PLC	80,926	1,405,962
Amlin PLC	225,439	1,476,132
Anglo American PLC, (JSE)	7,074	173,524
Anglo American PLC, (XLON)	215,490	5,291,336
Anglo Pacific Group PLC	9,801	31,289
Antofagasta PLC	118,912	1,574,875
ARM Holdings PLC	16,311	261,075
Ashmore Group PLC	161,308	1,018,112
AstraZeneca PLC	77,221	4,014,360
BAE Systems PLC	317,470	2,333,360
Balfour Beatty PLC	232,463	1,070,493
Barclays PLC	1,790,021	7,650,011
Beazley PLC	267,502	908,055
Berendsen PLC	10,549	154,909
Berkeley Group Holdings PLC	18,525	621,114
BG Group PLC	393,371	7,509,362
BHP Billiton PLC	265,357	7,805,866
BP PLC	296,456	2,078,418
British American Tobacco PLC	47,970	2,524,641
British Sky Broadcasting Group PLC	114,927	1,618,690
BT Group PLC	212,321	1,175,572
Bumi PLC*	28,987	102,716
Capita PLC	357,639	5,764,584
Catlin Group Ltd.	146,846	1,150,802
Centrica PLC	1,309,835	7,839,292
Chesnara PLC	9,881	43,030
Close Brothers Group PLC	31,364	593,411
Cobham PLC	231,852	1,078,036
Compass Group PLC	10,743	147,781
Computacenter PLC	14,895	128,790
CSR PLC	29,362	244,683
Dart Group PLC	69,404	283,706
Debenhams PLC	210,143	347,581
Diageo PLC	200,907	6,386,352
EnQuest PLC*	203,930	429,968
Enterprise Inns PLC*	30,116	70,403
Eurasian Natural Resources Corp. PLC*	25,719	88,482
Fenner PLC	56,982	367,145
Ferrexpo PLC	51,887	148,743
GKN PLC	213,537	1,181,406
GlaxoSmithKline PLC	140,872	3,541,928
Go-Ahead Group PLC	8,516	231,269
Greene King PLC	34,341	445,404
Greggs PLC	57,144	391,876
Halfords Group PLC	51,888	330,489
Highland Gold Mining Ltd.	116,875	136,197
Hilton Food Group Ltd.	7,603	53,111
Hiscox Ltd.	97,295	1,021,227
Home Retail Group PLC	127,792	347,399

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
HSBC Holdings PLC, (QMTF)	883,021	$9,557,301
HSBC Holdings PLC, (XHKG)	201,600	2,183,504
Imperial Tobacco Group PLC	39,743	1,469,208
Interserve PLC	38,443	349,647
Investec PLC	47,295	306,268
J. Sainsbury PLC	209,537	1,327,997
JD Sports Fashion PLC	3,017	51,480
JKX Oil & Gas PLC*(a)	216,992	221,313
Kazakhmys PLC(a)	122,094	524,759
Ladbrokes PLC	319,125	873,855
Lancashire Holdings Ltd.	54,973	683,491
Legal & General Group PLC	486,099	1,542,476
Man Strategic Holdings PLC*	130,731	177,397
Micro Focus International PLC	30,728	377,072
Millennium & Copthorne Hotels PLC	13,217	118,705
Mitie Group PLC	175,688	841,451
Morgan Advanced Materials PLC	89,377	449,489
National Grid PLC	15,603	184,313
Pace PLC	44,135	181,413
Premier Oil PLC	827,268	4,352,999
Prudential PLC	398,361	7,411,229
QinetiQ Group PLC	222,254	689,056
Reckitt Benckiser Group PLC	22,403	1,638,005
Rio Tinto PLC	11,955	583,563
Royal Bank of Scotland Group PLC*	386,485	2,243,124
RPC Group PLC	25,679	189,296
SABMiller PLC	6,809	346,324
Sage Group PLC (The)	104,463	557,806
Smith & Nephew PLC	224,200	2,797,133
Smiths Group PLC	84,332	1,907,384
Spirent Communications PLC	47,118	97,381
SSE PLC	3,686	87,910
St. Ives PLC	41,234	116,043
Stagecoach Group PLC	41,179	217,344
Standard Chartered PLC	6,290	150,695
Standard Life PLC	270,314	1,510,553
Tesco PLC.	352,535	2,049,481
Tetragon Financial Group Ltd.	12,606	126,312
Unilever PLC	68,742	2,672,722
Vedanta Resources PLC	42,553	744,499
Vodafone Group PLC	1,944,948	6,826,465
WH Smith PLC(a)	45,161	604,279
WM Morrison Supermarkets PLC	315,309	1,429,613
WPP PLC	274,993	5,651,152
WS Atkins PLC	44,528	843,025
Xchanging PLC	52,821	108,173

		153,344,868

United States — 2.5%
3M Co.	2,674	319,302
Abbott Laboratories	12,331	409,266
Aflac, Inc.	50,590	3,136,074
Air Products & Chemicals, Inc.	3,181	338,999
Alcoa, Inc.(a)	346,422	2,812,947
American Electric Power Co., Inc.	6,636	287,671
American International Group, Inc.	51,752	2,516,700
Apache Corp.	33,902	2,886,416
Ashland, Inc.	33,269	3,076,717
AT&T, Inc.(a)	8,719	294,877
Automatic Data Processing, Inc.	4,910	355,386
Baker Hughes, Inc.	49,851	2,447,684

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Bank of America Corp.	158,213	$2,183,339
Baxter International, Inc.	5,374	353,018
Boart Longyear Ltd.(a)	76,475	31,034
Bristol-Myers Squibb Co.	6,843	316,694
Caterpillar, Inc.	2,564	213,761
Chevron Corp.	3,894	473,121
Citigroup, Inc.	44,781	2,172,326
Coca-Cola Co. (The)	12,886	488,122
Colgate-Palmolive Co.	9,943	589,620
Comcast Corp. (Class A Stock)	6,336	286,070
Comerica, Inc.	69,707	2,740,182
ConocoPhillips	2,889	200,814
Corning, Inc.	198,770	2,900,054
CSX Corp.	8,857	227,979
CTC Media, Inc.	13,000	136,630
Cummins, Inc.	1,390	184,689
D.R. Horton, Inc.(a)	113,326	2,201,924
Deere & Co.	3,208	261,099
Denbury Resources, Inc.*	128,113	2,358,560
Devon Energy Corp.	52,808	3,050,190
Dominion Resources, Inc.	5,603	350,075
Duke Energy Corp.	5,987	399,812
EI du Pont de Nemours & Co.	3,157	184,874
Eli Lilly & Co.	5,940	298,960
Emerson Electric Co.	4,263	275,816
Exelon Corp.	8,776	260,121
Exxon Mobil Corp.	3,494	300,624
General Mills, Inc.	22,546	1,080,404
General Motors Co.*	76,255	2,742,892
Hartford Financial Services Group, Inc. (The)(a)	76,677	2,386,188
Helmerich & Payne, Inc.	35,275	2,432,211
Hess Corp.	36,965	2,858,873
Hewlett-Packard Co.	6,551	137,440
Host Hotels & Resorts, Inc., REIT(a)	155,995	2,756,432
Illinois Tool Works, Inc.	3,783	288,529
Intel Corp.	21,564	494,247
International Business Machines Corp.	1,890	349,990
Johnson & Johnson	12,359	1,071,402
Kimberly-Clark Corp.	11,555	1,088,712
Lam Research Corp.*	55,237	2,827,582
Lennar Corp. (Class A Stock)(a)	70,340	2,490,036
Lockheed Martin Corp.	7,805	995,528
Lowe’s Cos., Inc.	8,486	404,018
Marathon Oil Corp.	69,390	2,420,323
McDonald’s Corp.	9,716	934,776
Medtronic, Inc.	7,162	381,377
Merck & Co., Inc.	5,069	241,335
Mondelez International, Inc. (Class A Stock)	12,133	381,219
Monsanto Co	2,661	277,729
Murphy Oil Corp.	45,626	2,752,160
Murphy USA, Inc.*	11,406	460,688
National Oilwell Varco, Inc.	35,275	2,755,330
NextEra Energy, Inc.	9,889	792,702
NIKE, Inc. (Class B Stock)	4,953	359,786
Noble Corp.	69,707	2,632,833
Norfolk Southern Corp.	2,949	228,105
Occidental Petroleum Corp.	2,333	218,229
PepsiCo, Inc.	8,500	675,750
Pfizer, Inc.	10,368	297,665
Philip Morris International, Inc.	3,258	282,110

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Phillips 66	47,738	$2,760,211
PPG Industries, Inc.	1,664	277,988
Praxair, Inc.	2,914	350,292
Procter & Gamble Co. (The)	7,864	594,440
QUALCOMM, Inc.	4,753	320,162
Raytheon Co.	9,006	694,092
Regions Financial Corp.	225,702	2,090,001
Southern Co. (The)(a)	9,457	389,439
SunTrust Banks, Inc.	73,826	2,393,439
Target Corp.	7,832	501,091
Texas Instruments, Inc.	7,660	308,468
Toll Brothers, Inc.*	80,268	2,603,091
United Technologies Corp.	2,583	278,499
Valero Energy Corp.	67,594	2,308,335
Verizon Communications, Inc.	5,679	264,982
Visa, Inc. (Class A Stock)	1,807	345,318
Walgreen Co.	8,242	443,420
Wal-Mart Stores, Inc.	8,948	661,794
Williams Cos., Inc. (The)	4,723	171,728
Yum! Brands, Inc.	5,454	389,361
Zoetis, Inc.	3,268	101,700

		101,065,999

TOTAL COMMON STOCKS (cost $923,458,757)		997,075,731

EXCHANGE TRADED FUNDS — 18.1%
iShares Core S&P 500 ETF	1,514,667	255,827,256
iShares Core Total US Bond Market ETF	349,701	37,487,947
SPDR Barclays High Yield Bond ETF(a)	1,555,442	61,968,809
SPDR S&P 500 ETF Trust	1,955,869	328,781,579
Vanguard FTSE Emerging Markets ETF	931,794	37,374,257

TOTAL EXCHANGE TRADED FUNDS (cost $648,187,304)		721,439,848

PREFERRED STOCKS — 0.2%
Brazil — 0.1%
AES Tiete SA (PRFC)	24,800	245,505
Cia Energetica do Ceara, (PRFC A)	4,400	75,242
Vale SA (PRFC)	53,000	755,435
Vale SA (PRFC), ADR	44,800	636,608

		1,712,790

Germany — 0.1%
Draegerwerk AG & Co. KGAA (PRFC)(a)	5,187	660,540
Jungheinrich AG (PFRC)	5,163	301,843
KSB AG (PRFC)	248	149,455
ProSiebenSat.1 Media AG (PFRC)	14,997	637,065
Volkswagen AG, (PRFC)(a)	12,638	2,979,805

		4,728,708

Italy
Unipol Gruppo Finanziario SpA (PRFC)	23,625	84,744

TOTAL PREFERRED STOCKS (cost $6,121,014)		6,526,242

	Units
RIGHTS*
Australia
BWP Trust, expiring 10/21/13	18,110	—
Ramelius Resources Ltd., expiring 10/21/13	71,744	—

	Units	Value
RIGHTS* (Continued)
Australia (cont’d.)

		$—

Hong Kong
New World Development Co. Ltd.	2,838	—

Spain
Banco Bilbao Vizcaya Argentaria SA,expiring 10/15/13	913,587	124,830

United Kingdom
Barclays PLC, expiring 10/01/13	114,323	149,451
Barclays PLC - Fully Paid	333,182	1,432,084

		1,581,535

TOTAL RIGHTS (cost $1,112,850)		1,706,365

	Shares
UNAFFILIATED MUTUAL FUNDS — 11.1%
Aston Montag & Caldwell Growth Fund (Institutional Shares)	3,383,949	93,363,153
Neuberger Berman Genesis Fund (Institutional Shares)	2,697,784	165,158,336
T. Rowe Price Value Fund (Retail Shares)	5,537,568	181,410,728

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $361,752,236)		439,932,217

	Units
WARRANTS* — 0.2%
Luxembourg
Idea Cellular Ltd., expiring 03/13/17 (cost $3,332,559)	2,257,625	6,043,662

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.264%(c)	10/25/34	A1	707	664,087
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	A+(d)	909	911,494
Series 2012-3, Class A, 144A
1.640%	11/15/16	A+(d)	925	924,277
Series 2013-1, Class A, 144A
1.450%	04/16/18	A+(d)	1,338	1,336,670
American Express Credit Account Master Trust,
Series 2013-1, Class A
0.602%(c)	02/16/21	Aaa	7,410	7,410,000
AmeriCredit Automobile Receivables Trust,
Series 2011-2, Class A3
1.610%	10/08/15	Aaa	826	826,618
Series 2012-4, Class B
1.310%	11/08/17	AA(d)	1,105	1,104,350
Series 2012-5, Class B
1.120%	11/08/17	AA+(d)	1,345	1,341,507
Chase Issuance Trust, Series 2007-A2, Class A2
0.232%(c)	04/15/19	Aaa	8,715	8,639,877

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Series 2013-A2, Class A2
0.282%(c)	02/15/17	AAA(d)	1,690	$1,689,527
Citibank Credit Card Issuance Trust,
Series 2013-A6, Class A6
1.320%	09/07/18	Aaa	6,440	6,484,990
CLI Funding LLC,
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	A(d)	1,824	1,789,301
Cronos Containers Program Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.080%	04/18/28	A(d)	1,668	1,624,220
DT Auto Owner Trust,
Series 2012-2A, Class DS, 144A
4.350%	03/15/19	A-(d)	1,275	1,315,929
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	A+(d)	3,844	3,836,639
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	A(d)	3,589	3,483,640
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class M1, 144A
0.829%(c)	07/25/34	AA+(d)	4,020	3,832,692
Park Place Securities, Inc.,
Series 2005-WHQ4, Class A2D
0.554%(c)	09/25/35	Baa2	477	472,887
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A, 144A
1.780%	06/15/16	AA(d)	181	181,464
Textainer Marine Containers Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	A(d)	3,196	3,221,833

TOTAL ASSET-BACKED SECURITIES (cost $51,166,016)				51,092,002

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Extended Stay America Trust,
Series 2013-ESH7, Class A27, 144A
2.958%	12/05/31	Aaa	1,830	1,788,355
Series 2013-ESH7, Class B7, 144A
3.604%	12/05/31	AA-(d)	1,830	1,789,634
Federal National Mortgage Assoc.,
Series 2011-M8, Class SA, IO
6.121%(c)	08/25/21	NR	9,455	2,261,823
Series 2011-M9, Class SA, IO
6.157%	01/25/21	NR	12,149	2,903,726
FREMF Mortgage Trust,
Series 2012-K18, Class B
4.265%(c)	01/25/45	NR	875	831,146
Series 2012-K21, Class B
3.939%(c)	07/25/45	NR	1,885	1,752,285
Series 2012-K22, Class B
3.687%(c)	08/25/45	A+(d)	1,345	1,217,388
Series 2012-K22, Class C, 144A
3.687%(c)	08/25/45	A-(d)	1,655	1,375,010
Series 2012-K706, Class B, 144A
4.023%(c)	11/25/44	A2	3,805	3,806,731
Series 2012-K711, Class B
3.562%(c)	08/25/45	NR	1,395	1,344,378

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-KF01, Class B
2.782%(c)	10/25/44	A3	5,780	$5,791,722
Series 2013-K712, Class B
3.367%	05/25/45	A-(d)	2,635	2,476,647
Government National Mortgage Assoc.,
Series 2012-53, Class IO, IO
1.021%(c)	03/16/47	NR	19,732	1,394,011
Series 2012-70, Class IO, IO
0.963%(c)	08/16/52	NR	17,657	1,181,283
Series 2012-107, Class IO, IO
0.700%(c)	12/16/53	NR	33,537	2,221,773
Series 2012-123, Class IO, IO
0.953%	12/16/51	NR	19,638	1,494,806
Series 2012-132, Class IO, IO
1.140%(c)	06/16/54	NR	3,758	284,425
Series 2012-135, Class IO, IO
1.043%(c)	01/16/53	NR	37,422	3,133,057
Series 2012-152, Class IO, IO
0.750%	01/15/54	NR	14,198	1,006,951
Series 2013-17, Class IO, IO
0.972%(c)	06/16/54	NR	4,538	316,786
Series 2013-63, Class IO, IO
0.772%	04/16/46	NR	12,461	876,760

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,945,278)				39,248,697

CORPORATE BONDS — 8.1%
Australia
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43	A1	1,410	1,436,069

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14	A3	1,755	1,849,845

Brazil — 0.2%
Odebrecht Offshore Drilling Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.750%	10/01/22(a)	Baa3	3,005	3,080,125
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23(a)	Baa1	6,010	5,497,864

				8,577,989

Canada — 1.1%
Agrium, Inc.,
Sr. Unsec’d. Notes
3.150%	10/01/22	Baa2	1,045	969,660
3.500%	06/01/23(a)	Baa2	1,105	1,043,438
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18(a)	Aaa	5,050	5,179,083
Bank of Nova Scotia,
Covered Bonds, 144A
1.950%	01/30/17(a)	Aaa	5,475	5,616,803
2.150%	08/03/16(a)	Aaa	4,620	4,778,004

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22(a)	B2	1,440	$1,411,200
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16(a)	Aaa	8,560	8,957,184
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20	BB-(d)	2,090	1,995,950
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17(a)	Aaa	12,580	12,700,768

				42,652,090

Chile — 0.1%
SACI Falabella,
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23(a)	BBB(d)	2,550	2,263,125

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	Aa3	1,220	1,096,545

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16	Baa1	1,985	2,096,756

France — 0.1%
Electricite de France SA,
Sub. Notes, 144A
5.250%(c)	01/29/49	A3	3,505	3,315,380

Germany — 0.5%
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17	BBB(d)	3,525	3,543,012
KFW,
Gov’t. Gtd. Notes
3.500%	03/10/14	Aaa	10,840	10,995,446
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15(a)	Aaa	4,400	4,410,120

				18,948,578

Ireland
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21	Baa2	1,410	1,605,612

Japan
Softbank Corp.,
Gtd. Notes, 144A
4.500%	04/15/20(a)	Ba1	1,315	1,263,715

Luxembourg
ArcelorMittal,
Sr. Unsec’d. Notes
4.250%	02/25/15(a)	Ba1	1,270	1,301,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico — 0.2%
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
4.375%	05/10/43	BBB+(d)	3,930	$3,227,013
Mexico Generadora de Energia S de rl,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32(a)	Baa2	2,255	2,029,500
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35	Baa1	195	205,945
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/18/24(a)	Baa1	2,500	2,500,000
5.500%	06/27/44	Baa1	885	803,438

				8,765,896

Netherlands — 0.2%
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15(a)	Aaa	2,994	3,036,617
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22	Aa2	750	750,914
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14	Aaa	5,930	5,967,359

				9,754,890

Norway — 0.5%
DNB Boligkreditt A/S,
Covered Bonds, 144A
1.450%	03/21/18	Aaa	8,140	8,013,016
Eksportfinans ASA,
Sr. Unsec’d. Notes
3.000%	11/17/14	Ba3	2,475	2,475,000
Sparebank 1 Boligkreditt A/S,
Covered Bonds, 144A
1.250%	10/25/14	Aaa	2,380	2,381,428
1.750%	11/15/19(a)	Aaa	7,695	7,335,644

				20,205,088

Panama
ENA Norte Trust,
Pass-Through Certificates, 144A
4.950%	04/25/23	Baa3	1,128	1,099,693

Peru — 0.1%
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18(a)	BBB+(d)	1,680	1,642,200
Cementos Pacasmayo SAA,
Gtd. Notes, 144A
4.500%	02/08/23	BB+(d)	1,725	1,556,813

				3,199,013

Russia — 0.1%
Lukoil International Finance BV,
Gtd. Notes, 144A
4.563%	04/24/23	Baa2	2,040	1,897,710

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Russia (cont’d.)
Sberbank of Russia Via SB Capital SA,
Sub. Notes, 144A
5.250%	05/23/23	NR	2,945	$2,695,264

				4,592,974

Supranational Bank — 0.2%
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
4.767%	09/20/22	A3	440	411,488
5.000%	09/26/20	A3	7,390	7,328,438

				7,739,926

Sweden — 0.2%
Swedbank Hypotek AB,
Covered Bonds, 144A
1.375%	03/28/18(a)	Aaa	6,250	6,136,875
2.375%	04/05/17(a)	Aaa	1,115	1,154,248

				7,291,123

Switzerland — 0.1%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15	Aaa	2,385	2,420,298
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17(a)	Aaa	2,790	2,874,657

				5,294,955

Ukraine — 0.1%
National JSC Naftogaz of Ukraine,
Gov’t. Gtd. Notes
9.500%	09/30/14	NR	2,430	2,260,386

United Kingdom — 0.4%
Abbey National Treasury Services PLC,
Bank Gtd. Notes
3.050%	08/23/18	A2	1,780	1,808,355
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19	A2	1,800	2,150,669
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	Aa3	2,995	3,047,436
Pearson Funding Five PLC,
Gtd. Notes, 144A
3.250%	05/08/23	Baa1	955	874,874
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18(a)	A3	3,590	3,539,622
3.500%	03/22/22(a)	A3	2,210	2,136,314
UBM PLC,
Notes, 144A
5.750%	11/03/20	Baa3	1,395	1,426,047
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14	Baa2	1,005	1,071,322

				16,054,639

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States — 3.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	Baa1	1,070	$1,000,675
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	Baa3	745	698,446
4.625%	10/01/42	Baa3	375	333,065
Activision Blizzard, Inc.,
Gtd. Notes, 144A
6.125%	09/15/23	Ba2	1,000	1,005,000
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.750%	04/15/17(a)	Ba3	1,565	1,674,550
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
3.900%	06/15/23	Baa2	1,700	1,596,536
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16	B1	1,160	1,171,600
Altria Group, Inc.,
Gtd. Notes
9.950%	11/10/38	Baa1	565	843,421
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19	B2	1,635	1,823,025
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23(a)	Aa1	3,215	2,910,157
APX Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	B1	1,715	1,620,675
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23(a)	Baa2	1,035	939,593
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20(a)	Baa2	2,790	3,125,969
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	Baa2	8,655	8,107,658
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	Baa2	1,080	989,343
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18	Baa3	1,845	1,845,806
4.125%	10/01/23(a)	Baa3	1,845	1,834,002
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21(a)	B1	2,010	2,135,625
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15	A2	815	821,639
1.375%	05/20/14	A2	1,160	1,168,033
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	A1	2,440	2,266,394
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes
6.625%	11/15/19(a)	Ba3	1,595	1,622,914

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
3.191%	06/24/23	Aa1	2,475	$2,430,933
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23(a)	Ba3	1,795	1,737,865
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23(a)	Baa2	790	751,739
Sub. Notes
6.675%	09/13/43(a)	Baa3	1,605	1,728,412
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.350%	11/15/19	Baa2	880	1,071,025
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16	Aa3	1,380	1,418,666
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21	Baa2	880	924,931
5.875%	02/01/20	Baa2	1,440	1,583,859
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43(a)	Baa2	1,875	1,730,070
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	Ba3	760	704,900
DuPont Fabros Technology LP,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/21	Ba1	2,160	2,160,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20(a)	Baa3	3,795	3,900,178
Express Scripts Holding Co.,
Gtd. Notes
6.125%	11/15/41	Baa3	810	926,330
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	Baa3	2,280	2,279,765
4.250%	02/03/17(a)	Baa3	1,715	1,832,515
5.000%	05/15/18(a)	Baa3	2,045	2,240,402
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18(a)	Ba1	1,665	1,660,838
George Washington University (The),
Bonds
3.485%	09/15/22	A1	1,275	1,259,307
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23(a)	Baa2	3,670	3,394,996
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23(a)	A3	825	788,913
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.500%	03/30/20	Baa3	1,355	1,528,990
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19	Baa2	2,600	2,738,429

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.000%	03/01/21	Ba3	1,135	$1,086,763
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3	1,550	1,623,625
ING US, Inc.,
Gtd. Notes
5.500%	07/15/22	Baa3	3,275	3,525,665
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20(a)	Ba1	1,685	1,735,550
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	A2	1,970	1,858,484
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1	2,975	3,403,858
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
2.650%	02/01/19(a)	Baa2	1,110	1,102,358
3.500%	09/01/23	Baa2	1,855	1,729,487
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42	Baa2	1,435	1,377,723
5.150%	08/01/43(a)	Baa2	940	920,014
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	06/23/19(a)	Baa2	1,710	2,073,312
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23(a)	Baa3	1,910	1,717,388
6.700%	07/15/34	Baa3	1,390	1,572,187
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22	Baa1	2,665	2,478,072
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	Baa1	1,160	1,345,569
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23(a)	BaA1	5,570	5,369,669
Nisource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	Baa3	1,260	1,128,397
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21(a)	Baa2	1,470	1,530,379
6.000%	03/01/41	Baa2	595	669,570
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/14	Baa1	785	816,665
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22	A1	2,195	2,023,467
Piedmont Operating Partnership LP,
Gtd. Notes
3.400%	06/01/23	Baa2	1,230	1,118,788

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PNC Bank NA,
Sub. Notes
3.800%	07/25/23	A3	1,880	$1,839,604
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22(a)	Ba3	1,390	1,313,550
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	Baa2	1,780	1,638,533
7.250%	06/15/37	Baa2	410	474,213
Sr. Sec’d. Notes
7.625%	06/01/16	BBB-(d)	1,065	1,247,839
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42(a)	Baa3	2,380	2,150,470
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	04/15/23	Ba3	1,315	1,260,756
SLM Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17	BA1	1,930	2,045,800
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22	B3	865	897,438
Terex Corp.,
Gtd. Notes
6.500%	04/01/20(a)	B2	770	808,500
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42(a)	Baa2	600	561,250
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	Baa3	1,575	1,634,726
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23(a)	B2	1,405	1,412,025
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20(a)	B2	1,670	1,826,563
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15	Baa2	315	329,953
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.550%	09/15/43	Baa1	7,145	8,066,255
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43(a)	Baa2	2,200	2,018,304
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	410	475,553

				148,535,511

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes, 144A
8.500%	11/02/17	B(d)	2,770	2,509,620

TOTAL CORPORATE BONDS (cost $328,632,529)				323,711,168

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 0.4%
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15	Caa1	1,990	$2,069,600
Jamaica Government International Bond (Jamaica),
Unsec’d. Notes
9.000%	06/02/15	Caa3	1,995	2,067,319
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
5.500%	12/11/42	BBB-(d)	1,290	1,073,925
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53	Baa2	880	679,800
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
9.625%	12/01/18	Aa1	1,170	1,561,852
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	Aa2	2,230	2,339,426
Province of Quebec Canada (Canada),
Unsec’d. Notes
2.625%	02/13/23(a)	Aa2	4,060	3,769,020
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
8.500%	10/08/14	B2	1,340	1,340,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $15,060,617)				14,900,942

MUNICIPAL BONDS — 1.2%
California — 0.1%
State of California,
General Obligation Unlimited,
5.000%	02/01/43	A1	2,500	2,559,800
University of California,
Revenue Bonds,
5.000%	05/15/38	Aa1	1,445	1,522,799

				4,082,599

Florida — 0.5%
County of Miami-Dade,
Revenue Bonds,
5.000%	07/01/42	A1	7,225	7,337,060
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds,
2.995%	07/01/20	Aa3	7,695	7,197,364
Orlando-Orange County Expressway Authority,
Revenue Bonds,
5.000%	07/01/35	A2	4,275	4,370,760

				18,905,184

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds,
6.637%	04/01/57	A2	2,855	2,956,638

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited,
7.350%	07/01/35	A3	2,465	2,616,252

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Unlimited,
4.000%	06/01/43	Aa1	4,815	$4,278,320

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds,
5.000%	11/15/42	A2	4,940	4,996,168

Ohio
American Municipal Power, Inc.,
Revenue Bonds,
5.000%	02/15/42	A1	1,125	1,141,076
8.084%	02/15/50	A3	265	343,853
Ohio State Turnpike Commission,
Revenue Bonds,
5.250%	02/15/39	A1	570	595,718

				2,080,647

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds,
5.000%	12/01/43	A1	1,560	1,587,284
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26	A2	2,720	2,495,872

				4,083,156

Texas — 0.1%
Grand Parkway Transportation Corp.,
Revenue Bonds,
5.184%	10/01/42	AA(d)	4,610	4,760,609

TOTAL MUNICIPAL BONDS (cost $49,513,625)				48,759,573

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Federal Home Loan Mortgage Corp.,
Series 2646, Class SH
13.544%(c)	07/15/33	NR	12	12,014
Series 3792, Class DS, IO
6.418%(c)	11/15/40	NR	4,913	654,591
Series 3792, Class SP, IO
6.418%(c)	06/15/39	NR	11,610	1,308,809
Series 3946, Class SL, IO
6.468%(c)	04/15/41	NR	1,573	296,267
Series 3955, Class SB, IO
6.468%(c)	02/15/41	NR	2,323	449,664
Series 4170, Class DS
3.868%(c)	01/15/33	NR	5,032	3,995,937
Series 4170, Class QI, IO
3.000%	05/15/32	NR	6,252	777,769
Series 4192, Class US
5.181%(c)	03/15/43	NR	3,268	2,690,198
Federal National Mortgage Assoc.,
Series 2012-111, Class HS
3.518%(c)	10/25/42	NR	1,905	1,529,388
Series 2012-128, Class HS
5.732%(c)	11/25/42	NR	2,851	2,417,752
Series 2012-134, Class IL, IO
3.500%	12/25/32	NR	1,926	364,746

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-137, Class US
5.181%(c)	12/25/42	NR	661	$541,178
Series 2012-150, Class DS
5.732%(c)	01/25/43	NR	2,535	1,950,049
Series 2012-2, Class PS, IO
6.371%(c)	07/25/41	NR	2,665	537,831
Series 2013-51, Class GI, IO
3.000%	05/25/33	NR	5,923	882,398
Series 2013-93, Class MP
3.000%	08/25/42	NR	2,748	2,858,245
Series 2013-93, Class PM
3.000%	09/25/38	NR	5,431	5,631,282
Series 2013-93, Class WA
3.000%	08/25/42	NR	3,673	3,802,577
Government National Mortgage Assoc.,
Series 2009-44, Class FK
1.232%(c)	06/16/39	NR	762	777,703
Series 2012-7, Class A
3.500%	04/20/36	NR	1,671	1,739,487
Series 2012-65, Class A
3.500%	03/20/36	NR	2,419	2,531,631
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.594%(c)	05/25/36	Aa3	1,004	983,468
Series 2006-2, Class 2A1
0.534%(c)	08/25/36	Aaa	22	21,223
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class APT
0.474%(c)	07/25/35	Baa1	1,813	1,743,289
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-16, Class A5
5.000%	11/25/36	Baa3	694	713,119

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $41,205,310)				39,210,615

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Federal Home Loan Mortgage Corp.
1.140%	10/15/18		20,680	19,864,029
3.000%	01/01/43		2,723	2,653,340
3.000%	TBA		34,280	33,262,313
Federal National Mortgage Assoc.
2.630%	10/10/24(a)		6,965	6,290,085
4.000%	TBA		14,605	15,269,070
4.500%	10/01/40		1,728	1,849,688
4.500%	TBA		72,405	77,111,329
3.000%	TBA		12,186	11,869,926
Government National Mortgage Assoc.
3.500%(c)	07/20/41-11/20/41		4,582	4,773,304
4.000%(c)	07/20/41-03/20/42		4,103	4,356,313
4.500%	07/20/41		574	621,366
4.500%	TBA		4,420	4,750,809

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $184,070,802)				182,671,572

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds
2.750%	11/15/42	3,170	$2,623,670
2.875%	05/15/43(a)	4,335	3,679,331
U.S. Treasury Notes
0.250%	01/15/15-04/15/16(a)	30,230	30,194,756
0.375%	06/30/15-03/15/16	18,180	18,176,467
1.375%	06/30/18-07/31/18	61,200	61,346,886
1.500%	08/31/18	1,110	1,117,372
2.500%	08/15/23(a)	47,885	47,398,680

TOTAL U.S. TREASURY OBLIGATIONS (cost $163,631,051)			164,537,162

TOTAL LONG-TERM INVESTMENTS (cost $2,819,189,948)			3,036,855,796

		Shares
SHORT-TERM INVESTMENTS — 33.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 30.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,213,460,048; includes $229,558,069 of cash collateral for securities on loan)(b)(w)		1,213,460,048	1,213,460,048

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 2.6%
U.S. Treasury Bills
0.023%	03/27/14	40,000	39,994,120
0.024%	03/27/14	13,000	12,998,089
0.044%	03/27/14	50,000	49,992,650

TOTAL U.S. TREASURY OBLIGATIONS (cost $102,983,036)			102,984,859

TOTAL SHORT-TERM INVESTMENTS (cost $1,316,443,084)			1,316,444,907

TOTAL INVESTMENTS — 109.3% (cost $4,135,633,032)			4,353,300,703
Liabilities in excess of other assets(x) — (9.3)%			(371,442,429)

NET ASSETS — 100.0%			$3,981,858,274

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IO	Interest Only
JSE	Johannesburg Stock Exchange
NR	Not Rated by Moodys or Standard & Poors
NVDR	Non-voting Depositary Receipt
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depository Receipts
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TSX	Toronto Stock Exchange
UTS	Units Trust Security
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $222,718,395; cash collateral of $229,558,069 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	September 30, 2013	(Depreciation)(1)
Long Positions:
129	2 Year U.S. Treasury Notes	Dec. 2013	$28,356,109	$ 28,414,266	$58,157
6	10 Year U.S. Treasury Notes	Dec. 2013	758,250	758,344	94
2,903	Euro STOXX 50	Dec. 2013	113,087,320	113,067,683	(19,637)
638	FTSE 100 Index	Dec. 2013	68,263,352	66,407,981	(1,855,371)
379	Nikkei 225 Index	Dec. 2013	54,986,713	55,754,006	767,293
22	U.S. Long Bond	Dec. 2013	2,899,185	2,934,250	35,065
5,720	S&P 500 E-Mini	Dec. 2013	480,579,149	478,849,800	(1,729,349)

					(2,743,748)

Short Positions:
52	90 Day Euro Dollar	Dec. 2014	12,916,089	12,933,700	(17,611)
52	90 Day Euro Dollar	Mar. 2015	12,894,050	12,919,400	(25,350)
52	90 Day Euro Dollar	Jun. 2015	12,865,450	12,900,550	(35,100)
52	90 Day Euro Dollar	Sep. 2015	12,814,100	12,875,200	(61,100)
52	90 Day Euro Dollar	Dec. 2015	12,777,700	12,843,350	(65,650)
52	90 Day Euro Dollar	Jun. 2016	12,699,700	12,775,100	(75,400)
52	90 Day Euro Dollar	Mar. 2016	12,738,700	12,809,550	(70,850)
52	90 Day Euro Dollar	Sep. 2016	12,673,050	12,740,000	(66,950)
671	5 Year U.S. Treasury Notes	Dec. 2013	80,346,394	81,222,453	(876,059)
311	S&P/TSX 60 Index	Dec. 2013	43,880,272	44,111,548	(231,276)
15	U.S. Ultra Bond	Dec. 2013	2,050,507	2,131,406	(80,899)

					(1,606,245)

					$(4,349,993)

(1)    Cash of $40,987,263 has been segregated to cover requirement for open futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
British Pound,
Expiring 12/19/13	Royal Bank of Scotland Group PLC	GBP	9,574	$15,318,268	$15,490,180	$171,912
Russian Ruble,
Expiring 12/19/13	Morgan Stanley	RUB	1,274,360	39,491,160	38,759,576	(731,584)

				$54,809,428	$54,249,756	$(559,672)

				Value at
			Notional	Settlement		Unrealized
			Amount	Date	Current	Appreciation
Sale Contracts	Counterparty		(000)	Receivable	Value	(Depreciation)
Brazilian Real,
Expiring 12/19/13	JPMorgan Chase	BRL	9,453	$4,215,364	$4,188,161	$27,203
British Pound,
Expiring 12/19/13	JPMorgan Chase	GBP	47,397	75,958,910	76,685,613	(726,703)
Canadian Dollar,
Expiring 12/19/13	JPMorgan Chase	CAD	61,717	59,884,772	59,794,546	90,226
Expiring 12/19/13	JPMorgan Chase	CAD	37,130	36,023,887	35,973,419	50,468
Expiring 12/19/13	Royal Bank of Canada	CAD	17,440	16,923,114	16,896,946	26,168
Euro,
Expiring 12/19/13	JPMorgan Chase	EUR	151,186	204,297,786	204,574,947	(277,161)
Expiring 12/19/13	JPMorgan Chase	EUR	29,571	40,006,012	40,013,531	(7,519)
Hungarian Forint,
Expiring 12/19/13	JPMorgan Chase	HUF	8,859,000	39,721,791	40,065,777	(343,986)
Japanese Yen,
Expiring 12/19/13	JPMorgan Chase	JPY	11,855,000	119,898,256	120,674,924	(776,668)
Expiring 12/19/13	JPMorgan Chase	JPY	5,921,000	59,883,389	60,271,297	(387,908)

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

				Value at
			Notional	Settlement		Unrealized
			Amount	Date	Current	Appreciation
Sale Contracts	Counterparty		(000)	Receivable	Value	(Depreciation)
South African Rand,
Expiring 12/19/13	Barclays Capital Group	ZAR	54,306	$5,480,857	$5,343,375	$137,482
Turkish Lira,
Expiring 12/19/13	Royal Bank of Scotland Group PLC	TRY	4,301	2,145,357	2,098,325	47,032

				$664,439,495	$666,580,861	$(2,141,366)

Cross currency exchange contracts outstanding at September 30, 2013:

			Notional
			Amount		In Exchange	Unrealized
Settlement	Type		(000)		for (000)	Appreciation	Counterparty
12/19/13	Buy	EUR	88,988	CHF	109,400	$(643,815)	JPMorgan Chase

Total Return swap agreements outstanding at September 30, 2013:

					Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)
JPMorgan Chase & Co.	12/19/13	114,138	Receive fixed payments on BBA LIBOR and pay variable payments based on S&P 500 Index	$2,844,381	$—	$2,844,381
JPMorgan Chase & Co.	03/20/14	59,122	Receive fixed payments on the S&P 500 and pay variable payments based on the U.S. Treasury Bill	(431,455)	—	(431,455)
JPMorgan Chase & Co.	03/21/14	59,272	Receive fixed payments on the S&P 500 and pay variable payments based on the U.S. Treasury Bill	(581,543)	—	(581,543)
UBS AG	12/19/13	115,358	Receive fixed payments on the S&P 500 Index and pay variable payments based on the BBA LIBOR	(2,426,952)	—	(2,426,952)

				$(595,569)	$—	$(595,569)

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$ 217,570	$ 31,401,618	$—
Austria	360,593	4,637,472	—
Belgium	98,178	4,701,303	—
Bermuda	9,858,594	—	—
Brazil	3,530,562	—	—
Cambodia	—	393,174	—
Canada	48,212,412	—	—
Chile	154,199	—	—
China	1,532,071	8,221,983	—
Cyprus	349,376	—	—
Czech Republic	301,972	622,838	—
Denmark	1,078,336	2,110,931	—
Egypt	—	252,522	—
Finland	—	7,890,374	—
France	2,947,701	88,806,289	—
Gabon	46,682	—	—
Germany	944,992	68,124,359	—
Greece	52,148	1,688,615	—
Hong Kong	7,324,219	24,284,830	—
Hungary	—	226,183	—
India	80,072	—	—
Indonesia	—	2,482,476	—
Ireland	500,041	7,318,330	—
Israel	10,339,508	5,447,645	—
Italy	1,061,779	17,257,948	—
Japan	304,547	164,164,304	—
Kazakhstan	866,574	—	—
Liechtenstein	41,604	—	—
Luxembourg	—	3,743,783	—
Malaysia	23,310	831,569	—
Mexico	3,451,654	—	—
Netherlands	176,250	20,786,405	—
New Zealand	100,273	848,256	—
Norway	862,973	19,797,960	—
Philippines	—	736,013	—
Poland	—	3,627,233	—
Portugal	76,509	1,373,215	—
Russia	10,568,493	274,772	—
Singapore	—	11,096,590	—
South Africa	1,144,613	5,393,649	—
South Korea	239,276	18,042,862	—
Spain	—	26,067,332	—
Sweden	101,918	11,289,974	—
Switzerland	164,043	59,589,748	—
Taiwan	217,006	6,477,298	—
Thailand	76,434	2,807,647	—
Turkey	—	2,440,882	—
United Kingdom	3,762,595	149,582,273	—
United States	101,065,999	—	—
Exchange Traded Funds	721,439,848	—	—
Preferred Stocks:
Brazil	1,712,790	—	—
Germany	637,065	4,091,643	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Italy	$—	$84,744	$—
Rights:
Australia	—	—	—
Hong Kong	—	—	—
Spain	124,830	—	—
United Kingdom	149,451	1,432,084	—
Unaffiliated Mutual Funds	439,932,217	—	—
Warrants:
Luxembourg	—	6,043,662	—
Asset-Backed Securities	—	51,092,002	—
Commercial Mortgage-Backed Securities	—	39,248,697	—
Corporate Bonds	—	323,711,168	—
Foreign Government Bonds	—	14,900,942	—
Municipal Bonds	—	48,759,573	—
Residential Mortgage-Backed Securities	—	39,210,615	—
U.S. Government Agency Obligations	—	182,671,572	—
U.S. Treasury Obligations	—	267,522,021	—
Affiliated Money Market Mutual Fund	1,213,460,048	—	—
Other Financial Instruments*
Futures	(4,349,993)	—	—
Foreign Forward Currency Contracts	—	(3,344,853)	—
Total Return Swaps	—	(595,569)	—

Total	$2,585,341,332	$1,759,668,956	$—

 *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (5.8% represents investments purchased with collateral from securities on loan)	30.4%
Exchange Traded Funds	18.1
Unaffiliated Mutual Funds	11.1
Banks	6.8
U.S. Treasury Obligations	6.7
U.S. Government Agency Obligations	4.6
Oil & Gas	3.7
Insurance	2.1
Pharmaceuticals	1.8
Telecommunications	1.8
Metals & Mining	1.7
Asset-Backed Securities	1.3
Municipal Bonds	1.2
Residential Mortgage-Backed Securities	1.0
Commercial Mortgage-Backed Securities	1.0
Food	0.9
Chemicals	0.9
Diversified Financial Services	0.9
Auto Manufacturers	0.8
Commercial Services	0.7
Retail	0.7
Electric	0.6
Beverages	0.6
Real Estate	0.5
Transportation	0.5
Auto Parts & Equipment	0.5
Foreign Government Bonds	0.4
Construction & Engineering	0.4
Holding Companies	0.4
Media	0.4

Semiconductors	0.4%
Real Estate Investment Trusts	0.4
Electronic Components & Equipment	0.4
Home Builders	0.4
Building Materials	0.4
Aerospace & Defense	0.4
Healthcare Products	0.3
Tobacco	0.3
Software	0.3
Machinery & Equipment	0.3
Electronics	0.3
Cosmetics/Personal Care	0.2
Pipelines	0.2
Hand/Machine Tools	0.2
Advertising	0.2
Apparel	0.2
Distribution/Wholesale	0.2
Miscellaneous Manufacturing	0.2
Computers	0.2
Office Equipment & Supplies	0.2
Entertainment	0.2
Home Furnishings	0.1
Foods	0.1
Household Products/Wares	0.1
Investment Companies	0.1
Healthcare Services	0.1
Automobile Manufacturers	0.1
Paper & Forest Products	0.1
Internet	0.1
Containers & Packaging	0.1

109.3
Liabilities in excess of other assets	(9.3)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value
at 9/30/13
Equity contracts	$4,086,118
Foreign exchange contracts	(3,344,853)
Interest rate contracts	(1,281,653)

Total	$(540,388)

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 81.5%
COMMON STOCKS — 33.4%
Australia — 0.9%
Adelaide Brighton Ltd.	366,563	$1,262,175
ALS Ltd.	133,157	1,304,372
ARB Corp. Ltd.	37,874	447,735
Ausdrill Ltd.	168,449	246,351
Ausenco Ltd.	44,397	67,527
AWE Ltd.*	159,677	184,282
BHP Billiton Ltd.	33,832	1,125,679
BWP Trust, REIT	54,185	115,348
Cabcharge Australia Ltd.(a)	66,236	228,523
Cardno Ltd.(a)	182,634	1,059,208
Coca-Cola Amatil Ltd.	32,344	370,408
Codan Ltd.(a)	121,325	219,079
Collection House Ltd.	167,792	290,032
Decmil Group Ltd.(a)	143,889	302,419
Emeco Holdings Ltd.	361,241	79,447
Fleetwood Corp. Ltd.(a)	46,387	155,971
Flight Centre Ltd.	25,949	1,170,176
Forge Group Ltd.	75,327	369,215
Grange Resources Ltd.	551,522	97,822
GUD Holdings Ltd.(a)	47,653	270,291
Imdex Ltd.	84,831	69,732
Iress Ltd.	24,630	208,950
JB Hi-Fi Ltd.	12,680	247,900
Kingsgate Consolidated Ltd.(a)	149,103	238,674
Leighton Holdings Ltd.	39,476	709,658
Macquarie Group Ltd.	144,155	6,458,304
Mermaid Marine Australia Ltd.	145,436	502,338
Mineral Resources Ltd.	31,353	319,439
Monadelphous Group Ltd.(a)	106,274	1,905,866
Mount Gibson Iron Ltd.	499,367	343,841
Myer Holdings Ltd.	153,134	373,165
NRW Holdings Ltd.	417,125	566,339
OrotonGroup Ltd.	26,196	143,696
OZ Minerals Ltd.	67,301	279,181
Perilya Ltd.*	283,604	84,608
Platinum Asset Management Ltd.	44,749	229,725
Programmed Maintenance Services Ltd	76,978	201,793
Qantas Airways Ltd.*	93,944	129,505
QBE Insurance Group Ltd.	187,949	2,573,918
RCR Tomlinson Ltd.	165,294	552,970
Resolute Mining Ltd.	658,556	400,026
St Barbara Ltd.*	407,787	214,372
Telstra Corp. Ltd.	785,634	3,645,484
Thorn Group Ltd.	89,736	194,109
TPG Telecom Ltd.	179,556	727,034
Troy Resources Ltd.*(a)	32,909	46,647
Woolworths Ltd.	58,805	1,921,634
WorleyParsons Ltd.	31,927	725,823
Wotif.com Holdings Ltd.(a)	66,208	290,614

		33,671,405

Austria — 0.2%
ams AG	2,154	205,313
Oesterreichische Post AG	57,982	2,632,054
OMV AG	77,882	3,845,752
Raiffeisen Bank International AG	8,394	274,783

		6,957,902

Belgium — 0.2%
Ageas	26,485	1,073,206

	Shares	Value
COMMON STOCKS (Continued)
Belgium (cont’d.)
Barco NV	7,619	$602,645
Belgacom SA(a)	139,460	3,709,216
Colruyt SA	31,123	1,726,465
EVS Broadcast Equipment SA	6,495	418,983
Mobistar SA	38,589	655,942

		8,186,457

Bermuda — 0.5%
Arch Capital Group Ltd.*(a)	50,200	2,717,326
AXIS Capital Holdings Ltd	88,600	3,837,266
Invesco Ltd.	82,900	2,644,510
Marvell Technology Group Ltd.	191,600	2,203,400
Montpelier Re Holdings Ltd.	69,300	1,805,265
RenaissanceRe Holdings Ltd.	36,000	3,259,080
Validus Holdings Ltd.	86,100	3,183,978
Xyratex Ltd.	13,300	148,029

		19,798,854

Brazil — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	57,400	571,704
Cia Energetica de Minas Gerais, ADR(a)	120,844	1,044,092
Cia Hering	26,700	406,831
Cia Paranaense de Energia, ADR(a)	25,800	360,168
Eternit SA	30,100	129,293
Ez Tec Empreendimentos e Participacoes SA	74,900	1,032,439
Santos Brasil Participacoes SA, UTS	44,300	519,095
Souza Cruz SA	17,300	206,932
Telefonica Brasil SA, ADR	48,600	1,090,584
Tractebel Energia SA	69,500	1,157,131

		6,518,269

Cambodia
NagaCorp Ltd.	928,000	782,973

Canada — 1.0%
Agrium, Inc.	6,000	504,267
Allied Properties Real Estate Investment Trust, REIT	22,100	696,438
Artis Real Estate Investment Trust, REIT	39,800	549,059
Barrick Gold Corp.	166,500	3,100,306
Bird Construction, Inc.	3,800	46,520
Blackberry Ltd.*(a)	83,200	654,259
Canadian Natural Resources Ltd.	89,700	2,818,882
Canadian Oil Sands Ltd.	101,400	1,964,899
Cominar Real Estate Investment Trust, REIT	33,600	627,931
Constellation Software, Inc. (Canada)	1,500	264,468
Ensign Energy Services, Inc.	25,200	431,560
Evertz Technologies Ltd.	4,900	76,113
Genworth MI Canada, Inc.	90,600	2,548,111
Goldcorp, Inc.	104,100	2,708,490
HudBay Minerals, Inc.	29,800	243,885
IAMGOLD Corp.	106,600	509,171
Lightstream Resources Ltd.	15,029	108,262
Magna International, Inc.	26,900	2,218,489
Manulife Financial Corp.	155,700	2,575,727
MFC Industrial Ltd.	15,000	126,000
Nevsun Resources Ltd	259,100	825,055
Pason Systems, Inc	43,500	959,065
Petrominerales Ltd	47,100	534,993

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Power Financial Corp.	20,000	$622,300
Rogers Communications, Inc. (Class B Stock)	84,700	3,641,923
Shaw Communications, Inc. (Class B Stock)	49,100	1,140,209
Suncor Energy, Inc.	117,000	4,183,399
Teck Resources Ltd. (Class B Stock)	34,200	919,039
Tim Hortons, Inc.	17,400	1,009,200
Transcontinental, Inc. (Class A Stock)	38,500	550,934
TransGlobe Energy Corp.*	43,200	338,873

		37,497,827

Chile
Administradora de Fondos de Pensiones Habitat SA	321,204	526,157
ENTEL Chile SA	14,141	228,511
Inversiones Aguas Metropolitanas SA	68,643	130,157

		884,825

China — 0.5%
361 Degrees International Ltd.	929,000	229,080
Anta Sports Products Ltd.	645,000	831,785
Baoye Group Co. Ltd.	342,000	227,533
Changshoushou Food Co. Ltd.	107,000	105,879
Changyou.com Ltd., ADR*	5,500	195,360
Chaowei Power Holdings Ltd.	350,000	143,108
China BlueChemical Ltd. (Class H Stock)	1,468,000	866,370
China Green Agriculture, Inc.*	21,200	96,460
China Lilang Ltd.	350,000	206,928
China Lumena New Materials Corp	2,722,000	530,589
China Minzhong Food Corp. Ltd.*	516,000	462,530
China Mobile Ltd.	144,000	1,620,310
China Petroleum & Chemical Corp. (Class H Stock)	1,038,000	813,658
China Properties Group Ltd.*	187,000	49,850
China Rare Earth Holdings Ltd.*	600,000	96,832
China Sanjiang Fine Chemicals Co. Ltd.	660,000	277,843
China Shenhua Energy Co. Ltd. (Class H Stock)	489,000	1,492,540
China South City Holdings Ltd.	1,056,000	338,009
China Taifeng Beddings Holdings Ltd.	478,000	101,140
China Tontine Wines Group Ltd.*	4,728,000	198,427
China Travel International Investment Hong Kong Ltd.	914,000	179,270
CNOOC Ltd. (Class H Stock)	967,000	1,959,025
Dongyue Group (Class H Stock)	826,000	401,811
Giant Interactive Group, Inc., ADR	173,100	1,578,672
Guangdong Investment Ltd.	1,128,000	970,193
Jiangsu Expressway Co. Ltd. (Class H Stock)	276,000	325,610
Minth Group Ltd.	198,000	394,674
NetEase, Inc., ADR(a)	13,600	987,496
Peak Sport Products Co. Ltd.	418,000	100,315
Shenguan Holdings Group Ltd.	1,652,000	708,362
Silver Grant International	510,000	70,385
SinoMedia Holding Ltd.	218,000	189,612
Sinoref Holdings Ltd.*	2,064,000	141,347
Travelsky Technology Ltd. (Class H Stock)	419,000	336,973
Weiqiao Textile Co. (Class H Stock)	91,000	53,399
Xinhua Winshare Publishing and Media Co. Ltd. (Class H Stock)	269,000	148,083
XTEP International Holdings	499,500	235,385

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Zijin Mining Group Co. Ltd. (Class H Stock)	292,000	$70,380

		17,735,223

Cyprus
Globaltrans Investment PLC, GDR	54,537	791,605

Czech Republic
CEZ A/S	64,359	1,663,909
Telefonica Czech Republic A/S	12,393	196,789

		1,860,698

Denmark — 0.1%
A.P. Moller-Maersk A/S (Class B Stock)	283	2,596,009
Coloplast A/S (Class B Stock)	19,265	1,097,272
Novozymes A/S (Class B Stock)	7,382	282,527
SimCorp A/S	9,584	322,284

		4,298,092

Egypt
Centamin PLC*	1,145,458	822,925

Finland — 0.2%
Elisa OYJ	59,924	1,430,938
Orion OYJ (Class B Stock)	149,414	3,770,233
Sampo OYJ (Class A Stock)	30,986	1,332,908
Tieto OYJ	35,575	759,501
UPM-Kymmene OYJ	39,604	547,969

		7,841,549

France — 1.1%
Alten Ltd.	14,773	632,138
BioMerieux	2,659	257,562
BNP Paribas SA	94,077	6,363,791
Bouygues SA	16,556	606,023
Cie de St-Gobain	60,316	2,993,630
Cie Generale des Etablissements Michelin (Class B Stock)	56,760	6,294,787
CNP Assurances SA(a)	125,309	2,258,237
Credit Agricole SA*	25,353	279,559
Euler Hermes SA	11,430	1,395,852
Eutelsat Communications SA	17,566	555,189
Metropole Television SA	89,448	1,918,610
Natixis	79,599	381,144
Neopost SA(a)	14,170	1,031,824
Plastic Omnium SA	62,424	1,579,278
Renault SA	35,248	2,811,014
Sanofi	45,628	4,621,064
Societe BIC SA	12,513	1,455,201
Societe Generale SA	54,200	2,700,203
Total Gabon	888	567,857
Total SA	43,189	2,503,358
UBISOFT Entertainment*	11,548	178,548
Valeo SA(a)	16,031	1,368,322
Vinci SA	27,601	1,606,833

		44,360,024

Germany — 0.5%
Allianz SE	17,430	2,742,235
Axel Springer AG	30,366	1,693,413
Balda AG	27,214	182,250
BASF SE	50,170	4,811,323
Bertrandt AG	1,855	233,910
Bijou Brigitte AG	1,621	164,363

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Commerzbank AG*	49,103	$565,508
Deutsche Bank AG	54,061	2,481,468
Drillisch AG	19,008	458,052
Freenet AG*	13,518	326,591
Hannover Rueck SE	27,882	2,048,945
K+S AG(a)	49,526	1,280,309
Muenchener Rueckversicherungs AG	3,347	654,278
RWE AG	17,333	589,747
Software AG	8,209	292,216
Suedzucker AG	15,860	466,996

		18,991,604

Greece — 0.1%
Jumbo SA*	36,935	460,524
Metka SA	29,873	499,545
OPAP SA	132,548	1,479,734

		2,439,803

Hong Kong — 0.6%
AMVIG Holdings Ltd.	196,000	84,739
Asian Citrus Holdings Ltd.	805,888	276,697
Bosideng International Holdings Ltd.	2,114,000	510,009
C C Land Holdings Ltd.	363,000	97,549
Champion, REIT	430,000	195,965
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	—
Cheung Kong Holdings Ltd.	19,000	289,243
China Green Holdings Ltd.*	492,000	55,274
Coastal Greenland Ltd.*	2,414,000	129,302
CSI Properties Ltd.	5,120,000	197,986
Dah Sing Banking Group Ltd.	155,600	277,269
Dah Sing Financial Holdings Ltd.	131,600	759,379
Dan Form Holdings Co. Ltd.	722,000	80,016
Dorsett Hospitality International Ltd.	757,000	164,137
Emperor International Holdings	1,936,000	546,713
Enerchina Holdings Ltd.*	4,761,000	111,262
Fairwood Holdings Ltd.	34,500	71,111
First Pacific Co. Ltd.	1,154,000	1,275,519
Giordano International Ltd.	1,068,000	974,612
Great Eagle Holdings Ltd.	70,049	250,472
HKR International Ltd.	233,600	114,075
Huabao International Holdings Ltd.	1,103,000	463,672
Hutchison Telecommunications Hong Kong Holdings Ltd.	824,000	357,024
Hysan Development Co. Ltd.	100,000	446,448
K Wah International Holdings Ltd.	177,000	95,612
Kerry Properties Ltd.	209,500	894,850
Lai Sun Development*	4,019,000	118,214
Lai Sun Garment International Ltd.*	550,000	104,952
Norstar Founders Group Ltd.*	84,000	—
Pacific Textile Holdings Ltd.	387,000	478,018
Phoenix Satellite Television Holdings Ltd.	576,000	205,910
Ports Design Ltd.	431,000	303,269
Real Nutriceutical Group Ltd.	733,000	187,459
REXLot Holdings Ltd.	4,750,000	373,587
Shenzhou International Group Holdings Ltd.	211,000	685,501
Sinolink Worldwide Holdings Ltd.*	1,022,000	89,717
SJM Holdings Ltd.	528,000	1,487,773
SmarTone Telecommunications Holdings Ltd.	859,500	1,139,218
Sun Hung Kai Properties Ltd.	91,000	1,238,590
SUNeVision Holdings Ltd.	1,639,000	480,595

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Swire Pacific Ltd. (Class A Stock)	37,000	$443,834
Television Broadcasts Ltd.	186,000	1,173,445
Tianneng Power International Ltd.	404,000	157,388
Tibet 5100 Water Resources Holdings Ltd.	914,000	349,118
VTech Holdings Ltd.	42,700	551,630
Wharf Holdings Ltd. (The)	98,000	849,157
Wheelock & Co. Ltd.	436,000	2,312,939
Wing Hang Bank Ltd.	47,500	720,328

		22,169,577

Hungary
MOL Hungarian Oil & Gas PLC	2,555	184,970

India
Vedanta Resources PLC	35,541	621,819

Indonesia — 0.1%
Indo Tambangraya Megah Tbk PT	496,500	1,127,641
Perusahaan Gas Negara Persero Tbk PT	2,595,000	1,165,916
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,727,000	628,096
Surya Semesta Internusa Tbk PT	2,700,000	167,788
Tambang Batubara Bukit Asam Tbk PT	384,500	423,517
Telekomunikasi Indonesia Persero Tbk PT	6,842,500	1,243,170

		4,756,128

Ireland — 0.1%
Anglo Irish Bank Corp. PLC*	20,646	—
Irish Bank Resolution Corp.*	2,500	—
Paddy Power PLC	10,299	822,047
Seagate Technology PLC	26,800	1,172,232
Shire PLC	38,491	1,539,829

		3,534,108

Israel — 0.4%
Bank Hapoalim BM	349,433	1,768,197
Bank Leumi Le-Israel BM*	26,908	100,053
Bezeq Israeli Telecommunication Corp. Ltd. (The)	805,126	1,480,460
Check Point Software Technologies Ltd.*(a)	22,000	1,244,320
First International Bank of Israel Ltd.	4,056	66,588
Israel Chemicals Ltd.	276,132	2,331,751
Israel Discount Bank Ltd. (Class A Stock)*	546,888	985,847
Ituran Location and Control Ltd.	21,474	400,400
Shikun & Binui Ltd.	25,596	59,980
Teva Pharmaceutical Industries Ltd., ADR(a)	206,900	7,816,682

		16,254,278

Italy — 0.6%
A2A SpA	344,397	336,651
ASTM SpA	51,617	636,056
Azimut Holding SpA	25,947	593,442
Banca Monte dei Paschi di Siena SpA*(a)	126,844	35,257
Banca Piccolo Credito Valtellinese Scarl*	67,456	82,657
Banca Popolare dell’Emilia Romagna Scrl*	45,621	328,171
Banca Popolare di Milano Scarl*(a)	432,359	244,697
Banco Popolare Scarl*	163,308	243,233
Cairo Communication SpA	16,105	84,536
Danieli & C Officine Meccaniche SpA(a)	17,606	507,697
DiaSorin SpA(a)	42,617	1,838,355
Enel SpA	524,342	2,013,343
Eni SpA	106,256	2,442,632
Intesa Sanpaolo SpA	457,548	946,452

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Italy (cont’d.)
Italcementi SpA	20,906	$159,686
Mediobanca SpA	138,568	968,120
Recordati SpA	328,719	3,956,309
Societa Iniziative Autostradali e Servizi SpA	247,957	2,438,712
Telecom Italia SpA	4,238,605	3,487,477
UniCredit SpA	137,195	876,104

		22,219,587

Japan — 2.9%
ABC-Mart, Inc.	13,800	673,288
Aichi Bank Ltd. (The)	1,600	76,629
Aisan Industry Co. Ltd.	24,000	238,734
Aisin Seiki Co. Ltd.	19,400	831,699
Alpen Co. Ltd.	13,900	288,516
Alpine Electronics, Inc.	11,300	123,191
Amano Corp.	17,000	176,364
Amuse, Inc.	7,500	153,538
Anritsu Corp.	22,000	280,534
Aoyama Trading Co. Ltd.	12,000	327,838
Asahi Glass Co. Ltd.	34,000	211,248
Axell Corp.	4,500	88,951
Belluna Co. Ltd.	20,300	103,982
Canon Electronics, Inc.	11,300	208,433
Canon Marketing Japan, Inc.	21,600	287,559
Canon, Inc.	15,200	486,694
Cawachi Ltd.	7,100	140,769
Central Glass Co. Ltd.	15,000	49,777
Chiba Bank Ltd. (The)	98,000	717,698
Chori Co. Ltd.	15,800	179,662
Chudenko Corp.	11,100	155,172
Chugoku Marine Paints Ltd.	31,000	193,023
Cocokara Fine, Inc.	13,400	426,620
Corona Corp.	15,600	175,466
Create SD Holdings Co. Ltd.	16,100	589,559
Dai Nippon Printing Co. Ltd.	48,000	508,906
Daihatsu Motor Co. Ltd.	215,000	4,178,223
Daiichi Jitsugyo Co. Ltd.	9,000	39,593
Dai-ichi Seiko Co. Ltd.	4,500	63,490
Daiichikosho Co. Ltd.	52,100	1,422,127
Daikoku Denki Co. Ltd.	3,100	67,162
Daishi Bank Ltd. (The)	10,000	36,136
Daiwa Industries Ltd.	49,000	309,252
Dena Co. Ltd.(a)	20,800	423,370
Doshisha Co. Ltd.	2,800	40,074
Dr. Ci:Labo Co. Ltd.	185	550,689
Duskin Co. Ltd.	8,400	168,315
Dydo Drinco, Inc.	1,000	41,029
Eidai Co. Ltd.	31,000	160,201
Eighteenth Bank Ltd. (The)	53,000	125,474
Elecom Co. Ltd.	4,900	67,106
ESPEC Corp.	15,200	119,220
Exedy Corp.	18,600	458,297
FamilyMart Co. Ltd.	30,600	1,325,394
FCC Co. Ltd.	7,100	164,191
Fields Corp.	11,000	181,847
FJ Next Co. Ltd.	16,000	103,301
FUJIFILM Holdings Corp.	55,600	1,339,952
Fujishoji Co. Ltd.	10,000	125,630
Fujitsu General Ltd.	72,000	829,877
Fukuda Denshi Co. Ltd.	3,000	127,039
Fukushima Industries Corp.	6,800	106,698

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Fuyo General Lease Co. Ltd.	1,200	$45,195
Gendai Agency, Inc.	14,600	88,044
Gunma Bank Ltd. (The)	40,000	234,747
Hachijuni Bank Ltd. (The)	57,000	354,823
Hard Off Corp. Co. Ltd.	23,300	180,518
Higo Bank Ltd. (The)	102,000	598,817
Hogy Medical Co. Ltd.	5,300	293,981
Honeys Co. Ltd.	10,790	117,759
Hoshizaki Electric Co. Ltd.	11,900	411,210
Hoya Corp.	57,700	1,364,877
Hyakugo Bank Ltd. (The)	14,000	57,789
Idemitsu Kosan Co. Ltd.	2,800	242,684
Inaba Denki Sangyo Co. Ltd.	3,700	111,200
Inabata & Co. Ltd.	19,100	184,190
Infocom Corp.	12,200	109,930
INPEX Corp.	392,800	4,642,347
ITOCHU Corp.	79,000	973,216
Jaccs Co. Ltd.	31,000	156,152
Japan Digital Laboratory Co. Ltd.	15,200	180,786
Japan Petroleum Exploration Co	20,300	874,559
Japan Tobacco, Inc.	58,000	2,090,887
JGC Corp.	26,000	941,325
Jidosha Buhin Kogyo Co. Ltd.	20,000	105,886
JSP Corp.	4,100	67,104
Kagoshima Bank Ltd. (The)	96,000	656,100
Kaken Pharmaceutical Co. Ltd.	81,000	1,228,862
Kamei Corp.	18,000	136,926
Kandenko Co. Ltd.	42,000	253,923
Kanematsu Electronics Ltd.	15,100	196,704
Kato Sangyo Co. Ltd.	15,800	338,729
Keiyo Bank Ltd. (The)	41,000	216,159
Kinden Corp.	80,000	863,346
Kinki Sharyo Co. Ltd.	60,000	201,915
Kohnan Shoji Co. Ltd.	13,100	144,007
Koito Manufacturing Co. Ltd.	44,000	839,075
Konica Minolta, Inc.	69,000	581,242
Kosaido Co. Ltd.*	24,800	136,370
Kuroda Electric Co. Ltd.	18,600	248,953
KYORIN Holdings, Inc.	10,000	213,828
Kyowa Exeo Corp.	46,000	542,227
Macnica, Inc.	5,700	151,935
Maeda Road Construction Co. Ltd.	46,000	763,422
Mamiya-Op Co. Ltd.	83,000	161,749
Marubeni Corp.	36,000	284,703
Medipal Holdings Corp.	27,700	342,209
Ministop Co. Ltd.	12,100	188,721
Miraca Holdings, Inc.	39,200	1,751,931
Mitani Corp.	4,800	93,861
Mitsubishi Corp.	6,600	134,005
Mitsubishi UFJ Financial Group, Inc.	402,400	2,581,138
Mitsui & Co. Ltd.	42,000	612,441
Mitsui Matsushima Co. Ltd.	151,000	253,663
Mochida Pharmaceutical Co. Ltd.	3,000	196,552
Moonbat Co. Ltd.	19,000	40,179
Moshi Moshi Hotline, Inc.	52,200	610,772
MS&AD Insurance Group Holdings	93,700	2,455,936
MTI Ltd.	13,300	123,072
NAC Co. Ltd.	7,800	127,984
Namco Bandai Holdings, Inc.	91,900	1,718,457
Namura Shipbuilding Co. Ltd.	21,100	281,804
NEC Corp.	1,118,000	2,597,409

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
NEC Fielding Ltd.	4,000	$46,937
Nexon Co. Ltd.	50,600	618,448
NIFY Corp.	10,100	122,436
Nihon Parkerizing Co. Ltd.	24,000	491,971
Nippon Densetsu Kogyo Co. Ltd.	4,000	43,529
Nippon Electric Glass Co. Ltd.	38,000	204,066
Nippon Konpo Unyu Soko Co. Ltd.	58,000	1,018,277
Nippon Pillar Packing Co. Ltd.	26,000	191,300
Nippon Piston Ring Co. Ltd.	56,000	103,526
Nippon Steel & Sumitomo Metal Corp.	870,000	2,963,253
Nippon Steel Trading Co. Ltd.	48,600	168,539
Nippon Telegraph & Telephone Corp.	40,200	2,092,437
Nippon Yusen KK	854,000	2,708,248
Nissan Chemical Industries Ltd.	19,000	287,314
Nisshin Fudosan Co.	22,000	153,827
Nissin Kogyo Co. Ltd.	19,200	365,588
Nitori Holdings Co. Ltd.	4,350	398,353
Nittetsu Mining Co. Ltd.	40,000	223,764
Nittoku Engineering Co. Ltd.	11,400	104,714
Noritake Co. Ltd.	40,000	106,445
NTT DoCoMo, Inc.	142,100	2,302,609
Nuflare Technology, Inc.	2,200	278,964
Obic Co. Ltd.	11,800	381,667
Oita Bank Ltd. (The)	64,000	210,814
Oracle Corp. Japan	13,000	484,966
Otsuka Holdings Co. Ltd.	68,900	1,997,800
Otsuka Kagu Ltd.	10,300	105,939
Pacific Metals Co. Ltd.	26,000	107,435
Pal Co. Ltd.	12,700	318,605
PanaHome Corp.	11,000	72,529
Piolax, Inc.	13,600	426,739
Pressance Corp.	11,500	356,602
Resona Holdings, Inc.	53,900	276,723
Ricoh Co. Ltd.	186,000	2,155,263
Riken Corp.	64,000	272,923
Riso Kagaku Corp.	4,200	98,203
Rohm Co. Ltd.	8,700	358,760
Ryoden Trading Co. Ltd.	11,000	76,423
Ryosan Co. Ltd.	5,200	95,093
Sakai Chemical Industry Co. Ltd.	31,000	111,720
San-Ai Oil Co. Ltd.	16,000	69,232
San-In Godo Bank Ltd. (The)	66,000	513,169
Sankyo Frontier Co. Ltd.	24,000	182,409
Sanyo Housing Nagoya Co. Ltd.	15,800	181,312
Seino Holdings Co. Ltd.	39,000	399,206
Sekisui Jushi Corp.	36,000	521,418
Shimachu Co. Ltd.	11,600	288,213
Shin-Etsu Polymer Co. Ltd.	51,300	177,915
Shinko Shoji Co. Ltd.	4,300	36,822
Shiroki Corp.	64,000	145,201
Showa Corp.	24,400	329,011
Sinko Industries Ltd.	23,000	196,037
Sintokogio Ltd.	6,600	49,639
Skymark Airlines, Inc.(a)	46,300	175,153
SNT Corp.	18,300	69,737
Sogo Medical Co. Ltd.	7,000	268,981
Sony Corp.	104,900	2,251,665
Sony Financial Holdings, Inc.	75,100	1,379,754
SRA Holdings	5,600	63,721
St Marc Holdings Co. Ltd.	4,500	227,590
Step Co. Ltd.	16,100	145,210

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Studio Alice Co. Ltd.	18,300	$240,166
Sugi Holdings Co. Ltd.	100	4,294
Sumitomo Corp.	9,000	121,641
Sumitomo Densetsu Co. Ltd.	34,500	470,537
Sumitomo Metal Mining Co. Ltd.	274,000	3,893,601
Sumitomo Mitsui Financial Group, Inc.	8,200	397,089
Sumitomo Mitsui Trust Holdings, Inc.	489,000	2,430,363
Sundrug Co. Ltd.	24,300	1,212,945
T&D Holdings, Inc.	174,400	2,165,556
T. RAD Co. Ltd.	58,000	189,693
Tachi-S Co. Ltd.	13,200	200,588
Taihei Dengyo Kaisha Ltd.	26,000	190,643
Taihei Kogyo Co. Ltd.	54,000	211,920
Taiho Kogyo Co. Ltd.	3,800	49,508
Taka-Q Ltd.	39,000	131,778
TBK Co. Ltd.	12,000	67,278
Tecmo Koei Holdings Co. Ltd.	51,100	552,678
Teikoku Sen-I Co. Ltd. (Class I Stock)	33,000	286,731
Toa Corp.	7,000	58,909
TOA ROAD Corp.	26,000	126,825
Toagosei Co. Ltd.	195,000	869,818
Tocalo Co. Ltd.	9,200	137,254
Tokai Corp.	14,200	381,592
Tokai Rika Co. Ltd.	20,600	438,149
Tokai Rubber Industries Ltd.	25,400	247,651
Tokyo Ohka Kogyo Co. Ltd.	9,300	207,203
Tokyo Tekko Co. Ltd.	36,000	156,879
Tomen Electronics Corp.	4,400	48,868
Tomoe Engineering Co. Ltd.	13,000	225,595
Toppan Forms Co. Ltd.	30,400	297,181
Toppan Printing Co. Ltd.	32,000	258,622
Topre Corp.	5,000	64,522
Toshiba Machine Co. Ltd.	52,000	269,593
Toshiba Plant Systems & Services Corp.	46,000	764,128
Toyo Ink SC Holdings Co. Ltd.	81,000	421,760
Toyo Seikan Group Holdings Ltd.	26,200	516,332
Transcosmos, Inc.	10,500	184,279
Trend Micro, Inc.	16,500	616,582
TS Tech Co. Ltd.	29,400	1,162,753
Unipres Corp.	23,200	492,894
Universal Entertainment Corp.	15,700	335,719
UNY Group Holdings Co. Ltd.	16,000	103,389
USS Co. Ltd.	55,000	796,362
Wakita & Co. Ltd.	36,000	476,840
Warabeya Nichiyo Co. Ltd.	3,300	58,520
Yamaya Corp.	2,900	44,109
Yamazen Corp.	26,200	170,418
Yellow Hat Ltd.	5,000	93,693
Yodogawa Steel Works Ltd.	65,000	287,265
Yorozu Corp.	16,300	324,766
Yusen Logistics Co. Ltd.	17,900	196,777

		111,192,272

Kazakhstan — 0.1%
KazMunaiGas Exploration Production, GDR	170,804	2,442,924

Luxembourg — 0.1%
ArcelorMittal	210,723	2,889,148
Millicom International Cellular SA, SDR	15,885	1,405,300

		4,294,448

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Macau
Wynn Macau Ltd.	312,800	$1,069,211

Malaysia
Carlsberg Brewery Malaysia Bhd	24,900	97,805
Genting Malaysia Bhd	325,600	421,780
Globetronics Technology Bhd	217,800	194,474
Kulim Malaysia Bhd	324,000	326,271
Malton Bhd	170,000	43,591
Media Prima Bhd	88,400	73,476
Mudajaya Group Bhd	311,300	259,924
Padini Holdings Bhd	193,000	104,263
Petronas Chemicals Group Bhd	178,300	374,746
YTL Power International Bhd	1	1

		1,896,331

Mexico
America Movil SAB de CV (Class L Stock), ADR(a)	17,800	352,618
Desarrolladora Homex SAB de CV, ADR*	35,800	75,896
Fresnillo PLC	20,433	321,692
Grupo Mexico SAB de CV (Class B Stock)	219,782	658,028

		1,408,234

Netherlands — 0.5%
Aegon NV	507,231	3,753,128
ING Groep NV, CVA*	23,601	267,800
Koninklijke Ahold NV	312,245	5,409,712
Royal Dutch Shell PLC (Class A Stock), (XEQT)	142,548	4,694,902
Royal Dutch Shell PLC (Class A Stock), (XLON)	142,684	4,703,680
Ziggo NV	30,247	1,225,677

		20,054,899

New Zealand
Air New Zealand Ltd.	302,159	380,092
Sky Network Television Ltd.	254,363	1,228,462
Warehouse Group Ltd. (The)	43,394	131,910

		1,740,464

Norway — 0.4%
Fred Olsen Energy ASA	15,844	703,387
Kongsberg Gruppen A/S	17,513	342,207
Songa Offshore SE*(a)	38,510	42,316
SpareBank 1 SR Bank ASA	29,526	234,214
Statoil ASA	204,426	4,643,170
Telenor ASA	193,714	4,427,031
TGS Nopec Geophysical Co. ASA	81,898	2,410,924
Yara International ASA	86,685	3,579,356

		16,382,605

Poland — 0.2%
Asseco Poland SA	20,956	327,074
Enea SA*	89,881	407,607
Grupa Lotos SA*	17,618	207,226
KGHM Polska Miedz SA	90,283	3,562,865
PGE SA	346,313	1,844,925
Tauron Polska Energia SA	502,304	770,640

		7,120,337

Portugal — 0.1%
Banco Espirito Santo SA*	493,020	524,604
Portucel SA	498,703	1,812,015

	Shares	Value
COMMON STOCKS (Continued)
Portugal (cont’d.)
Semapa-Sociedade de Investimento e Gestao	11,713	$109,971
Sonaecom - SGPS SA	189,930	527,906

		2,974,496

Puerto Rico
Doral Financial Corp.*	8,865	169,144
Triple-S Management Corp. (Class B Stock)*(a)	14,100	259,299

		428,443

Russia — 0.2%
Alliance Oil Co. Ltd., SDR*	33,566	252,505
Gazprom Neft OAO, ADR	14,924	326,239
Gazprom OAO, ADR	261,983	2,310,690
Lukoil OAO, ADR	44,056	2,800,199
Rosneft OAO, GDR	38,800	323,980
RusHydro JSC, ADR	90,228	141,658
Sistema JSFC, GDR	32,132	678,188
Surgutneftegas OAO, ADR	115,601	1,013,821
Tatneft OAO, ADR	9,700	379,997
Uralkali OJSC, GDR	16,516	433,088

		8,660,365

Singapore — 0.1%
Ausgroup Ltd.	496,000	130,959
Avago Technologies Ltd.	6,700	288,904
Boustead Singapore Ltd.	124,000	135,979
ComfortDelGro Corp. Ltd.	621,000	977,196
Great Eastern Holdings Ltd.	7,000	95,193
Hong Fok Corp. Ltd.	357,000	204,814
Hong Leong Asia Ltd.	92,000	105,281
Hong Leong Finance Ltd.	34,000	70,752
Jardine Cycle & Carriage Ltd.	33,000	1,004,992
Pan-United Corp. Ltd.	91,000	65,360
StarHub Ltd.	291,000	995,679
UMS Holdings Ltd.	462,000	191,351
UOL Group Ltd.	81,000	397,664
XP Power Ltd.	4,084	91,108

		4,755,232

South Africa — 0.4%
AVI Ltd.	29,016	172,965
Capital Property Fund, UTS	72,437	76,331
Coronation Fund Managers Ltd.	51,661	352,705
Gold Fields Ltd.	133,867	612,922
Hudaco Industries Ltd.	3,366	33,522
Kumba Iron Ore Ltd.	28,003	1,293,512
Lewis Group Ltd.	36,837	239,691
MMI Holdings Ltd.	351,311	853,609
MTN Group Ltd.	162,495	3,173,247
Raubex Group Ltd.	56,898	132,537
Reunert Ltd.	181,961	1,316,828
Sanlam Ltd.	85,590	398,758
Sasol Ltd.	65,335	3,118,610
Spar Group Ltd. (The)	36,860	444,977
Sun International Ltd.	8,676	84,416
Truworths International Ltd.	33,209	297,748
Vodacom Group Ltd.	213,750	2,651,654
Wilson Bayly Holmes-Ovcon Ltd.	33,582	535,158

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Woolworths Holdings Ltd.	75,707	$559,756

		16,348,946

South Korea — 0.5%
Chinyang Holdings Corp.	72,190	144,068
Daechang Forging Co. Ltd.	3,140	147,750
Daelim Industrial Co. Ltd.	5,450	491,916
DCM Corp.	15,610	165,357
Dongsuh Co., Inc.	3,294	86,406
Dongyang E&P, Inc.	8,764	146,242
Global & Yuasa Battery Co. Ltd.	7,340	362,957
Halla Visteon Climate Control Corp.	23,830	903,614
Hyundai Mobis	2,630	699,637
INTOPS Co. Ltd.	9,489	203,791
KB Financial Group, Inc.	10,850	381,995
Kia Motors Corp.	64,296	3,903,183
Korea Zinc Co. Ltd.	2,441	738,400
KT Corp.	8,120	271,954
KT&G Corp.	35,101	2,514,143
Kyung Nong Corp.	28,580	101,919
MegaStudy Co. Ltd.	2,287	161,651
Neowiz Corp.*	11,666	118,831
S&T Dynamics Co. Ltd.	12,750	167,825
Samsung Electronics Co. Ltd.	3,922	4,988,760
Sejong Industrial Co. Ltd.	15,860	252,186
Sindoh Co. Ltd.	6,489	375,399
Sun Kwang Co. Ltd.	5,910	100,296
Tae Kyung Chemical Co. Ltd.	10,160	46,099
Tae Kyung Industrial Co. Ltd.	23,720	102,634
Tailim Packaging Industrial Co. Ltd.	50,370	107,113
Woori Finance Holdings Co. Ltd.	18,020	209,594
Youngone Holdings Co. Ltd.	2,680	154,643

		18,048,363

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	470,508	5,261,414
Banco Santander SA	371,493	3,028,833
Bolsas y Mercados Espanoles SA(a)	37,507	1,189,845
CaixaBank	48,848	214,633
Duro Felguera SA	185,545	1,270,605
Enagas SA	140,251	3,437,155
Gas Natural SDG SA	113,558	2,374,174
Mapfre SA	233,248	834,937
Red Electrica Corp. SA	60,317	3,433,283
Repsol SA	139,828	3,466,845
Viscofan SA	29,164	1,667,743

		26,179,467

Sweden — 0.3%
Atlas Copco AB (Class A Stock)	62,999	1,845,527
Axfood AB	43,355	2,117,090
Betsson AB	12,066	356,891
Clas Ohlson AB	18,207	291,084
Hexpol AB	11,312	799,866
HIQ International AB	31,750	201,565
Industrivarden AB (Class C Stock)	23,259	428,154
Modern Times Group AB (Class B Stock)	6,508	339,594
Oriflame Cosmetics SA, SDR(a)	76,065	2,412,991
TeliaSonera AB	427,281	3,269,106

		12,061,868

	Shares	Value
COMMON STOCKS (Continued)
Switzerland — 0.7%
ACE Ltd.	55,600	$5,201,936
Allied World Assurance Co. Holdings AG	35,700	3,548,223
BB Biotech AG	11,635	1,641,766
Credit Suisse Group AG*	81,924	2,505,394
EMS-Chemie Holding AG	774	273,892
Glencore Xstrata PLC*	591,072	3,218,580
Helvetia Holding AG	3,467	1,538,397
Highlight Communications AG	24,754	120,558
Implenia AG*	6,304	380,633
Novartis AG	5,001	384,668
Roche Holding AG	20,487	5,528,896
Swatch Group AG (The)	525	338,112
Swisscom AG	1,421	682,827
Vaudoise Assurances Holding SA	174	73,452
Walter Meier AG	1,295	87,064

		25,524,398

Taiwan — 0.3%
Ability Enterprise Co. Ltd.	121,000	90,657
Audix Corp.	71,000	66,758
AV Tech Corp.	58,000	175,242
Chenbro Micom Co. Ltd.	170,000	177,777
China Steel Chemical Corp.	63,000	370,730
Chipbond Technology Corp.	149,000	307,668
CviLux Corp.	85,000	100,199
Dynapack International Technology Corp.	103,000	291,771
Elite Material Co. Ltd.	190,000	160,439
Formosan Rubber Group, Inc.	315,000	261,098
Gigabyte Technology Co. Ltd.	337,000	327,606
Holiday Entertainment Co. Ltd.	205,000	253,416
Kwong Fong Industries	244,000	133,637
Lumax International Corp. Ltd.	63,300	149,712
Micro-Star International Co. Ltd.	159,000	101,959
Pan Overseas Corp.	136,000	115,260
Phihong Technology Co. Ltd.	173,626	106,593
Phison Electronics Corp.	54,000	389,109
Portwell, Inc.	255,000	231,149
Powertech Technology, Inc.	735,000	1,382,510
Radiant Opto-Electronics Corp.	144,200	514,305
Realtek Semiconductor Corp.	173,720	424,392
Sercomm Corp.	69,000	97,755
Shin Kong Financial Holding Co. Ltd.	816,000	276,157
Shin Zu Shing Co. Ltd.	71,000	156,675
Sigurd Microelectronics Corp	303,000	291,154
Silicon Motion Technology Corp., ADR	6,900	90,114
Silitech Technology Corp.	103,397	136,921
Simplo Technology Co. Ltd.	57,000	277,008
Sirtec International Co. Ltd.	84,000	154,776
Syncmold Enterprise Corp.	88,000	148,354
Taiwan Chinsan Electronic Industrial Co. Ltd.	43,000	71,679
Taiwan Secom Co. Ltd.	65,000	155,445
Taiwan Sogo Shin Kong Security Corp.	212,000	262,794
Test Research, Inc.	221,177	313,435
Topco Scientific Co. Ltd.	151,698	253,139
TPK Holding Co. Ltd.	64,000	581,097
Ways Technical Corp. Ltd.	32,000	54,972
Zeng Hsing Industrial Co. Ltd.	60,899	290,546

		9,744,008

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand — 0.2%
Banpu PCL, NVDR	446,000	$392,933
BEC World PCL, NVDR	433,100	787,399
Delta Electronics Thailand PCL, NVDR	1,006,600	1,590,605
Hana Microelectronics PCL, NVDR	248,300	183,367
Lanna Resources PCL, NVDR	286,800	110,211
MCOT PCL	183,200	202,327
PTT Exploration & Production PCL, NVDR	176,500	923,991
PTT PCL, NVDR	155,300	1,570,827
Thai Tap Water Supply PCL	1,109,800	355,451

		6,117,111

Turkey — 0.1%
Aksa Akrilik Kimya Sanayii	16,321	69,141
Aygaz A/S	84,368	375,073
Eczacibasi Yatirim Holding Ortakligi A/S	43,560	131,842
Ege Seramik Sanayi Ve Ticaret A/S	156,732	166,188
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	64,388	166,470
Koza Altin Isletmeleri A/S	21,136	336,392
Koza Anadolu Metal Madencilik Isletmeleri A/S*	113,772	230,374
Tofas Turk Otomobil Fabrikasi A/S	46,572	283,762
Turk Hava Yollari	133,291	508,266
Turk Telekomunikasyon A/S	511,237	1,779,937
Turk Traktor ve Ziraat Makineleri A/S	28,347	828,373

		4,875,818

United Kingdom — 5.0%
Aberdeen Asset Management PLC	298,848	1,830,273
Aero Inventory PLC*	16,478	—
Afren PLC*	321,662	719,562
African Barrick Gold PLC	178,986	475,155
AMEC PLC	88,930	1,545,019
Amlin PLC	444,749	2,912,133
Anglo American PLC	203,946	5,007,875
Anglo American PLC	7,681	188,414
Antofagasta PLC	160,351	2,123,695
Ashmore Group PLC	381,976	2,410,881
AstraZeneca PLC	164,531	8,553,200
Avocet Mining PLC*	353,989	83,084
BAE Systems PLC	403,610	2,966,477
Balfour Beatty PLC	318,036	1,464,558
Barclays PLC	474,737	2,028,883
Beazley PLC	437,549	1,485,292
BG Group PLC	21,488	410,201
BHP Billiton PLC	35,281	1,037,842
BP PLC	514,910	3,609,973
British American Tobacco PLC	68,107	3,584,442
British Sky Broadcasting Group PLC	276,213	3,890,324
Bumi PLC*	24,441	86,607
Catlin Group Ltd	328,506	2,574,433
Centrica PLC	724,057	4,333,442
Chesnara PLC	14,260	62,100
Close Brothers Group PLC	72,778	1,376,969
Cobham PLC	585,436	2,722,086
CSR PLC	27,140	226,166
Dart Group PLC	131,498	537,530
Debenhams PLC	609,288	1,007,776
Delphi Automotive PLC	41,900	2,447,798
Devro PLC	12,154	63,764
Diploma PLC	27,543	291,279
Dunelm Group PLC	10,784	161,217

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Electra Private Equity PLC*	1,102,500	$39,806,940
Elementis PLC	123,637	479,478
Eurasian Natural Resources Corp. PLC*	31,311	107,720
Fenner PLC	128,890	830,460
Fidessa Group PLC	1,575	50,647
GlaxoSmithKline PLC	297,009	7,467,663
Go-Ahead Group PLC	2,569	69,766
Greggs PLC	172,106	1,180,251
Halfords Group PLC	127,747	813,655
Halma PLC	82,842	759,476
HICL Infrastructure Co. Ltd.	9,948,617	20,921,569
Highland Gold Mining Ltd.	204,029	237,759
Hiscox Ltd.	185,952	1,951,789
Home Retail Group PLC	88,929	241,751
HSBC Holdings PLC, (QMTF)	571,085	6,181,089
HSBC Holdings PLC, (XHKG)	484,400	5,246,475
IG Group Holdings PLC	129,820	1,216,347
IMI PLC	69,086	1,626,565
Interserve PLC	71,987	654,737
ITE Group PLC	108,177	476,000
J Sainsbury PLC	172,852	1,095,496
Jardine Lloyd Thompson Group PLC	11,706	179,120
JKX Oil & Gas PLC*(a)	160,343	163,536
Kazakhmys PLC(a)	142,839	613,920
Ladbrokes PLC	232,016	635,326
Lancashire Holdings Ltd.	76,183	947,200
Legal & General Group PLC	1,363,057	4,325,216
Micro Focus International PLC	54,141	664,380
Mitie Group PLC	372,008	1,781,718
Morgan Crucible Co. PLC	254,136	1,278,084
Next PLC	14,937	1,248,050
Pace PLC	36,176	148,698
PayPoint PLC	5,477	94,165
Petropavlovsk PLC	87,021	108,371
Playtech PLC	51,557	614,445
QinetiQ Group PLC	532,715	1,651,580
Reckitt Benckiser Group PLC	55,971	4,092,344
Restaurant Group PLC (The)	59,336	510,881
Rio Tinto PLC	15,609	761,927
Royal Bank of Scotland Group PLC*	489,394	2,840,399
Sage Group PLC (The)	141,375	754,906
Senior PLC	207,398	907,296
Smith & Nephew PLC	313,750	3,914,365
Smiths Group PLC	62,808	1,420,563
Spectris PLC	13,893	495,876
Spirax-Sarco Engineering PLC	24,320	1,185,348
Spirent Communications PLC	171,389	354,219
St. Ives PLC	36,303	102,166
Standard Life PLC	94,110	525,900
Tesco PLC	399,849	2,324,544
Ultra Electronics Holdings PLC	33,994	1,039,065
Unibet Group PLC	5,816	233,483
Unilever PLC	17,395	676,326
Victrex PLC	39,468	1,020,417
Weir Group PLC (The)	10,275	387,311
WH Smith PLC	84,301	1,127,994
William Hill PLC	150,358	980,379
WM Morrison Supermarkets PLC	481,577	2,183,473
WS Atkins PLC	7,457	141,179

		196,068,253

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States — 13.3%
3M Co.	23,500	$2,806,135
Abbott Laboratories	170,800	5,668,852
AbbVie, Inc.	173,961	7,781,276
Abercrombie & Fitch Co. (Class A Stock)(a)	4,600	162,702
Accenture PLC (Class A Stock)	38,200	2,813,048
Adams Resources & Energy, Inc.	2,200	122,122
Aetna, Inc.	3,900	249,678
Aflac, Inc.	128,400	7,959,516
Alaska Air Group, Inc.	40,400	2,529,848
Alcoa, Inc.(a)	330,200	2,681,224
Allegiant Travel Co.(a)	5,900	621,624
Alliance Resource Partners LP(a)	27,200	2,016,336
Almost Family, Inc.	2,100	40,803
Alpha & Omega Semiconductor Ltd.*	12,100	101,761
Altria Group, Inc.	63,300	2,174,355
Amdocs Ltd.	7,900	289,456
American Capital Ltd.*	24,900	342,375
American Eagle Outfitters, Inc.	49,800	696,702
American Equity Investment Life. Holding Co.(a)	60,100	1,275,322
American Financial Group, Inc.	64,200	3,470,652
American International Group, Inc.	76,900	3,739,647
Amgen, Inc.	13,700	1,533,578
Amphenol Corp. (Class A Stock)	4,800	371,424
AmSurg Corp.*	80,200	3,183,940
Analog Devices, Inc.	14,900	701,045
Apache Corp.	60,200	5,125,428
Apollo Group, Inc. (Class A Stock)*	13,400	278,854
Apple, Inc.	15,677	7,474,010
Argan, Inc.	9,400	206,518
ARMOUR Residential, Inc., REIT	54,100	227,220
Ashland, Inc.	31,700	2,931,616
Aspen Insurance Holdings Ltd.(a)	67,100	2,435,059
Atlas Air Worldwide Holdings, Inc.*	5,000	230,550
Automatic Data Processing, Inc.	27,900	2,019,402
Avnet, Inc.	12,700	529,717
AVX Corp.	30,300	397,839
AXT, Inc.*	16,200	37,908
Baker Hughes, Inc.	47,600	2,337,160
Ballantyne Strong, Inc.*	19,500	83,070
Bank of America Corp.	520,500	7,182,900
Baxter International, Inc.	53,700	3,527,553
Becton, Dickinson and Co.(a)	33,400	3,340,668
Bed Bath & Beyond, Inc.*(a)	17,500	1,353,800
Big Lots, Inc.*(a)	18,000	667,620
Bio-Reference Labs, Inc.*(a)	14,200	424,296
Boart Longyear Ltd.(a)	95,939	38,933
Booz Allen Hamilton Holding Corp.	31,800	614,376
BP Prudhoe Bay Royalty Trust	4,300	372,767
Brady Corp. (Class A Stock)	19,400	591,700
Bridgepoint Education, Inc.*	33,200	598,928
Brocade Communications Systems, Inc.*	78,700	633,535
Buckle, Inc. (The)(a)	17,300	935,065
C&J Energy Services, Inc.*(a)	40,200	807,216
C.R. Bard, Inc.	18,100	2,085,120
CA, Inc.	118,700	3,521,829
CACI International, Inc. (Class A Stock)*(a)	16,500	1,140,315
Calamos Asset Management, Inc. (Class A Stock)	17,600	175,824
Capital One Financial Corp.(a)	7,700	529,298
Capital Southwest Corp.	15,200	519,992

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cash America International, Inc.(a)	13,800	$624,864
CBOE Holdings, Inc.	29,500	1,334,285
CF Industries Holdings, Inc.	17,400	3,668,442
Cheesecake Factory, Inc. (The)(a)	13,800	606,510
Chemed Corp.(a)	35,500	2,538,250
Chevron Corp.	39,851	4,841,897
Chico’s FAS, Inc.	26,100	434,826
Cisco Systems, Inc.	269,100	6,302,322
Citigroup, Inc.	124,970	6,062,295
CLARCOR, Inc.	4,700	260,991
Cliffs Natural Resources, Inc.(a)	9,800	200,900
CNA Financial Corp.	29,600	1,130,128
CNO Financial Group, Inc.	48,300	695,520
Coca-Cola Co. (The)	26,500	1,003,820
Colgate-Palmolive Co.	39,000	2,312,700
Colony Financial, Inc., REIT	47,800	955,044
Comerica, Inc.	66,500	2,614,115
Computer Sciences Corp.	37,400	1,935,076
ConocoPhillips	20,100	1,397,151
Copart, Inc.*	10,000	317,900
Corning, Inc.	351,800	5,132,762
Courier Corp.	12,500	197,750
CSG Systems International, Inc.(a)	7,000	175,350
CSS Industries, Inc.	2,700	64,827
CSX Corp.	41,800	1,075,932
CTC Media, Inc.	75,400	792,454
Cummins, Inc.	18,300	2,431,521
Cyberonics, Inc.*	4,800	243,552
D.R. Horton, Inc.(a)	108,000	2,098,440
Darling International, Inc.*	20,900	442,244
Delek US Holdings, Inc.	14,100	297,369
Deluxe Corp.	51,200	2,132,992
Denbury Resources, Inc.*	122,100	2,247,861
Devon Energy Corp.	50,300	2,905,328
DeVry, Inc.	30,800	941,248
DIRECTV*	9,200	549,700
Discover Financial Services	51,200	2,587,648
Dolby Laboratories, Inc. (Class A Stock)(a)	13,700	472,787
Domtar Corp.	7,100	563,882
Dorchester Minerals LP(a)	8,500	203,065
Dover Corp.	20,700	1,859,481
DSW, Inc. (Class A Stock)	6,400	546,048
Ebix, Inc.(a)	15,500	154,070
Eli Lilly & Co.	157,100	7,906,843
EMC Corp.	139,300	3,560,508
Emerson Electric Co.	47,200	3,053,840
Endurance Specialty Holdings Ltd.(a)	12,400	666,128
Energizer Holdings, Inc.	39,600	3,609,540
EPR Properties, REIT(a)	3,200	155,968
Exponent, Inc.	1,000	71,840
Express, Inc.*	38,700	912,933
Exxon Mobil Corp.	53,900	4,637,556
EZCORP, Inc. (Class A Stock)*	31,800	536,784
F5 Networks, Inc.*	8,700	746,112
FactSet Research Systems, Inc.(a)	7,700	840,070
FBL Financial Group, Inc. (Class A Stock)	2,713	121,814
FBR & Co.*	2,400	64,344
First Citizens BancShares, Inc. (Class A Stock)	1,600	328,960
First Solar, Inc.*(a)	9,500	381,995
Fonar Corp.*	12,980	74,895

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Foot Locker, Inc.	27,900	$946,926
Forward Air Corp	12,600	508,410
Franklin Resources, Inc.	10,500	530,775
Freeport-McMoRan Copper & Gold, Inc.	21,700	717,836
Gannett Co., Inc.	16,200	433,998
Gap, Inc. (The)	9,700	390,716
Garmin Ltd.(a)	59,900	2,706,881
General Dynamics Corp.	33,600	2,940,672
General Motors Co.*(a)	72,700	2,615,019
Genworth Financial, Inc. (Class A Stock)*	46,800	598,572
Goldman Sachs Group, Inc. (The)	37,400	5,917,054
Grand Canyon Education, Inc.*	6,700	269,876
Guess?, Inc.	46,800	1,396,980
Harris Corp.	24,600	1,458,780
Harte-Hanks, Inc.	25,200	222,516
Hartford Financial Services Group, Inc. (The)(a)	73,000	2,271,760
HCA Holdings, Inc.	27,600	1,179,900
HCC Insurance Holdings, Inc.	16,400	718,648
Helmerich & Payne, Inc.(a)	57,500	3,964,625
Hess Corp.	35,200	2,722,368
Hewlett-Packard Co.	34,800	730,104
Hibbett Sports, Inc.*(a)	7,500	421,125
Hollyfrontier Corp.(a)	53,100	2,236,041
Horace Mann Educators Corp.	22,100	627,198
Hormel Foods Corp.(a)	25,000	1,053,000
Host Hotels & Resorts, Inc., REIT(a)	148,700	2,627,529
Hubbell, Inc. (Class B Stock)	16,300	1,707,262
Humana, Inc.	20,600	1,922,598
Illinois Tool Works, Inc.	20,700	1,578,789
Intel Corp.	348,800	7,994,496
InterDigital, Inc.	7,600	283,708
International Business Machines Corp.(a)	22,900	4,240,622
Intersections, Inc.	20,400	178,908
Intuit, Inc.(a)	25,400	1,684,274
Intuitive Surgical, Inc.*	700	263,389
Invesco Mortgage Capital, Inc., REIT	16,200	249,318
Iridium Communications, Inc.*(a)	25,500	175,440
ITT Educational Services, Inc.*(a)	6,000	186,000
J&J Snack Foods Corp.	11,300	912,136
j2 Global, Inc.(a)	11,200	554,624
Jack Henry & Associates, Inc.	18,900	975,429
Johnson & Johnson	45,300	3,927,057
Joy Global, Inc.(a)	37,000	1,888,480
JPMorgan Chase & Co.	111,300	5,753,097
KeyCorp.	101,300	1,154,820
Kimberly-Clark Corp.	40,000	3,768,800
KLA-Tencor Corp.	38,900	2,367,065
Kohl’s Corp.	11,600	600,300
L-3 Communications Holdings, Inc.	18,400	1,738,800
Laboratory Corp. of America Holdings*(a)	46,900	4,649,666
Lam Research Corp.*	52,600	2,692,594
Lancaster Colony Corp.	26,300	2,059,027
Landstar System, Inc.	14,200	794,916
Leggett & Platt, Inc.	45,100	1,359,765
Lennar Corp. (Class A Stock)(a)	67,000	2,371,800
Lexmark International, Inc. (Class A Stock)(a)	28,900	953,700
Lincoln National Corp.	17,100	718,029
Lockheed Martin Corp.	37,300	4,757,615
Lorillard, Inc.(a)	111,359	4,986,656

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
LyondellBasell Industries NV*	66,800	$4,891,764
Magellan Health Services, Inc.*	22,400	1,343,104
Manhattan Associates, Inc.*	3,500	334,075
Marathon Oil Corp.	66,100	2,305,568
Marathon Petroleum Corp.	40,800	2,624,256
Mattel, Inc.(a)	58,800	2,461,368
Maxim Integrated Products, Inc.	48,800	1,454,240
MBIA, Inc.*	34,100	348,843
McDonald’s Corp.	13,800	1,327,698
McGraw Hill Financial, Inc.	27,800	1,823,402
MEDNAX, Inc.*(a)	31,300	3,142,520
Medtronic, Inc.	149,500	7,960,875
Men’s Wearhouse, Inc. (The)	15,200	517,560
Merck & Co., Inc.	133,200	6,341,652
Meredith Corp.(a)	23,600	1,123,832
Meridian Bioscience, Inc.	7,600	179,740
Microsoft Corp.	248,200	8,267,542
Morgan Stanley.	98,900	2,665,355
Morningstar, Inc.	1,600	126,816
MSC Industrial Direct Co., Inc. (Class A Stock)	12,100	984,335
Murphy Oil Corp.(a)	52,300	3,154,736
Murphy USA, Inc.*	10,875	439,241
Myriad Genetics, Inc.*(a)	27,300	641,550
Nabors Industries Ltd.	24,900	399,894
National Oilwell Varco, Inc.(a)	33,600	2,624,496
National Western Life Insurance Co. (Class A Stock)	2,100	423,717
Nature’s Sunshine Products, Inc	14,800	282,236
NewMarket Corp.	4,300	1,238,013
Newmont Mining Corp.	17,800	500,180
Nicholas Financial, Inc.	16,900	275,301
Noble Corp.	66,500	2,511,705
Northern Trust Corp.	9,000	489,510
Northrop Grumman Corp.	49,100	4,677,266
Nu Skin Enterprises, Inc. (Class A Stock)	25,500	2,441,370
Nutraceutical International Corp.	20,900	496,166
NVIDIA Corp.	22,000	342,320
Occidental Petroleum Corp.	51,500	4,817,310
Oracle Corp.	64,600	2,142,782
O’Reilly Automotive, Inc.*(a)	3,400	433,806
Papa John’s International, Inc.	5,700	398,316
Parker Hannifin Corp.	25,300	2,750,616
Paychex, Inc.(a)	43,800	1,780,032
PDL BioPharma, Inc.(a)	196,000	1,562,120
PepsiCo, Inc.	35,900	2,854,050
PetMed Express, Inc.	9,500	154,755
PetSmart, Inc.	13,700	1,044,762
Pfizer, Inc.	214,000	6,143,940
Philip Morris CR A/S	1,264	724,654
Philip Morris International, Inc.	50,700	4,390,113
Phillips 66	71,950	4,160,149
Photronics, Inc.*	13,300	104,139
Pitney Bowes, Inc.(a)	64,800	1,178,712
Polaris Industries, Inc.(a)	5,500	710,490
Portfolio Recovery Associates, Inc.*	21,000	1,258,740
ProAssurance Corp.	32,300	1,455,438
Protective Life Corp.	40,100	1,706,255
Quality Systems, Inc.	37,200	808,356
Quest Diagnostics, Inc.	109,700	6,778,363
Questcor Pharmaceuticals, Inc.(a)	22,100	1,281,800

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Raytheon Co.	44,600	$3,437,322
Regions Financial Corp.	215,100	1,991,826
Reinsurance Group of America, Inc.	16,600	1,112,034
ResMed, Inc.(a)	6,600	348,612
Reynolds American, Inc.	101,600	4,956,048
Rockwell Collins, Inc.	24,300	1,648,998
Rollins, Inc.	10,300	273,053
Ross Stores, Inc.	17,500	1,274,000
RPC, Inc.	48,050	743,333
Schweitzer-Mauduit International, Inc.	17,300	1,047,169
Scripps Networks Interactive, Inc. (Class A Stock)	17,700	1,382,547
Select Medical Holdings Corp.	151,100	1,219,377
Sigma-Aldrich Corp.	9,300	793,290
St. Jude Medical, Inc.	63,300	3,395,412
StanCorp Financial Group, Inc.(a)	11,200	616,224
Staples, Inc.	18,000	263,700
STERIS Corp.	12,500	537,000
Steven Madden Ltd.*	9,700	522,151
Strayer Education, Inc.(a)	4,700	195,144
Stryker Corp.	52,900	3,575,511
Sturm Ruger & Co., Inc.(a)	12,000	751,560
SunTrust Banks, Inc.	70,300	2,279,126
Symantec Corp.	99,800	2,470,050
Symetra Financial Corp.	110,500	1,969,110
Syntel, Inc.	10,300	825,030
T. Rowe Price Group, Inc.	17,500	1,258,775
Target Corp.	4,400	281,512
Tech Data Corp.*	4,800	239,568
Techne Corp.	18,300	1,465,098
Terra Nitrogen Co. LP(a)	11,200	2,270,240
Tesoro Corp.	12,900	567,342
TJX Cos., Inc. (The)	25,400	1,432,306
Toll Brothers, Inc.*	76,500	2,480,895
Torchmark Corp.(a)	9,700	701,795
TrustCo Bank Corp.	67,500	402,300
Tupperware Brands Corp.	16,800	1,451,016
Union Pacific Corp.	5,000	776,700
Unisys Corp.*(a)	3,700	93,203
United Therapeutics Corp.*(a)	36,600	2,885,910
UnitedHealth Group, Inc.	66,600	4,769,226
Universal Health Services, Inc. (Class B Stock)	19,500	1,462,305
Universal Insurance Holdings, Inc.	28,500	200,925
Unum Group	45,400	1,381,976
US Physical Therapy, Inc.	5,600	174,048
USA Mobility, Inc.	16,200	229,392
USANA Health Sciences, Inc.*	8,900	772,431
Valassis Communications, Inc.	4,800	138,624
Valero Energy Corp.	83,700	2,858,355
Valmont Industries, Inc.	2,200	305,602
Varian Medical Systems, Inc.*	26,200	1,957,926
Verizon Communications, Inc.	31,900	1,488,454
Vishay Intertechnology, Inc.*(a)	19,700	253,933
W.W. Grainger, Inc.	1,000	261,710
Waddell & Reed Financial, Inc. (Class A
Stock)	34,600	1,781,208
Wal-Mart Stores, Inc.	38,100	2,817,876
WellPoint, Inc.	5,200	434,772
Western Digital Corp.	46,400	2,941,760
Western Refining, Inc.(a)	34,000	1,021,360

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Western Union Co. (The)	142,600	$2,660,916
Wiley, (John) & Sons, Inc. (Class A Stock)	5,900	281,371
Williams-Sonoma, Inc.	5,600	314,720
World Acceptance Corp.*(a)	7,200	647,424
Xerox Corp.	125,400	1,290,366
Zimmer Holdings, Inc.	46,800	3,844,152

		519,416,536

TOTAL COMMON STOCKS
(cost $1,199,325,267)		1,301,985,531

EXCHANGE TRADED FUNDS — 7.4%
iShares Core S&P 500 ETF(a)	572,278	96,657,754
iShares Gold Trust ETF*	4,474,865	57,681,010
SPDR Barclays Convertible Securities ETF(a)	436,491	19,729,393
Vanguard FTSE Emerging Markets ETF	916,319	36,753,555
Vanguard REIT ETF(a)	603,891	39,953,429
Vanguard Total Stock Market ETF(a)	440,936	38,648,040

TOTAL EXCHANGE TRADED FUNDS
(cost $289,873,204)		289,423,181

PREFERRED STOCKS — 0.2%
Brazil — 0.1%
AES Tiete SA (PRFC)	56,200	556,345
Cia Energetica do Ceara (PRFC A Shares)	9,600	164,165
Vale SA (PRFC)	67,300	959,260
Vale SA (PRFC), ADR	19,100	271,411

		1,951,181

Germany — 0.1%
Fuchs Petrolub SE (PRFC)	6,292	526,641
ProSiebenSat.1 Media AG (PRFC)	19,744	838,715
Volkswagen AG (PRFC)(a)	10,678	2,517,673

		3,883,029

Italy
Unipol Gruppo Finanziario SpA (PRFC)	42,162	151,236

United States
Goldman Sachs Group, Inc. (The) (PFRC)	38,000	852,720
Hartford Financial Services Group, Inc., CVT, 7.875%(c)	20,820	585,458
Morgan Stanley (PRFC)	9,000	228,657

		1,666,835

TOTAL PREFERRED STOCKS
(cost $7,746,630)		7,652,281

	Units
RIGHTS*
Spain
Banco Bilbao Vizcaya Argentaria SA,expiring 10/15/13 (cost $63,054)	470,508	64,289

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

			Shares		Value
UNAFFILIATED MUTUAL FUNDS — 11.7%
Goldman Sachs Small Cap Value Fund (Institutional Shares)				1,909,027	$107,344,588
Heartland Value Plus Fund (Institutional Shares)				2,385,495	85,233,736
MFS Emerging Markets Debt Fund (Instutional Shares)				2,693,431	39,431,829
PIMCO Emerging Markets Bond Fund United States (Institutional Shares)				1,930,857	21,664,216
T. Rowe Price Institutional High Yield Fund (Institutional Shares)				2,769,428	26,974,233
T. Rowe Price Value Fund (Retail Shares)				5,411,763	177,289,356

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $386,087,018)					457,937,958

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.8%
Bumper 5 UK Finance PLC (United Kingdom),
Series 2012-5, Class B
2.341%(c)	06/20/22	AA+(d)	GBP	300	489,215
Business Mortgage Finance1 PLC (United Kingdom),
Series 1, Class M
3.310%(c)	07/20/36	Aa2	GBP	611	1,016,177
Chester Asset Receivables Dealings PLC (United Kingdom),
Series 2004-1, Class A
0.703%(c)	04/15/16	Aaa	GBP	3,660	5,917,664
Globaldrive Auto Receivables BV (Netherlands),
Series 2011-AA, Class A, 144A
0.877%(c)	04/20/19	Aaa	EUR	5,682	7,720,424
Lambda Finance BV (Netherlands),
Series 2007-1A, Class A3, 144A
0.402%(c)	09/20/31	A1		1,962	1,952,518
Series 2007-1X, Class A3
0.402%(c)	09/20/31	A1		525	522,608
Series 2007-1X, Class AB1
0.708%(c)	09/20/31	A2	GBP	1,116	1,778,278
Sherwood Castle Funding PLC (United Kingdom),
Series 2004-1, Class A
0.434%(c)	03/15/16	Aa1	EUR	9,500	12,815,708

TOTAL ASSET-BACKED SECURITIES (cost $31,350,153)					32,212,592

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
DECO Ltd. (Ireland),
Series 2007-E6X, Class A3
0.435%(c)	04/27/18	A(d)	EUR	2,209	2,689,798
Series 2012-MHLX, Class A
2.779%(c)	07/28/21	AAA(d)	GBP	2,000	3,237,818
Epic Opera Arlington Ltd. (Ireland),
Series ARL2, Class A
0.759%(c)	07/28/16	Aa1	GBP	906	1,444,025
German Residential Funding PLC (Ireland),
Series 2013-1, Class B
1.824%(c)	08/27/24	NR	EUR	7,522	10,222,524
LCP Proudreed PLC (United Kingdom),
Series 1, Class A
0.774%(c)	08/25/16	BBB(d)	GBP	6,256	9,849,558

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Nemus II Arden PLC (United Kingdom),
Series 2006-2, Class A
0.743%(c)	02/15/20	A(d)	GBP	2,423	$3,795,837
Opera Finance No. 3 Ltd. (United Kingdom),
Series GER3, Class B
0.454%(c)	01/25/22	A(d)	EUR	1,500	1,866,934
Quality Parking BV (Netherlands),
Series 2007-1, Class A
0.422%(c)	10/05/16	A-(d)	EUR	4,500	6,087,584
Sandwell Commercial Finance PLC (United Kingdom),
Series 2, Class A
0.918%(c)	09/30/37	A(d)	GBP	3,966	6,196,362
Semper Finance 2006-1 Ltd. (United Kingdom),
Series 2006-1, Class A
0.471%(c)	09/30/84	NR	EUR	3,400	4,480,833
Talisman-7 Finance Ltd. (Ireland),
Series 7, Class A
0.418%(c)	04/22/17	A3	EUR	7,206	9,577,385
Taurus PLC (United Kingdom),
Series 2013-GMF1, Class B
1.726%(c)	05/21/24	NR		EUR 779	1,053,928
Titan Europe PLC (Ireland),
Series 2006-2X, Class A
0.410%(c)	01/23/16	A3	EUR	1,530	2,054,313

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $60,345,309)					62,556,899

CORPORATE BONDS — 21.3%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43	A1		2,245	2,286,508
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
8.250%	11/01/19(a)	B1		1,945	2,095,737

					4,382,245

Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42	A3		2,215	1,915,523
5.375%	11/15/14	A3		3,795	4,000,093
Taminco Global Chemical Corp.,
Sec’d. Notes, 144A
9.750%	03/31/20	Caa1		340	384,200

					6,299,816

Brazil — 0.3%
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
5.125%	06/26/22(a)	Baa3		2,850	2,757,375
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23	Baa1		5,360	4,903,253

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil (cont’d.)
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22	Baa2	3,500	$3,372,054

				11,032,682

Canada — 0.5%
Agrium, Inc.,
Sr. Unsec’d. Notes
3.150%	10/01/22	Baa2	1,000	927,904
3.500%	06/01/23(a)	Baa2	935	882,909
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa2	2,875	2,671,275
Brookfield Residential Properties, Inc.,
Gtd. Notes, 144A
6.500%	12/15/20	B2	555	557,775
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22	B2	825	808,500
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20	B1	1,010	1,017,575
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
5.700%	05/15/17	Baa1	700	791,493
Canadian Pacific Railway Ltd.,
Sr. Unsec’d. Notes
5.750%	01/15/42	Baa3	2,510	2,751,924
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20	BB-(d)	1,655	1,580,525
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
5.800%	05/15/21	Baa3	2,395	2,458,942
Gibson Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21(a)	Ba3	910	939,575
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24	B1	835	840,219
New Gold, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	B2	1,280	1,244,800
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.100%	06/01/18	Baa1	700	819,963
6.850%	06/01/39	Baa1	1,445	1,747,742

				20,041,121

Chile — 0.1%
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22(a)	Aa3	2,115	1,955,262
SACI Falabella,
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23	BBB(d)	2,530	2,245,375

				4,200,637

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
China — 0.2%
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	Aa3	1,890	$1,906,546
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	Aa3	2,260	2,031,304
Want Want China Finance Ltd.,
Gtd. Notes, 144A
1.875%	05/14/18	A3	4,050	3,866,871

				7,804,721

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16	Baa1	2,355	2,487,587

France — 0.5%
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17	A2	2,075	2,103,013
3.250%	03/03/23(a)	A2	4,860	4,551,740
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19	Aa3	1,230	1,475,355
Sub. Notes, 144A
5.250%(c)	01/29/49(a)	A3	4,730	4,474,107
Societe Generale SA,
Bank Gtd. Notes
2.750%	10/12/17(a)	A2	2,785	2,850,447
Total Capital Canada Ltd.,
Gtd. Notes
1.625%	01/28/14	Aa1	1,145	1,149,975
Total Capital SA,
Gtd. Notes
2.300%	03/15/16	Aa1	1,170	1,208,624

				17,813,261

Germany — 0.4%
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.300%	07/31/15	A3	900	903,978
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17	BBB(d)	2,805	2,819,333
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17	Baa1	800	811,644
KFW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20	Aaa	3,035	3,106,323
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15	Aaa	4,600	4,610,580
Schaeffler Finance Bv,
Sr. Sec’d. Notes, 144A
4.750%	05/15/21(a)	Ba2	525	509,250

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	Ba3	940	$890,650

				13,651,758

Ireland
XL Group PLC,
Sr. Unsec’d. Notes
5.250%	09/15/14	Baa2	545	567,880
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21	Baa2	1,170	1,332,316

				1,900,196

Italy — 0.1%
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
11.750%	07/15/17	B3	400	425,000
Sr. Sec’d. Notes, 144A
7.250%	02/15/18(a)	Ba3	1,200	1,242,000
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17(a)	Caa1	696	686,936

				2,353,936

Jamaica
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	02/15/20	B1	500	497,500
8.250%	09/01/17	B1	735	761,644

				1,259,144

Japan
Softbank Corp.,
Gtd. Notes, 144A
4.500%	04/15/20	Ba1	785	754,385

Luxembourg — 0.2%
Aguila 3 SA,
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	B2	910	950,950
ArcelorMittal,
Sr. Unsec’d. Notes
7.500%	10/15/39	Ba1	1,555	1,473,363
ConvaTec Finance International SA,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	01/15/19(a)	Caa1	930	930,000
INEOS Group Holdings SA,
Gtd. Notes, 144A
6.125%	08/15/18(a)	Caa1	200	195,500
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A
6.625%	12/15/22	CCC+(d)	505	501,213
Intelsat Luxembourg SA,
Gtd. Notes, 144A
8.125%	06/01/23(a)	Caa2	2,165	2,284,075

				6,335,101

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico — 0.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
4.125%	11/09/22	BBB(d)	1,695	$1,555,163
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21	Baa1	3,070	3,146,750
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
4.375%	05/10/43	BBB+(d)	3,230	2,652,227
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes, 144A
3.000%	05/15/23	Baa3	1,785	1,641,282
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35	Baa1	60	63,368
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22	Baa1	5,050	5,151,000
4.875%	01/18/24	Baa1	2,100	2,100,000
5.500%	06/27/44	Baa1	285	258,734

				16,568,524

Netherlands — 0.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.950%	11/09/22	A2	2,130	2,043,660
Sr. Unsec’d. Notes, 144A
4.200%	05/13/14	Aa2	675	689,826
Koninklijke KPN NV,
Sr. Sub. Notes, 144A
7.000%(c)	03/28/73	Ba1	2,380	2,389,910
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	Baa1	3,410	3,353,261
NXP BV/NXP Funding LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/23	B3	715	707,850
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	Aa1	3,000	2,759,946

				11,944,453

Norway — 0.3%
DNB Boligkreditt A/S,
Covered Bonds, 144A
2.900%	03/29/17	Aaa	9,495	9,942,215
Eksportfinans ASA,
Sr. Unsec’d. Notes
5.500%	05/25/16	Ba3	345	360,094

				10,302,309

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	BBB+(d)	1,700	1,661,750

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Poland
Eileme 2 AB,
Sr. Sec’d. Notes, 144A
11.625%	01/31/20	B3	285	$330,600

Russia
Lukoil International Finance BV,
Gtd. Notes, 144A
4.563%	04/24/23	Baa2	1,715	1,595,379
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	295	313,437

				1,908,816

South Africa
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A
6.625%	04/15/21(a)	Ba2	1,100	1,023,000

Spain — 0.1%
BBVA US Sr. SAU,
Bank Gtd. Notes
4.664%	10/09/15	Baa3	1,455	1,514,947
Nara Cable Funding Ltd.,
Sr. Sec’d. Notes, 144A
8.875%	12/01/18	B1	1,615	1,703,825

				3,218,772

Supra National Bank — 0.2%
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
5.000%	09/26/20	A3	4,435	4,398,054
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36	Aaa	3,810	4,214,592

				8,612,646

Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17(a)	Aaa	1,390	1,438,928

Switzerland — 0.2%
UBS AG,
Covered Bonds, 144A
1.875%	01/23/15	Aaa	4,745	4,827,089
2.250%	03/30/17(a)	Aaa	2,630	2,709,802

				7,536,891

United Kingdom — 1.0%
Abbey National Treasury Services PLC,
Bank Gtd. Notes
3.050%	08/23/18	A2	1,495	1,518,815
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	B1	785	830,137
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19	A2	1,150	1,374,038
Sub. Notes, 144A
6.050%	12/04/17	Baa3	2,985	3,315,720

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15	Aa3	875	$915,417
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	Aa3	1,745	1,775,551
4.875%	01/14/22	Aa3	3,885	4,191,359
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20	B1	1,295	1,388,887
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23	Ba2	500	488,750
Pearson Funding Five PLC,
Gtd. Notes, 144A
3.250%	05/08/23	Baa1	1,770	1,621,493
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28	A3	825	1,014,691
8.950%	05/01/14	A3	700	733,732
9.000%	05/01/19	A3	595	772,119
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18	A3	3,010	2,967,761
3.500%	03/22/22	A3	1,885	1,822,150
Royal Bank of Scotland Group PLC,
Sub. Notes
6.100%	06/10/23(a)	Ba2	1,050	1,059,265
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
5.625%	08/24/20	A3	1,500	1,656,203
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20	Ba2	720	788,400
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
1.850%	01/15/15	Baa1	800	809,932
Standard Chartered PLC,
Sub. Notes, 144A
3.950%	01/11/23	A3	1,245	1,171,108
Trinity Acquisition PLC,
Gtd. Notes
4.625%	08/15/23	Baa3	1,855	1,831,454
UBM PLC,
Notes, 144A
5.750%	11/03/20	Baa3	1,405	1,436,270
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17	A3	880	987,738
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14	Baa2	2,570	2,739,599

				37,210,589

United States — 16.1%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19	B3	1,140	1,271,100

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
5.875%	04/15/21	Ba3	895	$919,613
6.125%	07/15/22	Ba3	240	246,600
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	Baa3	630	590,632
4.625%	10/01/42	Baa3	315	279,775
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21	Ba2	475	475,594
AES Corp. (The),
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba3	815	762,025
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	Baa2	465	429,665
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18(a)	Caa1	620	652,550
Air Lease Corp.,
Gtd. Notes
4.750%	03/01/20	BBB-(d)	1,610	1,581,825
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19	Ba3	1,115	1,179,113
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.900%	06/15/23	Baa2	2,155	2,023,845
Alliance One International, Inc.,
Sec’d. Notes, 144A
9.875%	07/15/21	Caa1	865	813,100
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	A3	3,030	2,934,252
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16	B1	635	641,350
4.625%	06/26/15(a)	B1	1,215	1,254,472
5.500%	02/15/17	B1	750	787,099
7.500%	09/15/20	B1	3,000	3,371,250
Alphabet Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
7.750%	11/01/17	Caa1	150	154,125
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1	800	848,605
10.200%	02/06/39	Baa1	2,760	4,209,061
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	B2	650	669,500
6.625%	10/15/22(a)	B2	980	1,004,500
7.750%	11/15/19	B2	350	390,250
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	Baa3	2,165	2,047,098
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17	A2	1,500	1,739,473

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16	Baa1	1,675	$1,871,333
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20(a)	Ba2	1,210	1,285,625
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	B2	830	902,625
Amgen, Inc.,
Sr. Unsec’d. Notes
4.500%	03/15/20	Baa1	1,945	2,088,082
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	Aa1	4,550	4,118,574
APX Group, Inc.,
Gtd. Notes, 144A
8.750%	12/01/20	Caa1	950	933,375
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	B1	855	807,975
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18	Ba1	520	513,500
AT&T, Inc.,
Sr. Unsec’d. Notes
2.950%	05/15/16(a)	A3	800	836,504
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/23	B2	1,045	982,300
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
9.875%	02/15/17	Caa1	680	722,500
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	Baa2	3,795	3,445,173
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	B1	585	546,975
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19	Ba3	1,547	1,659,157
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	Ba3	1,330	1,260,175
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	06/01/33	B1	1,260	1,102,500
Sr. Unsec’d. Notes
5.625%	07/01/20	Baa2	12,290	13,769,949
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	Baa2	9,185	8,604,141
Bank of America NA,
Sub. Notes
6.100%	06/15/17	Baa1	1,400	1,568,592
Beazer Homes USA, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/18	B2	1,030	1,081,500

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20(a)	B3	1,760	$1,817,200
BOE Intermediate Holding Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	11/01/17	Caa2	540	564,300
BOE Merger Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.500%	11/01/17	Caa2	855	889,200
Bon-Ton Department Stores, Inc. (The),
Second Lien
8.000%	06/15/21	Caa1	250	233,750
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23	Baa2	1,095	1,003,083
3.850%	02/01/23	Baa2	4,265	4,154,686
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18	Baa3	1,560	1,560,682
4.125%	10/01/23	Baa3	1,560	1,550,701
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
4.625%	01/15/23	Ba3	1,660	1,531,350
Burlington Coat Factory Warehouse Corp.,
Gtd. Notes
10.000%	02/15/19	B3	585	650,813
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	02/15/18	Caa1	910	935,025
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	A3	2,160	1,957,686
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21	B1	945	1,004,063
Camden Property Trust,
Sr. Unsec’d. Notes
5.000%	06/15/15	Baa1	1,310	1,392,704
CareFusion Corp.,
Sr. Unsec’d. Notes
5.125%	08/01/14	Baa3	1,445	1,496,631
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15	A2	2,430	2,449,795
1.375%	05/20/14	A2	1,750	1,762,119
6.125%	02/17/14	A2	4,515	4,612,736
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	B1	485	444,987
5.250%	09/30/22	B1	3,015	2,788,875
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	B3	1,230	1,359,150
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.550%	02/01/14	A3	2,225	2,259,706
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20	B3	500	510,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ceridian Corp.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21	CCC(d)	555	$642,413
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23	Baa2	755	699,728
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20	B3	820	922,500
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21(a)	Ba3	510	529,125
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes
6.625%	11/15/19(a)	Ba3	1,900	1,933,250
Chevron Corp.,
Sr. Unsec’d. Notes
3.191%	06/24/23	Aa1	2,080	2,042,966
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19(a)	B1	645	712,725
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	A1	2,200	2,422,761
5.500%	01/15/40	A1	1,900	2,118,040
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	Ba3	1,590	1,554,225
5.000%	08/01/23	Ba3	500	484,085
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	05/29/49	B1	795	691,650
Sr. Unsec’d. Notes
3.375%	03/01/23(a)	Baa2	6,630	6,308,896
8.125%	07/15/39	Baa2	2,815	3,909,534
Sub. Notes
6.675%	09/13/43(a)	Baa3	1,275	1,373,037
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sr. Sec’d. Notes
7.625%	01/15/16	B1	800	838,000
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20(a)	Caa2	1,050	1,026,375
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.350%	11/15/19	Baa2	1,520	1,849,952
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16	Aa3	1,235	1,269,603
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes
1.125%	11/12/13	A3	6,535	6,539,588
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43(a)	A3	1,965	1,848,584
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba2	640	576,000

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	Baa2	800	$789,534
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	Ba3	1,100	1,086,250
COX Communications, Inc.,
Sr. Unsec’d. Notes
5.450%	12/15/14	Baa2	478	504,933
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B2	1,750	1,859,375
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23	Ba2	1,255	1,148,325
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	Baa2	940	1,072,774
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17	Baa1	821	938,844
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22	B2	985	977,613
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21	B2	1,250	1,228,125
6.500%	02/15/19	B2	265	281,563
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	B1	1,265	1,157,475
Digital Realty Trust LP,
Gtd. Notes
5.250%	03/15/21	Baa2	1,305	1,371,631
5.875%	02/01/20	Baa2	2,920	3,211,714
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	Baa2	4,350	4,370,132
3.550%	03/15/15	Baa2	800	828,413
5.150%	03/15/42	Baa2	365	310,537
6.375%	03/01/41	Baa2	845	834,492
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	Baa2	3,025	2,791,180
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18	Ba3	635	635,794
5.000%	03/15/23(a)	Ba3	1,805	1,674,137
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20	Aa3	1,800	1,950,419
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	Baa1	1,925	2,145,251
Duke Energy Florida, Inc.,
First Mortgage
6.400%	06/15/38(a)	A2	1,720	2,095,025

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DuPont Fabros Technology LP,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/21	Ba1	1,460	$1,460,000
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20	Caa1	1,035	1,050,525
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20	Ba1	1,740	2,000,875
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	1,110	1,130,059
Endo Health Solutions, Inc.,
Gtd. Notes
7.000%	07/15/19	B1	1,145	1,179,350
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	Ba2	400	428,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	Baa3	3,015	3,098,561
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	Baa1	1,925	2,043,230
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	Baa1	2,000	2,212,794
6.450%	09/01/40	Baa1	835	958,356
6.650%	04/15/18	Baa1	2,000	2,365,898
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	Baa1	2,600	2,744,643
Express Scripts Holding Co.,
Gtd. Notes
6.125%	11/15/41	Baa3	2,285	2,613,165
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21	B2	920	892,400
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	B1	440	446,600
First Data Corp.,
Gtd. Notes, 144A
10.625%	06/15/21	Caa1	1,630	1,654,450
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	Caa1	936	975,780
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1	415	429,525
7.375%	06/15/19	B1	570	599,925
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	Baa3	2,150	2,149,779
5.000%	05/15/18	Baa3	1,865	2,043,203
6.625%	08/15/17	Baa3	8,885	10,238,257
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes, 144A
2.375%	03/15/18	Baa3	2,800	2,706,046
Sr. Unsec’d. Notes
3.550%	03/01/22	Baa3	1,030	947,290

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Freescale Semiconductor, Inc.,
Gtd. Notes
10.750%	08/01/20	Caa1	430	$478,375
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19	Ba1	470	467,650
5.125%	07/15/20	Ba1	230	225,400
Genentech, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/15	AA(d)	800	857,097
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42	Aa3	965	885,909
General Mills, Inc.,
Sr. Unsec’d. Notes
5.700%	02/15/17	A3	700	794,437
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18	Ba1	565	563,587
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
2.750%	05/15/16	Ba3	1,270	1,266,825
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18(a)	B2	2,000	2,250,000
9.875%	10/15/20(a)	B2	370	407,925
Genworth Holdings, Inc.,
Gtd. Notes
4.900%	08/15/23	Baa3	1,905	1,912,670
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	A3	2,645	2,383,312
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	Baa1	800	861,780
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23(a)	Baa2	3,090	2,858,457
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23(a)	A3	6,535	6,249,146
5.750%	01/24/22	A3	2,310	2,560,965
Sr. Unsec’d. Notes, MTN
5.375%	03/15/20	A3	3,965	4,367,467
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	Caa1	400	416,000
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22	B1	235	235,000
GXS Worldwide, Inc.,
Sr. Sec’d. Notes
9.750%	06/15/15	B2	1,080	1,109,700
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	B3	1,440	1,533,600
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21(a)	Caa1	2,035	2,085,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/22	Baa3	2,105	$2,303,855
5.500%	03/30/20	Baa3	2,245	2,533,271
6.625%	03/30/40	Baa3	815	975,432
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21(a)	B3	2,320	2,467,900
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23(a)	B3	1,150	1,129,875
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20	Caa2	325	387,563
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa2	575	595,844
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19	Baa2	1,425	1,500,870
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.750%	06/02/14	Baa1	4,600	4,720,814
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20	B3	485	505,613
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/01/43	A3	785	712,022
5.950%	04/01/41	A3	895	1,047,886
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22	Baa3	3,605	3,354,081
7.200%	06/15/18	Baa3	580	694,743
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	08/01/20	BBB-(d)	1,135	1,135,000
Inergy Midstream LP/NRGM Finance Corp.,
Gtd. Notes, 144A
6.000%	12/15/20	B1	470	466,475
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	Caa1	1,220	1,363,350
ING US, Inc.,
Gtd. Notes
5.500%	07/15/22	Baa3	4,545	4,892,870
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17(a)	Aa3	6,300	6,320,651
6.500%	10/15/13	NR	1,500	1,503,097
7.625%	10/15/18	Aa3	7,285	9,253,968
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.875%	09/01/17	Ba3	2,005	2,320,787
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39	Baa3	895	1,092,201
9.375%	05/15/19	Baa3	825	1,087,954

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21(a)	B2	960	$900,000
J. Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	Caa1	750	790,313
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	B3	1,100	1,236,125
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23	Baa3	870	876,832
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	03/09/15	A2	2,740	2,836,766
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	A2	10,680	10,075,437
4.400%	07/22/20	A2	6,100	6,457,082
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1	2,085	2,385,561
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
2.650%	02/01/19(a)	Baa2	940	933,528
3.500%	09/01/23	Baa2	500	466,169
4.150%	03/01/22	Baa2	2,500	2,512,767
5.625%	02/15/15	Baa2	1,555	1,653,795
9.000%	02/01/19	Baa2	900	1,151,751
Kodiak Oil & Gas Corp.,
Gtd. Notes, 144A
5.500%	01/15/21	B3	1,105	1,085,663
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
6.125%	08/23/18	Baa2	810	952,483
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42	Baa2	1,205	1,156,904
5.150%	08/01/43	Baa2	770	753,628
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	B1	750	695,625
Landry’s, Inc.,
Sr. Notes, 144A
9.375%	05/01/20	B3	1,565	1,651,075
Lennar Corp.,
Gtd. Notes
4.750%	12/15/17	Ba3	200	205,500
4.750%	11/15/22	Ba3	1,150	1,058,000
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	Caa2	1,920	2,054,400
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20	B3	725	732,250
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22(a)	B1	1,105	1,171,300
7.625%	05/15/20	B1	340	366,350

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21(a)	Baa2	1,015	$1,076,730
6.500%	05/01/42	Baa2	1,005	1,084,534
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	Baa1	1,850	1,995,943
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20	B3	310	323,563
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23	Ba3	1,115	1,034,163
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	06/23/19(a)	Baa2	2,955	3,582,828
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	Ba1	955	1,032,594
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23(a)	Baa3	2,050	1,843,270
5.125%	01/15/42	Baa3	2,075	1,986,217
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15	Baa1	900	899,914
2.800%	11/01/22	Baa1	3,915	3,640,394
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21(a)	Baa2	1,650	1,781,460
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.500%	10/15/15(a)	B2	750	786,563
9.875%	08/15/18(a)	B2	275	298,375
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	Baa2	3,780	4,085,420
McKesson Corp.,
Sr. Unsec’d. Notes
0.950%	12/04/15	Baa2	2,220	2,222,153
7.500%	02/15/19	Baa2	305	378,712
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21	Caa1	360	348,300
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B1	470	498,200
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	Baa2	5,005	5,055,050
MGM Resorts International,
Gtd. Notes
6.875%	04/01/16	B3	495	538,313
7.750%	03/15/22(a)	B3	375	406,406
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.500%	08/01/18(a)	Caa1	620	627,750

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18	B3	1,825	$1,961,875
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	02/08/16(a)	Aaa	3,400	3,541,093
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	Baa1	900	1,043,976
6.500%	09/15/37	Baa1	2,970	3,508,045
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes, 144A
10.750%	10/01/20	Caa1	920	966,000
Sr. Unsec’d. Notes, 144A
9.250%	06/01/21	Caa1	395	390,063
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	Caa1	370	382,025
MISA Investments Ltd.,
Unsec’d. Notes, PIK, 144A
8.625%	08/15/18	B3	480	483,600
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	Ba1	1,515	1,442,003
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.125%	02/01/18	Baa1	700	809,369
6.875%	02/01/38	Baa1	1,280	1,547,327
6.875%	01/26/39	Baa1	1,750	2,122,599
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23(a)	Baa1	11,375	10,965,887
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20	Baa1	2,660	2,943,460
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	Baa1	1,695	1,652,362
4.875%	11/15/41	Baa1	270	246,986
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	Caa1	490	485,100
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	A3	3,050	3,283,493
5.150%	04/30/20	A3	5,890	6,679,048
NES Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18	Caa2	1,750	1,776,250
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.000%	06/15/18(a)	Caa1	625	640,625
News America, Inc.,
Gtd. Notes
6.650%	11/15/37	Baa1	1,790	2,033,807
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.875%	11/15/20	Caa1	575	585,063

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18	B2	1,545	$1,599,075
Nisource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	Baa3	1,065	953,764
6.125%	03/01/22	Baa3	1,790	2,016,131
6.800%	01/15/19	Baa3	1,000	1,178,463
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	Baa2	3,000	3,123,222
6.000%	03/01/41	Baa2	1,260	1,417,912
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/14	Baa1	275	286,093
7.000%	01/15/38	Baa1	1,535	1,958,153
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	Caa1	1,455	1,582,313
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20	Caa1	365	365,913
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	B1	500	553,750
8.250%	09/01/20	B1	615	674,963
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22	B3	320	337,600
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.500%	11/01/19(a)	B3	995	1,047,237
Omnicom Group, Inc.,
Gtd. Notes
5.900%	04/15/16	Baa1	500	558,811
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	Baa2	910	986,750
8.625%	03/01/19	Baa2	570	718,951
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22	A1	9,230	8,508,703
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.250%	03/01/39	A3	2,170	2,475,135
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	Baa1	955	880,696
Parker Drilling Co.,
Gtd. Notes
9.125%	04/01/18(a)	B1	925	989,750
Gtd. Notes, 144A
7.500%	08/01/20	B1	465	465,000
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
Gtd. Notes, PIK, 144A
8.750%	08/15/19	Caa2	310	310,000
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20	Caa1	975	989,625

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	B2	1,085	$1,063,300
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15(a)	A1	3,795	4,054,009
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38	A2	1,525	1,812,180
Piedmont Operating Partnership LP,
Gtd. Notes
3.400%	06/01/23	Baa2	2,320	2,110,235
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21(a)	Baa3	950	1,019,093
PNC Bank NA,
Sub. Notes
3.800%	07/25/23	A3	1,590	1,555,836
PNK Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/21	B2	785	800,700
PPL Electric Utilities Corp.,
First Mortgage
4.750%	07/15/43	A3	2,885	2,944,235
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41	A2	1,465	1,508,138
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22	Ba3	230	217,350
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16	Caa3	110	104,500
Quiksilver, Inc./QS Wholesale, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/18	B2	540	562,950
Reliance Steel & Aluminum Co.,
Gtd. Notes
4.500%	04/15/23	Baa3	2,310	2,254,468
Rent-A-Center, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/01/21	Ba3	160	148,800
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21	Baa3	2,895	3,175,693
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	Baa2	1,865	1,716,777
7.250%	06/15/37	Baa2	210	242,890
Sr. Sec’d. Notes
7.625%	06/01/16	BBB-(d)	490	574,123
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	Caa2	330	346,500
Sr. Sec’d. Notes
5.750%	10/15/20	B1	1,000	1,003,750
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	Caa2	775	879,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Sec’d. Notes
8.000%	08/15/20	B1	950	$1,061,625
RKI Exploration & Production LLC/RKI Finance Corp.,
Gtd. Notes, 144A
8.500%	08/01/21	B3	1,130	1,135,650
Rohm & Haas Co.,
Sr. Unsec’d. Notes
6.000%	09/15/17	Baa2	3,925	4,503,961
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42	Baa3	2,280	2,060,114
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22	B1	810	757,350
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/21	Ba3	750	734,063
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23	B1	1,265	1,208,075
8.125%	11/01/18	B1	725	779,375
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B2	300	303,000
8.125%	10/15/22	B2	1,410	1,424,100
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
6.375%	11/01/21	B1	600	603,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22	B1	1,350	1,302,750
5.750%	08/01/21	B1	710	706,450
SIWF Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21	B2	890	872,200
SLM Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23(a)	Ba1	1,345	1,231,463
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17	Ba1	2,065	2,188,900
Unsec’d. Notes, MTN
5.500%	01/15/19	Ba1	1,410	1,396,264
Sonic Automotive, Inc.,
Gtd. Notes
7.000%	07/15/22	B3	1,450	1,551,500
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40	A1	1,395	1,569,330
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15	Baa1	3,635	3,736,642
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	Baa1	3,090	3,079,627
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.375%	11/15/20	B3	590	615,075

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	B1	1,275	$1,173,000
7.000%	08/15/20	B1	1,025	1,042,937
9.125%	03/01/17(a)	B1	1,005	1,155,750
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21	B1	1,475	1,489,750
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19	Ba2	125	130,313
6.375%	08/15/22	Ba2	1,030	1,066,050
Gtd. Notes, 144A
5.250%	04/15/23(a)	Ba2	555	523,087
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
7.375%	08/01/21	Ba3	242	258,940
Sun Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21	B2	945	957,994
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.,
Sec’d. Notes, PIK, 144A
12.000%	06/15/16(a)	Ba3	745	804,600
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
2.875%	12/06/22	A1	2,060	1,938,376
4.250%	12/06/42	A1	1,335	1,166,921
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	B2	645	601,463
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/20(a)	Ba3	205	209,613
Sr. Unsec’d. Notes
6.750%	02/01/20	B3	1,080	1,077,300
Sr. Unsec’d. Notes, 144A
8.125%	04/01/22	B3	410	427,937
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	B2	465	470,231
6.500%	04/01/20	B2	835	876,750
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42	Baa2	1,750	1,636,978
TransDigm, Inc.,
Gtd. Notes
7.750%	12/15/18	Caa1	810	862,650
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	Baa3	2,900	3,009,971
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.163%	07/15/22	Baa1	1,820	1,922,475
Sr. Unsec’d. Notes, 144A
3.646%	02/15/24	Baa1	804	808,042
United Rentals North America, Inc.,
Gtd. Notes
7.375%	05/15/20	B2	1,815	1,955,663
8.375%	09/15/20(a)	B3	245	271,337

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	A2	1,420	$1,379,389
4.875%	05/01/15	A2	4,585	4,897,986
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37	A3	1,495	1,806,124
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	05/15/19	B2	410	438,700
7.875%	11/01/20	B2	560	612,500
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	Baa1	2,020	2,039,842
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22(a)	Baa1	2,335	2,070,400
6.550%	09/15/43	Baa1	12,735	14,377,013
Viking Cruises Ltd.,
Unsec’d. Notes, 144A
8.500%	10/15/22	B3	1,245	1,378,837
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	A3	1,030	920,119
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	Caa1	1,650	1,724,250
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42	Baa2	3,885	3,719,717
7.000%	03/15/38	Baa2	760	806,001
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	Baa2	1,465	1,339,819
4.650%	01/15/43	Baa2	4,545	4,169,633
West Corp.,
Gtd. Notes
7.875%	01/15/19	B3	900	969,750
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	B2	720	705,600
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.625%	09/15/23	Baa3	1,790	1,823,996
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21	Ba2	1,080	1,080,000
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21	Baa3	1,915	2,067,911
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20	B2	1,690	1,753,375
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	A1	935	1,093,997
Xerox Corp.,
Sr. Unsec’d. Notes
4.250%	02/15/15	Baa2	2,750	2,867,356

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18	BB(d)	500	$555,000
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	955	1,107,691

				628,981,874

TOTAL CORPORATE BONDS (cost $835,037,129)				831,055,742

FOREIGN GOVERNMENT BONDS — 0.6%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41(a)	Baa2	2,115	2,109,713
7.875%	03/07/15	Baa2	4,770	5,211,225
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.000%	09/15/15	Ba3	1,610	1,569,750
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1	2,700	2,678,400
6.050%	01/11/40	Baa1	1,040	1,137,240
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1	2,026	1,833,530
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	Aa2	3,515	3,687,481
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20(a)	Aa2	4,485	4,971,403

TOTAL FOREIGN GOVERNMENT BONDS (cost $23,423,885)				23,198,742

MUNICIPAL BONDS — 1.0%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	Aa3	1,275	1,535,980
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	A1	2,930	3,801,704

				5,337,684

Florida — 0.2%
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
2.995%	07/01/20	Aa3	8,000	7,482,640

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	A2	3,200	3,313,920

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, BABs
6.725%	04/01/35	A3	3,110	3,117,402

Mississippi
State of Mississippi,
General Obligation Unlimited, Series 2010E, BABs
5.245%	11/01/34	Aa2	1,370	1,445,829

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	Aa1	2,315	$2,515,849

New York — 0.2%
City of New York,
General Obligation Unlimited, Series F, BABs
6.271%	12/01/37	Aa2	2,120	2,468,994
Metropolitan Transportation Authority,
Revenue Bonds, Series 2010E, BABs
6.814%	11/15/40	A2	2,180	2,618,812
New York City Water & Sewer System,
Revenue Bonds, Series EE, BABs
6.011%	06/15/42	Aa2	1,840	2,140,472

				7,228,278

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	A3	2,020	2,533,464

Texas — 0.1%
Dallas Area Rapid Transit,
Revenue Bonds, BABs
4.922%	12/01/41	Aa2	800	821,200
5.022%	12/01/48	Aa2	2,435	2,507,441
University of Texas System,
Revenue Bonds, Series 2010D, BABs
5.134%	08/15/42	Aaa	1,785	1,883,514

				5,212,155

TOTAL MUNICIPAL BONDS (cost $37,776,061)				38,187,221

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.4%
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1A, Class 1A, 144A
0.472%(c)	09/20/66	Aaa	2,337	2,211,589
Series 2006-1X, Class 2A2
0.818%(c)	09/20/66	Aaa	GBP 242	371,126
Series 2007-1X, Class 2A2
0.482%(c)	09/20/66	Aaa	EUR 196	252,260
Series 2007-1X, Class 2A3
0.778%(c)	09/20/66	Aaa	GBP 5,057	7,736,039
Alba PLC (United Kingdom),
Series 2005-1, Class A3
0.704%(c)	11/25/42	A2	GBP 2,903	4,233,604
Series 2007-1, Class A2
0.648%(c)	03/17/39	A2	GBP 3,170	4,998,165
Auburn Securities PLC (United Kingdom),
Series 3, Class A2
1.142%(c)	11/01/39	A2	GBP 528	836,783
Series 4, Class A2
0.892%(c)	10/01/41	A2	GBP 1,933	2,933,897
Series 5, Class A2
0.812%(c)	12/01/41	A2	GBP 803	1,218,061
Brunel Residential Mortgage Securitisation PLC (United Kingdom),
Series 2007-1A, Class A4C, 144A
0.468%(c)	01/13/39	Aa2	9,310	9,139,693

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
E-MAC BV (Netherlands),
Series DE09-1, Class A1
3.224%(c)	11/25/53	A+(d)	EUR	1,298	$1,767,816
E-MAC Program BV (Netherlands),
Series 2007-NL3A, Class A1, 144A
0.341%(c)	07/25/47	Aaa		10,001	9,174,703
Eurohome UK MortgagesPLC (United Kingdom),
Series 2007-2, Class A2
0.707%(c)	09/15/44	Aa2	GBP	6,498	9,763,665
Eurosail PLC (United Kingdom),
Series 2006-2X, Class A2C
0.677%(c)	12/15/44	Aa1	GBP	4,745	7,210,770
Series 2006-3X, Class A3A
0.395%(c)	09/10/44	Aa2	EUR	3,576	4,605,206
Series 2006-4X, Class A3C
0.677%(c)	12/10/44	Aa2	GBP	2,819	4,224,936
Series 2007-1X, Class A3C
0.678%(c)	03/13/45	Aa2	GBP	705	1,074,115
First Flexible PLC (United Kingdom),
Series 4, Class A
1.032%(c)	07/01/36	AAA(d)	GBP	1,633	2,527,214
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class M3
1.051%(c)	12/20/54	A2	GBP	679	1,012,674
Series 2006-1A, Class A5, 144A
0.320%(c)	12/20/54	Aaa		2,853	2,809,804
Series 2006-1X, Class M3
1.091%(c)	12/20/54	A2	GBP	2,320	3,460,094
Series 2006-2, Class A6
0.711%(c)	12/20/54	Aaa	GBP	363	578,416
Series 2006-4, Class A4
0.280%(c)	12/20/54	Aaa		1,471	1,448,622
Series 2007-2, Class 3M3
1.072%(c)	12/17/54	A2	GBP	626	933,629
Series 2007-2, Class 4A2
0.712%(c)	12/17/54	Aaa	GBP	129	205,659
Kendrick PLC (United Kingdom),
Series 2, Class A
1.201%(c)	04/18/49	Aaa	GBP	3,516	5,670,123
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2
0.709%(c)	10/15/48	Aa1	GBP	1,610	2,538,607
Marble Arch Residential Securitisation Ltd. (United Kingdom),
Series 4X, Class A3C
0.698%(c)	03/20/40	Aa1	GBP	3,130	4,936,625
Paragon Secured Finance PLC (United Kingdom),
Series 1, Class A
0.913%(c)	11/15/35	AA+(d)	GBP	1,529	2,426,380
Preferred Residential Securities PLC (United Kingdom),
Series 8X, Class A1A2
0.757%(c)	12/15/42	Aa2	GBP	646	993,797
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2A
0.773%(c)	08/10/38	Aa2	GBP	4,484	7,092,468
Series 21X, Class A3A
0.913%(c)	11/12/38	Aa2	GBP	2,688	4,273,174
Series 22X, Class A3A
0.693%(c)	11/14/39	Aa2	GBP	2,091	3,287,276

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 25, Class A1
3.017%(c)	12/16/50	AAA(d)	GBP	1,173	$1,956,464
RMAC PLC (United Kingdom),
Series 2003-NS1X, Class A3
1.018%(c)	06/12/35	Aa3	GBP	106	155,463
Series 2003-NS2X, Class A3
0.968%(c)	09/12/35	A1	GBP	1,382	2,078,792
Series 2003-NS3X, Class A3
1.418%(c)	12/12/35	A1	GBP	5,584	8,553,262
Series 2003-NS4X, Class A3
1.258%(c)	03/12/36	A1	GBP	793	1,200,682
RMAC Securities PLC (United Kingdom),
Series 2006-NS1X, Class A2A
0.668%(c)	06/12/44	Aa2	GBP	2,185	3,188,480
Stichtinh Holland Homes III (Netherlands),
Series III, Class A
0.352%(c)	03/20/83	Aaa	EUR	704	880,415

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $128,032,652)					133,960,548

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds
2.875%	05/15/43			1,220	1,035,475
U.S. Treasury Notes
1.500%	08/31/18(a)			2,430	2,446,138
2.500%	08/15/23			15	14,848

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,486,221)					3,496,461

TOTAL LONG-TERM INVESTMENTS (cost $3,002,546,583)					3,181,731,445

	Shares
SHORT-TERM INVESTMENT — 23.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $927,424,895; includes $246,460,140 of cash collateral forsecurities on loan)(b)(w)	927,424,895	927,424,895

TOTAL INVESTMENTS — 105.3% (cost $3,929,971,478)		4,109,156,340
Liabilities in excess of other assets(x) — (5.3)%		(208,266,771)

NET ASSETS — 100.0%		$3,900,889,569

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

BABs	Build America Bonds

CVA	Certificate Van Aandelen (Bearer)

ETF	Exchange Traded Funds

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

FTSE	Financial Times Stock Exchange

GDR	Global Depositary Receipt

MTN	Medium Term Note

NR	Not Rated

NVDR	Non-voting Depositary Receipt

PIK	Payment-in-Kind

PRFC	Preference Shares

QMTF	Quote Multilateral Trading Facility

REIT	Real Estate Investment Trust

SDR	Special Drawing Rights

SPDR	Standard & Poor’s Depositary Receipts

STOXX	Stock Index of Eurozone

TSX	Toronto Stock Exchange

UTS	Unit Trust Security

XEQT	Equiduct Stock Exchange

XHKG	Hong Kong Stock Exchange

XLON	London Stock Exchange

AUD	Australian Dollar

BRL	Brazilian Real

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

ILS	Israel Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

TRY	Turkish Lira

ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $238,843,525; cash collateral of $246,460,140 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.

(d)	Standard & Poor’s rating.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
180	2 Year U.S. Treasury Notes	Dec. 2013	$39,546,141	$39,647,813	$101,672
579	5 Year U.S. Treasury Notes	Dec. 2013	69,262,875	70,086,141	823,266
5,116	Euro STOXX 50	Dec. 2013	199,295,463	199,260,857	(34,606)
782	FTSE 100 Index	Dec. 2013	83,670,754	81,396,616	(2,274,138)
747	Nikkei 225 Index	Dec. 2013	108,377,506	109,889,821	1,512,315
804	S&P 500 E-Mini	Dec. 2013	67,661,650	67,306,860	(354,790)
290	S&P/TSX 60 Index	Dec. 2013	40,916,786	41,132,955	216,169
86	U.S. Long Bond	Dec. 2013	11,278,056	11,470,250	192,194

					182,082

Short Positions:
3,357	10 Year U.S. Treasury Notes	Dec. 2013	417,177,685	424,293,328	(7,115,643)
582	Russell 2000 Mini Index	Dec. 2013	62,091,426	62,355,480	(264,054)
148	U.S. Ultra Bond	Dec. 2013	20,547,833	21,029,875	(482,042)

					(7,861,739)

					$(7,679,657)

(1)	Cash of $15,824,543 has been segregated to cover requirement for open futures contracts as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/19/13	Barclays Capital Group	AUD	71,510	$66,507,165	$66,360,123	$(147,042)
British Pound,
Expiring 10/23/13	State Street Bank	GBP	17,979	28,421,701	29,100,757	679,056

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 12/19/13	Royal Bank of Scotland Group PLC	EUR	49,580	$66,997,510	$67,088,393	$90,883
Swedish Krona,
Expiring 12/19/13	State Street Bank	SEK	150,650	23,551,515	23,397,435	(154,080)
Swiss Franc,
Expiring 12/19/13	UBS AG	CHF	79,018	86,844,419	87,436,858	592,439

				$272,322,310	$273,383,566	$1,061,256

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/19/13	Citigroup Global Markets	BRL	7,453	$3,323,216	$3,301,771	$21,445
Expiring 12/19/13	Citigroup Global Markets	BRL	6,228	2,776,942	2,759,022	17,920
British Pound,
Expiring 12/19/13	Royal Bank of Scotland Group PLC	GBP	7,656	12,248,854	12,386,319	(137,465)
Expiring 12/19/13	State Street Bank	GBP	110,809	177,583,620	179,282,572	(1,698,952)
Euro,
Expiring 12/19/13	State Street Bank	EUR	8,196	11,087,439	11,090,423	(2,984)
Israeli Shekel,
Expiring 12/19/13	JPMorgan Chase	ILS	29,699	8,442,683	8,415,032	27,651
Japanese Yen,
Expiring 12/19/13	Citigroup Global Markets	JPY	276,918	2,785,195	2,818,816	(33,621)
Norwegian Krone,
Expiring 12/19/13	Deutsche Bank	NOK	22,430	3,775,676	3,718,807	56,869
South African Rand,
Expiring 10/01/13	State Street Bank	ZAR	1,490	151,360	148,357	3,003
Expiring 10/01/13	UBS AG	ZAR	1,348	136,873	134,197	2,676
Expiring 12/19/13	Barclays Capital Group	ZAR	70,778	7,143,370	6,964,185	179,185
Expiring 12/19/13	Barclays Capital Group	ZAR	61,846	6,241,879	6,085,307	156,572
Turkish Lira,
Expiring 12/19/13	Royal Bank of Scotland Group PLC	TRY	5,834	2,909,774	2,845,983	63,791
Expiring 12/19/13	Royal Bank of Scotland Group PLC	TRY	2,887	1,439,898	1,408,331	31,567

				$240,046,779	$241,359,122	$(1,312,343)

  Cross currency exchange contracts outstanding at September 30, 2013:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
10/23/13	Buy	EUR	325	GBP	274	$(3,281)	JPMorgan Chase
12/19/13	Buy	EUR	73,039	CHF	89,793	(528,429)	UBS AG
10/23/13	Buy	GBP	320	EUR	380	3,240	Bank of New York Mellon
10/23/13	Buy	GBP	41,322	EUR	49,066	499,589	State Street Bank

						$(28,881)

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Total Return swap agreements outstanding at September 30, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
			Receive fixed payments on the
			Dow Jones-UBS Total Return
JPMorgan Chase & Co.	11/29/13	38,117	Index and pay fixed rate of 0.12%	$(1,514,272)	$—	$(1,514,272)
			Receive fixed payments on the
			S&P 500 Index and pay variable
			payments based on the U.S.
JPMorgan Chase & Co.	03/20/14	58,124	Treasury Bill	(424,172)	—	(424,172)
			Receive fixed payments on the
			S&P 500 Index and pay variable
			payments based on the U.S.
JPMorgan Chase & Co.	03/21/14	58,272	Treasury Bill	(571,730)	—	(571,730)

				$(2,510,174)	$—	$(2,510,174)

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$345,489	$33,325,916	$—
Austria	205,313	6,752,589	—
Belgium	—	8,186,457	—
Bermuda	19,798,854	—	—
Brazil	6,518,269	—	—
Cambodia	—	782,973	—
Canada	37,497,827	—	—
Chile	884,825	—	—
China	3,411,131	14,324,092	—
Cyprus	791,605	—	—
Czech Republic	196,789	1,663,909	—
Denmark	—	4,298,092	—
Egypt	—	822,925	—
Finland	—	7,841,549	—
France	4,139,881	40,220,143	—
Germany	164,363	18,827,241	—
Greece	—	2,439,803	—
Hong Kong	2,095,775	20,073,802	—
Hungary	—	184,970	—
India	—	621,819	—
Indonesia	—	4,756,128	—
Ireland	1,994,279	1,539,829	—
Israel	10,541,462	5,712,816	—
Italy	2,523,248	19,696,339	—
Japan	105,939	111,086,333	—
Kazakhstan	2,442,924	—	—
Luxembourg	—	4,294,448	—
Macau	—	1,069,211	—
Malaysia	—	1,896,331	—
Mexico	1,086,542	321,692	—
Netherlands	—	20,054,899	—
New Zealand	131,910	1,608,554	—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Norway	$576,421	$15,806,184	$—
Poland	—	7,120,337	—
Portugal	109,971	2,864,525	—
Puerto Rico	428,443	—	—
Russia	8,407,860	252,505	—
Singapore	380,012	4,375,220	—
South Africa	2,458,911	13,890,035	—
South Korea	102,634	17,945,729	—
Spain	1,667,743	24,511,724	—
Sweden	201,565	11,860,303	—
Switzerland	8,957,781	16,566,617	—
Taiwan	656,965	9,087,043	—
Thailand	183,367	5,933,744	—
Turkey	—	4,875,818	—
United Kingdom	31,102,654	164,965,599	—
United States	518,691,882	724,654	—
Exchange Traded Funds	289,423,181	—	—
Preferred Stocks:
Brazil	1,951,181	—	—
Germany	838,715	3,044,314	—
Italy	—	151,236	—
United States	1,666,835	—	—
Rights:
Spain	64,289	—	—
Unaffiliated Mutual Funds	457,937,958	—	—
Asset-Backed Securities	—	32,212,592	—
Commercial Mortgage-Backed Securities	—	62,556,899	—
Corporate Bonds	—	831,055,742	—
Foreign Government Bonds	—	23,198,742	—
Municipal Bonds	—	38,187,221	—
Residential Mortgage-Backed Securities	—	133,960,548	—
U.S. Treasury Obligations	—	3,496,461	—
Affiliated Money Market Mutual Fund	927,424,895	—	—
Other Financial Instruments*
Futures	(7,679,657)	—	—
Foreign Forward Currency Contracts	—	(279,968)	—
Total Return Swaps	—	(2,510,174)	—

Total	$2,340,430,031	$1,758,256,510	$—

Fair Value of Level 2 investments at 12/31/12 was $1,801,880,734, which was a result of valuing investments using third party vendor modeling tools. An amount of $29,565,452 was transferred from Level 2 into Level 1 at 09/30/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (6.3% represents investments purchased with collateral from securities onloan)	23.8%
Unaffiliated Mutual Funds	11.7
Exchange Traded Funds	7.4
Banks	6.9
Oil & Gas	5.5
Insurance	4.0
Residential Mortgage-Backed Securities	3.4
Telecommunications	3.0
Pharmaceuticals	2.6
Metals & Mining	2.3
Retail	2.0
Diversified Financial Services	1.8
Healthcare Products	1.7
Media	1.6
Electric	1.6
Commercial Mortgage-Backed Securities	1.6
Mutual Funds	1.6
Computers	1.6
Chemicals	1.5
Foods	1.2
Software	1.1
Tobacco	1.0
Commercial Services	1.0
Municipal Bonds	1.0
Aerospace & Defense	0.9
Healthcare Services	0.9
Real Estate Investment Trusts	0.8
Asset-Backed Securities	0.8
Auto Parts & Equipment	0.7
Semiconductors	0.7
Pipelines	0.7
Transportation	0.7
Miscellaneous Manufacturing	0.6

Beverages	0.6%
Foreign Government Bonds	0.6
Electronics	0.5
Engineering & Construction	0.4
Auto Manufacturers	0.4
Real Estate	0.4
Home Builders	0.3
Office Equipment & Supplies	0.3
Machinery & Equipment	0.3
Household Products/Wares	0.3
Internet	0.3
Biotechnology	0.3
Electronic Components & Equipment	0.2
Entertainment	0.2
Distribution/Wholesale	0.2
Paper & Forest Products	0.2
Building Materials	0.2
Apparel	0.2
Holding Companies	0.2
Lodging	0.2
Leisure Time	0.1
Cosmetics/Personal Care	0.1
Advertising	0.1
Airlines	0.1
Toys	0.1
Textiles	0.1
Construction & Engineering	0.1
Home Furnishings	0.1
Environmental Control	0.1
U.S. Treasury Obligations	0.1
Containers & Packaging	0.1
Auto Manufactures	0.1
Water	0.1

105.3
Liabilities in excess of other assets	(5.3)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Equity contracts	$(3,709,278)
Foreign exchange contracts	(279,968)
Interest rate contracts	(6,480,553)

Total	$(10,469,799)

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Advertising — 0.3%
Marin Software, Inc.*(a)	186,880	$2,345,344

Aerospace & Defense — 0.4%
Triumph Group, Inc.	46,742	3,282,223

Airlines — 1.5%
JetBlue Airways Corp.*(a)	777,290	5,176,751
Spirit Airlines, Inc.*	131,016	4,489,918
US Airways Group, Inc.*(a)	194,703	3,691,569

		13,358,238

Auto Parts & Equipment — 1.0%
Tenneco, Inc.*	94,620	4,778,310
WABCO Holdings, Inc.*	46,284	3,899,890

		8,678,200

Biotechnology — 6.2%
Acorda Therapeutics, Inc.*	214,360	7,348,261
Aegerion Pharmaceuticals, Inc.*(a)	33,628	2,882,256
Alnylam Pharmaceuticals, Inc.*	90,390	5,785,864
BIND Therapeutics, Inc.*	53,420	754,290
Cambrex Corp.*	140,740	1,857,768
Celldex Therapeutics, Inc.*(a)	75,584	2,677,941
Foundation Medicine, Inc.*	3,890	154,200
Intercept Pharmaceuticals, Inc.*	30,801	2,126,193
Intrexon Corp.*(a)	38,480	911,591
NPS Pharmaceuticals, Inc.*(a)	241,335	7,676,866
Organovo Holdings, Inc.*	56,430	325,601
Seattle Genetics, Inc.*(a)	165,715	7,263,288
United Therapeutics Corp.*(a)	154,840	12,209,134
Verastem, Inc.*	153,110	1,904,688

		53,877,941

Building Materials — 3.2%
Apogee Enterprises, Inc.	30,430	903,162
PGT, Inc.*	377,845	3,744,444
Texas Industries, Inc.*(a)	148,562	9,851,146
Trex Co., Inc.*	170,159	8,427,975
USG Corp.*(a)	160,974	4,600,637

		27,527,364

Chemicals — 2.3%
Axiall Corp.	85,867	3,244,914
Huntsman Corp.	321,676	6,629,742
Quaker Chemical Corp.	139,805	10,212,755

		20,087,411

Clothing & Apparel — 0.8%
Steven Madden Ltd.*	136,277	7,335,791

Commercial Banks — 1.8%
Bank of the Ozarks, Inc.(a)	80,533	3,864,779
CoBiz Financial, Inc.	159,391	1,539,717
Customers Bancorp, Inc.	19,340	311,374
SVB Financial Group*	39,978	3,452,900
UMB Financial Corp.	97,672	5,307,496
Walker & Dunlop, Inc.*	74,575	1,186,488

		15,662,754

Commercial Services — 5.2%
GEO Group, Inc. (The)	336,216	11,179,182
H&E Equipment Services, Inc.*	54,859	1,457,055
Monster Worldwide, Inc.*(a)	1,047,858	4,631,532

	Shares	Value

COMMON STOCKS (Continued)
Commercial Services (cont’d.)
PAREXEL International Corp.*	187,841	$9,435,253
Sotheby’s	52,768	2,592,492
Team Health Holdings, Inc.*	150,520	5,710,729
TravelCenters of America LLC*	199,602	1,566,876
Waste Connections, Inc.(a)	188,371	8,553,927

		45,127,046

Computer Services & Software — 2.7%
3D Systems Corp.*(a)	26,624	1,437,430
Fortinet, Inc.*	382,555	7,750,564
Fusion-io, Inc.*(a)	164,065	2,196,830
QLIK Technologies, Inc.*	332,522	11,385,553
Uni-Pixel, Inc.*(a)	23,254	412,293

		23,182,670

Distribution/Wholesale — 1.0%
MWI Veterinary Supply, Inc.*	45,803	6,841,136
WESCO International, Inc.*(a)	28,020	2,144,371

		8,985,507

Diversified Financial Services — 0.9%
Blackhawk Network Holdings, Inc.*(a)	43,237	1,038,985
Evercore Partners, Inc. (Class A Stock)	44,977	2,214,218
Financial Engines, Inc.	16,100	956,984
Outerwall, Inc.*(a)	63,743	3,186,513

		7,396,700

Diversified Machinery — 1.8%
Chart Industries, Inc.*	60,641	7,461,269
Manitowoc Co., Inc. (The)*(a)	239,893	4,697,105
Middleby Corp.*(a)	15,630	3,265,263

		15,423,637

Electronic Components & Equipment — 4.0%
Acuity Brands, Inc.	26,080	2,399,882
Applied Optoelectronics, Inc.*	38,910	389,100
Coherent, Inc.	109,417	6,723,675
FARO Technologies, Inc.*	28,099	1,184,935
General Cable Corp.	152,338	4,836,732
InvenSense, Inc.*(a)	415,637	7,323,524
Universal Electronics, Inc.*	199,991	7,205,676
Woodward, Inc.	107,718	4,398,126

		34,461,650

Electronics — 0.1%
Control4 Corp.*	43,159	747,514

Engineering & Construction — 0.4%
Foster Wheeler AG (Switzerland)*	147,569	3,886,967

Entertainment & Leisure — 3.5%
Bally Technologies, Inc.*(a)	182,675	13,163,561
Black Diamond, Inc.*(a)	147,678	1,795,764
Carmike Cinemas, Inc.*	49,170	1,085,674
Fox Factory Holding Corp.*	23,025	443,692
Multimedia Games Holding Co., Inc.*	98,173	3,391,877
Pinnacle Entertainment, Inc.*	146,552	3,671,128
SHFL Entertainment, Inc.*	297,000	6,831,000

		30,382,696

Financial Services — 0.5%
Cash America International, Inc.(a)	99,943	4,525,419

Food — 2.0%
Fresh Market, Inc. (The)*(a)	169,572	8,022,451

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food (cont’d.)
WhiteWave Foods Co. (Class A Stock)(a)	483,306	$9,651,621

		17,674,072

Healthcare Products — 5.6%
Abaxis, Inc.	43,726	1,840,865
Arthrocare Corp.*	264,499	9,410,874
Cepheid, Inc.*(a)	52,304	2,041,948
Cooper Cos., Inc. (The)	74,676	9,684,730
HeartWare International, Inc.*	66,121	4,840,718
LipoScience, Inc.*	69,515	347,575
NanoString Technologies, Inc.*	107,533	1,182,863
Sirona Dental Systems, Inc.*	142,926	9,566,037
Thoratec Corp.*	264,480	9,862,459

		48,778,069

Healthcare Services — 2.7%
Acadia Healthcare Co., Inc.*(a)	105,964	4,178,160
Air Methods Corp.(a)	173,301	7,382,623
Centene Corp.*(a)	191,001	12,216,424

		23,777,207

Home Builders — 0.5%
Meritage Homes Corp.*	49,108	2,109,189
Standard Pacific Corp.*(a)	141,396	1,118,442
Taylor Morrison Home Corp. (Class A Stock)*	46,709	1,057,959

		4,285,590

Home Furnishings — 0.1%
Select Comfort Corp.*	39,400	959,390

Insurance — 1.2%
Amtrust Financial Services, Inc.(a)	75,080	2,932,625
Validus Holdings Ltd. (Bermuda)	210,547	7,786,028

		10,718,653

Internet Services — 3.2%
Angie’s List, Inc.*(a)	259,881	5,847,323
Brightcove, Inc.*	151,705	1,706,681
ChannelAdvisor Corp.*	17,430	638,461
FireEye, Inc.	1,271	52,785
HomeAway, Inc.*(a)	103,731	2,904,468
RetailMeNot, Inc.*	18,874	671,348
Saba Software, Inc.*	158,468	1,606,866
TIBCO Software, Inc.*	142,130	3,637,107
Trulia, Inc.*(a)	223,768	10,523,809

		27,588,848

Investment Companies — 0.3%
KKR Financial Holdings LLC	293,218	3,028,942

Lodging — 0.6%
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	401,383	5,209,951

Manufacturing — 2.5%
Colfax Corp.*	127,023	7,175,529
Hexcel Corp.*	272,876	10,587,589
TriMas Corp.*	99,809	3,722,876

		21,485,994

Media — 0.5%
Sinclair Broadcast Group, Inc. (Class A Stock)	128,360	4,302,627

	Shares	Value

COMMON STOCKS (Continued)
Metals & Mining — 1.6%
Northwest Pipe Co.*	155,982	$5,128,688
RTI International Metals, Inc.*(a)	262,968	8,425,495

		13,554,183

Mortgage Finance — 0.7%
Home Loan Servicing Solutions Ltd. (Cayman Islands)	259,580	5,713,356

Oil & Gas — 6.4%
Diamondback Energy, Inc.	83,109	3,543,768
Dril-Quip, Inc.*	36,258	4,160,605
Geospace Technologies Corp.*	169,312	14,273,002
Goodrich Petroleum Corp.*(a)	17,950	436,005
Gulfport Energy Corp.*	230,879	14,854,755
Magnum Hunter Resources Corp.*(a)	520,112	3,209,091
Oasis Petroleum, Inc.*	159,469	7,834,712
Rex Energy Corp.*	120,572	2,688,756
Sanchez Energy Corp.*	28,400	750,044
Thermon Group Holdings, Inc.*	170,450	3,939,100

		55,689,838

Pharmaceuticals — 7.8%
Akorn, Inc.*(a)	180,023	3,542,853
ARIAD Pharmaceuticals, Inc.*(a)	305,137	5,614,521
Bioscrip, Inc.*	180,575	1,585,449
Cubist Pharmaceuticals, Inc.*(a)	148,885	9,461,642
Infinity Pharmaceuticals, Inc.*	54,230	946,313
Insys Therapeutics, Inc.*(a)	72,140	2,524,179
Isis Pharmaceuticals, Inc.*(a)	47,387	1,778,908
Jazz Pharmaceuticals PLC (Ireland)*(a)	26,910	2,474,913
Natural Grocers By Vitamin Cottage, Inc.*(a)	287,966	11,432,250
Ophthotech Corp.*	32,822	975,142
Portola Pharmaceuticals, Inc.*(a)	49,177	1,315,485
Salix Pharmaceuticals Ltd.*(a)	139,990	9,362,531
Sarepta Therapeutics, Inc.*(a)	62,790	2,965,572
Synageva BioPharma Corp.*(a)	33,621	2,128,546
Theravance, Inc.*(a)	290,813	11,891,344

		67,999,648

Real Estate Investment Trusts — 1.0%
Glimcher Realty Trust	89,030	868,043
Redwood Trust, Inc.(a)	121,886	2,399,935
Summit Hotel Properties, Inc.	131,496	1,208,448
Two Harbors Investment Corp.	419,871	4,076,947

		8,553,373

Retail & Merchandising — 7.3%
BJ’s Restaurants, Inc.*(a)	111,640	3,206,300
Chico’s FAS, Inc	173,888	2,896,974
Christopher & Banks Corp.*	197,726	1,425,604
Chuy’s Holdings, Inc.*(a)	132,863	4,768,453
Diversified Restaurant Holdings, Inc.*	67,659	443,843
Fifth & Pacific Cos., Inc.*	103,800	2,608,494
Five Below, Inc.*	45,085	1,972,469
Francesca’s Holdings Corp.*(a)	43,602	812,741
Genesco, Inc.*(a)	286,841	18,811,033
Jack in the Box, Inc.*	38,760	1,550,400
Lithia Motors, Inc. (Class A Stock)	42,524	3,102,551
Lumber Liquidators Holdings, Inc.*(a)	25,675	2,738,239
Penske Automotive Group, Inc.	48,934	2,090,950
Red Robin Gourmet Burgers, Inc.*(a)	35,935	2,554,979
Restoration Hardware Holdings, Inc.	16,664	1,055,664

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Tile Shop Holdings, Inc.*	64,223	$1,893,936
Tilly’s, Inc. (Class A Stock)*(a)	59,665	865,739
Vitamin Shoppe, Inc.*(a)	250,812	10,973,025

		63,771,394

Savings & Loan — 0.1%
Pacific Premier Bancorp, Inc.*	93,397	1,255,256

Semiconductors — 3.1%
Cavium, Inc.*(a)	265,952	10,957,222
Inphi Corp.*	95,388	1,281,061
SunEdison, Inc.*	292,370	2,330,189
Teradyne, Inc.*(a)	373,622	6,172,235
Veeco Instruments, Inc.*	158,654	5,906,688

		26,647,395

Software — 8.8%
Aspen Technology, Inc.*	152,187	5,258,061
Compuware Corp.	255,475	2,861,320
Concur Technologies, Inc.*(a)	63,462	7,012,551
Cornerstone OnDemand, Inc.*(a)	222,812	11,461,450
Demandware, Inc.*(a)	118,489	5,489,595
EPAM Systems, Inc.*	86,312	2,977,764
Guidewire Software, Inc.*	119,334	5,621,825
Imperva, Inc.*	145,768	6,125,171
Infoblox, Inc.*(a)	100,850	4,217,547
Jive Software, Inc.*(a)	132,905	1,661,313
MedAssets, Inc.*	377,925	9,606,854
Omnicell, Inc.*	52,766	1,249,499
PDF Solutions, Inc.*	29,534	627,597
Proofpoint, Inc.*	68,000	2,184,160
Rally Software Development Corp.*	70,769	2,120,239
Rocket Fuel, Inc.	642	34,501
Ultimate Software Group, Inc.*	54,422	8,021,803

		76,531,250

Storage/Warehousing — 0.3%
Wesco Aircraft Holdings, Inc.*	104,516	2,187,520

Telecommunications — 4.0%
8x8, Inc.*(a)	246,372	2,480,966
Aruba Networks, Inc.*	273,631	4,553,220
CalAmp Corp.*	76,940	1,356,452
Ciena Corp.*	80,100	2,000,898
Cyan, Inc.(a)	101,917	1,024,266
EZchip Semiconductor Ltd. (Israel)*	114,314	2,816,697
Gigamon, Inc.*	17,645	681,803
IPG Photonics Corp.(a)	150,957	8,500,388
Ixia*	260,886	4,088,084
Neonode, Inc. (Sweden)*(a)	68,110	437,266
NICE Systems Ltd. (Israel), ADR	157,721	6,524,918

		34,464,958

Transportation — 1.3%
Landstar System, Inc.	91,906	5,144,898
Quality Distribution, Inc.*	304,592	2,814,430
Roadrunner Transportation Systems, Inc.*	131,181	3,704,551

		11,663,879

TOTAL LONG-TERM INVESTMENTS
(cost $671,993,333)		862,116,465

	Shares	Value

SHORT-TERM INVESTMENT — 28.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $244,752,610; includes $231,264,370 of cash collateral for securities on loan)(b)(w)	244,752,610	$244,752,610

TOTAL INVESTMENTS — 127.4%
(cost $916,745,943)		1,106,869,075
Liabilities in excess of other assets — (27.4)%		(238,260,541)

NET ASSETS — 100.0%		$868,608,534

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $224,591,686; cash collateral of $231,264,370 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$862,116,465	$ —	$ —
Affiliated Money Market Mutual Fund	244,752,610	—	—

Total	$1,106,869,075	$ —	$ —

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 97.0%
Aerospace — 1.4%
AAR Corp.	101,800	$2,782,194
Curtiss-Wright Corp.	89,374	4,197,003
Esterline Technologies Corp.*	17,600	1,406,064
Moog, Inc. (Class A Stock)*	5,750	337,353
Triumph Group, Inc.	114,791	8,060,624

		16,783,238

Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.	80,050	5,395,370
LMI Aerospace, Inc.*	42,200	563,792
M/A-COM Technology Solutions Holdings, Inc.*	7,700	131,054
Teledyne Technologies, Inc.*	28,675	2,435,368

		8,525,584

Agriculture — 0.2%
Andersons, Inc. (The)	20,700	1,446,930
Universal Corp.	14,500	738,485

		2,185,415

Airlines — 0.7%
Republic Airways Holdings, Inc.*	441,800	5,257,420
SkyWest, Inc.	214,700	3,117,444

		8,374,864

Apparel — 0.4%
Columbia Sportswear Co.	20,368	1,226,765
G-III Apparel Group Ltd.*	10,700	584,113
Oxford Industries, Inc.	38,443	2,613,355
RG Barry Corp.	13,300	251,503

		4,675,736

Auto Parts & Equipment
Remy International, Inc.	25,800	522,192

Automotive Components — 0.6%
Cooper Tire & Rubber Co.	9,300	286,440
Dana Holding Corp.	186,085	4,250,181
Superior Industries International, Inc.	128,860	2,297,574

		6,834,195

Banks — 0.7%
CommunityOne Bancorp*	21,600	213,408
First Financial Holdings, Inc.	12,111	668,043
First NBC Bank Holding Co.*	70,553	1,720,082
OFG Bancorp (Puerto Rico)	194,539	3,149,586
Simmons First National Corp. (Class A Stock)	3,700	115,033
Umpqua Holdings Corp.	107,559	1,744,607
Webster Financial Corp.	28,300	722,499

		8,333,258

Biotechnology — 0.8%
Cambrex Corp.*	99,400	1,312,080
Celldex Therapeutics, Inc.*(a)	66,600	2,359,638
Charles River Laboratories International, Inc.*	70,655	3,268,500
FivePrime Therapeutics, Inc.*	29,200	382,520
Foundation Medicine, Inc.*	6,900	273,516
OncoMed Pharmaceuticals, Inc.*	10,600	162,286
Onconova Therapeutics, Inc.*	12,000	317,640

	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Puma Biotechnology, Inc.*(a)	28,900	$1,550,774

		9,626,954

Broadcasting — 0.1%
Journal Communications, Inc. (Class A Stock)*	131,500	1,124,325

Building Materials — 0.2%
ABM Industries, Inc.	58,500	1,557,270
LSI Industries, Inc.	11,500	97,060
Stock Building Supply Holdings, Inc.*	44,700	587,358

		2,241,688

Building Products — 0.1%
Gibraltar Industries, Inc.*	107,345	1,530,740

Capital Markets — 2.1%
Affiliated Managers Group, Inc.*	40,110	7,325,690
Cohen & Steers, Inc.(a)	46,711	1,649,365
Greenhill & Co., Inc.	13,338	665,299
HFF, Inc. (Class A Stock)	106,442	2,666,372
Piper Jaffray Cos.*	55,300	1,896,237
Raymond James Financial, Inc.	84,610	3,525,699
Waddell & Reed Financial, Inc. (Class A Stock)	131,520	6,770,650

		24,499,312

Chemicals — 1.8%
Axiall Corp.	51,500	1,946,185
Cytec Industries, Inc.	26,624	2,166,129
Fuller (H.B.) Co.	10,700	483,533
Innophos Holdings, Inc.	60,841	3,211,188
Innospec, Inc.	5,400	251,964
Koppers Holdings, Inc.	106,530	4,543,504
Kraton Performance Polymers, Inc.*	43,440	850,990
Minerals Technologies, Inc.	43,400	2,142,658
PolyOne Corp.	36,910	1,133,506
Schulman, (A.), Inc.	47,200	1,390,512
Sensient Technologies Corp.	44,192	2,116,355
Zep, Inc.	37,200	604,872

		20,841,396

Clothing & Apparel — 0.2%
Iconix Brand Group, Inc.*(a)	56,600	1,880,252

Commercial Banks — 8.0%
BancFirst Corp.	7,200	389,304
Bancorp, Inc. (The)*	51,863	919,012
Bank of Kentucky Financial Corp.	4,800	131,088
BankUnited, Inc.	227,934	7,109,262
Banner Corp.	17,600	671,616
BBCN Bancorp, Inc.	32,800	451,328
BNC Bancorp	8,900	118,726
Center Bancorp, Inc.	7,200	102,528
Citizens & Northern Corp.	22,700	452,638
CoBiz Financial, Inc.	37,300	360,318
Eagle Bancorp, Inc.*	111,692	3,159,767
Enterprise Financial Services Corp.	52,900	887,662
Fidelity Southern Corp.	50,448	773,872
First BanCorp (Puerto Rico)*	70,000	397,600
First Bancorp	10,800	156,060
First Bancorp, Inc.	3,000	50,340
First Busey Corp.	67,600	352,196
First Financial Corp.	8,200	258,874

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
First Interstate Bancsystem, Inc.	89,900	$2,171,085
First Republic Bank	68,090	3,175,037
FirstMerit Corp.	630,847	13,695,688
German American Bancorp, Inc.	4,800	121,056
Great Southern Bancorp, Inc.	17,700	499,671
Hampton Roads Bankshares, Inc.*	37,600	53,392
Hanmi Financial Corp.	276,375	4,579,534
Horizon Bancorp	20,200	471,670
IBERIABANK Corp.	208,363	10,807,789
Merchants Bancshares, Inc.	4,800	138,960
MetroCorp Bancshares, Inc.	18,400	253,184
Park Sterling Corp.	94,500	605,745
Preferred Bank*	30,900	549,711
PrivateBancorp, Inc.	160,200	3,428,280
Signature Bank*	64,360	5,890,227
StellarOne Corp.	18,900	425,250
SVB Financial Group*	99,920	8,630,090
SY Bancorp, Inc.	8,200	232,306
TCF Financial Corp.	215,853	3,082,381
Tompkins Financial Corp.	67,777	3,132,653
UMB Financial Corp.	60,900	3,309,306
Virginia Commerce Bancorp, Inc.*	37,800	587,034
Wilshire Bancorp, Inc.	291,500	2,384,470
Wintrust Financial Corp.	220,230	9,044,846

		94,011,556

Commercial Services — 1.8%
ARC Document Solutions, Inc.*	138,500	635,715
Brink’s Co. (The)	66,000	1,867,800
CDI Corp.	19,600	300,076
Consolidated Graphics, Inc.*	20,100	1,126,806
EVERTEC, Inc. (Puerto Rico)	11,400	253,194
ExlService Holdings, Inc.*	60,462	1,721,958
Green Dot Corp. (Class A Stock)*	177,550	4,674,891
Heidrick & Struggles International, Inc.*	13,198	251,554
Kelly Services, Inc. (Class A Stock)	70,400	1,370,688
Live Nation Entertainment, Inc.*	28,200	523,110
Quad/Graphics, Inc.	104,900	3,184,764
Resources Connection, Inc.	89,900	1,219,943
Team, Inc.*	61,761	2,455,000
Viad Corp.	54,700	1,364,765
Xoom Corp.*	5,400	171,774

		21,122,038

Commercial Services & Supplies — 3.2%
ACCO Brands Corp.*(a)	764,240	5,074,554
Cenveo, Inc.*(a)	359,200	1,059,640
Convergys Corp.(a)	165,912	3,110,850
DFC Global Corp.*	90,202	991,320
Diebold, Inc.	73,030	2,144,161
Herman Miller, Inc.	55,320	1,614,238
KAR Auction Services, Inc.	146,429	4,130,762
Mac-Gray Corp.	4,920	71,635
Matthews International Corp. (Class A Stock)	68,023	2,590,316
Navigant Consulting, Inc.*	44,700	691,062
PHH Corp.*(a)	121,900	2,893,906
RPX Corp.*	180,900	3,171,177
TeleTech Holdings, Inc.*	24,200	607,178
TMS International Corp. (Class A Stock)	266,090	4,640,610
Towers Watson & Co. (Class A Stock)	27,287	2,918,617

	Shares	Value

COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
United Stationers, Inc.	48,400	$2,105,400

		37,815,426

Communications Equipment — 1.0%
Bel Fuse, Inc. (Class B Stock)	39,190	683,474
Black Box Corp.	35,520	1,088,333
Digi International, Inc.*	295,060	2,953,550
InterDigital, Inc.(a)	68,760	2,566,811
Plantronics, Inc.	110,970	5,110,169

		12,402,337

Computer Hardware — 0.1%
Insight Enterprises, Inc.*	67,900	1,284,668

Computer Services & Software — 0.7%
CACI International, Inc. (Class A Stock)*(a)	17,424	1,204,173
Electronics For Imaging, Inc.*	37,100	1,175,328
Silicon Graphics International Corp.*	54,100	879,125
Sykes Enterprises, Inc.*	78,113	1,399,004
SYNNEX Corp.*	60,300	3,705,435

		8,363,065

Computers & Peripherals — 0.2%
Spansion, Inc. (Class A Stock)*	240,600	2,427,654

Conglomerates — 0.2%
Teleflex, Inc.	26,363	2,169,148

Construction & Engineering — 1.6%
EMCOR Group, Inc.	197,097	7,712,406
Engility Holdings, Inc.*	36,600	1,161,318
McDermott International, Inc.*	272,943	2,027,966
Michael Baker Corp.	32,700	1,323,369
Orion Marine Group, Inc.*	160,216	1,667,849
Tutor Perini Corp.*	179,319	3,823,081
VSE Corp.	32,700	1,535,265

		19,251,254

Consumer Products & Services — 0.5%
G&K Services, Inc. (Class A Stock)	75,506	4,559,807
Regis Corp.	69,549	1,020,979

		5,580,786

Containers & Packaging — 1.0%
Boise, Inc.	100,700	1,268,820
Graphic Packaging Holding Co.*	257,000	2,199,920
Greif, Inc. (Class A Stock)	56,314	2,761,075
Owens-Illinois, Inc.*	94,929	2,849,769
Silgan Holdings, Inc.	47,770	2,245,190

		11,324,774

Cosmetics & Toiletries
Revlon, Inc. (Class A Stock)*	17,000	472,090

Distribution/Wholesale — 0.1%
Core-Mark Holding Co., Inc.	13,800	916,872
ScanSource, Inc.*	8,700	301,020

		1,217,892

Diversified Consumer Services — 0.2%
Sotheby’s	36,010	1,769,171
Steiner Leisure Ltd. (Bahamas)*	13,582	793,596

		2,562,767

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Diversified Financial Services — 0.9%
Arlington Asset Investment Corp. (Class A Stock)	111,800	$2,658,604
Artisan Partners Asset Management, Inc.	7,600	397,936
BGC Partners, Inc. (Class A Stock)	130,900	739,585
Cowen Group, Inc. (Class A Stock)*	325,014	1,121,298
Credit Acceptance Corp.*	7,100	786,751
Federated Investors, Inc. (Class B Stock)(a)	88,613	2,406,729
Investment Technology Group, Inc.*	17,100	268,812
Manning & Napier, Inc.	12,700	211,836
Regional Management Corp.	60,400	1,920,720

		10,512,271

Diversified Operations
Standex International Corp.	8,200	487,080

Electric Utilities — 2.5%
Cleco Corp.	151,648	6,799,896
Empire District Electric Co. (The)	30,900	669,294
Genie Energy Ltd. (Class B Stock)*	25,300	247,940
MGE Energy, Inc.	31,810	1,735,235
Portland General Electric Co.	341,623	9,644,017
Unitil Corp.	17,000	497,590
UNS Energy Corp.	218,730	10,197,193

		29,791,165

Electrical Equipment — 0.1%
GrafTech International Ltd.*(a)	108,720	918,684

Electronic Components & Equipment — 3.7%
Alpha & Omega Semiconductor Ltd.*	115,119	968,151
AVX Corp.	280,620	3,684,540
Belden, Inc.	57,395	3,676,150
Benchmark Electronics, Inc.*	123,100	2,817,759
Checkpoint Systems, Inc.*	8,900	148,630
Coherent, Inc.	35,916	2,207,038
EnerSys, Inc.	53,400	3,237,642
General Cable Corp.	71,037	2,255,425
Greatbatch, Inc.*	10,700	364,121
Littelfuse, Inc.	12,600	985,572
Newport Corp.*	22,100	345,423
Park Electrochemical Corp.	305,850	8,762,603
PerkinElmer, Inc.	94,148	3,554,087
Sanmina Corp.*	376,168	6,579,178
TTM Technologies, Inc.*	63,600	620,100
Vaalco Energy, Inc.*	83,200	464,256
Zagg, Inc.*(a)	85,800	386,100
Zebra Technologies Corp. (Class A Stock)*	64,161	2,921,250

		43,978,025

Electronics — 0.2%
Stoneridge, Inc.*	169,700	1,834,457

Energy Equipment & Services — 2.0%
C&J Energy Services, Inc.*(a)	327,350	6,573,188
Gulf Island Fabrication, Inc.	76,680	1,879,427
Key Energy Services, Inc.*	363,942	2,653,137
Matrix Service Co.*	114,280	2,242,174
Natural Gas Services Group, Inc.*	76,000	2,038,320
Pattern Energy Group, Inc.*	26,400	617,760
REX American Resources Corp.*	9,500	292,030
Tesco Corp.*	67,690	1,121,623
TETRA Technologies, Inc.*	260,620	3,265,569

	Shares	Value

COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Tidewater, Inc.	50,820	$3,013,118

		23,696,346

Energy–Alternate Sources — 0.5%
FutureFuel Corp.	4,800	86,208
Green Plains Renewable Energy, Inc.	122,500	1,966,125
Renewable Energy Group, Inc.*	234,300	3,549,645

		5,601,978

Entertainment & Leisure — 0.4%
Arctic Cat, Inc.	27,767	1,584,107
Isle of Capri Casinos, Inc.*(a)	40,200	303,912
Johnson Outdoors, Inc.*	9,500	254,790
Scientific Games Corp. (Class A Stock)*	125,796	2,034,121
Speedway Motorsports, Inc.	35,318	632,192

		4,809,122

Environmental Control — 0.8%
Ceco Environmental Corp.	27,800	391,424
Clean Harbors, Inc.*	72,702	4,264,699
Darling International, Inc.*	234,386	4,959,608
GSE Holding, Inc.*	16,900	35,152

		9,650,883

Environmental Services — 0.4%
Tetra Tech, Inc.*	161,166	4,172,588

Financial Services — 0.9%
Assured Guaranty Ltd. (Bermuda)	57,900	1,085,625
First Commonwealth Financial Corp.	213,700	1,621,983
Flushing Financial Corp.	27,100	499,995
Lakeland Financial Corp.	14,500	473,425
NBT Bancorp, Inc.	59,038	1,356,693
Nelnet, Inc. (Class A Stock)	51,500	1,980,175
OceanFirst Financial Corp.	16,400	277,324
World Acceptance Corp.*(a)	30,800	2,769,536
WSFS Financial Corp.	13,200	795,300

		10,860,056

Financial–Bank & Trust — 4.7%
1st Source Corp.	6,100	164,212
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	22,100	550,732
Berkshire Hills Bancorp, Inc.	15,100	379,161
Boston Private Financial Holdings, Inc.	173,218	1,922,720
Camden National Corp.	4,800	196,320
Cardinal Financial Corp.	156,922	2,593,921
Cathay General Bancorp	32,700	764,199
Chemical Financial Corp.	13,885	387,669
City Holding Co.(a)	25,800	1,115,592
Columbia Banking System, Inc.	14,771	364,844
Community Bank System, Inc.	15,100	515,212
Community Trust Bancorp, Inc.	23,642	959,629
CVB Financial Corp.	161,500	2,183,480
East West Bancorp, Inc.	21,400	683,730
Financial Institutions, Inc.	27,700	566,742
First Community Bancshares, Inc.	40,300	658,905
First Financial Bancorp	42,200	640,174
First Horizon National Corp.	311,082	3,418,791
First Merchants Corp.	25,200	436,716
First Midwest Bancorp, Inc.	332,133	5,018,530
First Niagara Financial Group, Inc.	72,717	754,075
First of Long Island Corp. (The)	4,800	186,480

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial–Bank & Trust (cont’d.)
FNB Corp.	42,900	$520,377
Hancock Holding Co.	139,731	4,384,759
Heartland Financial USA, Inc.	22,700	632,422
Independent Bank Corp.	25,200	899,640
MainSource Financial Group, Inc.	40,300	612,157
National Penn Bancshares, Inc.	291,529	2,929,866
PacWest Bancorp(a)	168,871	5,802,408
Peoples Bancorp, Inc.	23,100	482,328
Pinnacle Financial Partners, Inc.*	116,810	3,482,106
Provident Financial Services, Inc.	31,500	510,615
Republic Bancorp, Inc. (Class A Stock)	13,446	370,437
Sierra Bancorp	29,600	465,608
Southside Bancshares, Inc.	17,796	477,289
Southwest Bancorp, Inc.*	109,833	1,626,627
Susquehanna Bancshares, Inc.	256,594	3,220,255
Trustmark Corp.	19,500	499,200
Washington Trust Bancorp, Inc.	12,000	377,160
WesBanco, Inc.	91,700	2,726,241
West Bancorp	36,800	507,840

		54,989,169

Food — 1.1%
Chiquita Brands International, Inc.*	185,100	2,343,366
Ingredion, Inc.	35,145	2,325,545
Pinnacle Foods, Inc.	48,700	1,289,089
Snyders-Lance, Inc.	61,201	1,765,649
Spartan Stores, Inc.	143,200	3,158,992
TreeHouse Foods, Inc.*	37,011	2,473,445

		13,356,086

Food & Staples Retailing — 1.1%
Casey’s General Stores, Inc.	29,660	2,180,010
Pantry, Inc. (The)*	637,241	7,060,631
Weis Markets, Inc.	88,660	4,339,020

		13,579,661

Gas Utilities — 0.9%
Laclede Group, Inc. (The)	47,510	2,137,950
New Jersey Resources Corp.	54,859	2,416,539
Northwest Natural Gas Co.	70,050	2,940,699
WGL Holdings, Inc.	65,480	2,796,651

		10,291,839

Hand/Machine Tools — 0.3%
Hardinge, Inc.	36,600	565,470
Regal-Beloit Corp.	49,691	3,375,510

		3,940,980

Healthcare Products — 0.4%
NanoString Technologies, Inc.*	12,700	139,700
Natus Medical, Inc.*	66,700	945,806
NuVasive, Inc.*	125,000	3,061,250

		4,146,756

Healthcare Providers & Services — 0.6%
Cross Country Healthcare, Inc.*	498,610	3,021,576
LifePoint Hospitals, Inc.*	90,762	4,232,232

		7,253,808

Healthcare Services — 1.1%
Almost Family, Inc.	9,434	183,303
AmSurg Corp.*	91,914	3,648,986

	Shares	Value

COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
HealthSouth Corp.	57,911	$1,996,771
MEDNAX, Inc.*	20,023	2,010,309
Molina Healthcare, Inc.*(a)	119,000	4,236,400
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	68,500	1,259,715

		13,335,484

Home Builders
William Lyon Homes (Class A Stock)*	10,200	207,264

Home Furnishings — 0.3%
Select Comfort Corp.*	78,295	1,906,483
Skullcandy, Inc.*(a)	103,751	641,181
Universal Electronics, Inc.*	16,500	594,495

		3,142,159

Hotels, Restaurants & Leisure — 0.3%
Cracker Barrel Old Country Store, Inc.	32,003	3,303,990

Household Durables — 0.7%
Kimball International, Inc. (Class B Stock)	121,400	1,346,326
MDC Holdings, Inc.	17,700	531,177
Ryland Group, Inc. (The)	74,240	3,009,690
Scotts Miracle-Gro Co. (The) (Class A Stock)	43,536	2,395,786
WCI Communities, Inc.*	61,850	1,067,531

		8,350,510

Household Products — 0.8%
Central Garden & Pet Co. (Class A Stock)*	250,887	1,718,576
Helen of Troy Ltd. (Bermuda)*	116,800	5,162,560
Prestige Brands Holdings, Inc.*	66,620	2,006,594

		8,887,730

Housewares
Lifetime Brands, Inc.	35,900	548,911

Industrial Products — 1.0%
Brady Corp. (Class A Stock)	32,700	997,350
EnPro Industries, Inc.*(a)	99,621	5,998,180
Watts Water Technologies, Inc. (Class A Stock)	48,700	2,745,219
WESCO International, Inc.*	26,697	2,043,121

		11,783,870

Insurance — 5.5%
Allied World Assurance Co. Holdings AG (Switzerland)	61,630	6,125,406
American Equity Investment Life Holding Co.(a)	248,700	5,277,414
American Safety Insurance Holdings Ltd. (Bermuda)*	6,536	197,387
AMERISAFE, Inc.	57,200	2,031,172
Amtrust Financial Services, Inc.(a)	44,669	1,744,771
Aspen Insurance Holdings Ltd.	35,800	1,299,182
AXIS Capital Holdings Ltd. (Bangladesh)	129,680	5,616,441
CNO Financial Group, Inc.	381,246	5,489,942
Employers Holdings, Inc.	160,085	4,760,928
Endurance Specialty Holdings Ltd.(a)	80,284	4,312,856
Hanover Insurance Group, Inc. (The)	84,148	4,655,067
Horace Mann Educators Corp.	148,656	4,218,857
Infinity Property & Casualty Corp.	58,426	3,774,320
Maiden Holdings Ltd. (Bermuda)	118,300	1,397,123
Markel Corp.*	1,700	880,209

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)
Platinum Underwriters Holdings Ltd. (Bermuda)	58,853	$3,515,290
ProAssurance Corp.	70,887	3,194,168
Reinsurance Group of America, Inc.	45,157	3,025,067
Selective Insurance Group, Inc.	34,000	833,000
Stewart Information Services Corp.(a)	20,200	646,198
Symetra Financial Corp.	54,100	964,062
Tower Group International Ltd.	5,368	37,576
United Fire Group, Inc.	18,900	575,883

		64,572,319

Internet Services — 0.2%
FireEye, Inc.	11,100	460,983
PC-Tel, Inc.	4,600	40,710
RingCentral, Inc. (Class A Stock)	5,500	99,110
United Online, Inc.	157,800	1,259,244

		1,860,047

Internet Software & Services — 0.6%
1-800-Flowers.com, Inc. (Class A Stock)*	42,400	209,032
Active Network, Inc. (The)*	103,200	1,476,792
Bazaarvoice, Inc.*(a)	14,700	133,476
Liquidity Services, Inc.*(a)	57,944	1,944,601
QuinStreet, Inc.*	42,300	399,735
Tremor Video, Inc.*	81,255	749,984
Vocus, Inc.*	9,600	89,376
WebMD Health Corp.*(a)	69,700	1,993,420

		6,996,416

Investment Companies — 0.4%
Apollo Investment Corp.	157,279	1,281,824
Fidus Investment Corp.	14,628	283,783
KCAP Financial, Inc.	45,570	409,219
MCG Capital Corp.	67,586	340,633
Prospect Capital Corp.	197,942	2,212,992

		4,528,451

IT Services — 0.5%
Unisys Corp.*(a)	243,500	6,133,765

Leisure Equipment & Products — 0.2%
Callaway Golf Co.(a)	294,924	2,099,859

Machinery — 1.6%
Altra Holdings, Inc.	66,880	1,799,741
FreightCar America, Inc.	27,700	572,836
Hyster-Yale Materials Handling, Inc.	20,700	1,856,169
Kaydon Corp.	61,088	2,169,846
NN, Inc.	53,500	832,460
RBC Bearings, Inc.*	84,905	5,594,390
Snap-on, Inc.	24,650	2,452,675
Trimas Corp.*	81,447	3,037,973

		18,316,090

Machinery & Equipment — 0.9%
Applied Industrial Technologies, Inc.	41,800	2,152,700
Briggs & Stratton Corp.	136,300	2,742,356
Kadant, Inc.	98,184	3,298,001
Terex Corp.*(a)	62,408	2,096,909

		10,289,966

Manufacturing — 0.3%
Actuant Corp. (Class A Stock)	67,649	2,627,487

	Shares	Value

COMMON STOCKS (Continued)
Manufacturing (cont’d.)
Park Ohio Holdings Corp.*	14,500	$557,090

		3,184,577

Marine — 0.4%
Diana Shipping, Inc. (Greece)*(a)	167,024	2,015,980
Kirby Corp.*	36,880	3,191,964

		5,207,944

Media — 0.6%
Entercom Communications Corp. (Class A Stock)*(a)	141,900	1,245,882
EW Scripps Co. (Class A Stock)*	200,500	3,679,175
LIN Media LLC (Class A Stock)*	7,800	158,262
Sinclair Broadcast Group, Inc. (Class A Stock)	43,716	1,465,360

		6,548,679

Medical – Drugs
Taylor Capital Group, Inc.*(a)	15,800	349,970

Metals & Mining — 1.9%
Allegheny Technologies, Inc.	79,302	2,420,297
Carpenter Technology Corp.	31,900	1,853,709
Coeur Mining, Inc.*	142,700	1,719,535
Global Brass & Copper Holdings, Inc.*	41,100	720,894
Globe Specialty Metals, Inc.	30,300	466,923
Haynes International, Inc.	33,030	1,497,250
Horsehead Holding Corp.*	194,140	2,418,984
LB Foster Co. (Class A Stock)	32,700	1,495,698
RTI International Metals, Inc.*(a)	135,258	4,333,666
SunCoke Energy, Inc.*	58,500	994,500
US Silica Holdings, Inc.(a)	6,000	149,400
Westmoreland Coal Co.*	10,852	143,029
Worthington Industries, Inc.	138,200	4,758,226

		22,972,111

Office Equipment — 0.3%
Interface, Inc.	86,990	1,725,882
Steelcase, Inc. (Class A Stock)	98,700	1,640,394

		3,366,276

Oil, Gas & Consumable Fuels — 3.2%
Basic Energy Services, Inc.*	35,900	453,776
Berry Petroleum Co. (Class A Stock)	20,800	897,104
Bill Barrett Corp.*(a)	179,270	4,501,470
Bonanza Creek Energy, Inc.*	13,200	637,032
Carrizo Oil & Gas, Inc.*(a)	86,150	3,214,257
Cloud Peak Energy, Inc.*	122,390	1,795,461
CVR Energy, Inc.	13,200	508,464
Dawson Geophysical Co.*(a)	25,200	818,244
Delek US Holdings, Inc.	77,900	1,642,911
Energy XXI Bermuda Ltd. (Bermuda)(a)	39,600	1,195,920
EPL Oil & Gas, Inc.*	143,200	5,314,152
Forum Energy Technologies, Inc.*(a)	40,900	1,104,709
Goodrich Petroleum Corp.*(a)	82,891	2,013,422
Helix Energy Solutions Group, Inc.*(a)	100,500	2,549,685
Oasis Petroleum, Inc.*	41,555	2,041,597
Parker Drilling Co.*	234,500	1,336,650
SemGroup Corp. (Class A Stock)(a)	7,200	410,544
Stone Energy Corp.*	92,400	2,996,532
Superior Energy Services, Inc.*	34,469	863,104
Swift Energy Co.*(a)	149,160	1,703,407
W&T Offshore, Inc.(a)	87,400	1,548,728

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Western Refining, Inc.(a)	6,000	$180,240

		37,727,409

Paper & Forest Products — 0.5%
Boise Cascade Co.	66,630	1,795,679
Domtar Corp.	7,200	571,824
P.H. Glatfelter Co.	18,300	495,381
Resolute Forest Products, Inc. (Canada)*(a)	54,800	724,456
Rock-Tenn Co. (Class A Stock)	22,600	2,288,702
Schweitzer-Mauduit International, Inc.	7,600	460,028

		6,336,070

Pharmaceuticals — 0.6%
Agios Pharmaceuticals, Inc.*(a)	3,100	86,676
Cornerstone Therapeutics, Inc.*	12,700	119,507
Impax Laboratories, Inc.*	91,800	1,882,818
Lannett Co., Inc.*	75,800	1,653,956
Ophthotech Corp.*	10,600	314,926
Progenics Pharmaceuticals, Inc.*	37,400	188,122
TESARO, Inc.*	28,900	1,119,586
XenoPort, Inc.*(a)	298,000	1,692,640

		7,058,231

Printing & Publishing — 0.1%
Courier Corp.	39,200	620,144

Professional Services — 0.6%
Korn/Ferry International*	56,490	1,208,886
TrueBlue, Inc.*	254,340	6,106,703

		7,315,589

Real Estate Investment Trusts — 8.8%
Acadia Realty Trust	15,800	389,944
American Campus Communities, Inc.	52,800	1,803,120
Anworth Mortgage Asset Corp.	606,300	2,928,429
Ashford Hospitality Trust, Inc.	191,000	2,356,940
BioMed Realty Trust, Inc.	162,037	3,012,268
Campus Crest Communities, Inc.	279,860	3,022,488
CapLease, Inc.	173,500	1,473,015
Capstead Mortgage Corp.	405,100	4,768,027
CBL & Associates Properties, Inc.	99,126	1,893,307
Cedar Realty Trust, Inc.	192,500	997,150
Chatham Lodging Trust	35,300	630,458
Chesapeake Lodging Trust	58,500	1,377,090
Coresite Realty Corp.	76,700	2,603,198
Corporate Office Properties Trust	41,350	955,185
Cousins Properties, Inc.	744,997	7,666,019
CYS Investments, Inc.	105,700	859,341
DCT Industrial Trust, Inc.	245,800	1,767,302
DiamondRock Hospitality Co.	407,000	4,342,690
EastGroup Properties, Inc.	62,030	3,672,796
Education Realty Trust, Inc.	242,716	2,208,716
EPR Properties	18,200	887,068
Equity One, Inc.	133,897	2,926,988
Extra Space Storage, Inc.	20,800	951,600
FelCor Lodging Trust, Inc.*	122,800	756,448
First Industrial Realty Trust, Inc.	255,000	4,148,850
GEO Group, Inc. (The)	26,400	877,800
Getty Realty Corp.	17,700	343,911
Government Properties Income Trust	14,500	346,985
Hersha Hospitality Trust	833,830	4,661,110
Home Properties, Inc.	6,000	346,500

	Shares	Value

COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Kite Realty Group Trust	270,300	$1,602,879
LaSalle Hotel Properties	49,140	1,401,473
Lexington Realty Trust(a)	326,932	3,671,446
LTC Properties, Inc.	40,900	1,553,382
MFA Financial, Inc.	443,681	3,305,423
Mid-America Apartment Communities, Inc.(a)	113,248	7,078,000
Parkway Properties, Inc.	125,100	2,223,027
Pebblebrook Hotel Trust	181,390	5,207,707
Pennsylvania Real Estate Investment Trust	28,352	530,182
Potlatch Corp.	99,900	3,964,032
RAIT Financial Trust	189,300	1,340,244
Ramco-Gershenson Properties Trust	37,200	573,252
Redwood Trust, Inc.(a)	218,600	4,304,234
Sun Communities, Inc.	18,300	779,946
Washington Real Estate Investment Trust	31,960	807,629
Winthrop Realty Trust	46,000	512,900

		103,830,499

Real Estate Management & Development — 0.3%
Alexander & Baldwin, Inc.*	47,100	1,696,542
CBRE Group, Inc. (Class A Stock)*	34,985	809,203
Jones Lang LaSalle, Inc.	17,350	1,514,655

		4,020,400

Registered Investment Companies — 0.1%
American Capital Ltd.*	77,400	1,064,250
Gladstone Capital Corp.	17,800	155,394

		1,219,644

Retail & Merchandising — 2.5%
Bravo Brio Restaurant Group, Inc.*	7,700	116,270
Children’s Place Retail Stores, Inc. (The)*	49,000	2,835,140
Conn’s, Inc.*(a)	36,234	1,813,149
Destination Maternity Corp.	18,300	581,940
Dillard’s, Inc. (Class A Stock)	18,200	1,425,060
Ethan Allen Interiors, Inc.	77,806	2,168,453
Express, Inc.*	101,079	2,384,454
EZCORP, Inc. (Class A Stock)*	22,100	373,048
hhgregg, Inc.*(a)	100,600	1,801,746
Men’s Wearhouse, Inc. (The)	24,159	822,614
Perry Ellis International, Inc.	95,850	1,805,814
Rite Aid Corp.*	1,691,500	8,051,540
Ruth’s Hospitality Group, Inc.	142,700	1,692,422
Susser Holdings Corp.*	25,607	1,361,012
Tilly’s, Inc. (Class A Stock)*	31,500	457,065
Trans World Entertainment Corp.	10,300	47,689
World Fuel Services Corp.	47,965	1,789,574

		29,526,990

Road & Rail — 0.6%
Genesee & Wyoming, Inc. (Class A Stock)*	28,940	2,690,552
Old Dominion Freight Line, Inc.*	89,147	4,099,870

		6,790,422

Savings & Loan — 0.3%
Banc of California, Inc.	17,700	244,791
Homestreet, Inc.	60,400	1,165,720
Investors Bancorp, Inc.	85,961	1,880,827

		3,291,338

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Schools
Corinthian Colleges, Inc.*(a)	85,100	$186,369

Semiconductors — 1.4%
Amkor Technology, Inc.*(a)	291,200	1,249,248
DSP Group, Inc.*	29,800	210,090
Emulex Corp.*	241,518	1,874,180
Fairchild Semiconductor International, Inc.*	231,351	3,213,465
First Solar, Inc.*(a)	54,700	2,199,487
GSI Group, Inc.*	43,600	415,944
Integrated Silicon Solution, Inc.*	124,500	1,355,805
IXYS Corp.	51,100	493,115
MKS Instruments, Inc.	128,114	3,406,551
Pericom Semiconductor Corp.*	39,800	310,440
Ultra Clean Holdings*	245,000	1,692,950

		16,421,275

Semiconductors & Semiconductor Equipment — 2.8%
Cirrus Logic, Inc.*(a)	133,800	3,034,584
Entegris, Inc.*	24,911	252,847
Exar Corp.*	493,192	6,613,705
LTX-Credence Corp.*	23,900	157,262
ON Semiconductor Corp.*	648,100	4,731,130
Rudolph Technologies, Inc.*(a)	457,460	5,215,044
Teradyne, Inc.*(a)	440,493	7,276,944
Veeco Instruments, Inc.*(a)	140,560	5,233,049

		32,514,565

Software — 0.6%
Actuate Corp.*	63,400	465,990
Audience, Inc.*	7,200	80,928
Avid Technology, Inc.*	84,600	507,600
CSG Systems International, Inc.(a)	27,700	693,885
Digital River, Inc.*	32,100	573,627
Proofpoint, Inc.*	4,800	154,176
PTC, Inc.*	149,847	4,260,150
Violin Memory, Inc.*	30,400	223,440

		6,959,796

Specialty Retail — 1.7%
American Eagle Outfitters, Inc.	219,864	3,075,897
ANN, Inc.*	225,821	8,179,236
Brown Shoe Co., Inc.	65,400	1,534,938
Cato Corp. (The) (Class A Stock)	30,987	867,016
Kirkland’s, Inc.*	56,000	1,032,640
MarineMax, Inc.*(a)	322,640	3,936,208
Roundy’s, Inc.	127,400	1,095,640
Stein Mart, Inc.*	60,300	827,316

		20,548,891

Telecommunications — 1.7%
Aviat Networks, Inc.*	61,700	159,186
Comtech Telecommunications Corp.	50,258	1,222,275
Extreme Networks*	38,200	199,404
Harmonic, Inc.*	108,900	837,441
IDT Corp. (Class B Stock)	45,300	804,075
Inteliquent, Inc.*	361,900	3,495,954
Ixia*	155,154	2,431,263
Oplink Communications, Inc.*	12,700	239,014
Premiere Global Services, Inc.*	35,500	353,580
RF Micro Devices, Inc.*	739,830	4,172,641
Straight Path Communications, Inc. (Class B Stock)*	22,650	119,139

	Shares	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Symmetricon, Inc.*	82,600	$398,132
Telenav, Inc.*	178,800	1,044,192
Tellabs, Inc.*	1,201,900	2,728,313
USA Mobility, Inc.	48,500	686,760
Vonage Holdings Corp.*	195,387	613,515

		19,504,884

Textiles, Apparel & Luxury Goods — 0.5%
Jones Group, Inc. (The)	134,500	2,018,845
Movado Group, Inc.	52,160	2,282,000
Vera Bradley, Inc.*(a)	50,902	1,046,545

		5,347,390

Thrifts & Mortgage Finance — 0.5%
BankFinancial Corp.	12,900	115,068
Charter Financial Corp.	50,400	544,320
First Defiance Financial Corp.	18,900	442,071
Flagstar Bancorp, Inc.*(a)	188,400	2,780,784
Provident Financial Holdings, Inc.	23,300	387,013
Westfield Financial, Inc.	281,480	1,987,249

		6,256,505

Trading Companies & Distributors — 0.2%
Rush Enterprises, Inc. (Class A Stock)*	88,490	2,345,870

Transportation — 0.6%
Aircastle Ltd. (Bermuda)	42,800	745,148
AMERCO	15,101	2,780,547
Gulfmark Offshore, Inc. (Class A Stock)	22,600	1,150,114
Knightsbridge Tankers Ltd. (Bermuda)	83,700	851,229
Pacer International, Inc.*	44,300	274,217
Saia, Inc.*	10,100	314,918
Swift Transportation Co.*(a)	50,300	1,015,557
Universal Truckload Services, Inc.	10,700	285,262

		7,416,992

Utilities — 1.7%
American States Water Co.	14,400	396,864
California Water Service Group	12,700	258,064
Chesapeake Utilities Corp.	8,200	430,418
El Paso Electric Co.	42,800	1,429,520
Great Plains Energy, Inc.	264,183	5,864,863
IDACORP, Inc.	121,410	5,876,244
NorthWestern Corp.	42,700	1,918,084
South Jersey Industries, Inc.	2,900	169,882
Southwest Gas Corp.	52,800	2,640,000
UIL Holdings Corp.	12,600	468,468
Westar Energy, Inc.(a)	34,600	1,060,490

		20,512,897

Water Utilities
Artesian Resources Corp. (Class A Stock)	7,200	160,200
Consolidated Water Co. Ltd. (Cayman Islands)	6,600	98,802

		259,002

TOTAL COMMON STOCKS

(cost $954,519,745)		1,143,853,118

EXCHANGE TRADED FUNDS — 0.4%
iShares NASDAQ Biotechnology Index Fund(a)	7,197	1,508,491

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

		Shares	Value

EXCHANGE TRADED FUNDS (Continued)
iShares Russell 2000 Index Fund(a)		29,823	$3,179,728
iShares Russell 2000 Value Index Fund		2,780	254,759

TOTAL EXCHANGE TRADED FUNDS

(cost $3,429,555)			4,942,978

Interest Rate	Maturity Date	Principal Amount (000) #

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes
0.250%	11/30/13(k)	1,845	1,845,576

(cost $1,845,252)

TOTAL LONG-TERM INVESTMENTS

(cost $959,794,552)			1,150,641,672

		Shares
SHORT-TERM INVESTMENT — 13.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $154,180,890; includes $125,265,391 of cash collateral for securities on loan)(b)(w)		154,180,890	154,180,890

TOTAL INVESTMENTS — 110.6%

(cost $1,113,975,442)			1,304,822,562
Liabilities in excess of other assets(x) — (10.6)%			(125,162,752)

NET ASSETS — 100.0%			$1,179,659,810

The following abbreviation is used in the Portfolio descriptions:

NASDAQ	National Association for Securities Dealers Automated

Quotations

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $121,044,879; cash collateral of $125,265,391 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation(1)

Long Position:
153	Russell 2000 Mini Index	Dec. 2013	$16,179,750	$ 16,392,420	$ 212,670

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identifical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,143,853,118	$—	$—
Exchange Traded Funds	4,942,978	—	—
U.S. Treasury Obligation	—	1,845,576	—
Affiliated Money Market Mutual Fund	154,180,890	—	—
Other Financial Instruments*
Futures	212,670	—	—

Total	$1,303,189,656	$1,845,576	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS — 62.0%
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)	234,000	$4,020,120
Lamar Advertising Co. (Class A Stock)*	37,100	1,744,813
WPP PLC (United Kingdom)	1,042,822	21,430,168

		27,195,101

Aerospace & Defense — 0.9%
Boeing Co. (The)	394,900	46,400,750
HEICO Corp. (Class A Stock)	30,718	1,540,201
Rolls-Royce Holdings PLC (United Kingdom)*	652,398	11,737,919
United Technologies Corp.	284,700	30,696,354

		90,375,224

Agriculture — 0.5%
Alliance One International, Inc.*	213,900	622,449
Bunge Ltd. (Bermuda)	4,200	318,822
Philip Morris International, Inc.	590,900	51,166,031

		52,107,302

Airlines — 0.4%
Delta Air Lines, Inc.(a)	717,500	16,925,825
SkyWest, Inc.	61,000	885,720
United Continental Holdings, Inc.*	547,900	16,826,009

		34,637,554

Automobile Manufacturers — 0.9%
Bayerische Motoren Werke AG (Germany)	108,726	11,692,844
General Motors Co.*(a)	645,200	23,207,844
Harley-Davidson, Inc.	153,000	9,828,720
Honda Motor Co. Ltd. (Japan)	370,200	14,150,083
Nissan Motor Co. Ltd. (Japan)	445,900	4,500,348
Oshkosh Corp.*	53,600	2,625,328
Toyota Motor Corp. (Japan)	321,600	20,626,636
Winnebago Industries, Inc.*	70,100	1,819,796

		88,451,599

Automotive Parts — 0.7%
Aisin Seiki Co. Ltd. (Japan)	253,900	10,884,974
Autoliv, Inc., SDR (Sweden)	45,640	3,996,802
AutoZone, Inc.*(a)	21,100	8,919,603
Delphi Automotive PLC (United Kingdom)	205,400	11,999,468
GKN PLC (United Kingdom)	1,566,150	8,664,816
Johnson Controls, Inc.	209,800	8,706,700
Koito Manufacturing Co. Ltd. (Japan)	96,000	1,830,709
TRW Automotive Holdings Corp.*	120,900	8,621,379

		63,624,451

Banks — 0.1%
BNP Paribas SA (France)	158,512	10,722,465
FirstMerit Corp	34,428	747,432

		11,469,897

Beverages — 1.2%
Coca-Cola Co. (The)	825,000	31,251,000
Coca-Cola Enterprises, Inc.	215,700	8,673,297
Green Mountain Coffee Roasters, Inc.*(a)	39,700	2,990,601
Kirin Holdings Co. Ltd. (Japan)	561,000	8,190,696
Monster Beverage Corp.*(a)	117,400	6,134,150
PepsiCo, Inc.	586,446	46,622,457
Pernod-Ricard SA (France)	104,283	12,949,422

		116,811,623

	Shares	Value

COMMON STOCKS (Continued)
Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.*	86,500	$10,047,840
Alnylam Pharmaceuticals, Inc.*	36,100	2,310,761
Amgen, Inc.	161,700	18,100,698
Biogen Idec, Inc.*	77,500	18,658,900
Celgene Corp.*	86,800	13,361,124
CSL Ltd. (Australia)	156,944	9,367,648
Cubist Pharmaceuticals, Inc.*(a)	18,100	1,150,255
Exelixis, Inc.*(a)	176,200	1,025,484
Gilead Sciences, Inc.*(a)	527,700	33,160,668
Illumina, Inc.*(a)	12,100	978,043
Incyte Corp. Ltd.*	71,900	2,742,985
Medicines Co. (The)*	59,500	1,994,440
Regeneron Pharmaceuticals, Inc.*	24,500	7,665,315
Vertex Pharmaceuticals, Inc.*	20,400	1,546,728

		122,110,889

Building Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	80,000	257,316
Comfort Systems USA, Inc.	27,000	453,870
Martin Marietta Materials, Inc.	97,500	9,571,575

		10,282,761

Business Services — 0.1%
ARC Document Solutions, Inc.*	120,640	553,738
Corporate Executive Board Co. (The)	14,500	1,052,990
Manpowergroup, Inc.	41,000	2,982,340
Navigant Consulting, Inc.*	75,200	1,162,592
Robert Half International, Inc.	73,900	2,884,317

		8,635,977

Chemicals — 1.7%
Air Products & Chemicals, Inc.	87,300	9,303,561
Airgas, Inc.	26,300	2,789,115
Albemarle Corp.	20,540	1,292,788
American Vanguard Corp.	44,100	1,187,172
Asahi Kasei Corp. (Japan)	1,452,000	10,966,232
BASF SE (Germany)	135,012	12,947,706
Cabot Corp.	6,800	290,428
Celanese Corp.	236,600	12,490,114
Dow Chemical Co. (The)	148,300	5,694,720
Ecolab, Inc.	299,650	29,593,434
FMC Corp.	3,900	279,708
LyondellBasell Industries NV (Netherlands) (Class A Stock)	167,600	12,273,348
Methanex Corp. (Canada)	7,500	384,525
Monsanto Co	182,600	19,057,962
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	129,700	4,057,016
PPG Industries, Inc.	43,900	7,333,934
Praxair, Inc.	141,300	16,985,673
Sherwin-Williams Co. (The)	53,200	9,691,976
Tosoh Corp. (Japan)	390,000	1,613,292
Wacker Chemie AG (Germany)	37,175	3,670,238

		161,902,942

Clothing & Apparel — 0.2%
Deckers Outdoor Corp.*(a)	16,600	1,094,272
NIKE, Inc. (Class B Stock)	193,800	14,077,632
Ralph Lauren Corp.	25,400	4,184,142

		19,356,046

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Commercial Banks — 1.2%
Bank of Kentucky Financial Corp.	36,700	$1,002,277
CIT Group, Inc.*	18,600	907,122
Citigroup, Inc.	1,056,131	51,232,915
City National Corp.	11,800	786,588
DNB ASA (Norway)	934,628	14,193,108
Home BancShares, Inc.	93,468	2,838,623
Intesa Sanpaolo SpA (Italy)	3,718,044	7,690,891
Nordea Bank AB (Sweden)	558,148	6,735,222
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,676,810	13,303,924
Svenska Handelsbanken AB (Sweden) (Class A Stock)	286,262	12,247,614
Synovus Financial Corp.	412,400	1,360,920
Western Alliance Bancorp*	88,100	1,667,733

		113,966,937

Commercial Services — 0.7%
Abertis Infraestructuras SA (Spain)(a)	8,035	156,162
Advisory Board Co. (The)*(a)	26,060	1,550,049
Ascent Capital Group, Inc. (Class A Stock)*	18,742	1,510,980
Automatic Data Processing, Inc.	190,600	13,795,628
Benesse Holdings, Inc. (Japan)	93,200	3,389,854
CCR SA (Brazil)	14,500	114,296
DP World Ltd. (United Arab Emirates)	4,822	77,875
FTI Consulting, Inc.*(a)	25,500	963,900
H&E Equipment Services, Inc.*	50,400	1,338,624
Iron Mountain, Inc.	191,900	5,185,138
Macquarie Atlas Roads Group (Australia)	42,300	96,774
MasterCard, Inc. (Class A Stock)	40,500	27,247,590
Monro Muffler Brake, Inc.(a)	28,800	1,338,912
Mundra Port & Special Economic Zone Ltd. (India)*	44,991	99,306
OHL Mexico SAB de CV (Mexico)*(a)	15,100	39,741
Performant Financial Corp.*	14,100	153,972
Quanta Services, Inc.*	207,700	5,713,827
Verisk Analytics, Inc. (Class A Stock)*	32,900	2,137,184

		64,909,812

Computer Hardware — 1.8%
Apple, Inc.	271,300	129,342,275
Dell, Inc.	1,177,500	16,214,175
International Business Machines Corp.	162,350	30,063,973
Riverbed Technology, Inc.*	42,430	619,054

		176,239,477

Computer Services & Software — 2.3%
3D Systems Corp.*(a)	19,200	1,036,608
Accenture PLC (Ireland) (Class A Stock)	189,500	13,954,780
Akamai Technologies, Inc.*(a)	126,900	6,560,730
Autodesk, Inc.*	558,600	22,997,562
Bazaarvoice, Inc.*	26,900	244,252
Cadence Design Systems, Inc.*(a)	74,300	1,003,050
Check Point Software Technologies Ltd. (Israel)*(a)	139,000	7,861,840
Citrix Systems, Inc.*	114,900	8,113,089
Cognizant Technology Solutions Corp. (Class A Stock)*	131,800	10,823,416
CommVault Systems, Inc.*	25,900	2,274,797
Concur Technologies, Inc.*(a)	13,600	1,502,800
Fidelity National Information Services, Inc.	186,800	8,674,992
FleetMatics Group PLC (Ireland)*(a)	15,800	593,290

	Shares	Value

COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Global Payments, Inc.	26,500	$1,353,620
Guidewire Software, Inc.*	10,200	480,522
Informatica Corp.*	41,000	1,597,770
Jack Henry & Associates, Inc.	34,610	1,786,222
Microsoft Corp.	2,316,400	77,159,284
MSCI, Inc.*	47,900	1,928,454
Oracle Corp.	865,800	28,718,586
Proofpoint, Inc.*	24,000	770,880
RealD, Inc.*(a)	108,600	760,200
Red Hat, Inc.*	490,980	22,653,817
SYNNEX Corp.*	35,170	2,161,197

		225,011,758

Computers & Peripherals — 0.1%
Wacom Co. Ltd. (Japan)	562,400	5,409,979

Conglomerates — 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	1,422,400	17,059,604

Consumer Discretionary — 0.2%
Cie Financiere Richemont SA (Switzerland)	162,908	16,322,702

Consumer Products & Services — 0.4%
Avon Products, Inc.	719,200	14,815,520
Church & Dwight Co., Inc.	24,400	1,465,220
Colgate-Palmolive Co.	133,000	7,886,900
L’Oreal SA (France)	67,688	11,618,475
Tumi Holdings, Inc.*(a)	41,600	838,240

		36,624,355

Containers & Packaging — 0.1%
Ball Corp.	93,500	4,196,280
Berry Plastics Group, Inc.*	9,100	181,727
Crown Holdings, Inc.*	33,600	1,420,608
Owens-Illinois, Inc.*	25,100	753,502

		6,552,117

Cosmetics/Personal Care — 0.7%
Procter & Gamble Co. (The)	897,355	67,831,064

Distribution/Wholesale — 0.5%
DCC PLC (Ireland)	171,600	7,026,249
Fastenal Co.(a)	122,600	6,160,650
Fossil Group, Inc.*	46,900	5,451,656
Mitsubishi Corp. (Japan)	612,100	12,427,966
Mitsui & Co. Ltd. (Japan)	679,000	9,901,132
W.W. Grainger, Inc.	17,100	4,475,241

		45,442,894

Diversified Financial Services —0.9%
Ameriprise Financial, Inc.	128,748	11,726,368
BlackRock, Inc.	8,000	2,164,960
CBOE Holdings, Inc.	26,400	1,194,072
Deutsche Boerse AG (Germany)	69,532	5,232,882
Discover Financial Services	76,300	3,856,202
E*TRADE Financial Corp.*	259,600	4,283,400
Financial Engines, Inc.	15,900	945,096
GAM Holding AG (Switzerland)*	540,489	9,773,253
IntercontinentalExchange, Inc.*(a)	39,600	7,184,232
Invesco Ltd. (Bermuda)	507,700	16,195,630
London Stock Exchange Group PLC (United Kingdom)	186,504	4,639,540
State Street Corp.	359,000	23,604,250

		90,799,885

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Diversified Operations
China Merchants Holdings International Co. Ltd. (Hong Kong)	52,000	$189,402
Wharf Holdings Ltd. (The) (Hong Kong)	72,000	623,871

		813,273

Electric — 0.8%
Adani Power Ltd. (India)*	80,355	41,435
Calpine Corp.*	470,100	9,134,043
China Resources Power Holdings Co. Ltd. (Hong Kong)	42,000	99,947
CMS Energy Corp.	152,200	4,005,904
Dominion Resources, Inc.	26,700	1,668,216
EDP - Energias do Brasil SA (Brazil)	20,500	110,996
Electric Power Development Co. Ltd. (Japan)	900	29,386
Enel SpA (Italy)	43,460	166,876
Energy Development Corp. (Philippines)	799,900	100,190
Exelon Corp.	147,500	4,371,900
GDF Suez (France)	345,201	8,652,735
Glow Energy PCL (Thailand)	33,400	69,672
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	52,000	18,396
MDU Resources Group, Inc.	63,000	1,762,110
National Fuel Gas Co.	5,000	343,800
NRG Energy, Inc.	471,173	12,877,158
NRG Yield, Inc. (Class A Stock)*(a)	1,200	36,348
NTPC Ltd. (India)	13,000	30,632
PG&E Corp.	328,300	13,434,036
PNM Resources, Inc.	71,800	1,624,834
PPL Corp.	6,100	185,318
Qatar Electricity & Water Co. (Qatar)	3,230	140,035
SSE PLC (United Kingdom)	724,870	17,287,898
Tenaga Nasional Bhd (Malaysia)	28,200	78,157
Terna Rete Elettrica Nazionale SpA (Italy)	28,984	130,845
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	4,300	42,490
UNS Energy Corp.	8,300	386,946

		76,830,303

Electronic Components & Equipment — 1.5%
Advanced Energy Industries, Inc.*	57,500	1,007,400
Agilent Technologies, Inc.	357,200	18,306,500
AVX Corp.	56,300	739,219
Belden, Inc.	14,250	912,713
CyberOptics Corp.*	9,400	58,468
Energizer Holdings, Inc.	96,529	8,798,618
General Cable Corp.	15,500	492,125
Gentex Corp.	21,200	542,508
Hamamatsu Photonics KK (Japan)	172,600	6,518,796
Honeywell International, Inc.	159,000	13,203,360
Hosiden Corp. (Japan)	134,000	724,984
Hubbell, Inc. (Class B Stock)	50,000	5,237,000
Koninklijke Philips NV (Netherlands)	247,537	7,985,801
Legrand SA (France)	241,582	13,407,051
Mettler-Toledo International, Inc.*(a)	5,100	1,224,459
Mitsubishi Electric Corp. (Japan)	1,129,000	11,913,103
Nikon Corp. (Japan)	210,000	3,681,059
Nippon Electric Glass Co. Ltd. (Japan)	517,000	2,776,366
OSRAM Licht AG (Germany)*	12,527	588,066
Plexus Corp.*	30,000	1,116,000

	Shares	Value

COMMON STOCKS (Continued)
Electronic Components & Equipment (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	10,374	$13,195,663
Thermo Fisher Scientific, Inc.	161,700	14,900,655
Trimble Navigation Ltd.*(a)	257,139	7,639,600
Tyco International Ltd. (Switzerland)	370,800	12,970,584

		147,940,098

Energy–Alternate Sources
China Longyuan Power Group Corp. (China)
(Class H Stock)	205,000	213,053

Engineering & Construction — 0.3%
ABB Ltd. (Switzerland)*	306,826	7,247,015
Aegion Corp.*	55,400	1,314,642
Airports of Thailand PCL (Thailand)	5,100	30,734
Bouygues SA (France)	173,835	6,363,129
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	16,000	110,974
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,853	200,192
GMR Infrastructure Ltd. (India)	192,919	66,934
IRB Infrastructure Developers Ltd. (India)*	36,368	43,597
Jacobs Engineering Group, Inc.*	5,400	314,172
Jaiprakash Associates Ltd. (India)	64,457	36,072
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	1,687	85,335
Larsen & Toubro Ltd. (India)	4,450	56,147
Malaysia Airports Holdings Bhd (Malaysia)	58,900	137,153
McDermott International, Inc. (Panama)*	234,400	1,741,592
Sarana Menara Nusantara Tbk PT (Indonesia)*	475,000	113,828
SembCorp Industries Ltd. (Singapore)	1,989,911	8,401,828
Vinci SA (France)	7,059	410,950
WorleyParsons Ltd. (Australia)	98,480	2,238,828

		28,913,122

Entertainment & Leisure — 0.2%
Carnival Corp. (Panama)	319,300	10,421,952
Madison Square Garden Co. (The) (Class A Stock)*	35,775	2,077,454
Nintendo Co. Ltd. (Japan)	8,000	906,113
Royal Caribbean Cruises Ltd. (Liberia)	41,500	1,588,620

		14,994,139

Environmental Control — 0.2%
Alent PLC (United Kingdom)	746,963	4,288,534
Clean Harbors, Inc.*(a)	23,600	1,384,376
Covanta Holding Corp.	57,400	1,227,212
NMDC Ltd. (India)*	157,940	303,187
Premier Royalty, Inc. (Canada)*	204,800	159,060
Stericycle, Inc.*	74,900	8,643,460
Waste Connections, Inc.(a)	58,875	2,673,514

		18,679,343

Farming & Agriculture — 0.2%
Altria Group, Inc.	117,500	4,036,125
Archer-Daniels-Midland Co.	294,500	10,849,380

		14,885,505

Financial Services — 2.0%
American Express Co.	216,800	16,372,736
BankUnited, Inc.	49,000	1,528,310
BM&FBovespa SA (Brazil)	829,900	4,658,194

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial Services (cont’d.)
Capitol Federal Financial, Inc.	133,500	$1,659,405
CME Group, Inc.	137,800	10,180,664
Eaton Vance Corp.	35,600	1,382,348
Franklin Resources, Inc.	70,800	3,578,940
Heartland Payment Systems, Inc.	24,570	975,920
Interactive Brokers Group, Inc. (Class A Stock)	50,900	955,393
JPMorgan Chase & Co.	1,348,268	69,691,973
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	716,600	3,809,551
Morgan Stanley	700,900	18,889,255
Raymond James Financial, Inc.	32,120	1,338,440
TD Ameritrade Holding Corp.	332,600	8,707,468
Visa, Inc. (Class A Stock)	226,200	43,226,820
Waddell & Reed Financial, Inc. (Class A Stock)	42,300	2,177,604

		189,133,021

Financial–Bank & Trust — 3.0%
Australia & New Zealand Banking Group Ltd. (Australia)	659,864	18,972,584
Banco Santander Brasil SA (Brazil), ADS	899,400	6,250,830
Bank of America Corp.	1,775,891	24,507,296
Bank of Yokohama Ltd. (The) (Japan)	763,000	4,375,882
Barclays PLC (United Kingdom), ADR	1,120,506	19,093,422
Capital One Financial Corp.	316,100	21,728,714
Close Brothers Group PLC (United Kingdom)	132,732	2,511,307
Commerce Bancshares, Inc.	29,442	1,289,854
Credit Suisse Group AG (Switzerland)*	360,127	11,013,377
DBS Group Holdings Ltd. (Singapore)	838,862	10,981,233
Deutsche Bank AG (Germany)	162,045	7,438,071
East West Bancorp, Inc.	43,700	1,396,215
Erste Group Bank AG (Austria)	63,912	2,019,726
Essa Bancorp, Inc.	56,900	592,898
First Defiance Financial Corp.	38,100	891,159
Glacier Bancorp, Inc.	53,200	1,314,572
Louisiana Bancorp, Inc.*	33,335	604,697
Macquarie Group Ltd. (Australia)	272,682	12,216,456
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,215,500	14,211,009
Northern Trust Corp.	242,000	13,162,380
PNC Financial Services Group, Inc. (The)	110,900	8,034,705
Popular, Inc. (Puerto Rico)*	41,320	1,083,824
Sandy Spring Bancorp, Inc.	47,200	1,097,872
Standard Chartered PLC (United Kingdom)	833,328	19,964,747
Swedbank AB (Sweden) (Class A Stock)	476,720	11,104,198
TCF Financial Corp.	119,620	1,708,174
U.S. Bancorp	792,100	28,975,018
Wells Fargo & Co.	1,058,724	43,746,476
Westamerica Bancorporation	21,500	1,069,410
Zions Bancorporation(a)	116,300	3,188,946

		294,545,052

Food — 1.7%
Compass Group PLC (United Kingdom)	862,135	11,859,573
Fresh Market, Inc. (The)*	36,900	1,745,739
General Mills, Inc.	377,500	18,089,800
Kellogg Co.	314,800	18,488,204
Kroger Co. (The)	390,700	15,760,838
Mondelez International, Inc. (Class A Stock)	214,685	6,745,403

	Shares	Value

COMMON STOCKS (Continued)
Food (cont’d.)
Nestle SA (Switzerland)	542,273	$37,814,930
Senomyx, Inc.*	230,900	815,077
Tesco PLC (United Kingdom)	3,268,829	19,003,518
TreeHouse Foods, Inc.*	14,700	982,401
Unilever PLC (United Kingdom)	584,531	22,726,849
Whole Foods Market, Inc.	234,000	13,689,000

		167,721,332

Healthcare Products — 0.5%
Becton, Dickinson and Co	165,159	16,519,203
Boston Scientific Corp.*	965,200	11,331,448
Covidien PLC (Ireland)	151,250	9,217,175
Stryker Corp.	178,800	12,085,092

		49,152,918

Healthcare Services — 0.8%
Aetna, Inc.	224,100	14,346,882
Covance, Inc.*	20,600	1,781,076
HCA Holdings, Inc.	129,100	5,519,025
Humana, Inc.	22,200	2,071,926
Miraca Holdings, Inc. (Japan)	139,600	6,239,021
Quest Diagnostics, Inc.	76,200	4,708,398
UnitedHealth Group, Inc.	381,100	27,290,571
WellPoint, Inc.	175,400	14,665,194

		76,622,093

Holding Companies – Diversified
Grana y Montero SA (Peru), ADR	2,200	43,912

Home Builders — 0.2%
Lennar Corp. (Class A Stock)(a)	122,400	4,332,960
Persimmon PLC (United Kingdom)*	712,498	12,522,399
TRI Pointe Homes, Inc.	31,000	455,080

		17,310,439

Home Furnishings — 0.1%
Harman International Industries, Inc.	64,300	4,258,589
Tempur-Pedic International, Inc.*(a)	31,200	1,371,552

		5,630,141

Hotels & Motels — 0.3%
Choice Hotels International, Inc.(a)	30,000	1,295,700
Las Vegas Sands Corp.	266,900	17,727,498
Marriott International, Inc. (Class A Stock)	7,700	323,862
MGM Resorts International*	47,131	963,358
Starwood Hotels & Resorts Worldwide, Inc.	170,500	11,329,725

		31,640,143

Industrial Products
Culp, Inc.	51,600	965,436

Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	2,171,600	10,218,617
Allianz SE (Germany)	62,123	9,773,717
Allstate Corp. (The)	534,300	27,008,865
AXA SA (France)	930,331	21,591,898
Berkshire Hathaway, Inc. (Class B Stock)*	190,300	21,600,953
Brown & Brown, Inc.	37,300	1,197,330
Challenger Ltd. (Australia)	584,907	3,003,928
CNA Financial Corp.	59,300	2,264,074
Direct Line Insurance Group PLC (United Kingdom)	1,961,991	6,771,839
Employers Holdings, Inc.	27,700	823,798

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)
Fidelity National Financial, Inc. (Class A Stock)	105,500	$2,806,300
First American Financial Corp.	70,400	1,714,240
Fortegra Financial Corp.*	400	3,404
HCC Insurance Holdings, Inc.	28,400	1,244,488
Infinity Property & Casualty Corp.	14,500	936,700
ING Groep NV (Netherlands), CVA*	664,421	7,539,171
Kemper Corp.	43,600	1,464,960
Loews Corp.	133,800	6,253,812
Markel Corp.*	2,700	1,397,979
Marsh & McLennan Cos., Inc.	467,400	20,355,270
Meadowbrook Insurance Group, Inc.(a)	192,600	1,251,900
MetLife, Inc.	545,700	25,620,615
Muenchener Rueckversicherungs AG (Germany)	66,160	12,933,079
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	731,500	5,445,292
Platinum Underwriters Holdings Ltd. (Bermuda)	18,400	1,099,032
ProAssurance Corp.	26,400	1,189,584
Progressive Corp. (The)	486,900	13,258,287
Prudential PLC (United Kingdom)	313,551	5,833,398
QBE Insurance Group Ltd. (Australia)	289,861	3,969,579
Selective Insurance Group, Inc.	42,400	1,038,800
Sony Financial Holdings, Inc. (Japan)	480,100	8,820,504
StanCorp Financial Group, Inc.(a)	22,000	1,210,440
State Auto Financial Corp.	37,370	782,528
Storebrand ASA (Norway)*	962,553	5,334,938
Sun Life Financial, Inc. (Canada)	239,500	7,649,677
Swiss Life Holding AG (Switzerland)*	40,059	7,585,331
Tokio Marine Holdings, Inc. (Japan)	331,100	10,855,127
W.R. Berkley Corp.	39,400	1,688,684
White Mountains Insurance Group Ltd. (Bermuda)	2,900	1,646,098
XL Group PLC (Ireland)	804,500	24,794,690

		289,978,926

Internet Services — 2.4%
Amazon.com, Inc.*	121,200	37,891,968
Baidu, Inc. (Cayman Islands), ADR*	58,600	9,093,548
CyberAgent, Inc. (Japan)	240,000	6,647,115
eBay, Inc.*	302,100	16,854,159
Equinix, Inc.*(a)	49,400	9,072,310
Facebook, Inc. (Class A Stock)*	157,900	7,932,896
Google, Inc. (Class A Stock)*	80,300	70,335,573
Groupon, Inc.*(a)	241,900	2,711,699
Kakaku.com, Inc. (Japan)	437,100	10,218,396
LinkedIn Corp. (Class A Stock)*	9,900	2,435,994
NAVER Corp. (South Korea)	8,728	4,521,102
Netflix, Inc.*	40,100	12,399,321
Opentable, Inc.*(a)	20,000	1,399,600
priceline.com, Inc.*	21,100	21,331,045
Rackspace Hosting, Inc.*(a)	118,100	6,230,956
Tencent Holdings Ltd. (Cayman Islands)	119,300	6,273,819
TIBCO Software, Inc.*	30,200	772,818
VeriSign, Inc.*(a)	158,900	8,086,421

		234,208,740

Machinery & Equipment — 0.5%
Applied Industrial Technologies, Inc.	24,100	1,241,150
Babcock & Wilcox Co. (The)	77,650	2,618,358

	Shares	Value

COMMON STOCKS (Continued)
Machinery & Equipment (cont’d.)
Cummins, Inc.	160,300	$21,299,061
Flowserve Corp.	200,200	12,490,478
iRobot Corp.*(a)	53,700	2,022,879
Middleby Corp.*(a)	9,670	2,020,160
Nordson Corp.	22,000	1,619,860
Stanley Black & Decker, Inc.	58,000	5,253,060
Toshiba Machine Co. Ltd. (Japan)	206,000	1,068,001

		49,633,007

Manufacturing — 1.7%
3M Co.	223,800	26,723,958
A.O. Smith Corp.	34,900	1,577,480
Actuant Corp. (Class A Stock)	40,700	1,580,788
CLARCOR, Inc.	23,600	1,310,508
Constellium NV (France)	35,200	682,880
Danaher Corp.	436,700	30,272,044
Eaton Corp. PLC (Ireland)	64,600	4,447,064
EnPro Industries, Inc.*(a)	36,900	2,221,749
General Electric Co.	1,946,500	46,501,885
Harsco Corp.	53,300	1,327,170
Ingersoll-Rand PLC (Ireland)	73,820	4,793,871
John Bean Technologies Corp.	44,524	1,107,757
Koppers Holdings, Inc.	32,100	1,369,065
Myers Industries, Inc.	71,800	1,443,898
Parker Hannifin Corp.	113,600	12,350,592
Siemens AG (Germany)	120,958	14,587,333
Textron, Inc.	256,800	7,090,248
Vesuvius PLC (United Kingdom)	455,985	3,301,924

		162,690,214

Media — 1.6%
British Sky Broadcasting Group PLC (United Kingdom)	723,219	10,186,183
Charter Communications, Inc. (Class A Stock)*	15,100	2,034,876
Comcast Corp. (Class A Stock)	505,300	22,814,295
Discovery Communications, Inc. (Class C Stock)*	191,826	14,985,447
DISH Network Corp. (Class A Stock)	12,100	544,621
FactSet Research Systems, Inc.(a)	12,500	1,363,750
Informa PLC (United Kingdom)	687,930	5,846,341
Liberty Media Corp. (Class A Stock)*	21,900	3,222,585
McGraw Hill Financial, Inc.	42,200	2,767,898
Time Warner Cable, Inc.	160,390	17,899,524
Time Warner, Inc.	143,533	9,445,907
Twenty-First Century Fox, Inc.	784,400	26,277,400
Viacom, Inc. (Class B Stock)	204,900	17,125,542
Walt Disney Co. (The)	384,800	24,815,752

		159,330,121

Medical Supplies & Equipment — 0.5%
C.R. Bard, Inc.	5,148	593,050
DENTSPLY International, Inc.	179,700	7,800,777
Elekta AB (Sweden) (Class B Stock)	547,660	8,830,294
Fresenius SE & Co. KGaA (Germany)	142,006	17,639,805
Henry Schein, Inc.*	19,500	2,022,150
Intuitive Surgical, Inc.*	5,600	2,107,112
Sonova Holding AG (Switzerland)*	47,411	5,900,010
STERIS Corp.	18,500	794,760
Thoratec Corp.*	23,900	891,231

		46,579,189

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Metals & Mining — 1.9%
African Rainbow Minerals Ltd. (South Africa).	17,360	$340,808
Agnico-Eagle Mines Ltd. (Canada)	139,200	3,686,594
Allied Nevada Gold Corp.*(a)	40,400	168,872
AMCOL International Corp.	31,000	1,013,080
Anglo American PLC (United Kingdom)	36,492	896,058
Antofagasta PLC (United Kingdom)	273,875	3,627,212
ArcelorMittal (Luxembourg)	74,867	1,026,475
BHP Billiton Ltd. (Australia)	563,541	18,750,474
BHP Billiton PLC (United Kingdom)	397,119	11,681,839
Carpenter Technology Corp.	34,900	2,028,039
Centamin PLC (United Kingdom)*	898,336	645,387
Cliffs Natural Resources, Inc.(a)	1,200	24,600
Cloud Peak Energy, Inc.*	79,700	1,169,199
Compass Minerals International, Inc.	2,600	198,302
CONSOL Energy, Inc.	164,100	5,521,965
Eldorado Gold Corp. (Canada), (NYSE)	152,100	1,020,591
Eldorado Gold Corp. (Canada), (XTSE)	236,300	1,594,374
First Quantum Minerals Ltd. (Canada)	47,300	880,748
Fortescue Metals Group Ltd. (Australia)	204,394	910,334
Franco-Nevada Corp. (Canada)	64,100	2,908,007
Freeport-McMoRan Copper & Gold, Inc.	389,290	12,877,713
Fresnillo PLC (United Kingdom)	151,220	2,380,772
Glencore International PLC (United Kingdom)*	731,390	3,982,657
Goldcorp, Inc. (Canada)	142,300	3,701,223
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	395,600	1,184,427
Haynes International, Inc.	17,800	806,874
Hitachi Metals Ltd. (Japan)	48,000	591,538
Iluka Resources Ltd. (Australia)	114,572	1,228,691
JFE Holdings, Inc. (Japan)	38,900	1,014,245
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	136,000	268,615
Kobe Steel Ltd. (Japan)*	891,000	1,660,840
Korea Zinc Co. Ltd. (South Korea)	1,700	514,248
Lonmin PLC (United Kingdom)*	93,557	483,159
Luxfer Holdings PLC (United Kingdom), ADR	1,800	28,764
MAG Silver Corp. (Canada)*	45,000	265,618
Mitsubishi Materials Corp. (Japan)	117,000	484,800
MMC Norilsk Nickel OJSC (Russia), ADR	52,506	753,461
New Gold, Inc. (Canada)*	106,700	636,025
Newmont Mining Corp.	166,000	4,664,600
Nippon Steel & Sumitomo Metal Corp. (Japan)	618,000	2,104,931
Nucor Corp.	185,300	9,083,406
PanAust Ltd. (Australia)	226,991	449,257
Petra Diamonds Ltd. (Bermuda)*	560,345	1,080,756
Platinum Group Metals Ltd. (Canada)*	810,300	818,127
Precision Castparts Corp.	109,600	24,905,504
Randgold Resources Ltd. (United Kingdom)	22,764	1,631,856
Rio Tinto Ltd. (Australia)	209,783	12,143,002
Rio Tinto PLC (United Kingdom)	104,533	5,102,599
Royal Gold, Inc.	25,300	1,231,098
Sandstorm Gold Ltd. (Canada)*	89,800	485,594
Silver Wheaton Corp. (Canada)	70,400	1,743,808
Southern Copper Corp.(a)	47,600	1,296,624
SSAB AB (Sweden) (Class A Stock)(a)	695,371	4,537,888
Steel Dynamics, Inc.	65,200	1,089,492
Stillwater Mining Co.*(a)	100,400	1,105,404
Sumitomo Metal Mining Co. Ltd. (Japan)	42,000	596,829

	Shares	Value

COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Tahoe Resources, Inc. (Canada)*	39,500	$710,965
Teck Resources Ltd. (Canada) (Class B Stock)	23,100	620,754
ThyssenKrupp AG (Germany)*	27,841	666,737
Umicore SA (Belgium)	163,479	7,938,365
US Silica Holdings, Inc.	2,500	62,250
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	183,000	862,857
Vale SA (Brazil), ADR(a)	209,100	3,264,051
Vallourec SA (France)	5,959	357,064
Vedanta Resources PLC (United Kingdom)	25,354	443,589
Vulcan Materials Co.	126,700	6,564,327
Westmoreland Coal Co.*	65,900	868,562
Yamana Gold, Inc. (Canada)	83,000	862,997

		188,249,921

Office Equipment — 0.1%
Canon, Inc. (Japan)	225,050	7,205,951
Herman Miller, Inc.	39,400	1,149,692

		8,355,643

Oil & Gas — 5.5%
Anadarko Petroleum Corp.	171,460	15,944,065
Apache Corp.	301,700	25,686,738
Athlon Energy, Inc.*	7,900	258,330
Baker Hughes, Inc.	170,940	8,393,154
Beach Energy Ltd. (Australia)	3,526,926	4,399,078
Beijing Enterprises Holdings Ltd. (Hong Kong)	18,000	130,151
BG Group PLC (United Kingdom)	594,001	11,339,342
Bill Barrett Corp.*(a)	17,900	449,469
Cabot Oil & Gas Corp.	99,200	3,702,144
Cameron International Corp.*	175,900	10,267,283
CenterPoint Energy, Inc.	392,400	9,405,828
Centrica PLC (United Kingdom)	52,580	314,688
Chesapeake Utilities Corp.	24,700	1,296,503
Chevron Corp.	459,222	55,795,473
China Oilfield Services Ltd. (China) (Class H Stock)	2,912,000	7,308,128
Cimarex Energy Co.	95,821	9,237,144
Cobalt International Energy, Inc.*	18,900	469,854
Concho Resources, Inc.*	76,000	8,269,560
ConocoPhillips	144,900	10,071,999
Contango Oil & Gas Co.	29,600	1,087,800
Delek US Holdings, Inc.	14,300	301,587
Devon Energy Corp.	47,500	2,743,600
Diamondback Energy, Inc.	11,500	490,360
Enagas SA (Spain)	5,640	138,220
Energy XXI Bermuda Ltd. (Bermuda)	29,100	878,820
Eni SpA (Italy)	552,041	12,690,420
ENN Energy Holdings Ltd. (Cayman Islands)	22,000	122,399
EOG Resources, Inc.	3,500	592,480
EQT Corp.	116,700	10,353,624
Eurasia Drilling Co. Ltd. (Cayman Islands), GDR	5,200	206,570
Exterran Holdings, Inc.*(a)	81,900	2,257,983
Exxon Mobil Corp.	1,141,312	98,198,484
Flotek Industries, Inc.*	3,100	71,300
FMC Technologies, Inc.*	11,000	609,620
GAIL India Ltd. (India)	23,200	121,563

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
GeoMet, Inc.*	60,100	$7,753
Goodrich Petroleum Corp.*(a)	41,200	1,000,748
Gulf Island Fabrication, Inc.	9,400	230,394
Halcon Resources Corp.*(a)	57,100	252,953
Halliburton Co.	12,300	592,245
Hess Corp.	180,300	13,944,402
Hollyfrontier Corp.	47,360	1,994,330
Kelt Exploration Ltd. (Canada)*	4,200	34,210
Keyera Corp. (Canada)	1,400	79,565
Laredo Petroleum Holdings, Inc.*	16,200	480,816
Marathon Petroleum Corp.	3,800	244,416
Matador Resources Co.*	21,500	351,095
National Grid PLC (United Kingdom)	1,081,700	12,777,763
NiSource, Inc.	33,800	1,044,082
Noble Energy, Inc.	2,400	160,824
Northern Oil and Gas, Inc.*	97,700	1,409,811
NovaTek OAO (Russia), GDR	3,670	437,395
Oasis Petroleum, Inc.*	3,800	186,694
Occidental Petroleum Corp.	144,700	13,535,238
Ophir Energy PLC (United Kingdom)*	105,827	570,448
Origin Energy Ltd. (Australia)	12,182	160,411
Painted Pony Petroleum Ltd. (Canada)*	31,900	250,232
PBF Energy, Inc.(a)	9,700	217,765
PDC Energy, Inc.*	7,300	434,642
Petroleo Brasileiro SA (Brazil), ADR(a)	361,600	6,049,568
Phillips 66	282,150	16,313,913
Pioneer Natural Resources Co.	87,100	16,444,480
Range Resources Corp.	133,200	10,108,548
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	444,400	30,596,940
Royal Dutch Shell PLC (United Kingdom), ADR	22,100	1,451,528
Saipem SpA (Italy)	100,186	2,176,201
Salamander Energy PLC (United Kingdom)*	147,819	281,010
Santos Ltd. (Australia)	32,650	460,096
Schlumberger Ltd. (Curacao)	413,515	36,538,185
Sempra Energy	10,200	873,120
SM Energy Co.	12,700	980,313
Snam SpA (Italy)	14,232	72,129
Southwestern Energy Co.*	112,100	4,078,198
Statoil ASA (Norway)	631,628	14,346,298
Superior Energy Services, Inc.*	37,181	931,012
Talisman Energy, Inc. (Canada), (NYSE)	431,800	4,965,700
Talisman Energy, Inc. (Canada), (XTSE)	57,100	655,232
Tokyo Gas Co. Ltd. (Japan)	31,000	170,032
Trican Well Service Ltd. (Canada)	34,000	462,444
Tullow Oil PLC (United Kingdom)	39,628	656,989
Valero Energy Corp.	330,700	11,293,405
Whiting Petroleum Corp.*	40,800	2,441,880
WPX Energy, Inc.*(a)	307,700	5,926,302

		532,275,516

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	22,362	1,068,233
International Paper Co.	233,100	10,442,880
MeadWestvaco Corp.	3,200	122,816
West Fraser Timber Co. Ltd. (Canada)	1,400	125,980

		11,759,909

Petroleum Exploration & Production
Murphy USA, Inc.*	1,000	40,390

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals — 4.1%
Abbott Laboratories	455,100	$15,104,769
AbbVie, Inc.	634,000	28,358,820
Alkermes PLC (Ireland)*	43,200	1,452,384
Allergan, Inc.	41,800	3,780,810
Astellas Pharma, Inc. (Japan)	207,400	10,593,994
Bayer AG (Germany)	277,845	32,766,510
BioMarin Pharmaceutical, Inc.*	15,800	1,141,076
Eli Lilly & Co.	242,800	12,220,124
Express Scripts Holding Co.*	311,588	19,249,907
GlaxoSmithKline PLC (United Kingdom), ADR(a)	609,200	30,563,564
Idenix Pharmaceuticals, Inc.*(a)	97,300	506,933
Isis Pharmaceuticals, Inc.*(a)	73,100	2,744,174
Johnson & Johnson	636,846	55,208,180
McKesson Corp.	97,005	12,445,741
Merck & Co., Inc.	880,889	41,939,125
Neurocrine Biosciences, Inc.*(a)	140,900	1,594,988
Novartis AG (Switzerland)	354,957	27,302,645
Pacira Pharmaceuticals, Inc.*(a)	48,600	2,337,174
Pfizer, Inc.	2,066,374	59,325,598
Pharmacyclics, Inc.*	25,100	3,474,342
Roche Holding AG (Switzerland)	84,688	22,855,037
Takeda Pharmaceutical Co. Ltd. (Japan)	172,600	8,151,903
Theravance, Inc.*(a)	26,100	1,067,229

		394,185,027

Pipelines — 0.2%
APA Group (Australia)	18,500	103,074
Enbridge, Inc. (Canada)	8,400	350,826
Spectra Energy Corp.	290,800	9,954,084
TransCanada Corp. (Canada)	2,400	105,432
Williams Cos., Inc. (The)	315,300	11,464,308

		21,977,724

Printing & Publishing
Consolidated Graphics, Inc.*	13,560	760,174

Real Estate — 0.4%
Agile Property Holdings Ltd. (China)	5,022,000	5,542,564
Alexander & Baldwin, Inc.*	11,900	428,638
Aliansce Shopping Centers SA (Brazil)	21,700	195,528
BR Malls Participacoes SA (Brazil)	19,200	175,168
Deutsche Euroshop AG (Germany)	5,586	242,090
Forest City Enterprises, Inc. (Class A Stock)*	60,800	1,151,552
Global Logistic Properties Ltd. (Singapore)	246,000	566,294
Goldcrest Co. Ltd. (Japan)	45,440	1,233,017
Hang Lung Properties Ltd. (Hong Kong)	254,000	864,888
Hongkong Land Holdings Ltd. (Bermuda)	106,000	696,420
Howard Hughes Corp. (The)*	12,900	1,449,573
Hufvudstaden AB (Sweden) (Class A Stock)	41,532	528,502
Hysan Development Co. Ltd. (Hong Kong)	80,000	357,158
Iguatemi Empresa de Shopping Centers SA (Brazil)	15,900	174,403
Kerry Properties Ltd. (Bermuda)	1,578,000	6,740,208
Mitsubishi Estate Co. Ltd. (Japan)	68,000	2,015,229
Mitsui Fudosan Co. Ltd. (Japan)	294,000	9,928,198
Norwegian Property ASA (Norway)	122,770	162,312
PDG Realty SA Empreendimentos e Participacoes (Brazil)*	1,227,300	1,345,639
PSP Swiss Property AG (Switzerland)*	8,508	738,914
St. Joe Co. (The)*(a)	67,900	1,332,198

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Real Estate (cont’d.)
Sun Hung Kai Properties Ltd. (Hong Kong)	93,000	$1,265,812

		37,134,305

Real Estate Investment Trusts — 1.8%
Acadia Realty Trust	13,900	343,052
Alexandria Real Estate Equities, Inc.	17,000	1,085,450
American Campus Communities, Inc.	18,300	624,945
American Tower Corp.	201,035	14,902,725
AvalonBay Communities, Inc.	105,300	13,382,577
Boston Properties, Inc.	83,300	8,904,770
BRE Properties, Inc.	37,800	1,918,728
Brookfield Canada Office Properties (Canada)	35,900	916,625
Camden Property Trust	40,400	2,482,176
Canadian Real Estate Investment Trust (Canada)	13,800	543,667
CapitaMall Trust (Singapore)	450,000	703,093
CBL & Associates Properties, Inc.	31,100	594,010
CFS Retail Property Trust Group (Australia)	505,551	945,372
Charter Hall Retail (Australia)	214,951	754,231
DCT Industrial Trust, Inc.	104,500	751,355
Derwent London PLC (United Kingdom)	15,558	596,446
Digital Realty Trust, Inc.	4,700	249,570
Douglas Emmett, Inc.	86,200	2,023,114
Duke Realty Corp.	90,700	1,400,408
EastGroup Properties, Inc.	30,100	1,782,221
Equity One, Inc.	15,400	336,644
Equity Residential	50,300	2,694,571
Essex Property Trust, Inc.	14,000	2,067,800
Eurocommercial Properties NV (Netherlands)	7,953	321,977
Federal Realty Investment Trust	21,800	2,211,610
Frontier Real Estate Investment Corp. (Japan)	30	309,092
Gecina SA (France)	6,225	796,107
General Growth Properties, Inc.	350,000	6,751,500
GLP J-Reit (Japan)	394	439,987
Goodman Group (Australia)	45,700	208,243
Great Portland Estates PLC (United Kingdom)	41,757	364,232
Hammerson PLC (United Kingdom)	59,683	483,857
Hatteras Financial Corp.	16,400	306,844
Healthcare Realty Trust, Inc.	53,900	1,245,629
Highwoods Properties, Inc.	23,500	829,785
Host Hotels & Resorts, Inc.(a)	64,100	1,132,647
Kilroy Realty Corp.	34,400	1,718,280
Kimco Realty Corp.(a)	106,200	2,143,116
Land Securities Group PLC (United Kingdom)	37,379	555,614
LaSalle Hotel Properties	42,400	1,209,248
Macerich Co. (The)(a)	52,900	2,985,676
Mapletree Industrial Trust (Singapore)	656,000	705,642
Nippon Accommodations Fund, Inc. (Japan)	150	1,096,894
Nippon Prologis REIT, Inc. (Japan)	45	450,931
Pebblebrook Hotel Trust	20,000	574,200
Plum Creek Timber Co., Inc.	24,400	1,142,652
Post Properties, Inc.	4,200	189,084
Potlatch Corp.	30,360	1,204,685
ProLogis, Inc.	90,600	3,408,372
PS Business Parks, Inc.	6,800	507,416
Public Storage	34,958	5,612,507

	Shares	Value

COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Redwood Trust, Inc.(a)	21,600	$425,304
Regency Centers Corp.	69,900	3,379,665
Shaftesbury PLC (United Kingdom)	76,541	730,752
Simon Property Group, Inc.	174,761	25,904,823
SL Green Realty Corp.(a)	94,918	8,432,515
Stockland (Australia)	153,468	554,735
Taubman Centers, Inc.	15,400	1,036,574
Terreno Realty Corp.	12,600	223,776
Unibail-Rodamco SE (France)	32,109	7,965,883
Vornado Realty Trust	170,200	14,307,012
Weingarten Realty Investors(a)	80,330	2,356,079
Westfield Retail Trust (Australia)	2,463,032	6,827,688
Weyerhaeuser Co.	237,346	6,795,216

		177,849,399

Restaurants — 0.3%
McDonald’s Corp.	98,100	9,438,201
Sonic Corp.*	108,525	1,926,319
Starbucks Corp.	283,800	21,844,086

		33,208,606

Retail & Merchandising — 2.8%
Advance Auto Parts, Inc.	22,700	1,876,836
American Eagle Outfitters, Inc.	65,000	909,350
CarMax, Inc.*	407,100	19,732,137
Casey’s General Stores, Inc.	23,000	1,690,500
Chico’s FAS, Inc.	73,700	1,227,842
Chipotle Mexican Grill, Inc.*	24,700	10,588,890
Costco Wholesale Corp.	148,800	17,129,856
CVS Caremark Corp.	221,776	12,585,788
Dick’s Sporting Goods, Inc.	34,100	1,820,258
Dollar Tree, Inc.*	237,800	13,592,648
DSW, Inc. (Class A Stock)	6,900	588,708
FamilyMart Co. Ltd. (Japan)	209,700	9,082,846
Five Below, Inc.*	18,700	818,125
Hibbett Sports, Inc.*(a)	6,800	381,820
Home Depot, Inc. (The)	299,800	22,739,830
Kering (France)	56,340	12,625,887
Kingfisher PLC (United Kingdom)	1,383,172	8,640,474
Kohl’s Corp.	195,200	10,101,600
L Brands, Inc.	197,800	12,085,580
Lojas Renner SA (Brazil)	99,000	2,855,245
Lowe’s Cos., Inc.	187,700	8,936,397
Lululemon Athletica, Inc.*(a)	68,215	4,985,834
Macy’s, Inc.	146,100	6,321,747
Marks & Spencer Group PLC (United Kingdom)	1,013,051	8,140,074
Panera Bread Co. (Class A Stock)*	21,100	3,344,983
Parkson Retail Group Ltd. (Cayman Islands)(g)	4,377,500	1,840,660
PVH Corp.	38,701	4,593,422
Ross Stores, Inc.	188,700	13,737,360
Target Corp.	170,800	10,927,784
Tim Hortons, Inc. (Canada)	111,000	6,438,000
Tractor Supply Co.	17,400	1,168,758
Wal-Mart Stores, Inc.	434,800	32,157,808
Zhongsheng Group Holdings Ltd. (Channel Islands)	2,769,000	4,363,822

		268,030,869

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Semiconductors — 1.5%
Altera Corp.	339,500	$12,615,820
Applied Materials, Inc.	999,900	17,538,246
ASML Holding NV (Netherlands)	70,186	6,932,626
Atmel Corp.*	713,300	5,306,952
Avago Technologies Ltd. (Singapore)	477,100	20,572,552
Broadcom Corp. (Class A Stock)	373,780	9,722,018
BTU International, Inc.*	5,320	15,907
Cree, Inc.*(a)	34,500	2,076,555
Intel Corp.	370,700	8,496,444
Intersil Corp. (Class A Stock)	99,100	1,112,893
Maxim Integrated Products, Inc.	45,200	1,346,960
ON Semiconductor Corp.*	223,810	1,633,813
QUALCOMM, Inc.	602,000	40,550,720
Semtech Corp.*	37,410	1,121,926
Supertex, Inc.	36,100	914,774
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,174,749	10,810,462
Tokyo Electron Ltd. (Japan)	90,100	4,847,315

		145,615,983

Telecommunications — 2.6%
Alcatel-Lucent (France)*	1,426,824	5,079,855
America Movil SAB de CV (Mexico) (Class L Stock), ADR	485,700	9,621,717
Aruba Networks, Inc.*	92,280	1,535,539
AT&T, Inc.	1,106,417	37,419,023
Cisco Systems, Inc.	1,328,600	31,115,812
Crown Castle International Corp.*	170,600	12,458,918
Eutelsat Communications SA (France)	211,304	6,678,448
Finisar Corp.*	75,637	1,711,665
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	934,589
Juniper Networks, Inc.*	219,600	4,361,256
Leap Wireless International, Inc.*	64,757	1,022,513
Liberty Global PLC (Class A Stock)*	43,232	3,430,459
Motorola Solutions, Inc.	116,000	6,888,080
Nippon Telegraph & Telephone Corp. (Japan)	236,700	12,320,394
Rignet, Inc.*	21,324	772,355
SBA Communications Corp. (Class A Stock)*(a)	22,400	1,802,304
Softbank Corp. (Japan)	178,600	12,403,325
Telecom Italia SpA (Italy)	11,552,760	7,677,683
Telefonica SA (Spain)*	682,708	10,613,459
Telstra Corp. Ltd. (Australia)	1,149,945	5,335,953
Verizon Communications, Inc.	896,600	41,835,356
Vodafone Group PLC (United Kingdom), ADR	889,392	31,288,811
Ziggo NV (Netherlands)	106,410	4,311,976

		250,619,490

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.(a)	125,300	5,906,642
Mattel, Inc.	110,800	4,638,088

		10,544,730

Transportation — 0.8%
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	1,082	9,925,378
Asciano Ltd. (Australia)	7,344	40,009
Central Japan Railway Co. (Japan)	120,300	15,441,078

	Shares	Value

COMMON STOCKS (Continued)
Transportation (cont’d.)
Container Corp. of India (India)	1,668	$19,107
CSX Corp.	6,500	167,310
East Japan Railway Co. (Japan)	2,600	224,080
Expeditors International of Washington, Inc.	50,900	2,242,654
FedEx Corp.	163,200	18,622,752
Globaltrans Investment PLC (Cyprus), GDR	6,689	97,091
Greenbrier Cos., Inc.*(a)	30,500	754,265
Hutchison Port Holdings Trust (Singapore), UTS	110,000	85,800
J.B. Hunt Transport Services, Inc.	13,200	962,676
Knight Transportation, Inc.	56,000	925,120
Koninklijke Vopak NV (Netherlands)	2,277	130,493
Nippon Yusen Kabushiki Kaisha (Japan)	259,000	821,354
Toll Holdings Ltd. (Australia)	426,100	2,320,923
Union Pacific Corp.	85,400	13,266,036
United Parcel Service, Inc. (Class B Stock)	158,700	14,500,419
UTi Worldwide, Inc. (British Virgin Islands)	83,300	1,258,663
West Japan Railway Co. (Japan)	1,200	51,450

		81,856,658

Utilities — 0.8%
AES Corp. (The)	1,568,000	20,838,720
American Electric Power Co., Inc.	415,200	17,998,920
DTE Energy Co.	1,400	92,372
E.ON SE (Germany)	676,209	12,033,398
Energen Corp.	2,500	190,975
Entergy Corp.	190,700	12,050,333
FirstEnergy Corp.	163,808	5,970,802
Great Plains Energy, Inc.	53,000	1,176,600
OGE Energy Corp.	52,600	1,898,334
Southwest Gas Corp.	34,580	1,729,000
TECO Energy, Inc.(a)	181,500	3,002,010

		76,981,464

Water
Pennon Group PLC (United Kingdom)	8,097	91,661
United Utilities Group PLC (United Kingdom)	12,233	136,824

		228,485

TOTAL COMMON STOCKS

(cost $4,926,837,688)		5,991,259,763

PREFERRED STOCKS — 0.2%
Automobile Manufacturers — 0.2%
General Motors Co., Series B	16,800	842,520
Volkswagen AG (Germany), (PFRC)	82,114	19,360,947

		20,203,467

Commercial Banks
GMAC Capital Trust I, Series 2, 8.125%	41,900	1,120,825

Electric
Cia Energetica de Minas Gerais (Brazil) (PRFC)	8,351	71,403

Financial Services
Ally Financial, Inc., 144A, 7.000%	725	692,783

Metals & Mining
Arcelormittal (Luxembourg), 6.000%	28,952	622,178

TOTAL PREFERRED STOCKS

(cost $16,516,841)		22,710,656

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

			Units	Value

RIGHTS*(l)
Commercial Services
Abertis Infraestructuras SA (Spain)(a) (cost $0)			8,035	$7,816

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

ASSET-BACKED SECURITIES — 1.2%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16(g)	Aaa	1,625	1,627,109
Series 2012-SN1, Class A4
0.700%	12/21/15	AAA(d)	2,340	2,341,547
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	AAA(d)	3,765	3,719,662
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A
1.070%	05/15/18(g)	AA(d)	700	704,846
Series 2013-1, Class A
0.602%(c)	02/16/21	Aaa	2,440	2,440,000
AmeriCredit Automobile Receivables Trust,
Series 2012-1, Class A3
1.230%	09/08/16	Aaa	550	552,189
Series 2012-5, Class C
1.690%	11/08/18	A+(d)	710	705,260
Series 2013-2, Class D
2.420%	05/08/19	BBB+(d)	5,835	5,713,924
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19(g)	Aaa	3,415	3,345,993
Cabela’s Master Credit Card Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20(g)	AAA(d)	2,438	2,460,554
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	Aa1	230	226,714
Series 2013-1, Class C
1.740%	10/22/18	A1	240	236,156
Series 2013-3, Class A3
1.310%	12/20/17	Aaa	2,570	2,577,396
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.650%	08/17/15	AA+(d)	1,335	1,350,957
Series 2012-1, Class A4
1.250%	06/15/17	AAA(d)	1,565	1,575,706
Series 2012-3, Class D
2.290%	04/15/19	Baa1	995	990,754
Series 2013-2, Class C
1.610%	03/15/19	A(d)	1,225	1,208,253
Series 2013-3, Class A3
0.970%	04/16/18	AAA(d)	2,240	2,245,313
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	B2	19	16,339
CIT Equipment Collateral,
Series 2012-VT1, Class A3, 144A
1.100%	08/22/16(g)	Aaa	1,210	1,211,458
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2, 144A
4.474%	03/20/43(g)	BBB-(d)	7,349	7,327,039

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
CNH Equipment Trust,
Series 2010-C, Class A4
1.750%	05/16/16	Aaa	1,872	$1,888,133
Series 2012-D, Class B
1.270%	05/15/20	A2	2,075	2,056,122
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A, 144A
0.782%(c)	08/15/19(g)	Aaa	3,025	3,025,000
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.784%(c)	01/25/34	Caa3	667	531,071
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42(g)	Baa1	4,721	5,070,085
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
1.021%(c)	09/19/44	B2	2,490	2,220,010
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2, 144A
1.060%	03/20/19(g)	AAA(d)	2,785	2,786,819
Ford Credit Auto Lease Trust,
Series 2012-B, Class B, 144A
1.100%	12/15/15(g)	Aa2	505	501,509
Series 2012-B, Class C, 144A
1.500%	03/15/17(g)	A2	625	623,675
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A
8.140%	02/15/16(g)	Aaa	400	403,696
Series 2013-B, Class C
1.320%	01/15/19	Aa3	2,670	2,628,444
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A
1.920%	01/15/19	Aaa	1,945	1,978,232
Series 2012-5, Class A
1.490%	09/15/19	Aaa	3,695	3,678,435
Series 2013-1, Class C
1.370%	01/15/18	Aa2	880	876,916
Series 2013-1, Class D
1.820%	01/15/18	A1	380	378,526
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	Aaa	2,515	2,522,475
Series 2012-6, Class B
1.830%	08/17/20	AA-(d)	4,900	4,850,583
GE Equipment Small Ticket LLC,
Series 2013-1A, Class A3, 144A
1.020%	02/24/17(g)	Aaa	3,800	3,805,187
GSAA Home Equity Trust,
Series 2005-8, Class A3
0.609%(c)	06/25/35	Ba3	4,622	4,261,912
Series 2005-MTR1, Class A4
0.549%(c)	10/25/35	B1	2,590	2,366,400
Huntington Auto Trust,
Series 2011-1A, Class B, 144A
1.840%	01/17/17(g)	Aaa	120	121,500
Series 2011-1A, Class C, 144A
2.530%	03/15/17(g)	Aaa	575	584,509
Series 2012-1, Class A4
1.180%	06/15/17	Aaa	2,465	2,483,478

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Hyundai Auto Lease Securitization Trust,
Series 2013-B, Class A2, 144A
0.750%	03/15/16(g)	AAA(d)	3,970	$3,971,806
Hyundai Auto Receivables Trust,
Series 2012-A, Class A4
0.950%	12/15/16	Aaa	2,425	2,436,938
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A4
0.720%	12/17/18	AAA(d)	1,915	1,915,293
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30(g)	A+(d)	802	802,770
Nissan Auto Receivables Owner Trust,
Series 2013-B, Class A3
0.840%	11/15/17	Aaa	1,960	1,963,655
Nordstrom Credit Card Master Note Trust II,
Series 2011-1A, Class A, 144A
2.280%	11/15/19(g)	Aaa	3,890	3,999,935
Sierra Timeshare 2013-1 Receivables Funding LLC,
Series 2013-1A, Class A, 144A
1.590%	11/20/29(g)	A(d)	1,766	1,761,267
Sierra Timeshare Receivables Funding LLC,
Series 2013-2A, Class A, 144A
2.280%	11/20/25	NR	2,014	2,012,566
SMART Trust (Australia),
Series 2012-2USA, Class A4A, 144A
2.060%	03/14/18(g)	Aaa	1,205	1,225,798
Series 2012-4US, Class A4A
1.250%	08/14/18	Aaa	995	985,883
Series 2013-1US, Class A4A
1.050%	10/14/18	Aaa	490	483,655
SMART Trust/Australia (Australia),
Series 2013-2US, Class A4A
1.180%	02/14/19	Aaa	660	650,694
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	A1	353	365,739
Wheels SPV LLC,
Series 2012-1, Class A3, 144A
1.530%	03/20/21(g)	AAA(d)	625	630,466
World Omni Auto Receivables Trust,
Series 2011-B, Class A3
0.960%	08/15/16	Aaa	1,597	1,601,148
Series 2012-A, Class B
1.490%	05/15/19	Aa2	2,415	2,427,985

TOTAL ASSET-BACKED SECURITIES
(cost $119,166,284)				119,455,484

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Banc of America Commercial Mortgage Trust,
Series 2007-1, Class AAB
5.422%	01/15/49	Aaa	2,013	2,054,783
Series 2007-4, Class A4
5.934%(c)	02/10/51	A+(d)	1,955	2,185,549
Series 2007-4, Class AM
6.001%(c)	02/10/51	BB+(d)	3,315	3,630,243
Series 2007-5, Class A4
5.492%	02/10/51	BBB+(d)	5,363	5,875,335

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2008-1, Class A4
6.395%(c)	02/10/51	Aaa	5,765	$6,598,855
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	54	54,702
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	116	117,741
Series 2006-PW12, Class A4
5.856%(c)	09/11/38	Aaa	300	329,723
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	AA+(d)	5,370	6,044,450
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	4,480	4,912,634
Series 2007-C9, Class A4
5.993%(c)	12/10/49	Aaa	3,985	4,533,304
Series 2012-CR3, Class A3
2.822%	11/15/45	Aaa	950	897,314
Credit Suisse Commercial Mortgage Trust,
Series 2008-C1, Class A3
6.252%(c)	02/15/41	A(d)	1,000	1,132,827
FREMF Mortgage Trust,
Series 2012-K22, Class B, 144A
3.812%(c)	08/25/45(g)	A+(d)	1,235	1,117,824
Series 2012-K23, Class B, 144A
3.782%(c)	10/25/45(g)	NR	2,475	2,226,238
Series 2013-K24, Class B, 144A
3.623%	11/25/45(g)	A2	900	800,827
Series 2013-K26, Class N, 144A
3.723%	12/25/40(g)	NR	1,880	1,679,573
Series 2012-K711, Class B, 144A
3.563%(c)	08/25/45(g)	NR	2,105	2,028,614
Series 2013-K7, Class 12B, 144A
3.367%	05/25/45(g)	NR	910	855,313
Series 2013-K27, Class B, 144A
3.616%	01/25/46(g)	NR	1,810	1,597,269
Series 2013-K28, Class B, 144A
3.614%	02/25/23(g)	NR	2,405	2,117,706
Series 2013-K713, Class B, 144A
3.274%	04/25/20(g)	NR	2,700	2,470,011
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa	180	180,146
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	24	24,482
Series 2006-GG7, Class A4
6.056%(c)	07/10/38	Aaa	1,775	1,951,144
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	AAA(d)	1,815	1,966,044
Series 2012-GCJ9, Class A3
2.773%	11/10/45	Aaa	1,910	1,791,591
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	90	91,622
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	Aa2	1,450	1,584,521

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	4,630	$5,090,889
Series 2007-C1, Class A4
5.716%	02/15/51	Aa2	2,945	3,272,958
Series 2007-CB18, Class A4
5.440%	06/12/47	Aaa	6,560	7,246,963
Series 2007-CB19, Class A4
5.895%(c)	02/12/49	Aa2	5,755	6,436,486
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	Aaa	1,685	1,902,507
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	Aaa	5,038	5,663,191
Series 2012-C8, Class A3
2.829%	10/15/45	AAA(d)	2,455	2,319,324
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AM
5.895%(c)	02/12/49	Baa3	2,190	2,344,108
Series 2007-LD12, Class AM
6.196%(c)	02/15/51	Baa1	3,690	4,028,129
Series 2013-LC11, Class A5
2.960%	04/15/46	Aaa	2,530	2,369,277
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.866%(c)	06/15/38	Aaa	2,425	2,668,839
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	861	946,663
Series 2008-C1, Class AM
6.320%(c)	04/15/41	Baa1	370	415,136
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43	A2	1,310	1,415,203
Series 2007-C1, Class A4
6.045%(c)	06/12/50	BBB+(d)	2,580	2,892,245
Series 2008-C1, Class A4
5.690%	02/12/51	Aaa	8,072	9,088,173
Sequoia Mortgage Trust,
Series 2013-6, Class A1
2.500%(c)	05/25/43	Aaa	3,352	2,996,792
Series 2013-7, Class A2
3.000%(c)	06/25/43	AAA(d)	1,600	1,490,400
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	2,108	2,287,281
Series 2007-C34, Class A3
5.678%	05/15/46	Aaa	3,430	3,847,853
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	Aaa	3,150	2,971,071

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $134,931,339)				132,543,873

CORPORATE OBLIGATIONS — 12.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	Baa3	705	692,449
3.750%	02/15/23(a)	Baa3	1,225	1,146,677

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Advertising (cont’d.)
4.000%	03/15/22	Baa3	2,345	$2,263,732
inVentiv Health, Inc.,
Gtd. Notes, 144A
11.000%	08/15/18	Caa2	375	300,937
11.000%	08/15/18(a)	Caa2	250	200,625
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	B1	200	185,500
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22	Baa1	490	469,964
4.450%	08/15/20	Baa1	2,515	2,630,343
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	Baa2	1,810	1,717,943
4.750%	11/21/21(a)	Baa2	3,445	3,550,948

				13,159,118

Aerospace & Defense
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18	B3	525	582,750
Embraer SA (Brazil),
Sr. Unsec’d. Notes
5.150%	06/15/22	Baa3	240	232,800
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20	Ba2	125	133,750
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	B3	500	543,750
Meccanica Holdings USA, Inc.,
Gtd. Notes, 144A
6.250%	07/15/19	Ba1	625	643,750
Moog, Inc.,
Sr. Sub. Notes
7.250%	06/15/18	Ba3	75	78,000
Silver II Borrower/Silver II US Holdings LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	CCC+(d)	375	385,313
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17	Ba3	75	78,000

				2,678,113

Agriculture — 0.1%
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23(g)	BBB(d)	2,540	2,393,889
Mriya Agro Holding PLC (Cyprus),
Sr. Unsec’d. Notes, 144A
9.450%	04/19/18	B(d)	900	738,180
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	Baa2	1,745	1,606,314
Sr. Sec’d. Notes
7.625%	06/01/16	BBB-(d)	595	697,150
Ukrlandfarming PLC (Cyprus),
Unsec’d. Notes, RegS

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Agriculture (cont’d.)
10.875%	03/26/18	B-(d)	300	$266,250

				5,701,783

Airlines — 0.2%
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25(a)	BBB-(d)	2,950	2,765,625
American Airlines 2013-1 Class B Pass-Through Trust,
Equipment Trust, 144A
5.625%	01/15/21	B+(d)	140	134,750
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust, 144A
4.950%	07/15/24(g)	BBB-(d)	2,380	2,391,900
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	07/08/16	Baa2	337	385,229
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	11/10/19	Baa2	239	270,332
Continental Airlines 2009-2 Class B Pass-Through Trust,
Pass-Through Certificates
9.250%	05/10/17(g)	Ba2	17	18,282
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	01/12/21(a)	Baa2	245	259,432
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	04/11/24(a)	Baa2	3,120	3,069,300
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	05/23/19(a)	Baa2	382	407,691
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	04/15/19(a)	Baa2	149	159,104
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3	1,880	2,074,744
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	Ba2	1,150	1,184,500
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18(a)	B2	625	635,937
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	06/03/25	Ba1	2,360	2,277,400
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	06/03/21	B1	60	61,350
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25(a)	Ba1	2,175	2,011,875
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	Caa2	1,575	1,510,031

				19,617,482

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Apparel
Quiksilver, Inc./QS Wholesale, Inc.,
Gtd. Notes, 144A
10.000%	08/01/20	Caa2	600	$631,500
Sr. Sec’d. Notes, 144A
7.875%	08/01/18	B2	275	286,687
SIWF Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21	B2	825	808,500
Williams Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21(a)	Ba2	1,100	1,100,000
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20	B2	175	181,563

				3,008,250

Automobile Manufacturers — 0.1%
Automotores Gildemeister SA (Chile),
Gtd. Notes, 144A
6.750%	01/15/23	Ba3	190	147,250
Gtd. Notes, RegS
6.750%	01/15/23	Ba3	150	116,250
8.250%	05/24/21	Ba3	100	85,500
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21	B1	1,875	2,100,000
Fiat Industrial Finance Europe SA (Luxembourg),
Gtd. Notes, MTN
6.250%	03/09/18	Ba2	EUR 575	858,789
General Motors Co.,
Sr. Unsec’d. Notes, 144A
6.250%	10/02/43	Ba1	575	566,375
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23	Ba2	1,175	1,148,563
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	B3	300	303,750
Oshkosh Corp.,
Gtd. Notes
8.250%	03/01/17	B1	675	720,563
8.500%	03/01/20	B1	650	716,625

				6,763,665

Automobiles
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	B2	1,400	1,372,000

Automotive Parts & Equipment — 0.1%
Affinia Group, Inc.,
Gtd. Notes, 144A
7.750%	05/01/21	Caa2	125	128,125
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19	B3	550	584,375
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	B2	150	154,500
6.625%	10/15/22(a)	B2	625	640,625

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Automotive Parts & Equipment (cont’d.)
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21(a)	B2	625	$614,063
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	Ba1	650	671,125
5.875%	05/15/19(a)	Ba1	250	265,313
6.125%	05/15/21	Ba1	300	327,750
Gajah Tunggal Tbk PT (Indonesia),
Sr. Sec’d. Notes
7.750%	02/06/18	B2	750	723,750
Gestamp Funding Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.625%	05/31/20	B1	575	572,125
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21(a)	B1	625	635,937
8.250%	08/15/20	B1	350	391,125
8.750%	08/15/20	B1	125	143,437
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22(a)	Baa3	1,995	1,962,751
4.875%	01/14/21(a)	Baa3	1,870	1,985,020
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.500%	04/15/16	B3	625	642,187
Schaeffler Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
4.750%	05/15/21(a)	Ba2	675	654,750
Schaeffler Holding Finance BV (Netherlands),
Sr. Sec’d. Notes, PIK, 144A
6.875%	08/15/18	B1	550	576,125
Sonic Automotive, Inc.,
Gtd. Notes
7.000%	07/15/22	B3	250	267,500
TRW Automotive, Inc.,
Gtd. Notes, 144A
4.500%	03/01/21(a)	Ba2	350	351,750

				12,292,333

Beverages — 0.1%
BBVA Banco Continental SA (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	BBB+(d)	535	522,963
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
4.625%	02/15/20	A2	1,060	1,132,031
Coca-Cola Icecek A/S (Tunisia),
Sr. Unsec’d. Notes, 144A
4.750%	10/01/18	Baa3	460	457,750
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	Ba1	475	505,875
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18	B3	425	460,063
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	04/01/23(a)(g)	Baa1	1,240	1,132,637

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Beverages (cont’d.)

				$4,211,319

Biotechnology
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	Baa2	725	687,468
5.250%	08/15/43	Baa2	2,090	2,070,534
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16	Baa3	755	784,712

				3,542,714

Broadcasting — 0.1%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22(g)	Baa2	2,850	2,530,837
8.375%	03/01/39(a)(g)	Baa2	1,180	1,399,669
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	B3	925	1,006,400
Sinclair Television Group, Inc.,
Sr. Unsec’d. Notes
6.125%	10/01/22(a)	B1	550	545,875

				5,482,781

Building Materials — 0.2%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17	B2	155	166,431
Associated Materials LLC/AMH New Finance, Inc.,
Sr. Sec’d. Notes
9.125%	11/01/17(a)	Caa1	925	982,813
Sr. Sec’d. Notes, 144A
9.125%	11/01/17	Caa1	250	265,625
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20	B2	1,025	1,060,875
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21(a)	Caa2	1,050	1,050,000
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3	850	913,750
Cemex Espana Luxembourg (Spain),
Sr. Sec’d. Notes
9.875%	04/30/19	B(d)	250	280,000
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	B+(d)	2,475	2,710,125
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.283%(c)	09/30/15(a)	B+(d)	375	386,250
5.875%	03/25/19	B(d)	1,075	1,032,000
9.000%	01/11/18	B(d)	775	835,063
China Shanshui Cement Group Ltd. (Cayman Islands),
Gtd. Notes
8.500%	05/25/16	BB-(d)	600	609,000
Gtd. Notes, 144A
10.500%	04/27/17	BB-(d)	294	313,110

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20	B(d)	560	$578,900
Holcim US Finance Sarl & Cie SCS (Luxembourg),
Gtd. Notes, 144A
5.150%	09/12/23(g)	Baa2	2,420	2,516,197
6.000%	12/30/19(a)(g)	Baa2	1,572	1,782,547
Interline Brands, Inc.,
Sr. Unsec’d. Notes
10.000%	11/15/18	Caa2	225	245,813
Masco Corp.,
Sr. Unsec’d. Notes
5.850%	03/15/17	Ba3	325	351,813
6.125%	10/03/16	Ba3	175	193,594
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	Caa1	700	761,250
10.000%	12/01/18	Caa1	400	439,000
Owens Corning,
Gtd. Notes
4.200%	12/15/22	Ba1	2,440	2,380,325
9.000%	06/15/19	Ba1	425	516,837
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
9.500%	12/15/19	Ba2	125	135,937
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20	Caa2	175	192,500
USG Corp.,
Gtd. Notes, 144A
8.375%	10/15/18	B2	50	54,250
9.750%	08/01/14	B2	175	189,000
Sr. Unsec’d. Notes
9.750%	01/15/18	Caa2	525	607,687
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21(a)	Ba3	425	473,875

				22,024,567

Cable Television
Belo Corp.,
Gtd. Notes
8.000%	11/15/16	Ba1	350	366,187
Coleman Cable, Inc.,
Gtd. Notes
9.000%	02/15/18	B2	175	185,937

				552,124

Chemicals — 0.2%
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22(a)	Ba1	425	398,437
Sr. Unsec’d. Notes
3.875%	04/15/18	Ba1	225	222,187
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22(a)	Ba2	1,525	1,460,187
Ciech Group Financing AB (Poland),
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
9.500%	11/30/19	B2	EUR 425	$628,145
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20(a)	Baa2	490	511,788
8.550%	05/15/19	Baa3	1,500	1,913,061
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	Ba3	525	504,000
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
5.125%	12/12/17	BB(d)	780	776,100
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20(a)	Ba3	500	500,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20(a)	Caa1	210	205,275
Sr. Sec’d. Notes
8.875%	02/01/18(a)	B3	1,000	1,035,000
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	B1	250	236,875
8.625%	03/15/20(a)	B2	75	82,500
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	B1	575	633,937
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
6.125%	08/15/18(a)	Caa1	850	830,875
Kerling PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17	Caa1	EUR 425	610,897
LYB International Finance BV (Netherlands),
Gtd. Notes
4.000%	07/15/23	BBB-(d)	840	832,763
Lyondellbasell Industries NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	04/15/19	Baa1	2,955	3,252,704
Momentive Performance Materials, Inc.,
Sec’d. Notes
9.000%	01/15/21(a)	Caa1	425	363,375
Sr. Sec’d. Notes
8.875%	10/15/20	B1	250	262,500
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20	Ba3	575	632,500
Sr. Unsec’d. Notes, 144A
5.250%	03/15/23	Ba3	850	803,250
PQ Corp.,
Sec’d. Notes, 144A
8.750%	05/01/18(a)	Caa1	1,375	1,464,375
PTT Global Chemical PCL (Thailand),
Sr. Unsec’d. Notes, 144A
4.250%	09/19/22	Baa2	380	359,945
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20(a)	BB+(d)	550	552,750
Tronox Finance LLC,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
6.375%	08/15/20(a)	B2		825	$816,750
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A
7.375%	05/01/21(a)	Caa1		250	261,250
Sr. Sec’d. Notes, 144A
5.750%	02/01/21	B1	EUR	100	135,623
Yasar Holdings SA Via Willow No 2 (Luxembourg),
Sr. Unsec’d. Notes
9.625%	10/07/15	B2		1,150	1,137,063

					21,424,112

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	Ba3		1,050	1,131,375
8.000%	12/15/16	Ba3		50	52,688
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22(a)	B1		450	477,000

					1,661,063

Coal
Adaro Indonesia PT (Indonesia),
Gtd. Notes
7.625%	10/22/19	Ba1		1,000	1,042,000
Foresight Energy LLC/Foresight Energy Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	08/15/21	Caa1		425	425,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes, 144A
6.500%	05/15/21	B2		275	259,531

					1,726,531

Commercial Banks — 1.5%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
4.310%(c)	03/29/49	Ba2	EUR	805	1,041,018
Akbank TAS (Turkey),
Sr. Unsec’d. Notes
5.125%	07/22/15	Baa2		100	102,500
6.500%	03/09/18	Baa2		500	526,250
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland),
Sr. Unsec’d. Notes, RegS
7.875%	09/25/17	Ba1		630	693,454
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31(a)	B1		300	337,500
Banco de Bogota SA (Colombia),
Sub. Notes, 144A
5.375%	02/19/23	Baa3		425	396,313
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20	Baa2		810	814,050
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22	Aa3		300	290,158
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes
7.375%	02/02/22	Ba1		600	595,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Commercial Banks (cont’d.)
Sub. Notes, 144A
7.375%	02/02/22	Ba1	1,170	$1,156,837
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	Aa3	1,700	1,571,606
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	Baa2	3,955	4,206,502
5.650%	05/01/18(a)	Baa1	3,700	4,175,539
6.500%	08/01/16	Baa2	3,195	3,620,945
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18(a)	Baa2	9,245	9,092,005
Bank of Ceylon (Sri Lanka),
Sr. Unsec’d. Notes
5.325%	04/16/18	NR	495	460,350
Bank of Georgia JSC (Russia),
Sr. Unsec’d. Notes, 144A
7.750%	07/05/17	Ba3	900	927,000
Bank of New York Mellon Corp. (The),
Sub. Notes
4.500%(c)	12/31/49	Baa1	2,625	2,270,625
BBVA Banco Continental SA (Peru),
Sr. Unsec’d. Notes, 144A
2.250%	07/29/16	BBB(d)	410	399,750
BBVA Bancomer SA/Texas (Mexico),
Sub. Notes
6.500%	03/10/21	Baa2	750	780,000
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN
2.700%	08/20/18(a)	A2	3,180	3,216,370
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13(g)	Aa3	985	985,054
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17	Ba3	650	662,187
5.000%	08/15/22(a)	Ba3	650	635,375
5.000%	08/01/23	Ba3	2,200	2,129,974
5.250%	03/15/18(a)	Ba3	825	864,187
5.375%	05/15/20(a)	Ba3	575	595,125
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19(a)	Ba3	1,550	1,627,500
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.125%	05/15/18(a)	Baa2	2,335	2,700,766
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, MTN
4.000%	08/07/17	Baa3	590	589,587
Sr. Unsec’d. Notes, RegS
4.000%	01/14/23	Baa3	2,190	1,865,661
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22	Baa1	735	726,128
Sub. Notes
8.250%	03/01/38	Baa2	215	278,163
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18	A3	7,030	6,980,150
3.625%	01/22/23(a)	A3	3,885	3,715,062

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Commercial Banks (cont’d.)
5.750%	01/24/22	A3	3,850	$4,268,276
6.150%	04/01/18(a)	A3	1,460	1,669,875
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	A1	2,570	3,105,251
GTB Finance B.V. (Netherlands),
Gtd. Notes, 144A
7.500%	05/19/16	BB-(d)	400	424,080
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21	Aa2	2,680	2,952,108
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes
3.125%	01/15/16(a)	BBB(d)	3,760	3,754,548
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.000%	08/15/17(a)	A2	1,925	1,932,153
4.500%	01/24/22(a)	A2	12,660	13,205,671
Sub. Notes
3.375%	05/01/23(a)	A3	2,490	2,258,091
KFW (Germany),
Gov’t. Gtd. Notes, MTN
0.500%	04/19/16(a)	Aaa	3,971	3,961,640
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18(a)	Baa1	5,900	5,750,423
3.750%	02/25/23(a)	Baa1	15,120	14,576,194
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21(a)	Baa1	1,790	1,957,693
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.875%	05/13/21(g)	Aa3	3,065	3,180,808
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	Ba1	600	603,000
Sr. Notes, 144A
10.125%	02/15/19	Ba3	200	221,000
Regions Bank,
Sub. Notes
7.500%	05/15/18	Ba1	250	294,029
Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15	Baa1	1,210	1,235,967
Sberbank of Russia Via SB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.125%	02/07/22	Baa1	250	261,875
Sub. Notes
5.125%	10/29/22	Baa3	300	279,810
Sub. Notes, 144A
5.125%	10/29/22	Baa3	200	186,540
Scotiabank Peru SA (Peru),
Sub. Notes, 144A
4.500%(c)	12/13/27	Baa3	650	565,500
State Street Corp.,
Sub. Notes
3.100%	05/15/23	A2	2,340	2,182,567
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19	NR	1,700	1,908,250
Sub. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Commercial Banks (cont’d.)
5.125%	06/15/17	B2		1,800	$1,822,500
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21	Baa2		1,300	1,304,875
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes
3.875%	02/05/20	Baa2		300	267,750
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20	Baa2		400	357,000
4.875%	07/19/17	Baa2		685	685,000
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A3		1,530	1,598,995
Sub. Notes, MTN
2.950%	07/15/22	A2		895	841,986
Vnesheconombank Via VEB Finance PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.902%	07/09/20	BBB(d)		800	877,040
VTB Bank OJSC Via VTB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.551%	10/13/20	Baa2		700	735,000
Sub. Notes, 144A
6.950%	10/17/22	Ba1		400	397,000
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, MTN
1.600%	01/12/18(a)	Aa2		3,720	3,666,867

					144,318,553

Commercial Services — 0.1%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.250%	12/01/17	NR		325	333,125
6.375%	04/01/20	NR		500	517,500
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	B1		225	237,937
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	B1		250	286,250
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21	B1		675	718,875
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
6.850%	07/02/37	Baa3		500	502,500
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18(g)	Baa1		415	417,947
Europcar Groupe SA (France),
Sec’d. Notes, 144A
11.500%	05/15/17	Caa1	EUR	850	1,319,536
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22	Ba2		25	24,813
6.750%	10/01/20(a)	Ba2		650	687,375
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	B3		275	292,875

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	B2		450	$463,500
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	Caa1		175	185,063
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	B3		525	589,969
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19(a)	Caa1		1,350	1,458,000
Lender Processing Services, Inc.,
Gtd. Notes
5.750%	04/15/23	Ba2		925	949,281
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	BBB(d)	MXN	4,240	285,690
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	B3		250	253,750
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	B1		350	397,250
ServiceMaster Co.,
Gtd. Notes
8.000%	02/15/20	Caa1		175	173,250
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18	Caa1		225	238,500
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20	Caa1		225	245,250
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23(a)	B2		300	301,500
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21	Ba1		710	784,641
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18	B2	EUR	575	851,788

					12,516,165

Computer Hardware — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23(a)	Aa1		7,115	6,440,363
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	Baa1		1,905	1,966,280

					8,406,643

Computer Services & Software — 0.1%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.200%	06/01/15	BBB-(d)		390	413,017
First Data Corp.,
Gtd. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Computer Services & Software (cont’d.)
12.625%	01/15/21(a)	Caa1		2,150	$2,365,000
Sr. Sec’d. Notes, 144A
6.750%	11/01/20(a)	B1		2,150	2,225,250
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2		580	605,250
3.500%	10/01/22	Baa2		1,330	1,259,205
iGate Corp.,
Gtd. Notes
9.000%	05/01/16(a)	B2		1,250	1,340,625
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	Ba3		1,375	1,278,750
Seagate HDD Cayman (Cayman Islands),
Gtd. Notes
6.875%	05/01/20	Ba1		275	301,125
Seagate Technology HDD Holdings (Cayman Islands),
Gtd. Notes
6.800%	10/01/16	Ba1		4	4,520

					9,792,742

Computers
Dell, Inc.,
Sr. Unsec’d. Notes
4.625%	04/01/21	Baa1		125	112,732
5.650%	04/15/18	Baa1		450	449,285
5.875%	06/15/19	Baa1		525	519,750
7.100%	04/15/28	Baa1		350	330,750
NCR Corp.,
Gtd. Notes
4.625%	02/15/21	Ba3		475	445,313
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19	Caa1		425	433,500

					2,291,330

Construction
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
4.900%(c)	10/15/18	B+(d)		350	351,750
Faenza GmbH (Germany),
Sr. Unsec’d. Notes, 144A
8.250%	08/15/21	Caa1	EUR	625	866,670

					1,218,420

Consumer Products & Services — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20(a)	Baa2		2,935	3,043,577
5.000%	03/15/23(a)	Baa2		3,070	3,088,939
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19	BB+(d)		1,050	1,145,813
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.050%	12/01/17	Baa3		3,920	3,876,719
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20	B3		200	220,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Consumer Products & Services (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.875%	08/15/19	Caa2		375	$406,875
Sr. Sec’d. Notes
5.750%	10/15/20(a)	B1		200	200,750
7.125%	04/15/19	B1		100	106,250
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.250%	01/15/18	B1		75	78,469
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.375%	11/15/20(a)	B3		200	208,500
6.625%	11/15/22(a)	B3		175	181,563

					12,557,455

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19	B3		650	698,750
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.250%	10/15/20	B3	EUR	775	1,093,102
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	B3		425	408,000
Ball Corp.,
Gtd. Notes
7.375%	09/01/19	Ba1		75	81,187
BWAY Holding Co.,
Gtd. Notes
10.000%	06/15/18	Caa1		475	517,750
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23(a)	Ba2		350	320,250
Exopack Holding Corp.,
Gtd. Notes
10.000%	06/01/18	Caa2		275	290,125
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	Ba3		325	315,250
7.875%	10/01/18	Ba3		200	218,000
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19	Ba2		25	28,250
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3		100	112,500
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19	Caa1		175	199,220
Rock-Tenn Co.,
Gtd. Notes
3.500%	03/01/20	Ba1		265	262,035
4.000%	03/01/23	Ba1		1,400	1,356,422
4.450%	03/01/19	Ba1		110	116,838
4.900%	03/01/22	Ba1		70	72,350
Sealed Air Corp.,
Sr. Notes, 144A
5.250%	04/01/23	B1		600	568,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19	B3	310	$348,750

				7,007,279

Distribution/Wholesale
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21	B3	523	514,501
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23(a)	Ba3	250	231,875
Minerva Luxembourg SA (Luxembourg),
Gtd. Notes, RegS
7.750%	01/31/23	B1	375	353,437

				1,099,813

Diversified Financial Services — 0.5%
AerCap Aviation Solutions BV (Netherlands),
Gtd. Notes
6.375%	05/30/17	BB+(d)	450	477,000
Air Lease Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/16(a)	BBB-(d)	400	417,000
5.625%	04/01/17(a)	BBB-(d)	700	745,500
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19	Ba3	600	634,500
6.750%	04/15/17	Ba3	75	80,250
7.625%	04/15/20(a)	Ba3	700	773,500
9.750%	08/01/18(a)	Ba3	525	580,125
American Capital Ltd.,
Sr. Unsec’d. Notes, 144A
6.500%	09/15/18	B3	775	782,750
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	B1	500	508,750
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	Ba2	1,050	1,019,813
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19	Ba1	400	510,304
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.375%	11/15/19(a)	B2	2,125	2,263,125
6.750%	06/01/16	B2	2,225	2,369,625
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14(g)	Baa1	430	431,818
3.300%	10/15/22(g)	Baa1	670	636,821
5.250%	10/01/20(g)	Baa1	550	610,437
General Motors Financial Co., Inc.,
Gtd. Notes
6.750%	06/01/18	Ba3	225	249,187
Gtd. Notes, 144A
3.250%	05/15/18	Ba3	650	632,125
4.250%	05/15/23(a)	Ba3	1,475	1,347,781
4.750%	08/15/17	Ba3	700	724,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18	NR	3,810	$3,810,000
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.875%	08/09/16(g)	Baa1	1,040	1,044,345
2.875%	08/09/18(a)(g)	Baa1	1,745	1,759,583
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3	1,200	1,257,000
Sr. Unsec’d. Notes, 144A
6.000%	08/01/20	BBB-(d)	525	525,000
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	Caa1	325	329,672
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.875%	04/01/15	Ba3	375	387,846
5.750%	05/15/16	Ba3	575	609,662
8.875%	09/01/17	B1	50	57,875
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	Ba3	1,100	1,105,500
Invesco Finance PLC (United Kingdom),
Gtd. Notes
3.125%	11/30/22	A3	980	909,950
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	Baa3	2,300	2,396,793
8.500%	07/15/19	Baa2	945	1,144,241
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20	B2	850	833,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes
7.375%	10/01/17	Ba3	375	392,344
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.100%	08/02/18(g)	Aa2	3,540	3,533,554
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18	Baa2	510	601,038
Metalloinvest Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.500%	07/21/16	Ba2	1,000	1,053,750
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	B2	1,025	981,437
6.500%	06/01/22	B2	600	568,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	03/15/20	Ba1	1,425	1,457,063
5.875%	03/15/22	Ba1	525	527,625
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes, 144A
8.375%	02/15/18	Caa1	350	378,000
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24	Baa3	400	480,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16(g)	Baa3	1,998	$2,107,690
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	B3	309	336,810

				44,383,189

Diversified Manufacturing
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21(a)	Caa1	750	740,625

Diversified Operations
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	125	132,500

Education
Nord Anglia Education UK Holdings PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.250%	04/01/17	B3	1,050	1,165,500
President And Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	Aaa	1,310	1,143,105

				2,308,605

Electric — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba3	1,290	1,206,150
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21(a)	B1	563	598,187
7.875%	07/31/20(a)	B1	100	107,750
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22	Baa3	240	257,074
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	02/14/42	Baa1	2,100	1,942,500
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	Baa2	2,555	2,766,477
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	Ba2	700	715,750
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17(a)	B2	1,650	1,782,000
9.500%	10/15/18(a)	B3	1,225	1,378,125
Hrvatska Elektroprivreda (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17	Ba2	730	748,250
Sr. Unsec’d. Notes, RegS
6.000%	11/09/17	Ba2	200	205,000
Iberdrola Finance Ireland Ltd. (Ireland),
Gtd. Notes, 144A
3.800%	09/11/14(g)	Baa1	1,555	1,592,068
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19	Ba3	GBP 500	837,785

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
9.375%	01/28/20	Baa3	1,400	$1,676,500
Majapahit Holding BV (Netherlands),
Gtd. Notes
7.750%	01/20/20	Baa3	1,320	1,448,700
Mexico Generadora de Energia (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	Baa2	1,120	1,008,000
NiSource Finance Corp.,
Gtd. Notes
5.250%	02/15/43	Baa3	2,715	2,608,862
5.950%	06/15/41	Baa3	540	572,296
6.250%	12/15/40	Baa3	820	897,324
NRG Energy, Inc.,
Gtd. Notes
6.625%	03/15/23(a)	B1	525	514,500
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
5.500%	11/22/21	Baa3	400	382,000
Sr. Unsec’d. Notes, 144A
5.250%	10/24/42	Baa3	200	149,000
5.500%	11/22/21	Baa3	900	859,500
Sr. Unsec’d. Notes, RegS
5.250%	10/24/42	Baa3	300	223,500
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	Baa3	970	903,924
3.500%	12/01/22	Baa3	6,160	5,826,886
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	05/01/16(g)	Baa3	1,020	1,069,129
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1	1,445	1,642,050
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	A3	300	309,532
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	Baa2	2,530	2,758,861

				36,987,680

Electronic Components & Equipment
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22	Baa2	625	580,038
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19	Ba3	750	772,500
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22(a)	B1	450	430,875
SunEdison, Inc.,
Gtd. Notes
7.750%	04/01/19(a)	Caa1	1,125	1,164,375
Techem GmbH (Germany),
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Electronic Components & Equipment (cont’d.)
6.125%	10/01/19	Ba3	EUR 100	$145,431
Trionista Holdco Gmbh (Germany),
Sr. Sec’d. Notes, 144A
5.000%	04/30/20	B1	EUR 100	136,638

				3,229,857

Electronics
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.850%	01/15/18	Baa1	210	206,251

Engineering & Construction — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	B2	CHF 625	722,204
7.875%	01/31/18	B2	450	470,250
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21	Ba3	350	366,625
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/21(g)	A-(d)	4,343	4,559,976
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.125%	06/26/22(a)(g)	Baa3	1,250	1,209,375
7.125%	06/26/42	Baa3	830	790,575
Odebrecht Offshore Drilling Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.750%	10/01/22(a)	Baa3	395	404,875
Offshore Drilling Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.375%	09/20/20(a)	BB(d)	1,520	1,537,100

				10,060,980

Entertainment — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	B2	350	322,000
5.125%	12/15/22	B2	225	210,937
7.375%	06/15/21	B3	950	1,026,000
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20	Ba3	625	648,437
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
9.750%	08/15/18	B1	EUR 250	352,587
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21	B3	525	570,937
PNK Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/21(a)	B2	750	765,000
Speedway Motorsports, Inc.,
Gtd. Notes
6.750%	02/01/19	Ba2	1,225	1,301,563
Vougeot Bidco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	07/15/20	B2	GBP 150	252,574

				5,450,035

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
8.750%	06/01/19	B2		1,350	$1,451,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18	B1		175	191,844
Gtd. Notes, 144A
5.250%	03/15/21	B1		1,075	1,026,625
Cirsa Funding Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
8.750%	05/15/18	B3	EUR	350	490,070
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2		400	424,004
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	B3		750	825,000
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22	B1	CAD	275	271,649
MGM Resorts International,
Gtd. Notes
6.750%	10/01/20(a)	B+(d)		850	892,500
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17	NR		205	217,810
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22	Ba2		800	816,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17	B2		825	839,437
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes
5.250%	11/15/22	Ba1		550	533,500
Seminole Indian Tribe of Florida, Inc.,
Sec’d. Notes, 144A
7.750%	10/01/17	Baa3		475	504,094
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18	B2		700	751,625
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	B3		600	571,500
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18	B3		275	316,937
Sr. Sec’d. Notes, 144A
6.000%	01/15/21(a)	Ba3		203	210,613

					10,334,458

Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	Ba2		275	265,719
5.250%	08/01/20(a)	Ba2		225	222,750
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	Baa3		2,615	2,552,457

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Environmental Control (cont’d.)
5.700%	05/15/41	Baa3	1,545	$1,657,011
Tervita Corp. (Canada),
Gtd. Notes, 144A
9.750%	11/01/19	Caa2	450	411,750
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	B2	425	426,594
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22(a)	Baa3	2,010	1,872,761

				7,409,042

Farming & Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	Baa1	2,815	2,986,498
9.250%	08/06/19	Baa1	1,690	2,231,819
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.200%	06/15/17(a)	Baa2	2,106	2,181,188
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17	Baa2	560	621,951
MHP SA (Luxembourg),
Gtd. Notes, 144A
8.250%	04/02/20	B(d)	1,385	1,101,352

				9,122,808

Financial Services — 0.4%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland),
Sr. Unsec’d. Notes, 144A
7.875%	09/25/17	Ba1	1,000	1,100,720
Algeco Scotsman Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/15/18(a)	B1	225	237,937
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15	B1	825	851,802
5.500%	02/15/17	B1	925	970,755
7.500%	09/15/20	B1	450	505,687
8.000%	03/15/20(a)	B1	200	230,000
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	A3	730	911,274
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	B2	474	513,105
CNH Capital LLC,
Gtd. Notes
6.250%	11/01/16	Ba1	575	632,500
Dtek Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.875%	04/04/18	Caa1	1,115	947,750
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21	Baa3	10,395	11,486,267
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38(a)	Aa2	2,945	3,250,915
Sub. Notes
5.300%	02/11/21(a)	A2	14,810	16,107,030

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Harbinger Group, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	07/15/19	B3		900	$931,500
Patriot Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	Caa2		600	618,000
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.050%	11/14/14	Ba1		125	129,063
5.375%	05/15/14	Ba1		575	587,219

					40,011,524

Financial–Bank & Trust
Akbank TAS (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	10/24/22	Baa2		510	465,375
6.500%	03/09/18	Baa2		150	157,875
7.500%	02/05/18	Baa2	TRY	500	225,044

					848,294

Food — 0.3%
Agrokor Dd (Croatia),
Gtd. Notes
9.125%	02/01/20	B2	EUR	500	730,607
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20	B3		800	808,000
Avangardco Investments Public Ltd. (Cyprus),
Sr. Unsec’d. Notes
10.000%	10/29/15	NR		200	197,000
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23	BB+(d)		4,075	4,092,767
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23(a)	Baa2		3,300	3,087,209
Corp. Azucarera del Peru SA (Peru),
Gtd. Notes, 144A
6.375%	08/02/22	BB+(d)		280	259,700
Cosan Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
5.000%	03/14/23	Ba2		310	279,000
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	B3		2,165	2,246,187
Delhaize Group SA (Belgium),
Gtd. Notes
6.500%	06/15/17(a)	Baa3		1,030	1,167,292
Elior Finance & Co. SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	05/01/20	B3	EUR	150	211,775
ESAL GmbH (Austria),
Gtd. Notes, 144A
6.250%	02/05/23	BB(d)		1,180	1,041,350
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	BB-(d)		1,525	1,454,469

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Food (cont’d.)
Land O’lakes Capital Trust I,
Ltd. Gtd. Notes, 144A
7.450%	03/15/28	Ba3		250	$241,875
Marfrig Holding Europe BV (Netherlands),
Gtd. Notes, 144A
11.250%	09/20/21	B2		825	815,059
Michael Foods Holding, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.500%	07/15/18	CCC+(d)		325	337,187
Minerva Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	01/31/23	B1		1,100	1,036,750
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	B+(d)		525	551,906
Gtd. Notes, 144A
7.375%	02/15/22	B+(d)		275	289,094
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	11/15/17	B1	EUR	375	541,563
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes, 144A
5.625%	04/14/18	Baa3		600	643,500
TreeHouse Foods, Inc.,
Gtd. Notes
7.750%	03/01/18	Ba2		75	79,313
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	BBB(d)		1,240	1,287,022
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19(a)	Caa2		2,325	2,449,969
Virgolino de Oliveira Finance Ltd. (Luxembourg),
Gtd. Notes
11.750%	02/09/22	B3		700	521,500

					24,370,094

Food & Beverage
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21(a)	B+(d)		775	740,125
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23	Baa3		360	309,600
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, PIK, 144A
9.250%	05/10/18	Caa1	EUR	475	661,882

					1,711,607

Healthcare Products
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/23	A3		2,095	2,044,075
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20	B3		575	593,687

					2,637,762

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Healthcare Services — 0.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19(a)	B1	150	$160,875
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes
9.875%	11/01/15	Caa1	441	443,756
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17(a)	B3	575	615,250
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	Aa3	1,810	1,681,219
Centene Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17	Ba2	700	738,500
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	B3	575	580,750
8.000%	11/15/19(a)	B3	400	419,500
Sr. Sec’d. Notes
5.125%	08/15/18	BB(d)	175	178,063
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19	Ba2	600	625,500
5.875%	01/31/22	Ba2	150	153,750
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17	Ba2	25	27,750
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)	B-(d)	475	482,719
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3	1,950	2,140,125
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	325	355,063
Holding Medi-Partenaires SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	05/15/20	B3	EUR 550	738,487
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19(a)	Caa1	600	622,500
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22	A+(d)	1,120	1,094,428
Kindred Healthcare, Inc.,
Gtd. Notes
8.250%	06/01/19	B3	375	399,375
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18(a)	Caa1	325	359,125
Select Medical Corp.,
Gtd. Notes, 144A
6.375%	06/01/21	B3	875	829,063
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21(a)	Ba3	1,250	1,171,875
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Healthcare Services (cont’d.)
6.000%	10/01/20(a)	B+(d)	625	$639,063
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41	A3	715	681,777
Universal Health Services, Inc.,
Gtd. Notes
7.000%	10/01/18	B1	400	423,000

				15,561,513

Holding Companies–Diversified — 0.1%
Alliance Global Group Inc/Cayman (Cayman Islands),
Gtd. Notes
6.500%	08/18/17	NR	100	104,500
Eads Finance BV (Netherlands),
Gtd. Notes, 144A
2.700%	04/17/23(g)	A2	3,240	2,984,698
KraussMaffei Group GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	B2	EUR 425	619,521
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41	Baa3	2,260	2,070,725
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	B-(d)	150	156,750

				5,936,194

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21	B-(d)	475	465,500
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	02/01/23	CCC(d)	100	96,000
DR Horton, Inc.,
Gtd. Notes
4.750%	05/15/17	Ba2	600	627,000
KB Home,
Gtd. Notes
8.000%	03/15/20(a)	B2	425	459,000
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B+(d)	200	212,000
NVR, Inc.,
Sr. Unsec’d. Notes
3.950%	09/15/22	Baa2	3,105	3,007,578
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19	B2	675	742,500
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18(a)	B3	700	791,000
10.750%	09/15/16(a)	B3	50	59,750
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	BB+(d)	600	550,500
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20	B-(d)	700	738,500

				7,749,328

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Home Furnishings
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	BBB(d)	235	$223,677
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18	B+(d)	375	387,187
Tempur Sealy International, Inc.,
Gtd. Notes
6.875%	12/15/20	B3	300	313,500
Whirlpool Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	03/01/23	Baa3	2,075	2,007,959

				2,932,323

Hotels & Motels — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	Baa3	1,000	1,035,000
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16	Baa2	2,515	2,672,698
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	Baa2	1,865	1,888,238
MCE Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.000%	02/15/21	B1	350	336,000
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21(a)	B+(d)	1,650	1,707,750
NCL Corp. Ltd. (Bermuda),
Gtd. Notes, 144A
5.000%	02/15/18	B2	250	249,375
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.000%	04/15/21	BB(d)	325	304,687
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19	Baa2	200	243,976
Studio City Finance Ltd. (British Virgin Islands),
Gtd. Notes, 144A
8.500%	12/01/20(a)	B3	775	850,563

				9,288,287

Household Products/Wares
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20(a)	B1	1,025	1,026,281
Controladora Mabe SA de CV (Mexico),
Gtd. Notes
7.875%	10/28/19	BB+(d)	200	218,250

				1,244,531

Housewares
Turkiye Sise ve Cam Fabrikalari AS (Turkey),
Gtd. Notes, 144A
4.250%	05/09/20	Ba1	200	172,800

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Insurance — 0.3%
AFLAC, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/23	A3	3,465	$3,383,777
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	Baa1	3,800	3,802,618
6.400%	12/15/20	Baa1	850	1,001,651
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	Baa1	1,020	1,159,819
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20	CCC(d)	225	229,500
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21(a)	Aa2	2,275	2,435,540
4.300%	05/15/43(a)	Aa2	1,975	1,790,181
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3	1,810	2,087,325
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20	Ba3	425	444,125
Genworth Holdings, Inc.,
Gtd. Notes
4.900%	08/15/23(a)	BBB-(d)	1,700	1,706,844
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18	BBB-(d)	1,585	1,591,467
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	A3	3,285	3,131,722
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	CCC(d)	375	375,000
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	A3	1,135	1,102,583
6.050%	10/15/36	A3	120	138,345
8.875%	05/15/19	A3	620	803,621
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18	Baa2	730	841,943
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	Baa1	810	866,968
5.625%	03/15/17	Baa1	870	961,438
6.450%	11/15/19	Baa1	1,734	2,023,816
Sun Life Financial Global Funding III LP,
Sr. Sec’d. Notes, 144A
0.521%(c)	10/06/13(g)	Baa1	190	190,001
Towergate Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.500%	02/15/19	Caa2	GBP 200	337,607
Sr. Sec’d. Notes, 144A
8.500%	02/15/18	B1	GBP 225	383,651
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa2	240	264,721
5.750%	08/15/42	Baa2	790	815,797

				31,870,060

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Internet Services — 0.1%
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20	B3	400	$456,000
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18	Caa1	600	600,000
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18	B2	1,050	1,047,375
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23	Ba3	850	803,250
7.000%	07/15/21	Ba3	1,150	1,224,750
IAC/InterActiveCorp,
Gtd. Notes
4.750%	12/15/22	Ba1	950	874,000
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/21(a)	Ba3	3,550	3,523,375

				8,528,750

Lodging
Chester Downs & Marina LLC / Chester Downs Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	02/01/20	B3	775	780,813
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21	B3	1,000	1,002,500
Playa Resorts Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	08/15/20	Caa1	600	633,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21(a)	B2	1,050	1,008,000
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	Caa1	675	713,813

				4,138,126

Machinery
CNH Capital LLC,
Gtd. Notes
3.625%	04/15/18	BB(d)	425	422,875
Ferreycorp Saa (Peru),
Gtd. Notes, 144A
4.875%	04/26/20	Ba1	520	478,400
Frigoglass Finance Bv (Greece),
Gtd. Notes, 144A
8.250%	05/15/18	B1	EUR 225	322,691

				1,223,966

Machinery & Equipment — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21	Baa3	525	570,158
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21	B-(d)	1,000	992,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Machinery & Equipment (cont’d.)
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	Ba2		225	$261,563
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19	B1		125	133,750
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20	Caa2		175	208,687
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa2		875	906,719
Loxam SAS (France),
Sr. Sub. Notes, 144A
7.375%	01/24/20	B(d)	EUR	100	139,366
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22(a)	B+(d)		475	465,500
8.500%	11/01/20	B3		125	139,063
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19	B1		350	382,375
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	Caa1		625	645,313
Rexel SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	06/15/20	Ba3		1,675	1,633,125
Terex Corp.,
Gtd. Notes
6.000%	05/15/21(a)	BB-(d)		875	884,844
6.500%	04/01/20(a)	BB-(d)		800	840,000

					8,202,963

Manufacturing
Eaton Corp.,
Gtd. Notes, 144A
4.000%	11/02/32(g)	A-(d)		975	896,313
SPX Corp.,
Gtd. Notes
6.875%	09/01/17(a)	Ba3		225	249,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19(a)	B(d)		825	818,813

					1,964,876

Media — 1.0%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22(a)	B1		1,700	1,589,500
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20	B3		GBP 475	822,810
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20	Ba3		300	315,000
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	11/26/22(g)	Baa1		860	794,234
6.100%	02/15/18(g)	Baa1		380	436,548

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	Baa3	9,945	$8,967,715
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23(a)	BB-(d)	1,825	1,674,437
5.250%	09/30/22(a)	BB-(d)	975	901,875
6.625%	01/31/22	B1	525	532,875
Central European Media Enterprises Ltd. (Bermuda),
Sec’d. Notes, 144A
11.625%	09/15/16	CCC(d)	EUR 575	816,783
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	B-(d)	1,625	1,531,563
6.375%	09/15/20(a)	B3	1,125	1,147,500
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, 144A
6.375%	01/15/20	B2	EUR 150	206,986
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	Caa1	1,100	1,078,000
Clear Channel Worldwide Holdings, Inc.,
Series B, Gtd. Notes
6.500%	11/15/22(a)	B1	450	459,000
6.500%	11/15/22	B1	50	50,750
7.625%	03/15/20	B3	175	180,687
7.625%	03/15/20(a)	B3	50	51,250
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20	BB-(d)	850	811,750
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22	A3	2,285	2,226,148
6.950%	08/15/37(a)	A3	3,499	4,402,309
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21	Ba3	600	642,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
1.750%	01/15/18(a)	Baa2	5,945	5,732,044
2.400%	03/15/17	BBB(d)	5,040	5,063,325
DISH DBS Corp. (Luxembourg),
Gtd. Notes
4.250%	04/01/18	BB-(d)	1,025	1,026,281
5.000%	03/15/23(a)	BB-(d)	325	301,437
5.125%	05/01/20	BB-(d)	1,100	1,089,000
5.875%	07/15/22	Ba3	175	172,375
7.125%	02/01/16	Ba3	175	192,281
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19	BB(d)	450	446,625
6.375%	10/15/23	Ba1	325	322,563
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes, MTN
7.250%	05/14/43	Baa1	MXN 2,000	128,933
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18	B3	800	852,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20	B3	900	$911,250
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	B3	450	450,000
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21	B3	825	829,125
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B3	425	435,625
Nara Cable Funding Ltd. (Ireland),
Sr. Sec’d. Notes, 144A
8.875%	12/01/18	B+(d)	625	659,375
8.875%	12/01/18	B1	200	209,000
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19(g)	A3	1,880	1,825,422
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23(a)	A-(d)	9,525	9,058,332
5.150%	04/30/20	Baa2	2,860	3,243,137
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	3,319	3,609,250
6.400%	12/15/35	Baa1	1,960	2,162,429
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	B2	850	818,125
7.750%	10/15/18	B2	450	489,375
Numericable Finance & Co. SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
12.375%	02/15/19	B2	EUR 800	1,287,914
Polish Television Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
11.250%(c)	05/15/17	B-(d)	EUR 425	613,196
Sr. Sec’d. Notes, PIK, 144A
11.000%	01/15/21	B-(d)	EUR 500	702,637
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20	B1	450	420,750
4.625%	05/15/23	B1	575	524,687
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19	Ba2	1,025	1,014,750
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15(g)	Baa1	1,590	1,637,946
TVN Finance Corp II AB (Sweden),
Gtd. Notes, 144A
10.750%	11/15/17	B1	EUR 525	755,773
TVN Finance Corp. III AB (Sweden),
Gtd. Notes, 144A
7.375%	12/15/20	B1	EUR 300	412,958
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes, 144A
9.500%	03/15/21	B3	EUR 525	807,920

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	B+(d)		4,025	$3,853,937
6.750%	09/15/22(a)	B2		1,275	1,345,125
6.875%	05/15/19	B2		275	294,250
7.875%	11/01/20(a)	B2		975	1,066,406
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18	Baa2		540	539,007
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22(a)	BB(d)		600	570,000
9.125%	04/15/18	Ba2		46	48,357
Gtd. Notes, 144A
6.875%	07/15/21	Ba2	CAD	475	501,493
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.100%	12/01/17	A2		4,600	4,516,947
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19	Caa1		250	271,250
13.375%	10/15/19	Caa1		650	736,125

					91,588,457

Medical Supplies & Equipment — 0.1%
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20(a)	B-(d)		2,975	3,071,687
DaVita HealthCare Partners, Inc.,
Gtd. Notes
6.375%	11/01/18	B2		225	236,250
6.625%	11/01/20(a)	B2		1,575	1,673,437
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20	B2		325	338,406
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19(a)	Caa1		250	261,250
Sec’d. Notes
10.500%	11/01/18(a)	B3		500	551,875
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	08/01/18	B2	GBP	100	160,272

					6,293,177

Metal Fabricate/Hardware
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20	Baa2		640	736,422

Metals & Mining — 0.3%
Adaro Indonesia PT (Indonesia),
Gtd. Notes, 144A
7.625%	10/22/19	Ba1		250	260,500
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20(a)	Caa1		450	378,000
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20	B(d)		350	361,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.750%	08/05/20	Ba1	250	$256,250
6.000%	03/01/21	Baa3	525	538,125
6.125%	06/01/18(a)	Ba1	1,375	1,457,500
6.750%	02/25/22(a)	Ba1	225	236,813
10.350%	06/01/19(a)	Baa3	450	553,500
Bluescope Steel Ltd./Bluescope Steel Finance (Australia),
Gtd. Notes, 144A
7.125%	05/01/18	BB(d)	825	847,687
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	B1	100	106,250
8.250%	04/01/20(a)	B1	600	643,500
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.000%	07/17/22	A1	4,100	3,756,010
4.250%	07/17/42	A1	200	164,765
5.625%	09/21/35	A1	200	202,346
6.150%	10/24/36	A1	200	216,810
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22	A1	200	182,682
4.500%	08/13/23	A1	1,200	1,209,724
7.500%	01/15/19(g)	A1	1,280	1,544,838
DTEK Finance BV (Netherlands),
Gtd. Notes
9.500%	04/28/15	Caa1	110	107,800
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20(a)	Ba3	1,475	1,423,375
Essar Steel Algoma, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
9.875%	06/15/15	Caa2	175	138,250
Evraz Group SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20	B+(d)	500	460,940
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
7.000%	11/01/15(a)	B1	875	901,250
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	Caa1	675	659,813
Metalloinvest Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.625%	04/17/20	Ba2	1,200	1,159,500
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20(a)	B2	425	466,437
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18(a)	Ba2	400	399,000
6.250%	11/15/21(a)	Ba1	350	339,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18	B2	250	259,375
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
8.375%	06/01/20	B2	900	936,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	750	$796,875
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	04/01/21(a)	B1	850	856,375
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22(a)	A-(d)	1,945	1,873,899
Vedanta Resources PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.125%	05/31/23	Ba3	700	651,000

				24,346,064

Office Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	Caa1	1,150	1,270,750
Sr. Sec’d. Notes
8.000%	12/15/18	Ba3	1,431	1,570,523
Xerox Corp.,
Sr. Unsec’d. Notes
6.350%	05/15/18(a)	Baa2	2,440	2,802,379
6.750%	02/01/17	Baa2	400	457,114

				6,100,766

Oil & Gas — 1.6%
Afren PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.500%	02/01/16	B(d)	200	229,500
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	2,590	3,010,815
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20	B2	650	656,500
7.250%	08/01/19	B2	2,275	2,400,125
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
7.375%	04/15/21	CCC+(d)	1,625	1,657,500
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	BB(d)	450	471,375
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	B1	1,925	1,862,437
7.625%	10/01/19(a)	B1	875	892,500
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.700%	05/15/17	Baa1	435	491,857
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23(a)	Ba3	1,875	1,879,687
Chevron Corp.,
Sr. Unsec’d. Notes
1.718%	06/24/18	AA(d)	3,750	3,737,850
China Oil & Gas Group Ltd. (Bermuda),
Gtd. Notes, 144A
5.250%	04/25/18	Ba1	200	190,337

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Gtd. Notes, RegS
5.250%	04/25/18	Ba1	500	$475,842
CNOOC Curtis Funding No. 1 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	10/03/23(g)	NR	1,940	1,956,984
CNOOC Finance (2013) Ltd. (British Virgin Islands),
Gtd. Notes
1.750%	05/09/18	Aa3	985	952,260
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	Ba3	1,500	1,481,250
7.000%	01/15/21	Ba3	350	383,250
Continental Resources, Inc. (Luxembourg),
Gtd. Notes
4.500%	04/15/23(a)	BBB-(d)	1,725	1,692,656
5.000%	09/15/22(a)	BBB-(d)	425	427,656
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.250%	09/18/18	Baa2	1,678	1,726,243
5.875%	09/18/23	BBB-(d)	580	603,200
ENN Energy Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
6.000%	05/13/21	Baa3	700	742,411
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21(a)	Baa3	2,375	2,451,644
8.125%	06/01/19	Baa3	3,145	3,815,744
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21	B-(d)	1,525	1,479,250
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
3.875%	07/15/22(g)	Baa2	420	418,055
Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes
7.288%	08/16/37	Baa1	3,875	4,175,313
Gazprom Neft OAO Via GPN Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.375%	09/19/22	Baa3	210	193,200
Gazprom OAO Via Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.950%	05/23/16(a)(g)	Baa1	1,190	1,255,450
GeoPark Latin America Ltd. Agencia en Chile (Bermuda),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20	B(d)	455	453,863
Indo Energy Finance II BV (Netherlands),
Sr. Sec’d. Notes, 144A
6.375%	01/24/23	B1	200	168,000
KazMunayGas National Co. JSC (Kazakhstan),
Gtd. Notes
7.000%	05/05/20	Baa3	1,575	1,775,813
Sr. Unsec’d. Notes
6.375%	04/09/21	Baa3	200	219,000
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	550	583,000
Lukoil International Finance BV (Netherlands),
Gtd. Notes
7.250%	11/05/19	Baa2	480	547,872

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Mega Advance Investments Ltd. (British Virgin Islands),
Gtd. Notes, 144A
5.000%	05/12/21	Baa1	400	$417,534
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22	Baa3	2,935	2,806,729
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	BBB-(d)	4,630	4,653,692
Gtd. Notes, 144A
2.350%	09/15/16(g)	Baa2	515	520,522
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36(g)	Baa1	100	104,000
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22	Ba1	2,025	2,019,937
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21(a)	Baa2	1,785	1,858,317
6.000%	03/01/41	Baa2	2,675	3,010,250
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20	BB+(d)	1,050	1,086,750
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22	B3	1,675	1,775,500
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35	Baa1	575	607,275
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20	B-(d)	800	812,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	Baa3	500	405,000
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42	Baa3	600	486,000
Sr. Unsec’d. Notes, RegS
5.625%	05/20/43	Baa3	900	702,000
Petrobras Global Finance BV (Netherlands),
Gtd. Notes
4.375%	05/20/23(a)	Baa1	1,775	1,623,745
5.625%	05/20/43	Baa1	363	304,009
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3	375	376,719
5.750%	01/20/20	Baa1	3,405	3,538,013
5.875%	03/01/18	Baa1	750	803,515
6.875%	01/20/40	Baa1	200	196,468
7.875%	03/15/19	A3	105	120,863
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18	Baa3	545	591,325
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	B(d)	317	253,363
5.375%	04/12/27	B(d)	380	218,500
8.500%	11/02/17	B(d)	10,925	9,898,050

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
12.750%	02/17/22	NR	1,100	$1,075,250
Sr. Unsec’d. Notes
5.000%	10/28/15	NR	396	347,245
5.125%	10/28/16	NR	15,894	12,755,039
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18	Baa1	4,620	4,677,750
3.500%	01/30/23	Baa1	3,200	2,908,710
4.875%	01/24/22	BBB(d)	2,960	3,019,200
5.500%	01/21/21	Baa1	2,910	3,113,700
5.500%	06/27/44	BBB(d)	4,550	4,130,667
6.000%	03/05/20	Baa1	900	999,000
6.500%	06/02/41	Baa1	5,860	6,073,175
Sr. Unsec’d. Notes
7.190%	09/20/24	NR	MXN 3,700	282,669
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	BBB(d)	340	436,050
Phillips 66,
Gtd. Notes
4.300%	04/01/22	BBB(d)	3,330	3,394,792
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22(a)	Baa3	2,095	2,104,446
7.500%	01/15/20	Baa3	150	183,879
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21(a)	Ba1	100	104,500
6.625%	11/15/20	Ba1	525	555,187
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	BB+(d)	825	769,313
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22(a)	Ba2	400	387,000
5.000%	03/15/23	Ba2	850	816,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes, 144A
4.500%	11/01/23	B1	1,481	1,340,305
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
5.400%	02/14/22(a)	Baa2	250	250,529
Rosneft Finance SA (Luxembourg),
Gtd. Notes, 144A
7.250%	02/02/20	Baa2	359	405,670
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	Baa3	730	753,256
5.000%	09/01/17	Baa3	3,485	3,788,693
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16	B1	225	247,500
Sr. Sec’d. Notes, 144A
6.500%	11/01/20	B1	650	659,750
Samson Investment Co.,
Gtd. Notes, 144A
10.250%	02/15/20	B3	700	742,000
SESI LLC,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
6.375%	05/01/19	Ba2	275	$290,813
Sibur Securities Ltd. (Ireland),
Gtd. Notes, 144A
3.914%	01/31/18	Ba1	860	817,000
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	Ba3	200	208,000
6.500%	01/01/23	Ba3	275	280,500
6.625%	02/15/19	Ba3	625	650,000
Sr. Unsec’d. Notes, 144A
5.000%	01/15/24	Ba3	650	598,000
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22(a)	B3	850	833,000
8.875%	01/15/20	B3	825	849,750
Talent Yield Investments Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.500%	04/25/22	Baa1	500	497,627
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/01/21(a)	Baa2	1,155	1,127,375
Transocean, Inc. (Cayman Islands),
Gtd. Notes
2.500%	10/15/17	Baa3	3,590	3,599,636
6.000%	03/15/18	Baa3	3,400	3,831,004
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	BB-(d)	475	465,500

				155,017,995

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	Ba3	375	423,750
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17	Ba3	75	78,937
Cascades, Inc. (Canada),
Gtd. Notes
7.875%	01/15/20(a)	Ba3	775	817,625
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	BB(d)	775	697,500
7.125%	11/01/18	Ba2	311	334,325
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22(a)	Baa3	4,295	4,523,305
Mercer International, Inc.,
Gtd. Notes
9.500%	12/01/17	B3	1,050	1,120,875
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20	Ba1	800	796,000
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21(a)	Ba2	600	558,000
7.750%	07/15/17	Ba2	500	520,000
8.375%	06/15/19	Ba2	225	235,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Paper & Forest Products (cont’d.)

				$10,105,442

Pharmaceuticals — 0.2%
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	BBB(d)	2,930	2,746,907
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19	B3	EUR 1,425	2,149,510
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3	540	565,213
3.900%	02/15/22	Baa3	3,745	3,793,700
Glaxosmithkline Capital, Inc.,
Gtd. Notes
2.800%	03/18/23(a)	A1	955	901,761
McKesson Corp.,
Sr. Unsec’d. Notes
1.400%	03/15/18(a)	Baa2	2,240	2,181,207
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20	Caa1	275	284,281
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.500%	06/15/18(a)	A1	3,215	3,188,978
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20(a)	B1	2,150	2,236,000
Sr. Unsec’d. Notes, 144A
6.750%	08/15/18(a)	B1	950	1,016,500

				19,064,057

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23(a)	Ba3	1,725	1,621,500
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	Baa2	2,295	2,108,690
5.750%	09/15/19	Baa2	520	578,224
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17	Baa3	840	832,120
3.250%	10/01/15	Baa3	570	589,019
3.875%	03/15/23	BBB(d)	3,645	3,316,651
El Paso LLC,
Sr. Sec’d. Notes, MTN
7.750%	01/15/32	Ba2	450	460,029
7.800%	08/01/31	Ba2	125	127,130
8.250%	02/15/16	Ba2	75	82,796
El Paso Natural Gas Co. LLC,
Sr. Unsec’d. Notes
5.950%	04/15/17	Baa1	62	69,772
Enable Oklahoma Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
6.250%	03/15/20(g)	Baa3	375	405,552
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23(a)	Baa3	7,505	6,990,802
5.200%	02/01/22	Baa3	2,110	2,218,235

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23(a)	Baa1	2,990	$2,829,847
5.950%	02/01/41	Baa1	1,530	1,648,925
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22	Baa1	295	291,628
Kinder Morgan Finance Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	01/15/18	Ba2	700	759,159
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23(a)	Ba3	2,375	2,238,437
NuStar Logistics LP,
Gtd. Notes
6.750%	02/01/21	Ba1	800	814,000
ONEOK Partners LP,
Gtd. Notes
3.200%	09/15/18	Baa2	525	534,890
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22	Baa2	2,300	2,151,137
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23	Baa2	3,640	3,325,471
5.750%	01/15/20(a)	Baa3	850	966,368
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23(a)	B1	300	288,000
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19(a)	Ba2	1,000	880,000
6.850%	07/15/18	Ba2	50	47,125
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	04/15/23	Ba3	275	263,656
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23(a)	Baa2	3,115	2,781,452
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
4.250%	11/15/23(a)	Ba3	1,850	1,674,250
5.250%	05/01/23	Ba3	125	122,500
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	Baa3	4,690	4,551,701
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23(a)	Baa3	2,025	1,828,852
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	Baa2	1,455	1,347,100
4.125%	11/15/20	Baa2	1,460	1,477,724
6.300%	04/15/40	Baa2	680	716,989

				50,939,731

Real Estate — 0.1%
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
8.500%	01/29/49	Ba1	560	$560,015
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49	Ba3	700	675,500
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23(a)	B+(d)	1,050	984,375
Country Garden Holdings Co. Ltd. (Cayman Islands),
Gtd. Notes
10.500%	08/11/15	Ba2	800	879,040
11.125%	02/23/18	Ba2	400	446,000
Gtd. Notes, 144A
7.250%	04/04/21	Ba2	575	569,055
7.500%	01/10/23	Ba2	385	370,563
11.125%	02/23/18	Ba2	500	557,500
Emaar Sukuk Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, MTN
8.500%	08/03/16	B1	343	387,161
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	B3	426	473,659
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	Ba3	1,425	1,423,945
KWG Property Holding Ltd. (Cayman Islands),
Gtd. Notes
12.750%	03/30/16	B1	300	327,000
13.250%	03/22/17	B1	327	374,758
Longfor Properties Co. Ltd. (Cayman Islands),
Gtd. Notes
6.750%	01/29/23	Ba2	500	467,500
Gtd. Notes, MTN
6.875%	10/18/19	Ba2	400	401,000
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
9.000%	01/15/20	B3	125	144,375
Realogy Group LLC/Sunshine Group Florida Ltd.(The),
Gtd. Notes, 144A
3.375%	05/01/16	Caa1	325	325,000
Regency Centers LP,
Gtd. Notes
6.000%	06/15/20	Baa2	315	352,525
Sun Hung Kai Properties Capital Market Ltd. (Cayman Islands),
Gtd. Notes, MTN
4.500%	02/14/22	A1	400	405,068
Swire Properties MTN Financing Ltd. (Hong Kong),
Gtd. Notes, MTN
4.375%	06/18/22	A2	500	503,133
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22(a)(g)	A-(d)	1,330	1,253,506

				11,880,678

Real Estate Investment Trusts — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/19(a)	Baa3	1,820	1,798,868
5.900%	11/01/21	Baa3	1,910	2,014,278
7.250%	05/15/19	Baa3	2,179	2,539,158

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (cont’d.)
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23	Ba1	475	$442,344
DuPont Fabros Technology LP,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/21	Ba1	625	625,000
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	Baa2	2,360	2,225,827
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	840	913,191
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16	Ba1	41	41,595
Sr. Unsec’d. Notes
3.750%	10/15/23	Baa3	1,320	1,221,853
Unsub. Notes
5.875%	06/15/19	Baa3	300	323,912
iStar Financial, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/18	B3	450	482,625
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18	Baa3	1,165	1,248,038
6.625%	06/01/20	Baa3	670	759,048
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22	Ba1	250	253,125
6.875%	05/01/21	Ba1	325	342,063
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	Ba1	650	650,000
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19	Baa3	125	138,750
ProLogis LP,
Gtd. Notes
4.500%	08/15/17	Baa2	1,230	1,326,243
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.500%	04/15/23	Baa2	715	664,939

				18,010,857

Retail — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22(a)	Ba2	575	598,000
Arcos Dorados Holdings, Inc.,
Gtd. Notes, 144A
6.625%	09/27/23	Ba2	500	495,000
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18	Baa2	625	642,187
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18	Caa1	800	816,000
CST Brands, Inc.,
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Retail (cont’d.)
5.000%	05/01/23	Ba3	625	$589,063
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23(a)	Baa3	3,425	3,119,144
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	Ba3	2,050	2,044,875
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	05/14/18(a)	B1	800	802,000
Pantry, Inc. (The),
Gtd. Notes
8.375%	08/01/20	B+(d)	300	316,500
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
Gtd. Notes, PIK, 144A
8.750%	08/15/19(a)	CCC+(d)	800	800,000
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20(a)	CCC(d)	1,425	1,617,375
Gtd. Notes, 144A
6.750%	06/15/21	Caa2	1,050	1,090,687
Sr. Unsec’d. Notes
7.700%	02/15/27	Caa2	600	615,000
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23	B3	1,275	1,166,625
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20	Caa1	525	570,937

				15,283,393

Retail & Merchandising — 0.1%
99 Cents Only Stores,
Gtd. Notes
11.000%	12/15/19	Caa1	675	756,000
CDR DB Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/15/20	Caa2	500	500,000
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20(a)	Caa2	925	904,187
Sr. Sec’d. Notes, 144A
6.125%	03/15/20(a)	B2	250	247,500
9.000%	03/15/19(a)	B2	750	830,625
Fiesta Restaurant Group, Inc.,
Sec’d. Notes
8.875%	08/15/16	B2	300	319,500
Gymboree Corp.,
Gtd. Notes
9.125%	12/01/18(a)	Caa2	750	733,125
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19	CCC+(d)	600	616,500
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	Caa1	725	739,500
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.000%	06/15/18(a)	CCC+(d)	750	768,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
Outerwall, Inc.,
Gtd. Notes, 144A
6.000%	03/15/19	BB-(d)		2,675	$2,608,125
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22(a)	BB(d)		875	826,875
7.375%	05/15/20	Ba3		150	163,500
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19	B3		775	809,875
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
7.375%	03/15/20	Ba3		100	106,750
7.375%	08/01/21	BB-(d)		517	553,190

					11,484,002

Semiconductors
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	B3		400	406,000
Sr. Unsec’d. Notes, 144A
5.750%	03/15/23	B3		575	569,250
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23	BB(d)		700	651,000

					1,626,250

Software — 0.1%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	B2		300	305,250
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21	Ba2		1,600	1,602,000
6.125%	09/15/23	Ba2		425	427,125
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21(a)	Caa1		775	804,063
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	CCC+(d)		425	453,687
Fidelity National Information Services, Inc.,
Gtd. Notes
7.875%	07/15/20	Baa3		125	138,135
Healthcare Technology Intermediate, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.375%	09/01/18	Caa1		475	485,094
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	Caa1		575	642,563
10.000%	04/01/19	Caa1	EUR	675	1,018,189
InterXion Holding NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.000%	07/15/20	B2	EUR	200	275,305
MedAssets, Inc.,
Gtd. Notes
8.000%	11/15/18	B3		225	242,437
Nuance Communications, Inc.,
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Software (cont’d.)
5.375%	08/15/20(a)	B1		450	$425,250

					6,819,098

Steel
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18	CCC(d)		1,175	1,213,187
Sr. Sec’d. Notes
9.000%	10/15/17	CCC+(d)		800	828,000
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19	Ba2		300	312,750

					2,353,937

Telecommunications — 1.0%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	12/15/19	B1		225	237,375
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
9.000%	06/15/23	B3	EUR	1,325	1,843,542
Sr. Notes
9.875%	12/15/20	B3		400	431,000
Sr. Notes, 144A
9.875%	12/15/20(a)	B3		1,350	1,454,625
AT&T, Inc.,
Sr. Unsec’d. Notes
6.300%	01/15/38	A3		2,975	3,215,282
Bharti Airtel International Netherlands BV (Netherlands),
Gtd. Notes
5.125%	03/11/23	Baa3		300	268,500
Gtd. Notes, 144A
5.125%	03/11/23	Baa3		600	537,000
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.500%	11/15/18	A3		2,410	3,088,381
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	Ba2		2,850	2,782,313
6.450%	06/15/21(a)	Baa3		1,125	1,119,375
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	B3		1,275	1,392,937
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23(a)	B1		1,475	1,357,000
7.125%	11/01/19(a)	B1		1,000	1,072,500
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/20(a)(g)	A2		3,409	3,855,794
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20	NR		200	207,000
10.500%	04/15/18(a)	Caa1		1,100	1,188,000
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	B1		200	188,000
Earthlink, Inc.,
Gtd. Notes
8.875%	05/15/19	B3		225	216,563

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
7.375%	06/01/20	Ba3		175	$170,625
Eileme 2 AB (Sweden),
Sr. Sec’d. Notes, 144A
11.625%	01/31/20	B3		800	928,000
Eircom Finance Ltd. (Ireland),
Sr. Sec’d. Notes, 144A
9.250%	05/15/20	Caa1	EUR	225	304,391
GTP Acquisition Partners I LLC,
Asset-Backed, 144A
2.364%	05/15/18(g)	A2		2,185	2,135,383
4.347%	06/15/16(g)	A2		500	528,739
7.628%	06/15/16	Ba3		375	405,231
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21	B3		610	657,275
Sr. Sec’d. Notes
6.500%	06/15/19	Ba3		675	713,813
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.375%	12/01/17	Ba2		850	890,375
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.500%	08/01/23(a)	B3		1,350	1,262,250
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
6.750%	06/01/18	Caa2		750	778,125
7.750%	06/01/21(a)	Caa2		1,025	1,060,875
8.125%	06/01/23(a)	Caa2		525	553,875
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	Caa2		175	187,250
11.875%	02/01/19(a)	Caa2		325	373,750
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20(a)	B3		100	101,000
8.625%	07/15/20(a)	B3		900	983,250
Matterhorn Financing & CY SCA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
9.000%	04/15/19	CCC+(d)	EUR	700	954,098
Matterhorn Midco & CY SCA (Luxembourg),
Gtd. Notes, 144A
7.750%	02/15/20	Caa1	EUR	600	823,886
Matterhorn Mobile SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/19	B1	CHF	350	414,117
MetroPCS Wireless, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21(a)	Ba3		2,025	2,035,125
Mobile Challenger Intermediate Group SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
8.750%	03/15/19	B-(d)	CHF	150	165,036
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/23	Baa2		1,450	1,353,766
MTS International Funding Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
5.000%	05/30/23	Ba2		305	279,837

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21(a)	B2		925	$656,750
10.000%	08/15/16(a)	Caa2		475	456,000
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18	CCC+(d)		175	194,687
PCCW Capital No 4 Ltd. (British Virgin Islands),
Gtd. Notes, RegS
5.750%	04/17/22	NR		400	406,534
Qwest Corp.,
Sr. Unsec’d. Notes
7.500%	10/01/14	Baa3		50	52,979
Sable International Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.750%	02/15/17	Ba2		125	131,875
8.750%	02/01/20	Ba2		400	438,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.250%	08/15/19	B1		432	466,560
SBA Tower Trust,
Gen. Ref. Mortgage, 144A
2.933%	12/15/17(g)	A2		685	690,159
4.254%	04/15/15(g)	A2		1,615	1,645,262
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23(g)	Baa2		1,665	1,566,166
Softbank Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20(a)	Ba1		1,475	1,417,475
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18(a)	Ba3		1,600	1,876,000
Sr. Unsec’d. Notes
11.500%	11/15/21	B1		300	385,500
Sunrise Communications International SA (Luxembourg),
Notes, 144A
5.625%	12/31/17	NR	CHF	400	457,787
Sr. Sec’d. Notes, 144A
7.000%	12/31/17	Ba3	EUR	750	1,072,979
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19	Caa1		500	538,750
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
5.250%	11/15/13	Ba1		565	567,552
5.250%	10/01/15	Ba1		765	804,541
6.175%	06/18/14	Ba1		2,895	2,979,630
7.175%	06/18/19	Ba1		3,260	3,584,328
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	Baa2		3,240	3,356,238
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22(a)	B+(d)		700	668,500
Sr. Unsec’d. Notes, 144A
5.375%	10/01/22	B1		300	286,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23	B2	CHF825	$903,208
6.750%	03/15/23	B2	EUR200	267,864
UPCB Finance V Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	Ba3	300	327,000
UPCB Finance VI Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22(a)	Ba3	350	371,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20(a)	Baa1	4,235	4,503,778
5.150%	09/15/23	Baa1	3,465	3,713,738
6.400%	09/15/33(a)	Baa1	14,470	16,069,123
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20	B2	550	570,625
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sr. Unsec’d. Notes
7.748%	02/02/21	Ba3	1,150	1,239,125
Sr. Unsec’d. Notes, 144A
7.748%	02/02/21	Ba3	450	484,875
VimpelCom Holdings BV (Netherlands),
Gtd. Notes
7.504%	03/01/22	Ba3	350	368,813
Gtd. Notes, 144A
5.200%	02/13/19	Ba3	290	287,825
7.504%	03/01/22	Ba3	225	237,094
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21	Ba3	615	599,805
West Corp.,
Gtd. Notes
7.875%	01/15/19	B3	550	592,625
8.625%	10/01/18	B3	300	326,250
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17	B3	1,350	1,434,375
Sr. Sec’d. Notes, 144A
6.500%	04/30/20	Ba3	550	563,750

				100,076,884

Transportation — 0.2%
Brunswick Rail Finance Ltd. (Russia),
Gtd. Notes, RegS
6.500%	11/01/17	Ba3	294	293,324
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	A3	585	582,227
5.150%	09/01/43(a)	A3	4,745	4,771,985
5.400%	06/01/41	A3	965	1,004,386
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
10.500%	08/01/17	Caa3	3	3,275
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes
8.125%	02/01/17	B3	375	393,281

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Transportation (cont’d.)
Gategroup Finance Luxembourg SA (Luxembourg),
Sr. Unsec’d. Notes
6.750%	03/01/19	B1	EUR350	$486,538
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16	Baa2	3,550	3,705,778
4.850%	06/01/21	Baa2	635	654,743
Kansas City Southern de Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.000%	05/15/23	Baa3	790	726,394
Kansas City Southern Railway,
Gtd. Notes, 144A
4.300%	05/15/43(g)	Baa3	5,810	5,142,222
Kazakhstan Temir Zholy Finance BV (Netherlands),
Gtd. Notes, 144A
6.375%	10/06/20	Baa3	1,500	1,642,500
6.950%	07/10/42	Baa3	200	201,740
Maxim Crane Works LP/Maxim Finance Corp.,
Sec’d. Notes, 144A
12.250%	04/15/15	Caa2	100	103,500
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	Baa1	1,385	1,380,306

				21,092,199

Utilities — 0.2%
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/39(g)	Baa3	755	730,585
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	640	718,728
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20(a)(g)	Aa3	1,150	1,253,787
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	Baa2	1,925	1,982,305
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	Baa3	2,180	2,120,192
4.250%	03/15/23	Baa3	2,445	2,236,021
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.625%	06/21/18	Baa3	800	826,000
6.875%	06/21/23	Baa3	1,245	1,297,913
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38	Baa2	640	671,809
Southwest Gas Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/22	Baa1	1,895	1,951,427
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37	A3	235	275,022

				14,063,789

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.750%	05/22/20	Ba2		475	$441,750
NII International Telecom Sca (Luxembourg),
Gtd. Notes, 144A
7.875%	08/15/19	B2		300	272,250
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18(a)	Baa2		5,435	5,362,660

					6,076,660

TOTAL CORPORATE OBLIGATIONS

(cost $1,207,934,180)					1,196,145,241

FOREIGN GOVERNMENT BONDS — 2.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23(g)	Aa3		2,410	2,313,600
4.854%	02/06/24	Aa3		4,085	4,064,575
5.603%	07/20/20(g)	Aa3		1,095	1,172,745
Brazil Notas do Tesouro Nacional (Brazil),
Bonds
6.000%	08/15/20	Baa2	BRL	2,500	2,686,395
Notes
6.000%	08/15/24	Baa2	BRL	1,224	1,330,109
10.000%	01/01/21	Baa2	BRL	7,897	3,298,926
Sr. Notes
10.000%	01/01/17	Baa2	BRL	20,706	9,021,820
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	Baa2		6,800	5,967,000
Chile Government International (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	Aa3		420	437,850
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19	Baa3		700	847,700
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.375%	03/24/21	Ba1		500	516,375
6.625%	07/14/20	Ba1		400	424,000
6.750%	11/05/19	Ba1		250	266,563
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23	Ba1		1,300	1,244,750
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21	B1		675	719,719
9.040%	01/23/18	B1		74	80,231
Sr. Unsec’d. Notes, 144A
5.875%	04/18/24	B1		500	463,750
7.500%	05/06/21	B1		400	426,500
Grenada Government International Bond (Grenada),
Unsub. Notes(i)
6.000%	09/15/25(g)	B-(d)		284	89,460
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.750%	02/03/15	Ba1		2,480	2,542,000
7.625%	03/29/41	Ba1		100	107,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Iceland Government International (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22	Baa3	100		$102,750
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
5.375%	10/17/23	Baa3	400		398,000
Sr. Unsec’d. Notes, 144A
4.875%	05/05/21(g)	Baa3	500		495,000
11.625%	03/04/19	Baa3	990		1,315,463
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23	Baa3	950		809,875
4.625%	04/15/43	Baa3	1,800		1,422,000
Ivory Coast Government International (Ivory Coast),
Sr. Unsec’d. Notes
5.750%(c)	12/31/32	NR	1,150		1,012,000
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19	Caa3	595		586,075
Unsec’d. Notes
10.625%	06/20/17	Caa3	1,400		1,526,000
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21	Baa1	400		456,500
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	A-(d)	MXN	43,700	3,456,682
7.500%	06/03/27	Baa1	MXN	6,500	543,394
7.750%	11/13/42	A-(d)	MXN	16,500	1,339,598
8.000%	06/11/20	Baa1	MXN	30,000	2,608,479
8.500%	12/13/18	Baa1	MXN	9,000	796,630
8.500%	11/18/38	A-(d)	MXN	8,000	705,142
10.000%	11/20/36	A-(d)	MXN	2,338	235,258
Mexican Udibonos, TIPS (Mexico),
Bonds
2.500%	12/10/20	Baa1	MXN	2,917	1,152,626
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	Baa1		450	447,187
Mongolia Government International (Mongolia),
Sr. Unsec’d. Notes, 144A
4.125%	01/05/18	B1		215	195,113
Morocco Government International (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	BBB-(d)		975	887,445
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes, 144A
5.500%	11/03/21	Baa3		200	202,000
Sr. Unsec’d. Notes, RegS, 144A
5.500%	11/03/21	Baa3		1,600	1,616,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53	Baa2		200	154,500
6.700%	01/26/36	Baa2		570	651,225
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Sr. Unsec’d. Notes
3.300%	11/21/22	Baa3		1,550	1,278,750
Sr. Unsec’d. Notes, 144A
4.000%	11/21/18	Baa3		770	744,975
Sr. Unsec’d. Notes, RegS
4.000%	11/21/18(g)	Baa3		1,300	1,270,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Unsec’d. Notes, 144A
6.125%	03/15/19	Baa3	800	$834,000
Philippine Government International (Philippines),
Sr. Unsec’d. Notes
5.000%	01/13/37	Baa3	1,750	1,903,125
8.375%	06/17/19	Baa3	900	1,139,625
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23	A2	4,900	4,488,400
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
1.300%	04/03/17	Aa1	2,125	2,141,494
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18(a)	Aa2	3,155	3,099,425
1.600%	09/21/16(a)	Aa2	1,980	2,015,020
Qatar Government International (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22	Aa2	1,000	1,066,200
5.750%	01/20/42	Aa2	300	324,000
Republic of Armenia (Armenia),
Sr. Unsec’d. Notes, 144A
6.000%	09/30/20	Ba2	1,700	1,655,143
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2	1,800	1,932,750
5.625%	01/07/41	Baa2	3,870	3,860,325
7.125%	01/20/37	Baa2	1,410	1,656,750
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3	200	206,500
6.125%	01/18/41	Baa3	2,765	3,013,850
Republic of Congo (Congo),
Sr. Unsec’d. Notes
3.500%(c)	06/30/29	NR	163	136,871
Republic of Egypt (Egypt),
Sr. Unsec’d. Notes, RegS
5.750%	04/29/20	Caa1	400	368,000
Republic of Fiji (Fiji),
Sr. Unsec’d. Notes
9.000%	03/15/16	B1	400	420,067
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16	Baa3	1,850	1,935,100
5.875%	05/11/22	Baa3	435	446,963
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
3.750%	04/25/22	Baa3	1,700	1,530,000
4.875%	05/05/21	Baa3	4,100	4,059,000
5.250%	01/17/42	Baa3	1,000	847,500
5.875%	03/13/20	Baa3	2,569	2,700,661
6.875%	01/17/18(g)	Baa3	965	1,073,563
7.750%	01/17/38	Baa3	980	1,112,300
11.625%	03/04/19(g)	Baa3	241	320,229
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22	Baa3	3,200	2,880,000
5.250%	01/17/42	BB+(d)	750	635,625
Republic of Iraq (Iraq),
Unsec’d. Notes
5.800%	01/15/28	NR	2,190	1,856,025

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Republic of Lithuania (Lithuania),
Sr. Unsec’d. Notes
7.375%	02/11/20	Baa1		349	$423,163
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa2		1,190	1,228,675
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	Baa3		2,625	3,094,219
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15	A2		2,490	2,611,512
Republic of Serbia (Serbia),
Bonds
4.875%	02/25/20	B1		840	784,350
Sr. Unsec’d. Notes
5.250%	11/21/17	B1		850	843,625
6.750%(c)	11/01/24	BB-(d)		608	591,254
7.250%	09/28/21	B1		4,460	4,632,825
Sr. Unsec’d. Notes, 144A
5.250%	11/21/17	B1		270	267,975
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1		2,060	1,998,200
6.250%	03/08/41	Baa1		200	209,500
Republic of Turkey (Turkey),
Bonds, TIPS
4.500%	02/11/15	NR	TRY	2,278	1,523,818
Sr. Unsec’d. Notes
5.625%	03/30/21	Ba2		1,750	1,818,250
6.250%	09/26/22	Baa3		4,350	4,677,337
6.750%	04/03/18	Ba2		1,300	1,435,200
6.750%	05/30/40	Baa3		1,550	1,622,075
6.875%	03/17/36	Baa3		600	637,650
7.000%	03/11/19	Baa3		500	563,250
7.000%	06/05/20	Baa3		2,000	2,260,500
7.250%	03/15/15	Baa3		100	107,000
7.250%	03/05/38	Baa3		200	222,426
7.375%	02/05/25	Baa3		100	112,900
7.500%	11/07/19	Baa3		2,800	3,238,200
8.000%	02/14/34	Baa3		1,140	1,352,610
Unsec’d. Notes
5.125%	03/25/22	Baa3		2,100	2,086,875
6.000%	01/14/41	Baa3		3,125	3,016,406
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
4.375%	08/22/23	Baa3		996	952,425
6.750%	02/07/22	Baa3		1,700	1,938,340
Sr. Unsec’d. Notes, MTN
4.875%	11/07/19	Baa3	EUR	600	843,448
Sr. Unsec’d. Notes, RegS
4.375%	08/22/23	Baa3		1,000	956,250
Russian Federal Bond - OFZ (Russia),
Bonds
6.800%	12/11/19	Baa1	RUB	43,700	1,339,262
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
7.500%(c)	03/31/30(g)	Baa1		20,506	24,166,147

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Russian Foreign Bond—Eurobond (Russia),
Sr. Unsec’d. Notes
4.500%	04/04/22	Baa1	1,400	$1,429,680
5.000%	04/29/20	Baa1	2,300	2,461,575
5.625%	04/04/42	Baa1	1,000	1,025,000
7.500%(c)	03/31/30	Baa1	1,913	2,253,990
Rwanda International Government Bond (Rowanda),
Sr. Unsec’d. Notes, 144A
6.625%	05/02/23	B(d)	375	327,187
South Africa Government International (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25(a)	Baa1	2,355	2,475,694
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	05/30/22	Baa1	1,300	1,404,000
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.875%	07/25/22	B1	200	183,000
Sr. Unsec’d. Notes, RegS
6.250%	10/04/20	B1	800	775,000
6.250%	07/27/21	B1	200	190,500
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1	345	391,596
Tanzania Government International Bond (Tanzania), Notes
6.450%(c)	03/08/20	NR	1,100	1,135,750
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23	Baa3	2,100	1,811,250
Unsec’d. Notes
4.875%	04/16/43	Baa3	1,300	1,072,500
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.580%	11/21/16	Caa1	6,615	5,688,900
6.750%	11/14/17	Caa1	850	726,750
6.875%	09/23/15	Caa1	1,400	1,228,500
9.250%	07/24/17	Caa1	779	719,835
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16	Caa1	400	344,000
United Mexican States (Mexico),
Sr. Unsec’d. Notes
5.750%	10/12/2110	Baa1	376	353,440
6.050%	01/11/40	Baa1	1,976	2,160,756
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1	5,706	5,163,930
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	B2	2,040	1,468,800
8.250%	10/13/24	B2	800	602,000
9.250%	05/07/28	B2	2,382	1,869,713
11.950%	08/05/31	B2	4,524	4,172,929
12.750%	08/23/22	B2	7,035	7,006,860
Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec’d. Notes
4.646%	07/06/21	A3	1,000	1,058,590

TOTAL FOREIGN GOVERNMENT BONDS

(cost $246,063,367)				235,146,388

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

MUNICIPAL BONDS — 1.3%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	2,375	$2,861,139
California Educational Facilities Authority,
Revenue Bonds
5.250%	04/01/40	Aaa	2,310	2,736,934
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1	1,505	1,723,511
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1	1,230	1,447,193
Los Angeles Department of Water & Power,
Revenue Bonds
5.000%	07/01/43	Aa2	2,095	2,191,559
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2	275	317,284
State of California,
General Obligation Unlimited
4.000%	09/01/26	A1	140	143,483
5.000%	04/01/43	A1	370	378,998
University of California,
Revenue Bonds
4.601%	05/15/31	Aa1	4,385	4,390,569

				16,190,670

Colorado
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	Aa3	1,215	1,113,620
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38	Aa2	770	807,869

				1,921,489

Delaware
State of Delaware,
General Obligation Unlimited
5.000%	08/01/24	Aaa	1,990	2,389,015

District of Columbia
District of Columbia,
Revenue Bonds
5.250%	12/01/34	Aa1	770	839,400
5.591%	12/01/34	Aa1	120	135,011

				974,411

Florida — 0.1%
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16	Aa3	2,100	2,090,298
2.995%	07/01/20	Aa3	2,345	2,193,349
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20	A1	1,520	1,776,333

				6,059,980

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Georgia — 0.1%
State of Georgia,
General Obligation Unlimited
5.000%	10/01/21	Aaa	5,745	$6,924,161
5.000%	07/01/23	Aaa	995	1,187,294
5.000%	07/01/24	Aaa	720	850,147
5.000%	07/01/25	Aaa	745	869,229

				9,830,831

Hawaii
State of Hawaii,
General Obligation Unlimited
5.000%	12/01/23	Aa2	1,645	1,917,905

Illinois
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A2	480	543,619
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aa1	2,065	2,245,192
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	300	336,906

				3,125,717

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	131,163

Louisiana
State of Louisiana,
General Obligation Unlimited
5.000%	07/15/21	Aa2	345	409,543
5.000%	08/01/21	Aa2	810	961,729

				1,371,272

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	1,140	1,260,829
5.888%	07/01/43	Aa3	2,120	2,353,200
State of Maryland,
General Obligation Unlimited
5.000%	03/01/24	Aaa	3,555	4,163,261

				7,777,290

Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Ltd.
4.500%	08/01/31	Aa1	840	822,797
5.000%	06/01/25	Aa1	885	1,011,174
5.250%	09/01/24	Aa1	1,130	1,373,040
Revenue Bonds
5.000%	06/01/23	Aaa	2,215	2,591,528
Massachusetts Bay Transportation Authority,
Revenue Bonds
5.000%	07/01/20	Aa1	930	1,105,082

				6,903,621

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Minnesota
State of Minnesota,
Revenue Bonds
5.000%	03/01/27	AA(d)	900	$1,002,321

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/29	A3	1,255	1,337,190

New York — 0.3%
City of New York,
General Obligation Unlimited
5.000%	04/01/23	Aa2	995	1,147,424
6.271%	12/01/37	Aa2	645	751,180
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	1,940	2,548,559
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	1,180	1,347,218
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2	10	10,013
New York City Municipal Water Finance Authority & Sewer Systems, Revenue Bonds
5.952%	06/15/42	Aa2	265	305,889
New York City Transitional Finance Authority,
Revenue Bonds
5.000%	11/01/24	Aa1	610	698,407
5.000%	02/01/25	Aa1	620	696,843
5.267%	05/01/27	Aa1	1,810	2,022,277
5.508%	08/01/37	Aa1	1,905	2,100,891
New York State Dormitory Authority,
Revenue Bonds
4.000%	12/15/22	AAA(d)	920	1,013,546
5.000%	12/15/24	AAA(d)	1,885	2,180,587
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/43	AAA(d)	3,270	3,379,480
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	4,320	3,640,594
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1	780	820,521

				22,663,429

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	A2	1,915	1,800,828

Oregon
Oregon State Taxable Pension,
General Obligation Unlimited
5.892%	06/01/27	Aa1	60	71,791

Pennsylvania — 0.1%
Commonwealth of Pennsylvania,
General Obligation Unlimited
5.000%	07/01/21	Aa2	1,670	1,982,006
5.000%	04/01/25	Aa2	1,185	1,373,083

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Pennsylvania (cont’d.)
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	A2	3,920	$3,596,992

				6,952,081

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	A1	1,460	1,422,230

Texas — 0.2%
City of Houston TX,
General Obligation Ltd.
5.000%	03/01/23	AA(d)	850	992,307
City of San Antonio TX,
Revenue Bonds
5.250%	02/01/24	Aa1	3,720	4,449,194
County of Harris TX,
General Obligation Ltd.
5.000%	10/01/24	AAA(d)	950	1,109,125
Dallas Independent School District,
General Obligation Unlimited
4.000%	08/15/27	Aaa	945	985,881
5.000%	08/15/29	Aaa	1,025	1,141,389
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	2,420	2,660,790
University of Texas System,
Revenue Bonds
5.000%	08/15/43	Aaa	2,805	2,963,174

				14,301,860

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	1,920	2,202,950

Virginia — 0.1%
Commonwealth of Virginia,
General Obligation Unlimited
4.000%	06/01/24	Aaa	1,730	1,906,149
5.000%	06/01/23	Aaa	695	842,361
University of Virginia,
Revenue Bonds
5.000%	09/01/40	Aaa	1,130	1,193,924
5.000%	06/01/43	Aaa	685	732,046
Virginia College Building Authority,
Revenue Bonds
5.000%	02/01/22	Aa1	620	738,346
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35	Aa1	120	128,762
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30	Aa1	1,015	1,147,904
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	Aa1	1,755	1,656,720
5.000%	08/01/23	Aa1	1,470	1,721,032

				10,067,244

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Washington
State of Washington,
General Obligation Unlimited
5.000%	07/01/24	Aa1	1,590	$1,845,100

TOTAL MUNICIPAL BONDS
(cost $128,476,821)				122,260,388

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.924%(c)	02/25/34	BB(d)	41	40,183
Series 2004-D, Class 2A2
3.109%(c)	05/25/34	BBB(d)	20	19,329
Series 2004-H, Class 2A2
2.753%(c)	09/25/34	B1	31	30,347
Series 2004-I, Class 3A2
3.121%(c)	10/25/34	Baa1	15	14,906
Series 2005-J, Class 2A1
3.105%(c)	11/25/35	Caa2	176	160,893
Series 2005-J, Class 3A1
3.144%(c)	11/25/35	Caa1	47	42,432
Credit Suisse Mortgage Capital Certificates,
Series 2010-1R, Class 12A1, 144A
3.253%(c)	03/27/36(g)	AAA(d)	8	7,899
Series 2010-1R, Class 42A1, 144A
5.000%	10/27/36(g)	AAA(d)	83	83,798
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22	Aaa	1,959	1,919,470
Series K502, Class A2
1.426%	08/25/17	Aaa	1,205	1,208,933
Federal National Mortgage Assoc.,
Series 319, Class 2, IO
6.500%	02/01/32(g)	AAA(d)	10	2,669
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
3.263%(c)	10/18/54(g)	Aaa	575	587,577
Series 2012-1A, Class 3A1, 144A
1.763%(c)	10/18/54(g)	Aaa	2,620	2,697,844
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37(g)	NR	1,745	238,977
Series 2010-103, Class IN, IO
4.500%	02/20/39(g)	NR	1,861	244,189
Series 2010-164, Class MI, IO
4.000%	09/20/37(g)	NR	7,551	929,493
Series 2011-41, Class AI, IO
4.500%	12/20/39(g)	NR	2,135	364,990
Series 2011-88, Class EI, IO
4.500%	11/20/39(g)	NR	1,972	336,648
Series 2013-24, Class OI, IO
4.000%	02/20/43(g)	NR	2,413	483,764
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2, 144A
1.918%(c)	10/15/54(g)	Aaa	1,860	1,885,381
Series 2012-3A, Class B1, 144A
2.468%(c)	10/15/54(g)	Aa3	1,250	1,284,423

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.818%(c)	07/25/35	Ba3	487	$482,105
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40	Aaa	35	34,572
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.573%(c)	09/25/35	CCC(d)	105	105,181
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.814%(c)	01/25/34	A+(d)	29	28,711
Series 2004-G, Class A3
4.719%(c)	06/25/34	Baa1	252	253,145
Series 2005-AR2, Class 2A2
2.680%(c)	03/25/35	B2	31	31,707

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $12,841,117)				13,519,566

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 9.0%
Federal Home Loan Mortgage Corp.
2.451%(c)	04/01/37		343	362,448
2.475%(c)	07/01/35		22	23,112
2.500%	05/01/28		3,691	3,719,615
2.598%(c)	01/01/36		8	8,362
2.611%(c)	02/01/37		201	210,629
2.634%(c)	02/01/35		90	95,673
2.687%(c)	02/01/37		55	59,096
2.723%(c)	01/01/37		27	28,081
2.781%(c)	09/01/32		1	1,326
2.783%(c)	03/01/36		38	39,801
2.859%(c)	02/01/37		122	130,419
2.900%(c)	11/01/35		17	17,898
3.000%	01/01/43		12,095	11,782,582
3.047%(c)	02/01/37		77	82,092
3.500%	09/01/42-05/01/43		26,433	26,849,477
4.000%	08/01/26-12/01/41		16,090	16,857,442
4.500%	04/01/19-04/01/41		19,829	21,103,204
5.000%	10/01/18-08/01/40		4,670	5,121,110
5.500%	12/01/18-09/01/20		170	179,136
5.891%(c)	12/01/36		6	6,057
5.941%(c)	10/01/36		24	26,096
6.000%	10/01/32-08/01/38		265	288,814
6.114%(c)	11/01/36		16	17,137
6.115%(c)	10/01/36		28	29,197
6.239%(c)	08/01/36		20	20,748
6.500%	08/01/36		84	92,654
7.000%	06/01/32		6	6,978
Federal National Mortgage Assoc.
2.237%(c)	12/01/35		6	5,883
2.328%(c)	07/01/35		44	46,045
2.489%(c)	12/01/35		38	40,120
2.499%(c)	09/01/37		36	38,401

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	05/15/14-04/01/28	20,901		$21,062,459
2.670%(c)	11/01/35	67		71,249
2.703%(c)	11/01/37	200		213,556
2.740%(c)	08/01/37	69		72,762
2.772%(c)	08/01/36	51		53,777
2.797%(c)	01/01/37	84		90,218
2.819%(c)	12/01/35	15		16,158
3.000%	01/01/27-05/01/43	99,200		97,841,955
3.040%(c)	12/01/36	58		62,132
3.500%	01/01/26-07/01/43	66,578		68,194,292
4.000%	04/01/24-05/01/42	96,217		101,149,409
4.500%	05/01/19-12/01/41	95,489		102,015,419
5.000%	05/01/18-09/01/41	73,213		79,439,507
5.500%	01/01/17-03/01/40	42,576		46,418,796
5.846%(c)	09/01/36	11		12,389
6.000%	04/01/21-10/01/40	32,868		36,005,418
6.500%	07/01/32-10/01/39	6,227		6,896,113
7.000%	01/01/31-04/01/37	33		35,544
Government National Mortgage Assoc.
2.500%	05/20/27-03/20/43	57,694		55,760,845
3.000%	06/20/27-06/20/43	58,430		58,996,933
3.500%	02/20/27-05/20/43	54,030		55,844,154
4.000%	09/20/25-01/20/41	9,712		10,323,589
4.500%	11/20/39-03/20/41	17,663		19,096,298
5.000%	03/20/34-03/20/41	9,227		10,078,256
5.500%	10/20/32-01/20/36	12,821		14,155,930
6.000%	01/20/33	3		3,699
6.500%	09/20/32-12/20/33	18		20,109
7.000%	12/15/13	—	(r)	35
8.000%	12/15/16-07/15/23	6		6,466
8.500%	06/15/16-10/15/26	21		24,187
9.500%	03/15/19-01/15/20	1		1,472

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $882,964,519)				871,252,759

U.S.TREASURY OBLIGATIONS — 4.8%
U. S. Treasury Bonds
3.125%	02/15/43	60,710		54,392,396
4.625%	02/15/40	32,830		38,611,166
5.375%	02/15/31	14,095		17,975,523
6.750%	08/15/26	4,260		6,005,271
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.000%	07/15/14	17,580		22,335,583
U.S. Treasury Notes
0.250%	02/28/14	33,435		33,462,417
0.625%	07/15/14-11/30/17	122,585		120,297,939
0.875%	02/28/17	88,200		88,330,889
2.125%	08/15/21	5,755		5,708,241
2.625%	07/31/14(a)	40,670		41,519,922
2.625%	04/30/16(k)	32,825		34,617,540

TOTAL U.S. TREASURY OBLIGATIONS
(cost $474,876,147)				463,256,887

TOTAL LONG-TERM INVESTMENTS
(cost $8,150,608,303)				9,167,558,821

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT — 10.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,002,672,662; includes $543,176,417 of cash collateral for securities on loan)(b)(w)	1,002,672,662	$1,002,672,662

TOTAL INVESTMENTS — 105.3%
(cost $9,153,280,965)		10,170,231,483
Liabilities in excess of other assets(x) — (5.3)%		(513,112,592)

NET ASSETS — 100.0%		$9,657,118,891

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR	American Depositary Receipt

ADS	American Depositary Security

CVA	Certified Van Aandelen (Bearer)

FREMF	Freddie Mac Mortgage Trust

GDR	Global Depository Receipts

IO	Interest Only

MTN	Medium Term Note

NR	Non Rated by Moody’s or Standard & Poor’s

NYSE	New York Stock Exchange

PIK	Payment-in-Kind

PRFC	Preference Shares

REIT	Real Estate Investment Trusts

SDR	Swedish Depository Receipt

TIPS	Treasury Inflation Protected Securities

UTS	Unit Trust Security

XTSE	Toronto Stock Exchange

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Columbian Peso

EUR	Euro

GBP	British Pound
HUF	Hungarian Forint

INR	Indian Rupee

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Phillipine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

ZAR	South African Rand
*	Non-income producing security.

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $528,451,770; cash collateral of $543,176,417 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

(r)	Less than $500 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Depreciation(1)

Short Positions:
156	5 Year U.S. Treasury Notes	Dec. 2013	$18,613,972	$18,883,313	$(269,341)
2,072	10 Year U.S. Treasury Notes	Dec. 2013	256,290,727	261,881,375	(5,590,648)
98	30 Year U.S. Treasury Bonds	Dec. 2013	12,778,501	13,070,750	(292,249)

					$(6,152,238)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)

Brazilian Real,
Expiring 11/18/13	Morgan Stanley & Co., Inc.	BRL	2,502	$1,027,600	$1,115,812	$88,212
Chinese Yuan,
Expiring 11/20/13	Barclays Capital Group	CNY	5,347	864,860	871,673	6,813
Colombian Peso,
Expiring 11/15/13	Merrill Lynch Capital Markets	COP	677,236	347,657	353,811	6,154
Indian Rupee,
Expiring 10/28/13	Hong Kong & Shanghai Bk	INR	22,151	354,076	350,672	(3,404)
Expiring 12/04/13	Chase Securities, Inc.	INR	23,964	350,864	375,934	25,070
Expiring 12/04/13	Standard Charter	INR	33,563	523,849	526,518	2,669
Indonesian Rupiah,
Expiring 11/15/13	Deutsche Bank	IDR	4,436,095	386,285	379,836	(6,449)
Expiring 11/15/13	Royal Bank of Scotland	IDR	8,282,815	831,524	709,207	(122,317)
Expiring 11/15/13	Standard Charter	IDR	10,924,402	965,906	935,391	(30,515)
Expiring 11/15/13	Standard Charter	IDR	5,565,065	485,608	476,503	(9,105)
Mexican Peso,
Expiring 11/15/13	Chase Securities, Inc.	MXN	7,025	543,899	534,559	(9,340)
Expiring 11/15/13	State Street Bank	MXN	3,765	297,199	286,493	(10,706)
Polish Zloty,
Expiring 11/15/13	Deutsche Bank	PLN	5,674	1,809,989	1,811,768	1,779
Romanian Leu,
Expiring 10/15/13	Bank of America	RON	2,792	843,373	846,893	3,520
Expiring 10/15/13	Bank of America	RON	2,648	772,462	803,315	30,853
Russian Ruble,
Expiring 10/15/13	Barclays Capital Group	RUB	59,543	1,788,347	1,832,784	44,437
Expiring 10/15/13	Morgan Stanley	RUB	55,387	1,732,332	1,704,858	(27,474)
South African Rand,
Expiring 11/15/13	Goldman Sachs	ZAR	3,507	361,767	346,900	(14,867)
Thai Baht,
Expiring 11/15/13	HSBC Securities	THB	27,239	867,291	868,285	994
Turkish Lira,
Expiring 11/15/13	Bank of America	TRY	5,742	2,818,919	2,819,334	415

				$17,973,807	$17,950,546	$(23,261)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)

Brazilian Real,
Expiring 11/18/13	Barclays Capital Group	BRL	2,983	$1,220,141	$1,330,323	$(110,182)
Expiring 11/18/13	Deutsche Bank	BRL	23,752	10,242,788	10,592,635	(349,847)
Expiring 11/18/13	Hong Kong & Shanghai Bank	BRL	403	185,228	179,725	5,503
Expiring 11/18/13	Merrill Lynch Capital Markets	BRL	848	367,736	378,181	(10,445)
Expiring 11/18/13	Morgan Stanley	BRL	6,369	2,868,273	2,840,371	27,902

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)

Brazilian Real (cont’d.),
Expiring 11/18/13	Morgan Stanley	BRL	711	$290,619	$317,083	$(26,464)
British Pound,
Expiring 10/10/13	Barclays Capital Group	GBP	150	226,714	242,815	(16,101)
Expiring 10/10/13	Royal Bank of Scotland	GBP	1,564	2,331,449	2,532,530	(201,081)
Chilean Peso,
Expiring 11/15/13	Credit Suisse First Boston Corp.	CLP	445,063	867,569	875,824	(8,255)
Chinese Yuan,
Expiring 11/20/13	Standard Charter	CNY	5,347	863,534	871,674	(8,140)
Euro,
Expiring 11/15/13	Citibank	EUR	4,057	5,378,933	5,489,160	(110,227)
Expiring 12/12/13	Barclays Capital Group	EUR	500	667,828	676,555	(8,727)
Expiring 12/12/13	Goldman Sachs	EUR	300	399,458	405,932	(6,474)
Expiring 12/12/13	Pershing	EUR	199	269,151	269,228	(77)
Expiring 12/12/13	Royal Bank of Canada	EUR	180	244,218	244,210	8
Expiring 12/12/13	Royal Bank of Scotland	EUR	18,146	24,075,062	24,553,508	(478,446)
Hungarian Forint,
Expiring 11/15/13	HSBC Securities	HUF	157,714	693,920	714,944	(21,024)
Indian Rupee,
Expiring 10/28/13	Merrill Lynch Capital Markets	INR	22,151	364,626	350,672	13,954
Malaysian Ringgit,
Expiring 12/04/13	Chase Securities, Inc.	MYR	1,139	344,942	347,961	(3,019)
Mexican Peso,
Expiring 11/15/13	Bank of America	MXN	10,528	812,680	801,156	11,524
Expiring 11/15/13	Chase Securities, Inc.	MXN	197	15,059	15,026	33
Expiring 11/15/13	Goldman Sachs	MXN	72,430	5,646,638	5,511,477	135,161
Expiring 11/15/13	State Street Bank	MXN	3,700	288,153	281,547	6,606
Expiring 11/15/13	State Street Bank	MXN	3,700	286,467	281,548	4,919
Philippine Peso,
Expiring 10/16/13	HSBC Securities	PHP	23,448	540,588	538,628	1,960
Russian Ruble,
Expiring 10/15/13	Credit Suisse First Boston Corp.	RUB	18,928	570,291	582,636	(12,345)
Expiring 10/15/13	Deutsche Bank	RUB	25,592	772,262	787,743	(15,481)
South African Rand,
Expiring 11/15/13	Goldman Sachs	ZAR	3,507	348,053	346,900	1,153
Swiss Franc,
Expiring 11/12/13	State Street Bank	CHF	2,438	2,647,274	2,696,377	(49,103)
Turkish Lira,
Expiring 11/15/13	Bank of America	TRY	1,069	531,180	524,804	6,376
Expiring 11/15/13	Royal Bank of Scotland	TRY	10,855	5,518,671	5,328,885	189,786

				$69,879,505	$70,910,058	$(1,030,553)

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,632,641,300	$1,358,618,463	$—
Preferred Stocks	3,349,709	19,360,947	—
Rights	7,816	—	—
Asset-Backed Securities	—	118,804,790	650,694
Commercial Mortgage-Backed Securities	—	132,543,873	—
Corporate Obligations	—	1,177,840,302	18,304,939
Foreign Government Bonds	—	235,146,388	—
Municipal Bonds	—	122,260,388	—
Residential Mortgage-Backed Securities	—	13,519,566	—
U.S. Government Agency Obligations	—	871,252,759	—
U.S. Treasury Obligations	—	463,256,887	—
Affiliated Money Market Mutual Fund	1,002,672,662	—	—
Other Financial Instruments*
Futures Contracts	(6,152,238)	—	—
Forward Foreign Currency Exchange Contracts	—	(1,053,814)	—

Total	$5,632,519,249	$4,511,550,549	$18,955,633

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.0%
COMMON STOCKS — 93.3%
Aerospace & Defense — 1.5%
Boeing Co. (The)	154,900	$18,200,750
Lockheed Martin Corp.	47,500	6,058,625

		24,259,375

Agriculture — 1.0%
Archer-Daniels-Midland Co.	430,300	15,852,252

Airlines — 0.8%
United Continental Holdings, Inc.*	431,200	13,242,152

Auto Parts & Equipment — 0.6%
Johnson Controls, Inc.	244,400	10,142,600

Automobile Manufacturers — 0.6%
Ford Motor Co.	575,000	9,700,250

Banks — 7.8%
Bank of New York Mellon Corp. (The)	15,200	458,888
Capital One Financial Corp.	162,600	11,177,124
Northern Trust Corp.	258,700	14,070,693
PNC Financial Services Group, Inc. (The)	289,300	20,959,785
Regions Financial Corp.	639,200	5,918,992
SunTrust Banks, Inc.	437,900	14,196,718
U.S. Bancorp	708,100	25,902,298
Wells Fargo & Co.	770,200	31,824,664

		124,509,162

Beverages — 0.9%
PepsiCo, Inc.	172,900	13,745,550

Building Materials — 1.0%
Masco Corp.	420,700	8,952,496
USG Corp.*(a)	228,200	6,521,956

		15,474,452

Chemicals — 0.9%
E.I. du Pont de Nemours & Co.	152,600	8,936,256
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	186,700	5,839,976

		14,776,232

Coal — 0.7%
CONSOL Energy, Inc.	320,500	10,784,825

Commercial Services — 0.4%
Western Union Co. (The)	348,100	6,495,546

Computer Hardware — 1.9%
Apple, Inc.	37,700	17,973,475
Dell, Inc.	952,100	13,110,417

		31,083,892

Computer Services & Software — 0.7%
Computer Sciences Corp.	217,200	11,237,928

Cosmetics/Personal Care — 0.8%
Avon Products, Inc.	582,600	12,001,560

Distribution/Wholesale — 0.6%
Genuine Parts Co.(a)	112,500	9,100,125

Diversified Financial Services — 1.3%
American Express Co.	251,000	18,955,520
Och-Ziff Capital Management Group LLC (Class A Stock)	156,700	1,722,133

		20,677,653

	Shares	Value

COMMON STOCKS (Continued)
Diversified Machinery — 0.5%
Xylem, Inc.	288,700	$8,063,391

Diversified Manufacturing — 3.0%
3M Co.	141,700	16,920,397
Eaton Corp. PLC (Ireland)	126,662	8,719,412
Illinois Tool Works, Inc.	288,600	22,011,522

		47,651,331

Electric — 4.2%
AES Corp. (The)	445,600	5,922,024
Duke Energy Corp.	270,910	18,091,370
Entergy Corp.	221,600	14,002,904
Exelon Corp.	402,900	11,941,956
FirstEnergy Corp.	213,300	7,774,785
Xcel Energy, Inc.	331,500	9,152,715

		66,885,754

Electronic Components & Equipment — 5.6%
Agilent Technologies, Inc.	128,000	6,560,000
Emerson Electric Co.	294,300	19,041,210
General Electric Co.	1,808,800	43,212,232
Honeywell International, Inc.	241,000	20,012,640

		88,826,082

Entertainment — 0.4%
Madison Square Garden Co. (The) (Class A Stock)*	122,600	7,119,382

Financial Services — 3.3%
JPMorgan Chase & Co.	796,800	41,186,592
Legg Mason, Inc.(a)	363,700	12,162,128

		53,348,720

Financial–Bank & Trust — 1.3%
Bank of America Corp.	1,515,700	20,916,660

Food — 1.3%
Campbell Soup Co.(a)	341,100	13,886,181
McCormick & Co., Inc.(a)	96,300	6,230,610

		20,116,791

Gas — 1.1%
NiSource, Inc.	565,000	17,452,850

Healthcare Products — 1.8%
Hospira, Inc.*(a)	143,800	5,639,836
Johnson & Johnson	268,000	23,232,920

		28,872,756

Healthcare Services — 0.5%
Quest Diagnostics, Inc.	128,100	7,915,299

Home Furnishings — 0.1%
Whirlpool Corp	11,600	1,698,704

Household Products/Wares — 1.0%
Clorox Co. (The)(a)	187,400	15,314,328

Insurance — 4.6%
Allstate Corp. (The)	347,200	17,550,960
Chubb Corp. (The)	85,000	7,587,100
Lincoln National Corp.	249,300	10,468,107
Loews Corp.	116,100	5,426,514
Marsh & McLennan Cos., Inc.	441,100	19,209,905
Sun Life Financial, Inc. (Canada)	192,400	6,151,028
Willis Group Holdings PLC (Ireland)	143,800	6,230,854

		72,624,468

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Iron/Steel — 1.0%
Cliffs Natural Resources, Inc.(a)	125,600	$2,574,800
Nucor Corp.	288,000	14,117,760

		16,692,560

Leisure — 0.7%
Carnival Corp.	345,000	11,260,800

Machinery–Construction & Mining — 0.5%
Joy Global, Inc.(a)	159,400	8,135,776

Media — 3.8%
Cablevision Systems Corp. (Class A Stock)(a)	426,400	7,180,576
Comcast Corp. (Class A Stock)	187,400	8,461,110
McGraw Hill Financial, Inc.	205,400	13,472,186
New York Times Co. (The) (Class A Stock)*(a)	385,500	4,845,735
Time Warner, Inc.	287,400	18,913,794
Walt Disney Co. (The)	127,900	8,248,271

		61,121,672

Metals & Mining — 1.0%
Newmont Mining Corp.	201,200	5,653,720
Vulcan Materials Co.	203,500	10,543,335

		16,197,055

Oil & Gas — 13.3%
Anadarko Petroleum Corp.	184,100	17,119,459
Apache Corp.	346,900	29,535,066
BP PLC (United Kingdom), ADR	189,400	7,960,482
Chevron Corp.	310,200	37,689,300
ConocoPhillips	96,600	6,714,666
Diamond Offshore Drilling, Inc.(a)	158,100	9,852,792
Eni SpA (Italy)	114,990	2,643,411
Exxon Mobil Corp.	321,800	27,687,672
Hess Corp.	231,500	17,904,210
Murphy Oil Corp.	267,000	16,105,440
Murphy USA, Inc.*	66,300	2,677,857
Petroleo Brasileiro SA (Brazil), ADR(a)	666,200	10,319,438
Royal Dutch Shell PLC (Netherlands), ADR	336,600	22,107,888
Talisman Energy, Inc. (Canada)	320,400	3,684,600

		212,002,281

Oil & Gas Services — 1.0%
Schlumberger Ltd.	189,600	16,753,056

Paper & Forest Products — 1.9%
International Paper Co.	465,100	20,836,480
MeadWestvaco Corp.	230,600	8,850,428

		29,686,908

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	338,500	15,665,780
GlaxoSmithKline PLC (United Kingdom)	115,531	2,904,783
Merck & Co., Inc.	383,400	18,253,674
Pfizer, Inc.	710,900	20,409,939

		57,234,176

Real Estate Investment Trust — 0.7%
Weyerhaeuser Co.	375,600	10,753,428

Retail — 2.4%
Kohl’s Corp.	332,800	17,222,400
Macy’s, Inc.	214,100	9,264,107
Staples, Inc	761,800	11,160,370

	Shares	Value

COMMON STOCKS (Continued)
Retail (cont’d.)
Tiffany & Co.	11,300	$865,806

		38,512,683

Semiconductors — 2.2%
Analog Devices, Inc.	237,800	11,188,490
Applied Materials, Inc.	724,200	12,702,468
Texas Instruments, Inc.	275,200	11,082,304

		34,973,262

Software — 1.4%
CA, Inc.	145,400	4,314,018
Microsoft Corp.	554,200	18,460,402

		22,774,420

Telecommunications — 6.4%
AT&T, Inc.	680,600	23,017,892
CenturyLink, Inc.(a)	237,800	7,462,164
Cisco Systems, Inc.	607,300	14,222,966
Corning, Inc.	862,500	12,583,875
Harris Corp.	246,500	14,617,450
Nokia Oyj (Finland), ADR*	775,400	5,047,854
Telefonica SA (Spain)*	325,782	5,064,645
Verizon Communications, Inc.	287,900	13,433,414
Vodafone Group PLC (United Kingdom)	1,821,798	6,394,228

		101,844,488

Toys/Games/Hobbies — 1.0%
Mattel, Inc.	382,300	16,003,078

Transportation — 2.2%
Norfolk Southern Corp.	231,500	17,906,525
United Parcel Service, Inc. (Class B Stock)	181,300	16,565,381

		34,471,906

TOTAL COMMON STOCKS
(cost $1,239,641,063)		1,488,307,619

PREFERRED STOCKS — 0.7%
Automobile Manufacturers — 0.6%
General Motors Co., Series B, 4.750%	197,600	9,909,640

Real Estate Investment Trust — 0.1%
Weyerhaeuser Co., Series A, CVT, 6.375%	14,900	789,402

TOTAL PREFERRED STOCKS
(cost $9,109,449)		10,699,042

TOTAL LONG-TERM INVESTMENTS
(cost $1,248,750,512)		1,499,006,661

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT — 10.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $164,657,882; includes $69,754,164 of cash collateral for securities on loan)(b)(w)	164,657,882	$164,657,882

TOTAL INVESTMENTS — 104.3%
(cost $1,413,408,394)		1,663,664,543
Liabilities in excess of other assets — (4.3)%		(68,405,850)

NET ASSETS — 100.0%		$1,595,258,693

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

CVT	Convertible Security

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,787,145; cash collateral of $69,754,164 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,471,300,552	$17,007,067	$—
Preferred Stocks	10,699,042	—	—
Affiliated Money Market Mutual Fund	164,657,882	—	—

Total	$1,646,657,476	$17,007,067	$—

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 98.5%
Aerospace & Defense — 3.5%
Boeing Co. (The)	407,900	$47,928,250
United Technologies Corp.	109,800	11,838,636

		59,766,886

Airlines — 1.2%
United Continental Holdings, Inc.*	685,600	21,054,776

Apparel — 0.6%
Ralph Lauren Corp.	58,100	9,570,813

Automobile Manufacturers — 0.8%
Tesla Motors, Inc.*(a)	69,000	13,345,980

Beverages — 2.0%
Green Mountain Coffee Roasters, Inc.*(a)	159,000	11,977,470
Monster Beverage Corp.*	128,590	6,718,827
PepsiCo, Inc.	193,000	15,343,500

		34,039,797

Biotechnology — 9.0%
Alexion Pharmaceuticals, Inc.*	136,995	15,913,339
Biogen Idec, Inc.*	121,100	29,156,036
Celgene Corp.*	199,508	30,710,266
Gilead Sciences, Inc.*(a)	1,067,000	67,050,280
Regeneron Pharmaceuticals, Inc.*(a)	41,000	12,827,670

		155,657,591

Building Materials — 0.5%
Vulcan Materials Co.	173,800	9,004,578

Business Services — 2.4%
MasterCard, Inc. (Class A Stock)	62,500	42,048,750

Chemicals — 3.5%
Ecolab, Inc.	162,900	16,088,004
Praxair, Inc.	189,500	22,779,795
Sherwin-Williams Co. (The)	115,800	21,096,444

		59,964,243

Commercial Services & Supplies — 2.1%
McKesson Corp.	286,930	36,813,119

Computer Hardware — 1.4%
Apple, Inc.	50,400	24,028,200

Computer Services & Software — 6.0%
Akamai Technologies, Inc.*(a)	308,600	15,954,620
Cognizant Technology Solutions Corp. (Class A Stock)*	298,300	24,496,396
NetSuite, Inc.*(a)	52,000	5,612,880
Red Hat, Inc.*	330,700	15,258,498
Salesforce.com, Inc.*(a)	470,100	24,402,891
SanDisk Corp.	287,000	17,079,370

		102,804,655

Cosmetics/Personal Care — 1.2%
Procter & Gamble Co. (The)	277,700	20,991,343

Distribution/Wholesale — 1.9%
Fastenal Co.(a)	412,400	20,723,100
Fossil Group, Inc.*	99,600	11,577,504

		32,300,604

Diversified Financial Services — 5.3%
Morgan Stanley	777,600	20,956,320
State Street Corp.	336,300	22,111,725
TD Ameritrade Holding Corp.	835,600	21,876,008

	Shares	Value

COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Visa, Inc. (Class A Stock)	142,000	$27,136,200

		92,080,253

Diversified Machinery — 1.1%
Flowserve Corp.	146,900	9,165,091
Wabtec Corp.	159,500	10,027,765

		19,192,856

Financial Services — 0.8%
Franklin Resources, Inc.	281,100	14,209,605

Food — 0.7%
Whole Foods Market, Inc.	222,000	12,987,000

Healthcare Services — 1.6%
UnitedHealth Group, Inc.	375,400	26,882,394

Home Builders — 0.9%
D.R. Horton, Inc.(a)	773,700	15,032,991

Hotels, Restaurants & Leisure — 4.3%
Chipotle Mexican Grill, Inc.*	43,700	18,734,190
Las Vegas Sands Corp.	519,380	34,497,220
Starwood Hotels & Resorts Worldwide, Inc.	120,200	7,987,290
Wynn Resorts Ltd.(a)	78,400	12,387,984

		73,606,684

Internet Services — 19.9%
Amazon.com, Inc.*	252,747	79,018,822
Baidu, Inc. (China), ADR*	126,400	19,614,752
Ctrip.com International Ltd. (China), ADR*	199,700	11,668,471
eBay, Inc.*	549,600	30,662,184
Facebook, Inc. (Class A Stock)*	579,300	29,104,032
Google, Inc. (Class A Stock)*	99,760	87,380,782
LinkedIn Corp. (Class A Stock)*	62,500	15,378,750
Netflix, Inc.*	48,800	15,089,448
priceline.com, Inc.*	53,800	54,389,110

		342,306,351

Media — 1.9%
Discovery Communications, Inc. (Class C Stock)*	171,200	13,374,144
Twenty-First Century Fox, Inc. (Class A Stock)	564,800	18,920,800

		32,294,944

Metal Fabricate/Hardware — 2.2%
Precision Castparts Corp.	167,700	38,108,148

Oil, Gas & Consumable Fuels — 4.3%
Cimarex Energy Co.	137,700	13,274,280
Pioneer Natural Resources Co.	167,200	31,567,360
Range Resources Corp.	390,500	29,635,045

		74,476,685

Pharmaceuticals — 1.9%
Catamaran Corp.*	185,581	8,527,447
Valeant Pharmaceuticals International, Inc.*	230,000	23,995,900

		32,523,347

Retail — 4.1%
Dollar Tree, Inc.*	250,700	14,330,012
Lowe’s Cos., Inc.	604,400	28,775,484
Lululemon Athletica, Inc. (Canada)*(a)	149,500	10,926,955
Tractor Supply Co.	253,200	17,007,444

		71,039,895

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Retail & Merchandising — 4.6%
Danaher Corp.	678,800	$47,054,416
Starbucks Corp.	414,615	31,912,916

		78,967,332

Semiconductors — 1.4%
QUALCOMM, Inc.	361,200	24,330,432

Software — 1.0%
ServiceNow, Inc.*(a)	183,700	9,543,215
Workday, Inc. (Class A Stock)	100,800	8,157,744

		17,700,959

Telecommunications — 5.1%
Crown Castle International Corp.*	740,355	54,068,126
Juniper Networks, Inc.*	1,669,015	33,146,638

		87,214,764

Transportation — 1.3%
FedEx Corp.	189,600	21,635,256

TOTAL COMMON STOCKS
(cost $1,269,135,383)		1,695,981,231

PREFERRED STOCK
Internet Services
Living Social, (PRFC)*(g) (cost $1,352,010)	175,814	196,912

TOTAL LONG-TERM INVESTMENTS
(cost $1,270,487,393)		1,696,178,143

SHORT-TERM INVESTMENT — 10.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $172,682,020; includes $152,860,221 of cash collateral for securities on loan)(b)(w)	172,682,020	172,682,020

TOTAL INVESTMENTS — 108.5%
(cost $1,443,169,413)		1,868,860,163
Liabilities in excess of other assets — (8.5)%		(146,264,542)

NET ASSETS — 100.0%		$1,722,595,621

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,756,820; cash collateral of $152,860,221 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,695,981,231	$—	$—
Preferred Stock	—	—	196,912
Affiliated Money Market Mutual Fund	172,682,020	—	—

Total	$1,868,663,251	$—	$196,912

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Agriculture — 1.1%
Archer-Daniels-Midland Co.	185,600	$6,837,504

Building Materials — 2.1%
Martin Marietta Materials, Inc.(a)	108,000	10,602,360
Vulcan Materials Co.	62,100	3,217,401

		13,819,761

Chemicals — 8.2%
Air Products & Chemicals, Inc.	62,000	6,607,340
Airgas, Inc.	77,500	8,218,875
Celanese Corp. (Class A Stock)	184,100	9,718,639
Ecolab, Inc.	47,900	4,730,604
Methanex Corp. (Canada)	109,700	5,624,319
Monsanto Co.	41,200	4,300,044
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	168,300	5,264,424
Praxair, Inc.	74,500	8,955,645

		53,419,890

Coal — 1.2%
Cloud Peak Energy, Inc.*	45,800	671,886
CONSOL Energy, Inc.	219,300	7,379,445

		8,051,331

Containers & Packaging — 2.4%
Ball Corp.	42,900	1,925,352
Berry Plastics Group, Inc.*	160,500	3,205,185
Crown Holdings, Inc.*	153,100	6,473,068
Owens-Illinois, Inc.*	124,700	3,743,494

		15,347,099

Diversified Machinery — 1.5%
Flowserve Corp.	159,900	9,976,161

Electric — 2.9%
Entergy Corp.(a)	61,500	3,886,185
National Fuel Gas Co.	53,500	3,678,660
NRG Energy, Inc.	215,237	5,882,427
PG&E Corp.	130,800	5,352,336

		18,799,608

Energy Services — 1.6%
Calpine Corp.*	523,200	10,165,776

Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.*	59,900	3,484,982

Exploration & Production — 2.4%
Royal Dutch Shell PLC (Netherlands), ADR	237,575	15,603,926

Integrated Petroleum — 4.5%
Chevron Corp.	105,556	12,825,054
Exxon Mobil Corp.	186,208	16,021,336

		28,846,390

Machinery & Equipment — 1.5%
Babcock & Wilcox Co. (The)	277,800	9,367,416

Metals & Mining — 9.5%
BHP Billiton Ltd. (Australia)	336,297	11,189,475
Compass Minerals International, Inc.	29,400	2,242,338
Constellium NV (France) (Class A Stock)	112,900	2,190,260
Eldorado Gold Corp. (Canada)(a)	682,400	4,578,904
Franco-Nevada Corp. (Canada)	134,800	6,115,435
Fresnillo PLC (Mexico)	354,277	5,577,653

	Shares	Value

COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Iluka Resources Ltd. (Australia)	478,670	$5,133,345
MAG Silver Corp. (Canada)*	222,101	1,310,979
Nucor Corp.	64,000	3,137,280
Petra Diamonds Ltd. (United Kingdom)*	3,128,870	6,034,758
Rio Tinto PLC (United Kingdom), ADR(a)	111,500	5,436,740
Royal Gold, Inc.	27,700	1,347,882
Southern Copper Corp.	245,200	6,679,248
U.S. Silica Holdings, Inc.	26,400	657,360

		61,631,657

Miscellaneous Manufacturing — 0.5%
Harsco Corp.	129,100	3,214,590

Oil & Gas — 49.1%
Anadarko Petroleum Corp.	135,700	12,618,743
Apache Corp.	130,400	11,102,256
Athlon Energy, Inc.*	48,400	1,582,680
Bill Barrett Corp.*(a)	198,600	4,986,846
Cabot Oil & Gas Corp.	132,100	4,929,972
Cameron International Corp.*	129,500	7,558,915
CenterPoint Energy, Inc.	87,300	2,092,581
Cimarex Energy Co.	153,794	14,825,742
Cobalt International Energy, Inc.*	128,800	3,201,968
Concho Resources, Inc.*	130,400	14,188,824
Energen Corp.	47,500	3,628,525
Energy XXI Bermuda Ltd. (Bermuda)(a)	160,400	4,844,080
Eni SpA (Italy)	598,604	13,760,819
EQT Corp	151,000	13,396,720
Eurasia Drilling Co. Ltd. (Cyprus), GDR	78,860	3,132,713
Exterran Holdings, Inc.*(a)	110,600	3,049,242
Flotek Industries, Inc.*	33,400	768,200
GAIL India Ltd. (India)	249,463	1,307,129
Halliburton Co.	112,300	5,407,245
Hess Corp.	128,300	9,922,722
Kelt Exploration Ltd. (Canada)*	45,300	368,979
Laredo Petroleum Holdings, Inc.*	121,300	3,600,184
Marathon Petroleum Corp.	9,800	630,336
Matador Resources Co.*	204,500	3,339,485
Murphy USA, Inc.*	7,425	299,896
NiSource, Inc.	361,900	11,179,091
Noble Energy, Inc.	27,700	1,856,177
NovaTek OAO (Russia), GDR	29,814	3,941,411
Oasis Petroleum, Inc.*	54,700	2,687,411
Ophir Energy PLC (United Kingdom)*	1,155,699	6,229,657
Painted Pony Petroleum Ltd. (Canada)*	372,600	2,922,779
PDC Energy, Inc.*	79,972	4,761,533
Petroleo Brasileiro SA (Brazil), ADR(a)	380,100	6,359,073
Phillips 66	232,400	13,437,368
Pioneer Natural Resources Co.	76,300	14,405,440
Range Resources Corp.	167,800	12,734,342
Salamander Energy PLC (United Kingdom)*	1,485,689	2,824,358
Santos Ltd. (Australia)	352,345	4,965,156
Schlumberger Ltd.	209,325	18,495,957
SM Energy Co.	150,800	11,640,252
Southwestern Energy Co.*	199,292	7,250,243
Spectra Energy Corp.	178,900	6,123,747
Talisman Energy, Inc. (Canada)	710,200	8,149,667
Trican Well Service Ltd. (Canada)	379,300	5,158,966
Tullow Oil PLC (United Kingdom)	438,859	7,275,809
Valero Energy Corp.	376,700	12,864,305

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
WPX Energy, Inc.*(a)	456,233	$8,787,048

		318,594,592

Paper & Forest Products — 3.1%
International Paper Co.	163,800	7,338,240
MeadWestvaco Corp.	70,000	2,686,600
West Fraser Timber Co. Ltd. (Canada)	14,900	1,340,790
Weyerhaeuser Co	313,751	8,982,691

		20,348,321

Petroleum Exploration & Production — 4.2%
BG Group PLC (United Kingdom)	740,623	14,138,322
EOG Resources, Inc.	38,500	6,517,280
FMC Technologies, Inc.*	121,100	6,711,362

		27,366,964

Telecommunications — 1.8%
Quanta Services, Inc.*	411,896	11,331,259

Utilities — 1.3%
AES Corp. (The)	640,400	8,510,916

TOTAL LONG-TERM INVESTMENTS
(cost $585,624,925)		644,718,143

	Shares	Value

SHORT-TERM INVESTMENT — 6.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $40,869,037; includes $37,931,342 of cash collateral received for securities on loan)(b)(w)	40,869,037	$40,869,037

TOTAL INVESTMENTS — 105.7%
(cost $626,493,962)		685,587,180
Liabilities in excess of other assets — (5.7)%		(36,747,428)

NET ASSETS — 100.0%		$648,839,752

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,023,974; cash collateral of $37,931,342 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$566,281,662	$78,436,481	$—
Affiliated Money Market Mutual Fund	40,869,037	—	—

Total	$607,150,699	$78,436,481	$—

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 63.6%
FOREIGN BONDS — 53.6%
Brazil — 4.6%
Brazil Letras do Tesouro Nacional,
Bills
9.558%(s)	04/01/14	Baa2	BRL	4,970	$2,141,168
9.921%(s)	01/01/15	Baa2	BRL	229	91,337
11.379%(s)	01/01/16	Baa2	BRL	7,050	2,505,465
11.671%(s)	01/01/17	Baa2	BRL	12,880	4,079,304
Brazil Notas do Tesouro Nacional,
Notes
10.000%	01/01/23	Baa2	BRL	7,530	3,090,156
Series B, Bonds
6.000%	08/15/18	Baa2	BRL	850	919,207
6.000%	08/15/20	Baa2	BRL	1,477	1,587,122
Series B, Notes
6.000%	05/15/15	Baa2	BRL	893	960,295
6.000%	08/15/22	Baa2	BRL	3,880	4,219,864
6.000%	08/15/50	Baa2	BRL	630	659,023
Series F, Notes
10.000%	01/01/19	Baa2	BRL	5,970	2,599,373
10.000%	01/01/21	Baa2	BRL	2,550	1,065,248

					23,917,562

Canada — 4.1%
Canadian Government Bond,
Bonds
1.000%	02/01/15	Aaa	CAD	19,920	19,314,307
4.500%	06/01/15	Aaa	CAD	2,004	2,053,027

					21,367,334

Hungary — 1.7%
Hungary Government Bond,
Bonds
8.000%	02/12/15	Ba1	HUF	1,800,000	8,627,144

Indonesia — 1.2%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
7.000%	05/15/22	Baa3	IDR	80,330,000	6,262,459

Ireland — 8.2%
Ireland Government Bond,
Bonds
5.000%	10/18/20	Ba1	EUR	14,200	20,797,646
5.400%	03/13/25	Ba1	EUR	14,200	21,036,547
5.500%	10/18/17	Ba1	EUR	518	779,166

					42,613,359

Malaysia — 0.5%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.197%	10/15/15	A-(d)	MYR	240	73,592
3.434%	08/15/14	NR	MYR	130	40,060
3.835%	08/12/15	A3	MYR	3,600	1,117,051
5.094%	04/30/14	A3	MYR	4,370	1,357,541

					2,588,244

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)
Mexico — 4.5%
Mexican Bonos,
Bonds
6.000%	06/18/15	Baa1	MXN	112,000	$8,869,190
7.250%	12/15/16	Baa1	MXN	2,430	201,524
8.000%	12/17/15	Baa1	MXN	136,000	11,283,444
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	Baa1	MXN	7,962	3,146,112

					23,500,270

Poland — 9.4%
Polish Government Bond,
Bonds
4.750%	04/25/17	A2	PLN	1,136	377,684
5.500%	04/25/15	A2	PLN	72,901	24,208,123
5.750%	04/25/14	A2	PLN	74,600	24,302,422

					48,888,229

South Korea — 15.2%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
2.470%	04/02/15	Aa3	KRW	40,217,280	37,273,084
2.740%	02/02/15	Aa3	KRW	1,982,720	1,845,393
Korea Treasury Bond,
Sr. Unsec’d. Notes
2.750%	12/10/15	Aa3	KRW	40,000,000	37,202,726
4.000%	09/10/15	Aa3	KRW	546,030	519,752
4.500%	03/10/15	Aa3	KRW	1,811,300	1,726,846

					78,567,801

Sweden — 4.2%
Sweden Government Bond,
Bonds
6.750%	05/05/14	Aaa	SEK	135,000	21,722,087

TOTAL FOREIGN BONDS
(cost $279,999,907)					278,054,489

SOVEREIGN ISSUES — 10.0%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	Ba1		13,300	12,934,250
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22	Baa3		967	993,593
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22	Baa3		3,175	3,262,313
Republic of Serbia (Serbia),
Bonds, 144A
4.875%	02/25/20	B1		5,580	5,210,325
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21	B1		2,320	2,409,900
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.850%	05/10/23	Ba1		3,820	3,629,000
Sr. Unsec’d. Notes, 144A
5.500%	10/26/22	Ba1		3,290	3,059,700
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.500%	04/17/23	Caa1		12,030	9,939,787

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

SOVEREIGN ISSUES (Continued)
7.800%	11/28/22	Caa1		12,450	$10,380,187

TOTAL SOVEREIGN ISSUES
(cost $57,856,682)					51,819,055

TOTAL LONG-TERM INVESTMENTS
(cost $337,856,589)					329,873,544

SHORT-TERM INVESTMENTS — 36.1%
FOREIGN TREASURY BILLS(n) — 15.9%
Bank Negara Malaysia Monetary Notes (Malaysia)
2.799%	05/15/14		MYR	1,360	409,767
2.799%	06/05/14		MYR	1,800	541,297
2.799%	06/10/14		MYR	6,300	1,893,659
2.799%	06/19/14		MYR	4,500	1,351,477
2.829%	11/26/13		MYR	1,000	305,416
2.829%	03/06/14		MYR	174,550	52,886,963
2.832%	12/05/13		MYR	3,130	955,262
Mexico Cetes (Mexico)
3.220%	10/24/13		MXN	18,560	141,454
3.600%	03/20/14		MXN	37,020	278,042
Monetary Authority of Singapore (Singapore)
0.263%	11/08/13		SGD	1,850	1,474,357
Singapore Treasury Bills (Singapore)
0.196%	05/02/14		SGD	27,450	21,851,999

TOTAL FOREIGN TREASURY BILLS
(cost $86,495,296)					82,089,693

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 20.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $104,818,760)(w)	104,818,760	104,818,760

TOTAL SHORT-TERM INVESTMENTS
(cost $191,314,056)		186,908,453

TOTAL INVESTMENTS — 99.7%
(cost $529,170,645)		516,781,997
Other assets in excess of liabilities(x) — 0.3%		1,504,603

NET ASSETS — 100.0%		$518,286,600

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

NR	Non Rated by Moody’s or Standard & Poor’s

TIPS	Treasury Inflation Protected Security

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

EUR	Euro

HUF	Hungarian Forint

IDR	Indonesia Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(d)	Standard & Poor’s rating.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)

Chilean Peso,
Expiring 05/09/14	Deutsche Bank	CLP	9,643,200	$19,600,000	$18,552,365	$(1,047,635)
Hungarian Forint,
Expiring 05/09/14	Deutsche Bank	HUF	1,419,444	6,269,380	6,359,157	89,777
Indian Rupee,
Expiring 11/13/13	JPMorgan Chase	INR	402,975	5,811,577	6,354,023	542,446
Expiring 11/13/13	JPMorgan Chase	INR	402,975	6,437,811	6,354,023	(83,788)
Mexican Peso,
Expiring 12/16/13	Citigroup Global Markets	MXN	13,668	1,046,275	1,037,577	(8,698)
Expiring 12/23/13	JPMorgan Chase	MXN	6,553	489,205	497,170	7,965

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)

Mexican Peso (cont’d.),
Expiring 01/10/14	Citigroup Global Markets	MXN	15,720	$1,202,269	$1,191,034	$(11,235)
Expiring 03/14/14	Citigroup Global Markets	MXN	3,722	282,779	280,652	(2,127)
Expiring 03/24/14	Citigroup Global Markets	MXN	10,872	797,432	819,122	21,690
Expiring 05/09/14	Citigroup Global Markets	MXN	258,602	20,830,000	19,411,509	(1,418,491)
Expiring 06/09/14	Citigroup Global Markets	MXN	11,258	850,595	842,959	(7,636)
Expiring 06/10/14	Citigroup Global Markets	MXN	11,245	848,321	841,934	(6,387)
Expiring 06/12/14	Citigroup Global Markets	MXN	22,868	1,727,770	1,711,889	(15,881)
Expiring 06/13/14	Citigroup Global Markets	MXN	14,239	1,063,245	1,065,868	2,623
Expiring 06/20/14	Citigroup Global Markets	MXN	8,845	664,498	661,714	(2,784)
Expiring 07/10/14	Citigroup Global Markets	MXN	15,206	1,145,682	1,135,809	(9,873)
Philippine Peso,
Expiring 12/26/13	JPMorgan Chase	PHP	128,600	2,916,100	2,952,877	36,777
Expiring 12/27/13	JPMorgan Chase	PHP	35,900	825,287	824,314	(973)
Expiring 06/25/14	JPMorgan Chase	PHP	101,500	2,291,714	2,328,285	36,571
Expiring 06/26/14	Deutsche Bank	PHP	184,164	4,171,962	4,224,450	52,488
Expiring 06/27/14	JPMorgan Chase	PHP	18,000	412,844	412,891	47
Singapore Dollar,
Expiring 11/13/13	JPMorgan Chase	SGD	22,566	18,400,000	17,988,771	(411,229)
Swedish Krona,
Expiring 05/12/14	Deutsche Bank	SEK	201,466	30,831,752	31,182,765	351,013

				$128,916,498	$127,031,158	$(1,885,340)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)

Euro,
Expiring 11/12/13	Citigroup Global Markets	EUR	32,935	$43,146,925	$44,560,431	$(1,413,506)
Expiring 02/10/14	Goldman Sachs & Co.	EUR	24,160	31,681,012	32,697,173	(1,016,161)
Expiring 05/09/14	Barclays Capital Group	EUR	43,310	56,814,060	58,633,042	(1,818,982)
Expiring 05/09/14	Deutsche Bank	EUR	4,680	6,269,380	6,335,780	(66,400)
Expiring 05/12/14	Deutsche Bank	EUR	23,380	30,831,754	31,652,210	(820,456)
Expiring 07/25/14	Deutsche Bank	EUR	1,088	1,439,026	1,473,406	(34,380)
Expiring 07/25/14	Goldman Sachs & Co.	EUR	1,087	1,439,036	1,472,051	(33,015)
Japanese Yen,
Expiring 02/10/14	Goldman Sachs & Co.	JPY	3,655,508	37,000,000	37,225,978	(225,978)
Expiring 03/07/14	Barclays Capital Group	JPY	215,933	2,178,001	2,199,357	(21,356)
Expiring 06/03/14	Deutsche Bank	JPY	2,546,462	25,250,000	25,961,332	(711,332)
Expiring 06/04/14	JPMorgan Chase	JPY	1,091,053	10,820,000	11,123,483	(303,483)
Expiring 06/09/14	Citigroup Global Markets	JPY	172,800	1,742,462	1,761,833	(19,371)
Expiring 06/09/14	Hong Kong & Shanghai Bank	JPY	258,800	2,613,877	2,638,671	(24,794)
Expiring 06/09/14	JPMorgan Chase	JPY	173,500	1,742,580	1,768,970	(26,390)
Expiring 06/10/14	Barclays Capital Group	JPY	230,430	2,367,848	2,349,445	18,403
Expiring 06/10/14	Hong Kong & Shanghai Bank	JPY	245,410	2,537,009	2,502,180	34,829
Expiring 06/10/14	JPMorgan Chase	JPY	166,420	1,691,321	1,696,804	(5,483)
Expiring 06/11/14	Deutsche Bank	JPY	81,300	846,029	828,938	17,091
Expiring 06/11/14	JPMorgan Chase	JPY	227,370	2,367,855	2,318,273	49,582
Expiring 06/17/14	JPMorgan Chase	JPY	95,900	1,014,976	977,871	37,105
Expiring 07/24/14	Citigroup Global Markets	JPY	133,855	1,345,462	1,365,499	(20,037)
Expiring 07/24/14	JPMorgan Chase	JPY	206,000	2,067,650	2,101,473	(33,823)
Expiring 07/25/14	JPMorgan Chase	JPY	71,800	724,338	732,464	(8,126)

				$267,930,601	$274,376,664	$(6,446,063)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$278,054,489	$—
Sovereign Issues	—	51,819,055	—
Foreign Treasury Bills	—	82,089,693	—
Affiliated Money Market Mutual Fund	104,818,760	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(8,331,403)	—

Total	$104,818,760	$403,631,834	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2013 were as follows:

Foreign Bonds	53.6%
Affiliated Money Market Mutual Fund	20.2
Foreign Treasury Bills	15.9

Sovereign Issues	10.0%

99.7
Other assets in excess of liabilities	0.3

100.0%

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 90.0%
COMMON STOCKS — 86.0%
Advertising — 1.3%
Airmedia Group, Inc. (China), ADR*	85,900	$151,184
Interpublic Group of Cos., Inc. (The)	128,200	2,202,476
Omnicom Group, Inc.	129,203	8,196,638
Publicis Groupe SA (France)	28,246	2,246,919
WPP PLC (United Kingdom)	380,025	7,809,578

		20,606,795

Aerospace & Defense — 2.0%
Boeing Co. (The)	25,605	3,008,587
Cubic Corp.	28,745	1,543,032
Lockheed Martin Corp.	48,880	6,234,644
Northrop Grumman Corp.	65,231	6,213,905
Rolls-Royce Holdings PLC (United Kingdom)*	74,748	1,344,863
Safran SA (France)	26,907	1,657,219
United Technologies Corp.	98,424	10,612,076

		30,614,326

Agriculture — 0.7%
British American Tobacco PLC (United Kingdom)	53,511	2,816,261
Japan Tobacco, Inc. (Japan)	29,500	1,063,468
Philip Morris International, Inc.	81,304	7,040,113

		10,919,842

Airlines — 0.1%
Spirit Airlines, Inc.*	32,984	1,130,362

Apparel — 0.2%
Coach, Inc.	12,050	657,087
Ralph Lauren Corp.	17,591	2,897,765

		3,554,852

Auto Parts & Equipment — 0.8%
Allison Transmission Holdings, Inc.	254,570	6,376,979
Continental AG (Germany)	8,215	1,392,653
Exedy Corp. (Japan)	4,500	110,878
Hyundai Mobis Co. Ltd. (South Korea)	101	26,868
Stanley Electric Co. Ltd. (Japan)	16,000	341,133
Tenneco, Inc.*	26,090	1,317,545
Toyota Industries Corp. (Japan)	24,800	1,073,843
WABCO Holdings, Inc.*	12,067	1,016,765

		11,656,664

Automobile Manufacturers — 1.0%
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	568,000	864,093
Hyundai Motor Co. (South Korea)	15,506	3,617,752
Isuzu Motors Ltd. (Japan)	737,000	4,885,527
Nissan Motor Co. Ltd. (Japan)	88,300	891,188
PACCAR, Inc	86,835	4,833,236

		15,091,796

Banks — 6.6%
Alpha Bank A.E. (Greece)*	410,869	315,951
Banco Bilbao Vizcaya Argentaria SA (Spain).	65,675	734,405
Bank of America Corp.	238,100	3,285,780
Bank of Ireland (Ireland)*	3,059,373	867,839
BOK Financial Corp.	43,659	2,765,798
Citigroup, Inc.	24,460	1,186,555
Credit Suisse Group AG (Switzerland)*	137,958	4,219,021
Cullen/Frost Bankers, Inc.(a)	11,990	845,895

	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)
EFG International AG (Switzerland)	129,540	$1,816,071
First Midwest Bancorp, Inc.	101,910	1,539,860
First Republic Bank	44,910	2,094,153
Hancock Holding Co.	31,180	978,428
International Bancshares Corp.	73,785	1,595,970
JPMorgan Chase & Co.	329,618	17,037,954
Kasikornbank PCL (Thailand), NVDR	413,900	2,316,837
M&T Bank Corp.(a)	64,260	7,191,979
MB Financial, Inc.	37,980	1,072,555
Mitsubishi UFJ Financial Group, Inc. (Japan)	639,898	4,104,535
Oversea-Chinese Banking Corp. Ltd. (Singapore)	194,769	1,600,567
Piraeus Bank SA (Greece)*	167,428	284,282
PNC Financial Services Group, Inc. (The)	269,219	19,504,917
UBS AG (Switzerland)*	116,100	2,379,520
Webster Financial Corp.	69,305	1,769,357
Wells Fargo & Co.	519,805	21,478,343
Westamerica Bancorporation(a)	8,875	441,443

		101,428,015

Beverages — 2.5%
Anheuser-Busch InBev NV (Belgium)	21,676	2,150,210
Anheuser-Busch InBev NV (Belgium), ADR	144,058	14,290,554
C&C Group PLC (Ireland), (CHI-X)	19,446	104,883
C&C Group PLC (Ireland), (XLON)	302,224	1,646,629
Coca-Cola Co. (The)	49,051	1,858,052
Constellation Brands, Inc. (Class A Stock)*	18,700	1,073,380
Diageo PLC (United Kingdom)	192,586	6,121,847
Diageo PLC (United Kingdom), ADR	20,062	2,549,479
Green Mountain Coffee Roasters, Inc.*(a)	28,049	2,112,931
LT Group, Inc. (Philippines)	1,471,800	608,375
Molson Coors Brewing Co. (Class B Stock)	77,396	3,879,861
Monster Beverage Corp.*(a)	26,110	1,364,247

		37,760,448

Biotechnology — 2.2%
Amgen, Inc.	42,713	4,781,293
Biogen Idec, Inc.*	21,878	5,267,347
Celgene Corp.*	45,713	7,036,602
Charles River Laboratories International, Inc.*	53,425	2,471,441
Gilead Sciences, Inc.*(a)	121,211	7,616,899
Regeneron Pharmaceuticals, Inc.*	11,521	3,604,575
Vertex Pharmaceuticals, Inc.*	49,208	3,730,951

		34,509,108

Building Materials — 1.2%
Armstrong World Industries, Inc.*	34,535	1,898,044
BBMG Corp. (China) (Class H Stock)	508,000	340,708
China Lesso Group Holdings Ltd. (China)	563,000	348,228
Cie de Saint-Gobain (France)	53,255	2,643,175
CRH PLC (Ireland)	87,220	2,094,868
Lennox International, Inc	84,710	6,375,275
Louisiana-Pacific Corp.*	66,270	1,165,689
Masco Corp.	121,270	2,580,626
Owens Corning*	43,457	1,650,497

		19,097,110

Chemicals — 2.0%
Akzo Nobel NV (Netherlands)	63,679	4,183,751
Dow Chemical Co. (The)	185,935	7,139,904

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)
Huabao International Holdings Ltd. (Hong Kong)	2,413,000	$1,014,360
Innospec, Inc.	30,085	1,403,766
JSR Corp. (Japan)	97,863	1,820,815
Praxair, Inc.	69,801	8,390,778
Sensient Technologies Corp.	24,475	1,172,108
Sherwin-Williams Co. (The)	27,106	4,938,171

		30,063,653

Commercial Services — 2.0%
ADT Corp. (The)*	35,350	1,437,331
Anhanguera Educacional Participacoes SA (Brazil)	302,230	1,798,680
Automatic Data Processing, Inc.	57,599	4,169,016
Corrections Corp. of America	40,384	1,395,267
Edenred (France)	68,844	2,236,644
Forrester Research, Inc.	43,470	1,597,957
Hertz Global Holdings, Inc.*	63,200	1,400,512
ITT Educational Services, Inc.*(a)	53,645	1,662,995
MAXIMUS, Inc.	26,225	1,181,174
Moody’s Corp.	22,860	1,607,744
New Oriental Education & Technology Group (China), ADR	31,420	782,358
QinetiQ Group PLC (United Kingdom)	404,696	1,254,682
Rent-A-Center, Inc.	52,700	2,007,870
SEI Investments Co	147,625	4,563,089
Team Health Holdings, Inc.*	26,821	1,017,589
Towers Watson & Co. (Class A Stock)	12,125	1,296,890
Western Union Co. (The)	34,300	640,038

		30,049,836

Computers — 3.6%
Accenture PLC (Ireland) (Class A Stock)	7,295	537,204
Apple, Inc.	19,616	9,351,928
Cadence Design Systems, Inc.*(a)	142,475	1,923,413
Cognizant Technology Solutions Corp. (Class A Stock)*	45,587	3,743,604
Diebold, Inc.	53,500	1,570,760
EMC Corp.	815,711	20,849,573
FleetMatics Group PLC (Ireland)*(a)	22,040	827,602
IHS, Inc. (Class A Stock)*	14,090	1,608,796
MICROS Systems, Inc.*(a)	39,195	1,957,398
MTS Systems Corp.	14,675	944,336
NetApp, Inc.	96,141	4,097,529
Quanta Computer, Inc. (Taiwan)	675,000	1,463,919
SanDisk Corp.	22,727	1,352,484
Teradata Corp.*	84,252	4,670,931

		54,899,477

Containers & Packaging — 0.3%
Crown Holdings, Inc.*	22,000	930,160
Greif, Inc. (Class A Stock)	17,940	879,598
Rock-Tenn Co. (Class A Stock)	15,023	1,521,379
Silgan Holdings, Inc	38,325	1,801,275

		5,132,412

Cosmetics/Personal Care — 0.1%
Coty, Inc.	79,315	1,285,696

Distribution/Wholesale — 0.4%
HD Supply Holdings, Inc.*(a)	71,840	1,578,325
ScanSource, Inc.*	36,440	1,260,824

	Shares	Value

COMMON STOCKS (Continued)
Distribution/Wholesale (cont’d.)
United Stationers, Inc.	61,815	$2,688,953
WESCO International, Inc.*	18,313	1,401,494

		6,929,596

Diversified Financial Services — 2.5%
BlackRock, Inc.	84,447	22,853,047
Hana Financial Group, Inc. (South Korea)	21,870	749,535
Invesco Ltd. (Bermuda)	81,843	2,610,792
Julius Baer Group Ltd. (Switzerland)*	21,050	982,894
LPL Financial Holdings, Inc.	32,220	1,234,348
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	143,500	762,867
Nomura Holdings, Inc. (Japan)	135,920	1,063,128
Partners Group Holding AG (Switzerland)	5,839	1,433,216
Platform Acquisition (United Kingdom)	78,800	840,008
Royal Bank of Scotland Group PLC (United Kingdom)*	124,022	719,812
T. Rowe Price Group, Inc.	17,960	1,291,863
UBS AG (Switzerland)	144,463	2,964,381
Visa, Inc. (Class A Stock)	7,466	1,426,753

		38,932,644

Diversified Machinery — 0.5%
Albany International Corp. (Class A Stock)	60,925	2,185,380
Flowserve Corp.	32,610	2,034,538
IDEX Corp.	37,140	2,423,385
Rheinmetall AG (Germany)	5,987	343,244
Zebra Technologies Corp. (Class A Stock)*	23,200	1,056,296

		8,042,843

Diversified Manufacturing — 0.7%
Eaton Corp. PLC (Ireland)	155,009	10,670,820

Electric — 0.4%
Duke Energy Corp.	21,740	1,451,797
UNS Energy Corp	20,890	973,892
Westar Energy, Inc.(a)	24,305	744,948
Xcel Energy, Inc.	94,800	2,617,428

		5,788,065

Electronic Components & Equipment — 0.9%
Acuity Brands, Inc.	10,265	944,585
Belden, Inc.	72,265	4,628,573
Emerson Electric Co.	59,508	3,850,168
Imax Corp. (Canada)*(a)	26,700	807,408
Schneider Electric SA (France)	40,406	3,419,062

		13,649,796

Electronics — 0.1%
Coherent, Inc.	16,745	1,028,980
WPG Holdings Ltd. (Taiwan)	641,000	754,539

		1,783,519

Engineering & Construction — 0.6%
Jacobs Engineering Group, Inc.*	73,860	4,297,175
KBR, Inc.	79,300	2,588,352
Vinci SA (France)	34,309	1,997,349

		8,882,876

Entertainment & Leisure — 1.1%
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	19,995	569,058
Harley-Davidson, Inc.	81,750	5,251,620

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Life Time Fitness, Inc.*(a)	23,650	$1,217,265
Mattel, Inc.(a)	196,994	8,246,169
OPAP SA (Greece)	82,473	920,709

		16,204,821

Environmental Control — 0.2%
Clean Harbors, Inc.*(a)	43,955	2,578,400

Financial Services — 0.4%
IntercontinentalExchange, Inc.*(a)	31,569	5,727,248

Food — 1.6%
Danone SA (France)	26,294	1,979,774
Fresh Market, Inc. (The)*	28,400	1,343,604
Kraft Foods Group, Inc.	209,788	11,001,283
Nutreco NV (Netherlands)	18,224	951,589
Post Holdings, Inc.*	19,640	792,867
Unilever NV (Netherlands)	135,605	5,115,021
WhiteWave Foods Co. (Class A Stock)	74,943	1,496,612
Whole Foods Market, Inc.	31,040	1,815,840

		24,496,590

Forest Products & Paper — 0.7%
Deltic Timber Corp.	20,705	1,348,724
International Paper Co.	136,320	6,107,136
KapStone Paper and Packaging Corp.	31,110	1,331,508
Smurfit Kappa Group PLC (Ireland)	72,059	1,629,243

		10,416,611

Gas — 1.0%
Atmos Energy Corp	23,670	1,008,105
National Grid PLC (United Kingdom)	159,386	1,882,774
New Jersey Resources Corp.	10,955	482,568
Snam SpA (Italy)	132,364	670,832
UGI Corp.	272,949	10,680,494
WGL Holdings, Inc.	17,110	730,768

		15,455,541

Hand/Machine Tools — 0.4%
SMC Corp. (Japan)	3,540	844,877
Stanley Black & Decker, Inc.	59,533	5,391,904

		6,236,781

Healthcare Products — 1.9%
DexCom, Inc.*	40,059	1,130,866
Essilor International SA (France)	6,998	752,637
HeartWare International, Inc.*	5,940	434,867
Hologic, Inc.*	75,235	1,553,603
Johnson & Johnson	169,302	14,676,790
Medtronic, Inc.	162,845	8,671,496
Olympus Corp. (Japan)*	26,300	803,366
STERIS Corp.	27,275	1,171,734

		29,195,359

Healthcare Services — 0.8%
AmSurg Corp.*	38,115	1,513,165
Covance, Inc.*	19,560	1,691,158
Envision Healthcare Holdings, Inc.*	6,900	179,607
ICON PLC (Ireland)*	40,055	1,639,451
Laboratory Corp. of America Holdings*(a)	42,005	4,164,376
UnitedHealth Group, Inc.	35,309	2,528,477

		11,716,234

	Shares	Value
COMMON STOCKS (Continued)
Holding Companies–Diversified — 0.1%
Nava Bharat Ventures Ltd. (India)	236,602	$623,771
Shanghai Industrial Holdings Ltd. (Hong Kong)	302,000	1,001,531

		1,625,302

Home Builders — 0.6%
Lennar Corp. (Class A Stock)(a)	32,426	1,147,880
NVR, Inc.*	7,070	6,498,673
Persimmon PLC (United Kingdom)*	64,008	1,124,963

		8,771,516

Home Furnishings — 0.2%
De’longhi SpA (Italy)	26,207	401,351
TiVo, Inc.*	29,700	369,468
Whirlpool Corp	12,340	1,807,070

		2,577,889

Hotels & Motels — 0.1%
Home Inns & Hotels Management, Inc. (China)*	31,400	1,042,480

Hotels, Restaurants & Leisure — 0.1%
Wynn Macau Ltd. (Macau)	293,111	1,001,910

Household Products/Wares — 0.3%
ACCO Brands Corp.*	320,195	2,126,095
Helen of Troy Ltd. (Bermuda)*	25,660	1,134,172
Samsonite International SA	541,800	1,512,393

		4,772,660

Insurance — 3.9%
ACE Ltd. (Switzerland)	97,424	9,114,989
AIA Group Ltd. (Hong Kong)	986,071	4,640,027
Alleghany Corp.*	12,900	5,284,485
American International Group, Inc.	62,510	3,039,861
AON PLC (United Kingdom)	21,250	1,581,850
Assured Guaranty Ltd. (Bermuda)	51,965	974,344
Berkshire Hathaway, Inc. (Class B Stock)*	25,150	2,854,777
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	101,000	362,575
Delta Lloyd NV (Netherlands)	16,303	347,261
Direct Line Insurance Group PLC (United Kingdom)	118,860	410,247
Fairfax Financial Holdings Ltd. (Canada)	3,920	1,585,278
Markel Corp.*	9,119	4,721,545
Marsh & McLennan Cos., Inc.	218,111	9,498,734
Platinum Underwriters Holdings Ltd. (Bermuda)	18,205	1,087,385
Primerica, Inc.	43,275	1,745,714
Reinsurance Group of America, Inc.	26,610	1,782,604
Swiss Re AG (Switzerland)*	23,767	1,969,107
T&D Holdings, Inc. (Japan)	93,800	1,164,731
Tokio Marine Holdings, Inc. (Japan)	96,345	3,158,675
White Mountains Insurance Group Ltd.	1,940	1,101,183
XL Group PLC (Ireland)	121,610	3,748,020

		60,173,392

Internet — 3.3%
Amazon.com, Inc.*	14,483	4,527,965
Angie’s List, Inc.*(a)	69,300	1,559,250
Daum Communications Corp. (South Korea).	16,877	1,456,597
Dena Co. Ltd. (Japan)(a)	75,786	1,542,572
eBay, Inc.*	88,093	4,914,708

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Internet (cont’d.)
Facebook, Inc. (Class A Stock)*	114,210	$5,737,910
Forgame Holdings Ltd. (China)*	4,900	32,221
HomeAway, Inc.*(a)	49,656	1,390,368
IAC/InterActiveCorp	71,926	3,932,194
Kakaku.com, Inc. (Japan)	81,556	1,906,592
LinkedIn Corp. (Class A Stock)*	18,777	4,620,269
OpenTable, Inc.*(a)	5,800	405,884
priceline.com, Inc.*	5,476	5,535,962
Start Today Co. Ltd. (Japan)	88,811	2,508,613
Symantec Corp.	55,200	1,366,200
TripAdvisor, Inc.*(a)	30,393	2,305,005
Yahoo!, Inc.*	197,257	6,541,042
YoukuTudou.com, Inc. (China), ADR*	18,900	517,860

		50,801,212

Internet Services — 0.6%
Google, Inc. (Class A Stock)*	7,889	6,910,054
Trulia, Inc.*(a)	44,030	2,070,731

		8,980,785

Investment Company — 0.1%
Ares Capital Corp.	74,165	1,282,313

Lodging — 0.3%
Accor SA (France)	24,985	1,038,256
Melco Crown Entertainment Ltd. (Hong Kong), ADR*(a)	59,580	1,896,431
Wyndham Worldwide Corp.	21,470	1,309,026

		4,243,713

Media — 1.0%
FactSet Research Systems, Inc.(a)	15,995	1,745,055
Nielsen Holdings NV(a)	105,636	3,850,432
Time Warner Cable, Inc.	43,530	4,857,948
Walt Disney Co. (The)(a)	38,490	2,482,220
Wolters Kluwer NV (Netherlands)	66,803	1,722,341

		14,657,996

Metal Fabricate/Hardware — 0.2%
SKF AB (Sweden) (Class B Stock)	74,925	2,085,528
Vallourec SA (France)	19,771	1,184,681

		3,270,209

Metals & Mining — 0.3%
Agnico-Eagle Mines Ltd. (Canada)	31,071	822,449
Allied Nevada Gold Corp.*(a)	38,300	160,094
AuRico Gold, Inc. (Canada)	12,400	47,244
Barrick Gold Corp. (Canada)	64,380	1,198,756
Monnet Ispat & Energy Ltd. (India)	91,713	170,430
Mueller Industries, Inc.	37,440	2,084,285
Xingda International Holdings Ltd. (China)	1,226,000	575,857

		5,059,115

Miscellaneous Manufacturing — 1.9%
3M Co.	61,690	7,366,403
AptarGroup, Inc.	17,215	1,035,138
Carlisle Cos., Inc.	31,145	2,189,182
Danaher Corp.	52,143	3,614,553
ESCO Technologies, Inc.	38,810	1,289,656
General Electric Co.	25,600	611,584
Koppers Holdings, Inc.	23,225	990,546
Matthews International Corp. (Class A Stock)	43,305	1,649,054

	Shares	Value

COMMON STOCKS (Continued)
Miscellaneous Manufacturing (cont’d.)
Pall Corp.	33,465	$2,578,144
Parker Hannifin Corp.	28,775	3,128,418
Polypore International, Inc.*(a)	14,531	595,335
Siemens AG (Germany)	27,965	3,372,532

		28,420,545

Oil & Gas — 5.4%
Anadarko Petroleum Corp.	89,434	8,316,468
BG Group PLC (United Kingdom)	521,333	9,952,126
BP PLC (United Kingdom)	496,496	3,480,874
BP PLC (United Kingdom), ADR	147,755	6,210,143
Cabot Oil & Gas Corp.	53,530	1,997,740
Canadian Natural Resources Ltd. (Canada)	29,200	917,629
Chesapeake Energy Corp.(a)	36,080	933,750
Chevron Corp.	80,378	9,765,927
Cobalt International Energy, Inc.*	75,580	1,878,919
Diamondback Energy, Inc.	28,444	1,212,852
EOG Resources, Inc.	20,709	3,505,620
Exxon Mobil Corp.	56,733	4,881,307
Halcon Resources Corp.*(a)	47,606	210,895
INPEX Corp. (Japan)	46,400	548,383
JX Holdings, Inc. (Japan)	78,900	410,043
Laclede Group, Inc. (The)	19,655	884,475
Occidental Petroleum Corp.	41,975	3,926,342
Patterson-UTI Energy, Inc.	33,573	717,791
Petroleo Brasileiro SA (Brazil), ADR(a)	77,170	1,195,363
Pioneer Natural Resources Co.	8,837	1,668,426
Range Resources Corp.	14,915	1,131,899
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	40,914	2,816,929
Southwestern Energy Co.*	94,980	3,455,372
Statoil ASA (Norway)	94,269	2,141,151
Suncor Energy, Inc. (Canada)	190,710	6,823,604
Transocean Ltd. (Switzerland)	39,660	1,764,870
Valero Energy Corp.	55,861	1,907,653
Whiting Petroleum Corp.*	13,005	778,349

		83,434,900

Oil & Gas Services — 0.6%
Halliburton Co.	41,400	1,993,410
Schlumberger Ltd.	41,016	3,624,174
SEACOR Holdings, Inc.(a)	16,990	1,536,576
TGS Nopec Geophysical Co. ASA (Norway)	29,546	869,779
Trican Well Service Ltd. (Canada)	46,760	635,996

		8,659,935

Pharmaceuticals — 6.2%
Actavis, Inc.*	11,377	1,638,288
Actelion Ltd. (Switzerland)*	30,810	2,187,560
Algeta ASA (Norway)*	11,616	447,829
Alkermes PLC (Ireland)*	16,800	564,816
AstraZeneca PLC (United Kingdom)	69,323	3,603,780
Bristol-Myers Squibb Co.	172,198	7,969,323
Cardinal Health, Inc.	198,107	10,331,280
Catamaran Corp.*	43,840	2,014,448
Daiichi Sankyo Co. Ltd. (Japan)	298,189	5,415,552
Eisai Co. Ltd. (Japan)	25,500	1,037,774
Eli Lilly & Co.	76,850	3,867,861
Forest Laboratories, Inc.*	20,100	860,079
Merck & Co., Inc.	453,455	21,588,993
Novartis AG (Switzerland), ADR	28,224	2,165,063

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Roche Holding AG (Switzerland)	70,603	$19,053,871
Salix Pharmaceuticals Ltd.*	15,180	1,015,238
Shionogi & Co. Ltd. (Japan)	52,600	1,107,298
Teva Pharmaceutical Industries Ltd. (Israel), ADR	246,259	9,303,665
UCB SA (Belgium)	25,774	1,568,581

		95,741,299

Real Estate — 0.1%
PDG Realty SA Empreendimentos e Participacoes (Brazil)*	871,800	955,861
Realogy Holdings Corp.*	15,770	678,425

		1,634,286

Real Estate Investment Trusts — 0.4%
Campus Crest Communities, Inc.	121,790	1,315,332
DiamondRock Hospitality Co.	80,570	859,682
Education Realty Trust, Inc.	91,800	835,380
Host Hotels & Resorts, Inc.(a)	95,537	1,688,139
Mid-America Apartment Communities, Inc.(a)	17,805	1,112,813
Summit Hotel Properties, Inc.	110,471	1,015,228

		6,826,574

Retail — 7.4%
Advance Auto Parts, Inc.	122,325	10,113,831
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	10,100	629,700
Ascena Retail Group, Inc.*(a)	101,505	2,022,995
Bloomin’ Brands, Inc.*	67,420	1,591,786
Buffalo Wild Wings, Inc.*(a)	9,775	1,087,175
Burger King Worldwide, Inc.(a)	66,408	1,296,284
CarMax, Inc.*	15,340	743,530
Casey’s General Stores, Inc.	21,465	1,577,677
Cato Corp. (The) (Class A Stock)	72,650	2,032,747
CEC Entertainment, Inc.	51,650	2,368,669
China Dongxiang Group Co. (China)	3,389,000	529,373
CVS Caremark Corp.	9,800	556,150
Dick’s Sporting Goods, Inc.	39,050	2,084,489
Dollarama, Inc. (Canada)	26,219	2,130,763
DSW, Inc. (Class A Stock)	10,432	890,058
Francesca’s Holdings Corp.*(a)	30,780	573,739
Fred’s, Inc. (Class A Stock)	105,670	1,653,735
Golden Eagle Retail Group Ltd. (China)	688,000	1,074,290
Hyundai Home Shopping Network Corp. (South Korea)	10,867	1,598,485
Intime Retail Group Co. Ltd. (China)	1,245,000	1,362,862
Kingfisher PLC (United Kingdom)	330,341	2,063,592
K’s Holdings Corp. (Japan)	4,200	114,955
Lowe’s Cos., Inc.	580,669	27,645,651
Lululemon Athletica, Inc. (Canada)*(a)	62,197	4,545,979
Lumber Liquidators Holdings, Inc.*(a)	7,405	789,743
Maoye International Holdings Ltd. (China)	3,665,000	690,759
Marks & Spencer Group PLC (United Kingdom)	301,097	2,419,377
McDonald’s Corp.	85,469	8,222,972
Michael Kors Holdings Ltd.*	40,787	3,039,447
MSC Industrial Direct Co., Inc. (Class A Stock)	67,210	5,467,533
New World Department Store China Ltd. (Hong Kong)	94,000	49,328

	Shares	Value

COMMON STOCKS (Continued)
Retail (cont’d.)
Pier 1 Imports, Inc.	59,550	$1,162,416
PVH Corp.	34,350	4,077,002
Restoration Hardware Holdings, Inc.	9,620	609,427
Ryohin Keikaku Co. Ltd. (Japan)	19,055	1,722,508
Seven & I Holdings Co. Ltd. (Japan)	58,800	2,155,607
Stage Stores, Inc.	54,865	1,053,408
Tiffany & Co.	18,050	1,382,991
TJX Cos., Inc. (The)	43,684	2,463,341
Urban Outfitters, Inc.*	14,660	539,048
Walgreen Co.	72,088	3,878,334
Wal-Mart Stores, Inc.	39,034	2,886,955

		112,898,711

Savings & Loan — 0.2%
First Niagara Financial Group, Inc.	109,500	1,135,515
Northwest Bancshares, Inc.	117,400	1,552,028

		2,687,543

Semiconductors — 2.2%
Altera Corp.(a)	103,214	3,835,432
Analog Devices, Inc.	155,837	7,332,131
Broadcom Corp. (Class A Stock)	60,660	1,577,767
Intel Corp.	376,925	8,639,121
Maxim Integrated Products, Inc.	101,875	3,035,875
NXP Semiconductors NV (Netherlands)*	56,800	2,113,528
QLogic Corp.*	58,295	637,747
Samsung Electronics Co. Ltd. (South Korea)	795	1,011,235
SunEdison, Inc.*	24,600	196,062
Veeco Instruments, Inc.*	18,580	691,733
Wolfson Microelectronics PLC (United Kingdom)*	173,286	479,714
Xilinx, Inc.	83,534	3,914,403

		33,464,748

Software — 4.3%
Activision Blizzard, Inc.	215,400	3,590,718
Akamai Technologies, Inc.*(a)	52,100	2,693,570
Allscripts Healthcare Solutions, Inc.*	83,550	1,242,389
ANSYS, Inc.*	17,815	1,541,354
Autodesk, Inc.*	85,965	3,539,179
Check Point Software Technologies Ltd. (Israel)*(a)	52,599	2,974,999
Concur Technologies, Inc.*(a)	16,380	1,809,990
Cornerstone OnDemand, Inc.*	1,230	63,271
Electronic Arts, Inc.*	42,525	1,086,514
Imperva, Inc.*	21,570	906,371
Microsoft Corp.	776,623	25,869,312
NetSuite, Inc.*	7,627	823,258
Open Text Corp. (Canada)(a)	23,059	1,721,354
Oracle Corp.	374,221	12,412,911
Red Hat, Inc.*	27,080	1,249,471
ServiceNow, Inc.*	18,584	965,439
Verint Systems, Inc.*	83,886	3,108,815
Workday, Inc. (Class A Stock)	10,489	848,875

		66,447,790

Telecommunications — 3.4%
Cisco Systems, Inc.	1,207,696	28,284,240
Comverse, Inc.*	80,580	2,574,531
Hellenic Telecommunications Organization SA (Greece)*	250,878	2,610,825

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Juniper Networks, Inc.*	112,445	$2,233,158
KDDI Corp. (Japan)	76,600	3,936,471
Level 3 Communications, Inc.*	26,600	709,954
Nippon Telegraph & Telephone Corp. (Japan)	26,100	1,358,523
Telenor ASA (Norway)	97,643	2,231,478
Verizon Communications, Inc.	165,624	7,728,016

		51,667,196

Textiles — 0.1%
G&K Services, Inc. (Class A Stock)	39,525	2,386,915

Transportation — 1.8%
Atlas Air Worldwide Holdings, Inc.*	30,730	1,416,960
Canadian National Railway Co. (Canada)	21,250	2,153,160
Era Group, Inc.*	39,250	1,066,815
FedEx Corp.	33,036	3,769,738
GATX Corp.	37,060	1,761,091
Groupe Eurotunnel SA (France)	115,724	1,054,593
Scorpio Tankers, Inc.	231,090	2,255,438
United Parcel Service, Inc. (Class B Stock).	143,835	13,142,204
UTi Worldwide, Inc.	68,555	1,035,866

		27,655,865

Utilities — 0.1%
NTPC Ltd. (India)	394,006	928,403

Water
Guangdong Investment Ltd. (Hong Kong)	850,000	731,085

TOTAL COMMON STOCKS
(cost $1,141,676,892)		1,316,354,423

EXCHANGE TRADED FUNDS — 3.9%
iShares MSCI EAFE Index Fund	473,004	30,172,925
SPDR S&P 500 ETF Trust	173,887	29,230,405

TOTAL EXCHANGE TRADED FUNDS
(cost $49,830,766)		59,403,330

PREFERRED STOCK — 0.1%
Beverages — 0.1%
Companhia de Bebidas das Americas (Brazil), ADR (PRFC) (cost $1,329,089)	36,300	1,392,105

	Units
RIGHTS*(l)
Banks
Alpha Bank A.E. (Greece), expiring 12/20/17.	68,287	102,544
Banco Bilbao Vizcaya Argentaria SA (Spain),expiring 10/15/13	65,675	8,974

TOTAL RIGHTS
(cost $9,831)		111,518

	Units	Value

WARRANTS*(l)
Diversified Financial Services
Platform Acquisition (United Kingdom), expiring 07/30/20(g) (cost $788)	78,800	$—

TOTAL LONG-TERM INVESTMENTS
(cost $1,192,847,366)		1,377,261,376

	Shares

SHORT-TERM INVESTMENTS — 15.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $210,222,986; includes $74,272,049 of cash collateral for securities on loan)(b)(w)	210,222,986	210,222,986

	Notional Amount (000)#

OPTIONS PURCHASED*(l) — 1.9%
Put Options
Cognizant Technology Solutions, expiring 01/18/14, Strike Price $70.00	16	25,440
S&P 500 Index, expiring 06/21/14, Strike Price $1,400.00	720	18,864,000
expiring 06/21/14, Strike Price $1,500.00	250	10,500,000

TOTAL OPTIONS PURCHASED
(cost $75,812,477)		29,389,440

TOTAL SHORT-TERM INVESTMENTS
(cost $286,035,463)		239,612,426

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.6%
(cost $1,478,882,829)		1,616,873,802

OPTIONS WRITTEN*(l) — (1.0)%
Call Options — (0.4)%
S&P 500 Index, expiring 06/21/14, Strike Price $1,850.00	380	(6,555,000)

Put Options — (0.6)%
S&P 500 Index, expiring 06/21/14, Strike Price $1,300.00	580	(8,990,000)

TOTAL OPTIONS WRITTEN
(premiums received $38,000,838)		(15,545,000)

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.6%
(cost $1,440,881,991)	$1,601,328,802
Liabilities in excess of other assets(x) — (4.6)%	(71,080,625)

NET ASSETS — 100.0%	$1,530,248,177

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

CHI-X	European Equity Exchange

EAFE	Europe, Australia, Far East

ETF	Exchange Traded Fund

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PRFC	Preference Shares

SPDR	Standard & Poor’s Depositary Receipts

XLON	London Stock Exchange

*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,149,575; cash collateral of $74,272,049 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Depreciation(1)(2)

Long Position:
350	S&P 500 E-Mini	Dec. 2013	$29,645,600	$29,300,250	$(345,350)

(1)	Cash of $1,225,000 has been segregated to cover requirements for open futures contracts as of September 30, 2013.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,104,691,238	$211,663,185	$—
Exchange Traded Funds	59,403,330	—	—
Preferred Stock	1,392,105	—	—
Rights	111,518	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	210,222,986	—	—
Options Purchased	29,389,440	—	—
Options Written	(15,545,000)	—	—
Other Financial Instruments*
Futures	(345,350)	—	—

Total	$1,389,320,267	$211,663,185	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.4%

ASSET-BACKED SECURITIES — 3.8%
ACE Securities Corp Home Equity Loan Trust, Series 2003-NC1, Class M1	Caa1	1.349%	(c)	07/25/33	2,003	$1,768,725
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	Baa2	0.869%	(c)	04/25/34	2,025	1,903,030
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	Aaa	3.150%		03/20/17	1,840	1,915,572
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	Aaa	2.802%		05/20/18	1,850	1,912,580
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	Aaa	2.100%		03/20/19	1,400	1,396,213
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	Aaa	1.920%		09/20/19	1,600	1,567,669
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 144A	Aaa	2.970%		02/20/20	2,130	2,174,411
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	Ba1	6.900%	(c)	04/10/28	2,231	2,417,570
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	A3	0.749%	(c)	09/25/34	1,094	1,050,532
Bear Stearns Asset-Backed Securities Trust, Series 2007-SD1, Class 22A1	NR	2.577%	(c)	10/25/36	270	165,209
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Caa2	1.184%	(c)	07/25/34	2,256	2,138,312
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Caa3	5.071%	(c)	04/25/35	3,541	2,805,013
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	NR	0.509%	(c)	07/25/36	1,311	918,986
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	A2	0.332%	(c)	11/15/36	251	198,580
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	A2	0.332%	(c)	11/15/36	480	380,415
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2, 144A	NR	1.534%	(c)	03/25/36	2,400	2,416,582
Fremont Home Loan Trust, Series 2003-B, Class M1	Ba1	1.229%	(c)	12/25/33	1,843	1,702,994
Greenpoint Manufactured Housing, Series 1999-2, Class A2	B3	2.949%	(c)	03/18/29	2,525	2,170,674
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	B3	7.270%		06/15/29	4,891	4,931,367
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	B3	3.584%	(c)	06/19/29	1,375	1,149,103
Greenpoint Manufactured Housing, Series 1999-4, Class A2	B3	3.684%	(c)	02/20/30	1,350	1,122,351
GSAA Home Equity Trust, Series 2007-4, Class A3A	Ca2	0.479%	(c)	03/25/37	3,172	1,857,650
GSAMP Trust, Series 2004-SEA2, Class A2B	Aaa	0.729%	(c)	03/25/34	290	289,097
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.290%		03/25/16	1,280	1,349,065
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 144A	Aaa	1.830%		08/25/19	2,250	2,199,652
KeyCorp Student Loan Trust, Series 2003-A, Class 1A2	Aaa	0.526%	(c)	10/25/32	4,029	3,974,460
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	A2	3.685%	(c)	02/20/32	1,850	1,647,904
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	Baa3	3.685%	(c)	03/13/32	2,850	2,487,215

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	B2	1.199%	(c)	10/25/33	1,830	$1,661,545
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	Aaa	4.090%	(c)	03/22/32	6,700	6,040,378
Northstar Education Finance, Inc., Series 2007-1, Class A6	Aaa	1.443%	(c)	01/29/46	5,925	5,314,518
NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C	Baa1	1.239%	(c)	12/25/33	1,632	1,496,889
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class B1	A2	2.410%	(c)	07/25/42	10,000	8,862,120
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	A3	1.079%	(c)	10/25/34	1,565	1,423,830
RAMP Series Trust, Series 2006-RZ4, Class A3	B2	0.449%	(c)	10/25/36	3,350	2,512,778
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Caa1	0.419%	(c)	11/25/36	3,977	2,169,529
Saxon Asset Securities Trust, Series 2005-1, Class M1	Baa3	0.869%	(c)	05/25/35	4,878	4,438,374
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.376%	(c)	01/25/27	4,620	4,519,788
SLM Student Loan Trust, Series 2012-6, Class A3	Aaa	0.929%	(c)	05/26/26	1,700	1,697,122
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	B1	0.929%	(c)	01/25/35	2,383	2,130,986
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Caa3	5.645%	(c)	10/25/36	300	242,965
South Carolina Student Loan Corp., Series 2010-1, Class A3	NR	1.326%	(c)	10/27/36	2,500	2,463,400

TOTAL ASSET-BACKED SECURITIES (cost $92,917,018)						94,985,153

BANK LOANS(c) — 3.4%

Advertising — 0.1%
Visant Corp., Tranche Term Loan B	B1	5.250%		12/22/16	1,442	1,397,397

Aerospace & Defense — 0.1%
Accudyne Industries Borrower SCA (Luxembourg), Refinancing Term Loan	B1	4.000%		12/13/19	2,344	2,324,236

Airlines — 0.1%
American Airlines, Inc., Term Loan B	NR	4.750%		06/27/19	2,394	2,373,651

Commercial Services — 0.2%
ARAMARK Corp., U.S. Term Loan (Non-Extending)	B1	3.679%		01/26/14	11	10,563
ARAMARK Corp., U.S. Term Loan (Non-Extending)	B1	3.679%		07/26/16	131	131,499
Language Line LLC, Tranche Term Loan B	B1	6.250%		06/20/16	1,481	1,466,816
ServiceMaster Co., Tranche Term Loan C	B1	4.250%		01/31/17	2,729	2,653,749

						4,262,627

Computer Services & Software — 0.1%
First Data Corp., 2018 Dollar Term Loan	B1	4.180%		03/24/18	1,009	999,285
First Data Corp., 2018 Dollar Term Loan B	B1	4.180%		09/24/18	350	347,200
SunGard Data Systems, Inc., Tranche Term Loan E	Ba3	4.000%		03/08/20	1,247	1,250,375

						2,596,860

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Diversified Financial Services — 0.2%
Flying Fortress, Inc., New Loans	Ba2	3.500%		06/30/17	1,490	$1,485,344
Nielsen Finance LLC, Dollar Term Loan Class E	Ba2	2.932%		05/01/16	2,807	2,808,954

						4,294,298

Diversified Manufacturing — 0.1%
Freedom Group, Inc., Term Loan B	Ba3	5.503%		04/19/19	1,416	1,416,362

Electric — 0.1%
NRG Energy, Inc., Term Loan (2013)	Baa3	2.750%		07/01/18	2,394	2,376,030

Electronic Components & Equipment — 0.1%
Sensus USA, Inc., Term Loan (First Lien)	B1	4.750%		05/09/17	2,962	2,932,500

Environmental Control
ADS Waste Holdings, Inc., Term Loan B	B1	4.250%		10/09/19	1,167	1,165,601

Foods — 0.4%
ARAMARK Corp., Term Loan	B1	3.709%		07/26/16	2,251	2,252,992
ARAMARK Corp., U.S. Term Loan D	B1	4.000%		09/07/19	860	861,344
Del Monte Foods Co., Initial Term Loan	B1	4.000%		03/08/18	2,860	2,849,764
HJ Heinz Co., Term Loan B-1	Ba2	3.250%		06/07/19	519	519,276
HJ Heinz Co., Term Loan B-2	Ba2	3.500%		06/05/20	1,895	1,900,462
SUPERVALU, Inc., New Term Loan	B1	5.000%		03/21/19	2,471	2,460,457

						10,844,295

Healthcare – Services
Emergency Medical Services Corp., Initial Term Loan	B1	3.000%		05/25/18	1,209	1,205,657

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc., Term Loan B-6	B3	5.429%	(c)	01/28/18	962	869,361
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Term Loan	Ba3	4.000%		09/23/20	1,340	1,337,209
Landry’s, Inc., Term Loan	BB-(d)	4.750%		02/07/17	984	989,694
Las Vegas Sands LLC, Tranche Term Loan B (Extending)	Ba2	2.680%		11/23/16	1,680	1,677,278

						4,873,542

Machinery — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan	B1	4.250%		07/30/20	2,050	2,028,077

Media — 0.5%
Ancestry.com, Inc., Term Loan B-1	Ba2	5.250%		12/28/18	2,741	2,747,009
Charter Communications Operating LLC, Term Loan F	Baa3	3.000%		01/03/21	2,494	2,464,805
CSC Holdings LLC, Term Loan B	Baa3	2.679%		04/17/20	2,494	2,461,800
Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan	B2	4.500%		03/01/20	2,388	2,375,104
Virgin Media Investment Holdings Ltd.,	Ba3	3.500%		02/06/20	2,380	2,365,787

						12,414,505

Metals & Mining — 0.2%
Fortescue Metals Group Ltd., Term Loan B	NR	5.500%		10/18/17	1,785	1,790,767
Schaeffler AG, Facility C	Ba2	4.250%		01/27/17	1,499	1,501,811

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Metals & Mining (cont’d.)
Walter Energy, Inc., Term Loan B	B3	6.750%		04/01/18	1,401	$1,343,697

						4,636,275

Oil, Gas & Consumable Fuels
EquiPower Resources Holdings LLC, Advanced Term Loan B (First Lien)	Ba3	4.250%		12/27/18	979	980,785

Pharmaceuticals — 0.1%
Par Pharmaceutical Cos., Inc., Additional Term Loan B-1	B1	4.250%		09/28/19	2,564	2,549,656

Retail & Merchandising — 0.6%
Dunkin’ Brands, Inc., Term Loan B-3	B2	3.750%		02/14/20	2,440	2,431,294
Gymboree Corp. (The), Term Loan	B2	5.000%		02/23/18	2,828	2,729,960
J Crew Group, Inc., Term Loan B-1	B1	4.000%		03/07/18	499	496,751
Michaels Stores, Inc., Term Loan B	Ba3	3.750%		01/28/20	1,945	1,946,862
Neiman Marcus Group, Inc., Term Loan	B2	4.000%		05/16/18	2,742	2,734,560
Party City Holdings, Inc., 2013 Replacement Term Loan	B1	4.250%		07/27/19	1,805	1,801,491
PVH Corp., Tranche Term Loan B	Ba1	3.250%		02/13/20	1,057	1,055,941
Wendy’s International, Inc., Term Loan B	B1	3.250%		05/15/19	2,452	2,442,440

						15,639,299

Telecommunications — 0.2%
Intelsat Jackson Holdings SA, Tranche Term Loan B-1	Ba3	4.250%		04/03/18	2,380	2,382,962
Telesat Canada, Inc. (Canada), U.S. Term Loan B	Ba3	3.500%		03/08/19	1,481	1,472,974
Windstream Corp., Tranche Term Loan B-4	Ba2	3.500%		01/23/20	748	747,742

						4,603,678

TOTAL BANK LOANS (cost $84,978,049)						84,915,331

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	NR	4.954%		01/14/29	1,000	1,064,832
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM	Baa1	5.448%		09/10/47	400	422,668
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM	Aa1	5.421%	(c)	09/10/45	967	1,035,822
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4	Aaa	6.395%	(c)	02/10/51	4,350	4,979,188
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM	A2	5.898%	(c)	06/11/40	835	939,239
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AM	NR	5.915%	(c)	06/11/50	770	868,799
CD Commercial Mortgage Trust, Series 2006-CD2, Class AM	Baa2	5.531%	(c)	01/15/46	500	529,191
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 144A	Aaa	3.369%		03/01/35	2,720	2,599,382
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	A1	5.526%	(c)	04/15/47	1,225	1,353,348
Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class AM	A3	5.615%	(c)	01/15/49	2,759	2,930,014
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	Aaa	2.822%		11/15/45	320	302,253

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	Aaa	3.086%	(c)	04/12/35	1,650	$1,539,198
Extended Stay America Trust, Series 2013-ESH7, Class A27, 144A	Aaa	2.958%		12/05/31	980	957,698
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	Aaa	1.207%	(c)	01/25/20	12,085	632,033
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	Aaa	1.391%	(c)	04/25/20	37,217	2,205,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	Aaa	1.824%	(c)	06/25/20	38,367	3,202,484
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	Aaa	1.663%	(c)	08/25/20	12,897	975,870
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	NR	1.836%	(c)	07/25/21	2,847	288,959
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	NR	1.734%	(c)	10/25/21	1,896	187,228
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class X1, IO	NR	1.597%	(c)	12/25/21	6,216	558,687
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	Aaa	1.025%	(c)	09/25/22	5,350	329,473
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	Aaa	1.712%	(c)	02/25/18	10,714	623,513
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	Aaa	2.250%	(c)	05/25/18	14,761	1,218,091
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM	Aa3	6.056%	(c)	07/10/38	1,549	1,693,327
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 144A	Aaa	3.551%		04/10/34	1,827	1,809,227
GS Mortgage Securities Corp. II, Series 2013-GC14C, Class A5	Aaa	4.243%		08/10/46	370	384,185
GS Mortgage Securities Trust, Series 2013-GC13, Class A5	Aaa	4.176%	(c)	07/10/46	680	704,071
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	Aa3	5.336%		05/15/47	1,000	1,099,544
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM	A2	6.078%	(c)	02/12/51	1,240	1,395,593
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AMFX	A2	5.930%	(c)	02/12/51	300	334,524
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	Aaa	5.440%		05/15/45	1,310	1,436,783
LB Commercial Mortgage Trust, Series 2007-C3, Class AM	A1	6.081%	(c)	07/15/44	710	790,075
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM	NR	6.425%	(c)	09/15/45	1,050	1,186,386
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	A1	5.204%	(c)	12/12/49	1,215	1,323,129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	Aaa	2.050%	(c)	08/15/45	8,527	842,124
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS	Aaa	3.476%		11/15/45	800	770,179
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4	Aaa	2.918%		02/15/46	1,120	1,059,231
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	Aaa	3.214%		02/15/46	1,192	1,118,014
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS	Aaa	3.456%		05/15/46	1,490	1,419,247

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4	NR	6.107%	(c)	06/11/49	460	$515,290
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 144A	NR	3.317%		12/10/45	990	931,221
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM	Baa1	5.383%		12/15/43	1,000	1,064,592
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	Aaa	5.678%		05/15/46	2,000	2,243,646
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4	Aaa	4.218%	(c)	07/15/46	500	517,539
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	Aaa	1.751%	(c)	06/15/45	17,877	1,773,548

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $54,630,962)						54,154,718

CORPORATE BONDS — 33.5%

Advertising — 0.1%
WPP Finance UK (United Kingdom), Gtd. Notes	Baa2	8.000%		09/15/14	2,270	2,419,802

Aerospace/Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%		02/15/20	2,400	2,727,869
Raytheon Co., Sr. Unsec’d. Notes	A3	3.125%		10/15/20	1,330	1,349,141
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%		06/01/42	1,230	1,194,823

						5,271,833

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	Baa1	2.850%		08/09/22	2,550	2,335,451
Altria Group, Inc., Gtd. Notes	Baa1	4.750%		05/05/21	1,770	1,877,834
Altria Group, Inc., Gtd. Notes	Baa1	9.250%		08/06/19	4,420	5,837,065
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19(a)	2,470	2,994,784
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500%		08/22/22	2,010	1,850,724
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.900%		11/15/21	3,330	3,227,150
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.500%		03/20/42	1,830	1,712,402
Reynolds American, Inc., Gtd. Notes	Baa2	3.250%		11/01/22	1,220	1,123,039
Reynolds American, Inc., Sr. Sec’d. Notes	Baa2	7.625%		06/01/16	660	773,309

						21,731,758

Airlines — 0.3%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	Baa1	6.821%		02/10/24	2,859	3,180,845
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	Baa1	7.750%		06/17/21	1,395	1,619,802
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	Baa3	9.750%		07/15/18	1,033	1,175,043
United Airlines, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/15/15(a)	1,480	1,524,400

						7,500,090

Automobiles — 0.3%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.300%		07/31/15	350	351,547
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.625%		09/15/16	4,920	5,071,364

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Automobiles (cont’d.)
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%		01/15/43	3,370	$3,007,634

						8,430,545

Banks — 4.7%
ANZ National International Ltd. (New Zealand), Bank Gtd. Notes, 144A	Aa3	1.850%		10/15/15	1,810	1,838,149
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	3.875%		03/22/17	1,080	1,148,678
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22(a)	1,500	1,675,593
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.750%		12/01/17	490	552,761
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500%		08/01/16	40	45,333
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19	4,750	5,824,749
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%		05/13/21	3,450	3,705,407
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.650%		05/01/18	5,770	6,511,583
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.850%		01/22/15	1,610	1,671,293
BBVA US Sr. SAU (Spain), Bank Gtd. Notes	Baa3	3.250%		05/16/14	3,210	3,245,429
BBVA US Sr. SAU (Spain), Bank Gtd. Notes	Baa3	4.664%		10/09/15	6,140	6,392,974
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	A2	2.375%		09/14/17	2,750	2,787,125
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%		08/01/23	2,290	2,217,109
Citigroup, Inc., Sub. Notes	Baa3	5.500%		09/13/25(a)	2,540	2,612,271
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes	Aa2	1.250%		09/18/15	5,050	5,100,510
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	3.750%		10/15/14	2,380	2,456,874
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	Baa1	11.000%	(c)	12/29/49	3,985	5,180,500
Credit Agricole SA (France), Jr. Sub. Notes, 144A.	Ba2	8.375%	(c)	10/29/49(a)	4,500	4,921,875
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	A2	2.625%		01/21/14	1,780	1,791,381
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	2.900%		07/19/18	540	544,338
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%		04/01/18	320	366,000
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%		10/01/37	640	667,927
ING Bank NV (Netherlands), Sub. Notes, 144A	Baa2	5.800%		09/25/23	3,870	3,908,684
Intesa Sanpaolo SpA (Italy), Sr. Notes, 144A	Baa2	3.625%		08/12/15	1,430	1,451,364
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%		01/15/16	1,000	998,550
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.875%		01/16/18	900	884,795
M&T Bank Corp., Jr. Sub. Notes, 144A	Baa3	6.875%		12/29/49	6,230	6,313,214
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	Aa2	1.600%		08/07/15	1,530	1,554,491
Nordea Bank AB (Sweden), Sub. Notes, 144A	Baa1	4.250%		09/21/22	800	790,754
Nordea Bank AB (Sweden), Sub. Notes, 144A	Baa1	4.875%		05/13/21	4,250	4,410,582
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba3	7.648%	(c)	08/29/49	420	430,500
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%		09/18/15	280	286,009
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba3	4.700%		07/03/18	470	472,350
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba3	5.000%		10/01/14	1,760	1,803,852
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba2	6.100%		06/10/23(a)	3,160	3,187,884
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Baa2	3.724%		01/20/15	1,090	1,105,433

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Baa2	3.781%		10/07/15	2,400	$2,447,866
State Street Corp., Jr. Sub. Debs	A3	4.956%		03/15/18	7,030	7,734,040
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.100%		01/14/16	730	762,384
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.150%		07/22/15	2,010	2,085,536
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	2.250%		01/28/14	731	735,587
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	3.875%		01/15/15	756	786,660
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	4.875%		08/04/20	250	279,469
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.570%	(c)	03/29/49	6,530	5,909,650
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%		02/01/18	920	1,062,749
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.500%		01/16/18(a)	1,420	1,397,313
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%		06/15/16	2,470	2,632,440
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%		04/01/21	540	586,377
Wells Fargo & Co., Sub. Notes	A3	3.450%		02/13/23	2,320	2,171,434
Wells Fargo & Co., Series l, Sr. Unsec’d. Notes, MTN	A2	3.750%		10/01/14	300	309,737
Wells Fargo Capital X, Ltd. Gtd. Notes	Baa1	5.950%		12/01/86	1,400	1,326,500

						119,084,063

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%		07/15/22	4,580	4,237,031
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.375%		01/15/20	3,620	4,160,868
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.828%		07/15/20	3,330	3,731,948
Diageo Investment Corp., Gtd. Notes	A3	2.875%		05/11/22	2,020	1,943,278
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa1	1.400%		10/01/17	1,160	1,140,447
Molson Coors Brewing Co., Gtd. Notes	Baa2	3.500%		05/01/22	330	327,884
PepsiCo, Inc., Sr. Unsec’d. Notes	A1	0.700%		08/13/15	3,790	3,795,276
PepsiCo, Inc., Sr. Unsec’d. Notes	A1	7.900%		11/01/18	592	753,607
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	4.450%		01/15/22	4,880	5,009,979

						25,100,318

Cable Television — 0.4%
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.125%		02/15/21	705	665,791
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.000%		02/01/20	830	840,392
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%		09/01/41	260	213,196
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%		11/15/40	1,870	1,591,508
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%		04/01/19	2,880	3,333,894
Time Warner, Inc., Gtd. Notes	Baa2	4.700%		01/15/21	1,390	1,485,542
Time Warner, Inc., Gtd. Notes	Baa2	4.750%		03/29/21	710	760,423
Time Warner, Inc., Gtd. Notes	Baa2	6.250%		03/29/41	790	868,468
Time Warner, Inc., Gtd. Notes	Baa2	7.700%		05/01/32	450	566,602

						10,325,816

Chemicals — 0.1%
Eagle Spinco, Inc., Gtd. Notes, 144A	Ba3	4.625%		02/15/21	620	595,200
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%		12/08/21	910	958,793
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa1	5.000%		04/15/19	580	638,433

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa1	5.750%		04/15/24	780	$872,372

						3,064,798

Computer Services & Software — 0.4%
Activision Blizzard, Inc., Gtd. Notes, 144A	Ba2	5.625%		09/15/21	1,230	1,231,537
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%		05/03/23(a)	2,180	1,973,295
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%		11/01/20(a)	750	776,250
First Data Corp., Sr. Sec’d. Notes, 144A	B1	7.375%		06/15/19	1,497	1,575,593
Oracle Corp., Sr. Unsec’d. Notes	A1	1.200%		10/15/17	3,960	3,889,270

						9,445,945

Construction & Engineering
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%		01/31/18	670	700,150

Consumer Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	6.875%		02/15/21	1,545	1,649,287
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.125%		04/15/19	3,365	3,575,313

						5,224,600

Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	Ba3	4.875%		11/15/22	700	666,750
Ball Corp., Gtd. Notes	Ba1	4.000%		11/15/23	680	610,300
Ball Corp., Gtd. Notes	Ba1	5.000%		03/15/22	5,010	4,859,700
Rock-Tenn Co., Gtd. Notes	Ba1	3.500%		03/01/20	690	682,279
Rock-Tenn Co., Gtd. Notes	Ba1	4.000%		03/01/23	940	910,741

						7,729,770

Diversified Financial Services — 6.4%
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20	6,410	7,203,237
American Express Co., Sub. Notes	Baa2	6.800%	(c)	09/01/66	3,580	3,794,800
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.125%		08/25/14	2,120	2,206,905
American Honda Finance Corp., Unsec’d. Notes, 144A	A1	1.000%		08/11/15	3,560	3,576,059
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	6.400%		10/02/17	3,210	3,744,670
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	4.700%		10/27/19	1,360	1,534,812
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.450%		04/15/18	880	1,011,373
Citigroup, Inc., Jr. Sub. Notes	B1	5.350%	(c)	04/29/49	1,760	1,531,200
Citigroup, Inc., Jr. Sub. Notes	B1	5.900%	(c)	12/29/49	1,000	940,000
Citigroup, Inc., Jr. Sub. Notes	B1	5.950%	(c)	12/29/49	1,510	1,408,075
Citigroup, Inc., Notes, MTN	Baa2	5.500%		10/15/14	809	847,750
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	5.375%		08/09/20	752	841,205
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.000%		12/13/13	4,170	4,215,228
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.010%		01/15/15	4,491	4,777,481
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%		03/05/38	1,899	2,347,582
Citigroup, Inc., Sub. Notes	Baa3	4.050%		07/30/22(a)	2,170	2,107,537
Countrywide Financial Corp., Sub. Notes	Baa3	6.250%		05/15/16	340	375,973
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.750%		02/01/21	900	994,482
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.875%		08/02/21	620	689,209

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%		01/15/20	2,270	$2,823,004
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	12.000%		05/15/15	2,420	2,827,061
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	1.625%		07/02/15	1,610	1,633,709
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%		05/13/14	1,360	1,406,791
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.375%		09/16/20	2,540	2,702,321
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%		01/07/21	9,100	9,764,709
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%		01/10/39	7,530	9,228,376
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	2.750%		05/15/16	750	748,125
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	3.250%		05/15/18	560	544,600
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	4.250%		05/15/23	660	603,075
Goldman Sachs Capital II, Ltd. Gtd. Notes	Ba2	4.000%	(c)	12/01/49	3,030	2,211,900
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	2.375%		01/22/18	4,340	4,309,225
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		10/15/13	780	781,153
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	980	1,057,572
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%		06/15/20	2,780	3,156,673
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%		02/01/41	7,630	8,548,034
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	10	11,015
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	6.000%		05/01/14	1,020	1,051,686
HSBC Finance Corp., Sub. Notes	Baa2	6.676%		01/15/21	4,620	5,275,846
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	Baa1	2.125%		10/02/17	980	977,589
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%		09/01/14	1,930	2,002,375
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/01/16	5,630	6,178,925
John Deere Capital Corp., Sr. Notes	A2	1.700%		01/15/20	610	575,727
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.350%		04/03/18	1,000	1,143,962
John Deere Capital Corp., Unsec’d. Notes	A2	2.250%		04/17/19	140	140,657
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	1,500	1,415,089
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%		10/15/20	90	94,363
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%		08/15/21	630	652,599
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%		07/22/20	1,730	1,831,271
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%		01/24/22	1,140	1,189,136
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	A2	1.100%		10/15/15	5,560	5,570,642
JPMorgan Chase & Co., Sub. Notes	A3	3.375%		05/01/23	4,780	4,334,810
JPMorgan Chase & Co., Sub. Notes	A3	6.125%		06/27/17	2,260	2,567,505
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	6.875%		04/25/18	4,150	4,890,796
Merrill Lynch & Co., Inc., Sub. Notes	Baa3	6.050%		05/16/16	320	352,441
Morgan Stanley, Notes, MTN	Baa1	6.625%		04/01/18	3,390	3,935,644

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	4.750%	03/22/17	530	$572,252
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B2	6.500%	07/01/21	580	555,350
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875%	09/10/15	3,760	3,835,200
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,920	2,073,600
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	1.250%	10/05/17	4,130	4,070,834
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%	07/01/20(a)	1,710	1,812,600
Vesey Street Investment Trust I, Gtd. Notes	A3	4.404%	09/01/16	1,550	1,661,950
Wachovia Bank NA, Sub. Notes	A1	6.000%	11/15/17	4,670	5,382,642

					160,650,412

Diversified Manufacturing — 0.4%
Eaton Corp., Gtd. Notes, 144A	Baa1	1.500%	11/02/17	1,510	1,488,750
Eaton Corp., Gtd. Notes, 144A	Baa1	2.750%	11/02/22(a)	5,650	5,265,190
Eaton Corp., Gtd. Notes, 144A	Baa1	4.150%	11/02/42	1,540	1,368,034
General Electric Co., Sr. Unsec’d. Notes	Aa3	0.850%	10/09/15	1,970	1,974,541

					10,096,515

Electric — 1.7%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	06/01/20	4,540	5,175,600
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	1,401	1,488,563
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20	898	967,595
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	01/15/23	310	326,275
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/38	980	1,236,200
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%	01/15/19	820	1,061,158
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	B3	10.000%	12/01/20	5,043	5,314,061
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	2.750%	03/15/18	1,070	1,040,645
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/15/23	4,340	3,969,052
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31	9,020	9,111,742
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	3,150,000
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/37	1,660	1,960,726
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	Ba2	10.060%	12/30/28	1,403	1,533,637
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	5.800%	03/01/37	2,280	2,472,981
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	8.250%	10/15/18	930	1,187,521
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.400%	01/15/21	1,620	1,713,244
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	12/01/39	1,620	1,806,044

					43,515,044

Electronic Components & Equipment — 0.1%
National Semiconductor Corp., Sr. Unsec’d. Notes	A1	6.600%	06/15/17	320	374,235
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21(a)	1,530	1,505,503

					1,879,738

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	Baa3	4.600%	03/01/21	1,900	2,026,749

Food — 0.4%
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A	B1	4.250%	10/15/20	1,690	1,611,837
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	3.500%	06/06/22	2,080	2,054,279

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food (cont’d.)
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	2,597	$2,956,518
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	02/10/20	2,703	3,052,149
Safeway, Inc., Sr. Unsec’d. Notes	Baa3	6.350%	08/15/17	980	1,101,273

					10,776,056

Healthcare – Products
Mallinckrodt International Finance SA (Luxembourg), Gtd. Notes, 144A	Ba2	4.750%	04/15/23	760	722,612

Healthcare – Services — 0.7%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%	07/15/17	1,323	1,468,530
Fresenius Medical Care US Finance, Inc., Gtd. Notes, 144A	Ba2	5.750%	02/15/21	780	801,450
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20	2,100	2,275,875
Humana, Inc., Sr. Unsec’d. Notes	Baa3	3.150%	12/01/22	1,530	1,423,507
Medtronic, Inc., Sr. Unsec’d. Notes	A2	3.125%	03/15/22	350	344,312
Medtronic, Inc., Sr. Unsec’d. Notes	A2	4.450%	03/15/20	1,550	1,697,335
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	1,726	2,051,113
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	4.500%	04/01/21(a)	1,550	1,453,125
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	10/01/20(a)	2,440	2,494,900
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	1.625%	03/15/19	1,230	1,185,264
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.875%	02/15/38	250	313,857
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.375%	11/15/21	770	767,692
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	11/15/17	45	51,332
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	02/15/18	1,570	1,829,896

					18,158,188

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	5.250%	04/15/21	1,550	1,445,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	670	731,975

					2,177,350

Hotels, Restaurants & Leisure — 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec’d. Notes	B1	7.625%	01/15/16	1,050	1,099,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	B3	5.625%	10/15/21	3,880	3,889,700

					4,989,575

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%	03/15/87	870	852,600
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%	11/30/13	420	421,996
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.200%	02/11/15	290	300,626
ING US, Inc., Gtd. Notes	Baa3	2.900%	02/15/18	540	542,203
MetLife, Inc., Jr. Sub. Notes	Baa2	6.400%	12/15/66	1,090	1,100,900
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21(a)	1,750	1,913,425
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.875%	02/06/41	1,220	1,385,628
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.250%	09/10/15	830	835,648
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	05/15/22	2,020	1,918,087
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.700%	08/15/21	940	943,893

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	7.000%	02/15/19	2,185	$2,642,919

					12,857,925

Investment Companies — 0.1%
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	Aaa	2.375%	01/23/23	2,770	2,535,209

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.250%	09/30/22	630	582,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.625%	01/31/22	1,840	1,867,600
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20	1,750	1,903,125
Comcast Cable Communications Holdings, Inc., Gtd. Notes	A3	9.455%	11/15/22	80	112,778
Comcast Corp., Gtd. Notes	A3	5.650%	06/15/35	310	338,993
Comcast Corp., Gtd. Notes	A3	5.700%	05/15/18	2,160	2,515,942
Comcast Corp., Gtd. Notes	A3	6.500%	01/15/15	2,690	2,890,946
Comcast Corp., Gtd. Notes	A3	6.500%	01/15/17	1,710	1,985,289
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	448	473,243
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750%	11/15/21	960	1,027,200
DISH DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	170	185,725
DISH DBS Corp., Gtd. Notes	Ba3	7.875%	09/01/19(a)	3,015	3,437,100
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	2,770	2,689,584
News America, Inc., Gtd. Notes	Baa1	4.500%	02/15/21	590	626,533
UBM PLC (United Kingdom), Notes, 144A	Baa3	5.750%	11/03/20	1,850	1,891,174
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	5.125%	05/15/23(a)	1,200	1,149,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	09/15/22(a)	910	960,050
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.250%	09/01/23	3,270	3,252,237

					27,889,269

Metals & Mining — 3.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	5.000%	02/25/17	1,190	1,237,600
Arch Coal, Inc., Gtd. Notes	B3	7.000%	06/15/19(a)	4,130	3,200,750
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	3.850%	04/01/22	1,230	1,087,802
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.100%	05/01/23	3,780	3,328,660
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.950%	04/01/19	2,170	2,476,118
Barrick North America Finance LLC, Gtd. Notes	Baa2	4.400%	05/30/21	1,710	1,588,828
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000%	09/30/43	1,950	1,986,054
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	3.250%	11/21/21	1,150	1,141,257
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	6.500%	04/01/19	4,540	5,425,799
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	Baa3	3.950%	01/15/18(a)	1,840	1,847,868
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	Baa3	4.800%	10/01/20(a)	1,390	1,325,033
CONSOL Energy, Inc., Gtd. Notes	B1	8.250%	04/01/20(a)	2,520	2,702,700
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000%	04/01/17(a)	2,340	2,398,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16(a)	520	531,700
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	8.250%	11/01/19(a)	250	269,375

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes, 144A	Baa3	2.375%	03/15/18	660	$637,854
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes, 144A	Baa3	3.100%	03/15/20	2,450	2,303,777
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	2,920	2,685,521
Peabody Energy Corp., Gtd. Notes	Ba2	6.500%	09/15/20	2,400	2,364,000
Peabody Energy Corp., Gtd. Notes	Ba2	7.875%	11/01/26	330	331,650
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	510	502,835
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	4.125%	05/20/21	380	386,405
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	6.500%	07/15/18	1,550	1,827,842
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	9.000%	05/01/19	4,750	6,163,975
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	5.250%	11/08/42	6,540	5,274,432
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%	03/15/20	3,090	3,341,063
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.375%	01/11/22	9,287	8,947,504
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	4,540	4,604,441
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Ba3	8.750%	01/15/14	1,420	1,441,300
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, RegS	Ba3	8.750%	01/15/14	200	203,000
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, RegS	Ba3	9.500%	07/18/18	900	987,750
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15	2,660	2,667,238
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17	3,430	3,411,293
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	840	917,632

					79,547,556

Oil, Gas & Consumable Fuels — 3.8%
Anadarko Finance Co. (Canada), Gtd. Notes	Baa3	7.500%	05/01/31	2,410	3,004,376
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,650	1,918,087
Apache Corp., Sr. Unsec’d. Notes	A3	3.250%	04/15/22	930	910,463
Apache Corp., Sr. Unsec’d. Notes	A3	4.750%	04/15/43	1,170	1,107,501
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	2,490	2,460,454
Atwood Oceanics, Inc., Sr. Unsec’d. Notes	Ba3	6.500%	02/01/20	860	900,850
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.500%	11/15/18	2,750	3,450,114
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	6,190	6,473,613
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	400	386,207
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561%	11/01/21(a)	370	368,033
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.375%	06/15/21(a)	1,860	1,855,350
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.750%	03/15/23	210	210,525
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.125%	02/15/21(a)	1,250	1,296,875
Cie Generale de Geophysique - Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16(a)	2,900	3,048,625
Concho Resources, Inc., Gtd. Notes	Ba3	5.500%	10/01/22	160	159,600
Concho Resources, Inc., Gtd. Notes	Ba3	5.500%	04/01/23	350	345,625
Concho Resources, Inc., Gtd. Notes	Ba3	6.500%	01/15/22	1,812	1,943,370
ConocoPhillips, Gtd. Notes	A1	6.000%	01/15/20	570	674,857

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Continental Resources, Inc., Gtd. Notes	Ba2	4.500%	04/15/23	790	$775,187
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22(a)	340	342,125
Denbury Resources, Inc., Gtd. Notes	B1	4.625%	07/15/23	1,000	915,000
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/15/22(a)	440	421,182
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	5.600%	07/15/41	90	92,002
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.950%	04/15/32	2,210	2,876,556
Devon Financing Corp. LLC, Gtd. Notes	Baa1	7.875%	09/30/31	20	25,756
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125%	02/15/19	4,610	5,736,707
Kerr-McGee Corp., Gtd. Notes	Baa3	7.875%	09/15/31	4,300	5,425,774
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21(a)	2,780	2,752,200
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	380	373,619
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.850%	02/15/20	790	935,510
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	8.250%	03/01/19	4,460	5,573,345
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	2.700%	02/15/23	1,750	1,616,795
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	3.125%	02/15/22	2,420	2,334,598
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	6,070	6,410,709
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	3.875%	01/27/16	2,090	2,156,439
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21(a)	8,850	8,890,577
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.750%	01/20/20	2,501	2,598,699
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.125%	10/06/16	970	1,058,507
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.500%	11/15/20	670	718,858
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.875%	02/15/23	160	171,600
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	05/01/23	640	596,800
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%	03/01/21	590	626,875
Range Resources Corp., Gtd. Notes	Ba2	5.000%	08/15/22	1,340	1,296,450
Range Resources Corp., Gtd. Notes	Ba2	5.000%	03/15/23	1,470	1,411,200
SESI LLC, Gtd. Notes	Ba2	7.125%	12/15/21	690	753,825
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.375%	03/25/20	3,740	4,122,325
Sinopec Group Overseas Development 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A	Aa3	2.750%	05/17/17	1,880	1,916,470
Statoil ASA (Norway), Gtd. Notes	Aa2	3.125%	08/17/17	1,300	1,381,713
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.050%	12/15/16	210	230,136
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	6.375%	12/15/21	990	1,100,452

					96,152,516

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	Baa3	4.750%	01/11/22	2,025	1,967,229

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	1.750%	11/06/17	4,340	4,304,369
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	2.900%	11/06/22	2,650	2,478,307
Express Scripts Holding Co., Gtd. Notes	Baa3	3.500%	11/15/16	7,340	7,768,267
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	2,480	2,379,505
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	1,870	2,332,855
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.200%	03/15/19	2,490	2,998,929
Wyeth LLC, Gtd. Notes	A1	5.450%	04/01/17	620	707,859
Wyeth LLC, Gtd. Notes	A1	5.950%	04/01/37	550	643,527

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250%		02/01/23	560	$533,128

						24,146,746

Pipelines — 1.3%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	Ba3	4.875%		05/15/23	2,440	2,293,600
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	Ba3	5.875%		04/15/21	170	174,675
El Paso LLC, Sr. Sec’d. Notes, MTN	Ba2	7.750%		01/15/32	5,820	5,949,704
Energy Transfer Equity LP, Sr. Sec’d. Notes	Ba2	7.500%		10/15/20	840	898,800
Enterprise Products Operating LLC, Gtd. Notes	Baa1	3.350%		03/15/23	860	813,936
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.950%		02/01/41	320	344,873
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.125%		10/15/39	510	564,262
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.500%		01/31/19	4,610	5,465,796
Enterprise Products Operating LLC, Gtd. Notes	Baa2	8.375%	(c)	08/01/66	3,400	3,752,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	4.500%		07/15/23	100	94,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	5.500%		02/15/23	820	822,050
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%		06/15/22	1,054	1,109,335
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%		07/15/21(a)	2,319	2,434,950
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes, 144A	B1	4.500%		11/01/23	470	425,350
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	Baa3	8.000%		03/01/32	2,550	3,291,866
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.500%		01/15/31	1,231	1,361,330
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	1,373	1,637,414
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%		03/15/32	410	499,628
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	5.250%		03/15/20	720	776,339

						32,710,908

Retail & Merchandising — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	2.750%		12/01/22	6,090	5,627,044
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	5.750%		06/01/17	1,043	1,192,709
CVS Pass-Through Trust, Pass-Through Certificates	Baa1	6.036%		12/10/28	1,258	1,386,515
CVS Pass-Through Trust, Pass-Through Certificates	Baa1	6.943%		01/10/30	788	916,952
Michaels Stores, Inc., Gtd. Notes	B3	7.750%		11/01/18	710	763,250
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.800%		02/15/18	540	633,540
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.200%		04/15/38	340	407,525

						10,927,535

Telecommunications — 2.9%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%		03/30/20	4,200	4,515,727
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.500%		08/15/15	3,460	3,563,883
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.625%		12/01/22(a)	1,110	994,874
AT&T, Inc., Sr. Unsec’d. Notes	A3	4.450%		05/15/21	230	241,550
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.500%		02/01/18	4,130	4,682,317
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.300%		01/15/38	2,510	2,712,725
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950%		01/15/18	1,250	1,432,625
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A3	8.500%		11/15/18	2,080	2,665,491

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.750%	03/23/16	2,870	$3,172,765
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	5.500%	08/01/23	190	177,650
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	10/15/20(a)	2,260	2,412,550
Softbank Corp. (Japan), Gtd. Notes, 144A	Ba1	4.500%	04/15/20	2,830	2,719,630
Sprint Capital Corp., Gtd. Notes	B1	8.750%	03/15/32	60	60,975
Sprint Corp., Gtd. Notes, 144A	B1	7.875%	09/15/23(a)	5,840	5,956,800
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	7.175%	06/18/19	140	153,928
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	5.134%	04/27/20	2,170	2,221,720
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	5.462%	02/16/21	490	501,741
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	6.221%	07/03/17	180	198,796
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	6.421%	06/20/16	110	120,867
tw telecom holdings, Inc., Gtd. Notes	B1	5.375%	10/01/22	850	811,750
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	2.450%	11/01/22(a)	1,150	1,019,683
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	09/15/20(a)	5,390	5,732,082
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/23	12,750	13,665,271
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.350%	04/01/19(a)	530	621,971
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	09/15/33	7,850	8,717,527
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/43	610	688,652
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.600%	04/01/21	1,910	2,029,679
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	5.375%	04/15/21	280	273,000

					72,066,229

Tobacco — 0.1%
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	1,670	1,628,434

Transportation
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Baa3	6.125%	06/15/21	293	331,090

TOTAL CORPORATE BONDS (cost $828,611,537)					843,782,373

FOREIGN GOVERNMENT BONDS — 2.6%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%	01/01/14	BRL 4,477	2,020,275
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%	01/01/21	BRL L3,902	1,630,038
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	Baa2	10.000%	01/01/17	BRL 31,247	13,614,643
Mexican Bonos (Mexico), Bonds	Baa1	6.500%	06/09/22	MXN 399,853	31,628,512
Mexican Bonos (Mexico), Bonds	Baa1	8.000%	06/11/20	MXN 13,102	1,139,210
Mexican Bonos (Mexico), Bonds	Baa1	10.000%	12/05/24	MXN 15,130	1,520,253
Russian Federal Bond (Russia), Bonds	Baa1	7.000%	01/25/23	RUB 419,810	12,794,543

TOTAL FOREIGN GOVERNMENT BONDS (cost $70,131,287)					64,347,474

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BOND — 0.2%

Ohio
Student Loan Funding LLC, Revenue Bonds (cost $3,811,722)	Aaa	0.105%	(c)	09/01/47	4,100	$4,100,000

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 15.5%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa3	2.611%	(c)	07/25/35	565	509,122
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.769%	(c)	09/25/35	629	490,291
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	Baa1	0.519%	(c)	02/25/45	3,698	3,361,303
Banc of America Funding Corp., Series 2005-F, Class 2A1	Caa3	2.867%	(c)	09/20/35	97	71,245
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	Baa3	2.772%	(c)	09/25/33	506	504,934
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	Caa1	1.079%	(c)	01/25/36	2,107	1,839,883
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	NR	2.444%	(c)	09/25/35	303	280,871
BCAP LLC Trust, Series 2006-AA1, Class A1	Ca2	0.369%	(c)	10/25/36	3,815	2,738,504
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	NR	2.674%	(c)	10/25/35	138	134,163
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	2.758%	(c)	02/25/36	699	533,859
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.535%	(c)	02/25/36	363	330,751
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	NR	2.655%	(c)	10/25/36	787	640,444
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Baa1	0.919%	(c)	11/25/34	169	165,368
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	Ba1	1.279%	(c)	10/25/33	515	479,593
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	Ba2	0.479%	(c)	08/25/35	451	387,233
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	B1	0.469%	(c)	10/25/35	425	356,990
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	B3	0.379%	(c)	01/25/36	667	559,011
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	B3	0.409%	(c)	07/25/36	811	689,219
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	NR	2.604%	(c)	10/25/35	557	457,931
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	NR	2.430%	(c)	02/25/36	2,882	2,894,426
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Caa1	2.692%	(c)	11/20/34	254	235,505
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	Caa2	0.469%	(c)	04/25/35	5,851	4,841,252
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	Caa2	48.633%	(c)	08/25/35	209	360,786
Fannie Mae, Series 409, Class C1, IO	Aaa	3.000%		11/25/26	5,963	665,303
Fannie Mae, Series 409, Class C2, IO	Aaa	3.000%		04/25/27	5,873	692,861
Fannie Mae, Series 409, Class C13, IO	Aaa	3.500%		11/25/41	3,953	442,147
Fannie Mae, Series 409, Class C22, IO	Aaa	4.500%		11/25/39	5,800	687,279
Fannie Mae REMICS, Series 2004-38, Class FK	Aaa	0.529%	(c)	05/25/34	1,430	1,426,307
Fannie Mae REMICS, Series 2006-104, Class IC, IO	Aaa	6.421%	(c)	11/25/36	2,656	594,270
Fannie Mae REMICS, Series 2010-27, Class AS, IO	Aaa	6.301%	(c)	04/25/40	4,504	728,272

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2010-100, Class CS, IO	Aaa	6.471%	(c)	09/25/40	4,519	$662,721
Fannie Mae REMICS, Series 2010-110, Class AE	Aaa	9.750%		11/25/18	3,699	4,223,677
Fannie Mae REMICS, Series 2010-123, Class PM	Aaa	4.000%		07/25/40	7,300	7,696,616
Fannie Mae REMICS, Series 2010-142, Class SM, IO	Aaa	6.351%	(c)	12/25/40	1,346	151,543
Fannie Mae REMICS, Series 2010-150, Class SK, IO	Aaa	6.351%	(c)	01/25/41	3,974	560,174
Fannie Mae REMICS, Series 2010-150, Class SN, IO	Aaa	6.351%	(c)	01/25/41	4,476	622,934
Fannie Mae REMICS, Series 2011-14, Class GD	Aaa	4.000%		04/25/40	58,533	60,221,775
Fannie Mae REMICS, Series 2011-15, Class AB	Aaa	9.750%		08/25/19	1,256	1,433,091
Fannie Mae REMICS, Series 2011-63, Class SW, IO	Aaa	6.501%	(c)	07/25/41	764	99,277
Fannie Mae REMICS, Series 2011-87, Class SJ, IO	Aaa	5.771%	(c)	09/25/41	8,963	1,198,741
Fannie Mae REMICS, Series 2011-99, Class KS, IO	Aaa	6.521%	(c)	10/25/26	4,531	687,333
Fannie Mae REMICS, Series 2011-117, Class LS, IO	Aaa	6.421%	(c)	10/25/40	2,491	569,080
Fannie Mae REMICS, Series 2012-17, Class WS, IO	Aaa	6.371%	(c)	07/25/39	810	167,095
Fannie Mae REMICS, Series 2012-28, Class B	Aaa	6.500%		06/25/39	1,204	1,345,761
Fannie Mae REMICS, Series 2012-35, Class SQ, IO	Aaa	6.421%	(c)	04/25/42	3,537	595,704
Fannie Mae REMICS, Series 2012-46, Class BA	Aaa	6.000%		05/25/42	5,027	5,549,141
Fannie Mae REMICS, Series 2012-51, Class B	Aaa	7.000%		05/25/42	1,974	2,218,454
Fannie Mae REMICS, Series 2012-63, Class DS, IO	Aaa	6.371%	(c)	03/25/39	4,031	826,453
Fannie Mae REMICS, Series 2012-70, Class YS, IO	Aaa	6.471%	(c)	02/25/41	535	96,473
Fannie Mae REMICS, Series 2012-74, Class AI, IO	Aaa	3.000%		07/25/27	3,727	469,319
Fannie Mae REMICS, Series 2012-74, Class OA, PO	Aaa	1.066%	(s)	03/25/42	349	332,326
Fannie Mae REMICS, Series 2012-74, Class SA, IO	Aaa	6.471%	(c)	03/25/42	4,019	693,720
Fannie Mae REMICS, Series 2012-75, Class AO, PO	Aaa	1.066%	(s)	03/25/42	524	498,488
Fannie Mae REMICS, Series 2012-75, Class NS, IO	Aaa	6.421%	(c)	07/25/42	163	38,943
Fannie Mae REMICS, Series 2012-83, Class YS, IO	Aaa	5.221%	(c)	08/25/42	2,126	327,812
Fannie Mae REMICS, Series 2012-89, Class AS, IO	Aaa	5.871%	(c)	05/25/39	186	34,917
Fannie Mae REMICS, Series 2012-93, Class IB, IO	Aaa	3.000%		09/25/27	8,840	1,161,818
Fannie Mae REMICS, Series 2012-98, Class SA, IO	Aaa	5.871%	(c)	05/25/39	2,042	372,602
Fannie Mae REMICS, Series 2012-111, Class SB, IO	Aaa	6.421%	(c)	10/25/42	2,746	673,573
Fannie Mae REMICS, Series 2012-118, Class CI, IO	Aaa	3.500%		12/25/39	1,621	295,975
Fannie Mae REMICS, Series 2012-124, Class SE, IO	Aaa	5.971%	(c)	11/25/42	2,918	626,689

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2012-128, Class SL, IO	Aaa	5.971%	(c)	11/25/42	1,345	$336,285
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	Aaa	5.971%	(c)	11/25/42	2,086	480,925
Fannie Mae REMICS, Series 2012-133, Class CS, IO	Aaa	5.971%	(c)	12/25/42	1,313	305,738
Fannie Mae REMICS, Series 2012-133, Class GS, IO	Aaa	5.971%	(c)	12/25/42	1,798	378,520
Fannie Mae REMICS, Series 2012-133, Class SA, IO	Aaa	5.971%	(c)	12/25/42	677	164,620
Fannie Mae REMICS, Series 2012-134, Class MS, IO	Aaa	5.971%	(c)	12/25/42	1,830	437,451
Fannie Mae REMICS, Series 2012-134, Class SC, IO	Aaa	5.971%	(c)	12/25/42	2,727	580,821
Fannie Mae REMICS, Series 2012-134, Class SK, IO	Aaa	5.971%	(c)	12/25/42	1,524	345,697
Fannie Mae REMICS, Series 2012-139, Class DI, IO	Aaa	3.000%		12/25/27	4,143	561,477
Fannie Mae REMICS, Series 2012-148, Class LS, IO	Aaa	6.021%	(c)	01/25/43	9,280	1,648,437
Fannie Mae REMICS, Series 2013-9, Class BC	Aaa	6.500%		07/25/42	6,142	6,908,794
Fannie Mae REMICS, Series 2013-9, Class CB	Aaa	5.500%		04/25/42	11,600	12,791,169
Fannie Mae REMICS, Series 2013-9, Class SA, IO	Aaa	5.971%	(c)	03/25/42	16,949	2,652,605
Fannie Mae REMICS, Series 2013-9, Class SG, IO	Aaa	6.021%	(c)	03/25/39	1,267	279,194
Fannie Mae REMICS, Series 2013-19, Class SK, IO	Aaa	5.971%	(c)	03/25/43	1,461	363,999
Fannie Mae REMICS, Series 2013-26, Class HI, IO	Aaa	3.000%		04/25/32	5,409	769,349
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1	NR	4.680%	(c)	02/25/35	184	182,977
Freddie Mac Reference REMICS, Series R007, Class ZA	Aaa	6.000%		05/15/36	7,635	8,417,003
Freddie Mac REMICS, Series 2808, Class FT	NR	0.532%	(c)	04/15/33	435	435,449
Freddie Mac REMICS, Series 2957, Class ZA	Aaa	5.000%		03/15/35	7,153	7,858,319
Freddie Mac REMICS, Series 3242, Class SC, IO	Aaa	6.108%	(c)	11/15/36	1,309	173,848
Freddie Mac REMICS, Series 3368, Class AI, IO	Aaa	5.848%	(c)	09/15/37	2,263	294,101
Freddie Mac REMICS, Series 3621, Class SB, IO	Aaa	6.048%	(c)	01/15/40	705	88,833
Freddie Mac REMICS, Series 3639, Class EY	Aaa	5.000%		02/15/30	3,100	3,388,678
Freddie Mac REMICS, Series 3768, Class MB	Aaa	4.000%		12/15/39	10,732	11,247,770
Freddie Mac REMICS, Series 3806, Class CZ	Aaa	5.500%		07/15/34	10,067	11,017,972
Freddie Mac REMICS, Series 3947, Class SG, IO	Aaa	5.768%	(c)	10/15/41	12,190	2,316,129
Freddie Mac REMICS, Series 3997, Class SK, IO	Aaa	6.418%	(c)	11/15/41	1,723	311,667
Freddie Mac REMICS, Series 4054, Class SA, IO	Aaa	5.868%	(c)	08/15/39	3,098	466,422
Freddie Mac REMICS, Series 4057, Class BS, IO	Aaa	5.868%	(c)	09/15/39	1,264	233,270
Freddie Mac REMICS, Series 4057, Class SA, IO	Aaa	5.858%	(c)	04/15/39	6,087	1,129,987
Freddie Mac REMICS, Series 4063, Class S, IO	Aaa	5.768%	(c)	06/15/42	803	201,551
Freddie Mac REMICS, Series 4068, Class DS, IO	Aaa	5.818%	(c)	06/15/42	5,697	1,191,560
Freddie Mac REMICS, Series 4068, Class TS, IO	Aaa	5.818%	(c)	06/15/42	3,074	648,044

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series 4073, Class SB, IO	Aaa	5.818%	(c)	07/15/42	5,155	$1,066,087
Freddie Mac REMICS, Series 4076, Class SW, IO	Aaa	5.868%	(c)	07/15/42	463	97,557
Freddie Mac REMICS, Series 4092, Class AI, IO	Aaa	3.000%		09/15/31	1,035	143,006
Freddie Mac REMICS, Series 4097, Class ES, IO	Aaa	5.918%	(c)	08/15/42	3,473	853,193
Freddie Mac REMICS, Series 4097, Class SG, IO	Aaa	5.968%	(c)	08/15/32	5,066	1,038,467
Freddie Mac REMICS, Series 4097, Class ST, IO	Aaa	5.868%	(c)	08/15/42	826	177,541
Freddie Mac REMICS, Series 4102, Class MS, IO	Aaa	6.418%	(c)	09/15/42	4,201	959,797
Freddie Mac REMICS, Series 4114, Class SC, IO	Aaa	5.918%	(c)	10/15/42	2,584	665,016
Freddie Mac REMICS, Series 4116, Class AS, IO	Aaa	5.968%	(c)	10/15/42	1,856	390,682
Freddie Mac REMICS, Series 4119, Class IN, IO	Aaa	3.500%		10/15/32	1,715	333,617
Freddie Mac REMICS, Series 4136, Class SE, IO	Aaa	5.968%	(c)	11/15/42	656	144,114
Freddie Mac REMICS, Series 4136, Class SG, IO	Aaa	5.968%	(c)	11/15/42	3,064	699,486
Freddie Mac REMICS, Series 4136, Class SJ, IO	Aaa	5.968%	(c)	11/15/42	666	155,006
Freddie Mac REMICS, Series 4136, Class SQ, IO	Aaa	5.968%	(c)	11/15/42	1,046	254,198
Freddie Mac REMICS, Series 4147, Class CS, IO	Aaa	5.918%	(c)	12/15/42	1,933	485,169
Freddie Mac REMICS, Series 4150, Class SP, IO	Aaa	5.968%	(c)	01/15/43	3,095	617,197
Freddie Mac REMICS, Series 4174, Class SA, IO	Aaa	6.018%	(c)	05/15/39	7,708	1,636,963
Freddie Mac REMICS, Series 4199, Class CS, IO	Aaa	5.968%	(c)	05/15/43	3,740	886,792
Freddie Mac REMICS, Series 4199, Class SB, IO	Aaa	6.018%	(c)	05/15/40	2,642	556,181
Freddie Mac REMICS, Series 4206, Class CZ	Aaa	3.000%		05/15/43	1,212	942,392
Freddie Mac REMICS, Series 4210, Class Z	Aaa	3.000%		05/15/43	2,473	2,020,814
Freddie Mac REMICS, Series 4226, Class GZ	Aaa	3.000%		07/15/43	1,709	1,336,084
Government National Mortgage Assoc., Series 2009-106, Class SC, IO	Aaa	6.170%	(c)	11/20/39	1,657	212,226
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	Aaa	6.320%	(c)	03/20/39	1,451	216,790
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	Aaa	6.300%	(c)	04/20/40	639	115,809
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	Aaa	6.368%	(c)	04/16/34	580	32,607
Government National Mortgage Assoc., Series 2010-76, Class SH, IO	Aaa	6.320%	(c)	05/20/40	381	69,385
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	Aaa	6.470%	(c)	01/20/40	1,181	203,854
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	Aaa	5.000%		11/20/36	3,363	249,189
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	0.864%	(c)	02/20/60	7,651	7,630,382
Government National Mortgage Assoc., Series 2010-H10, Class FC	Aaa	1.184%	(c)	05/20/60	8,028	8,106,881
Government National Mortgage Assoc., Series 2010-H11, Class FA	Aaa	1.184%	(c)	06/20/60	8,658	8,757,421
Government National Mortgage Assoc., Series 2010-H20, Class AF	Aaa	0.516%	(c)	10/20/60	15,919	15,656,893

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-H24, Class FA	Aaa	0.536%	(c)	10/20/60	14,381	$14,148,563
Government National Mortgage Assoc., Series 2010-H26, Class LF	Aaa	0.536%	(c)	08/20/58	874	863,268
Government National Mortgage Assoc., Series 2011-40, Class SA, IO	Aaa	5.948%	(c)	02/16/36	4,022	508,016
Government National Mortgage Assoc., Series 2011-135, Class D	Aaa	5.000%		04/16/40	1,200	1,329,144
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	Aaa	3.500%		02/20/38	4,220	636,107
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	Aaa	5.918%	(c)	08/16/42	3,186	464,923
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	Caa3	0.379%	(c)	10/25/45	294	202,163
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	C2	0.429%	(c)	04/25/36	2,233	2,822,014
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Ca2	0.409%	(c)	04/25/36	306	176,930
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	Ba2	0.579%	(c)	06/25/34	3,565	3,113,395
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	Ba3	0.529%	(c)	01/25/35	3,715	3,112,274
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	B1	0.529%	(c)	03/25/35	1,748	1,480,253
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	NR	5.500%		11/25/35	877	832,151
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	NR	3.372%	(c)	07/25/35	800	732,126
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	Ba2	3.023%	(c)	01/19/35	496	474,050
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Caa3	0.531%	(c)	01/19/35	128	87,437
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	Caa3	0.561%	(c)	01/19/35	382	234,994
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aa2	0.629%	(c)	07/25/34	931	914,141
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.729%	(c)	01/25/35	2,965	2,920,728
Impac Sec’d. Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.529%	(c)	08/25/36	294	282,978
Impac Sec’d. Assets Trust, Series 2007-2, Class 2A	Baa2	0.429%	(c)	04/25/37	4,853	4,421,638
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.379%	(c)	10/25/36	1,679	1,381,783
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	NR	2.758%	(c)	08/25/35	1,400	1,284,086
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	NR	6.500%		01/25/36	3,757	3,345,575
Lehman Structured Securities Corp., Series 2005-1, Class A1, 144A	Ba1	0.520%	(c)	09/26/45	3,987	3,079,492
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	Baa1	2.673%	(c)	04/21/34	1,968	2,012,512
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	NR	0.629%	(c)	09/25/34	1,182	1,068,624
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A	Caa2	2.497%	(c)	02/25/36	190	174,731
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	B2	2.173%	(c)	02/25/36	601	564,592

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	Ba3	2.728%	(c)	07/25/34	1,307	$1,283,771
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Ba2	2.662%	(c)	11/25/34	3,352	3,319,488
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	0.879%	(c)	12/25/35	3,359	2,510,646
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Caa3	2.825%	(c)	03/25/36	3,871	2,867,132
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1, 144A	Ba2	6.500%		02/25/35	3,156	3,291,384
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	Ca2	2.745%	(c)	06/25/36	1,437	934,427
RBSGC Mortgage Loan Trust, Series 2005-A, Class 5A	Caa2	7.000%		04/25/35	4,306	3,823,317
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	Caa3	0.629%	(c)	01/25/37	1,804	1,228,340
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	NR	3.179%	(c)	12/26/35	1,291	1,300,729
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 144A	B1	0.579%	(c)	09/25/35	387	337,234
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Ca2	0.539%	(c)	01/25/37	500	306,228
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.000%		05/25/32	195	187,726
Residential Asset Securitization Trust, Series 2007-A7, Class A3	NR	6.000%		07/25/37	3,018	2,362,953
SACO I Trust, Series 2007-VA1, Class A, 144A	NR	9.263%	(c)	06/25/21	1,977	2,019,026
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A	Ba3	2.426%	(c)	08/25/34	4,993	4,786,180
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Ba3	0.479%	(c)	09/25/34	687	586,903
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Ba1	0.549%	(c)	07/25/34	415	393,299
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.460%	(c)	06/25/35	136	128,309
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.403%	(c)	10/25/35	3,328	2,810,940
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	NR	5.151%	(c)	05/25/36	403	330,924
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Caa1	5.500%		09/25/35	819	813,254
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B3	0.529%	(c)	03/25/35	3,914	3,172,031
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.098%	(c)	09/25/37	1,972	2,050,983
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	NR	2.813%	(c)	08/20/35	153	131,957
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	Ba2	2.491%	(c)	02/25/33	1,367	1,345,387
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	Baa1	2.428%	(c)	09/25/33	476	481,794
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR11, Class A6	Baa1	2.460%	(c)	10/25/33	4,789	4,821,891
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	Baa2	0.499%	(c)	08/25/45	6,744	6,244,822
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	Ca2	0.669%	(c)	10/25/45	6,406	4,845,920

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	NR	2.539%	(c)	02/25/37	959	$821,497
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	NR	2.543%	(c)	03/25/37	844	784,824
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	NR	2.320%	(c)	09/25/36	629	520,437
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	Caa3	0.963%	(c)	07/25/47	21,839	17,940,207
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	NR	5.595%	(c)	04/25/36	223	213,936

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $381,151,480)						389,537,389

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.9%
Federal Home Loan Mortgage Corp.		2.480%	(c)	07/01/36	1,715	1,822,177
Federal Home Loan Mortgage Corp.		3.500%		11/01/42-04/01/43	4,817	4,887,386
Federal Home Loan Mortgage Corp.		4.000%		10/01/25-08/01/43	33,118	34,835,055
Federal Home Loan Mortgage Corp.		5.000%		03/01/38	1,751	1,883,897
Federal Home Loan Mortgage Corp.		5.500%		12/01/38	5,112	5,531,583
Federal Home Loan Mortgage Corp.		6.500%		09/01/39	1,090	1,228,108
Federal Home Loan Mortgage Corp.		7.000%		04/01/43	1,340	1,531,715
Federal National Mortgage Assoc.		1.911%	(c)	01/01/37	147	156,155
Federal National Mortgage Assoc.		1.963%	(c)	05/01/37	161	169,562
Federal National Mortgage Assoc.		2.294%	(c)	08/01/37	156	165,768
Federal National Mortgage Assoc.		2.500%		01/01/28-10/01/42	7,471	7,321,769
Federal National Mortgage Assoc.		2.500%		TBA	24,200	24,336,125
Federal National Mortgage Assoc.		2.795%	(s)	10/09/19	25,050	21,244,730
Federal National Mortgage Assoc.		3.000%		09/01/42-02/01/43	28,081	27,399,711
Federal National Mortgage Assoc.		3.000%		TBA	12,500	12,941,406
Federal National Mortgage Assoc.		3.500%		12/01/42-05/01/43	41,639	42,103,891
Federal National Mortgage Assoc.		3.500%		TBA	17,200	18,148,687
Federal National Mortgage Assoc.		3.500%		TBA	35,300	35,934,299
Federal National Mortgage Assoc.		4.000%		04/01/42-07/01/43	20,265	21,357,868
Federal National Mortgage Assoc.		4.000%		TBA	91,700	96,184,699
Federal National Mortgage Assoc.		4.500%		04/01/31-10/01/41	27,337	29,400,855
Federal National Mortgage Assoc.		5.000%		07/01/33-05/01/42	19,432	21,198,099
Federal National Mortgage Assoc.		5.000%		TBA	40,400	43,808,750
Federal National Mortgage Assoc.		5.500%		11/01/28-05/01/40	7,950	8,664,444
Federal National Mortgage Assoc.		6.000%		04/01/33-09/01/37	3,762	4,121,670
Federal National Mortgage Assoc.		6.625%		11/15/30	13,100	17,510,181
Federal National Mortgage Assoc.		7.000%		04/01/37-02/01/39	9,555	10,787,721
Financing Corp. FICO, Series 1P, PO		1.641%	(s)	05/11/18	1,670	1,548,713
Financing Corp. FICO, Series 6P, PO		1.674%	(s)	08/03/18	3,590	3,311,599
Financing Corp. FICO, Series 8P, PO		1.534%	(s)	08/03/18	680	631,496
Financing Corp. FICO, Series 11P, PO		1.490%	(s)	02/08/18	440	412,448
Financing Corp. FICO, Series 12P, PO		1.854%	(s)	12/06/18	3,500	3,180,649
Financing Corp. FICO, Series 13P, PO		1.707%	(s)	12/27/18	7,929	7,252,973
Financing Corp. FICO, Series 15P, PO		1.822%	(s)	03/07/19	2,900	2,627,774
Financing Corp. FICO, Series 19P, PO		1.965%	(s)	06/06/19	210	187,914
Financing Corp. FICO, Series B-P, PO		1.623%	(s)	04/06/18	1,340	1,245,675
Financing Corp. FICO, Series D-P, PO		2.202%	(s)	09/26/19	5,580	4,894,034
Financing Corp. FICO, Series E-P, PO		1.595%	(s)	11/02/18	5,800	5,349,433
Government National Mortgage Assoc.		1.930%	(c)	07/20/60	4,810	4,992,393
Government National Mortgage Assoc.		1.932%	(c)	11/20/60	6,210	6,431,879
Government National Mortgage Assoc.		1.949%	(c)	09/20/60	6,307	6,564,191
Government National Mortgage Assoc.		2.595%	(c)	04/20/60	8,379	8,884,035

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%		TBA		4,400	$4,337,437
Government National Mortgage Assoc.	3.500%		TBA		12,900	13,260,798
Government National Mortgage Assoc.	3.500%		TBA		9,200	9,490,376
Government National Mortgage Assoc.	4.000%		TBA		9,700	10,230,469
Government National Mortgage Assoc.	4.000%		TBA		10,400	11,007,750
Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41		13,648	14,770,404
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40		22,797	24,861,982
Government National Mortgage Assoc.	5.500%		06/15/36		1,878	2,077,246
Government National Mortgage Assoc.	6.000%		08/20/40-02/20/42		1,557	1,713,127
Government National Mortgage Assoc.	6.500%		10/20/37		1,970	2,225,278
Tennessee Valley Authority	5.250%		09/15/39		7,190	7,837,237

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $650,420,316)						654,003,621

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds	2.750%		08/15/42-11/15/42		185,011	153,346,609
U.S. Treasury Bonds	2.875%		05/15/43	(a)	35,637	30,246,904
U.S. Treasury Bonds	3.625%		08/15/43	(a)	3,940	3,894,446
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625%		02/15/43		3,030	2,523,898
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%		02/15/40		3,910	5,000,229
U.S. Treasury Notes	0.375%		11/15/15	(a)	2,590	2,590,202
U.S. Treasury Notes	0.625%		04/30/18		9,260	9,001,007
U.S. Treasury Notes	0.750%		06/30/17-03/31/18		6,910	6,820,991
U.S. Treasury Notes	1.375%		06/30/18-05/31/20		4,740	4,726,459
U.S. Treasury Notes	1.500%		08/31/18	(a)	1,210	1,218,036
U.S. Treasury Notes	1.750%		05/15/23		430	398,456
U.S. Treasury Notes	1.875%		06/30/20		62,400	62,112,398
U.S. Treasury Notes	2.000%		07/31/20		220	220,550
U.S. Treasury Notes	2.125%		08/31/20		1,290	1,301,388
U.S. Treasury Notes	2.500%		08/15/23		1,440	1,425,375
U.S. Treasury Strip Principal	3.977%	(s)	02/15/43		12,130	3,815,261

TOTAL U.S. TREASURY OBLIGATIONS (cost $311,425,689)						288,642,209

					Shares

PREFERRED STOCK

Diversified Financial Services
Citigroup Capital XIII, 7.875% (cost $1,192,692)					45,250	1,243,017

TOTAL LONG-TERM INVESTMENTS (cost $2,479,270,752)						2,479,711,285

SHORT-TERM INVESTMENTS — 13.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 12.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $324,594,633; includes $65,060,227 of cash collateral for securities on loan)(b)(w)					324,594,633	324,594,633

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.3%
Federal Home Loan Mortgage Corp.	0.100%	12/18/13(k)	2,470	$2,469,894
Federal National Mortgage Assoc.	0.120%	02/24/14(k)	4,580	4,579,441

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,047,236)				7,049,335

			Notional Amount (000)#
OPTIONS PURCHASED*(l)

Call Options
20 Year U.S. Treasury Bonds,
expiring 10/25/13, Strike Price $133.00			72	118,125
expiring 11/22/13, Strike Price $133.00			10	23,281
expiring 11/23/13, Strike Price $131.00			100	360,937

				502,343

Put Options
10 Year U.S. Treasury Bonds, expiring 10/25/13, Strike Price $125.00			81	30,375

TOTAL OPTIONS PURCHASED (cost $306,479)				532,718

TOTAL SHORT-TERM INVESTMENTS (cost $331,948,348)				332,176,686

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 111.6% (cost $2,811,219,100)				2,811,887,971

OPTIONS WRITTEN*(l) — (0.1)%

Call Options — (0.1)%
5 Year U.S. Treasury Notes,
expiring 10/25/13, Strike Price $120.00			75	(90,234)
10 Year U.S. Treasury Bonds,
expiring 10/25/13, Strike Price $124.00			115	(298,281)
expiring 10/25/13, Strike Price $125.00			309	(545,578)
expiring 10/25/13, Strike Price $125.50			117	(162,703)
expiring 10/25/13, Strike Price $127.00			102	(55,781)
20 Year U.S. Treasury Bonds,
expiring 10/25/13, Strike Price $132.00			140	(317,189)
expiring 10/25/13, Strike Price $135.00			142	(102,063)

				(1,571,829)

Put Options
5 Year U.S. Treasury Notes,
expiring 10/25/13, Strike Price $120.00			61	(9,531)
10 Year U.S. Treasury Bonds,
expiring 10/25/13, Strike Price $123.00			61	(6,672)
expiring 10/25/13, Strike Price $124.00			60	(12,189)
expiring 10/25/13, Strike Price $124.50			40	(11,250)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Notional Amount (000)#	Value
OPTIONS WRITTEN*(l) (Continued)
Put Options (cont’d)
20 Year U.S. Treasury Bonds, expiring 10/25/13, Strike Price $132.00	112	$(99,750)

		(139,392)

TOTAL OPTIONS WRITTEN (premiums received $887,854)		(1,711,221)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 111.5% (cost $2,810,331,246)		2,810,176,750
Liabilities in excess of other assets(x) — (11.5)%.		(289,562,017)

NET ASSETS — 100.0%		$2,520,614,733

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
CDX	Credit Derivative Index
CMBS	Commercial Mortgage-Backed Security
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,320,477; cash collateral of $65,060,227 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(d)	Standard & Poor’s rating.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
165	90 Day Euro Dollar	Mar. 2015	$40,829,063	$40,994,250	$165,187
341	90 Day Euro Dollar	Jun. 2015	84,204,088	84,597,838	393,750
592	90 Day Euro Dollar	Mar. 2016	145,528,388	145,831,800	303,412
429	90 Day Euro Euribor	Jun. 2015	144,005,012	144,142,851	137,839
867	5 Year U.S. Treasury Notes	Dec. 2013	103,918,712	104,947,641	1,028,929
116	10 Year Euro-Bund	Dec. 2013	21,938,905	22,048,757	109,852
112	20 Year U.S. Treasury Bonds	Dec. 2013	14,907,191	14,938,000	30,809

					2,169,778

Short Positions:
438	90 Day Euro Dollar	Mar. 2014	109,101,050	109,144,125	(43,075)
243	90 Day Euro Dollar	Jun. 2014	60,473,588	60,528,263	(54,675)
281	2 Year U.S. Treasury Notes	Dec. 2013	61,725,484	61,894,641	(169,157)
897	10 Year U.S. Treasury Notes	Dec. 2013	111,671,141	113,372,391	(1,701,250)
272	30 Year U.S. Ultra Treasury Bonds	Dec. 2013	38,230,875	38,649,500	(418,625)

					(2,386,782)

					$(217,004)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Philippine Peso,
Expiring 10/31/13	Citigroup Global Markets	PHP	605,200	$13,977,712	$13,904,082	$(73,630)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 11/15/13	Goldman Sachs & Co.	AUD	13,700	$12,545,159	$12,740,787	$(195,628)
Euro,
Expiring 11/15/13	Citigroup Global Markets	EUR	31,866	42,281,938	43,114,416	(832,478)
Expiring 11/15/13	Morgan Stanley	EUR	23,746	31,558,315	32,128,568	(570,253)
Japanese Yen,
Expiring 11/15/13	Charles Schwab	JPY	1,205,786	12,425,463	12,270,325	155,138
Expiring 11/15/13	Citigroup Global Markets	JPY	2,628,436	26,731,851	26,747,512	(15,661)
Philippine Peso,
Expiring 10/31/13	Citigroup Global Markets	PHP	605,200	13,863,246	13,904,083	(40,837)

				$139,405,972	$140,905,691	$(1,499,719)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Depreciation(3)
Exchange-traded credit default swaps – Buy Protection(1):
CDX.HY.20.V1	06/20/18	6,100	5.000%	$(226,310)	$(362,226)	$(135,916)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents fair value of derivative instruments subject to credit risk exposure as of September 30, 2013.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$94,985,153	$—
Bank Loans	—	84,915,331	—
Commercial Mortgage-Backed Securities	—	54,154,718	—
Corporate Bonds	—	837,806,683	5,975,690
Foreign Government Bonds	—	64,347,474	—
Municipal Bond	—	4,100,000	—
Residential Mortgage-Backed Securities	—	389,537,389	—
U.S. Government Agency Obligations	—	661,052,956	—
U.S. Treasury Obligations	—	288,642,209	—
Preferred Stock	1,243,017	—	—
Affiliated Money Market Mutual Fund	324,594,633	—	—
Options Purchased	532,718	—	—
Options Written	(1,711,221)	—	—
Other Financial Instruments*
Futures	(217,004)	—	—
Foreign Forward Currency Exchange Contracts	—	(1,573,349)	—
Credit Default Swaps	(135,916)	—	—

Total	$324,306,227	$2,477,968,564	$5,975,690

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	U.S. Government Agency Obligations
Balance as of 12/31/12	$—	$31,331,520
Accrued discounts/premiums	(384,808)	—
Realized gain (loss)	(23,562)	—
Change in unrealized appreciation (depreciation)**	(1,306,528)	—
Purchases	—	—
Sales	—	—
Transfers into Level 3	7,690,588	—
Transfers out of Level 3	—	(31,331,520)

Balance as of 09/30/13	$5,975,690	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(1,306,528) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were five U.S. Government Agency Obligations transferred out of Level 3 as a result of being priced by a vendor and three Corporate Bonds transferred into level 3 as a result of being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.5%

CORPORATE OBLIGATIONS — 1.3%

Metals & Mining — 1.3%
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	5.250%	11/08/42	2,178	$1,756,531
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40	2,373	2,309,629

(cost $4,870,108)					4,066,160

FOREIGN BONDS — 45.1%

Argentina — 0.2%
Arcos Dorados Holdings, Inc., Gtd. Notes, 144A	Ba2	6.625%	09/27/23	690	678,079

Brazil — 8.9%
Andrade Gutierrez International SA, Gtd. Notes, 144A	Ba1	4.000%	04/30/18	1,260	1,184,400
Braskem Finance Ltd., Gtd. Notes, 144A	Baa3	5.750%	04/15/21	200	196,000
Braskem Finance Ltd., Gtd. Notes, RegS	Baa3	7.000%	05/07/20	1,224	1,291,320
Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes, RegS	Baa3	5.750%	10/27/21	1,652	1,596,658
CSN Resources SA, Gtd. Notes, RegS	Ba1	6.500%	07/21/20	1,544	1,540,140
Gerdau Trade, Inc., Gtd. Notes, 144A	Baa3	4.750%	04/15/23	790	703,100
Hypermarcas SA, Sr. Unsec’d. Notes, 144A	Ba2	6.500%	04/20/21	837	847,463
Hypermarcas SA, Sr. Unsec’d. Notes, RegS	Ba2	6.500%	04/20/21	171	173,137
Marfrig Holding Europe BV, Gtd. Notes, 144A	B2	11.250%	09/20/21	850	839,757
Odebrecht Finance Ltd., Gtd. Notes, 144A	Baa3	4.375%	04/25/25	1,720	1,492,100
Odebrecht Finance Ltd., Gtd. Notes, 144A	Baa3	5.125%	06/26/22	2,077	2,009,497
Oi SA, Sr. Unsec’d. Notes, 144A	Baa3	5.750%	02/10/22	1,337	1,169,875
Oi SA, Sr. Unsec’d. Notes, RegS	Baa3	5.750%	02/10/22	364	318,500
Petrobras Global Finance BV, Gtd. Notes	Baa1	4.375%	05/20/23	350	320,175
Petrobras International Finance Co., Gtd. Notes	A3	5.375%	01/27/21	2,376	2,386,894
Petrobras International Finance Co., Gtd. Notes	Baa1	6.750%	01/27/41	1,179	1,140,115
Rearden G Holdings EINS GmbH, Gtd. Notes, 144A	B1	7.875%	03/30/20	535	548,375
Rearden G Holdings EINS GmbH, Gtd. Notes, RegS	B1	7.875%	03/30/20	91	93,282
Samarco Mineracao SA, Sr. Unsec’d. Notes, 144A	BBB(d)	4.125%	11/01/22	1,628	1,416,360
Vale Overseas Ltd., Gtd. Notes	Baa2	4.375%	01/11/22	5,600	5,395,286
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%	11/21/36	3,326	3,373,209
Vale SA, Sr. Unsec’d. Notes	Baa2	5.625%	09/11/42	637	555,626
Virgolino de Oliveira Finance Ltd., Gtd. Notes, RegS	B3	10.500%	01/28/18	200	150,500

					28,741,769

Chile — 2.9%
AES Gener SA, Sr. Unsec’d. Notes, 144A	Baa3	5.250%	08/15/21	764	760,681
AES Gener SA, Sr. Unsec’d. Notes, RegS	Baa3	5.250%	08/15/21	182	181,209
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	Aa3	3.875%	02/08/22	555	536,792
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes	Baa3	4.750%	01/11/22	664	645,057
Colbun SA, Sr. Unsec’d. Notes, RegS	BBB-(d)	6.000%	01/21/20	974	1,040,786
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	A1	3.000%	07/17/22	2,921	2,668,073
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, RegS	A1	3.000%	07/17/22	941	862,050
GeoPark Latin America Ltd. Agencia en Chile, Sr. Sec’d. Notes, 144A	B(d)	7.500%	02/11/20	730	728,175
Inversiones CMPC SA, Gtd. Notes, 144A	Baa3	4.500%	04/25/22	896	834,441

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Chile (cont’d.)
Inversiones CMPC SA, Gtd. Notes, RegS	Baa3	4.500%	04/25/22	146	$135,969
Inversiones CMPC SA, Unsec’d. Notes, 144A	BBB(d)	4.375%	05/15/23	1,000	929,723

					9,322,956

China — 0.5%
Agile Property Holdings Ltd., Gtd. Notes, RegS	Ba2	8.875%	04/28/17	210	220,500
Sinochem Overseas Capital Co. Ltd., Gtd. Notes, 144A	Baa1	4.500%	11/12/20	955	959,738
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	Aa3	3.125%	05/22/23	550	512,348

					1,692,586

Colombia — 2.2%
Ecopetrol SA, Sr. Unsec’d. Notes	Baa2	5.875%	09/18/23	1,724	1,792,960
Ecopetrol SA, Sr. Unsec’d. Notes	Baa2	7.625%	07/23/19	181	214,033
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes, RegS	Baa3	7.625%	07/29/19	500	576,250
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	Ba2	5.125%	03/28/23	2,100	1,882,125
Pacific Rubiales Energy Corp., Gtd. Notes, RegS	Ba2	7.250%	12/12/21	1,024	1,082,576
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, 144A	Baa3	5.700%	03/20/22	1,176	1,178,940
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, RegS	Baa3	5.700%	03/20/22	262	262,655

					6,989,539

India — 1.7%
Reliance Holdings USA, Inc., Gtd. Notes, RegS	Baa2	5.400%	02/14/22	1,356	1,358,867
Vedanta Resources PLC, Sr. Notes, 144A	Ba3	6.000%	01/31/19	910	864,500
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	Ba3	7.125%	05/31/23	300	279,000
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	Ba3	9.500%	07/18/18	810	888,975
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	Ba3	6.750%	06/07/16	1,156	1,184,900
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	Ba3	9.500%	07/18/18	751	824,223

					5,400,465

Indonesia — 1.7%
Indosat Palapa Co. BV, Gtd. Notes, 144A	Ba1	7.375%	07/29/20	1,187	1,240,415
Indosat Palapa Co. BV, Gtd. Notes, RegS	Ba1	7.375%	07/29/20	91	95,095
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	Baa3	4.300%	05/20/23	1,200	1,026,000
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	Baa3	6.000%	05/03/42	2,138	1,731,780
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	Baa3	5.500%	11/22/21	1,285	1,227,175

					5,320,465

Kazakhstan — 1.4%
KazMunayGas National Co., Gtd. Notes, RegS	Baa3	7.000%	05/05/20	3,914	4,413,035

Malaysia — 1.6%
Petronas Capital Ltd., Gtd. Notes, RegS	A1	5.250%	08/12/19	4,709	5,215,571

Mexico — 12.9%
Alpek SA de CV, Sr. Unsec’d. Notes, 144A	Baa3	4.500%	11/20/22	1,573	1,462,890
America Movil SAB de CV, Sr. Unsec’d. Notes	A2	3.125%	07/16/22	1,715	1,578,585

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Mexico (cont’d.)
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	B(d)	7.000%	01/31/20		1,692	$1,582,020
Axtel SAB de CV, Sr. Sec’d. Notes, CVT, 144A	B(d)	7.000%	01/31/20	MXN	1,929	206,361
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B+(d)	9.375%	10/12/22		1,370	1,500,150
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	B+(d)	9.000%	01/11/18		3,621	3,901,627
Grupo Televisa SAB, Sr. Unsec’d. Notes	Baa1	6.625%	01/15/40		924	996,968
Mexican Bonos, Bonds	Baa1	6.500%	06/09/22	MXN	116,471	9,212,888
Mexican Bonos, Bonds	Baa1	8.500%	11/18/38	MXN	43,876	3,867,349
Mexichem SAB de CV, Sr. Unsec’d. Notes, 144A	Ba1	4.875%	09/19/22		596	578,120
Mexichem SAB de CV, Sr. Unsec’d. Notes, RegS	Ba1	4.875%	09/19/22		472	457,840
Offshore Drilling Holding SA, Sr. Sec’d. Notes, 144A	BB(d)	8.375%	09/20/20		850	859,563
Petroleos Mexicanos, Gtd. Notes	Baa1	4.875%	01/24/22		9,364	9,551,280
Petroleos Mexicanos, Gtd. Notes	Baa1	5.500%	06/27/44		2,043	1,854,715
Petroleos Mexicanos, Gtd. Notes	Baa1	6.500%	06/02/41		3,831	3,970,364

						41,580,720

Netherlands — 0.2%
Marfrig Holding Europe BV, Sr. Unsec’d. Notes, 144A	B2	8.375%	05/09/18		750	682,500

Peru — 0.9%
Alicorp SA, Sr. Unsec’d. Notes, 144A	Baa2	3.875%	03/20/23		530	469,050
Cementos Pacasmayo SAA, Gtd. Notes, 144A	BB+(d)	4.500%	02/08/23		610	550,525
Gas Natural de Lima y Callao SA, Sr. Unsec’d. Notes, 144A	Baa3	4.375%	04/01/23		750	676,875
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes	Baa2	4.250%	04/30/28		390	337,350
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	Baa2	4.250%	04/30/28		1,000	865,000

						2,898,800

Qatar — 0.7%
Qtel International Finance Ltd., Gtd. Notes, 144A	A2	4.750%	02/16/21		764	804,110
Ras Laffan Liquefied Natural Gas Co. Ltd. III, Sr. Sec’d. Notes, RegS	Aa3	6.750%	09/30/19		1,346	1,571,455

						2,375,565

Russia — 7.4%
Alliance Oil Co. Ltd., Gtd. Notes, 144A	B(d)	7.000%	05/04/20		970	960,300
EDC Finance Ltd., Gtd. Notes, 144A	BB+(d)	4.875%	04/17/20		1,920	1,833,600
Evraz Group SA, Sr. Unsec’d. Notes, 144A	B+(d)	6.500%	04/22/20		1,970	1,816,104
Evraz Group SA, Sr. Unsec’d. Notes, RegS	B1	6.750%	04/27/18		2,830	2,766,325
Lukoil International Finance BV, Gtd. Notes, RegS	Baa2	6.656%	06/07/22		2,121	2,290,680
Novatek OAO via Novatek Finance Ltd., Sr. Unsec’d. Notes, 144A	Baa3	6.604%	02/03/21		1,233	1,334,723
Rosneft Finance SA, Gtd. Notes, RegS	Baa2	7.875%	03/13/18		3,335	3,843,587
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	Baa3	6.299%	05/15/17		1,272	1,361,841
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, 144A	BB+(d)	4.450%	03/19/18		750	732,187
Sibur Securities Ltd., Gtd. Notes, 144A	Ba1	3.914%	01/31/18		1,260	1,197,000
TMK OAO Via TMK Capital SA, Sr. Unsec’d. Notes, 144A	B1	6.750%	04/03/20		770	733,425
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	Ba3	6.493%	02/02/16		1,583	1,674,023

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Russia (cont’d.)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	Ba3	9.125%	04/30/18		400	$463,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, RegS	Ba3	6.493%	02/02/16		364	384,930
VimpelCom Holdings BV, Gtd. Notes, RegS	Ba3	7.504%	03/01/22		2,270	2,392,013

						23,783,738

South Africa — 0.5%
AngloGold Ashanti Holdings PLC, Gtd. Notes	Baa3	8.500%	07/30/20		730	750,075
Myriad International Holdings BV, Gtd. Notes, 144A	Baa3	6.000%	07/18/20		690	724,500

						1,474,575

Trinidad & Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19		810	1,038,825
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, RegS	Baa3	9.750%	08/14/19		280	359,100

						1,397,925

Turkey — 0.3%
Coca-Cola Icecek A/S, Sr. Unsec’d. Notes, 144A	Baa3	4.750%	10/01/18		510	507,505
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	Baa3	5.875%	08/12/20		550	533,500

						1,041,005

United Arab Emirates — 0.7%
Dolphin Energy Ltd., Sr. Sec’d. Notes, RegS	A1	5.500%	12/15/21		2,179	2,388,729

TOTAL FOREIGN BONDS (cost $154,964,977)						145,398,022

SOVEREIGN ISSUES — 52.1%
Argentina Boden (Argentina), Bonds	NR	7.000%	10/03/15		2,886	2,655,120
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	09/26/23		710	710,000
Brazil Notas do Tesouro Nacional (Brazil), Notes	Baa2	10.000%	01/01/21	BRL	29,207	12,201,054
Chile Government International (Chile), Sr. Unsec’d. Notes	Aa3	3.250%	09/14/21		1,033	1,022,670
Croatia Government International (Croatia), Sr. Unsec’d. Notes, 144A	Ba1	5.500%	04/04/23		1,950	1,867,125
Croatia Government International (Croatia), Sr. Unsec’d. Notes, 144A	Ba1	6.625%	07/14/20		760	805,600
Croatia Government International (Croatia), Sr. Unsec’d. Notes, RegS	Ba1	5.500%	04/04/23		1,450	1,388,375
Lithuania Government International (Lithuania), Sr. Unsec’d. Notes, 144A	Baa1	6.125%	03/09/21		3,140	3,583,525
Lithuania Government International (Lithuania), Sr. Unsec’d. Notes, 144A	Baa1	7.375%	02/11/20		800	970,000
Panama Government International (Panama), Sr. Unsec’d. Notes	Baa2	4.300%	04/29/53		650	502,125
Panama Government International (Panama), Sr. Unsec’d. Notes	Baa2	6.700%	01/26/36		589	672,933
Philippine Government International (Philippines), Sr. Unsec’d. Notes	Baa3	4.000%	01/15/21		1,347	1,397,513
Philippine Government International (Philippines), Sr. Unsec’d. Notes	Baa3	5.500%	03/30/26		1,647	1,834,346

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN ISSUES (Continued)
Poland Government International (Poland), Sr. Unsec’d. Notes	A2	5.000%	03/23/22		8,007	$8,611,529
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%	01/22/21		2,320	2,491,100
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41		2,465	2,458,837
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	4.000%	02/26/24		1,060	1,038,800
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	4.375%	07/12/21		6,242	6,444,865
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	6.125%	01/18/41		4,267	4,651,030
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	3.750%	04/25/22		5,750	5,175,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	5.250%	01/17/42		4,621	3,916,297
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	5.625%	11/18/50		4,668	4,819,710
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	6.550%	03/14/37		1,000	1,182,500
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	7.125%	03/30/19		6,778	8,218,325
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba2	5.625%	03/30/21		1,100	1,142,900
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	6.250%	09/26/22		7,197	7,738,574
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	6.750%	05/30/40		4,031	4,218,441
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba2	7.500%	07/14/17		6,693	7,571,456
Russian Federal Bond (Russia), Bonds	Baa1	7.400%	06/14/17	RUB	165,527	5,231,228
Russian Federal Bond (Russia), Bonds	Baa1	7.500%	03/15/18	RUB	32,721	1,042,429
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	4.875%	09/16/23		1,800	1,840,500
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	5.625%	04/04/42		3,600	3,690,000
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	Baa1	7.500%	03/31/30		13,135	15,478,804
South Africa Government International (South Africa), Sr. Unsec’d. Notes	Baa1	5.875%	09/16/25		810	851,513
Turkey Government International Bond (Turkey), Unsec’d. Notes	Baa3	4.875%	04/16/43		3,070	2,532,750
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	3.625%	03/15/22		5,542	5,497,664
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44		1,092	988,260
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	Baa3	4.500%	08/14/24		2,240	2,273,600
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	9.250%	09/15/27		7,156	5,814,250
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes, RegS	B2	5.750%	02/26/16		1,765	1,592,913
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes, RegS	B2	7.750%	10/13/19		26,392	21,944,948

TOTAL SOVEREIGN ISSUES (cost $183,486,513)						168,068,609

TOTAL LONG-TERM INVESTMENTS (cost $343,321,598)						317,532,791

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $102,521)(w)	102,521	$102,521

TOTAL INVESTMENTS — 98.5% (cost $343,424,119)		317,635,312
Other assets in excess of liabilities(x) — 1.5%		4,931,864

NET ASSETS — 100.0%		$322,567,176

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CVT	Convertible Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
BRL	Brazilian Real
MXN	Mexican Peso
RUB	Russian Ruble
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Brazilian Real,
Expiring 10/15/13	Citigroup Global Markets	BRL	7,716	$3,398,130	$3,467,620	$(69,490)
Expiring 10/15/13	Citigroup Global Markets	BRL	5,114	2,211,313	2,298,254	(86,941)

				$5,609,443	$5,765,874	$(156,431)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$4,066,160	$—
Foreign Bonds	—	145,398,022	—
Sovereign Issues	—	168,068,609	—
Affiliated Money Market Mutual Fund	102,521	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(156,431)	—

Total	$102,521	$317,376,360	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Bonds
Balance as of 12/31/12	$4,453,204
Accrued discounts/premiums	—
Realized gain (loss)	91,679
Change in unrealized appreciation (depreciation)**	(220,527)
Purchases	—
Sales	(4,324,356)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/13	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $87,731 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Foreign Bond transferred out of Level 3 as a result of being priced by a vendor.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of

September 30, 2013 were as follows:

Sovereign Issues	52.1%
Foreign Bonds	45.1
Metals & Mining	1.3

98.5
Other assets in excess of liabilities	1.5

100.0%

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Portfolios hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager” through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolios to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair values of the securities. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs ued as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-ended, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

AST Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event that there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received fromt the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date     November 21, 2013

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date     November 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     November 21, 2013

*	Print the name and title of each signing officer under his or her signature.